UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2019 through February 29, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

J.P. Morgan Municipal Bond Funds

February 29, 2020

JPMorgan High Yield Municipal Fund

JPMorgan Municipal Income Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

JPMorgan Ultra-Short Municipal Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.jpmorganfunds.com and you will be notified by mail each time a report is posted and provided with a website to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan) or, if you are a direct investor, by going to www.jpmorganfunds.com/edelivery.

You may elect to receive paper copies of all future reports free of charge. Contact your financial intermediary or, if you invest directly with the Funds, email us at funds.website.support@jpmorganfunds.com or call 1-800-480-4111. Your election to receive paper reports will apply to all funds held within your account(s).

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

April 3, 2020

(Unaudited)

Dear Shareholders,

Amid the unprecedented global response to the COVID-19 pandemic, all of us at J.P. Morgan Asset Management sincerely hope that you and your loved ones are safe and healthy. We continue to closely monitor the situation globally and implement protocols and processes based on recommendations from relevant authorities aimed at protecting our clients, shareholders, employees, businesses and the broader public health.

“Our detailed planning and investments in technology have allowed us to maintain our high level of service to our clients and shareholders and help them navigate the current uncertainty even as our people have transitioned to working from home and ensuring the well-being of their own households.”
— Andrea L. Lisher

We want to assure you that J.P. Morgan Asset Management is deeply committed to protecting and serving our clients and shareholders through this crisis. We regularly plan and exercise against various events and coordinate closely with regulators, vendors and industry parties, among others, striving for seamless and consistent execution. Throughout each year, we test our resiliency capabilities and core functions. Past events, such as hurricanes or other emergencies, have helped to prepare us for rare events, including multi-day outages. Our technology teams and systems employ distributed operating models and our client services have extensive capabilities through multiple global call centers and digital channels.

Our detailed planning and investments in technology have allowed us to maintain our high level of service to our clients and shareholders and help them navigate the current uncertainty even as our people have transitioned to working from home and ensuring the well-being of their own households.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your assets. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	1

J.P. Morgan Municipal Bond Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

Overall, interest rates declined during the reporting period amid slowing but still positive growth in the U.S. economy. Financial markets largely rallied in the first months of the reporting period, but investor concerns about slowing global economic growth and an increase in U.S.-China trade tensions drove an increase in market volatility and weighed down asset prices toward the middle of the period.

Amid market volatility, investors flocked to longer-dated U.S. Treasury bonds in August, which drove the yields on the 30-year U.S. Treasury bond below 2% for the first time. More notably, yields on 10-year U.S. Treasury bonds fell below yields on two-year U.S. Treasury bonds for the first time since 2007.

By late 2019 and into early 2020, financial markets strengthened on the back of positive developments in U.S.-China trade negotiations. However, in the final weeks of the reporting period those trade concerns were replaced by investor worries about the impact of COVID-19. Global bond and equity markets experienced sharp declines in late February 2020.

U.S. Treasury bonds generally benefitted as investors sought a perceived safe haven amid volatile markets. By the end of the reporting period, demand for 10-year Treasury bonds had pushed their yield to a record low 1.1%. For the twelve months ended February 29, 2020, the Bloomberg Barclays US Municipal Index returned 9.46%.

2	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

JPMorgan High Yield Municipal Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	13.02%
Bloomberg Barclays U.S. Municipal Index	9.46%
Bloomberg Barclays High Yield Municipal Bond Index	14.40%

Net Assets as of 2/29/2020 (In Thousands) .	$534,756
Duration as of 2/29/2020	7.0 years

INVESTMENT OBJECTIVE**

The JPMorgan High Yield Municipal Fund (the “Fund”) seeks a high level of current income exempt from federal income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2020, the Fund’s Class I Shares outperformed the Bloomberg Barclays US Municipal Bond Index (the “Benchmark”) and underperformed Bloomberg Barclays High Yield Municipal Index.

Relative to the Benchmark, the Fund’s longer overall duration was a leading contributor to performance. Generally, bonds with longer duration will experience a larger increase in price when interest rates fall. The Fund’s overweight allocation to bonds rated BBB and BB also contributed to performance relative to the Benchmark. The Fund’s overweight positions in the health care and education sectors also helped relative performance.

The Fund’s underweight positions in the transportation, industrial development revenue/pollution control revenue and housing sectors were leading detractors from relative performance during the reporting period.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s assets were invested in municipal bonds, with a small allocation to loan assignments.

The Fund’s largest allocations were to bonds rated BBB and BB, while its smallest allocations were in bonds rated AAA and single-A. At the end of the reporting period, the Fund’s overall duration was 7.0 years compared with 5.0 years for the Benchmark.

CREDIT QUALITY ALLOCATIONS***
AAA	8.8%
AA	12.4
A	9.1
BBB	31.0
BB	13.5
B	0.6
NR	24.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2020. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	3

JPMorgan High Yield Municipal Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2020

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 17, 2007
With Sales Charge*		8.61%	3.67%	4.21%
Without Sales Charge		12.81	4.46	4.61
CLASS C SHARES	September 17, 2007
With CDSC**		11.29	3.93	4.09
Without CDSC		12.29	3.93	4.09
CLASS I SHARES	September 17, 2007	13.02	4.57	4.72
CLASS R6 SHARES	November 1, 2018	13.12	4.60	4.73

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/10 TO 2/29/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan High Yield Municipal Fund, the Bloomberg Barclays U.S. Municipal Index and the Bloomberg Barclays High Yield Municipal Bond Index from February 28, 2010 to February 29, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Municipal Index and the Bloomberg Barclays High Yield Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The Bloomberg Barclays U.S. Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

JPMorgan Municipal Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)* .	7.36%
Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index	7.65%

Net Assets as of 2/29/2020 (In Thousands)	$285,420
Duration as of 2/29/2020	4.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Municipal Income Fund (the “Fund”) seeks current income exempt from federal income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2020, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s overweight position and shorter duration in housing sector bonds was a leading detractor from performance. Generally, bonds with shorter duration experience a smaller increase in price compared with longer duration bonds when interest rates fall. The Fund’s overweight position in bonds rated AAA and its underweight positions in the industrial development revenue/pollution control revenue and transportation sectors also detracted from relative performance.

The Fund’s overweight positions in the hospital and leasing sectors were leading contributors to relative performance. The Fund’s underweight positions in pre-refunded bonds and bonds rated AA also helped relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to emphasize higher yielding sectors, particularly the housing sector. At the end of the twelve month period, the Fund’s overall duration was generally in line with that of the Benchmark.

CREDIT QUALITY ALLOCATIONS***
AAA	29.5%
AA	42.2
A	21.2
BBB	4.3
NR	2.8

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2020. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	5

JPMorgan Municipal Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2020
	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 23, 1993
With Sales Charge*		3.05%	2.04%	2.77%
Without Sales Charge		7.04	2.81	3.17
CLASS C SHARES	November 4, 1997
With CDSC**		5.52	2.25	2.59
Without CDSC		6.52	2.25	2.59
CLASS I SHARES	February 9, 1993	7.36	3.07	3.44
CLASS R6 SHARES	November 6, 2017	7.36	3.10	3.45

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/10 TO 2/29/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Municipal Income Fund and the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index from February 28, 2010 to February 29, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays

U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

JPMorgan Short-Intermediate Municipal Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	5.12%
Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index	4.24%

Net Assets as of 2/29/2020 (In Thousands)	$1,661,367
Duration as of 2/29/2020	3.6 years

INVESTMENT OBJECTIVE**

The JPMorgan Short-Intermediate Municipal Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For twelve months ended February 29, 2020, the Fund outperformed the Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s overall longer duration was a leading contributor to performance. Generally, bonds of longer duration will experience a larger increase in price when interest rates fall. The Fund’s overweight positions in the hospital and leasing sectors and its underweight position in pre-refunded bonds also helped relative performance. The Fund’s overweight positions in bonds rate single-A and BBB also contributed to relative performance.

The Fund’s overweight positions in the electric and local general obligation bond sectors were leading detractors from relative performance. The Fund’s underweight position in the industrial development revenue/pollution control revenue sector and its overweight position in California bonds also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund employed a bottom-up, security selection-based investment approach. The Fund’s portfolio managers sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk while maintaining the Fund’s bias toward higher quality issuances.

CREDIT QUALITY ALLOCATIONS***
AAA	17.3%
AA	49.8
A	20.4
BBB	7.9
B	0.0	(a)
NR	4.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2020. The Fund’s portfolio composition is subject to change.
(a)	Amount rounds to less than 0.05%.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	7

JPMorgan Short-Intermediate Municipal Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2020

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 4, 1998
With Sales Charge*		2.77%	1.29%	1.14%
Without Sales Charge		5.12	1.74	1.36
CLASS C SHARES	November 1, 2001
With CDSC**		3.52	1.24	0.86
Without CDSC		4.52	1.24	0.86
CLASS I SHARES	June 19, 2009	5.56	2.23	1.86
CLASS R6 SHARES	October 1, 2018	5.61	2.22	1.86

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/10 TO 2/29/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Short-Intermediate Municipal Bond Fund and the Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index from February 28, 2010 to February 29, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index is an unmanaged index of investment grade tax-exempt municipal bonds with maturities of 1–5.999 years. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $1,000 minimum initial investment and carry a 2.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

JPMorgan Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	10.37%
Bloomberg Barclays US Municipal Index	9.46%

Net Assets as of 2/29/2020 (In Thousands)	$551,778
Duration as of 2/29/2020	6.5 years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Free Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2020, the Fund outperformed the Bloomberg Barclays US Municipal Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s longer overall duration was a leading contributor to performance. Generally, bonds with longer duration will experience a larger increase in price when interest rates fall. The Fund’s underweight positions in bonds rated AA and higher and its overweight positions in bonds rated single-A and lower also contributed to relative performance. The Fund’s overweight positions in the hospital and leasing sectors also helped relative performance.

The Fund’s overweight position in the electric sector and its underweight positions in the transportation and special tax sectors were leading detractors from relative performance. The Fund’s underweight allocation to bonds issued by California also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to employ a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk.

CREDIT QUALITY ALLOCATIONS***
AAA	16.3%
AA	49.2
A	19.7
BBB	13.8
NR	1.0

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2020. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	9

JPMorgan Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2020
	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 1, 1988
With Sales Charge*		6.22%	3.01%	3.71%
Without Sales Charge		10.37	3.79	4.11
CLASS C SHARES	July 1, 2008
With CDSC**		8.73	3.15	3.43
Without CDSC		9.73	3.15	3.43
CLASS I SHARES	February 1, 1995	10.66	4.02	4.31
CLASS R6 SHARES	October 1, 2018	10.72	4.04	4.32

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/10 TO 2/29/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Free Bond Fund and the Bloomberg Barclays U.S. Municipal Index from February 28, 2010 to February 29, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg Barclays U.S. Municipal Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays

U.S. Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $1,000 minimum initial investment and carry a 3.75% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

JPMorgan Ultra-Short Municipal Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	1.96%
Bloomberg Barclays 1 Year Municipal Bond Index	2.48%

Net Assets as of 2/29/2020 (In Thousands)	$4,157,511
Duration as of 2/29/2020	0.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Ultra-Short Municipal Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2020, the Fund underperformed the Bloomberg Barclays 1 Year Municipal Bond Index (the “Benchmark”).

The Fund’s out-of-Benchmark exposure to floating rate notes, which were used tactically to maintain liquidity in the portfolio and typically do not experience price appreciation when interest rates fall, detracted from performance relative to the Benchmark. The Fund’s overweight allocation to local general obligation bonds and its underweight allocation to bonds rated single-A and BBB also detracted from relative performance.

The Fund’s out-of-Benchmark allocation to bonds with maturities of two years or longer was a leading contributor to relative performance. The Fund’s underweight allocation to bonds issued by California and its overweight allocations to bonds issued by Illinois and New Jersey also contributed to relative performance. The Fund’s underweight allocation to pre-refunded bonds also helped relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund sought to maintain an average weighted maturity of two years or less, and the Fund’s investment adviser used a risk/reward analysis to identify investments that it believed would perform well over market cycles.

CREDIT QUALITY ALLOCATIONS***
AAA	11.0%
AA	45.1
A	14.5
BBB	4.5
BB	0.2
NR	24.7

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2020. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	11

JPMorgan Ultra-Short Municipal Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2020

	INCEPTION DATE OF CLASS	1 YEAR	SINCE INCEPTION
CLASS A SHARES	May 31, 2016
With Sales Charge*		(0.52)%	0.48%
Without Sales Charge		1.76	1.09
CLASS I SHARES	May 31, 2016	1.96	1.29

*	Sales Charge for Class A Shares is 2.25%.

LIFE OF FUND PERFORMANCE (5/31/16 TO 2/29/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on May 31, 2016.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Ultra-Short Municipal Fund and the Bloomberg Barclays 1 Year Municipal Bond Index from May 31, 2016 to February 29, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1 Year Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The Bloomberg Barclays 1 Year Municipal Bond Index is an unmanaged index that includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have maturities of 1 to 2 years. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception of the Fund on May 31, 2016 until August 31, 2016, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 94.7% (a)

Alabama — 0.4%

Utility — 0.4%

Black Belt Energy Gas District, Gas Supply Series 2016A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2021 (b)	2,000	2,074

Alaska — 0.5%

Industrial Development Revenue/Pollution Control Revenue — 0.5%

Alaska Industrial Development and Export Authority, Providence Health and Services Series 2011A, Rev., 5.50%, 10/1/2041	325	345

Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2036	2,000	2,329

		2,674

Total Alaska		2,674

Arizona — 6.2%

Education — 2.5%

Arizona Industrial Development Authority, Academics of Math and Science Projects

Rev., 4.00%, 7/1/2029 (c)	400	443

Rev., 5.00%, 7/1/2039 (c)	1,000	1,161

Arizona Industrial Development Authority, Cadence Campus Project

Series 2020A, Rev., 4.00%, 7/15/2030 (c)	500	560

Series 2020A, Rev., 4.00%, 7/15/2040 (c)	800	877

Arizona Industrial Development Authority, Equitable School Revolving Funds

Series A, Rev., 5.00%, 11/1/2044	750	930

Series A, Rev., 4.00%, 11/1/2049	1,000	1,138

Arizona Industrial Development Authority, Fire MESA and Red Rock Campus Projects

Series 2019A, Rev., 3.55%, 7/15/2029 (c)	1,360	1,459

Series 2019A, Rev., 5.00%, 7/15/2039 (c)	1,325	1,509

Series 2019A, Rev., 5.00%, 7/15/2049 (c)	1,675	1,883

Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC – Arizona State University Project

Series 2018A, Rev., 5.00%, 7/1/2032	350	434

Series 2018A, Rev., 5.00%, 7/1/2033	150	185

Series 2018A, Rev., 5.00%, 7/1/2037	200	245

La Paz County Industrial Development Authority, Charter School Solutions-Harmony Public Schools Project

Series 2018A, Rev., 5.00%, 2/15/2028	200	233

Series 2018A, Rev., 5.00%, 2/15/2038	405	480

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Education — continued

Maricopa County Industrial Development Authority, Arizona Autism Charter Schools Project

Series 2020A, Rev., 4.00%, 7/1/2030 (c)	320	359

Series 2020A, Rev., 5.00%, 7/1/2040 (c)	620	721

Series 2020A, Rev., 5.00%, 7/1/2050 (c)	780	892

		13,509

Hospital — 1.5%

Maricopa County Industrial Development Authority, Banner Health Series A, Rev., 4.00%, 1/1/2044	7,000	8,127

Industrial Development Revenue/Pollution Control Revenue — 2.1%

Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project

Series 2019A, Rev., 5.00%, 1/1/2029	1,500	1,837

Series 2019A, Rev., 5.00%, 1/1/2037	1,000	1,203

Series 2019A, Rev., 5.00%, 1/1/2038	1,000	1,196

Series 2019A, Rev., 4.25%, 1/1/2039	1,000	1,116

Series 2019A, Rev., 4.50%, 1/1/2049	2,000	2,202

Arizona Industrial Development Authority, Pinecrest Academy, Horizon, Inspirada and St. Rose Campus Projects

Series 2018A, Rev., 5.00%, 7/15/2028 (c)	1,000	1,157

Series 2018A, Rev., 5.75%, 7/15/2038 (c)	1,000	1,197

Glendale Industrial Development Authority, Terraces of Phoenix Project

Series 2018A, Rev., 4.00%, 7/1/2028	450	484

Series 2018A, Rev., 5.00%, 7/1/2033	600	669

Series 2018A, Rev., 5.00%, 7/1/2038	300	332

		11,393

Utility — 0.1%

City of Mesa, Utility System

Rev., AGM, 5.25%, 7/1/2029 (d)	160	221

Rev., AGM, 5.25%, 7/1/2029	40	55

		276

Total Arizona		33,305

California — 2.1%

Education — 0.9%

California Community College Financing Authority, Orange Coast Properties LLC — Orange Coast College Project

Rev., 5.00%, 5/1/2037	750	916

Rev., 5.00%, 5/1/2038	400	487

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	13

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Education — continued

California Municipal Finance Authority, John Adams Academies Lincoln Project

Series 2019A, Rev., 4.00%, 10/1/2029 (c)	410	432

Series 2019A, Rev., 5.00%, 10/1/2039 (c)	900	992

California Public Finance Authority, Laverne Elementary Preparatory Academy

Series 2019A, Rev., 4.25%, 6/15/2029 (c)	795	825

Series 2019A, Rev., 5.00%, 6/15/2039 (c)	785	819

California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District

Series 2018A, Rev., AGM, Zero Coupon, 8/1/2030	200	165

		4,636

General Obligation — 0.1%

Pomona Unified School District Series C, GO, 6.00%, 8/1/2029 (d)	160	233

San Mateo Union High School District, Capital Appreciation, Election of 2006 Series A, GO, Zero Coupon, 9/1/2028	100	72

Sunnyvale Elementary School District, Election 2004 Series C, GO, 5.50%, 9/1/2034	175	264

		569

Hospital — 0.7%

California Health Facilities Financing Authority, Children’s Hospital Series 2017A, Rev., 5.00%, 8/15/2047	500	603

California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2047	200	238

California Public Finance Authority, Henry Mayo Newhall Hospital Rev., 5.00%, 10/15/2029	200	239

California Statewide Communities Development Authority, Adventist Health System Series 2018A, Rev., 3.50%, 3/1/2038	2,000	2,189

Palomar Health Rev., 5.00%, 11/1/2039	500	590

		3,859

Housing — 0.1%

California Municipal Finance Authority, Linxs Apartments Project, Senior Lien

Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	245	269

Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	240	266

		535

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Industrial Development Revenue/Pollution Control Revenue — 0.1%

California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project Series 2015B-2, Rev., AMT, 3.13%, 11/3/2025 (b)	250	275

Utility — 0.2%

California Municipal Finance Authority, San Antonio Gardens Project Rev., 5.00%, 11/15/2039	850	1,036

Los Angeles Department of Water and Power System Series A, Rev., 5.25%, 7/1/2039	250	259

		1,295

Total California		11,169

Colorado — 8.8%

Certificate of Participation/Lease — 0.9%

South Suburban Park & Recreation District

COP, 4.00%, 12/15/2035	2,015	2,363

COP, 4.00%, 12/15/2036	1,350	1,579

COP, 4.00%, 12/15/2037	500	582

		4,524

Education — 0.3%

Colorado Educational and Cultural Facilities Authority, Stargate Charter School Project

Series 2018A, Rev., 5.00%, 12/1/2032	500	631

Series 2018A, Rev., 5.00%, 12/1/2033	500	630

Series 2018A, Rev., 4.00%, 12/1/2048	500	558

		1,819

General Obligation — 4.6%

Aviation Station, North Metropolitan District No. 2 Series A, GO, 5.00%, 12/1/2039	750	820

Bradburn Metropolitan District No. 2

Series 2018A, GO, 5.00%, 12/1/2038	500	561

Series 2018B, GO, 7.25%, 12/15/2047	500	518

Copperleaf Metropolitan District No. 4, Limited Tax, Convertible to Unlimited Tax

Series 2020A, GO, 5.00%, 12/1/2039	775	842

Series 2020A, GO, 5.00%, 12/1/2049	1,000	1,077

Cottonwood Highlands Metropolitan District No. 1 Series 2019A, GO, 5.00%, 12/1/2049	900	977

Cross Creek Metropolitan District No. 2, Unlimited Tax GO, AGM, 4.00%, 12/1/2045	1,000	1,154

DIATC Metropolitan District

GO, 3.25%, 12/1/2029 (c)	590	606

GO, 5.00%, 12/1/2039 (c)	1,240	1,361

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — continued

Lanterns Metropolitan District No. 1 Series A, GO, 5.00%, 12/1/2039	1,375	1,493

Mirabelle Metropolitan District No. 2, Limited Tax

Series 2020A, GO, 5.00%, 12/1/2039	700	767

Series 2020A, GO, 5.00%, 12/1/2049	1,250	1,354

Painted Prairie Metropolitan District No. 2 GO, 5.25%, 12/1/2048	2,000	2,129

STC Metropolitan District No. 2

Series 2019A, GO, 3.00%, 12/1/2025	555	568

Series 2019A, GO, 4.00%, 12/1/2029	1,000	1,080

Series 2019A, GO, 5.00%, 12/1/2038	1,700	1,880

Thompson Crossing Metropolitan District No. 4

GO, 5.00%, 12/1/2039	1,400	1,535

GO, 5.00%, 12/1/2049	1,500	1,632

Trails at Crowfoot Metropolitan District No. 3

Series A, GO, 4.38%, 12/1/2030	620	658

Series A, GO, 5.00%, 12/1/2039	1,000	1,081

Vauxmont Metropolitan District, Senior Limited Tax, Convertible to Unlimited Tax GO, AGM, 5.00%, 12/1/2050 (e)	1,500	1,812

Willow Bend Metropolitan District Series A, GO, 5.00%, 12/1/2039	600	656

		24,561

Hospital — 1.9%

Colorado Health Facilities Authority, Christian Living Neighborhoods

Rev., 4.00%, 1/1/2023	620	658

Rev., 4.00%, 1/1/2025	660	726

Rev., 4.00%, 1/1/2026	520	580

Rev., 4.00%, 1/1/2028	500	570

Rev., 4.00%, 1/1/2038	550	603

Rev., 5.00%, 1/1/2038	1,550	1,803

Colorado Health Facilities Authority, Commonspirit Health Series A-1, Rev., 4.00%, 8/1/2044	2,000	2,307

Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project Series A, Rev., 5.25%, 5/15/2028	1,000	1,205

Denver Health and Hospital Authority, Healthcare Series 2019A, Rev., 4.00%, 12/1/2037	1,250	1,461

		9,913

Other Revenue — 1.1%

Copper Ridge Metropolitan District

Rev., 4.00%, 12/1/2029	1,000	1,057

Rev., 5.00%, 12/1/2039	1,000	1,083

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other Revenue — continued

Painted Prairie Public Improvement Authority

Rev., 4.00%, 12/1/2029	1,000	1,038

Rev., 5.00%, 12/1/2039	2,500	2,677

		5,855

Utility — 0.0% (f)

Public Authority for Colorado Energy, Natural Gas Purchase Series 2008, Rev., 6.13%, 11/15/2023	90	100

Total Colorado		46,772

Connecticut — 1.4%

Education — 0.8%

Connecticut State Health and Educational Facilities Authority, Mary Wade Home Issue

Series A-1, Rev., 5.00%, 10/1/2029 (c)	400	453

Series A-1, Rev., 4.50%, 10/1/2034 (c)	2,350	2,584

Series A-1, Rev., 5.00%, 10/1/2039 (c)	1,000	1,114

Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program Series A, Rev., 5.25%, 11/15/2024	200	206

		4,357

General Obligation — 0.2%

State of Connecticut Series A, GO, 5.00%, 4/15/2037	1,000	1,257

Hospital — 0.1%

Connecticut State Health and Educational Facilities Authority, The Griffin Hospital Issue Series G-1, Rev., 5.00%, 7/1/2034 (c)	225	276

Other Revenue — 0.3%

Town of Hamden, Whitney Center Project Rev., 5.00%, 1/1/2030	1,500	1,706

Total Connecticut		7,596

Delaware — 0.2%

Housing — 0.0% (f)

Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	140	143

Industrial Development Revenue/Pollution Control Revenue — 0.2%

Delaware Economic Development Authority, Acts Retirement-Life Communities, Inc. Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	700	824

Total Delaware		967

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	15

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

District of Columbia — 0.2%

Education — 0.2%

District of Columbia, International School Issue Rev., 5.00%, 7/1/2039	650	816

Other Revenue — 0.0% (f)

District of Columbia, Kipp DC Project Rev., 4.00%, 7/1/2039	200	229

Total District of Columbia		1,045

Florida — 8.8%

Education — 4.9%

Capital Trust Agency, Inc., Advantage Academy of Hillsborough Project

Series A, Rev., 5.00%, 12/15/2029	405	464

Series A, Rev., 5.00%, 12/15/2039	1,775	1,995

Capital Trust Agency, Inc., Franklin Academy Project

Rev., 4.00%, 12/15/2025 (c)	300	327

Rev., 5.00%, 12/15/2026 (c)	300	345

Rev., 5.00%, 12/15/2027 (c)	330	377

Rev., 5.00%, 12/15/2028 (c)	345	392

Rev., 5.00%, 12/15/2029 (c)	365	412

Rev., 5.00%, 12/15/2030 (c)	510	572

Rev., 5.00%, 12/15/2035 (c)	1,080	1,191

Rev., 5.00%, 12/15/2040 (c)	1,200	1,312

Capital Trust Agency, Inc., Imagine School at Land O’Lakes Project

Series 2020A, Rev., 3.00%, 12/15/2029 (c)	420	441

Series 2020A, Rev., 5.00%, 12/15/2039 (c)	640	766

County of Lake, Imagine South Lake Charter School Project

Series A, Rev., 5.00%, 1/15/2029 (c)	500	571

Series A, Rev., 5.00%, 1/15/2039 (c)	550	625

Series A, Rev., 5.00%, 1/15/2049 (c)	825	925

County of Palm Beach, Atlantic University

Rev., 5.00%, 4/1/2029 (c)	400	463

Rev., 5.00%, 4/1/2039 (c)	900	1,041

Florida Development Finance Corp., Imagine School at Broward Project

Series A, Rev., 4.00%, 12/15/2029 (c)	260	294

Series A, Rev., 5.00%, 12/15/2034 (c)	525	639

Series A, Rev., 5.00%, 12/15/2039 (c)	305	366

Florida Development Finance Corp., Pepin Academies of Pasco County, Inc. Project Series 2020A, Rev., 5.00%, 1/1/2040 (c)	2,430	2,639

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Education — continued

Florida Higher Educational Facilities Financial Authority, Ringling College Project

Rev., 5.00%, 3/1/2034	385	485

Rev., 5.00%, 3/1/2035	1,165	1,464

Rev., 5.00%, 3/1/2036	1,230	1,541

Rev., 5.00%, 3/1/2037	1,130	1,413

Rev., 5.00%, 3/1/2044	2,000	2,459

Florida Higher Educational Facilities Financial Authority, St. Leo University Project Series 2019, Rev., 5.00%, 3/1/2039	750	891

Lakeland Educational Facilities, Southern College Project Series 2012A, Rev., 5.00%, 9/1/2025	500	545

Pinellas County Educational Facilities Authority, Pinellas Academy of Math and Science Project Series 2018A, Rev., 4.13%, 12/15/2028 (c)	1,060	1,165

		26,120

Hospital — 0.3%

Miami Beach Health Facilities Authority, Mount Sinai Medical Center Rev., 5.00%, 11/15/2029	545	636

Sarasota County Health Facilities Authority, Sunnyside Village Project Rev., 5.00%, 5/15/2038	1,050	1,218

		1,854

Industrial Development Revenue/Pollution Control Revenue — 1.8%

Lee County Industrial Development Authority, Shell Point/Waterside Health Project Rev., 5.00%, 11/15/2039	1,340	1,621

Polk County Industrial Development Authority, Retirement Facilities, Carpenter’s Home Estates

Series 2019A, Rev., 5.00%, 1/1/2029	440	511

Series 2019A, Rev., 5.00%, 1/1/2039	400	456

Seminole County Industrial Development Authority, Legacy Pointe at UCF Project

Series 2019B-2, Rev., 3.75%, 11/15/2025	2,000	2,027

Series 2019B-1, Rev., 4.25%, 11/15/2026	2,000	2,027

Series 2019A, Rev., 5.00%, 11/15/2029	1,000	1,053

Series 2019A, Rev., 5.25%, 11/15/2039	2,000	2,102

		9,797

Other Revenue — 0.4%

City of Venice, Village on the Isle Project

Rev., 5.00%, 1/1/2037	1,000	1,158

Rev., 5.00%, 1/1/2047	1,000	1,138

		2,296

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Prerefunded — 0.0% (f)

Charlotte County, Utility System Rev., AGM, 5.25%, 10/1/2024 (d)	70	75

Transportation — 0.7%

County of Broward, Airport System Series 2019A, Rev., AMT, 4.00%, 10/1/2044	3,000	3,515

Utility — 0.7%

Charlotte County, Utility System Rev., AGM, 5.25%, 10/1/2024	130	139

County of Palm Beach, Tuscan Gardens of Delray Beach Project

Series 2018-A, Rev., 4.25%, 4/2/2022 (b)	1,000	1,008

Series 2018C, Rev., VRDO, 6.25%, 4/2/2022 (b)	1,000	1,000

JEA Electric System Series B, Rev., 5.00%, 10/1/2034	25	27

Pinellas County Industrial Development Authority, Drs. Kiran & Pallavi Patel 2017 Foundation For Global Understanding, Inc., Project

Rev., 5.00%, 7/1/2029	625	756

Tampa Bay Water Utility System, Revenue Refunding and Improvement Series A, Rev., NATL-RE, 6.00%, 10/1/2029	500	719

		3,649

Total Florida		47,306

Georgia — 0.2%

Hospital — 0.1%

Glynn-Brunswick Memorial Hospital Authority, Health System Project Rev., 4.00%, 8/1/2036	375	445

Housing — 0.0% (f)

Georgia Housing and Finance Authority, Single Family Mortgage Series B, Rev., AMT, 4.00%, 12/1/2029	10	10

Other Revenue — 0.0% (f)

Downtown Smyrna Development Authority Rev., 5.25%, 2/1/2028	240	287

Transportation — 0.1%

City of Atlanta, Airport Series 2012C, Rev., 5.00%, 1/1/2042	500	531

Total Georgia		1,273

Idaho — 0.0% (f)

Education — 0.0% (f)

Idaho Housing and Finance Association, Compass Public Charter School, Inc. Project Series A, Rev., 4.63%, 7/1/2029 (c)	180	201

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — 6.3%

Education — 0.6%

Illinois Finance Authority, University of Illinois, Champaign Project

Series 2019A, Rev., 5.00%, 10/1/2036	300	386

Series 2019A, Rev., 5.00%, 10/1/2037	400	513

Series 2019A, Rev., 5.00%, 10/1/2038	400	511

Series 2019A, Rev., 5.00%, 10/1/2039	350	446

Series 2019A, Rev., 5.00%, 10/1/2044	1,000	1,261

		3,117

General Obligation — 2.4%

Grundy and Will Counties Community Unit School District No. 1 Coal City GO, 5.00%, 2/1/2027	600	735

Metropolitan Water Reclamation District of Greater Chicago Series C, GO, 5.25%, 12/1/2027	50	65

State of Illinois

Series 2012, GO, 4.13%, 3/1/2028	170	178

Series 2017A, GO, 4.00%, 12/1/2033	5,000	5,712

State of Illinois, Rebuild Illinois Program Series 2019B, GO, 4.00%, 11/1/2035	5,000	5,839

		12,529

Hospital — 0.8%

Upper Illinois River Valley Development Authority, Morris Hospital

Series 2018, Rev., 5.00%, 12/1/2027	1,145	1,384

Series 2018, Rev., 5.00%, 12/1/2028	1,050	1,289

Series 2018, Rev., 5.00%, 12/1/2029	875	1,069

Series 2018, Rev., 5.00%, 12/1/2033	250	301

Series 2018, Rev., 5.00%, 12/1/2034	20	24

		4,067

Housing — 0.9%

Illinois Finance Authority, Lutheran Life Communities Obligated Group

Series 2019A, Rev., 5.00%, 11/1/2029	1,590	1,811

Series 2019A, Rev., 5.00%, 11/1/2030	1,940	2,201

Series 2019A, Rev., 5.00%, 11/1/2035	900	1,010

		5,022

Other Revenue — 1.0%

Metropolitan Pier and Exposition Authority, Mccormick Place Expansion Project Series 2012B, Rev., 5.00%, 12/15/2028	1,610	1,730

Sales Tax Securitization Corp., Second Lien

Series 2020A, Rev., 5.00%, 1/1/2037	1,800	2,345

Series 2020A, Rev., 4.00%, 1/1/2040	1,095	1,291

		5,366

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	17

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Prerefunded — 0.0% (f)

Lake County Community Consolidated School District No. 50 Woodland Series C, GO, 5.25%, 1/1/2024 (d)	150	156

Transportation — 0.6%

Chicago O’Hare International Airport, Transportation Infrastructure Properties LLC (TRIPS) Obligated Group Rev., AMT, 5.00%, 7/1/2038	500	609

Illinois State Toll Highway Authority Series A, Rev., 4.00%, 1/1/2037	2,000	2,395

Regional Transportation Authority Series A, Rev., NATL-RE, 6.00%, 7/1/2024	250	302

		3,306

Water & Sewer — 0.0% (f)

City of Chicago, Waterworks, Second Lien Rev., AMBAC, BHAC-CR, 5.75%, 11/1/2030	150	195

Total Illinois		33,758

Indiana — 2.1%

Education — 0.5%

City of Anderson, Economic Development, Anderson University Rev., 6.00%, 10/1/2042	1,500	1,583

Indiana Finance Authority, Marian University Project Series A, Rev., 4.00%, 9/15/2044	1,090	1,216

		2,799

Hospital — 0.4%

Indiana Finance Authority, Goshen Health

Series A, Rev., 5.00%, 11/1/2035	665	845

Series A, Rev., 4.00%, 11/1/2036	235	272

Series A, Rev., 4.00%, 11/1/2037	330	379

Series A, Rev., 4.00%, 11/1/2038	340	390

Series A, Rev., 4.00%, 11/1/2039	360	412

		2,298

Housing — 0.0% (f)

Indiana Housing and Community Development Authority, Home First Mortgage

Series C, Rev., GNMA/FNMA/FHLMC, 4.50%, 12/1/2027	25	26

Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2028	10	10

		36

Other Revenue — 0.9%

City of Franklin, Otterbeit Homes

Series B, Rev., 4.00%, 7/1/2036	870	996

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other Revenue — continued

Series B, Rev., 4.00%, 7/1/2037	905	1,034

Series B, Rev., 4.00%, 7/1/2038	940	1,071

Series B, Rev., 4.00%, 7/1/2039	750	852

Series B, Rev., 4.00%, 7/1/2040	500	566

		4,519

Utility — 0.2%

Indiana Finance Authority, Marquette Project Series A, Rev., 5.00%, 3/1/2030	1,000	1,142

Water & Sewer — 0.1%

Indiana State Finance Authority, Wastewater Utility, First Lien Series 2101A, Rev., 5.25%, 10/1/2031	250	267

Total Indiana		11,061

Iowa — 0.6%

Education — 0.1%

Iowa Student Loan Liquidity Corp., Student Loan Series A, Rev., AMT, 3.75%, 12/1/2033	550	590

Housing — 0.2%

Iowa Finance Authority, Northcrest Inc. Project

Series 2018A, Rev., 5.00%, 3/1/2028	890	1,003

Series 2018A, Rev., 5.00%, 3/1/2038	250	278

		1,281

Utility — 0.3%

Iowa Finance Authority, Phs Council Bluffs, Inc. Project

Rev., 3.95%, 8/1/2023	150	154

Rev., 4.45%, 8/1/2028	250	265

Rev., 5.00%, 8/1/2033	485	522

Rev., 5.00%, 8/1/2038	370	395

		1,336

Total Iowa		3,207

Kansas — 0.5%

Hospital — 0.5%

City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc.

Series A, Rev., 5.00%, 5/15/2032	500	576

Series A, Rev., 5.00%, 5/15/2039	850	968

City of Wichita, Health Care Facilities, Presbyterian Manors, Inc.

Series 2018 I, Rev., 5.00%, 5/15/2033	500	564

Series I, Rev., 5.00%, 5/15/2038	500	560

		2,668

Total Kansas		2,668

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Kentucky — 0.3%

Hospital — 0.3%

City of Ashland, Kings Daughters Medical Center

Series 2016A, Rev., 4.00%, 2/1/2036	1,000	1,083

Series 2016A, Rev., 5.00%, 2/1/2040	500	575

		1,658

Total Kentucky		1,658

Louisiana — 0.8%

Education — 0.6%

Louisiana Public Facilities Authority, Young Audiences Charter School Project

Series A, Rev., 5.00%, 4/1/2030 (c)	525	579

Series A, Rev., 5.00%, 4/1/2039 (c)	1,425	1,532

Series A, Rev., 5.00%, 4/1/2049 (c)	1,135	1,204

		3,315

Hospital — 0.1%

Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2042	500	609

Housing — 0.0% (f)

East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program Series 2009A-2, Rev., GNMA/FNMA/FHLMC, 4.75%, 10/1/2029	40	40

Transportation — 0.1%

New Orleans Aviation Board, General Airport, North Terminal Project Series B, Rev., AMT, 5.00%, 1/1/2048	250	296

Total Louisiana		4,260

Maine — 0.0% (f)

Prerefunded — 0.0% (f)

Maine Health and Higher Educational Facilities Authority Series A, Rev., 5.00%, 7/1/2025 (d)	25	28

Maryland — 0.7%

Education — 0.7%

County of Frederick, Educational Facilities, Mount St. Mary’s University Series A, Rev., 5.00%, 9/1/2037 (c)	1,500	1,743

Maryland Economic Development Corp., Bowie State University Project

Rev., 4.00%, 7/1/2040	300	343

Rev., 4.00%, 7/1/2050	1,500	1,689

		3,775

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Transportation — 0.0% (f)

Maryland Economic Development Corp. Series A, Rev., 5.13%, 6/1/2020 (d)	40	41

Total Maryland		3,816

Massachusetts — 1.9%

Education — 1.0%

Massachusetts Development Finance Agency, Emerson College

Rev., 5.00%, 1/1/2037	500	618

Rev., 5.00%, 1/1/2038	405	499

Rev., 5.00%, 1/1/2043	500	610

Massachusetts Development Finance Agency, Emmanuel College Series 2016A, Rev., 5.00%, 10/1/2043	500	594

Massachusetts Development Finance Agency, Suffolk University

Rev., 5.00%, 7/1/2036	450	571

Rev., 5.00%, 7/1/2037	605	767

Massachusetts Educational Financing Authority Series B, Rev., AMT, 3.63%, 7/1/2034	1,000	1,124

Massachusetts State College Building Authority Series B, Rev., AGC, 5.50%, 5/1/2028	350	445

		5,228

Other Revenue — 0.7%

Massachusetts Development Finance Agency, Newbridge On the Charles, Inc. Rev., 4.13%, 10/1/2042 (c)	2,000	2,157

Massachusetts Development Finance Agency, Orchid Cove, Inc.

Rev., 4.00%, 10/1/2029	925	1,040

Rev., 4.00%, 10/1/2039	500	547

Rev., 5.00%, 10/1/2039	250	289

		4,033

Transportation — 0.2%

Massachusetts Bay Transportation Authority Series B, Rev., NATL-RE, 5.50%, 7/1/2028	300	409

Massachusetts Port Authority Series A, Rev., 5.00%, 7/1/2044	500	580

		989

Water & Sewer — 0.0% (f)

Massachusetts Water Resources Authority Series B, Rev., AGM, 5.25%, 8/1/2032	100	146

Total Massachusetts		10,396

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	19

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Michigan — 3.0%

Education — 0.2%

Michigan Finance Authority, Universal Learning Academy Rev., 6.00%, 11/1/2032	750	861

General Obligation — 0.3%

City of Detroit

GO, 5.00%, 4/1/2035	500	583

GO, 5.00%, 4/1/2036	500	582

GO, 5.00%, 4/1/2037	500	580

		1,745

Industrial Development Revenue/Pollution Control Revenue — 0.3%

Kentwood Economic Development Corp., Holland Home Obligated Group Rev., 5.00%, 11/15/2032	1,390	1,645

Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone Rev., 5.00%, 12/1/2020	40	41

		1,686

Other Revenue — 0.6%

Michigan Strategic Fund, Holland Home Obligated Group

Rev., 5.00%, 11/15/2034	1,900	2,240

Rev., 5.00%, 11/15/2043	750	870

		3,110

Transportation — 0.1%

Wayne County Airport Authority, Detroit Metropolitan Airport Series B, Rev., AMT, 5.00%, 12/1/2021	400	428

Utility — 1.5%

Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Project

Rev., 5.00%, 5/15/2032	2,000	2,331

Rev., 5.00%, 5/15/2037	1,230	1,419

Michigan Strategic Fund, I-75 Improvement Project Rev., AMT, AGM, 4.13%, 6/30/2035	2,500	2,892

Michigan Strategic Fund, United Methodist Retirement Communities, Inc. Project Rev., 5.00%, 11/15/2034	1,280	1,544

		8,186

Total Michigan		16,016

Minnesota — 0.7%

Hospital — 0.2%

City of Minneapolis, Health Care System, Fairview Health Services Series A, Rev., 4.00%, 11/15/2038	750	875

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Housing — 0.5%

City of Apple Valley, Minnesota Senior Housing, Orchard Path Project Rev., 4.25%, 9/1/2038	750	791

City of Wayzata, Folkestone Senior Living Community

Rev., 5.00%, 8/1/2032	100	114

Rev., 5.00%, 8/1/2033	200	228

Rev., 5.00%, 8/1/2035	200	227

Rev., 3.75%, 8/1/2036	250	268

Rev., 3.75%, 8/1/2037	500	535

Rev., 4.00%, 8/1/2038	350	377

Rev., 4.00%, 8/1/2039	250	269

Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs

Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	4	4

Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	70	71

Minnesota Housing Finance Agency, Residential Housing Finance Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	5	5

		2,889

Total Minnesota		3,764

Mississippi — 0.6%

Hospital — 0.5%

Mississippi Hospital Equipment and Facilities Authority, Forrest County General Hospital Refunding Project

Series A, Rev., 4.00%, 1/1/2039	1,250	1,443

Series A, Rev., 4.00%, 1/1/2040	1,000	1,151

		2,594

Other Revenue — 0.1%

Mississippi Development Bank, Harrison County, Coliseum and Convention Center

Series A, Rev., GTD, 5.25%, 1/1/2030	160	215

Series 2010A, Rev., GTD, 5.25%, 1/1/2034	100	139

		354

Total Mississippi		2,948

Missouri — 1.9%

Education — 0.6%

Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects

Series 2019A, Rev., 5.00%, 2/1/2029	550	638

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Education — continued

Series 2019A, Rev., 5.00%, 2/1/2034	1,010	1,163

Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,141

		2,942

General Obligation — 0.0% (f)

Independence School District, Direct Deposit Program Series A, GO, 5.25%, 3/1/2031	250	261

Housing — 0.0% (f)

Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program

Series E-3, Rev., GNMA/FNMA/FHLMC, 4.63%, 5/1/2028	30	31

Series E-4, Rev., AMT, GNMA/FNMA/FHLMC, 4.25%, 11/1/2030	20	20

		51

Industrial Development Revenue/Pollution Control Revenue — 0.1%

St. Louis County Industrial Development Authority, Friendship Village Series 2018A, Rev., 5.00%, 9/1/2028	630	739

Other Revenue — 1.1%

Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects

Series 2019C, Rev., 4.00%, 2/1/2032	390	448

Series 2019C, Rev., 4.00%, 2/1/2033	865	987

Series 2019C, Rev., 4.00%, 2/1/2034	1,000	1,138

Series 2019C, Rev., 5.00%, 2/1/2042	2,500	3,101

		5,674

Transportation — 0.1%

Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2025	400	487

Total Missouri		10,154

Montana — 0.1%

General Obligation — 0.1%

Cascade County Elementary School District No. 1 Great Falls, School Building GO, 3.63%, 7/1/2038	335	375

Housing — 0.0% (f)

Montana Board of Housing, Single Family Homeownership Series A-2, Rev., AMT, 4.00%, 12/1/2038	110	115

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Transportation — 0.0% (f)

City of Billings, Airport Series 2010A, Rev., AMT, 5.00%, 7/1/2020	100	101

Total Montana		591

Nebraska — 0.4%

Hospital — 0.4%

Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Obligated Group

Series 2019A, Rev., 4.00%, 1/1/2034	1,000	1,135

Series 2019A, Rev., 4.00%, 1/1/2037	1,000	1,130

		2,265

Total Nebraska		2,265

Nevada — 0.1%

Other Revenue — 0.0% (f)

City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024 (c)	215	220

Transportation — 0.1%

City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	428

Total Nevada		648

New Hampshire — 0.3%

Education — 0.0% (f)

City of Manchester, School Facilities Rev., NATL-RE, 5.50%, 6/1/2027	100	130

Housing — 0.0% (f)

New Hampshire Housing Finance Authority, Single Family Mortgage Series 2011A, Rev., AMT, 5.25%, 7/1/2028	15	16

Utility — 0.3%

New Hampshire Business Finance Authority, The Vista Project

Series A, Rev., 5.25%, 7/1/2039 (c)	200	221

Series A, Rev., 5.63%, 7/1/2046 (c)	1,000	1,117

		1,338

Total New Hampshire		1,484

New Jersey — 4.8%

Education — 1.4%

New Jersey Economic Development Authority, School Facilities Construction Series EEE, Rev., 5.00%, 6/15/2043	4,000	4,895

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	21

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Education — continued

New Jersey Higher Education Student Assistance Authority, Senior Student Loan

Series 2018A, Rev., AMT, 3.75%, 12/1/2031	750	849

Series 2018A, Rev., AMT, 4.00%, 12/1/2032	400	461

Series A, Rev., AMT, 4.00%, 12/1/2033	500	575

Series 2018A, Rev., AMT, 4.00%, 12/1/2034	300	344

Series A, Rev., AMT, 4.00%, 12/1/2035	200	229

		7,353

Hospital — 0.3%

New Jersey Health Care Facilities Financing Authority, St. Josephs Healthcare System Rev., 5.00%, 7/1/2041	1,500	1,750

Industrial Development Revenue/Pollution Control Revenue — 1.0%

New Jersey Economic Development Authority, Black House EHT Urban Renewal LLC Project Series 2019A, Rev., 5.00%, 10/1/2039 (c)	2,000	2,068

New Jersey Economic Development Authority, Charter School, Golden Door Charter School Project

Series 2018A, Rev., 5.13%, 11/1/2029 (c)	210	235

Series 2018-A, Rev., 6.25%, 11/1/2038 (c)	525	620

New Jersey Economic Development Authority, Charter School, Marion P. Thomas Charter School, Inc. Project Series 2018-A, Rev., 5.00%, 10/1/2033 (c)	1,000	1,107

New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	1,200	1,399

		5,429

Transportation — 1.5%

New Jersey Economic Development Authority, Motor Vehicle Surplus Series A, Rev., NATL-RE, 5.25%, 7/1/2024	380	444

New Jersey Economic Development Authority, Transit Transportation Project

Series 2020A, Rev., 4.00%, 11/1/2037	1,500	1,746

Series 2020A, Rev., 4.00%, 11/1/2038	750	870

Series 2020A, Rev., 4.00%, 11/1/2039	2,000	2,313

New Jersey Transportation Trust Fund Authority Series 2019BB, Rev., 4.00%, 6/15/2036	1,000	1,156

New Jersey Transportation Trust Fund Authority, Transportation Program Series AA, Rev., 5.25%, 6/15/2033	1,335	1,492

		8,021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Utility — 0.6%

New Jersey Economic Development Authority, White Horse HMT Urban Renewal LLC Project Rev., 5.00%, 1/1/2040 (c)	3,000	3,070

Total New Jersey		25,623

New Mexico — 0.6%

Housing — 0.0% (f)

New Mexico Mortgage Finance Authority, Single Family Mortgage Program

Series 2011B, Class I, Rev., GNMA/FNMA/FHLMC, 5.00%, 3/1/2028	60	61

Series A, Class I, Rev., GNMA/FNMA/FHLMC, 5.00%, 9/1/2030	10	10

		71

Other Revenue — 0.2%

City of Santa Fe, El Castillo Retirement Residences Project Series 2019A, Rev., 5.00%, 5/15/2034	650	756

Utility — 0.4%

New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group – La Vida Llena Expansion Project

Series A, Rev., 5.00%, 7/1/2033	360	425

Series A, Rev., 5.00%, 7/1/2034	375	442

Series A, Rev., 5.00%, 7/1/2039	1,225	1,436

		2,303

Total New Mexico		3,130

New York — 3.5%

Education — 1.7%

Build Resource Corp., Inwood Academy for Leadership Charter School Project

Series 2018A, Rev., 4.88%, 5/1/2031 (c)	500	588

Series 2018A, Rev., 5.13%, 5/1/2038 (c)	250	295

New York State Dormitory Authority, Montefiore Obligated Group

Series 2020A, Rev., AGM, 3.00%, 9/1/2050	1,850	1,985

Series 2020A, Rev., 4.00%, 9/1/2050	3,600	4,172

Onondaga Civic Development Corp., Le Moyne College Project

Rev., 5.00%, 1/1/2037	300	370

Rev., 5.00%, 1/1/2038	200	246

Rev., 5.00%, 1/1/2043	500	611

Yonkers Economic Development Corp., Charter School of Educational Excellence Project

Series 2019A, Rev., 4.00%, 10/15/2029	200	225

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Education — continued

Series 2019A, Rev., 5.00%, 10/15/2039	315	371

		8,863

Hospital — 0.2%

Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project Series 2017A, Rev., 4.00%, 11/1/2042	1,000	1,082

Housing — 0.1%

Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project Series 2019, Rev., 5.00%, 7/1/2042	365	428

Industrial Development Revenue/Pollution Control Revenue — 1.0%

Monroe County Industrial Development Corp., St. Anns Community Project

Rev., 4.00%, 1/1/2030	2,000	2,212

Rev., 5.00%, 1/1/2040	2,145	2,426

Suffolk County Economic Development Corp., Peconic Landing at Southold Project, Inc. Rev., 5.00%, 12/1/2029 (e)	750	871

		5,509

Other Revenue — 0.2%

New York Liberty Development Corp., Goldman Sachs Headquarters Rev., 5.25%, 10/1/2035	525	758

New York State Environmental Facilities Corp., Revolving Funds, Pooled Financing Series 2005B, Rev., 5.50%, 10/15/2030 (d)	390	558

		1,316

Prerefunded — 0.1%

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series BB, Rev., 5.25%, 6/15/2044 (d)	250	271

New York City Water and Sewer System Series 2011EE, Rev., 5.38%, 6/15/2043 (d)	290	300

		571

Transportation — 0.2%

New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project

Rev., AMT, 4.00%, 1/1/2036	500	568

Rev., AMT, 5.00%, 1/1/2036	375	463

		1,031

Water & Sewer — 0.0% (f)

New York City Water and Sewer System Series EE, Rev., 5.38%, 6/15/2043	150	155

Total New York		18,955

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — 0.6%

Hospital — 0.6%

North Carolina Medical Care Commission, Retirement Facilities First Mortgage

Series 2019A, Rev., 5.00%, 1/1/2029	560	674

Series 2019A, Rev., 5.00%, 1/1/2030	655	787

Series 2019A, Rev., 5.00%, 1/1/2031	625	749

North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Davidson Project Series 2019A, Rev., 5.00%, 1/1/2034	1,000	1,150

		3,360

Total North Carolina		3,360

North Dakota — 0.1%

Housing — 0.0% (f)

North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2012A, Rev., 3.75%, 7/1/2042	50	52

Utility — 0.1%

McLean County, Solid Waste Facilities, Great River Energy Project Series A, Rev., 4.88%, 7/1/2026	210	212

Total North Dakota		264

Ohio — 4.4%

Education — 2.5%

Ohio Higher Educational Facility Commission, The Cleveland Institute of Art 2018 Project

Rev., 5.00%, 12/1/2028	500	590

Rev., 5.00%, 12/1/2033	270	314

Rev., 5.00%, 12/1/2038	685	786

Ohio Higher Educational Facility Commission, Tiffin University 2019 Project

Rev., 5.00%, 11/1/2034	2,875	3,467

Rev., 5.00%, 11/1/2039	4,890	5,826

Ohio Higher Educational Facility Commission, University of Findlay 2019 Project Rev., 5.00%, 3/1/2034	2,000	2,390

		13,373

General Obligation — 0.1%

County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction and Improvement

GO, NATL-RE, 5.25%, 12/1/2025	185	230

Greene County Series 2007A, GO, AMBAC, 5.25%, 12/1/2028	45	58

		288

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	23

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Hospital — 0.7%

City of Centerville, Graceworks Lutheran Services Rev., 5.00%, 11/1/2027	380	444

County of Ross, Adena Health System Rev., 5.00%, 12/1/2039	1,000	1,269

County of Warren, Otterbein Homes

Series A, Rev., 4.00%, 7/1/2037	1,000	1,154

Series A, Rev., 4.00%, 7/1/2039	500	574

Franklin County Health Care Improvement, Presbyterian Services Series 2010A, Rev., 5.00%, 7/1/2020	100	100

		3,541

Housing — 0.0% (f)

Ohio Housing Finance Agency, Single Family Mortgage Series 2011 2, Rev., GNMA/FNMA/FHLMC, 4.50%, 11/1/2028	20	20

Other Revenue — 0.7%

Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Class I, Rev., 4.00%, 6/1/2048	3,210	3,677

Transportation — 0.4%

Cleveland-Cuyahoga County, Port Authority Cultural Facility, Playhouse Square Foundation Project

Rev., 5.00%, 12/1/2033	1,000	1,191

Rev., 5.25%, 12/1/2038	500	597

Rev., 5.50%, 12/1/2043	500	601

		2,389

Total Ohio		23,288

Oklahoma — 0.9%

Hospital — 0.2%

Oklahoma Development Finance Authority, Health System, Ou Medicine Project Series B, Rev., 5.00%, 8/15/2038	1,000	1,227

Transportation — 0.6%

Oklahoma Development Finance Authority (The), Gilcrease Expressway West Project Rev., AMT, 1.63%, 7/6/2023	2,380	2,396

Tulsa Airports Improvement Trust

Series A, Rev., AMT, 5.00%, 6/1/2024	300	346

Series A, Rev., AMT, 5.00%, 6/1/2025	420	487

		3,229

Water & Sewer — 0.1%

Oklahoma City Water Utilities Trust, Water and Sewer System Rev., 5.38%, 7/1/2040	220	233

Total Oklahoma		4,689

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oregon — 0.4%

General Obligation — 0.1%

Clackamas County School District No. 7J, Lake Oswego GO, AGM, 5.25%, 6/1/2025	165	202

Linn County Community School District No. 9 Lebanon GO, NATL-RE, 5.50%, 6/15/2030	20	28

		230

Hospital — 0.3%

Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project

Series 2018A, Rev., 5.00%, 5/15/2038	220	250

Series 2018A, Rev., 5.00%, 5/15/2043	310	349

Salem Hospital Facility Authority, Capital Manor Project Rev., 5.00%, 5/15/2038	1,000	1,189

		1,788

Housing — 0.0% (f)

Oregon State Housing and Community Services Department, Single Family Mortgage Program Series B, Rev., AMT, 5.00%, 7/1/2030	25	26

Prerefunded — 0.0% (f)

State of Oregon, University Systems Projects Series G, GO, 5.25%, 8/1/2031 (d)	105	112

Total Oregon		2,156

Pennsylvania — 9.1%

Education — 1.3%

Allegheny County Higher Education Building Authority, Duquesne University Series 2011A, Rev., 5.00%, 3/1/2020	160	160

Dallas Area Municipal Authority, Misericordia University Project

Rev., 3.25%, 5/1/2023	200	205

Rev., 5.00%, 5/1/2029	650	792

Rev., 5.00%, 5/1/2039	1,100	1,298

Montgomery County Higher Education and Health Authority, Arcadia University

Rev., 5.00%, 4/1/2034	275	353

Rev., 4.00%, 4/1/2035	205	239

Rev., 4.00%, 4/1/2036	520	604

Rev., 4.00%, 4/1/2037	545	632

Rev., 4.00%, 4/1/2038	695	803

Rev., 4.00%, 4/1/2039	725	835

Philadelphia Authority for Industrial Development, Independence Charter School

Rev., 4.00%, 6/15/2029	360	380

Rev., 5.00%, 6/15/2039	500	544

		6,845

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — 2.6%

Aliquippa School District

GO, 3.75%, 12/1/2033	2,000	2,270

GO, 3.88%, 12/1/2037	1,250	1,414

Allentown City School District

Series C, GO, 4.00%, 2/1/2034	1,580	1,853

Series B, GO, 5.00%, 2/1/2034	1,300	1,665

Series C, GO, 4.00%, 2/1/2035	1,000	1,171

The School Board of Philadelphia County Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,433

West Mifflin School District

GO, 3.00%, 4/1/2034	1,000	1,077

GO, 3.00%, 4/1/2038	1,400	1,492

Wilkes-Barre Area School District

Series 2019, GO, 3.50%, 4/15/2038	370	412

Series 2019, GO, 3.50%, 4/15/2039	230	255

Series 2019, GO, 3.75%, 4/15/2044	1,000	1,122

		14,164

Hospital — 2.2%

Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2038	500	574

Allegheny County Hospital Development Authority, Medical Center Series 2019A, Rev., 4.00%, 7/15/2037	2,000	2,375

Berks County Industrial Development Authority, Healthcare Facilities

Rev., 5.00%, 5/15/2033	500	579

Series 2017A, Rev., 5.00%, 5/15/2037	250	296

Rev., 5.00%, 5/15/2038	500	577

Berks County Industrial Development Authority, Tower Health Project Rev., 5.00%, 11/1/2037	1,000	1,231

Lancaster County Hospital Authority, Health Care Facilities, Moravian Manors, Inc. Project

Series 2019B, Rev., 2.88%, 12/15/2023	1,000	1,001

Series 2019A, Rev., 5.00%, 6/15/2032	545	641

Series 2019A, Rev., 5.00%, 6/15/2033	570	669

Series 2019A, Rev., 5.00%, 6/15/2038	1,110	1,290

Lancaster County Hospital Authority, Saint Anne’s Retirement Community, Incorporated Project

Rev., 5.00%, 3/1/2040	250	292

Rev., 5.00%, 3/1/2045	500	578

Rev., 5.00%, 3/1/2050	500	576

West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project Rev., 5.00%, 12/15/2038	750	849

		11,528

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Housing — 0.0% (f)

Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2011- 112, Rev., AMT, 5.00%, 4/1/2028	20	20

Industrial Development Revenue/Pollution Control Revenue — 1.2%

Bucks County Industrial Development Authority, St. Luke’s University Health Network Project Rev., 4.00%, 8/15/2044	2,475	2,797

Luzerne County Industrial Development Authority Rev., AGM, 5.00%, 12/15/2024	70	82

Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project

Series 2019, Rev., 4.00%, 12/1/2034	170	193

Series 2019, Rev., 4.00%, 12/1/2035	175	198

Series 2019, Rev., 4.00%, 12/1/2036	175	198

Series 2019, Rev., 4.00%, 12/1/2037	100	113

Series 2019, Rev., 4.00%, 12/1/2038	100	113

Series 2019, Rev., 5.00%, 12/1/2044	350	418

Series 2019, Rev., 5.00%, 12/1/2049	500	595

Northampton County Industrial Development Authority, Morningstar Senior Living, Inc. Project Rev., 5.00%, 11/1/2039	1,000	1,150

Philadelphia Authority for Industrial Development, International Education and Community Initiatives Project Series 2018-A, Rev., 4.50%, 6/1/2029 (c)	700	760

		6,617

Other Revenue — 1.2%

Allentown Neighborhood Improvement Zone Development Authority, City Center Project

Rev., 5.00%, 5/1/2033 (c)	250	304

Rev., 5.00%, 5/1/2042 (c)	250	297

Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group

Rev., 3.00%, 1/1/2024	1,000	1,018

Rev., 3.38%, 1/1/2029	4,545	4,670

		6,289

Prerefunded — 0.1%

Allegheny County Airport Authority, Pittsburgh International Airport Series 2012A-1, Rev., 5.00%, 1/1/2026 (d)	350	375

Utility — 0.5%

Franklin County Industrial Development Authority, Haven Inc. Project

Rev., 5.00%, 12/1/2029	195	222

Rev., 5.00%, 12/1/2039	385	430

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	25

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Utility — continued

Rev., 5.00%, 12/1/2049	500	553

Lancaster Industrial Development Authority, Willow Valley Communities Project Rev., 5.00%, 12/1/2044	1,425	1,701

		2,906

Total Pennsylvania		48,744

Rhode Island — 0.1%

Education — 0.0% (f)

Rhode Island Student Loan Authority, Senior Series 2017A, Rev., AMT, 5.00%, 12/1/2024	100	117

Transportation — 0.1%

Rhode Island Commerce Corp. Series B, Rev., 5.00%, 7/1/2022	250	272

Total Rhode Island		389

South Carolina — 1.6%

Education — 1.0%

South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project

Series A, Rev., 4.00%, 12/1/2029 (c)	1,130	1,281

Series A, Rev., 5.00%, 12/1/2034 (c)	1,405	1,708

Series A, Rev., 5.00%, 12/1/2039 (c)	1,795	2,149

		5,138

Industrial Development Revenue/Pollution Control Revenue — 0.5%

South Carolina Jobs-Economic Development Authority, South Carolina Episcopal Home at Still Homes Series 2018A, Rev., 5.00%, 4/1/2033	1,485	1,668

South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project

Series 2020A, Rev., 5.00%, 11/15/2028	210	247

Series 2020A, Rev., 5.00%, 11/15/2029	110	130

Series 2020A, Rev., 5.00%, 11/15/2042	580	661

		2,706

Other Revenue — 0.1%

South Carolina Jobs-Economic Development Authority, Bishop Gadsden Episcopal Retirement Community Series 2019A, Rev., 4.00%, 4/1/2034	605	691

Total South Carolina		8,535

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Dakota — 0.1%

Education — 0.1%

South Dakota Health and Educational Facilities Authority, Sanford Health Rev., 5.00%, 11/1/2045	500	580

Housing — 0.0% (f)

South Dakota Housing Development Authority, Homeownership Mortgage Series 2012A, Rev., AMT, 4.50%, 5/1/2031	45	47

Total South Dakota		627

Tennessee — 1.6%

Hospital — 1.4%

Chattanooga Health Educational & Housing Facility Board, Commonspirit Health Series A-1, Rev., 4.00%, 8/1/2044	1,000	1,154

Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project

Series 2019A, Rev., 5.00%, 10/1/2029	1,350	1,392

Series 2019A, Rev., 5.50%, 10/1/2034	2,850	3,000

Series 2019A, Rev., 5.75%, 10/1/2054	1,000	1,037

Series 2019A, Rev., 5.75%, 10/1/2059	1,000	1,024

		7,607

Housing — 0.2%

Nashville Metropolitan Development and Housing Agency, Tax Increment, Fifth Broadway Development Project

Rev., 4.50%, 6/1/2028 (c)	500	555

Rev., 5.13%, 6/1/2036 (c)	425	491

Tennessee Housing Development Agency, Homeownership Program

Series A, Rev., AMT, 4.50%, 7/1/2031	25	26

Series 1A, Rev., AMT, 4.50%, 1/1/2038	65	67

		1,139

Total Tennessee		8,746

Texas — 4.4%

Education — 3.2%

Arlington Higher Education Finance Corp., Winfree Academy Charter Schools

Series 2019A, Rev., 5.15%, 8/15/2029	450	500

Series 2019A, Rev., 5.75%, 8/15/2043	1,000	1,154

Danbury Higher Education Authority, Inc., Golden Rule Schools, Inc. Series 2019A, Rev., 5.00%, 8/15/2039	3,000	3,200

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Education — continued

New Hope Cultural Education Facilities Finance Corp. Series 2020A, Rev., 5.00%, 1/1/2030	1,075	1,237

New Hope Cultural Education Facilities Finance Corp., Beta Academy

Series A, Rev., 3.38%, 8/15/2029 (c)	300	308

Series A, Rev., 4.00%, 8/15/2029 (c)	330	364

Series A, Rev., 5.00%, 8/15/2039 (c)	1,035	1,152

Series A, Rev., 5.00%, 8/15/2049 (c)	670	716

New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series A, Rev., 5.50%, 7/1/2054	1,000	1,071

New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project

Series 2020A, Rev., 5.00%, 1/1/2035	865	987

Series 2020A, Rev., 5.00%, 1/1/2040	790	894

Series 2020A, Rev., 5.00%, 1/1/2055	2,000	2,246

New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project Rev., 5.00%, 10/1/2039	1,000	1,123

New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. Project

Rev., 4.00%, 1/1/2029	300	320

Rev., 5.00%, 1/1/2039	205	226

Newark Higher Education Finance Corp., Austin Achieve Public Schools, Inc.

Rev., 4.25%, 6/15/2028	150	157

Rev., 5.00%, 6/15/2033	150	159

Rev., 5.00%, 6/15/2038	250	264

Permanent University Fund — Texas A&M University System

Series B, Rev., 5.25%, 7/1/2028	140	188

Series B, Rev., 5.25%, 7/1/2030	395	553

Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center Series A, Rev., 5.25%, 12/1/2039	170	194

		17,013

General Obligation — 0.1%

North East Independent School District GO, PSF-GTD, 5.25%, 2/1/2027	200	257

Hospital — 0.2%

Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project Rev., 4.00%, 7/15/2045	940	1,008

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Housing — 0.3%

New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas Series A-1, Rev., 5.00%, 12/1/2039	1,420	1,606

Texas Department of Housing and Community Affairs, Residential Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2029	25	26

		1,632

Other Revenue — 0.2%

City of Temple, Reinvestment Zone Series A, Rev., 5.00%, 8/1/2028 (c)	940	1,072

Transportation — 0.0% (f)

Dallas Area Rapid Transit, Senior Lien Rev., AMBAC, 5.25%, 12/1/2029	130	179

Utility — 0.2%

Matagorda County Navigation District No. 1, Central Power and Light Co. Project Rev., 2.60%, 11/1/2029	1,000	1,081

Water & Sewer — 0.2%

City of Houston, Combined Utility System, Capital Appreciation Series A, Rev., AGM, Zero Coupon, 12/1/2027 (d)	30	28

Texas Water Development Board, State Water Implementation Series 2019A, Rev., 4.00%, 10/15/2044	900	1,074

		1,102

Total Texas		23,344

Utah — 1.3%

Education — 0.7%

Utah Charter School Finance Authority

Series A, Rev., 4.00%, 4/15/2032	250	295

Series A, Rev., 4.00%, 4/15/2033	260	304

Series A, Rev., 5.00%, 4/15/2034	235	302

Series A, Rev., 5.00%, 4/15/2039	700	888

Utah Charter School Finance Authority, Mountain West Montessori Academy Project

Series 2020A, Rev., 3.13%, 6/15/2029 (c)	750	762

Series 2020A, Rev., 5.00%, 6/15/2039 (c)	475	539

Series 2020A, Rev., 5.00%, 6/15/2049 (c)	825	920

		4,010

Other Revenue — 0.1%

Utah Transit Authority, Sales Tax

Series C, Rev., AGM, 5.25%, 6/15/2025	40	48

Series 2006C, Rev., AGM, 5.25%, 6/15/2032	450	628

		676

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	27

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Transportation — 0.5%

Utah Infrastructure Agency

Rev., 4.00%, 10/15/2033	500	559

Rev., 4.00%, 10/15/2036	500	558

Rev., 4.00%, 10/15/2039	700	771

Rev., 4.00%, 10/15/2042	475	520

		2,408

Total Utah		7,094

Vermont — 0.1%

Education — 0.1%

Vermont Student Assistance Corp., Education Loan

Series A, Rev., AMT, 4.00%, 6/15/2032	200	220

Series A, Rev., AMT, 4.00%, 6/15/2033	250	275

Series 2018A, Rev., AMT, 4.00%, 6/15/2034	200	219

		714

Total Vermont		714

Virginia — 3.9%

Education — 0.2%

Danville Industrial Development Authority, Averett University Series A, Rev., 4.75%, 10/1/2032	760	834

Hospital — 1.2%

Chesapeake Hospital Authority, Regional Medical Center

Rev., 4.00%, 7/1/2035	1,000	1,193

Rev., 4.00%, 7/1/2036	1,175	1,385

Rev., 4.00%, 7/1/2037	1,205	1,417

Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2020A, Rev., 5.00%, 7/1/2047 (e)	1,550	2,434

		6,429

Housing — 0.8%

Norfolk Redevelopment and Housing Authority, Harbors Edge Project

Series 2019B, Rev., 4.00%, 1/1/2025	2,000	2,001

Series 2019A, Rev., 5.00%, 1/1/2034	1,000	1,109

Series 2019A, Rev., 4.38%, 1/1/2039	1,250	1,355

		4,465

Industrial Development Revenue/Pollution Control Revenue — 1.1%

Roanoke County Economic Development Authority, Residential Care Facility, Richfield Living

Series 2019A, Rev., 4.75%, 9/1/2029	1,000	1,066

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Industrial Development Revenue/Pollution Control Revenue — continued

Series 2019A, Rev., 5.00%, 9/1/2034	2,000	2,128

Roanoke Economic Development Authority, Richfield Living

Rev., 4.30%, 9/1/2030	770	783

Rev., 5.00%, 9/1/2040	1,640	1,708

		5,685

Prerefunded — 0.0% (f)

Virginia Resources Authority, Infrastructure, Pooled Financing Program Series 2011A, Rev., 5.00%, 11/1/2025 (d)	70	75

Utility — 0.6%

Fredericksburg Economic Development Authority, Stadium Project

Series B, Rev., 6.13%, 9/1/2029 (c)	2,000	2,075

Series B, Rev., 7.00%, 9/1/2044 (c)	1,000	1,051

		3,126

Total Virginia		20,614

Washington — 2.5%

General Obligation — 0.5%

Pend Oreille County, Public Hospital District No. 1

GO, 5.00%, 12/1/2033	1,000	1,195

GO, 5.00%, 12/1/2038	1,255	1,485

		2,680

Hospital — 0.2%

Washington Health Care Facilities Authority, Commonspirit Health Series A-1, Rev., 4.00%, 8/1/2044	1,000	1,154

Housing — 0.9%

Washington State Housing Finance Commission, Homeownership Program Series A, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 4/1/2029	20	20

Washington State Housing Finance Commission, The Heart Stone Project

Series 2018A, Rev., 4.50%, 7/1/2028 (c)	965	1,060

Series 2018A, Rev., 5.00%, 7/1/2038 (c)	825	910

Washington State Housing Finance Commission, Transforming Age Projects

Series 2019A, Rev., 5.00%, 1/1/2034 (c)	745	873

Series 2019A, Rev., 5.00%, 1/1/2039 (c)	1,495	1,733

		4,596

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Other Revenue — 0.3%

Washington State Housing Finance Commission, Judson Park Project

Rev., 4.00%, 7/1/2028 (c)	535	576

Rev., 5.00%, 7/1/2033 (c)	535	597

Rev., 5.00%, 7/1/2038 (c)	300	331

		1,504

Utility — 0.6%

Pend Oreille County, Public Utility District No. 1, Box Canyon Production System Rev., 5.00%, 1/1/2039	2,605	3,160

Total Washington		13,094

West Virginia — 0.6%

Hospital — 0.6%

West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc.

Series 2019A, Rev., 5.00%, 9/1/2038	1,250	1,583

Series 2019A, Rev., 5.00%, 9/1/2039	1,400	1,766

		3,349

Total West Virginia		3,349

Wisconsin — 5.0%

Education — 3.9%

Public Finance Authority, Community School of Davidson Project

Rev., 3.75%, 10/1/2023	300	308

Rev., 5.00%, 10/1/2033	775	891

Public Finance Authority, Coral Academy of Sciences

Series 2019A, Rev., 5.00%, 6/1/2029 (c)	370	422

Series 2019A, Rev., 5.00%, 6/1/2039 (c)	710	790

Public Finance Authority, Minnesota College of Osteopathic Medicine

Series 2019A-1, Rev., 5.50%, 12/1/2048 (c)	17	17

Series 2019A-2, Rev., 7.25%, 12/1/2048 (c)	46	46

Public Finance Authority, Piedmont Community Charter School

Rev., 5.00%, 6/15/2027	160	195

Rev., 5.00%, 6/15/2028	505	622

Rev., 5.00%, 6/15/2034	215	265

Rev., 5.00%, 6/15/2039	390	473

Rev., 5.00%, 6/15/2049	1,000	1,194

Public Finance Authority, Roseman University of Health Sciences Project

Rev., 5.00%, 4/1/2030 (c) (e)	500	625

Rev., 5.00%, 4/1/2040 (c) (e)	1,155	1,402

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Education — continued

Rev., 5.00%, 4/1/2050 (c) (e)	1,000	1,196

Public Finance Authority, Ultimate Medical Academy Project

Series 2019A, Rev., 5.00%, 10/1/2028 (c)	2,000	2,384

Series 2019A, Rev., 5.00%, 10/1/2029 (c)	1,850	2,232

Series 2019A, Rev., 5.00%, 10/1/2034 (c)	500	598

Public Finance Authority, Wilson Preparatory Academy

Series 2019A, Rev., 4.13%, 6/15/2029 (c)	545	581

Series 2019A, Rev., 5.00%, 6/15/2039 (c)	500	537

Series 2019A, Rev., 5.00%, 6/15/2049 (c)	1,100	1,173

Wisconsin Health and Educational Facilities Authority, Lawrence University of Wisconsin Rev., 4.00%, 2/1/2045 (e)	675	772

Wisconsin Health and Educational Facilities Authority, St. Camillus Health System

Series 2019A, Rev., 5.00%, 11/1/2026	355	405

Series 2019A, Rev., 5.00%, 11/1/2027	370	427

Series 2019A, Rev., 5.00%, 11/1/2028	470	543

Series 2019A, Rev., 5.00%, 11/1/2029	315	363

Series 2019A, Rev., 5.00%, 11/1/2030	515	590

Wisconsin Health and Educational Facilities Authority, St. John’s Communities, Inc. Project Series A, Rev., 4.25%, 9/15/2035	1,500	1,571

		20,622

Hospital — 0.2%

Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital, Inc.

Series B, Rev., 5.00%, 7/1/2038	150	181

Series A, Rev., 5.00%, 7/1/2044	210	251

Series A, Rev., 5.00%, 7/1/2049	750	895

		1,327

Other Revenue — 0.9%

Public Finance Authority Rev., 4.25%, 10/1/2038 (c)	2,000	2,058

Public Finance Authority, Cedars Obligated Group Rev., 4.25%, 5/1/2029 (c)	1,000	1,030

Public Finance Authority, The Evergreens Obligated Group Rev., 5.00%, 11/15/2044	1,565	1,831

		4,919

Total Wisconsin		26,868

Total Municipal Bonds (Cost $475,518)		506,687

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	29

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	SHARES (000)		VALUE ($000)

Common Stocks — 0.0% (f)

Oil, Gas & Consumable Fuels — 0.0% (f)

Southcross Holdco Equity ‡ (Cost $12)	—	(g)	3

Short-Term Investments — 8.4%

Investment Companies — 8.4%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.02% (h) (i) (Cost $44,883)	44,883		44,883

Total Investments — 103.1% (Cost $520,413)			551,573
Liabilities in Excess of Other Assets — (3.1)%			(16,817)

NET ASSETS — 100.0%			534,756

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BHAC	Insured by Berkshire Hathaway Assurance Corp.
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 29, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Amount rounds to less than one thousand.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of February 29, 2020.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 97.1% (a)

Alabama — 0.5%

Utility — 0.5%

The Lower Alabama Gas District, Gas Project Series 2016A, Rev., 5.00%, 9/1/2031	1,000	1,318

Alaska — 0.3%

Housing — 0.3%

Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	695	737

Arizona — 2.7%

Education — 0.7%

University of Arizona (The), Stimulus Plan for Economic and Educational Development

Series 2020A, Rev., 5.00%, 8/1/2025	250	305

Series 2020A, Rev., 5.00%, 8/1/2026	700	876

Series 2020A, Rev., 5.00%, 8/1/2027	750	964

		2,145

Industrial Development Revenue/Pollution Control Revenue — 0.1%

Maricopa County Industrial Development Authority, HonorHealth Series 2019A, Rev., 5.00%, 9/1/2032	200	256

Water & Sewer — 1.9%

City of Scottsdale, Water and Sewer Rev., 5.25%, 7/1/2022	2,645	2,919

City of Tucson, Water System Rev., 5.00%, 7/1/2024	2,150	2,532

		5,451

Total Arizona		7,852

California — 0.4%

Hospital — 0.2%

California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2026	410	502

Other Revenue — 0.2%

State of California, Department of Veterans Affairs Series B, Rev., 3.50%, 12/1/2045	545	579

Total California		1,081

Colorado — 3.4%

Certificate of Participation/Lease — 0.3%

Aspen Fire Protection District

COP, 4.00%, 12/1/2034	200	237

COP, 4.00%, 12/1/2035	225	266

COP, 4.00%, 12/1/2036	350	413

		916

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Education — 0.7%

Colorado Educational and Cultural Facilities Authority, University Corp. for Atmospheric Research Project

Rev., 4.00%, 9/1/2020	450	457

Rev., 5.00%, 9/1/2022	470	516

Colorado School of Mines Series A, Rev., (ICE LIBOR USD 1 Month + 0.50%), 1.56%, 4/1/2020 (b)	970	966

		1,939

General Obligation — 1.4%

Pueblo City Schools District No. 60 GO, 5.00%, 12/15/2031	3,000	4,051

Housing — 1.0%

Colorado Housing and Finance Authority Series 2020B, Rev., 3.75%, 5/1/2050	2,150	2,387

Colorado Housing and Finance Authority, Single Family Mortgage Series 2019F, Rev., GNMA COLL, 4.25%, 11/1/2049	295	332

		2,719

Total Colorado		9,625

Connecticut — 3.9%

Education — 1.8%

Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program

Series 2010A, Rev., 5.25%, 11/15/2023	1,560	1,609

Series A, Rev., 5.25%, 11/15/2024	1,500	1,549

Series 2019B, Rev., AMT, 5.00%, 11/15/2027	250	312

University of Connecticut Series 2019A, Rev., 5.00%, 11/1/2035	1,250	1,596

		5,066

Hospital — 0.1%

Connecticut State Health and Educational Facilities Authority, Yale New Haven Series B, Rev., 1.80%, 7/1/2024 (c)	225	232

Housing — 2.0%

Connecticut Housing Finance Authority, Home Mortgage Finance Program

Series D-1, Rev., 1.35%, 5/15/2022	175	177

Series D-1, Rev., 1.45%, 5/15/2023	1,020	1,033

Series D-1, Rev., 1.50%, 11/15/2023	1,220	1,238

Connecticut Housing Finance Authority, Housing Mortgage Finance Program

Series 2020A-1, Rev., 3.50%, 11/15/2045	1,360	1,519

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	31

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Housing — continued

Series A-1, Rev., 4.00%, 11/15/2045	300	318

Series D, Subseries D-1, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/15/2047	1,025	1,107

Subseries A-1, Rev., 4.00%, 11/15/2047	345	372

		5,764

Total Connecticut		11,062

Delaware — 1.0%

Hospital — 1.0%

Delaware State Health Facilities Authority, Beebe Medical Center Project Rev., 5.00%, 6/1/2034	2,200	2,744

Housing — 0.0% (d)

Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	165	169

Total Delaware		2,913

District of Columbia — 1.1%

Transportation — 0.4%

Washington Metropolitan Area Transit Authority, Gross Transit Bonds Series 2017B, Rev., 5.00%, 7/1/2025	1,000	1,218

Water & Sewer — 0.7%

District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien, Green Bonds Series A, Rev., 5.00%, 10/1/2045	1,500	1,796

Total District of Columbia		3,014

Florida — 8.2%

Certificate of Participation/Lease — 2.7%

Polk County School District Series 2019B, COP, 5.00%, 1/1/2026	515	635

School Board of Miami-Dade County (The) Series 2015D, COP, 5.00%, 2/1/2027	3,000	3,661

South Florida Water Management District COP, 5.00%, 10/1/2032	2,250	2,731

St. Johns County School Board Series 2019A, COP, 5.00%, 7/1/2031	570	754

		7,781

Hospital — 0.9%

Lee Memorial Health System Series 2019A-1, Rev., 5.00%, 4/1/2036	1,000	1,280

Palm Beach County Health Facilities Authority, Hospital, BRRH Corp. Obligated Group Rev., 5.00%, 12/1/2021 (e)	1,100	1,178

		2,458

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Housing — 0.0% (d)

Florida Housing Finance Corp., Homeowner Mortgage, Special Program Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 1/1/2029	85	86

Industrial Development Revenue/Pollution Control Revenue — 0.3%

Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project Series A, Rev., AMT, AGM, 5.00%, 4/1/2024	835	928

Other Revenue — 0.8%

Miami Beach Redevelopment Agency, Historic Convention Village Series A, Rev., 5.00%, 2/1/2027	2,000	2,296

Utility — 2.1%

City of Port St. Lucie, Utility Systems Rev., NATL-RE, 5.25%, 9/1/2024	5,000	5,941

Water & Sewer — 1.4%

Broward County, Water and Sewer Utility Series 2019A, Rev., 5.00%, 10/1/2038	3,000	3,942

Total Florida		23,432

Georgia — 1.2%

Hospital — 0.6%

Columbus Medical Center Hospital Authority, Piedmont Healthcare Series 2019B, Rev., 5.00%, 7/1/2029 (c)	500	649

Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project Series A, Rev., 5.00%, 2/15/2026	860	1,040

		1,689

Housing — 0.6%

Georgia Housing and Finance Authority, Single Family Mortgage

Series A, Rev., 4.00%, 12/1/2047	565	608

Series B, Rev., 4.00%, 12/1/2047	1,050	1,136

		1,744

Total Georgia		3,433

Guam — 0.3%

Water & Sewer — 0.3%

Guam Government Waterworks Authority, Water and Wastewater System (Guam)

Rev., 5.00%, 7/1/2023	375	419

Rev., 5.00%, 7/1/2024	300	345

		764

Total Guam		764

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — 3.7%

General Obligation — 1.8%

Peoria City School District No. 150 Series 2020A, GO, AGM, 4.00%, 12/1/2027	505	592

Will County Forest Preserve District, Limited Tax

GO, 5.00%, 12/15/2035	1,170	1,515

GO, 5.00%, 12/15/2036	1,460	1,885

GO, 4.00%, 12/15/2037	1,000	1,191

		5,183

Hospital — 0.2%

Illinois Finance Authority, Healthcare Enterprises, Inc. Series C, Rev., 5.00%, 3/1/2033	365	440

Housing — 1.1%

City of Aurora, Single Family Mortgage

Series B, Rev., GNMA/FNMA/FHLMC, 5.45%, 12/1/2039	92	94

Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.50%, 12/1/2039	109	111

Illinois Housing Development Authority Series C, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 10/1/2049	1,950	2,176

Illinois Housing Development Authority, Homeowner Mortgage Series C, Rev., 3.50%, 8/1/2046	835	895

		3,276

Other Revenue — 0.6%

Southwestern Illinois Development Authority, Southwestern Flood Prevention District Council Project

Rev., 5.00%, 4/15/2026	250	306

Rev., 5.00%, 4/15/2027	365	457

Rev., 5.00%, 4/15/2028	390	500

Rev., 5.00%, 4/15/2029	290	378

		1,641

Total Illinois		10,540

Indiana — 3.6%

Hospital — 0.7%

Indiana Health Facility Financing Authority, Ascension Health Credit Group Series A-1, Rev., 5.00%, 11/15/2034	1,670	2,021

Housing — 0.5%

Indiana Housing and Community Development Authority, Home First Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2028	140	143

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Housing — continued

Indiana Housing and Community Development Authority, Single Family Mortgage Series 2020A, Rev., 3.75%, 1/1/2049	1,000	1,117

		1,260

Industrial Development Revenue/Pollution Control Revenue — 0.8%

County of St. Joseph, Economic Development, St. Mary’s College Project Series A, Rev., 5.00%, 4/1/2026	1,880	2,281

Other Revenue — 1.1%

Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2019F, Rev., 5.00%, 1/1/2037	2,500	3,228

Water & Sewer — 0.5%

Indiana Finance Authority, First Lien Wastewater Utility, CWA Authority Project Series 2012A, Rev., 5.00%, 10/1/2030	1,250	1,377

Total Indiana		10,167

Iowa — 1.1%

Education — 0.5%

Iowa Student Loan Liquidity Corp. Series 2019B, Rev., AMT, 5.00%, 12/1/2029	300	400

Iowa Student Loan Liquidity Corp., Student Loan Series A, Rev., AMT, 5.00%, 12/1/2025	1,000	1,192

		1,592

Housing — 0.6%

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series C, Rev., GNMA/FNMA/FHLMC, 3.50%, 1/1/2047	1,570	1,678

Total Iowa		3,270

Kentucky — 1.1%

Education — 0.2%

Kentucky Higher Education Student Loan Corp. Series A, Rev., AMT, 5.00%, 6/1/2020	515	519

Hospital — 0.9%

Louisville/Jefferson County Metropolitan Government, Health System, Norton Healthcare, Inc. Series 2020C, Rev., 5.00%, 3/10/2020 (c) (f)	2,000	2,501

Total Kentucky		3,020

Louisiana — 0.3%

Housing — 0.0% (d)

East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program Series 2009A-2, Rev., GNMA/FNMA/FHLMC, 5.25%, 10/1/2039	13	13

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	33

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Other Revenue — 0.3%

Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2028	670	866

Total Louisiana		879

Maine — 0.5%

Housing — 0.3%

Maine State Housing Authority

Series A-1, Rev., AMT, 4.50%, 11/15/2028	110	114

Series B, Rev., AMT, 4.00%, 11/15/2043	100	103

Series A, Rev., 4.00%, 11/15/2045	605	641

		858

Other Revenue — 0.2%

City of Portland, General Airport Rev., 5.00%, 1/1/2031	370	488

Total Maine		1,346

Maryland — 1.2%

Housing — 0.5%

Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2017A, Rev., 4.00%, 7/1/2048	1,150	1,249

Other Revenue — 0.7%

County of Baltimore, Mcdonogh School Facility

Series 2019B, Rev., 3.00%, 9/1/2024	320	335

Series 2019B, Rev., 3.00%, 9/1/2025	475	497

County of Baltimore, Riderwood Village, Inc. Project

Rev., 4.00%, 1/1/2032	475	556

Rev., 4.00%, 1/1/2033	600	700

		2,088

Total Maryland		3,337

Massachusetts — 5.1%

Education — 0.8%

Massachusetts Educational Financing Authority, Education Loan Rev., AMT, 5.00%, 7/1/2021	1,000	1,053

Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series L, Rev., 5.25%, 7/1/2033	820	1,221

		2,274

Housing — 0.6%

Massachusetts Housing Finance Agency, Single Family Housing

Series 169, Rev., 4.00%, 12/1/2044	125	130

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Housing — continued

Series 183, Rev., 3.50%, 12/1/2046	245	258

Series 214, Rev., GNMA/FNMA/FHLMC, 3.75%, 12/1/2049	1,250	1,395

		1,783

Water & Sewer — 3.7%

Massachusetts Clean Water Trust (The), Pool Program Rev., 5.25%, 8/1/2024	3,000	3,586

Massachusetts Water Resources Authority

Series B, Rev., AGM, 5.25%, 8/1/2028	3,000	4,040

Series B, Rev., AGM, 5.25%, 8/1/2029	2,000	2,754

		10,380

Total Massachusetts		14,437

Michigan — 0.9%

Education — 0.3%

Eastern Michigan University Series A, Rev., 5.00%, 3/1/2030	575	716

Housing — 0.3%

Michigan State Housing Development Authority, Single Family Mortgage Series B, Rev., AMT, 3.50%, 6/1/2047	845	900

Industrial Development Revenue/Pollution Control Revenue — 0.3%

Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project Series CC, Rev., 1.45%, 9/1/2021 (c)	570	572

Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone Rev., 5.00%, 12/1/2020	380	388

		960

Total Michigan		2,576

Minnesota — 2.2%

Education — 0.1%

Minnesota Office of Higher Education, Supplemental Student Loan Program Rev., AMT, 5.00%, 11/1/2027 (f)	300	379

General Obligation — 0.0% (d)

State of Minnesota Series A, GO, 5.00%, 10/1/2021 (e)	35	37

Hospital — 0.5%

City of Rochester, Health Care Facilities, Mayo Clinic Series B, Rev., 5.00%, 11/15/2029	965	1,300

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Housing — 1.6%

Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program

Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2035	155	159

Series A, Rev., GNMA/FNMA/FHLMC, 5.13%, 12/1/2040	113	114

Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs

Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	50	50

Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	220	222

Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 7/1/2034	60	62

Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation

Rev., 5.25%, 8/1/2024	1,015	1,078

Rev., 5.25%, 8/1/2025	1,070	1,136

Rev., 5.25%, 8/1/2026	825	876

Minnesota Housing Finance Agency, Residential Housing Finance

Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	75	76

Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	690	744

		4,517

Total Minnesota		6,233

Mississippi — 0.8%

Hospital — 0.2%

Mississippi Hospital Equipment and Facilities Authority, Baptist Memorial Health Care Series B2, Rev., VRDO, 1.07%, 6/1/2020 (c)	665	665

Housing — 0.6%

Mississippi Home Corp., Home Ownership Mortgage Series A, Rev., GNMA COLL, 4.50%, 12/1/2031	50	50

Mississippi Home Corp., Single Family Mortgage Series 2019A, Rev., GNMA/FNMA/FHLMC, 4.00%, 12/1/2048	1,515	1,679

		1,729

Total Mississippi		2,394

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — 1.7%

Hospital — 0.5%

Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series A, Rev., 5.00%, 6/1/2031	1,000	1,305

Housing — 1.2%

Missouri Housing Development Commission, First Place Homeownership Loan Program Series 2020A, Rev., GNMA/FNMA/FHLMC, 3.50%, 11/1/2050	2,000	2,214

Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program Series 2106B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	1,280	1,350

		3,564

Total Missouri		4,869

Nebraska — 0.7%

Hospital — 0.7%

Madison County Hospital Authority No. 1, Faith Regional Health Services Project

Rev., 5.00%, 7/1/2030	1,020	1,193

Rev., 5.00%, 7/1/2031	720	840

		2,033

Total Nebraska		2,033

Nevada — 0.5%

Hospital — 0.5%

City of Carson, Carson Tahoe Regional Healthcare Project

Rev., 5.00%, 9/1/2026	555	680

Rev., 5.00%, 9/1/2029	620	769

		1,449

Total Nevada		1,449

New Hampshire — 1.9%

Education — 1.9%

City of Manchester, School Facilities

Rev., NATL-RE, 5.50%, 6/1/2024	3,545	4,219

Rev., NATL-RE, 5.50%, 6/1/2027	900	1,170

		5,389

Total New Hampshire		5,389

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	35

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — 4.4%

Education — 1.5%

New Jersey Educational Facilities Authority, Green Bonds

Series 2020A, Rev., 5.00%, 7/1/2033 (f)	350	471

Series 2020A, Rev., 5.00%, 7/1/2034 (f)	280	375

New Jersey Higher Education Student Assistance Authority Series A, Rev., 5.00%, 12/1/2024	1,100	1,304

New Jersey Higher Education Student Assistance Authority, Senior Student Loan Series 1A, Rev., AMT, 5.00%, 12/1/2024	1,750	2,056

		4,206

General Obligation — 0.9%

City of Englewood GO, 2.00%, 3/27/2020	1,000	1,001

Egg Harbor Township School District GO, AGM, 5.75%, 7/15/2024	1,215	1,466

		2,467

Hospital — 1.1%

New Jersey Health Care Facilities Financing Authority, University Hospital Issue

Series A, Rev., AGM, 5.00%, 7/1/2022	1,000	1,090

Series A, Rev., AGM, 5.00%, 7/1/2023	820	922

Series A, Rev., AGM, 5.00%, 7/1/2026	1,095	1,304

		3,316

Housing — 0.9%

New Jersey Housing and Mortgage Finance Agency, Multi-Family, Riverside Senior Apartments Project Series 2019D, Rev., 1.35%, 6/1/2022 (c)	1,000	1,006

New Jersey Housing and Mortgage Finance Agency, Oceanport Gardens Series C, Rev., 1.58%, 6/1/2020 (c)	365	366

New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	1,105	1,242

		2,614

Total New Jersey		12,603

New Mexico — 0.5%

Housing — 0.5%

New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series 2019C, Class I, Rev., GNMA/FNMA/FHLMC, 4.00%, 1/1/2050	1,230	1,370

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — 4.9%

Education — 0.6%

New York State Dormitory Authority, Montefiore Obligated Group Series 2020A, Rev., 5.00%, 9/1/2027	1,325	1,694

General Obligation — 0.7%

Johnson City Central School District GO, BAN, 2.00%, 8/7/2020	1,000	1,004

Tioga Central School District GO, BAN, 2.00%, 8/14/2020	1,000	1,004

		2,008

Housing — 0.9%

New York Mortgage Agency Rev., AMT, 5.00%, 4/1/2028	65	66

New York Mortgage Agency, Homeowner Mortgage

Series 197, Rev., 3.50%, 10/1/2044	1,145	1,212

Series 195, Rev., 4.00%, 10/1/2046	1,120	1,193

		2,471

Transportation — 1.2%

Metropolitan Transportation Authority, Dedicated Tax Fund Series A, Rev., 5.00%, 11/15/2029	1,000	1,110

Port Authority of New York and New Jersey, Consolidated, 194th Series Rev., 5.00%, 10/15/2030	2,000	2,446

		3,556

Water & Sewer — 1.5%

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series FF, Rev., 5.00%, 6/15/2031	1,000	1,213

New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution Series 2011B, Rev., 5.00%, 6/15/2028	3,000	3,162

		4,375

Total New York		14,104

North Carolina — 1.1%

Education — 0.4%

University of North Carolina at Charlotte (The)

Series 2020A, Rev., 5.00%, 10/1/2025	85	104

Series 2020A, Rev., 5.00%, 10/1/2026	500	631

Series 2020A, Rev., 5.00%, 10/1/2027	200	259

		994

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Housing — 0.3%

North Carolina Housing Finance Agency Series 43, Rev., GNMA/FNMA/FHLMC, 4.00%, 7/1/2050	670	756

Other Revenue — 0.4%

County of Randolph, Limited Obligation Series B, Rev., 5.00%, 10/1/2026	1,000	1,262

Total North Carolina		3,012

North Dakota — 1.8%

Housing — 1.1%

North Dakota Housing Finance Agency, Home Mortgage Finance Program

Series F, Rev., AMT, 4.50%, 1/1/2035	85	86

Series 2016D, Rev., 3.50%, 7/1/2046	390	417

Series D, Rev., 4.00%, 7/1/2046	1,155	1,231

Series 2017D, Rev., FHA, 4.00%, 1/1/2048	1,210	1,316

		3,050

Utility — 0.7%

McLean County, Solid Waste Facilities, Great River Energy Project Series A, Rev., 4.88%, 7/1/2026	2,000	2,024

Total North Dakota		5,074

Ohio — 4.7%

Education — 0.7%

Ohio Higher Educational Facility Commission, Case Western Reserve University Project

Series 2019C, Rev., 1.63%, 12/1/2026 (c)	500	516

Series 2019B, Rev., 5.00%, 12/1/2031	750	994

University of Akron (The) Series 2019A, Rev., 5.00%, 1/1/2030	310	410

		1,920

General Obligation — 0.7%

Lakota Local School District Series A, GO, NATL-RE, 5.25%, 12/1/2025	1,500	1,866

Housing — 0.3%

Ohio Housing Finance Agency, Single Family Mortgage Series 2016D, Rev., GNMA/FNMA/FHLMC, 4.00%, 3/1/2047	860	928

Industrial Development Revenue/Pollution Control Revenue — 1.9%

Ohio Water Development Authority, Water Pollution Control Loan Fund

Series 2019A, Rev., 5.00%, 6/1/2029	2,645	3,552

Series B, Rev., 5.00%, 12/1/2029	1,615	1,984

		5,536

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other Revenue — 0.4%

Ohio Housing Finance Agency, Mortgage-Backed Securities Program Series 2020A, Rev., GNMA/FNMA/FHLMC, 3.75%, 9/1/2050	1,000	1,130

Utility — 0.7%

American Municipal Power, Inc., Combined Hydroelectric Projects Series 2020A, Rev., 5.00%, 2/15/2026	855	1,055

American Municipal Power, Inc., Solar Electricity Prepayment Project Series 2019A, Rev., 5.00%, 2/15/2035	825	1,055

		2,110

Total Ohio		13,490

Oklahoma — 0.2%

Housing — 0.2%

Oklahoma County Home Finance Authority, Single Family Mortgage-Backed Securities Program Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.40%, 10/1/2038	275	275

Oklahoma Housing Finance Agency Rev., 1.60%, 1/1/2022 (c)	200	201

		476

Other Revenue — 0.0% (d)

IDK Partners III Trust, Mortgage Pass-Through Certificates Series 1999A, Class A, Rev., 5.10%, 8/1/2023 ‡	7	7

Total Oklahoma		483

Oneida Tribe of Indians of Wisconsin — 0.3%

Housing — 0.3%

Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., 5.95%, 11/1/2023 (c)	980	981

Oregon — 0.1%

Housing — 0.1%

Oregon State Housing and Community Services Department, Single Family Mortgage Program Series B, Rev., AMT, 5.00%, 7/1/2030	385	398

Pennsylvania — 3.6%

Education — 0.0% (d)

Pennsylvania Higher Educational Facilities Authority Rev., 4.00%, 8/15/2034	175	212

Hospital — 0.3%

Allegheny County Hospital Development Authority, Medical Center Series 2019A, Rev., 5.00%, 7/15/2033	600	785

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	37

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Housing — 0.6%

Pennsylvania Housing Finance Agency, Single Family Mortgage

Series 121, Rev., 3.50%, 10/1/2046	1,175	1,238

Series 122, Rev., AMT, 4.00%, 10/1/2046	375	403

		1,641

Industrial Development Revenue/Pollution Control Revenue — 2.7%

Chester County Industrial Development Authority, Longwood Gardens Project

Rev., 4.00%, 12/1/2023	500	560

Rev., 4.00%, 12/1/2024	345	396

Rev., 4.00%, 12/1/2025	250	294

Rev., 4.00%, 12/1/2026	250	300

Rev., 5.00%, 12/1/2027	200	260

Rev., 5.00%, 12/1/2035	175	228

Rev., 5.00%, 12/1/2036	185	240

Rev., 5.00%, 12/1/2037	200	259

Philadelphia Authority for Industrial Development, City Service Agreement, Affordable Housing Preservation Programs Project

Rev., 5.00%, 12/1/2023	2,020	2,308

Rev., AGM, 5.00%, 12/1/2026	1,550	1,935

Rev., AGM, 5.00%, 12/1/2027	680	856

		7,636

Total Pennsylvania		10,274

South Carolina — 0.8%

Housing — 0.4%

South Carolina State Housing Finance and Development Authority

Series A, Rev., 4.00%, 1/1/2047	305	327

Series B, Rev., FHA, GNMA/FNMA/FHLMC, 4.00%, 7/1/2047	750	812

		1,139

Other Revenue — 0.4%

Town of Hilton Head Island, Beach Preservation Fee Pledge Rev., 5.00%, 8/1/2026	1,000	1,214

Total South Carolina		2,353

South Dakota — 2.2%

Housing — 2.2%

South Dakota Housing Development Authority Series 2020A, Rev., 3.75%, 11/1/2050	2,500	2,796

South Dakota Housing Development Authority, Homeownership Mortgage

Series 2015D, Rev., 4.00%, 11/1/2045	1,315	1,402

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Housing — continued

Series A, Rev., 4.00%, 5/1/2049	2,020	2,236

		6,434

Total South Dakota		6,434

Tennessee — 0.6%

Housing — 0.6%

Tennessee Housing Development Agency, Residential Finance Program

Series 2B, Rev., AMT, 4.00%, 7/1/2043	155	163

Rev., 3.50%, 1/1/2048	1,525	1,632

		1,795

Total Tennessee		1,795

Texas — 10.4%

Education — 3.3%

Brazos Higher Education Authority, Inc., Student Loan Program

Series 2020-1A, Rev., AMT, 5.00%, 4/1/2025	350	413

Series 2020-1A, Rev., AMT, 5.00%, 4/1/2026	500	605

Clifton Higher Education Finance Corp., Idea Public Schools Rev., PSF-GTD, 4.00%, 8/15/2030	1,300	1,596

University of Texas (The), Board of Regents, Financing System Series 2019A, Rev., 5.00%, 8/15/2033	5,000	6,647

		9,261

General Obligation — 3.5%

Boerne School District GO, PSF-GTD, 5.00%, 2/1/2029	1,000	1,333

Clear Creek Independent School District Series B, GO, PSF-GTD, 1.35%, 8/15/2022 (c)	500	504

Northside Independent School District GO, PSF-GTD, 1.60%, 8/1/2024 (c)	350	357

Pasadena Independent School District Series B, GO, PSF-GTD, 1.50%, 8/15/2024 (c)	750	765

Pflugerville Independent School District Series A, GO, PSF-GTD, 2.25%, 8/15/2022 (c)	1,200	1,236

Socorro Independent School District Series A, GO, PSF-GTD, 5.00%, 8/15/2024	2,000	2,357

State of Texas GO, VRDO, LIQ: FHLB, 1.20%, 3/10/2020 (c)	2,945	2,945

State of Texas, Water Financial Assistance Series 2015D, GO, 5.00%, 5/15/2033	450	542

		10,039

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Hospital — 0.3%

Irving Hospital Authority, Baylor Scott and White Medical Center

Series 2017A, Rev., 5.00%, 10/15/2026	250	304

Series 2017A, Rev., 5.00%, 10/15/2027	500	607

		911

Housing — 0.5%

Texas Department of Housing and Community Affairs, Residential Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2029	175	181

Texas State Affordable Housing Corp., Single Family Mortgage, Heroes Home Loan Program Series 2019A, Rev., GNMA COLL, 4.25%, 3/1/2049	1,210	1,358

		1,539

Other Revenue — 0.4%

Midtown Redevelopment Authority, Tax Increment

Rev., 4.00%, 1/1/2031 (f)	365	447

Rev., 4.00%, 1/1/2032 (f)	500	607

		1,054

Transportation — 1.6%

Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/2046	1,000	1,184

Dallas Area Rapid Transit, Senior Lien Series A, Rev., 5.00%, 12/1/2032	2,800	3,419

		4,603

Water & Sewer — 0.8%

City of Austin, Water and Wastewater System Rev., 5.00%, 11/15/2027	665	860

Texas Water Development Board, State Water Implementation Series 2019A, Rev., 5.00%, 4/15/2023	1,300	1,468

		2,328

Total Texas		29,735

Utah — 2.9%

Housing — 1.7%

Utah Housing Corp., Single Family Mortgage Series D-2, Class III, Rev., FHA, 4.00%, 1/1/2045	1,125	1,211

Utah State Board of Regents, Student Fee and Housing System Rev., NATL-RE, 5.25%, 4/1/2023	3,245	3,625

		4,836

Other Revenue — 0.5%

Utah Transit Authority, Sales Tax Series C, Rev., AGM, 5.25%, 6/15/2029	970	1,299

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Utility — 0.7%

Utah Associated Municipal Power System, Horse Butte Wind Project Series 2017B, Rev., 5.00%, 9/1/2033	1,700	2,144

Total Utah		8,279

Vermont — 2.3%

Education — 1.9%

Vermont Student Assistance Corp., Education Loan

Series A, Rev., AMT, 5.00%, 6/15/2023	1,000	1,118

Series 2016A, Rev., AMT, 5.00%, 6/15/2024	1,400	1,612

Series A, Rev., AMT, 5.00%, 6/15/2025	2,150	2,542

		5,272

Housing — 0.4%

Vermont Housing Finance Agency, Multiple Purpose

Series B, Rev., AMT, 4.13%, 11/1/2042	70	71

Series B, Rev., AMT, 3.75%, 11/1/2045	1,065	1,114

		1,185

Total Vermont		6,457

Washington — 4.8%

Education — 0.3%

Washington Higher Education Facilities Authority, Seattle Pacific University Project Series 2020A, Rev., 5.00%, 10/1/2035	710	927

Hospital — 0.8%

Washington Health Care Facilities Authority, Multicare Health System Series B, Rev., 5.00%, 8/15/2035	1,850	2,353

Housing — 1.5%

King County Housing Authority, Highland Village Project

Rev., 5.00%, 1/1/2027	125	155

Rev., 5.00%, 1/1/2028	125	160

Rev., 5.00%, 1/1/2029	125	161

Rev., 4.00%, 1/1/2031	330	396

Rev., 4.00%, 1/1/2034	500	594

Washington State Housing Finance Commission, Single Family Program

Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	300	314

Series 2N, Rev., GNMA/FNMA/FHLMC, 3.50%, 6/1/2047	2,300	2,442

		4,222

Other Revenue — 2.2%

FYI Properties, State of Washington District Project — Green Bonds Rev., 5.00%, 6/1/2039	5,000	6,272

Total Washington		13,774

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	39

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wisconsin — 2.9%

Education — 2.2%

Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.

Series 2017A, Rev., 5.00%, 9/1/2022	520	563

Series 2017A, Rev., 5.00%, 9/1/2023	550	613

Series 2017A, Rev., 5.00%, 9/1/2024	580	664

Series 2017A, Rev., 5.00%, 9/1/2025	235	275

Series 2017A, Rev., 5.00%, 9/1/2026	385	461

Series 2017A, Rev., 5.00%, 9/1/2027	785	957

Wisconsin Health and Educational Facilities Authority, Lawrence University of Wisconsin

Rev., 4.00%, 2/1/2021 (f)	425	436

Rev., 4.00%, 2/1/2022 (f)	280	296

Rev., 4.00%, 2/1/2023 (f)	280	304

Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc.

Series C, Rev., 5.00%, 2/15/2027	400	503

Series C, Rev., 5.00%, 2/15/2028	575	715

Series C, Rev., 5.00%, 2/15/2029	375	465

		6,252

Hospital — 0.7%

Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc.

Rev., 5.00%, 7/1/2024	250	291

Rev., 5.00%, 7/1/2025	250	300

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hospital — continued

Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service Rev., 5.00%, 4/1/2035	1,165	1,487

		2,078

Total Wisconsin		8,330

Wyoming — 0.3%

Other Revenue — 0.3%

Wyoming Community Development Authority Series 5, Rev., 4.00%, 12/1/2046	855	925

Total Municipal Bonds (Cost $261,855)		277,041

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 4.8%

Investment Companies — 4.8%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.02% (g) (h) (Cost $13,683)	13,683	13,683

Total Investments — 101.9% (Cost $275,538)		290,724
Liabilities in Excess of Other Assets — (1.9)%		(5,304)

NET ASSETS — 100.0%		285,420

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BRRH	Boca Raton Regional Hospital
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 29, 2020.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Security is prerefunded or escrowed to maturity.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of February 29, 2020.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 98.6% (a)

Alabama — 1.6%

Industrial Development Revenue/Pollution Control Revenue — 0.2%

Selma Industrial Development Board, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (b)	3,625	3,718

Other Revenue — 0.0% (c)

Montgomery County Public Building Authority, Warrants, Facilities Project Rev., 5.00%, 3/1/2023	500	560

Utility — 1.4%

Black Belt Energy Gas District, Gas Prepay Series 2018B-2, Rev., VRDO, 1.77%, 3/10/2020 (b)	7,500	7,500

Black Belt Energy Gas District, Gas Supply Series 2016A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2021 (b)	8,320	8,627

Southeast Alabama Gas Supply District (The), Project No. 1

Series A, Rev., 5.00%, 4/1/2021	2,865	2,987

Series A, Rev., 5.00%, 4/1/2022	3,220	3,473

		22,587

Total Alabama		26,865

Alaska — 0.1%

General Obligation — 0.1%

State of Alaska Series A, GO, 5.00%, 8/1/2029	1,300	1,566

Utility — 0.0% (c)

City of Anchorage, Electric Utilities, Senior Lien Series 2014A, Rev., 5.00%, 12/1/2023	500	573

Total Alaska		2,139

Arizona — 1.9%

General Obligation — 0.5%

City of Scottsdale GO, 5.00%, 7/1/2022	2,550	2,799

Maricopa County Elementary School District No. 6 Washington, School Improvement, Project of 2016 Series 2019B, GO, 5.00%, 7/1/2029	3,950	5,159

		7,958

Hospital — 0.3%

Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, Rev., 5.00%, 12/1/2025	3,540	4,200

Industrial Development Revenue/Pollution Control Revenue — 1.1%

Maricopa County Industrial Development Authority, Banner Health

Series B, Rev., 5.00%, 10/18/2022 (b)	7,370	8,156

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Industrial Development Revenue/Pollution Control Revenue — continued

Series C, Rev., 5.00%, 10/18/2024 (b)	9,000	10,649

		18,805

Other Revenue — 0.0% (c)

Town of Marana, Excise Tax

Series B, Rev., 4.00%, 7/1/2020	75	76

Series 2017B, Rev., 5.00%, 7/1/2021	100	105

		181

Total Arizona		31,144

Arkansas — 0.8%

Education — 0.3%

University of Arkansas, UAMS Campus

Rev., 5.00%, 3/1/2020	535	535

Rev., 5.00%, 3/1/2025	500	603

Rev., 5.00%, 3/1/2026	1,000	1,201

University of Central Arkansas, Student Housing System

Series 2017A, Rev., 5.00%, 11/1/2021	1,600	1,704

Series 2019C, Rev., AGM, 4.00%, 11/1/2025	110	127

Series 2019C, Rev., AGM, 4.00%, 11/1/2026	240	279

Series 2019C, Rev., AGM, 4.00%, 11/1/2027	180	209

		4,658

Other Revenue — 0.5%

Arkansas Development Finance Authority, Department of Community Correction Project Rev., 5.00%, 11/1/2026	325	407

City of Little Rock, Hotel and Restaurant Rev., 5.00%, 7/1/2020	580	588

City of Rogers Series B, Rev., 5.00%, 11/1/2027	3,855	4,847

County of Sharp

Rev., 5.00%, 3/1/2024	595	679

Rev., 5.00%, 3/1/2025	600	704

Rev., 5.00%, 3/1/2026	685	824

		8,049

Total Arkansas		12,707

California — 17.6%

Certificate of Participation/Lease — 0.1%

City of Chula Vista, Police Facility Project

COP, 5.00%, 10/1/2021	360	385

COP, 5.00%, 10/1/2022	465	517

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	41

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Certificate of Participation/Lease — continued

COP, 5.00%, 10/1/2023	1,000	1,156

Goleta Water District Series A, COP, AGM, 5.00%, 12/1/2020	140	145

		2,203

Education — 1.0%

California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2024	1,675	1,885

California Municipal Finance Authority, California Lutheran University

Rev., 5.00%, 10/1/2025	275	331

Rev., 5.00%, 10/1/2026	150	185

Rev., 5.00%, 10/1/2027	150	189

Regents of the University of California Series AK, Rev., 5.00%, 5/15/2023 (b)	11,505	13,060

		15,650

General Obligation — 7.2%

Allan Hancock Joint Community College District GO, 5.00%, 8/1/2022	1,050	1,161

City and County of San Francisco Series 2014A, GO, 5.00%, 6/15/2025	5,310	5,834

County of Sacramento, San Juan Unified School District, Election of 2002 GO, 5.00%, 8/1/2020	775	789

County of Santa Clara, Moreland School District

GO, 5.00%, 8/1/2021	1,000	1,062

Grossmont Healthcare District

Series D, GO, 5.00%, 7/15/2026	1,225	1,504

Series D, GO, 5.00%, 7/15/2027	1,285	1,573

Grossmont Healthcare District, Election of 2006 Series 2015C, GO, 5.00%, 7/15/2026	1,000	1,228

Los Angeles Community College District Series C, GO, 5.00%, 6/1/2026	5,000	6,331

Novato Unified School District

Series A, GO, 4.00%, 2/1/2022	535	570

Series A, GO, 5.00%, 2/1/2023	685	773

Series A, GO, 5.00%, 8/1/2025	1,500	1,789

Series A, GO, 5.00%, 8/1/2026	1,800	2,146

Oak Grove School District GO, 5.00%, 8/1/2023	1,200	1,380

Placentia-Yorba Linda Unified School District GO, 5.00%, 8/1/2025	1,770	2,185

Salinas Union High School District GO, BAN, Zero Coupon, 8/1/2020	2,000	1,984

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

San Francisco Bay Area Rapid Transit District, Election of 2004

Series D, GO, 3.00%, 8/1/2022	2,735	2,894

Series 2015D, GO, 5.00%, 8/1/2027	1,500	1,848

Series 2015D, GO, 5.00%, 8/1/2028	1,685	2,072

San Francisco Unified School District, Proposition A, Election of 2011 Series B, GO, 5.00%, 6/15/2024	5,190	5,700

San Mateo County Community College District GO, 5.00%, 9/1/2026	1,095	1,304

Santa Barbara Unified School District

Series A, GO, 4.00%, 8/1/2022	30	32

Series B, GO, 5.00%, 8/1/2026	50	64

State of California, Various Purpose

Series B, GO, 5.00%, 9/1/2023	2,810	3,223

GO, 5.00%, 11/1/2023	3,560	4,108

GO, 5.00%, 3/1/2026	13,210	15,919

GO, 5.00%, 9/1/2026	4,900	6,195

GO, 4.00%, 8/1/2028	4,000	4,773

GO, 5.00%, 9/1/2028	2,500	2,655

GO, 4.00%, 8/1/2029	4,180	4,973

GO, 5.00%, 8/1/2029	7,830	9,846

GO, 4.00%, 8/1/2030	10,000	11,856

Whittier Union School District GO, 5.00%, 8/1/2023	10,495	12,059

		119,830

Hospital — 1.8%

California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (b)	9,850	10,510

California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2025	1,850	2,304

California Health Facilities Financing Authority, Providence Health and Services

Series 2014A, Rev., 5.00%, 10/1/2021	750	802

Series 2014A, Rev., 5.00%, 10/1/2022	1,500	1,667

California Health Facilities Financing Authority, St. Joseph Health System Series 2013D, Rev., 5.00%, 10/15/2020 (b)	12,870	13,193

California Municipal Finance Authority, NorthBay Healthcare Group

Series 2017A, Rev., 5.00%, 11/1/2023	500	566

Series 2017A, Rev., 5.00%, 11/1/2024	800	930

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Hospital — continued

California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 5.00%, 8/1/2028	250	324

		30,296

Other Revenue — 2.2%

Alameda County Transport Authority, Sales Tax

Rev., 5.00%, 3/1/2020	1,240	1,240

Rev., 4.00%, 3/1/2022	5,000	5,340

California Infrastructure and Economic Development Bank, The J. Paul Getty Trust

Series 2013A-2, Rev., (ICE LIBOR USD 1 Month + 0.33%), 1.44%, 4/1/2020 (d)	3,250	3,261

Series 2011A-3, Rev., (ICE LIBOR USD 3 Month + 0.37%), 1.48%, 4/1/2020 (d)	8,000	8,002

Series 2011A-4, Rev., (ICE LIBOR USD 3 Month + 0.37%), 1.48%, 4/1/2020 (d)	7,000	7,002

California Municipal Finance Authority, Biola University Rev., 5.00%, 10/1/2021	370	393

Contra Costa County Transportation Authority, Sales Tax

Series A, Rev., 5.00%, 3/1/2023	2,420	2,735

Series A, Rev., 5.00%, 3/1/2024	2,000	2,347

Golden State Tobacco Securitization Corp., Tobacco Settlement Series 2015A, Rev., 5.00%, 6/1/2021	1,000	1,053

San Diego County Regional Transportation Commission, Sales Tax

Series A, Rev., 5.00%, 4/1/2021	250	262

Series A, Rev., 5.00%, 4/1/2022	100	109

San Francisco State Building Authority and Oakland State Building Authority, Elihu M. Harris State Office Building Series A, Rev., 5.00%, 12/1/2022	1,700	1,901

Sonoma County Transportation Authority, Sales Tax Rev., 5.00%, 12/1/2024	1,000	1,206

Stockton Public Financing Authority

Rev., 5.00%, 3/1/2027	630	789

Rev., 5.00%, 3/1/2029	465	608

		36,248

Prerefunded — 0.3%

Anaheim Housing and Public Improvements Authority, Electric Utility Distribution System Series 2016A, Rev., 5.00%, 10/1/2032 (e)	1,275	1,361

California State Public Works Board, California State University, Davidson Library at Santa Barbara Series 2013C, Rev., 5.00%, 3/1/2038 (e)	2,820	3,188

		4,549

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Transportation — 2.4%

Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area Series S-7, Rev., 4.00%, 4/1/2029	20,000	24,301

City of Los Angeles, Department of Airports

Series A, Rev., AMT, 5.00%, 5/15/2021	1,590	1,669

Series C, Rev., 5.00%, 5/15/2022	750	821

Series D, Rev., AMT, 5.00%, 5/15/2022	3,380	3,688

Series B, Rev., 4.00%, 5/15/2024	365	416

Series C, Rev., 5.00%, 5/15/2024	700	825

Series D, Rev., AMT, 5.00%, 5/15/2027	2,700	3,251

Series D, Rev., AMT, 5.00%, 5/15/2028	1,950	2,342

Series D, Rev., AMT, 5.00%, 5/15/2029	2,550	3,054

		40,367

Utility — 1.3%

Los Angeles Department of Water and Power System Series A, Rev., 5.00%, 7/1/2025	100	122

Sacramento Municipal Utility District, Electric

Series E, Rev., 5.00%, 8/15/2022	2,740	3,030

Series E, Rev., 5.00%, 8/15/2027	105	137

San Francisco City and County Public Utilities Commission Water, Green Bonds Series 2018C, Rev., 2.13%, 10/1/2023 (b)	10,000	10,374

Southern California Public Power Authority, Canyon Power Project Series 2016A, Rev., 5.00%, 7/1/2026	1,000	1,056

Southern California Public Power Authority, Magnolia Power Project Series 1, Rev., 2.00%, 7/1/2020 (b)	7,000	7,006

Walnut Energy Center Authority Series A, Rev., 5.00%, 1/1/2023	400	448

		22,173

Water & Sewer — 1.3%

Burlingame Financing Authority Water and Wastewater Rev., 4.00%, 4/1/2020	250	251

California State Department of Water Resources, Central Valley Project, Water System Series AU, Rev., (SIFMA Municipal Swap Index Yield + 0.22%), 1.37%, 3/10/2020 (d)	10,000	10,007

City of Los Angeles, Wastewater System Series 2015-A, Rev., 5.00%, 6/1/2022	2,750	3,017

East Bay Municipal Utility District, Wastewater System Series A, Rev., 5.00%, 6/1/2020	3,000	3,032

Eastern Municipal Water District, Water and Wastewater

Series C, Rev., 5.00%, 7/1/2021	2,530	2,678

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	43

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Water & Sewer — continued

Series C, Rev., 5.00%, 7/1/2022	1,700	1,872

		20,857

Total California		292,173

Colorado — 2.0%

Certificate of Participation/Lease — 0.2%

City of Aurora

COP, 3.00%, 12/1/2020	125	127

COP, 4.00%, 12/1/2022	375	407

City of Longmont

Series A, COP, 5.00%, 12/1/2021	100	107

Series A, COP, 5.00%, 12/1/2022	100	111

Series A, COP, 5.00%, 12/1/2024	100	115

Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement

COP, 3.00%, 6/15/2020	250	252

COP, 3.00%, 6/15/2021	1,000	1,028

County of Boulder, Flood Reconstruction Projects

COP, 5.00%, 12/1/2022	720	742

COP, 5.00%, 12/1/2023	500	515

COP, 5.00%, 12/1/2025	500	515

County of Eagle COP, 5.00%, 12/1/2022	200	222

		4,141

Education — 0.3%

University of Colorado, Enterprise System Series A-2, Rev., 5.00%, 6/1/2022	1,080	1,180

University of Colorado, University Enterprise Series A, Rev., 5.00%, 6/1/2022	3,150	3,441

		4,621

General Obligation — 0.1%

Counties of Gunnison, Watershed School District No. 1

Series 2014A, GO, 4.00%, 12/1/2022	300	326

Series 2014A, GO, 5.00%, 12/1/2026	500	597

		923

Hospital — 0.8%

Colorado Health Facilities Authority, Commonspirit Health Series B-2, Rev., 5.00%, 8/1/2026 (b)	10,000	12,124

Colorado Health Facilities Authority, Parkview Medical Center, Inc. Project Rev., 5.00%, 9/1/2022	150	164

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hospital — continued

Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (b)	1,120	1,167

		13,455

Other Revenue — 0.0% (c)

Denver Convention Center Hotel Authority Rev., 4.00%, 12/1/2020	500	510

Prerefunded — 0.2%

Regional Transportation District

Series A, COP, 5.00%, 6/1/2023 (e)	2,000	2,021

Series A, COP, 5.00%, 6/1/2025 (e)	1,700	1,717

		3,738

Transportation — 0.4%

Colorado Bridge Enterprise Series 2019A, Rev., 4.00%, 12/1/2027	5,000	6,111

Total Colorado		33,499

Connecticut — 1.4%

Hospital — 0.6%

Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Issue Series 2020B-2, Rev., 5.00%, 1/1/2027 (b)	7,750	9,653

Housing — 0.0% (c)

Connecticut Housing Finance Authority Series E, Subseries E-3, Rev., 1.63%, 11/15/2022 (b)	750	753

Special Tax — 0.8%

State of Connecticut, Special Tax Transportation Infrastructure Purposes Series C, Rev., 5.00%, 10/1/2026	10,000	12,461

Total Connecticut		22,867

District of Columbia — 0.2%

Hospital — 0.0% (c)

District of Columbia Children’s Hospital Rev., 5.00%, 7/15/2021	500	528

Transportation — 0.2%

Metropolitan Washington Airports Authority, Airport System Series 2013C, Rev., 5.00%, 10/1/2021	1,475	1,571

Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2029	1,120	1,440

		3,011

Total District of Columbia		3,539

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — 2.2%

Certificate of Participation/Lease — 0.1%

School Board of Duval County Series B, COP, 5.00%, 7/1/2021	750	791

Seminole County School Board Series A, COP, 5.00%, 7/1/2020	210	213

		1,004

Education — 0.8%

Board of Governors of the University of Florida, Student Activity Rev., 5.00%, 7/1/2020	1,660	1,683

Florida Higher Educational Facilities Financial Authority, Institute of Technology

Rev., 5.00%, 10/1/2022	115	126

Rev., 5.00%, 10/1/2023	125	140

State of Florida, State Board of Education, Lottery Series B, Rev., 5.00%, 7/1/2027	8,540	10,726

		12,675

Transportation — 0.1%

Miami-Dade County Expressway Authority, Toll System

Series A, Rev., 5.00%, 7/1/2020	1,550	1,570

Series 2014A, Rev., 5.00%, 7/1/2022	625	681

		2,251

Utility — 1.2%

City of Gainesville, Utilities System Series B, Rev., VRDO, LIQ: Barclays Bank plc, 1.18%, 3/10/2020 (b)	20,000	20,000

Water & Sewer — 0.0% (c)

JEA Water and Sewer System Series A, Rev., 5.00%, 10/1/2025	250	304

Total Florida		36,234

Georgia — 1.9%

Education — 0.3%

Development Authority for Fulton County, Tech Athletic Association, Inc.

Rev., 5.00%, 10/1/2022 (e)	4,855	5,370

Rev., 5.00%, 10/1/2022	145	160

		5,530

General Obligation — 1.3%

Cook County School District, Sales Tax GO, 5.00%, 10/1/2021	1,495	1,591

State of Georgia

Series I, GO, 5.00%, 7/1/2021	8,165	8,621

Series 2016E, GO, 5.00%, 12/1/2025	6,750	8,356

Series F, GO, 5.00%, 7/1/2028	2,000	2,547

		21,115

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other Revenue — 0.3%

Atlanta Development Authority, New Downtown Atlanta Stadium Project, Senior Lien

Series 2015A-1, Rev., 5.00%, 7/1/2027	1,000	1,210

Series 2015A-1, Rev., 5.00%, 7/1/2028	1,000	1,208

Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project

Series 2017, Rev., 5.00%, 7/1/2023	325	368

Series 2017, Rev., 5.00%, 7/1/2025	250	302

Series 2017, Rev., 5.00%, 7/1/2026	275	343

Series 2017, Rev., 5.00%, 7/1/2028	375	476

Series 2017, Rev., 4.00%, 7/1/2032	1,000	1,155

		5,062

Total Georgia		31,707

Hawaii — 0.6%

General Obligation — 0.6%

City and County of Honolulu, Rail Transit Project Series 2017H, GO, VRDO, 1.45%, 3/10/2020 (b)	2,200	2,200

State of Hawaii Series EF, GO, 5.00%, 11/1/2021	7,640	8,171

		10,371

Total Hawaii		10,371

Illinois — 8.5%

Education — 1.1%

Illinois Finance Authority, DePaul University

Rev., 5.00%, 10/1/2023	200	228

Rev., 5.00%, 10/1/2025	300	363

Rev., 5.00%, 10/1/2028	250	308

Illinois Finance Authority, Downers Grove Community High School District Number 99 Project

Series 2020A, Rev., 4.00%, 12/15/2032	1,300	1,595

Series 2020A, Rev., 4.00%, 12/15/2033	3,740	4,537

Series 2020A, Rev., 4.00%, 12/15/2034	1,700	2,054

Series 2020A, Rev., 4.00%, 12/15/2035	1,340	1,610

Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project

Series 2019, Rev., 4.00%, 1/15/2030	1,960	2,351

Series 2019, Rev., 4.00%, 1/15/2032	2,120	2,517

University of Illinois, Auxiliary Facilities System Series A, Rev., 5.00%, 4/1/2024	2,500	2,793

		18,356

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	45

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — 4.6%

Champaign County Community Unit School District No. 4 Champaign

GO, 4.00%, 6/1/2028	1,255	1,527

GO, 4.00%, 6/1/2029	1,000	1,231

GO, 4.00%, 6/1/2030	1,285	1,560

GO, 4.00%, 6/1/2031	1,250	1,499

GO, 4.00%, 6/1/2032	1,000	1,183

Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation

Series 2020A, GO, Zero Coupon, 1/1/2025	960	898

Series 2020A, GO, Zero Coupon, 1/1/2027	385	346

Series 2020A, GO, Zero Coupon, 1/1/2028	570	501

City of Chicago

Series 2015C, GO, 5.00%, 1/1/2022 (e)	3,335	3,586

Series 2015C, GO, 5.00%, 1/1/2022	1,665	1,773

City of Waukegan

Series B, GO, AGM, 5.00%, 12/30/2025	1,075	1,292

Series B, GO, AGM, 5.00%, 12/30/2026	1,125	1,384

Series B, GO, AGM, 5.00%, 12/30/2027	1,185	1,483

Cook County Community Consolidated School District No. 65 Evanston GO, 4.00%, 12/1/2030	1,225	1,464

Cook County Community School District No. 97 Oak Park

GO, 4.00%, 1/1/2028	500	605

GO, 4.00%, 1/1/2029	375	452

GO, 4.00%, 1/1/2030	285	342

Cook County High School District No. 207 Maine Township

Series 2019A, GO, 5.00%, 12/1/2027	1,915	2,448

Series 2019A, GO, 5.00%, 12/1/2028	1,930	2,514

Series 2019A, GO, 4.00%, 12/1/2029	1,945	2,363

Cook County School District No. 69, Skokie, Limited Tax

GO, 4.00%, 12/1/2026 (f)	470	557

GO, 4.00%, 12/1/2027 (f)	490	590

GO, 4.00%, 12/1/2028 (f)	545	665

GO, 4.00%, 12/1/2029 (f)	515	624

GO, 4.00%, 12/1/2030 (f)	200	241

GO, 4.00%, 12/1/2031 (f)	820	984

GO, 4.00%, 12/1/2033 (f)	1,530	1,820

Cook County School District No. 99 Cicero

Series 2019B, GO, 5.00%, 12/1/2024	505	589

Series 2019B, GO, 5.00%, 12/1/2025	515	615

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

Cook County, Proviso Township High School District No. 209

GO, 5.00%, 12/1/2022	2,975	3,276

GO, 5.00%, 12/1/2023	2,350	2,665

County of Cook, Township High School District No. 205 Series 2016A, GO, 5.00%, 12/1/2023	5	6

County of DuPage, Courthouse Project GO, 5.00%, 1/1/2024	335	385

DuPage County School District No. 2 Bensenville, Alternate Revenue Source

GO, 4.00%, 5/1/2032	615	736

GO, 4.00%, 5/1/2033	1,280	1,524

Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	671

Glenview Park District

GO, 5.00%, 12/1/2026	300	374

GO, 5.00%, 12/1/2029	350	443

Grundy and Kendall Counties Consolidated Grade School District No. 60-C

GO, 4.00%, 2/1/2030	1,145	1,351

GO, 4.00%, 2/1/2031	1,190	1,396

GO, 4.00%, 2/1/2032	620	724

Kane and DeKalb Counties Community Unit School District No. 301 GO, 5.00%, 1/1/2027	355	441

Kane County School District No. 131 Aurora East Side

Series 2020A, GO, AGM, 5.00%, 12/1/2026 (f)	115	143

Series 2020B, GO, AGM, 5.00%, 12/1/2026 (f)	210	261

Series 2020A, GO, AGM, 4.00%, 12/1/2027 (f)	105	126

Series 2020A, GO, AGM, 4.00%, 12/1/2028 (f)	65	79

Series 2020B, GO, AGM, 4.00%, 12/1/2028 (f)	135	164

Series 2020A, GO, AGM, 4.00%, 12/1/2029 (f)	65	79

Series 2020B, GO, AGM, 4.00%, 12/1/2029 (f)	40	48

Series 2020A, GO, AGM, 4.00%, 12/1/2030 (f)	80	96

Series 2020A, GO, AGM, 4.00%, 12/1/2031 (f)	100	119

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — continued

Series 2020A, GO, AGM, 4.00%, 12/1/2032 (f)	110	131

Series 2020A, GO, AGM, 4.00%, 12/1/2033 (f)	125	148

Lincoln Land Community College District No. 526

GO, 5.00%, 12/15/2021	305	327

GO, 4.00%, 12/15/2022	440	465

Madison-Macoupin Etc Counties Community College District No. 536, Lewis and Clark Community

GO, AGM, 4.00%, 5/1/2025	400	452

GO, AGM, 4.00%, 5/1/2026	200	230

GO, AGM, 4.00%, 5/1/2028	350	413

GO, AGM, 4.00%, 5/1/2029	1,000	1,157

McHenry County, Woodstock Community Unit School District No. 200 GO, 5.00%, 1/15/2021	300	311

Peoria County Community Unit School District No. 309 Brimfield

GO, AGM, 4.00%, 4/1/2026	750	860

GO, AGM, 4.00%, 4/1/2027	780	910

GO, AGM, 4.00%, 4/1/2028	410	485

GO, AGM, 4.00%, 4/1/2029	240	288

GO, AGM, 4.00%, 4/1/2030	375	448

GO, AGM, 4.00%, 4/1/2031	410	488

State of Illinois

Series D, GO, 5.00%, 11/1/2020	10,000	10,264

Series D, GO, 5.00%, 11/1/2023	5,000	5,680

Will County Forest Preservation District GO, 5.00%, 12/15/2027	805	1,038

Will County Township High School District No. 204 Joliet

GO, 4.00%, 1/1/2028	500	595

GO, 4.00%, 1/1/2029	250	295

GO, 4.00%, 1/1/2030	1,420	1,669

		76,897

Hospital — 0.4%

Illinois Finance Authority, Ascension Health Alliance Senior Credit Group Series E-2, Rev., 1.75%, 4/1/2021 (b)	3,750	3,780

Illinois Finance Authority, Silver Cross Hospital and Medical Centers

Series C, Rev., 5.00%, 8/15/2021	150	158

Series 2015C, Rev., 5.00%, 8/15/2022	500	544

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hospital — continued

Southwestern Illinois Development Authority, Hospital Sisters Services, Inc. Obligated Group Series A, Rev., 5.00%, 2/15/2027	2,000	2,523

		7,005

Other Revenue — 1.9%

Peoria Public Building Commission

Series A, Rev., AGM, 4.00%, 12/1/2025	700	804

Series A, Rev., AGM, 4.00%, 12/1/2026	1,000	1,163

Series A, Rev., AGM, 4.00%, 12/1/2027	1,270	1,501

Series A, Rev., AGM, 5.00%, 12/1/2028	1,200	1,523

Series A, Rev., AGM, 5.00%, 12/1/2029	2,400	3,035

Sales Tax Securitization Corp.

Series C, Rev., 5.00%, 1/1/2024	3,000	3,443

Series C, Rev., 5.00%, 1/1/2025	4,250	5,026

State of Illinois, Sales Tax, Junior Obligation

Series 2018A, Rev., 5.00%, 6/15/2021	4,600	4,826

Series A, Rev., 5.00%, 6/15/2022	4,600	4,999

Series A, Rev., 5.00%, 6/15/2023	4,600	5,154

		31,474

Water & Sewer — 0.5%

City of Waukegan, First Lien, Water and Sewer System

Series C, Rev., AGM, 5.00%, 12/30/2023	535	611

Series C, Rev., AGM, 5.00%, 12/30/2026	680	838

Series C, Rev., AGM, 5.00%, 12/30/2027	710	889

Illinois Finance Authority, State Clean Water Revolving Funds Series 1998B, Rev., 5.00%, 1/1/2029	4,000	4,950

		7,288

Total Illinois		141,020

Indiana — 1.0%

Education — 0.1%

New Albany Floyd County School Building Corp.

Rev., 5.00%, 7/15/2021	700	739

Rev., 5.00%, 7/15/2022	835	915

Purdue University, Student Fee

Series DD, Rev., 5.00%, 7/1/2025	870	1,058

Series DD, Rev., 5.00%, 7/1/2027	10	13

		2,725

Hospital — 0.5%

Indiana Finance Authority, Health Obligation

Series C, Rev., 5.00%, 12/1/2021	2,355	2,524

Series B, Rev., 2.25%, 7/1/2025 (b)	5,000	5,339

		7,863

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	47

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Other Revenue — 0.1%

Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project Rev., 5.00%, 8/1/2023	1,000	1,140

Utility — 0.3%

City of Rockport, Indiana Michigan Power Company Project Series 2009B, Rev., 3.05%, 6/1/2025	5,000	5,462

Total Indiana		17,190

Iowa — 0.8%

Hospital — 0.8%

Iowa Finance Authority, Health Systems Rev., VRDO, 1.72%, 3/10/2020 (b) (g)	13,100	13,100

Kansas — 1.2%

General Obligation — 0.3%

Butler County, Unified School District No. 375 GO, 4.00%, 9/1/2024	200	215

Seward County Unified School District No. 480 Liberal Series 2017-B, GO, 5.00%, 9/1/2025	1,750	2,133

Wyandotte County Unified School District No. 202

Series 2019A, GO, AGM, 5.00%, 9/1/2025	400	482

Series 2019A, GO, AGM, 5.00%, 9/1/2026	220	273

Series 2019A, GO, AGM, 5.00%, 9/1/2027	325	412

Series 2019A, GO, AGM, 5.00%, 9/1/2028	400	512

Series 2019A, GO, AGM, 5.00%, 9/1/2029	375	479

		4,506

Hospital — 0.0% (c)

University of Kansas Hospital Authority, Health System Series 2017A, Rev., 5.00%, 3/1/2024	275	319

Other Revenue — 0.3%

City of Wichita, Sales Tax, River District Stadium Star Bond Project

Rev., 5.00%, 9/1/2025	300	365

Rev., 5.00%, 9/1/2026	465	582

Overland Park Development Corp., Overland Park Convention Center

Rev., 4.00%, 3/1/2022	1,455	1,538

Rev., 5.00%, 3/1/2023	1,520	1,693

		4,178

Utility — 0.5%

Kansas Development Finance Authority, State of Kansas Project Series F, Rev., 4.00%, 11/1/2029	6,820	8,115

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Water & Sewer — 0.1%

City of Wichita, Water and Sewer Utility System Series 2014A, Rev., 5.00%, 10/1/2022	2,200	2,434

Total Kansas		19,552

Kentucky — 1.6%

Education — 0.1%

Northern Kentucky University Series A, Rev., 5.00%, 9/1/2024	1,310	1,512

Hospital — 1.2%

City of Ashland, Ashland Hospital Corp. DBA King’s Daughters Medical Center

Rev., 5.00%, 2/1/2025	625	727

Rev., 5.00%, 2/1/2026	1,085	1,292

Rev., 5.00%, 2/1/2027	1,310	1,596

Rev., 4.00%, 2/1/2033	580	658

Rev., 4.00%, 2/1/2034	500	565

Louisville/Jefferson County Metropolitan Government, Health System, Norton Healthcare, Inc. Series 2020D, Rev., 5.00%, 3/10/2020 (b) (f)	10,500	14,037

		18,875

Prerefunded — 0.0% (c)

Carter County Kentucky School District Finance Corp. Rev., 4.50%, 2/1/2026 (e)	250	259

Utility — 0.3%

Kentucky Municipal Power Agency, Prairie State Project Series 2015A, Rev., NATL-RE, 5.00%, 9/1/2023	240	271

Kentucky Public Energy Authority, Gas Supply Series A, Rev., 4.00%, 4/1/2024 (b)	2,500	2,780

Louisville/Jefferson County Metropolitan Government, Kentucky Pollution Control, Louisville Gas and Electric Company Project Series B, Rev., AMT, 2.55%, 5/3/2021 (b)	2,250	2,288

		5,339

Total Kentucky		25,985

Louisiana — 1.4%

Hospital — 0.6%

Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 1.80%, 3/10/2020 (d)	10,000	10,032

Other Revenue — 0.5%

Jefferson Sales Tax District Series 2019B, Rev., AGM, 4.00%, 12/1/2032	5,815	7,078

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Other Revenue — continued

Louisiana Public Facilities Authority, Tulane University Project

Rev., 5.00%, 12/15/2022	230	256

Rev., 5.00%, 12/15/2025	250	304

		7,638

Water & Sewer — 0.3%

City of Shreveport, Water and Sewer, Junior Lien

Series C, Rev., 3.00%, 12/1/2021	175	181

Series C, Rev., 5.00%, 12/1/2022	270	299

Series 2018C, Rev., 5.00%, 12/1/2023	365	418

Series 2019B, Rev., AGM, 4.00%, 12/1/2025	400	463

Series 2018C, Rev., 5.00%, 12/1/2025	915	1,111

Series 2018C, Rev., 5.00%, 12/1/2026	500	622

Series 2019B, Rev., AGM, 5.00%, 12/1/2026	360	448

Series 2019B, Rev., AGM, 5.00%, 12/1/2027	600	762

Series 2019B, Rev., AGM, 5.00%, 12/1/2028	500	650

Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	393

		5,347

Total Louisiana		23,017

Maryland — 0.8%

General Obligation — 0.8%

State of Maryland, State and Local Facilities Loan of 2013 Series A, GO, 5.00%, 8/1/2020	12,795	13,017

Massachusetts — 2.9%

Education — 0.2%

Massachusetts Development Finance Agency, Suffolk University

Rev., 5.00%, 7/1/2025	525	629

Rev., 5.00%, 7/1/2026	435	534

Rev., 5.00%, 7/1/2027	420	527

Rev., 5.00%, 7/1/2028	525	670

		2,360

General Obligation — 1.3%

City of Boston Series 2014A, GO, 5.00%, 3/1/2023	7,360	8,301

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

Commonwealth of Massachusetts

Series A, GO, (ICE LIBOR USD 3 Month + 0.55%), 1.73%, 5/1/2020 (d)	3,000	3,006

Series D, GO, 4.00%, 9/1/2030	8,290	9,641

		20,948

Hospital — 0.6%

Massachusetts Development Finance Agency, Partners Healthcare System Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 1.65%, 3/10/2020 (d)	10,000	10,016

Prerefunded — 0.0% (c)

Massachusetts Development Finance Agency, Lahey Health System Series F, Rev., 5.00%, 8/15/2026 (e)	500	509

Transportation — 0.3%

Massachusetts Port Authority Series 2019-A, Rev., AMT, 5.00%, 7/1/2023	4,840	5,482

Water & Sewer — 0.5%

Massachusetts Clean Water Trust (The), Revolving Funds Rev., 5.00%, 8/1/2025	6,775	8,296

Total Massachusetts		47,611

Michigan — 2.1%

Education — 0.7%

University of Michigan Series 2019C, Rev., 4.00%, 4/1/2024 (b)	10,000	11,215

General Obligation — 0.7%

Avondale School District Series 2020A, GO, Q-SBLF, 5.00%, 5/1/2029	1,835	2,441

City of Royal Oak, Capital Improvement

GO, 5.00%, 4/1/2027	625	792

GO, 5.00%, 4/1/2028	245	317

Grosse Pointe Public School System GO, 4.00%, 5/1/2027	765	917

Jackson Public Schools, Unlimited Tax

GO, Q-SBLF, 4.00%, 5/1/2025	570	654

GO, Q-SBLF, 4.00%, 5/1/2026	885	1,036

GO, Q-SBLF, 4.00%, 5/1/2027	1,090	1,301

Kalamazoo Public Schools GO, 5.00%, 5/1/2022	1,000	1,087

Northville Public Schools, School Building and Site

Series II, GO, 5.00%, 5/1/2027	375	477

Series II, GO, 5.00%, 5/1/2028	600	780

Series II, GO, 5.00%, 5/1/2029	250	332

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	49

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — continued

Troy School District, School Building and Site

GO, Q-SBLF, 5.00%, 5/1/2020	500	503

GO, Q-SBLF, 5.00%, 5/1/2021	550	577

GO, Q-SBLF, 5.00%, 5/1/2022	500	545

		11,759

Hospital — 0.2%

Michigan State Hospital Finance Authority, Ascension Health Credit Group Series B-4, Rev., 5.00%, 11/15/2027	2,250	2,714

Industrial Development Revenue/Pollution Control Revenue — 0.1%

Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project Series CC, Rev., 1.45%, 9/1/2021 (b)	2,600	2,607

Other Revenue — 0.0% (c)

Michigan Finance Authority, Local Government Loan Program Series B, Rev., 4.00%, 11/1/2020	455	464

Transportation — 0.2%

Gerald R Ford International Airport Authority, Limited Tax

Rev., GTD, 5.00%, 1/1/2023	1,560	1,741

Rev., GTD, 5.00%, 1/1/2024	1,400	1,618

		3,359

Water & Sewer — 0.2%

City of Grand Rapids, Sanitary Sewer System Improvement Rev., 5.00%, 1/1/2022	350	376

Michigan Finance Authority, Clean Water Revolving Fund Rev., 5.00%, 10/1/2021	2,250	2,397

		2,773

Total Michigan		34,891

Minnesota — 0.5%

Certificate of Participation/Lease — 0.1%

Duluth Independent School District No. 709

Series 2019B, COP, 5.00%, 2/1/2024	210	241

Series 2019C, COP, 5.00%, 2/1/2024	295	338

Series 2019B, COP, 5.00%, 2/1/2025	185	219

Series 2019C, COP, 5.00%, 2/1/2025	310	366

Series 2019B, COP, 5.00%, 2/1/2026	195	237

Series 2019C, COP, 5.00%, 2/1/2026	320	389

Series 2019B, COP, 5.00%, 2/1/2027	185	230

Series 2019B, COP, 5.00%, 2/1/2028	175	222

Series 2019C, COP, 5.00%, 2/1/2028	350	444

		2,686

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Education — 0.1%

Minnesota Higher Education Facilities Authority Series L, Rev., 4.00%, 4/1/2020	350	351

Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.

Rev., 4.00%, 12/1/2024	100	112

Rev., 4.00%, 12/1/2025	185	210

Rev., 4.00%, 12/1/2026	185	213

Rev., 4.00%, 12/1/2027	195	228

Rev., 4.00%, 12/1/2028	240	284

		1,398

Transportation — 0.1%

Minneapolis-St Paul Metropolitan Airports Commission, Subordinate Airport Series A, Rev., 5.00%, 1/1/2022	1,000	1,076

Utility — 0.2%

Western Minnesota Municipal Power Agency, Power Supply

Series A, Rev., 5.00%, 1/1/2023	1,500	1,674

Series 2014A, Rev., 5.00%, 1/1/2024	1,000	1,157

		2,831

Total Minnesota		7,991

Mississippi — 0.9%

Education — 0.2%

Medical Center Educational Building Corp. Rev., 5.00%, 6/1/2031	3,105	4,070

General Obligation — 0.1%

County of Harrison

Series A, GO, 5.00%, 10/1/2027	800	1,023

Series A, GO, 5.00%, 10/1/2028	345	451

		1,474

Industrial Development Revenue/Pollution Control Revenue — 0.3%

Mississippi Business Finance Corp., Pollution Control Series 2002, Rev., 3.20%, 9/1/2028	4,000	4,182

Other Revenue — 0.2%

Mississippi Development Bank, Rankin County Project Rev., 5.00%, 3/1/2023	750	840

State of Mississippi Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,833

		2,673

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Utility — 0.1%

Mississippi Development Bank, Rankin County, Mississippi General Obligation Bond Project

Rev., 5.00%, 8/1/2026	350	437

Rev., 5.00%, 8/1/2027	350	446

Rev., 5.00%, 8/1/2028	525	684

Rev., 5.00%, 8/1/2029	425	565

		2,132

Total Mississippi		14,531

Missouri — 0.9%

Certificate of Participation/Lease — 0.4%

City of Chesterfield COP, 5.00%, 12/1/2021	1,000	1,073

City of St. Peters

COP, 4.00%, 5/1/2026	705	828

COP, 4.00%, 5/1/2027	730	874

COP, 4.00%, 5/1/2028	760	925

COP, 4.00%, 5/1/2029	760	937

COP, 4.00%, 5/1/2030	545	681

COP, 4.00%, 5/1/2031	550	693

		6,011

Education — 0.1%

Health and Educational Facilities Authority of the State of Missouri

Rev., 4.00%, 10/1/2020	300	305

Rev., 4.00%, 10/1/2021	300	314

Health and Educational Facilities Authority of the State of Missouri, BJC Health System Rev., 5.00%, 1/1/2021	225	233

		852

General Obligation — 0.0% (c)

County of Clay, North Kansas City School District 74, Refunding and Improvement, Missouri Direct Deposit Program

GO, 5.00%, 3/1/2022	350	379

Industrial Development Revenue/Pollution Control Revenue — 0.0% (c)

Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series B, Rev., 5.00%, 7/1/2023	550	569

Other Revenue — 0.2%

County of Greene, Special Obligation

Rev., 4.00%, 12/1/2028	300	366

Rev., 4.00%, 12/1/2029	200	248

County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2022	3,000	3,329

		3,943

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Transportation — 0.2%

St. Louis Lambert International Airport

Rev., 5.00%, 7/1/2021	1,575	1,661

Rev., 5.00%, 7/1/2022	1,000	1,096

Rev., 5.00%, 7/1/2023	1,080	1,228

		3,985

Total Missouri		15,739

Montana — 0.2%

General Obligation — 0.2%

Gallatin County High School District No. 7 Bozeman, School Building Series 2017A, GO, 5.00%, 12/1/2023	515	595

Missoula County Elementary School District No. 1, School Building GO, 5.00%, 7/1/2024	520	612

State of Montana, Long-Range Building Program

GO, 5.00%, 8/1/2021	690	731

GO, 5.00%, 8/1/2022	1,000	1,101

Yellowstone County, School District No. 2 Billings, School Building GO, 5.00%, 6/15/2020	650	658

		3,697

Total Montana		3,697

Nebraska — 0.1%

Certificate of Participation/Lease — 0.1%

Southeast Community College

COP, 5.00%, 12/15/2021	200	215

COP, 5.00%, 12/15/2026	275	350

COP, 5.00%, 12/15/2027	495	643

COP, 5.00%, 12/15/2028	540	713

		1,921

Total Nebraska		1,921

New Hampshire — 0.5%

General Obligation — 0.2%

State of New Hampshire Series A, GO, 5.00%, 3/1/2026	2,880	3,467

Other Revenue — 0.3%

New Hampshire Municipal Bond Bank

Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,514

Series 2020A, Rev., 4.00%, 2/15/2031	1,240	1,536

Series 2020A, Rev., 4.00%, 2/15/2032	1,300	1,600

		5,650

Total New Hampshire		9,117

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	51

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New Jersey — 3.7%

Education — 0.4%

New Jersey Economic Development Authority, School Facilities Construction

Series DDD, Rev., 5.00%, 6/15/2025	1,500	1,777

Series DDD, Rev., 5.00%, 6/15/2026	1,840	2,239

New Jersey Institute of Technology, Tax-Exempt

Series 2020A, Rev., 5.00%, 7/1/2027	175	224

Series 2020A, Rev., 5.00%, 7/1/2028	200	262

Series 2020A, Rev., 5.00%, 7/1/2029	270	361

Series 2020A, Rev., 5.00%, 7/1/2030	415	551

Series 2020A, Rev., 5.00%, 7/1/2032	725	955

		6,369

General Obligation — 0.9%

County of Passaic GO, 5.00%, 2/1/2021	90	93

State of New Jersey Series Q, GO, 5.00%, 8/15/2020	10,075	10,260

State of New Jersey, Various Purpose GO, 4.00%, 6/1/2026	3,870	4,242

Township of South Brunswick GO, 5.00%, 9/1/2022	425	467

		15,062

Housing — 0.2%

New Jersey Housing and Mortgage Finance Agency, Multi-Family Conduit, Georgia King Village Project Series 2018-E, Rev., 2.45%, 10/1/2020 (b)	3,000	3,024

Other Revenue — 0.2%

Bergen County Improvement Authority (The) Rev., GTD, 4.00%, 10/15/2031	1,190	1,507

Bergen County Improvement Authority (The), Fort Lee Project Rev., GTD, 4.00%, 10/15/2030	475	604

Monmouth County Improvement Authority (The)

Series 2019B, Rev., GTD, 4.00%, 12/1/2033	1,000	1,258

Series 2019B, Rev., GTD, 4.00%, 12/1/2034	790	992

		4,361

Transportation — 2.0%

New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement

Series A, Rev., 5.00%, 6/15/2028	3,000	3,620

Series A, Rev., 5.00%, 6/15/2029	5,350	6,439

Series A, Rev., 5.00%, 6/15/2031	4,750	5,682

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Transportation — continued

New Jersey Turnpike Authority Series C-6, Rev., (ICE LIBOR USD 1 Month + 0.75%), 1.86%, 4/1/2020 (d)	10,000	10,069

South Jersey Transportation Authority

Series 2019A, Rev., AGM, 5.00%, 11/1/2029	1,700	2,244

Series 2019A, Rev., AGM, 5.00%, 11/1/2030	1,500	1,971

Series 2019A, Rev., AGM, 5.00%, 11/1/2031	1,500	1,965

Series 2019A, Rev., AGM, 5.00%, 11/1/2032	1,000	1,307

		33,297

Total New Jersey		62,113

New Mexico — 0.2%

General Obligation — 0.2%

County of Sandoval

GO, 5.00%, 8/1/2024	1,100	1,297

GO, 5.00%, 8/1/2025	500	610

GO, 5.00%, 8/1/2026	650	815

		2,722

Other Revenue — 0.0% (c)

New Mexico Finance Authority, Senior Lien Public Project Series 2103B, Rev., 5.00%, 6/1/2021	800	842

Total New Mexico		3,564

New York — 9.2%

Education — 0.7%

New York State Dormitory Authority Series 2019A, Rev., 5.00%, 7/1/2027	4,630	6,012

New York State Dormitory Authority, Columbia University Series 2015B, Rev., 5.00%, 10/1/2021	585	625

New York State Dormitory Authority, Montefiore Obligated Group Series 2018A, Rev., 5.00%, 8/1/2027	3,225	4,115

New York State Dormitory Authority, The New School Series 2015A, Rev., 5.00%, 7/1/2024	1,100	1,284

		12,036

General Obligation — 1.3%

Bedford Central School District GO, 5.00%, 11/15/2022	2,410	2,685

City of Jamestown, Public Improvement GO, 5.00%, 6/1/2025	540	650

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — continued

City of New York, Fiscal Year 2012 Subseries G-1, GO, 5.00%, 4/1/2020 (e)	3,860	3,873

County of Orange, Public Improvement

Series B, GO, 5.00%, 3/1/2021	1,510	1,576

GO, 5.00%, 2/1/2023	1,000	1,123

County of Suffolk, Longwood Central School District

GO, 5.00%, 6/15/2026	365	462

GO, 5.00%, 6/15/2027	795	1,007

Hampton Bays Union Free School District GO, 5.00%, 9/15/2022	2,025	2,238

State of New York Series 2019A, GO, 5.00%, 3/1/2026	3,250	4,079

Town of East Hampton

GO, 5.00%, 5/15/2021	1,000	1,053

GO, 5.00%, 5/15/2023	1,000	1,140

White Plains City School District GO, 5.00%, 5/15/2024	1,550	1,833

		21,719

Hospital — 0.5%

Build Resource Corp., The New York Methodist Hospital Project Rev., 5.00%, 7/1/2021	550	579

Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project Series 2014B, Rev., 5.00%, 7/1/2023	800	905

New York State Dormitory Authority, Memorial Sloan, Kettering Cancer Center Series 1, Rev., 4.00%, 7/1/2031	4,255	5,400

New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center Series 2017-1, Rev., 5.00%, 7/1/2026	1,000	1,262

		8,146

Industrial Development Revenue/Pollution Control Revenue — 0.2%

New York State Energy Research and Development Authority, Pollution Control, Electric and Gas Corp., Project Series C, Rev., 2.00%, 5/1/2020 (b)	3,000	3,005

Other Revenue — 1.9%

Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center Series 2016A, Rev., 5.00%, 7/15/2020	500	507

City of Troy Capital Resources Corp., Rensselaer Polytechnic Institute Project Rev., 5.00%, 8/1/2020	500	508

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other Revenue — continued

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series A, Subseries A-1, Rev., 5.00%, 11/1/2020	3,700	3,804

New York Convention Center Development Corp., Hotel Unit fee Secured Rev., 5.00%, 11/15/2026	5,000	6,154

New York State Dormitory Authority, State Sales Tax

Series A, Rev., 5.00%, 3/15/2021	2,000	2,088

Series 2017A, Rev., 5.00%, 3/15/2024	6,135	7,165

Sales Tax Asset Receivable Corp., Fiscal Year 2015

Series 2015A, Rev., 5.00%, 10/15/2022	4,800	5,341

Series 2015A, Rev., 5.00%, 10/15/2025	4,500	5,381

Schenectady County Capital Resource Corp., Union College Project Rev., 5.00%, 1/1/2025	400	479

		31,427

Special Tax — 0.1%

New York State Dormitory Authority, Personal Income Tax Series 2011G, Rev., 5.00%, 8/15/2021	1,110	1,178

Transportation — 3.2%

Buffalo and Fort Erie Public Bridge Authority, Toll Bridge System Rev., 5.00%, 1/1/2021	815	844

Metropolitan Transportation Authority

Series D-1, Rev., (ICE LIBOR USD 1 Month + 0.65%), 1.71%, 4/1/2020 (d)	4,790	4,794

Subseries A-1, Rev., 5.00%, 11/15/2020	1,435	1,476

Subseries C-1, Rev., 5.00%, 11/15/2024	3,000	3,555

Metropolitan Transportation Authority, Green Bonds Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,768

New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2023	9,200	10,123

Niagara Frontier Transportation Authority, Buffalo Niagara International Airport

Series 2019A, Rev., AMT, 5.00%, 4/1/2028	265	334

Series 2019A, Rev., AMT, 5.00%, 4/1/2029	265	341

Port Authority of New York and New Jersey Series 207, Rev., AMT, 5.00%, 9/15/2023	4,325	4,921

Triborough Bridge and Tunnel Authority

Subseries 2005B-2, Rev., VRDO, LOC: Citibank NA, 1.21%, 3/2/2020 (b)	19,400	19,400

Series A, Rev., 5.00%, 11/15/2024	3,290	3,735

		54,291

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	53

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Utility — 0.1%

Long Island Power Authority, Electric System

Series 2017, Rev., 5.00%, 9/1/2025	500	608

Series 2017, Rev., 5.00%, 9/1/2027	500	641

Series 2017, Rev., 5.00%, 9/1/2028	750	961

		2,210

Water & Sewer — 1.2%

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2006 Series B, Rev., VRDO, LIQ: State Street Bank & Trust, 1.23%, 3/2/2020 (b)	19,500	19,500

Total New York		153,512

North Carolina — 1.9%

Education — 0.4%

University of North Carolina, Chapel Hill Series B, Rev., VRDO, 1.46%, 4/1/2020 (b)	5,750	5,750

Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina Rev., AGM, 5.00%, 10/1/2023	445	507

		6,257

General Obligation — 0.6%

State of North Carolina Series D, GO, 4.00%, 6/1/2020	9,670	9,747

Hospital — 0.9%

North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (b)	13,805	14,783

Other Revenue — 0.0% (c)

State of North Carolina Series 2017B, Rev., 5.00%, 5/1/2022	700	763

Total North Carolina		31,550

Ohio — 2.8%

Education — 0.1%

Ohio Higher Educational Facility Commission, Oberlin College Rev., 5.00%, 10/1/2020	1,000	1,024

General Obligation — 0.3%

City of Dublin, Various Purpose GO, 4.00%, 12/1/2028	200	233

Cuyahoga Ohio Community College District, Facilities Construction and Improvement Bonds

GO, 5.00%, 12/1/2028	2,300	2,875

Series 2018, GO, 4.00%, 12/1/2032	1,250	1,453

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

Lexington Local School District, School Facilities Construction and Improvement Series A, GO, 4.00%, 10/1/2031	1,050	1,277

		5,838

Hospital — 1.3%

Akron, Bath and Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2021	375	400

County of Allen, Hospital Facilities, Mercy Health Series B, Rev., (SIFMA Municipal Swap Index Yield + 0.75%), 1.90%, 3/10/2020 (d)	10,800	10,806

County of Lake, Hospital Facilities, Lake Hospital System, Inc.

Rev., 5.00%, 8/15/2023	1,445	1,628

Rev., 5.00%, 8/15/2024	1,655	1,923

Franklin County, Hospital Facilities, OhioHealth Corp. Series B, Rev., (SIFMA Municipal Swap Index Yield + 0.43%), 1.58%, 3/10/2020 (d)	4,000	4,006

State of Ohio, University Hospitals Health System, Inc. Series B, Rev., VRDO, 1.36%, 3/2/2020 (b)	2,500	2,500

		21,263

Other Revenue — 0.7%

Buckeye Tobacco Settlement Financing Authority

Series 2020A-2, Class I, Rev., 5.00%, 6/1/2029	4,000	5,346

Series 2020A-2, Class I, Rev., 5.00%, 6/1/2030	2,130	2,892

City of Cleveland, Subordinate Lien, Public Facilities Improvements

Series 2018A, Rev., 5.00%, 10/1/2025	150	183

Series 2018A, Rev., 5.00%, 10/1/2027	250	320

Series 2018A, Rev., 5.00%, 10/1/2028	250	323

Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project

Rev., 5.00%, 12/1/2025	250	300

Rev., 5.00%, 12/1/2026	625	768

Rev., 5.00%, 12/1/2029	800	1,030

		11,162

Utility — 0.3%

American Municipal Power, Inc., Prairie State Energy Campus Project Series 2019A, Rev., 2.30%, 2/15/2022 (b)	5,000	5,089

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Water & Sewer — 0.1%

Hamilton County, Sewer System, Metropolitan Sewer District of Greater Cincinnati Series A, Rev., 5.00%, 12/1/2021	1,375	1,476

Total Ohio		45,852

Oklahoma — 1.7%

Education — 1.7%

Bryan County School Finance Authority, Durant Public Schools Project

Rev., 4.00%, 12/1/2028	385	468

Rev., 4.00%, 12/1/2029	415	511

Rev., 4.00%, 12/1/2030	435	533

Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project

Rev., 5.00%, 9/1/2025	365	436

Rev., 5.00%, 9/1/2026	820	1,003

Rev., 5.00%, 9/1/2027	1,250	1,559

Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2019, Rev., 5.00%, 6/1/2025	3,050	3,659

Custer County Economic Development Authority, Thomas Fay Public Schools

Rev., 4.00%, 12/1/2025	700	808

Rev., 4.00%, 12/1/2027	1,255	1,481

Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project

Rev., 5.00%, 9/1/2028	375	483

Rev., 5.00%, 9/1/2029	1,175	1,513

Grady County School Finance Authority, Tuttle Public Schools Project

Rev., 4.00%, 9/1/2029	300	371

Rev., 4.00%, 9/1/2030	430	528

Muskogee Industrial Trust, Educational Facilities, Muskogee Public Schools Project

Rev., 5.00%, 9/1/2024	890	1,030

Rev., 5.00%, 9/1/2025	850	1,009

Rev., 5.00%, 9/1/2026	1,800	2,183

Rev., 5.00%, 9/1/2027	480	594

Rev., 4.00%, 9/1/2028	2,500	2,952

Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project

Rev., 5.00%, 10/1/2022	500	551

Rev., 5.00%, 10/1/2023	355	405

Rev., 5.00%, 10/1/2025	1,000	1,216

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Education — continued

Tulsa County Industrial Authority Educational Facilities Lease, Jenks Public Schools Project Rev., 5.00%, 9/1/2021	2,000	2,123

Wagoner County School Development Authority, Wagoner Public Schools Project

Rev., 4.00%, 9/1/2025	625	714

Rev., 4.00%, 9/1/2027	725	855

Rev., 4.00%, 9/1/2028	300	360

		27,345

Other Revenue — 0.0% (c)

Cleveland County Justice Authority, Sales Tax, Detention Facility Project Rev., 4.00%, 3/1/2020	500	500

Total Oklahoma		27,845

Oregon — 0.2%

Transportation — 0.2%

Port of Portland, International Airport

Series 23, Rev., 5.00%, 7/1/2023	1,000	1,136

Series 23, Rev., 5.00%, 7/1/2024	1,595	1,875

		3,011

Water & Sewer — 0.0% (c)

City of Portland, Sewer System, First Lien Series 2014A, Rev., 5.00%, 10/1/2023	40	46

Total Oregon		3,057

Pennsylvania — 6.1%

Education — 0.7%

Pennsylvania Higher Educational Facilities Authority, Trustees of the University Series 2015C, Rev., 5.00%, 10/1/2022	5,055	5,601

State Public School Building Authority, Community College of Philadelphia Project

Rev., 5.00%, 6/15/2021	2,760	2,897

Rev., 5.00%, 6/15/2024	2,625	3,035

		11,533

General Obligation — 2.6%

Commonwealth of Pennsylvania Series 2011, GO, 4.00%, 11/15/2028	5,000	5,265

County of Chester GO, 4.00%, 7/15/2028	2,500	3,119

County of Northampton

Series A, GO, 4.00%, 10/1/2026	750	888

Series A, GO, 4.00%, 10/1/2027	1,565	1,851

Series A, GO, 4.00%, 10/1/2028	920	1,085

County of Westmoreland Series A, GO, 5.00%, 8/15/2028	3,000	3,932

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	55

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — continued

Panther Valley School District

GO, 2.00%, 10/15/2026	750	764

GO, 2.00%, 10/15/2027	680	689

GO, 2.00%, 10/15/2028	300	303

GO, 2.00%, 10/15/2029	300	302

Penn Hills School District

GO, 5.00%, 10/1/2026	4,845	5,989

GO, 5.00%, 10/1/2027	3,585	4,536

GO, 5.00%, 10/1/2028	3,585	4,635

GO, 5.00%, 10/1/2029	3,815	5,021

Quaker Valley School District

GO, 5.00%, 10/1/2028 (f)	350	460

GO, 5.00%, 10/1/2029 (f)	425	571

GO, 5.00%, 10/1/2030 (f)	250	338

GO, 5.00%, 10/1/2031 (f)	325	437

GO, 5.00%, 10/1/2032 (f)	350	469

GO, 5.00%, 10/1/2033 (f)	325	434

GO, 5.00%, 10/1/2034 (f)	400	533

GO, 5.00%, 10/1/2035 (f)	350	465

Schuylkill Valley School District GO, 5.00%, 4/1/2022	350	379

Upper St. Clair Township School District

Series 2019B, GO, 4.00%, 10/1/2028	575	685

Series 2019B, GO, 4.00%, 10/1/2029	420	498

		43,648

Hospital — 0.4%

Berks County Industrial Development Authority, Tower Health Project

Rev., 5.00%, 11/1/2023	1,000	1,140

Rev., 5.00%, 11/1/2024	1,000	1,176

Chester County Health and Education Facilities Authority, Main Line Health System

Series 2020A, Rev., 5.00%, 9/1/2026	250	314

Series 2020A, Rev., 5.00%, 9/1/2027	200	259

Series 2020A, Rev., 5.00%, 9/1/2028	175	231

Series 2020A, Rev., 5.00%, 9/1/2029	175	236

Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2024	1,000	1,175

Southcentral General Authority, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2026	1,400	1,696

Southcentral General Authority, Wellspan Health Obligation Group Series 2014A, Rev., 5.00%, 6/1/2024	380	444

		6,671

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Industrial Development Revenue/Pollution Control Revenue — 0.4%

Lehigh County Industrial Development Authority, Pollution Control

Series 2016B, Rev., 1.80%, 8/15/2022 (b)	4,000	4,070

Series 2016A, Rev., 1.80%, 9/1/2022 (b)	2,500	2,534

		6,604

Other Revenue — 0.1%

Commonwealth Financing Authority, Tobacco Master Settlement Payment Series 2018, Rev., 5.00%, 6/1/2022	555	604

Cumberland County Municipal Authority, AICUP Financing Program-Messiah College Project Rev., 2.00%, 4/30/2020 (b)	1,000	1,000

		1,604

Transportation — 0.8%

Pennsylvania Turnpike Commission

Series A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 1.75%, 3/10/2020 (d)	13,000	13,115

Series A, Rev., 5.00%, 12/1/2021	655	702

		13,817

Water & Sewer — 1.1%

Allegheny County Sanitary Authority, Sewer

Rev., 5.00%, 12/1/2021	3,500	3,750

Rev., 5.00%, 12/1/2022	3,000	3,336

Rev., 5.00%, 12/1/2023	4,000	4,609

Charleroi Borough Authority, Water System

Rev., AGM, 4.00%, 12/1/2024	175	198

Rev., AGM, 4.00%, 12/1/2025	150	174

Rev., AGM, 4.00%, 12/1/2026	100	118

Rev., AGM, 4.00%, 12/1/2027	125	149

City of Philadelphia, Water and Wastewater

Series A, Rev., 5.00%, 7/1/2022	1,510	1,656

Series 2014A, Rev., 5.00%, 7/1/2024	2,595	3,053

Pittsburgh Water and Sewer Authority Series A, Rev., 5.00%, 9/1/2023	270	307

		17,350

Total Pennsylvania		101,227

Rhode Island — 0.1%

General Obligation — 0.1%

State of Rhode Island and Providence Plantations, Consolidated Capital Development Loan of 2019 Series 2019C, GO, 4.00%, 1/15/2034	1,000	1,201

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Transportation — 0.0% (c)

Rhode Island Commerce Corp., Department of Transportation Series 2016-A, Rev., GRAN, 5.00%, 6/15/2022	25	27

Total Rhode Island		1,228

South Dakota — 0.1%

Education — 0.1%

South Dakota Health and Educational Facilities Authority

Series B, Rev., 4.00%, 11/1/2020	625	638

Series B, Rev., 4.00%, 11/1/2021	500	525

Series B, Rev., 5.00%, 11/1/2022	375	414

		1,577

Other Revenue — 0.0% (c)

South Dakota State Building Authority Series B, Rev., 5.00%, 6/1/2021	485	510

Total South Dakota		2,087

Tennessee — 0.7%

General Obligation — 0.5%

County of Rutherford Series A, GO, 5.00%, 4/1/2026	1,165	1,406

State of Tennessee Series A, GO, 4.00%, 8/1/2025	7,000	7,543

		8,949

Other Revenue — 0.0% (c)

Metropolitan Government of Nashville and Davidson, County Sports Authority, Public Improvement Rev., 5.00%, 7/1/2020	5	5

Utility — 0.2%

Tennessee Energy Acquisition Corp., Gas Project

Series A, Rev., 4.00%, 5/1/2022	1,460	1,548

Series A, Rev., 4.00%, 5/1/2023	1,400	1,518

		3,066

Total Tennessee		12,020

Texas — 10.7%

Education — 1.0%

Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,182

Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project

Series 2018C, Rev., 5.00%, 8/1/2026	250	312

Series 2018C, Rev., 5.00%, 8/1/2027	200	256

Series 2018C, Rev., 5.00%, 8/1/2029	325	414

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Education — continued

Austin Community College District, Combined Fee Series 2014A, Rev., 5.00%, 2/1/2021	790	820

County of Harris, Cultural Education Facilities Finance Corp., Children’s Hospital Series 3, Rev., (ICE LIBOR USD 1 Month + 0.85%), 1.94%, 3/10/2020 (d)	7,500	7,503

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014A, Rev., 5.00%, 12/1/2026	1,910	2,262

Southwest Higher Education Authority, Inc., Southern Methodist University Project

Series 2017, Rev., 5.00%, 10/1/2021	425	453

Series 2017, Rev., 5.00%, 10/1/2022	400	442

Series 2017, Rev., 5.00%, 10/1/2023	400	458

Texas State University System Series 2019A, Rev., 4.00%, 3/15/2034	2,250	2,685

		16,787

General Obligation — 3.6%

Abilene Independent School District, Unlimited Tax School Building GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,429

City of Abilene GO, 5.00%, 2/15/2021	475	494

City of Colony GO, 5.00%, 8/15/2020	610	622

City of Denton GO, 5.00%, 2/15/2023	1,045	1,171

City of El Paso, Refunding and Improvement

GO, 5.00%, 8/15/2021	530	562

GO, 5.00%, 8/15/2025	4,035	4,887

City of Galveston GO, 4.00%, 5/1/2024	635	712

City of Houston, Public Improvement

Series A, GO, 5.00%, 3/1/2021	3,000	3,125

Series A, GO, 5.00%, 3/1/2025	1,195	1,436

College of the Mainland GO, 4.00%, 8/15/2034	2,860	3,400

Counties of Harris and Fort Bend, Houston Community College System, Limited Tax GO, 5.00%, 2/15/2026	1,000	1,121

County of Kaufman

Series 2020A, GO, 5.00%, 2/15/2028 (f)	270	350

Series 2020A, GO, 5.00%, 2/15/2029 (f)	285	377

Series 2020A, GO, 5.00%, 2/15/2030 (f)	300	395

Series 2020A, GO, 5.00%, 2/15/2031 (f)	630	825

Series 2020A, GO, 5.00%, 2/15/2032 (f)	660	862

Series 2020A, GO, 4.00%, 2/15/2033 (f)	345	416

Series 2020A, GO, 4.00%, 2/15/2034 (f)	360	431

Series 2020A, GO, 4.00%, 2/15/2035 (f)	375	447

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	57

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — continued

County of Kaufman, Unlimited Tax Road

GO, 5.00%, 2/15/2030 (f)	665	876

GO, 5.00%, 2/15/2031 (f)	205	268

GO, 5.00%, 2/15/2032 (f)	425	556

GO, 4.00%, 2/15/2033 (f)	300	362

GO, 4.00%, 2/15/2034 (f)	465	558

GO, 4.00%, 2/15/2035 (f)	300	359

Forney Independent School District, School Building GO, PSF-GTD, 5.00%, 8/15/2024	1,310	1,544

Galveston County, Unlimited Tax Road

Series 2017, GO, 4.00%, 2/1/2024	980	1,095

Series 2017, GO, 4.00%, 2/1/2025	800	917

Georgetown Independent School District

Series C, GO, PSF-GTD, 4.00%, 8/15/2032	2,165	2,611

Series C, GO, PSF-GTD, 4.00%, 8/15/2033	2,315	2,786

Series C, GO, PSF-GTD, 4.00%, 8/15/2034	1,465	1,759

Harris County Fresh Water Supply District No. 61 Series 2019, GO, AGM, 3.00%, 9/1/2025	530	578

Hereford Independent School District, School Building

GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,687

GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,760

GO, PSF-GTD, 4.00%, 2/15/2030	1,000	1,177

GO, PSF-GTD, 4.00%, 2/15/2031	700	818

Katy Independent School District, School Building GO, PSF-GTD, 4.00%, 2/15/2027	290	316

Klein Independent School District, Unlimited Tax Series B, GO, 5.00%, 8/1/2029	525	639

Lewisville Independent School District, School Building

GO, PSF-GTD, 5.00%, 8/15/2025	750	858

GO, PSF-GTD, 5.00%, 8/15/2026	750	856

GO, PSF-GTD, 5.00%, 8/15/2027	650	741

New Braunfels Independent School District, Unlimited Tax, School Building Bonds GO, PSF-GTD, 4.00%, 2/1/2034	1,000	1,184

Pasadena Independent School District Series A, GO, PSF-GTD, 5.00%, 2/15/2028	1,000	1,160

Pharr San Juan Alamo Independent School District Series 2015ISD, GO, PSF-GTD, 4.00%, 2/1/2030	4,000	4,507

Richardson Independent School District Series 2019, GO, PSF-GTD, 5.00%, 2/15/2029	3,165	4,115

S & S Consolidated Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	580	703

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

Southside Independent School District, School Building GO, PSF-GTD, 5.00%, 8/15/2022	250	275

		59,127

Hospital — 0.2%

Irving Hospital Authority, Baylor Scott and White Medical Center

Series 2017B, Rev., (SIFMA Municipal Swap Index Yield + 1.10%), 2.25%, 3/10/2020 (d)	1,750	1,771

Series 2017A, Rev., 5.00%, 10/15/2022	250	274

Series 2017A, Rev., 5.00%, 10/15/2028	250	303

Series 2017A, Rev., 5.00%, 10/15/2029	500	603

		2,951

Other Revenue — 4.1%

Austin Convention Enterprises, Inc., Convention Center Hotel First Tier

Series 2017A, Rev., 5.00%, 1/1/2021	500	516

Series 2017A, Rev., 5.00%, 1/1/2022	750	800

Austin Convention Enterprises, Inc., Convention Center Hotel Second Tier Series 2017B, Rev., 5.00%, 1/1/2021	800	823

Lower Colorado River Authority Series B, Rev., 5.00%, 5/15/2023	4,700	5,113

State of Texas Rev., TRAN, 4.00%, 8/27/2020	60,000	60,926

		68,178

Prerefunded — 0.0% (c)

Lower Colorado River Authority Series B, Rev., 5.00%, 5/15/2023 (e)	60	65

Transportation — 1.1%

Central Texas Regional Mobility Authority, Subordinated Lien Rev., BAN, 4.00%, 1/1/2022	1,545	1,606

City of Austin, Airport System

Series 2017B, Rev., AMT, 5.00%, 11/15/2026	1,095	1,362

Series 2017B, Rev., AMT, 5.00%, 11/15/2027	585	727

Series 2017B, Rev., AMT, 5.00%, 11/15/2028	630	781

Grand Parkway Transportation Corp. Rev., BAN, 5.00%, 2/1/2023	10,000	11,123

North Texas Tollway Authority System, First Tier Series A, Rev., 4.00%, 1/1/2033	2,500	2,897

		18,496

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Utility — 0.6%

City of Cedar Park, Utility System Rev., 5.00%, 8/15/2022	560	615

City of San Antonio, Electric and Gas Systems Series B, Rev., 2.00%, 12/1/2021 (b)	6,480	6,556

Texas Municipal Gas Acquisition and Supply Corp. I Series D, Rev., 6.25%, 12/15/2026	1,705	2,029

West Travis County Public Utility Agency

Series 2017, Rev., 5.00%, 8/15/2022	545	598

Series 2017, Rev., 5.00%, 8/15/2023	325	368

Series 2017, Rev., 5.00%, 8/15/2027	350	445

		10,611

Water & Sewer — 0.1%

City of Galveston, Waterworks and Sewer System

Rev., 5.00%, 5/1/2020	245	246

Rev., 5.00%, 5/1/2021	265	278

City of Garland, Water & Sewer System Series 2018A, Rev., 5.00%, 3/1/2026	1,030	1,273

		1,797

Total Texas		178,012

Utah — 1.3%

General Obligation — 0.3%

State of Utah GO, 5.00%, 7/1/2021	4,925	5,202

Other Revenue — 0.9%

Utah Infrastructure Agency, Telecommunication Revenue Series A, Rev., 5.00%, 10/15/2025	10,380	12,196

West Valley City Municipal Building Authority

Rev., AGM, 4.00%, 2/1/2024	500	556

Rev., AGM, 5.00%, 2/1/2025	250	297

Rev., AGM, 5.00%, 2/1/2027	720	903

Rev., AGM, 5.00%, 2/1/2029	1,070	1,334

		15,286

Transportation — 0.1%

Salt Lake City Corp. Airport Series A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,091

Total Utah		21,579

Vermont — 0.1%

Education — 0.1%

University of Vermont and State Agricultural College

Rev., 5.00%, 10/1/2021	750	800

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Education — continued

Rev., 5.00%, 10/1/2022	855	944

		1,744

Other Revenue — 0.0% (c)

Vermont Municipal Bond Bank Series 3, Rev., 5.00%, 12/1/2021	400	429

Total Vermont		2,173

Virginia — 3.0%

Education — 1.6%

Virginia College Building Authority, 21st Century College and Equipment Programs

Series 2017E, Rev., 5.00%, 2/1/2027	20,000	25,506

Series 2017C, Rev., 5.00%, 2/1/2028	1,000	1,275

		26,781

General Obligation — 0.9%

City of Lynchburg, Public Improvement

GO, 4.00%, 8/1/2031	1,000	1,248

GO, 4.00%, 8/1/2032	1,000	1,240

County of Fairfax, Public Improvement Series 2019A, GO, 4.00%, 10/1/2026	7,715	9,299

Loudoun County, Public Improvement Series A, GO, 5.00%, 12/1/2026	1,930	2,398

		14,185

Transportation — 0.1%

Virginia Resources Authority, Infrastructure Series C, Rev., 5.00%, 11/1/2027	1,235	1,577

Water & Sewer — 0.4%

Fairfax County Water Authority, Water Series B, Rev., 5.25%, 4/1/2024	5,615	6,627

Total Virginia		49,170

Washington — 1.3%

Hospital — 1.3%

Washington Health Care Facilities Authority, Commonspirit Health Series B-3, Rev., 5.00%, 8/1/2026 (b)	17,000	20,600

Utility — 0.0% (c)

Snohomish County Public Utility District No. 1 Rev., 5.00%, 12/1/2025	500	616

Total Washington		21,216

West Virginia — 0.2%

Utility — 0.2%

West Virginia Economic Development Authority, Appalachian Power Co. — AMOS Project Series 2009A, Rev., 2.63%, 6/1/2022 (b)	2,905	3,009

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	59

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wisconsin — 1.6%

Education — 0.1%

Wisconsin Health and Educational Facilities Authority, Thedacare, Inc. Rev., 5.00%, 12/15/2020	1,250	1,288

General Obligation — 1.5%

Pewaukee School District Series 2019B, GO, 5.00%, 9/1/2027	200	258

State of Wisconsin

Series A, GO, 5.00%, 5/1/2026	5,050	6,150

Series 1, GO, 5.00%, 11/1/2026	1,135	1,441

Sun Prairie Area School District GO, 4.00%, 3/1/2028	2,500	3,014

Wauwatosa School District, School Building and Improvement

Series 2019A, GO, 5.00%, 3/1/2027	5,025	6,415

Series 2019A, GO, 5.00%, 3/1/2029	6,025	7,670

		24,948

Hospital — 0.0% (c)

Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2025	325	392

Total Wisconsin		26,628

Total Municipal Bonds (Cost $1,570,853)		1,637,466

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — 0.0% (c)

FNMA, REMIC Series 2002-36, Class FS, 2.16%, 6/25/2032 (b) (Cost $134)	134	134

	SHARES (000)
Short-Term Investments — 2.9%

Investment Companies — 2.9%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.02% (h) (i) (Cost $48,402)	48,403	48,403

Total Investments — 101.5% (Cost $1,619,389)		1,686,003
Liabilities in Excess of Other Assets — (1.5)%		(24,636)

NET ASSETS — 100.0%		1,661,367

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FNMA	Federal National Mortgage Association
GO	General Obligation
GRAN	Grant Revenue Anticipation Note
GTD	Guaranteed
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar

VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 29, 2020.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2020.
(e)	Security is prerefunded or escrowed to maturity.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of February 29, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 97.1% (a)

Alabama — 1.0%

Hospital — 0.0% (b)

UAB Medicine Finance Authority Series B-2, Rev., 5.00%, 9/1/2037	30	37

Other Revenue — 0.2%

Montgomery County Public Building Authority, Warrants, Facilities Project Rev., 5.00%, 3/1/2029	1,000	1,148

UAB Medicine Finance Authority Series B-2, Rev., 3.50%, 9/1/2035	160	176

		1,324

Utility — 0.3%

Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (c)	500	555

Southeast Alabama Gas Supply District (The), Project No. 2 Series 2018A, Rev., 4.00%, 6/1/2024 (c)	835	930

		1,485

Water & Sewer — 0.5%

Montgomery Water Works and Sanitary Sewer Board

Series 2019A, Rev., 4.00%, 9/1/2036	515	625

Series 2019A, Rev., 4.00%, 9/1/2037	800	968

Series 2019A, Rev., 4.00%, 9/1/2038	830	1,001

		2,594

Total Alabama		5,440

Alaska — 0.5%

Education — 0.0% (b)

University of Alaska Series S, Rev., 4.00%, 10/1/2021	70	73

Housing — 0.2%

Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	690	732

Industrial Development Revenue/Pollution Control Revenue — 0.3%

Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2044	1,500	1,715

Total Alaska		2,520

Arizona — 1.0%

Education — 0.2%

Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project

Series 2018A, Rev., 5.00%, 7/1/2032	350	434

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Education — continued

Series 2018A, Rev., 5.00%, 7/1/2033	150	185

Series 2018A, Rev., 5.00%, 7/1/2037	200	245

University of Arizona Rev., 5.00%, 6/1/2033	40	50

		914

General Obligation — 0.0% (b)

City of Flagstaff Series 2014B, GO, 5.00%, 7/1/2020	25	25

County of Pima GO, 5.00%, 7/1/2020	20	20

Maricopa County Special Health Care District Series 2018C, GO, 5.00%, 7/1/2033	10	13

Maricopa County Unified School District No. 11, Peoria School Improvement GO, 4.00%, 7/1/2034	10	12

		70

Industrial Development Revenue/Pollution Control Revenue — 0.8%

Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 4.50%, 1/1/2049	4,000	4,404

Other Revenue — 0.0% (b)

City of Buckeye Rev., 4.00%, 7/1/2020	25	25

City of Chandler Rev., 5.00%, 7/1/2028	25	31

City of Phoenix Civic Improvement Corp., Capital Appreciation Series 2005B, Rev., BHAC-CR, FGIC, 5.50%, 7/1/2036	125	197

County of Pinal Rev., 4.00%, 8/1/2036	50	60

		313

Transportation — 0.0% (b)

Pima County Regional Transportation Authority Rev., 5.00%, 6/1/2020	30	30

Water & Sewer — 0.0% (b)

City of Phoenix Civic Improvement Corp., Junior Lien Water System Rev., 5.00%, 7/1/2020	20	20

Total Arizona		5,751

Arkansas — 0.2%

Education — 0.1%

Board of Trustees of the University of Arkansas, Various Facility, Fayetteville Campus Series A, Rev., 5.00%, 11/1/2037	185	227

University of Arkansas, Monticello Campus Series 2017A, Rev., 5.00%, 12/1/2027	100	128

University of Arkansas, Student Fee, UALR Campus Rev., 5.00%, 10/1/2029	100	123

		478

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	61

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — 0.0% (b)

State of Arkansas, Four-Lane Highway Construction and Improvement Series 2013, GO, 5.00%, 6/15/2021	60	63

Hospital — 0.1%

County of Pulaski, Arkansas Children’s Hospital Rev., 5.00%, 3/1/2029	350	430

Total Arkansas		971

California — 4.9%

Certificate of Participation/Lease — 0.3%

City of Palm Springs Series B, COP, Zero Coupon, 4/15/2021 (d)	100	99

Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project COP, AGM, 5.00%, 6/1/2033	1,500	1,699

		1,798

Education — 0.3%

California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2039	500	571

California School Finance Authority, Green Dot Public School Projects

Series 2018A, Rev., 5.00%, 8/1/2020 (e)	50	51

Series 2018A, Rev., 5.00%, 8/1/2021 (e)	50	53

Series 2018A, Rev., 5.00%, 8/1/2022 (e)	80	87

Series 2018A, Rev., 5.00%, 8/1/2023 (e)	175	197

Series 2018A, Rev., 5.00%, 8/1/2024 (e)	160	185

Series 2018A, Rev., 5.00%, 8/1/2025 (e)	150	179

Series 2018A, Rev., 5.00%, 8/1/2026 (e)	150	183

Series 2018A, Rev., 5.00%, 8/1/2027 (e)	150	186

Series 2018A, Rev., 5.00%, 8/1/2028 (e)	190	241

		1,933

General Obligation — 1.9%

Alta Loma School District, Election of 2016 Series 2017A, GO, 5.00%, 8/1/2032	60	76

County of Santa Clara, Campbell Union High School District

GO, 3.00%, 8/1/2030	620	677

GO, 3.00%, 8/1/2031	30	33

El Monte City School District GO, BAN, Zero Coupon, 4/1/2023	900	869

Los Angeles Community College District, Election of 2008 Series F, GO, 5.00%, 8/1/2024	60	69

Mount San Antonio Community College District, Election of 2008 Series A, GO, Zero Coupon, 8/1/2043	7,150	7,754

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo GO, Zero Coupon, 8/1/2037	2,450	1,108

South Monterey County Joint Union High School District, Election of 2018 Series A-1, GO, AGM, 5.00%, 8/1/2035	15	19

		10,605

Hospital — 0.9%

California Health Facilities Financing Authority, Sutter Health Series 2016A, Rev., 5.00%, 11/15/2041	250	303

California Municipal Finance Authority, Eisenhower Medical Center Series 2017A, Rev., 5.00%, 7/1/2042	1,000	1,196

California Public Finance Authority, Henry Mayo Newhall Hospital

Rev., 5.00%, 10/15/2037	500	588

Rev., 5.00%, 10/15/2047	1,000	1,158

California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 4.00%, 8/1/2045	1,500	1,632

		4,877

Other Revenue — 0.0% (b)

California State Public Works Board, Riverside Campus Series 2017H, Rev., 5.00%, 4/1/2027	10	13

Transportation — 0.3%

Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area Series S-7, Rev., 4.00%, 4/1/2032	35	42

City of Los Angeles, Department of Airports Series A, Rev., AMT, 5.00%, 5/15/2038	1,250	1,399

		1,441

Utility — 0.4%

Long Beach Bond Finance Authority, Natural Gas Series A, Rev., 5.25%, 11/15/2021	2,000	2,139

Water & Sewer — 0.8%

City of Fairfield Rev., 4.00%, 4/1/2020	5	5

East Bay Municipal Utility District, Wastewater System Series 2015A-1, Rev., 5.00%, 6/1/2036	2,450	2,945

East Bay Municipal Utility District, Water System Series B, Rev., 5.00%, 6/1/2033	515	622

Orange County Water District Series A, Rev., 5.00%, 8/15/2034	650	830

		4,402

Total California		27,208

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — 2.8%

Certificate of Participation/Lease — 0.8%

Adams County, Colorado Refunding and Improvement COP, 4.00%, 12/1/2040	2,815	3,162

Colorado Department of Transportation Headquarters Facilities COP, 5.00%, 6/15/2041	1,000	1,208

State of Colorado Series 2018A, COP, 5.00%, 9/1/2031	20	25

		4,395

General Obligation — 0.3%

Larimer County School District No. R-1 Poudre GO, 5.00%, 12/15/2037	1,000	1,302

Vauxmont Metropolitan District, Subordinate Limited Tax, Convertible to Unlimited Tax

GO, AGM, 5.00%, 12/15/2024	265	307

GO, AGM, 5.00%, 12/15/2025	250	295

		1,904

Hospital — 1.3%

Colorado Health Facilities Authority, Commonspirit Health Series A-2, Rev., 4.00%, 8/1/2049	2,500	2,865

Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	1,095	1,203

Denver Health and Hospital Authority Series A, Rev., 5.25%, 12/1/2045	1,000	1,115

Denver Health and Hospital Authority, Healthcare Series 2019A, Rev., 4.00%, 12/1/2040	1,635	1,894

		7,077

Other Revenue — 0.0% (b)

City of Grand Junction Rev., 5.00%, 3/1/2020	25	25

Prerefunded — 0.4%

State of Colorado, Building Excellent Schools Today Series G, COP, 5.00%, 3/15/2032 (d)	2,000	2,087

Total Colorado		15,488

Connecticut — 1.0%

Education — 0.4%

Connecticut State Health and Educational Facilities Authority

Series K-1, Rev., 5.00%, 7/1/2034	725	885

Series K-1, Rev., 5.00%, 7/1/2036	450	548

Series K-1, Rev., 5.00%, 7/1/2039	490	592

Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program Series A, Rev., AMT, 5.00%, 11/15/2020	300	308

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Education — continued

University of Connecticut Series A, Rev., 5.00%, 2/15/2028	15	18

		2,351

General Obligation — 0.2%

State of Connecticut

Series 2016D, GO, 5.00%, 8/15/2026	25	31

Series 2012G, GO, 4.00%, 10/15/2027	45	48

Series A, GO, 5.00%, 4/15/2029	150	189

Town of New Canaan

GO, 4.00%, 10/1/2036	240	292

GO, 4.00%, 10/1/2037	395	479

GO, 4.00%, 10/1/2039	100	120

Town of Stonington Series 2012A, GO, 4.00%, 9/1/2020	15	15

Town of Wallingford GO, 4.00%, 3/15/2021	20	21

		1,195

Hospital — 0.2%

Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc. Series B, Rev., 5.00%, 12/1/2025	1,000	1,200

Housing — 0.2%

Connecticut Housing Finance Authority, Housing Mortgage Finance Program

Series B-2, Rev., 4.00%, 11/15/2032	280	288

Series A-1, Rev., 4.00%, 11/15/2045	95	101

Subseries A-1, Rev., 4.00%, 11/15/2047	330	356

		745

Prerefunded — 0.0% (b)

City of New Britain GO, AGM, 3.00%, 3/15/2021 (d)	25	25

Special Tax — 0.0% (b)

State of Connecticut, Special Tax Transportation Infrastructure Purposes

Series 2016A, Rev., 5.00%, 9/1/2027	25	31

Series 2018B, Rev., 5.00%, 10/1/2033	55	70

		101

Total Connecticut		5,617

Delaware — 0.9%

Education — 0.4%

Delaware Economic Development Authority, Newark Charter School, Inc. Project

Series A, Rev., 5.00%, 9/1/2036	500	597

Series A, Rev., 5.00%, 9/1/2046	500	586

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	63

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Education — continued

University of Delaware Series 2019A, Rev., 5.00%, 11/1/2045	500	804

		1,987

General Obligation — 0.0% (b)

County of New Castle GO, 5.00%, 4/1/2027	25	32

Hospital — 0.3%

Delaware State Health Facilities Authority, Bayhealth Medical Center Project

Series 2017A, Rev., 4.00%, 7/1/2033	25	29

Series 2017A, Rev., 4.00%, 7/1/2043	1,275	1,446

		1,475

Housing — 0.0% (b)

Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	300	307

Industrial Development Revenue/Pollution Control Revenue — 0.2%

Delaware Economic Development Authority, Acts Retirement-Life Communities, Inc. Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	1,000	1,177

Total Delaware		4,978

District of Columbia — 2.5%

Other Revenue — 1.1%

District of Columbia, Income Tax Series 2019C, Rev., 5.00%, 10/1/2032	3,000	4,035

District of Columbia, Kipp DC Project

Series 2017B, Rev., 5.00%, 7/1/2027	30	37

Series 2017B, Rev., 5.00%, 7/1/2037	25	31

Rev., 4.00%, 7/1/2039	600	688

Rev., 4.00%, 7/1/2044	1,240	1,404

District of Columbia, National Public Radio, Inc. Series 2016, Rev., 5.00%, 4/1/2024	25	29

		6,224

Prerefunded — 0.2%

District of Columbia

Series A, Rev., 6.00%, 7/1/2043 (d)	500	585

Series A, Rev., 6.00%, 7/1/2048 (d)	500	585

		1,170

Transportation — 1.2%

Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2042	5,010	6,258

Total District of Columbia		13,652

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — 3.3%

Certificate of Participation/Lease — 0.0% (b)

Monroe County School District

Series A, COP, 5.00%, 6/1/2032	100	125

Series A, COP, 5.00%, 6/1/2034	40	50

		175

Education — 0.4%

Florida Atlantic University Finance Corp., Student Housing Project

Series 2019A, Rev., 5.00%, 7/1/2031	15	19

Series 2019B, Rev., 5.00%, 7/1/2034	120	155

Volusia County Educational Facility Authority, Embry-Riddle Aeronautical

Series 2020A, Rev., 4.00%, 10/15/2037	725	848

Series 2020A, Rev., 4.00%, 10/15/2038	750	874

Series 2020A, Rev., 4.00%, 10/15/2039	350	407

		2,303

General Obligation — 1.2%

County of Miami-Dade Series A, GO, 5.00%, 7/1/2036	2,745	3,596

Hillsborough County, Parks and Recreation Program GO, NATL-RE, 5.25%, 7/1/2025	2,415	2,843

School Board of Miami-Dade County (The) GO, 5.00%, 3/15/2020	40	40

		6,479

Hospital — 1.1%

City of South Miami Health Facilities Authority, Inc., Baptist Health Rev., 4.00%, 8/15/2042	20	23

Orange County Health Facilities Authority

Series B, Rev., 4.00%, 10/1/2045	215	238

Palm Beach County Health Facilities Authority, Baptist Health Rev., 4.00%, 8/15/2049	5,000	5,787

South Broward Hospital District, Memorial Healthcare System Series 2016, Rev., 5.00%, 5/1/2023	10	11

		6,059

Housing — 0.0% (b)

Florida Housing Finance Corp., Homeowner Mortgage, Special Program Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 1/1/2029	30	31

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)

Florida Department of Environmental Protection Series 2011A, Rev., 5.00%, 7/1/2020	20	20

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Other Revenue — 0.1%

City of Jacksonville Series B, Rev., 5.00%, 10/1/2024	20	24

County of Miami-Dade Series 2016, Rev., 4.00%, 10/1/2040	105	118

Orange County Convention Center Series 2016A, Rev., 4.00%, 10/1/2036	40	46

		188

Prerefunded — 0.0% (b)

Palm Beach County Health Facilities Authority, Bethesda Healthcare System, Inc. Project

Series A, Rev., AGM, 4.75%, 7/1/2025 (d)	5	5

Series A, Rev., AGM, 5.25%, 7/1/2040 (d)	5	5

		10

Transportation — 0.0% (b)

Florida’s Turnpike Enterprise, Department of Transportation

Series A, Rev., 5.00%, 7/1/2020	35	36

Series 2018A, Rev., 5.00%, 7/1/2033	55	72

		108

Utility — 0.5%

City of Leesburg, Electric System Rev., 5.00%, 10/1/2031	15	18

City of Port St. Lucie, Utility Systems Series 2018, Rev., 5.00%, 9/1/2028	25	32

City of Tallahassee, Utility System Series 2017, Rev., 5.00%, 10/1/2023	10	11

County of Sarasota, Utility System

Series 2019A, Rev., 5.00%, 10/1/2038	25	33

Series 2016A, Rev., 4.00%, 10/1/2043	65	73

Florida Governmental Utility Authority

Rev., AGM, 4.00%, 10/1/2034	600	728

Rev., AGM, 4.00%, 10/1/2035	1,000	1,210

Florida Governmental Utility Authority, Aloha Utility System Rev., AGM, 4.00%, 10/1/2036	370	447

		2,552

Water & Sewer — 0.0% (b)

City of Lauderhill, Water & Sewer System Rev., 4.00%, 10/1/2027	15	18

County of St. Johns, Water and Sewer

Rev., 4.00%, 6/1/2020	20	20

Rev., 5.00%, 6/1/2020	35	36

East Central Regional Wastewater Treatment Facilities Operation Board Rev., 5.00%, 10/1/2028	30	39

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Water & Sewer — continued

JEA Water and Sewer System Series 2017A, Rev., 5.00%, 10/1/2020 (d)	20	20

		133

Total Florida		18,058

Georgia — 4.3%

Education — 0.4%

Georgia Higher Education Facilities Authority USG Real Estate Foundation II LLC Projects Rev., 4.00%, 6/15/2038	2,000	2,356

Hospital — 1.0%

Dalton Development Authority, Hamilton Health Care System Rev., NATL-RE, 5.50%, 8/15/2026	2,915	3,340

Dalton Whitfield County Joint Development Authority, Hamilton Health Care System Series 2017, Rev., 4.00%, 8/15/2041	1,000	1,142

Glynn-Brunswick Memorial Hospital Authority, Health System Project Rev., 4.00%, 8/1/2038	1,000	1,180

		5,662

Housing — 0.1%

Georgia Housing and Finance Authority, Single Family Mortgage

Series A, Rev., AMT, 5.00%, 6/1/2029	15	15

Subseries A-1, Rev., AMT, 4.00%, 6/1/2044	140	147

Lawrenceville Building Authority Rev., 5.00%, 4/1/2020	25	25

		187

Other Revenue — 0.0% (b)

Metropolitan Atlanta Rapid Transit Authority, Sales tax Series 2005A, Rev., NATL-RE, 5.00%, 7/1/2020	25	25

Prerefunded — 0.0% (b)

Brunswick-Glynn County, Joint Water & Sewer Commission Series C, Rev., AGM, 4.50%, 6/1/2035 (d)	5	5

Dahlonega Downtown Development Authority, North Georgia MBA, LLC Project Rev., AGC, 4.75%, 7/1/2040 (d)	5	5

Medical Center Hospital Authority, Columbus Regional Healthcare System, Inc. Project Rev., GRAN, AGM, 5.00%, 8/1/2045 (d)	5	5

		15

Transportation — 0.0% (b)

Metropolitan Atlanta Rapid Transit Authority Series A, Rev., NATL-RE, 5.25%, 7/1/2028	110	147

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	65

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Utility — 2.8%

Main Street Natural Gas, Inc., Gas Supply

Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 9/1/2023 (c)	5,000	5,504

Series 2019B, Rev., 4.00%, 12/2/2024 (c)	8,600	9,824

		15,328

Total Georgia		23,720

Hawaii — 0.4%

General Obligation — 0.4%

City and County of Honolulu Series A, GO, 5.00%, 10/1/2037	1,970	2,381

Idaho — 0.0% (b)

Education — 0.0% (b)

University of Idaho Series 2018A, Rev., 5.00%, 4/1/2035	25	32

Illinois — 4.2%

General Obligation — 1.4%

City of Oak Forest Series 2016B, GO, 3.00%, 12/15/2020	365	371

City of Rockford, Waterworks System Series 2018B, GO, 4.00%, 12/15/2022	105	113

Cook County Forest Preserve District, Limited Tax Project Series B, GO, 5.00%, 12/15/2037	295	316

State of Illinois

Series 2018A, GO, 5.00%, 10/1/2021	50	53

Series 2012A, GO, 4.00%, 1/1/2024	15	16

GO, 5.00%, 5/1/2024	205	236

Series D, GO, 5.00%, 11/1/2024	325	379

Series 2012, GO, 4.00%, 8/1/2025	25	26

Series 2012, GO, 4.00%, 3/1/2026	10	10

Series 2012A, GO, 5.00%, 1/1/2027	25	27

GO, 5.00%, 5/1/2027	175	200

GO, 5.00%, 6/1/2027	25	30

Series 2009A, GO, 4.00%, 9/1/2027	115	115

Series 2016, GO, 5.00%, 11/1/2028	20	24

Series 2012A, GO, 4.00%, 1/1/2029	45	47

GO, 5.50%, 1/1/2030	20	27

GO, 4.13%, 11/1/2031	20	23

Series 2016, GO, 4.00%, 6/1/2033	15	17

Series 2016, GO, 4.00%, 6/1/2036	25	28

GO, 4.00%, 6/1/2037	45	50

GO, 5.50%, 7/1/2038	3,000	3,367

Village of Arlington Heights GO, 4.00%, 12/1/2034	130	146

Village of Bolingbrook Series A, GO, AGM, 5.00%, 1/1/2033	1,000	1,245

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

Village of Hoffman Estates GO, 5.00%, 12/1/2033	80	103

Village of Midlothian

GO, AGM, 4.00%, 1/1/2022 (f)	10	10

GO, AGM, 4.00%, 1/1/2023 (f)	10	11

GO, AGM, 4.00%, 1/1/2024 (f)	75	82

GO, AGM, 4.00%, 1/1/2025 (f)	40	45

GO, AGM, 4.00%, 1/1/2026 (f)	65	74

GO, AGM, 4.00%, 1/1/2027 (f)	85	99

GO, AGM, 4.00%, 1/1/2028 (f)	65	77

GO, AGM, 4.00%, 1/1/2029 (f)	95	113

Will County School District No. 86 Joliet Series A, GO, 4.00%, 3/1/2024	220	243

Winnebago and Boone Counties School District No. 205 Rockford Series B, GO, 3.75%, 2/1/2033	35	37

		7,760

Hospital — 0.3%

Illinois Finance Authority, Healthcare Enterprises, Inc.

Series C, Rev., 5.00%, 3/1/2033	305	368

Series 2017C, Rev., 5.00%, 3/1/2034	205	247

Illinois Finance Authority, Presence Health Network Series 2016C, Rev., 4.00%, 2/15/2041	930	1,065

		1,680

Housing — 0.0% (b)

Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2016A, Rev., 5.00%, 11/1/2031	10	12

Other Revenue — 1.5%

Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/2021	200	210

Sales Tax Securitization Corp.

Series C, Rev., 5.00%, 1/1/2026	3,500	4,255

Series C, Rev., 5.25%, 1/1/2043	1,500	1,907

Sales Tax Securitization Corp., Second Lien Series 2020A, Rev., 4.00%, 1/1/2040	1,395	1,646

State of Illinois Series 2016C, Rev., 5.00%, 6/15/2022	25	27

State of Illinois, Sales Tax Series D, Rev., 5.00%, 6/15/2027	15	18

		8,063

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Prerefunded — 0.2%

Chicago O’Hare International Airport, Third Lien Series 2011A, Rev., 5.75%, 1/1/2039 (d)	1,260	1,312

Illinois Finance Authority, Presence Health Network Series 2016C, Rev., 4.00%, 2/15/2041 (d)	20	24

Illinois Finance Authority, University of Chicago Medical Center Series C, Rev., 4.50%, 8/15/2026 (d)	5	5

		1,341

Transportation — 0.8%

Chicago O’Hare International Airport, Third Lien Series 2011A, Rev., 5.75%, 1/1/2039	240	249

Illinois State Toll Highway Authority

Series 2019C, Rev., 5.00%, 1/1/2031	3,000	4,015

Series 2019A, Rev., 4.00%, 1/1/2044	25	29

		4,293

Water & Sewer — 0.0% (b)

Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2040	105	136

Total Illinois		23,285

Indiana — 1.6%

Education — 0.4%

Greenfield Middle School Building Corp.

Rev., 4.00%, 1/15/2026	100	116

Rev., 4.00%, 7/15/2031	240	279

Rev., 4.00%, 7/15/2032	350	405

Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage Refunding Rev., 5.00%, 1/15/2023	10	11

Indiana Finance Authority, Butler University Project Rev., 4.00%, 2/1/2040	25	29

Indiana Finance Authority, Marian University Project Series A, Rev., 5.00%, 9/15/2034	1,100	1,376

University of Southern Indiana, Student Fee Series M, Rev., 5.00%, 10/1/2029	25	33

		2,249

General Obligation — 0.0% (b)

Gary Community School Corp. GO, 4.00%, 7/15/2023	230	249

Hospital — 0.2%

Indiana Finance Authority, Goshen Health

Series A, Rev., 5.00%, 11/1/2032	15	19

Series A, Rev., 4.00%, 11/1/2043	1,125	1,263

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hospital — continued

Indiana Finance Authority, Parkview Health Series A, Rev., 4.00%, 11/1/2048	50	57

Indiana Health and Educational Facilities Financing Authority, Ascension Senior Credit Group Series 2006 B-1, Rev., 4.00%, 11/15/2046	15	17

		1,356

Industrial Development Revenue/Pollution Control Revenue — 0.1%

Clarksville Redevelopment Authority, Economic Development Lease Rental Rev., 4.00%, 2/1/2029	310	372

Other Revenue — 0.1%

City of Lafayette, Local Income Tax Rev., 4.00%, 6/30/2028	180	217

Clarksville Redevelopment Authority, District Tax Increment Rev., 5.00%, 1/15/2031	30	39

Indiana Finance Authority Series 2012M, Rev., 4.00%, 7/1/2020	100	101

		357

Prerefunded — 0.8%

Carmel Redevelopment Authority Rev., 5.00%, 7/1/2025 (d)	5	5

Indiana Finance Authority, State Revolving Fund Program Series 2011A, Rev., 5.00%, 2/1/2030 (d)	4,000	4,319

		4,324

Utility — 0.0% (b)

Indiana Municipal Power Agency, Power Supply System Series 2016A, Rev., 5.00%, 1/1/2042	30	36

Total Indiana		8,943

Iowa — 0.1%

General Obligation — 0.0% (b)

City of Bettendorf Series 2013A, GO, 4.00%, 6/1/2020	30	30

City of Council Bluffs Series 2018A, GO, 5.00%, 6/1/2020	25	25

Waukee Community School District, Capital Loan Notes Series 2016A, GO, 5.00%, 6/1/2020	25	26

		81

Housing — 0.1%

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program

Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 7/1/2028	25	25

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	67

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Housing — continued

Series 2016D, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 7/1/2046	465	493

		518

Other Revenue — 0.0% (b)

Iowa Finance Authority, Revolving Fund — Green Bonds Rev., 5.00%, 8/1/2034	15	19

Total Iowa		618

Kansas — 0.0% (b)

General Obligation — 0.0% (b)

Leavenworth County Unified School District No. 464 Series B, GO, 4.00%, 9/1/2022	50	54

Kentucky — 0.4%

Certificate of Participation/Lease — 0.0% (b)

Commonwealth of Kentucky COP, 4.00%, 6/15/2032	30	33

Education — 0.0% (b)

Pike County School District Finance Corp., School Building Rev., 4.00%, 2/1/2028	20	23

Hospital — 0.4%

City of Ashland, Kings Daughters Medical Center Series 2016A, Rev., 4.00%, 2/1/2036	1,750	1,895

Housing — 0.0% (b)

Kentucky Housing Corp. Series A, Rev., 5.00%, 1/1/2028	20	21

Transportation — 0.0% (b)

Kentucky Turnpike Authority, Revitalization Projects Series B, Rev., 5.00%, 7/1/2023	30	34

Total Kentucky		2,006

Louisiana — 1.0%

General Obligation — 0.5%

State of Louisiana

Series 2019A, GO, 5.00%, 3/1/2020	20	20

Series 2014C, GO, 5.00%, 8/1/2020	25	25

Series 2019A, GO, 5.00%, 3/1/2035	2,000	2,610

		2,655

Hospital — 0.3%

Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Series 2015A1, Rev., 5.00%, 6/1/2039	25	31

Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2047	1,055	1,239

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hospital — continued

St. Tammany Parish Hospital Service District No. 1, St. Tammany Parish Hospital Project Series A, Rev., 4.00%, 7/1/2043	50	56

		1,326

Other Revenue — 0.2%

City of Ruston Rev., AGM, 5.00%, 6/1/2024	10	12

Louisiana Local Government Environmental Facilities and Community Development Authority, Jefferson Parish Projects Rev., 5.00%, 4/1/2029	100	124

Tobacco Settlement Financing Corp., Asset-Backed Series 2013A, Rev., 5.25%, 5/15/2035	1,000	1,111

		1,247

Prerefunded — 0.0% (b)

East Ouachita Parish School District GO, 4.25%, 3/1/2032 (d)	5	5

Utility — 0.0% (b)

State of Louisiana, Gas and Fuels Tax Series 2012A-1, Rev., 5.00%, 5/1/2020	45	45

Total Louisiana		5,278

Maine — 0.1%

Housing — 0.1%

Maine State Housing Authority Series A, Rev., 4.00%, 11/15/2045	365	387

Other Revenue — 0.0% (b)

Maine Municipal Bond Bank Series E, Rev., 4.00%, 11/1/2021	100	105

Total Maine		492

Maryland — 1.5%

Certificate of Participation/Lease — 1.4%

Baltimore County, Equipment Acquisition Program Series 2019, COP, 5.00%, 3/1/2029	5,735	7,625

General Obligation — 0.0% (b)

County of Charles GO, 4.00%, 3/1/2020	20	20

Hospital — 0.0% (b)

Maryland Health and Higher Educational Facilities Authority, Broadmead Issue Series A, Rev., 5.00%, 7/1/2023	115	129

Housing — 0.0% (b)

Montgomery County Housing Opportunities Commission, Single Family Mortgage Series A, Rev., 4.00%, 1/1/2031	225	238

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Prerefunded — 0.0% (b)

State of Maryland, State and Local Facilities Loan GO, 3.00%, 3/15/2023 (d)	40	40

Transportation — 0.0% (b)

Maryland State Transportation Authority Series 2017, Rev., 5.00%, 7/1/2028	10	13

Water & Sewer — 0.1%

City of Baltimore, Stormwater Projects Series 2019A, Rev., 4.00%, 7/1/2044	50	59

City of Baltimore, Water Projects Series B, Rev., 4.00%, 7/1/2033	270	330

Maryland Water Quality Financing Administration Revolving Loan Fund Series 2014, Rev., 5.00%, 3/1/2020	50	50

		439

Total Maryland		8,504

Massachusetts — 2.3%

Education — 0.8%

Massachusetts Development Finance Agency, Emerson College

Rev., 5.00%, 1/1/2036	825	1,023

Rev., 5.00%, 1/1/2037	315	389

University of Massachusetts Building Authority, Senior Lien

Series 1, Rev., 5.00%, 11/1/2020	10	10

Series 2020-1, Rev., 5.00%, 11/1/2034	2,000	2,690

		4,112

General Obligation — 0.8%

City of Boston Series A, GO, 5.00%, 4/1/2020	20	20

City of Lowell, Municipal Purpose Loan Series 2018, GO, 5.00%, 3/1/2028	90	119

Commonwealth of Massachusetts Series E, GO, 5.00%, 9/1/2020	25	25

Commonwealth of Massachusetts, Consolidated Loan of 2016 Series J, GO, 4.00%, 12/1/2039	3,690	4,291

Town of Bellingham GO, 4.00%, 6/15/2032	10	12

Town of Dartmouth GO, 4.00%, 4/15/2020	25	25

Town of Plymouth, Municipal Purpose Loan GO, 5.00%, 5/1/2020	20	20

		4,512

Housing — 0.2%

Massachusetts Housing Finance Agency, Single Family Housing

Series 177, Rev., AMT, 4.00%, 6/1/2039	410	433

Series 167, Rev., 4.00%, 12/1/2043	260	271

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Housing — continued

Series 169, Rev., 4.00%, 12/1/2044	485	505

		1,209

Transportation — 0.5%

Commonwealth of Massachusetts Transportation Fund, Rail Enhancement and Accelerated Bridge Programs Series B, Rev., 4.00%, 6/1/2046	2,480	2,820

Total Massachusetts		12,653

Michigan — 1.3%

General Obligation — 0.2%

Grand Rapids Public Schools Series 2019, GO, AGM, 5.00%, 11/1/2043	1,000	1,269

Walled Lake Consolidated School District GO, Q-SBLF, 5.00%, 5/1/2033	10	13

Whitehall District Schools GO, AGM, 5.00%, 5/1/2033	25	31

		1,313

Hospital — 0.4%

Michigan Finance Authority, Bronson Healthcare Group, Inc. Series A, Rev., 5.00%, 5/15/2054	2,000	2,358

Housing — 0.0% (b)

Michigan State Housing Development Authority, Single Family Mortgage Series 2015A, Rev., AMT, 4.00%, 6/1/2046	120	127

Other Revenue — 0.2%

Michigan State Building Authority, Facilities Program Series 2015I, Rev., 4.00%, 4/15/2040	120	133

Michigan Strategic Fund, Holland Home Obligated Group Rev., 5.00%, 11/15/2043	750	870

		1,003

Prerefunded — 0.0% (b)

Kalamazoo Hospital Finance Authority, Bronson Methodist Hospital Series A, Rev., 5.00%, 5/15/2036 (d)	5	5

Zeeland Public Schools GO, AGM, 4.50%, 5/1/2030 (d)	5	5

		10

Transportation — 0.3%

State of Michigan, Trunk Line Fund Rev., 5.00%, 11/15/2036	1,500	1,600

Water & Sewer — 0.2%

City of Grand Rapids, Sanitary Sewer System Improvement Rev., 5.00%, 1/1/2045	600	777

Total Michigan		7,188

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	69

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Minnesota — 2.7%

Certificate of Participation/Lease — 0.1%

Duluth Independent School District No. 709

Series 2019B, COP, 5.00%, 2/1/2021	150	155

Series 2019B, COP, 5.00%, 2/1/2022	160	172

		327

Education — 0.3%

Minnesota Higher Education Facilities Authority, Carleton College

Rev., 4.00%, 3/1/2032	1,000	1,173

Rev., 4.00%, 3/1/2033	500	586

		1,759

General Obligation — 1.4%

Aurora Independent School District No. 2711, School Building, Capital Appreciation

Series 2017B, GO, Zero Coupon, 2/1/2026	150	133

Series 2017B, GO, Zero Coupon, 2/1/2027	400	343

Series 2017B, GO, Zero Coupon, 2/1/2028	225	185

Series 2017B, GO, Zero Coupon, 2/1/2030	880	663

City of Excelsior Series 2019A, GO, 5.00%, 2/1/2027	100	127

City of Hopkins Series 2017B, GO, 4.00%, 2/1/2026	25	29

East Grand Forks Independent School District No. 595 Series A, GO, 4.00%, 2/1/2027	15	18

Greenway Independent School District No. 316

Series 2019F, GO, Zero Coupon, 2/1/2029	1,320	1,120

Series 2019F, GO, Zero Coupon, 2/1/2030	700	576

Series 2019F, GO, Zero Coupon, 2/1/2031	545	433

Lakeville Independent School District No. 194 , Credit Enhancement Program Series 2018A, GO, 5.00%, 2/1/2028	25	32

State of Minnesota Series A, GO, 5.00%, 8/1/2020	20	20

Virginia Independent School District No. 706 Series A, GO, 5.00%, 2/1/2030	3,000	3,872

		7,551

Hospital — 0.6%

City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 4.00%, 11/15/2048	3,000	3,437

Housing — 0.3%

Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2035	45	46

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Housing — continued

Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs

Series A, Rev., GNMA COLL, 4.50%, 12/1/2026	15	15

Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	13	13

Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	60	61

Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program

Series B, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 1/1/2031	15	15

Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 7/1/2034	30	31

Series E, Rev., GNMA/FNMA/FHLMC, 4.00%, 1/1/2035	50	51

Minnesota Housing Finance Agency, Residential Housing Finance

Series 2014A, Rev., AMT, 4.00%, 7/1/2038	220	233

Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	65	66

Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 1/1/2045	605	645

Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	350	377

		1,553

Other Revenue — 0.0% (b)

Minnesota Public Facilities Authority Series 2010A, Rev., 5.00%, 3/1/2020	25	25

Prerefunded — 0.0% (b)

Perham Hospital District Rev., 6.35%, 3/1/2035 (d)	5	5

Total Minnesota		14,657

Mississippi — 0.7%

Education — 0.5%

Mississippi Development Bank, Lafayette County School District General Obligation Bond Project Rev., 4.00%, 4/1/2033	20	24

Mississippi Development Bank, Northwest Mississippi Community College Improvement Project Rev., 4.00%, 3/1/2050 (f)	2,335	2,733

		2,757

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Water & Sewer — 0.2%

Mississippi Development Bank, Water and Sewer System Project, Special Obligation Rev., AGM, 6.88%, 12/1/2040	1,000	1,202

Total Mississippi		3,959

Missouri — 1.1%

Certificate of Participation/Lease — 0.0% (b)

City of Sedalia COP, 4.00%, 7/15/2035	205	234

Education — 0.9%

Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects

Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,152

Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,140

Health and Educational Facilities Authority of the State of Missouri, SSM Health Series A, Rev., 4.00%, 6/1/2048	2,160	2,448

		4,740

General Obligation — 0.0% (b)

St. Louis County Reorganized School District No. R-6 Series 2017, GO, 5.00%, 2/1/2023	10	11

Housing — 0.2%

Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program

Series 2106B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	385	406

Series 2015B-2, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/1/2045	480	515

Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program

Series E-3, Rev., GNMA/FNMA/FHLMC, 4.63%, 5/1/2028	5	5

Series E-4, Rev., AMT, GNMA/FNMA/FHLMC, 4.25%, 11/1/2030	30	31

		957

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)

Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2010B, Rev., 5.00%, 7/1/2025	35	36

Prerefunded — 0.0% (b)

Health and Educational Facilities Authority of the State of Missouri, SSM Healthcare Series B, Rev., 4.50%, 6/1/2025 (d)	5	5

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Water & Sewer — 0.0% (b)

Metropolitan St. Louis Sewer District Series 2017A, Rev., 5.00%, 5/1/2034	10	13

Total Missouri		5,996

Montana — 0.3%

Hospital — 0.3%

Montana Facility Finance Authority, SCL Health System Series A, Rev., 4.00%, 1/1/2038	1,200	1,442

Housing — 0.0% (b)

Montana Board of Housing, Single Family Homeownership

Series B2, Rev., AMT, 5.00%, 12/1/2027	155	162

Series A-2, Rev., AMT, 4.00%, 12/1/2038	105	110

		272

Prerefunded — 0.0% (b)

Montana Facility Finance Authority, Community Medical Center, Inc. Project Series 2010D, Rev., 5.50%, 6/1/2035 (d)	5	5

Total Montana		1,719

Nebraska — 0.7%

Hospital — 0.0% (b)

Douglas County Hospital Authority No. 2, Health Facilities Series 2016, Rev., 5.00%, 5/15/2030	10	12

Utility — 0.7%

Central Plains Energy Project No. 3

Series 2017A, Rev., 5.00%, 9/1/2034	1,000	1,372

Series 2017A, Rev., 5.00%, 9/1/2042	1,500	2,221

Public Power Generation Agency, Whelan Energy Center Unit 2

Series 2015A, Rev., 5.00%, 1/1/2026	100	119

Series A, Rev., 5.00%, 1/1/2034	185	225

Series 2016A, Rev., 5.00%, 1/1/2035	25	30

		3,967

Total Nebraska		3,979

Nevada — 0.6%

General Obligation — 0.0% (b)

State of Nevada, Natural Resources Series 2016D, GO, 5.00%, 5/1/2020	30	30

Transportation — 0.1%

City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	428

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	71

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Utility — 0.5%

Las Vegas Convention and Visitors Authority, Convention Center Expansion Series B, Rev., 4.00%, 7/1/2049	2,500	2,866

Water & Sewer — 0.0% (b)

Truckee Meadows Water Authority Series 2016, Rev., 5.00%, 7/1/2031	15	19

Total Nevada		3,343

New Hampshire — 0.0% (b)

Housing — 0.0% (b)

New Hampshire Housing Finance Authority, Single Family Mortgage

Series C, Rev., AMT, 4.00%, 1/1/2028	35	36

Series 2011A, Rev., AMT, 5.25%, 7/1/2028	5	5

		41

Total New Hampshire		41

New Jersey — 5.3%

Certificate of Participation/Lease — 0.0% (b)

County of Middlesex COP, 4.00%, 6/15/2022	110	118

Education — 0.9%

New Jersey Economic Development Authority, School Facilities Construction Series NN, Rev., 5.00%, 3/1/2024	150	166

New Jersey Educational Facilities Authority Series 2016B, Rev., 5.00%, 9/1/2036	105	125

New Jersey Educational Facilities Authority, Green Bonds Series 2020A, Rev., 5.00%, 7/1/2045 (f)	3,500	4,552

		4,843

General Obligation — 0.0% (b)

Livingston Township School District GO, 4.00%, 7/15/2020	80	81

Township of South Brunswick GO, 5.00%, 7/1/2020	30	30

		111

Housing — 0.2%

New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	880	989

Industrial Development Revenue/Pollution Control Revenue — 0.6%

New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	291

New Jersey Economic Development Authority, College Avenue Redevelopment Project Rev., 5.00%, 6/15/2020	60	61

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Industrial Development Revenue/Pollution Control Revenue — continued

New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	3,264

		3,616

Other Revenue — 0.8%

Gloucester County Improvement Authority (The), Landfill Project Series 2016A, Rev., GTD, 4.00%, 3/1/2020	25	25

Monmouth County Improvement Authority Rev., GTD, 5.00%, 12/1/2020	60	62

Morris County Improvement Authority, Morris County General Obligation Bond Project Rev., GTD, 4.00%, 5/1/2020	20	20

Tobacco Settlement Financing Corp.

Series A, Rev., 4.00%, 6/1/2037	1,000	1,150

Series A, Rev., 5.00%, 6/1/2046	1,000	1,217

Series A, Rev., 5.25%, 6/1/2046	1,500	1,860

		4,334

Transportation — 2.8%

New Jersey Transportation Trust Fund Authority Series BB, Rev., 4.00%, 6/15/2038	1,500	1,724

New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems Series A, Rev., Zero Coupon, 12/15/2036	10,355	6,680

New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement

Series A-1, Rev., 5.00%, 6/15/2027	2,670	3,231

Series A, Rev., 5.00%, 6/15/2031	3,000	3,589

		15,224

Total New Jersey		29,235

New Mexico — 0.2%

Housing — 0.2%

New Mexico Mortgage Finance Authority, Single Family Mortgage Program

Series A, Class I, Rev., GNMA/FNMA/FHLMC, 5.00%, 9/1/2030	10	10

Series 2012A, Class I, Rev., GNMA/FNMA/FHLMC, 4.25%, 3/1/2043	105	107

Series B-1, Rev., AMT, GNMA/FNMA/FHLMC, 3.75%, 3/1/2048	540	590

		707

Transportation — 0.0% (b)

New Mexico Finance Authority, State Transportation, Senior Lien Series 2010B, Rev., 5.00%, 6/15/2024	100	101

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Water & Sewer — 0.0% (b)

City of Roswell, Joint Water and Sewer System Series B, Rev., 4.00%, 6/1/2020	20	20

Total New Mexico		828

New York — 10.0%

Education — 0.9%

Monroe County Industrial Development Corp., University of Rochester Series 2017C, Rev., 4.00%, 7/1/2033	60	71

New York State Dormitory Authority

Series 2015B, Rev., 5.00%, 7/1/2026	15	18

Series 2018C, Rev., 5.00%, 3/15/2038	1,250	1,598

Series 2019A, Rev., 4.00%, 7/1/2045	2,000	2,408

New York State Dormitory Authority, Cornell University Series 2019D, Rev., 5.00%, 7/1/2036	640	964

Tompkins County Development Corp., Ithaca College Rev., 5.00%, 7/1/2032	80	101

		5,160

General Obligation — 0.3%

County of Rockland Series B, GO, AGM, 5.00%, 9/1/2027	10	13

Homer Central School District GO, 4.00%, 3/15/2020	30	30

Springville-Griffith Institute Central School District GO, 3.00%, 6/15/2021	25	26

Sweet Home Central School District Series A, GO, 4.00%, 7/15/2020	15	15

Town of Greenburgh, Public Improvement GO, 5.00%, 4/15/2020	25	25

Town of Orangetown, Rockland County, Sparkill-Palisades Fire District

GO, AGM, 4.00%, 11/15/2040	220	247

GO, AGM, 4.00%, 11/15/2041	205	230

GO, AGM, 4.00%, 11/15/2042	315	352

GO, AGM, 4.00%, 11/15/2043	325	363

Village of Tuxedo Park GO, 4.00%, 8/1/2031	45	54

		1,355

Housing — 0.1%

New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	340	360

Other Revenue — 1.8%

Erie County Fiscal Stability Authority, Sales Tax and State Aid Secured Series 2013A, Rev., 3.00%, 3/15/2020	20	20

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other Revenue — continued

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011 Series C, Rev., 5.00%, 11/1/2021	170	175

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series A, Subseries A-1, Rev., 5.00%, 8/1/2040	5,000	6,356

New York State Urban Development Corp., State Sales Tax Series 2019A, Rev., 5.00%, 3/15/2041	2,000	2,618

TSASC, Inc., Tobacco Settlement Series B, Rev., 5.00%, 6/1/2020	500	505

Westchester Tobacco Asset Securitization Series 2016B, Rev., 5.00%, 6/1/2025	130	153

		9,827

Prerefunded — 0.0% (b)

Canton Capital Resource Corp., Grasse River Series A, Rev., AGM, 4.13%, 5/1/2024 (d)	5	5

Metropolitan Transportation Authority Series H, Rev., 5.00%, 11/15/2030 (d)	70	78

		83

Special Tax — 0.8%

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2011A, Rev., 5.00%, 3/15/2020	50	50

New York State Thruway Authority, State Personal Income Tax Series A, Rev., 5.00%, 3/15/2020	25	25

New York State Urban Development Corp., State Personal Income Tax, General Purpose

Series 2013D, Rev., 5.00%, 3/15/2020	30	30

Series 2019A, Rev., 5.00%, 3/15/2042	3,500	4,423

		4,528

Transportation — 3.0%

Metropolitan Transportation Authority Series D, Rev., 5.00%, 11/15/2031	400	498

New York State Thruway Authority Series 2019B, Rev., 4.00%, 1/1/2037	3,000	3,640

New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project

Rev., AMT, 4.00%, 1/1/2036	1,500	1,704

Rev., AMT, 5.00%, 1/1/2036	1,125	1,387

Port Authority of New York and New Jersey Series 188, Rev., AMT, 5.00%, 5/1/2024	50	58

Port Authority of New York and New Jersey, Consolidated, 93rd Series Series 93, Rev., 6.13%, 6/1/2094	7,470	9,031

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	73

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Transportation — continued

Triborough Bridge and Tunnel Authority Series 2018B, Rev., 5.00%, 11/15/2031	75	107

		16,425

Utility — 0.9%

Utility Debt Securitization Authority Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,881

Water & Sewer — 2.2%

New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2012 Series B, Subseries B-2, Rev., VRDO, LIQ: State Street Bank & Trust, 1.25%, 3/2/2020 (c)	10,000	10,000

New York State Environmental Facilities Corp. Series B, Rev., 5.50%, 10/15/2020 (d)	40	41

New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution Series 2017A, Rev., 5.00%, 6/15/2037	1,750	2,215

		12,256

Total New York		54,875

North Carolina — 3.1%

Education — 0.6%

North Carolina Capital Facilities Finance Agency, Meredith College

Rev., 5.00%, 6/1/2027	1,060	1,292

Rev., 5.00%, 6/1/2028	905	1,100

Rev., 5.00%, 6/1/2029	350	424

Rev., 5.00%, 6/1/2030	450	542

		3,358

General Obligation — 0.0% (b)

City of High Point GO, 5.00%, 3/1/2020	25	25

City of Winston-Salem Series B, GO, 4.00%, 6/1/2030	10	12

County of Iredell Series 2015C, GO, 5.00%, 4/1/2020	25	25

County of Lee GO, 5.00%, 4/1/2020	50	50

County of Union Series A, GO, 5.00%, 3/1/2020	40	40

State of North Carolina

Series D, GO, 4.00%, 6/1/2020	30	30

Series 2016B, GO, 5.00%, 6/1/2020	25	25

		207

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Housing — 0.1%

North Carolina Housing Finance Agency, Homeownership

Series 2, Rev., 4.25%, 1/1/2028	10	10

Series 1, Rev., AMT, 4.50%, 7/1/2028	25	26

Series A, Rev., AMT, 3.50%, 7/1/2039	275	288

		324

Other Revenue — 1.9%

City of Monroe, Enterprise System Rev., 4.00%, 3/1/2020	75	75

City of Raleigh Series A, Rev., 4.00%, 10/1/2022	30	33

City of Wilmington Rev., 5.00%, 6/1/2020	25	25

County of Burke

Series 2017, Rev., 5.00%, 4/1/2025	15	18

Series 2018, Rev., 5.00%, 4/1/2031	25	31

State of North Carolina Rev., GRAN, 5.00%, 3/1/2033	7,735	10,124

Town of Fuquay-Varina Rev., 5.00%, 11/1/2030	10	13

		10,319

Prerefunded — 0.0% (b)

North Carolina Medical Care Commission, Duke University Health Systems Series A, Rev., 4.75%, 6/1/2035 (d)	5	5

University of North Carolina at Charlotte (The) Series B-1, Rev., 4.00%, 10/1/2025 (d)	5	5

		10

Transportation — 0.5%

North Carolina Turnpike Authority Rev., 5.00%, 7/1/2021	35	37

Raleigh Durham Airport Authority

Series 2020A, Rev., AMT, 5.00%, 5/1/2035	1,000	1,335

Series 2020A, Rev., AMT, 5.00%, 5/1/2036	1,000	1,332

		2,704

Water & Sewer — 0.0% (b)

City of Charlotte Rev., 5.00%, 7/1/2029	10	12

City of Greensborough, Combined Water & Sewer System Rev., 5.00%, 6/1/2027	10	13

		25

Total North Carolina		16,947

North Dakota — 0.1%

Housing — 0.1%

North Dakota Housing Finance Agency, Home Mortgage Finance Program

Series B, Rev., 4.50%, 1/1/2028	80	83

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Housing — continued

Series 2011D, Rev., 4.25%, 7/1/2028	45	46

Series A, Rev., 4.00%, 7/1/2034	230	242

Series 2016D, Rev., 3.50%, 7/1/2046	400	428

		799

Total North Dakota		799

Ohio — 3.5%

Education — 0.0% (b)

Miami University, A State University of Ohio Rev., 5.00%, 9/1/2029	25	31

Ohio Higher Educational Facility Commission, Case Western Reserve University Project Series 2012A, Rev., 5.00%, 12/1/2020	10	10

		41

General Obligation — 1.8%

Athens City School District Series 2019A, GO, 4.00%, 12/1/2040	460	542

County of Union, Memorial Hospital GO, 4.00%, 12/1/2041	1,825	2,094

Delaware City School District, School Facilities Construction and Improvement GO, 4.00%, 12/1/2039	160	192

Licking Heights Local School District, School Facilities Construction and Improvement Series A, GO, 4.00%, 10/1/2034	10	12

State of Ohio

Series A, GO, 5.00%, 5/1/2031	4,000	5,074

Series A, GO, 5.00%, 5/1/2033	1,500	1,896

State of Ohio, Higher Education Series B, GO, 5.00%, 8/1/2023	110	121

		9,931

Hospital — 0.4%

County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group Series A, Rev., 5.50%, 7/1/2039	1,000	1,131

County of Warren, Otterbein Homes

Series A, Rev., 5.00%, 7/1/2031	115	139

Series A, Rev., 4.00%, 7/1/2045	740	832

		2,102

Housing — 0.0% (b)

County of Warren, Otterbein Homes Obligated Group Series 2016A, Rev., 5.00%, 7/1/2032	35	42

Ohio Housing Finance Agency, Single Family Mortgage

Series 1, Rev., GNMA/FNMA/FHLMC, 4.80%, 11/1/2028	20	20

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Housing — continued

Series 3, Rev., GNMA/FNMA/FHLMC, 4.50%, 11/1/2029	60	62

		124

Other Revenue — 0.7%

Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Class I, Rev., 4.00%, 6/1/2048	3,210	3,677

Prerefunded — 0.4%

Greenville City School District, School Improvement

GO, 5.25%, 1/1/2038 (d)	1,000	1,081

GO, 5.25%, 1/1/2041 (d)	1,000	1,081

Ohio Higher Educational Facility Commission Rev., 5.00%, 7/1/2044 (d)	5	5

Streetsboro City School District Series A, GO, 4.00%, 12/1/2036 (d)	5	5

		2,172

Transportation — 0.2%

Ohio Turnpike and Infrastructure Commission, Junior Lien Series 2020A, Rev., 3.22%, 2/15/2048	1,000	1,046

Utility — 0.0% (b)

American Municipal Power, Inc., Prairie State Energy Campus Project Series 2019A, Rev., 2.30%, 2/15/2022 (c)	100	102

Total Ohio		19,195

Oklahoma — 0.9%

Hospital — 0.2%

Oklahoma Development Finance Authority, Health System, Ou Medicine Project Series 2018B, Rev., AGM, 4.00%, 8/15/2048	700	794

Housing — 0.0% (b)

Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program

Series 2011B, Rev., GNMA COLL, 4.50%, 9/1/2027	35	36

Series A, Rev., GNMA COLL, 4.75%, 3/1/2028	20	20

		56

Other Revenue — 0.0% (b)

Grand River Dam Authority Series A, Rev., 4.00%, 6/1/2022	10	11

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	75

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Transportation — 0.7%

Oklahoma Development Finance Authority (The), Gilcrease Expressway West Project Rev., AMT, 1.63%, 7/6/2023	2,000	2,014

Oklahoma Turnpike Authority, Turnpike System, Second Senior Series 2017A, Rev., 5.00%, 1/1/2037	1,665	2,017

		4,031

Total Oklahoma		4,892

Oregon — 0.7%

General Obligation — 0.0% (b)

City of Sheridan GO, 4.00%, 12/1/2027	10	12

Clackamas County School District No. 7J Lake Oswego GO, 4.00%, 6/1/2020	25	25

		37

Transportation — 0.0% (b)

State of Oregon, Department of Transportation, User Tax Series 2013A, Rev., 5.00%, 11/15/2022	5	6

Utility — 0.1%

City of Eugene, Electric Utility System Series 2016A, Rev., 4.00%, 8/1/2031	325	377

Water & Sewer — 0.6%

City of Portland, Water System, Second Lien Series 2020A, Rev., 5.00%, 5/1/2035	2,635	3,531

Total Oregon		3,951

Pennsylvania — 11.3%

Certificate of Participation/Lease — 0.2%

Commonwealth of Pennsylvania Series A, COP, 4.00%, 7/1/2046	1,200	1,367

Education — 0.4%

Montgomery County Higher Education and Health Authority, Arcadia University Rev., 4.00%, 9/1/2036	1,655	1,959

Northampton County General Purpose Authority, Moravian College Project Rev., 5.00%, 10/1/2036	100	117

Swarthmore Borough Authority, Swarthmore College

Rev., 5.00%, 9/15/2023	25	29

Series 2016B, Rev., 4.00%, 9/15/2041	15	17

		2,122

General Obligation — 1.7%

Abington School District Series 2017A, GO, 4.00%, 10/1/2037	15	17

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

Central Dauphin School District GO, 4.00%, 2/1/2030	25	29

City of Pittsburgh GO, 4.00%, 9/1/2031	1,155	1,355

Commonwealth of Pennsylvania Series 2004, GO, AGM, 5.38%, 7/1/2020	150	152

County of Cambria Series 2020B, GO, AGM, 4.00%, 8/1/2035	700	793

Mifflinburg Area School District

Series 2020A, GO, 4.00%, 6/15/2038 (f)	620	721

Series 2020A, GO, 4.00%, 6/15/2039 (f)	335	389

Series 2020A, GO, 4.00%, 6/15/2040 (f)	400	464

North Penn School District Series A, GO, 5.00%, 3/1/2020	25	25

The School Board of Philadelphia County Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,433

Township of Cranberry GO, 4.00%, 3/1/2020	50	50

Township of West Bradford

GO, 4.00%, 12/15/2040 (f)	600	702

GO, 4.00%, 12/15/2045 (f)	1,100	1,274

Upper Merion Area School District GO, 5.00%, 1/15/2036	250	303

West Mifflin School District GO, 3.00%, 4/1/2038	1,400	1,492

		9,199

Hospital — 3.4%

Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2044	2,000	2,266

Berks County Industrial Development Authority, Tower Health Project

Rev., 5.00%, 11/1/2036	50	62

Rev., 5.00%, 11/1/2037	430	529

Berks County Municipal Authority (The), Tower Health Project Series 2020B-2, Rev., 5.00%, 2/1/2027 (c)	2,000	2,503

Chester County Health and Education Facilities Authority, Main Line Health System Series 2017A, Rev., 4.00%, 10/1/2036	25	29

DuBois Hospital Authority, Penn Highlands Healthcare Rev., 4.00%, 7/15/2048	1,200	1,345

Lancaster County Hospital Authority, Health Center, Masonic Villages Project

Rev., 5.00%, 11/1/2034	35	42

Rev., 5.00%, 11/1/2036	510	613

Rev., 5.00%, 11/1/2037	250	300

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Hospital — continued

Montgomery County Higher Education and Health Authority, Thomas Jefferson University

Series 2018A, Rev., 4.00%, 9/1/2038	3,725	4,324

Series 2018A, Rev., 4.00%, 9/1/2043	3,740	4,280

West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project

Rev., 3.00%, 12/15/2023	445	453

Rev., 4.00%, 12/15/2028	1,000	1,109

Rev., 5.00%, 12/15/2038	750	848

		18,703

Housing — 0.2%

Pennsylvania Housing Finance Agency, Single Family Mortgage

Series 2011- 112, Rev., AMT, 5.00%, 4/1/2028	20	21

Series 118A, Rev., AMT, 3.50%, 4/1/2040	580	599

Series 122, Rev., AMT, 4.00%, 10/1/2046	375	403

		1,023

Industrial Development Revenue/Pollution Control Revenue — 1.5%

Chester County Industrial Development Authority, Longwood Gardens Project Rev., 4.00%, 12/1/2049	3,345	3,874

Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group Rev., 5.00%, 11/15/2025	510	552

Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project

Series 2019, Rev., 5.00%, 12/1/2044	350	418

Series 2019, Rev., 5.00%, 12/1/2049	500	595

Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Rev., 2.80%, 12/1/2021 (c)	2,950	3,044

		8,483

Other Revenue — 2.1%

Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., AGM, 4.00%, 6/1/2039	9,950	11,422

Prerefunded — 0.0% (b)

Commonwealth of Pennsylvania GO, 5.00%, 5/1/2021 (d)	25	25

Delaware County Authority, Haverford College Rev., 4.25%, 11/15/2022 (d)	5	5

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Prerefunded — continued

Pennsylvania Higher Educational Facilities Authority

Rev., 4.50%, 3/1/2029 (d)	5	5

Rev., 4.50%, 3/1/2030 (d)	5	5

		40

Transportation — 1.2%

Pennsylvania Turnpike Commission

Series E, Rev., 6.00%, 12/1/2030	305	403

Series A, Rev., 5.00%, 12/1/2044	5,000	6,270

		6,673

Water & Sewer — 0.6%

Erie City Water Authority Series A, Rev., AGM, 5.00%, 12/1/2043	1,500	1,891

Pittsburgh Water and Sewer Authority Series B, Rev., AGM, 5.00%, 9/1/2032	1,000	1,396

		3,287

Total Pennsylvania		62,319

Rhode Island — 0.1%

Education — 0.0% (b)

Rhode Island Health and Educational Building Corp., Public Schools Series A, Rev., AGM, 5.00%, 5/15/2032	25	32

Rhode Island Student Loan Authority, Senior Series A, Rev., AMT, 5.00%, 12/1/2020	300	309

		341

General Obligation — 0.1%

City of Pawtucket Series D, GO, AGM, 5.00%, 7/15/2028	200	259

State of Rhode Island and Providence Plantations, Consolidated Capital Development Loan of 2013 Series A, GO, 3.50%, 10/1/2020	100	101

		360

Total Rhode Island		701

South Carolina — 2.2%

General Obligation — 1.4%

Fort Mill School District No. 4

Series 2013B, GO, SCSDE, 5.00%, 3/1/2020	65	65

Series 2019B, GO, SCSDE, 5.00%, 3/1/2020	50	50

Lexington County School District No. 1 Series 2013A, GO, SCSDE, 5.00%, 3/1/2020	25	25

Spartanburg County School District No. 7

Series 2019D, GO, SCSDE, 5.00%, 3/1/2043	4,000	5,140

Series 2019D, GO, SCSDE, 5.00%, 3/1/2044	1,970	2,526

		7,806

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	77

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Housing — 0.1%

South Carolina State Housing Finance and Development Authority Series A, Rev., 4.00%, 1/1/2047	295	317

Other Revenue — 0.0% (b)

City of North Charleston 4.00%, 10/1/2040	90	106

Greenville Public Facilities Corp. Rev., 5.00%, 4/1/2020	20	20

		126

Prerefunded — 0.0% (b)

South Carolina Ports Authority Rev., 5.25%, 7/1/2040 (d)	5	5

Transportation — 0.2%

South Carolina State Ports Authority Rev., AMT, 4.00%, 7/1/2040	1,095	1,210

Utility — 0.5%

City of Greenwood, Combined Public Utility

Rev., 5.00%, 12/1/2020	210	216

Rev., 5.00%, 12/1/2022	235	261

Rev., 5.00%, 12/1/2023	220	253

Rev., 5.00%, 12/1/2024	365	432

Rev., 5.00%, 12/1/2026	340	425

Rev., 5.00%, 12/1/2028	250	327

Rev., 5.00%, 12/1/2030	675	895

		2,809

Water & Sewer — 0.0% (b)

Greenwood Metropolitan District Rev., 5.00%, 10/1/2027	10	13

Spartanburg Sanitary Sewer District Series 2009-A, Rev., AGC, 4.50%, 3/1/2020 (d)	25	25

		38

Total South Carolina		12,311

South Dakota — 0.6%

General Obligation — 0.5%

Rapid City Area School District No. 51-4, Capital Outlay

GO, 4.00%, 8/1/2029	1,165	1,365

GO, 4.00%, 8/1/2030	610	709

GO, 4.00%, 8/1/2031	420	487

		2,561

Housing — 0.1%

South Dakota Board of Regents, Housing and Auxiliary Facility System Series 2019A, Rev., 4.00%, 4/1/2036	65	77

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Housing — continued

South Dakota Housing Development Authority, Homeownership Mortgage

Series D, Rev., AMT, 4.00%, 11/1/2029	215	221

Series 2012A, Rev., AMT, 4.50%, 5/1/2031	40	42

Series 2015D, Rev., 4.00%, 11/1/2045	400	426

South Dakota Housing Development Authority, Single Family Mortgage Series 2011 2, Rev., 4.25%, 5/1/2032	50	51

		817

Total South Dakota		3,378

Tennessee — 5.9%

Education — 0.0% (b)

Tennessee State School Bond Authority Series B, Rev., 5.00%, 11/1/2040	35	42

General Obligation — 3.6%

City of Cleveland

Series 2018B, GO, 5.00%, 6/1/2022	205	224

Series 2018B, GO, 5.00%, 6/1/2027	245	314

Series 2018B, GO, 5.00%, 6/1/2028	260	341

Series 2018B, GO, 5.00%, 6/1/2030	285	371

Series 2018B, GO, 4.00%, 6/1/2031	300	362

Series 2018B, GO, 4.00%, 6/1/2032	310	373

Series 2018B, GO, 4.00%, 6/1/2038	395	464

Series 2018B, GO, 4.00%, 6/1/2039	410	481

City of Oak Ridge

GO, 4.00%, 6/1/2037	695	802

GO, 4.00%, 6/1/2038	720	828

GO, 4.00%, 6/1/2039	750	862

County of Blount Series 2016B, GO, 5.00%, 6/1/2029	4,610	5,723

County of Hamilton

Series 2013B, GO, 4.00%, 3/1/2020	25	25

Series 2018A, GO, 5.00%, 4/1/2028	25	33

County of Williamson

GO, 4.00%, 4/1/2033	1,490	1,841

GO, 4.00%, 4/1/2034	1,485	1,824

County of Wilson

GO, 5.00%, 4/1/2030	3,625	4,830

Series 2017A, GO, 4.00%, 4/1/2039	25	29

		19,727

Hospital — 1.0%

Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group Series 2018A, Rev., 4.00%, 7/1/2040	4,000	4,456

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Hospital — continued

Knox County Health Educational and Housing Facility Board, East Tennessee Children’s Hospital

Rev., 5.00%, 11/15/2024	800	945

Rev., 4.00%, 11/15/2043	105	120

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board Series A, Rev., 5.00%, 7/1/2035	100	121

		5,642

Housing — 0.0% (b)

Tennessee Housing Development Agency, Homeownership Program

Series A, Rev., AMT, 4.50%, 7/1/2031	65	67

Series 1A, Rev., AMT, 4.50%, 1/1/2038	55	57

Tennessee Housing Development Agency, Housing Finance Program Series A, Rev., 4.50%, 1/1/2028	20	20

		144

Prerefunded — 0.0% (b)

County of Claiborne, Public Improvement Series A, GO, 4.00%, 4/1/2022 (d)	5	5

Transportation — 0.5%

Metropolitan Nashville Airport Authority (The)

Series 2019A, Rev., 5.00%, 7/1/2044	1,000	1,312

Series 2019A, Rev., 5.00%, 7/1/2049	1,000	1,304

		2,616

Utility — 0.8%

Tennessee Energy Acquisition Corp., Gas Project Rev., 4.00%, 11/1/2025 (c)	4,000	4,588

Total Tennessee		32,764

Texas — 6.2%

Education — 1.1%

Clifton Higher Education Finance Corp., Idea Public Schools

Series B, Rev., 4.00%, 8/15/2023	500	546

Series B, Rev., 5.00%, 8/15/2024	345	401

Series 2016B, Rev., 5.00%, 8/15/2025	460	550

Rev., 6.00%, 8/15/2033	1,250	1,451

Permanent University Fund — Texas A&M University System Series A, Rev., 5.00%, 7/1/2031	210	253

Southwest Higher Education Authority, Inc., Southern Methodist University Project Rev., 5.00%, 10/1/2020	30	31

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Education — continued

Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Hospital Rev., 5.50%, 9/1/2043	2,300	2,574

Texas State University, Financing System Rev., 5.00%, 3/15/2020	95	95

Texas Woman’s University, Financing System Series 2016, Rev., 4.00%, 7/1/2030	10	11

		5,912

General Obligation — 1.4%

Calallen Independent School District, School Building Series 2018, GO, PSF-GTD, 5.00%, 2/15/2028	10	13

Carrollton-Farmers Branch Independent School District Series B, GO, 4.00%, 2/15/2021	25	26

City of Abilene GO, 5.00%, 2/15/2024	10	12

City of Austin, Public Improvement Series 2019, GO, 5.00%, 9/1/2033	2,000	2,655

City of Conroe Series 2018A, GO, 5.00%, 3/1/2032	10	13

City of El Paso

GO, 4.00%, 8/15/2040	475	526

GO, 4.00%, 8/15/2042	25	28

GO, 4.00%, 8/15/2045 (f)	1,000	1,175

City of Garland Series 2018, GO, 5.00%, 2/15/2027	10	13

City of Houston, Public Improvement Series 2014A, GO, 5.00%, 3/1/2020	35	35

City of Hutchins GO, 5.00%, 2/15/2027	180	226

City of Laredo

GO, 5.00%, 2/15/2027	30	36

GO, 5.00%, 2/15/2032	40	51

City of Lucas, A Political Subdivision of the State of Texas Located in Collin County GO, 5.00%, 2/1/2028	170	221

City of Mission GO, AGM, 5.00%, 2/15/2031	575	725

City of Pearland GO, 4.00%, 3/1/2032	35	41

City of San Marcos GO, 5.00%, 8/15/2031	25	32

City of Temple Series 2016A, GO, 5.00%, 8/1/2031	50	60

City of Waxahachie Series A, GO, 5.00%, 8/1/2025	45	54

Community Independent School District GO, PSF-GTD, 5.00%, 2/15/2032	100	128

County of Collin, Wylie Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 8/15/2020	135	134

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	79

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — continued

County of Galveston GO, 4.00%, 2/1/2039	10	12

County of Hidalgo

Series 2016, GO, 5.00%, 8/15/2028	10	12

GO, 4.00%, 8/15/2035	85	99

Series 2018B, GO, 4.00%, 8/15/2038	40	47

County of Travis, Certificate of Obligation Limited Tax GO, 5.00%, 3/1/2020	40	40

County of Travis, Limited Tax Refunding Series 2016A, GO, 5.00%, 3/1/2020	25	25

County of Victoria, Limited Tax GO, 4.00%, 2/15/2030	15	18

Cypress-Fairbanks Independent School District Series 2013, GO, PSF-GTD, 5.00%, 2/15/2022	10	11

El Paso County Hospital District GO, AGM-CR, 5.00%, 8/15/2023	510	573

Ennis Independent School District GO, PSF-GTD, 5.00%, 8/15/2028	30	38

Harris Montgomery Counties Municipal Utility District No. 386 GO, 4.00%, 9/1/2023	15	17

Highland Park Independent School District GO, PSF-GTD, 5.00%, 2/15/2024	30	35

Ingleside Independent School District GO, PSF-GTD, 5.00%, 8/15/2028	35	44

Killeen Independent School District GO, PSF-GTD, 5.00%, 2/15/2026	25	31

McLennan County Junior College District GO, 5.00%, 8/15/2020	20	20

Palestine Independent School District Series 2016, GO, PSF-GTD, 5.00%, 2/15/2026	30	37

Pasadena Independent School District, School Building Series 2018, GO, PSF-GTD, 5.00%, 2/15/2028	15	20

Plano Independent School District GO, PSF-GTD, 5.00%, 2/15/2026	40	49

Red Oak Independent School District GO, PSF-GTD, 5.00%, 8/15/2030	20	25

Round Rock Independent School District GO, PSF-GTD, 4.00%, 8/1/2032	170	198

Socorro Independent School District GO, PSF-GTD, 5.00%, 2/15/2026	45	55

Stafford Municipal School District, School Building Series 2018, GO, PSF-GTD, 5.00%, 8/15/2029	35	46

		7,656

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Housing — 0.0% (b)

Texas Department of Housing and Community Affairs, Residential Mortgage Series 2011B, Rev., GNMA COLL, 4.25%, 1/1/2034	120	123

Other Revenue — 0.5%

Texas Public Finance Authority Rev., 4.00%, 2/1/2035	2,315	2,774

Prerefunded — 0.8%

Dallas-Fort Worth International Airport, Joint Improvement Series A, Rev., 5.00%, 11/1/2042 (d)	1,965	2,019

Metropolitan Transit Authority of Harris County, Vanderbilt University Medical Center Rev., 5.00%, 11/1/2027 (d)	15	18

North Texas Tollway Authority System, Special Projects System Series A, Rev., 6.00%, 9/1/2041 (d)	2,000	2,153

		4,190

Transportation — 0.0% (b)

Harris County, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2022	10	11

North Texas Tollway Authority System, Second Tier Rev., 4.00%, 1/1/2038	200	232

		243

Utility — 0.1%

City of Bryan, Electric System Rev., AGM, 4.00%, 7/1/2031	50	58

City of San Antonio, Electric and Gas Systems

Rev., 4.00%, 2/1/2028	45	56

Rev., 5.00%, 2/1/2031	230	287

Rev., 5.00%, 2/1/2032	35	43

		444

Water & Sewer — 2.3%

City of Fort Worth Rev., 4.00%, 2/15/2040	3,800	4,428

City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, 5.75%, 12/1/2032 (d)	2,500	3,863

North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Series 2017, Rev., 5.00%, 6/1/2031	10	13

North Texas Municipal Water District, Wastewater System Rev., 4.00%, 6/1/2028	15	18

San Antonio Water System Series 2017A, Rev., 4.00%, 5/15/2034	60	70

Texas Water Development Board, State Water Implementation

Series B, Rev., 5.00%, 4/15/2026	25	31

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Water & Sewer — continued

Series 2019A, Rev., 4.00%, 10/15/2037	500	609

Series 2019A, Rev., 4.00%, 10/15/2044	2,100	2,507

West Harris County Regional Water Authority Rev., 4.00%, 12/15/2045	1,000	1,178

		12,717

Total Texas		34,059

Utah — 0.2%

General Obligation — 0.0% (b)

Central Utah Water Conservancy District, Limited Tax Series 2011A, GO, 5.00%, 4/1/2020	20	20

City of Provo GO, 5.00%, 1/1/2032	10	13

Washington County School District Board of Education GO, 5.00%, 3/1/2020	25	25

		58

Other Revenue — 0.1%

City of Lehi, Sales Tax Rev., 4.00%, 6/1/2039	480	563

Tooele County Municipal Building Authority Series 2017, Rev., 4.00%, 12/15/2042	25	28

		591

Prerefunded — 0.0% (b)

Utah State Board of Regents, Auxiliary and Campus Facilities Series A, Rev., 5.00%, 4/1/2023 (d)	5	5

Transportation — 0.1%

Salt Lake City Corp. Airport Series 2017B, Rev., 5.00%, 7/1/2042	260	321

Total Utah		975

Vermont — 1.4%

Education — 0.9%

Vermont Student Assistance Corp., Education Loan

Series A, Rev., AMT, 5.00%, 6/15/2022	725	786

Series 2018A, Rev., AMT, 3.63%, 6/15/2029	1,000	1,087

Series A, Rev., AMT, 3.75%, 6/15/2030	1,400	1,526

Series A, Rev., AMT, 4.00%, 6/15/2031	500	551

Series A, Rev., AMT, 4.00%, 6/15/2032	200	220

Series A, Rev., AMT, 4.00%, 6/15/2033	250	275

Series 2018A, Rev., AMT, 4.00%, 6/15/2034	200	219

		4,664

General Obligation — 0.4%

City of Burlington, Public Improvement

Series 2019A, GO, 4.00%, 11/1/2037	500	594

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

Series 2019A, GO, 4.00%, 11/1/2038	1,025	1,214

Series 2019A, GO, 4.00%, 11/1/2039	435	515

		2,323

Housing — 0.1%

Vermont Housing Finance Agency, Mortgage-Backed Securities Series A, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 2/1/2026	50	52

Vermont Housing Finance Agency, Multiple Purpose

Series B, Rev., AMT, 4.13%, 11/1/2042	235	238

Series A, Rev., AMT, 4.00%, 11/1/2046	250	267

		557

Other Revenue — 0.0% (b)

Vermont Municipal Bond Bank Series 1, Rev., 5.00%, 12/1/2034	30	37

Total Vermont		7,581

Virginia — 1.1%

Education — 0.0% (b)

Virginia College Building Authority, 21st Century College and Equipment Program Series 2017E, Rev., 5.00%, 2/1/2029	10	13

Virginia Public School Authority Series B, Rev., 5.00%, 8/1/2020	20	20

		33

General Obligation — 0.0% (b)

City of Portsmouth Series 2015A, GO, 5.00%, 8/1/2025	20	24

City of Richmond, Public Improvement Series 2018A, GO, 5.00%, 3/1/2029	5	7

		31

Hospital — 0.9%

Norfolk Economic Development Authority, Sentara Healthcare Series B, Rev., 4.00%, 11/1/2048	4,375	5,104

Other Revenue — 0.0% (b)

Virginia Public Building Authority Series B, Rev., 5.00%, 8/1/2020	10	10

Virginia Resources Authority, Infrastructure Series 2017B, Rev., 5.00%, 11/1/2028	10	13

Virginia Resources Authority, Infrastructure and State Moral Obligation

Series 2011B, Rev., 5.00%, 11/1/2023	25	27

Series B, Rev., 5.00%, 11/1/2026	20	21

		71

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	81

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Prerefunded — 0.1%

County of Loudoun, Public Improvement Series A, GO, 4.00%, 12/1/2027 (d)	5	5

Virginia Resources Authority, Infrastructure and State Moral Obligation

Series B, Rev., 5.00%, 11/1/2023 (d)	125	134

Series B, Rev., 5.00%, 11/1/2026 (d)	155	166

		305

Transportation — 0.1%

Capital Region Airport Commission (Richmond International Airport)

Series 2016A, Rev., 4.00%, 7/1/2035	350	400

Series 2016A, Rev., 4.00%, 7/1/2036	320	365

		765

Total Virginia		6,309

Washington — 1.1%

Education — 0.4%

Western Washington University, Housing and Dining System, Junior Lien Series A, Rev., AMBAC, 5.50%, 10/1/2022	2,195	2,321

General Obligation — 0.3%

King County School District No. 414 Lake Washington Series 2017, GO, 5.00%, 12/1/2028	15	19

Pierce & Lewis Counties School District No. 404 GO, 4.00%, 12/1/2025	5	6

Pierce County School District No. 416 White River GO, 4.00%, 12/1/2030	10	12

State of Washington, Motor Vehicle Fuel Tax Series B-1, GO, 5.00%, 8/1/2020	25	25

State of Washington, Various Purpose Series 2018C, GO, 5.00%, 2/1/2042	1,295	1,629

		1,691

Hospital — 0.2%

Washington Health Care Facilities Authority, Commonspirit Health Series A-1, Rev., 5.00%, 8/1/2031	1,000	1,285

Housing — 0.1%

Washington State Housing Finance Commission, Homeownership Program Series B, Rev., GNMA/FNMA/FHLMC, 4.25%, 10/1/2032	205	208

Washington State Housing Finance Commission, Single Family Program Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	290	303

		511

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Prerefunded — 0.0% (b)

County of King Rev., 5.00%, 1/1/2045 (d)	5	5

Vancouver Housing Authority Series A, Rev., 5.00%, 3/1/2025 (d)	5	5

		10

Utility — 0.1%

Chelan County Public Utility District No. 1 Series 2011A, Rev., AMT, 5.50%, 7/1/2026	350	371

City of Lynnwood, Utility System Series 2018, Rev., 5.00%, 12/1/2028	25	33

Energy Northwest, Project 3 Electric System Series C, Rev., 5.00%, 7/1/2023	25	28

		432

Water & Sewer — 0.0% (b)

County of King, Sewer

Series 2102C, Rev., 5.00%, 1/1/2023	40	44

Series 2018B, Rev., 5.00%, 7/1/2031	10	13

		57

Total Washington		6,307

West Virginia — 0.2%

Education — 0.2%

West Virginia Hospital Finance Authority, University Health System Series A, Rev., 4.00%, 6/1/2051	1,000	1,129

Wisconsin — 1.6%

Education — 0.2%

Public Finance Authority, Central District Development Project Rev., 5.00%, 3/1/2027	280	348

Wisconsin Health and Educational Facilities Authority, St. John’s Communities, Inc. Project Series 2018A, Rev., 5.00%, 9/15/2040	665	718

		1,066

General Obligation — 0.0% (b)

State of Wisconsin Series 1, GO, 5.00%, 5/1/2020	35	35

Hospital — 1.2%

Wisconsin Health and Educational Facilities Authority, Beloit Health System, Inc. Rev., 4.00%, 7/1/2046	15	16

Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. Rev., 4.00%, 8/15/2047	4,800	5,481

Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital, Inc.

Series B, Rev., 5.00%, 7/1/2038	150	181

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Hospital — continued

Series A, Rev., 5.00%, 7/1/2044	210	251

Series A, Rev., 5.00%, 7/1/2049	750	895

		6,824

Housing — 0.2%

Wisconsin Housing and Economic Development Authority, Home Ownership Series B, Rev., 4.00%, 3/1/2048	840	914

Prerefunded — 0.0% (b)

Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc. Rev., 5.50%, 7/1/2040 (d)	5	5

Wisconsin Health and Educational Facilities Authority, Ministry Health Care, Inc. Series B, Rev., 5.13%, 8/15/2035 (d)	5	5

		10

Total Wisconsin		8,849

Wyoming — 0.0% (b)

Housing — 0.0% (b)

Wyoming Community Development Authority Housing Series 1, Rev., AMT, 4.00%, 6/1/2032	5	5

Total Municipal Bonds (Cost $489,103)		535,940

INVESTMENTS	NO. OF WARRANTS (000)		VALUE ($000)
Warrants — 0.0%

Road & Rail — 0.0%

Jack Cooper Enterprises, Inc. expiring 10/29/2027, price 1.00 USD * ‡ (Cost $—)	—	(g)	—

	SHARES (000)
Short-Term Investments — 5.0%

Investment Companies — 5.0%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.02% (h) (i) (Cost $27,432)	27,433		27,433

Total Investments — 102.1% (Cost $516,535)			563,373
Liabilities in Excess of Other Assets — (2.1)%			(11,595)

NET ASSETS — 100.0%			551,778

Percentages indicated are based on net assets.

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GRAN	Grant Revenue Anticipation Note
GTD	Guaranteed
LIQ	Liquidity Agreement
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement

USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 29, 2020.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Amount rounds to less than one thousand.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of February 29, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	83

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

Futures contracts outstanding as of February 29, 2020 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Note	(124)	06/2020	USD	(16,705)	(259)

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 104.4% (a)

Alabama — 1.1%

Education — 0.0% (b)

Alabama Public School and College Authority, Capital Improvement Series 2014-B, Rev., 5.00%, 1/1/2021	20	21

University of West Alabama

Rev., AGM, 4.00%, 1/1/2022 (c)	150	158

Rev., AGM, 4.00%, 1/1/2023 (c)	120	129

Rev., AGM, 4.00%, 1/1/2024 (c)	125	138

Rev., AGM, 4.00%, 1/1/2025 (c)	150	169

		615

General Obligation — 0.0% (b)

City of Centre

GO, 3.00%, 9/1/2021	100	103

GO, 3.00%, 9/1/2022	110	116

GO, 4.00%, 9/1/2023	215	236

City of Hamilton

GO, 3.00%, 8/1/2020	55	55

GO, 3.00%, 8/1/2021	365	376

GO, 2.00%, 8/1/2022	370	377

GO, 5.00%, 8/1/2023	240	271

		1,534

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)

Prattville Industrial Development Board, International Paper Company Project

Series 2019C, Rev., 2.00%, 5/1/2020 (d)	430	441

Series 2019B, Rev., 2.00%, 10/1/2024 (d)	450	461

		902

Utility — 1.1%

Black Belt Energy Gas District, Gas Prepay Series 2018B-2, Rev., VRDO, 1.77%, 3/10/2020 (d)	30,000	30,000

Black Belt Energy Gas District, Gas Supply Series 2016A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2021 (d)	11,450	11,873

Southeast Alabama Gas Supply District (The), Project No. 1 Series A, Rev., 5.00%, 4/1/2020	1,000	1,003

Southeast Alabama Gas Supply District (The), Project No. 2 Series A, Rev., 4.00%, 6/1/2020	1,000	1,008

		43,884

Total Alabama		46,935

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Alaska — 0.0% (b)

Other Revenue — 0.0% (b)

Alaska Municipal Bond Bank Authority

Series 2019 1, Rev., 5.00%, 5/1/2021	215	225

Series 2019 1, Rev., 5.00%, 5/1/2022	200	217

		442

Total Alaska		442

Arizona — 1.2%

Certificate of Participation/Lease — 0.0% (b)

Arizona State University Series 2018A, COP, 5.00%, 6/1/2020	1,000	1,010

Education — 0.0% (b)

Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project

Series 2018A, Rev., 5.00%, 7/1/2023	140	157

Series 2018A, Rev., 5.00%, 7/1/2024	200	230

		387

General Obligation — 0.2%

Maricopa County School District No. 24-Gila Bend, School Improvement

Series 2019, GO, AGM, 2.00%, 7/1/2020	585	587

Series 2019, GO, AGM, 3.00%, 7/1/2021	575	592

Series 2019, GO, AGM, 4.00%, 7/1/2022	300	321

Series 2019, GO, AGM, 5.00%, 7/1/2023	700	793

Maricopa County School District No. 66, Roosevelt Elementary

GO, 5.00%, 7/1/2020	1,450	1,469

GO, 5.00%, 7/1/2021	1,520	1,602

Maricopa County School District No. 66, Roosevelt Elementary, Arizona School Improvement

Series 2018A, GO, 5.00%, 7/1/2020	1,025	1,038

Series 2017-A, GO, 5.00%, 7/1/2021	1,150	1,212

		7,614

Hospital — 0.0% (b)

Industrial Development Authority of the County of Yavapai (The), Regional Medical Center

Rev., 5.00%, 8/1/2021	225	238

Rev., 5.00%, 8/1/2022	380	417

Industrial Development Authority of the County of Yavapai (The), Yavapai Regional Medical Center Rev., 5.00%, 8/1/2023	325	369

		1,024

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	85

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Industrial Development Revenue/Pollution Control Revenue — 0.1%

Coconino County Pollution Control Corp., Nevada Power Company Projects Series B, Rev., 1.60%, 5/21/2020 (d)	1,100	1,101

Other Revenue — 0.7%

Industrial Development Authority of The City of Phoenix, Health Care Facilities, Mayo Clinic Series 2014A, Rev., VRDO, LIQ: Bank of America NA, 1.31%, 3/2/2020 (d)	30,790	30,790

Transportation — 0.2%

Arizona Department of Transportation State Highway Fund Series 2013A, Rev., 5.00%, 7/1/2020	400	406

Arizona Transportation Board, Maricopa County Regional Area Road Fund Rev., 5.00%, 7/1/2020	8,565	8,683

		9,089

Water & Sewer — 0.0% (b)

Arizona Water Infrastructure Finance Authority, Water Quality Rev., 4.00%, 10/1/2020 (e)	540	550

Total Arizona		51,565

Arkansas — 0.1%

Education — 0.0% (b)

Board of Trustees of the University of Arkansas, Various Facility, Fayetteville Campus Series 2018A, Rev., 5.00%, 11/1/2021	330	353

University of Central Arkansas, Student Fee

Series 2020A, Rev., 5.00%, 11/1/2021	150	160

Series 2020A, Rev., 5.00%, 11/1/2022	200	221

Series 2020A, Rev., 5.00%, 11/1/2023	205	233

Series 2020A, Rev., 5.00%, 11/1/2024	160	188

Series 2020A, Rev., 5.00%, 11/1/2025	230	277

Series 2020A, Rev., 5.00%, 11/1/2026	220	272

Series 2020A, Rev., 5.00%, 11/1/2027	200	253

University of Central Arkansas, Student Housing System

Series 2019C, Rev., AGM, 3.00%, 11/1/2021	75	78

Series 2019C, Rev., AGM, 3.00%, 11/1/2022	85	89

Series 2019C, Rev., AGM, 3.00%, 11/1/2023	135	144

		2,268

Other Revenue — 0.1%

Arkansas Development Finance Authority, 900 West Capitol Building Project Rev., 3.00%, 4/1/2021	500	511

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other Revenue — continued

Arkansas Development Finance Authority, Department of Community Correction Project

Rev., 5.00%, 11/1/2021	310	331

Rev., 5.00%, 11/1/2022	410	454

County of Sharp

Rev., 5.00%, 3/1/2021	270	281

Rev., 5.00%, 3/1/2022	495	532

Rev., 5.00%, 3/1/2023	540	598

		2,707

Water & Sewer — 0.0% (b)

City of Centerton Rev., 3.00%, 12/1/2021	125	129

City of Heber Springs, Greenstar

Rev., 3.00%, 11/1/2021	50	52

Rev., 3.00%, 11/1/2023	100	106

Northwest Arkansas Conservation Authority, Wastewater Rev., 3.00%, 3/1/2020	280	280

		567

Total Arkansas		5,542

California — 2.0%

Education — 0.2%

California Educational Facilities Authority, Art Center College of Design Series 2018A, Rev., 5.00%, 12/1/2020	180	185

California Municipal Finance Authority, California Lutheran University

Rev., 5.00%, 10/1/2020	325	333

Rev., 5.00%, 10/1/2021	250	265

California Municipal Finance Authority, River Springs Charter School Rev., RAN, 4.00%, 8/15/2020 (f)	1,000	1,009

California School Finance Authority, Green Dot Public School Projects

Series 2018A, Rev., 5.00%, 8/1/2020 (f)	50	51

Series 2018A, Rev., 5.00%, 8/1/2021 (f)	50	52

Series 2018A, Rev., 5.00%, 8/1/2022 (f)	85	93

California School Finance Authority, Kipp Socal Project

Series 2019A, Rev., 5.00%, 7/1/2022 (f)	100	109

Series 2019A, Rev., 5.00%, 7/1/2023 (f)	100	112

Chula Vista Elementary School District Rev., BAN, Zero Coupon, 8/1/2023	5,500	5,345

		7,554

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — 0.2%

Mount San Antonio Community College District GO, BAN, Zero Coupon, 4/1/2022	250	246

Sacramento City Unified School District Series 2019D, GO, 4.00%, 8/1/2021	4,475	4,671

South Bay Union School District GO, BAN, Zero Coupon, 8/1/2022	2,000	1,946

		6,863

Hospital — 0.0% (b)

California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (d)	1,970	2,102

California Public Finance Authority, Henry Mayo Newhall Hospital Rev., 5.00%, 10/15/2020	100	102

Pioneers Memorial Healthcare District Rev., 3.00%, 10/1/2020	265	267

		2,471

Housing — 0.1%

California Municipal Finance Authority, UCR North District, Phase 1 Student Housing Project

Rev., 5.00%, 5/15/2023	360	406

Rev., 5.00%, 5/15/2024	300	350

Rev., 5.00%, 5/15/2025	425	510

Rev., 5.00%, 5/15/2026	500	616

Rev., 5.00%, 5/15/2027	725	915

Rev., 5.00%, 5/15/2028	1,000	1,288

		4,085

Other Revenue — 1.1%

California Enterprise Development Authority, Riverside County, Library Facility

Rev., 4.00%, 11/1/2022	100	108

Rev., 4.00%, 11/1/2023	200	223

California Infrastructure and Economic Development Bank, California Academy of Sciences Series 2018D, Rev., (ICE LIBOR USD 1 Month + 0.38%), 1.51%, 3/10/2020 (g)	17,010	17,034

California Infrastructure and Economic Development Bank, The J. Paul Getty Trust

Series 2012B-2, Rev., (ICE LIBOR USD 1 Month + 0.20%), 1.31%, 4/1/2020 (g)	11,615	11,633

Series 2013A-2, Rev., 1.44%, 4/1/2020 (d)	6,750	6,773

Series 2011A-4, Rev., (ICE LIBOR USD 3 Month + 0.37%), 1.48%, 4/1/2020 (g)	1,000	1,000

California Municipal Finance Authority, Hollywood El Centro Apartments Series 2019A, Rev., 1.40%, 5/1/2021 (d)	1,750	1,761

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other Revenue — continued

California Statewide Communities Development Authority, Front Porch Communities and Services Series 2017A, Rev., 5.00%, 4/1/2020	75	75

Stockton Public Financing Authority

Rev., 5.00%, 3/1/2023	360	402

Rev., 5.00%, 3/1/2025	570	678

Tender Option Bond Trust Receipts/Certificates Series 2018-XF2615, Rev., VRDO, LOC: Barclays Bank plc, 1.35%, 3/10/2020 (d) (f)	5,230	5,230

		44,917

Prerefunded — 0.1%

Pittsburg Unified School District Financing Authority Rev., AGM, 5.50%, 9/1/2046 (e)	3,000	3,215

Utility — 0.0% (b)

California Municipal Finance Authority, San Antonio Gardens Project

Rev., 4.00%, 11/15/2021	270	283

Rev., 4.00%, 11/15/2022	280	301

Rev., 4.00%, 11/15/2023	290	320

		904

Water & Sewer — 0.3%

California State Department of Water Resources, Central Valley Project, Water System Series AU, Rev., (SIFMA Municipal Swap Index Yield + 0.22%), 1.37%, 3/10/2020 (g)	12,000	12,008

Stockton Public Financing Authority, Green Bonds

Series 2018A, Rev., 5.00%, 10/1/2020	500	512

Series 2018A, Rev., 5.00%, 10/1/2021	450	480

		13,000

Total California		83,009

Colorado — 1.7%

Certificate of Participation/Lease — 0.1%

City of Colorado Springs

COP, 5.00%, 12/1/2020	120	124

COP, 5.00%, 12/1/2021	145	156

COP, 5.00%, 12/1/2022	155	172

COP, 5.00%, 12/1/2023	100	115

Denver Health and Hospital Authority, 550 Acoma, Inc.

COP, 5.00%, 12/1/2020	110	113

COP, 5.00%, 12/1/2021	220	235

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	87

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Certificate of Participation/Lease — continued

COP, 5.00%, 12/1/2022	295	324

		1,239

General Obligation — 0.1%

Arapahoe County School District No. 6 Littleton

Series 2019A, GO, 5.00%, 12/1/2021	2,585	2,775

Series 2019A, GO, 5.00%, 12/1/2022	1,370	1,527

City of Aurora, Sterling Hills West Metropolitan District GO, 5.00%, 12/1/2020	100	103

Interlocken Metropolitan District Series A-1, GO, AGM, 5.00%, 12/1/2020	175	180

		4,585

Hospital — 1.2%

Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project Series 2017B, Rev., 5.00%, 5/15/2021	395	411

Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project Rev., 5.00%, 6/1/2020 (e)	400	404

Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (d)	1,555	1,619

University of Colorado Hospital Authority

Series 2018-C, Rev., VRDO, LIQ: TD Bank NA, 1.10%, 3/10/2020 (d)	33,100	33,100

Series 2017B-2, Rev., VRDO, 1.14%, 3/10/2020 (d)	14,740	14,740

		50,274

Housing — 0.1%

Colorado Housing and Finance Authority Rev., 1.30%, 1/1/2021 (d)	5,000	5,012

Other Revenue — 0.0% (b)

City of Grand Junction Rev., 5.00%, 3/1/2021	35	36

Transportation — 0.2%

E-470 Public Highway Authority, Senior LIBOR Index Series 2019A, Rev., 1.51%, 3/10/2020 (d)	8,000	8,008

Utility — 0.0% (b)

Colorado Water Resources and Power Development Authority, Clean Water Series A, Rev., 5.00%, 3/1/2020	200	200

Water & Sewer — 0.0% (b)

Town of Milliken, Water Activity Enterprise Rev., 3.00%, 12/1/2020	195	198

Total Colorado		69,552

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — 2.4%

Education — 0.1%

Connecticut State Health and Educational Facilities Authority

Series K-1, Rev., 5.00%, 7/1/2021	665	698

Series K-1, Rev., 5.00%, 7/1/2022	675	730

Connecticut State Health and Educational Facilities Authority, Yale University Issue Series B-1, Rev., 5.00%, 7/1/2020 (d)	4,000	4,054

		5,482

General Obligation — 1.8%

City of Bridgeport Series C, GO, GAN, 2.00%, 12/10/2020	21,000	21,124

City of Derby

Series A, GO, 5.00%, 8/1/2020	140	142

Series A, GO, 5.00%, 8/1/2021	220	233

Series A, GO, 5.00%, 8/1/2022	75	82

Series A, GO, 5.00%, 8/1/2023	150	169

Series A, GO, 5.00%, 8/1/2024	85	99

City of Hartford Series B, GO, 4.00%, 4/1/2020 (e)	115	115

City of New Britain

GO, 5.00%, 9/1/2022	50	55

GO, 5.00%, 9/1/2023	110	125

City of New Haven

Series 2019A, GO, 5.00%, 8/1/2021	1,300	1,367

Series 2019B, GO, 5.00%, 2/1/2022	700	748

Series 2019A, GO, 5.00%, 8/1/2022	1,000	1,087

State of Connecticut

Series C, GO, VRDO, LIQ: Bank of America NA, 1.24%, 3/10/2020 (d)	5,030	5,030

Series 2019A, GO, 5.00%, 4/15/2020	28,040	28,177

Series G, GO, 5.00%, 11/1/2021	200	214

Tender Option Bond Trust Receipts/Certificates

Series 2017-YX1047, GO, VRDO, LIQ: Barclays Bank plc, 1.21%, 3/10/2020 (d) (f)	6,890	6,890

Series 2018-YX1095, GO, VRDO, LIQ: Barclays Bank plc, 1.21%, 3/10/2020 (d) (f)	4,500	4,500

Town of Windham GO, BAN, 3.00%, 10/1/2020	6,250	6,323

		76,480

Hospital — 0.3%

Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc. Series 2018B, Rev., 5.00%, 12/1/2021	1,000	1,066

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Hospital — continued

Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Issue Series 2020B-1, Rev., 5.00%, 1/1/2025 (d)	8,500	10,075

		11,141

Housing — 0.1%

Connecticut Housing Finance Authority Series E, Subseries E-3, Rev., 1.63%, 11/15/2022 (d)	1,750	1,756

Other Revenue — 0.1%

Tender Option Bond Trust Receipts/Certificates Series 2017-YX1077, Rev., VRDO, LIQ: Barclays Bank plc, 1.21%, 3/10/2020 (d) (f)	4,550	4,550

Total Connecticut		99,409

Delaware — 0.0% (b)

Utility — 0.0% (b)

Delaware Municipal Electric Corp. (The), Middletown and Seaford Project

Series 2019A, Rev., 5.00%, 10/1/2020	195	200

Series 2019A, Rev., 5.00%, 10/1/2021	145	154

Series 2019A, Rev., 5.00%, 10/1/2022	150	165

Series 2019A, Rev., 5.00%, 10/1/2023	220	249

		768

Total Delaware		768

District of Columbia — 0.2%

Education — 0.1%

District of Columbia, International School Issue Rev., 5.00%, 7/1/2022	500	542

Other Revenue — 0.0% (b)

District of Columbia, Kipp DC Project Rev., 5.00%, 7/1/2023	100	112

Transportation — 0.1%

Metropolitan Washington Airports Authority, Airport System Subseries C-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.18%, 3/10/2020 (d)	5,930	5,930

Total District of Columbia		6,584

Florida — 4.0%

Education — 0.0% (b)

Florida Higher Educational Facilities Financial Authority, Institute of Technology

Rev., 5.00%, 10/1/2020	115	117

Rev., 5.00%, 10/1/2021	115	122

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Education — continued

Florida Higher Educational Facilities Financial Authority, Ringling College Project

Rev., 4.00%, 3/1/2021	60	62

Rev., 4.00%, 3/1/2022	55	58

Rev., 5.00%, 3/1/2023	185	207

Rev., 5.00%, 3/1/2024	110	127

Florida Higher Educational Facilities Financial Authority, St. Leo University Project

Series 2019, Rev., 5.00%, 3/1/2021	350	362

Series 2019, Rev., 5.00%, 3/1/2022	355	377

Series 2019, Rev., 5.00%, 3/1/2023	410	448

		1,880

General Obligation — 0.0% (b)

City of Lauderhill GO, 3.00%, 1/1/2021	425	433

Hospital — 0.5%

Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Series 2007A-2, Rev., VRDO, 1.15%, 3/10/2020 (d)	15,000	15,000

Lee Memorial Health System

Series 2019A-1, Rev., 5.00%, 4/1/2020	1,875	1,881

Series 2019A-1, Rev., 5.00%, 4/1/2022	750	812

Series 2019A-1, Rev., 5.00%, 4/1/2023	400	449

Series 2019A-1, Rev., 5.00%, 4/1/2024	575	666

Orange County Health Facilities Authority, The Nemours Foundation Project Series B, Rev., VRDO, LOC: Northern Trust Co., 1.12%, 3/10/2020 (d)	880	880

		19,688

Other Revenue — 0.1%

County of Escambia, International Paper Co. Project, Environmental Improvement, Composite Offering 2019 Series 2019B, Rev., 2.00%, 10/1/2024 (d)	775	795

County of Hillsborough, Capital Improvement Program Rev., 5.00%, 8/1/2021	30	32

Village Community Development District No. 13 Rev.,, 2.63%, 5/1/2024 (f)	500	508

West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area

5.00%, 3/1/2023	1,335	1,496

5.00%, 3/1/2024	1,160	1,340

		4,171

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	89

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Prerefunded — 0.3%

County of Miami-Dade, Water and Sewer System Rev., AGM, 5.00%, 10/1/2029 (e)	10,000	10,246

Orlando-Orange County Expressway Authority Series C, Rev., 5.00%, 7/1/2035 (e)	25	25

		10,271

Transportation — 0.6%

County of Miami-Dade, Seaport Department Series A, Rev., VRDO, LOC: PNC Bank NA, 1.18%, 3/10/2020 (d)	8,000	8,000

Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project Series B, Rev., AMT, 1.90%, 3/17/2020 (d)	15,000	15,005

		23,005

Utility — 1.8%

City of Gainesville, Utilities System Series B, Rev., VRDO, LIQ: Barclays Bank plc, 1.18%, 3/10/2020 (d)	6,100	6,100

County of Martin, Utilities System Series A, Rev., 5.00%, 10/1/2020	90	92

Orlando Utilities Commission, Utility System

Series 2008-1, Rev., VRDO, LIQ: TD Bank NA, 1.16%, 3/10/2020 (d)	43,000	43,000

Series B, Rev., VRDO, LIQ: TD Bank NA, 1.16%, 3/10/2020 (d)	25,820	25,820

		75,012

Water & Sewer — 0.7%

Broward County, Water and Sewer Utility Series 2012B, Rev., 5.00%, 10/1/2020	20	21

JEA Water and Sewer System Series 2008A-1, Rev., VRDO, LIQ: U.S. Bank NA, 1.23%, 3/2/2020 (d)	30,600	30,600

		30,621

Total Florida		165,081

Georgia — 2.8%

Education — 1.4%

Private Colleges & Universities Authority Series C, Rev., (SIFMA Municipal Swap Index Yield + 0.25%), 1.40%, 3/10/2020 (g)	57,865	57,878

General Obligation — 0.1%

Clarke County School District, Sales Tax GO, 5.00%, 9/1/2021	30	32

Dougherty County School District, Sales Tax

Series 2018, GO, 4.00%, 12/1/2020	1,250	1,279

Hall County School District Series 2018, GO, 5.00%, 11/1/2020	1,250	1,285

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

Pike County School District GO, 4.00%, 10/1/2020	400	407

		3,003

Hospital — 0.0% (b)

Richmond County Hospital Authority, University Health Services, Inc. Project Rev., RAN, 5.00%, 1/1/2022	100	107

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)

Savannah Economic Development Authority, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (d)	1,675	1,718

Other Revenue — 0.0% (b)

Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project

Series 2017, Rev., 5.00%, 7/1/2020	275	278

Series 2017, Rev., 5.00%, 7/1/2021	370	390

Series 2017, Rev., 5.00%, 7/1/2022	300	328

		996

Prerefunded — 0.6%

DeKalb County Hospital Authority, Medical Center, Inc. Project

Rev., RAN, 6.00%, 9/1/2030 (e)	5,470	5,611

Rev., RAN, 6.13%, 9/1/2040 (e)	17,925	18,397

		24,008

Transportation — 0.6%

Georgia State Road and Tollway Authority, Federal Highway Series B, Rev., 5.00%, 6/1/2020	15,445	15,603

Metropolitan Atlanta Rapid Transit Authority

Series A, Rev., 3.00%, 7/1/2020	2,900	2,921

Series A, Rev., 3.75%, 7/1/2021	5,585	5,806

		24,330

Utility — 0.1%

Municipal Electric Authority of Georgia Series B, Rev., VRDO, LOC: Barclays Bank plc, 1.18%, 3/10/2020 (d)	4,145	4,145

Total Georgia		116,185

Hawaii — 0.1%

General Obligation — 0.1%

City and County of Honolulu, Rail Transit Project Series 2017H, GO, VRDO, 1.45%, 3/10/2020 (d)	5,000	5,000

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Idaho — 0.2%

Education — 0.1%

University of Idaho

Series 2020A, Rev., 5.00%, 4/1/2021 (c)	390	406

Series 2020A, Rev., 5.00%, 4/1/2022 (c)	165	178

Series 2020A, Rev., 5.00%, 4/1/2023 (c)	355	398

Series 2020A, Rev., 5.00%, 4/1/2024 (c)	315	365

Series 2020A, Rev., 5.00%, 4/1/2025 (c)	330	395

		1,742

Hospital — 0.1%

Idaho Health Facilities Authority, Trinity Health Credit Group Series 2013ID, Rev., 1.05%, 5/1/2020 (d)	4,450	4,451

Transportation — 0.0% (b)

Idaho Housing and Finance Association, Federal Highway Trust

Series A, Rev., GRAN, 5.00%, 7/15/2020	425	431

Series A, Rev., GRAN, 5.00%, 7/15/2021	25	27

		458

Total Idaho		6,651

Illinois — 6.7%

Education — 1.0%

Cook County School District No. 89, Maywood Melrose Park

Rev., AGM, 4.00%, 12/15/2020	415	424

Rev., AGM, 4.00%, 12/15/2021	515	542

Rev., AGM, 4.00%, 12/15/2022	535	578

Rev., AGM, 4.00%, 12/15/2023	555	613

Rev., AGM, 4.00%, 12/15/2024	580	652

Illinois Finance Authority, Local Government Program, East Prairie School District Number 73 Project

Rev., 4.00%, 12/1/2020	230	235

Rev., 5.00%, 12/1/2021	250	268

Illinois Finance Authority, North Park University Project Rev., VRDO, LOC: U.S. Bank NA, 1.08%, 3/10/2020 (d)	9,050	9,050

Illinois Finance Authority, Northwestern University Subseries 2008-B, Rev., VRDO, 1.12%, 3/10/2020 (d)	3,425	3,425

Illinois Finance Authority, The University of Chicago Rev., VRDO, 1.14%, 3/10/2020 (d)	20,028	20,028

Illinois Finance Authority, Wesleyan University Rev., 5.00%, 9/1/2022	560	608

Lake County School District No. 70 Libertyville Series 2019, Rev., 4.00%, 1/1/2023	300	325

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Education — continued

University of Illinois, Auxiliary Facilities System Series A, Rev., 5.00%, 4/1/2024	2,500	2,793

Will County, Community Consolidated School District No. 70-C Laraway, Lease Certificates

Series A, Rev., AGM, 4.00%, 12/1/2020	385	394

Series A, Rev., AGM, 4.00%, 12/1/2021	400	421

		40,356

General Obligation — 2.9%

Adams County School District No. 172 GO, AGM, 4.00%, 2/1/2021	300	308

Buffalo Grove Park District, Lake and Cook Counties GO, 2.00%, 12/30/2020	330	333

Champaign Coles Et Al Counties Community College District No. 505

Series 2018B, GO, 4.00%, 12/1/2020	1,250	1,279

Series 2018B, GO, 4.00%, 12/1/2021	2,500	2,636

Series 2018C, GO, 4.00%, 12/1/2021	465	490

Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation

Series 2020A, GO, Zero Coupon, 1/1/2022	200	196

Series 2020A, GO, Zero Coupon, 1/1/2023	200	194

Series 2020A, GO, Zero Coupon, 1/1/2024	385	366

Chicago Park District, Limited Tax

Series 2011B, GO, 4.00%, 1/1/2021	100	102

Series 2013B, GO, 5.00%, 1/1/2021	100	103

Chicago Park District, Unlimited Tax Series 2011C, GO, 5.00%, 1/1/2022	175	186

Chicago Park District, Unlimited Tax, Special Recreation Activity Series 2018E, GO, 5.00%, 11/15/2021	300	319

City of Aurora

Series 2019A, GO, 4.00%, 12/30/2021	470	497

Series 2019A, GO, 4.00%, 12/30/2022	1,525	1,649

Series 2019A, GO, 4.00%, 12/30/2023	1,595	1,769

Series 2019A, GO, 4.00%, 12/30/2024	1,655	1,879

City of Calumet Series 2018, GO, 4.00%, 3/1/2020	150	150

City of Danville

GO, 2.00%, 12/1/2020	170	171

GO, 2.00%, 12/1/2021	255	258

GO, 3.00%, 12/1/2022	140	145

GO, 4.00%, 12/1/2023	145	158

City of Elgin

Series 2020A, GO, 2.00%, 12/15/2021	230	234

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	91

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — continued

Series 2020A, GO, 3.00%, 12/15/2022	1,480	1,558

Series 2020A, GO, 3.00%, 12/15/2023	1,025	1,096

City of Kankakee Series 2011A, GO, AGM, 4.30%, 1/1/2021	1,040	1,067

City of Rock Island

Series B, GO, AGM, 3.00%, 12/1/2020	200	203

Series A, GO, AGM, 3.00%, 12/1/2021	130	134

Series B, GO, AGM, 3.00%, 12/1/2021	200	207

City of Rockford

Series 2019A, GO, AGM, 4.00%, 12/15/2020	100	102

Series 2019A, GO, AGM, 4.00%, 12/15/2021	130	137

Series 2019A, GO, AGM, 4.00%, 12/15/2022	135	145

Series 2019A, GO, AGM, 4.00%, 12/15/2023	140	153

City of Waukegan

Series A, GO, AGM, 3.00%, 12/30/2020	590	600

Series A, GO, AGM, 4.00%, 12/30/2023	525	577

Clay Wayne and Marion Counties Community Unit School District No. 35

Series 2019, GO, AGM, 5.00%, 12/1/2020	145	149

Series 2019, GO, AGM, 5.00%, 12/1/2021	205	218

Series 2019, GO, AGM, 5.00%, 12/1/2022	165	182

Series 2019, GO, AGM, 5.00%, 12/1/2023	175	198

Cook County

Series 2018, GO, 5.00%, 11/15/2020	900	923

Series 2018, GO, 5.00%, 11/15/2021	700	743

Series A, GO, 5.00%, 11/15/2021	355	376

Series C, GO, 5.00%, 11/15/2022	180	197

Cook County Community College District No. 508 GO, 5.25%, 12/1/2029	250	286

Cook County Community Consolidated School District No. 34 Glenview

GO, 4.00%, 12/1/2020	100	102

GO, 4.00%, 12/1/2021	175	185

GO, 4.00%, 12/1/2022	150	162

GO, 4.00%, 12/1/2023	150	167

Cook County Community Consolidated School District No. 65 Evanston GO, 5.00%, 12/1/2020	270	278

Cook County Community School District No. 97 Oak Park

GO, 4.00%, 1/1/2021	550	564

GO, 4.00%, 1/1/2022	400	423

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

GO, 4.00%, 1/1/2023	300	326

GO, 4.00%, 1/1/2024	275	306

Cook County Community Unit School District No. 401 Elmwood Park Series 2013, GO, 4.00%, 12/1/2023	3,440	3,596

Cook County High School District No. 207 Maine Township

Series 2019A, GO, 4.00%, 12/1/2021	8,330	8,782

Series 2019B, GO, 3.50%, 12/1/2022	325	346

Cook County School District No. 100 South Berwyn

Series 2019A, GO, 3.00%, 12/1/2020	100	101

Series 2019C, GO, 3.00%, 12/1/2020	100	102

Series 2019A, GO, 4.00%, 12/1/2021	100	105

Series 2019C, GO, 4.00%, 12/1/2021	165	174

Series 2019A, GO, 4.00%, 12/1/2022	235	252

Series 2019C, GO, 4.00%, 12/1/2022	605	649

Series 2019A, GO, 5.00%, 12/1/2023	345	391

Series 2019C, GO, 5.00%, 12/1/2023	660	747

Cook County School District No. 102 La Grange, Limited Tax

GO, AGM, 4.00%, 12/15/2020 (c)	400	409

GO, AGM, 4.00%, 12/15/2021 (c)	840	883

GO, AGM, 4.00%, 12/15/2022 (c)	825	892

GO, AGM, 4.00%, 12/15/2023 (c)	825	916

GO, AGM, 4.00%, 12/15/2024 (c)	930	1,056

GO, AGM, 4.00%, 12/15/2025 (c)	985	1,142

Cook County School District No. 109 Indian Springs, Limited Tax

Series 2020A, GO, 4.00%, 12/1/2023	125	138

Series 2020A, GO, 4.00%, 12/1/2024	400	450

Cook County School District No. 145, Arbor Park

Series 2019B, GO, 4.00%, 12/1/2021	150	158

Series 2019D, GO, 4.00%, 12/1/2023	110	120

Cook County School District No. 148 Dolton

Series 2018A, GO, 5.00%, 12/1/2021	450	478

Series 2018A, GO, 5.00%, 12/1/2022	725	794

Cook County School District No. 150, South Holland

GO, 4.00%, 4/1/2021	175	181

GO, 4.00%, 4/1/2022	190	201

Cook County School District No. 160, Country Club Hills

Series 2020A, GO, 4.00%, 12/1/2021	250	262

Series 2020A, GO, 4.00%, 12/1/2022	510	547

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — continued

Series 2020A, GO, 4.00%, 12/1/2023	285	313

Series 2020A, GO, 4.00%, 12/1/2024	255	286

Cook County School District No. 160, Country Club Hills, Limited Tax

Series 2020B, GO, 4.00%, 12/1/2022	180	193

Series 2020B, GO, 4.00%, 12/1/2023	100	110

Series 2020B, GO, 4.00%, 12/1/2024	100	112

Cook County School District No. 63 East Maine

GO, 5.00%, 12/1/2020	2,170	2,237

GO, 5.00%, 12/1/2021	1,845	1,976

GO, 5.00%, 12/1/2022	1,935	2,148

Cook County School District No. 69, Skokie, Limited Tax

GO, 4.00%, 12/1/2024 (c)	315	359

GO, 4.00%, 12/1/2025 (c)	460	535

Cook County School District No. 99 Cicero

Series 2019B, GO, 5.00%, 12/1/2022	350	385

Series 2019B, GO, 5.00%, 12/1/2023	575	653

Cook County, Community Consolidated School District No. 146 Tinley Park

GO, 4.00%, 12/1/2020	200	204

GO, 4.00%, 12/1/2021	200	211

Cook County, Proviso Township High School District No. 209 GO, 5.00%, 12/1/2021	2,825	3,022

County of Will

Series 2019, GO, 5.00%, 11/15/2020	810	833

Series 2019, GO, 5.00%, 11/15/2021	270	289

Series 2019, GO, 5.00%, 11/15/2022	475	527

Series 2019, GO, 5.00%, 11/15/2023	525	603

DuPage County Community High School District No. 94

GO, 4.00%, 1/1/2021	200	205

GO, 4.00%, 1/1/2033	10	11

DuPage County High School District No. 87 Glenbard GO, 3.00%, 10/1/2022	1,500	1,575

Flagg-Rochelle Community Park District

Series A, GO, AGM, 4.00%, 1/1/2021	100	102

Series A, GO, AGM, 4.00%, 1/1/2022	210	222

Series A, GO, AGM, 4.00%, 1/1/2023	220	236

Series A, GO, AGM, 4.00%, 1/1/2024	225	247

Grundy County School District No. 54 Series 2011A, GO, AGM, 7.25%, 12/1/2021	710	787

Hoffman Estates Park District

Series 2019A, GO, 4.00%, 12/1/2020	1,300	1,329

Series 2019A, GO, 4.00%, 12/1/2021	135	142

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

Series 2019B, GO, 4.00%, 12/1/2023	245	272

Jackson County Community Unit School District No. 186 GO, AGM, 4.00%, 12/1/2020	265	271

Joliet Park District, Limited Tax Park GO, 4.00%, 2/1/2021	830	852

Kane County School District No. 131 Aurora East Side

Series 2020A, GO, AGM, 2.00%, 12/1/2020 (c)	185	187

Series 2020B, GO, AGM, 2.00%, 12/1/2020 (c)	220	222

Series 2020A, GO, AGM, 3.00%, 12/1/2021 (c)	175	181

Series 2020B, GO, AGM, 3.00%, 12/1/2021 (c)	255	264

Series 2020A, GO, AGM, 4.00%, 12/1/2022 (c)	120	130

Series 2020B, GO, AGM, 4.00%, 12/1/2022 (c)	220	238

Series 2020A, GO, AGM, 5.00%, 12/1/2023 (c)	145	166

Series 2020B, GO, AGM, 5.00%, 12/1/2023 (c)	235	269

Series 2020A, GO, AGM, 5.00%, 12/1/2024 (c)	240	284

Series 2020A, GO, AGM, 5.00%, 12/1/2025 (c)	55	67

Series 2020B, GO, AGM, 5.00%, 12/1/2025 (c)	115	140

Kendall Kane and Will Counties Community Unit School District No. 308

Series B, GO, 4.00%, 10/1/2020	225	229

Series B, GO, 4.00%, 10/1/2021	255	267

Series B, GO, 5.00%, 10/1/2022	1,375	1,502

La Grange Park District Series 2012B, GO, 5.00%, 12/1/2021	415	444

Lee & Ogle Counties School District No. 170 Dixon

Series 2019A, GO, AGM, 3.00%, 1/30/2021	50	51

Series 2019B, GO, AGM, 3.00%, 1/30/2021	120	122

Series 2019A, GO, AGM, 3.00%, 1/30/2022	160	166

Series 2019B, GO, AGM, 3.00%, 1/30/2022	245	254

Series 2019A, GO, AGM, 3.00%, 1/30/2023	170	178

Series 2019B, GO, AGM, 3.00%, 1/30/2023	255	266

Lincoln Land Community College District No. 526 GO, 5.00%, 12/15/2021	125	134

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	93

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — continued

Madison-Macoupin Etc Counties Community College District No. 536, Lewis and Clark Community

GO, AGM, 4.00%, 5/1/2020	75	76

GO, AGM, 4.00%, 5/1/2022	750	797

GO, AGM, 4.00%, 5/1/2023	700	761

Sangamon County Community Unit School District No. 5 Ball-Chatham

Series B, GO, 5.00%, 1/1/2022	1,650	1,772

GO, 4.00%, 2/1/2023	2,015	2,177

Sangamon Menard Etc Counties Community School District No. 8 Pleasant Plains

Series 2019C, GO, 4.00%, 1/1/2022	165	174

Series 2019C, GO, 4.00%, 1/1/2023	310	334

Series 2019C, GO, 4.00%, 1/1/2024	370	408

State of Illinois

Series D, GO, 5.00%, 11/1/2020	5,000	5,132

GO, 5.00%, 2/1/2024	3,370	3,843

Village of Antioch GO, 3.00%, 12/1/2020	290	294

Village of Bartlett

GO, 5.00%, 12/1/2021	980	1,048

GO, 5.00%, 12/1/2022	1,065	1,179

GO, 5.00%, 12/1/2023	1,130	1,292

Village of Bolingbrook Series A, GO, AGM, 4.00%, 1/1/2021	185	190

Village of Flossmoor

GO, 3.00%, 12/1/2020	585	594

GO, 3.00%, 12/1/2021	605	626

Village of Franklin Park GO, 4.00%, 1/1/2021	500	512

Village of Gilberts Series 2011, GO, 4.00%, 12/1/2021	440	454

Village of Hoffman Estates

Series A, GO, 3.00%, 12/1/2020	110	112

GO, 5.00%, 12/1/2020	270	278

GO, 5.00%, 12/1/2021	210	225

Village of Midlothian

Series 2019A, GO, 4.00%, 1/1/2023	190	204

Series 2019A, GO, 4.00%, 1/1/2024	120	132

Village of Sugar Grove, Kane County, Waterworks and Sewerage GO, 3.00%, 5/1/2020	390	391

Village of Villa Park

Series B, GO, 4.00%, 12/15/2020	125	128

Series B, GO, 4.00%, 12/15/2021	190	200

Series B, GO, 4.00%, 12/15/2022	200	216

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

Series B, GO, 4.00%, 12/15/2023	205	227

Village of Villa Park, Illinois Alternate Source

Series 2018C, GO, 3.00%, 12/15/2020	415	422

Series 2018C, GO, 4.00%, 12/15/2021	505	532

Village of Villa Park, Sales Tax Series A, GO, 4.00%, 12/15/2023	125	138

Village of Woodridge Series 2017, GO, 3.00%, 2/1/2021	250	255

Washington County Community Unit School District No. 10 West Washington

GO, 4.00%, 1/15/2021	740	759

GO, 4.00%, 1/15/2022	575	607

GO, 4.00%, 1/15/2023	685	738

Whiteside and Lee Counties, Sterling Community Unit School District No. 5 GO, AGM, 4.00%, 12/1/2020	320	327

Whiteside County Community Unit School District No. 6 Morrison

Series A, GO, AGM, 4.00%, 12/1/2020	205	209

Series A, GO, AGM, 4.00%, 12/1/2021	745	785

Will County Community High School District No. 210 Lincoln-Way

GO, AGM, 4.00%, 1/1/2021	100	102

GO, AGM, 4.00%, 1/1/2022	1,000	1,052

Will County Township High School District No. 204 Joliet

GO, 4.00%, 1/1/2021	75	77

GO, 4.00%, 1/1/2023	125	135

Will, Grundy, Livingston, Cook, Kendal, Lasalle and Kankakee Counties, Joliet Junior College, Community College District No. 525

GO, 5.00%, 1/1/2022	5,275	5,658

GO, 5.00%, 1/1/2023	5,495	6,105

GO, 5.00%, 1/1/2024	2,600	2,986

Winnebago and Stephenson Counties School District No. 323, School Building GO, 5.00%, 11/1/2020	100	103

		120,832

Hospital — 1.5%

Illinois Finance Authority, Ascension Health Alliance Senior Credit Group Series E-2, Rev., 1.75%, 4/1/2021 (d)	250	252

Illinois Finance Authority, Little Company of Mary Hospital and Health Care Centers

Series 2008B, Rev., VRDO, LOC: Barclays Bank plc, 1.18%, 3/10/2020 (d)	42,220	42,220

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Hospital — continued

Series A, Rev., VRDO, LOC: Barclays Bank plc, 1.18%, 3/10/2020 (d)	18,840	18,840

		61,312

Housing — 0.1%

Illinois Housing Development Authority Series 2019A, Rev., FHA, 1.60%, 1/1/2023 (d)	5,600	5,635

Other Revenue — 0.9%

City of Rochelle Series A, Rev., AGM, 3.00%, 6/30/2020	275	277

Illinois Finance Authority, Carle Foundation Series B, Rev., VRDO, LOC: Northern Trust Co., 1.13%, 3/10/2020 (d)	6,080	6,080

Metropolitan Pier and Exposition Authority, Illinois Dedicated State Tax, Capital Appreciation Series 1992A, Rev., NATL-RE, Zero Coupon, 6/15/2020	130	130

Peoria Public Building Commission

Series A, Rev., AGM, 3.00%, 12/1/2022	75	78

Series A, Rev., AGM, 4.00%, 12/1/2024	655	737

Sales Tax Securitization Corp. Series C, Rev., 5.00%, 1/1/2023	2,700	2,999

St. Charles Public Library District

Series 2019, Rev., 3.00%, 11/1/2020	100	101

Series 2019, Rev., 3.00%, 11/1/2021	85	88

Series 2019, Rev., 4.00%, 11/1/2022	100	107

State of Illinois, Sales Tax, Junior Obligation

Series A, Rev., 5.00%, 6/15/2020	4,600	4,648

Series B, Rev., 5.00%, 6/15/2020	5,000	5,049

Rev., 5.00%, 6/15/2021	110	115

Series 2018B, Rev., 5.00%, 6/15/2021	5,000	5,239

Rev., 5.00%, 6/15/2023	990	1,109

Tender Option Bond Trust Receipts/Certificates

Series 2015-XF1045, Rev., VRDO, LOC: Barclays Bank plc, 1.30%, 3/10/2020 (d) (f)	6,550	6,550

Series 2018, Rev., VRDO, LIQ: Barclays Bank plc, 1.30%, 3/10/2020 (d) (f)	4,500	4,500

		37,807

Prerefunded — 0.1%

Chicago O’Hare International Airport, Third Lien Series 2011C, Rev., 6.50%, 1/1/2041 (e)	5,000	5,235

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Special Tax — 0.0% (b)

Village of Hampshire, Special Service Area No. 14, Lakewood Crossing Rev., 1.90%, 3/1/2020	200	200

Transportation — 0.2%

Chicago Midway International Airport, Second Lien

Series 2014A, Rev., AMT, 5.00%, 1/1/2021	1,000	1,033

Series 2014B, Rev., 5.00%, 1/1/2023	150	167

Chicago O’Hare International Airport, General Airport, Senior Lien Series 2016G, Rev., AMT, 5.00%, 1/1/2021	200	207

Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula Funds Rev., 5.00%, 6/1/2021	270	282

Illinois State Toll Highway Authority Series 2019C, Rev., 5.00%, 1/1/2025	5,000	5,953

		7,642

Total Illinois		279,019

Indiana — 3.6%

Education — 0.3%

Fort Wayne Community School Building Corp., First Mortgage

Rev., 4.00%, 7/15/2020	165	167

Rev., 4.00%, 1/15/2021	100	103

Rev., 4.00%, 7/15/2021	250	260

Rev., 4.00%, 1/15/2022	250	264

Rev., 4.00%, 7/15/2022	125	134

Hammond Multi-School Building Corp., First Mortgage

Rev., 4.00%, 7/15/2020	615	621

Rev., 4.00%, 7/15/2021	670	695

Indiana Finance Authority, Butler University Project

Rev., 3.00%, 2/1/2021	140	143

Rev., 3.00%, 2/1/2022	210	218

Rev., 3.00%, 2/1/2023	225	238

Indiana Finance Authority, Marian University Project

Series A, Rev., 5.00%, 9/15/2020	50	51

Series A, Rev., 5.00%, 9/15/2021	60	63

Series A, Rev., 5.00%, 9/15/2022	50	55

Series A, Rev., 5.00%, 9/15/2023	75	84

Series A, Rev., 5.00%, 9/15/2024	155	179

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	95

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Education — continued

North Putnam Middle School Building Corp., Property Tax, First Mortgage

Series 2019, Rev., 3.00%, 1/15/2021	170	173

Series 2019, Rev., 3.00%, 7/15/2021	190	195

Series 2019, Rev., 3.00%, 1/15/2022	250	260

Series 2019, Rev., 3.00%, 7/15/2022	150	157

Purdue University, Student Facilities System Series 2007C, Rev., VRDO, 1.07%, 3/10/2020 (d)	6,575	6,575

South Madison Elementary School Building Corp., Indiana Ad Valorem Property Tax

Rev., 4.00%, 7/15/2020	70	71

Rev., 4.00%, 1/15/2021	100	103

Rev., 4.00%, 7/15/2021	80	83

Southmont School Building Corp., Ad Valorem Property Tax Rev., 4.00%, 7/15/2020	190	192

Tippecanoe County School Building Corp.

Rev., 4.00%, 7/15/2020	240	243

Rev., 4.00%, 1/15/2021	300	308

Rev., 4.00%, 7/15/2021	200	208

Rev., 4.00%, 1/15/2022	365	386

Rev., 4.00%, 7/15/2022	275	295

Rev., 4.00%, 1/15/2023	300	326

Rev., 4.00%, 7/15/2023	380	419

		13,269

General Obligation — 0.5%

Fort Wayne Community Schools

GO, 2.00%, 7/15/2020	450	452

GO, 4.00%, 1/15/2021	455	467

GO, 4.00%, 7/15/2021	630	656

GO, 4.00%, 1/15/2022	755	798

Franklin Township Community School Corp.

GO, 4.00%, 7/15/2020	1,415	1,430

GO, 4.00%, 1/15/2021	1,465	1,502

Metropolitan School District of Southwest Allen County

Series 2019B, GO, 4.00%, 7/15/2020	175	177

Series 2019B, GO, 4.00%, 1/15/2021	110	113

Series 2019B, GO, 4.00%, 7/15/2021	100	104

Series 2019B, GO, 4.00%, 1/15/2022	100	106

Series 2019B, GO, 4.00%, 7/15/2022	590	632

Series 2019B, GO, 4.00%, 1/15/2023	520	564

Series 2019B, GO, 4.00%, 7/15/2023	485	533

Series 2019B, GO, 4.00%, 1/15/2024	575	639

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

Metropolitan School District Washington Township

GO, 4.00%, 7/15/2021	250	261

GO, 4.00%, 1/15/2022	590	624

Vinton-Tecumseh School Building Corp. Series C, GO, BAN, 2.50%, 4/1/2020	10,000	10,011

		19,069

Hospital — 1.2%

Indiana Finance Authority, Goshen Health Series B, Rev., 2.10%, 11/1/2026 (d)	2,700	2,805

Indiana Finance Authority, Health Obligation

Series L, Rev., (SIFMA Municipal Swap Index Yield + 0.28%), 1.43%, 3/10/2020 (g)	10,000	10,003

Series B, Rev., 2.25%, 7/1/2025 (d)	5,000	5,339

Indiana Finance Authority, University Health Obligated Group Series E, Rev., VRDO, LOC: Bank of America NA, 1.14%, 3/10/2020 (d)	1,055	1,055

Indiana Health Facility Financing Authority, Ascension Health Credit Group

Rev., 1.37%, 5/1/2020 (d)	3,675	3,678

Series 2001 A-2, Rev., 2.00%, 2/1/2023 (d)	25,000	25,715

		48,595

Other Revenue — 0.9%

Hammond Local Public Improvement Bond Bank

Series 2020A, Rev., 2.25%, 6/30/2020	2,000	2,004

Series 2020A, Rev., 2.38%, 12/31/2020	2,000	2,012

Indiana Finance Authority, Lease Appropriation Series 2007A-3, Rev., VRDO, LIQ: U.S. Bank NA, 1.24%, 3/2/2020 (d)	27,475	27,475

Indiana State Finance Authority, Lease Appropriation, Stadium Project Series A, Rev., VRDO, 1.14%, 3/10/2020 (d)	6,820	6,820

		38,311

Prerefunded — 0.0% (b)

Indiana Health Facility Financing Authority, Ascension Health Credit Group Rev., 1.37%, 5/1/2020 (d) (e)	95	95

Utility — 0.7%

City of Rockport, AEP Generating Company Project

Series A, Rev., 1.35%, 9/1/2022 (d)	2,000	2,012

Series B, Rev., 1.35%, 9/1/2022 (d)	2,250	2,263

City of Rockport, Indiana Michigan Power Company Project Series 2009B, Rev., 3.05%, 6/1/2025	6,500	7,101

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Utility — continued

Indiana Finance Authority, Duke Energy Indiana, Inc., Project Series A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.20%, 3/10/2020 (d)	20,000	20,000

		31,376

Water & Sewer — 0.0% (b)

City of Martinsville, Waterworks Rev., AGM, 2.00%, 7/1/2020	310	311

Town of Schererville, Sewage Works

Rev., 2.00%, 3/1/2020	100	100

Rev., 4.00%, 3/1/2021	50	51

Rev., 4.00%, 3/1/2022	75	80

Rev., 4.00%, 3/1/2023	75	81

Rev., 4.00%, 3/1/2024	110	123

		746

Total Indiana		151,461

Iowa — 0.6%

Certificate of Participation/Lease — 0.0% (b)

City of Altoona, Evidencing an Ownership Interest in Base Lease Payments Pursuant to a Lease Purchase Agreement

Series 2020A, COP, 4.00%, 6/1/2022	225	240

Series 2020A, COP, 4.00%, 6/1/2023	275	302

City of Coralville Series 2016E, COP, 4.00%, 6/1/2023	325	330

		872

Education — 0.0% (b)

North Polk Community School District, Iowa School Infrastructure Sales Series 2020B, Rev., 4.00%, 6/1/2022	450	479

General Obligation — 0.1%

City of Iowa Falls

GO, 3.00%, 6/1/2020	120	121

GO, 3.00%, 6/1/2023	230	244

City of Sac City

GO, 5.00%, 6/1/2020	150	152

GO, 5.00%, 6/1/2021	160	168

County of Plymouth

GO, AGM, 3.00%, 6/1/2020	280	282

GO, AGM, 3.00%, 6/1/2021	565	580

GO, AGM, 3.00%, 6/1/2022	290	302

Waukee Community School District GO, 5.00%, 6/1/2020	45	45

		1,894

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hospital — 0.5%

Iowa Finance Authority, Health Systems Rev., VRDO, 1.72%, 3/10/2020 (d) (f)	19,650	19,650

Other Revenue — 0.0% (b)

City of Coralville, Annual Appropriation Series 2018D, Rev., 3.00%, 5/1/2020	300	300

State of Iowa, Ijobs Program Series A, Rev., 5.00%, 6/1/2021	400	421

		721

Total Iowa		23,616

Kansas — 0.5%

Certificate of Participation/Lease — 0.1%

Johnson County Park and Recreation District

Series 2019B, COP, 3.00%, 9/1/2020	340	343

Series 2019A, COP, 5.00%, 9/1/2020	200	204

Series 2019B, COP, 3.00%, 9/1/2021	255	263

Series 2019A, COP, 5.00%, 9/1/2021	240	255

Series 2019B, COP, 3.00%, 9/1/2022	200	210

Series 2019A, COP, 5.00%, 9/1/2022	250	274

Series 2019B, COP, 3.00%, 9/1/2023	200	213

Series 2019A, COP, 5.00%, 9/1/2023	125	142

Kansas City Kansas Community College

Series 2020A, COP, 4.00%, 4/1/2021	450	464

Series 2020A, COP, 4.00%, 4/1/2022	600	637

Series 2020A, COP, 4.00%, 4/1/2023	800	871

Series 2020A, COP, 4.00%, 4/1/2024	500	558

		4,434

General Obligation — 0.3%

Butler County Unified School District No. 385, Temporary Notes GO, 3.00%, 12/1/2020	815	827

City of Manhattan, Temporary Notes GO, 1.50%, 6/15/2022	5,915	5,921

County of Reno, Temporary Notes GO, 3.00%, 12/1/2021	4,605	4,673

Sedgwick County Unified School District No. 267 Renwick

Series 2019A, GO, 3.00%, 11/1/2022	100	105

Series 2019A, GO, 3.00%, 11/1/2023	100	107

Wyandotte County Unified School District No. 202 Turner

Series 2019A, GO, AGM, 2.00%, 9/1/2021	200	203

Series 2019A, GO, AGM, 3.00%, 9/1/2022	125	131

Series 2019A, GO, AGM, 3.00%, 9/1/2023	400	426

Series 2019A, GO, AGM, 3.00%, 9/1/2024	400	433

		12,826

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	97

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Hospital — 0.0% (b)

City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc. Series A, Rev., 5.00%, 5/15/2020	440	443

Other Revenue — 0.1%

Overland Park Development Corp., Overland Park Convention Center

Rev., 3.00%, 3/1/2020	2,235	2,235

Rev., 4.00%, 3/1/2021	1,400	1,440

		3,675

Total Kansas		21,378

Kentucky — 1.8%

General Obligation — 0.0% (b)

Lexington-Fayette Urban County Government, Various Purpose Series 2014A, GO, 5.00%, 9/1/2020	20	20

Hospital — 0.8%

City of Ashland, Ashland Hospital Corp. DBA King’s Daughters Medical Center

Rev., 5.00%, 2/1/2021	385	398

Rev., 5.00%, 2/1/2022	500	534

Rev., 5.00%, 2/1/2023	600	662

Rev., 5.00%, 2/1/2024	575	652

Louisville/Jefferson County Metropolitan Government, Health System, Norton Healthcare, Inc.

Series 2020B, Rev., 5.00%, 3/10/2020 (c) (d)	22,000	25,179

Series 2020C, Rev., 5.00%, 3/10/2020 (c) (d)	5,000	6,251

		33,676

Housing — 0.3%

Kentucky Housing Corp., BTT Development III Portfolio Rev., 1.40%, 6/1/2022 (d)	3,315	3,342

Kentucky Housing Corp., Henry Greene Apartments Project Rev., 2.00%, 9/1/2020 (d)	7,200	7,236

		10,578

Industrial Development Revenue/Pollution Control Revenue — 0.3%

Louisville/Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project Series 2003A, Rev., 1.85%, 4/1/2021 (d)	10,000	10,088

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other Revenue — 0.0% (b)

Kentucky State Property and Buildings Commission, Project No. 110 Rev., 5.00%, 8/1/2024	85	99

Kentucky State Property and Buildings Commission, Project No. 99 Series A, Rev., 5.00%, 11/1/2021	1,540	1,581

		1,680

Prerefunded — 0.0% (b)

Franklin County Public Properties Corp., Justice Center Project Series A, Rev., 4.50%, 4/1/2031 (e)	40	42

Transportation — 0.0% (b)

Louisville Regional Airport Authority, Airport System Series A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,093

Utility — 0.4%

Kentucky Public Energy Authority, Gas Supply

Series 2018A, Rev., 4.00%, 4/1/2020	780	782

Series 2018A, Rev., 4.00%, 4/1/2021	775	800

Series A, Rev., 4.00%, 4/1/2022	1,210	1,283

Louisville/Jefferson County Metropolitan Government, Kentucky Pollution Control, Louisville Gas and Electric Company Project Series B, Rev., AMT, 2.55%, 5/3/2021 (d)	2,750	2,797

Paducah Electric Plant Board

Rev., 5.00%, 10/1/2020	2,250	2,301

Rev., 5.00%, 10/1/2021	2,300	2,440

Rev., 5.00%, 10/1/2022	2,000	2,194

Rev., 5.00%, 10/1/2023	2,000	2,267

		14,864

Water & Sewer — 0.0% (b)

Kentucky Rural Water Finance Corp., Construction Series E-2018-1, Rev., 2.25%, 3/1/2020	1,565	1,565

Total Kentucky		73,606

Louisiana — 1.5%

General Obligation — 0.3%

Calcasieu Parish School District No. 23

GO, 5.00%, 9/1/2023	180	205

GO, 5.00%, 9/1/2024	250	294

Calcasieu Parish School District No. 31 GO, 3.00%, 3/1/2020	370	370

Calcasieu Parish School District No. 34 GO, 3.00%, 1/15/2022	520	541

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — continued

City of Shreveport, Water and Sewer GO, 5.00%, 9/1/2021	145	153

Iberia Parishwide School District GO, 2.00%, 3/1/2021	150	152

St. Martin Parish School Board GO, 3.00%, 3/1/2021	335	342

St. Tammany Parish Wide School District No. 12 GO, 2.00%, 3/1/2020	200	200

State of Louisiana Series 2013-C, GO, 5.00%, 7/15/2021	10,105	10,683

Zachary Community School District No. 1

GO, 3.00%, 3/1/2021	200	204

GO, 3.00%, 3/1/2022	685	715

GO, 3.00%, 3/1/2023	715	755

		14,614

Hospital — 1.0%

Louisiana Public Facilities Authority, Christus Health Series 2018D, Rev., 5.00%, 7/1/2020	700	709

Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 1.80%, 3/10/2020 (g)	40,000	40,126

Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project

Rev., 4.00%, 5/15/2020	195	196

Rev., 5.00%, 5/15/2020	325	328

		41,359

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)

Parish of St. Charles, Pollution Control, Shell Oil Co., Norco Project Series B, Rev., VRDO, 1.25%, 3/2/2020 (d)	150	150

Other Revenue — 0.2%

City of Youngsville LA

Rev., 3.00%, 12/1/2020	250	254

Rev., 3.00%, 12/1/2021	255	264

Louisiana Local Government Environmental Facilities and Community Development Authority, East Ascension Consolidated Gravity Drainage District No. 1 Project Series 2015, Rev., 5.00%, 12/1/2025	715	874

Louisiana Local Government Environmental Facilities and Community Development Authority, Lake Charles Public Improvement Projects Rev., 4.00%, 5/1/2020	200	201

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other Revenue — continued

Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2021	1,500	1,595

Louisiana Office Facilities Corp., Lease, Capitol Complex Program Series A, Rev., 5.00%, 5/1/2020	4,290	4,319

		7,507

Water & Sewer — 0.0% (b)

City of Shreveport, Water and Sewer, Junior Lien

Series 2019B, Rev., AGM, 4.00%, 12/1/2023	310	343

Series 2019B, Rev., AGM, 5.00%, 12/1/2024	225	266

		609

Total Louisiana		64,239

Maryland — 1.2%

Hospital — 1.1%

County of Montgomery, CHE Trinity Health Credit Group Series MD, Rev., VRDO, 1.12%, 6/1/2020 (d)	46,000	46,000

Other Revenue — 0.1%

Maryland Stadium Authority, Construction and Revitalization Program

Series 2018A, Rev., 5.00%, 5/1/2020	800	806

Series 2018A, Rev., 5.00%, 5/1/2021	1,215	1,273

		2,079

Total Maryland		48,079

Massachusetts — 4.1%

Education — 0.0% (b)

Massachusetts Development Finance Agency, Suffolk University

Rev., 4.00%, 7/1/2020	250	252

Rev., 5.00%, 7/1/2021	500	527

Rev., 5.00%, 7/1/2022	390	426

Rev., 5.00%, 7/1/2024	350	408

Massachusetts Development Finance Agency, Western New England University

Rev., 5.00%, 9/1/2020	300	306

Rev., 5.00%, 9/1/2021	265	280

		2,199

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	99

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — 1.7%

City of Boston Series A, GO, 5.00%, 4/1/2020	10	10

City of Fall River GO, BAN, 1.50%, 2/5/2021	14,094	14,161

City of Greenfield GO, BAN, 2.00%, 10/1/2020	4,853	4,881

City of Lowell GO, BAN, 2.00%, 9/25/2020	4,389	4,413

Commonwealth of Massachusetts Series A, GO, (ICE LIBOR USD 3 Month + 0.55%), 1.73%, 5/1/2020 (g)	30,000	30,061

Commonwealth of Massachusetts, Consolidated Loan of 2014 Subseries D-2, GO, 1.70%, 8/1/2022 (d)	5,500	5,613

Masconomet Regional School District GO, 5.00%, 5/1/2020	20	20

Southeastern Massachusetts Regional 911 District GO, BAN, 2.00%, 11/4/2020	7,000	7,040

Town of Bridgewater GO, BAN, 2.25%, 6/26/2020	3,500	3,514

		69,713

Hospital — 0.3%

Massachusetts Development Finance Agency, Partners Healthcare System

Series 2017S-5, Rev., (SIFMA Municipal Swap Index Yield + 0.42%), 1.57%, 3/10/2020 (g)	10,000	10,003

Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 1.65%, 3/10/2020 (g)	1,500	1,503

		11,506

Housing — 0.0% (b)

Massachusetts Housing Finance Agency, Construction Loan Series 2017A, Rev., 1.85%, 6/1/2020	1,630	1,631

Prerefunded — 0.1%

Commonwealth of Massachusetts, Consolidated Loan of 2011 Series 2011A, GO, 5.00%, 4/1/2028 (e)	20	21

Massachusetts Clean Water Trust (The), Revolving Funds Subseries 16B, Rev., 5.00%, 8/1/2021 (e)	4,720	4,802

		4,823

Transportation — 2.0%

Massachusetts Bay Transportation Authority, Sales Tax Series A-2, Rev., VRDO, LIQ: State Street Bank & Trust, 1.13%, 3/10/2020 (d)	30,785	30,785

Massachusetts Port Authority

Series 2019-A, Rev., AMT, 5.00%, 7/1/2020	2,295	2,326

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Transportation — continued

Series 2019-A, Rev., AMT, 5.00%, 7/1/2021	3,000	3,160

Series 2019-A, Rev., AMT, 5.00%, 7/1/2022	2,500	2,735

Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured Series A, Rev., 5.00%, 1/1/2023 (d)	10,000	11,160

Merrimack Valley Regional Transit Authority Rev., RAN, 2.25%, 6/26/2020	8,400	8,429

Metrowest Regional Transit Authority Rev., RAN, 2.00%, 9/18/2020	9,657	9,712

Pioneer Valley Transit Authority Rev., RAN, 2.00%, 7/16/2020	13,000	13,040

		81,347

Water & Sewer — 0.0% (b)

Massachusetts Clean Water Trust (The), Revolving Funds Series 15A, Rev., 5.00%, 8/1/2020	200	204

Total Massachusetts		171,423

Michigan — 2.6%

Education — 0.7%

University of Michigan Series 2019C, Rev., 4.00%, 4/1/2024 (d)	25,000	28,039

General Obligation — 0.7%

City of Garden, Capital Improvement GO, 4.00%, 10/1/2020	795	809

City of Gladstone, Limited Tax

GO, AGM, 3.00%, 3/1/2021 (c)	250	255

GO, AGM, 3.00%, 3/1/2022 (c)	250	260

GO, AGM, 3.00%, 3/1/2023 (c)	260	275

GO, AGM, 3.00%, 3/1/2024 (c)	265	285

GO, AGM, 3.00%, 3/1/2025 (c)	275	301

City of Marquette, Capital Improvement

GO, 4.00%, 5/1/2020	75	75

GO, 4.00%, 5/1/2021	150	156

City of Marquette, Limited Tax

GO, 3.00%, 5/1/2020	85	85

GO, 3.00%, 5/1/2021	125	128

Frankenmuth School District, School Building and Site GO, Q-SBLF, 4.00%, 5/1/2023	200	219

Grand Rapids Public Schools

Series 2019, GO, AGM, 5.00%, 11/1/2020	2,075	2,131

Series 2019, GO, AGM, 5.00%, 11/1/2021	2,225	2,376

Series 2019, GO, AGM, 5.00%, 11/1/2023	1,700	1,949

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — continued

Grosse Pointe Public School System

GO, 4.00%, 5/1/2020	500	502

GO, 4.00%, 5/1/2021	240	249

Hopkins Public Schools

Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2020	85	86

Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2021	180	187

Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2022	160	170

Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2023	365	399

Jackson Public Schools, Unlimited Tax

GO, Q-SBLF, 4.00%, 5/1/2021	1,015	1,052

GO, Q-SBLF, 4.00%, 5/1/2022	1,345	1,433

GO, Q-SBLF, 4.00%, 5/1/2023	605	662

GO, Q-SBLF, 4.00%, 5/1/2024	690	774

Kalamazoo Public Schools, School Building and Site

GO, 4.00%, 5/1/2020	1,820	1,829

GO, 4.00%, 5/1/2021	775	804

Kelloggsville Public Schools, School Building and Site

GO, AGM, 4.00%, 5/1/2021	360	373

GO, AGM, 4.00%, 5/1/2022	380	405

Leland Public School District

GO, AGM, 4.00%, 5/1/2022	510	543

GO, AGM, 4.00%, 5/1/2023	785	860

Marshall Public Schools Series 2016, GO, Q-SBLF, 4.00%, 5/1/2020	850	855

Waterford School District, Unlimited Tax

GO, Q-SBLF, 4.00%, 5/1/2021 (c)	265	274

GO, Q-SBLF, 4.00%, 5/1/2022 (c)	650	693

GO, Q-SBLF, 4.00%, 5/1/2023 (c)	1,340	1,466

GO, Q-SBLF, 4.00%, 5/1/2024 (c)	1,360	1,526

Wayne-Westland Community Schools, Building and Site

Series 2019, GO, Q-SBLF, 4.00%, 5/1/2020	190	191

Series 2019, GO, Q-SBLF, 4.00%, 11/1/2020	875	893

Series 2019, GO, Q-SBLF, 4.00%, 5/1/2021	200	207

Series 2019, GO, Q-SBLF, 4.00%, 11/1/2021	785	824

Series 2019, GO, Q-SBLF, 4.00%, 5/1/2022	160	170

Series 2019, GO, Q-SBLF, 5.00%, 11/1/2022	290	320

		27,051

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hospital — 0.4%

Michigan Finance Authority, Bronson Healthcare Group, Inc. Series B, Rev., 3.50%, 11/15/2022 (d)	4,165	4,423

Michigan Finance Authority, CHE Trinity Health Credit Group Series MI-1, Rev., VRDO, 1.12%, 6/1/2020 (d)	11,500	11,500

Michigan State Hospital Finance Authority, Ascension Health Subordinate Credit Group Series A, Subseries 2016A-1, Rev., 1.37%, 5/1/2020 (d)	2,095	2,097

		18,020

Housing — 0.2%

Michigan State Housing Development Authority, Single Family Mortgage Series D, Rev., LIQ: Industrial & Commercial Bank of China, 1.24%, 3/10/2020 (d)	9,905	9,905

Other Revenue — 0.6%

City of Charlevoix, Limited Tax

Rev., 4.00%, 10/1/2020	165	168

Rev., 4.00%, 10/1/2021	215	226

Rev., 4.00%, 10/1/2022	175	188

Rev., 4.00%, 10/1/2023	110	121

Detroit Downtown Development Authority, Tax Increment

Series B, Rev., AGM, 5.00%, 7/1/2020	1,200	1,215

Series 2018A, Rev., AGM, 5.00%, 7/1/2021	500	525

Michigan Finance Authority Series A-1, Rev., 4.00%, 8/20/2020	10,000	10,145

Michigan Strategic Fund, Holland Home Obligated Group

Rev., 4.00%, 11/15/2020	200	203

Rev., 4.00%, 11/15/2021	180	186

Rev., 4.00%, 11/15/2022	180	190

Rev., 4.00%, 11/15/2023	190	204

Tender Option Bond Trust Receipts/Certificates Series 2018-XM0717, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 1.35%, 3/10/2020 (d) (f)	9,410	9,410

		22,781

Transportation — 0.0% (b)

Gerald R Ford International Airport Authority, Limited Tax Rev., GTD, 5.00%, 1/1/2021	815	843

Wayne County Airport Authority, Junior Lien Series B, Rev., AMT, 5.00%, 12/1/2020	550	567

		1,410

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	101

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Water & Sewer — 0.0% (b)

South Haven Township and Casco Township Water and Sewage Treatment Authority

Rev., 4.00%, 5/1/2021	280	290

Rev., 4.00%, 5/1/2022	285	303

Rev., 4.00%, 5/1/2023	480	525

Rev., 4.00%, 5/1/2024	720	806

		1,924

Total Michigan		109,130

Minnesota — 0.5%

Certificate of Participation/Lease — 0.0% (b)

Duluth Independent School District No. 709

Series 2019B, COP, 5.00%, 2/1/2021	145	150

Series 2019B, COP, 5.00%, 2/1/2022	160	172

Series 2019C, COP, 5.00%, 2/1/2022	135	145

Series 2019B, COP, 5.00%, 2/1/2023	185	205

St. Paul Independent School District No. 625 Series B, COP, 5.00%, 2/1/2021	930	966

		1,638

Education — 0.1%

Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.

Rev., 3.00%, 12/1/2020	75	76

Rev., 3.00%, 12/1/2021	75	77

Rev., 3.00%, 12/1/2022	100	105

Rev., 3.00%, 12/1/2023	100	106

Minnesota Higher Education Facilities Authority, Trustees of the Hamline University Series 2017B, Rev., 4.00%, 10/1/2020	780	792

University of Minnesota Series A, Rev., 5.00%, 4/1/2022	2,715	2,949

		4,105

General Obligation — 0.1%

City of Glencoe

Series 2018-A, GO, 3.00%, 8/1/2020	75	76

Series 2018-A, GO, 3.00%, 8/1/2021	80	82

State of Minnesota, Trunk Highway Series B, GO, 5.00%, 8/1/2021	1,765	1,871

		2,029

Hospital — 0.2%

Minneapolis and St. Paul Housing and Redevelopment Authority, Health Care, Allina Health Series 2007C-1, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.14%, 3/10/2020 (d)	10,000	10,000

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Housing — 0.1%

City of Wayzata, Folkestone Senior Living Community

Rev., 3.00%, 8/1/2022	200	207

Rev., 3.00%, 8/1/2023	100	104

Rev., 3.00%, 8/1/2024	100	105

Duluth Housing and Redevelopment Authority, Public Schools Academy Project

Series 2018-A, Rev., 3.38%, 11/1/2021	330	337

Series 2018-A, Rev., 3.63%, 11/1/2022	345	359

Series 2018-A, Rev., 3.88%, 11/1/2023	325	344

Housing and Redevelopment Authority of The City of St. Paul Minnesota, Parking Enterprise Series A, Rev., 3.00%, 8/1/2020	515	520

		1,976

Other Revenue — 0.0% (b)

State of Minnesota, General Fund Appropriation Series B, Rev., 5.00%, 3/1/2020	400	400

Total Minnesota		20,148

Mississippi — 1.0%

General Obligation — 0.1%

City of Tupelo

Series 2019, GO, 4.00%, 12/1/2020	360	368

Series 2019, GO, 4.00%, 12/1/2021	125	132

Series 2019, GO, 4.00%, 12/1/2022	245	265

Series 2019, GO, 4.00%, 12/1/2023	315	350

State of Mississippi Series F, GO, 5.00%, 11/1/2020	4,000	4,112

		5,227

Hospital — 0.2%

Mississippi Hospital Equipment and Facilities Authority, Baptist Memorial Health Care Series B2, Rev., VRDO, 1.07%, 6/1/2020 (d)	4,335	4,335

Mississippi Hospital Equipment and Facilities Authority, Forrest County General Hospital Refunding Project

Series B, Rev., 5.00%, 1/1/2021	270	279

Series B, Rev., 5.00%, 1/1/2022	320	343

Series B, Rev., 5.00%, 1/1/2023	370	409

Series B, Rev., 5.00%, 1/1/2024	370	422

		5,788

Industrial Development Revenue/Pollution Control Revenue — 0.1%

Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project Series E, Rev., VRDO, 1.16%, 3/10/2020 (d)	6,200	6,200

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Other Revenue — 0.6%

County of Jackson, Port Facility, Chevron USA, Inc. Project Rev., VRDO, 1.23%, 3/2/2020 (d)	25,000	25,000

Mississippi Development Bank, Rankin County Project Rev., 3.00%, 3/1/2022	100	104

Mississippi Development Bank, Special Obligation, Biloxi project

Rev., 3.00%, 3/1/2020	125	125

Rev., 3.00%, 3/1/2021	130	133

Rev., 3.00%, 3/1/2022	175	181

State of Mississippi Series E, Rev., 5.00%, 10/15/2020	100	103

State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2021	700	746

		26,392

Prerefunded — 0.0% (b)

State of Mississippi, Capital Improvements Project Series 2011A, GO, 5.00%, 10/1/2036 (e)	25	27

Total Mississippi		43,634

Missouri — 1.7%

Certificate of Participation/Lease — 0.1%

Belton School District No. 124 Series 2019, COP, AGM, 4.00%, 1/15/2022	100	106

Blue Eye R-V School District COP, 4.00%, 4/1/2021	75	77

City of St. Peters

COP, 4.00%, 5/1/2021	530	549

COP, 4.00%, 5/1/2022	605	645

COP, 4.00%, 5/1/2023	625	684

COP, 4.00%, 5/1/2024	650	730

COP, 4.00%, 5/1/2025	425	488

City of Waynesville Series C, COP, 2.00%, 4/15/2020	250	250

County of Stone COP, 3.00%, 12/1/2020	145	147

St. Louis County Special School District

COP, 4.00%, 4/1/2021	355	367

COP, 4.00%, 4/1/2022	395	420

COP, 4.00%, 4/1/2023	410	447

COP, 4.00%, 4/1/2024	605	677

Village of Country Club

COP, AGM, 3.00%, 4/1/2020	100	100

COP, AGM, 3.00%, 4/1/2021	165	169

		5,856

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Education — 0.1%

Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects Series 2019B, Rev., 2.88%, 2/1/2022	3,270	3,274

Missouri Western State University, Auxiliary System Rev., 2.80%, 10/1/2022	50	50

		3,324

General Obligation — 0.1%

Greene County Reorganized School District No. R-8

Series 2019B, GO, 3.00%, 3/1/2022	500	520

Series 2019B, GO, 3.00%, 3/1/2023	595	631

Nixa Public Schools, Missouri Direct Deposit Program

Series 2019B, GO, 4.00%, 3/1/2020	100	100

Series 2019B, GO, 4.00%, 3/1/2021	100	103

Series 2019B, GO, 4.00%, 3/1/2022	175	186

Series 2019B, GO, 5.00%, 3/1/2023	200	224

		1,764

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)

Cape Girardeau County IDA, South Eastern Health Series 2017A, Rev., 5.00%, 3/1/2020	320	320

Hannibal IDA, Healthcare Facilities Rev., 5.00%, 10/1/2020	300	306

		626

Other Revenue — 1.4%

City of Kansas City, Roe Bartle Convention Center Series F, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.15%, 3/10/2020 (d)	4,490	4,490

County of Greene, Special Obligation

Rev., 4.00%, 12/1/2021	205	216

Rev., 4.00%, 12/1/2022	260	281

Rev., 4.00%, 12/1/2023	520	577

Rev., 4.00%, 12/1/2024	540	614

County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2022	4,000	4,439

Missouri Development Finance Board, The Nelson Gallery Foundation Series A, Rev., VRDO, LIQ: U.S. Bank NA, 1.23%, 3/2/2020 (d)	39,970	39,970

Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176, Rev., VRDO, LIQ: Royal Bank of Canada, 1.25%, 3/10/2020 (d) (f)	8,200	8,200

		58,787

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	103

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Transportation — 0.0% (b)

St. Louis Lambert International Airport Series B, Rev., AMT, AGM, 5.00%, 7/1/2021	1,305	1,376

Total Missouri		71,733

Montana — 0.1%

Education — 0.1%

Montana State Board of Regents, Montana State University Series F, Rev., VRDO, 1.60%, 3/10/2020 (d)	3,225	3,225

Nebraska — 0.0% (b)

General Obligation — 0.0% (b)

County of Saunders

GO, 1.00%, 11/1/2021	100	100

GO, 2.00%, 11/1/2022	300	308

GO, 3.00%, 11/1/2023	325	349

GO, 3.00%, 11/1/2024	415	454

Papio-Missouri River Natural Resource District GO, 4.00%, 12/15/2020	405	416

		1,627

Other Revenue — 0.0% (b)

Upper Republican Natural Resource District, Limited Obligation, Occupation Tax Supported, River Flow Enhancement Series 2017B, Rev., AGM, 3.00%, 12/15/2020	250	254

Special Tax — 0.0% (b)

City of Omaha

Series A, Rev., 2.20%, 1/15/2021	125	126

Series A, Rev., 5.00%, 1/15/2022	125	135

		261

Total Nebraska		2,142

Nevada — 0.9%

General Obligation — 0.1%

Clark County School District

Series 2014A, GO, 5.00%, 6/15/2020	50	51

Series C, GO, 5.00%, 6/15/2023	2,000	2,267

		2,318

Hospital — 0.0% (b)

City of Carson, Carson Tahoe Regional Healthcare Project

Rev., 5.00%, 9/1/2020	250	255

Rev., 5.00%, 9/1/2027	610	765

		1,020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Industrial Development Revenue/Pollution Control Revenue — 0.1%

County of Humboldt, Sierra Pacific Power Company Project Series 2016B, Rev., 1.85%, 4/15/2022 (d)	4,550	4,623

Other Revenue — 0.0% (b)

City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024 (f)	885	906

Transportation — 0.5%

Clark County, Department of Aviation, Nevada Airport System, Junior Subordinate Lien Series A, Rev., 5.00%, 7/1/2021	18,500	19,519

Utility — 0.1%

Clark County, Nevada Power Co. Projects Rev., 1.60%, 5/21/2020 (d)	3,000	3,004

Water & Sewer — 0.1%

County of Washoe, Sierra Pacific Power Company Project Series 2016G, Rev., 1.85%, 4/15/2022 (d)	5,000	5,080

Total Nevada		36,470

New Hampshire — 0.2%

Education — 0.2%

New Hampshire Health and Education Facilities Authority Act, Dartmouth College Rev., VRDO, LIQ: U.S. Bank NA, 1.03%, 3/10/2020 (d)	7,310	7,310

New Jersey — 6.4%

Education — 0.2%

New Jersey Economic Development Authority, School Facilities Construction

Series 2017DDD, Rev., 5.00%, 6/15/2020	500	506

Series PP, Rev., 5.00%, 6/15/2020	200	202

Series XX, Rev., 5.00%, 6/15/2021	5,000	5,245

New Jersey Educational Facilities Authority, The William Paterson University

Series 2012D, Rev., 5.00%, 7/1/2020	100	102

Series C, Rev., 5.00%, 7/1/2021	150	158

		6,213

General Obligation — 5.1%

Borough of Carlstadt GO, BAN, 2.00%, 6/26/2020	5,000	5,013

Borough of Carteret

Series 2019, GO, BAN, 2.25%, 6/5/2020	5,999	6,016

GO, BAN, 1.75%, 1/29/2021	7,147	7,189

Borough of East Rutherford GO, AGM, 5.00%, 12/1/2020	290	299

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — continued

Borough of Franklin GO, BAN, 2.00%, 7/31/2020	2,193	2,200

Borough of Haledon GO, BAN, 2.00%, 10/30/2020	3,650	3,673

Borough of Middlesex Series A, GO, BAN, 2.25%, 6/25/2020	5,282	5,302

Borough of Stanhope GO, BAN, 2.00%, 5/21/2020	4,639	4,649

Borough of Sussex GO, BAN, 2.00%, 10/23/2020	2,027	2,038

City of Atlantic, Tax Appeal

Series 2017A, GO, 5.00%, 3/1/2020	650	650

Series 2017B, GO, AGM, 5.00%, 3/1/2020	200	200

City of Bridgeton GO, BAN, 2.00%, 8/21/2020	9,397	9,429

City of Englewood GO, 2.00%, 3/27/2020	5,130	5,134

City of Linwood, Bemporary Nobas GO, BAN, 2.00%, 7/21/2020	4,935	4,949

City of Newark GO, 2.00%, 10/7/2020	49,420	49,648

City of Newark, School Promissory Notes GO, 2.50%, 7/29/2020	30,582	30,739

East Brunswick Township Board of Education, School Energy Savings

GO, 5.00%, 8/1/2020	65	66

GO, 5.00%, 8/1/2021	55	58

GO, 5.00%, 8/1/2022	110	121

Penns Grove-Carneys Point Regional School District GO, GAN, 2.50%, 7/10/2020	7,158	7,189

Township of Franklin GO, BAN, 2.00%, 7/17/2020	3,158	3,167

Township of Galloway GO, BAN, 2.00%, 8/13/2020	6,920	6,947

Township of Haddon Series 2019A, GO, BAN, 2.00%, 10/29/2020	15,758	15,860

Township of Logan GO, BAN, 1.75%, 10/21/2020	2,360	2,371

Township of Lyndhurst GO, BAN, 1.50%, 2/5/2021	4,065	4,080

Township of Pemberton Series 2019, GO, BAN, 2.25%, 6/9/2020	6,230	6,249

Township of Springfield GO, BAN, 2.00%, 7/30/2020	11,000	11,039

Township of Waterford Series 2019A, GO, BAN, 2.00%, 12/1/2020	2,718	2,737

Township of West Orange GO, BAN, 2.00%, 7/24/2020	6,692	6,716

Township of Westampton Series B, GO, BAN, 2.00%, 6/4/2020	2,205	2,209

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

Township of Willingboro Series 2019, GO, BAN, 2.75%, 4/24/2020	4,973	4,984

		210,921

Hospital — 0.0% (b)

New Jersey Health Care Facilities Financing Authority, Holy Name Medical Center Series 2010, Rev., 4.50%, 7/1/2020	375	379

Housing — 0.3%

New Jersey Housing and Mortgage Finance Agency, Multi-Family Conduit, Garden Spires Project Series 2018A, Rev., 2.02%, 8/1/2020 (d)	8,000	8,031

New Jersey Housing and Mortgage Finance Agency, Multi-Family Conduit, Georgia King Village Project Series 2018-E, Rev., 2.45%, 10/1/2020 (d)	4,500	4,536

New Jersey Housing and Mortgage Finance Agency, Oceanport Gardens Series C, Rev., 1.58%, 6/1/2020 (d)	1,000	1,001

		13,568

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)

Passaic County Utilities Authority, Solid Waste Disposal

Series 2018, Rev., GTD, 4.25%, 3/1/2020	180	180

Series 2018, Rev., GTD, 4.38%, 3/1/2021	255	264

		444

Other Revenue — 0.2%

Garden State Preservation Trust Series A, Rev., 5.00%, 11/1/2020	25	25

Tender Option Bond Trust Receipts/Certificates Series 2018-XL0058, Rev., VRDO, LIQ: Barclays Bank plc, 1.27%, 3/10/2020 (d) (f)	5,000	5,000

The Cumberland County Improvement Authority, Vineland Public Safety Building Project Series 2017, Rev., 5.00%, 12/15/2021	340	366

Tobacco Settlement Financing Corp. Series A, Rev., 5.00%, 6/1/2020	3,000	3,029

		8,420

Transportation — 0.6%

New Jersey Transportation Trust Fund Authority Series 2013A, Rev., 5.00%, 6/15/2020	9,635	9,745

New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A, Rev., 5.00%, 6/15/2021	6,000	6,303

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	105

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Transportation — continued

New Jersey Turnpike Authority

Series C-1, Rev., (ICE LIBOR USD 1 Month + 0.34%), 1.45%, 4/1/2020 (g)	4,000	4,007

Series B, Rev., 5.00%, 1/1/2025	5,345	5,961

		26,016

Water & Sewer — 0.0% (b)

Logan Township Municipal Utilities Authority Rev., 4.00%, 5/1/2020	100	100

Total New Jersey		266,061

New Mexico — 0.4%

General Obligation — 0.1%

Albuquerque Municipal School District No. 12, Education Technology Notes GO, 5.00%, 8/1/2020	25	25

County of Sandoval

GO, 3.00%, 8/1/2020	330	333

GO, 5.00%, 8/1/2021	535	566

GO, 5.00%, 8/1/2022	560	616

University of New Mexico, Gallup Branch Community College District Series 2012, GO, 2.00%, 10/15/2022	1,500	1,501

		3,041

Other Revenue — 0.1%

City of Farmington, Southern California Edison Co. Four Corners Project Rev., 1.87%, 4/1/2020 (d)	5,000	5,002

City of Santa Fe, El Castillo Retirement Residences Project Series 2019B-2, Rev., 2.25%, 5/15/2024	600	604

		5,606

Utility — 0.1%

New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group – La Vida Llena Expansion Project

Series C, Rev., 2.25%, 7/1/2023	1,525	1,530

Series C, Rev., 2.38%, 7/1/2024	1,525	1,531

		3,061

Water & Sewer — 0.1%

City of Rio Rancho, Water and Wastewater System

Rev., 5.00%, 5/15/2020	825	832

Rev., 5.00%, 5/15/2021	720	756

Rev., 5.00%, 5/15/2022	1,250	1,362

		2,950

Total New Mexico		14,658

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — 21.4%

Education — 0.0% (b)

Hempstead Town Local Development Corp., Adelphi University Project

Series 2019, Rev., 4.00%, 2/1/2021	75	77

Series 2019, Rev., 4.00%, 2/1/2022	50	53

Series 2019, Rev., 4.00%, 2/1/2023	100	109

Series 2019, Rev., 4.00%, 2/1/2024	200	223

New York State Dormitory Authority, Dormitory Facilities Series 2015A, Rev., 5.00%, 7/1/2020	10	10

New York State Dormitory Authority, Fordham University Rev., 5.00%, 7/1/2023	920	1,046

		1,518

General Obligation — 14.4%

Batavia City School District GO, BAN, 2.00%, 6/16/2020	8,069	8,092

Beacon City School District GO, BAN, 2.50%, 6/19/2020	8,944	8,984

Brasher Falls Central School District GO, BAN, 2.00%, 7/15/2020	3,900	3,913

City of Ithaca Series B, GO, BAN, 2.00%, 7/24/2020	2,310	2,317

City of Jamestown, Public Improvement

GO, 5.00%, 6/1/2020	450	455

GO, 5.00%, 6/1/2021	475	500

GO, 5.00%, 6/1/2022	500	545

GO, 5.00%, 6/1/2023	525	593

GO, 5.00%, 6/1/2024	545	636

City of Long Beach Series 2020A, GO, BAN, 1.50%, 9/4/2020	21,645	21,688

City of New York Subseries G-4, GO, VRDO, LIQ: Barclays Bank plc, 1.18%, 3/10/2020 (d)	20,000	20,000

City of New York, Fiscal Year 2006 Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 1.19%, 3/2/2020 (d)	76,035	76,035

City of New York, Fiscal Year 2008 Subseries J-10, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ, 1.12%, 3/10/2020 (d)	17,850	17,850

City of New York, Fiscal Year 2010 Series 2010E, GO, 5.00%, 8/1/2022	5,000	5,014

City of New York, Fiscal Year 2012

Subseries 2012G-6, GO, VRDO, LOC: Mizuho Bank Ltd., 1.22%, 3/2/2020 (d)	22,615	22,615

Series 2012A-4, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ, 1.18%, 3/10/2020 (d)	22,700	22,700

City of Ogdensburg Series 2019, GO, BAN, 3.00%, 4/24/2020	1,500	1,503

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — continued

City of Troy Series B, GO, BAN, 2.00%, 7/31/2020	8,272	8,309

Clifton-Fine Central School District GO, BAN, 1.75%, 7/15/2020	3,980	3,988

County of Clinton Series B, GO, BAN, 2.00%, 7/30/2020	7,389	7,415

County of Orange, Public Improvement GO, 5.00%, 2/1/2023	2,295	2,576

County of Suffolk Series I, GO, TAN, 2.50%, 7/23/2020	11,000	11,064

County of Suffolk, Longwood Central School District GO, 5.00%, 6/15/2021	300	317

Fallsburg Central School District GO, BAN, 2.00%, 6/26/2020	9,000	9,025

Fort Ann Central School District GO, BAN, 2.25%, 6/26/2020	3,355	3,366

General Brown Central School District GO, BAN, 2.25%, 6/26/2020	5,500	5,521

Geneva City School District GO, RAN, 2.25%, 6/24/2020	6,000	6,021

Germantown Central School District GO, BAN, 2.25%, 6/26/2020	8,890	8,924

Gorham-Middlesex Central School District GO, BAN, 2.25%, 6/25/2020	9,500	9,536

Gouverneur Central School District GO, BAN, 2.00%, 6/26/2020	6,500	6,517

Grand Island Central School District GO, BAN, 2.00%, 8/13/2020	5,300	5,321

Hartford Central School District GO, BAN, 2.00%, 6/18/2020	3,760	3,770

Hempstead Union Free School District

GO, TAN, 2.50%, 6/25/2020	6,750	6,782

Series 2019C, GO, BAN, 2.00%, 7/15/2020	6,000	6,022

Hinsdale Central School District GO, BAN, 2.25%, 6/26/2020	4,570	4,587

Johnson City Central School District GO, BAN, 2.00%, 8/7/2020	2,292	2,301

Lansing Central School District GO, BAN, 2.00%, 6/30/2020	3,150	3,158

Lewiston-Porter Central School District Series A, GO, BAN, 2.50%, 6/17/2020	3,750	3,765

Lynbrook Union Free School District GO, BAN, 2.00%, 6/26/2020	7,000	7,020

Menands Union Free School District GO, BAN, 2.25%, 6/26/2020	7,200	7,225

Morrisville-Eaton Central School District GO, BAN, 2.00%, 6/26/2020	5,372	5,389

Mount Vernon City School District

GO, 5.00%, 12/1/2021	885	950

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

GO, 5.00%, 12/1/2022	1,965	2,195

Peru Central School District GO, BAN, 2.00%, 6/26/2020	5,500	5,514

Poland Central School District GO, BAN, 2.25%, 6/26/2020	11,741	11,786

Rocky Point Union Free School District GO, TAN, 2.00%, 6/25/2020	4,500	4,512

Rome City School District GO, RAN, 2.00%, 2/3/2021	8,000	8,065

Romulus Central School District GO, BAN, 2.00%, 6/26/2020	7,700	7,720

Salamanca City School District GO, BAN, 1.75%, 6/26/2020	8,600	8,616

Sharon Springs Central School District GO, BAN, 2.00%, 6/26/2020	3,540	3,550

Shenendehowa Central School District GO, BAN, 1.95%, 6/26/2020	6,000	6,016

Sherburne Earlville Central School District GO, BAN, 2.00%, 6/26/2020	10,095	10,121

Southwestern Central School District Series B, GO, BAN, 2.00%, 7/22/2020	8,464	8,500

St. Regis Falls Central School District GO, BAN, 2.00%, 7/8/2020	4,751	4,766

Stillwater Central School District GO, BAN, 2.00%, 6/26/2020	6,100	6,119

Tioga Central School District GO, BAN, 2.00%, 8/14/2020	5,150	5,170

Town of LaGrange Series B, GO, BAN, 2.50%, 6/12/2020	3,780	3,795

Town of Oyster Bay Series 2020A, GO, BAN, 2.00%, 3/12/2021 (c)	80,695	81,375

Town of Oyster Bay, Water District Notes Series B, GO, 2.00%, 3/12/2021 (c)	49,190	49,589

Town of Victor GO, BAN, 2.00%, 7/30/2020	5,000	5,019

Wayne Central School District GO, BAN, 2.00%, 7/30/2020	3,500	3,513

Wellsville Central School District, New Issue GO, BAN, 2.00%, 6/26/2020	3,600	3,610

Wheatland Chili Central School District GO, BAN, 2.25%, 6/24/2020	4,940	4,959

		596,819

Hospital — 0.0% (b)

Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project Series A, Rev., 3.00%, 11/1/2020	575	580

New York State Dormitory Authority, Mount Sinai Hospital Series 2010A, Rev., 5.00%, 7/1/2020 (e)	45	46

		626

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	107

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Housing — 0.3%

New York State Housing Finance Agency, Dock Street Housing Series 2012A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.18%, 3/10/2020 (d)	13,905	13,905

Other Revenue — 3.6%

Battery Park City Authority, Junior Series D-2, Rev., VRDO, LIQ: TD Bank NA, 1.12%, 3/10/2020 (d)	10,000	10,000

New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2019 Subseries B-5, Rev., VRDO, LIQ: U.S. Bank NA, 1.25%, 3/2/2020 (d)	40,745	40,745

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Subseries A-4, Rev., VRDO, LIQ: TD Bank NA, 1.19%, 3/2/2020 (d)	35,000	35,000

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Subseries A-7, Rev., VRDO, LIQ: State Street Bank & Trust, 1.12%, 3/10/2020 (d)	21,030	21,030

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Subseries B-3, Rev., VRDO, LIQ: Barclays Bank plc, 1.32%, 3/2/2020 (d)	22,500	22,500

New York City Transitional Finance Authority, Future Tax-Exempt Series 1999A-1, Rev., VRDO, LIQ: TD Bank NA, 1.18%, 3/10/2020 (d)	10,000	10,000

New York City Transitional Finance Authority, New York City Recovery Series 3, Subseries 3-G, Rev., VRDO, LIQ: Bank of New York Mellon, 1.14%, 3/10/2020 (d)	2,495	2,495

New York State Dormitory Authority, North Shore, Long Island Jewish Obligated Group Series 2015A, Rev., 4.00%, 5/1/2020	150	151

New York State Dormitory Authority, Sales Tax Series 2018C, Rev., 5.00%, 3/15/2025	400	483

Tender Option Bond Trust Receipts/Certificates Series 2017-XF0591, Rev., VRDO, LIQ: Bank of America NA, 1.28%, 3/10/2020 (d) (f)	6,000	6,000

		148,404

Prerefunded — 0.2%

New York City Municipal Water Finance Authority, Water and Sewer System Rev., 5.00%, 6/15/2047 (e)	7,165	8,146

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2011A, Rev., 5.00%, 1/1/2028 (e)	1,120	1,209

		9,355

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Special Tax — 0.0% (b)

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2014A, Rev., 5.00%, 2/15/2021	200	208

Transportation — 1.7%

Metropolitan Transportation Authority

Series 2018B-1A, Rev., BAN, 5.00%, 5/15/2020	10,010	10,092

Series 2019A, Rev., BAN, 5.00%, 3/1/2022	20,000	21,606

New York State Thruway Authority Series L, Rev., 5.00%, 1/1/2021	50	52

New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2022	14,650	15,642

Niagara Frontier Transportation Authority, Buffalo Niagara International Airport

Series 2019A, Rev., AMT, 5.00%, 4/1/2020	500	502

Series 2019A, Rev., AMT, 5.00%, 4/1/2021	1,540	1,606

Series 2019A, Rev., AMT, 5.00%, 4/1/2022	845	912

Port Authority of New York and New Jersey Series 207, Rev., AMT, 5.00%, 9/15/2023	10,000	11,377

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series D, Rev., VRDO, 1.57%, 3/2/2020 (d)	10,000	9,999

		71,788

Water & Sewer — 1.2%

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2013 Subseries AA-2, Rev., VRDO, LIQ: Bank of Tokyo-Mitsubishi UFJ, 1.18%, 3/10/2020 (d)	12,560	12,560

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014 Subseries 2014 AA-3, Rev., VRDO, LIQ: TD Bank NA, 1.19%, 3/2/2020 (d)	25,000	25,000

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series BB-3, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 1.15%, 3/10/2020 (d)	5,680	5,680

New York City Water and Sewer System, Second General Resolution Series 2010CC, Rev., VRDO, LIQ: Barclays Bank plc, 1.18%, 3/10/2020 (d)	5,090	5,090

		48,330

Total New York		890,953

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

North Carolina — 0.5%

Education — 0.1%

North Carolina Capital Facilities Finance Agency, Meredith College Rev., 5.00%, 6/1/2020	275	278

University of North Carolina, Chapel Hill Series B, Rev., VRDO, 1.46%, 4/1/2020 (d)	3,750	3,750

Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina Rev., AGM, 4.00%, 10/1/2020	120	122

		4,150

General Obligation — 0.0% (b)

County of Union Series A, GO, 5.00%, 3/1/2020	20	20

Hospital — 0.3%

North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019B, Rev., 2.20%, 12/1/2022 (d)	13,500	13,771

Industrial Development Revenue/Pollution Control Revenue — 0.1%

Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Project

Series 2019A, Rev., 2.00%, 10/1/2024 (d)	825	846

Series 2019B, Rev., 2.00%, 10/1/2024 (d)	825	846

		1,692

Other Revenue — 0.0% (b)

County of Buncombe, Limited Obligation Series 2014A, Rev., 5.00%, 6/1/2021	20	21

Transportation — 0.0% (b)

North Carolina Turnpike Authority, Monroe Connector System Series 2011, Rev., 5.00%, 7/1/2020	420	426

Total North Carolina		20,080

Ohio — 4.1%

Certificate of Participation/Lease — 0.0% (b)

Euclid City School District

COP, 4.00%, 12/1/2023	70	77

COP, 4.00%, 12/1/2024	70	79

Goshen Local School District, School Facilities Project COP, 1.50%, 12/15/2020	280	281

		437

General Obligation — 2.0%

Avon Local School District GO, BAN, 2.00%, 9/30/2020 (c)	3,015	3,031

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

City of Brecksville, Various Purpose Improvement, Limited Tax GO, BAN, 2.00%, 2/25/2021	4,875	4,921

City of Elyria

Series 2019-2, GO, 4.00%, 12/1/2021	1,010	1,064

Series 2019-2, GO, 4.00%, 12/1/2022	935	1,012

City of Euclid, Various Purpose Improvement Series 2019, GO, BAN, 3.00%, 4/30/2020	1,350	1,354

City of Gahanna GO, BAN, 3.00%, 8/6/2020	1,400	1,411

City of Lorain, Streetscape Improvements GO, BAN, 3.00%, 6/18/2020	540	543

City of Marysville, Various Purpose Series 2019B, GO, BAN, 3.00%, 3/26/2020	910	911

City of Moraine GO, BAN, 2.50%, 6/25/2020	2,725	2,737

City of Napoleon GO, BAN, 2.00%, 2/25/2021	5,852	5,902

City of Olmsted Falls, Various Purpose Series 2019, GO, BAN, 3.00%, 6/11/2020	1,365	1,372

City of Rocky River GO, BAN, 2.00%, 9/24/2020	3,375	3,394

City of Seven Hills Series 2019C, GO, BAN, 3.50%, 4/9/2020	700	702

City of Seven Hills, Capital Improvement Series 2019, GO, BAN, 3.00%, 4/9/2020	500	501

City of Toledo GO, AGM, 4.00%, 12/1/2020	100	102

City of Toledo, Capital Improvement

GO, AGM, 5.00%, 12/1/2020	615	634

GO, AGM, 5.00%, 12/1/2021	1,275	1,366

GO, AGM, 5.00%, 12/1/2022	1,305	1,447

City of Twinsburg, Gleneagles Clubhouse Improvements, Limited Tax GO, BAN, 2.00%, 2/25/2021	2,300	2,316

City of Willoughby GO, BAN, 2.25%, 6/19/2020	6,400	6,420

County of Licking Series 2019, GO, BAN, 3.00%, 5/8/2020	1,500	1,506

County of Lorain

Series B, GO, BAN, 1.30%, 2/6/2021	500	500

Series A, GO, BAN, 3.00%, 2/6/2021	5,010	5,099

County of Mahoning, Various Purpose Notes GO, 3.00%, 9/16/2020	3,100	3,133

County of Union GO, BAN, 2.00%, 9/9/2020	1,500	1,507

Sycamore Community City School District GO, BAN, 2.25%, 4/15/2020	30,000	30,042

Zanesville City School District GO, 4.00%, 12/1/2021	595	627

		83,554

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	109

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Hospital — 1.2%

Akron, Bath and Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2021	125	133

City of Centerville, Graceworks Lutheran Services

Rev., 5.00%, 11/1/2020	275	280

Rev., 5.00%, 11/1/2021	285	298

County of Allen, Hospital Facilities, Mercy Health Series B, Rev., 5.00%, 5/5/2022 (d)	2,000	2,171

County of Franklin, CHE Trinity Health Credit Group Series 2013OH, Rev., 1.05%, 5/1/2020 (d)	5,000	5,001

County of Franklin, Ohio Hospital Facilities Series C, Rev., VRDO, 1.17%, 3/10/2020 (d)	27,470	27,470

County of Ross, Adena Health System

Rev., 5.00%, 12/1/2020	1,000	1,030

Rev., 5.00%, 12/1/2021	335	358

Rev., 5.00%, 12/1/2022	355	393

Rev., 5.00%, 12/1/2023	490	560

County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group Series 2016A, Rev., 5.00%, 7/1/2021	50	53

Franklin County, Hospital Facilities, OhioHealth Corp. Series B, Rev., (SIFMA Municipal Swap Index Yield + 0.43%), 1.58%, 3/10/2020 (g)	5,000	5,008

State of Ohio, University Hospitals Health System, Inc. Series A, Rev., VRDO, 1.36%, 3/2/2020 (d)	8,250	8,250

		51,005

Industrial Development Revenue/Pollution Control Revenue — 0.2%

Ohio Water Development Authority, Water Pollution Control Loan Fund

Series 2016 A, Rev., LIQ: TD Bank NA, 1.11%, 3/10/2020 (d)	7,500	7,500

Rev., 5.25%, 12/1/2020	35	36

		7,536

Other Revenue — 0.3%

Buckeye Tobacco Settlement Financing Authority

Series 2020A-2, Class I, Rev., 5.00%, 6/1/2027	2,250	2,886

Series 2020A-2, Class I, Rev., 5.00%, 6/1/2028	3,000	3,931

City of Cleveland, Subordinate Lien, Public Facilities Improvements Series 2018A, Rev., 5.00%, 10/1/2022	265	292

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other Revenue — continued

City of Whitehall Rev., 2.25%, 12/9/2020	3,810	3,839

County of Mahoning, Various Purpose Sales Tax Supported Improvement Notes Rev., 3.00%, 9/16/2020	750	758

Village of Obetz

Rev., 5.00%, 12/1/2020	185	191

Rev., 5.00%, 12/1/2021	125	134

		12,031

Transportation — 0.1%

Columbus Regional Airport Authority, Columbus Ohio Regional Airport Authority Rev., VRDO, LOC: U.S. Bank NA, 1.14%, 3/10/2020 (d)	5,525	5,525

Utility — 0.3%

American Municipal Power, Inc., Prairie State Energy Campus Project Series 2019A, Rev., 2.30%, 2/15/2022 (d)	10,000	10,178

Total Ohio		170,266

Oklahoma — 0.5%

Education — 0.3%

Bryan County School Finance Authority, Durant Public Schools Project

Rev., 1.15%, 12/1/2020	270	270

Rev., 4.00%, 12/1/2021	140	147

Rev., 4.00%, 12/1/2022	190	205

Rev., 4.00%, 12/1/2023	155	172

Rev., 4.00%, 12/1/2024	165	187

Canadian County Educational Facilities Authority, Yukon Public Schools Project Series 2019, Rev., 5.00%, 12/1/2020	2,050	2,104

Cleveland County Educational Facilities Authority, Lexington Public Schools Project

Series 2019, Rev., 4.00%, 9/1/2020	110	112

Series 2019, Rev., 4.00%, 9/1/2021	150	157

Series 2019, Rev., 4.00%, 9/1/2022	125	133

Series 2019, Rev., 4.00%, 9/1/2023	270	295

Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2019, Rev., 5.00%, 6/1/2020	1,200	1,212

Cushing Educational Facilities Authority, Public Schools Project Rev., 5.00%, 9/1/2020	50	51

Custer County Economic Development Authority, Thomas Fay Public Schools

Rev., 4.00%, 12/1/2021	410	431

Rev., 4.00%, 12/1/2023	450	497

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Education — continued

Ellis County Educational Facilities Authority, Fargo-Gage Public Schools Project

Rev., 3.00%, 3/1/2022	725	754

Rev., 3.00%, 3/1/2023	730	770

Garvin County Educational Facilities Authority, Pernell Public School Project

Rev., 4.00%, 9/1/2021	125	130

Rev., 4.00%, 9/1/2022	135	145

Rev., 4.00%, 9/1/2023	110	121

Rev., 4.00%, 9/1/2024	160	179

Grady County School Finance Authority, Tuttle Public Schools Project

Rev., 4.00%, 9/1/2021	250	261

Rev., 4.00%, 9/1/2022	200	215

Rev., 4.00%, 9/1/2023	300	331

Rev., 4.00%, 9/1/2024	245	277

Kingfisher County Educational Facilities Authority, Lomega Public Schools Project

Rev., 3.00%, 3/1/2022	165	171

Rev., 3.00%, 3/1/2023	385	405

Rev., 3.00%, 3/1/2024	270	289

Muskogee Industrial Trust, Educational Facilities, Muskogee Public Schools Project Rev., 5.00%, 9/1/2023	900	1,013

Tulsa County Industrial Authority, Sand Springs Public Schools Project

Rev., 2.00%, 9/1/2020	70	70

Rev., 5.00%, 9/1/2021	325	345

Rev., 2.00%, 9/1/2022	125	128

Rev., 4.00%, 9/1/2023	175	193

Rev., 4.00%, 9/1/2024	435	487

Wagoner County School Development Authority, Wagoner Public Schools Project

Rev., 4.00%, 9/1/2021	225	235

Rev., 4.00%, 9/1/2023	525	576

		13,068

Housing — 0.1%

Oklahoma Housing Finance Agency, Green Rural Development Portfolio Series 2018, Rev., VRDO, 1.90%, 3/1/2021 (d)	1,500	1,500

Oklahoma Housing Finance Agency, Sooner Haven Apartments Rev., 2.37%, 10/1/2020 (d)	2,375	2,393

		3,893

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)

Elk City Industrial Authority Rev., 2.00%, 5/1/2023	140	143

Prerefunded — 0.0% (b)

Oklahoma Turnpike Authority, Turnpike System, Second Senior Series B, Rev., 5.00%, 1/1/2029 (e)	20	21

Transportation — 0.1%

Oklahoma Development Finance Authority (The), Gilcrease Expressway West Project Rev., AMT, 1.63%, 7/6/2023	4,885	4,919

Total Oklahoma		22,044

Oregon — 0.4%

General Obligation — 0.1%

County of Washington Series 2016, GO, 5.00%, 6/1/2021	1,875	1,974

Salem-Keizer School District No. 24J

GO, 4.00%, 6/15/2020	225	227

GO, 4.00%, 6/15/2021	175	182

GO, 5.00%, 6/15/2021	500	527

		2,910

Hospital — 0.2%

Clackamas County Hospital Facility Authority, Legacy Health System Series 2008A, Rev., VRDO, LOC: U.S. Bank NA, 1.07%, 3/10/2020 (d)	8,800	8,800

Housing — 0.1%

State of Oregon Housing and Community Services Department, SHA RAD Group II Apartment Projects Rev., 1.45%, 6/1/2022 (d)	3,350	3,376

Total Oregon		15,086

Pennsylvania — 7.9%

Education — 2.7%

Montgomery County Higher Education and Health Authority, Arcadia University

Rev., 5.00%, 4/1/2022	300	324

Rev., 5.00%, 4/1/2023	300	335

Rev., 5.00%, 4/1/2024	300	345

Rev., 5.00%, 4/1/2025	250	296

Rev., 5.00%, 4/1/2026	165	200

Pennsylvania Higher Educational Facilities Authority Series AN, Rev., 5.00%, 6/15/2020	5,975	6,045

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	111

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Education — continued

Pennsylvania Higher Educational Facilities Authority, Associates Independent Colleges Rev., 2.72%, 5/1/2021 (d)	2,500	2,505

School District of Philadelphia (The) Series C, Rev., TRAN, 4.00%, 3/31/2020	43,000	43,104

State Public School Building Authority, Community College of Philadelphia Project

Series 2019A, Rev., AGM, 5.00%, 6/15/2021	295	310

Series 2019A, Rev., AGM, 5.00%, 6/15/2022	310	337

University of Pittsburgh-of the Commonwealth System of Higher Education

Rev., (SIFMA Municipal Swap Index Yield + 0.24%), 1.39%, 3/10/2020 (g)	11,510	11,527

Rev., (SIFMA Municipal Swap Index Yield + 0.36%), 1.51%, 3/10/2020 (g)	47,000	47,048

		112,376

General Obligation — 2.2%

Apollo-Ridge School District

Series 2019A, GO, 2.00%, 9/1/2022	375	383

Series 2019A, GO, 4.00%, 9/1/2023	385	423

Series 2019A, GO, 4.00%, 9/1/2024	450	505

Armstrong School District

Series A, GO, 3.00%, 3/15/2020	165	165

Series B, GO, 3.00%, 3/15/2020	160	160

Series A, GO, 3.00%, 3/15/2021	230	235

Series B, GO, 3.00%, 3/15/2021	105	107

Series A, GO, 3.00%, 3/15/2022	235	244

Series B, GO, 3.00%, 3/15/2022	300	312

Series A, GO, 3.00%, 3/15/2023	240	253

Series B, GO, 3.00%, 3/15/2023	400	422

Bethlehem Area School District GO, 5.00%, 10/15/2021	13,155	14,014

Big Beaver Falls Area School District

GO, 4.00%, 3/15/2022	1,155	1,222

GO, 5.00%, 3/15/2023	1,200	1,337

Burgettstown Area School District

Series A, GO, 3.00%, 3/15/2022	100	103

Series A, GO, 4.00%, 3/15/2023	200	215

Butler Area School District GO, AGM, 4.00%, 10/1/2020	865	880

Carmichaels Area School District

GO, 4.00%, 9/1/2022	190	203

GO, 4.00%, 9/1/2023	150	164

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

City of Altoona, Guaranteed Sewer

GO, AGM, 5.00%, 12/1/2020	315	324

GO, AGM, 5.00%, 12/1/2021	265	283

GO, AGM, 5.00%, 12/1/2022	200	221

GO, AGM, 5.00%, 12/1/2023	300	342

City of Philadelphia Series 2009B, GO, VRDO, LOC: Barclays Bank plc, 1.15%, 3/10/2020 (d)	12,965	12,965

Series 2019A, GO, 5.00%, 8/1/2020	1,725	1,754

Series 2012A, GO, 5.00%, 9/15/2021	45	48

Series 2019A, GO, 5.00%, 8/1/2022	4,755	5,222

Conewago Valley School District Series 2013A, GO, 2.00%, 9/1/2022	570	571

Connellsville Area School District

Series A, GO, AGM, 2.00%, 5/15/2020	145	145

Series A, GO, AGM, 2.00%, 5/15/2021	70	71

Series A, GO, AGM, 2.00%, 5/15/2022	70	71

Series A, GO, AGM, 2.00%, 5/15/2023	70	72

Cornell School District

GO, AGM, 2.00%, 9/1/2020	200	201

GO, AGM, 2.00%, 9/1/2021	200	203

GO, AGM, 4.00%, 9/1/2022	200	213

County of Armstrong, Commonwealth of Pennsylvania

GO, AGM, 3.00%, 6/1/2020 (c)	345	346

GO, AGM, 3.00%, 6/1/2021 (c)	370	379

Series A, GO, 4.00%, 6/1/2021	230	239

GO, AGM, 4.00%, 6/1/2022 (c)	380	404

Series A, GO, 4.00%, 6/1/2022	430	458

GO, AGM, 4.00%, 6/1/2023 (c)	225	246

Series A, GO, 5.00%, 6/1/2023	225	253

GO, AGM, 4.00%, 6/1/2024 (c)	230	258

GO, AGM, 4.00%, 6/1/2025 (c)	240	275

County of Lackawanna

Series 2020A, GO, 1.00%, 9/15/2020 (c)	300	300

Series 2020A, GO, 3.00%, 3/15/2021 (c)	200	204

Series 2020A, GO, 4.00%, 3/15/2022 (c)	200	212

Series 2020A, GO, 4.00%, 3/15/2023 (c)	200	217

Series 2020A, GO, 4.00%, 3/15/2024 (c)	300	334

Series 2020A, GO, 4.00%, 3/15/2025 (c)	300	341

County of Somerset

GO, 2.00%, 10/1/2020	225	226

GO, 2.00%, 10/1/2021	285	289

GO, 2.00%, 10/1/2022	340	347

GO, 2.00%, 10/1/2023	335	343

GO, 2.00%, 10/1/2024	300	309

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — continued

Dallas School District

Series 2019, GO, AGM, 4.00%, 10/15/2020	290	296

Series 2019, GO, AGM, 4.00%, 10/15/2021	275	288

Series 2019, GO, AGM, 4.00%, 10/15/2022	300	324

Series 2019, GO, AGM, 5.00%, 10/15/2023	175	200

Series 2019, GO, AGM, 5.00%, 10/15/2024	325	383

Iroquois School District

GO, 3.00%, 10/1/2020	185	187

GO, 4.00%, 10/1/2021	300	314

GO, 4.00%, 10/1/2022	390	420

GO, 4.00%, 10/1/2023	200	221

Juniata County School District GO, AGM, 5.00%, 11/15/2021	185	198

Mars Area School District

Series 2019B, GO, AGM, 5.00%, 9/1/2020	145	148

Series 2019B, GO, AGM, 5.00%, 9/1/2021	120	127

Series 2019B, GO, AGM, 5.00%, 9/1/2023	115	130

Montour School District GO, 3.00%, 10/1/2023	200	213

Muncy School District GO, 4.00%, 5/15/2023	345	376

Municipality of Monroeville GO, 3.00%, 6/1/2020	1,075	1,081

Municipality of Penn Hills

Series A, GO, 3.00%, 12/1/2020	275	279

Series A, GO, 3.00%, 12/1/2021	340	353

Series A, GO, 3.00%, 12/1/2022	345	363

Series A, GO, 3.00%, 12/1/2023	305	326

Neshannock Township School District

Series 2019AA, GO, 4.00%, 9/1/2021	100	104

Series 2019AA, GO, 4.00%, 9/1/2022	150	161

Series 2019AA, GO, 4.00%, 9/1/2023	200	220

Northeast Bradford School District

GO, AGM, 2.00%, 6/1/2020	125	125

GO, AGM, 2.00%, 6/1/2021	150	152

GO, AGM, 2.00%, 6/1/2022	320	326

GO, AGM, 3.00%, 6/1/2023	330	350

Northwestern Lehigh School District

Series 2019, GO, 5.00%, 2/15/2021	155	161

Series 2019, GO, 5.00%, 2/15/2023	680	760

Parkland School District GO, 4.00%, 4/15/2020	1,500	1,506

Penn Hills School District

GO, 3.00%, 10/1/2022	1,725	1,808

GO, 4.00%, 10/1/2023	1,790	1,971

GO, 4.00%, 10/1/2024	1,855	2,090

GO, 5.00%, 10/1/2025	4,615	5,562

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

Pittsburgh School District

Series 2019, GO, 5.00%, 9/1/2022	1,690	1,864

Series 2019, GO, 5.00%, 9/1/2023	1,810	2,067

Punxsutawney Area School District

Series 2020A, GO, AGM, 4.00%, 10/15/2020	215	219

Series 2020A, GO, AGM, 4.00%, 10/15/2021	315	331

Series 2020A, GO, AGM, 5.00%, 10/15/2022	290	320

Series 2020A, GO, AGM, 5.00%, 10/15/2023	250	286

Series 2020A, GO, AGM, 5.00%, 10/15/2024	150	177

School District of Philadelphia (The)

Series 2019A, GO, 5.00%, 9/1/2020	600	612

Series 2019A, GO, 5.00%, 9/1/2021	800	848

Series 2019A, GO, 5.00%, 9/1/2022	1,050	1,155

Series 2019A, GO, 5.00%, 9/1/2023	1,050	1,194

School District of the City of Erie (The)

Series 2019B, GO, AGM, 5.00%, 4/1/2020	420	421

Series 2019B, GO, AGM, 5.00%, 4/1/2021	400	417

Series 2019B, GO, AGM, 5.00%, 4/1/2022	325	351

Series 2019B, GO, AGM, 5.00%, 4/1/2023	315	351

Selinsgrove Area School District

Series A, GO, 2.00%, 3/1/2020	100	100

Series B, GO, 3.00%, 3/1/2020	110	110

Series A, GO, 2.00%, 9/1/2020	100	101

Series A, GO, 2.00%, 3/1/2021	5	5

Series B, GO, 3.00%, 3/1/2021	110	112

Series A, GO, 2.00%, 9/1/2021	125	127

Series A, GO, 2.00%, 3/1/2022	5	5

Series B, GO, 3.00%, 3/1/2022	130	135

Series A, GO, 2.00%, 9/1/2022	400	409

Series A, GO, 2.00%, 3/1/2023	5	5

Series B, GO, 3.00%, 3/1/2023	95	101

Series A, GO, 2.00%, 9/1/2023	585	604

Steel Valley School District

Series 2019B, GO, 3.00%, 11/1/2021	230	237

Series 2019B, GO, 4.00%, 11/1/2022	240	257

Series 2019B, GO, 4.00%, 11/1/2023	250	274

Steelton-Highspire School District

GO, 4.00%, 11/15/2022	60	64

GO, 4.00%, 11/15/2023	85	93

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	113

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — continued

Township of Butler

GO, 1.10%, 10/1/2020	1,100	1,100

GO, 4.00%, 10/1/2021	475	497

GO, 5.00%, 10/1/2022	250	275

GO, 5.00%, 10/1/2023	260	295

GO, 5.00%, 10/1/2024	275	321

Township of East Pennsboro, Cumberland County

Series 2019, GO, 3.00%, 9/1/2020	150	151

Series 2019, GO, 3.00%, 9/1/2021	190	196

Series 2019, GO, 3.00%, 9/1/2022	175	184

Township of Rostraver

GO, AGM, 3.00%, 9/1/2020	140	141

GO, AGM, 4.00%, 9/1/2021	100	105

Waynesboro Area School District, Franklin County

Series 2019, GO, 5.00%, 10/1/2020	485	496

Series 2019, GO, 5.00%, 10/1/2021	580	616

Series 2019, GO, 5.00%, 10/1/2022	305	336

Series 2019, GO, 5.00%, 10/1/2023	320	366

Wilkes-Barre Area School District Series 2019, GO, 5.00%, 4/15/2023	115	128

Wyalusing Area School District, Bradford and Wyoming Counties

Series 2019, GO, AGM, 4.00%, 4/1/2021	375	387

Series 2019, GO, AGM, 4.00%, 4/1/2022	315	334

Series 2019, GO, AGM, 4.00%, 4/1/2023	400	435

		91,271

Hospital — 0.7%

Berks County Municipal Authority (The), Tower Health Project

Series 2020A, Rev., 5.00%, 2/1/2021	400	415

Series 2020A, Rev., 5.00%, 2/1/2022	500	537

Series 2020A, Rev., 5.00%, 2/1/2023	1,300	1,445

Series 2020A, Rev., 5.00%, 2/1/2024	425	488

Series 2020A, Rev., 5.00%, 2/1/2025	600	709

Series 2020B-1, Rev., 5.00%, 2/1/2025 (d)	6,565	7,816

Series 2020A, Rev., 5.00%, 2/1/2026	1,015	1,229

Chester County Health and Education Facilities Authority, Main Line Health System

Series 2020A, Rev., 3.00%, 9/1/2023	230	247

Series 2020A, Rev., 3.00%, 9/1/2024	215	235

Series 2020A, Rev., 5.00%, 9/1/2025	250	305

General Authority of Southcentral, Wellspan Health Obligation Series C, Rev., VRDO, LIQ: Bank of America NA, 1.18%, 3/10/2020 (d)	16,000	16,000

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hospital — continued

Lancaster County Hospital Authority, Health Care Facilities, Moravian Manors, Inc. Project Series 2019B, Rev., 2.88%, 12/15/2023	1,000	1,001

Northampton County General Purpose Authority, Saint Luke’s Hospital Project Series 2010A, Rev., 5.00%, 8/15/2020	25	25

		30,452

Housing — 0.2%

Indiana County Industrial Development Authority, Residential Revival Indiana Student Housing Project Series 2017C, Rev., BAN, 1.45%, 9/1/2020	6,450	6,451

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)

Franklin County Industrial Development Authority, Menno-Haven, Inc., Project Rev., 4.00%, 12/1/2020	520	527

Lackawanna County Industrial Development Authority, University of Scranton

Rev., 4.00%, 11/1/2020	100	102

Rev., 5.00%, 11/1/2021	1,000	1,067

Montgomery County Industrial Development Authority, Meadowood Senior Living Project

Series A, Rev., 3.00%, 12/1/2020	250	253

Series A, Rev., 3.00%, 12/1/2021	250	256

		2,205

Other Revenue — 0.6%

Allentown Neighborhood Improvement Zone Development Authority, City Center Project Rev., 5.00%, 5/1/2023 (f)	250	275

City of Lebanon Authority

Rev., 4.00%, 12/15/2020	405	415

Rev., 4.00%, 12/15/2021	240	253

Rev., 4.00%, 12/15/2022	275	298

Rev., 4.00%, 12/15/2023	360	400

Commonwealth Financing Authority, Tobacco Master Settlement Payment

Series 2018, Rev., 5.00%, 6/1/2020	555	561

Series 2018, Rev., 5.00%, 6/1/2021	535	561

Cumberland County Municipal Authority, AICUP Financing Program-Messiah College Project Rev., 2.00%, 4/30/2020 (d)	250	250

Emmaus General Authority Rev., VRDO, AGM, LIQ: Wells Fargo Bank NA, 1.15%, 3/10/2020 (d)	4,990	4,990

Spring-Benner-Walker Joint Authority Rev., 4.00%, 9/1/2024	440	492

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Other Revenue — continued

Tender Option Bond Trust Receipts/Certificates

Series 2018-XL0060, Rev., VRDO, LOC: Barclays Bank plc, 1.25%, 3/10/2020 (d) (f)	5,650	5,650

Series 2018-XX1, Rev., VRDO, LOC: Barclays Bank plc, 1.25%, 3/10/2020 (d) (f)	7,800	7,800

Urban Redevelopment Authority of Pittsburgh, Crawford Square Apartments Project Rev., 2.25%, 6/1/2020 (d)	1,850	1,851

		23,796

Prerefunded — 0.0% (b)

City of Philadelphia, Water and Wastewater Rev., 5.00%, 11/1/2027 (e)	1,465	1,627

Pennsylvania Turnpike Commission, Convertible Capital Appreciation Series B2, Rev., 5.35%, 12/1/2024 (e)	30	31

		1,658

Transportation — 0.8%

Pennsylvania Turnpike Commission

Series 2nd, Rev., VRDO, LOC: TD Bank NA, 1.12%, 3/10/2020 (d)	12,855	12,855

Series A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 1.75%, 3/10/2020 (g)	18,000	18,159

Series B, Subseries B-2, Rev., 5.00%, 6/1/2020	50	51

Series A, Rev., 5.00%, 12/1/2022	1,000	1,111

Series A, Rev., 5.00%, 12/1/2023	1,000	1,151

Pennsylvania Turnpike Commission, Senior Lien Series A, Rev., 5.00%, 12/1/2020	110	113

		33,440

Utility — 0.6%

Philadelphia Gas Works Co., 1998 General Ordinance

Series A-2, Rev., VRDO, LOC: TD Bank NA, 1.12%, 3/10/2020 (d)	13,300	13,300

Series C, Rev., VRDO, LOC: Barclays Bank plc, 1.15%, 3/10/2020 (d)	10,585	10,585

		23,885

Water & Sewer — 0.1%

Ambridge Borough Water Authority

Rev., 3.00%, 11/15/2020	195	198

Rev., 4.00%, 11/15/2021	160	168

Rev., 4.00%, 11/15/2022	175	189

Rev., 4.00%, 11/15/2023	175	193

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Water & Sewer — continued

Charleroi Borough Authority, Water System

Rev., AGM, 3.00%, 12/1/2020	305	310

Rev., AGM, 4.00%, 12/1/2021	225	237

Rev., AGM, 4.00%, 12/1/2022	165	178

Rev., AGM, 4.00%, 12/1/2023	225	249

Lycoming County Water and Sewer Authority, Guaranteed Sewer

Rev., AGM, 2.00%, 11/15/2020	225	227

Rev., AGM, 4.00%, 11/15/2021	245	257

Rev., AGM, 4.00%, 11/15/2022	200	215

Rev., AGM, 4.00%, 11/15/2023	150	166

Middletown Township Sewer Authority

Rev., 3.00%, 10/1/2020	270	273

Rev., 4.00%, 10/1/2021	330	346

Rev., 4.00%, 10/1/2022	265	285

Rev., 4.00%, 10/1/2023	210	232

Pittsburgh Water and Sewer Authority, First Lien Series A, Rev., 5.00%, 9/1/2022	250	275

Upper Allegheny Joint Sanitary Authority

Series 2019A, Rev., AGM, 3.00%, 9/1/2020	125	126

Series 2019A, Rev., AGM, 3.00%, 9/1/2021	285	293

Series 2019A, Rev., AGM, 4.00%, 9/1/2022	200	215

Series 2019A, Rev., AGM, 4.00%, 9/1/2023	215	237

		4,869

Total Pennsylvania		330,403

Rhode Island — 1.0%

Education — 0.9%

Rhode Island Health and Educational Building Corp., Bryant University Rev., VRDO, LOC: TD Bank NA, 1.14%, 3/10/2020 (d)	25,120	25,120

Rhode Island Health and Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue Series 2008A, Rev., VRDO, LOC: U.S. Bank NA, 1.08%, 3/10/2020 (d)	12,120	12,120

Rhode Island Health and Educational Building Corp., Public School Program, Providence Public Building Authority Series 2013A, Rev., 5.00%, 5/15/2022	15	16

		37,256

General Obligation — 0.1%

City of Pawtucket

Series 2019C, GO, AGM, 3.00%, 7/15/2020	185	186

Series 2019D, GO, AGM, 3.00%, 7/15/2020	185	186

Series 2019D, GO, AGM, 3.00%, 7/15/2021	125	129

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	115

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — continued

Series 2019C, GO, AGM, 4.00%, 7/15/2021	185	193

Series 2019D, GO, AGM, 3.00%, 7/15/2022	210	220

Series 2019C, GO, AGM, 4.00%, 7/15/2022	210	225

Series 2019D, GO, AGM, 3.00%, 7/15/2023	70	75

Series 2019C, GO, AGM, 4.00%, 7/15/2023	380	417

		1,631

Other Revenue — 0.0% (b)

Providence Public Building Authority, Capital Improvement Series A, Rev., 5.00%, 9/15/2020	200	204

Transportation — 0.0% (b)

Rhode Island Commerce Corp., First Lien Special Facility, Rhode Island Airport Corp. Intermodal Facility Project Series 2018, Rev., 5.00%, 7/1/2020	585	593

Rhode Island Turnpike and Bridge Authority

Series 2019A, Rev., 5.00%, 10/1/2021	300	319

Series 2019A, Rev., 5.00%, 10/1/2023	125	143

		1,055

Total Rhode Island		40,146

South Carolina — 0.5%

Education — 0.0% (b)

Educational Facilities Authority, Wofford College Series B, Rev., 2.37%, 4/1/2022 (d)	500	513

South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project Series A, Rev., 2.38%, 12/1/2024 (f)	600	607

		1,120

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)

South Carolina Jobs-Economic Development Authority, Episcopal Home At Still Hopes Series 2018A, Rev., 5.00%, 4/1/2021	500	517

South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project Series 2020A, Rev., 4.00%, 11/15/2023	130	138

		655

Transportation — 0.3%

South Carolina Transportation Infrastructure Bank Series 2003B, Rev., (ICE LIBOR USD 1 Month + 0.45%), 1.51%, 4/1/2020 (g)	9,950	9,993

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Water & Sewer — 0.2%

Chester Sewer District, Wastewater System Improvement

Rev., 3.00%, 6/1/2020	75	75

Rev., 3.00%, 6/1/2021	110	113

Rev., 4.00%, 6/1/2023	75	82

Laurens County Water and Sewer Commission, Waterworks Distribution System Rev., BAN, 1.38%, 2/1/2022	7,000	7,027

		7,297

Total South Carolina		19,065

South Dakota — 0.0% (b)

Housing — 0.0% (b)

South Dakota Board of Regents, Housing and Auxiliary Facility System Series 2017, Rev., 5.00%, 4/1/2022	375	406

Other Revenue — 0.0% (b)

South Dakota State Building Authority Series A, Rev., 3.00%, 6/1/2020	200	201

Total South Dakota		607

Tennessee — 2.8%

Education — 0.3%

Knox County Health Educational and Housing Facility Board, Meadowbrook Apartments Project Rev., 1.50%, 7/1/2021 (d)	650	654

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, East Webster Street Apartments Project Rev., 2.05%, 4/1/2020 (d)	2,500	2,502

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Hermitage Flats Apartments Project Rev., 1.50%, 7/1/2020	3,750	3,757

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Oakwood Flats Apartments Project Rev., 2.10%, 10/1/2020 (d)	6,500	6,540

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2019, Rev., 3.00%, 10/1/2024	525	543

		13,996

General Obligation — 0.1%

City of Memphis, General Improvement GO, 5.00%, 6/1/2020	25	25

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — continued

County of Shelby, Public Improvement Series B, GO, VRDO, 1.15%, 3/10/2020 (d)	1,975	1,975

		2,000

Hospital — 1.6%

Chattanooga Health Educational and Housing Facility Board, Catholic Health Services Series 2004C, Rev., VRDO, 1.26%, 3/10/2020 (d)	21,940	21,940

Rutherford County Health and Educational Facilities Board Rev., 2.50%, 11/1/2020 (d)	3,500	3,533

Shelby County Health Educational and Housing Facilities Board, Methodist Le Bonheur Healthcare Series B, Rev., VRDO, AGM, LIQ: U.S. Bank NA, 1.21%, 3/2/2020 (d)	30,000	30,000

Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019B-1, Rev., 4.00%, 12/1/2026	10,000	10,159

		65,632

Housing — 0.5%

Highlands Residential Services, Walnut Village Project Series 2019, Rev., GNMA COLL, 1.80%, 4/1/2021 (d)	1,000	1,007

Knox County Health Educational and Housing Facility Board, Clear Springs Apartments Project Series 2019, Rev., 1.80%, 5/1/2021 (d)	800	807

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Dandridge Towers Project Rev., 1.87%, 7/1/2020 (d)	2,400	2,405

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Trevecca Towers I/East Project Rev., 2.00%, 1/1/2021 (d)	10,000	10,078

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Trevecca Towers II Project Rev., 2.00%, 1/1/2021 (d)	5,000	5,045

		19,342

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)

Lewisburg Industrial Development Board, Lewisburg Summit Apartments Rev., 1.55%, 3/1/2022 (d)	1,900	1,919

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Utility — 0.3%

Tennergy Corp., Gas Supply Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 10/1/2024 (d)	10,000	11,744

Tennessee Energy Acquisition Corp., Gas Project

Series A, Rev., 4.00%, 5/1/2020	780	784

Series 2017A, Rev., 4.00%, 5/1/2021	730	755

		13,283

Total Tennessee		116,172

Texas — 6.4%

Education — 0.1%

Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project

Series 2018C, Rev., 5.00%, 8/1/2024	200	235

Series 2018C, Rev., 5.00%, 8/1/2025	200	242

Austin Community College District, Combined Fee

Rev., 5.00%, 2/1/2021	160	166

Rev., 5.00%, 2/1/2022	165	178

Rev., 5.00%, 2/1/2023	170	190

McLennan County Junior College District

Rev., AGM, 3.00%, 4/15/2020	300	301

Rev., AGM, 3.00%, 4/15/2021	350	358

Rev., AGM, 3.00%, 4/15/2022	100	104

New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project

Series 2020A, Rev., 2.10%, 1/1/2023	90	90

Series 2020A, Rev., 2.20%, 1/1/2024	180	182

Series 2020A, Rev., 2.25%, 1/1/2025	315	318

New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project

Rev., 5.00%, 10/1/2020	675	687

Rev., 5.00%, 10/1/2021	1,425	1,489

Rev., 5.00%, 10/1/2022	1,495	1,601

University of Texas (The), Board of Regents, Financing System

Series A, Rev., 5.00%, 8/15/2020	25	25

Series 2016D, Rev., 5.00%, 8/15/2021	25	27

		6,193

General Obligation — 2.7%

Avery Ranch Road District No. 1

Series 2019, GO, 3.00%, 8/15/2022	615	646

Series 2019, GO, 3.00%, 8/15/2023	810	865

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	117

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — continued

Big Oaks Municipal Utility District, Waterworks & Sewer System, Combination Unlimited Tax

GO, AGM, 3.00%, 3/1/2021	335	342

GO, AGM, 3.00%, 3/1/2022	345	358

GO, AGM, 3.00%, 3/1/2023	905	954

Bridgestone Municipal Utility District

Series A, GO, AGM, 2.00%, 5/1/2021	1,480	1,497

Series A, GO, AGM, 2.00%, 5/1/2022	110	112

Series A, GO, AGM, 3.00%, 5/1/2023	85	90

Brushy Creek Municipal Utility District

GO, 3.00%, 6/1/2021	200	205

GO, 3.00%, 6/1/2022	235	245

GO, 3.00%, 6/1/2023	250	264

City of El Paso

Series 2020A, GO, 5.00%, 8/15/2020 (c)	885	901

Series 2020A, GO, 5.00%, 8/15/2021 (c)	600	636

GO, 5.00%, 8/15/2022 (c)	400	440

GO, 5.00%, 8/15/2023 (c)	515	585

GO, 5.00%, 8/15/2024 (c)	700	823

Series 2020A, GO, 5.00%, 8/15/2024 (c)	275	323

City of Galveston

GO, 3.00%, 5/1/2021	130	133

GO, 4.00%, 5/1/2022	590	629

City of Granbury Series 2018, GO, 2.00%, 8/15/2020	185	186

City of Grand Prairie GO, 5.00%, 2/15/2021	20	21

City of Kenedy, Certificates of Obligation

GO, 4.00%, 5/1/2020	315	317

GO, 4.00%, 5/1/2021	130	135

GO, 4.00%, 5/1/2022	120	127

GO, 4.00%, 5/1/2023	125	136

City of Laredo, A Home Rule City Located in Webb County GO, 5.00%, 2/15/2021	725	753

City of Odessa Series 2017, GO, 4.00%, 3/1/2020	300	300

City of Port Arthur

GO, AGM, 3.00%, 2/15/2021	350	357

Series 2020A, GO, AGM, 3.00%, 2/15/2021	970	989

GO, AGM, 3.00%, 2/15/2022	765	795

Series 2020A, GO, AGM, 4.00%, 2/15/2022	350	370

Series 2020A, GO, AGM, 4.00%, 2/15/2023	365	397

GO, AGM, 5.00%, 2/15/2023	910	1,015

Series 2020A, GO, AGM, 5.00%, 2/15/2024	380	437

Series 2020A, GO, AGM, 5.00%, 2/15/2025	400	475

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

City of Sulphur Springs

Series 2019, GO, AGM, 3.00%, 9/1/2020	100	101

Series 2019, GO, AGM, 3.00%, 9/1/2021	100	103

Series 2019, GO, AGM, 3.00%, 9/1/2022	520	546

City of Universal City

GO, 4.00%, 8/15/2020	215	218

GO, 4.00%, 8/15/2021	140	147

GO, 4.00%, 8/15/2022	145	155

GO, 2.00%, 8/15/2023	230	237

Clear Brook City Municipal Utility District Series 2019, GO, AGM, 2.10%, 2/1/2023	450	460

Clear Creek Independent School District, School Building Series B, GO, PSF-GTD, 1.45%, 8/14/2020 (d)	2,200	2,205

Counties of Travis, Williamson and Hays, City of Austin, Public Improvement GO, 5.00%, 9/1/2021	30	32

County of Bexar, Harlandale Independent School District GO, PSF-GTD, 3.00%, 8/15/2021 (d)	4,000	4,037

County of Denton GO, 5.00%, 7/15/2020	50	51

County of Kaufman, Limited Tax

Series 2020A, GO, 5.00%, 2/15/2022 (c)	250	270

Series 2020A, GO, 5.00%, 2/15/2023 (c)	110	123

Series 2020A, GO, 5.00%, 2/15/2024 (c)	125	145

Series 2020A, GO, 5.00%, 2/15/2025 (c)	130	155

County of Kaufman, Unlimited Tax Road

GO, 5.00%, 2/15/2023 (c)	155	174

GO, 5.00%, 2/15/2024 (c)	210	243

GO, 5.00%, 2/15/2025 (c)	255	305

County of La Salle

GO, AGM, 5.00%, 3/1/2020	315	315

GO, AGM, 5.00%, 3/1/2021	345	359

County of La Salle, Unlimited Tax

GO, AGM, 5.00%, 3/1/2020	2,075	2,075

GO, AGM, 5.00%, 3/1/2021	2,135	2,224

Cuero Independent School District, School Building Series 2014, GO, PSF-GTD, 5.00%, 8/15/2021	100	106

Cypress Hill Municipal Utility District No. 1

GO, 2.00%, 9/1/2020	30	30

GO, 2.00%, 9/1/2021	290	294

GO, 2.00%, 9/1/2022	190	194

GO, 3.00%, 9/1/2023	270	287

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — continued

Florence Independent School District

GO, PSF-GTD, 3.00%, 8/15/2026	230	241

GO, PSF-GTD, 3.00%, 8/15/2027	115	120

Fort Bend County Levee Improvement District No. 11 GO, AGM, 3.00%, 9/1/2023	400	424

Fort Bend County Municipal Utility District No. 116

Series 2019, GO, 3.00%, 9/1/2021	330	340

Series 2019, GO, 3.00%, 9/1/2022	460	480

Series 2019, GO, 3.00%, 9/1/2023	450	478

Fort Bend County Municipal Utility District No. 151 GO, 3.00%, 9/1/2021	190	196

Georgetown Independent School District Series 2019-B, GO, PSF-GTD, 2.75%, 8/1/2022 (d)	8,000	8,325

Greenhawe Water Control and Improvement District No. 2

GO, AGM, 3.00%, 9/1/2022	190	199

GO, AGM, 3.00%, 9/1/2023	200	212

Harris County Fresh Water Supply District No. 61

Series 2019, GO, AGM, 4.00%, 9/1/2023	445	489

Series 2019, GO, AGM, 3.00%, 9/1/2024	695	750

Harris County Municipal Utility District No. 096

Series 2019, GO, 2.00%, 9/1/2021	185	188

Series 2019, GO, 2.00%, 9/1/2023	195	200

Harris County Municipal Utility District No. 152

GO, AGM, 3.00%, 8/1/2022	280	292

GO, AGM, 3.00%, 8/1/2023	400	423

Harris County Municipal Utility District No. 157 GO, AGM, 3.00%, 3/1/2023	425	448

Harris County Municipal Utility District No. 276

GO, 3.00%, 9/1/2022	365	382

GO, 3.00%, 9/1/2023	745	790

Harris County Municipal Utility District No. 281

Series 2019, GO, 2.00%, 9/1/2020	135	136

Series 2019, GO, 2.00%, 9/1/2021	130	132

Series 2019, GO, 2.00%, 9/1/2022	300	306

Series 2019, GO, 2.00%, 9/1/2023	305	313

Harris County Municipal Utility District No. 374

Series 2019, GO, 3.00%, 9/1/2021	100	103

Series 2019, GO, 3.00%, 9/1/2022	145	151

Series 2019, GO, 3.00%, 9/1/2023	115	122

Harris County Municipal Utility District No. 391

GO, 3.00%, 9/1/2020	95	96

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

GO, 3.00%, 9/1/2021	375	386

GO, 3.00%, 9/1/2023	400	424

Harris County Municipal Utility District No. 419

GO, 3.00%, 9/1/2020	75	76

GO, 3.00%, 9/1/2021	70	72

GO, 3.00%, 9/1/2022	175	182

GO, 3.00%, 9/1/2023	455	482

Harris County Municipal Utility District No. 55

GO, 2.00%, 2/1/2021	470	474

GO, 3.00%, 2/1/2022	260	270

GO, 3.00%, 2/1/2023	785	827

Harris County Water Control and Improvement District No. 119

GO, AGM, 2.00%, 10/1/2021	835	848

GO, AGM, 3.00%, 10/1/2022	365	383

GO, AGM, 3.00%, 10/1/2023	375	400

Hunters Glen Municipal Utility District, Waterworks and Sewer System

Series 2019A, GO, AGM, 2.00%, 4/1/2020	120	120

Series 2019A, GO, AGM, 2.00%, 4/1/2021	110	111

Series 2019A, GO, AGM, 2.00%, 4/1/2022	330	337

Series 2019A, GO, AGM, 2.00%, 4/1/2023	595	611

La Joya Independent School District

GO, AGM, 4.00%, 2/15/2021	380	392

GO, AGM, 4.00%, 2/15/2022	390	414

GO, AGM, 4.00%, 2/15/2023	420	456

Lytle Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	255	307

Midlothian Independent School District, Unlimited Tax Series 2017B, GO, PSF-GTD, 2.50%, 8/1/2020 (d)	4,315	4,343

Montgomery County Municipal Utility District No. 94

GO, 2.00%, 10/1/2020	20	20

GO, 2.00%, 10/1/2021	60	61

GO, 2.00%, 10/1/2022	185	189

GO, 2.00%, 10/1/2023	185	191

New Caney Independent School District, School Building GO, PSF-GTD, 3.00%, 8/15/2021 (d)	1,500	1,545

Northside Independent School District, School Building

GO, PSF-GTD, 1.45%, 6/1/2020 (d)	4,000	4,005

GO, PSF-GTD, 2.00%, 6/1/2021 (d)	3,035	3,075

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	119

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — continued

Northwest Harris County Municipal Utility District No. 19

GO, AGM, 2.00%, 10/1/2020	40	40

GO, AGM, 2.00%, 10/1/2021	100	102

GO, AGM, 2.00%, 10/1/2022	100	102

GO, AGM, 2.00%, 10/1/2023	105	107

Pecan Grove Municipal Utility District, Unlimited Tax

Series 2019, GO, 4.00%, 9/1/2021	560	585

GO, AGM, 3.00%, 9/1/2022 (c)	195	205

Series 2019, GO, 4.00%, 9/1/2022	710	763

GO, AGM, 3.00%, 9/1/2023 (c)	345	368

Series 2019, GO, 4.00%, 9/1/2023	740	816

GO, AGM, 3.00%, 9/1/2024 (c)	600	651

Robstown Independent School District

GO, PSF-GTD, 2.00%, 2/15/2021	325	329

GO, PSF-GTD, 2.00%, 2/15/2022	325	332

GO, PSF-GTD, 3.00%, 2/15/2023	650	689

GO, PSF-GTD, 3.00%, 2/15/2024	360	388

Sienna Plantation Municipal Utility District No. 3

GO, 2.00%, 3/1/2021	200	202

GO, 2.00%, 3/1/2022	225	230

GO, 2.00%, 3/1/2023	185	189

State of Texas, Veterans

Series A, GO, VRDO, LIQ: State Street Bank & Trust, 1.18%, 3/10/2020 (d)	12,370	12,370

GO, VRDO, LIQ: Sumitomo Mitsui Banking Corp., 1.20%, 3/10/2020 (d)	19,505	19,505

Town of Horizon City

Series 2019, GO, AGM, 3.00%, 8/15/2020	155	157

Series 2019, GO, AGM, 3.00%, 8/15/2021	300	309

Series 2019, GO, AGM, 3.00%, 8/15/2022	170	178

Series 2019, GO, AGM, 4.00%, 8/15/2023	230	253

Travis County Municipal Utility District No. 4

Series 2019A, GO, AGM, 2.00%, 9/1/2022	410	418

Series 2019A, GO, AGM, 3.00%, 9/1/2023	650	690

Williamson County Municipal Utility District No. 11

GO, AGM, 4.00%, 8/1/2020	255	258

GO, AGM, 4.00%, 8/1/2021	140	146

GO, AGM, 4.00%, 8/1/2022	110	117

		110,285

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hospital — 0.8%

Harris County Cultural Education Facilities Finance Corp., Children’s Hospital Series A, Rev., 5.00%, 10/1/2020	3,255	3,332

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System

Series 2019C, Rev., VRDO, 1.57%, 3/10/2020 (d)	10,000	10,000

Series 2019C-2, Rev., VRDO, 1.72%, 3/10/2020 (d)	9,000	9,000

Series 2019A, Rev., 5.00%, 12/1/2021	1,750	1,873

Series 2019A, Rev., 5.00%, 12/1/2022	1,700	1,888

Series 2019A, Rev., 5.00%, 12/1/2023	2,230	2,561

Tarrant County Cultural Education Facilities Finance Corp., Christus Health Series A, Rev., 5.00%, 7/1/2020	3,460	3,506

		32,160

Industrial Development Revenue/Pollution Control Revenue — 0.1%

Matagorda County Navigation District No. 1, Pollution Control Rev., AMT, 1.75%, 9/1/2020 (d)	4,000	4,012

Other Revenue — 1.9%

City of Irving, Hotel Occupancy

Rev., 5.00%, 8/15/2020	125	127

Rev., 5.00%, 8/15/2021	25	26

Rev., 5.00%, 8/15/2022	50	55

Rev., 5.00%, 8/15/2023	50	57

State of Texas Rev., TRAN, 4.00%, 8/27/2020	75,915	77,087

		77,352

Prerefunded — 0.0% (b)

Austin Independent School District, Unlimited Tax Series 2013A, GO, PSF-GTD, 5.00%, 8/1/2032 (e)	30	32

Midlothian Independent School District, Unlimited Tax Series 2017B, GO, PSF-GTD, 2.50%, 8/1/2020 (d) (e)	685	689

		721

Transportation — 0.7%

Brazoria County Toll Road Authority, Limited Contract Tax and Subordinate Lien Toll Road Series 2017B, Rev., BAN, GTD, 1.45%, 3/1/2020 (e)	7,000	7,000

Central Texas Regional Mobility Authority, Subordinated Lien Rev., BAN, 4.00%, 1/1/2022	2,455	2,552

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Transportation — continued

City of Austin, Airport System Series 2019, Rev., AMT, 5.00%, 11/15/2022	4,250	4,700

Harris County Toll Road Authority (The), Senior Lien

Series 2018A, Rev., 5.00%, 8/15/2020	1,500	1,528

Series A, Rev., 5.00%, 8/15/2021	1,500	1,591

Love Field Airport Modernization Corp. Rev., AMT, 5.00%, 11/1/2021	125	133

North Texas Tollway Authority

Series B, Rev., 4.00%, 1/1/2022	800	845

Series B, Rev., 5.00%, 1/1/2023	5,000	5,579

Series B, Rev., 5.00%, 1/1/2024	5,500	6,346

Port Beaumont Navigation District Rev., 4.00%, 9/1/2020	155	157

		30,431

Utility — 0.1%

City of Houston, Combined Utility System, First Lien Series 2004B-6, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.15%, 3/10/2020 (d)	1,540	1,540

County of Bexar, Tax Exempt Project

Rev., 5.00%, 8/15/2020	235	239

Rev., 5.00%, 8/15/2022	275	302

Rev., 5.00%, 8/15/2023	275	313

		2,394

Water & Sewer — 0.0% (b)

Canyon Regional Water Authority, Wells Ranch I Project Rev., 4.00%, 8/1/2020	20	20

City of Laredo, Waterworks and Sewer System

Rev., 5.00%, 3/1/2020	250	250

Rev., 5.00%, 3/1/2021	125	130

Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/2020	675	687

		1,087

Total Texas		264,635

Utah — 0.6%

Education — 0.0% (b)

Utah Charter School Finance Authority

Series A, Rev., 5.00%, 4/15/2020	65	65

Series A, Rev., 5.00%, 4/15/2021	40	42

Series A, Rev., 5.00%, 4/15/2022	35	38

Series A, Rev., 5.00%, 4/15/2023	85	95

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Education — continued

Utah Charter School Finance Authority, Utah Charter Academies Project

Rev., 3.00%, 10/15/2020	220	223

Rev., 4.00%, 10/15/2021	305	319

		782

Hospital — 0.3%

County of Utah Hospital, IHC Health Services, Inc.

Series C, Rev., VRDO, LIQ: U.S. Bank NA, 1.09%, 3/10/2020 (d)	2,500	2,500

Series D, Rev., VRDO, LIQ: U.S. Bank NA, 1.09%, 3/10/2020 (d)	11,275	11,275

		13,775

Other Revenue — 0.0% (b)

City of Murray, Sales Tax

Series 2018, Rev., 3.00%, 11/15/2020	235	239

Series 2018, Rev., 4.00%, 11/15/2021	150	158

West Valley City Municipal Building Authority Series 2019, Rev., AGM, 5.00%, 2/1/2021	90	93

		490

Prerefunded — 0.3%

Utah State Board of Regents, University of Utah (The)

Series 2011B, Rev., 5.00%, 8/1/2029 (e)	5,100	5,187

Series 2011B, Rev., 5.00%, 8/1/2030 (e)	5,110	5,197

		10,384

Utility — 0.0% (b)

City of Lehi, Electric Utility

Series 2018, Rev., 5.00%, 6/1/2020	85	86

Series 2018, Rev., 5.00%, 6/1/2021	75	79

		165

Total Utah		25,596

Virginia — 3.6%

Education — 0.2%

Virginia College Building Authority, Public Higher Education Financing Program Series 2014B, Rev., 5.00%, 9/1/2020	7,685	7,846

General Obligation — 0.1%

City of Charlottesville, Public Improvement Series 2012B, GO, 4.00%, 7/15/2020	200	202

Commonwealth of Virginia Series A, GO, 5.00%, 6/1/2021	1,480	1,558

		1,760

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	121

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Hospital — 2.0%

Chesapeake Hospital Authority, Regional Medical Center

Rev., 5.00%, 7/1/2023	925	1,049

Rev., 5.00%, 7/1/2024	885	1,037

Fairfax County Industrial Development Authority, Health Care Series C, Rev., VRDO, 1.16%, 3/10/2020 (d)	33,120	33,120

Lynchburg Economic Development Authority, Centra Health Obligated Group Series 2017B, Rev., VRDO, LOC: Branch Banking & Trust, 1.30%, 3/2/2020 (d)	13,725	13,725

Norfolk Economic Development Authority, Sentara Healthcare Series B, Rev., VRDO, 1.17%, 3/10/2020 (d)	33,515	33,515

		82,446

Industrial Development Revenue/Pollution Control Revenue — 0.5%

Chesapeake Economic Development Authority, Virginia Electric and Power Co. Project Series 2008A, Rev., 1.90%, 6/1/2023 (d)	4,250	4,375

Rockingham County Economic Development Authority, Sunnyside Presbyterian Home

Series 2020A, Rev., 4.00%, 12/1/2020	280	286

Series 2020A, Rev., 4.00%, 12/1/2021	270	283

Series 2020A, Rev., 4.00%, 12/1/2022	295	318

Series 2020A, Rev., 4.00%, 12/1/2023	100	110

Wise County Industrial Development Authority Series 2009-A, Rev., 2.15%, 9/1/2020 (d)	7,500	7,542

York County Economic Development Authority, Electric and Power Company Project Series 2009A, Rev., 1.90%, 6/1/2023 (d)	8,000	8,232

		21,146

Other Revenue — 0.6%

Virginia Public Building Authority, Public Facilities

Series 2014C, Rev., 5.00%, 8/1/2020	18,830	19,159

Series A, Rev., 5.00%, 8/1/2020	5,220	5,311

		24,470

Prerefunded — 0.2%

Fairfax County EDA, Community Services Facilities Projects Series A, Rev., 4.50%, 3/1/2037 (e)	8,235	8,542

Transportation — 0.0% (b)

Peninsula Ports Authority, Dominion Term Association Project Rev., 1.70%, 10/1/2022 (d)	1,550	1,569

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Transportation — continued

Virginia Commonwealth Transportation Board, Federal Transportation Series B-G, Rev., GAN, 5.00%, 3/15/2021	25	26

		1,595

Total Virginia		147,805

Washington — 2.0%

General Obligation — 0.0% (b)

Kitsap County School District No. 401 Central Kitsap, Unlimited Tax GO, 4.00%, 12/1/2021	75	79

Pend Oreille County, Public Hospital District No. 1 GO, 3.00%, 12/1/2020	155	157

Snohomish County School District No. 15 Edmonds GO, 5.00%, 12/1/2021	330	354

Snohomish County, Everett School District No. 2 GO, 5.00%, 12/1/2020	25	26

Snohomish County, School District No. 25, Marysville GO, 5.00%, 12/1/2020	170	175

		791

Hospital — 0.7%

Washington Health Care Facilities Authority, Catholic Health Initiatives

Series 2013B, Rev., (SIFMA Municipal Swap Index Yield + 1.00%), 2.15%, 3/10/2020 (g)	5,000	5,013

Series 2013B, Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 2.55%, 3/10/2020 (g)	10,000	10,423

Washington Health Care Facilities Authority, Commonspirit Health Series B-1, Rev., 5.00%, 8/1/2024 (d)	11,000	12,711

Washington Health Care Facilities Authority, Overlake Hospital Medical Center Series 2017B, Rev., 5.00%, 7/1/2022	1,210	1,323

WBRP 3.2, Washington Biomedical Research Properties Series 2015A, Rev., 5.00%, 1/1/2021	25	26

		29,496

Housing — 0.6%

King County Housing Authority, Highland Village Project

Rev., 4.00%, 1/1/2022	120	126

Rev., 4.00%, 1/1/2023	100	108

Rev., 5.00%, 1/1/2024	120	138

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Housing — continued

Washington State Housing Finance Commission, Multi-Family Housing, Cathedral Plaza Apartments Rev., 2.37%, 7/1/2020 (d)	13,500	13,555

Washington State Housing Finance Commission, Multi-Family Housing, The O’Malley Apartments Rev., 2.37%, 7/1/2020 (d)	8,500	8,534

Washington State Housing Finance Commission, Transforming Age Projects Series 2019B, Rev., 2.38%, 1/1/2026 (f)	3,500	3,520

		25,981

Utility — 0.5%

City of Seattle, Municipal Light and Power Improvement Rev., 5.00%, 9/1/2021	20	21

Energy Northwest, Columbia Generating Station Series 2012A, Rev., 5.00%, 7/1/2020	18,750	19,010

		19,031

Water & Sewer — 0.2%

Cascade Water Alliance Rev., 5.00%, 1/1/2021	20	21

City of Seattle, Wastewater System Improvement Rev., 5.00%, 9/1/2020	25	25

County of King, Junior Lien, Sewer Rev., 2.45%, 12/1/2020 (d)	6,615	6,635

		6,681

Total Washington		81,980

West Virginia — 0.1%

General Obligation — 0.0% (b)

Berkeley County Board of Education, Public School

GO, 3.00%, 5/1/2020	830	833

GO, 3.00%, 5/1/2021	395	404

GO, 4.00%, 5/1/2022	600	638

GO, 5.00%, 5/1/2025	360	430

		2,305

Utility — 0.1%

West Virginia Economic Development Authority, Appalachian Power Co. — AMOS Project Series 2009A, Rev., 2.63%, 6/1/2022 (d)	3,805	3,941

Total West Virginia		6,246

Wisconsin — 3.0%

Education — 0.6%

Milwaukee Redevelopment Authority, Milwaukee Public Schools Rev., 4.00%, 11/15/2021	55	58

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Education — continued

Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018C-1, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 1.50%, 3/10/2020 (g)	21,865	21,896

Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.

Series 2017A, Rev., 5.00%, 9/1/2020	155	158

Series 2017A, Rev., 5.00%, 9/1/2021	160	168

Wisconsin Health and Educational Facilities Authority, Hmong American Peace Academy

Rev., 4.00%, 3/15/2022	110	116

Rev., 4.00%, 3/15/2023	120	129

Rev., 4.00%, 3/15/2024	120	132

Rev., 4.00%, 3/15/2025	125	140

Wisconsin Health and Educational Facilities Authority, St. Camillus Health System Series 2019B-3, Rev., 2.25%, 11/1/2026	4,000	4,058

		26,855

General Obligation — 0.5%

Big Foot Union High School District

Series 2019, GO, 4.00%, 3/1/2020	100	100

Series 2019, GO, 4.00%, 3/1/2021	130	134

Series 2019, GO, 4.00%, 3/1/2022	100	106

Series 2019, GO, 4.00%, 3/1/2023	115	125

City of Fort Atkinson

GO, 3.00%, 2/1/2021	115	117

GO, 3.00%, 2/1/2022	120	125

GO, 4.00%, 2/1/2023	230	249

City of Kenosha GO, 3.00%, 2/1/2021	1,000	1,019

City of Middletown

GO, 3.00%, 3/1/2020	200	200

GO, 3.00%, 3/1/2021	355	363

City of Oak Creek

GO, 3.00%, 4/1/2021	335	342

GO, 3.00%, 4/1/2022	135	141

GO, 3.00%, 4/1/2023	180	191

City of Racine

Series 2019B, GO, 4.00%, 6/1/2021	120	124

Series 2019B, GO, 4.00%, 12/1/2021	165	174

Series 2019B, GO, 4.00%, 12/1/2022	145	157

Series 2019B, GO, 5.00%, 12/1/2023	125	143

City of Shawano, Promissory Notes

Series 2019, GO, 3.00%, 4/1/2020	150	150

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	123

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — continued

Series 2019, GO, 3.00%, 4/1/2021	250	256

Series 2019, GO, 3.00%, 4/1/2022	140	146

Series 2019, GO, 3.00%, 4/1/2023	150	158

City of Watertown, Promissory Notes

GO, 3.00%, 6/1/2023	125	133

GO, 3.00%, 6/1/2024	425	460

City of Waukesha

Series 2019C, GO, 3.00%, 10/1/2020	575	582

Series 2019C, GO, 3.00%, 10/1/2021	450	465

Series 2019C, GO, 3.00%, 10/1/2022	425	448

Series 2019C, GO, 3.00%, 10/1/2023	350	376

County of Douglas

GO, 5.00%, 2/1/2021	350	363

GO, 5.00%, 2/1/2022	520	561

County of Manitowoc

GO, AGM, 3.00%, 11/1/2022	50	52

GO, AGM, 3.00%, 11/1/2023	150	160

County of Manitowoc, Promissory Notes

GO, AGM, 3.00%, 4/1/2021	350	358

GO, AGM, 3.00%, 4/1/2022	875	910

GO, AGM, 3.00%, 4/1/2023	895	947

GO, AGM, 4.00%, 4/1/2024	680	759

County of Rusk, Promissory Notes

GO, 3.00%, 3/1/2021	200	204

GO, 3.00%, 3/1/2022	130	135

GO, 3.00%, 3/1/2023	260	275

GO, 3.00%, 3/1/2024	270	290

Eleva-Strum School District

GO, 3.00%, 4/1/2020	230	230

GO, 3.00%, 4/1/2021	450	460

Gale-Ettrick-Trempealeau School District

GO, 2.00%, 4/1/2020	85	85

GO, 2.00%, 4/1/2021	50	50

GO, 2.00%, 4/1/2022	105	107

GO, 2.00%, 4/1/2023	130	133

Gibraltar Area School District

GO, 4.00%, 3/1/2020	440	440

GO, 4.00%, 3/1/2021	700	722

GO, 4.00%, 3/1/2022	315	334

Lakeshore Technical College District

Series 2019A, GO, 3.00%, 3/1/2022	75	78

Series 2019A, GO, 3.00%, 3/1/2023	110	117

Series 2019A, GO, 3.00%, 3/1/2024	405	434

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

General Obligation — continued

Pewaukee School District Series 2019A, GO, 5.00%, 3/1/2024	375	435

Poynette School District

GO, 3.00%, 4/1/2020	125	125

GO, 3.00%, 4/1/2021	100	102

GO, 3.00%, 4/1/2022	340	354

GO, 3.00%, 4/1/2023	265	281

Randall Consolidated School Joint No. 1

GO, 4.00%, 3/1/2020	380	380

GO, 4.00%, 3/1/2021	175	180

Village of Menomonee Falls, Promissory Note Series A, GO, 3.00%, 6/1/2021	270	277

Village of Mount Pleasant

Series 2019A, GO, 3.00%, 3/1/2020	100	100

Series 2019A, GO, 3.00%, 3/1/2021	285	290

Series 2019A, GO, 3.00%, 3/1/2022	265	275

Series 2019A, GO, 5.00%, 3/1/2023	380	424

Village of Pulaski GO, AGM, 3.00%, 4/1/2020	160	160

Western Technical College District, Promissory Notes Series 2019C, GO, 3.00%, 4/1/2020	150	150

Wittenberg Birnamwood School District

GO, AGM, 4.00%, 3/1/2021	130	134

GO, AGM, 4.00%, 3/1/2022	260	276

GO, AGM, 4.00%, 3/1/2023	280	305

		19,436

Hospital — 1.4%

University of Wisconsin Hospitals and Clinics Series 2018C, Rev., VRDO, LIQ: BMO Harris Bank NA, 1.30%, 3/2/2020 (d)	25,430	25,430

Wisconsin Health and Educational Facilities Authority, Medical College Series 2008B, Rev., VRDO, LOC: U.S. Bank NA, 1.23%, 3/2/2020 (d)	32,930	32,930

		58,360

Other Revenue — 0.3%

City of Kaukauna, Storm Water System Series 2019D, Rev., BAN, 2.63%, 9/1/2024	660	683

Village of DeForest Series C, Rev., RAN, 3.00%, 5/1/2023	4,865	4,985

Village of Howard Rev., RAN, 2.00%, 12/1/2021	6,965	7,018

		12,686

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Transportation — 0.1%

Wisconsin Department of Transportation

Series 1, Rev., 5.00%, 7/1/2020	2,135	2,165

Series 1, Rev., 5.00%, 7/1/2021	25	26

		2,191

Utility — 0.1%

WPPI Energy, Power Supply System Series A, Rev., 5.00%, 7/1/2020	3,275	3,320

Water & Sewer — 0.0% (b)

City of Kaukauna, Sanitary Sewer System Series 2019C, Rev., BAN, 2.63%, 9/1/2024	510	527

Total Wisconsin		123,375

Total Municipal Bonds (Cost $4,317,931)		4,338,514

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.2%

Investment Companies — 1.2%

JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.02% (h) (i) (Cost $50,592)	50,592	50,592

Total Investments — 105.6% (Cost $4,368,523)		4,389,106
Liabilities in Excess of Other Assets — (5.6)%		(231,595)

NET ASSETS — 100.0%		4,157,511

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
EDA	Economic Development Authority
FHA	Federal Housing Administration
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
GO	General Obligation
GRAN	Grant Revenue Anticipation Note
GTD	Guaranteed
ICE	Intercontinental Exchange
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association

TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 29, 2020.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2020.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of February 29, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	125

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2020

(Amounts in thousands, except per share amounts)

	JPMorgan High Yield Municipal Fund	JPMorgan Municipal Income Fund		JPMorgan Short- Intermediate Municipal Bond Fund
ASSETS:
Investments in non-affiliates, at value	$506,690	$277,041		$1,637,600
Investments in affiliates, at value	44,883	13,683		48,403
Cash	37	—		—
Receivables:
Investment securities sold	110	239		8,369
Investment securities sold — delayed delivery securities	6,644	215		—
Fund shares sold	1,768	687		1,916
Interest from non-affiliates	4,666	2,419		14,873
Dividends from affiliates	27	14		54

Total Assets	564,825	294,298		1,711,215

LIABILITIES:
Payables:
Investment securities purchased	13,388	2,588		8,096
Investment securities purchased — delayed delivery securities	15,377	5,769		31,551
Fund shares redeemed	1,009	348		9,820
Accrued liabilities:
Investment advisory fees	87	53		200
Administration fees	2	9		19
Distribution fees	58	26		13
Service fees	23	18		35
Custodian and accounting fees	20	14		20
Trustees’ and Chief Compliance Officer’s fees	—	—	(a)	—	(a)
Other	105	53		94

Total Liabilities	30,069	8,878		49,848

Net Assets	$534,756	$285,420		$1,661,367

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

	JPMorgan High Yield Municipal Fund	JPMorgan Municipal Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund
NET ASSETS:
Paid-in-Capital	$503,098	$270,730	$1,608,321
Total distributable earnings (loss)	31,658	14,690	53,046

Total Net Assets	$534,756	$285,420	$1,661,367

Net Assets:
Class A	$194,623	$96,844	$53,408
Class C	37,623	12,868	4,303
Class I	296,450	114,772	641,836
Class R6	6,060	60,936	961,820

Total	$534,756	$285,420	$1,661,367

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	16,315	9,664	4,919
Class C	3,161	1,298	393
Class I	24,854	11,540	58,798
Class R6	508	6,129	88,149
Net Asset Value (a):
Class A — Redemption price per share	$11.93	$10.02	$10.86
Class C — Offering price per share (b)	11.90	9.92	10.96
Class I — Offering and redemption price per share	11.93	9.95	10.92
Class R6 — Offering and redemption price per share	11.93	9.94	10.91
Class A maximum sales charge	3.75%	3.75%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.39	$10.41	$11.11

Cost of investments in non-affiliates	$475,530	$261,855	$1,570,987
Cost of investments in affiliates	44,883	13,683	48,402

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	127

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
ASSETS:
Investments in non-affiliates, at value	$535,940	$4,338,514
Investments in affiliates, at value	27,433	50,592
Cash	—	—	(a)
Deposits at broker for futures contracts	190	—
Receivables:
Investment securities sold	559	590
Investment securities sold — delayed delivery securities	434	—
Fund shares sold	2,797	19,977
Interest from non-affiliates	4,915	25,193
Dividends from affiliates	19	109
Due from adviser	—	16

Total Assets	572,287	4,434,991

LIABILITIES:
Payables:
Investment securities purchased	6,233	64,191
Investment securities purchased — delayed delivery securities	12,487	191,098
Fund shares redeemed	1,285	20,984
Variation margin on futures contracts	186	—
Accrued liabilities:
Investment advisory fees	120	—
Administration fees	29	—
Distribution fees	60	16
Service fees	13	726
Custodian and accounting fees	19	39
Trustees’ and Chief Compliance Officer’s fees	—	—	(a)
Other	77	426

Total Liabilities	20,509	277,480

Net Assets	$551,778	$4,157,511

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
NET ASSETS:
Paid-in-Capital	$513,814	$4,138,364
Total distributable earnings (loss)	37,964	19,147

Total Net Assets	$551,778	$4,157,511

Net Assets:
Class A	$231,815	$106,625
Class C	26,965	—
Class I	177,584	4,050,886
Class R6	115,414	—

Total	$551,778	$4,157,511

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	18,307	10,577
Class C	2,148	—
Class I	14,086	402,172
Class R6	9,157	—

Net Asset Value (a):
Class A — Redemption price per share	$12.66	$10.08
Class C — Offering price per share (b)	12.55	—
Class I — Offering and redemption price per share	12.61	10.07
Class R6 — Offering and redemption price per share	12.60	—
Class A maximum sales charge	3.75%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$13.15	$10.31

Cost of investments in non-affiliates	$489,103	$4,317,931
Cost of investments in affiliates	27,432	50,592

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	129

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 29, 2020

(Amounts in thousands)

	JPMorgan High Yield Municipal Fund		JPMorgan Municipal Income Fund	JPMorgan Short- Intermediate Municipal Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$11,000		$6,138	$33,562
Interest income from affiliates	—	(a)	— (a)	1
Dividend income from non-affiliates	26		—	—
Dividend income from affiliates	350		153	1,071

Total investment income	11,376		6,291	34,634

EXPENSES:
Investment advisory fees	1,154		695	3,977
Administration fees	247		174	1,193
Distribution fees:
Class A	268		187	106
Class C	203		97	32
Service fees:
Class A	268		187	106
Class C	68		32	11
Class I	480		223	1,547
Custodian and accounting fees	113		67	181
Interest expense to affiliates	—	(a)	— (a)	—
Professional fees	101		73	80
Trustees’ and Chief Compliance Officer’s fees	26		26	31
Printing and mailing costs	28		12	81
Registration and filing fees	164		73	89
Transfer agency fees (See Note 2.I.)	6		7	16
Other	17		13	23

Total expenses	3,143		1,866	7,473

Less fees waived	(1,026)		(601)	(3,815)
Less expense reimbursements	(68)		—	(7)

Net expenses	2,049		1,265	3,651

Net investment income (loss)	9,327		5,026	30,983

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	1,190		(361)	5,375
Investments in affiliates	(3)		(1)	2

Net realized gain (loss)	1,187		(362)	5,377

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	28,740		11,661	49,004
Investments in affiliates	—	(a)	— (a)	1

Change in net unrealized appreciation/depreciation	28,740		11,661	49,005

Net realized/unrealized gains (losses)	29,927		11,299	54,382

Change in net assets resulting from operations	$39,254		$16,325	$85,365

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$14,622	$54,911
Interest income from affiliates	1	2
Dividend income from non-affiliates	1	—
Dividend income from affiliates	239	1,519

Total investment income	14,863	56,432

EXPENSES:
Investment advisory fees	1,369	5,036
Administration fees	342	2,518
Distribution fees:
Class A	435	137
Class C	208	—
Service fees:
Class A	435	137
Class C	69	—
Class I	390	8,257
Custodian and accounting fees	149	335
Interest expense to affiliates	3	95
Professional fees	97	92
Trustees’ and Chief Compliance Officer’s fees	27	38
Printing and mailing costs	23	44
Registration and filing fees	104	245
Transfer agency fees (See Note 2.I.)	18	24
Other	14	95

Total expenses	3,683	17,053

Less fees waived	(1,093)	(8,575)

Net expenses	2,590	8,478

Net investment income (loss)	12,273	47,954

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	765	(652)
Investments in affiliates	(1)	17
Futures contracts	(1,286)	—

Net realized gain (loss)	(522)	(635)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	34,170	17,937
Investments in affiliates	1	—
Futures contracts	(292)	—

Change in net unrealized appreciation/depreciation	33,879	17,937

Net realized/unrealized gains (losses)	33,357	17,302

Change in net assets resulting from operations	$45,630	$65,256

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	131

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan High Yield Municipal Fund		JPMorgan Municipal Income Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$9,327	$4,042	$5,026	$4,845
Net realized gain (loss)	1,187	248	(362)	17
Change in net unrealized appreciation/depreciation	28,740	1,124	11,661	1,465

Change in net assets resulting from operations	39,254	5,414	16,325	6,327

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,137)	(1,161)	(1,506)	(1,687)
Class C	(644)	(485)	(188)	(306)
Class I	(5,749)	(2,376)	(2,040)	(2,044)
Class R6 (a)	(103)	(4)	(1,287)	(1,817)

Total distributions to shareholders	(9,633)	(4,026)	(5,021)	(5,854)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	346,641	52,086	75,558	(19,210)

NET ASSETS:
Change in net assets	376,262	53,474	86,862	(18,737)
Beginning of period	158,494	105,020	198,558	217,295

End of period	$534,756	$158,494	$285,420	$198,558

(a)	Commencement of offering of class of shares effective November 1, 2018 for JPMorgan High Yield Municipal Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

	JPMorgan Short-Intermediate Municipal Bond Fund		JPMorgan Tax Free Bond Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$30,983	$31,530	$12,273	$12,567
Net realized gain (loss)	5,377	(4,496)	(522)	(1,860)
Distributions of capital gains received from investment company non-affiliates	—	—	—	8
Change in net unrealized appreciation/depreciation	49,005	18,414	33,879	555

Change in net assets resulting from operations	85,365	45,448	45,630	11,270

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(652)	(498)	(4,479)	(4,427)
Class C	(41)	(53)	(558)	(780)
Class I	(12,180)	(27,873)	(4,385)	(6,496)
Class R6 (a)	(18,526)	(3,081)	(2,816)	(871)

Total distributions to shareholders	(31,399)	(31,505)	(12,238)	(12,574)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	129,277	(255,405)	135,787	67,878

NET ASSETS:
Change in net assets	183,243	(241,462)	169,179	66,574
Beginning of period	1,478,124	1,719,586	382,599	316,025

End of period	$1,661,367	$1,478,124	$551,778	$382,599

(a)	Commencement of offering of class of shares effective October 1, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	133

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Ultra-Short Municipal Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$47,954	$35,149
Net realized gain (loss)	(635)	(280)
Change in net unrealized appreciation/depreciation	17,937	5,321

Change in net assets resulting from operations	65,256	40,190

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(694)	(289)
Class I	(47,204)	(34,837)

Total distributions to shareholders	(47,898)	(35,126)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,051,707	1,018,313

NET ASSETS:
Change in net assets	1,069,065	1,023,377
Beginning of period	3,088,446	2,065,069

End of period	$4,157,511	$3,088,446

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

	JPMorgan High Yield Municipal Fund		JPMorgan Municipal Income Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$157,088	$20,871	$44,590	$12,450
Distributions reinvested	3,085	1,119	1,476	1,650
Cost of shares redeemed	(18,889)	(13,888)	(12,912)	(20,462)

Change in net assets resulting from Class A capital transactions	$141,284	$8,102	$33,154	$(6,362)

Class C
Proceeds from shares issued	$22,062	$3,949	$4,262	$1,885
Distributions reinvested	619	453	176	282
Cost of shares redeemed	(5,415)	(5,304)	(5,022)	(4,495)

Change in net assets resulting from Class C capital transactions	$17,266	$(902)	$(584)	$(2,328)

Class I
Proceeds from shares issued	$221,490	$73,404	$49,981	$27,767
Distributions reinvested	5,733	2,340	1,971	1,985
Cost of shares redeemed	(43,564)	(32,194)	(15,978)	(26,769)

Change in net assets resulting from Class I capital transactions	$183,659	$43,550	$35,974	$2,983

Class R6 (a)
Proceeds from shares issued	$5,577	$1,359	$14,651	$29,141
Distributions reinvested	102	4	1,269	1,807
Cost of shares redeemed	(1,247)	(27)	(8,906)	(44,451)

Change in net assets resulting from Class R6 capital transactions	$4,432	$1,336	$7,014	$(13,503)

Total change in net assets resulting from capital transactions	$346,641	$52,086	$75,558	$(19,210)

(a)	Commencement of offering of class of shares effective November 1, 2018 for JPMorgan High Yield Municipal Fund.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	135

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan High Yield Municipal Fund		JPMorgan Municipal Income Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
SHARE TRANSACTIONS:
Class A
Issued	13,674	1,939	4,540	1,312
Reinvested	268	104	151	174
Redeemed	(1,633)	(1,291)	(1,318)	(2,157)

Change in Class A Shares	12,309	752	3,373	(671)

Class C
Issued	1,928	367	441	201
Reinvested	54	42	18	30
Redeemed	(473)	(493)	(518)	(480)

Change in Class C Shares	1,509	(84)	(59)	(249)

Class I
Issued	19,345	6,812	5,130	2,949
Reinvested	498	218	202	211
Redeemed	(3,786)	(2,991)	(1,639)	(2,843)

Change in Class I Shares	16,057	4,039	3,693	317

Class R6 (a)
Issued	485	125	1,508	3,084
Reinvested	9	— (b)	131	193
Redeemed	(109)	(2)	(920)	(4,719)

Change in Class R6 Shares	385	123	719	(1,442)

(a)	Commencement of offering of class of shares effective November 1, 2018 for JPMorgan High Yield Municipal Fund.
(b)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

	JPMorgan Short-Intermediate Municipal Bond Fund		JPMorgan Tax Free Bond Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$32,090	$12,978	$122,167	$27,996
Net assets acquired in Fund reorganization (See Note 8)	—	—	—	21,528
Distributions reinvested	648	493	4,347	4,255
Cost of shares redeemed	(14,332)	(12,624)	(40,378)	(50,846)

Change in net assets resulting from Class A capital transactions	$18,406	$847	$86,136	$2,933

Class C
Proceeds from shares issued	$2,099	$837	$6,842	$3,406
Net assets acquired in Fund reorganization (See Note 8)	—	—	—	6,298
Distributions reinvested	34	45	539	757
Cost of shares redeemed	(2,564)	(2,741)	(10,107)	(7,789)

Change in net assets resulting from Class C capital transactions	$(431)	$(1,859)	$(2,726)	$2,672

Class I
Proceeds from shares issued	$310,487	$506,582	$56,040	$75,091
Net assets acquired in Fund reorganization (See Note 8)	—	—	—	76,798
Distributions reinvested	11,873	27,411	4,060	6,079
Cost of shares redeemed	(275,025)	(1,650,500)	(29,103)	(181,002)

Change in net assets resulting from Class I capital transactions	$47,335	$(1,116,507)	$30,997	$(23,034)

Class R6 (a)
Proceeds from shares issued	$300,185	$940,450	$37,282	$95,064
Distributions reinvested	18,420	3,081	2,816	871
Cost of shares redeemed	(254,638)	(81,417)	(18,718)	(10,628)

Change in net assets resulting from Class R6 capital transactions	$63,967	$862,114	$21,380	$85,307

Total change in net assets resulting from capital transactions	$129,277	$(255,405)	$135,787	$67,878

(a)	Commencement of offering of class of shares effective October 1, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	137

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Short-Intermediate Municipal Bond Fund		JPMorgan Tax Free Bond Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
SHARE TRANSACTIONS:
Class A
Issued	3,003	1,248	9,980	2,382
Shares issued in connection with Fund reorganization (See Note 8)	—	—	—	1,824
Reinvested	60	48	355	363
Redeemed	(1,341)	(1,215)	(3,309)	(4,325)

Change in Class A Shares	1,722	81	7,026	244

Class C
Issued	194	81	565	293
Shares issued in connection with Fund reorganization (See Note 8)	—	—	—	538
Reinvested	3	4	45	65
Redeemed	(238)	(262)	(835)	(670)

Change in Class C Shares	(41)	(177)	(225)	226

Class I
Issued	28,928	48,416	4,611	6,441
Shares issued in connection with Fund reorganization (See Note 8)	—	—	—	6,534
Reinvested	1,106	2,627	334	520
Redeemed	(25,587)	(157,651)	(2,400)	(15,581)

Change in Class I Shares	4,447	(106,608)	2,545	(2,086)

Class R6 (a)
Issued	27,999	89,640	3,067	8,243
Reinvested	1,717	293	231	75
Redeemed	(23,752)	(7,748)	(1,547)	(912)

Change in Class R6 Shares	5,964	82,185	1,751	7,406

(a)	Commencement of offering of class of shares effective October 1, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

	JPMorgan Ultra-Short Municipal Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$117,084	$167,723
Distributions reinvested	694	289
Cost of shares redeemed	(78,616)	(101,733)

Change in net assets resulting from Class A capital transactions	$39,162	$66,279

Class I
Proceeds from shares issued	$3,458,713	$2,716,009
Distributions reinvested	47,013	34,620
Cost of shares redeemed	(2,493,181)	(1,798,595)

Change in net assets resulting from Class I capital transactions	$1,012,545	$952,034

Total change in net assets resulting from capital transactions	$1,051,707	$1,018,313

SHARE TRANSACTIONS:
Class A
Issued	11,622	16,758
Reinvested	69	29
Redeemed	(7,822)	(10,156)

Change in Class A Shares	3,869	6,631

Class I
Issued	344,011	271,523
Reinvested	4,680	3,462
Redeemed	(248,088)	(179,780)

Change in Class I Shares	100,603	95,205

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	139

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan High Yield Municipal Fund
Class A
Year Ended February 29, 2020	$10.88	$0.32	$1.05	$1.37	$(0.31)	$(0.01)	$(0.32)
Year Ended February 28, 2019	10.78	0.36	0.09	0.45	(0.35)	—	(0.35)
Year Ended February 28, 2018	10.82	0.28	(0.04)	0.24	(0.28)	—	(0.28)
Year Ended February 28, 2017	10.99	0.29	(0.17)	0.12	(0.29)	—	(0.29)
Year Ended February 29, 2016	11.03	0.29	(0.04)	0.25	(0.29)	—	(0.29)

Class C
Year Ended February 29, 2020	10.85	0.27	1.05	1.32	(0.26)	(0.01)	(0.27)
Year Ended February 28, 2019	10.76	0.30	0.09	0.39	(0.30)	—	(0.30)
Year Ended February 28, 2018	10.80	0.22	(0.03)	0.19	(0.23)	—	(0.23)
Year Ended February 28, 2017	10.97	0.23	(0.17)	0.06	(0.23)	—	(0.23)
Year Ended February 29, 2016	11.01	0.23	(0.03)	0.20	(0.24)	—	(0.24)

Class I
Year Ended February 29, 2020	10.87	0.34	1.06	1.40	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2019	10.78	0.37	0.08	0.45	(0.36)	—	(0.36)
Year Ended February 28, 2018	10.82	0.29	(0.03)	0.26	(0.30)	—	(0.30)
Year Ended February 28, 2017	10.99	0.30	(0.17)	0.13	(0.30)	—	(0.30)
Year Ended February 29, 2016	11.03	0.30	(0.04)	0.26	(0.30)	—	(0.30)

Class R6
Year Ended February 29, 2020	10.87	0.35	1.06	1.41	(0.34)	(0.01)	(0.35)
November 1, 2018 (f) through February 28, 2019	10.53	0.14	0.33	0.47	(0.13)	—	(0.13)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.93	12.81%	$194,623	0.64%	2.80%	1.06%	18%
10.88	4.28	43,565	0.64	3.32	1.22	130
10.78	2.25	35,071	0.64	2.56	1.20	17
10.82	1.07	43,639	0.64	2.59	1.23	16
10.99	2.32	48,716	0.65	2.61	1.18	19

11.90	12.29	37,623	1.14	2.34	1.57	18
10.85	3.67	17,929	1.14	2.82	1.71	130
10.76	1.74	18,675	1.14	2.06	1.70	17
10.80	0.58	20,864	1.14	2.09	1.73	16
10.97	1.80	24,452	1.15	2.11	1.70	19

11.93	13.02	296,450	0.54	2.92	0.81	18
10.87	4.29	95,662	0.54	3.45	0.97	130
10.78	2.36	51,274	0.54	2.66	0.95	17
10.82	1.17	35,502	0.54	2.68	0.97	16
10.99	2.42	47,524	0.55	2.71	0.93	19

11.93	13.12	6,060	0.44	3.01	0.56	18
10.87	4.46	1,338	0.39	4.09	1.23	130

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	141

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Municipal Income Fund
Class A
Year Ended February 29, 2020	$9.55	$0.20		$0.47	$0.67	$(0.20)	$—	$(0.20)
Year Ended February 28, 2019	9.52	0.21		0.08	0.29	(0.21)	(0.05)	(0.26)
Year Ended February 28, 2018	9.70	0.23	(f)	(0.11)	0.12	(0.23)	(0.07)	(0.30)
Year Ended February 28, 2017	10.10	0.24		(0.28)	(0.04)	(0.24)	(0.12)	(0.36)
Year Ended February 29, 2016	10.11	0.25		0.08	0.33	(0.26)	(0.08)	(0.34)

Class C
Year Ended February 29, 2020	9.45	0.14		0.47	0.61	(0.14)	—	(0.14)
Year Ended February 28, 2019	9.42	0.16		0.08	0.24	(0.16)	(0.05)	(0.21)
Year Ended February 28, 2018	9.61	0.17	(f)	(0.12)	0.05	(0.17)	(0.07)	(0.24)
Year Ended February 28, 2017	10.00	0.18		(0.26)	(0.08)	(0.19)	(0.12)	(0.31)
Year Ended February 29, 2016	10.02	0.19		0.07	0.26	(0.20)	(0.08)	(0.28)

Class I
Year Ended February 29, 2020	9.48	0.22		0.47	0.69	(0.22)	—	(0.22)
Year Ended February 28, 2019	9.45	0.24		0.08	0.32	(0.24)	(0.05)	(0.29)
Year Ended February 28, 2018	9.63	0.25	(f)	(0.11)	0.14	(0.25)	(0.07)	(0.32)
Year Ended February 28, 2017	10.03	0.26		(0.27)	(0.01)	(0.27)	(0.12)	(0.39)
Year Ended February 29, 2016	10.04	0.28		0.07	0.35	(0.28)	(0.08)	(0.36)

Class R6
Year Ended February 29, 2020	9.48	0.23		0.46	0.69	(0.23)	—	(0.23)
Year Ended February 28, 2019	9.45	0.25		0.08	0.33	(0.25)	(0.05)	(0.30)
November 6, 2017 (g) through February 28, 2018	9.74	0.08	(f)	(0.21)	(0.13)	(0.09)	(0.07)	(0.16)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (including imputed interest) (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits (including imputed interest)	Portfolio turnover rate (c)

$10.02	7.04%	$96,844	0.70%	2.02%		0.99%	7%
9.55	3.15	60,078	0.70	2.26		1.01	13
9.52	1.16	66,258	0.69	2.33	(f)	1.01	21
9.70	(0.40)	76,684	0.77	2.39		1.00	15
10.10	3.26	73,120	0.82	2.52		0.97	22

9.92	6.52	12,868	1.25	1.49		1.51	7
9.45	2.61	12,833	1.25	1.71		1.51	13
9.42	0.51	15,138	1.24	1.78	(f)	1.51	21
9.61	(0.87)	17,137	1.34	1.83		1.50	15
10.00	2.61	15,950	1.39	1.95		1.48	22

9.95	7.36	114,772	0.44	2.28		0.74	7
9.48	3.43	74,386	0.45	2.51		0.76	13
9.45	1.42	71,161	0.44	2.57	(f)	0.74	21
9.63	(0.16)	176,990	0.53	2.64		0.72	15
10.03	3.56	245,864	0.57	2.77		0.70	22

9.94	7.36	60,936	0.34	2.38		0.49	7
9.48	3.54	51,261	0.35	2.61		0.50	13
9.45	(1.42)	64,738	0.34	2.67	(f)	0.57	21

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	143

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Year Ended February 29, 2020	$10.49	$0.16	$0.37	$0.53	$(0.16)	$—	$(0.16)
Year Ended February 28, 2019	10.39	0.16	0.10	0.26	(0.16)	—	(0.16)
Year Ended February 28, 2018	10.48	0.12	(0.09)	0.03	(0.12)	—	(0.12)
Year Ended February 28, 2017	10.71	0.10	(0.17)	(0.07)	(0.10)	(0.06)	(0.16)
Year Ended February 29, 2016	10.62	0.08	0.09	0.17	(0.08)	—	(0.08)

Class C
Year Ended February 29, 2020	10.59	0.11	0.37	0.48	(0.11)	—	(0.11)
Year Ended February 28, 2019	10.48	0.11	0.11	0.22	(0.11)	—	(0.11)
Year Ended February 28, 2018	10.56	0.06	(0.08)	(0.02)	(0.06)	—	(0.06)
Year Ended February 28, 2017	10.80	0.04	(0.17)	(0.13)	(0.05)	(0.06)	(0.11)
Year Ended February 29, 2016	10.70	0.02	0.10	0.12	(0.02)	—	(0.02)

Class I
Year Ended February 29, 2020	10.55	0.21	0.37	0.58	(0.21)	—	(0.21)
Year Ended February 28, 2019	10.44	0.21	0.11	0.32	(0.21)	—	(0.21)
Year Ended February 28, 2018	10.53	0.16	(0.09)	0.07	(0.16)	—	(0.16)
Year Ended February 28, 2017	10.76	0.15	(0.17)	(0.02)	(0.15)	(0.06)	(0.21)
Year Ended February 29, 2016	10.67	0.13	0.09	0.22	(0.13)	—	(0.13)

Class R6
Year Ended February 29, 2020	10.54	0.21	0.38	0.59	(0.22)	—	(0.22)
October 1, 2018 (f) through February 28, 2019	10.39	0.09	0.15	0.24	(0.09)	—	(0.09)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.86	5.12%	$53,408	0.70%	1.48%	0.86%	24%
10.49	2.55	33,554	0.70	1.54	0.86	42
10.39	0.26	32,373	0.69	1.10	0.86	73
10.48	(0.69)	30,535	0.73	0.91	0.88	31
10.71	1.58	38,345	0.75	0.71	0.87	39

10.96	4.52	4,303	1.20	0.99	1.36	24
10.59	2.10	4,590	1.20	1.03	1.38	42
10.48	(0.19)	6,406	1.19	0.56	1.37	73
10.56	(1.27)	14,013	1.23	0.41	1.40	31
10.80	1.14	17,709	1.25	0.21	1.40	39

10.92	5.56	641,836	0.24	1.94	0.61	24
10.55	3.09	573,350	0.25	1.97	0.61	42
10.44	0.70	1,680,807	0.24	1.53	0.60	73
10.53	(0.20)	1,887,149	0.25	1.40	0.48	31
10.76	2.09	2,453,419	0.25	1.21	0.47	39

10.91	5.61	961,820	0.19	1.99	0.36	24
10.54	2.31	866,630	0.19	2.19	0.37	42

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	145

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations		Net investment income	Net realized gain	Total distributions
JPMorgan Tax Free Bond Fund
Class A
Year Ended February 29, 2020	$11.77	$0.32	$0.89	$1.21		$(0.32)	$—	$(0.32)
Year Ended February 28, 2019	11.82	0.40	(0.05)	0.35		(0.40)	—	(0.40)
Year Ended February 28, 2018	11.93	0.39	(0.11)	0.28		(0.39)	—	(0.39)
Year Ended February 28, 2017	12.57	0.40	(0.40)	—	(f)	(0.39)	(0.25)	(0.64)
Year Ended February 29, 2016	12.70	0.45	(0.01)	0.44		(0.47)	(0.10)	(0.57)

Class C
Year Ended February 29, 2020	11.67	0.25	0.87	1.12		(0.24)	—	(0.24)
Year Ended February 28, 2019	11.72	0.33	(0.05)	0.28		(0.33)	—	(0.33)
Year Ended February 28, 2018	11.84	0.32	(0.12)	0.20		(0.32)	—	(0.32)
Year Ended February 28, 2017	12.48	0.31	(0.39)	(0.08)		(0.31)	(0.25)	(0.56)
Year Ended February 29, 2016	12.60	0.37	(0.01)	0.36		(0.38)	(0.10)	(0.48)

Class I
Year Ended February 29, 2020	11.72	0.34	0.89	1.23		(0.34)	—	(0.34)
Year Ended February 28, 2019	11.77	0.42	(0.05)	0.37		(0.42)	—	(0.42)
Year Ended February 28, 2018	11.88	0.42	(0.11)	0.31		(0.42)	—	(0.42)
Year Ended February 28, 2017	12.53	0.42	(0.40)	0.02		(0.42)	(0.25)	(0.67)
Year Ended February 29, 2016	12.65	0.47	— (f)	0.47		(0.49)	(0.10)	(0.59)

Class R6
Year Ended February 29, 2020	11.72	0.35	0.88	1.23		(0.35)	—	(0.35)
October 1, 2018 (g) through February 28, 2019	11.61	0.17	0.11	0.28		(0.17)	—	(0.17)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$12.66	10.37%	$231,815	0.67%	2.58%	0.97%	31%
11.77	3.00	132,813	0.67	3.40	1.00	53
11.82	2.36	130,462	0.66	3.27	0.98	39
11.93	(0.03)	148,987	0.66	3.16	1.00	73
12.57	3.53	152,207	0.67	3.62	0.97	94

12.55	9.73	26,965	1.25	2.05	1.48	31
11.67	2.43	27,701	1.25	2.81	1.49	53
11.72	1.70	25,172	1.24	2.69	1.48	39
11.84	(0.66)	32,052	1.31	2.50	1.50	73
12.48	2.92	26,715	1.36	2.93	1.47	94

12.61	10.66	177,584	0.45	2.82	0.72	31
11.72	3.24	135,295	0.45	3.61	0.74	53
11.77	2.60	160,391	0.44	3.49	0.72	39
11.88	0.09	141,356	0.47	3.34	0.74	73
12.53	3.82	126,091	0.50	3.79	0.71	94

12.60	10.63	115,414	0.40	2.87	0.47	31
11.72	2.44	86,790	0.40	3.61	0.51	53

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	147

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Ultra-Short Municipal Fund
Class A
Year Ended February 29, 2020	$10.03	$0.12	$0.06	$0.18	$(0.13)
Year Ended February 28, 2019	10.01	0.13	— (f)	0.13	(0.11)
Year Ended February 28, 2018	10.02	0.07	(0.02)	0.05	(0.06)
May 31, 2016 (h) through February 28, 2017	10.00	0.06	(0.01)	0.05	(0.03)

Class I
Year Ended February 29, 2020	10.02	0.14	0.05	0.19	(0.14)
Year Ended February 28, 2019	10.00	0.14	0.02	0.16	(0.14)
Year Ended February 28, 2018	10.02	0.09	(0.03)	0.06	(0.08)
May 31, 2016 (h) through February 28, 2017	10.00	0.06	— (f)	0.06	(0.04)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (c)

$10.08	1.76%	$106,625	0.45%		1.23%		0.76%		48%
10.03	1.33	67,256	0.44		1.32		0.77		50
10.01	0.47	772	0.44	(g)	0.67	(g)	0.85	(g)	71
10.02	0.52	519	0.44	(g)	0.81	(g)	2.56	(g)	80

10.07	1.96	4,050,886	0.25		1.43		0.50		48
10.02	1.60	3,021,190	0.24		1.42		0.52		50
10.00	0.63	2,064,297	0.24	(g)	0.90	(g)	0.56	(g)	71
10.02	0.65	31,656	0.27	(g)	0.74	(g)	2.00	(g)	80

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	149

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020

1. Organization

JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004, November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004, November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 5 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversification Classification
JPMorgan High Yield Municipal Fund	Class A, Class C, Class I and Class R6(1)	JPM I	Diversified
JPMorgan Municipal Income Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Short-Intermediate Municipal Bond Fund	Class A, Class C, Class I and Class R6(2)	JPM II	Diversified
JPMorgan Tax Free Bond Fund	Class A, Class C, Class I and Class R6(2)	JPM II	Diversified
JPMorgan Ultra-Short Municipal Fund	Class A and Class I	JPM IV	Diversified

(1)	Class R6 Shares commenced operations on November 1, 2018 for JPMorgan High Yield Municipal Fund.
(2)	Class R6 Shares commenced operations on October 1, 2018 for JPMorgan Short-Intermediate Municipal Bond Fund and JPMorgan Tax Free Bond Fund.

The investment objective of JPMorgan High Yield Municipal Fund (“High Yield Municipal Fund”) is to seek a high level of current income exempt from federal income taxes.

The investment objective of JPMorgan Municipal Income Fund (“Municipal Income Fund”) is to seek current income exempt from federal income taxes.

The investment objective of JPMorgan Short-Intermediate Municipal Bond Fund (“Short-Intermediate Bond Fund”), JPMorgan Tax Free Bond Fund (“Tax Free Bond Fund”) and JPMorgan Ultra-Short Municipal Fund (“Ultra-Short Municipal Fund”) is to seek as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

Tax Free Bond Fund acquired all the assets and liabilities of the JPMorgan Tax Aware Income Opportunities Fund (“Tax Aware Income Opportunities Fund”) in a reorganization on May 4, 2018. Please refer to Note 8 discussing the merger.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectuses. Beginning on November 14, 2017, Class C Shares automatically convert to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the “Boards”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.

150	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

High Yield Municipal Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$—	$—	$3	$3
Municipal Bonds	—	506,687	—	506,687
Short-Term Investments
Investment Companies	44,883	—	—	44,883

Total Investments in Securities	$44,883	$506,687	$3	$551,573

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	151

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

Municipal Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds
Oklahoma
Housing	$—	$476	$—	$476
Other Revenue	—	—	7	7

Total Oklahoma	—	476	7	483

Other Municipal Bonds	—	276,558	—	276,558

Total Municipal Bonds	—	277,034	7	277,041

Short-Term Investments
Investment Companies	13,683	—	—	13,683

Total Investments in Securities	$13,683	$277,034	$7	$290,724

Short-Intermediate Municipal Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$48,403	$1,637,600	$—	$1,686,003

Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Municipal Bonds	$—	$535,940	$—		$535,940
Warrants	—	—	—	(b)	—	(b)
Short-Term Investments
Investment Companies	27,433	—	—		27,433

Total Investments in Securities	$27,433	$535,940	$—	(b)	$563,373

Depreciation in Other Financial Instruments
Futures Contracts	$(259)	$—	$—		$(259)

Ultra-Short Municipal Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$50,592	$4,338,514	$—	$4,389,106

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.

(b)	Value is zero.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

As of February 29, 2020, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. Loan Assignments — High Yield Municipal Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Fund invests in loan

152	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

assignments of all or a portion of the loans. When the Fund purchases a loan assignment, the fund has direct rights against the Borrower on a loan, provided, however, the fund’s rights may be more limited than the Lender from which they acquired the assignment and the funds may be able to enforce their rights only through the Agent. As a result, the Fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). The Fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Fund may not receive the proceeds from a sale of such investments for a period after the sale.

At February 29, 2020, the Fund did not have any loan assignments.

D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until settlement date.

The Funds had when-issued securities, forward commitments or delayed delivery securities outstanding as of February 29, 2020, which are shown as a Receivable for Investment securities sold — delayed delivery securities and Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 29, 2020 are detailed on the SOIs.

The Funds did not have TBA purchase commitments outstanding as of February 29, 2020.

E. Futures Contracts — Tax Free Bond Fund used treasury and interest rate futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The table below discloses the volume of the Fund’s futures contracts activity during the year ended February 29, 2020 (amounts in thousands):

Tax Free Bond Fund
Futures Contracts — Interest:
Average Notional Balance Short	$17,372
Ending Notional Balance Short	16,705

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	153

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

F. Securities Lending —The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

The Funds did not lend out any securities during the year ended February 29, 2020.

G. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Funds may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the tables below are in thousands.

High Yield Municipal Fund

For the year ended February 29, 2020
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at February 29, 2020	Shares at February 29, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.02% (a)(b)	$12,206	$284,407	$251,727	$(3)	$—	(c)	$44,883	44,883	$350	$—

Municipal Income Fund

For the year ended February 29, 2020
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at February 29, 2020	Shares at February 29, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.02% (a)(b)	$14,034	$90,490	$90,840	$(1)	$—	(c)	$13,683	13,683	$153	$—

154	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

Short-Intermediate Municipal Bond Fund

For the year ended February 29, 2020
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 29, 2020	Shares at February 29, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.02% (a)(b)	$47,778	$670,263	$669,641	$2	$1	$48,403	48,403	$1,071	$—

Tax Free Bond Fund

For the year ended February 29, 2020
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 29, 2020	Shares at February 29, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.02% (a)(b)	$7,778	$237,860	$218,205	$(1)	$1	$27,433	27,433	$239	$—

Ultra-Short Municipal Fund

For the year ended February 29, 2020
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 29, 2020	Shares at February 29, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.02% (a)(b)	$106,738	$3,112,404	$3,168,567	$17	$—	$50,592	50,592	$1,519	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 29, 2020.
(c)	Amount rounds to less than one thousand.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

I. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	155

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

Transfer agency fees are class-specific expenses. The amount of transfer agency fees charged to each share class of the Funds for the year ended February 29, 2020 are as follows (amounts in thousands):

	Class A		Class C		Class I	Class R6		Total
High Yield Municipal Fund
Transfer agency fees	$2		$1		$3	$—	(a)	$6

Municipal Income Fund
Transfer agency fees	2		2		2	1		7

Short-Intermediate Municipal Bond Fund
Transfer agency fees	3		—	(a)	6	7		16

Tax Free Bond Fund
Transfer agency fees	11		1		5	1		18

Ultra-Short Municipal Fund
Transfer agency fees	—	(a)	n/a		24	n/a		24

(a)	Amount rounds to less than one thousand.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 29, 2020, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

K. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
High Yield Municipal Fund	$(27)	$9	$18
Municipal Income Fund	(2)	1	1
Short-Intermediate Municipal Bond Fund	1,220	(382)	(838)
Tax Free Bond Fund	8	(9)	1
Ultra-Short Municipal Fund	329	(317)	(12)

The reclassifications for the Funds relate primarily to callable bonds.

L. Recent Accounting Pronouncement — In March 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities, which shortens the amortization period for certain callable debt securities held at a premium. Specifically, it required the premium to be amortized to the earliest call date. The Funds have adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of the beginning of the period of adoption. As a result of the adoption of ASU 2017-08, as of March 1, 2019, the amortized cost basis of investments and unrealized appreciation (depreciation) of investments of the Funds were

156	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

increased (decreased) by the amounts presented in the following table (amounts in thousands). The adoption of ASU 2017-08 had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

	Amortized Cost Basis of Investments	Unrealized Appreciation (Depreciation) of Investments
High Yield Municipal Fund	8	(8)
Municipal Income Fund	2	(2)
Short-Intermediate Municipal Bond Fund	(1,220)	1,220
Tax Free Bond Fund	(8)	8
Ultra-Short Municipal Fund	(329)	329

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

High Yield Municipal Fund	0.35%
Municipal Income Fund	0.30
Short-Intermediate Municipal Bond Fund	0.25
Tax Free Bond Fund	0.30
Ultra-Short Municipal Fund	0.15

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the year ended February 29, 2020, the effective rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Class I Shares and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

Class A	Class C
0.25%	0.75%

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 29, 2020, JPMDS retained the following (amounts in thousands):

	Front-End Sales Charge	CDSC
High Yield Municipal Fund	$30	$—
Municipal Income Fund	6	—
Short-Intermediate Municipal Bond Fund	4	—
Tax Free Bond Fund	20	—	(a)
Ultra-Short Municipal Fund	1	—

(a)	Amount rounds to less than one thousand.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	157

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I
High Yield Municipal Fund	0.25%	0.25%	0.25%
Municipal Income Fund	0.25	0.25	0.25
Short-Intermediate Municipal Bond Fund	0.25	0.25	0.25
Tax Free Bond Fund	0.25	0.25	0.25
Ultra-Short Municipal Fund	0.25	n/a	0.25

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class R6
High Yield Municipal Fund	0.65%	1.15%	0.55%	0.45%
Municipal Income Fund	0.70	1.25	0.45	0.35
Short-Intermediate Municipal Bond Fund	0.70	1.20	0.25	0.20
Tax Free Bond Fund	0.67	1.25	0.45	0.40
Ultra-Short Municipal Fund	0.45	n/a	0.25	n/a

The expense limitation agreements were in effect for the year ended February 29, 2020 and are in place until at least June 30, 2020. For the year ended February 29, 2020, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursement
High Yield Municipal Fund	$225	$148	$623	$996	$68
Municipal Income Fund	194	130	263	587	—
Short-Intermediate Municipal Bond Fund	1,486	989	1,246	3,721	7
Tax Free Bond Fund	183	121	767	1,071	—
Ultra-Short Municipal Fund	5,036	2,518	876	8,430	—

Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral.

158	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the year ended February 29, 2020 were as follows (amounts in thousands):

High Yield Municipal Fund	$30
Municipal Income Fund	14
Short-Intermediate Municipal Bond Fund	94
Tax Free Bond Fund	22
Ultra-Short Municipal Fund	145

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 29, 2020, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 29, 2020, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
High Yield Municipal Fund	$389,394	$57,448
Municipal Income Fund	89,772	15,344
Short-Intermediate Municipal Bond Fund	522,979	364,164
Tax Free Bond Fund	266,643	137,427
Ultra-Short Municipal Fund	2,825,838	1,455,998

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 29, 2020 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Yield Municipal Fund	$520,392	$31,191	$10	$31,181
Municipal Income Fund	275,536	15,194	6	15,188
Short-Intermediate Municipal Bond Fund	1,620,257	65,753	7	65,746
Tax Free Bond Fund	516,251	47,122	259	46,863
Ultra-Short Municipal Fund	4,368,854	20,254	2	20,252

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to callable bonds.

The tax character of distributions paid during the year ended February 29, 2020 was as follows (amounts in thousands):

	Ordinary Income*	Tax Exempt Income	Total Distributions Paid
High Yield Municipal Fund	$623	$9,010	$9,633
Municipal Income Fund	1	5,020	5,021
Short-Intermediate Municipal Bond Fund	7	31,392	31,399
Tax Free Bond Fund	13	12,225	12,238
Ultra-Short Municipal Fund	5	47,893	47,898

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	159

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

The tax character of distributions paid during the year ended February 28, 2019 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
High Yield Municipal Fund	$431	$—	$3,595	$4,026
Municipal Income Fund	86	1,003	4,765	5,854
Short-Intermediate Municipal Bond Fund	830	—	30,675	31,505
Tax Free Bond Fund	188	—	12,386	12,574
Ultra-Short Municipal Fund	1,967	—	33,159	35,126

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

As of February 29, 2020, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Tax Exempt Income	Unrealized Appreciation (Depreciation)
High Yield Municipal Fund	$414	$—	$80	$31,190
Municipal Income Fund	—	(338)	26	15,190
Short-Intermediate Municipal Bond Fund	—	(11,505)	102	64,526
Tax Free Bond Fund	—	(8,476)	41	46,855
Ultra-Short Municipal Fund	—	(905)	238	19,922

For the Funds, the cumulative timing differences primarily consist of post-October capital loss deferrals.

As of February 29, 2020, the following Funds had the following net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Municipal Income Fund	$11	$327
Short-Intermediate Municipal Bond Fund	10,296	1,209
Tax Free Bond Fund	4,612	3,864
Ultra-Short Municipal Fund	554	351

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 29, 2020, the Funds deferred to March 1, 2020 the following net capital losses and specified ordinary losses of (amounts in thousands):

	Net Capital Losses (Gains)
	Short-Term	Long-Term
Municipal Income Fund	$7	$129
Tax Free Bond Fund	108	275
Ultra-Short Municipal Fund	93	(11)

During the year ended February 29, 2020, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Utilized
	Short-Term	Long-Term
High Yield Municipal Fund	$159	$221
Short-Intermediate Municipal Bond Fund	4,157	—

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

160	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

The Funds had no borrowings outstanding from another fund during the year ended February 29, 2020.

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 2, 2020.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 29, 2020.

The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month London InterBank Offered Rate (“LIBOR”). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 13, 2019, this agreement has been amended and restated for a term of 364 days, unless extended.

The Funds did not utilize the Credit Facility during the year ended February 29, 2020.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 29, 2020, the Funds had individual shareholder and/or omnibus accounts which owned more than 10% of the respective Fund’s outstanding shares as follows:

	Number of individual shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of individual shareholder and/ or Non-Affiliated Omnibus Accounts	% of the Fund
High Yield Municipal Fund	1	16.8%	3	36.7%
Municipal Income Fund	1	53.0	2	27.1
Short-Intermediate Municipal Bond Fund	1	89.4	—	—
Tax Free Bond Fund	1	53.6	1	17.8
Ultra-Short Municipal Fund	1	94.9	—	—

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts, forward foreign currency exchange contracts, TBA securities and insurance linked securities.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	161

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region.

Specific risks and concentrations present in the Underlying Funds are disclosed within their individual financial statements and registration statements, as appropriate.

The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Fund’s ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of the Fund’s portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain investments of the Fund and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. Recently, the worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

8. Business Combinations

At a meeting held November 14-15, 2017, the Boards of the JPM I and JPM II approved the Plan of Reorganization of the Tax Aware Income Opportunities Fund (the “Target Fund”), a fund of JPM I, into Tax Free Bond Fund (the “Acquiring Fund”), a fund of JPM II. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The reorganization was effective after the close of business on May 4, 2018. The Acquiring Fund acquired all of the assets and liabilities of the Target Fund as shown in the table below. The transaction was structured to qualify as a tax-free reorganization under the Code. Pursuant to the Agreement and Plan of Reorganization, Class A, Class C and Class I shareholders of the Target Fund received a number of shares of the corresponding class in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the close of business on the date of the reorganization. The investment portfolio of the Target Fund, with a fair value of approximately $102,702,000 and identified cost of approximately $103,125,000 as of the date of the reorganization, was the principal asset acquired by the Acquiring Fund. For financial statement purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. As of May 4, 2018, the Target Fund had net capital loss carryforwards of $4,414,866.

162	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation (Depreciation) immediately before and after the reorganization (amounts in thousands, except per share amounts):

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Fund
Tax Aware Income Opportunities Fund				$(424)
Class A	2,145	$21,528	$10.04
Class C	635	6,298	9.92
Class I	7,654	76,798	10.03

Acquiring Fund
Tax Free Bond Fund				$12,230
Class A	10,401	$122,768	$11.80
Class C	2,106	24,650	11.70
Class I	14,107	165,807	11.75

Post Reorganization
Tax Free Bond Fund				$11,806
Class A	12,225	$144,296	$11.80
Class C	2,644	30,948	11.70
Class I	20,641	242,605	11.75

Expenses related to reorganization were incurred by the Acquiring Fund. The Adviser, the Administrator and the Distributor waived their fees and/or reimbursed the Fund in an amount sufficient to offset costs incurred by the Fund relating to the reorganization, excluding brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets associated with the reorganization.

Assuming the reorganization had been completed on March 1, 2018, the beginning of the annual reporting period, the pro forma results of operations for the year ended February 28, 2019, are as follows (amounts in thousands):

Net investment income (loss)	$13,209
Net realized/unrealized gains (losses)	(1,761)

Change in net assets resulting from operations	$11,448

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included on the Statements of Operations since May 4, 2018.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	163

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Boards of Trustees of JPMorgan Trust I, JPMorgan Trust II and JPMorgan Trust IV and Shareholders of JPMorgan High Yield Municipal Fund, JPMorgan Municipal Income Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Tax Free Bond Fund and JPMorgan Ultra-Short Municipal Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan High Yield Municipal Fund (one of the funds constituting JPMorgan Trust I), JPMorgan Municipal Income Fund, JPMorgan Short-Intermediate Municipal Bond Fund and JPMorgan Tax Free Bond Fund (three of the funds constituting JPMorgan Trust II) and JPMorgan Ultra-Short Municipal Fund (one of the funds constituting JPMorgan Trust IV) (hereafter collectively referred to as the “Funds”) as of February 29, 2020, the related statements of operations for the year ended February 29, 2020, the statements of changes in net assets for each of the two years in the period ended February 29, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 29, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included physical inspection of securities owned as of February 29, 2020 and held by the custodian and confirmation of securities owned as of February 29, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

April 28, 2020

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

164	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Chairman since 2020; Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (serving in various roles 1974-present).	127	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Stephen P. Fisher (1959); Trustee of Trusts since 2018.	Retired; Chairman and Chief Executive Officer, NYLIFE Distributors LLC (registered broker-dealer) (serving in various roles 2008-2013); Chairman, NYLIM Service Company LLC (transfer agent) (2008-2017); New York Life Investment Management LLC (registered investment adviser) (serving in various roles 2005-2017); Chairman, IndexIQ Advisors LLC (registered investment adviser for ETFs) (2014-2017); President, MainStay VP Funds Trust (2007-2017), MainStay DefinedTerm Municipal Opportunities Fund (2011-2017) and MainStay Funds Trust (2007-2017) (registered investment companies).	127	Honors Program Advisory Board Member, The Zicklin School of Business, Baruch College, The City University of New York (2017-present).

Kathleen M. Gallagher (1958); Trustee of the Trusts since 2018.	Retired; Chief Investment Officer — Benefit Plans, Ford Motor Company (serving in various roles 1985-2016).	127	Non-Executive Director, Legal & General Investment Management (Holdings) (2018-present); Non-Executive Director, Legal & General Investment Management America (financial services and insurance) (2017-present); Advisory Board Member, Fiduciary Solutions, State Street Global Advisors (2017-present); Member, Client Advisory Council, Financial Engines, LLC (registered investment adviser) (2011-2016); Director, Ford Pension Funds Investment Management Ltd. (2007-2016).

Dennis P. Harrington* (1950); Trustee of Trusts since 2017.	Retired; Partner, Deloitte LLP (accounting firm) (serving in various roles 1984-2012).	127	None

Frankie D. Hughes (1952); Trustee of Trusts since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	127	None

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	165

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Raymond Kanner** (1953); Trustee of Trusts since 2017.	Retired; Managing Director & Chief Investment Officer, IBM Retirement Funds (2007-2016).	127	Advisory Board Member, Los Angeles Capital (2018-present); Advisory Board Member, State Street Global Advisors Fiduciary Solutions Board (2017-present); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA) (2016-2017); Advisory Board Member, Betterment for Business (robo advisor) (2016-2017); Advisory Board Member, BlueStar Indexes (index creator) (2013-2017); Director, Emerging Markets Growth Fund (registered investment company) (1997-2016); Member, Russell Index Client Advisory Board (2001-2015).

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	127	None

Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	127	None

Marilyn McCoy (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	127	None

Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (serving in various roles 1981-2006).	127	Director, Sun Life Financial (SLF) (financial services and insurance) (2007-2013).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	127	Trustee and Vice Chair, Trout Unlimited (2017-present); Trustee, American Museum of Fly Fishing (2013-present); Vice Chair, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American University in Cairo (1999-2014).

Marian U. Pardo*** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (investment consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	127	President and Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

166	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 78 for all Trustees.

(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Boards of Trustees serve currently includes ten registered investment companies (127 funds).

*

Two family members of Mr. Harrington are partner and managing director, respectively, of the Funds’ independent registered public accounting firm. Such firm has represented to the Boards that those family members are not involved in the audit of the Funds’ financial statements and do not provide other services to the Funds. The Boards have concluded that such association does not interfere with Mr. Harrington’s exercise of independent judgment as an Independent Trustee.

**

A family member of Mr. Kanner is employed by JPMorgan Chase Bank, which is affiliated with JPMIM and JPMDS. In that capacity, this employee provides services to various JPMorgan affiliates including JPMIM and JPMDS and for which JPMIM and JPMDS bear some portion of the expense thereof.

***

In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 277 Park Avenue, New York, NY 10172.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	167

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (from 2014 to present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (from 1999 to 2014).

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from October 2013 to January 2016.

Gregory S. Samuels (1980), Secretary (2019) (formerly Assistant Secretary since 2010)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2010 to February 2014.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

Anthony Geron (1971), Assistant Secretary (2018)*	Vice President and Assistant General Counsel, JPMorgan Chase since September 2018; Lead Director and Counsel, AXA Equitable Life Insurance Company from 2015 to 2018 and Senior Director and Counsel, AXA Equitable Life Insurance Company from 2014 to 2015.

Carmine Lekstutis (1980), Assistant Secretary (2011)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.

Keri E. Riemer (1976), Assistant Secretary (2019)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2019; Counsel, Seward & Kissel LLP (law firm) (2016-2019); Associate, Seward & Kissel LLP (2011-2016).

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)*	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014.

Aleksandr Fleytekh (1972), Assistant Treasurer (2019)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2012.

Shannon Gaines (1977), Assistant Treasurer (2018)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since January 2014.

Jeffrey D. House (1972), Assistant Treasurer (2017)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since July 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)*	Executive Director, J.P. Morgan Investment Management, Inc. since February 2020, formerly Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) from August 2006 to January 2020.

Gillian I. Sands (1969), Assistant Treasurer (2012)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012.

The contact address for each of the officers, unless otherwise noted, is 277 Park Avenue, New York, NY 10172.

*	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

**	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

168	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory, fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2019, and continued to hold your shares at the end of the reporting period, February 29, 2020.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan High Yield Municipal Fund
Class A
Actual	$1,000.00	$1,038.40	$3.24	0.64%
Hypothetical	1,000.00	1,021.68	3.22	0.64
Class C
Actual	1,000.00	1,036.00	5.77	1.14
Hypothetical	1,000.00	1,019.19	5.72	1.14
Class I
Actual	1,000.00	1,038.90	2.74	0.54
Hypothetical	1,000.00	1,022.18	2.72	0.54
Class R6
Actual	1,000.00	1,039.40	2.23	0.44
Hypothetical	1,000.00	1,022.68	2.21	0.44

JPMorgan Municipal Income Fund
Class A
Actual	1,000.00	1,021.70	3.52	0.70
Hypothetical	1,000.00	1,021.38	3.52	0.70
Class C
Actual	1,000.00	1,019.10	6.28	1.25
Hypothetical	1,000.00	1,018.65	6.27	1.25
Class I
Actual	1,000.00	1,023.10	2.21	0.44
Hypothetical	1,000.00	1,022.68	2.21	0.44
Class R6
Actual	1,000.00	1,022.60	1.71	0.34
Hypothetical	1,000.00	1,023.17	1.71	0.34

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	169

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Actual	$1,000.00	$1,016.70	$3.51	0.70%
Hypothetical	1,000.00	1,021.38	3.52	0.70
Class C
Actual	1,000.00	1,014.80	6.01	1.20
Hypothetical	1,000.00	1,018.90	6.02	1.20
Class I
Actual	1,000.00	1,019.70	1.21	0.24
Hypothetical	1,000.00	1,023.67	1.21	0.24
Class R6
Actual	1,000.00	1,019.10	0.95	0.19
Hypothetical	1,000.00	1,023.92	0.96	0.19

JPMorgan Tax Free Bond Fund
Class A
Actual	1,000.00	1,033.70	3.39	0.67
Hypothetical	1,000.00	1,021.53	3.37	0.67
Class C
Actual	1,000.00	1,031.00	6.31	1.25
Hypothetical	1,000.00	1,018.65	6.27	1.25
Class I
Actual	1,000.00	1,035.00	2.23	0.44
Hypothetical	1,000.00	1,022.68	2.21	0.44
Class R6
Actual	1,000.00	1,035.20	1.97	0.39
Hypothetical	1,000.00	1,022.92	1.96	0.39

JPMorgan Ultra-Short Municipal Fund
Class A
Actual	1,000.00	1,006.60	2.25	0.45
Hypothetical	1,000.00	1,022.63	2.26	0.45
Class I
Actual	1,000.00	1,007.60	1.25	0.25
Hypothetical	1,000.00	1,023.62	1.26	0.25

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

170	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

(Unaudited)

Each of the Funds has adopted the J.P. Morgan Funds Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a Fund could not meet requests to redeem shares issued by a Fund without significant dilution of remaining investors’ interest in the Funds. Among other things, the Liquidity Rule requires that a written report be provided to the Boards of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquidity Investment Minimum (“HLIM”) established for a Fund and any material changes to the Program.

The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). On February 11, 2020, the Board of Trustees reviewed the Program Administrator’s initial written report (the “Report”) concerning the operation of the Program for the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.

The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying each of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule), whether an HLIM should be established for a Fund (and, for Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a Fund has invested below its HLIM) and the procedures for monitoring for this limit; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit; and (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

FEBRUARY 29, 2020	J.P. MORGAN MUNICIPAL BOND FUNDS	171

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 29, 2020. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2020. The information necessary to complete your income tax returns for the calendar year ending December 31, 2020 will be provided under separate cover.

Tax-Exempt Income

Each Fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income exempt from federal income tax for the fiscal year ended February 29, 2020 (amounts in thousands):

Exempt Distributions Paid
JPMorgan High Yield Municipal Fund	$9,010
JPMorgan Municipal Income Fund	5,020
JPMorgan Short-Intermediate Municipal Bond Fund	31,392
JPMorgan Tax Free Bond Fund	12,225
JPMorgan Ultra-Short Municipal Fund	47,893

172	J.P. MORGAN MUNICIPAL BOND FUNDS	FEBRUARY 29, 2020

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-PORT. Prior to March 31, 2019, each Fund filed a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Form N-PORT and Form N-Q are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2020. All rights reserved. February 2020.	AN-MUNIBOND-220

Annual Report

J.P. Morgan Money Market Funds

February 29, 2020

JPMorgan Prime Money Market Fund

JPMorgan Institutional Tax Free Money Market Fund

JPMorgan Securities Lending Money Market Fund

JPMorgan Liquid Assets Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan Tax Free Money Market Fund

JPMorgan Municipal Money Market Fund

JPMorgan California Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.jpmorganfunds.com and you will be notified by mail each time a report is posted and provided with a website to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan) or, if you are a direct investor, by going to www.jpmorganfunds.com/edelivery.

You may elect to receive paper copies of all future reports free of charge. Contact your financial intermediary or, if you invest directly with the Funds, email us at funds.website.support@jpmorganfunds.com or call 1-800-480-4111. Your election to receive paper reports will apply to all funds held within your account(s).

The following disclosure applies to the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund.

You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

The following disclosure applies to the JPMorgan Prime Money Market Fund, JPMorgan Institutional Tax Free Money Market Fund and JPMorgan Securities Lending Money Market Fund.

You could lose money by investing in a Fund. Because the share price of each Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The following disclosure applies to the JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund and the JPMorgan 100% U.S. Treasury Securities Money Market Fund.

You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

April 3, 2020 (Unaudited)

Dear Shareholders,

Amid the unprecedented global response to the COVID-19 pandemic, all of us at J.P. Morgan Asset Management sincerely hope that you and your loved ones are safe and healthy. We continue to closely monitor the situation globally and implement protocols and processes based on recommendations from relevant authorities aimed at protecting our clients, shareholders, employees, businesses and the broader public health.

“Our detailed planning and investments in technology have allowed us to maintain our high level of service to our clients and shareholders and help them navigate the current uncertainty even as our people have transitioned to working from home and ensuring the well-being of their own households.”
— Andrea L. Lisher

We want to assure you that J.P. Morgan Asset Management is deeply committed to protecting and serving our clients and shareholders through this crisis. We regularly plan and exercise against various events and coordinate closely with regulators, vendors and industry parties, among others, striving for seamless and consistent execution. Throughout each year, we test our resiliency capabilities and core functions. Past events, such as hurricanes or other emergencies, have helped to prepare us for rare events, including multi-day outages. Our technology teams and systems employ distributed operating models and our client services have extensive capabilities through multiple global call centers and digital channels.

Our detailed planning and investments in technology have allowed us to maintain our high level of service to our clients and shareholders and help them navigate the current uncertainty even as our people have transitioned to working from home and ensuring the well-being of their own households.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your assets. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	1

J.P. Morgan Money Market Funds

FUNDS COMMENTARY

April 15, 2020

Dear Shareholders,

We are dealing with an extraordinary global COVID-19 crisis and an unprecedented financial markets environment. Throughout our history, JPMorgan Asset Management Global Liquidity has helped clients navigate shifting market environments while drawing on JPMorgan’s global resources and expertise to deliver effective short-term fixed income strategies. This current, extraordinary environment is no different.

Subsequent to the twelve month reporting period ended February 29, 2020, a global erosion in equity prices, government bond yields dropping to historical lows and oil prices collapsing led to industry-wide large redemptions from prime money market funds, which typically invest in short-term taxable commercial debt securities. Investor concerns that liquidity would evaporate in the market for these funds drove a sharp increase in asset outflows in the first two weeks of March 2020. Conversely, U.S. government and U.S. Treasury money market funds saw significant asset inflows during this time. JPMorgan government and Treasury money market funds have seen large net asset inflows and assets under management in the JPMorgan U.S. Government Money Market Fund have swelled to more than $200 billion from about $150 billion at the end of 2019.1

The U.S. Federal Reserve (the “Fed”) responded swiftly in March, taking aggressive actions, including reducing its target range for the fed funds interest rate by 100 basis points (bps), to its effective lower bound of 0-25 bps; restarting its quantitative easing program, committing to purchase an unlimited amount of U.S. Treasury bonds and mortgage-backed securities; lowering the primary credit rate at the discount window by 15 bps to 0.25%; and lowering required bank reserved ratios to zero. In the following weeks, prime money markets largely stabilized but by the end of the month an estimated $157 billion in assets — roughly 14% of industry-wide money market assets under management — had been redeemed by investors in prime money market funds.2

Fed policy actions included other measures designed to support market liquidity and the flow of credit. The central bank created the Commercial Paper Funding Facility and the Money Market Fund Liquidity Facility and reinstated its Term Asset-Backed Securities Lending Facility in addition to interest rate reductions. These actions — plus a $2.3 trillion stimulus package from the U.S. Congress — resulted in improved liquidity for front-end fixed income markets. By April 15, JPMorgan’s prime money market funds had recorded net inflows of about $20 billion, recovering about 70% of assets under management that had flowed out of our prime funds from March 12 to March 31.3 We believe the experience and knowledge of the JPMorgan Asset Management Global Liquidity team and JPMorgan’s standing as one of the largest global providers of prime money market funds provides us with the expertise and scale to continue to serve our fund shareholders in the face of the global impact of COVID-19.

In the larger picture, market data have displayed some uncanny similarities in directionality and magnitude between the current global crisis and the financial crisis of 2008-09. The market data for both periods show sizable declines in equity prices, indicating a significant weakening of corporate profitability. In addition, in both periods we can see a greater widening in front-end credit spreads than in long-term credit spreads, indicating a pronounced lack of liquidity in the short-term fixed income markets. Furthermore, the current monetary response is also similar to actions taken in 2008-09, with the Fed implementing a zero interest rate policy and making large-scale asset purchases.

Notable differences, from a markets perspective, include the depth of the labor market stress, the size and speed of the U.S. government’s fiscal response and the health of the U.S. financial system. Recent initial weekly jobless claims have hit record highs, which indicates there will likely be more short-term stress on the average consumer in the current downturn than during the 2008-09 financial crisis and recession that followed it. However, the U.S. Congress’s fiscal rescue response now totals nearly double what it approved during the 2008-09 financial crisis and it appears that there is Congressional support to do more, if necessary. Additionally, the banking system today remains relatively strong, which should enable the Fed to funnel capital to those segments of the economy that need it most.

Over the long term, our significant and long standing investments in both talent and technology allow JPMorgan Global Liquidity to continue to provide our shareholders with opportunities and solutions throughout market cycles and global turmoil. We thank you for your continued partnership and trust in our company and our products.

John T. Donohue

CEO of Asset Management Americas, Head and CIO of the Global Liquidity Business

[1]	Cranedata.com, April 15, 2020.
[2]	Cranedata.com, March 31, 2020.
[3]	Cranedata.com, April 15, 2020.

2	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

JPMorgan Prime Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

Objective†	Seeks current income while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Class C, Academy^, Agency, Capital, IM, Institutional Class, Morgan, Premier and Reserve
Net Assets as of February 29, 2020	$63.0 Billion
Weighted Average Maturity^^	31 calendar days
Weighted Average Life^^^	81 calendar days

MATURITY SCHEDULE*^^
2–7 calendar days	47.4%
8–30 calendar days	18.5
31–60 calendar days	17.4
61–90 calendar days	8.2
91–180 calendar days	7.5
181+ calendar days	1.0

7-DAY SEC YIELD AS OF FEBRUARY 29, 2020(1)
Class C Shares	0.87%
Academy Shares	1.67
Agency Shares	1.59
Capital Shares	1.67
IM Shares	1.68
Institutional Class Shares	1.64
Morgan Shares	1.33
Premier Shares	1.39
Reserve Shares	1.14

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	Commenced operations on May 15, 2019.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of February 29, 2020.
(1)

The yields for Class C Shares, Academy Shares, Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (2.60)%, 1.50%, 1.54%, 1.64%, 1.68%, 1.58%, 1.33%, 1.37% and 0.95% for Class C Shares, Academy Shares, Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan Institutional Tax Free Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

Objective†	Aims to provide current income, while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, IM and Institutional Class
Net Assets as of February 29, 2020	$970.4 Million
Weighted Average Maturity^	30 calendar days
Weighted Average Life^^	34 calendar days

MATURITY SCHEDULE*^
2–7 calendar days	73.5%
8–30 calendar days	4.8
31–60 calendar days	2.9
61–90 calendar days	9.3
91–180 calendar days	7.2
181+ calendar days	2.3

7-DAY SEC YIELD AS OF FEBRUARY 29, 2020(1)
Agency Shares	0.92%
Capital Shares	1.01
IM Shares	1.03
Institutional Class Shares	0.98

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of February 29, 2020.
(1)

The yields for Agency Shares, Capital Shares, IM Shares and Institutional Class Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.83%, 0.95%, 1.00% and 0.90% for Agency Shares, Capital Shares, IM Shares and Institutional Class Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Institutional Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

JPMorgan Securities Lending Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

Objective†	Seeks current income while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Agency SL
Net Assets as of February 29, 2020	$3.5 Billion
Weighted Average Maturity^	24 calendar days
Weighted Average Life^^	56 calendar days

MATURITY SCHEDULE*^
2–7 calendar days	53.2%
8–30 calendar days	20.2
31–60 calendar days	10.3
61–90 calendar days	11.6
91–180 calendar days	4.7

7-DAY SEC YIELD AS OF FEBRUARY 29, 2020(1)
Agency SL Shares	1.75%

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of February 29, 2020.
(1)	The yield for Agency SL Shares reflects the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yield would have been 1.65% for Agency SL Shares.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Securities Lending Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan Liquid Assets Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

Objective†	Seeks current income with liquidity and stability of principal
Primary Investments	High quality, short-term instruments including corporate notes, U.S. government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations
Suggested investment time frame	Short-term
Share classes offered	Class C, Agency, Capital, E*Trade^, Institutional Class, Investor, Morgan, Premier and Reserve Shares
Net Assets as of February 29, 2020	$10.8 Billion
Weighted Average Maturity^^	29 calendar days
Weighted Average Life^^^	68 calendar days

MATURITY SCHEDULE*^^
2–7 calendar days	53.9%
8–30 calendar days	15.9
31–60 calendar days	13.7
61–90 calendar days	7.4
91–180 calendar days	8.6
181+ calendar days	0.5

7-DAY SEC YIELD AS OF FEBRUARY 29, 2020(1)
Class C Shares	0.87%
Agency Shares	1.59
Capital Shares	1.67
Institutional Class Shares	1.64
Investor Shares	1.33
Morgan Shares	1.25
Premier Shares	1.39
Reserve Shares	1.14

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	E*Trade Shares had no assets from the close of business on October 19, 2016.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of February 29, 2020.
(1)

The yields for Class C Shares, Agency Shares, Capital Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.69%, 1.55%, 1.65%, 1.60%, 1.31%, 1.24%, 1.39% and 1.14% for Class C Shares, Agency Shares, Capital Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

6	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

JPMorgan U.S. Government Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

Objective†	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Academy^, Agency, Capital, E*Trade, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of February 29, 2020	$159.2 Billion
Weighted Average Maturity^^	27 calendar days
Weighted Average Life^^^	91 calendar days

MATURITY SCHEDULE*^^
2–7 calendar days	68.1%
8–30 calendar days	12.0
31–60 calendar days	5.5
61–90 calendar days	3.2
91–180 calendar days	7.5
181+ calendar days	3.7

7-DAY SEC YIELD AS OF FEBRUARY 29, 2020(1)
Academy Shares	1.48%
Agency Shares	1.40
Capital Shares	1.48
E*Trade Shares	0.66
IM Shares	1.52
Institutional Class Shares	1.45
Investor Shares	1.17
Morgan Shares	1.07
Premier Shares	1.22
Reserve Shares	0.97
Service Shares	0.61

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	Commenced operations on May 15, 2019.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of February 29, 2020.
(1)

The yields for Academy Shares, Agency Shares, Capital Shares, E*Trade Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 1.47%, 1.37%, 1.47%, 0.62%, 1.52%, 1.42%, 1.17%, 1.07%, 1.22%, 0.97% and 0.61% for Academy Shares, Agency Shares, Capital Shares, E*Trade Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan U.S. Treasury Plus Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

Objective†	Seeks current income with liquidity and stability of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury securities
Suggested investment time frame	Short-term
Share classes offered	Class C, Agency, Capital, IM, Institutional Class, Investor, Morgan, Premier and Reserve Shares
Net Assets as of February 29, 2020	$31.1 Billion
Weighted Average Maturity^	34 calendar days
Weighted Average Life^^	62 calendar days

MATURITY SCHEDULE*^
2–7 calendar days	65.4%
8–30 calendar days	14.7
31–60 calendar days	4.6
61–90 calendar days	1.6
91–180 calendar days	4.2
181+ calendar days	9.5

7-DAY SEC YIELD AS OF FEBRUARY 29, 2020(1)
Class C Shares	0.66%
Agency Shares	1.38
Capital Shares	1.46
IM Shares	1.49
Institutional Class Shares	1.43
Investor Shares	1.14
Morgan Shares	1.04
Premier Shares	1.19
Reserve Shares	0.94

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of February 29, 2020.
(1)

The yields for Class C Shares, Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.49%, 1.34%, 1.44%, 1.49%, 1.40%, 1.13%, 1.04%, 1.19% and 0.94% for Class C Shares, Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

8	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

JPMorgan Federal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

Objective†	Aims to provide current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan and Premier Shares
Net Assets as of February 29, 2020	$3.1 Billion
Weighted Average Maturity^	43 calendar days
Weighted Average Life^^	80 calendar days

MATURITY SCHEDULE*^
2–7 calendar days	20.3%
8–30 calendar days	26.8
31–60 calendar days	29.4
61–90 calendar days	13.9
91–180 calendar days	6.3
181+ calendar days	3.3

7-DAY SEC YIELD AS OF FEBRUARY 29, 2020(1)
Agency Shares	1.37%
Institutional Class Shares	1.42
Morgan Shares	1.04
Premier Shares	1.19

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of February 29, 2020.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares and Premier Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 1.34%, 1.39%, 1.03% and 1.19% for Agency Shares, Institutional Class Shares, Morgan Shares and Premier Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan 100% U.S. Treasury Securities Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

Objective†	Aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, IM^, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of February 29, 2020	$66.1 Billion
Weighted Average Maturity^^	45 calendar days
Weighted Average Life^^^	96 calendar days

MATURITY SCHEDULE*^^
2–7 calendar days	20.0%
8–30 calendar days	36.4
31–60 calendar days	24.3
61–90 calendar days	7.4
91–180 calendar days	3.0
181+ calendar days	8.9

7-DAY SEC YIELD AS OF FEBRUARY 29, 2020(1)
Agency Shares	1.37%
Capital Shares	1.45
IM Shares	1.48
Institutional Class Shares	1.42
Morgan Shares	1.04
Premier Shares	1.18
Reserve Shares	0.93

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	Commenced operations on January 15, 2020.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	Percentages indicated are based upon total investments as of February 29, 2020.
(1)

The yields for Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 1.32%, 1.42%, 1.48%, 1.37%, 1.02%, 1.18% and 0.92% for Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

10	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

JPMorgan Tax Free Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

Objective†	Aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of February 29, 2020	$12.5 Billion
Weighted Average Maturity^	27 calendar days
Weighted Average Life^^	27 calendar days

MATURITY SCHEDULE**^
2–7 calendar days	81.7%
8–30 calendar days	1.3
31–60 calendar days	2.0
61–90 calendar days	5.4
91–180 calendar days	5.4
181+ calendar days	4.2

7-DAY SEC YIELD AS OF FEBRUARY 29, 2020(1)
Agency Shares	0.92%
Institutional Class Shares	0.97
Morgan Shares	0.58
Premier Shares	0.73
Reserve Shares	0.48

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of February 29, 2020.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.89%, 0.94%, 0.55%, 0.73% and 0.48% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

Objective†	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade^, Institutional Class, Morgan, Premier and Service Shares
Net Assets as of February 29, 2020	$2.0 Billion
Weighted Average Maturity^^	31 calendar days
Weighted Average Life^^^	33 calendar days

MATURITY SCHEDULE**^^
1 calendar day	0.0	%***
2–7 calendar days	82.2
8–30 calendar days	2.1
31–60 calendar days	1.5
61–90 calendar days	1.8
91–180 calendar days	6.3
181+ calendar days	6.1

7-DAY SEC YIELD AS OF FEBRUARY 29, 2020(1)
Agency Shares	0.97%
Institutional Class Shares	1.02
Morgan Shares	0.64
Premier Shares	0.78
Service Shares	0.18

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of February 29, 2020.
***	Amount rounds to less than 0.05%.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.88%, 0.93%, 0.58%, 0.73% and 0.13% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

12	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

JPMorgan California Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

Objective†	Aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	California short-term municipal obligations
Suggested investment time frame	Short-term
Share classes offered	Agency^, E*Trade^^, Institutional Class^, Morgan, Premier and Service
Net Assets as of February 29, 2020	$576.7 Million
Weighted Average Maturity^^^	27 calendar days
Weighted Average Life^^^^	28 calendar days

MATURITY SCHEDULE**^^^
2–7 calendar days	75.8%
31–60 calendar days	5.7
61–90 calendar days	8.3
91–180 calendar days	8.5
181+ calendar days	1.7

7-DAY SEC YIELD AS OF FEBRUARY 29, 2020(1)
Agency Shares	0.84%
Institutional Class Shares	0.89
Morgan Shares	0.51
Premier Shares	0.65
Service Shares	0.05

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	Commenced operations on March 1, 2019.
^^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of February 29, 2020.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.75%, 0.80%, 0.45%, 0.61% and 0.01% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan California Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan New York Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

Objective†	Aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	New York short-term municipal obligations
Suggested investment time frame.	Short-term
Share classes offered	Agency^, E*Trade^^, Institutional Class^, Morgan, Premier, Reserve and Service
Net Assets as of February 29, 2020	$2.7 Billion
Weighted Average Maturity^^^	23 calendar days
Weighted Average Life^^^^	24 calendar days

MATURITY SCHEDULE**^^^
2–7 calendar days	86.4%
8–30 calendar days	0.8
31–60 calendar days	0.2
61–90 calendar days	1.1
91–180 calendar days	9.1
181+ calendar days	2.4

7-DAY SEC YIELD AS OF FEBRUARY 29, 2020(1)
Agency Shares	0.92%
Institutional Class Shares	0.97
Morgan Shares	0.59
Premier Shares	0.73
Reserve Shares	0.48
Service Shares	0.13

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.

†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
^	Commenced operations on March 1, 2019.
^^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

^^^^

The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of February 29, 2020.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.85%, 0.90%, 0.55%, 0.70%, 0.45% and 0.09% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan New York Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

14	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 28.7%

Barclays Capital, Inc., 1.83%, dated 2/28/2020, due 4/3/2020, repurchase price $400,710, collateralized by Collateralized Mortgage Obligations, 0.00% - 27.77%, due 10/25/2021 - 5/11/2063, FHLMC, 5.88% - 12.63%, due 10/25/2029 - 1/25/2050 and FNMA Connecticut Avenue Securities, 0.00% - 7.38%, due 7/25/2029 - 1/25/2040, with a value of $432,000.	400,000	400,000

Barclays Capital, Inc., 1.86%, dated 2/28/2020, due 4/3/2020, repurchase price $190,343, collateralized by Collateralized Mortgage Obligations, 0.00% - 4.58%, due 12/15/2021 - 2/18/2053 and FHLMC, 5.38% - 6.46%, due 5/25/2043 - 2/25/2050, with a value of $205,200.	190,000	190,000

BMO Capital Markets Corp., 1.68%, dated 2/28/2020, due 3/2/2020, repurchase price $52,007, collateralized by Asset-Backed Securities, 1.67% - 4.43%, due 12/20/2022 - 1/15/2069, Collateralized Mortgage Obligations, 4.09%, due 10/13/2048, Corporate Bonds, 2.20% - 8.13%, due 3/18/2021 - 6/15/2048, Corporate Notes, 2.15%, due 4/29/2021 and Sovereign Government Securities, 2.38%, due 1/29/2021, with a value of $67,726.	52,000	52,000

BMO Capital Markets Corp., 1.68%, dated 2/28/2020, due 3/2/2020, repurchase price $110,015, collateralized by Asset-Backed Securities, 1.74% - 4.74%, due 6/21/2021 - 8/15/2068, Corporate Bonds, 2.20% - 8.63%, due 3/15/2020 - 2/24/2050, Corporate Notes, 2.25% - 3.65%, due 2/12/2021 - 6/12/2024, FHLMC, 2.54% - 3.16%, due 5/25/2025 - 7/25/2026, FNMA, 9.12%, due 6/25/2037 and Sovereign Government Securities, 2.38%, due 1/29/2021, with a value of $117,024.	110,000	110,000

BMO Capital Markets Corp., 1.70%, dated 2/28/2020, due 3/6/2020, repurchase price $25,008, collateralized by Asset-Backed Securities, 2.05% - 8.99%, due 3/13/2026 - 2/15/2050, Collateralized Mortgage Obligations, 2.81% - 4.41%, due 8/17/2046 - 3/11/2050, Corporate Bonds, 1.88% - 5.25%, due 3/27/2020 - 2/15/2030, Corporate Notes, 2.45%, due 1/9/2030 and FHLMC, 4.00%, due 5/1/2046, with a value of $27,040.	25,000	25,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BMO Capital Markets Corp., 1.85%, dated 2/28/2020, due 3/6/2020, repurchase price $45,016, collateralized by Asset-Backed Securities, 0.00% - 8.99%, due 1/16/2024 - 6/26/2056, Collateralized Mortgage Obligations, 0.11% - 5.53%, due 4/25/2032 - 8/25/2055, Corporate Bonds, 2.05% - 8.63%, due 5/21/2021 - 1/1/2999, Corporate Notes, 2.65%, due 6/12/2024, FHLMC, 2.50% - 4.00%, due 6/25/2027 - 2/1/2050 and GNMA, 3.00% - 5.00%, due 1/20/2050 - 2/20/2050, with a value of $48,516.	45,000	45,000

BMO Capital Markets Corp., 1.86%, dated 2/28/2020, due 3/6/2020, repurchase price $100,036, collateralized by Asset-Backed Securities, 0.00% - 3.69%, due 11/18/2021 - 6/26/2056, Collateralized Mortgage Obligations, 0.02% - 1.24%, due 6/10/2038 - 1/15/2049, Corporate Bonds, 2.13% - 10.88%, due 5/18/2020 - 5/15/2050, Corporate Notes, 1.88% - 2.75%, due 2/12/2021 - 5/19/2022, Municipal Debt Securities, 2.13% - 2.64%, due 8/25/2031 - 10/25/2037 and Sovereign Government Securities, 2.38%, due 1/29/2021, with a value of $106,664.	100,000	100,000

BNP Paribas SA, 1.74%, dated 2/28/2020, due 3/3/2020, repurchase price $175,034, collateralized by Asset-Backed Securities, 2.01% - 9.84%, due 5/15/2025 - 8/15/2042, Collateralized Mortgage Obligations, 3.98% - 5.40%, due 1/25/2050 - 5/25/2057, Corporate Bonds, 0.00% - 8.63%, due 8/15/2020 - 1/1/2999, Sovereign Government Securities, 4.88% - 8.75%, due 1/22/2021 - 1/23/2050 and U.S. Treasury Securities, 0.63% - 1.50%, due 1/31/2022 - 4/15/2023, with a value of $186,594.	175,000	175,000

Bofa Securities, Inc., 1.68%, dated 2/28/2020, due 3/2/2020, repurchase price $400,056, collateralized by Common Stocks, 0.00%, due 1/1/2999 and Preferred Stocks, 3.36% - 8.25%, due 5/1/2029 - 1/1/2999, with a value of $432,000.	400,000	400,000

Bofa Securities, Inc., 1.93%, dated 2/28/2020, due 4/3/2020, repurchase price $841,576, collateralized by Corporate Bonds, 2.63% - 5.95%, due 6/4/2020 - 12/1/2086 and Corporate Notes, 2.63% - 4.75%, due 2/4/2021 - 4/15/2058, with a value of $882,001.	840,000	840,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	15

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

Bofa Securities, Inc., 1.98%, dated 2/28/2020, due 4/3/2020, repurchase price $175,337, collateralized by Corporate Bonds, 2.60% - 7.50%, due 1/19/2022 - 1/26/2050 and Corporate Notes, 3.46% - 3.65%, due 5/24/2021 - 9/1/2049, with a value of $183,750.	175,000	175,000

Bofa Securities, Inc., 1.98%, dated 2/28/2020, due 4/3/2020, repurchase price $303,383, collateralized by Commercial Paper, 0.00%, due 3/2/2020 - 5/19/2020, Corporate Bonds, 0.00% - 14.00%, due 3/15/2020 - 1/1/2999, Corporate Notes, 0.00% - 8.63%, due 3/25/2020 - 6/19/2032 and FNMA, 2.50%, due 12/1/2049, with a value of $322,261.	302,800	302,800

Citigroup Global Markets Holdings, Inc., 1.97%, dated 2/28/2020, due 3/5/2020, repurchase price $227,274, collateralized by Asset-Backed Securities, 2.00% - 9.15%, due 12/16/2024 - 10/25/2069, Collateralized Mortgage Obligations, 1.25% - 5.42%, due 6/15/2034 - 12/16/2072, FHLMC, 3.75% - 4.75%, due 12/26/2030 - 11/26/2057 and FNMA Connecticut Avenue Securities, 3.66% - 6.26%, due 3/25/2031 - 1/25/2040, with a value of $246,354.	227,200	227,200

Citigroup Global Markets Holdings, Inc., 1.82%, dated 2/28/2020, due 4/18/2020, repurchase price $223,362, collateralized by Asset-Backed Securities, 0.00% - 7.26%, due 9/15/2021 - 10/28/2064, Collateralized Mortgage Obligations, 0.00% - 5.16%, due 7/15/2030 - 6/30/2053, Corporate Bonds, 0.00% - 11.50%, due 3/6/2020 - 1/1/2999, Corporate Notes, 0.00% - 8.75%, due 3/2/2020 - 1/1/2999, FNMA Connecticut Avenue Securities, 2.31%, due 10/25/2030 and Municipal Debt Securities, 0.00%, due 7/1/2046, with a value of $238,737.	222,800	222,800

Credit Suisse Securities USA LLC, 1.78%, dated 2/28/2020, due 3/6/2020, repurchase price $90,031, collateralized by Asset-Backed Securities, 0.00% - 6.50%, due 8/15/2026 - 10/15/2116 and Collateralized Mortgage Obligations, 0.00% - 9.72%, due 7/20/2020 - 8/25/2045, with a value of $98,517.	90,000	90,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Fixed Income Clearing Corp., 1.59%, dated 2/28/2020, due 3/2/2020, repurchase price $5,500,729, collateralized by U.S. Treasury Securities, 0.13% - 3.00%, due 1/15/2023 - 2/15/2047, with a value of $5,610,000.	5,500,000	5,500,000

Fixed Income Clearing Corp., 1.60%, dated 2/28/2020, due 3/2/2020, repurchase price $1,000,133, collateralized by U.S. Treasury Securities, 2.00% - 2.25%, due 4/30/2024 - 5/31/2024, with a value of $1,020,000.	1,000,000	1,000,000

Fixed Income Clearing Corp., 1.60%, dated 2/28/2020, due 3/2/2020, repurchase price $1,000,133, collateralized by U.S. Treasury Securities, 0.38% - 3.00%, due 7/15/2025 - 9/30/2025, with a value of $1,020,002.	1,000,000	1,000,000

Fixed Income Clearing Corp., 1.60%, dated 2/28/2020, due 3/2/2020, repurchase price $3,000,400, collateralized by U.S. Treasury Securities, 0.25% - 4.38%, due 11/15/2027 - 5/15/2040, with a value of $3,060,004.	3,000,000	3,000,000

HSBC Securities USA, Inc., 1.68%, dated 2/28/2020, due 3/2/2020, repurchase price $20,003, collateralized by Asset-Backed Securities, 2.22% - 3.03%, due 6/15/2039 - 1/15/2043 and Municipal Debt Securities, 0.00%, due 8/1/2031, with a value of $21,203.	20,000	20,000

HSBC Securities USA, Inc., 1.68%, dated 2/28/2020, due 3/2/2020, repurchase price $60,008, collateralized by Corporate Bonds, 2.40% - 6.63%, due 1/14/2022 - 4/15/2049, Corporate Notes, 2.82% - 4.67%, due 9/21/2023 - 3/6/2038 and Sovereign Government Securities, 3.25%, due 4/16/2030, with a value of $63,009.	60,000	60,000

HSBC Securities USA, Inc., 1.83%, dated 2/28/2020, due 3/2/2020, repurchase price $51,008, collateralized by Corporate Bonds, 4.00% - 7.75%, due 12/15/2025 - 11/15/2029, with a value of $55,088.	51,000	51,000

ING Financial Markets LLC, 1.73%, dated 2/28/2020, due 3/2/2020, repurchase price $189,027, collateralized by Corporate Bonds, 3.20% - 8.20%, due 1/27/2025 - 11/21/2029 and Sovereign Government Securities, 4.63% - 6.88%, due 1/13/2028 - 3/17/2036, with a value of $204,149.	189,000	189,000

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

ING Financial Markets LLC, 1.73%, dated 2/28/2020, due 3/2/2020, repurchase price $300,043, collateralized by Corporate Bonds, 3.20% - 5.30%, due 1/27/2025 - 11/21/2029 and Sovereign Government Securities, 3.95% - 6.75%, due 1/22/2021 - 2/17/2045, with a value of $322,933.	300,000	300,000

ING Financial Markets LLC, 1.75%, dated 2/28/2020, due 3/10/2020, repurchase price $200,107, collateralized by Corporate Bonds, 5.30%, due 1/27/2025 and Sovereign Government Securities, 4.63% - 6.49%, due 1/22/2021 - 1/13/2028, with a value of $213,156.	200,000	200,000

Mitsubishi UFJ Trust & Banking Corp., 1.78%, dated 2/28/2020, due 3/4/2020, repurchase price $500,124, collateralized by Corporate Bonds, 0.00% - 4.15%, due 5/13/2022 - 5/1/2030 and Corporate Notes, 2.45%, due 1/9/2030, with a value of $522,125.	500,000	500,000

Societe Generale SA, 1.68%, dated 2/28/2020, due 3/2/2020, repurchase price $200,028, collateralized by Commercial Paper, 0.00%, due 3/31/2020, Corporate Bonds, 1.74% - 6.95%, due 5/5/2020 - 7/1/2054, Corporate Notes, 2.00% - 5.25%, due 2/22/2021 - 11/17/2045 and Sovereign Government Securities, 2.04% - 7.88%, due 3/29/2021 - 1/31/2050, with a value of $210,029.	200,000	200,000

Societe Generale SA, 1.68%, dated 2/28/2020, due 3/2/2020, repurchase price $300,042, collateralized by Commercial Paper, 0.00%, due 3/31/2020, Corporate Bonds, 1.88% - 8.60%, due 3/30/2020 - 1/1/2999, Corporate Notes, 2.00% - 5.90%, due 11/16/2020 - 1/1/2999 and Sovereign Government Securities, 1.75% - 7.88%, due 3/15/2022 - 1/31/2050, with a value of $315,103.	300,000	300,000

Societe Generale SA, 1.75%, dated 2/28/2020, due 3/2/2020, repurchase price $587,086, collateralized by Asset-Backed Securities, 1.78% - 6.90%, due 2/25/2036 - 11/15/2039, Collateralized Mortgage Obligations, 1.87% - 5.91%, due 7/17/2034 - 7/17/2047, Corporate Bonds, 3.09% - 11.13%, due 3/15/2020 - 2/28/2057, Corporate Notes, 3.12% - 8.00%, due 3/25/2020 - 1/20/2023 and Sovereign Government Securities, 4.25% - 8.75%, due 3/9/2020 - 1/1/2999, with a value of $633,991.	587,000	587,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 1.88%, dated 2/28/2020, due 3/2/2020, repurchase price $200,031, collateralized by Asset-Backed Securities, 2.11% - 4.68%, due 7/25/2035 - 2/15/2048, Collateralized Mortgage Obligations, 3.81% - 5.62%, due 10/15/2036 - 11/25/2039, Corporate Bonds, 3.38% - 10.75%, due 3/15/2020 - 8/15/2047, Corporate Notes, 6.72% - 8.00%, due 3/25/2020 - 12/1/2022 and Sovereign Government Securities, 2.70% - 11.88%, due 4/15/2024 - 2/17/2045, with a value of $215,564.	200,000	200,000

Societe Generale SA, 1.78%, dated 2/28/2020, due 3/3/2020, repurchase price $250,049, collateralized by Corporate Bonds, 2.60% - 12.00%, due 12/15/2022 - 2/7/2030, Corporate Notes, 2.18% - 3.12%, due 11/16/2020 - 1/20/2023 and Sovereign Government Securities, 4.50% - 10.13%, due 4/15/2024 - 5/11/2047, with a value of $268,764.	250,000	250,000

Societe Generale SA, 1.68%, dated 2/28/2020, due 3/4/2020, repurchase price $205,048, collateralized by Asset-Backed Securities, 4.15% - 4.68%, due 2/25/2033 - 2/15/2048, Corporate Bonds, 1.80% - 6.76%, due 11/3/2020 - 2/21/2050 and Corporate Notes, 1.95% - 4.05%, due 11/16/2020 - 9/25/2034, with a value of $215,458.	205,000	205,000

Societe Generale SA, 1.78%, dated 2/28/2020, due 3/4/2020, repurchase price $22,005, collateralized by Asset-Backed Securities, 2.11%, due 7/25/2035, Corporate Bonds, 9.50% - 9.70%, due 5/14/2024 - 12/30/2024 and Sovereign Government Securities, 6.00% - 6.75%, due 4/7/2026 - 5/30/2040, with a value of $23,768.	22,000	22,000

Societe Generale SA, 1.88%, dated 2/28/2020, due 3/31/2020, repurchase price $370,618, collateralized by Asset-Backed Securities, 1.80%, due 4/25/2037, Collateralized Mortgage Obligations, 3.60%, due 7/17/2047, Corporate Bonds, 3.63% - 10.50%, due 8/15/2022 - 10/7/2079, Corporate Notes, 3.50% - 6.35%, due 12/1/2021 - 2/20/2024 and Sovereign Government Securities, 4.25% - 11.88%, due 2/4/2021 - 1/1/2999, with a value of $400,205.	370,000	370,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	17

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

UBS Securities LLC, 1.78%, dated 2/28/2020, due 3/6/2020, repurchase price $300,104, collateralized by Asset-Backed Securities, 2.48%, due 11/9/2020, Corporate Bonds, 2.20% - 10.75%, due 6/8/2020 - 1/1/2999, Corporate Notes, 2.35% - 7.30%, due 3/26/2020 - 6/26/2048 and Certificates of Deposit, 1.90%, due 4/30/2020, with a value of $320,647.	300,000	300,000

Wells Fargo Securities LLC, 1.68%, dated 2/28/2020, due 3/2/2020, repurchase price $150,021, collateralized by Commercial Paper, 0.00%, due 3/3/2020 - 3/12/2020, with a value of $157,522.	150,000	150,000

Wells Fargo Securities LLC, 1.73%, dated 2/28/2020, due 3/2/2020, repurchase price $100,014, collateralized by Common Stocks, 0.00%, due 1/1/2999 and Preferred Stocks, 3.00% - 8.50%, due 1/1/2999, with a value of $108,016.	100,000	100,000

Wells Fargo Securities LLC, 1.73%, dated 2/28/2020, due 3/2/2020, repurchase price $154,022, collateralized by Commercial Paper, 0.00%, due 3/12/2020 - 5/5/2020 and Certificates of Deposit, 0.00%, due 3/16/2020 - 11/13/2020, with a value of $161,754.	154,000	154,000

Wells Fargo Securities LLC, 1.73%, dated 2/28/2020, due 3/4/2020, repurchase price $100,024, collateralized by Commercial Paper, 0.00%, due 3/3/2020 - 3/25/2020, with a value of $105,035.	100,000	100,000

Total Repurchase Agreements (Cost $18,112,800)		18,112,800

Corporate Notes — 1.6%

Banks — 1.1%

Bank of America NA (US Federal Funds Effective Rate (continuous series) + 0.16%), 1.74%, 3/2/2020 (b)	50,000	50,011

Barclays Bank plc (United Kingdom)

(ICE LIBOR USD 1 Month + 0.05%), 1.70%, 3/13/2020 (b) (c)	200,000	200,000

(ICE LIBOR USD 1 Month + 0.05%), 1.68%, 3/24/2020 (b) (c)	420,000	420,000

		670,011

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — 0.5%

Toyota Motor Credit Corp. (ICE LIBOR USD 3 Month + 0.09%), 1.98%, 3/16/2020 (b)	300,000	300,144

Total Corporate Notes (Cost $970,000)		970,155

U.S. Treasury Obligations — 1.0%

U.S. Treasury Floating Rate Notes (US Treasury 3 Month Bill Money Market Yield + 0.12%), 1.63%, 3/2/2020 (b) (Cost $649,875)	650,000	650,335

Municipal Bonds — 0.2%

Alaska — 0.1%

Alaska Housing Finance Corp., State Capital Project Series 2018A, Rev., VRDO, 1.62%, 3/6/2020 (d)	52,100	52,100

California — 0.0% (e)

City & County of San Francisco, Multifamily Housing, Transbay Block 8 Tower Apartments

Series H-4, Rev., VRDO, LOC: Bank of China, 1.68%, 3/6/2020 (d)	14,160	14,160

Series H-3, Rev., VRDO, LOC: Bank of China, 1.70%, 3/6/2020 (d)	8,945	8,945

		23,105

Michigan — 0.1%

Michigan Finance Authority Series 2019D, Rev., VRDO, LOC: PNC Bank NA, 1.65%, 3/6/2020 (d)	65,000	65,000

Total Municipal Bonds (Cost $140,205)		140,205

Short-Term Investments — 68.2%

Certificates of Deposit — 41.0%

Agricultural Bank of China Ltd. (China) 2.30%, 3/10/2020	75,000	75,016

Banco del Estado de Chile (Chile) 1.92%, 4/6/2020	50,000	50,018

Bank of Montreal (Canada) 2.00%, 3/18/2020	500,000	500,113

1.72%, 5/6/2020 (f)	50,000	49,860

Bank of Nova Scotia (The) (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.33%), 1.91%, 3/2/2020 (b)	100,000	100,109

(ICE LIBOR USD 1 Month + 0.17%), 1.84%, 3/6/2020 (b)	55,000	55,016

(ICE LIBOR USD 1 Month + 0.17%), 1.84%, 3/10/2020 (b)	50,000	50,015

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

(ICE LIBOR USD 3 Month + 0.10%), 2.01%, 4/6/2020 (b)	110,000	110,055

(ICE LIBOR USD 3 Month + 0.11%), 2.02%, 4/6/2020 (b)	60,000	60,035

(ICE LIBOR USD 3 Month + 0.05%), 1.92%, 4/8/2020 (b)	60,000	60,018

(ICE LIBOR USD 3 Month + 0.08%), 1.95%, 4/8/2020 (b)	180,000	180,060

1.95%, 4/16/2020	150,000	150,101

(ICE LIBOR USD 3 Month + 0.05%), 1.85%, 4/28/2020 (b)	85,000	85,000

(ICE LIBOR USD 3 Month + 0.13%), 1.87%, 5/6/2020 (b)	150,000	150,121

BNP Paribas SA (France)

(ICE LIBOR USD 1 Month + 0.28%), 1.94%, 3/2/2020 (b)	150,000	150,175

(ICE LIBOR USD 1 Month + 0.32%), 1.99%, 3/7/2020 (b)	108,000	108,113

(ICE LIBOR USD 1 Month + 0.21%), 1.88%, 3/9/2020 (b)	70,000	70,026

(ICE LIBOR USD 3 Month + 0.08%), 1.99%, 4/3/2020 (b)	180,000	180,074

(ICE LIBOR USD 3 Month + 0.15%), 2.02%, 4/7/2020 (b)	108,000	108,060

Canadian Imperial Bank of Commerce (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.31%), 1.89%, 3/2/2020 (b)	115,000	115,052

(ICE LIBOR USD 1 Month + 0.20%), 1.87%, 3/6/2020 (b)	66,000	66,019

Chiba Bank Ltd. (Japan) 1.86%, 3/6/2020	50,003	50,003

China Construction Bank Corp. (China) 1.62%, 3/3/2020	150,000	150,000

2.30%, 3/9/2020	100,000	100,018

2.31%, 3/13/2020	40,000	40,011

2.30%, 3/30/2020	125,000	125,069

2.25%, 4/7/2020	100,000	100,066

Commonwealth Bank of Australia (Australia)

(ICE LIBOR USD 1 Month + 0.18%), 1.83%, 3/5/2020 (b)	75,000	75,018

(ICE LIBOR USD 1 Month + 0.22%), 1.83%, 3/27/2020 (b)	50,000	50,010

(ICE LIBOR USD 3 Month + 0.06%), 1.90%, 4/17/2020 (b)	99,997	99,997

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

Cooperatieve Rabobank UA (Netherlands)

(ICE LIBOR USD 1 Month + 0.19%), 1.84%, 3/20/2020 (b)	250,000	250,077

1.66%, 6/15/2020 (f)	150,000	149,328

Credit Agricole Corporate and Investment Bank (France)

(ICE LIBOR USD 3 Month + 0.13%), 1.96%, 4/10/2020 (b)	75,000	75,037

1.79%, 7/28/2020 (f)	250,000	248,538

Credit Agricole SA (France) 1.77%, 7/24/2020 (f)	150,000	149,143

1.76%, 8/3/2020 (f)	125,000	124,242

1.79%, 8/3/2020 (f)	275,000	273,334

Credit Industriel Desjardins, Inc. (Canada) 1.73%, 11/16/2020 (f)	195,000	193,026

Credit Industriel et Commercial (France)

(US Federal Funds Effective Rate (continuous series) + 0.31%), 1.89%, 3/2/2020 (b)	200,000	200,096

2.25%, 3/24/2020 (f)	200,000	199,789

(ICE LIBOR USD 3 Month + 0.04%), 1.95%, 4/6/2020 (b)	100,000	100,020

(ICE LIBOR USD 3 Month + 0.08%), 1.98%, 4/6/2020 (b)	150,000	150,062

1.92%, 5/12/2020 (f)	150,000	149,544

2.00%, 5/26/2020 (f)	400,000	398,577

1.85%, 9/10/2020 (f)	450,000	446,474

Credit Suisse AG (Switzerland)

(ICE LIBOR USD 1 Month + 0.31%), 1.96%, 3/3/2020 (b)	350,000	350,386

(ICE LIBOR USD 3 Month + 0.10%), 2.04%, 4/1/2020 (b)	100,000	100,036

(ICE LIBOR USD 3 Month + 0.17%), 2.01%, 4/16/2020 (b)	395,000	395,277

1.96%, 4/20/2020 (f)	500,000	498,888

DZ Bank AG (Germany) 2.28%, 3/13/2020 (f)	185,000	184,885

1.90%, 4/27/2020 (f)	350,000	349,102

1.89%, 5/14/2020 (f)	250,000	249,184

1.92%, 5/15/2020 (f)	145,000	144,520

1.78%, 7/24/2020 (f)	100,000	99,407

1.76%, 7/30/2020 (f)	145,000	144,110

HSBC Bank USA NA (ICE LIBOR USD 3 Month + 0.02%), 1.83%, 4/23/2020 (b)	210,000	210,032

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	19

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

Industrial & Commercial Bank of China Ltd. (China) 2.31%, 3/20/2020	100,000	100,035

2.32%, 3/31/2020	250,000	250,128

ING Bank NV (Netherlands)

(ICE LIBOR USD 1 Month + 0.33%), 2.00%, 3/12/2020 (b)	165,000	165,153

(ICE LIBOR USD 3 Month + 0.12%), 1.99%, 4/8/2020 (b)	583,000	583,277

(ICE LIBOR USD 3 Month + 0.10%), 1.84%, 5/5/2020 (b)	331,000	331,000

(ICE LIBOR USD 3 Month + 0.08%), 1.82%, 5/6/2020 (b)	185,000	185,000

(ICE LIBOR USD 3 Month + 0.18%), 1.91%, 5/10/2020 (b)	295,000	295,101

1.93%, 7/27/2020	95,000	95,161

1.91%, 7/31/2020	150,000	150,255

KBC Bank NV (Ireland) 2.02%, 3/9/2020 (f)	257,000	256,888

Mitsubishi UFJ Trust & Banking Corp. (United Kingdom)

(ICE LIBOR USD 1 Month + 0.12%), 1.74%, 3/26/2020 (b)	20,000	20,005

1.97%, 4/20/2020 (f)	140,000	139,666

1.78%, 4/23/2020 (f)	100,000	99,749

1.76%, 4/30/2020 (f)	85,000	84,760

Mizuho Bank Ltd. (Japan) 1.98%, 3/4/2020 (f)	100,000	99,978

(ICE LIBOR USD 1 Month + 0.10%), 1.77%, 3/10/2020 (b)	150,000	150,052

2.12%, 3/10/2020 (f)	100,000	99,952

(ICE LIBOR USD 1 Month + 0.07%), 1.73%, 3/12/2020 (b)	200,000	200,038

(ICE LIBOR USD 1 Month + 0.27%), 1.94%, 3/12/2020 (b)	125,000	125,073

1.94%, 3/20/2020 (f)	300,000	299,728

(ICE LIBOR USD 1 Month + 0.14%), 1.75%, 3/27/2020 (b)	175,000	175,104

1.94%, 7/20/2020	200,000	200,441

1.81%, 7/23/2020 (f)	225,000	223,676

Mizuho International plc (United Kingdom) 2.00%, 4/14/2020 (f)	50,000	49,901

MUFG Bank Ltd. (Japan)

(ICE LIBOR USD 1 Month + 0.19%), 1.85%, 3/12/2020 (b)	50,000	50,005

2.23%, 3/13/2020	160,000	160,041

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

(ICE LIBOR USD 1 Month + 0.25%), 1.90%, 3/13/2020 (b)	100,000	100,051

2.23%, 3/19/2020 (f)	100,000	99,914

1.95%, 5/5/2020	75,000	75,059

1.97%, 5/15/2020 (f)	150,000	149,509

1.97%, 7/24/2020	300,000	300,718

1.93%, 7/28/2020	75,000	75,173

1.66%, 8/14/2020 (f)	100,000	99,271

National Australia Bank Ltd. (Australia)

(ICE LIBOR USD 1 Month + 0.20%), 1.86%, 3/3/2020 (b)	210,000	210,081

(ICE LIBOR USD 1 Month + 0.20%), 1.87%, 3/10/2020 (b)	255,000	255,124

(ICE LIBOR USD 3 Month + 0.13%), 1.81%, 5/25/2020 (b)	325,000	325,407

(ICE LIBOR USD 3 Month + 0.13%), 1.77%, 5/27/2020 (b)	245,000	245,309

Natixis SA (France)

(ICE LIBOR USD 3 Month + 0.11%), 2.01%, 3/4/2020 (b)	175,000	175,087

2.25%, 3/18/2020	195,000	195,070

(ICE LIBOR USD 3 Month + 0.11%), 2.02%, 4/2/2020 (b)	300,000	300,191

2.00%, 4/8/2020	385,000	385,203

1.96%, 6/5/2020	145,000	145,219

1.98%, 6/5/2020	85,000	85,133

1.72%, 8/3/2020	150,000	150,057

Nordea Bank AB (Finland) (ICE LIBOR USD 3 Month + 0.05%), 1.93%, 4/9/2020 (b)	95,000	95,009

Norinchukin Bank (The) (Japan) 1.90%, 3/11/2020	175,000	175,019

1.85%, 4/7/2020	50,000	50,017

1.94%, 4/9/2020	30,000	30,014

1.95%, 4/14/2020 (f)	100,000	99,788

1.96%, 4/28/2020 (f)	200,000	199,455

1.90%, 5/5/2020	140,000	140,120

Oversea-Chinese Banking Corp. Ltd. (Singapore) 2.26%, 3/13/2020 (f)	175,000	174,885

Rabobank International (Netherlands)

(ICE LIBOR USD 1 Month + 0.19%), 1.85%, 3/2/2020 (b)	375,000	375,089

(ICE LIBOR USD 1 Month + 0.20%), 1.87%, 3/8/2020 (b)	240,000	240,127

(ICE LIBOR USD 1 Month + 0.22%), 1.83%, 3/27/2020 (b)	100,000	100,013

Royal Bank of Canada (Canada) (ICE LIBOR USD 1 Month + 0.17%), 1.82%, 3/14/2020 (b)	100,000	100,035

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

Skandinaviska Enskilda Banken AB (Sweden)

(ICE LIBOR USD 1 Month + 0.28%), 1.88%, 3/2/2020 (b)	220,000	220,223

(ICE LIBOR USD 3 Month + 0.05%), 1.96%, 3/2/2020 (b)	50,000	50,010

(ICE LIBOR USD 3 Month + 0.05%), 1.96%, 4/6/2020 (b)	200,000	200,041

1.91%, 6/5/2020	137,000	137,194

1.80%, 6/8/2020	125,000	125,150

1.90%, 7/24/2020	300,000	300,700

Standard Chartered Bank (United Kingdom)

2.05%, 3/2/2020	125,000	125,004

(ICE LIBOR USD 1 Month + 0.28%), 1.94%, 3/18/2020 (b)	150,000	150,095

(ICE LIBOR USD 3 Month + 0.06%), 1.96%, 4/14/2020 (b)	150,000	150,043

(ICE LIBOR USD 3 Month + 0.10%), 1.79%, 5/20/2020 (b)	75,000	75,021

1.72%, 8/7/2020 (f)	175,000	173,879

1.69%, 8/14/2020 (f)	165,000	163,904

Sumitomo Mitsui Banking Corp. (Japan)

(ICE LIBOR USD 1 Month + 0.27%), 1.92%, 3/2/2020 (b)	150,000	150,071

(ICE LIBOR USD 1 Month + 0.26%), 1.93%, 3/8/2020 (b)	100,000	100,027

(ICE LIBOR USD 1 Month + 0.25%), 1.92%, 3/9/2020 (b)	50,000	50,033

(ICE LIBOR USD 1 Month + 0.14%), 1.75%, 3/27/2020 (b)	350,000	350,139

(ICE LIBOR USD 1 Month + 0.12%), 1.72%, 3/28/2020 (b)	325,000	325,110

(ICE LIBOR USD 3 Month + 0.05%), 1.96%, 4/2/2020 (b)	150,000	150,030

(ICE LIBOR USD 3 Month + 0.00%), 1.85%, 4/14/2020 (b)	200,000	200,014

Sumitomo Mitsui Trust Bank Ltd. (Japan)

(ICE LIBOR USD 1 Month + 0.08%), 1.74%, 3/4/2020 (b)	30,000	30,004

(ICE LIBOR USD 3 Month + 0.00%), 1.85%, 4/14/2020 (b)	150,000	150,011

1.81%, 5/18/2020 (f)	50,000	49,830

Sumitomo Mitsui Trust International Ltd. (Japan)

1.99%, 4/9/2020 (f)	75,000	74,868

1.75%, 5/11/2020 (f)	200,000	199,379

Sumitomo Trust & Banking Co., Ltd. (Japan) 1.99%, 4/14/2020 (f)	100,000	99,803

Svenska Handelsbanken AB (Sweden)

(ICE LIBOR USD 1 Month + 0.19%), 1.86%, 3/5/2020 (b)	105,000	105,036

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — continued

(ICE LIBOR USD 1 Month + 0.10%), 1.77%, 3/10/2020 (b)	200,000	200,076

(ICE LIBOR USD 3 Month + 0.07%), 1.98%, 4/2/2020 (b)	110,000	110,045

Toronto-Dominion Bank (The) (Canada)

(ICE LIBOR USD 1 Month + 0.20%), 1.81%, 3/2/2020 (b)	75,000	75,051

(ICE LIBOR USD 1 Month + 0.19%), 1.85%, 3/2/2020 (b)	126,000	126,072

(ICE LIBOR USD 1 Month + 0.25%), 1.85%, 3/2/2020 (b)	175,000	175,155

(ICE LIBOR USD 1 Month + 0.24%), 1.86%, 3/27/2020 (b)	150,000	150,127

(ICE LIBOR USD 3 Month + 0.19%), 2.06%, 4/7/2020 (b)	216,000	216,243

1.90%, 4/14/2020 (f)	350,000	349,331

Wells Fargo Bank NA

(US Federal Funds Effective Rate (continuous series) + 0.36%), 1.94%, 3/2/2020 (b)	375,000	375,452

(ICE LIBOR USD 1 Month + 0.34%), 2.01%, 3/7/2020 (b)	165,000	165,241

(ICE LIBOR USD 1 Month + 0.18%), 1.85%, 3/9/2020 (b)	233,000	233,045

(ICE LIBOR USD 3 Month + 0.11%), 2.02%, 4/6/2020 (b)	555,000	555,092

(ICE LIBOR USD 3 Month + 0.09%), 1.94%, 4/14/2020 (b)	175,000	175,000

(ICE LIBOR USD 3 Month + 0.09%), 1.90%, 4/22/2020 (b)	199,999	199,999

Total Certificates of Deposit (Cost $25,832,354)		25,849,224

Commercial Paper — 18.4%

Albion Capital Corp., SA (Luxembourg) 1.98%, 3/16/2020 (f)	40,000	39,971

Alpine Securitization LLC (Switzerland) 1.92%, 5/4/2020 (c) (f)	125,000	124,618

(ICE LIBOR USD 3 Month + 0.08%), 1.81%, 5/21/2020 (b) (c)	35,000	35,000

Atlantic Asset Securitization LLC 1.89%, 3/13/2020 (c) (f)	50,000	49,968

Australia & New Zealand Banking Group Ltd. (Australia)

(ICE LIBOR USD 3 Month + 0.03%), 1.96%, 4/6/2020 (b) (c)	95,000	95,013

(ICE LIBOR USD 3 Month + 0.09%), 1.76%, 5/27/2020 (b) (c)	255,000	255,111

Banco del Estado de Chile (Chile) 1.88%, 3/30/2020 (c) (f)	1,311	1,311

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	21

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

Bank of Nova Scotia (The) (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.34%), 1.95%, 3/2/2020 (b) (c)	100,000	100,107

(ICE LIBOR USD 1 Month + 0.17%), 1.85%, 3/14/2020 (b) (c)	175,000	175,061

(ICE LIBOR USD 3 Month + 0.07%), 1.95%, 4/14/2020 (b) (c)	100,000	100,017

Banque et Caisse d Epargne de l Etat (Luxembourg)

2.17%, 4/3/2020 (f)	40,000	39,942

1.91%, 6/2/2020 (f)	40,000	39,847

Barclays Bank plc (United Kingdom)

1.73%, 5/1/2020 (c) (f)	200,000	199,429

1.72%, 5/12/2020 (c) (f)	170,000	169,432

Barton Capital LLC 1.73%, 5/8/2020 (c) (f)	100,000	99,679

Bedford Row Funding Corp.

(ICE LIBOR USD 1 Month + 0.15%), 1.80%, 3/26/2020 (b) (c)	60,000	60,009

(ICE LIBOR USD 3 Month + 0.09%), 2.02%, 4/7/2020 (b) (c)	100,000	100,034

(ICE LIBOR USD 3 Month + 0.07%), 1.97%, 4/8/2020 (b) (c)	50,000	50,006

BNG Bank NV (Netherlands)

1.58%, 3/4/2020 (c) (f)	250,000	249,944

(ICE LIBOR USD 1 Month + 0.17%), 1.87%, 3/9/2020 (b) (c)	150,000	150,027

BNP Paribas SA (France) 1.56%, 3/2/2020 (f)	1,000	1,000

Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 1 Month + 0.22%), 1.92%, 3/8/2020 (b) (c)	200,000	200,135

Cedar Springs Capital Co. LLC

1.62%, 3/6/2020 (c) (f)	60,100	60,079

1.65%, 3/11/2020 (c) (f)	35,000	34,980

Commonwealth Bank of Australia (Australia)

(ICE LIBOR USD 3 Month + 0.12%), 2.04%, 3/4/2020 (b) (c)	200,000	200,149

(ICE LIBOR USD 3 Month + 0.08%), 1.95%, 4/6/2020 (b) (c)	40,000	40,017

(ICE LIBOR USD 3 Month + 0.05%), 1.85%, 4/22/2020 (b)	35,000	35,000

Cooperatieve Rabobank UA (ICE LIBOR USD 1 Month + 0.00%), 1.77%, 3/3/2020 (b)	100,000	100,014

Credit Industriel et Commercial (France)

(ICE LIBOR USD 1 Month + 0.21%), 1.89%, 3/13/2020 (b) (c)	30,000	30,013

(ICE LIBOR USD 1 Month + 0.25%), 1.88%, 3/26/2020 (b) (c)	175,000	175,148

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

Credit Suisse AG (Switzerland)

(US Federal Funds Effective Rate (continuous series) + 0.34%), 1.95%, 3/2/2020 (b)	245,000	245,182

DBS Bank Ltd. (Singapore) 1.93%, 4/13/2020 (c) (f)	160,000	159,686

DNB Bank ASA (Norway) (ICE LIBOR USD 1 Month + 0.19%), 1.84%, 3/27/2020 (b) (c)	250,000	250,069

Erste Finance Delaware LLC (Austria) 1.58%, 3/2/2020 (c) (f)	30,890	30,886

1.89%, 3/10/2020 (c) (f)	170,000	169,922

Fairway Finance Co. LLC

(ICE LIBOR USD 1 Month + 0.20%), 1.90%, 3/9/2020 (b) (c)	85,000	85,018

(ICE LIBOR USD 1 Month + 0.22%), 1.90%, 3/13/2020 (b) (c)	100,000	100,041

Federation des caisses Desjardins du Quebec (Canada)

(ICE LIBOR USD 3 Month + 0.10%), 2.02%, 3/11/2020 (b) (c)	25,000	25,012

(ICE LIBOR USD 3 Month + 0.08%), 2.04%, 3/23/2020 (b) (c)	100,000	100,033

(ICE LIBOR USD 3 Month + 0.09%), 1.95%, 4/15/2020 (b) (c)	150,000	150,060

First Abu Dhabi Bank PJSC (United Arab Emirates)

1.84%, 4/14/2020 (c) (f)	400,000	399,224

1.71%, 5/12/2020 (c) (f)	440,000	438,651

1.69%, 5/15/2020 (c) (f)	300,000	299,046

Gotham Funding Corp. 1.90%, 3/11/2020 (c) (f)	85,000	84,954

HSBC Bank plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.06%), 2.00%, 3/3/2020 (b) (c)	85,000	85,020

ING US Funding LLC (Netherlands)

(ICE LIBOR USD 3 Month + 0.15%), 2.11%, 3/16/2020 (b)	50,000	50,037

(ICE LIBOR USD 3 Month + 0.15%), 2.11%, 3/18/2020 (b) (c)	200,000	200,140

Kells Funding LLC 1.66%, 6/4/2020 (c) (f)	150,000	149,374

Lloyds Bank plc (United Kingdom) 1.78%, 3/27/2020	150,000	150,064

LMA-Americas LLC 2.00%, 4/7/2020 (c) (f)	40,000	39,932

1.98%, 5/11/2020 (c) (f)	25,000	24,919

1.70%, 5/18/2020 (c) (f)	70,000	69,751

1.91%, 6/1/2020 (c) (f)	80,000	79,666

1.91%, 6/2/2020 (f)	60,000	59,747

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

Macquarie Bank Ltd. (Australia) 1.91%, 3/16/2020 (c)	80,000	80,027

Matchpoint Finance plc (Ireland)

Series A, 1.89%, 3/11/2020 (c) (f)	100,000	99,946

Series A, 1.98%, 4/13/2020 (c) (f)	77,000	76,844

Series A, 1.91%, 5/5/2020 (c) (f)	100,000	99,706

Series A, 1.90%, 6/1/2020 (c) (f)	90,000	89,632

MetLife Short Term Funding LLC 1.91%, 6/26/2020 (c) (f)	25,000	24,876

MUFG Bank Ltd. (Japan) 2.24%, 3/13/2020 (f)	15,000	14,991

National Australia Bank Ltd. (Australia) (ICE LIBOR USD 1 Month + 0.14%), 1.84%, 3/4/2020 (b) (c)	160,000	160,115

National Bank of Canada (Canada)

(ICE LIBOR USD 1 Month + 0.22%), 1.86%, 3/27/2020 (b) (c)	130,000	130,026

(ICE LIBOR USD 3 Month + 0.00%), 1.87%, 4/16/2020 (b) (c)	120,000	120,009

Natixis SA (France) (ICE LIBOR USD 3 Month + 0.03%), 1.86%, 4/23/2020 (b)	130,000	130,016

Nederlandse Waterschapsbank NV (Netherlands) 1.65%, 6/12/2020 (c) (f)	350,000	348,433

Old Line Funding LLC (US Federal Funds Effective Rate (continuous series) + 0.35%), 1.96%, 3/2/2020 (b) (c)	100,000	100,120

Oversea-Chinese Banking Corp. Ltd. (Singapore)

(ICE LIBOR USD 3 Month + 0.13%), 2.00%, 4/10/2020 (b) (c)	65,000	65,032

1.95%, 4/16/2020 (c) (f)	200,000	199,572

(ICE LIBOR USD 3 Month + 0.09%), 1.73%, 5/28/2020 (b) (c)	40,000	40,020

Royal Bank of Canada (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.36%), 1.97%, 3/2/2020 (b) (c)	177,000	177,220

(ICE LIBOR USD 1 Month + 0.18%), 1.87%, 3/3/2020 (b) (c)	125,000	125,040

(ICE LIBOR USD 1 Month + 0.20%), 1.90%, 3/12/2020 (b) (c)	100,000	100,061

(ICE LIBOR USD 3 Month + 0.06%), 1.93%, 4/17/2020 (b) (c)	300,000	300,037

(ICE LIBOR USD 3 Month + 0.05%), 1.88%, 4/28/2020 (b) (c)	100,000	100,009

Sheffield Receivables Co. LLC (United Kingdom) 1.90%, 3/4/2020 (c) (f)	150,000	149,965

1.90%, 3/10/2020 (c) (f)	102,000	101,948

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

Sinopec Century Bright 1.70%, 3/2/2020 (f)	45,000	44,994

Skandinaviska Enskilda Banken AB (Sweden)

1.88%, 7/21/2020 (c) (f)	100,000	99,474

1.89%, 7/24/2020 (c) (f)	150,000	149,197

Societe Generale SA (France) (ICE LIBOR USD 3 Month + 0.02%), 1.90%, 4/14/2020 (b) (c)	75,000	75,011

Starbird Funding Corp. 1.98%, 4/7/2020 (c) (f)	50,000	49,912

Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.81%, 4/29/2020 (c) (f)	40,000	39,897

Svenska Handelsbanken AB (Sweden) (ICE LIBOR USD 1 Month + 0.10%), 1.80%, 3/10/2020 (b) (c)	50,000	50,019

Toronto-Dominion Bank (The) (Canada)

(ICE LIBOR USD 1 Month + 0.14%), 1.84%, 3/4/2020 (b) (c)	65,000	65,041

(ICE LIBOR USD 1 Month + 0.15%), 1.85%, 3/5/2020 (b) (c)	150,000	150,109

(ICE LIBOR USD 3 Month + 0.19%), 2.17%, 3/27/2020 (b) (c)	200,000	200,215

(ICE LIBOR USD 3 Month + 0.07%), 1.97%, 4/7/2020 (b) (c)	175,000	175,058

Toyota Credit de Puerto Rico Corp. 1.72%, 7/1/2020 (f)	50,000	49,737

Toyota Finance Australia Ltd. (Australia) (ICE LIBOR USD 1 Month + 0.23%), 1.93%, 3/9/2020 (b)	100,000	100,040

Toyota Motor Finance Netherlands BV (Japan) (ICE LIBOR USD 3 Month + 0.12%), 1.99%, 4/10/2020 (b)	60,000	60,027

UBS AG (Switzerland)

2.24%, 3/13/2020 (c) (f)	400,000	399,748

(ICE LIBOR USD 3 Month + 0.10%), 2.04%, 4/3/2020 (b) (c)	200,000	200,047

(ICE LIBOR USD 3 Month + 0.04%), 1.88%, 4/23/2020 (b) (c)	60,000	60,000

Versailles Commercial Paper LLC

1.89%, 3/9/2020 (c) (f)	50,000	49,977

1.90%, 3/12/2020 (c) (f)	50,000	49,971

1.81%, 4/7/2020 (c) (f)	45,000	44,921

Victory Receivables Corp. 1.60%, 3/2/2020 (c) (f)	100,000	99,986

Westpac Securities NZ Ltd. (New Zealand) (ICE LIBOR USD 3 Month + 0.06%), 1.99%, 4/6/2020 (b) (c)	77,000	77,018

Total Commercial Paper (Cost $11,577,063)		11,581,539

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	23

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Time Deposits — 7.9%

Australia & New Zealand Banking Group Ltd.

1.60%, 3/3/2020	750,000	750,000

1.60%, 3/6/2020	300,000	300,000

Chiba Bank Ltd. 1.60%, 3/2/2020	100,000	100,000

Citibank NA 1.60%, 3/3/2020	800,000	800,000

Credit Agricole Corporate and Investment Bank 1.63%, 3/5/2020	800,000	800,000

DBS Bank Ltd. (Singapore) 1.61%, 3/2/2020	200,000	200,000

First Abu Dhabi Bank PJSC 1.58%, 3/2/2020	320,947	320,947

Mizuho Bank Ltd.

1.59%, 3/2/2020	900,000	900,000

1.59%, 3/2/2020	500,000	500,000

Nordea Bank AB 1.57%, 3/2/2020	300,000	300,000

Total Time Deposits (Cost $4,970,947)		4,970,947

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — 0.9%

U.S. Treasury Bills

1.89%, 3/19/2020(f) (Cost $549,482)	550,000	549,630

Total Short-Term Investments (Cost $42,929,846)		42,951,340

Total Investments — 99.7% (Cost $62,802,726)		62,824,835
Other Assets Less Liabilities — 0.3%		216,293

NET ASSETS — 100.0%		63,041,128

Percentages indicated are based on net assets.

Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
PJSC	Public Joint Stock Company
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 29, 2020.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	The rate shown is the effective yield as of February 29, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 68.5%

Alabama — 0.7%

Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA LLC Project Series B, Rev., VRDO, LOC: Societe Generale, 1.19%, 3/6/2020 (b) (c)	7,055	7,055

Alaska — 2.5%

Alaska Housing Finance Corp. Series D, Rev., VRDO, LIQ: FHLB, 1.15%, 3/6/2020 (b)	10,625	10,625

City of Valdez, Exxon Pipeline Co. Project

Series 1993-C, Rev., VRDO, 1.20%, 3/2/2020 (b)	6,650	6,650

Series B, Rev., VRDO, 1.20%, 3/2/2020 (b)	7,225	7,225

		24,500

Arizona — 0.6%

Tender Option Bond Trust Receipts/Certificates

Series 2019-XF0848, Rev., VRDO, LIQ: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	2,250	2,250

Series 2019-XG0231, Rev., VRDO, LOC: Bank of America NA, 1.23%, 3/6/2020 (b) (c)	4,065	4,065

		6,315

California — 1.9%

City & County of San Francisco, Multifamily Housing, Transbay Block 8 Tower Apartments

Series H-1, Rev., VRDO, LOC: Bank of China, 1.19%, 3/6/2020 (b)	7,125	7,125

Series H-2, Rev., VRDO, LOC: Bank of China, 1.20%, 3/6/2020 (b)	6,795	6,795

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-26, Rev., VRDO, LOC: Royal Bank of Canada, 1.30%, 3/6/2020 (b) (c)	5,000	5,000

		18,920

Colorado — 0.6%

State of Colorado, General Fund Tax

Rev., TRAN, 3.00%, 6/26/2020	760	765

Rev., TRAN, 5.00%, 6/26/2020	715	724

Tender Option Bond Trust Receipts/Certificates Series 2018-XG0195, COP, VRDO, LIQ: Bank of America NA, 1.24%, 3/6/2020 (b) (c)	4,925	4,925

		6,414

Connecticut — 2.1%

Connecticut Housing Finance Authority, Housing Mortgage Finance Program Series 2020A-3, Rev., VRDO, LIQ: Barclays Bank plc, 1.18%, 3/6/2020 (b)	5,000	5,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — continued

Tender Option Bond Trust Receipts/Certificates Series 2019-G-110, Rev., VRDO, LOC: Royal Bank of Canada, 1.33%, 3/6/2020 (b) (c)	10,000	10,000

Town of Waterford GO, BAN, 2.25%, 7/23/2020	5,600	5,627

		20,627

District of Columbia — 2.6%

Tender Option Bond Trust Receipts/Certificates

Series 2019-XG0267, Rev., VRDO, LOC: Bank of America NA, 1.20%, 3/6/2020 (b) (c)	14,130	14,130

Series 2019-BAML8002, Rev., VRDO, LOC: Bank of America NA, 1.23%, 3/6/2020 (b) (c)	10,445	10,445

		24,575

Florida — 6.5%

City of Jacksonville, Florida Power and Light Co., Project Rev., VRDO, 1.21%, 3/2/2020 (b)	11,400	11,400

Tender Option Bond Trust Receipts/Certificates

Series 2018-G-41, Rev., VRDO, LOC: Royal Bank of Canada, 1.35%, 3/2/2020 (b) (c)	5,665	5,665

Series 2018-ZM0615, Rev., VRDO, LIQ: Citibank NA, 1.18%, 3/6/2020 (b) (c)	7,500	7,500

Series 2019-XF2808, Rev., VRDO, LIQ: Barclays Bank plc, 1.18%, 3/6/2020 (b) (c)	2,500	2,500

Series 2019-XL0107, Rev., VRDO, LIQ: Barclays Bank plc, 1.18%, 3/6/2020 (b) (c)	2,650	2,650

Series 2019-XF0776, Rev., VRDO, LIQ: Bank of America NA, 1.19%, 3/6/2020 (b) (c)	2,000	2,000

Series 2019-XF0749, Rev., VRDO, LIQ: Royal Bank of Canada, 1.20%, 3/6/2020 (b) (c)	7,735	7,735

Series 2019-XG0252, Rev., VRDO, AMBAC, LOC: Bank of America NA, 1.20%, 3/6/2020 (b) (c)	9,600	9,600

Series 2019-XG0241, Rev., VRDO, LIQ: Bank of America NA, 1.21%, 3/6/2020 (b) (c)	2,000	2,000

Series 2019-G113, Rev., VRDO, LOC: Royal Bank of Canada, 1.35%, 3/6/2020 (b) (c)	12,000	12,000

		63,050

Georgia — 1.0%

Tender Option Bond Trust Receipts/Certificates

Series 2020-ZF0871, Rev., VRDO, LIQ: TD Bank NA, 1.19%, 3/6/2020 (b) (c)	4,765	4,765

Series 2020-ZF0872, Rev., VRDO, LIQ: TD Bank NA, 1.19%, 3/6/2020 (b) (c)	2,000	2,000

Series 2020-ZF0873, Rev., VRDO, LIQ: TD Bank NA, 1.19%, 3/6/2020 (b) (c)	3,000	3,000

		9,765

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	25

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Idaho — 0.1%

State of Idaho GO, TAN, 3.00%, 6/30/2020	890	896

Illinois — 0.7%

County of Kane, Glenwood School for Boys Rev., VRDO, LOC: Northern Trust Co., 1.20%, 3/6/2020 (b)	3,450	3,450

Illinois Finance Authority, The University of Chicago Medical Center Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.18%, 3/6/2020 (b)	1,980	1,980

Illinois Housing Development Authority, Homeowner Mortgage Series 2018-A-2, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: FHLB, 1.17%, 3/6/2020 (b)	1,325	1,325

		6,755

Indiana — 0.8%

Indiana Finance Authority, Parkview Health System Obligated Group Series 2009B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.20%, 3/2/2020 (b)	2,225	2,225

Tender Option Bond Trust Receipts/Certificates

Series 2019-XF0756, Rev., VRDO, LIQ: Bank of America NA, 1.23%, 3/6/2020 (b) (c)	1,875	1,875

Series 2019-XG0242, Rev., VRDO, LIQ: Bank of America NA, 1.23%, 3/6/2020 (b) (c)	3,500	3,500

		7,600

Iowa — 4.5%

Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project Rev., VRDO, 1.18%, 3/6/2020 (b)	31,980	31,980

Iowa Finance Authority, Wellness Facility, Community of Marshall Town Project Rev., VRDO, LOC: Northern Trust Co., 1.21%, 3/6/2020 (b)	7,225	7,225

Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0582, Rev., VRDO, LIQ: Barclays Bank plc, 1.18%, 3/6/2020 (b) (c)	3,750	3,750

		42,955

Kentucky — 0.5%

RBC Municipal Products, Inc. Trust Series G116, Rev., VRDO, LOC: Royal Bank of Canada, 1.35%, 3/6/2020 (b) (c)	5,000	5,000

Louisiana — 0.5%

East Baton Rouge Parish Industrial Development Board, Inc., Exxonmobile Project, Gulf Opportunity Zone Series 2010B, Rev., VRDO, 1.18%, 3/2/2020 (b)	2,300	2,300

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — continued

Tender Option Bond Trust Receipts/Certificates Series 2019-XM0738, Rev., VRDO, LOC: Royal Bank of Canada, 1.19%, 3/6/2020 (b) (c)	3,245	3,245

		5,545

Maine — 1.4%

Tender Option Bond Trust Receipts/Certificates Series 2018-ZF2749, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.18%, 3/6/2020 (b) (c)	1,785	1,785

Town of Yarmouth GO, BAN, 1.75%, 4/30/2020	11,800	11,814

		13,599

Maryland — 3.2%

City of Baltimore Series 2015-ZF2095, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.23%, 3/6/2020 (b) (c)	6,665	6,665

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-28, Rev., VRDO, LOC: Royal Bank of Canada, 1.35%, 3/6/2020 (b) (c)	7,615	7,615

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZM0618, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.18%, 3/6/2020 (b) (c)	3,350	3,350

Series 2018-XG0177, Rev., VRDO, LOC: Barclays Bank plc, 1.19%, 3/6/2020 (b) (c)	3,750	3,750

Series 2018-ZM0621, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.20%, 3/6/2020 (b) (c)	4,000	4,000

Series 2018-G-42, Rev., VRDO, LOC: Royal Bank of Canada, 1.35%, 3/6/2020 (b) (c)	5,000	5,000

		30,380

Massachusetts — 0.1%

City of Quincy GO, BAN, 2.25%, 7/10/2020	1,135	1,140

Michigan — 4.7%

Kent Hospital Finance Authority, Spectrum Health System Series C, Rev., VRDO, LOC: Bank of New York Mellon, 1.15%, 3/6/2020 (b)	5,990	5,990

L’Anse Creuse Public Schools GO, VRDO, Q-SBLF, LOC: TD Bank NA, 1.13%, 3/6/2020 (b)	14,850	14,850

Michigan Finance Authority, CHE Trinity Health Credit Group Series MI-1, Rev., VRDO, 1.12%, 6/1/2020 (b)	11,500	11,500

Michigan State Housing Development Authority, Single Family Mortgage Series D, Rev., LIQ: Industrial & Commercial Bank of China, 1.24%, 3/6/2020 (b)	10,000	10,000

Rib Floater Trust Various States Series 2018-009, Rev., VRDO, LOC: Barclays Bank plc, 1.19%, 3/6/2020 (b) (c)	4,200	4,200

		46,540

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Mississippi — 3.4%

Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project

Series 2010 H, Rev., VRDO, 1.20%, 3/2/2020 (b)	2,545	2,545

Series C, Rev., VRDO, 1.20%, 3/2/2020 (b)	20,000	20,000

Mississippi Development Bank, Industrial Water System Project Series 2009, Rev., VRDO, 1.20%, 3/2/2020 (b)	10,385	10,385

		32,930

Missouri — 1.4%

RBC Municipal Products, Inc. Trust, Floater Certificates Series C17, Rev., VRDO, LOC: Royal Bank of Canada, 1.19%, 3/6/2020 (b) (c)	4,000	4,000

Tender Option Bond Trust Receipts/Certificates

Series 2018-XG0184, Rev., VRDO, LOC: Citibank NA, 1.20%, 3/6/2020 (b) (c)	5,000	5,000

Series C-16, Rev., VRDO, LOC: Royal Bank of Canada, 1.21%, 3/6/2020 (b) (c)	4,950	4,950

		13,950

Nebraska — 0.8%

Tender Option Bond Trust Receipts/Certificates Series 2018-XF2558, Rev., VRDO, LIQ: Citibank NA, 1.20%, 3/6/2020 (b) (c)	8,000	8,000

Nevada — 1.6%

Tender Option Bond Trust Receipts/Certificates Series 2018-ZF2733, GO, VRDO, LIQ: Morgan Stanley Bank, 1.18%, 3/6/2020 (b) (c)	15,000	15,000

New Jersey — 2.0%

Borough of Beachwood Series 2020A, GO, BAN, 2.00%, 3/4/2021	5,000	5,055

Passaic County Improvement Authority, City of Paterson Project Rev., BAN, GTD, 3.00%, 8/25/2020	5,625	5,681

Township of East Windsor GO, BAN, 2.00%, 12/4/2020	8,700	8,768

		19,504

New York — 6.6%

City of New York, Fiscal Year 2012

Series G, Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.19%, 3/2/2020 (b)	6,400	6,400

Series D, Subseries D-3A, GO, VRDO, LIQ: Bank of New York Mellon, 1.21%, 3/2/2020 (b)	2,300	2,300

Metropolitan Transportation Authority

Series A-1, Rev., VRDO, LOC: TD Bank NA, 1.18%, 3/2/2020 (b)	1,125	1,125

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Series 2005E-3, Rev., VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	784	784

Series 2008A-2B, Rev., VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	2,700	2,700

Series 2018B, Subseries 2018-B-1, Rev., BAN, 5.00%, 5/15/2020	4,805	4,844

Series 2018B-1, Rev., BAN, 5.00%, 5/15/2020	250	252

Series 2018B-1A, Rev., BAN, 5.00%, 5/15/2020	795	802

Series 2018B-1C, Rev., BAN, 5.00%, 5/15/2020	1,930	1,946

Series 2018B-1E, Rev., BAN, 5.00%, 5/15/2020	2,840	2,863

Series 2019C, Rev., BAN, 4.00%, 7/1/2020	950	960

Series 2019D-2, Rev., BAN, 4.00%, 7/1/2020	3,045	3,076

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series AA, Subseries AA-5, Rev., VRDO, LIQ: Mizuho Bank Ltd., 1.19%, 3/2/2020 (b)	14,150	14,150

New York City Transitional Finance Authority, Future Tax Secured

Subseries C4, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 1.21%, 3/2/2020 (b)	5,075	5,075

Series D-4, Rev., VRDO, LIQ: Mizuho Bank Ltd., 1.25%, 3/2/2020 (b)	2,725	2,725

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Subseries D-3, Rev., VRDO, LIQ: Mizuho Bank Ltd., 1.22%, 3/2/2020 (b)	4,055	4,055

Tender Option Bond Trust Receipts/Certificates Series 2018-XF0238, Rev., VRDO, LIQ: TD Bank NA, 1.17%, 3/6/2020 (b) (c)	10,000	10,000

		64,057

North Carolina — 1.9%

Tender Option Bond Trust Receipts/Certificates Series 2019-ZF2813, Rev., VRDO, LIQ: Barclays Bank plc, 1.20%, 3/6/2020 (b) (c)	3,415	3,415

University of North Carolina, Hospital at Chapel Hill Series A, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 1.23%, 3/2/2020 (b)	14,400	14,400

		17,815

Ohio — 0.9%

State of Ohio, University Hospitals Health System, Inc. Series 2018-B, Rev., VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	2,320	2,320

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	27

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Ohio — continued

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZF0670, Rev., VRDO, LIQ: Bank of America NA, 1.18%, 3/6/2020 (b) (c)	2,000	2,000

Series 2018-XF2613-1, Rev., VRDO, LIQ: Citibank NA, 1.23%, 3/6/2020 (b) (c)	4,000	4,000

		8,320

Pennsylvania —2.1%

Pennsylvania Turnpike Commission Series 2nd, Rev., VRDO, LOC: TD Bank NA, 1.12%, 3/6/2020 (b)	10,150	10,150

Tender Option Bond Trust Receipts/Certificates Series 2018-XG0201, Rev., VRDO, GTD , LOC: Barclays Bank plc, 1.19%, 3/6/2020 (b) (c)	10,000	10,000

		20,150

Rhode Island — 1.8%

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZF2712, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Morgan Stanley Bank, 1.19%, 3/6/2020 (b) (c)	3,700	3,700

Series 2019-ZF2826, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Barclays Bank plc, 1.19%, 3/6/2020 (b) (c)	3,570	3,570

Series 2018-ZM0631, Rev., VRDO, LIQ: Royal Bank of Canada, 1.20%, 3/6/2020 (b) (c)	6,035	6,035

Series 2018-ZM0632, Rev., VRDO, LIQ: Royal Bank of Canada, 1.20%, 3/6/2020 (b) (c)	4,050	4,050

		17,355

South Carolina — 1.9%

County of Richland GO, BAN, 3.00%, 2/25/2021	5,000	5,101

South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC: Bank of America NA, 1.26%, 3/6/2020 (b)	5,000	5,000

Tender Option Bond Trust Receipts/Certificates Series 2019-G-109, Rev., VRDO, LOC: Royal Bank of Canada, 1.35%, 3/6/2020 (b) (c)	5,000	5,000

Town of Lexington, Combined Waterworks and Sewer System Rev., BAN, 2.50%, 10/27/2020	3,330	3,365

		18,466

Texas — 5.8%

Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project

Series A, Rev., VRDO, 1.20%, 3/2/2020 (b)	250	250

Series A-2, Rev., VRDO, 1.20%, 3/2/2020 (b)	1,170	1,170

Subseries A-3, Rev., VRDO, 1.20%, 3/2/2020 (b)	300	300

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

State of Texas Rev., TRAN, 4.00%, 8/27/2020	15,000	15,232

State of Texas, Veterans

GO, VRDO, LIQ: TD Bank NA, 1.16%, 3/6/2020 (b)	5,000	5,000

Series 2010C, GO, VRDO, LIQ: State Street Bank & Trust, 1.18%, 3/6/2020 (b)	8,270	8,270

Series A, GO, VRDO, LIQ: State Street Bank & Trust, 1.18%, 3/6/2020 (b)	4,025	4,025

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF0645, Rev., VRDO, LIQ: TD Bank NA, 1.18%, 3/6/2020 (b) (c)	4,000	4,000

Series 2018-XF0648, GO, VRDO, PSF-GTD, LIQ: TD Bank NA, 1.18%, 3/6/2020 (b) (c)	3,745	3,745

Series 2018-ZF2570, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.18%, 3/6/2020 (b) (c)	5,995	5,995

Series 2018-ZF2662, GO, VRDO, PSF-GTD, LIQ: Morgan Stanley Bank, 1.18%, 3/6/2020 (b) (c)	3,840	3,840

Series 2018-ZF2721, GO, VRDO, LIQ: Morgan Stanley Bank, 1.18%, 3/6/2020 (b) (c)	3,335	3,335

		55,162

Utah — 0.6%

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZM0652, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.19%, 3/6/2020 (b) (c)	3,425	3,425

Series 2018-XG0171, Rev., VRDO, LIQ: Royal Bank of Canada, 1.21%, 3/6/2020 (b) (c)	3,000	3,000

		6,425

Virginia — 0.4%

Tender Option Bond Trust Receipts/Certificates Series 2018-XL0069, Rev., VRDO, LIQ: Barclays Bank plc, 1.18%, 3/6/2020 (b) (c)	4,230	4,230

Washington — 0.1%

Washington State Housing Finance Commission, The Overlake School Project Rev., VRDO, LOC: Wells Fargo Bank NA, 1.15%, 3/6/2020 (b)	865	865

West Virginia — 1.2%

West Virginia Hospital Finance Authority, University Health System Rev., VRDO, LOC: TD Bank NA, 1.14%, 3/6/2020 (b)	11,895	11,895

Wisconsin — 1.0%

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2541, Rev., VRDO, LIQ: Citibank NA, 1.18%, 3/6/2020 (b) (c)	3,400	3,400

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Wisconsin — continued

Series 2018-XF2634, Rev., VRDO, LIQ: Credit Suisse, 1.18%, 3/6/2020 (b) (c)	2,000	2,000

Series 2018-XG0174, Rev., VRDO, LIQ: Bank of America NA, 1.20%, 3/6/2020 (b) (c)	4,000	4,000

		9,400

Total Municipal Bonds (Cost $665,058)		665,155

	SHARES (000)
Variable Rate Demand Preferred Shares — 9.3%

New York — 1.0%

Nuveen New York AMT-Free Quality Municipal Income Fund Series 3, LIQ: Citibank NA, 1.19%, 3/6/2020 # (c)	10,000	10,000

Other — 8.3%

Nuveen AMT-Free Municipal Credit Income Fund

Series 1, LIQ: Citibank NA, 1.21%, 3/6/2020 # (c)	11,000	11,000

Series 5, LIQ: Societe Generale, 1.21%, 3/6/2020 #(c)	20,000	20,000

Series 6, LIQ: Sumitomo Mitsui Banking Corp., 1.21%, 3/6/2020 # (c)	9,000	9,000

Nuveen AMT-Free Quality Municipal Income Fund

Series 3, LIQ: TD Bank NA, 1.20%, 3/6/2020 # (c)	5,000	5,000

Series 4, LIQ: Barclays Bank plc, 1.21%, 3/6/2020 # (c)	30,000	30,000

Series 5, LOC: Sumitomo Mitsui Banking Corp., 1.21%, 3/6/2020 # (c)	5,000	5,000

		80,000

Total Variable Rate Demand Preferred Shares (Cost $90,000)		90,000

	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 21.7%

Commercial Paper — 21.7%

City of Dallas 1.10%, 3/3/2020	6,350	6,350

City of Garland 1.25%, 3/4/2020	4,625	4,625

1.12%, 5/6/2020	5,000	4,999

1.20%, 5/6/2020	10,000	10,000

City of Houston Series E-1, 1.10%, 3/19/2020	10,000	10,000

County of Harris

Series B, 1.10%, 5/7/2020	3,561	3,560

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

Series C, 1.12%, 5/7/2020	3,065	3,065

Series C, 1.07%, 6/4/2020	3,000	2,999

County of Hillsborough, Capital Improvement Program

Series A, 1.03%, 3/12/2020	3,600	3,600

Series A, 1.17%, 4/30/2020	6,000	6,000

County of York, National Rural Utilities Cooperative Finance Corp.

Series 00B3, 1.07%, 3/2/2020	10,200	10,200

Dallas Area Rapid Transit, Senior Lien

Series I, 1.07%, 3/25/2020	6,000	5,999

District of Columbia 1.05%, 3/12/2020	6,300	6,300

Harris County Toll Road Authority (The)

Series E-1, 1.08%, 3/12/2020	7,645	7,645

Series E-1, 1.19%, 3/12/2020	7,500	7,500

Health and Educational Facilities Authority of the State of Missouri Series 14-C, 1.18%, 6/11/2020	5,000	4,999

Illinois Finance Authority 1.11%, 3/4/2020 Series 12-H, 1.21%, 5/7/2020	10,000 5,600	10,000 5,600

Indiana Finance Authority Series D-2, 1.12%, 7/7/2020	7,710	7,707

Jacksonville Health Care Authority 1.17%, 8/10/2020	5,000	4,999

Las Vegas Valley Water District Series 04-B, 1.00%, 3/3/2020	5,000	5,000

Louisville and Jefferson County Metropolitan Sewer District Series A-1, 1.05%, 5/20/2020	5,000	4,999

Lower Colorado River Authority Series B, 0.98%, 5/20/2020	4,477	4,471

Massachusetts Bay Transportation Authority

Series A, 1.00%, 3/5/2020	7,000	7,000

Series A, 1.15%, 4/2/2020	5,000	5,000

Omaha Public Power District

Series A, 1.15%, 3/9/2020	5,000	5,000

Series A, 1.06%, 4/2/2020	5,000	5,000

Series A, 1.10%, 5/20/2020	4,975	4,973

Southwestern Illinois Development Authority

Series 17-B, 1.10%, 4/6/2020	4,870	4,869

Series 17-B, 1.21%, 5/7/2020	4,500	4,500

Texas Public Finance Authority 1.10%, 5/5/2020	5,000	4,999

University of Houston Series A, 1.20%, 6/10/2020	679	679

University of Missouri Series A, 1.20%, 3/6/2020	2,200	2,200

University of Texas System (The)

Series A, 1.24%, 3/31/2020	5,000	5,000

Series A, 1.06%, 4/2/2020	8,000	7,999

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	29

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-term Investments — continued

Commercial Paper —continued

Series A, 1.25%, 5/4/2020	5,000	5,000

Series A, 1.25%, 5/14/2020	5,000	5,000

Series A, 0.99%, 6/5/2020	2,500	2,497

Total Commercial Paper (Cost $210,349)		210,333

Total Short-Term Investments (Cost $210,349)		210,333

Total Investments — 99.5% (Cost $965,407)		965,488
Other Assets Less Liabilities — 0.5%		4,880

NET ASSETS — 100.0%		970,368

Percentages indicated are based on net assets.

Abbreviations

AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
Rev.	Revenue
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 29, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 29, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

JPMorgan Securities Lending Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 15.7%

Bofa Securities, Inc., 1.68%, dated 2/28/2020, due 3/2/2020, repurchase price $100,014, collateralized by Common Stocks, 0.00%, due 1/1/2999 and Preferred Stocks, 3.50% - 7.60%, due 1/1/2999, with a value of $108,000.	100,000	100,000

Fixed Income Clearing Corp., 1.60%, dated 2/28/2020, due 3/2/2020, repurchase price $300,040, collateralized by U.S. Treasury Securities, 2.00%, due 5/31/2024, with a value of $306,001.	300,000	300,000

HSBC Securities USA, Inc., 1.68%, dated 2/28/2020, due 3/2/2020, repurchase price $15,002, collateralized by Corporate Bonds, 3.52% - 5.70%, due 10/27/2028 -11/1/2047, Corporate Notes, 2.63% -4.43%, due 4/19/2021 - 7/23/2030 and Sovereign Government Securities, 3.13% -7.13%, due 9/6/2023 - 1/29/2026, with a value of $15,752.	15,000	15,000

HSBC Securities USA, Inc., 1.83%, dated 2/28/2020, due 3/2/2020, repurchase price $15,002, collateralized by Corporate Bonds, 5.38% - 10.50%, due 6/15/2025 -11/1/2026, with a value of $16,203.	15,000	15,000

Societe Generale SA, 1.68%, dated 2/28/2020, due 3/4/2020, repurchase price $25,006, collateralized by Asset-Backed Securities, 1.81% - 6.94%, due 11/18/2028 - 5/25/2046, Collateralized Mortgage Obligations, 3.60% - 4.31%, due 10/15/2036 - 7/17/2047, Corporate Bonds, 3.38% - 9.50%, due 12/30/2024 -2/21/2050 and Sovereign Government Securities, 4.50%, due 1/30/2030, with a value of $27,009.	25,000	25,000

Societe Generale SA, 1.78%, dated 2/28/2020, due 3/4/2020, repurchase price $76,019, collateralized by Asset-Backed Securities, 1.81% - 5.52%, due 11/15/2026 - 4/25/2037, Collateralized Mortgage Obligations, 4.31% - 5.91%, due 8/15/2034 - 11/14/2039, Corporate Bonds, 4.63% - 11.13%, due 8/15/2022 -2/28/2030, Corporate Notes, 6.72%, due 12/1/2022 and Sovereign Government Securities, 4.75% - 7.63%, due 9/20/2022 - 3/17/2036, with a value of $82,108.	76,000	76,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 1.88%, dated 2/28/2020, due 3/31/2020, repurchase price $10,017, collateralized by FNMA Connecticut Avenue Securities, 3.66%, due 1/25/2040 and Sovereign Government Securities, 6.63% - 11.88%, due 1/15/2030 - 2/17/2045, with a value of $10,817.	10,000	10,000

Total Repurchase Agreements (Cost $541,000)		541,000

Municipal Bonds — 0.8%

Michigan — 0.6%

Michigan Finance Authority

Series 2019D, Rev., VRDO, LOC: PNC Bank NA, 1.65%, 3/6/2020(b)	20,000	20,000

New York — 0.2%

New York State Housing Finance Agency, 222 East 44th Street Housing Series 2017A, Rev., VRDO, LOC: Bank of China, 1.70%, 3/2/2020(b)	7,500	7,500

Total Municipal Bonds (Cost $27,500)		27,500

Short-Term Investments — 83.8%

Commercial Paper — 41.8%

ABN AMRO Funding USA LLC (Netherlands) 1.88%, 5/6/2020 (c) (d)	4,000	3,988

American Honda Finance Corp. 1.67%, 5/21/2020 (d)	19,875	19,807

Antalis SA (France) 1.72%, 5/4/2020 (c) (d)	11,710	11,676

Atlantic Asset Securitization LLC 1.95%, 3/10/2020 (c) (d)	55,000	54,973

Banco del Estado de Chile (Chile)

Series A, 1.71%, 5/7/2020 (c) (d)	50,000	49,837

Series A, 1.68%, 5/26/2020 (c) (d)	43,000	42,819

Bank of Nova Scotia (The) (Canada)

(ICE LIBOR USD 3 Month + 0.12%), 1.84%, 5/19/2020 (c) (e)	40,000	40,031

Banque et Caisse d Epargne de I Etat (Luxembourg) 1.92%, 5/27/2020 (d)	40,000	39,856

Barclays Bank plc (United Kingdom) 1.59%, 3/2/2020 (c) (d)	80,000	79,993

1.72%, 5/12/2020 (c) (d)	20,000	19,933

Barton Capital LLC 1.60%, 3/2/2020 (c) (d)	49,000	48,993

BNP Paribas SA (France)

(ICE LIBOR USD 3 Month + 0.07%), 1.98%, 4/9/2020 (e)	75,000	75,027

China Construction Bank Corp. (China) 1.59%, 3/2/2020 (c) (d)	130,000	129,989

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	31

JPMorgan Securities Lending Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Commercial Paper — continued

Concord Minutemen Capital Co., LLC Series A, 1.65%, 3/9/2020 (c) (d)	25,000	24,988

CRC Funding LLC 1.68%, 5/5/2020 (c) (d)	15,000	14,955

Credit Suisse AG (Switzerland) (US Federal Funds Effective Rate (continuous series) + 0.34%), 1.95%, 3/2/2020 (e)	20,000	20,015

First Abu Dhabi Bank PJSC (United Arab Emirates) 1.83%, 4/14/2020 (c) (d)	47,500	47,408

1.80%, 4/15/2020 (c) (d)	55,000	54,891

HSBC Bank plc (United Kingdom) (ICE LIBOR USD 1 Month + 0.24%), 1.93%, 3/12/2020 (c) (e)	60,000	60,023

Industrial & Commercial Bank of China Ltd. (China) 1.59%, 3/2/2020 (c) (d)	14,860	14,858

Intercontinental Exchange, Inc. 1.71%, 5/14/2020 (c) (d)	15,000	14,947

Matchpoint Finance plc (Ireland) Series A, 1.62%, 3/2/2020 (c) (d)	60,000	59,995

MUFG Bank Ltd. (Japan) 2.35%, 3/2/2020 (d)	16,000	15,998

2.26%, 3/5/2020 (d)	5,000	4,999

National Australia Bank Ltd. (Australia) (ICE LIBOR USD 1 Month + 0.16%), 1.82%, 3/24/2020 (c) (e)	6,000	6,000

Natixis SA (France) 1.71%, 8/3/2020 (d)	3,652	3,631

1.71%, 8/7/2020 (d)	2,762	2,745

Oversea-Chinese Banking Corp. Ltd. (Singapore) (ICE LIBOR USD 3 Month + 0.10%), 2.02%, 3/10/2020 (c) (e)	50,000	50,023

Pfizer, Inc. 2.00%, 3/12/2020 (c) (d)	50,000	49,972

1.65%, 6/9/2020 (c) (d)	17,000	16,928

Royal Bank of Canada (Canada) (ICE LIBOR USD 3 Month + 0.08%), 1.85%, 5/5/2020 (c) (e)	100,000	100,034

Sheffield Receivables Co. LLC (United Kingdom) 1.91%, 3/2/2020 (c) (d)	20,000	19,997

1.90%, 3/10/2020 (c) (d)	20,000	19,990

1.70%, 5/11/2020 (c) (d)	9,000	8,971

1.65%, 5/20/2020 (c) (d)	19,945	19,873

Sinopec Century Bright 1.70%, 3/2/2020 (d)	30,000	29,996

State of the Netherlands (Netherlands) 1.60%, 3/2/2020 (c) (d)	100,000	99,991

Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.90%, 3/4/2020 (c) (d)	5,000	4,999

Toyota Motor Credit Corp. 1.90%, 6/4/2020 (d)	35,000	34,856

Victory Receivables Corp. 1.65%, 4/15/2020 (c) (d)	28,000	27,941

Total Commercial Paper (Cost $1,445,709)		1,445,946

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposit — 29.4%

Banco del Estado de Chile (Chile) 1.85%, 4/8/2020	10,000	10,003

Bank of Nova Scotia (The) (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.33%), 1.91%, 3/2/2020 (e)	60,000	60,065

(ICE LIBOR USD 1 Month + 0.17%), 1.82%, 3/13/2020 (e)	45,000	45,016

BNP Paribas SA (France)

(ICE LIBOR USD 1 Month + 0.21%), 1.88%, 3/9/2020 (e)	30,000	30,011

Canadian Imperial Bank of Commerce (Canada) (US Federal Funds Effective Rate (continuous series) + 0.31%), 1.89%, 3/2/2020 (e)	25,000	25,011

Chiba Bank Ltd. (Japan) 1.90%, 3/3/2020	30,000	30,001

2.00%, 3/4/2020	4,197	4,197

2.00%, 3/11/2020	9,810	9,811

2.00%, 3/12/2020	5,582	5,583

1.72%, 4/9/2020	19,000	19,001

Credit Industriel et Commercial (France) (US Federal Funds Effective Rate (continuous series) + 0.31%), 1.89%, 3/2/2020 (e)	43,000	43,026

Credit Suisse AG (Switzerland) (ICE LIBOR USD 3 Month + 0.17%), 2.01%, 4/16/2020 (e)	40,000	40,028

Mizuho Bank Ltd. (Japan) 1.94%, 7/20/2020	60,000	60,132

MUFG Bank Ltd. (Japan) 1.97%, 5/15/2020 (d)	15,000	14,951

National Australia Bank Ltd. (Australia)

(ICE LIBOR USD 1 Month + 0.20%), 1.86%, 3/3/2020 (e)	40,000	40,015

(ICE LIBOR USD 1 Month + 0.20%), 1.87%, 3/10/2020 (e)	30,000	30,015

Natixis SA (France) 2.33%, 3/6/2020	15,000	15,002

1.98%, 6/5/2020	14,000	14,022

1.72%, 8/3/2020	30,000	30,012

Norinchukin Bank (The) (Japan) 2.03%, 3/10/2020	45,000	45,006

2.03%, 3/12/2020	16,000	16,003

Rabobank International (Netherlands) (ICE LIBOR USD 1 Month + 0.20%), 1.87%, 3/8/2020 (e)	25,000	25,013

Royal Bank of Canada (Canada) (US Federal Funds Effective Rate (continuous series) + 0.18%), 1.76%, 3/2/2020 (e)	30,000	30,000

Shizuoka Bank (Japan) 1.82%, 3/13/2020	28,000	28,002

1.73%, 4/9/2020	36,000	36,006

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued

Certificates of Deposit — continued

1.70%, 4/20/2020	4,000	4,001

Sumitomo Mitsui Banking Corp. (Japan) (ICE LIBOR USD 1 Month + 0.25%), 1.92%, 3/9/2020 (e)	50,000	50,033

Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.94%, 4/22/2020	35,000	35,021

Svenska Handelsbanken AB (Sweden)

(ICE LIBOR USD 1 Month + 0.19%), 1.86%, 3/5/2020 (e)	45,000	45,015

(ICE LIBOR USD 1 Month + 0.25%), 1.87%, 3/26/2020 (e)	30,000	30,023

Toronto-Dominion Bank (The) (Canada) (ICE LIBOR USD 1 Month + 0.24%), 1.86%, 3/27/2020 (e)	40,000	40,034

Wells Fargo Bank NA

(ICE LIBOR USD 1 Month + 0.18%), 1.83%, 3/3/2020 (e)	70,000	70,022

(ICE LIBOR USD 3 Month + 0.08%), 1.96%, 3/9/2020 (e)	30,000	30,011

(ICE LIBOR USD 3 Month + 0.09%), 1.90%, 4/22/2020 (e)	7,000	7,000

Total Certificates of Deposit (Cost $1,016,529)		1,017,092

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Time Deposits — 11.2%

Credit Agricole Corporate and Investment Bank 1.58%, 3/2/2020	36,765	36,765

Erste Group Bank AG 1.58%, 3/2/2020	170,000	170,000

First Abu Dhabi Bank PJSC 1.58%, 3/2/2020	69,000	69,000

Mizuho Bank Ltd. 1.59%, 3/2/2020	110,000	110,000

Total Time Deposits (Cost $385,765)		385,765

U.S. Treasury Obligations — 1.4%

U.S. Treasury Bills 1.88%, 3/19/2020 (d) (Cost $49,953)	50,000	49,967

Total Short-Term Investments (Cost $2,897,956)		2,898,770

Total Investments — 100.3% (Cost $3,466,456)		3,467,270
Liabilities in Excess of Other Assets — (0.3)%		(11,446)

NET ASSETS — 100.0%		3,455,824

Percentages indicated are based on net assets.

Abbreviations
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
PJSC	Public Joint Stock Company
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 29, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	The rate shown is the effective yield as of February 29, 2020.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	33

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 26.8%

Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 1.61%, dated 2/28/2020, due 3/2/20, repurchase price $355,454. [2]	355,406	355,406

Barclays Capital, Inc., 1.82%, dated 2/28/2020, due 4/3/2020, repurchase price $30,053, collateralized by Asset-Backed Securities, 0.00% - 6.21%, due 11/10/2025 - 4/15/2033, with a value of $33,000.	30,000	30,000

Barclays Capital, Inc., 1.86%, dated 2/28/2020, due 4/3/2020, repurchase price $10,018, collateralized by Asset-Backed Securities, 4.48% - 6.07%, due 2/25/2023 - 7/16/2040, with a value of $11,000.	10,000	10,000

BMO Capital Markets Corp., 1.68%, dated 2/28/2020, due 3/2/2020, repurchase price $65,009, collateralized by Asset-Backed Securities, 0.00% - 7.63%, due 11/18/2021 - 3/25/2067, Collateralized Mortgage Obligations, 0.00% - 1.11%, due 2/18/2030 - 1/18/2045, Corporate Bonds, 2.05% - 8.50%, due 5/21/2021 -1/31/2051, Corporate Notes, 2.10% -6.35%, due 2/12/2021 - 1/30/2026, FHLMC, 2.54% - 2.89%, due 7/25/2026 -6/25/2027, FNMA, 6.30%, due 10/17/2038 and Sovereign Government Securities, 2.00% - 3.13%, due 5/17/2022 - 9/25/2023, with a value of $69,156.	65,000	65,000

BMO Capital Markets Corp., 1.86%, dated 2/28/2020, due 3/6/2020, repurchase price $25,009, collateralized by Asset-Backed Securities, 2.06% - 3.69%, due 8/15/2028 - 6/26/2056, Corporate Bonds, 2.20% - 6.25%, due 6/27/2022 -6/15/2048, Corporate Notes, 2.65%, due 2/12/2021 and FHLMC, 2.54%, due 7/25/2026, with a value of $26,378.	25,000	25,000

BNP Paribas SA, 1.74%, dated 2/28/2020, due 3/3/2020, repurchase price $90,017, collateralized by Asset-Backed Securities, 1.63% - 9.10%, due 1/15/2021 -1/28/2070, Corporate Bonds, 0.00% -7.75%, due 10/1/2020 - 6/1/2021, Corporate Notes, 0.00%, due 5/15/2021 and Sovereign Government Securities, 8.75%, due 3/9/2024, with a value of $98,941.	90,000	90,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Bofa Securities, Inc., 1.68%, dated 2/28/2020, due 3/2/2020, repurchase price $100,014, collateralized by Common Stocks, 0.00%, due 1/1/2999 and Preferred Stocks, 3.50% - 7.60%, due 1/1/2999, with a value of $108,000.	100,000	100,000

Bofa Securities, Inc., 1.93%, dated 2/28/2020, due 4/3/2020, repurchase price $175,328, collateralized by Asset-Backed Securities, 0.00% - 4.25%, due 9/15/2023 - 3/25/2066 and Collateralized Mortgage Obligations, 2.66% - 5.34%, due 3/17/2036 - 5/25/2057, with a value of $187,381.	175,000	175,000

Bofa Securities, Inc., 1.98%, dated 2/28/2020, due 4/3/2020, repurchase price $25,048, collateralized by Corporate Bonds, 3.15% - 3.70%, due 1/22/2021 -10/14/2025, with a value of $26,251.	25,000	25,000

Bofa Securities, Inc., 1.98%, dated 2/28/2020, due 4/3/2020, repurchase price $75,144, collateralized by Collateralized Mortgage Obligations, 0.00% - 6.18%, due 8/15/2031 -5/20/2046 and Corporate Bonds, 3.13% -7.88%, due 1/15/2021 -1/27/2041, with a value of $81,001.	75,000	75,000

Credit Suisse Securities USA LLC, 1.78%, dated 2/28/2020, due 3/6/2020, repurchase price $10,003, collateralized by Asset-Backed Securities, 4.11%, due 9/25/2057, with a value of $11,004.	10,000	10,000

Fixed Income Clearing Corp., 1.59%, dated 2/28/2020, due 3/2/2020, repurchase price $200,027, collateralized by U.S. Treasury Securities, 1.75%, due 12/31/2020, with a value of $204,000.	200,000	200,000

Fixed Income Clearing Corp., 1.60%, dated 2/28/2020, due 3/2/2020, repurchase price $1,000,133, collateralized by U.S. Treasury Securities, 0.38% - 2.25%, due 1/15/2027 - 11/15/2027, with a value of $1,020,005.	1,000,000	1,000,000

HSBC Securities USA, Inc., 1.68%, dated 2/28/2020, due 3/2/2020, repurchase price $25,004, collateralized by Corporate Bonds, 1.95% - 4.54%, due 4/12/2021 -7/15/2049 and Corporate Notes, 2.38% -4.45%, due 1/11/2023 - 3/1/2047, with a value of $26,254.	25,000	25,000

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

HSBC Securities USA, Inc., 1.83%, dated 2/28/2020, due 3/2/2020, repurchase price $34,005, collateralized by Corporate Bonds, 5.13% - 9.75%, due 11/1/2023 -8/1/2027 and Municipal Debt Securities, 0.00%, due 8/1/2031, with a value of $36,726.	34,000	34,000

ING Financial Markets LLC, 1.73%, dated 2/28/2020, due 3/2/2020, repurchase price $100,014, collateralized by Corporate Bonds, 3.20% - 9.35%, due 6/6/2022 - 1/1/2999, with a value of $108,016.	100,000	100,000

Societe Generale SA, 1.75%, dated 2/28/2020, due 3/2/2020, repurchase price $181,026, collateralized by Asset-Backed Securities, 1.73% - 7.23%, due 1/27/2026 - 11/15/2039, Collateralized Mortgage Obligations, 1.82% - 6.00%, due 7/17/2034 - 11/13/2047, Corporate Bonds, 3.96% - 10.75%, due 3/15/2020 -12/29/2049, Corporate Notes, 3.30%, due 11/27/2022, FHLMC, 3.48%, due 9/27/2049 and Sovereign Government Securities, 4.25% - 8.25%, due 3/25/2022 - 1/30/2030, with a value of $195,509.	181,000	181,000

Societe Generale SA, 1.68%, dated 2/28/2020, due 3/4/2020, repurchase price $70,016, collateralized by Asset-Backed Securities, 4.13% - 4.15%, due 11/15/2026 - 2/25/2033, Commercial Paper, 0.00%, due 3/4/2020 - 4/6/2020, Corporate Bonds, 1.55% - 8.35%, due 11/3/2020 - 1/1/2999, Corporate Notes, 1.70% - 6.10%, due 2/22/2021 -1/14/2042 and Sovereign Government Securities, 2.63% - 4.38%, due 2/28/2024 - 4/29/2053, with a value of $73,597.	70,000	70,000

Societe Generale SA, 1.78%, dated 2/28/2020, due 3/4/2020, repurchase price $53,013, collateralized by Asset-Backed Securities, 1.86% - 4.13%, due 11/15/2026 - 4/25/2037, Corporate Bonds, 2.55% - 9.70%, due 5/14/2024 -2/1/2030 and Sovereign Government Securities, 2.63% - 4.25%, due 1/5/2023 - 1/7/2025, with a value of $57,260.	53,000	53,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 1.88%, dated 2/28/2020, due 3/31/2020, repurchase price $70,117, collateralized by Commercial Paper, 0.00%, due 4/6/2020, Corporate Bonds, 3.00% — 8.25%, due 10/1/2022 - 1/1/2999, Corporate Notes, 2.18%, due 11/16/2020, FNMA Connecticut Avenue Securities, 3.66%, due 1/25/2040, Sovereign Government Securities, 3.00% - 11.88%, due 3/9/2020 — 9/30/2049 and U.S. Treasury Securities, 0.38%, due 7/15/2023, with a value of $74,759.	70,000	70,000

Wells Fargo Securities LLC, 1.68%, dated 2/28/2020, due 3/2/2020, repurchase price $100,014, collateralized by Sovereign Government Securities, 1.50% -7.69%, due 4/20/2020 — 1/23/2050, with a value of $105,015.	100,000	100,000

Wells Fargo Securities LLC, 1.73%, dated 2/28/2020, due 3/2/2020, repurchase price $42,006, collateralized by Sovereign Government Securities, 1.50% - 5.95%, due 4/20/2020 — 1/28/2031, with a value of $44,148.	42,000	42,000

Wells Fargo Securities LLC, 1.73%, dated 2/28/2020, due 3/3/2020, repurchase price $55,011, collateralized by Sovereign Government Securities, 1.63% - 3.90%, due 7/15/2020 - 1/19/2027, with a value of $57,769.	55,000	55,000

Total Repurchase Agreements (Cost $2,890,406)		2,890,406

Corporate Notes — 0.5%

Banks — 0.5%

Bank of America NA (US Federal Funds Effective Rate (continuous series) + 0.16%), 1.74%, 3/2/2020 (b)	25,000	25,000

Barclays Bank plc (United Kingdom) (ICE LIBOR USD 1 Month + 0.05%), 1.68%, 3/24/2020 (b) (c)	30,000	30,000

Total Corporate Notes (Cost $55,000)		55,000

Municipal Bonds — 0.5%

California — 0.0% (d)

City & County of San Francisco, Multifamily Housing, Transbay Block 8 Tower Apartments

Series H-4, Rev., VRDO, LOC: Bank of China, 1.68%, 3/6/2020 (e)	1,170	1,170

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	35

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

Series H-3, Rev., VRDO, LOC: Bank of China, 1.70%, 3/6/2020 (e)	1,175	1,175

		2,345

Michigan — 0.3%

Michigan Finance Authority Series 2019C, Rev., VRDO, LOC: Bank of America NA, 1.61%, 3/7/2020 (e)	29,000	29,000

New York — 0.2%

New York State Housing Finance Agency, 222 East 44th Street Housing Series 2017A, Rev., VRDO, LOC: Bank of China, 1.70%, 3/2/2020 (e)	21,390	21,390

Total Municipal Bonds (Cost $52,735)		52,735

Short-term Investments — 72.7%

Certificates Of Deposit — 34.1%

Agricultural Bank of China Ltd. (China) 2.30%, 3/10/2020	25,000	25,000

Bank of Nova Scotia (The) (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.33%), 1.91%, 3/2/2020 (b)	40,000	40,000

(ICE LIBOR USD 1 Month + 0.17%), 1.84%, 3/6/2020 (b)	10,000	10,000

(ICE LIBOR USD 3 Month + 0.10%), 2.01%, 4/6/2020 (b)	17,000	17,000

(ICE LIBOR USD 3 Month + 0.05%), 1.85%, 4/28/2020 (b)	14,000	14,000

(ICE LIBOR USD 3 Month + 0.13%), 1.87%, 5/6/2020 (b)	50,000	50,000

(ICE LIBOR USD 3 Month + 0.12%), 1.81%, 5/19/2020 (b)	40,000	40,000

BNP Paribas SA (France)

(ICE LIBOR USD 1 Month + 0.28%), 1.94%, 3/2/2020 (b)	20,000	20,000

(ICE LIBOR USD 1 Month + 0.32%), 1.99%, 3/7/2020 (b)	16,000	16,000

(ICE LIBOR USD 1 Month + 0.21%), 1.88%, 3/9/2020 (b)	25,000	25,000

(ICE LIBOR USD 3 Month + 0.08%), 1.99%, 4/3/2020 (b)	30,000	30,000

(ICE LIBOR USD 3 Month + 0.15%), 2.02%, 4/7/2020 (b)	16,000	16,000

Canadian Imperial Bank of Commerce (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.31%), 1.89%, 3/2/2020 (b)	25,000	25,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates Of Deposit — continued

(ICE LIBOR USD 1 Month + 0.20%), 1.87%, 3/6/2020 (b)	15,000	15,000

Chiba Bank Ltd. (Japan) 1.69%, 4/17/2020	50,000	50,000

China Construction Bank Corp. (China)

2.30%, 3/9/2020	30,000	30,000

2.30%, 3/27/2020	100,000	100,000

Commonwealth Bank of Australia (Australia) (ICE LIBOR USD 1 Month + 0.18%), 1.83%, 3/5/2020 (b)	25,000	25,000

Cooperatieve Rabobank UA (Netherlands) (ICE LIBOR USD 1 Month + 0.19%), 1.84%, 3/20/2020 (b)	75,000	75,000

Credit Agricole Corporate and Investment Bank (France) 1.79%, 7/28/2020 (f)	75,000	74,446

Credit Agricole SA (France)

1.77%, 7/24/2020 (f)	50,000	49,645

1.79%, 8/3/2020 (f)	50,000	49,616

Credit Industriel Desjardins, Inc. (Canada) 1.73%, 11/16/2020 (f)	25,000	24,692

Credit Industriel et Commercial (France)

(US Federal Funds Effective Rate (continuous series) + 0.31%), 1.89%, 3/2/2020 (b)	26,000	26,000

(US Federal Funds Effective Rate (continuous series) + 0.31%), 1.89%, 3/2/2020 (b)	18,000	18,000

2.33%, 3/11/2020 (f)	25,000	24,984

2.25%, 3/24/2020 (f)	20,000	19,971

(ICE LIBOR USD 3 Month + 0.08%), 1.98%, 4/6/2020 (b)	25,000	25,000

1.95%, 4/14/2020 (f)	65,000	64,845

1.92%, 5/12/2020 (f)	50,000	49,809

1.84%, 8/20/2020 (f)	50,000	49,563

Credit Suisse AG (Switzerland)

(ICE LIBOR USD 1 Month + 0.31%), 1.96%, 3/3/2020 (b)	60,000	60,000

(ICE LIBOR USD 3 Month + 0.17%), 2.01%, 4/16/2020 (b)	50,000	50,000

DZ Bank AG (Germany) 2.28%, 3/13/2020 (f)	25,000	24,981

1.90%, 4/27/2020 (f)	50,000	49,850

1.92%, 5/15/2020 (f)	15,000	14,940

1.78%, 7/24/2020 (f)	50,000	49,645

1.76%, 7/30/2020 (f)	23,000	22,831

HSBC Bank USA NA

(ICE LIBOR USD 3 Month + 0.02%), 1.83%, 4/23/2020 (b)	25,000	25,000

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-term Investments — continued

Certificates Of Deposit — continued

Industrial & Commercial Bank of China Ltd. (China) 2.32%, 3/31/2020	100,000	100,000

ING Bank NV (Netherlands)

(ICE LIBOR USD 1 Month + 0.33%), 2.00%, 3/12/2020 (b)	25,000	25,000

(ICE LIBOR USD 3 Month + 0.12%), 1.99%, 4/8/2020 (b)	80,000	80,000

(ICE LIBOR USD 3 Month + 0.10%), 1.84%, 5/5/2020 (b)	39,000	39,000

(ICE LIBOR USD 3 Month + 0.08%), 1.82%, 5/6/2020 (b)	15,000	15,000

(ICE LIBOR USD 3 Month + 0.18%), 1.91%, 5/10/2020 (b)	45,000	45,000

1.93%, 7/27/2020	90,000	90,000

1.91%, 7/31/2020	25,000	25,000

KBC Bank NV (Ireland) 2.02%, 3/9/2020 (f)	20,000	19,991

Mitsubishi UFJ Trust & Banking Corp. (United Kingdom)

1.94%, 3/19/2020 (f)	50,000	49,952

1.97%, 4/20/2020 (f)	60,000	59,836

Mizuho Bank Ltd. (Japan)

2.12%, 3/6/2020 (f)	50,000	49,985

2.12%, 3/10/2020 (f)	25,000	24,987

(ICE LIBOR USD 1 Month + 0.14%), 1.75%, 3/27/2020 (b)	25,000	25,000

1.61%, 5/28/2020	70,000	70,000

1.94%, 7/20/2020	25,000	25,000

1.78%, 7/23/2020 (f)	25,000	24,824

MUFG Bank Ltd. (Japan)

(ICE LIBOR USD 1 Month + 0.19%), 1.85%, 3/12/2020 (b)	25,000	25,000

2.23%, 3/13/2020	9,000	9,000

1.93%, 7/28/2020	25,000	25,000

National Australia Bank Ltd. (Australia)

(ICE LIBOR USD 1 Month + 0.20%), 1.86%, 3/3/2020 (b)	25,000	25,000

(ICE LIBOR USD 1 Month + 0.20%), 1.87%, 3/10/2020 (b)	30,000	30,000

(ICE LIBOR USD 3 Month + 0.13%), 1.81%, 5/25/2020 (b)	25,000	25,000

(ICE LIBOR USD 3 Month + 0.13%), 1.77%, 5/27/2020 (b)	30,000	30,000

Natixis SA (France)

(ICE LIBOR USD 3 Month + 0.11%), 2.01%, 3/4/2020 (b)	75,000	75,000

2.25%, 3/18/2020	60,000	60,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates Of Deposit — continued

2.00%, 4/8/2020	60,000	60,000

1.96%, 6/5/2020	21,000	21,000

1.98%, 6/5/2020	25,000	25,000

2.02%, 6/12/2020	20,000	20,000

Nordea Bank AB (Finland) 2.30%, 3/9/2020	50,000	50,000

Norinchukin Bank (The) (Japan)

1.90%, 3/11/2020	25,000	25,000

1.97%, 4/17/2020 (f)	25,000	24,936

1.90%, 5/5/2020	25,000	25,000

Oversea-Chinese Banking Corp. Ltd. (Singapore)

2.26%, 3/13/2020 (f)	25,000	24,981

(ICE LIBOR USD 3 Month + 0.28%), 2.18%, 3/19/2020 (b)	50,000	50,028

Rabobank International (Netherlands)

(ICE LIBOR USD 1 Month + 0.19%), 1.85%, 3/2/2020 (b)	25,000	25,000

Royal Bank of Canada (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.18%), 1.76%, 3/2/2020 (b)	30,000	30,000

Skandinaviska Enskilda Banken AB (Sweden)

(ICE LIBOR USD 1 Month + 0.28%), 1.88%, 3/2/2020 (b)	35,000	35,000

1.91%, 6/5/2020	17,000	17,000

1.91%, 7/23/2020	50,000	50,000

Standard Chartered Bank (United Kingdom)

(ICE LIBOR USD 1 Month + 0.30%), 1.97%, 3/9/2020 (b)	3,850	3,850

(ICE LIBOR USD 1 Month + 0.28%), 1.94%, 3/18/2020 (b)	50,000	50,000

1.72%, 8/7/2020 (f)	30,000	29,774

1.69%, 8/14/2020 (f)	30,000	29,768

Sumitomo Mitsui Banking Corp. (Japan)

(ICE LIBOR USD 1 Month + 0.27%), 1.92%, 3/2/2020 (b)	30,000	30,000

(ICE LIBOR USD 1 Month + 0.27%), 1.94%, 3/5/2020 (b)	25,000	25,000

(ICE LIBOR USD 1 Month + 0.26%), 1.93%, 3/8/2020 (b)	15,000	15,000

(ICE LIBOR USD 1 Month + 0.25%), 1.92%, 3/9/2020 (b)	5,000	5,000

(ICE LIBOR USD 1 Month + 0.12%), 1.72%, 3/28/2020 (b)	50,000	50,000

(ICE LIBOR USD 3 Month + 0.05%), 1.96%, 4/2/2020 (b)	20,000	20,000

Sumitomo Mitsui Trust International Ltd. (Japan) 1.99%, 4/9/2020 (f)	25,000	24,946

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	37

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-term Investments — continued

Certificates Of Deposit — continued

Sumitomo Trust & Banking Co., Ltd. (Japan) 1.99%, 4/14/2020 (f)	25,000	24,939

Svenska Handelsbanken AB (Sweden) (ICE LIBOR USD 3 Month + 0.07%), 1.98%, 4/2/2020 (b)	17,000	17,000

Toronto-Dominion Bank (The) (Canada)

(ICE LIBOR USD 1 Month + 0.19%), 1.85%, 3/2/2020 (b)	17,000	17,000

(ICE LIBOR USD 1 Month + 0.24%), 1.86%, 3/27/2020 (b)	25,000	25,000

(ICE LIBOR USD 3 Month + 0.19%), 2.06%, 4/7/2020 (b)	30,000	30,000

Wells Fargo Bank NA

(US Federal Funds Effective Rate (continuous series) + 0.36%), 1.94%, 3/2/2020 (b)	25,000	25,000

(ICE LIBOR USD 1 Month + 0.34%), 2.01%, 3/7/2020 (b)	24,000	24,000

(ICE LIBOR USD 1 Month + 0.18%), 1.85%, 3/9/2020 (b)	7,000	7,000

(ICE LIBOR USD 3 Month + 0.11%), 2.02%, 4/6/2020 (b)	90,000	90,000

(ICE LIBOR USD 3 Month + 0.09%), 1.94%, 4/14/2020 (b)	50,000	50,000

(ICE LIBOR USD 3 Month + 0.09%), 1.90%, 4/22/2020 (b)	75,000	75,000

Westpac Banking Corp. (Australia) (ICE LIBOR USD 1 Month + 0.15%), 1.81%, 3/3/2020 (b)	50,000	50,000

Total Certificates of Deposit (Cost $3,670,615)		3,670,615

Commercial Paper — 24.2%

Alpine Securitization LLC (Switzerland) (ICE LIBOR USD 3 Month + 0.08%), 1.81%, 5/21/2020 (b) (c)	50,000	50,000

Antalis SA (France) (ICE LIBOR USD 1 Month + 5.25%; ICE LIBOR USD 3 Month + 5.25%), 1.61%, 9/1/2020 (c) (f)	27,440	27,216

Australia & New Zealand Banking Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 0.03%), 1.96%, 4/6/2020 (b) (c)	15,000	15,000

Bank of Nova Scotia (The) (Canada) (US Federal Funds Effective Rate (continuous series) + 0.34%), 1.95%, 3/2/2020 (b) (c)	20,000	20,000

Banque et Caisse d Epargne de l Etat (Luxembourg)

(ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 2 Month + 2.75%), 2.17%, 4/3/2020 (f)	5,000	4,990

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

(ICE LIBOR USD 2 Month + 4.00%; ICE LIBOR USD 3 Month + 4.00%), 1.91%, 6/2/2020 (f)	25,000	24,877

Barclays Bank plc (United Kingdom) 1.72%, 5/12/2020 (c) (f)	40,000	39,863

Barton Capital LLC 1.71%, 5/15/2020 (c) (f)	55,000	54,805

Bedford Row Funding Corp.

(ICE LIBOR USD 1 Month + 0.17%), 1.80%, 3/28/2020 (b) (c)	25,000	25,000

(ICE LIBOR USD 3 Month + 0.07%), 1.97%, 4/8/2020 (b) (c)	20,000	20,000

(ICE LIBOR USD 3 Month + 0.06%), 1.83%, 5/1/2020 (b) (c)	22,000	22,000

BNG Bank NV (Netherlands) 1.98%, 3/3/2020 (c) (f)	40,000	39,995

1.58%, 3/4/2020 (c) (f)	200,000	199,974

(ICE LIBOR USD 1 Month + 0.17%), 1.87%, 3/9/2020 (b) (c)	50,000	50,000

BNP Paribas SA (France) (ICE LIBOR USD 3 Month + 0.10%), 1.81%, 5/25/2020 (b)	50,000	50,000

China Construction Bank Corp. (China) 1.59%, 3/2/2020 (c) (f)	1,000	1,000

Credit Suisse AG (Switzerland)

(US Federal Funds Effective Rate (continuous series) + 0.34%), 1.95%, 3/2/2020 (b)	50,000	50,000

(ICE LIBOR USD 3 Month + 0.17%), 2.14%, 3/16/2020 (b)	15,000	15,000

1.98%, 7/2/2020 (f)	25,000	24,832

DBS Bank Ltd. (Singapore) 1.93%, 4/7/2020 (f)	10,000	9,980

1.93%, 4/13/2020 (c) (f)	10,000	9,977

Dexia Credit Local SA (France) 1.89%, 4/1/2020 (f)	75,000	74,878

DNB Bank ASA (Norway) (ICE LIBOR USD 1 Month + 0.19%), 1.84%, 3/27/2020 (b) (c)	50,000	50,000

First Abu Dhabi Bank PJSC (United Arab Emirates) 1.84%, 4/13/2020 (c) (f)	60,000	59,868

1.80%, 4/15/2020 (c) (f)	59,656	59,522

1.69%, 5/15/2020 (c) (f)	27,000	26,905

1.65%, 5/27/2020 (c) (f)	30,000	29,881

HSBC Bank plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.06%), 2.00%, 3/3/2020 (b) (c)	50,000	50,000

Kells Funding LLC 2.00%, 3/11/2020 (c) (f)	50,000	49,972

1.95%, 4/9/2020 (c) (f)	40,000	39,916

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-term Investments — continued

Commercial Paper — continued

1.89%, 4/17/2020 (c) (f)	25,000	24,938

Lexington Parker Capital Co., LLC 1.65%, 4/13/2020 (c) (f)	25,000	24,951

Lloyds Bank plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.06%), 1.99%, 4/6/2020 (b)	25,000	25,000

LMA-Americas LLC 2.00%, 4/8/2020 (c) (f)	30,000	29,937

1.91%, 5/4/2020 (c) (f)	50,100	49,931

1.91%, 6/2/2020 (f)	43,100	42,888

Matchpoint Finance plc (Ireland) Series A, 1.89%, 3/3/2020 (c) (f)	75,000	74,992

MUFG Bank Ltd. (Japan) 2.26%, 3/5/2020 (f)	61,000	60,985

2.24%, 3/6/2020 (f)	45,000	44,986

National Australia Bank Ltd. (Australia)

(ICE LIBOR USD 1 Month + 0.18%), 1.87%, 3/2/2020 (b) (c)	25,000	25,000

(ICE LIBOR USD 1 Month + 0.14%), 1.84%, 3/4/2020 (b) (c)	30,000	30,000

Old Line Funding LLC

(US Federal Funds Effective Rate (continuous series) + 0.35%), 1.96%, 3/2/2020 (b) (c)	25,000	25,000

(ICE LIBOR USD 1 Month + 0.21%), 1.86%, 3/26/2020 (b) (c)	75,000	75,000

Oversea-Chinese Banking Corp. Ltd. (Singapore) (ICE LIBOR USD 3 Month + 0.09%), 1.73%, 5/28/2020 (b) (c)	25,000	25,000

PSP Capital, Inc. (Canada) (SOFR + 0.18%), 1.79%, 3/2/2020 (b) (c)	20,000	20,000

Ridgefield Funding Co. LLC (ICE LIBOR USD 1 Month + 0.07%), 1.73%, 3/24/2020 (b) (c)	30,000	30,000

Royal Bank of Canada (Canada)

(US Federal Funds Effective Rate (continuous series) + 0.36%), 1.97%, 3/2/2020 (b) (c)	23,000	23,000

(ICE LIBOR USD 1 Month + 0.20%), 1.90%, 3/12/2020 (b) (c)	15,000	15,000

(ICE LIBOR USD 3 Month + 0.08%), 1.85%, 5/5/2020 (b) (c)	50,000	50,000

Sheffield Receivables Co. LLC (United Kingdom) 1.90%, 3/9/2020 (c) (f)	120,000	119,949

1.70%, 5/11/2020 (c) (f)	5,000	4,984

Sinopec Century Bright 1.70%, 3/2/2020 (f)	49,998	49,998

Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.68%, 4/14/2020 (c) (f)	30,000	29,938

Suncorp-Metway Ltd. (Australia) 1.80%, 7/15/2020 (f)	60,000	59,594

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

Svenska Handelsbanken AB (Sweden) (ICE LIBOR USD 1 Month + 0.10%), 1.80%, 3/10/2020 (b) (c)	10,000	10,000

Toronto-Dominion Bank (The) (Canada)

(ICE LIBOR USD 1 Month + 0.15%), 1.85%, 3/5/2020 (b) (c)	30,000	30,000

1.99%, 3/24/2020 (c) (f)	50,000	49,936

(ICE LIBOR USD 3 Month + 0.19%), 2.17%, 3/27/2020 (b) (c)	100,000	100,000

2.01%, 6/18/2020 (c) (f)	100,000	99,395

Toyota Finance Australia Ltd. (Australia) (ICE LIBOR USD 1 Month + 0.23%), 1.93%, 3/9/2020 (b)	50,000	50,000

Toyota Motor Finance Netherlands BV (Japan) (ICE LIBOR USD 3 Month + 0.12%), 1.99%, 4/10/2020 (b)	10,000	10,000

UBS AG (Switzerland)

(ICE LIBOR USD 3 Month + 0.10%), 2.04%, 4/3/2020 (b) (c)	30,000	30,000

(ICE LIBOR USD 3 Month + 0.04%), 1.88%, 4/23/2020 (b) (c)	15,000	15,000

Versailles Commercial Paper LLC 1.89%, 3/9/2020 (c) (f)	50,000	49,979

Total Commercial Paper (Cost $2,600,832)		2,600,832

Time Deposits — 13.5%

Australia & New Zealand Banking Group Ltd. 1.60%, 3/3/2020	250,000	250,000

1.60%, 3/6/2020	200,000	200,000

Credit Agricole Corporate and Investment Bank 1.58%, 3/2/2020	59,905	59,905

Erste Group Bank AG 1.58%, 3/2/2020	316,071	316,071

KBC Bank NV 1.58%, 3/2/2020	475,000	475,000

Swedbank AB 1.58%, 3/2/2020	150,000	150,000

Total Time Deposits (Cost $1,450,976)		1,450,976

U.S. Treasury Obligations — 0.9%

U.S. Treasury Bills 1.89%, 3/19/2020 (f) (Cost $99,906)	100,000	99,906

Total Short-Term Investments (Cost $7,822,329)		7,822,329

Total Investments —100.5% (Cost $10,820,470)*		10,820,470
Liabilities in Excess of Other Assets — (0.5)%		(53,810)

NET ASSETS — 100.0%		10,766,660

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	39

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 29, 2020.
(f)	The rate shown is the effective yield as of February 29, 2020.
*	The cost of securities is substantially the same for federal income tax purposes.

Additional Investment Information:

[2] Agency Joint Trading Account II — At February 29, 2020, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of March 2, 2020, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan Liquid Assets Money Market Fund	$355,406	$355,454	$362,514

Repurchase Agreements — At February 29, 2020, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan Liquid Assets Money Market Fund
Bofa Securities, Inc.	1.61%	$246,491
Citibank NA	1.61%	51,591
Citigroup Global Markets Holdings, Inc.	1.61%	57,324

Total		$355,406

At February 29, 2020, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FHLB	4.63% - 4.63%	6/12/2020 - 6/12/2020
FHLMC	2.50% - 10.50%	4/1/2020 - 2/1/2050
FNMA	2.00% - 8.50%	3/25/2020 - 10/1/2056
GNMA	2.00% - 9.00%	10/15/2021 - 10/20/2069
U.S. Treasury Securities	0.00% - 3.13%	5/15/2020 - 8/15/2046

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 52.9%

Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 1.61%, dated 2/28/2020, due 3/2/20, repurchase price $4,400,590. [1]	4,400,000	4,400,000

Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 1.61%, dated 2/28/2020, due 3/2/20, repurchase price $458,354. [2]	458,293	458,293

Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 1.61%, dated 2/28/2020, due 3/2/20, repurchase price $89,823. [3]	89,811	89,811

Bank of America Corp., 1.61%, dated 2/28/2020, due 3/2/2020, repurchase price $750,101, collateralized by GNMA, 3.50% - 4.00%, due 9/20/2041 - 12/20/2045, with a value of $765,000.	750,000	750,000

Bank of Montreal, 1.56%, dated 2/28/2020, due 3/6/2020, repurchase price $500,152, collateralized by U.S. Treasury Securities, 1.63% - 3.13%, due 9/30/2026 - 5/15/2045, with a value of $511,370.	500,000	500,000

Bank of Nova Scotia (The), 1.59%, dated 2/28/2020, due 3/2/2020, repurchase price $250,670, collateralized by U.S. Treasury Securities, 0.13% - 8.00%, due 11/15/2021 - 11/15/2048, with a value of $255,650.	250,637	250,637

Bank of Nova Scotia (The), 1.61%, dated 2/28/2020, due 3/2/2020, repurchase price $1,650,221, collateralized by FHLMC, 2.57% - 4.00%, due 1/1/2043 - 2/1/2050, FNMA, 2.33% - 6.50%, due 10/1/2027 - 2/1/2050 and GNMA, 3.00% - 4.00%, due 3/20/2047 - 11/20/2049, with a value of $1,683,000.	1,650,000	1,650,000

BMO Capital Markets Corp., 1.61%, dated 2/28/2020, due 3/2/2020, repurchase price $400,054, collateralized by FHLMC, 1.38% - 9.00%, due 5/1/2020 - 3/25/2050, FNMA, 2.08% - 9.12%, due 12/25/2021 - 3/25/2050 and GNMA, 1.91% - 5.50%, due 3/20/2031 - 1/20/2070, with a value of $408,790.	400,000	400,000

BMO Capital Markets Corp., 1.61%, dated 2/28/2020, due 3/6/2020, repurchase price $625,196, collateralized by FHLMC, 1.75% - 9.00%, due 4/1/2020 - 12/15/2050, FNMA, 1.75% - 6.30%, due 12/25/2021 - 3/25/2050 and GNMA, 1.85% - 7.00%, due 3/20/2031 - 1/20/2070, with a value of $642,578.	625,000	625,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BMO Capital Markets Corp., 1.62%, dated 2/28/2020, due 3/6/2020, repurchase price $500,158, collateralized by FHLMC, 2.50% - 5.33%, due 9/25/2020 - 3/25/2050, FNMA, 2.08% - 6.50%, due 9/1/2020 - 3/1/2050 and GNMA, 1.00% - 7.50%, due 6/20/2023 - 1/20/2070, with a value of $513,990.	500,000	500,000

BNP Paribas SA, 1.58%, dated 2/28/2020, due 3/2/2020, repurchase price $500,066, collateralized by U.S. Treasury Securities, 0.00% - 8.75%, due 4/14/2020 - 8/15/2048, with a value of $510,090.	500,000	500,000

BNP Paribas SA, 1.64%, dated 2/28/2020, due 3/3/2020, repurchase price $1,500,273, collateralized by FFCB, 3.46% - 3.98%, due 1/25/2038 - 4/5/2038, FHLB, 2.79% - 5.25%, due 12/9/2022 - 8/8/2036, FHLMC, 0.00% - 7.00%, due 5/15/2024 - 1/1/2050, FNMA, 0.00% - 7.50%, due 2/1/2023 - 10/1/2056, GNMA, 2.00% - 6.50%, due 4/15/2029 - 1/20/2050 and U.S. Treasury Securities, 0.00% - 8.75%, due 3/10/2020 - 8/15/2048, with a value of $1,536,744.	1,500,000	1,500,000

BNP Paribas SA, 1.60%, dated 2/28/2020, due 3/6/2020, repurchase price $1,000,311, collateralized by FHLB, 3.90%, due 2/25/2036, FHLMC, 2.16% - 6.42%, due 8/1/2028 - 12/1/2049, FNMA, 0.00% - 6.50%, due 3/23/2028 - 12/1/2049, GNMA, 0.50% - 5.00%, due 7/15/2024 - 1/20/2050 and U.S. Treasury Securities, 0.00% - 8.75%, due 4/7/2020 - 2/15/2048, with a value of $1,024,835.	1,000,000	1,000,000

BNP Paribas SA, 1.60%, dated 2/28/2020, due 3/6/2020, repurchase price $1,000,311, collateralized by FHLMC, 2.09% - 4.50%, due 5/15/2036 - 1/1/2050, FNMA, 2.50% - 7.00%, due 1/1/2027 - 2/1/2050, GNMA, 3.00% - 6.50%, due 3/15/2034 - 10/15/2049 and U.S. Treasury Securities, 0.00% - 8.75%, due 3/17/2020 - 5/15/2049, with a value of $1,025,406.	1,000,000	1,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	41

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

BNP Paribas SA, 1.60%, dated 2/28/2020, due 3/6/2020, repurchase price $1,000,311, collateralized by FHLB, 1.70%, due 11/30/2020, FHLMC, 3.00% - 7.50%, due 4/1/2028 - 2/1/2050, FNMA, 2.50% - 5.50%, due 7/1/2029 - 10/1/2056, GNMA, 3.00% - 6.50%, due 11/20/2029 - 12/20/2049 and U.S. Treasury Securities, 0.00% - 8.00%, due 3/31/2020 - 8/15/2048, with a value of $1,025,440.	1,000,000	1,000,000

BNP Paribas SA, 1.60%, dated 2/28/2020, due 3/6/2020, repurchase price $1,000,311, collateralized by FHLMC, 3.50% - 4.00%, due 1/1/2036 - 1/1/2050, FNMA, 3.50% - 7.50%, due 4/1/2027 - 9/1/2049, GNMA, 2.50% - 5.00%, due 11/20/2041 - 11/20/2049 and U.S. Treasury Securities, 0.00% - 3.88%, due 3/5/2020 - 2/15/2049, with a value of $1,025,531.	1,000,000	1,000,000

BNP Paribas SA, 1.60%, dated 2/28/2020, due 3/6/2020, repurchase price $1,000,311, collateralized by FHLMC, 2.22% - 4.50%, due 11/15/2042 - 2/1/2050, FNMA, 3.00% - 5.00%, due 9/1/2026 - 2/1/2050, GNMA, 2.50% - 5.00%, due 12/20/2045 - 2/20/2050 and U.S. Treasury Securities, 0.00% - 2.88%, due 3/31/2020 - 2/15/2047, with a value of $1,026,830.	1,000,000	1,000,000

BNP Paribas SA, 1.60%, dated 2/28/2020, due 3/6/2020, repurchase price $2,000,622, collateralized by FHLMC, 2.16% - 7.00%, due 5/15/2024 - 2/1/2050, FNMA, 2.13% - 7.50%, due 10/1/2028 - 2/1/2050, GNMA, 2.28% - 7.00%, due 12/15/2026 - 2/20/2050 and U.S. Treasury Securities, 0.00% - 8.75%, due 3/10/2020 - 2/15/2050, with a value of $2,053,364.	2,000,000	2,000,000

Bofa Securities, Inc., 1.60%, dated 2/28/2020, due 3/2/2020, repurchase price $1,000,133, collateralized by FHLMC, 3.00% - 4.00%, due 8/1/2045 - 9/1/2049 and FNMA, 3.00% - 4.00%, due 6/1/2047 - 2/1/2050, with a value of $1,020,000.	1,000,000	1,000,000

Citigroup Global Markets Holdings, Inc., 1.58%, dated 2/28/2020, due 3/2/2020, repurchase price $600,079, collateralized by U.S. Treasury Securities, 0.13% - 2.25%, due 7/31/2021 - 1/15/2022, with a value of $612,000.	600,000	600,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Credit Agricole Corporate and Investment Bank, 1.59%, dated 2/28/2020, due 3/2/2020, repurchase price $379,729, collateralized by U.S. Treasury Securities, 2.50% - 5.38%, due 2/15/2022 - 2/15/2031, with a value of $387,273.	379,679	379,679

Daiwa Capital Markets America. Inc., 1.61%, dated 2/28/2020, due 3/2/2020, repurchase price $3,000,403, collateralized by FFCB, 1.43% - 1.60%, due 1/23/2023 - 2/14/2024, FHLB, 0.00% - 2.75%, due 3/4/2020 - 2/25/2025, FHLMC, 2.21% - 5.50%, due 7/1/2024 - 2/1/2050, FNMA, 1.86% - 7.00%, due 6/1/2020 - 3/1/2052, GNMA, 1.95% - 6.00%, due 7/20/2033 - 2/20/2050 and U.S. Treasury Securities, 0.00% - 3.13%, due 3/5/2020 - 5/15/2048, with a value of $3,061,221.	3,000,000	3,000,000

Deutsche Bank Securities, Inc., 1.55%, dated 2/28/2020, due 3/2/2020, repurchase price $1,000,129, collateralized by U.S. Treasury Securities, 0.00% - 6.25%, due 5/31/2020 - 2/15/2050, with a value of $1,020,000.	1,000,000	1,000,000

Deutsche Bank Securities, Inc., 1.59%, dated 2/28/2020, due 3/2/2020, repurchase price $998,952, collateralized by U.S. Treasury Securities, 0.00% - 5.25%, due 5/14/2020 - 11/15/2044, with a value of $1,018,796.	998,820	998,820

Fixed Income Clearing Corp., 1.59%, dated 2/28/2020, due 3/2/2020, repurchase price $3,300,437, collateralized by U.S. Treasury Securities, 0.13% - 4.38%, due 1/15/2021 - 2/15/2050, with a value of $3,366,000.	3,300,000	3,300,000

Fixed Income Clearing Corp., 1.59%, dated 2/28/2020, due 3/2/2020, repurchase price $6,250,828, collateralized by U.S. Treasury Securities, 0.13% - 3.13%, due 1/15/2022 - 5/15/2048, with a value of $6,375,000.	6,250,000	6,250,000

Fixed Income Clearing Corp., 1.59%, dated 2/28/2020, due 3/2/2020, repurchase price $7,500,994, collateralized by U.S. Treasury Securities, 0.13% - 4.38%, due 4/15/2020 - 5/15/2040, with a value of $7,650,000.	7,500,000	7,500,000

Fixed Income Clearing Corp., 1.60%, dated 2/28/2020, due 3/2/2020, repurchase price $3,500,467, collateralized by U.S. Treasury Securities, 2.75% - 4.38%, due 5/15/2040 - 5/15/2044, with a value of $3,570,006.	3,500,000	3,500,000

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

Fixed Income Clearing Corp., 1.60%, dated 2/28/2020, due 3/2/2020, repurchase price $5,700,760, collateralized by U.S. Treasury Securities, 0.13% - 2.75%, due 5/31/2024 - 3/31/2025, with a value of $5,814,003.	5,700,000	5,700,000

Fixed Income Clearing Corp., 1.60%, dated 2/28/2020, due 3/2/2020, repurchase price $7,000,933, collateralized by U.S. Treasury Securities, 1.38% - 3.00%, due 9/30/2025 - 12/31/2026, with a value of $7,140,005.	7,000,000	7,000,000

Goldman Sachs & Co. LLC, 1.50%, dated 2/28/2020, due 3/2/2020, repurchase price $500,063, collateralized by U.S. Treasury Securities, 0.00% - 8.13%, due 5/15/2021 - 11/15/2049, with a value of $510,000.	500,000	500,000

Goldman Sachs & Co. LLC, 1.60%, dated 2/28/2020, due 3/3/2020, repurchase price $1,500,267, collateralized FHLMC, 2.00% - 7.50%, due 6/1/2025 - 10/1/2049, FNMA, 2.00% - 7.00%, due 12/1/2025 - 11/1/2049 and GNMA, 2.50% - 6.00%, due 2/15/2029 - 2/20/2050, with a value of $1,530,000.	1,500,000	1,500,000

ING Financial Markets LLC, 1.62%, dated 2/28/2020, due 3/2/2020, repurchase price $150,020, collateralized by FHLMC, 3.00% - 4.50%, due 6/1/2042 - 9/1/2049, FNMA, 2.50% - 4.50%, due 11/1/2027 - 5/1/2058 and GNMA, 5.00%, due 11/20/2048, with a value of $153,145.	150,000	150,000

ING Financial Markets LLC, 1.62%, dated 2/28/2020, due 3/6/2020, repurchase price $100,032, collateralized by FHLMC, 2.50% - 5.50%, due 5/1/2035 - 1/1/2050, FNMA, 2.50% - 4.00%, due 2/1/2027 - 9/1/2057 and GNMA, 5.00%, due 11/20/2048, with a value of $102,142.	100,000	100,000

ING Financial Markets LLC, 1.60%, dated 2/28/2020, due 3/13/2020, repurchase price $250,156, collateralized by FHLMC, 2.31% - 5.50%, due 11/1/2039 - 11/1/2049 and FNMA, 2.50% - 6.50%, due 4/1/2026 - 5/1/2058, with a value of $255,680.	250,000	250,000

ING Financial Markets LLC, 1.60%, dated 2/28/2020, due 3/16/2020, repurchase price $200,151, collateralized by FHLMC, 2.44% - 5.00%, due 9/1/2029 - 11/1/2049 and FNMA, 2.50% - 6.00%, due 2/1/2027 - 9/1/2057, with a value of $204,544.	200,000	200,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

ING Financial Markets LLC, 1.61%, dated 2/28/2020, due 3/23/2020, repurchase price $250,268, collateralized by FHLMC, 3.00% - 7.00%, due 9/1/2029 - 11/1/2049 and FNMA, 3.00% - 5.00%, due 11/1/2024 - 5/1/2058, with a value of $255,354.	250,000	250,000

ING Financial Markets LLC, 1.64%, dated 2/28/2020, due 4/3/2020, repurchase price $100,159, collateralized by FHLMC, 3.03% - 5.00%, due 8/1/2040 - 7/1/2048 and FNMA, 2.55% - 3.96%, due 10/1/2027 - 2/1/2050, with a value of $102,270.	100,000	100,000

ING Financial Markets LLC, 1.64%, dated 2/28/2020, due 4/6/2020, repurchase price $100,173, collateralized by FHLMC, 2.31% - 4.62%, due 11/1/2029 - 11/1/2049 and FNMA, 2.50% - 6.50%, due 4/1/2027 - 5/1/2058, with a value of $102,279.	100,000	100,000

ING Financial Markets LLC, 1.64%, dated 2/28/2020, due 4/14/2020, repurchase price $425,891, collateralized by FHLMC, 3.00% - 4.00%, due 7/1/2048 - 8/1/2049, FNMA, 2.50% - 4.50%, due 6/1/2031 - 2/1/2050 and GNMA, 5.00%, due 11/20/2048, with a value of $434,685.	425,000	425,000

Metropolitan Life, 1.60%, dated 2/28/2020, due 3/2/2020, repurchase price $700,093, collateralized by U.S. Treasury Securities, 0.00%, due 11/15/2027 - 8/15/2047, with a value of $714,032.	700,000	700,000

Mitsubishi UFJ Trust & Banking Corp., 1.59%, dated 2/28/2020, due 3/6/2020, repurchase price $1,100,340, collateralized by GNMA, 3.00% - 5.00%, due 8/15/2038 - 7/20/2049, with a value of $1,119,432.	1,100,000	1,100,000

Natwest Markets Securities, Inc., 1.59%, dated 2/28/2020, due 3/2/2020, repurchase price $1,650,219, collateralized by U.S. Treasury Securities, 0.00% - 6.25%, due 4/7/2020 - 2/15/2050, with a value of $1,683,223.	1,650,000	1,650,000

Nomura Securities Co. Ltd., 1.61%, dated 2/28/2020, due 3/2/2020, repurchase price $4,000,537, collateralized by FFCB, 2.35% - 2.70%, due 2/12/2021 - 12/12/2034, FHLMC, 1.13% - 9.00%, due 3/15/2020 - 2/1/2050, FNMA, 1.25% - 8.00%, due 5/1/2020 - 1/1/2058, GNMA, 1.50% - 8.00%, due 9/20/2023 - 11/20/2069 and U.S. Treasury Securities, 0.63% - 0.75%, due 1/15/2026 - 2/15/2045, with a value of $4,080,547.	4,000,000	4,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	43

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

Norinchukin Bank (The), 1.67%, dated 2/28/2020, due 3/4/2020, repurchase price $200,046, collateralized by U.S. Treasury Securities, 0.38% - 3.63%, due 1/15/2021 - 4/15/2028, with a value of $203,846.	200,000	200,000

Norinchukin Bank (The), 1.68%, dated 2/28/2020, due 3/10/2020, repurchase price $650,334, collateralized by U.S. Treasury Securities, 0.38% - 3.63%, due 1/15/2021 - 4/15/2028, with a value of $662,500.	650,000	650,000

Norinchukin Bank (The), 1.60%, dated 2/28/2020, due 4/14/2020, repurchase price $250,511, collateralized by U.S. Treasury Securities, 0.38% - 3.63%, due 1/15/2021 - 4/15/2028, with a value of $254,808.	250,000	250,000

Norinchukin Bank (The), 1.68%, dated 2/28/2020, due 5/15/2020, repurchase price $451,617, collateralized by U.S. Treasury Securities, 0.38% - 3.63%, due 1/15/2021 - 4/15/2028, with a value of $458,654.	450,000	450,000

Norinchukin Bank (The), 1.63%, dated 2/28/2020, due 5/27/2020, repurchase price $301,209, collateralized by U.S. Treasury Securities, 0.38% - 3.63%, due 1/15/2021 - 4/15/2028, with a value of $305,769.	300,000	300,000

Norinchukin Bank (The), 1.43%, dated 2/28/2020, due 6/2/2020, repurchase price $552,075, collateralized by U.S. Treasury Securities, 0.38% - 3.63%, due 1/15/2021 - 4/15/2028, with a value of $560,577.	550,000	550,000

RBC Capital Markets LLC, 1.60%, dated 2/28/2020, due 3/2/2020, repurchase price $1,500,200, collateralized by FHLMC, 2.02% - 3.35%, due 1/25/2023 - 10/25/2039, FNMA, 2.18% - 6.05%, due 4/25/2029 - 12/25/2049, and GNMA, 1.93% - 4.00%, due 7/20/2049 - 11/20/2069, with a value of $1,545,000.	1,500,000	1,500,000

RBC Capital Markets LLC, 1.60%, dated 2/28/2020, due 3/6/2020, repurchase price $2,000,622, collateralized by FHLMC, 2.10% - 3.40%, due 1/25/2027 - 5/15/2043, FNMA, 1.50% - 6.50%, due 7/1/2020 - 3/25/2043, GNMA, 2.50% - 6.00%, due 4/16/2034 - 1/20/2050, Tennessee Valley Authority, 1.88%, due 8/15/2022 and U.S. Treasury Securities, 0.00% - 6.13%, due 3/10/2020 - 2/15/2050 with a value of $2,043,874.	2,000,000	2,000,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Royal Bank of Canada, 1.60%, dated 2/28/2020, due 3/2/2020, repurchase price $2,000,267, collateralized by FHLMC, 2.21% - 2.50%, due 12/15/2037 - 10/25/2048, FNMA, 1.86% - 3.50%, due 7/25/2035 - 6/25/2049, GNMA, 2.10% - 4.00%, due 10/20/2044 - 2/20/2049 and U.S. Treasury Securities, 1.13% - 2.88%, due 1/15/2021 - 8/15/2028, with a value of $2,041,779.	2,000,000	2,000,000

Societe Generale SA, 1.57%, dated 2/28/2020, due 3/2/2020, repurchase price $1,000,131, collateralized by U.S. Treasury Securities, 0.00% - 8.75%, due 3/26/2020 - 2/15/2050, with a value of $1,020,000.	1,000,000	1,000,000

Societe Generale SA, 1.61%, dated 2/28/2020, due 4/24/2020, repurchase price $751,878, collateralized by U.S. Treasury Securities, 0.00% - 8.00%, due 2/29/2020 - 2/15/2049, with a value of $765,000.	750,000	750,000

Sumitomo Mitsui Banking Corp., 1.61%, dated 2/28/2020, due 3/2/2020, repurchase price $3,000,403, collateralized by GNMA, 3.00% - 5.00%, due 6/20/2041 - 5/20/2048, with a value of $3,063,658.	3,000,000	3,000,000

Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 1.59%, dated 2/28/2020, due 3/2/20, repurchase price $14,381.[4]	14,379	14,379

Treasury Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 1.59%, dated 2/28/2020, due 3/2/20, repurchase price $645,753.[5]	645,667	645,667

Wells Fargo Securities LLC, 1.60%, dated 2/28/2020, due 3/3/2020, repurchase price $1,000,178, collateralized by FNMA, 3.00% - 4.00%, due 9/1/2049 - 12/1/2049, with a value of $1,020,317.	1,000,000	1,000,000

Total Repurchase Agreements (Cost $84,187,286)		84,187,286

U.S. Government Agency Securities — 35.0%

FFCB

(US Treasury 3 Month Bill Money Market Yield + 0.06%), 1.57%, 3/2/2020 (b)	275,000	275,000

(SOFR + 0.07%), 1.64%, 3/2/2020 (b)	105,000	105,000

(ICE LIBOR USD 1 Month + 0.04%), 1.69%, 3/2/2020 (b)	450,000	450,000

(Federal Reserve Bank Prime Loan Rate US - 2.93%), 1.82%, 3/2/2020 (b)	325,000	325,000

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued

(ICE LIBOR USD 1 Month + 0.03%), 1.69%, 3/3/2020 (b)	349,999	349,999

(ICE LIBOR USD 1 Month - 0.02%), 1.65%, 3/4/2020 (b)	300,000	300,000

(ICE LIBOR USD 1 Month + 0.05%), 1.72%, 3/5/2020 (b)	450,000	449,992

(ICE LIBOR USD 1 Month + 0.35%), 2.02%, 3/5/2020 (b)	50,000	50,141

(ICE LIBOR USD 1 Month + 0.00%), 1.67%, 3/6/2020 (b)	400,000	400,000

(ICE LIBOR USD 1 Month - 0.03%), 1.64%, 3/7/2020 (b)	275,000	275,000

(ICE LIBOR USD 1 Month + 0.00%), 1.67%, 3/7/2020 (b)	90,000	89,989

(ICE LIBOR USD 1 Month + 0.04%), 1.71%, 3/7/2020 (b)	400,000	400,000

(ICE LIBOR USD 1 Month + 0.09%), 1.76%, 3/8/2020 (b)	550,000	549,983

(ICE LIBOR USD 1 Month - 0.01%), 1.65%, 3/14/2020 (b)	250,000	249,986

(ICE LIBOR USD 1 Month - 0.01%), 1.65%, 3/15/2020 (b)	200,000	199,975

(ICE LIBOR USD 1 Month + 0.06%), 1.71%, 3/15/2020 (b)	375,000	374,988

(ICE LIBOR USD 1 Month + 0.05%), 1.70%, 3/16/2020 (b)	50,000	50,000

(ICE LIBOR USD 1 Month + 0.06%), 1.69%, 3/23/2020 (b)	275,000	275,009

(ICE LIBOR USD 1 Month + 0.00%), 1.63%, 3/24/2020 (b)	300,000	299,990

(ICE LIBOR USD 1 Month + 0.04%), 1.67%, 3/24/2020 (b)	550,000	550,000

(ICE LIBOR USD 1 Month + 0.01%), 1.64%, 3/25/2020 (b)	400,000	400,000

(ICE LIBOR USD 1 Month + 0.05%), 1.68%, 3/25/2020 (b)	125,000	125,000

(ICE LIBOR USD 1 Month + 0.04%), 1.65%, 3/27/2020 (b)	185,000	184,994

(ICE LIBOR USD 1 Month + 0.07%), 1.67%, 3/28/2020 (b)	20,001	20,001

(ICE LIBOR USD 1 Month + 0.03%), 1.68%, 3/30/2020 (b)	250,000	250,000

FHLB

DN, 1.55%, 3/2/2020 (c)	1,000,000	999,957

(SOFR + 0.02%), 1.60%, 3/2/2020 (b)	27,000	27,000

(SOFR + 0.03%), 1.60%, 3/2/2020 (b)	310,000	310,000

(SOFR + 0.03%), 1.61%, 3/2/2020 (b)	380,000	380,000

(SOFR + 0.03%), 1.61%, 3/2/2020 (b)	287,000	287,000

(SOFR + 0.03%), 1.61%, 3/2/2020 (b)	274,000	274,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(SOFR + 0.04%), 1.62%, 3/2/2020 (b)	505,000	505,000

(SOFR + 0.06%), 1.64%, 3/2/2020 (b)	500,000	500,000

(SOFR + 0.06%), 1.64%, 3/2/2020 (b)	330,000	330,000

(SOFR + 0.07%), 1.64%, 3/2/2020 (b)	1,110,000	1,110,000

(SOFR + 0.10%), 1.68%, 3/2/2020 (b)	450,000	450,000

(ICE LIBOR USD 1 Month + 0.04%), 1.69%, 3/2/2020 (b)	900,000	900,000

(SOFR + 0.12%), 1.70%, 3/2/2020 (b)	515,000	515,000

(ICE LIBOR USD 1 Month + 0.05%), 1.71%, 3/2/2020 (b)	150,000	150,000

(SOFR + 0.17%), 1.75%, 3/2/2020 (b)	487,000	487,000

DN, 1.55%, 3/3/2020 (c)	500,000	499,957

(ICE LIBOR USD 3 Month - 0.22%), 1.67%, 3/3/2020 (b)	1,500,000	1,500,000

(ICE LIBOR USD 1 Month - 0.02%), 1.64%, 3/4/2020 (b)	500,000	500,000

(ICE LIBOR USD 1 Month - 0.02%), 1.64%, 3/4/2020 (b)	500,000	500,000

(ICE LIBOR USD 3 Month - 0.22%), 1.67%, 3/5/2020 (b)	500,000	500,000

(ICE LIBOR USD 1 Month + 0.05%), 1.72%, 3/5/2020 (b)	1,000,000	1,000,000

(ICE LIBOR USD 1 Month + 0.00%), 1.67%, 3/10/2020 (b)	225,000	225,000

(ICE LIBOR USD 1 Month - 0.06%), 1.60%, 3/11/2020 (b)	500,000	500,000

(ICE LIBOR USD 1 Month - 0.06%), 1.61%, 3/11/2020 (b)	1,500,000	1,500,000

(ICE LIBOR USD 3 Month - 0.22%), 1.67%, 3/12/2020 (b)	500,000	500,000

(ICE LIBOR USD 1 Month + 0.00%), 1.65%, 3/14/2020 (b)	500,000	500,000

(ICE LIBOR USD 3 Month - 0.22%), 1.67%, 3/15/2020 (b)	1,150,000	1,150,000

(ICE LIBOR USD 1 Month - 0.04%), 1.62%, 3/16/2020 (b)	500,000	500,000

(ICE LIBOR USD 3 Month - 0.22%), 1.67%, 3/16/2020 (b)	350,000	350,000

1.92%, 3/19/2020	999,999	999,999

(ICE LIBOR USD 3 Month - 0.22%), 1.71%, 3/23/2020 (b)	700,000	700,000

(ICE LIBOR USD 1 Month - 0.03%), 1.60%, 3/24/2020 (b)	250,000	250,000

(ICE LIBOR USD 1 Month - 0.03%), 1.60%, 3/24/2020 (b)	625,000	625,000

(ICE LIBOR USD 1 Month - 0.03%), 1.59%, 3/26/2020 (b)	250,000	250,000

(ICE LIBOR USD 1 Month - 0.03%), 1.59%, 3/26/2020 (b)	500,000	500,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	45

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued

(ICE LIBOR USD 1 Month + 0.05%), 1.67%, 3/26/2020 (b)	1,500,000	1,500,000

(ICE LIBOR USD 1 Month + 0.05%), 1.67%, 3/26/2020 (b)	500,000	500,000

(ICE LIBOR USD 1 Month - 0.02%), 1.59%, 3/27/2020 (b)	1,000,000	1,000,000

(ICE LIBOR USD 1 Month - 0.01%), 1.59%, 3/28/2020 (b)	1,000,000	1,000,000

(ICE LIBOR USD 3 Month - 0.22%), 1.67%, 3/30/2020 (b)	500,000	500,000

2.38%, 3/30/2020	579,000	579,224

(ICE LIBOR USD 3 Month - 0.09%), 1.82%, 4/4/2020 (b)	500,000	500,000

1.70%, 4/9/2020	250,000	249,993

(ICE LIBOR USD 3 Month - 0.10%), 1.78%, 4/9/2020 (b)	1,300,000	1,300,000

(ICE LIBOR USD 3 Month - 0.10%), 1.75%, 4/13/2020 (b)	700,000	700,000

(ICE LIBOR USD 3 Month - 0.13%), 1.71%, 4/14/2020 (b)	100,000	100,000

(ICE LIBOR USD 3 Month - 0.12%), 1.72%, 4/14/2020 (b)	600,000	600,000

1.61%, 4/20/2020	1,000,000	999,971

1.61%, 4/24/2020	1,000,000	999,968

(ICE LIBOR USD 3 Month - 0.18%), 1.62%, 4/28/2020 (b)	1,250,000	1,250,000

(ICE LIBOR USD 3 Month - 0.12%), 1.63%, 5/5/2020 (b)	1,000,000	1,000,000

(ICE LIBOR USD 3 Month - 0.20%), 1.65%, 5/16/2020 (b)	1,800,000	1,800,000

(ICE LIBOR USD 3 Month - 0.20%), 1.65%, 5/16/2020 (b)	1,000,000	1,000,000

1.93%, 6/11/2020	1,500,000	1,500,000

1.93%, 6/12/2020	1,000,000	1,000,000

1.98%, 6/16/2020	1,425,000	1,425,000

1.63%, 6/30/2020	750,000	749,958

1.68%, 7/30/2020	1,250,000	1,249,980

1.69%, 7/30/2020	1,000,000	1,000,000

2.63%, 10/1/2020	204,930	206,083

FHLMC

(SOFR + 0.02%), 1.60%, 3/2/2020 (b)	1,500,000	1,500,000

(SOFR + 0.02%), 1.60%, 3/2/2020 (b)	1,180,000	1,180,000

(SOFR + 0.02%), 1.60%, 3/2/2020 (b)	645,000	645,000

(SOFR + 0.03%), 1.61%, 3/2/2020 (b)	875,000	875,000

(SOFR + 0.04%), 1.62%, 3/2/2020 (b)	925,000	925,000

(SOFR + 0.04%), 1.62%, 3/2/2020 (b)	650,000	650,000

Total U.S. Government Agency Securities (Cost $55,760,137)		55,760,137

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 8.1%

U.S. Treasury Floating Rate Notes

(US Treasury 3 Month Bill Money Market Yield + 0.14%), 1.65%, 3/2/2020 (b)	1,775,450	1,775,339

(US Treasury 3 Month Bill Money Market Yield + 0.30%), 1.81%, 3/2/2020 (b)	1,150,000	1,150,095

U.S. Treasury Notes 1.38%, 4/30/2020	390,000	389,698

1.38%, 5/31/2020	200,000	199,733

1.50%, 5/31/2020	500,000	499,550

1.63%, 6/30/2020	300,000	299,733

2.50%, 6/30/2020	700,000	701,522

1.50%, 7/15/2020	788,000	787,056

2.63%, 7/31/2020	1,499,832	1,504,719

1.38%, 8/31/2020	359,000	358,555

2.13%, 8/31/2020	345,665	346,515

2.63%, 8/31/2020	250,000	251,232

1.38%, 9/15/2020	150,000	149,800

2.00%, 9/30/2020	500,000	501,047

1.63%, 10/15/2020	357,214	357,177

1.38%, 10/31/2020	691,000	689,700

1.75%, 10/31/2020	672,000	672,399

2.88%, 10/31/2020	359,000	361,864

1.75%, 11/15/2020	62,000	62,039

2.63%, 11/15/2020	645,000	649,373

1.63%, 11/30/2020	330,000	329,952

2.00%, 11/30/2020	100,000	100,266

2.75%, 11/30/2020	285,000	287,328

1.88%, 12/15/2020	395,000	395,712

Total U.S. Treasury Obligations (Cost $12,820,404)		12,820,404

Total Investments — 96.0% (Cost $152,767,827)*		152,767,827
Other Assets Less Liabilities — 4.0%		6,434,265

NET ASSETS — 100.0%		159,202,092

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

Abbreviations

DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2020.
(c)	The rate shown is the effective yield as of February 29, 2020.
*	The cost of securities is substantially the same for federal income tax purposes.

Additional Investment Information:

[1] Agency Joint Trading Account I — At February 29, 2020, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of March 2, 2020, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$4,400,000	$4,400,590	$4,489,171

Repurchase Agreements — At February 29, 2020, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
BNP Paribas SA	1.61%	$1,400,000
TD Securities (USA) LLC	1.61%	1,000,000
Wells Fargo Securities LLC	1.61%	2,000,000

Total		$4,400,000

At February 29, 2020, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FFCB	1.59% - 3.98%	3/20/2020 - 4/5/2038
FHLB	0.00% - 4.10%	3/4/2020 - 3/16/2037
FHLMC	0.00% - 7.00%	5/1/2020 - 10/15/2058
FNMA	0.00% - 7.50%	10/30/2020 - 8/1/2058
GNMA	2.00% - 8.00%	9/15/2024 - 2/20/2050
Tennessee Valley Authority	1.88% - 7.13%	3/15/2020 - 9/15/2065
U.S. Treasury Securities	0.00% - 8.75%	5/15/2020 - 11/15/2046

[2] Agency Joint Trading Account II — At February 29, 2020, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of March 2, 2020, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$458,293	$458,354	$467,459

Repurchase Agreements — At February 29, 2020, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
Citibank NA	1.61%	$66,526
Citigroup Global Markets Holdings, Inc.	1.61%	73,919
Bofa Securities, Inc.	1.61%	317,848

Total		$458,293

At February 29, 2020, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FHLB	4.63% - 4.63%	6/12/2020 - 6/12/2020
FHLMC	2.50% - 10.50%	4/1/2020 - 2/1/2050
FNMA	2.00% - 8.50%	3/25/2020 - 10/1/2056
GNMA	2.00% - 9.00%	10/15/2021 - 10/20/2069
U.S. Treasury Securities	0.00% - 3.13%	5/15/2020 - 8/15/2046

[3] Agency Joint Trading Account III — At February 29, 2020, certain Funds had undivided interests in the Agency Joint Trading Account III with a maturity date of March 2, 2020, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$89,811	$89,823	$91,644

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	47

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

Repurchase Agreements — At February 29, 2020, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account III were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
BNP Paribas SA	1.61%	$89,811

At February 29, 2020, the Agency Joint Trading Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FHLMC	2.09% - 7.00%	3/15/2029 - 2/1/2050
FNMA	2.13% - 7.00%	9/1/2022 - 12/25/2049

[4] Treasury Joint Trading Account I — At February 29, 2020, certain Funds had undivided interests in the Treasury Joint Trading Account I with a maturity date of March 2, 2020, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$14,379	$14,381	$14,668

Repurchase Agreements — At February 29, 2020, the Principal Amounts of certain Funds’ interests in the Treasury Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
BNP Paribas SA	1.59%	$5,478
Citibank NA	1.59%	685
Wells Fargo Securities LLC	1.59%	8,216

Total		$14,379

At February 29, 2020, the Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.00% - 8.75%	2/29/2020 - 11/15/2049

[5] Treasury Joint Trading Account III — At February 29, 2020, certain Funds had undivided interests in the Treasury Joint Trading Account III with a maturity date of March 2, 2020, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Government Money Market Fund	$645,667	$645,753	$658,580

Repurchase Agreements — At February 29, 2020, the Principal Amounts of certain Funds’ interests in the Treasury Joint Trading Account III were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Government Money Market Fund
Credit Agricole Corporate and Investment Bank	1.59%	$383,910
Societe Generale SA	1.59%	261,757

Total		$645,667

At February 29, 2020, the Treasury Joint Trading Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.00% - 5.25%	3/3/2020 - 2/15/2049

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 59.4%

Bank of Montreal, 1.60%, dated 2/28/2020, due 3/6/2020, repurchase price $250,078, collateralized by U.S. Treasury Securities, 0.00% - 3.13%, due 8/20/2020 - 5/15/2048, with a value of $256,020.	250,000	250,000

BNP Paribas SA, 1.63%, dated 2/28/2020, due 3/3/2020, repurchase price $1,000,181, collateralized by U.S. Treasury Securities, 0.00% - 7.50%, due 3/12/2020 - 8/15/2049, with a value of $1,024,203.	1,000,000	1,000,000

BNP Paribas SA, 1.60%, dated 2/28/2020, due 4/14/2020, repurchase price $250,511, collateralized by U.S. Treasury Securities, 0.00% - 8.75%, due 4/14/2020 - 8/15/2049, with a value of $256,031.	250,000	250,000

Bofa Securities, Inc., 1.59%, dated 2/28/2020, due 3/2/2020, repurchase price $1,000,133, collateralized by U.S. Treasury Securities, 0.00% - 5.00%, due 5/31/2020 - 8/15/2048, with a value of $1,020,000.	1,000,000	1,000,000

Citigroup Global Markets Holdings, Inc., 1.57%, dated 2/28/2020, due 3/6/2020, repurchase price $950,290, collateralized by U.S. Treasury Securities, 0.75% - 3.63%, due 1/31/2021 - 2/15/2047, with a value of $969,000.	950,000	950,000

Deutsche Bank Securities, Inc., 1.59%, dated 2/28/2020, due 3/2/2020, repurchase price $499,804, collateralized by U.S. Treasury Securities, 0.00%, due 5/15/2020 - 11/15/2049, with a value of $509,733.	499,738	499,738

Fixed Income Clearing Corp., 1.59%, dated 2/28/2020, due 3/2/2020, repurchase price $750,099, collateralized by U.S. Treasury Securities, 0.13% - 3.00%, due 7/15/2026 - 8/15/2046, with a value of $765,000.	750,000	750,000

Fixed Income Clearing Corp., 1.59%, dated 2/28/2020, due 3/2/2020, repurchase price $1,500,199, collateralized by U.S. Treasury Securities, 1.50% - 3.13%, due 2/15/2021 - 2/15/2046, with a value of $1,530,000.	1,500,000	1,500,000

Fixed Income Clearing Corp., 1.60%, dated 2/28/2020, due 3/2/2020, repurchase price $500,067, collateralized by U.S. Treasury Securities, 0.38% - 1.75%, due 12/31/2026 - 1/15/2027, with a value of $510,003.	500,000	500,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Fixed Income Clearing Corp., 1.60%, dated 2/28/2020, due 3/2/2020, repurchase price $750,100, collateralized by U.S. Treasury Securities, 3.13% - 3.38%, due 5/15/2044 - 8/15/2044, with a value of $765,002.	750,000	750,000

Fixed Income Clearing Corp., 1.60%, dated 2/28/2020, due 3/2/2020, repurchase price $1,000,133, collateralized by U.S. Treasury Securities, 0.38% - 2.88%, due 3/31/2025 - 7/15/2025, with a value of $1,020,005.	1,000,000	1,000,000

HSBC Securities USA, Inc., 1.59%, dated 2/28/2020, due 3/2/2020, repurchase price $265,035, collateralized by U.S. Treasury Securities, 0.00% - 4.50%, due 8/15/2039 - 11/15/2045, with a value of $270,336.	265,000	265,000

HSBC Securities USA, Inc., 1.59%, dated 2/28/2020, due 3/6/2020, repurchase price $500,155, collateralized by U.S. Treasury Securities, 0.00% - 4.50%, due 9/30/2022 - 2/15/2050, with a value of $510,158.	500,000	500,000

J.P. Morgan Securities LLC, 1.59%, dated 2/28/2020, due 3/2/2020, repurchase price $250,033, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 7/15/2020 - 11/15/2048, with a value of $255,034.	250,000	250,000

Natixis SA, 1.59%, dated 2/28/2020, due 3/2/2020, repurchase price $1,000,133, collateralized by U.S. Treasury Securities, 0.00% - 5.50%, due 3/19/2020 - 2/15/2050, with a value of $1,020,135.	1,000,000	1,000,000

Natixis SA, 1.57%, dated 2/28/2020, due 3/6/2020, repurchase price $1,700,519, collateralized by U.S. Treasury Securities, 0.00% - 5.50%, due 3/19/2020 - 2/15/2050, with a value of $1,740,882.	1,700,000	1,700,000

Natwest Markets Securities, Inc., 1.59%, dated 2/28/2020, due 3/2/2020, repurchase price $350,046, collateralized by U.S. Treasury Securities, 1.50% - 8.75%, due 8/15/2020 - 9/30/2024, with a value of $357,047.	350,000	350,000

Norinchukin Bank (The), 1.68%, dated 2/28/2020, due 3/10/2020, repurchase price $200,103, collateralized by U.S. Treasury Securities, 2.00% - 3.63%, due 11/15/2026 - 4/15/2028, with a value of $202,868.	200,000	200,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	49

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued

Norinchukin Bank (The), 1.70%, dated 2/28/2020, due 3/23/2020, repurchase price $250,283, collateralized by U.S. Treasury Securities, 2.00% - 3.63%, due 11/15/2026 - 4/15/2028, with a value of $253,585.	250,000	250,000

Norinchukin Bank (The), 1.60%, dated 2/28/2020, due 4/14/2020, repurchase price $250,511, collateralized by U.S. Treasury Securities, 2.00% - 3.63%, due 11/15/2026 - 4/15/2028, with a value of $253,585.	250,000	250,000

Societe Generale SA, 1.60%, dated 2/28/2020, due 4/9/2020, repurchase price $300,547, collateralized by U.S. Treasury Securities, 0.00% - 8.00%, due 3/3/2020 - 2/15/2050, with a value of $306,000.	300,000	300,000

Sumitomo Mitsui Banking Corp., 1.59%, dated 2/28/2020, due 3/2/2020, repurchase price $2,500,331, collateralized by U.S. Treasury Securities, 1.50% - 2.88%, due 10/31/2020 - 8/31/2025, with a value of $2,554,144.	2,500,000	2,500,000

Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 1.59%, dated 2/28/2020, due 3/2/2020, repurchase price $1,935,256. [1]	1,935,000	1,935,000

Treasury Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 1.59%, dated 2/28/2020, due 3/2/2020, repurchase price $538,143. [3]	538,072	538,072

Total Repurchase Agreements (Cost $18,487,810)		18,487,810

U.S. Treasury Obligations — 21.8%

U.S. Treasury Floating Rate Notes

(US Treasury 3 Month Bill Money Market Yield + 0.12%), 1.63%, 3/2/2020 (b)	800,000	799,938

(US Treasury 3 Month Bill Money Market Yield + 0.14%), 1.65%, 3/2/2020 (b)	700,000	699,790

(US Treasury 3 Month Bill Money Market Yield + 0.22%), 1.73%, 3/2/2020 (b)	400,000	399,814

(US Treasury 3 Month Bill Money Market Yield + 0.30%), 1.81%, 3/2/2020 (b)	150,000	150,000

U.S. Treasury Notes

2.25%, 3/31/2020	200,000	200,058

1.13%, 4/30/2020	48,000	47,944

1.38%, 4/30/2020	67,000	66,923

2.38%, 4/30/2020	346,000	346,299

1.50%, 7/15/2020	100,000	99,880

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

1.63%, 7/31/2020	50,000	49,990

2.00%, 7/31/2020	585,000	585,875

2.63%, 7/31/2020	518,000	519,740

1.38%, 8/31/2020	350,000	349,219

2.13%, 8/31/2020	100,000	100,246

1.38%, 9/15/2020	541,000	540,301

1.63%, 10/15/2020	375,469	375,430

1.38%, 10/31/2020	171,000	170,675

1.75%, 10/31/2020	122,000	122,079

1.75%, 11/15/2020	150,000	150,095

2.63%, 11/15/2020	691,000	695,708

1.63%, 11/30/2020	27,998	27,998

2.00%, 11/30/2020	170,000	170,430

2.75%, 11/30/2020	116,000	116,938

Total U.S. Treasury Obligations (Cost $6,785,370)		6,785,370

Short-Term Investments — 13.6%

U.S. Treasury Obligations — 13.6%

U.S. Treasury Bills 1.55%, 3/10/2020 (c)	2,133,000	2,132,172

1.59%, 3/12/2020 (c)	1,744,000	1,743,153

1.69%, 4/9/2020 (c)	350,000	349,360

Total U.S. Treasury Obligations (Cost $4,224,685)		4,224,685

Total Short-term Investments (Cost $4,224,685)		4,224,685

Total Investments — 94.8% (Cost $29,497,865)*		29,497,865
Other Assets Less Liabilities — 5.2%		1,619,835

NET ASSETS — 100.0%		31,117,700

Percentages indicated are based on net assets.

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2020.
(c)	The rate shown is the effective yield as of February 29, 2020.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

Additional Investment Information:

[1] Treasury Joint Trading Account I — At February 29, 2020, certain Funds had undivided interests in the Treasury Joint Trading Account I with a maturity date of March 2, 2020, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Treasury Plus Money Market Fund	$1,935,000	$1,935,256	$1,973,949

Repurchase Agreements — At February 29, 2020, the Principal Amounts of certain Funds’ interests in the Treasury Joint Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Treasury Plus Money Market Fund
BNP Paribas SA	1.59%	$737,143
Citibank NA	1.59%	92,143
Wells Fargo Securities LLC	1.59%	1,105,714

Total		$1,935,000

At February 29, 2020, the Treasury Joint Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.00% - 8.75%	2/29/2020 - 11/15/2049

[3] Treasury Joint Trading Account III — At February 29, 2020, certain Funds had undivided interests in the Treasury Joint Trading Account III with a maturity date of March 2, 2020, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan U.S. Treasury Plus Money Market Fund	$538,072	$538,143	$548,833

Repurchase Agreements — At February 29, 2020, the Principal Amounts of certain Funds’ interests in the Treasury Joint Account III were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan U.S. Treasury Plus Money Market Fund
Credit Agricole Corporate and Investment Bank	1.59%	$319,935
Societe Generale SA	1.59%	218,137

Total		$538,072

At February 29, 2020, the Treasury Joint Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.00% - 5.25%	3/3/2020 - 2/15/2049

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	51

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	Value ($000)

U.S. Government Agency Securities — 70.5%

FFCB

(US Federal Funds Effective Rate (continuous series) + 0.11%), 1.69%, 3/2/2020 (b)	42,000	41,997

(US Federal Funds Effective Rate (continuous series) + 0.13%), 1.71%, 3/2/2020 (b)	25,000	25,000

(Federal Reserve Bank Prime Loan Rate US - 2.96%), 1.79%, 3/2/2020 (b)	50,000	50,000

(US Treasury 3 Month Bill Money Market Yield + 0.30%), 1.81%, 3/2/2020 (b)	30,000	30,000

(Federal Reserve Bank Prime Loan Rate US - 2.93%), 1.82%, 3/2/2020 (b)	25,000	25,000

(ICE LIBOR USD 1 Month - 0.01%), 1.65%, 3/15/2020 (b)	50,000	49,994

FHLB

(SOFR + 0.02%), 1.60%, 3/2/2020 (b)	20,000	20,000

(SOFR + 0.03%), 1.60%, 3/2/2020 (b)	25,000	25,000

(SOFR + 0.10%), 1.68%, 3/2/2020 (b)	25,000	25,000

DN, 1.55%, 3/5/2020 (c)	100,000	99,983

DN, 1.55%, 3/6/2020 (c)	136,280	136,251

DN, 1.55%, 3/11/2020 (c)	54,771	54,747

DN, 1.54%, 3/13/2020 (c)	15,000	14,992

DN, 1.57%, 3/16/2020 (c)	100,000	99,935

DN, 1.56%, 3/18/2020 (c)	99,100	99,027

DN, 1.56%, 3/25/2020 (c)	100,000	99,896

DN, 1.56%, 4/3/2020 (c)	150,000	149,786

DN, 1.56%, 4/8/2020 (c)	100,000	99,836

DN, 1.56%, 4/13/2020 (c)	179,850	179,516

DN, 1.57%, 4/15/2020 (c)	26,400	26,348

DN, 1.57%, 4/17/2020 (c)	89,650	89,467

DN, 1.56%, 4/22/2020 (c)	103,702	103,469

DN, 1.57%, 4/27/2020 (c)	100,000	99,751

DN, 1.57%, 5/1/2020 (c)	100,000	99,734

DN, 1.57%, 5/6/2020 (c)	100,000	99,712

DN, 1.58%, 5/8/2020 (c)	100,000	99,703

DN, 1.57%, 5/13/2020 (c)	74,500	74,264

(ICE LIBOR USD 3 Month - 0.20%), 1.65%, 5/16/2020 (b)	50,000	50,000

DN, 1.57%, 6/10/2020 (c)	19,000	18,917

1.93%, 6/11/2020	25,000	25,000

1.98%, 6/16/2020	50,000	50,000

Total U.S. Government Agency Securities (Cost $2,162,325)		2,162,325

U.S. Treasury Obligations — 11.1%

U.S. Treasury Floating Rate Notes

(US Treasury 3 Month Bill Money Market Yield + 0.04%), 1.55%, 3/2/2020 (b)	25,000	24,993

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(US Treasury 3 Month Bill Money Market Yield + 0.12%), 1.63%, 3/2/2020 (b)	75,000	74,992

(US Treasury 3 Month Bill Money Market Yield + 0.22%), 1.73%, 3/2/2020 (b)	40,000	40,003

U.S. Treasury Notes

1.63%, 6/30/2020	50,000	50,003

1.63%, 7/31/2020	50,000	49,990

2.63%, 8/31/2020	25,000	25,118

2.00%, 9/30/2020	25,000	25,054

2.63%, 11/15/2020	50,000	50,343

Total U.S. Treasury Obligations (Cost $340,496)		340,496

Short-Term Investments — 17.9%

U.S. Treasury Obligations — 17.9%

U.S. Treasury Bills

1.54%, 3/10/2020 (c)	300,000	299,884

1.50%, 3/24/2020 (c)	100,000	99,904

1.53%, 3/31/2020 (c)	100,000	99,873

1.56%, 4/14/2020 (c)	50,000	49,905

Total U.S. Treasury Obligations (Cost $549,566)		549,566

Total Short-Term Investments (Cost $549,566)		549,566

Total Investments — 99.5% (Cost $3,052,387)*		3,052,387
Other Assets Less Liabilities — 0.5%		16,294

NET ASSETS — 100.0%		3,068,681

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2020.
(c)	The rate shown is the effective yield as of February 29, 2020.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — 30.5%

U.S. Treasury Floating Rate Notes

(US Treasury 3 Month Bill Money Market Yield + 0.03%), 1.54%, 3/2/2020 (b)	1,593,400	1,593,386

(US Treasury 3 Month Bill Money Market Yield + 0.04%), 1.55%, 3/2/2020 (b)	1,207,775	1,207,761

(US Treasury 3 Month Bill Money Market Yield + 0.05%), 1.56%, 3/2/2020 (b)	1,625,000	1,624,753

(US Treasury 3 Month Bill Money Market Yield + 0.12%), 1.63%, 3/2/2020 (b)	1,974,400	1,974,154

(US Treasury 3 Month Bill Money Market Yield + 0.14%), 1.65%, 3/2/2020 (b)	1,750,000	1,749,619

(US Treasury 3 Month Bill Money Market Yield + 0.15%), 1.67%, 3/2/2020 (b)	710,000	709,916

(US Treasury 3 Month Bill Money Market Yield + 0.22%), 1.73%, 3/2/2020 (b)	1,400,000	1,399,919

(US Treasury 3 Month Bill Money Market Yield + 0.30%), 1.81%, 3/2/2020 (b)	300,000	300,000

U.S. Treasury Notes

1.38%, 3/31/2020	1,000,000	999,622

2.25%, 3/31/2020	570,000	570,068

1.50%, 5/31/2020	200,000	199,924

1.88%, 6/30/2020	262,000	262,035

2.50%, 6/30/2020	242,000	242,527

1.50%, 7/15/2020	86,000	85,945

1.63%, 7/31/2020	100,000	99,981

2.00%, 7/31/2020	110,000	110,147

2.63%, 8/15/2020	1,007,500	1,011,862

1.38%, 8/31/2020	300,657	300,226

2.13%, 8/31/2020	682,800	684,409

2.63%, 8/31/2020	1,083,610	1,088,751

1.38%, 9/30/2020	170,000	169,736

2.00%, 9/30/2020	125,000	125,271

1.38%, 10/31/2020	400,000	399,290

2.88%, 10/31/2020	835,000	841,708

1.75%, 11/15/2020	100,000	100,073

2.63%, 11/15/2020	1,330,000	1,339,063

1.63%, 11/30/2020	196,772	196,728

2.00%, 11/30/2020	522,000	523,324

1.75%, 12/31/2020	249,000	249,224

Total U.S. Treasury Obligations (Cost $20,159,422)		20,159,422

Short-Term Investments — 71.8%

U.S. Treasury Obligations — 71.8%

U.S. Treasury Bills

1.55%, 3/3/2020 (c)	2,950,000	2,949,747

1.54%, 3/10/2020 (c)	10,700,000	10,695,884

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

1.83%, 3/12/2020 (c)	3,075,000	3,073,279

1.55%, 3/17/2020 (c)	5,000,000	4,996,565

1.57%, 3/24/2020 (c)	5,500,000	5,494,489

1.77%, 3/26/2020 (c)	400,000	399,509

1.10%, 3/31/2020 (c)	8,430,000	8,419,345

1.55%, 4/7/2020 (c)	5,000,000	4,992,035

1.56%, 4/9/2020 (c)	1,000,000	998,313

1.56%, 4/14/2020 (c)	500,000	499,049

1.55%, 5/14/2020 (c)	5,000,000	4,984,069

Total U.S. Treasury Obligations (Cost $47,502,284)		47,502,284

Total Short-Term Investments (Cost $47,502,284)		47,502,284

Total Investments — 102.3% (Cost $67,661,706)*		67,661,706
Liabilities in Excess of Other Assets — (2.3)%		(1,544,037)

NET ASSETS — 100.0%		66,117,669

Percentages indicated are based on net assets.

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2020.
(c)	The rate shown is the effective yield as of February 29, 2020.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	53

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 69.9%

Alabama — 0.4%

East Alabama Health Care Authority, Health Care Facilities Series B, Rev., VRDO, 1.16%, 3/6/2020 (b)	29,369	29,369

Mobile County IDA, PCR, ExxonMobil Project Rev., VRDO, 1.20%, 3/2/2020 (b)	1,425	1,425

Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA LLC Project

Series A, Rev., VRDO, LOC: Bank of America NA, 1.17%, 3/6/2020 (b) (c)	6,970	6,970

Series B, Rev., VRDO, LOC: Societe Generale, 1.19%, 3/6/2020 (b) (c)	4,970	4,970

Tender Option Bond Trust Receipts/Certificates Series 2018-ZF2770, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.18%, 3/6/2020 (b) (c)	9,000	9,000

		51,734

Alaska — 0.4%

Alaska Housing Finance Corp., Home Mortgage

Series A, Rev., VRDO, LIQ: FHLB, 1.13%, 3/6/2020 (b)	14,085	14,085

Series B, Rev., VRDO, LIQ: FHLB, 1.13%, 3/6/2020 (b)	14,085	14,085

Alaska Housing Finance Corp., Various, Governmental Purpose Series A, Rev., VRDO, LIQ: FHLB, 1.15%, 3/6/2020 (b)	22,885	22,885

City of Valdez, Exxonmobil Project

Rev., VRDO, 1.18%, 3/2/2020 (b)	2,750	2,750

		53,805

Arizona — 0.7%

Arizona Health Facilities Authority, Catholic Healthcare West Loan 2008 Series B, Rev., VRDO, LOC: Barclays Bank plc, 1.18%, 3/6/2020 (b)	3,680	3,680

Arizona State University Series A, Rev., VRDO, 1.10%, 3/6/2020 (b)	14,750	14,750

Maricopa County Industrial Development Authority, Banner Health Series 2019E, Rev., VRDO, 1.14%, 3/6/2020 (b)	35,800	35,800

Salt River Pima-Maricopa Indian Community Rev., VRDO, LOC: Bank of America NA, 1.19%, 3/6/2020 (b)	30,330	30,330

Tender Option Bond Trust Receipts/Certificates Series 2019-BAML8004, Rev., VRDO, LIQ: Bank of America NA, 1.23%, 3/6/2020 (b) (c)	15,000	15,000

		99,560

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — 1.2%

California Pollution Control Financing Authority, Solid Waste Disposal, Recology, Inc. Project Series A, Rev., VRDO, LOC: Bank of America NA, 1.18%, 3/6/2020 (b)	10,185	10,185

City and County of San Francisco, Multi-Family Housing, Transbay Block 8 Tower Apartments

Series H-1, Rev., VRDO, LOC: Bank of China, 1.19%, 3/6/2020 (b)	4,640	4,640

Series H-2, Rev., VRDO, LOC: Bank of China, 1.20%, 3/6/2020 (b)	73,145	73,145

County of Sacramento, Special Facilities Apartment, Cessna Aircraft Co. Project Rev., VRDO, LOC: Bank of America NA, 1.20%, 3/6/2020 (b)	5,800	5,800

Tender Option Bond Trust Receipts/Certificates

Series 2019-XG0248, Rev., VRDO, LIQ: Bank of America NA, 1.15%, 3/6/2020 (b) (c)	3,000	3,000

Series XF0568, Rev., VRDO, LIQ: Bank of America NA, 1.15%, 3/6/2020 (b) (c)	9,000	9,000

Series 2016-XF2322, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.18%, 3/6/2020 (b) (c)	7,500	7,500

Series 2018-BAML0005, Rev., VRDO, FHLMC, LIQ: Bank of America NA, 1.25%, 3/6/2020 (b) (c)	35,480	35,480

		148,750

Colorado — 2.2%

City of Colorado Springs, Utilities System

Series C, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 1.15%, 3/6/2020 (b)	17,250	17,250

Series A, Rev., VRDO, LIQ: U.S. Bank NA, 1.18%, 3/6/2020 (b)	11,445	11,445

Colorado Educational and Cultural Facilities Authority, Nature Conservancy Project Series 2012, Rev., VRDO, 1.18%, 3/6/2020 (b)	42,080	42,080

Colorado Housing and Finance Authority, Single Family Mortgage Series 2019 D, Class I, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 1.15%, 3/6/2020 (b)	22,500	22,500

Colorado State Education Loan Program Series 2019A, Rev., TRAN, 3.00%, 6/29/2020	45,000	45,257

County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Rev., VRDO, FHLMC, LOC: FHLMC, 1.18%, 3/6/2020 (b)	13,765	13,765

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Colorado — continued

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-24, GO, VRDO, LOC: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	12,500	12,500

University of Colorado Hospital Authority

Series 2018-C, Rev., VRDO, LIQ: TD Bank NA, 1.10%, 3/6/2020 (b)	30,000	30,000

Rev., VRDO, 1.14%, 3/6/2020 (b)	38,380	38,380

Rev., VRDO, 1.14%, 3/6/2020 (b)	44,500	44,500

		277,677

Connecticut — 1.5%

Connecticut Housing Finance Authority

Subseries F2, Rev., VRDO, LIQ: State Street Bank & Trust, 1.15%, 3/6/2020 (b)	13,000	13,000

Series A, Subseries A-2, Rev., VRDO, AMT, LIQ: U.S. Bank NA, 1.17%, 3/6/2020 (b)	9,200	9,200

Connecticut Housing Finance Authority, Housing Mortgage Finance Program

Subseries B-3, Rev., VRDO, LIQ: Royal Bank of Canada, 1.15%, 3/6/2020 (b)	10,000	10,000

Subseries F-5, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 1.16%, 3/6/2020 (b)	48,200	48,200

Subseries A-3, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 1.20%, 3/6/2020 (b)	20,335	20,335

Series D, Subseries D-3, Rev., VRDO, AMT, LIQ: Sumitomo Mitsui Banking Corp., 1.26%, 3/6/2020 (b)	32,930	32,930

Subseries D-3, Rev., VRDO, AMT, LIQ: Sumitomo Mitsui Banking Corp., 1.26%, 3/6/2020 (b)	20,615	20,615

State of Connecticut, Health and Educational Facilities Authority, Yale New Haven Hospital Issue

Series O, Rev., VRDO, 1.16%, 3/6/2020 (b)	21,000	21,000

Tender Option Bond Trust Receipts/Certificates

Series G-3, GO, VRDO, LOC: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	5,000	5,000

		180,280

District of Columbia — 2.7%

District of Columbia, Georgetown University

Series 2007 C-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.15%, 3/6/2020 (b)	22,525	22,525

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — continued

Series C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.15%, 3/6/2020 (b)	33,055	33,055

District of Columbia, Medlantic/Helix Issue, Tranche II Series A, Rev., VRDO, LOC: TD Bank NA, 1.08%, 3/6/2020 (b)	21,610	21,610

District of Columbia, The Pew Charitable Trust Series A, Rev., VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	92,755	92,755

District of Columbia, Water and Sewer Authority, Public Utility Subordinated Lien Multimodal, Weekly Rate Period Series B, Subseries B-1, Rev., VRDO, LIQ: TD Bank NA, 1.16%, 3/6/2020 (b)	22,510	22,510

Metropolitan Washington Airports Authority, Airport System

Series A, Subseries A-1, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.18%, 3/6/2020 (b)	50,215	50,215

Series D, Subseries D-2, Rev., VRDO, LOC: TD Bank NA, 1.18%, 3/6/2020 (b)	12,625	12,625

RBC Municipal Products, Inc. Trust, Floater Certificates Series E-108, GO, VRDO, LOC: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	50,000	50,000

Tender Option Bond Trust Receipts/Certificates

Series 2019-XF0853, Rev., VRDO, LOC: TD Bank NA, 1.19%, 3/6/2020 (b) (c)	25,690	25,690

Series 2019-XG0267, Rev., VRDO, LOC: Bank of America NA, 1.20%, 3/6/2020 (b) (c)	10,110	10,110

		341,095

Florida — 1.3%

City of Jacksonville, Florida Power and Light Co., Project Rev., VRDO, 1.21%, 3/2/2020 (b)	17,290	17,290

County of Miami-Dade, Juvenile Courthouse Series B, Rev., VRDO, AMBAC, LOC: TD Bank NA, 1.08%, 3/6/2020 (b)	5,000	5,000

County of Miami-Dade, Seaport Department Series A, Rev., VRDO, LOC: PNC Bank NA, 1.18%, 3/6/2020 (b)	20,000	20,000

Florida Gulf Coast University Financing Corp., Housing Project Series A, Rev., VRDO, LOC: TD Bank NA, 1.12%, 3/6/2020 (b)	15,465	15,465

Highlands County Health Facilities Authority, Adventist Health System Series A, Rev., VRDO, 1.15%, 3/6/2020 (b)	14,350	14,350

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	55

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group

Series I-2, Rev., VRDO, 1.12%, 3/6/2020 (b)	27,800	27,800

Series 2012I, Rev., VRDO, 1.15%, 3/6/2020 (b)	30,300	30,300

Series I-1, Rev., VRDO, 1.15%, 3/6/2020 (b)	25,665	25,665

Palm Beach County Multi-Family Housing Finance Authority, Renaissance Apartments Series A, Rev., VRDO, AMT, FNMA, LOC: FNMA, 1.17%, 3/6/2020 (b)	8,380	8,380

Tender Option Bond Trust Receipts/Certificates Series 2019-XF2817, Rev., VRDO, LIQ: Barclays Bank plc, 1.18%, 3/6/2020 (b) (c)	6,400	6,400

		170,650

Georgia — 1.5%

Brookhaven Development Authority, Children’s Healthcare Series D, Rev., VRDO, LIQ: PNC Bank NA, 1.17%, 3/6/2020 (b)	43,000	43,000

Development Authority of Burke County (The), Oglethorpe Power Corp. Vogtle Project Series 2010-A, Rev., VRDO, LOC: Bank of America NA, 1.18%, 3/6/2020 (b)	17,115	17,115

Development Authority of Monroe County (The), Florida Power and Light Co., Project

Rev., VRDO, AMT, 1.22%, 3/2/2020 (b)	20,925	20,925

Rev., VRDO, AMT, 1.27%, 3/2/2020 (b)	48,340	48,340

Fulton County Development Authority, Children’s Healthcare
Rev., VRDO, LIQ: PNC Bank NA, 1.17%, 3/6/2020 (b)	43,750	43,750

Georgia Municipal Electric Authority, Project One Series 2008-B, Rev., VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	13,250	13,250

Griffin-Spaulding County Development Authority, Industrial Development, Norcom, Inc. Project Rev., VRDO, LOC: Bank of America NA, 1.25%, 3/6/2020 (b)	1,490	1,490

Tender Option Bond Trust Receipts/Certificates

Series 2017-ZF0589, Rev., VRDO, LIQ: Bank of America NA, 1.19%, 3/6/2020 (b) (c)	3,750	3,750

Series 2018-ZF0656, Rev., VRDO, LIQ: Bank of America NA, 1.19%, 3/6/2020 (b) (c)	7,500	7,500

		199,120

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hawaii — 0.1%

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-13, GO, VRDO, LOC: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	20,000	20,000

Idaho — 0.4%

City of Coeur d’Alene Rev., VRDO, LOC: Bank of America NA, 1.25%, 3/6/2020 (b)	2,475	2,475

State of Idaho GO, TAN, 3.00%, 6/30/2020	50,000	50,278

		52,753

Illinois — 3.9%

Chicago O’Hare International Airport, Third Lien Series 2005D, Rev., VRDO, LOC: Barclays Bank plc, 1.18%, 3/6/2020 (b)	77,200	77,200

City of Galesburg, Knox College Project Series 1996, Rev., VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	4,300	4,300

County of Lake, A L Hansen Manufacturing Co. Project Rev., VRDO, LOC: BMO Harris Bank NA, 1.20%, 3/6/2020 (b)	730	730

County of Lake, Multi-Family Housing, Whispering Oaks Apartments Project Rev., VRDO, FHLMC, LIQ: FHLMC, 1.17%, 3/6/2020 (b)	21,500	21,500

Illinois Educational Facilities Authority, Columbia College Chicago Rev., VRDO, LOC: BMO Harris Bank NA, 1.15%, 3/6/2020 (b)	3,890	3,890

Illinois Educational Facilities Authority, The Adler Planetarium Rev., VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	8,000	8,000

Illinois Finance Authority, Advocate Healthcare Network Subseries C-3A, Rev., VRDO, LIQ: Northern Trust Co., 1.17%, 3/6/2020 (b)	17,150	17,150

Illinois Finance Authority, Bradley University

Series A, Rev., VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	28,385	28,385

Series B, Rev., VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	12,790	12,790

Illinois Finance Authority, Chicago Historical Society Rev., VRDO, LOC: BMO Harris Bank NA, 1.18%, 3/6/2020 (b)	47,025	47,025

Illinois Finance Authority, Chicago Symphony Orchestra Series 2008, Rev., VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	73,015	73,015

Illinois Finance Authority, College 2005 Rev., VRDO, LOC: U.S. Bank NA, 1.13%, 3/6/2020 (b)	4,370	4,370

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Illinois — continued

Illinois Finance Authority, Hospital Sisters Services, Inc., Obligated Group Series 2012-G, Rev., VRDO, LOC: Bank of Montreal, 1.15%, 3/6/2020 (b)	20,945	20,945

Illinois Finance Authority, Mccormick Theological Series 2001-B, Rev., VRDO, LOC: Northern Trust Co., 1.14%, 3/6/2020 (b)	15,250	15,250

Illinois Finance Authority, Northwestern Memorial Hospital

Series 2007A-2, Rev., VRDO, LIQ: U.S. Bank NA, 1.16%, 3/2/2020 (b)	5,595	5,595

Series 2007A-4, Rev., VRDO, LIQ: U.S. Bank NA, 1.16%, 3/2/2020 (b)	7,700	7,700

Series A-1, Rev., VRDO, 1.15%, 3/6/2020 (b)	15,000	15,000

Illinois Finance Authority, St. Ignatius College Preparation Project Rev., VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	13,000	13,000

Illinois Finance Authority, The University of Chicago Medical Center Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.18%, 3/6/2020 (b)	38,820	38,820

Illinois Finance Authority, The Wbez Alliance, Inc., Project Rev., VRDO, LOC: BMO Harris Bank NA, 1.15%, 3/6/2020 (b)	15,000	15,000

Illinois Housing Development Authority, Alden Gardens Bloomingdale Rev., VRDO, LOC: BMO Harris Bank NA, 1.15%, 3/6/2020 (b)	7,570	7,570

Illinois Housing Development Authority, Homeowner Mortgage

Series 2018-A-2, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: FHLB, 1.17%, 3/6/2020 (b)	12,500	12,500

Series C-3, Rev., VRDO, AMT, LIQ: FHLB, 1.30%, 3/6/2020 (b)	5,200	5,200

Illinois Housing Development Authority, Multi-Family Housing, Prairie Station Apartments Rev., VRDO, FNMA, LIQ: FNMA, 1.21%, 3/6/2020 (b)	17,900	17,900

Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services Rev., VRDO, LOC: Wells Fargo Bank NA, 1.18%, 3/6/2020 (b)	21,300	21,300

Village of Justice, Multi-Family Housing, Candlewood Apartments Project Rev., VRDO, FNMA, LOC: FNMA, 1.21%, 3/6/2020 (b)	9,000	9,000

		503,135

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — 0.9%

Indiana Finance Authority, Ascension Health Senior Credit Group

Rev., VRDO, 1.13%, 3/6/2020 (b)	19,750	19,750

Series 2008E-8, Rev., VRDO, 1.17%, 3/6/2020 (b)	15,450	15,450

Indiana Finance Authority, Duke Energy Indiana, Inc., Project Series A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.20%, 3/6/2020 (b)	30,610	30,610

Indiana Finance Authority, Educational Facilities, Depauw University Project Series A, Rev., VRDO, LOC: BMO Harris Bank NA, 1.12%, 3/6/2020 (b)	4,910	4,910

Indiana Finance Authority, Stadium Project Series 2005A-1, Rev., VRDO, LIQ: Bank of America NA, 1.21%, 3/6/2020 (b)	21,645	21,645

Indiana Health and Educational Facilities Financing Authority, Community Hospital Lagrange County Series A, Rev., VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	16,185	16,185

Indiana State Finance Authority, Lease Appropriation, Stadium Project Series A, Rev., VRDO, 1.14%, 3/6/2020 (b)	13,620	13,620

		122,170

Iowa — 1.1%

Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project

Rev., VRDO, 1.18%, 3/6/2020 (b)	48,015	48,015

Rev., VRDO, 1.18%, 3/6/2020 (b)	36,750	36,750

Iowa Finance Authority, Midwestern Disaster Area, Chrisbro III, Inc. Project Series 2011, Rev., VRDO, LOC: Great Western Bank, 1.17%, 3/6/2020 (b)	5,890	5,890

Iowa Finance Authority, Multi-Family Housing Series A, Rev., VRDO, AMT, LIQ: Wells Fargo Bank NA, 1.20%, 3/6/2020 (b)	11,130	11,130

Iowa Finance Authority, Single Family Mortgage-Backed Securities Program

Series 2020B, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 1.12%, 3/6/2020 (b)	7,500	7,500

Series B, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: U.S. Bank NA, 1.13%, 3/6/2020 (b)	10,000	10,000

Iowa Finance Authority, Solid Waste Facilities, Midamerican Energy Co. Project Rev., VRDO, AMT, 1.18%, 3/6/2020 (b)	17,500	17,500

Iowa Finance Authority, Trinity Health Series D, Rev., VRDO, 1.17%, 3/6/2020 (b)	6,740	6,740

		143,525

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	57

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Kansas — 0.6%

City of Wichita Series 298, GO, 4.00%, 10/15/2020	64,390	65,459

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-23, GO, VRDO, LOC: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	12,500	12,500

		77,959

Kentucky — 0.9%

Boyle County, Centre College Project Series A, Rev., VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	34,035	34,035

Louisville and Jefferson County Metropolitan Sewer and Drainage District Rev., BAN, 3.00%, 10/23/2020	35,000	35,363

Louisville Regional Airport Authority, Special Facilities, UPS Worldwide Forwarding Series A, Rev., VRDO, 1.31%, 3/2/2020 (b)	15,000	15,000

Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc. Series 2013C, Rev., VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	20,900	20,900

		105,298

Louisiana — 0.5%

East Baton Rouge Parish Industrial Development Board, Inc., Exxonmobile Project, Gulf Opportunity Zone Series 2010B, Rev., VRDO, 1.18%, 3/2/2020 (b)	19,400	19,400

Louisiana Public Facilities Authority, Multi-Family Housing, River View Rev., VRDO, FHLMC, LOC: FHLMC, 1.16%, 3/6/2020 (b)	11,200	11,200

State of Louisiana, Gas and Fuels Tax Series 2016-XG0035, Rev., VRDO, LIQ: Citibank NA, 1.18%, 3/6/2020 (b) (c)	7,240	7,240

Tender Option Bond Trust Receipts/Certificates Series 2018-BAML7002, Rev., VRDO, LOC: Bank of America NA, 1.20%, 3/6/2020 (b) (c)	15,000	15,000

		52,840

Maine — 0.2%

Maine State Housing Authority

Series B2, Rev., VRDO, AMT, LIQ: Bank of America NA, 1.22%, 3/6/2020 (b)	14,000	14,000

Series G, Rev., VRDO, AMT, LIQ: Bank of America NA, 1.22%, 3/6/2020 (b)	10,165	10,165

		24,165

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — 1.0%

County of Montgomery, CHE Trinity Health Credit Group Series MD, Rev., VRDO, 1.12%, 6/1/2020 (b)	18,000	18,000

Maryland Community Development Administration, Department of Housing and Community Development, Multi-Family, Monteverde Apartments Series E, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 1.18%, 3/6/2020 (b)	7,000	7,000

Maryland Community Development Administration, Department of Housing and Community Development, Multi-Family, Walker Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.21%, 3/6/2020 (b)	11,700	11,700

Maryland Health and Higher Educational Facilities Authority, Pooled Loan Program Series D, Rev., VRDO, LOC: Bank of America NA, 1.20%, 3/6/2020 (b)	1,254	1,254

Maryland Stadium Authority, Sports Facilities, Football Stadium Issue Series 2007, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 1.13%, 3/6/2020 (b)	20,325	20,325

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2581, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.18%, 3/6/2020 (b) (c)	19,460	19,460

Series 2018-XF2763, Rev., VRDO, LIQ: Citibank NA, 1.18%, 3/6/2020 (b) (c)	15,000	15,000

Series 2019-ZF2799, Rev., VRDO, LIQ: Barclays Bank plc, 1.18%, 3/6/2020 (b) (c)	13,485	13,485

Series 2018-XF0605, Rev., VRDO, LIQ: Bank of America NA, 1.20%, 3/6/2020 (b) (c)	3,300	3,300

Series 2018-ZM0596, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.20%, 3/6/2020 (b) (c)	7,500	7,500

		117,024

Massachusetts — 2.8%

City of Quincy

Series A, GO, BAN, 3.00%, 6/12/2020	39,699	39,882

GO, BAN, 2.25%, 7/10/2020	50,000	50,159

Commonwealth of Massachusetts

Series 2019A, GO, RAN, 4.00%, 4/23/2020	50,000	50,203

Series 2019B, GO, RAN, 4.00%, 5/21/2020	40,000	40,250

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Massachusetts — continued

Massachusetts Bay Transportation Authority, General Transportation System Series A-1, Rev., VRDO, LIQ: Barclays Bank plc, 1.14%, 3/6/2020 (b)	25,490	25,490

Massachusetts Development Finance Agency, First Mortgage Brookhaven Series B, Rev., VRDO, LOC: Bank of America NA, 1.17%, 3/6/2020 (b)	1,500	1,500

Massachusetts Health and Educational Facilities Authority, Capital Asset Program

Series M-2, Rev., VRDO, LOC: Bank of America NA, 1.17%, 3/6/2020 (b)	5,495	5,495

Series M-4A, Rev., VRDO, LOC: Bank of America NA, 1.17%, 3/6/2020 (b)	1,635	1,635

Massachusetts Health and Educational Facilities Authority, Museum of Fine Arts Series 2007A-1, Rev., VRDO, LIQ: Bank of America NA, 1.15%, 3/2/2020 (b)	85,400	85,400

Massachusetts Housing Finance Agency, Single Family Housing Series 208, Rev., VRDO, LIQ: Royal Bank of Canada, 1.15%, 3/6/2020 (b)	3,400	3,400

Rib Floater Trust Various States

Series 2018-012, Rev., VRDO, LIQ: Barclays Bank plc, 1.18%, 3/6/2020 (b) (c)	11,870	11,870

Series 2019-004, Rev., VRDO, LIQ: Barclays Bank plc, 1.18%, 3/6/2020 (b) (c)	38,000	38,000

Tender Option Bond Trust Receipts/Certificates Series 2018-XF2692, Rev., VRDO, LIQ: Citibank NA, 1.17%, 3/6/2020 (b) (c)	4,190	4,190

		357,474

Michigan — 1.4%

Kent Hospital Finance Authority, Spectrum Health System Series C, Rev., VRDO, LOC: Bank of New York Mellon, 1.15%, 3/6/2020 (b)	890	890

Michigan State Housing Development Authority, Rental Housing

Series D, Rev., VRDO, AMT, LIQ: Bank of America NA, 1.20%, 3/6/2020 (b)	51,535	51,535

Series C, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 1.23%, 3/6/2020 (b)	32,130	32,130

Michigan State Housing Development Authority, Single Family Mortgage Series B, Rev., VRDO, AMT, LIQ: Industrial & Commercial Bank of China, 1.29%, 3/6/2020 (b)	44,765	44,765

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued

Rib Floater Trust Various States Series 2018-009, Rev., VRDO, LOC: Barclays Bank plc, 1.19%, 3/6/2020 (b) (c)	6,000	6,000

Tender Option Bond Trust Receipts/Certificates

Series 2016-XF0394, Rev., VRDO, LIQ: Bank of America NA, 1.18%, 3/6/2020 (b) (c)	11,580	11,580

Series 2017-XG0158, Rev., VRDO, LIQ: Bank of America NA, 1.18%, 3/6/2020 (b) (c)	4,075	4,075

Series 2018-XG0186, Rev., VRDO, LIQ: Bank of America NA, 1.18%, 3/6/2020 (b) (c)	21,540	21,540

		172,515

Minnesota — 1.0%

City of Oak Park Heights, Multi-Family Housing, Boutwells Landing Rev., VRDO, FHLMC, LIQ: FHLMC, 1.14%, 3/6/2020 (b)	21,400	21,400

City of Rochester, Health Care Facilities, Mayo Clinic Series A, Rev., VRDO, 1.14%, 3/6/2020 (b)	19,160	19,160

Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project Series B, Rev., VRDO, LOC: U.S. Bank NA, 1.14%, 3/6/2020 (b)	6,940	6,940

Minnesota Housing Finance Agency, Residential Housing Finance

Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Royal Bank of Canada, 1.15%, 3/6/2020 (b)	37,800	37,800

Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: FHLB, 1.20%, 3/6/2020 (b)	37,535	37,535

		122,835

Mississippi — 3.5%

County of Jackson, Pollution Control, Chevron USA, Inc., Project Rev., VRDO, 1.20%, 3/2/2020 (b)	21,105	21,105

County of Jackson, Port Facility, Chevron USA, Inc. Project Rev., VRDO, 1.23%, 3/2/2020 (b)	53,650	53,650

Mississippi Business Finance Corp., Chevron USA, Inc., Project Series 2007D, Rev., VRDO, 1.18%, 3/2/2020 (b)	3,525	3,525

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	59

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Mississippi — continued

Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project

Series 2007A, Rev., VRDO, 1.18%, 3/2/2020 (b)	32,270	32,270

Series 2010J, Rev., VRDO, 1.18%, 3/2/2020 (b)	16,000	16,000

Series 2011 F, Rev., VRDO, 1.18%, 3/2/2020 (b)	5,200	5,200

Series 2007C, Rev., VRDO, 1.20%, 3/2/2020 (b)	11,560	11,560

Series 2007E, Rev., VRDO, 1.20%, 3/2/2020 (b)	7,750	7,750

Series 2009A, Rev., VRDO, 1.20%, 3/2/2020 (b)	7,690	7,690

Series 2009E, Rev., VRDO, 1.20%, 3/2/2020 (b)	3,700	3,700

Series 2009F, Rev., VRDO, 1.20%, 3/2/2020 (b)	500	500

Series 2010 H, Rev., VRDO, 1.20%, 3/2/2020 (b)	10,035	10,035

Series 2010 I, Rev., VRDO, 1.20%, 3/2/2020 (b)	21,450	21,450

Series 2010G, Rev., VRDO, 1.20%, 3/2/2020 (b)	4,855	4,855

Series 2011 G, Rev., VRDO, 1.20%, 3/2/2020 (b)	16,570	16,570

Series 2011A, Rev., VRDO, 1.20%, 3/2/2020 (b)	17,625	17,625

Series C, Rev., VRDO, 1.20%, 3/2/2020 (b)	2,680	2,680

Series C, Rev., VRDO, 1.20%, 3/2/2020 (b)	3,140	3,140

Series D, Rev., VRDO, 1.20%, 3/2/2020 (b)	15,925	15,925

Series G, Rev., VRDO, 1.20%, 3/2/2020 (b)	21,340	21,340

Series K, Rev., VRDO, 1.20%, 3/2/2020 (b)	60,410	60,410

Series 2009B, Rev., VRDO, 1.23%, 3/2/2020 (b)	3,800	3,800

Series A, Rev., VRDO, 1.16%, 3/6/2020 (b)	27,925	27,925

Series C, Rev., VRDO, 1.16%, 3/6/2020 (b)	24,125	24,125

Mississippi Development Bank, Industrial Water System Project Series 2009, Rev., VRDO, 1.20%, 3/2/2020 (b)	7,895	7,895

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — continued

Mississippi Hospital Equipment and Facilities Authority, North Mississippi Health Services

Series 1, Rev., VRDO, 1.14%, 3/6/2020 (b)	31,725	31,725

Series 1997-1, Rev., VRDO, 1.16%, 3/6/2020 (b)	7,305	7,305

		439,755

Missouri — 2.9%

City of Kansas City, ROE Bartle Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.15%, 3/6/2020 (b)	59,075	59,075

Health and Educational Facilities Authority of the State of Missouri, BJC Health System

Series C, Rev., VRDO, LIQ: BJC Health System, 1.12%, 3/6/2020 (b)	17,835	17,835

Series A, Rev., VRDO, LIQ: U.S. Bank NA, 1.14%, 3/6/2020 (b)	76,950	76,950

Series B, Rev., VRDO, LIQ: BJC Health System, 1.14%, 3/6/2020 (b)	77,295	77,295

Health and Educational Facilities Authority of the State of Missouri, SSM Health Series F, Rev., VRDO, 1.33%, 3/2/2020 (b)	4,275	4,275

Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Series 2014G, Rev., VRDO, 1.12%, 3/6/2020 (b)	8,370	8,370

Health and Educational Facilities Authority of the State of Missouri, SSM Healthcare Series D, Rev., VRDO, 1.13%, 3/6/2020 (b)	35,915	35,915

Missouri Development Finance Board, Cultural Facilities, Kauffman Center For The Performing Arts Project Series A, Rev., VRDO, LIQ: PNC Bank NA, 1.15%, 3/2/2020 (b)	25,900	25,900

RBC Municipal Products, Inc. Trust, Floater Certificates Series C17, Rev., VRDO, LOC: Royal Bank of Canada, 1.19%, 3/6/2020 (b) (c)	10,000	10,000

Tender Option Bond Trust Receipts/Certificates

Series 2018-XM0575, Rev., VRDO, LIQ: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	8,000	8,000

Series C-16, Rev., VRDO, LOC: Royal Bank of Canada, 1.21%, 3/6/2020 (b) (c)	25,050	25,050

		348,665

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Nevada — 0.9%

City of Reno, Hospital, Renown Regional Medical Center Project Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.15%, 3/6/2020 (b)	32,175	32,175

Clark County, Department of Aviation, Nevada Airport System, Subordinate Lien Series C-3, Rev., VRDO, AMT, LOC: Sumitomo Mitsui Banking Corp., 1.20%, 3/6/2020 (b)	8,730	8,730

Clark County, Industrial Development, Southwest Gas Corp. Project Series A, Rev., VRDO, LOC: Bank of America NA, 1.16%, 3/6/2020 (b)	16,555	16,555

County of Clark Department of Aviation, Sub Lien Series 2008D-2A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.13%, 3/6/2020 (b)	21,940	21,940

Nevada Housing Division, Multi-Unit Housing Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.27%, 3/6/2020 (b)	7,550	7,550

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF0612, GO, VRDO, LIQ: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	6,840	6,840

Series 2019-G98, GO, VRDO, LOC: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	4,750	4,750

		98,540

New Jersey — 0.5%

Borough of Beachwood Series 2020A, GO, BAN, 2.00%, 3/4/2021	10,039	10,148

Rib Floater Trust Various States

Series 2018-019, Rev., VRDO, LIQ: Barclays Bank plc, 1.18%, 3/6/2020 (b) (c)	15,820	15,820

Series 2018-020, Rev., VRDO, LIQ: Barclays Bank plc, 1.22%, 3/6/2020 (b) (c)	22,210	22,210

Tender Option Bond Trust Receipts/Certificates

Series 2018-XG0168, Rev., VRDO, LOC: Barclays Bank plc, 1.18%, 3/6/2020 (b) (c)	15,450	15,450

Series 2018-XX1091, Rev., VRDO, NATL-RE, LOC: Barclays Bank plc, 1.18%, 3/6/2020 (b) (c)	9,000	9,000

Series 2018-XX1093, Rev., VRDO, LOC: Barclays Bank plc, 1.18%, 3/6/2020 (b) (c)	3,600	3,600

		76,228

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — 12.1%

Albany City School District Series B, GO, BAN, 2.00%, 7/31/2020	27,217	27,290

City of New York

Series F, Subseries F-3, GO, VRDO, LIQ: Bank of America NA, 1.17%, 3/2/2020 (b)	25,200	25,200

Subseries L-5, GO, VRDO, LIQ: Bank of America NA, 1.17%, 3/2/2020 (b)	16,100	16,100

Subseries 2008L-4, GO, VRDO, LOC: U.S. Bank NA, 1.25%, 3/2/2020 (b)	15,295	15,295

City of New York, Fiscal Year 2006 Series I, Subseries I-8, GO, VRDO, LIQ: State Street Bank & Trust, 1.19%, 3/2/2020 (b)	6,960	6,960

City of New York, Fiscal Year 2008 Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 1.21%, 3/2/2020 (b)	28,950	28,950

City of New York, Fiscal Year 2012

Series G, Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.19%, 3/2/2020 (b)	22,115	22,115

Series D, Subseries D-3A, GO, VRDO, LIQ: Bank of New York Mellon, 1.21%, 3/2/2020 (b)	42,405	42,405

City of New York, Fiscal Year 2013

Series A, Subseries A-2, GO, VRDO, LIQ: Mizuho Bank Ltd., 1.19%, 3/2/2020 (b)	70,600	70,600

Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 1.19%, 3/2/2020 (b)	44,705	44,705

City of New York, Fiscal Year 2014

Subseries D-4, GO, VRDO, LOC: TD Bank NA, 1.18%, 3/2/2020 (b)	10,000	10,000

Series D, Subseries D-5, GO, VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	51,550	51,550

City of New York, Fiscal Year 2017 Series A, Subseries A-6, GO, VRDO, LIQ: Landesbank Hessen-Thueringen, 1.21%, 3/2/2020 (b)	35,345	35,345

City of New York, Fiscal Year 2019 Series D, Subseries D-4, GO, VRDO, LIQ: Barclays Bank plc, 1.17%, 3/2/2020 (b)	30,825	30,825

Metropolitan Transportation Authority

Subseries E-3, Rev., VRDO, LOC: Bank of America NA, 1.17%, 3/2/2020 (b)	1,340	1,340

Subseries E-1, Rev., VRDO, LOC: U.S. Bank NA, 1.18%, 3/2/2020 (b)	1,615	1,615

Series 2008A-2B, Rev., VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	60,455	60,455

Subseries E-1, Rev., VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	9,580	9,580

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	61

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Subseries E-4, Rev., VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	25,775	25,775

Series 2018B-1F, Rev., BAN, 5.00%, 5/15/2020	11,815	11,908

Series 2018B-1G, Rev., BAN, 5.00%, 5/15/2020	22,785	22,964

Series 2018B-1H, Rev., BAN, 5.00%, 5/15/2020	12,875	12,975

Series 2019D-2, Rev., BAN, 4.00%, 7/1/2020	52,000	52,467

New York City Housing Development Corp., Multi-Family Rental Housing Series 2001A, Rev., VRDO, FNMA, LOC: FNMA, 1.19%, 3/6/2020 (b)	24,800	24,800

New York City Housing Development Corp., Multi-Family Rental Housing, Brittany Development Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.19%, 3/6/2020 (b)	6,200	6,200

New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.23%, 3/6/2020 (b)	10,630	10,630

New York City Housing Development Corp., Multi-Family Rental Housing, Westport Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.19%, 3/6/2020 (b)	15,000	15,000

New York City Housing Development Corp., Multi-Family, 88 Murray Street Series A, Rev., VRDO, LOC: FNMA, 1.19%, 3/6/2020 (b)	11,700	11,700

New York City Housing Development Corp., Multi-Family, Manhattan Court Series A, Rev., VRDO, LOC: Citibank NA, 1.18%, 3/6/2020 (b)	15,945	15,945

New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2008

Series BB-5, Rev., VRDO, LIQ: Bank of America NA, 1.18%, 3/2/2020 (b)	3,765	3,765

Subseries B-1A, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 1.15%, 3/6/2020 (b)	50,000	50,000

New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2012

Series 2012A-1, Rev., VRDO, LIQ: Mizuho Bank Ltd., 1.17%, 3/2/2020 (b)	10,400	10,400

Series B, Subseries B-1, Rev., VRDO, LIQ: U.S. Bank NA, 1.18%, 3/2/2020 (b)	11,100	11,100

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Series B, Subseries B-4, Rev., VRDO, LIQ: State Street Bank & Trust, 1.18%, 3/2/2020 (b)	5,240	5,240

Series B, Subseries B-2, Rev., VRDO, LIQ: State Street Bank & Trust, 1.25%, 3/2/2020 (b)	4,205	4,205

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution

Series 2009BB-2, Rev., VRDO, LIQ: Landesbank Hessen- Thueringen, 1.19%, 3/2/2020 (b)	32,195	32,195

Series BB, Rev., VRDO, LIQ: State Street Bank & Trust, 1.21%, 3/2/2020 (b)	39,485	39,485

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2001 Subseries F-1, Rev., VRDO, LIQ: Mizuho Bank Ltd., 1.15%, 3/2/2020 (b)	67,715	67,715

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014

Subseries 2014 AA-3, Rev., VRDO, LIQ: TD Bank NA, 1.19%, 3/2/2020 (b)	8,850	8,850

Series AA, Subseries AA-5, Rev., VRDO, LIQ: Mizuho Bank Ltd., 1.19%, 3/2/2020 (b)	21,530	21,530

Subseries AA-4, Rev., VRDO, LIQ: Bank of Montreal, 1.24%, 3/2/2020 (b)	22,440	22,440

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015

Subseries BB-1, Rev., VRDO, LIQ: Bank of America NA, 1.17%, 3/2/2020 (b)	31,720	31,720

Series 2015-BB-2, Rev., VRDO, LIQ: Mizuho Bank Ltd., 1.20%, 3/2/2020 (b)	45,605	45,605

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2019 Rev., VRDO, LIQ: Industrial & Commercial Bank of China, 1.20%, 3/6/2020 (b)	40,050	40,050

New York City Transitional Finance Authority, Future Tax Secured Subseries C4, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 1.21%, 3/2/2020 (b)	1,100	1,100

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001 Series C, Rev., VRDO, LIQ: PNC Bank NA, 1.15%, 3/6/2020 (b)	40,510	40,510

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Subseries A-4, Rev., VRDO, LIQ: TD Bank NA, 1.19%, 3/2/2020 (b)	8,515	8,515

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Subseries A-6, Rev., VRDO, LIQ: State Street Bank & Trust, 1.18%, 3/2/2020 (b)	8,350	8,350

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016 Subseries A-4, Rev., VRDO, LIQ: Bank of America NA, 1.17%, 3/2/2020 (b)	29,700	29,700

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Subseries C-6, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 1.20%, 3/6/2020 (b)	36,000	36,000

New York City Transitional Finance Authority, Future Tax Secured, New York City Recovery

Subseries 2-F, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 1.20%, 3/6/2020 (b)	6,910	6,910

Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 1.22%, 3/6/2020 (b)	1,105	1,105

New York City Transitional Finance Authority, New York City Recovery Series 3, Subseries 3-G, Rev., VRDO, LIQ: Bank of New York Mellon, 1.14%, 3/6/2020 (b)	9,245	9,245

New York State Dormitory Authority, Court Facilities Lease Series B, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.25%, 3/6/2020 (b)	59,525	59,525

New York State Energy Research and Development Authority

Series 2010A-1, Rev., VRDO, LOC:Bank of Nova Scotia, 1.16%, 3/6/2020 (b)	24,000	24,000

Series C, Subseries C-2, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.16%, 3/6/2020 (b)	1,010	1,010

New York State Energy Research and Development Authority, Consolidated Edison Co., Inc. Project Series A, Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.15%, 3/6/2020 (b)	920	920

New York State Housing Finance Agency

Series A, Rev., VRDO, LOC: FNMA, 1.19%, 3/6/2020 (b)	18,100	18,100

Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.23%, 3/6/2020 (b)	1,700	1,700

New York State Housing Finance Agency, 360 West 43rd Street Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.23%, 3/6/2020 (b)	2,400	2,400

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York State Housing Finance Agency, Weyant Green Apartments Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.25%, 3/6/2020 (b)	100	100

New York State Housing Finance Agency, Worth Street

Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.23%, 3/6/2020 (b)	3,400	3,400

Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.23%, 3/6/2020 (b)	2,100	2,100

RBC Municipal Products, Inc. Trust Series E-118, GO, VRDO, LOC: Royal Bank of Canada, 1.22%, 3/2/2020 (b) (c)	10,000	10,000

RBC Municipal Products, Inc. Trust, Floater Certificates Series E-99, Rev., VRDO, LOC: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	27,000	27,000

Tender Option Bond Trust Receipts/Certificates

Series E-111, Rev., VRDO, LOC: Royal Bank of Canada, 1.22%, 3/2/2020 (b) (c)	49,370	49,370

Series 2018-E-126, Rev., VRDO, LOC: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	35,000	35,000

Series 2018-E-129, Rev., VRDO, LOC: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	35,000	35,000

		1,516,054

North Carolina — 1.2%

Buncombe County Metropolitan Sewerage District Series A, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.15%, 3/6/2020 (b)	23,165	23,165

Charlotte-Mecklenburg Hospital Authority, Health Care Series E, Rev., VRDO, AGM, LOC: TD Bank NA, 1.19%, 3/6/2020 (b)	27,805	27,805

City of Raleigh, Downtown Improvement Projects

Series B-1, COP, VRDO, LIQ: Wells Fargo Bank NA, 1.12%, 3/6/2020 (b)	10,350	10,350

Series B-2, COP, VRDO, LIQ: PNC Bank NA, 1.15%, 3/6/2020 (b)	29,625	29,625

City of Raleigh, Enterprise System Series 2008A, Rev., VRDO, LIQ: Bank of America NA, 1.18%, 3/6/2020 (b)	16,440	16,440

Forsyth County Series A, GO, VRDO, LIQ: Wells Fargo Bank NA, 1.14%, 3/6/2020 (b)	4,525	4,525

North Carolina Medical Care Commission, Moses Cone Health System Series 2004A, Rev., VRDO, 1.14%, 3/6/2020 (b)	31,770	31,770

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	63

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

North Carolina — continued

Person County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility, CertainTeed Gypsum NC, Inc. Series 2010, Rev., VRDO, LOC: Credit Industriel et Commercial, 1.17%, 3/6/2020 (b)	14,800	14,800

University of North Carolina, University Hospital at Chapel Hill Series B, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 1.20%, 3/2/2020 (b)	375	375

		158,855

Ohio — 1.7%

City of Blue Ash, Economic Development, Ursuline Academy of Cincinnati Project Series 2008, Rev., VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	200	200

Cleveland-Cuyahoga County, Port Authority Cultural Facility, Museum of Art Project Series B, Rev., VRDO, LIQ: PNC Bank NA, 1.15%, 3/6/2020 (b)	20,000	20,000

Columbus Regional Airport Authority, Flightsafety International Inc., Project Series B, Rev., VRDO, AMT, 1.20%, 3/6/2020 (b)	15,040	15,040

County of Hamilton, Cincinnati Children’s Hospital Medical Center Rev., VRDO, 1.17%, 3/6/2020 (b)	27,950	27,950

County of Hamilton, Hospital Facilities, The Elizabeth Gamble Deaconess Home Association

Series A, Rev., VRDO, LOC: Northern Trust Co., 1.15%, 3/6/2020 (b)	13,250	13,250

Series B, Rev., VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	9,500	9,500

County of Montgomery, Hospital Facilities, Premier Health Partners Obligated Group Rev., VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	29,425	29,425

Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System Series 2013-B-2, Rev., VRDO, LIQ: Bank of New York Mellon, 1.26%, 3/2/2020 (b)	20,025	20,025

RBC Municipal Products, Inc. Trust, Floater Certificates Series E-119, Rev., VRDO, LOC: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	15,000	15,000

State of Ohio, Cleveland Clinic Health System

Series 2019E, Rev., VRDO, LIQ: PNC Bank NA, 1.25%, 3/2/2020 (b)	16,235	16,235

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued

Series 2019 D2, Rev., VRDO, 1.14%, 3/6/2020 (b)	8,400	8,400

State of Ohio, University Hospitals Health System, Inc. Series 2018-B, Rev., VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	5,470	5,470

Tender Option Bond Trust Receipts/Certificates

Series 2019-E132, Rev., VRDO, LOC: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	25,000	25,000

Series 2019-E-134, Rev., VRDO, LOC: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	12,800	12,800

Series 2020-XL0126, Rev., VRDO, LOC: Bank of America NA, 1.20%, 3/6/2020 (b) (c)	4,800	4,800

		223,095

Oregon — 0.1%

Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0637, Rev., VRDO, LIQ: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	7,500	7,500

Other — 1.3%

Eagle Tax-Exempt Trust Series 0055F, Class A, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 1.19%, 3/6/2020 (b) (c)	35,335	35,335

FHLMC, Multi-Family Housing

Series M020, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.19%, 3/6/2020 (b) (c)	16,890	16,890

Series M021, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.19%, 3/6/2020 (b) (c)	38,425	38,425

Series M015, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.20%, 3/6/2020 (b) (c)	5,085	5,085

Series M019, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.20%, 3/6/2020 (b) (c)	32,547	32,547

Series M025, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.22%, 3/6/2020 (b) (c)	19,430	19,430

Series M026, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.22%, 3/6/2020 (b) (c)	10,895	10,895

SunAmerica Taxable Trust, Various States Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.21%, 3/6/2020 (b)	690	690

		159,297

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Pennsylvania — 3.7%

Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2008-A, Rev., VRDO, LIQ: Bank of New York Mellon, 1.25%, 3/2/2020 (b)	3,450	3,450

Bucks County IDA, Grand View Hospital

Series A, Rev., VRDO, LOC: TD Bank NA, 1.12%, 3/6/2020 (b)	400	400

Series B, Rev., VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	19,200	19,200

County of Allegheny

Series C, GO, VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	33,775	33,775

Series C-51, GO, VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	12,000	12,000

Fayette County Hospital Authority, Regional Health System Series A, Rev., VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	25,030	25,030

Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project

Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.15%, 3/6/2020 (b)	18,910	18,910

Series A-T2, Rev., VRDO, FNMA, LOC: FNMA, 1.15%, 3/6/2020 (b)	690	690

Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.21%, 3/6/2020 (b)	17,080	17,080

Pennsylvania Higher Educational Facilities Authority, Susquehanna University Project Rev., VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	2,200	2,200

Philadelphia Gas Works Co., 1998 General Ordinance

Series B, Rev., VRDO, LOC: TD Bank NA, 1.12%, 3/6/2020 (b)	18,115	18,115

Series E, Rev., VRDO, LOC: TD Bank NA, 1.12%, 3/6/2020 (b)	24,770	24,770

Series D, Rev., VRDO, LOC: Royal Bank of Canada, 1.13%, 3/6/2020 (b)	12,300	12,300

RBC Municipal Products, Inc. Trust, Floater Certificates

Series E-110, Rev., VRDO, LOC: Royal Bank of Canada, 1.22%, 3/2/2020 (b) (c)	15,000	15,000

Series E-111, Rev., VRDO, LOC: Royal Bank of Canada, 1.22%, 3/2/2020 (b) (c)	160,095	160,095

Series E-101, Rev., VRDO, LOC: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	72,250	72,250

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued

Tender Option Bond Trust Receipts/Certificates

Series 2019-ZF2779, Rev., VRDO, LIQ: Barclays Bank plc, 1.18%, 3/6/2020 (b) (c)	5,070	5,070

Series 2018-XG0201, Rev., VRDO, GTD, LOC: Barclays Bank plc, 1.19%, 3/6/2020 (b) (c)	20,000	20,000

		460,335

Rhode Island — 0.3%

Rhode Island Health and Educational Building Corp., Educational Institution, International Institute of Rhode Island Rev., VRDO, LOC: Bank of America NA, 1.19%, 3/6/2020 (b)	1,390	1,390

Rhode Island Health and Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue Series 2008 B, Rev., VRDO, LOC: TD Bank NA, 1.08%, 3/6/2020 (b)	7,045	7,045

Rhode Island Housing and Mortgage Finance Corp., Multi-Family Housing, Sutterfield Project Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 1.30%, 3/6/2020 (b)	7,000	7,000

Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project Rev., VRDO, 1.20%, 3/2/2020 (b)	450	450

Tender Option Bond Trust Receipts/Certificates Series 2018-XF2559, Rev., VRDO, LIQ: Citibank NA, 1.18%, 3/6/2020 (b) (c)	9,000	9,000

		24,885

South Carolina — 1.2%

County of Richland GO, BAN, 3.00%, 2/25/2021	83,800	85,494

South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC: Bank of America NA, 1.26%, 3/6/2020 (b)	40,000	40,000

Tender Option Bond Trust Receipts/Certificates Series 2019-BAML5004, Rev., VRDO, LOC: Bank of America NA, 1.20%, 3/6/2020 (b) (c)	30,725	30,725

		156,219

South Dakota — 0.1%

South Dakota Housing Development Authority Series 2020B, Rev., VRDO, 1.15%, 3/6/2020 (b)	16,500	16,500

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	65

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Tennessee — 1.0%

Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund Rev., VRDO, LOC: Bank of America NA, 1.20%, 3/2/2020 (b)	12,400	12,400

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Arbor Knoll Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.15%, 3/6/2020 (b)	13,400	13,400

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2576, Rev., VRDO, LOC: Barclays Bank plc, 1.19%, 3/6/2020 (b) (c)	15,390	15,390

Series 2018-BAML5001, Rev., VRDO, LOC: Bank of America NA, 1.20%, 3/6/2020 (b) (c)	72,455	72,455

		113,645

Texas — 7.4%

Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects Rev., VRDO, FNMA, LOC: FNMA, 1.20%, 3/6/2020 (b)	7,800	7,800

City of Austin, Texas Hotel Occupancy Tax, Subordinate Lien Series A, Rev., VRDO, LOC: Citibank NA, 1.15%, 3/6/2020 (b)	16,340	16,340

City of Houston, Combined Utility System, First Lien

Series 2004B-3, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.15%, 3/6/2020 (b)	10,600	10,600

Series B-2, Rev., VRDO, LOC: Citibank NA, 1.15%, 3/6/2020 (b)	21,000	21,000

County of Harris, Industrial Development Corp., Exxon Corp., Project Series B, Rev., VRDO, 1.18%, 3/2/2020 (b)	7,100	7,100

Gulf Coast Waste Disposal Authority, Environmental Facilities, American Acryl LP Project Series 2003, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.19%, 3/6/2020 (b)	12,000	12,000

Gulf Coast Waste Disposal Authority, Pollution Control, Exxon Project Rev., VRDO, 1.18%, 3/2/2020 (b)	12,400	12,400

Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System

Rev., VRDO, 1.16%, 3/6/2020 (b)	25,000	25,000

Series D, Rev., VRDO, 1.16%, 3/6/2020 (b)	18,500	18,500

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project

Series A-2, Rev., VRDO, 1.20%, 3/2/2020 (b)	1,300	1,300

Subseries A-3, Rev., VRDO, 1.20%, 3/2/2020 (b)	100	100

North Texas Tollway Authority System Series 2016-XG0036, Rev., VRDO, LIQ: Citibank NA, 1.18%, 3/6/2020 (b) (c)	6,750	6,750

RBC Municipal Products, Inc. Trust Series E141, Rev., VRDO, LOC: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	25,000	25,000

RBC Municipal Products, Inc. Trust, Floater Certificates

Series G-20, GO, VRDO, LOC: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	10,000	10,000

Series G-34, GO, VRDO, PSF-GTD, LOC: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	5,400	5,400

State of Texas Rev., TRAN, 4.00%, 8/27/2020	270,410	273,977

State of Texas, Transportation Commission, Multi Mode Mobility Fund Series 2006B, GO, VRDO, LIQ: Texas Comptroller of Public Accounts, 1.16%, 3/6/2020 (b)	10,000	10,000

State of Texas, Veterans

Series 2011C, GO, VRDO, LIQ: FHLB, 1.15%, 3/6/2020 (b)	15,000	15,000

GO, VRDO, LIQ: TD Bank NA, 1.16%, 3/6/2020 (b)	70,000	70,000

Series 2010C, GO, VRDO, LIQ: State Street Bank & Trust, 1.18%, 3/6/2020 (b)	12,790	12,790

Series A, GO, VRDO, LIQ: State Street Bank & Trust, 1.18%, 3/6/2020 (b)	9,775	9,775

State of Texas, Veterans Housing Assistance Program

Series 2001-C2, GO, VRDO, LIQ: State Street Bank & Trust, 1.18%, 3/6/2020 (b)	23,250	23,250

Series 2004-A, GO, VRDO, AMT, LIQ: State Street Bank & Trust, 1.18%, 3/6/2020 (b)	19,680	19,680

Series 2007-A, GO, VRDO, AMT, LIQ: State Street Bank & Trust, 1.18%, 3/6/2020 (b)	26,360	26,360

Series 2008-A, GO, VRDO, LIQ: State Street Bank & Trust, 1.18%, 3/6/2020 (b)	27,770	27,770

Series 2008-B, GO, VRDO, LIQ: State Street Bank & Trust, 1.18%, 3/6/2020 (b)	26,150	26,150

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Texas — continued

Tarrant County Cultural Education Facilities Finance Corp., Baylor Health Care System Project Rev., VRDO, LOC: TD Bank NA, 1.19%, 3/2/2020 (b)	9,990	9,990

Tarrant County Cultural Education Facilities Finance Corp., Christus Health Series C-2, Rev., VRDO, LOC: Bank of New York Mellon, 1.15%, 3/6/2020 (b)	20,200	20,200

Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System

Series 2008-C, Rev., VRDO, 1.17%, 3/6/2020 (b)	35,900	35,900

Series 2012-B, Rev., VRDO, 1.17%, 3/6/2020 (b)	24,000	24,000

Series A, Rev., VRDO, 1.17%, 3/6/2020 (b)	47,580	47,580

Tender Option Bond Trust Receipts/Certificates

Series 2018-XM0685, Rev., VRDO, LIQ: Citibank NA, 1.17%, 3/6/2020 (b) (c)	34,815	34,815

Series 2018-G-84, GO, VRDO, PSF-GTD, LOC: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	7,125	7,125

Series 2018-G-85, GO, VRDO, PSF-GTD, LOC: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	6,175	6,175

Series 2018-XF2669, Rev., VRDO, LIQ: Citibank NA, 1.18%, 3/6/2020 (b) (c)	17,820	17,820

Series 2018-XG0193, Rev., VRDO, GNMA COLL, LIQ: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	4,000	4,000

Series G-21, GO, VRDO, LOC: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	5,000	5,000

Series 2015-XM0071, Rev., VRDO, AGM, LIQ: Bank of America NA, 1.21%, 3/6/2020 (b) (c)	1,360	1,360

Texas Department of Housing and Community Affairs, Single Family Mortgage Series D, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Texas Comptroller of Public Accounts, 1.18%, 3/6/2020 (b)	11,645	11,645

		919,652

Utah — 0.9%

Central Utah Water Conservancy District, Limited Tax Series A, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 1.18%, 3/6/2020 (b)	20,800	20,800

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Utah — continued

County of Utah Hospital, IHC Health Services, Inc.

Series C, Rev., VRDO, LIQ: BMO Harris Bank NA, 1.10%, 3/6/2020 (b)	37,340	37,340

Series B, Rev., VRDO, LIQ: U.S. Bank NA, 1.14%, 3/6/2020 (b)	8,725	8,725

Series C, Rev., VRDO, LIQ: U.S. Bank NA, 1.14%, 3/6/2020 (b)	13,215	13,215

County of Weber, IHC Health Services, Inc. Series B, Rev., VRDO, LIQ: U.S. Bank NA, 1.10%, 3/6/2020 (b)	2,340	2,340

Utah Water Finance Agency Series B-2, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 1.18%, 3/6/2020 (b)	25,000	25,000

		107,420

Vermont — 0.1%

Vermont Educational and Health Buildings Financing Agency, Fletcher Allen Health Series A, Rev., VRDO, LOC: TD Bank NA, 1.14%, 3/6/2020 (b)	10,000	10,000

Virginia — 1.2%

Albermarle County Economic Development Authority, Sentara Martha Jefferson Hospital Series 2018A-B, Rev., VRDO, LIQ: TD Bank NA, 1.15%, 3/2/2020 (b)	5,605	5,605

Albermarle County Economic Development Authority, Virginia Hospital Facilities, Sentara Martha Jefferson Hospital Series A, Rev., VRDO, LIQ: TD Bank NA, 1.15%, 3/6/2020 (b)	15,705	15,705

Loudoun County Economic Development Authority, Howard Huges Medical Institute Series E, Rev., VRDO, 1.15%, 3/6/2020 (b)	20,500	20,500

Loudoun County Sanitation Authority, Water and Sewer System Rev., VRDO, LIQ: Bank of America NA, 1.15%, 3/6/2020 (b)	5,425	5,425

Tender Option Bond Trust Receipts/Certificates

Series 2018-XL0069, Rev., VRDO, LIQ: Barclays Bank plc, 1.18%, 3/6/2020 (b) (c)	8,170	8,170

Series 2018-ZF2713, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.18%, 3/6/2020 (b) (c)	7,500	7,500

Series 2018-ZF2714, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.18%, 3/6/2020 (b) (c)	7,000	7,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	67

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Virginia — continued

Series 2018-XF0606, Rev., VRDO, LIQ: Bank of America NA, 1.19%, 3/6/2020 (b) (c)	8,500	8,500

Series 2018-ZM0583, Rev., VRDO, LIQ: Bank of America NA, 1.19%, 3/6/2020 (b) (c)	5,415	5,415

Virginia Small Business Financing Authority, Carilion Clinic Obligated Group Series 2008B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.15%, 3/6/2020 (b)	58,445	58,445

		142,265

Washington — 1.7%

Chelan County Public Utility District No.1 Series B, Rev., VRDO, LIQ: Barclays Bank plc, 1.19%, 3/6/2020 (b)	17,360	17,360

County of King, Junior Lien, Sewer Series B, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.18%, 3/6/2020 (b)	22,000	22,000

Port of Seattle, Subordinate Lien Series 1997, Rev., VRDO, LOC: Bank of America NA, 1.19%, 3/6/2020 (b)	28,280	28,280

Port of Tacoma, Subordinate Lien

Rev., VRDO, LOC: Bank of America NA, 1.17%, 3/6/2020 (b)	19,000	19,000

Rev., VRDO, AMT, LOC: PNC Bank NA, 1.23%, 3/6/2020 (b)	14,300	14,300

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2718, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.18%, 3/6/2020 (b) (c)	8,800	8,800

Series 2018-ZF2682, Rev., VRDO, GTD, LIQ: Morgan Stanley Bank, 1.18%, 3/6/2020 (b) (c)	7,000	7,000

Washington State Housing Finance Commission, Multi-Family Housing, Queen Anne Project Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.20%, 3/6/2020 (b)	27,180	27,180

Washington State Housing Finance Commission, Multi-Family Housing, Seasons Apartments Project Rev., VRDO, AMT, FNMA, LOC: FNMA, 1.19%, 3/6/2020 (b)	13,065	13,065

Washington State Housing Finance Commission, Multi-Family Housing, The New Haven Apartments Project Rev., VRDO, FNMA, LOC: FNMA, 1.15%, 3/6/2020 (b)	17,400	17,400

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued

Washington State Housing Finance Commission, Multi-Family Housing, Urban Center Apartments Project Series 2012, Rev., VRDO, FHLMC, LOC: FHLMC, 1.14%, 3/6/2020 (b)	23,860	23,860

Washington State Housing Finance Commission, Multi-Family Housing, Vintage Spokane Project Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.20%, 3/6/2020 (b)	15,095	15,095

		213,340

West Virginia — 0.1%

West Virginia Hospital Finance Authority, Hospital Series 2018-D, Rev., VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	8,190	8,190

Wisconsin — 0.7%

City of Milwaukee Series 2019 R2, Rev., RAN, 4.00%, 5/7/2020	55,000	55,230

Public Finance Authority Series 2019 C, Rev., VRDO, LOC: Barclays Bank plc, 1.19%, 3/2/2020 (b)	6,000	6,000

Wisconsin Housing and Economic Development Authority, Home Ownership

Series 2019 B, Rev., VRDO, FNMA COLL, LIQ: FHLB, 1.15%, 3/6/2020 (b)	8,000	8,000

Series C, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 1.15%, 3/6/2020 (b)	11,205	11,205

		80,435

Wyoming — 0.6%

County of Sublette, Wyoming Pollution Control, Exxonmobile Project Rev., VRDO, 1.18%, 3/2/2020 (b)	5,000	5,000

County of Uinta, Pollution Control, Chevron USA, Inc. Project Rev., VRDO, 1.20%, 3/2/2020 (b)	45,185	45,185

Wyoming Community Development Authority

Series 2, Rev., VRDO, LIQ: RBC Capital Markets, 1.15%, 3/6/2020 (b)	9,000	9,000

Series 2, Rev., VRDO, LIQ: Royal Bank of Canada, 1.15%, 3/6/2020 (b)	9,750	9,750

Rev., VRDO, LIQ: Bank of America NA, 1.16%, 3/6/2020 (b)	10,000	10,000

		78,935

Total Municipal Bonds (Cost $8,754,174)		8,754,174

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

INVESTMENTS (a)	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — 9.2%

California — 2.1%

Nuveen California AMT-Free Quality Municipal Income Fund Series 6, LIQ: Sumitomo Mitsui Banking Corp., 1.15%, 3/6/2020 # (c)	5,000	5,000

Nuveen California Quality Municipal Income Fund

Series 3, LIQ: TD Bank NA, 1.24%, 3/6/2020 # (c)	26,800	26,800

Series 4, LIQ: Royal Bank of Canada, 1.26%, 3/6/2020 # (c)	58,500	58,500

Series 7, LIQ: Royal Bank of Canada, 1.26%, 3/6/2020 # (c)	21,000	21,000

Series 1, LIQ: Societe Generale, 1.27%, 3/6/2020 # (c)	59,200	59,200

Series 2, LIQ: Citibank NA, 1.27%, 3/6/2020 # (c)	27,500	27,500

Series 6, LIQ: Citibank NA, 1.27%, 3/6/2020 # (c)	67,600	67,600

		265,600

New York — 0.5%

Nuveen New York AMT-Free Quality Municipal Income Fund

Series 1, LIQ: Citibank NA, 1.19%, 3/6/2020 # (c)	18,600	18,600

Series 5, LIQ: TD Bank NA, 1.19%, 3/6/2020 # (c)	40,000	40,000

		58,600

Other — 6.6%

BlackRock MuniYield Investment Fund LIQ: TD Bank NA, 1.27%, 3/6/2020 # (c)	27,400	27,400

Nuveen AMT-Free Municipal Credit Income Fund

Series 1, LIQ: Citibank NA, 1.21%, 3/6/2020 # (c)	24,000	24,000

Series 5, LIQ: Societe Generale, 1.21%, 3/6/2020 # (c)	127,000	127,000

Series 6, LIQ: Sumitomo Mitsui Banking Corp., 1.21%, 3/6/2020 # (c)	124,300	124,300

Nuveen AMT-Free Quality Municipal Income Fund

Series 3, LIQ: TD Bank NA, 1.20%, 3/6/2020 # (c)	173,500	173,500

Series 2, LIQ: Citibank NA, 1.21%, 3/6/2020 # (c)	92,000	92,000

Series 4, LIQ: Barclays Bank plc, 1.21%, 3/6/2020 # (c)	28,600	28,600

Series 5, LOC: Sumitomo Mitsui Banking Corp., 1.21%, 3/6/2020 # (c)	25,000	25,000

INVESTMENTS (a)	SHARES (000)	VALUE ($000)

Other — continued

Nuveen Quality Municipal Income Fund

Series 1, LIQ: Barclays Bank plc, 1.29%, 3/6/2020 # (c)	51,600	51,600

Series 2, LIQ: Barclays Bank plc, 1.29%, 3/6/2020 # (c)	151,900	151,900

		825,300

Total Variable Rate Demand Preferred Shares (Cost $1,149,500)		1,149,500

	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 14.3%

Commercial Paper — 14.3%

Alachua County Health Facilities Authority Series 08-A, 1.10%, 4/2/2020	31,240	31,240

City of Dallas 1.10%, 3/3/2020	50,000	50,000

City of Garland 1.12%, 5/6/2020	6,000	6,000

City of Rochester

Series 08-C, 1.22%, 3/4/2020	88,000	88,000

1.12%, 5/21/2020	100,000	100,000

1.17%, 8/10/2020	50,000	50,000

County of Harris Series C, 1.12%, 5/7/2020	27,000	27,000

County of Miami-Dade 1.12%, 3/17/2020	13,000	13,000

County of York Series 00B2, 1.07%, 3/2/2020	34,000	34,000

County of York, National Rural Utilities Cooperative Finance Corp. Series 00B3, 1.07%, 3/2/2020	10,600	10,600

District of Columbia 1.05%, 3/12/2020	45,000	45,000

Harris County Toll Road Authority (The) Series E-1, 1.08%, 3/12/2020	35,000	35,000

Health & Educational Facilities Authority of the State of Missouri Series 14-B, 1.20%, 3/3/2020	35,000	35,000

Health and Educational Facilities Authority of the State of Missouri

Series 14-D, 1.05%, 5/7/2020	50,000	50,000

Series 14-E, 1.05%, 5/7/2020	50,000	50,000

Series 14-C, 1.18%, 6/11/2020	45,000	45,000

Illinois Finance Authority

1.11%, 3/4/2020	64,040	64,040

Series 12-H, 1.21%, 5/7/2020	25,000	25,000

Series 12-I, 1.21%, 5/21/2020	28,760	28,760

Indiana Finance Authority Series D-2, 1.12%, 7/7/2020	60,000	60,000

Jacksonville Health Care Authority 1.17%, 8/10/2020	115,000	115,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	69

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-term Investments — continued

Commercial Paper — continued

Las Vegas Valley Water District Series 04-B, 1.00%, 3/3/2020	145,000	145,000

Lower Colorado River Authority Series B, 0.98%, 5/20/2020	50,000	49,938

Maryland Health and Higher Educational Facilities Authority Series B, 1.05%, 4/2/2020	26,690	26,690

Massachusetts Health and Educational Facilities Authority

Series H-2, 1.20%, 3/5/2020	19,585	19,585

Series H-2, 1.20%, 4/2/2020	18,340	18,340

Series H-2, 1.08%, 4/6/2020	13,835	13,835

Series H-2, 1.10%, 4/7/2020	10,750	10,750

Omaha Public Power District

Series A, 1.15%, 3/9/2020	10,000	10,000

Series A, 1.02%, 3/10/2020	10,050	10,050

Series A, 1.02%, 3/11/2020	14,300	14,300

Series A, 1.13%, 6/5/2020	10,000	10,000

Regents of the University of Michigan Series B, 1.20%, 3/5/2020	49,760	49,760

Regents of the University of Minnesota Series 05-A, 1.09%, 3/4/2020	38,000	38,000

Southwestern Illinois Development Authority

Series 17-B, 1.10%, 4/6/2020	45,000	45,000

Series 17-B, 1.21%, 5/7/2020	8,000	8,000

State of Wisconsin

Series 06-A, 1.07%, 3/6/2020	19,574	19,574

Series 16-A, 1.07%, 3/6/2020	24,515	24,515

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

The Harris County Toll Road Authority Series E-2, 1.20%, 3/12/2020	23,770	23,770

University of Texas System (The)

Series A, 1.24%, 3/31/2020	20,000	20,000

Series A, 1.06%, 4/2/2020	12,500	12,500

Series A, 1.25%, 5/4/2020	25,000	25,000

Series A, 1.25%, 5/4/2020	15,000	15,000

Series A, 1.25%, 5/5/2020	25,000	25,000

Series A, 1.25%, 5/14/2020	20,000	20,000

Series A, 1.24%, 5/18/2020	25,000	25,000

Series A, 1.29%, 5/26/2020	17,000	17,000

Series A, 1.29%, 5/29/2020	15,000	15,000

Series A, 0.99%, 6/5/2020	22,500	22,475

Series A, 1.15%, 7/10/2020	25,000	25,000

Series A, 1.15%, 7/10/2020	25,000	25,000

Series A, 1.20%, 9/10/2020	20,000	20,000

Wisconsin Health and Educational Facilities Authority Series 13-A, 1.07%, 3/6/2020	29,415	29,415

Total Commercial Paper (Cost $1,796,137)		1,796,137

Total Short-Term Investments (Cost $1,796,137)		1,796,137

Total Investments — 93.4% (Cost $11,699,811) *		11,699,811
Other Assets Less Liabilities — 6.6%		821,768

NET ASSETS — 100.0%		12,521,579

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PCR	Pollution Control Revenue
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note

RE	Reinsured
Rev.	Revenue
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 29, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 29, 2020.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 58.3%

Alabama — 0.4%

Alabama Housing Finance Authority, Multi-Family Housing, Alison Apartments Project Series 2007-B, Rev., VRDO, LOC: U.S. Bank NA, 1.20%, 3/6/2020 (b)	7,855	7,855

Arizona — 0.6%

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZF2758, Rev., VRDO, LIQ: Barclays Bank plc, 1.21%, 3/6/2020 (b) (c)	3,125	3,125

Series 2018-ZM0615, Rev., VRDO, LIQ: Royal Bank of Canada, 1.23%, 3/6/2020 (b) (c)	7,500	7,500

		10,625

California — 1.5%

Alameda County IDA, Plyproperties Project Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.19%, 3/6/2020 (b)	3,475	3,475

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2724, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.20%, 3/6/2020 (b) (c)	10,000	10,000

Series 2018-BAML0005, Rev., VRDO, FHLMC, LIQ: Bank of America NA, 1.25%, 3/6/2020 (b) (c)	7,000	7,000

Series 2019-BAML8003, Rev., VRDO, LOC: Bank of America NA, 1.25%, 3/6/2020 (b) (c)	10,000	10,000

		30,475

Colorado — 3.2%

Colorado State Education Loan Program Series 2019A, Rev., TRAN, 3.00%, 6/29/2020	5,000	5,029

Tender Option Bond Trust Receipts/Certificates

Series 2016-ZF0467, Rev., VRDO, LOC: Royal Bank of Canada, 1.22%, 3/6/2020 (b) (c)	52,895	52,895

Series 2018-XG0197, Rev., VRDO, LOC: Bank of America NA, 1.23%, 3/6/2020 (b) (c)	3,250	3,250

Series 2019-XF0757, Rev., VRDO, LOC: Bank of America NA, 1.23%, 3/6/2020 (b) (c)	4,780	4,780

		65,954

District of Columbia — 0.6%

Tender Option Bond Trust Receipts/Certificates

Series 2018-ZM0610, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.18%, 3/6/2020 (b) (c)	4,365	4,365

Series 2019-XM0792, Rev., VRDO, LOC: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	4,000	4,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — continued

Series 2019-XF2794, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.20%, 3/6/2020 (b) (c)	3,100	3,100

Series 2017-ZM0554, Rev., VRDO, LIQ: Citibank NA, 1.21%, 3/6/2020 (b) (c)	2,500	2,500

		13,965

Florida — 6.6%

Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments Rev., VRDO, LOC: Citibank NA, 1.18%, 3/6/2020 (b)	3,130	3,130

Collier County Housing Finance Authority, Multi-Family Housing-Sawgrass Pines Apartments Rev., VRDO, FNMA, LOC: FNMA, 1.20%, 3/6/2020 (b)	5,900	5,900

County of Broward, Florida Power and Light Co., Project

Rev., VRDO, 1.27%, 3/2/2020 (b)	30,000	30,000

Series 2018A, Rev., VRDO, AMT, 1.27%, 3/2/2020 (b)	7,000	7,000

Florida Housing Finance Corp., Multi-Family Mortgage, Boynton Bay Apartments Series I, Rev., VRDO, LOC: Citibank NA, 1.21%, 3/6/2020 (b)	13,960	13,960

Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Series I-2, Rev., VRDO, 1.12%, 3/6/2020 (b)	14,150	14,150

Hillsborough County, Housing Finance Authority, Multi-Family Housing, Brandywine Apartments Rev., VRDO, LOC: Citibank NA, 1.18%, 3/6/2020 (b)	5,935	5,935

Lee County Industrial Development Authority, Florida Power and Light Co., Project Rev., VRDO, AMT, 1.27%, 3/2/2020 (b)	19,120	19,120

RBC Municipal Products, Inc. Trust Series G-115, Rev., VRDO, LOC: Royal Bank of Canada, 1.40%, 9/1/2020 (b) (c)	6,000	6,000

Tender Option Bond Trust Receipts/Certificates

Series 2019-XX1109, Rev., VRDO, LIQ: Barclays Bank plc, 1.18%, 3/6/2020 (b) (c)	3,890	3,890

Series 2017-ZF2503, Rev., VRDO, LIQ: Citibank NA, 1.21%, 3/6/2020 (b) (c)	3,750	3,750

Series 2018-XM0701, Rev., VRDO, LIQ: Citibank NA, 1.21%, 3/6/2020 (b) (c)	3,400	3,400

Series 2019-ZF0826, Rev., VRDO, LOC: Royal Bank of Canada, 1.22%, 3/6/2020 (b) (c)	2,800	2,800

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	71

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Florida — continued

Series 2019-XM0804, Rev., VRDO, LIQ: Bank of America NA, 1.23%, 3/6/2020 (b) (c)	4,445	4,445

Series 2020-XF0861, Rev., VRDO, LIQ: TD Bank NA, 1.23%, 3/6/2020 (b) (c)	3,970	3,970

Volusia County Housing Finance Authority, Saxon Trace Apartments Rev., VRDO, FNMA, LOC: FNMA, 1.17%, 3/6/2020 (b)	6,500	6,500

		133,950

Georgia — 0.6%

Development Authority of Monroe County (The), Florida Power and Light Co., Project Rev., VRDO, AMT, 1.22%, 3/2/2020 (b)	3,575	3,575

Fulton County Development Authority, Airport Facility, FlightSafety International, Inc. Series B, Rev., VRDO, 1.26%, 3/6/2020 (b)	6,850	6,850

Valdosta-Lowndes County Industrial Development Authority, Steeda Autosports Project Rev., VRDO, LOC: Bank of America NA, 1.24%, 3/6/2020 (b)	1,705	1,705

		12,130

Illinois — 0.6%

County of Will, ExxonMobil Project Rev., VRDO, 1.24%, 3/2/2020 (b)	8,040	8,040

Tender Option Bond Trust Receipts/Certificates Series 2018-XM0686, Rev., VRDO, LOC: Bank of America NA, 1.23%, 3/6/2020 (b) (c)	4,160	4,160

		12,200

Indiana — 0.5%

City of Indianapolis, Multi-Family Housing, Nora Commons Class B, Rev., VRDO, LOC: U.S. Bank NA, 1.23%, 3/6/2020 (b)	620	620

Indiana Finance Authority, Parkview Health System Obligated Group Series 2009D, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.20%, 3/2/2020 (b)	2,115	2,115

Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC Rev., VRDO, LOC: Bank of America NA, 1.24%, 3/6/2020 (b)	4,100	4,100

Indiana Finance Authority, Solid Waste Disposal, New Holland Dairy Leasing Rev., VRDO, LOC: Bank of America NA, 1.25%, 3/6/2020 (b)	1,860	1,860

Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0280, Rev., VRDO, LIQ: TD Bank NA, 1.19%, 3/6/2020 (b) (c)	2,500	2,500

		11,195

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Iowa — 0.2%

Iowa Finance Authority, Solid Waste Facilities, Midamerican Energy Co. Project Rev., VRDO, AMT, 1.18%, 3/6/2020 (b)	5,000	5,000

Kansas — 1.0%

City of Mission, Multi-Family Housing, The Falls Apartments Project Rev., VRDO, LOC: U.S. Bank NA, 1.21%, 3/6/2020 (b)	7,750	7,750

City of Wichita Series 298, GO, 4.00%, 10/15/2020	12,000	12,199

		19,949

Kentucky — 3.7%

Kenton County Airport Board, Flight Safety International, Inc. Series A, Rev., VRDO, 1.26%, 3/6/2020 (b)	13,600	13,600

Louisville Regional Airport Authority Series A, Rev., VRDO, 1.21%, 3/2/2020 (b)	22,600	22,600

Louisville Regional Airport Authority, Special Facilities, UPS Worldwide Forwarding

Series C, Rev., VRDO, 1.30%, 3/2/2020 (b)	18,100	18,100

Series A, Rev., VRDO, 1.31%, 3/2/2020 (b)	20,000	20,000

		74,300

Louisiana — 1.0%

Parish of St Bernard, Mobil Oil Rev., VRDO, 1.24%, 3/2/2020 (b)	8,000	8,000

Tender Option Bond Trust Receipts/Certificates Series 2019-BAML7003, Rev., VRDO, LOC: Bank of America NA, 1.33%, 8/12/2020 (b) (c)	12,450	12,450

		20,450

Maryland — 1.2%

Maryland Community Development Administration, Department of Housing and Community Development, Residential Series G, Rev., VRDO, AMT, LIQ: State Street Bank & Trust, 1.28%, 3/6/2020 (b)	17,270	17,270

Montgomery County Housing Opportunities Commission, Single Family Mortgage Series B, Rev., VRDO, AMT, LOC: PNC Bank NA, 1.18%, 3/6/2020 (b)	8,450	8,450

		25,720

Massachusetts — 0.7%

City of Lynn GO, BAN, 2.00%, 9/1/2020	8,102	8,132

Greater Attleboro-Taunton Regional Transit Authority Rev., RAN, 2.00%, 8/21/2020	5,000	5,015

Nashoba Valley Technical High School District GO, BAN, 2.00%, 9/11/2020	2,000	2,005

		15,152

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

Michigan — 1.0%

L’Anse Creuse Public Schools GO, VRDO, Q-SBLF, LOC: TD Bank NA, 1.13%, 3/6/2020 (b)	3,950	3,950

Michigan State Housing Development Authority, Single Family Mortgage

Series D, Rev., LIQ: Industrial & Commercial Bank of China, 1.24%, 3/6/2020 (b)	4,890	4,890

Series B, Rev., VRDO, AMT, LIQ: Industrial & Commercial Bank of China, 1.29%, 3/6/2020 (b)	10,000	10,000

Tender Option Bond Trust Receipts/Certificates Series 2017-XF0597, Rev., VRDO, LIQ: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	3,000	3,000

		21,840

Mississippi — 2.8%

County of Jackson, Chevron USA, Inc. Project Rev., VRDO, 1.24%, 3/2/2020 (b)	180	180

Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project

Series 2007E, Rev., VRDO, 1.20%, 3/2/2020 (b)	43,650	43,650

Series 2009E, Rev., VRDO, 1.20%, 3/2/2020 (b)	13,380	13,380

Mississippi Development Bank, Industrial Water System Project Series 2009, Rev., VRDO, 1.20%, 3/2/2020 (b)	130	130

		57,340

Missouri — 1.0%

Rib Floater Trust Various States Series 2017-010, Rev., VRDO, LOC: Barclays Bank plc, 1.19%, 3/6/2020 (b) (c)	10,000	10,000

St. Charles County Industrial Development Authority, Remington Apartments Project Rev., VRDO, FNMA, LOC: FNMA, 1.15%, 3/6/2020 (b)	10,700	10,700

		20,700

Nebraska — 0.5%

Tender Option Bond Trust Receipts/Certificates Series 2018-XF2551, Rev., VRDO, LIQ: Citibank NA, 1.20%, 3/6/2020 (b) (c)	9,635	9,635

Nevada — 0.2%

Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0633, GO, VRDO, LIQ: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	4,100	4,100

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — 2.7%

Borough of Butler GO, BAN, 2.00%, 9/11/2020	7,233	7,260

Borough of Palisades Park GO, BAN, 2.00%, 3/20/2020	3,280	3,281

Borough of Paulsboro GO, BAN, 2.00%, 8/31/2020	4,902	4,919

Borough of Roselle GO, BAN, 2.00%, 11/18/2020	10,000	10,048

Borough of Somerville GO, BAN, 1.75%, 11/5/2020	4,157	4,170

Borough of Wood-Ridge GO, BAN, 2.00%, 11/6/2020	2,149	2,159

Essex County Improvement Authority Rev., AMT, GTD, 3.00%, 11/1/2020	400	404

Township of Lyndhurst

GO, BAN, 2.75%, 3/13/2020	400	400

GO, BAN, 1.88%, 9/10/2020	900	903

Township of Mount Olive GO, BAN, 2.00%, 12/11/2020	3,374	3,392

Township of Teaneck GO, BAN, 2.00%, 6/26/2020	9,750	9,773

Township of Vernon GO, BAN, 2.00%, 9/4/2020	7,366	7,393

		54,102

New York — 6.9%

Binghamton City School District GO, BAN, 2.00%, 10/2/2020	6,500	6,522

City of Syracuse, City Purposes Series 2019B, GO, RAN, 2.00%, 7/7/2020	5,000	5,012

Herricks Union Free School District GO, TAN, 2.00%, 6/19/2020	3,000	3,006

Liverpool Central School District GO, BAN, 2.00%, 6/26/2020	2,000	2,004

Metropolitan Transportation Authority

Series 2018B-1E, Rev., BAN, 5.00%, 5/15/2020	2,000	2,015

Series 2019D-2, Rev., BAN, 4.00%, 7/1/2020	4,500	4,540

New York City Industrial Development Agency, Empowerment Zone, Tiago Holdings, LLC Project Rev., VRDO, LOC: TD Bank NA, 1.15%, 3/6/2020 (b)	32,000	32,000

New York City Transitional Finance Authority, Future Tax Secured Series D-4, Rev., VRDO, LIQ: Mizuho Bank Ltd., 1.25%, 3/2/2020 (b)	465	465

New York State Housing Finance Agency, 350 West 43rd Street Housing

Series 2004A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.32%, 3/2/2020 (b)	5,000	5,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	73

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.32%, 3/2/2020 (b)	13,635	13,635

Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.32%, 3/2/2020 (b)	2,230	2,230

New York State Housing Finance Agency, 455 West 37th Street Housing Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thueringen, 1.32%, 3/2/2020 (b)	55,050	55,050

Palmyra Macedon Central School District GO, BAN, 2.00%, 7/21/2020	4,500	4,512

State of New York Mortgage Agency, Homeowner Mortgage Series 135, Rev., VRDO, AMT, LIQ: Barclays Bank plc, 1.27%, 3/2/2020 (b)	2,500	2,500

Town of Eastchester GO, BAN, 2.00%, 9/4/2020	2,183	2,190

		140,681

North Carolina — 0.1%

Tender Option Bond Trust Receipts/Certificates Series 2018-XG0170, Rev., VRDO, LIQ: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	3,000	3,000

Ohio — 1.1%

City of Brecksville, Various Purpose Improvement, Limited Tax GO, BAN, 2.00%, 2/25/2021	4,875	4,918

City of Twinsburg, Gleneagles Clubhouse Improvements, Limited Tax GO, BAN, 2.00%, 2/25/2021	2,300	2,315

Finneytown Local School District GO, BAN, 2.25%, 4/15/2020	4,000	4,005

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-30, GO, VRDO, LOC: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	3,905	3,905

Sycamore Community City School District GO, BAN, 2.25%, 4/15/2020	8,000	8,010

		23,153

Oregon — 1.9%

Marion County Housing Authority, Residence At Marian Rev., VRDO, LOC: U.S. Bank NA, 1.22%, 3/6/2020 (b)	235	235

Port of Portland, Oregon International Airport, Multimodal Variable Rate

Subseries 18A, Rev., VRDO, AMT, LOC: Industrial & Commercial Bank of China, 1.30%, 3/6/2020 (b)	26,350	26,350

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oregon — continued

Subseries 18B, Rev., VRDO, AMT, LOC: Industrial & Commercial Bank of China, 1.30%, 3/6/2020 (b)	7,615	7,615

Port of Portland, Special Obligation, Horizon Air Industries, Inc. Rev., VRDO, LOC: Bank of America NA, 1.22%, 3/2/2020 (b)	3,600	3,600

		37,800

Other — 2.7%

Eagle Tax-Exempt Trust Series 0055F, Class A, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 1.19%, 3/6/2020 (b) (c)	7,665	7,665

FHLMC, Multi-Family Housing

Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.19%, 3/6/2020 (b) (c)	10,000	10,000

Series M021, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.19%, 3/6/2020 (b) (c)	10,000	10,000

Series M015, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.20%, 3/6/2020 (b) (c)	13,785	13,785

Series M025, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.22%, 3/6/2020 (b) (c)	4,490	4,490

Series M026, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.22%, 3/6/2020 (b) (c)	5,840	5,840

SunAmerica Taxable Trust, Various States Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.21%, 3/6/2020 (b)	1,310	1,310

		53,090

Pennsylvania — 0.6%

City of Philadelphia, Water and Wastewater Series B, Rev., VRDO, LOC: TD Bank NA, 1.08%, 3/6/2020 (b)	1,540	1,540

Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2006-93B, Rev., VRDO, AMT, LIQ: Wells Fargo Bank NA, 1.19%, 3/6/2020 (b)	3,120	3,120

Southeastern Pennsylvania Transportation Authority Rev., 3.00%, 3/1/2020	30	30

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF0702, Rev., VRDO, LIQ: Bank of America NA, 1.17%, 3/6/2020 (b) (c)	2,000	2,000

Series 2018-XL0061, Rev., VRDO, LOC: Citibank NA, 1.21%, 3/6/2020 (b) (c)	4,490	4,490

		11,180

Rhode Island — 0.5%

Rhode Island Housing and Mortgage Finance Corp., Multi-Family Housing, University Heights Project Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 1.30%, 3/6/2020 (b)	10,000	10,000

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

South Carolina — 0.5%

South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC: Bank of America NA, 1.26%, 3/6/2020 (b)	5,000	5,000

Tender Option Bond Trust Receipts/Certificates Series 2019-ZF0824, Rev., VRDO, LOC: Bank of America NA, 1.23%, 3/6/2020 (b) (c)	2,325	2,325

Town of Lexington, Combined Waterworks and Sewer System Rev., BAN, 2.50%, 10/27/2020	3,000	3,024

		10,349

Tennessee — 1.0%

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Arbor Crest Rev., VRDO, FNMA, LOC: FNMA, 1.15%, 3/6/2020 (b)	12,750	12,750

Tender Option Bond Trust Receipts/Certificates

Series 2018-XL0062, Rev., VRDO, LOC: Citibank NA, 1.21%, 3/6/2020 (b) (c)	4,420	4,420

Series 2019-XG0268, Rev., VRDO, LOC: Bank of America NA, 1.22%, 3/6/2020 (b) (c)	3,475	3,475

		20,645

Texas — 10.0%

Dallas-Fort Worth International Airport Facility Improvement Corp., Flight Safety Project Series 1999, Rev., VRDO, 1.26%, 3/6/2020 (b)	12,900	12,900

Gulf Coast Waste Disposal Authority, Environmental Facilities, ExxonMobil Project

Rev., VRDO, 1.24%, 3/2/2020 (b)	8,275	8,275

Series B, Rev., VRDO, 1.24%, 3/2/2020 (b)	5,245	5,245

Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project

Series B, Rev., VRDO, 1.24%, 3/2/2020 (b)	25,100	25,100

Subseries B-4, Rev., VRDO, 1.24%, 3/2/2020 (b)	2,475	2,475

Port of Port Arthur Navigation District, Fina Oil and Chemical Co. Project Rev., VRDO, 1.22%, 3/6/2020 (b)	3,425	3,425

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-31, GO, VRDO, LOC: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	3,000	3,000

State of Texas Rev., TRAN, 4.00%, 8/27/2020	40,000	40,523

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued

State of Texas, Veterans

Series 2010C, GO, VRDO, LIQ: State Street Bank & Trust,

1.18%, 3/6/2020 (b)	170	170

Series A, GO, VRDO, LIQ: State Street Bank & Trust, 1.18%, 3/6/2020 (b)	5,165	5,165

GO, VRDO, AMT, LIQ: State Street Bank & Trust, 1.23%, 3/6/2020 (b)	11,915	11,915

State of Texas, Veterans Housing Assistance Program Series 2007-B, GO, VRDO, AMT, LIQ: State Street Bank & Trust, 1.23%, 3/6/2020 (b)	27,445	27,445

Tarrant County Cultural Education Facilities Finance Corp., Christus Health Series C-2, Rev., VRDO, LOC: Bank of New York Mellon, 1.15%, 3/6/2020 (b)	3,200	3,200

Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project Series A, Rev., VRDO, LOC: TD Bank NA, 1.19%, 3/2/2020 (b)	8,015	8,015

Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0465, Rev., VRDO, LOC: Royal Bank of Canada, 1.22%, 3/6/2020 (b) (c)	48,605	48,605

		205,458

Virginia — 0.8%

Tender Option Bond Trust Receipts/Certificates Series 2018-BAML0004, Rev., VRDO, FHLMC, LIQ: Bank of America NA, 1.25%, 3/6/2020 (b) (c)	15,190	15,190

Washington — 0.3%

Tender Option Bond Trust Receipts/Certificates Series 2018-XF0658, Rev., VRDO, LIQ: Bank of America NA, 1.23%, 3/6/2020 (b) (c)	5,610	5,610

West Virginia — 0.5%

Tender Option Bond Trust Receipts/Certificates Series 2020-XL0130, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.18%, 3/6/2020 (b) (c)	11,085	11,085

Wyoming — 0.8%

County of Laramie, Industrial Development, Cheyenne Light Fuel and Power Co. Project Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.21%, 3/6/2020 (b)	7,000	7,000

County of Lincoln, Wyoming Pollution Control, ExxonMobile Project Series 2014, Rev., VRDO, AMT, 1.22%, 3/2/2020 (b)	9,615	9,615

		16,615

Total Municipal Bonds (Cost $1,190,493)		1,190,493

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	75

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — 4.1%

California — 0.5%

Nuveen California Quality Municipal Income Fund Series 4, LIQ: Royal Bank of Canada, 1.26%, 3/6/2020 # (c)	10,000	10,000

Other — 3.6%

BlackRock MuniYield Quality Fund III, Inc. LIQ: Citibank NA, 1.29%, 3/6/2020 # (c)	30,000	30,000

Nuveen Quality Municipal Income Fund

Series 2, LIQ: Barclays Bank plc, 1.29%, 3/6/2020 # (c)	20,000	20,000

Series 3, LIQ: Barclays Bank plc, 1.29%, 3/6/2020 # (c)	24,200	24,200

		74,200

Total Variable Rate Demand Preferred Shares (Cost $84,200)		84,200

	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 3.0%

Commercial Paper — 3.0%

City of Atlanta Series K-4, 1.50%, 3/23/2020	2,500	2,500

County of Harris

Series A-1, 1.15%, 3/5/2020	450	450

Series B, 1.15%, 3/5/2020	100	100

Series C, 1.15%, 3/5/2020	250	250

1.20%, 3/12/2020	950	950

Series A-1, 1.12%, 5/7/2020	1,785	1,785

Series A-1, 1.07%, 6/4/2020	1,250	1,250

County of Hillsborough, Capital Improvement Program Series A, 1.17%, 4/30/2020	3,000	3,000

County of Miami-Dade Series A-1, 1.12%, 3/17/2020	15,000	15,000

Harris County Toll Road Authority (The)

Series E-2, 1.08%, 3/12/2020	3,950	3,950

Series E-1, 1.20%, 3/12/2020	1,830	1,830

Indiana Finance Authority Series D-2, 1.12%, 7/7/2020	3,000	3,000

Massachusetts Bay Transportation Authority Series A, 1.15%, 4/2/2020	4,700	4,700

Omaha Public Power District Series A, 1.06%, 4/2/2020	3,700	3,700

Southwestern Illinois Development Authority Series 17-B, 1.21%, 5/7/2020	2,500	2,500

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

University of Texas System (The)

Series A, 1.25%, 5/4/2020	5,000	5,000

Series A, 1.29%, 5/29/2020	10,000	10,000

Total Commercial Paper (Cost $59,965)		59,965

Total Short-Term Investments (Cost $59,965)		59,965

Total Investments — 65.4% (Cost $1,334,658)*		1,334,658
Other Assets Less Liabilities — 34.6%		705,466

NET ASSETS — 100.0%		2,040,124

Percentages indicated are based on net assets.

Abbreviations

AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
Rev.	Revenue
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 29, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 29, 2020.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 73.6%

California — 73.6%

Alameda Public Financing Authority, Multi-Family Housing, Eagle Village/Parrot Village Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.08%, 3/6/2020 (b)	200	200

California Certificate Series 2016-XF2252, GO, VRDO, LIQ: Citibank NA, 1.11%, 3/6/2020 (b) (c)	6,240	6,240

California Infrastructure and Economic Development Bank, Industrial Development, Silva Corks USA LLC Project Rev., VRDO, LOC: Bank of America NA, 1.33%, 3/6/2020 (b)	1,690	1,690

California Municipal Finance Authority, Chevron USA, Inc., Project Rev., VRDO, 1.10%, 3/2/2020 (b)	1,250	1,250

California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project

Series 2010A, Rev., VRDO, 1.05%, 3/2/2020 (b)	7,400	7,400

Series 2010-A, Rev., VRDO, 1.10%, 3/2/2020 (b)	17,060	17,060

California Pollution Control Financing Authority, Solid Waste Disposal, Recology, Inc. Project Series A, Rev., VRDO, LOC: Bank of America NA, 1.18%, 3/6/2020 (b)	2,200	2,200

California Public Finance Authority, Sharp Healthcare Series 2017B, Rev., VRDO, LOC: Barclays Bank plc, 1.10%, 3/2/2020 (b)	9,400	9,400

California State Public Works Board, Capital Projects Series 2019C, Rev., 5.00%, 11/1/2020	1,495	1,534

California Statewide Communities Development Authority, Rady Children’s Hospital Series 2008B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.05%, 3/2/2020 (b)	10,090	10,090

City and County of San Francisco, Multi-Family Housing, Transbay Block 8 Tower Apartments Series H-1, Rev., VRDO, LOC: Bank of China, 1.19%, 3/6/2020 (b)	13,250	13,250

City and County of San Francisco, Multiple Capital Appreciation Projects COP, 5.00%, 4/1/2020	6,000	6,020

City of Irvine, Reassessment District No. 93-14 VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.09%, 3/2/2020 (b)	25,366	25,366

City of Los Angeles

Rev., TRAN, 5.00%, 6/25/2020	13,340	13,506

Series 2017B, GO, 5.00%, 9/1/2020	400	408

City of Los Angeles Department of Airports, Private Activity Rev., AMT, 5.00%, 5/15/2020	1,000	1,008

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

City of Los Angeles, Harbor Department Series A, Rev., AMT, 5.00%, 8/1/2020	500	508

City of Los Angeles, Queen Portfolio Apartments Series 2007D, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.30%, 3/6/2020 (b)	700	700

City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments

Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.20%, 3/6/2020 (b)	8,500	8,500

Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.20%, 3/6/2020 (b)	2,000	2,000

Coast Community College District Series A, GO, 5.00%, 8/1/2020	310	315

County of Los Angeles Rev., TRAN, 5.00%, 6/30/2020	2,200	2,228

County of Riverside

Rev., TRAN, 5.00%, 6/30/2020	5,565	5,636

Series 2019A, Rev., 1.38%, 10/22/2020	5,500	5,510

Daly City Housing Development Finance Agency, Multi-Family, Serramonte Del Rey Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.10%, 3/6/2020 (b)	8,000	8,000

Fremont Public Financing Authority Rev., 5.00%, 10/1/2020	2,180	2,231

Los Angeles Department of Water & Power System

Series 2019A-3, Rev., VRDO, LIQ: Citibank NA, 1.05%, 3/2/2020 (b)	1,255	1,255

Series A-2, Rev., VRDO, LIQ: TD Bank NA, 1.05%, 3/2/2020 (b)	8,770	8,770

Series B-3, Rev., VRDO, LIQ: Barclays Bank plc, 1.05%, 3/2/2020 (b)	15,000	15,000

Los Angeles Department of Water and Power System

Subseries B-4, Rev., VRDO, LIQ: Citibank NA, 1.16%, 3/2/2020 (b)	15,000	15,000

Series A-6, Rev., VRDO, LIQ: Bank of America NA, 1.19%, 3/2/2020 (b)	8,510	8,510

Series 2013B, Rev., 5.00%, 7/1/2020	315	319

Metropolitan Water District of Southern California

Series 2018A-1, Rev., VRDO, LIQ: TD Bank NA, 1.16%, 3/2/2020 (b)	7,420	7,420

Series 2017A, Rev., VRDO, LIQ: Citibank NA, 1.19%, 3/2/2020 (b)	12,990	12,990

Modesto Public Financing Authority Rev., VRDO, LOC: Bank of the West, 1.00%, 3/6/2020 (b)	11,165	11,165

RBC Municipal Products, Inc. Trust VRDO, LOC: Royal Bank of Canada, 1.30%, 3/6/2020 (b) (c)	2,000	2,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	77

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

California — continued

RBC Municipal Products, Inc. Trust, Floater Certificates Series G-6, GO, VRDO, LOC: Royal Bank of Canada, 1.15%, 3/6/2020 (b) (c)	6,000	6,000

Regents of the University of California Series 2013AL-3, Rev., VRDO, 1.16%, 3/2/2020 (b)	11,000	11,000

Regents of the University of California Medical Center Pooled Series 2013K, Rev., VRDO, 1.10%, 3/2/2020 (b)	4,765	4,765

Regents of the University of California, Medical Center Pooled Series 2007B-1, Rev., VRDO, 1.10%, 3/2/2020 (b)	5,300	5,300

San Diego Unified School District Series A, Rev., TRAN, 5.00%, 6/30/2020	660	668

San Marcos Unified School District Series 2016-ZF2390, GO, VRDO, LIQ: Citibank NA, 1.12%, 3/6/2020 (b) (c)	7,760	7,760

Sonoma County Junior College District Series 2014B, GO, 4.00%, 8/1/2020	8,800	8,909

State of California Series 2005B5, GO, VRDO, LOC: MUFG Union Bank NA, 1.18%, 3/2/2020 (b)	4,000	4,000

State of California, Kindergarten University Public Education Facilities Series 2004B-5, GO, VRDO, LOC: U.S. Bank NA, 1.18%, 3/2/2020 (b)	6,125	6,125

Tender Option Bond Trust Receipts/Certificates

Series 2018-XF2534, GO, VRDO, LIQ: Citibank NA, 1.11%, 3/6/2020 (b) (c)	920	920

Series 2018-YX1098, Rev., VRDO, LIQ: Barclays Bank plc, 1.13%, 3/6/2020 (b) (c)	3,500	3,500

Series 2019-XL0109, Rev., VRDO, LIQ: Barclays Bank plc, 1.13%, 3/6/2020 (b) (c)	1,250	1,250

Series 2017-XF0607, Rev., VRDO, LIQ: TD Bank NA, 1.15%, 3/6/2020 (b) (c)	3,330	3,330

Series 2018-G-92, GO, VRDO, LOC: Royal Bank of Canada, 1.15%, 3/6/2020 (b) (c)	1,500	1,500

Series 2018-XF0727, Rev., VRDO, LIQ: Royal Bank of Canada, 1.15%, 3/6/2020 (b) (c)	1,500	1,500

Series 2018-XG0182, Rev., VRDO, LOC: Barclays Bank plc, 1.15%, 3/6/2020 (b) (c)	6,030	6,030

Series 2018-XL0059, Rev., VRDO, LOC: Barclays Bank plc, 1.15%, 3/6/2020 (b) (c)	3,000	3,000

Series 2018-XM0696, Rev., VRDO, LIQ: Bank of America NA, 1.15%, 3/6/2020 (b) (c)	2,295	2,295

Series 2019-XF0753, GO, VRDO, LIQ: Royal Bank of Canada, 1.15%, 3/6/2020 (b) (c)	2,000	2,000

Series 2019-XL0117, Rev., VRDO, LOC: Royal Bank of Canada, 1.15%, 3/6/2020 (b) (c)	2,000	2,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued

Series 2020-XF0862, GO, VRDO, LIQ: TD Bank NA, 1.15%, 3/6/2020 (b) (c)	7,650	7,650

Series E-67, Rev., VRDO, LOC: Royal Bank of Canada, 1.15%, 3/6/2020 (b) (c)	3,000	3,000

Series XF0568, Rev., VRDO, LIQ: Bank of America NA, 1.15%, 3/6/2020 (b) (c)	5,400	5,400

Series 2018-XG0181, GO, VRDO, LIQ: Bank of America NA, 1.16%, 3/6/2020 (b) (c)	4,985	4,985

Series 2018-XM0712, GO, VRDO, LIQ: Morgan Stanley Bank, 1.16%, 3/6/2020 (b) (c)	2,230	2,230

Series 2018-ZF2771, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.16%, 3/6/2020 (b) (c)	4,750	4,750

Series 2020-XF0863, GO, VRDO, LIQ: Bank of America NA, 1.16%, 3/6/2020 (b) (c)	11,460	11,460

Series 2018-ZF0679, Rev., VRDO, LIQ: Bank of America NA, 1.17%, 3/6/2020 (b) (c)	7,615	7,615

Series 2018-ZF2744, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.17%, 3/6/2020 (b) (c)	6,900	6,900

Series 2019-XL0112, Rev., VRDO, LIQ: Barclays Bank plc, 1.17%, 3/6/2020 (b) (c)	1,050	1,050

Series 2018-ZM0585, GO, VRDO, LIQ: Wells Fargo Bank NA, 1.18%, 3/6/2020 (b) (c)	3,750	3,750

Series 2019-XM0741, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.18%, 3/6/2020 (b) (c)	7,785	7,785

Series 2016-ZF2386, GO, VRDO, LIQ: Citibank NA, 1.20%, 3/6/2020 (b) (c)	5,340	5,340

Series 2017-XF0578, GO, VRDO, LIQ: TD Bank NA, 1.20%, 3/6/2020 (b) (c)	1,190	1,190

Series 2018-XF2724, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.20%, 3/6/2020 (b) (c)	10,000	10,000

Series 2019-XM0750, Rev., VRDO, LIQ: Bank of America NA, 1.20%, 3/6/2020 (b) (c)	2,250	2,250

Series 2017-ZF0581, Rev., VRDO, LIQ: Royal Bank of Canada, 1.21%, 3/6/2020 (b) (c)	2,375	2,375

Series 2017-ZM0473, Rev., VRDO, LIQ: Royal Bank of Canada, 1.21%, 3/6/2020 (b) (c)	2,600	2,600

Series 2017-ZM0487, Rev., VRDO, LIQ: Royal Bank of Canada, 1.21%, 3/6/2020 (b) (c)	1,465	1,465

Series 2019-BAML8003, Rev., VRDO, LOC: Bank of America NA, 1.25%, 3/6/2020 (b) (c)	15,870	15,870

Total Municipal Bonds (Cost $424,196)		424,196

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

INVESTMENTS (a)	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — 7.6%

California — 7.6%

BlackRock MuniYield California Quality Fund, Inc. Series W-7, LIQ: TD Bank NA, 1.24%, 3/6/2020 # (c)	5,000	5,000

Nuveen California AMT-Free Quality Municipal Income Fund Series 6, LIQ: Sumitomo Mitsui Banking Corp., 1.15%, 3/6/2020 # (c)	20,000	20,000

Nuveen California Quality Municipal Income Fund

Series 4, LIQ: Royal Bank of Canada, 1.26%, 3/6/2020 # (c)	7,000	7,000

Series 1, LIQ: Societe Generale, 1.27%, 3/6/2020 # (c)	7,000	7,000

Series 6, LIQ: Citibank NA, 1.27%, 3/6/2020 # (c)	5,100	5,100

Total Variable Rate Demand Preferred Shares (Cost $44,100)		44,100

	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 18.6%

Commercial Paper — 18.6%

California State University Institute

Series A, 0.95%, 5/6/2020	5,900	5,900

California Statewide Communities Development Authority

Series 08-C, 1.20%, 3/5/2020	5,000	5,000

Series D, 1.10%, 6/11/2020	12,000	12,000

Series 09-D, 0.95%, 7/8/2020	5,000	5,000

City of San Diego Series A, 0.89%, 5/12/2020	6,000	6,000

Los Angeles County Capital Asset Leasing Corp. 1.05%, 4/8/2020	1,700	1,700

1.09%, 5/14/2020	5,000	5,000

1.10%, 5/19/2020	1,400	1,400

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued

Municipal Improvement Corp. of Los Angeles

Series A-1, 0.91%, 3/5/2020	9,605	9,605

Series A-3, 1.10%, 5/12/2020	2,500	2,500

San Diego County Water Authority Series 10, 1.13%, 5/13/2020	5,000	5,000

San Diego Public Facilities Financing Authority Series B, 0.83%, 4/2/2020	5,704	5,704

San Francisco City & County Public Utilities Commission Wastewater Series A-2, 0.89%, 4/1/2020	2,740	2,740

State of California

Series 11A5, 0.89%, 4/6/2020	4,000	4,000

Series A, 0.90%, 4/22/2020	5,000	5,000

Series A-1, 1.08%, 5/12/2020	2,500	2,500

Series 11A5, 1.10%, 5/12/2020	3,750	3,750

State of California Department of Water Resources 1.07%, 4/7/2020	7,615	7,615

University of California

Series A, 1.10%, 5/12/2020	4,000	4,000

Series A, 1.10%, 5/13/2020	8,500	8,500

Series A, 1.12%, 5/13/2020	2,000	2,000

West Basin Financing Corp. 0.90%, 3/4/2020	2,500	2,500

Total Commercial Paper (Cost $107,414)		107,414

Total Short-Term Investments (Cost $107,414)		107,414

Total Investments — 99.8% (Cost $575,710)*		575,710
Other Assets Less Liabilities — 0.2%		1,007

NET ASSETS — 100.0%		576,717

Percentages indicated are based on net assets.

Abbreviations

AMT	Alternative Minimum Tax
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 29, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 29, 2020.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	79

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 83.7%

New York — 83.7%

Addison Central School District GO, BAN, 2.00%, 7/17/2020	10,200	10,228

Albany Industrial Development Agency, Civic Facility, Living Resources Corp. Project Series A, Rev., VRDO, LOC: HSBC Bank USA NA, 1.18%, 3/6/2020 (b)	2,490	2,490

Allegany-Limestone Central School District GO, BAN, 2.00%, 6/26/2020	5,000	5,011

Amherst Development Corp., Student Housing Facility, South Lake Village Project Series 2010B, Rev., VRDO, LOC: HSBC Bank USA NA, 1.24%, 3/6/2020 (b)	12,620	12,620

Battery Park City Authority, Junior

Series D-1, Rev., VRDO, LIQ: TD Bank NA, 1.11%, 3/6/2020 (b)	10,000	10,000

Series D-2, Rev., VRDO, LIQ: TD Bank NA, 1.12%, 3/6/2020 (b)	5,000	5,000

Berlin Central School District Series 2019B, GO, BAN, 2.00%, 7/24/2020	8,250	8,271

Binghamton City School District GO, BAN, 2.00%, 10/2/2020	10,000	10,034

Brighton Central School District GO, BAN, 2.00%, 6/30/2020	10,000	10,024

Build NYC Resource Corp., The Asia Society Project Rev., VRDO, LOC: TD Bank NA, 1.12%, 3/6/2020 (b)	1,860	1,860

Center Moriches Union Free School District GO, TAN, 2.00%, 6/25/2020	6,400	6,413

Cheektowaga-Maryvale Union Free School District GO, BAN, 2.00%, 7/14/2020	5,500	5,515

City of Kingston Series B, GO, BAN, 2.00%, 8/26/2020	9,732	9,769

City of New York, Fiscal Year 2012

Series G, Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.19%, 3/2/2020 (b)	11,715	11,715

Series D, Subseries D-3A, GO, VRDO, LIQ: Bank of New York Mellon, 1.21%, 3/2/2020 (b)	3,350	3,350

City of New York, Fiscal Year 2013 Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 1.19%, 3/2/2020 (b)	10,650	10,650

City of New York, Fiscal Year 2014 Series D, Subseries D-5, GO, VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	12,200	12,200

City of New York, Fiscal Year 2017 Series A, Subseries A-7, GO, VRDO, LOC: Bank of the West, 1.23%, 3/2/2020 (b)	22,290	22,290

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

City of New York, Fiscal Year 2018 Subseries E-5, GO, VRDO, LOC: TD Bank NA, 1.18%, 3/2/2020 (b)	13,175	13,175

City of Rome Series B, GO, BAN, 2.00%, 6/17/2020	4,141	4,149

City of Syracuse, City Purposes Series 2019B, GO, RAN, 2.00%, 7/7/2020	10,000	10,025

Cold Spring Harbor Central School District GO, TAN, 2.00%, 6/25/2020	3,820	3,827

County of Broome GO, TAN, 1.75%, 3/4/2020	6,750	6,750

County of Livingston GO, BAN, 2.00%, 9/10/2020	2,576	2,585

County of Montgomery GO, BAN, 2.00%, 10/9/2020	7,470	7,496

East Quogue Union Free School District GO, TAN, 2.00%, 6/25/2020	3,000	3,007

East Williston Union Free School District GO, TAN, 2.00%, 6/25/2020	3,500	3,508

Elmont Union Free School District GO, TAN, 2.00%, 6/25/2020	5,000	5,011

Erie County Industrial Development Agency (The), Canisius High School Series 2008, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 1.25%, 3/6/2020 (b)	10,820	10,820

Erie County Industrial Development Agency (The), Our Lady Victory Corp. Series A, Rev., VRDO, LOC: HSBC Bank USA NA, 1.25%, 3/6/2020 (b)	2,000	2,000

Fayetteville-Manlius Central School District

Series 2020A, GO, BAN, 1.75%, 7/17/2020	7,834	7,851

Series 2019B, GO, BAN, 2.00%, 7/30/2020	3,200	3,210

Franklin County Civic Development Corp., Alice Hyde Medical Center Project Series A, Rev., VRDO, LOC: HSBC Bank USA NA, 1.25%, 3/6/2020 (b)	4,220	4,220

Greenport Union Free School District GO, TAN, 2.00%, 6/25/2020	2,900	2,907

Hammondsport Central School District GO, BAN, 1.75%, 6/26/2020	2,400	2,404

Hannibal Central School District GO, BAN, 2.00%, 7/31/2020	900	902

Hendrick Hudson Central School District GO, BAN, 2.50%, 5/14/2020	4,000	4,010

Herricks Union Free School District GO, TAN, 2.00%, 6/19/2020	3,000	3,006

Lafayette Central School District GO, BAN, 2.00%, 6/26/2020	5,400	5,413

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Liverpool Central School District Series 2019A, GO, BAN, 2.00%, 9/25/2020	3,867	3,879

Marion Central School District GO, BAN, 2.00%, 6/26/2020	2,000	2,005

Mattituck-Cutchogue Union Free School District GO, TAN, 2.00%, 6/25/2020	8,500	8,518

Metropolitan Transportation Authority

Subseries E-3, Rev., VRDO, LOC: Bank of America NA, 1.17%, 3/2/2020 (b)	2,000	2,000

Series A-1, Rev., VRDO, LOC: TD Bank NA, 1.18%, 3/2/2020 (b)	19,160	19,160

Subseries B-1, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.14%, 3/6/2020 (b)	17,040	17,040

Rev., VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	25,000	25,000

Series 2008A-2B, Rev., VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	17,300	17,300

Subseries E-1, Rev., VRDO, LOC: PNC Bank NA, 1.15%, 3/6/2020 (b)	34,185	34,185

Series 2018B, Subseries 2018-B-1, Rev., BAN, 5.00%, 5/15/2020	2,500	2,519

Series 2018B-1A, Rev., BAN, 5.00%, 5/15/2020	2,290	2,307

Series 2018B-1C, Rev., BAN, 5.00%, 5/15/2020	7,410	7,464

Series 2018B-1E, Rev., BAN, 5.00%, 5/15/2020	3,500	3,526

Series 2019C, Rev., BAN, 4.00%, 7/1/2020	1,090	1,100

Series 2019D-2, Rev., BAN, 4.00%, 7/1/2020	23,320	23,529

Monticello Central School District GO, BAN, 2.00%, 9/18/2020	10,010	10,051

Nassau County Industrial Development Housing Agency Rev., VRDO, LOC: FNMA, 1.18%, 3/6/2020 (b)	13,500	13,500

Nassau County Interim Finance Authority, Sales Tax Secured Series B, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 1.10%, 3/6/2020 (b)	30,000	30,000

Nassau Health Care Corp., Nassau County Guaranteed

Series 2009C-2, Rev., VRDO, GTD, LOC: Bank of America NA, 1.14%, 3/6/2020 (b)	19,460	19,460

Series 2009D-1, Rev., VRDO, GTD, LOC: Bank of America NA, 1.14%, 3/6/2020 (b)	4,490	4,490

Series 2009D-2, Rev., VRDO, GTD, LOC: Bank of America NA, 1.14%, 3/6/2020 (b)	17,360	17,360

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Subseries C1, Rev., VRDO, GTD, LOC: Bank of America NA, 1.14%, 3/6/2020 (b)	17,620	17,620

Subseries B-1, Rev., VRDO, GTD, LOC: Bank of America NA, 1.15%, 3/6/2020 (b)	28,170	28,170

New York City Health & Hospital Corp., Health System Series C, Rev., VRDO, LOC: TD Bank NA, 1.14%, 3/6/2020 (b)	14,125	14,125

New York City Housing Development Corp., Multi-Family Housing Series 2009A, Rev., VRDO, LOC: FHLMC, 1.13%, 3/6/2020 (b)	8,700	8,700

New York City Housing Development Corp., Multi-Family Housing, Ogden Avenue Apartments Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.19%, 3/6/2020 (b)	4,660	4,660

New York City Housing Development Corp., Multi-Family Mortgage, 1405 Fifth Avenue Apartments Series A, Rev., VRDO, LOC: Citibank NA, 1.18%, 3/6/2020 (b)	9,790	9,790

New York City Housing Development Corp., Multi-Family Mortgage, 500 East 165th Street Apartments Series 2006 A, Rev., VRDO, LOC: Bank of America NA, 1.20%, 3/6/2020 (b)	6,500	6,500

New York City Housing Development Corp., Multi-Family Mortgage, Bathgate Avenue Apartments Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.19%, 3/6/2020 (b)	3,225	3,225

New York City Housing Development Corp., Multi-Family Mortgage, Boricua Village Apartments Site Series C, Rev., VRDO, LOC: Citibank NA, 1.23%, 3/6/2020 (b)	6,665	6,665

New York City Housing Development Corp., Multi-Family Mortgage, Bruckner by the Bridge Series A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 1.14%, 3/6/2020 (b)	13,990	13,990

New York City Housing Development Corp., Multi-Family Mortgage, Elliott Chelsea Development Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.15%, 3/6/2020 (b)	17,145	17,145

New York City Housing Development Corp., Multi-Family Mortgage, Markham Gardens Apartments Series 2006 A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.19%, 3/6/2020 (b)	5,800	5,800

New York City Housing Development Corp., Multi-Family Mortgage, Reverend Ruben Diaz Rev., VRDO, FHLMC, LIQ: FHLMC, 1.19%, 3/6/2020 (b)	2,305	2,305

New York City Housing Development Corp., Multi-Family Mortgage, West 26th Street Development Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.13%, 3/6/2020 (b)	10,170	10,170

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	81

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York City Housing Development Corp., Multi-Family Rental Housing Series 2001A, Rev., VRDO, FNMA, LOC: FNMA, 1.19%, 3/6/2020 (b)	7,900	7,900

New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.14%, 3/6/2020 (b)	22,045	22,045

New York City Housing Development Corp., Multi-Family Rental Housing, Brittany Development Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.19%, 3/6/2020 (b)	29,400	29,400

New York City Housing Development Corp., Multi-Family Rental Housing, Gold Street Series A, Rev., VRDO, LOC: FNMA, 1.20%, 3/6/2020 (b)	20,000	20,000

New York City Housing Development Corp., Multi-Family Rental Housing, Lexington Courts Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.15%, 3/6/2020 (b)	8,270	8,270

New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.23%, 3/6/2020 (b)	2,300	2,300

New York City Housing Development Corp., Multi-Family, Pearl LLC Series 2006A, Rev., VRDO, LOC: FNMA, 1.20%, 3/6/2020 (b)	6,100	6,100

New York City Industrial Development Agency, 123 Washington LLC Project Series 2007, Rev., VRDO, LOC: Bank of China, 1.22%, 3/2/2020 (b)	27,255	27,255

New York City Industrial Development Agency, Civic Facility, New York Congregational Nursing Center Project Series A, Rev., VRDO, LOC: HSBC Bank USA NA, 1.25%, 3/6/2020 (b)	300	300

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2009 Subseries BB-1, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 1.22%, 3/2/2020 (b)	15,050	15,050

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014

Subseries 2014 AA-3, Rev., VRDO, LIQ: TD Bank NA, 1.19%, 3/2/2020 (b)	16,285	16,285

Series AA, Subseries AA-5, Rev., VRDO, LIQ: Mizuho Bank Ltd., 1.19%, 3/2/2020 (b)	28,200	28,200

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015-BB-2, Rev., VRDO, LIQ: Mizuho Bank Ltd., 1.20%, 3/2/2020 (b)	10,160	10,160

New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2016 Series AA-2, Rev., VRDO, LIQ: PNC Bank NA, 1.25%, 3/2/2020 (b)	500	500

New York City Transitional Finance Authority Future Tax Secured Subseries C-5, Rev., VRDO, LIQ: Bank of America NA, 1.17%, 3/2/2020 (b)	5,015	5,015

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001 Series C, Rev., VRDO, LIQ: PNC Bank NA, 1.15%, 3/6/2020 (b)	10,000	10,000

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Subseries A-4, Rev., VRDO, LIQ: TD Bank NA, 1.19%, 3/2/2020 (b)	19,850	19,850

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010 Subseries F-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.15%, 3/6/2020 (b)	3,855	3,855

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Subseries C-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.13%, 3/6/2020 (b)	3,230	3,230

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Subseries D-3, Rev., VRDO, LIQ: Mizuho Bank Ltd., 1.22%, 3/2/2020 (b)	9,700	9,700

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Subseries A-3, Rev., VRDO, LIQ: Mizuho Bank Ltd., 1.22%, 3/2/2020 (b)	7,850	7,850

New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016 Subseries A-4, Rev., VRDO, LIQ: Bank of America NA, 1.17%, 3/2/2020 (b)	5,100	5,100

New York City Transitional Finance Authority, Future Tax Secured, New York City Recovery Series 1, Subseries 1D, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 1.22%, 3/2/2020 (b)	5,195	5,195

New York City Trust for Cultural Resources, American Museum Series 2014B2, Rev., VRDO, 1.15%, 3/6/2020 (b)	8,000	8,000

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York City Trust for Cultural Resources, Metropolitan Museum of Art

Subseries A-1, Rev., VRDO, 1.12%, 3/6/2020 (b)	21,825	21,825

Subseries A-2, Rev., VRDO, 1.12%, 3/6/2020 (b)	13,230	13,230

New York City Water and Sewer System, Second General Resolution Series CC-1, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 1.15%, 3/6/2020 (b)	980	980

New York State Dormitory Authority, Blythedale Children’s Hospital Rev., VRDO, LOC: TD Bank NA, 1.19%, 3/6/2020 (b)	2,090	2,090

New York State Dormitory Authority, Catholic Health System Series 2019 B, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 1.15%, 3/6/2020 (b)	17,000	17,000

New York State Dormitory Authority, City University System, CONS Fifth General Resolution

Series D, Rev., VRDO, LOC: TD Bank NA, 1.12%, 3/6/2020 (b)	30,000	30,000

Series C, Rev., VRDO, LOC: Bank of America NA, 1.15%, 3/6/2020 (b)	17,465	17,465

New York State Dormitory Authority, Court Facilities Lease Series B, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.25%, 3/6/2020 (b)	10,000	10,000

New York State Dormitory Authority, Highland Community Development Corp. Series B, Rev., VRDO, LOC: HSBC Bank USA NA, 1.11%, 3/6/2020 (b)	2,735	2,735

New York State Dormitory Authority, Metropolitan Museum of Art Series B, Rev., VRDO, 1.00%, 3/6/2020 (b)	80	80

New York State Dormitory Authority, Northern Westchester Hospital Series 2009, Rev., VRDO, LOC: TD Bank NA, 1.12%, 3/6/2020 (b)	2,270	2,270

New York State Dormitory Authority, Remarketing

Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.14%, 3/6/2020 (b)	43,260	43,260

Series B-1, Rev., VRDO, LOC: Barclays Bank plc, 1.15%, 3/6/2020 (b)	1,825	1,825

New York State Dormitory Authority, St. John’s University

Series 2008B-1, Rev., VRDO, LOC: Bank of America NA, 1.12%, 3/6/2020 (b)	1,105	1,105

Series B-2, Rev., VRDO, LOC: U.S. Bank NA, 1.12%, 3/6/2020 (b)	5,035	5,035

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York State Dormitory Authority, State Personal Income Tax Series C, Rev., 5.00%, 3/15/2020	500	501

New York State Dormitory Authority, Teresian House Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 1.18%, 3/6/2020 (b)	13,200	13,200

New York State Dormitory Authority, University of Rochester Series 2006A-1, Rev., VRDO, LOC: Barclays Bank plc, 1.15%, 3/6/2020 (b)	10,205	10,205

New York State Energy Research and Development Authority

Series 2010A-1, Rev., VRDO, LOC:Bank of Nova Scotia, 1.16%, 3/6/2020 (b)	10,000	10,000

Series 2004C-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.23%, 3/6/2020 (b)	15,700	15,700

New York State Energy Research and Development Authority, Consolidated Edison Co., Inc. Project Series A, Subseries A-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.15%, 3/6/2020 (b)	29,600	29,600

New York State Housing Finance Agency

Series 2002A, Rev., VRDO, LOC: FNMA, 1.20%, 3/6/2020 (b)	5,500	5,500

Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.20%, 3/6/2020 (b)	7,050	7,050

New York State Housing Finance Agency, 10 Barclay Street Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.18%, 3/6/2020 (b)	8,055	8,055

New York State Housing Finance Agency, 222 East 44th Street Housing

Series A, Rev., VRDO, LOC: Bank of China, 1.20%, 3/6/2020 (b)	23,300	23,300

Series A, Rev., VRDO, LOC: Bank of China, 1.20%, 3/6/2020 (b)	23,250	23,250

New York State Housing Finance Agency, 330 West 39th Street Housing Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.12%, 3/6/2020 (b)	63,500	63,500

New York State Housing Finance Agency, 363 West 30th Street Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.19%, 3/6/2020 (b)	9,985	9,985

New York State Housing Finance Agency, 42nd and 10th Housing

Series A, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 1.12%, 3/6/2020 (b)	14,000	14,000

Series A, Rev., VRDO, AMT, LIQ: FHLMC, 1.17%, 3/6/2020 (b)	10,000	10,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	83

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

New York State Housing Finance Agency, 42nd West 10th Street Housing Series A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 1.12%, 3/6/2020 (b)	37,205	37,205

New York State Housing Finance Agency, 505 East 37th Street Housing

Series 2009A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.22%, 3/2/2020 (b)	7,050	7,050

Series 2009B, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.22%, 3/2/2020 (b)	7,000	7,000

New York State Housing Finance Agency, 600 West 42nd Street Housing Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.14%, 3/6/2020 (b)	8,400	8,400

New York State Housing Finance Agency, Clarkstown Maplewood Gardens Housing Series 2009A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.15%, 3/6/2020 (b)	455	455

New York State Housing Finance Agency, Clinton Park Housing Series 2010A, Rev., VRDO, LIQ: FHLMC, 1.14%, 3/6/2020 (b)	11,120	11,120

New York State Housing Finance Agency, College Arms Series 2008A, Rev., VRDO, LIQ: FHLMC, 1.14%, 3/6/2020 (b)	7,090	7,090

New York State Housing Finance Agency, Historic Front Street Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.16%, 3/6/2020 (b)	5,650	5,650

New York State Housing Finance Agency, Housing, 160 Madison Avenue Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.20%, 3/2/2020 (b)	36,925	36,925

New York State Housing Finance Agency, Liberty Street Realty LLC Series 2003 A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.14%, 3/6/2020 (b)	7,000	7,000

New York State Housing Finance Agency, Service Contract Series M-1, Rev., VRDO, LOC: Bank of America NA, 1.13%, 3/6/2020 (b)	2,050	2,050

New York State Housing Finance Agency, Theater Row, Tower Housing Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.23%, 3/6/2020 (b)	11,300	11,300

New York State Housing Finance Agency, Tribeca Green Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.17%, 3/6/2020 (b)	39,560	39,560

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

New York State Housing Finance Agency, Union Square South Housing Series 1996-A, Rev., VRDO, FNMA, LOC: FNMA, 1.19%, 3/6/2020 (b)	39,850	39,850

New York State Housing Finance Agency, Worth Street Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.23%, 3/6/2020 (b)	1,600	1,600

North Shore Central School District GO, TAN, 2.00%, 6/25/2020	5,000	5,010

North Syracuse Central School District GO, BAN, 2.00%, 8/7/2020	10,800	10,835

Onondaga County Industrial Development Agency, Civic Facility, Syracuse Home Association Project Series 2007, Rev., VRDO, LOC: HSBC Bank USA NA, 1.25%, 3/6/2020 (b)	4,250	4,250

Oyster Bay-East Norwich Central School District GO, TAN, 2.00%, 6/23/2020	5,200	5,211

Port Chester-Rye Union Free School District GO, BAN, 2.50%, 6/12/2020	9,700	9,733

Putnam Valley Central School District GO, BAN, 2.00%, 7/17/2020	2,000	2,005

RBC Municipal Products, Inc. Trust, Floater Certificates (Canada)

Series 2018-G5, GO, VRDO, LOC: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	6,000	6,000

Series E-137, Rev., VRDO, LOC: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	23,000	23,000

Sag Harbor Union Free School District Series 2019A, GO, BAN, 2.50%, 6/5/2020	2,000	2,006

Schalmont Central School District GO, BAN, 2.00%, 9/3/2020	1,297	1,302

Seaford Union Free School District GO, TAN, 2.00%, 6/25/2020	5,000	5,012

Shenendehowa Central School District GO, BAN, 1.95%, 6/26/2020	3,000	3,006

Skaneateles Central School District GO, BAN, 2.00%, 7/23/2020	4,900	4,913

South Glens Falls Central School District Series 2019A, GO, BAN, 2.00%, 7/24/2020	1,145	1,148

State of New York Mortgage Agency, Homeowner Mortgage

Series 207, Rev., VRDO, LIQ: Royal Bank of Canada, 1.17%, 3/6/2020 (b)	14,000	14,000

Series 129, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 1.21%, 3/6/2020 (b)	5,500	5,500

Tender Option Bond Trust Receipts/Certificates

Series E-118, GO, VRDO, LOC: Royal Bank of Canada, 1.22%, 3/2/2020 (b) (c)	38,950	38,950

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Series E-120, Rev., VRDO, LOC: Royal Bank of Canada, 1.22%, 3/2/2020 (b) (c)	12,200	12,200

Series 2015-ZF0264, Rev., VRDO, LIQ: TD Bank NA, 1.17%, 3/6/2020 (b) (c)	6,265	6,265

Series 2016-ZF0381, Rev., VRDO, LIQ: TD Bank NA, 1.17%, 3/6/2020 (b) (c)	4,015	4,015

Series 2017-XF0564, Rev., VRDO, LIQ: TD Bank NA, 1.17%, 3/6/2020 (b) (c)	3,000	3,000

Series 2018-XF0238, Rev., VRDO, LIQ: TD Bank NA, 1.17%, 3/6/2020 (b) (c)	13,815	13,815

Series 2018-XF0634, Rev., VRDO, LIQ: TD Bank NA, 1.17%, 3/6/2020 (b) (c)	7,440	7,440

Series 2018-XF0635, Rev., VRDO, LIQ: TD Bank NA, 1.17%, 3/6/2020 (b) (c)	6,185	6,185

Series 2018-XF0636, Rev., VRDO, LIQ: TD Bank NA, 1.17%, 3/6/2020 (b) (c)	13,985	13,985

Series 2018-XF0697, Rev., VRDO, LIQ: Bank of America NA, 1.17%, 3/6/2020 (b) (c)	5,355	5,355

Series 2018-XF2646, Rev., VRDO, LIQ: Citibank NA, 1.17%, 3/6/2020 (b) (c)	4,540	4,540

Series 2018-XF2656, Rev., VRDO, LIQ: Citibank NA, 1.17%, 3/6/2020 (b) (c)	2,400	2,400

Series 2018-XF2704, Rev., VRDO, LIQ: Citibank NA, 1.17%, 3/6/2020 (b) (c)	4,000	4,000

Series 2018-XF2757, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.17%, 3/6/2020 (b) (c)	11,000	11,000

Series 2018-XM0695, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.17%, 3/6/2020 (b) (c)	20,000	20,000

Series 2018-ZF2769, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.17%, 3/6/2020 (b) (c)	2,500	2,500

Series 2018-ZF2772, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.17%, 3/6/2020 (b) (c)	9,785	9,785

Series 2018-ZM0682, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.17%, 3/6/2020 (b) (c)	5,000	5,000

Series 2019-XF0838, Rev., VRDO, LIQ: Bank of America NA, 1.17%, 3/6/2020 (b) (c)	1,600	1,600

Series 2019-XF0858, Rev., VRDO, LIQ: Bank of America NA, 1.17%, 3/6/2020 (b) (c)	2,800	2,800

Series 2019-XL0102, Rev., VRDO, LIQ: Citibank NA, 1.17%, 3/6/2020 (b) (c)	10,225	10,225

Series 2019-XL0122, Rev., VRDO, LIQ: Bank of America NA, 1.17%, 3/6/2020 (b) (c)	2,940	2,940

Series 2019-XM0783, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.17%, 3/6/2020 (b) (c)	1,215	1,215

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Series 2019-XM0784, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.17%, 3/6/2020 (b) (c)	3,330	3,330

Series 2019-ZF0831, Rev., VRDO, LOC: Bank of America NA, 1.17%, 3/6/2020 (b) (c)	2,450	2,450

Series 2019-ZF0832, Rev., VRDO, LOC: Bank of America NA, 1.17%, 3/6/2020 (b) (c)	945	945

Series 2019-ZF2777, Rev., VRDO, LIQ: Citibank NA, 1.17%, 3/6/2020 (b) (c)	6,000	6,000

Series 2019-ZF2778, Rev., VRDO, LIQ: Citibank NA, 1.17%, 3/6/2020 (b) (c)	5,000	5,000

Series 2020-XF0865, Rev., VRDO, AGM, LOC: Bank of America NA, 1.17%, 3/6/2020 (b) (c)	5,330	5,330

Series 2020-XF0880, Rev., VRDO, LIQ: TD Bank NA, 1.17%, 3/6/2020 (b) (c)	9,035	9,035

Series 2020-XF2852, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.17%, 3/6/2020 (b) (c)	5,000	5,000

Series 2020-XG0272, Rev., VRDO, LIQ: Bank of America NA, 1.17%, 3/6/2020 (b) (c)	8,120	8,120

Series 2020-XG0273, Rev., VRDO, LIQ: Bank of America NA, 1.17%, 3/6/2020 (b) (c)	2,000	2,000

Series 2020-XG0276, Rev., VRDO, LOC: Bank of America NA, 1.17%, 3/6/2020 (b) (c)	16,370	16,370

Series 2020-XG0277, Rev., VRDO, AGM, LOC: Bank of America NA, 1.17%, 3/6/2020 (b) (c)	13,260	13,260

Series 2020-ZM0807, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.17%, 3/6/2020 (b) (c)	5,950	5,950

Series 2020-ZM0808, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.17%, 3/6/2020 (b) (c)	10,430	10,430

Series ZM0544, Rev., VRDO, LIQ: Bank of America NA, 1.17%, 3/6/2020 (b) (c)	2,220	2,220

Series 2016-XF2282, Rev., VRDO, LIQ: Citibank NA, 1.18%, 3/6/2020 (b) (c)	7,400	7,400

Series 2016-XM0438, Rev., VRDO, LIQ: Barclays Bank plc, 1.18%, 3/6/2020 (b) (c)	4,000	4,000

Series 2016-ZM0129, Rev., VRDO, LIQ: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	4,240	4,240

Series 2016-ZM0138, Rev., VRDO, LIQ: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	2,500	2,500

Series 2016-ZM0139, Rev., VRDO, LIQ: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	3,500	3,500

Series 2017-XF0593, Rev., VRDO, LIQ: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	4,355	4,355

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	85

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

New York — continued

Series 2017-XF0598, Rev., VRDO, LIQ: TD Bank NA, 1.18%, 3/6/2020 (b) (c)	3,000	3,000

Series 2017-XG0112, Rev., VRDO, LIQ: Barclays Bank plc, 1.18%, 3/6/2020 (b) (c)	5,600	5,600

Series 2017-XM0505, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.18%, 3/6/2020 (b) (c)	8,961	8,960

Series 2017-ZM0513, Rev., VRDO, LIQ: Barclays Bank plc, 1.18%, 3/6/2020 (b) (c)	7,500	7,500

Series 2018-XF0685, Rev., VRDO, LIQ: TD Bank NA, 1.18%, 3/6/2020 (b) (c)	20,000	20,000

Series 2018-XF2529, Rev., VRDO, LIQ: Citibank NA, 1.18%, 3/6/2020 (b) (c)	2,625	2,625

Series 2018-XM0692, Rev., VRDO, LIQ: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	8,000	8,000

Series 2018-ZF0271, Rev., VRDO, LIQ: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	3,170	3,170

Series 2018-ZF2740, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.18%, 3/6/2020 (b) (c)	2,600	2,600

Series 2018-ZM0600, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.18%, 3/6/2020 (b) (c)	7,500	7,500

Series 2018-ZM0661, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.18%, 3/6/2020 (b) (c)	5,000	5,000

Series 2019-XF0829, Rev., VRDO, LOC: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	6,600	6,600

Series 2019-XF0839, Rev., VRDO, LIQ: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	3,000	3,000

Series 2019-XF0847, Rev., VRDO, LOC: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	22,230	22,230

Series 2019-XF0849, Rev., VRDO, LIQ: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	2,500	2,500

Series 2019-XM0724, Rev., VRDO, LIQ: Royal Bank of Canada, 1.18%, 3/6/2020 (b) (c)	3,000	3,000

Series 2019-BAML-5009, Rev., VRDO, LOC: Bank of America NA, 1.19%, 3/6/2020 (b) (c)	20,024	20,024

Series 2019-XL0110, Rev., VRDO, LIQ: Royal Bank of Canada, 1.19%, 3/6/2020 (b) (c)	5,230	5,230

Series XF2481, Rev., VRDO, LOC: Barclays Bank plc, 1.19%, 3/6/2020 (b) (c)	2,160	2,160

Series 2016-ZF0464, Rev., VRDO, LOC: Royal Bank of Canada, 1.20%, 3/6/2020 (b) (c)	23,000	23,000

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued

Series 2017-XF2488, Rev., VRDO, LIQ: Citibank NA, 1.20%, 3/6/2020 (b) (c)	2,500	2,500

Series 2018-XM0616, Rev., VRDO, LIQ: Citibank NA, 1.20%, 3/6/2020 (b) (c)	10,425	10,425

Series 2019-XG0265, Rev., VRDO, LIQ: Bank of America NA, 1.20%, 3/6/2020 (b) (c)	12,080	12,080

Series 2016-Zf0269, Rev., VRDO, LIQ: TD Bank NA, 1.22%, 3/6/2020 (b) (c)	2,000	2,000

Series 2018-XF0683, Rev., VRDO, LIQ: TD Bank NA, 1.22%, 3/6/2020 (b) (c)	2,000	2,000

Town of Aurora Series 2019A, GO, BAN, 1.50%, 4/2/2020	4,400	4,401

Town of Greece GO, BAN, 2.00%, 10/16/2020	2,500	2,509

Town of Huntington GO, BAN, 2.00%, 9/24/2020	1,000	1,004

Town of Islip Series 2019A, GO, BAN, 2.00%, 5/15/2020	2,600	2,604

Town of Lansing GO, BAN, 2.00%, 9/10/2020	2,153	2,161

Town of North Hempstead Series 2019B, GO, BAN, 2.00%, 9/25/2020	1,013	1,016

Town of Orchard Park GO, BAN, 2.00%, 8/21/2020	5,215	5,235

Town of Southold GO, BAN, 2.00%, 9/24/2020	9,279	9,315

Town of Victor GO, BAN, 2.00%, 7/30/2020	3,586	3,598

Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Subseries 2005B-3, Rev., VRDO, LOC: State Street Bank & Trust, 1.18%, 3/2/2020 (b)	14,000	14,000

Union Endicott Central School District GO, BAN, 2.00%, 10/22/2020	1,393	1,398

Victor Central School District Series 2019B, GO, BAN, 2.00%, 9/18/2020	2,536	2,546

Village of Kings Point

GO, BAN, 2.00%, 7/24/2020	2,905	2,914

Series 2019B, GO, BAN, 2.00%, 7/24/2020	3,160	3,168

Village of Pelham Series 2019A, GO, BAN, 2.00%, 9/18/2020	3,265	3,278

Warrensburg Central School District GO, BAN, 2.00%, 6/25/2020	4,000	4,009

Waterloo Central School District GO, BAN, 2.25%, 6/26/2020	4,000	4,012

West Hempstead Union Free School District GO, 2.00%, 6/25/2020	4,900	4,910

Total Municipal Bonds (Cost $2,259,898)		2,259,898

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

INVESTMENTS (a)	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — 6.1%

New York — 6.1%

BlackRock MuniYield New York Quality Fund, Inc. Series W-7, LIQ: Citibank NA, 1.27%, 3/6/2020 # (c)	50,000	50,000

Nuveen New York AMT-Free Quality Municipal Income Fund

Series 1, LIQ: Citibank NA, 1.19%, 3/6/2020 # (c)	10,000	10,000

Series 2, LIQ: Citibank NA, 1.19%, 3/6/2020 # (c)	51,600	51,600

Series 3, LIQ: Citibank NA, 1.19%, 3/6/2020 # (c)	33,200	33,200

Nuveen New York Quality Municipal Income Fund Series 1, LIQ: TD Bank NA, 1.26%, 3/6/2020 # (c)	20,300	20,300

Total Variable Rate Demand Preferred Shares (Cost $165,100)		165,100

INVESTMENTS (a)	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — 0.8%

Commercial Paper — 0.8%

Port Authority of New York and New Jersey

1.15%, 3/11/2020	19,070	19,070

Series B, 1.16%, 5/13/2020	4,040	4,040

Total Commercial Paper (Cost $23,110)		23,110

Total Short-Term Investments (Cost $23,110)		23,110

Total Investments — 90.6% (Cost $2,448,108)*		2,448,108
Other Assets Less Liabilities — 9.4%		254,419

NET ASSETS — 100.0%		2,702,527

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CONS	Consolidated Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
RAN	Revenue Anticipation Note
Rev.	Revenue
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 29, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 29, 2020.
*	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	87

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2020

(Amounts in thousands, except per share amounts)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund		JPMorgan Securities Lending Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$44,712,035	$965,488		$2,926,270
Repurchase agreements, at value	18,112,800	—		541,000
Cash	585,848	—		—	(a)
Receivables:
Investment securities sold	—	26,982		—
Interest from non-affiliates	74,862	2,416		3,639

Total Assets	63,485,545	994,886		3,470,909

LIABILITIES:
Payables:
Due to custodian	—	—	(a)	—
Distributions	62,051	808		4,808
Investment securities purchased	370,000	23,532		10,000
Accrued liabilities:
Investment advisory fees	4,079	54		60
Administration fees	2,808	37		44
Distribution fees	3	—		—
Service fees	2,419	20		—
Custodian and accounting fees	431	32		52
Trustees’ and Chief Compliance Officer’s fees	12	—		—	(a)
Registration fees	1,714	—		71
Other	900	35		50

Total Liabilities	444,417	24,518		15,085

Net Assets	$63,041,128	$970,368		$3,455,824

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
NET ASSETS:
Paid-in-Capital	$63,019,523	$970,284	$3,455,003
Total distributable earnings (loss)	21,605	84	821

Total Net Assets	$63,041,128	$970,368	$3,455,824

Net Assets:
Class C	$806	$—	$—
Academy	150,519	—	—
Agency	2,517,667	41,696	—
Agency SL	—	—	3,455,824
Capital	33,683,247	228,168	—
IM	5,541,728	391,386	—
Institutional Class	15,607,982	309,118	—
Morgan	2,880,586	—	—
Premier	2,646,576	—	—
Reserve	12,017	—	—

Total	$63,041,128	$970,368	$3,455,824

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class C	806	—	—
Academy	150,432	—	—
Agency	2,515,932	41,694	—
Agency SL	—	—	3,455,145
Capital	33,665,946	228,159	—
IM	5,538,605	391,382	—
Institutional Class	15,599,645	309,104	—
Morgan	2,878,315	—	—
Premier	2,645,084	—	—
Reserve	12,008	—	—
Net Asset Value offering and redemption price per share
Class C	$1.0005	$—	$—
Academy	1.0006	—	—
Agency	1.0007	1.0001	—
Agency SL	—	—	1.0002
Capital	1.0005	1.0000	—
IM	1.0006	1.0000	—
Institutional Class	1.0005	1.0000	—
Morgan	1.0008	—	—
Premier	1.0006	—	—
Reserve	1.0007	—	—

Cost of investments in non-affiliates	$44,689,926	$965,407	$2,925,456
Cost of repurchase agreements	18,112,800	—	541,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	89

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Liquid Assets Money Market Fund		JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$7,930,064		$68,580,541	$11,010,055
Repurchase agreements, at value	2,890,406		84,187,286	18,487,810
Cash	14,970		6,160,416	754,117
Receivables:
Investment securities sold	—		167,141	847,910
Fund shares sold	—		2,628	—
Interest from non-affiliates	11,947		228,557	40,937

Total Assets	10,847,387		159,326,569	31,140,829

LIABILITIES:
Payables:
Distributions	7,933		92,847	16,896
Investment securities purchased	70,000		—	—
Fund shares redeemed	—		872	—
Accrued liabilities:
Investment advisory fees	677		9,946	1,957
Administration fees	464		6,813	1,341
Distribution fees	49		741	230
Service fees	1,163		7,805	1,860
Custodian and accounting fees	79		655	154
Trustees’ and Chief Compliance Officer’s fees	—	(a)	18	3
Registration fees	112		2,604	2
Other	250		2,176	686

Total Liabilities	80,727		124,477	23,129

Net Assets	$10,766,660		$159,202,092	$31,117,700

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid-in-Capital	$10,766,866	$159,207,765	$31,118,658
Total distributable earnings (loss)	(206)	(5,673)	(958)

Total Net Assets	$10,766,660	$159,202,092	$31,117,700

Net Assets:
Class C	$18,423	$—	$292,824
Academy	—	85,026	—
Agency	1,452,745	14,132,125	1,744,289
Capital	2,295,874	86,263,432	9,945,933
E*Trade	—	298,348	—
IM	—	7,443,910	37,429
Institutional Class	3,412,753	43,246,064	16,887,054
Investor	7,904	684,791	29,937
Morgan	543,317	2,064,159	734,856
Premier	3,031,847	4,095,749	1,439,412
Reserve	3,797	20,829	5,966
Service	—	867,659	—

Total	$10,766,660	$159,202,092	$31,117,700

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class C	18,425	—	292,833
Academy	—	85,026	—
Agency	1,452,747	14,132,404	1,744,352
Capital	2,295,873	86,266,738	9,946,178
E*Trade	—	298,355	—
IM	—	7,444,143	37,429
Institutional Class	3,412,769	43,247,691	16,887,616
Investor	7,904	684,833	29,938
Morgan	543,323	2,064,159	734,884
Premier	3,031,855	4,095,848	1,439,459
Reserve	3,797	20,829	5,966
Service	—	867,719	—
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$7,930,064	$68,580,541	$11,010,055
Cost of repurchase agreements	2,890,406	84,187,286	18,487,810

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	91

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$3,052,387	$67,661,706	$11,699,811
Cash	15,756	1,092,430	18
Receivables:
Investment securities sold	14,113	—	901,355
Investment securities sold—delayed delivery securities	—	—	2,270
Fund shares sold	3,803	—	—
Interest from non-affiliates	2,004	56,909	29,340

Total Assets	3,088,063	68,811,045	12,632,794

LIABILITIES:
Payables:
Due to custodian	14,113	—	—
Distributions	2,160	52,746	7,306
Investment securities purchased	—	2,627,364	100,653
Fund shares redeemed	2,234	—	—
Accrued liabilities:
Investment advisory fees	195	4,197	797
Administration fees	134	2,875	546
Distribution fees	3	586	345
Service fees	230	3,361	1,192
Custodian and accounting fees	17	293	72
Trustees’ and Chief Compliance Officer’s fees	—	2	1
Registration fees	4	1,551	147
Other	292	401	156

Total Liabilities	19,382	2,693,376	111,215

Net Assets	$3,068,681	$66,117,669	$12,521,579

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
NET ASSETS:
Paid-in-Capital	$3,068,849	$66,118,477	$12,521,853
Total distributable earnings (loss)	(168)	(808)	(274)

Total Net Assets	$3,068,681	$66,117,669	$12,521,579

Net Assets:
Agency	$242,716	$4,197,262	$782,269
Capital	—	32,963,549	—
IM	—	11,885	—
Institutional Class	2,572,379	22,282,460	9,173,460
Morgan	34,728	2,023,440	10,842
Premier	218,858	2,537,050	847,483
Reserve	—	2,102,023	1,707,525

Total	$3,068,681	$66,117,669	$12,521,579

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Agency	242,753	4,197,300	782,276
Capital	—	32,963,904	—
IM	—	11,885	—
Institutional Class	2,572,766	22,282,738	9,173,408
Morgan	34,735	2,023,462	10,842
Premier	218,889	2,537,069	847,431
Reserve	—	2,102,029	1,707,442
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$3,052,387	$67,661,706	$11,699,811

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	93

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$1,334,658	$575,710		$2,448,108
Receivables:
Due from custodian	—	8,510		—
Investment securities sold	701,430	—		250,029
Investment securities sold—delayed delivery securities	495	—		1,450
Interest from non-affiliates	4,811	1,570		6,147

Total Assets	2,041,394	585,790		2,705,734

LIABILITIES:
Payables:
Due to custodian	1	—		24
Distributions	453	265		1,405
Investment securities purchased	—	8,516		1,031
Accrued liabilities:
Investment advisory fees	89	24		124
Administration fees	62	17		85
Distribution fees	36	14		10
Service fees	145	78		276
Custodian and accounting fees	19	12		17
Trustees’ and Chief Compliance Officer’s fees	—	—	(a)	—
Registration fees	363	41		174
Other	102	106		61

Total Liabilities	1,270	9,073		3,207

Net Assets	$2,040,124	$576,717		$2,702,527

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$2,040,132	$576,722	$2,702,344
Total distributable earnings (loss)	(8)	(5)	183

Total Net Assets	$2,040,124	$576,717	$2,702,527

Net Assets:
Agency	$112,747	$24,892	$262,677
E*Trade	—	—	—
Institutional Class	1,688,150	287,724	1,625,406
Morgan	35,473	2,447	62,178
Premier	135,261	233,249	742,781
Reserve	—	—	1,122
Service	68,493	28,405	8,363

Total	$2,040,124	$576,717	$2,702,527

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Agency	112,746	24,889	262,654
E*Trade	—	—	—
Institutional Class	1,688,155	287,670	1,625,300
Morgan	35,473	2,447	62,169
Premier	135,261	233,216	742,714
Reserve	—	—	1,122
Service	68,488	28,400	8,361
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$1,334,658	$575,710	$2,448,108

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	95

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 29, 2020

(Amounts in thousands)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund		JPMorgan Securities Lending Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,255,993	$13,642		$77,388
Interest income from affiliates	8,220	—	(a)	—	(a)

Total investment income	1,264,213	13,642		77,388

EXPENSES:
Investment advisory fees	44,495	783		2,740
Administration fees	31,966	562		1,972
Distribution fees (See Note 4)	36	—		—
Service fees (See Note 4)	48,376	482		—
Custodian and accounting fees	1,693	141		218
Interest expense to affiliates	1	—	(a)	—	(a)
Professional fees	701	57		85
Trustees’ and Chief Compliance Officer’s fees	228	28		38
Printing and mailing costs	24	—	(a)	8
Registration and filing fees	2,847	98		155
Transfer agency fees (See Note 2.G.)	1,710	130		107
Offering costs (See Note 2.E.)	—	—	(a)	25
Other	377	18		27

Total expenses	132,454	2,299		5,375

Less fees waived	(12,571)	(478)		(3,295)
Less expense reimbursements	(45)	(11)		(25)

Net expenses	119,838	1,810		2,055

Net investment income (loss)	1,144,375	11,832		75,333

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	218	51		10
Change in net unrealized appreciation/depreciation on investments in non-affiliates	13,052	114		331

Net realized/unrealized gains (losses)	13,270	165		341

Change in net assets resulting from operations	$1,157,645	$11,997		$75,674

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$177,300	$3,082,363	$608,358
Interest income from affiliates	311	73,504	13,299
Income from interfund lending (net)	194	—	—

Total investment income	177,805	3,155,867	621,657

EXPENSES:
Investment advisory fees	6,364	120,612	23,822
Administration fees	4,556	86,774	17,155
Distribution fees (See Note 4)	559	16,690	3,136
Service fees (See Note 4)	12,978	130,526	31,402
Custodian and accounting fees	301	2,406	633
Professional fees	146	1,686	395
Trustees’ and Chief Compliance Officer’s fees	52	591	139
Printing and mailing costs	60	281	15
Registration and filing fees	1,025	6,030	333
Transfer agency fees (See Note 2.G.)	258	3,070	702
Other	2	865	190

Total expenses	26,301	369,531	77,922

Less fees waived	(2,755)	(34,334)	(8,669)

Net expenses	23,546	335,197	69,253

Net investment income (loss)	154,259	2,820,670	552,404

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	25	(82)	(198)

Change in net assets resulting from operations	$154,284	$2,820,588	$552,206

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	97

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 29, 2020 (continued)

(Amounts in thousands)

	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$57,924	$1,191,087	$200,164
Interest income from affiliates	493	22,200	—	(a)

Total investment income	58,417	1,213,287	200,164

EXPENSES:
Investment advisory fees	2,232	47,817	11,172
Administration fees	1,610	34,359	8,071
Distribution fees (See Note 4)	35	7,119	4,354
Service fees (See Note 4)	3,326	60,703	19,775
Custodian and accounting fees	75	1,161	354
Interest expense to affiliates	2	—	13
Professional fees	65	686	224
Trustees’ and Chief Compliance Officer’s fees	35	241	80
Printing and mailing costs	54	181	26
Registration and filing fees	94	2,544	336
Transfer agency fees (See Note 2.G.)	109	1,335	308
Other	24	308	151

Total expenses	7,661	156,454	44,864

Less fees waived	(1,153)	(14,691)	(4,338)

Net expenses	6,508	141,763	40,526

Net investment income (loss)	51,909	1,071,524	159,638

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	119	711	33

Change in net assets resulting from operations	$52,028	$1,072,235	$159,671

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$38,299	$7,137		$29,046

Total investment income	38,299	7,137		29,046

EXPENSES:
Investment advisory fees	2,089	442		1,725
Administration fees	1,511	318		1,235
Distribution fees (See Note 4)	1,295	422		260
Service fees (See Note 4)	3,571	1,200		4,307
Custodian and accounting fees	100	59		87
Interest expense to affiliates	5	5		3
Professional fees	85	48		71
Trustees’ and Chief Compliance Officer’s fees	35	27		32
Printing and mailing costs	132	—	(a)	—	(a)
Registration and filing fees	954	163		332
Transfer agency fees (See Note 2.G.)	64	16		64
Other	18	14		18

Total expenses	9,859	2,714		8,134

Less fees waived	(1,945)	(358)		(809)

Net expenses	7,914	2,356		7,325

Net investment income (loss)	30,385	4,781		21,721

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	113	248		242

Change in net assets resulting from operations	$30,498	$5,029		$21,963

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	99

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,144,375	$884,549	$11,832	$7,858
Net realized gain (loss)	218	131	51	14
Change in net unrealized appreciation/depreciation	13,052	8,894	114	(33)

Change in net assets resulting from operations	1,157,645	893,574	11,997	7,839

DISTRIBUTIONS TO SHAREHOLDERS:
Class C	(13)	(21)	—	—
Academy (b)	(457)	—	—	—
Agency	(49,744)	(40,387)	(618)	(83)
Capital	(597,060)	(535,595)	(2,326)	(263)
IM	(117,603)	(40,957)	(5,287)	(5,663)
Institutional Class	(289,111)	(212,564)	(3,653)	(1,859)
Morgan	(48,418)	(28,290)	—	—
Premier	(41,832)	(26,502)	—	—
Reserve	(183)	(346)	—	—

Total distributions to shareholders	(1,144,421)	(884,662)	(11,884)	(7,868)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	15,946,055	8,474,416	26,906	943,378

NET ASSETS:
Change in net assets	15,959,279	8,483,328	27,019	943,349
Beginning of period	47,081,849	38,598,521	943,349	—

End of period	$63,041,128	$47,081,849	$970,368	$943,349

(a)	Commencement of operations was March 1, 2018.
(b)	Commencement of offering of class of shares effective May 15, 2019 for JPMorgan Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Year Ended February 29, 2020	Period Ended February 28, 2019 (a)	Year Ended February 29, 2020	Year Ended February 28, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$75,333	$15,410	$154,259	$64,681
Net realized gain (loss)	10	1	25	6
Change in net unrealized appreciation/depreciation	331	483	—	—

Change in net assets resulting from operations	75,674	15,894	154,284	64,687

DISTRIBUTIONS TO SHAREHOLDERS:
Class C	—	—	(277)	(279)
Agency	—	—	(16,604)	(6,245)
Agency SL	(75,337)	(15,410)	—	—
Capital	—	—	(30,328)	(5,669)
Institutional Class	—	—	(62,194)	(35,769)
Investor	—	—	(127)	(179)
Morgan	—	—	(6,659)	(3,399)
Premier	—	—	(38,021)	(13,059)
Reserve	—	—	(65)	(87)

Total distributions to shareholders	(75,337)	(15,410)	(154,275)	(64,686)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	589,948	2,865,055	5,465,305	3,508,402

NET ASSETS:
Change in net assets	590,285	2,865,539	5,465,314	3,508,403
Beginning of period	2,865,539	—	5,301,346	1,792,943

End of period	$3,455,824	$2,865,539	$10,766,660	$5,301,346

(a)	Commencement of operations was September 19, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	101

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,820,670	$2,578,969	$552,404	$506,910
Net realized gain (loss)	(82)	(3,877)	(198)	(176)

Change in net assets resulting from operations	2,820,588	2,575,092	552,206	506,734

DISTRIBUTIONS TO SHAREHOLDERS:
Class C	—	—	(3,629)	(4,095)
Academy (a)	(216)	—	—	—
Agency	(230,142)	(222,066)	(38,568)	(25,590)
Capital	(1,543,302)	(1,466,420)	(146,413)	(103,670)
Eagle Class (b)	(16,148)	(37,312)	—	—
Eagle Private Wealth Class (c)	— (d)	— (d)	—	—
E*Trade	(3,113)	(3,012)	—	—
IM	(130,326)	(89,246)	(10,160)	(48,958)
Institutional Class	(768,011)	(635,300)	(322,365)	(304,942)
Investor	(15,053)	(14,298)	(518)	(622)
Morgan	(28,533)	(21,441)	(11,478)	(6,356)
Premier	(64,204)	(67,583)	(19,186)	(12,497)
Reserve	(268)	(542)	(88)	(180)
Service	(21,354)	(21,750)	—	—

Total distributions to shareholders	(2,820,670)	(2,578,970)	(552,405)	(506,910)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	13,842,318	(6,980,523)	1,434,312	7,326,156

NET ASSETS:
Change in net assets	13,842,236	(6,984,401)	1,434,113	7,325,980
Beginning of period	145,359,856	152,344,257	29,683,587	22,357,607

End of period	$159,202,092	$145,359,856	$31,117,700	$29,683,587

(a)	Commencement of offering of class of shares effective May 15, 2019 for JPMorgan U.S. Government Money Market Fund.
(b)	Liquidated on November 25, 2019 for JPMorgan U.S. Government Money Market Fund.
(c)	Liquidated on December 9, 2019 for JPMorgan U.S. Government Money Market Fund.
(d)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$51,909	$58,381	$1,071,524	$746,543
Net realized gain (loss)	119	13	711	(222)

Change in net assets resulting from operations	52,028	58,394	1,072,235	746,321

DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(3,685)	(2,217)	(66,255)	(41,806)
Capital	—	—	(546,192)	(376,988)
IM (a)	—	—	(25)	—
Institutional Class	(45,076)	(52,791)	(364,514)	(258,873)
Morgan	(515)	(433)	(29,187)	(27,970)
Premier	(2,733)	(2,945)	(38,642)	(24,668)
Reserve	—	—	(27,410)	(16,269)

Total distributions to shareholders	(52,009)	(58,386)	(1,072,225)	(746,574)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(681,168)	691,739	16,533,512	14,571,405

NET ASSETS:
Change in net assets	(681,149)	691,747	16,533,522	14,571,152
Beginning of period	3,749,830	3,058,083	49,584,147	35,012,995

End of period	$3,068,681	$3,749,830	$66,117,669	$49,584,147

(a)	Commencement of offering of class of shares effective January 15, 2020 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	103

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$159,638	$196,826	$30,385	$33,600
Net realized gain (loss)	33	1,154	113	255

Change in net assets resulting from operations	159,671	197,980	30,498	33,855

DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(9,975)	(12,956)	(1,494)	(2,215)
Eagle Class (a)	—	—	(1,387)	(4,615)
Institutional Class	(128,036)	(156,952)	(25,445)	(24,246)
Morgan	(91)	(96)	(185)	(157)
Premier	(9,288)	(10,954)	(1,279)	(1,365)
Reserve	(12,603)	(16,694)	—	—
Service	—	—	(749)	(1,260)

Total distributions to shareholders	(159,993)	(197,652)	(30,539)	(33,858)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(4,045,909)	(315,886)	(1,058,068)	421,121

NET ASSETS:
Change in net assets	(4,046,231)	(315,558)	(1,058,109)	421,118
Beginning of period	16,567,810	16,883,368	3,098,233	2,677,115

End of period	$12,521,579	$16,567,810	$2,040,124	$3,098,233

(a)	Liquidated on November 25, 2019 for JPMorgan Municipal Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,781	$2,933	$21,721	$8,056
Net realized gain (loss)	248	148	242	6

Change in net assets resulting from operations	5,029	3,081	21,963	8,062

DISTRIBUTIONS TO SHAREHOLDERS:
Agency (a)	(124)	—	(2,365)	—
Eagle Class (b)	(24)	(88)	(60)	(191)
Institutional Class (a)	(2,358)	—	(10,243)	—
Morgan	(18)	(17)	(1,002)	(1,189)
Premier	(2,220)	(2,469)	(7,987)	(6,521)
Reserve	—	—	(10)	(13)
Service	(270)	(518)	(91)	(177)

Total distributions to shareholders	(5,014)	(3,092)	(21,758)	(8,091)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	187,235	84,390	1,727,911	295,217

NET ASSETS:
Change in net assets	187,250	84,379	1,728,116	295,188
Beginning of period	389,467	305,088	974,411	679,223

End of period	$576,717	$389,467	$2,702,527	$974,411

(a)	Commencement of offering of class of shares effective March 1, 2019.
(b)	Liquidated on November 25, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	105

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019 (a)
CAPITAL TRANSACTIONS:
Class C
Proceeds from shares issued	$—	$6	$—	$—
Distributions reinvested	13	21	—	—
Cost of shares redeemed	(425)	(821)	—	—

Change in net assets resulting from Class C capital transactions	$(412)	$(794)	$—	$—

Academy (b)
Proceeds from shares issued	$150,020	$—	$—	$—
Distributions reinvested	457	—	—	—

Change in net assets resulting from Academy capital transactions	$150,477	$—	$—	$—

Agency
Proceeds from shares issued	$214,440,317	$208,462,873	$141,665	$34,694
Distributions reinvested	6,895	5,212	— (c)	1
Cost of shares redeemed	(214,403,768)	(207,488,850)	(117,118)	(17,546)

Change in net assets resulting from Agency capital transactions	$43,444	$979,235	$24,547	$17,149

Capital
Proceeds from shares issued	$203,523,806	$192,273,369	$1,037,579	$113,212
Distributions reinvested	212,739	212,051	14	10
Cost of shares redeemed	(196,787,160)	(190,418,265)	(882,404)	(40,287)

Change in net assets resulting from Capital capital transactions	$6,949,385	$2,067,155	$155,189	$72,935

IM
Proceeds from shares issued	$53,762,592	$10,849,841	$5,668,758	$4,979,384
Distributions reinvested	2,352	775	— (c)	145
Cost of shares redeemed	(50,121,236)	(10,986,734)	(5,752,779)	(4,504,146)

Change in net assets resulting from IM capital transactions	$3,643,708	$(136,118)	$(84,021)	$475,383

Institutional Class
Proceeds from shares issued	$85,497,068	$55,247,913	$2,757,931	$835,339
Distributions reinvested	48,602	41,157	1	219
Cost of shares redeemed	(81,633,030)	(52,166,752)	(2,826,741)	(457,647)

Change in net assets resulting from Institutional Class capital transactions	$3,912,640	$3,122,318	$(68,809)	$377,911

Morgan
Proceeds from shares issued	$613,721,690	$307,090,167	$—	$—
Distributions reinvested	3,561	3,741	—	—
Cost of shares redeemed	(613,239,003)	(305,439,466)	—	—

Change in net assets resulting from Morgan capital transactions	$486,248	$1,654,442	$—	$—

Premier
Proceeds from shares issued	$69,228,079	$40,290,030	$—	$—
Distributions reinvested	1,244	1,477	—	—
Cost of shares redeemed	(68,467,754)	(39,500,495)	—	—

Change in net assets resulting from Premier capital transactions	$761,569	$791,012	$—	$—

Reserve
Proceeds from shares issued	$2,424,770	$4,012,689	$—	$—
Distributions reinvested	23	73	—	—
Cost of shares redeemed	(2,425,797)	(4,015,596)	—	—

Change in net assets resulting from Reserve capital transactions	$(1,004)	$(2,834)	$—	$—

Total change in net assets resulting from capital transactions	$15,946,055	$8,474,416	$26,906	$943,378

(a)	Commencement of operations was March 1, 2018.
(b)	Commencement of offering of class of shares effective May 15, 2019 for JPMorgan Prime Money Market Fund.
(c)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019 (a)
SHARE TRANSACTIONS:
Class C
Issued	—	6	—	—
Reinvested	13	21	—	—
Redeemed	(425)	(821)	—	—

Change in Class C Shares	(412)	(794)	—	—

Academy (b)
Issued	149,975	—	—	—
Reinvested	457	—	—	—

Change in Academy Shares	150,432	—	—	—

Agency
Issued	214,348,639	208,425,101	141,661	34,693
Reinvested	6,892	5,212	— (c)	1
Redeemed	(214,312,930)	(207,450,783)	(117,115)	(17,546)

Change in Agency Shares	42,601	979,530	24,546	17,148

Capital
Issued	203,471,472	192,248,217	1,037,557	113,211
Reinvested	212,670	212,014	14	10
Redeemed	(196,736,156)	(190,393,300)	(882,346)	(40,287)

Change in Capital Shares	6,947,986	2,066,931	155,225	72,934

IM
Issued	53,745,178	10,848,505	5,668,624	4,979,388
Reinvested	2,351	775	— (c)	145
Redeemed	(50,104,592)	(10,985,420)	(5,752,627)	(4,504,148)

Change in IM Shares	3,642,937	(136,140)	(84,003)	475,385

Institutional Class
Issued	85,474,302	55,241,965	2,757,820	835,334
Reinvested	48,585	41,149	1	219
Redeemed	(81,611,351)	(52,161,197)	(2,826,628)	(457,642)

Change in Institutional Class Shares	3,911,536	3,121,917	(68,807)	377,911

Morgan
Issued	613,432,479	307,042,558	—	—
Reinvested	3,560	3,740	—	—
Redeemed	(612,952,228)	(305,391,593)	—	—

Change in Morgan Shares	483,811	1,654,705	—	—

Premier
Issued	69,204,821	40,284,169	—	—
Reinvested	1,244	1,477	—	—
Redeemed	(68,444,952)	(39,494,691)	—	—

Change in Premier Shares	761,113	790,955	—	—

Reserve
Issued	2,423,689	4,012,072	—	—
Reinvested	23	73	—	—
Redeemed	(2,424,725)	(4,014,969)	—	—

Change in Reserve Shares	(1,013)	(2,824)	—	—

(a)	Commencement of operations was March 1, 2018.
(b)	Commencement of offering of class of shares effective May 15, 2019 for JPMorgan Prime Money Market Fund.
(c)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	107

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Year Ended February 29, 2020	Period Ended February 28, 2019 (a)	Year Ended February 29, 2020	Year Ended February 28, 2019
CAPITAL TRANSACTIONS:
Class C
Proceeds from shares issued	$—	$—	$13,606	$17,379
Distributions reinvested	—	—	275	279
Cost of shares redeemed	—	—	(17,530)	(17,852)

Change in net assets resulting from Class C capital transactions	$—	$—	$(3,649)	$(194)

Agency
Proceeds from shares issued	$—	$—	$2,393,073	$946,895
Distributions reinvested	—	—	2,765	295
Cost of shares redeemed	—	—	(1,485,097)	(563,714)

Change in net assets resulting from Agency capital transactions	$—	$—	$910,741	$383,476

Agency SL
Proceeds from shares issued	$24,507,300	$7,082,500	$—	$—
Distributions reinvested	1	145	—	—
Cost of shares redeemed	(23,917,353)	(4,217,590)	—	—

Change in net assets resulting from Agency SL capital transactions	$589,948	$2,865,055	$—	$—

Capital
Proceeds from shares issued	$—	$—	$3,670,986	$1,101,524
Distributions reinvested	—	—	12,365	660
Cost of shares redeemed	—	—	(1,945,970)	(642,507)

Change in net assets resulting from Capital capital transactions	$—	$—	$1,737,381	$459,677

Institutional Class
Proceeds from shares issued	$—	$—	$4,691,517	$3,885,697
Distributions reinvested	—	—	21,795	12,958
Cost of shares redeemed	—	—	(4,018,108)	(2,169,444)

Change in net assets resulting from Institutional Class capital transactions	$—	$—	$695,204	$1,729,211

Investor
Proceeds from shares issued	$—	$—	$3,928	$19,039
Distributions reinvested	—	—	127	173
Cost of shares redeemed	—	—	(4,298)	(19,681)

Change in net assets resulting from Investor capital transactions	$—	$—	$(243)	$(469)

Morgan
Proceeds from shares issued	$—	$—	$622,663	$316,847
Distributions reinvested	—	—	6,392	3,328
Cost of shares redeemed	—	—	(393,322)	(168,640)

Change in net assets resulting from Morgan capital transactions	$—	$—	$235,733	$151,535

Premier
Proceeds from shares issued	$—	$—	$4,742,192	$1,950,030
Distributions reinvested	—	—	11,491	141
Cost of shares redeemed	—	—	(2,862,793)	(1,163,026)

Change in net assets resulting from Premier capital transactions	$—	$—	$1,890,890	$787,145

Reserve
Proceeds from shares issued	$—	$—	$410	$1,161
Distributions reinvested	—	—	64	87
Cost of shares redeemed	—	—	(1,226)	(3,227)

Change in net assets resulting from Reserve capital transactions	$—	$—	$(752)	$(1,979)

Total change in net assets resulting from capital transactions	$589,948	$2,865,055	$5,465,305	$3,508,402

(a)	Commencement of operations was September 19, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Year Ended February 29, 2020	Period Ended February 28, 2019 (a)	Year Ended February 29, 2020	Year Ended February 28, 2019
SHARE TRANSACTIONS:
Class C
Issued	—	—	13,606	17,379
Reinvested	—	—	275	279
Redeemed	—	—	(17,530)	(17,852)

Change in Class C Shares	—	—	(3,649)	(194)

Agency
Issued	—	—	2,393,073	946,895
Reinvested	—	—	2,765	295
Redeemed	—	—	(1,485,097)	(563,714)

Change in Agency Shares	—	—	910,741	383,476

Agency SL
Issued	24,504,701	7,082,844	—	—
Reinvested	1	145	—	—
Redeemed	(23,914,801)	(4,217,745)	—	—

Change in Agency SL Shares	589,901	2,865,244	—	—

Capital
Issued	—	—	3,670,986	1,101,524
Reinvested	—	—	12,365	660
Redeemed	—	—	(1,945,970)	(642,507)

Change in Capital Shares	—	—	1,737,381	459,677

Institutional Class
Issued	—	—	4,691,517	3,885,697
Reinvested	—	—	21,795	12,958
Redeemed	—	—	(4,018,108)	(2,169,444)

Change in Institutional Class Shares	—	—	695,204	1,729,211

Investor
Issued	—	—	3,928	19,039
Reinvested	—	—	127	173
Redeemed	—	—	(4,298)	(19,681)

Change in Investor Shares	—	—	(243)	(469)

Morgan
Issued	—	—	622,661	316,846
Reinvested	—	—	6,392	3,328
Redeemed	—	—	(393,322)	(168,639)

Change in Morgan Shares	—	—	235,731	151,535

Premier
Issued	—	—	4,742,192	1,950,030
Reinvested	—	—	11,491	141
Redeemed	—	—	(2,862,793)	(1,163,026)

Change in Premier Shares	—	—	1,890,890	787,145

Reserve
Issued	—	—	410	1,161
Reinvested	—	—	64	87
Redeemed	—	—	(1,226)	(3,227)

Change in Reserve Shares	—	—	(752)	(1,979)

(a)	Commencement of operations was September 19, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	109

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
CAPITAL TRANSACTIONS:
Class C
Proceeds from shares issued	$—	$—	$222,137	$178,940
Distributions reinvested	—	—	3,629	4,094
Cost of shares redeemed	—	—	(308,170)	(224,858)

Change in net assets resulting from Class C capital transactions	$—	$—	$(82,404)	$(41,824)

Academy (a)
Proceeds from shares issued	$85,020	$—	$—	$—
Distributions reinvested	6	—	—	—

Change in net assets resulting from Academy capital transactions	$85,026	$—	$—	$—

Agency
Proceeds from shares issued	$1,276,267,711	$1,353,183,882	$170,809,933	$124,453,173
Distributions reinvested	9,104	6,868	3,887	2,907
Cost of shares redeemed	(1,273,257,104)	(1,355,984,012)	(171,083,496)	(123,372,740)

Change in net assets resulting from Agency capital transactions	$3,019,711	$(2,793,262)	$(269,676)	$1,083,340

Capital
Proceeds from shares issued	$1,239,463,988	$1,198,580,018	$76,540,607	$54,777,524
Distributions reinvested	689,238	666,003	33,856	27,610
Cost of shares redeemed	(1,227,280,092)	(1,218,601,159)	(73,053,662)	(51,881,006)

Change in net assets resulting from Capital capital transactions	$12,873,134	$(19,355,138)	$3,520,801	$2,924,128

Eagle Class (b)
Proceeds from shares issued	$543,448	$4,923,912	$—	$—
Distributions reinvested	14,518	36,954	—	—
Cost of shares redeemed	(4,416,056)	(2,275,477)	—	—

Change in net assets resulting from Eagle Class capital transactions	$(3,858,090)	$2,685,389	$—	$—

Eagle Private Wealth Class (c)
Distributions reinvested	$— (d)	$— (d)	$—	$—
Cost of shares redeemed	(21)	—	—	—

Change in net assets resulting from Eagle Private Wealth Class capital transactions	$(21)	$— (d)	$—	$—

E*Trade
Proceeds from shares issued	$228,719	$279,841	$—	$—
Distributions reinvested	3,113	3,012	—	—
Cost of shares redeemed	(208,477)	(299,680)	—	—

Change in net assets resulting from E*Trade capital transactions	$23,355	$(16,827)	$—	$—

IM
Proceeds from shares issued	$53,182,765	$36,187,070	$1,226,373	$10,181,348
Distributions reinvested	40,503	40,933	6,783	28,953
Cost of shares redeemed	(51,888,343)	(32,612,636)	(2,647,217)	(11,810,374)

Change in net assets resulting from IM capital transactions	$1,334,925	$3,615,367	$(1,414,061)	$(1,600,073)

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
CAPITAL TRANSACTIONS: (continued)
Institutional Class
Proceeds from shares issued	$358,725,290	$373,572,925	$89,228,169	$111,302,840
Distributions reinvested	510,121	324,296	221,403	190,534
Cost of shares redeemed	(357,857,934)	(364,571,713)	(90,328,833)	(107,227,739)

Change in net assets resulting from Institutional Class capital transactions	$1,377,477	$9,325,508	$(879,261)	$4,265,635

Investor
Proceeds from shares issued	$317,919	$990,064	$170,196	$133,947
Distributions reinvested	15,053	14,298	11	8
Cost of shares redeemed	(775,851)	(624,967)	(168,853)	(154,190)

Change in net assets resulting from Investor capital transactions	$(442,879)	$379,395	$1,354	$(20,235)

Morgan
Proceeds from shares issued	$311,978,401	$208,722,801	$166,379,043	$80,166,283
Distributions reinvested	7,869	7,865	855	761
Cost of shares redeemed	(311,582,589)	(208,301,366)	(166,279,543)	(79,816,151)

Change in net assets resulting from Morgan capital transactions	$403,681	$429,300	$100,355	$350,893

Premier
Proceeds from shares issued	$163,482,618	$164,890,575	$27,622,521	$15,269,775
Distributions reinvested	5,220	3,317	6,993	3,317
Cost of shares redeemed	(162,337,604)	(167,448,259)	(27,171,290)	(14,903,539)

Change in net assets resulting from Premier capital transactions	$1,150,234	$(2,554,367)	$458,224	$369,553

Reserve
Proceeds from shares issued	$13,945	$1,561,266	$1,498	$1,360,549
Distributions reinvested	268	451	87	103
Cost of shares redeemed	(12,851)	(1,601,583)	(2,605)	(1,365,913)

Change in net assets resulting from Reserve capital transactions	$1,362	$(39,866)	$(1,020)	$(5,261)

Service
Proceeds from shares issued	$335,160	$2,999,804	$—	$—
Distributions reinvested	21,353	21,750	—	—
Cost of shares redeemed	(2,482,110)	(1,677,576)	—	—

Change in net assets resulting from Service capital transactions	$(2,125,597)	$1,343,978	$—	$—

Total change in net assets resulting from capital transactions	$13,842,318	$(6,980,523)	$1,434,312	$7,326,156

(a)	Commencement of offering of class of shares effective May 15, 2019 for JPMorgan U.S. Government Money Market Fund.
(b)	Liquidated on November 25, 2019 for JPMorgan U.S. Government Money Market Fund.
(c)	Liquidated on December 9, 2019 for JPMorgan U.S. Government Money Market Fund.
(d)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	111

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
SHARE TRANSACTIONS:
Class C
Issued	—	—	222,129	178,940
Reinvested	—	—	3,629	4,094
Redeemed	—	—	(308,159)	(224,858)

Change in Class C Shares	—	—	(82,401)	(41,824)

Academy (a)
Issued	85,020	—	—	—
Reinvested	6	—	—	—

Change in Academy Shares	85,026	—	—	—

Agency
Issued	1,276,267,274	1,353,183,800	170,809,890	124,453,173
Reinvested	9,104	6,868	3,887	2,907
Redeemed	(1,273,256,883)	(1,355,984,012)	(171,083,444)	(123,372,736)

Change in Agency Shares	3,019,495	(2,793,344)	(269,667)	1,083,344

Capital
Issued	1,239,463,766	1,198,580,023	76,540,547	54,777,524
Reinvested	689,238	666,003	33,856	27,610
Redeemed	(1,227,279,800)	(1,218,600,907)	(73,053,452)	(51,881,006)

Change in Capital Shares	12,873,204	(19,354,881)	3,520,951	2,924,128

Eagle Class (b)
Issued	543,315	4,923,910	—	—
Reinvested	14,518	36,954	—	—
Redeemed	(4,416,055)	(2,275,477)	—	—

Change in Eagle Class Shares	(3,858,222)	2,685,387	—	—

Eagle Private Wealth Class (c)
Reinvested	— (d)	— (d)	—	—
Redeemed	(20)	—	—	—

Change in Eagle Private Wealth Class Shares	(20)	— (d)	—	—

E*Trade
Issued	228,715	279,832	—	—
Reinvested	3,114	3,012	—	—
Redeemed	(208,471)	(299,680)	—	—

Change in E*Trade Shares	23,358	(16,836)	—	—

IM
Issued	53,182,729	36,187,065	1,226,280	10,181,266
Reinvested	40,503	40,933	6,783	28,953
Redeemed	(51,888,257)	(32,612,636)	(2,647,216)	(11,810,374)

Change in IM Shares	1,334,975	3,615,362	(1,414,153)	(1,600,155)

Institutional Class
Issued	358,725,178	373,572,906	89,227,998	111,302,840
Reinvested	510,121	324,296	221,403	190,534
Redeemed	(357,857,535)	(364,571,713)	(90,328,769)	(107,227,661)

Change in Institutional Class Shares	1,377,764	9,325,489	(879,368)	4,265,713

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
SHARE TRANSACTIONS: (continued)
Investor
Issued	317,915	990,065	170,195	133,947
Reinvested	15,053	14,298	11	8
Redeemed	(775,846)	(624,961)	(168,852)	(154,190)

Change in Investor Shares	(442,878)	379,402	1,354	(20,235)

Morgan
Issued	311,978,292	208,722,785	166,379,004	80,166,283
Reinvested	7,869	7,865	855	761
Redeemed	(311,582,523)	(208,301,364)	(166,279,491)	(79,816,151)

Change in Morgan Shares	403,638	429,286	100,368	350,893

Premier
Issued	163,482,569	164,890,457	27,622,517	15,269,775
Reinvested	5,220	3,317	6,993	3,317
Redeemed	(162,337,574)	(167,448,259)	(27,171,261)	(14,903,539)

Change in Premier Shares	1,150,215	(2,554,485)	458,249	369,553

Reserve
Issued	13,945	1,561,264	1,498	1,360,549
Reinvested	267	451	87	103
Redeemed	(12,851)	(1,601,583)	(2,605)	(1,365,913)

Change in Reserve Shares	1,361	(39,868)	(1,020)	(5,261)

Service
Issued	335,116	2,999,798	—	—
Reinvested	21,353	21,750	—	—
Redeemed	(2,482,066)	(1,677,576)	—	—

Change in Service Shares	(2,125,597)	1,343,972	—	—

(a)	Commencement of offering of class of shares effective May 15, 2019 for JPMorgan U.S. Government Money Market Fund.
(b)	Liquidated on November 25, 2019 for JPMorgan U.S. Government Money Market Fund.
(c)	Liquidated on December 9, 2019 for JPMorgan U.S. Government Money Market Fund.
(d)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	113

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$2,960,215	$1,456,233	$388,303,998	$290,643,445
Distributions reinvested	686	347	7,638	7,057
Cost of shares redeemed	(2,866,309)	(1,435,910)	(386,681,435)	(290,064,493)

Change in net assets resulting from Agency capital transactions	$94,592	$20,670	$1,630,201	$586,009

Capital
Proceeds from shares issued	$—	$—	$298,441,950	$229,066,272
Distributions reinvested	—	—	225,598	188,850
Cost of shares redeemed	—	—	(289,232,259)	(224,935,268)

Change in net assets resulting from Capital capital transactions	$—	$—	$9,435,289	$4,319,854

IM (a)
Proceeds from shares issued	$—	$—	$18,801	$—
Distributions reinvested	—	—	25	—
Cost of shares redeemed	—	—	(6,941)	—

Change in net assets resulting from IM capital transactions	$—	$—	$11,885	$—

Institutional Class
Proceeds from shares issued	$9,696,291	$10,425,426	$71,922,177	$61,988,985
Distributions reinvested	15,541	16,645	68,397	66,667
Cost of shares redeemed	(10,556,887)	(9,693,272)	(67,566,674)	(55,295,514)

Change in net assets resulting from Institutional Class capital transactions	$(845,055)	$748,799	$4,423,900	$6,760,138

Morgan
Proceeds from shares issued	$50,871	$86,809	$84,584,237	$53,209,341
Distributions reinvested	480	389	21,565	20,549
Cost of shares redeemed	(45,913)	(90,133)	(84,591,494)	(52,838,733)

Change in net assets resulting from Morgan capital transactions	$5,438	$(2,935)	$14,308	$391,157

Premier
Proceeds from shares issued	$1,131,836	$822,795	$20,764,723	$21,201,215
Distributions reinvested	765	456	7,211	8,063
Cost of shares redeemed	(1,068,744)	(898,046)	(20,294,193)	(19,998,870)

Change in net assets resulting from Premier capital transactions	$63,857	$(74,795)	$477,741	$1,210,408

Reserve
Proceeds from shares issued	$—	$—	$18,891,281	$9,672,898
Distributions reinvested	—	—	437	120
Cost of shares redeemed	—	—	(18,351,530)	(8,369,179)

Change in net assets resulting from Reserve capital transactions	$—	$—	$540,188	$1,303,839

Total change in net assets resulting from capital transactions	$(681,168)	$691,739	$16,533,512	$14,571,405

(a)	Commencement of offering of class of shares effective January 15, 2020 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
SHARE TRANSACTIONS:
Agency
Issued	2,960,176	1,456,230	388,303,998	290,643,445
Reinvested	686	347	7,638	7,057
Redeemed	(2,866,254)	(1,435,900)	(386,681,435)	(290,064,493)

Change in Agency Shares	94,608	20,677	1,630,201	586,009

Capital
Issued	—	—	298,441,950	229,066,272
Reinvested	—	—	225,598	188,850
Redeemed	—	—	(289,232,259)	(224,935,268)

Change in Capital Shares	—	—	9,435,289	4,319,854

IM (a)
Issued	—	—	18,794	—
Reinvested	—	—	32	—
Redeemed	—	—	(6,941)	—

Change in IM Shares	—	—	11,885	—

Institutional Class
Issued	9,696,225	10,425,417	71,922,177	61,988,985
Reinvested	15,541	16,645	68,397	66,667
Redeemed	(10,556,853)	(9,693,266)	(67,566,674)	(55,295,514)

Change in Institutional Class Shares	(845,087)	748,796	4,423,900	6,760,138

Morgan
Issued	50,870	86,804	84,584,237	53,209,341
Reinvested	480	389	21,565	20,549
Redeemed	(45,908)	(90,132)	(84,591,494)	(52,838,733)

Change in Morgan Shares	5,442	(2,939)	14,308	391,157

Premier
Issued	1,131,835	822,779	20,764,723	21,201,215
Reinvested	765	456	7,211	8,063
Redeemed	(1,068,731)	(898,030)	(20,294,193)	(19,998,870)

Change in Premier Shares	63,869	(74,795)	477,741	1,210,408

Reserve
Issued	—	—	18,891,281	9,672,898
Reinvested	—	—	437	120
Redeemed	—	—	(18,351,530)	(8,369,179)

Change in Reserve Shares	—	—	540,188	1,303,839

(a)	Commencement of offering of class of shares effective January 15, 2020 for JPMorgan 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	115

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$871,757	$1,881,247	$212,906	$327,541
Distributions reinvested	330	926	160	205
Cost of shares redeemed	(1,153,739)	(1,649,384)	(227,454)	(341,416)

Change in net assets resulting from Agency capital transactions	$(281,652)	$232,789	$(14,388)	$(13,670)

Eagle Class (a)
Proceeds from shares issued	$—	$—	$142,010	$654,485
Distributions reinvested	—	—	1,270	4,571
Cost of shares redeemed	—	—	(708,765)	(642,629)

Change in net assets resulting from Eagle Class capital transactions	$—	$—	$(565,485)	$16,427

Institutional Class
Proceeds from shares issued	$33,994,016	$47,004,898	$10,468,155	$12,422,726
Distributions reinvested	14,858	13,824	18,565	14,148
Cost of shares redeemed	(37,237,476)	(46,587,179)	(10,802,030)	(12,008,484)

Change in net assets resulting from Institutional Class capital transactions	$(3,228,602)	$431,543	$(315,310)	$428,390

Morgan
Proceeds from shares issued	$8,331	$8,505	$34,138	$16,338
Distributions reinvested	90	93	185	156
Cost of shares redeemed	(7,463)	(8,268)	(14,749)	(14,389)

Change in net assets resulting from Morgan capital transactions	$958	$330	$19,574	$2,105

Premier
Proceeds from shares issued	$1,170,039	$2,529,757	$167,754	$238,003
Distributions reinvested	189	111	95	39
Cost of shares redeemed	(1,385,434)	(3,027,490)	(161,846)	(225,100)

Change in net assets resulting from Premier capital transactions	$(215,206)	$(497,622)	$6,003	$12,942

Reserve
Proceeds from shares issued	$10,411,802	$11,795,597	$—	$—
Distributions reinvested	17	27	—	—
Cost of shares redeemed	(10,733,226)	(12,278,550)	—	—

Change in net assets resulting from Reserve capital transactions	$(321,407)	$(482,926)	$—	$—

Service
Proceeds from shares issued	$—	$—	$36,138	$202,460
Distributions reinvested	—	—	749	1,260
Cost of shares redeemed	—	—	(225,349)	(228,793)

Change in net assets resulting from Service capital transactions	$—	$—	$(188,462)	$(25,073)

Total change in net assets resulting from capital transactions	$(4,045,909)	$(315,886)	$(1,058,068)	$421,121

(a)	Liquidated on November 25, 2019 for JPMorgan Municipal Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
SHARE TRANSACTIONS:
Agency
Issued	871,757	1,881,247	212,902	327,541
Reinvested	330	926	160	205
Redeemed	(1,153,739)	(1,649,384)	(227,454)	(341,416)

Change in Agency Shares	(281,652)	232,789	(14,392)	(13,670)

Eagle Class (a)
Issued	—	—	142,010	654,485
Reinvested	—	—	1,270	4,571
Redeemed	—	—	(708,738)	(642,629)

Change in Eagle Class Shares	—	—	(565,458)	16,427

Institutional Class
Issued	33,994,016	47,004,898	10,468,118	12,422,726
Reinvested	14,858	13,824	18,565	14,148
Redeemed	(37,237,476)	(46,587,179)	(10,802,030)	(12,008,484)

Change in Institutional Class Shares	(3,228,602)	431,543	(315,347)	428,390

Morgan
Issued	8,331	8,505	34,138	16,338
Reinvested	90	93	185	156
Redeemed	(7,463)	(8,268)	(14,748)	(14,389)

Change in Morgan Shares	958	330	19,575	2,105

Premier
Issued	1,170,039	2,529,757	167,753	238,003
Reinvested	189	111	95	39
Redeemed	(1,385,434)	(3,027,490)	(161,846)	(225,100)

Change in Premier Shares	(215,206)	(497,622)	6,002	12,942

Reserve
Issued	10,411,802	11,795,597	—	—
Reinvested	17	27	—	—
Redeemed	(10,733,226)	(12,278,550)	—	—

Change in Reserve Shares	(321,407)	(482,926)	—	—

Service
Issued	—	—	36,138	202,460
Reinvested	—	—	749	1,260
Redeemed	—	—	(225,334)	(228,793)

Change in Service Shares	—	—	(188,447)	(25,073)

(a)	Liquidated on November 25, 2019 for JPMorgan Municipal Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	117

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
CAPITAL TRANSACTIONS:
Agency (a)
Proceeds from shares issued	$66,539	$—	$715,020	$—
Distributions reinvested	— (b)	—	— (b)	—
Cost of shares redeemed	(41,639)	—	(452,366)	—

Change in net assets resulting from Agency capital transactions	$24,900	$—	$262,654	$—

Eagle Class (c)
Proceeds from shares issued	$8,563	$23,392	$18,662	$132,491
Distributions reinvested	22	88	56	191
Cost of shares redeemed	(18,855)	(25,066)	(53,610)	(105,940)

Change in net assets resulting from Eagle Class capital transactions	$(10,270)	$(1,586)	$(34,892)	$26,742

Institutional Class (a)
Proceeds from shares issued	$996,142	$—	$4,204,905	$—
Distributions reinvested	— (b)	—	145	—
Cost of shares redeemed	(708,396)	—	(2,579,748)	—

Change in net assets resulting from Institutional Class capital transactions	$287,746	$—	$1,625,302	$—

Morgan
Proceeds from shares issued	$2,313	$3,229	$32,103	$16,699
Distributions reinvested	18	16	959	1,132
Cost of shares redeemed	(1,474)	(2,965)	(103,021)	(20,094)

Change in net assets resulting from Morgan capital transactions	$857	$280	$(69,959)	$(2,263)

Premier
Proceeds from shares issued	$1,046,355	$1,170,244	$2,924,871	$3,564,732
Distributions reinvested	996	1,264	4,126	4,057
Cost of shares redeemed	(1,073,578)	(1,078,331)	(2,955,568)	(3,284,847)

Change in net assets resulting from Premier capital transactions	$(26,227)	$93,177	$(26,571)	$283,942

Reserve
Proceeds from shares issued	$—	$—	$3,749	$2,960
Distributions reinvested	—	—	10	13
Cost of shares redeemed	—	—	(4,206)	(3,689)

Change in net assets resulting from Reserve capital transactions	$—	$—	$(447)	$(716)

Service
Proceeds from shares issued	$23,376	$178,362	$21,226	$53,898
Distributions reinvested	269	517	91	176
Cost of shares redeemed	(113,416)	(186,360)	(49,493)	(66,562)

Change in net assets resulting from Service capital transactions	$(89,771)	$(7,481)	$(28,176)	$(12,488)

Total change in net assets resulting from capital transactions	$187,235	$84,390	$1,727,911	$295,217

(a)	Commencement of offering of class of shares effective March 1, 2019.
(b)	Amount rounds to less than one thousand.
(c)	Liquidated on November 25, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
SHARE TRANSACTIONS:
Agency (a)
Issued	66,522	—	715,020	—
Reinvested	— (b)	—	— (b)	—
Redeemed	(41,633)	—	(452,366)	—

Change in Agency Shares	24,889	—	262,654	—

Eagle Class (c)
Issued	8,557	23,392	18,661	132,491
Reinvested	22	88	56	191
Redeemed	(18,844)	(25,061)	(53,610)	(105,940)

Change in Eagle Class Shares	(10,265)	(1,581)	(34,893)	26,742

Institutional Class (a)
Issued	995,953	—	4,204,902	—
Reinvested	— (b)	—	145	—
Redeemed	(708,283)	—	(2,579,747)	—

Change in Institutional Class Shares	287,670	—	1,625,300	—

Morgan
Issued	2,312	3,229	32,103	16,699
Reinvested	18	16	959	1,132
Redeemed	(1,473)	(2,965)	(103,008)	(20,094)

Change in Morgan Shares	857	280	(69,946)	(2,263)

Premier
Issued	1,046,255	1,170,201	2,924,859	3,564,732
Reinvested	996	1,264	4,126	4,057
Redeemed	(1,073,445)	(1,078,317)	(2,955,566)	(3,284,847)

Change in Premier Shares	(26,194)	93,148	(26,581)	283,942

Reserve
Issued	—	—	3,749	2,960
Reinvested	—	—	10	13
Redeemed	—	—	(4,206)	(3,689)

Change in Reserve Shares	—	—	(447)	(716)

Service
Issued	23,339	178,349	21,226	53,898
Reinvested	269	517	91	176
Redeemed	(113,330)	(186,320)	(49,493)	(66,562)

Change in Service Shares	(89,722)	(7,454)	(28,176)	(12,488)

(a)	Commencement of offering of class of shares effective March 1, 2019.
(b)	Amount rounds to less than one thousand.
(c)	Liquidated on November 25, 2019.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	119

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
JPMorgan Prime Money Market Fund*
Class C
Year Ended February 29, 2020	$1.0003	$0.0134		$0.0002		$0.0136		$(0.0134)	$—	(d)	$(0.0134)
Year Ended February 28, 2019	1.0001	0.0133		0.0002		0.0135		(0.0133)	—	(d)	(0.0133)
Year Ended February 28, 2018	1.0004	0.0039	(e)	—	(d)	0.0039		(0.0042)	—	(d)	(0.0042)
Year Ended February 28, 2017	1.0000	0.0001	(e)	0.0006		0.0007		(0.0003)	—	(d)	(0.0003)
Year Ended February 29, 2016	1.00	—	(e)(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)

Academy
May 15, 2019 (g) through February 29, 2020	1.0003	0.0162		0.0003		0.0165		(0.0162)	—		(0.0162)

Agency
Year Ended February 29, 2020	1.0003	0.0205		0.0004		0.0209		(0.0205)	—	(d)	(0.0205)
Year Ended February 28, 2019	1.0001	0.0204		0.0002		0.0206		(0.0204)	—	(d)	(0.0204)
Year Ended February 28, 2018	1.0004	0.0114	(e)	(0.0004)		0.0110		(0.0113)	—	(d)	(0.0113)
Year Ended February 28, 2017	1.0000	0.0036	(e)	0.0016		0.0052		(0.0048)	—	(d)	(0.0048)
Year Ended February 29, 2016	1.00	—	(e)(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)

Capital
Year Ended February 29, 2020	1.0003	0.0213		0.0002		0.0215		(0.0213)	—	(d)	(0.0213)
Year Ended February 28, 2019	1.0001	0.0212		0.0002		0.0214		(0.0212)	—	(d)	(0.0212)
Year Ended February 28, 2018	1.0004	0.0122	(e)	(0.0004)		0.0118		(0.0121)	—	(d)	(0.0121)
Year Ended February 28, 2017	1.0000	0.0047	(e)	0.0014		0.0061		(0.0057)	—	(d)	(0.0057)
Year Ended February 29, 2016	1.00	—	(e)(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)

IM
Year Ended February 29, 2020	1.0003	0.0216		0.0003		0.0219		(0.0216)	—	(d)	(0.0216)
Year Ended February 28, 2019	1.0001	0.0215		0.0002		0.0217		(0.0215)	—	(d)	(0.0215)
Year Ended February 28, 2018	1.0004	0.0124	(e)	(0.0004)		0.0120		(0.0123)	—	(d)	(0.0123)
Year Ended February 28, 2017	1.0000	0.0055	(e)	0.0007		0.0062		(0.0058)	—	(d)	(0.0058)
Year Ended February 29, 2016	1.00	—	(e)(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)

Institutional Class
Year Ended February 29, 2020	1.0003	0.0210		0.0002		0.0212		(0.0210)	—	(d)	(0.0210)
Year Ended February 28, 2019	1.0001	0.0209		0.0002		0.0211		(0.0209)	—	(d)	(0.0209)
Year Ended February 28, 2018	1.0004	0.0119	(e)	(0.0004)		0.0115		(0.0118)	—	(d)	(0.0118)
Year Ended February 28, 2017	1.0000	0.0044	(e)	0.0014		0.0058		(0.0054)	—	(d)	(0.0054)
Year Ended February 29, 2016	1.00	—	(e)(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)

Morgan
Year Ended February 29, 2020	1.0003	0.0180		0.0005		0.0185		(0.0180)	—	(d)	(0.0180)
Year Ended February 28, 2019	1.0001	0.0179		0.0002		0.0181		(0.0179)	—	(d)	(0.0179)
Year Ended February 28, 2018	1.0004	0.0089	(e)	(0.0005)		0.0084		(0.0087)	—	(d)	(0.0087)
Year Ended February 28, 2017	1.0000	0.0014	(e)	0.0012		0.0026		(0.0022)	—	(d)	(0.0022)
Year Ended February 29, 2016	1.00	—	(e)(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)	Calculated based upon average shares outstanding.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.
*	The JPMorgan Prime Money Market Fund began utilizing a floating NAV calculated to four decimal places on October 3, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.0005	1.37%	$806	0.97%	1.38%	3.88%
1.0003	1.36	1,218	0.97	1.30	2.80
1.0001	0.39	2,012	0.97	0.39	2.27
1.0004	0.07	4,289	0.60	0.01	1.20
1.00	0.01	39,558	0.34	0.01	1.18

1.0006	1.66	150,519	0.18	1.69	0.26

1.0007	2.11	2,517,667	0.26	2.05	0.30
1.0003	2.08	2,474,137	0.26	2.09	0.31
1.0001	1.10	1,494,001	0.26	1.14	0.31
1.0004	0.52	1,002,964	0.26	0.36	0.31
1.00	0.07	8,141,439	0.26	0.07	0.31

1.0005	2.17	33,683,247	0.18	2.09	0.20
1.0003	2.16	26,725,832	0.18	2.13	0.21
1.0001	1.18	24,654,174	0.18	1.22	0.21
1.0004	0.61	20,091,103	0.17	0.47	0.21
1.00	0.14	64,690,852	0.18	0.14	0.21

1.0006	2.21	5,541,728	0.15	2.12	0.15
1.0003	2.19	1,896,262	0.16	2.13	0.16
1.0001	1.21	2,032,079	0.16	1.24	0.16
1.0004	0.62	2,010,581	0.16	0.55	0.17
1.00	0.17	2,628,508	0.16	0.16	0.16

1.0005	2.14	15,607,982	0.21	2.07	0.25
1.0003	2.13	11,691,618	0.21	2.12	0.26
1.0001	1.15	8,567,374	0.21	1.19	0.26
1.0004	0.58	6,081,787	0.20	0.44	0.26
1.00	0.11	20,011,248	0.21	0.10	0.26

1.0008	1.87	2,880,586	0.51	1.78	0.51
1.0003	1.82	2,395,205	0.52	1.88	0.53
1.0001	0.84	739,866	0.52	0.89	0.56
1.0004	0.26	534,288	0.52	0.14	0.54
1.00	0.01	1,877,099	0.31	0.01	0.52

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	121

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
JPMorgan Prime Money Market Fund* (continued)
Premier
Year Ended February 29, 2020	$1.0003	$0.0186		$0.0003		$0.0189		$(0.0186)	$—	(d)	$(0.0186)
Year Ended February 28, 2019	1.0001	0.0185		0.0002		0.0187		(0.0185)	—	(d)	(0.0185)
Year Ended February 28, 2018	1.0004	0.0096	(e)	(0.0005)		0.0091		(0.0094)	—	(d)	(0.0094)
Year Ended February 28, 2017	1.0000	0.0020	(e)	0.0013		0.0033		(0.0029)	—	(d)	(0.0029)
Year Ended February 29, 2016	1.00	—	(e)(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)

Reserve
Year Ended February 29, 2020	1.0003	0.0161		0.0004		0.0165		(0.0161)	—	(d)	(0.0161)
Year Ended February 28, 2019	1.0001	0.0160		0.0002		0.0162		(0.0160)	—	(d)	(0.0160)
Year Ended February 28, 2018	1.0004	0.0062	(e)	0.0004		0.0066		(0.0069)	—	(d)	(0.0069)
Year Ended February 28, 2017	1.0000	0.0003	(e)	0.0013		0.0016		(0.0012)	—	(d)	(0.0012)
Year Ended February 29, 2016	1.00	—	(e)(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)	Calculated based upon average shares outstanding.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.
*	The JPMorgan Prime Money Market Fund began utilizing a floating NAV calculated to four decimal places on October 3, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.0006	1.91%	$2,646,576	0.45%	1.83%	0.45%
1.0003	1.89	1,884,553	0.45	1.90	0.46
1.0001	0.91	1,093,169	0.45	0.96	0.46
1.0004	0.33	687,368	0.45	0.20	0.46
1.00	0.02	2,030,985	0.30	0.02	0.46

1.0007	1.66	12,017	0.70	1.59	0.94
1.0003	1.64	13,024	0.70	1.57	0.85
1.0001	0.66	15,846	0.70	0.62	0.76
1.0004	0.16	99,446	0.58	0.03	0.71
1.00	0.01	930,188	0.31	0.01	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	123

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan Institutional Tax Free Money Market Fund
Agency
Year Ended February 29, 2020	$1.0000	$0.0117	$0.0001	(d)	$0.0118	$(0.0117)	$—	(e)	$(0.0117)
March 1, 2018 (f) through February 28, 2019	1.0000	0.0123	—	(e)	0.0123	(0.0123)	—	(e)	(0.0123)

Capital
Year Ended February 29, 2020	1.0000	0.0125	—	(e)	0.0125	(0.0125)	—	(e)	(0.0125)
March 1, 2018 (f) through February 28, 2019	1.0000	0.0131	—	(e)	0.0131	(0.0131)	—	(e)	(0.0131)

IM
Year Ended February 29, 2020	1.0000	0.0127	—	(e)	0.0127	(0.0127)	—	(e)	(0.0127)
March 1, 2018 (f) through February 28, 2019	1.0000	0.0133	—	(e)	0.0133	(0.0133)	—	(e)	(0.0133)

Institutional Class
Year Ended February 29, 2020	1.0000	0.0122	—	(e)	0.0122	(0.0122)	—	(e)	(0.0122)
March 1, 2018 (f) through February 28, 2019	1.0000	0.0128	—	(e)	0.0128	(0.0128)	—	(e)	(0.0128)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Net realized and unrealized gains (losses) on investments may appear disproportionate in relation to the classes due to rounding.
(e)	Amount rounds to less than $0.00005.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.0001	1.19%	$41,696	0.26%		1.15%		0.38%
1.0000	1.24	17,148	0.26	(g)	1.36	(g)	2.96	(g)

1.0000	1.26	228,168	0.18		1.18		0.24
1.0000	1.32	72,933	0.18	(g)	1.42	(g)	0.40	(g)

1.0000	1.28	391,386	0.16		1.24		0.18
1.0000	1.34	475,368	0.16	(g)	1.32	(g)	0.23	(g)

1.0000	1.23	309,118	0.21		1.20		0.28
1.0000	1.29	377,900	0.21	(g)	1.40	(g)	0.37	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	125

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan Securities Lending Money Market Fund
Agency SL
Year Ended February 29, 2020	$1.0001	$0.0222	$0.0001	$0.0223	$(0.0222)	$—	(d)	$(0.0222)
September 19, 2018 (e) through February 28, 2019	1.0000	0.0109	0.0001	0.0110	(0.0109)	—		(0.0109)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)	Commencement of operations.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.0002	2.25%	$3,455,824	0.06%		2.20%		0.16%
1.0001	1.10	2,865,539	0.06	(f)	2.53	(f)	0.23	(f)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	127

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
JPMorgan Liquid Assets Money Market Fund
Class C
Year Ended February 29, 2020	$1.00	$0.01		$—	(e)	$0.01		$(0.01)	$—	(e)	$(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

Agency
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

Capital
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2017	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

E*Trade (f)
For the Period Ended October 19, 2016	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 29, 2016	1.00	—		—	(e)	—	(e)	— (e)	—	(e)	— (e)

Institutional Class
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

Investor
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

Morgan
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	E*Trade Shares had no assets from the close of business on October 19, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	1.34%	$18,423	0.97%	1.35%	1.18%
1.00	1.34	22,073	0.97	1.34	1.19
1.00	0.40	22,267	0.97	0.38	1.20
1.00	0.04	33,104	0.55	0.01	1.18
1.00	0.01	505,609	0.33	0.01	1.18

1.00	2.07	1,452,745	0.26	1.94	0.31
1.00	2.06	542,003	0.26	2.13	0.33
1.00	1.11	158,527	0.26	1.16	0.34
1.00	0.45	36,107	0.26	0.39	0.35
1.00	0.08	71,741	0.26	0.07	0.33

1.00	2.15	2,295,874	0.18	2.01	0.21
1.00	2.14	558,492	0.18	2.16	0.23
1.00	1.19	98,814	0.18	1.36	0.24
1.00	0.53	105,366	0.18	0.38	0.22
1.00	0.16	2,071,483	0.18	0.15	0.22

1.00	0.01	—	0.54	0.01	1.08
1.00	0.01	1,758,478	0.30	0.01	1.07

1.00	2.12	3,412,753	0.21	2.07	0.26
1.00	2.11	2,717,544	0.21	2.17	0.28
1.00	1.16	988,333	0.21	1.21	0.29
1.00	0.50	286,502	0.21	0.37	0.28
1.00	0.13	6,630,618	0.21	0.13	0.28

1.00	1.81	7,904	0.51	1.78	0.52
1.00	1.81	8,147	0.51	1.79	0.54
1.00	0.86	8,616	0.51	0.89	0.55
1.00	0.21	3,933	0.51	0.07	0.53
1.00	0.02	117,816	0.32	0.01	0.53

1.00	1.73	543,317	0.59	1.69	0.63
1.00	1.73	307,584	0.59	1.76	0.68
1.00	0.78	156,049	0.59	0.78	0.70
1.00	0.16	144,168	0.54	0.04	0.64
1.00	0.01	1,609,448	0.33	0.01	0.63

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	129

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
JPMorgan Liquid Assets Money Market Fund (continued)
Premier
Year Ended February 29, 2020	$1.00	$0.02		$—	(e)	$0.02		$(0.02)	$—	(e)	$(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

Reserve
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	1.87%	$3,031,847	0.45%	1.77%	0.46%
1.00	1.87	1,140,955	0.45	1.93	0.48
1.00	0.92	353,810	0.45	0.95	0.49
1.00	0.26	156,136	0.45	0.18	0.48
1.00	0.02	132,337	0.32	0.02	0.48

1.00	1.62	3,797	0.70	1.62	0.84
1.00	1.61	4,548	0.70	1.59	0.74
1.00	0.67	6,527	0.70	0.65	0.74
1.00	0.12	7,672	0.55	0.02	0.73
1.00	0.01	189,404	0.33	0.01	0.73

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	131

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
JPMorgan U.S. Government Money Market Fund
Academy
May 15, 2019 (e) through February 29, 2020	$1.00	$0.01		$—	(f)	$0.01		$(0.01)	$—		$(0.01)

Agency
Year Ended February 29, 2020	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(f)	0.01		(0.01)	—	(f)	(0.01)
Year Ended February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
Year Ended February 29, 2016	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)

Capital
Year Ended February 29, 2020	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(f)	0.01		(0.01)	—	(f)	(0.01)
Year Ended February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
Year Ended February 29, 2016	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)

E*Trade
Year Ended February 29, 2020	1.00	0.01		—	(f)	0.01		(0.01)	—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(f)	0.01		(0.01)	—		(0.01)
Year Ended February 28, 2018	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
March 9, 2016 (e) through February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)

IM
Year Ended February 29, 2020	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(f)	0.01		(0.01)	—	(f)	(0.01)
Year Ended February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
Year Ended February 29, 2016	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)

Institutional Class
Year Ended February 29, 2020	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(f)	0.01		(0.01)	—	(f)	(0.01)
Year Ended February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
Year Ended February 29, 2016	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)

Investor
Year Ended February 29, 2020	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(f)	0.01		(0.01)	—	(f)	(0.01)
Year Ended February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
Year Ended February 29, 2016	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)

Morgan
Year Ended February 29, 2020	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2019	1.00	0.01		—	(f)	0.01		(0.01)	—		(0.01)
Year Ended February 28, 2018	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
Year Ended February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
Year Ended February 29, 2016	1.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Commencement of offering of class of shares.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	1.47%	$85,026	0.18%	1.49%	0.21%

1.00	1.87	14,132,125	0.26	1.84	0.30
1.00	1.82	11,112,454	0.26	1.79	0.31
1.00	0.81	13,906,062	0.26	0.80	0.31
1.00	0.22	12,887,975	0.25	0.22	0.31
1.00	0.02	7,594,151	0.15	0.02	0.31

1.00	1.95	86,263,432	0.18	1.91	0.20
1.00	1.90	73,390,258	0.18	1.87	0.21
1.00	0.89	92,747,537	0.18	0.88	0.21
1.00	0.33	86,200,153	0.14	0.35	0.21
1.00	0.04	28,046,995	0.14	0.04	0.21

1.00	1.12	298,348	1.00	1.10	1.05
1.00	1.07	274,993	1.00	1.04	1.06
1.00	0.13	291,828	0.97	0.17	1.06
1.00	0.02	66,010	0.56	0.01	1.07

1.00	1.99	7,443,910	0.15	1.90	0.15
1.00	1.92	6,108,975	0.16	1.95	0.16
1.00	0.91	2,493,731	0.16	0.96	0.16
1.00	0.33	589,694	0.14	0.34	0.16
1.00	0.05	648,289	0.13	0.05	0.16

1.00	1.92	43,246,064	0.21	1.89	0.25
1.00	1.87	41,868,607	0.21	1.88	0.26
1.00	0.86	32,544,047	0.21	0.85	0.26
1.00	0.30	36,869,073	0.17	0.33	0.26
1.00	0.04	8,704,148	0.15	0.03	0.26

1.00	1.63	684,791	0.50	1.68	0.50
1.00	1.57	1,127,675	0.50	1.60	0.50
1.00	0.56	748,306	0.51	0.54	0.51
1.00	0.03	919,604	0.42	0.02	0.51
1.00	0.01	3,856,545	0.18	0.01	0.51

1.00	1.54	2,064,159	0.59	1.50	0.60
1.00	1.48	1,660,477	0.59	1.49	0.61
1.00	0.48	1,231,217	0.59	0.44	0.61
1.00	0.02	2,460,361	0.46	0.02	0.61
1.00	0.01	2,229,161	0.17	0.01	0.61

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	133

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan U.S. Government Money Market Fund (continued)
Premier
Year Ended February 29, 2020	$1.00	$0.02		$—	(f)	$0.02		$(0.02)		$—		$(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(f)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(f)	0.01		(0.01)		—	(f)	(0.01)
Year Ended February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 29, 2016	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Reserve
Year Ended February 29, 2020	1.00	0.01		—	(f)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(f)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 29, 2016	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Service
Year Ended February 29, 2020	1.00	0.01		—	(f)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(f)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 29, 2016	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Commencement of offering of class of shares.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	1.68%	$4,095,749	0.45%	1.64%	0.45%
1.00	1.62	2,945,521	0.45	1.59	0.46
1.00	0.62	5,500,002	0.45	0.60	0.46
1.00	0.06	7,765,009	0.42	0.06	0.46
1.00	0.01	7,570,828	0.18	0.01	0.46

1.00	1.42	20,829	0.70	1.41	0.71
1.00	1.37	19,468	0.70	1.28	0.71
1.00	0.37	59,334	0.70	0.33	0.71
1.00	0.01	119,542	0.49	0.01	0.71
1.00	0.01	16,298	0.12	0.01	0.71

1.00	1.07	867,659	1.05	1.19	1.05
1.00	1.02	2,993,274	1.05	1.08	1.05
1.00	0.09	1,649,354	0.93	0.08	1.06
1.00	0.01	2,439,027	0.50	0.01	1.06
1.00	0.01	395,656	0.15	0.01	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	135

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
JPMorgan U.S. Treasury Plus Money Market Fund
Class C
Year Ended February 29, 2020	$1.00	$0.01		$—	(e)	$0.01		$(0.01)	$—		$(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)	—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

Agency
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	— (e)	—		— (e)

Capital
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
September 22, 2017 (g) through February 28, 2018	1.00	0.01		(0.01)		—	(e)	— (e)	—	(e)	— (e)

IM
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

Institutional Class
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

Investor
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

Morgan
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)	—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	1.13%		$292,824	0.97%	1.16%		1.15%
1.00	1.11		375,230	0.97	1.09		1.16
1.00	0.15		417,056	0.90	0.13		1.16
1.00	0.00	(f)	578,579	0.48	0.00	(f)	1.16
1.00	0.00	(f)	154,988	0.15	0.00	(f)	1.16

1.00	1.85		1,744,289	0.26	1.85		0.30
1.00	1.83		2,013,982	0.26	1.90		0.30
1.00	0.81		930,654	0.26	0.82		0.31
1.00	0.18		837,723	0.26	0.17		0.31
1.00	0.01		956,921	0.15	0.01		0.31

1.00	1.94		9,945,933	0.18	1.89		0.20
1.00	1.91		6,425,187	0.18	1.92		0.20
1.00	0.47		3,501,095	0.18	1.17		0.21

1.00	1.97		37,429	0.15	2.26		0.15
1.00	1.93		1,451,488	0.15	1.87		0.15
1.00	0.90		3,051,574	0.16	0.81		0.16
1.00	0.28		7,449,646	0.16	0.29		0.16
1.00	0.04		4,788,250	0.12	0.04		0.16

1.00	1.90		16,887,054	0.21	1.88		0.25
1.00	1.88		17,766,429	0.21	1.89		0.25
1.00	0.86		13,500,900	0.21	0.84		0.26
1.00	0.23		14,813,061	0.21	0.24		0.26
1.00	0.02		8,736,623	0.13	0.02		0.26

1.00	1.61		29,937	0.50	1.60		0.50
1.00	1.58		28,583	0.51	1.57		0.51
1.00	0.55		48,818	0.51	0.52		0.51
1.00	0.02		71,303	0.42	0.02		0.51
1.00	0.00	(f)	89,016	0.14	0.00	(f)	0.51

1.00	1.52		734,856	0.59	1.49		0.60
1.00	1.49		634,508	0.59	1.55		0.61
1.00	0.47		283,619	0.59	0.48		0.62
1.00	0.00	(f)	244,830	0.43	0.00	(f)	0.61
1.00	0.00	(f)	706,209	0.15	0.00	(f)	0.61

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	137

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan U.S. Treasury Plus Money Market Fund (continued)
Premier
Year Ended February 29, 2020	$1.00	$0.02		$—	(e)	$0.02		$(0.02)		$—		$(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)		—		(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	1.66%		$1,439,412	0.45%	1.60%		0.45%
1.00	1.63		981,194	0.45	1.68		0.45
1.00	0.61		611,645	0.45	0.61		0.46
1.00	0.03		640,584	0.41	0.04		0.46
1.00	0.00	(f)	244,258	0.14	0.00	(f)	0.46

1.00	1.41		5,966	0.70	1.41		0.73
1.00	1.38		6,986	0.70	1.34		0.71
1.00	0.37		12,246	0.70	0.28		0.71
1.00	0.00	(f)	109,454	0.40	0.00	(f)	0.71
1.00	0.00	(f)	679,587	0.15	0.00	(f)	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	139

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
JPMorgan Federal Money Market Fund
Agency
Year Ended February 29, 2020	$1.00	$0.02		$—	(c)	$0.02		$(0.02)	$—	(c)	$(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(c)	0.01		(0.01)	—	(c)	(0.01)
Year Ended February 28, 2017	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)
Year Ended February 29, 2016	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)

Institutional Class
Year Ended February 29, 2020	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(c)	0.01		(0.01)	—	(c)	(0.01)
Year Ended February 28, 2017	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)
Year Ended February 29, 2016	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)

Morgan
Year Ended February 29, 2020	1.00	0.01		0.01		0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2019	1.00	0.01		—	(c)	0.01		(0.01)	—	(c)	(0.01)
Year Ended February 28, 2018	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)
Year Ended February 28, 2017	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)
Year Ended February 29, 2016	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)

Premier
Year Ended February 29, 2020	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(c)	0.02		(0.02)	—	(c)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(c)	0.01		(0.01)	—	(c)	(0.01)
Year Ended February 28, 2017	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)
Year Ended February 29, 2016	1.00	—	(c)	—	(c)	—	(c)	— (c)	—	(c)	— (c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	1.85%	$242,716	0.26%	1.79%	0.30%
1.00	1.80	148,122	0.26	1.82	0.31
1.00	0.80	127,451	0.26	0.77	0.33
1.00	0.20	133,227	0.26	0.19	0.35
1.00	0.02	233,955	0.16	0.02	0.33

1.00	1.90	2,572,379	0.21	1.90	0.25
1.00	1.85	3,417,418	0.21	1.85	0.26
1.00	0.85	2,668,613	0.21	0.84	0.28
1.00	0.25	2,767,271	0.21	0.25	0.30
1.00	0.03	3,615,992	0.13	0.03	0.28

1.00	1.51	34,728	0.59	1.48	0.67
1.00	1.46	29,289	0.59	1.45	0.70
1.00	0.46	32,224	0.59	0.44	0.69
1.00	0.02	53,090	0.42	0.01	0.67
1.00	0.01	131,723	0.16	0.01	0.65

1.00	1.65	218,858	0.45	1.58	0.45
1.00	1.60	155,001	0.45	1.54	0.47
1.00	0.60	229,795	0.45	0.65	0.48
1.00	0.04	109,282	0.41	0.04	0.50
1.00	0.01	171,808	0.14	0.01	0.49

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	141

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Agency
Year Ended February 29, 2020	$1.00	$0.02		$—	(e)	$0.02		$(0.02)	$—	(e)	$(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

Capital
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

IM
January 15, 2020 (f) through February 29, 2020	1.00	—	(e)	—	(e)	—	(e)	— (e)	—		— (e)

Institutional Class
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

Morgan
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

Premier
Year Ended February 29, 2020	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2019	1.00	0.02		—	(e)	0.02		(0.02)	—	(e)	(0.02)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

Reserve
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)	—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	— (e)	—	(e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	1.82%		$4,197,262	0.26%	1.76%		0.30%
1.00	1.79		2,567,061	0.26	1.81		0.31
1.00	0.79		1,981,066	0.26	0.80		0.31
1.00	0.15		1,848,739	0.26	0.15		0.31
1.00	0.01		1,895,744	0.10	0.01		0.31

1.00	1.90		32,963,549	0.18	1.85		0.20
1.00	1.88		23,528,259	0.18	1.88		0.21
1.00	0.87		19,208,530	0.18	0.89		0.21
1.00	0.23		11,630,048	0.18	0.23		0.21
1.00	0.02		9,678,309	0.08	0.01		0.21

1.00	0.18		11,885	0.15	1.46		0.15

1.00	1.87		22,282,460	0.21	1.83		0.25
1.00	1.84		17,858,556	0.21	1.87		0.26
1.00	0.84		11,098,506	0.21	0.83		0.26
1.00	0.20		9,414,776	0.21	0.21		0.26
1.00	0.01		7,378,773	0.08	0.01		0.26

1.00	1.49		2,023,440	0.59	1.47		0.60
1.00	1.46		2,009,129	0.59	1.45		0.61
1.00	0.45		1,617,985	0.59	0.46		0.61
1.00	0.00	(g)	1,148,892	0.40	0.00	(g)	0.61
1.00	0.00	(g)	1,990,677	0.10	0.00	(g)	0.61

1.00	1.63		2,537,050	0.45	1.62		0.45
1.00	1.60		2,059,307	0.45	1.65		0.46
1.00	0.59		848,906	0.45	0.59		0.46
1.00	0.02		857,883	0.38	0.02		0.46
1.00	0.00	(g)	1,219,310	0.10	0.00	(g)	0.46

1.00	1.38		2,102,023	0.70	1.34		0.70
1.00	1.35		1,561,835	0.70	1.42		0.71
1.00	0.35		258,002	0.70	0.41		0.71
1.00	0.00	(g)	75,190	0.41	0.00		0.71
1.00	0.00	(g)	108,109	0.14	0.00	(g)	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	143

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Tax Free Money Market Fund
Agency
Year Ended February 29, 2020	$1.00	$0.01		$—	(c)	$0.01		$(0.01)		$—	(c)	$(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2017	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Institutional Class
Year Ended February 29, 2020	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2017	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Morgan
Year Ended February 29, 2020	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2018	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2017	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Premier
Year Ended February 29, 2020	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2018	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2017	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Reserve
Year Ended February 29, 2020	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2018	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2017	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	1.17%	$782,269	0.26%	1.17%	0.30%
1.00	1.24	1,063,941	0.26	1.23	0.31
1.00	0.68	831,137	0.26	0.70	0.31
1.00	0.27	437,689	0.25	0.26	0.31
1.00	0.03	344,578	0.05	0.01	0.31

1.00	1.22	9,173,460	0.21	1.23	0.25
1.00	1.29	12,402,297	0.21	1.27	0.26
1.00	0.73	11,970,538	0.21	0.73	0.26
1.00	0.32	10,567,571	0.20	0.31	0.26
1.00	0.03	10,007,028	0.04	0.01	0.26

1.00	0.84	10,842	0.59	0.83	0.64
1.00	0.90	9,884	0.59	0.89	0.68
1.00	0.35	9,555	0.59	0.34	0.66
1.00	0.05	11,468	0.44	0.04	0.62
1.00	0.03	111,381	0.04	0.01	0.62

1.00	0.98	847,483	0.45	0.99	0.45
1.00	1.04	1,062,712	0.45	1.03	0.46
1.00	0.49	1,560,291	0.45	0.48	0.46
1.00	0.12	1,713,414	0.38	0.10	0.46
1.00	0.03	2,984,160	0.04	0.01	0.46

1.00	0.73	1,707,525	0.70	0.72	0.70
1.00	0.79	2,028,976	0.70	0.78	0.71
1.00	0.24	2,511,847	0.70	0.23	0.71
1.00	0.02	2,650,165	0.47	0.02	0.71
1.00	0.03	4,220,927	0.04	0.01	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	145

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan Municipal Money Market Fund
Agency
Year Ended February 29, 2020	$1.00	$0.01		$—	(e)	$0.01		$(0.01)		$—	(e)	$(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

E*Trade (f)
For the Period Ended September 21, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Year Ended February 29, 2020	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2018	1.00	0.01		—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Year Ended February 29, 2020	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2019	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2018	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	E*Trade Shares had no assets from the close of business on September 21, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	1.20%	$112,747	0.26%	1.20%	0.34%
1.00	1.26	127,136	0.26	1.25	0.33
1.00	0.73	140,809	0.26	0.76	0.35
1.00	0.33	35,608	0.23	0.20	0.33
1.00	0.01	193,260	0.08	0.01	0.32

1.00	0.01	—	0.41	0.01	1.07
1.00	0.01	1,935,318	0.08	0.01	1.07

1.00	1.25	1,688,150	0.21	1.24	0.29
1.00	1.31	2,003,502	0.21	1.30	0.28
1.00	0.78	1,575,116	0.21	0.83	0.31
1.00	0.37	303,233	0.21	0.39	0.30
1.00	0.01	132,605	0.08	0.01	0.27

1.00	0.87	35,473	0.59	0.84	0.66
1.00	0.93	15,899	0.59	0.92	0.65
1.00	0.40	13,794	0.59	0.28	0.63
1.00	0.08	312,787	0.49	0.07	0.64
1.00	0.01	387,521	0.08	0.01	0.62

1.00	1.01	135,261	0.45	1.00	0.50
1.00	1.07	129,260	0.45	1.06	0.48
1.00	0.54	116,319	0.45	0.57	0.51
1.00	0.16	31,528	0.41	0.12	0.49
1.00	0.01	28,451	0.08	0.01	0.47

1.00	0.41	68,493	1.05	0.48	1.09
1.00	0.47	256,953	1.05	0.46	1.08
1.00	0.07	282,024	0.91	0.05	1.09
1.00	0.03	363,754	0.54	0.01	1.09
1.00	0.01	515,523	0.08	0.01	1.07

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	147

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan California Municipal Money Market Fund
Agency
March 1, 2019 (e) through February 29, 2020	$1.00	$0.01		$—	(f)	$0.01		$(0.01)		$—	(f)	$(0.01)

E*Trade (g)
For the Period Ended September 21, 2016	1.00	—	(f)	—		—	(f)	—	(f)	—		—	(f)
Year Ended February 29, 2016	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Institutional Class
March 1, 2019 (e) through February 29, 2020	1.00	0.01		—	(f)	0.01		(0.01)		—	(f)	(0.01)

Morgan
Year Ended February 29, 2020	1.00	0.01		—	(f)	0.01		(0.01)		—	(f)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(f)	0.01		(0.01)		—	(f)	(0.01)
Year Ended February 28, 2018	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 29, 2016	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Premier
Year Ended February 29, 2020	1.00	0.01		—	(f)	0.01		(0.01)		—	(f)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(f)	0.01		(0.01)		—	(f)	(0.01)
Year Ended February 28, 2018	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
March 9, 2016 (e) through February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Service
Year Ended February 29, 2020	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2019	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2018	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 29, 2016	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Commencement of offering of class of shares.
(f)	Amount rounds to less than $0.005.
(g)	E*Trade Shares had no assets from the close of business on September 21, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	1.11%	$24,892	0.26%	0.87%	0.35%

1.00	0.01	—	0.38	0.01	1.07
1.00	0.02	1,061,361	0.06	0.01	1.07

1.00	1.15	287,724	0.21	1.03	0.30

1.00	0.77	2,447	0.59	0.70	0.69
1.00	0.86	1,591	0.59	0.85	0.72
1.00	0.38	1,310	0.59	0.27	0.75
1.00	0.08	7,314	0.41	0.04	0.64
1.00	0.02	307,260	0.06	0.01	0.62

1.00	0.91	233,249	0.45	0.87	0.50
1.00	1.00	259,463	0.45	0.97	0.52
1.00	0.52	166,312	0.45	0.49	0.55
1.00	0.15	139,487	0.45	0.21	0.57

1.00	0.32	28,405	1.05	0.37	1.10
1.00	0.41	118,146	1.04	0.37	1.12
1.00	0.08	125,615	0.89	0.04	1.15
1.00	0.04	167,422	0.50	0.01	1.11
1.00	0.02	229,647	0.05	0.01	1.07

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	149

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
JPMorgan New York Municipal Money Market Fund
Agency
March 1, 2019 (e) through February 29, 2020	$1.00	$0.01		$—	(f)	$0.01		$(0.01)		$—	(f)	$(0.01)

E*Trade (g)
For the Period Ended September 21, 2016	1.00	—	(f)	—		—	(f)	—	(f)	—		—	(f)
Year Ended February 29, 2016	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Institutional Class
March 1, 2019 (e) through February 29, 2020	1.00	0.01		—	(f)	0.01		(0.01)		—	(f)	(0.01)

Morgan
Year Ended February 29, 2020	1.00	0.01		—	(f)	0.01		(0.01)		—	(f)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(f)	0.01		(0.01)		—	(f)	(0.01)
Year Ended February 28, 2018	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 29, 2016	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Premier
Year Ended February 29, 2020	1.00	0.01		—	(f)	0.01		(0.01)		—	(f)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(f)	0.01		(0.01)		—	(f)	(0.01)
Year Ended February 28, 2018	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
March 9, 2016 (e) through February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Reserve
Year Ended February 29, 2020	1.00	0.01		—	(f)	0.01		(0.01)		—	(f)	(0.01)
Year Ended February 28, 2019	1.00	0.01		—	(f)	0.01		(0.01)		—	(f)	(0.01)
Year Ended February 28, 2018	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 29, 2016	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Service
Year Ended February 29, 2020	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2019	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2018	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2017	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 29, 2016	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Commencement of offering of class of shares.
(f)	Amount rounds to less than $0.005.
(g)	E*Trade Shares had no assets from the close of business on September 21, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	1.15%	$262,677	0.26%	1.06%	0.31%

1.00	0.01	—	0.40	0.01	1.08
1.00	0.01	395,863	0.08	0.01	1.08

1.00	1.20	1,625,406	0.21	1.09	0.26

1.00	0.82	62,178	0.59	0.84	0.63
1.00	0.89	132,127	0.59	0.88	0.66
1.00	0.36	134,395	0.59	0.31	0.67
1.00	0.06	303,713	0.47	0.06	0.66
1.00	0.01	491,120	0.08	0.01	0.63

1.00	0.96	742,781	0.45	0.95	0.47
1.00	1.03	769,285	0.45	1.03	0.49
1.00	0.50	485,365	0.45	0.58	0.51
1.00	0.13	102,091	0.46	0.22	0.53

1.00	0.70	1,122	0.70	0.71	0.72
1.00	0.78	1,569	0.70	0.75	0.74
1.00	0.25	2,285	0.70	0.24	0.78
1.00	0.02	2,607	0.39	0.01	0.73
1.00	0.01	137,761	0.08	0.01	0.73

1.00	0.36	8,363	1.05	0.45	1.08
1.00	0.43	36,537	1.04	0.43	1.09
1.00	0.06	49,027	0.90	0.05	1.11
1.00	0.02	57,064	0.53	0.01	1.10
1.00	0.01	78,992	0.08	0.01	1.08

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	151

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020

1. Organization

JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004, November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004, November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 12 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversification Classification
JPMorgan Prime Money Market Fund	Class C, Academy(1), Agency, Capital, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Institutional Tax Free Money Market Fund(2)	Agency, Capital, IM and Institutional Class	JPM IV	Diversified
JPMorgan Securities Lending Money Market Fund(3)	Agency SL	JPM IV	Diversified
JPMorgan Liquid Assets Money Market Fund	Class C, Agency, Capital, E*Trade(4), Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan U.S. Government Money Market Fund	Academy(1), Agency, Capital, Direct(5), Eagle Class(6), Eagle Private Wealth Class(7), E*Trade, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
JPMorgan U.S. Treasury Plus Money Market Fund	Class C, Agency, Capital, Direct(5), IM, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Federal Money Market Fund	Agency, Institutional Class, Morgan and Premier	JPM I	Diversified
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Agency, Capital, IM(8), Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Tax Free Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Municipal Money Market Fund	Agency, Eagle Class(6), E*Trade(10), Institutional Class, Morgan, Premier and Service	JPM II	Diversified
JPMorgan California Municipal Money Market Fund	Agency(9), Eagle Class(6), E*Trade(10), Institutional Class(9), Morgan, Premier and Service	JPM I	Diversified
JPMorgan New York Municipal Money Market Fund	Agency(9), Eagle Class(6), E*Trade(10), Institutional Class(9), Morgan, Premier, Reserve and Service	JPM I	Diversified

(1)	Commenced operations on May 15, 2019.
(2)	The JPMorgan Institutional Tax Free Money Market Fund commenced operations on March 1, 2018.
(3)	The JPMorgan Securities Lending Money Market Fund commenced operations on September 19, 2018.
(4)	E*Trade Shares of JPMorgan Liquid Assets Money Market Fund had no assets from the close of business on October 19, 2016.
(5)	On November 25, 2019, Direct Shares of JPMorgan U.S. Government Money Market Fund and JPMorgan U.S. Treasury Plus Money Market Fund liquidated.
(6)

On November 25, 2019, the Eagle Class Shares of JPMorgan U.S. Government Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund liquidated.

(7)	On December 9, 2019, the Eagle Private Wealth Class of JPMorgan U.S. Government Money Market Fund liquidated.
(8)	Commenced operations on January 15, 2020.
(9)	Commenced operations on March 1, 2019.
(10)

E*Trade Shares of JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund had no assets from the close of business on September 21, 2016.

The investment objective of JPMorgan Prime Money Market Fund (“Prime Money Market Fund”) and JPMorgan Securities Lending Money Market Fund (“Securities Lending Money Market Fund”) is to seek current income while seeking to maintain liquidity and a low volatility of principal.

The investment objective of JPMorgan Institutional Tax Free Money Market Fund (“Institutional Tax Free Money Market Fund”) is to aim to provide current income, while seeking to maintain liquidity and a low volatility of principal.

The investment objective of JPMorgan Liquid Assets Money Market Fund (“Liquid Assets Money Market Fund”) and JPMorgan U.S. Treasury Plus Money Market Fund (“U.S. Treasury Plus Money Market Fund”) is to seek current income with liquidity and stability of principal.

The investment objective of JPMorgan U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) is to seek high current income with liquidity and stability of principal.

The investment objective of JPMorgan Federal Money Market Fund (“Federal Money Market Fund”) is to aim to provide current income while still preserving capital and maintaining liquidity.

152	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

The investment objective of JPMorgan 100% U.S. Treasury Securities Money Market Fund (“100% U.S. Treasury Securities Money Market Fund”) is to aim to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The investment objective of JPMorgan Tax Free Money Market Fund (“Tax Free Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The investment objective of JPMorgan Municipal Money Market Fund (“Municipal Money Market Fund”) is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

The investment objective of JPMorgan California Municipal Money Market Fund (“California Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.

The investment objective of JPMorgan New York Municipal Money Market Fund (“New York Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

The Liquid Assets Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund seek to qualify as retail money market funds in accordance with criteria established by the Securities and Exchange Commission (“SEC”). Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price. These Funds have adopted policies and procedures that allow the Boards of Trustees of the Trusts (the “Boards”) to impose a liquidity fee and/or redemption gate in the event that their weekly liquid assets fall below a designated threshold.

The Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund do not seek to qualify as retail or government money market funds and transact utilizing a floating net asset value (“NAV”) calculated to four decimal places. The Funds have adopted policies and procedures that allow the Boards to impose a liquidity fee and/or redemption gate in the event that their weekly liquid assets fall below a designated threshold.

The U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund and 100% U.S. Treasury Securities Money Market Fund seek to qualify as government money market funds in accordance with criteria established by the SEC. Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.

Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Academy, Agency, Agency SL, Capital, Direct, Eagle Class, Eagle Private Wealth Class, E*Trade, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Boards, which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can generally be expected to vary inversely with changes in prevailing interest rates.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	153

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. This includes also monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Funds. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.

For the Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund, fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Prime Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$62,824,835	$—	$62,824,835

Institutional Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$965,488	$—	$965,488

Securities Lending Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$3,467,270	$—	$3,467,270

The following is a summary of the inputs used as of February 29, 2020, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Liquid Assets Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,820,470	$—	$10,820,470

154	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

U.S. Government Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$152,767,827	$—	$152,767,827

U.S. Treasury Plus Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$29,497,865	$—	$29,497,865

Federal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$3,052,387	$—	$3,052,387

100% U.S. Treasury Securities Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$67,661,706	$—	$67,661,706

Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$11,699,811	$—	$11,699,811

Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,334,658	$—	$1,334,658

California Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$575,710	$—	$575,710

New York Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,448,108	$—	$2,448,108

(a)	All portfolio holdings designated as level 2 are disclosed individually on the SOIs. Please refer to the SOIs for specifics of the major categories of portfolio holdings.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset values of the Funds.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	155

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

As of February 29, 2020, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A under the Securities Act.

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan. The Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral.

The Funds’ repurchase agreements are not subject to master netting arrangements.

D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Tax Free Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

The Tax Free Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund had delayed delivery securities outstanding as of February 29, 2020, which are shown as a Receivable for Investment securities sold — delayed delivery securities on the Statements of Assets and Liabilities.

E. Offering and Organization Costs — Total offering costs of approximately $119,000 and $44,000 paid in connection with the offering of shares of Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund, respectively, were amortized on a straight line basis over 12 months from the date the fund commenced operations. Costs paid in connection with the organization of Institutional Tax Free Money Fund and Securities Lending Money Market Fund, if any, were recorded as an expense at the time it commenced operations. For the year ended February 29, 2020, total offering costs amortized rounds to less than $1,000 and approximately $25,000 for the Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund, respectively.

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.

G. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

156	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended February 29, 2020 are as follows (amounts in thousands):

	Prime Money Market Fund	Institutional Tax Free Money Market Fund	Securities Lending Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund		Tax Free Money Market Fund	Municipal Money Market Fund	California Municipal Money Market Fund		New York Municipal Money Market Fund
Class C	$26	n/a	n/a	$3	n/a		$8	n/a	n/a		n/a	n/a	n/a		n/a
Academy	21	n/a	n/a	n/a	$2		n/a	n/a	n/a		n/a	n/a	n/a		n/a
Agency	94	$29	n/a	18	237		52	$4	$77		$19	$4	$—	(a)	$4
Agency SL	n/a	n/a	$107	n/a	n/a		n/a	n/a	n/a		n/a	n/a	n/a		n/a
Capital	623	31	n/a	17	1,572		181	n/a	606		n/a	n/a	n/a		n/a
Eagle Class	n/a	n/a	n/a	n/a	31		n/a	n/a	n/a		n/a	3	—	(a)	—	(a)
Eagle Private Wealth Class	n/a	n/a	n/a	n/a	—	(a)	n/a	n/a	n/a		n/a	n/a	n/a		n/a
E*Trade	n/a	n/a	n/a	n/a	6		n/a	n/a	n/a		n/a	n/a	n/a		n/a
IM	150	35	n/a	n/a	143		19	n/a	—	(a)	n/a	n/a	n/a		n/a
Institutional Class	361	35	n/a	83	850		379	77	473		232	41	5		15
Investor	n/a	n/a	n/a	1	21		1	n/a	n/a		n/a	n/a	n/a		n/a
Morgan	318	n/a	n/a	89	89		33	23	81		5	3	1		23
Premier	89	n/a	n/a	42	66		27	5	56		18	9	8		19
Reserve	28	n/a	n/a	5	2		2	n/a	42		34	n/a	n/a		—	(a)
Service	n/a	n/a	n/a	n/a	51		n/a	n/a	n/a		n/a	4	2		3

Total	$1,710	$130	$107	$258	$3,070		$702	$109	$1,335		$308	$64	$16		$64

(a)	Amount rounds to less than one thousand.

H. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 29, 2020, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

I. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income		Accumulated net realized gains (losses)
100% U.S. Treasury Securities Money Market Fund	$—	$—	(a)	$—	(a)

(a)	Amount rounds to less than one thousand.

The reclassifications for the Funds relate primarily to redesignation of distributions.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and generally paid monthly at an annual rate of 0.08% of each Fund’s average daily net assets.

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.07% of the first $150 billion

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	157

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement, plus 0.05% of the average daily net assets between $150 billion and $300 billion, plus 0.03% of the average daily net assets between $300 billion and $400 billion, plus 0.01% of the average daily net assets in excess of $400 billion. For the year ended February 29, 2020, the effective rate was 0.06% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.F.

JPMCB serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class C, Eagle Class, E*Trade, Morgan, Reserve and Service Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. The Academy, Agency, Agency SL, Capital, Direct, Eagle Private Wealth Class, IM, Institutional Class, Investor and Premier Shares of the Funds do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class C	Eagle Class	E*Trade	Morgan	Reserve	Service
Prime Money Market Fund	0.75%	n/a	n/a	n/a	0.25%	n/a
Institutional Tax Free Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.75	n/a	0.60%	0.10%	0.25	n/a
U.S. Government Money Market Fund	n/a	0.25%	0.60	0.10	0.25	0.60%
U.S. Treasury Plus Money Market Fund	0.75	n/a	n/a	0.10	0.25	n/a
Federal Money Market Fund	n/a	n/a	n/a	0.10	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	n/a	0.10	0.25	n/a
Tax Free Money Market Fund	n/a	n/a	n/a	0.10	0.25	n/a
Municipal Money Market Fund	n/a	0.25	0.60	0.10	n/a	0.60
California Municipal Money Market Fund	n/a	0.25	0.60	0.10	n/a	0.60
New York Municipal Money Market Fund	n/a	0.25	0.60	0.10	0.25	0.60

JPMDS waived distribution fees as outlined in Note 3.F.

In addition, JPMDS is entitled to receive the CDSC from redemptions of Class C Shares. For the year ended February 29, 2020, JPMDS retained the following amounts (in thousands):

	CDSC
Liquid Assets Money Market Fund	$1
U.S. Treasury Plus Money Market Fund	—	(a)

(a)	Amount rounds to less than one thousand.

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Agency SL and IM Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class C	Academy	Agency	Capital	Direct	Eagle Class	Eagle Private Wealth Class
Prime Money Market Fund	0.25%	0.05%	0.15%	0.05%	n/a	n/a	n/a
Institutional Tax Free Money Market Fund	n/a	n/a	0.15	0.05	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.25	n/a	0.15	0.05	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	0.05	0.15	0.05	0.15%	0.30%	0.15%
U.S. Treasury Plus Money Market Fund	0.25	n/a	0.15	0.05	0.15	n/a	n/a
Federal Money Market Fund	n/a	n/a	0.15	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.15	0.05	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	n/a	0.15	n/a	n/a	n/a	n/a
Municipal Money Market Fund	n/a	n/a	0.15	n/a	n/a	0.30	n/a
California Municipal Money Market Fund	n/a	n/a	0.15	n/a	n/a	0.30	n/a
New York Municipal Money Market Fund	n/a	n/a	0.15	n/a	n/a	0.30	n/a

158	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.10%	n/a	0.35%	0.30%	0.30%	n/a
Institutional Tax Free Money Market Fund	n/a	0.10	n/a	n/a	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.30%	0.10	0.35%	0.35	0.30	0.30	n/a
U.S. Government Money Market Fund	0.30	0.10	0.35	0.35	0.30	0.30	0.30%
U.S. Treasury Plus Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	n/a
Federal Money Market Fund	n/a	0.10	n/a	0.35	0.30	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
Tax Free Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	0.30	0.10	n/a	0.35	0.30	n/a	0.30
California Municipal Money Market Fund	0.30	0.10	n/a	0.35	0.30	n/a	0.30
New York Municipal Money Market Fund	0.30	0.10	n/a	0.35	0.30	0.30	0.30

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds, except IM Shares of the Prime Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund and the 100% U.S Treasury Securities Money Market Fund, to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class C	Academy	Agency	Agency SL	Capital	Direct	Eagle Class	Eagle Private Wealth Class
Prime Money Market Fund	0.97%	0.18%	0.26%	n/a	0.18%	n/a	n/a	n/a
Institutional Tax Free Money Market Fund	n/a	n/a	0.26	n/a	0.18	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	0.06	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.97	n/a	0.26	n/a	0.18	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	0.18	0.26	n/a	0.18	0.30%	0.70%	0.30%
U.S. Treasury Plus Money Market Fund	0.97	n/a	0.26	n/a	0.18	0.30	n/a	n/a
Federal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.26	n/a	0.18	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	n/a	n/a
Municipal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	0.70	n/a
California Municipal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	0.70	n/a
New York Municipal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	0.70	n/a

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	159

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

	E*Trade	IM	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	n/a	0.21%	n/a	0.52%	0.45%	0.70%	n/a
Institutional Tax Free Money Market Fund	n/a	0.16%	0.21	n/a	n/a	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	1.00%	n/a	0.21	0.51%	0.59	0.45	0.70	n/a
U.S. Government Money Market Fund	1.00	n/a	0.21	0.51	0.59	0.45	0.70	1.05%
U.S. Treasury Plus Money Market Fund	n/a	n/a	0.21	0.51	0.59	0.45	0.70	n/a
Federal Money Market Fund	n/a	n/a	0.21	n/a	0.59	0.45	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Tax Free Money Market Fund	n/a	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	1.00	n/a	0.21	n/a	0.59	0.45	n/a	1.05
California Municipal Money Market Fund	1.00	n/a	0.21	n/a	0.59	0.45	n/a	1.05
New York Municipal Money Market Fund	1.00	n/a	0.21	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the year ended February 29, 2020, and are in place until at least June 30, 2020. In addition, the Funds’ service providers have voluntarily waived fees during the year ended February 29, 2020. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the year ended February 29, 2020, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Prime Money Market Fund	$34	$—	$12,537	$12,571	$45
Institutional Tax Free Money Market Fund	123	82	273	478	11
Securities Lending Money Market Fund	1,977	1,318	—	3,295	25
Liquid Assets Money Market Fund	122	78	2,555	2,755	—
U.S. Government Money Market Fund	95	—	34,239	34,334	—
U.S. Treasury Plus Money Market Fund	18	—	8,651	8,669	—
Federal Money Market Fund	95	63	995	1,153	—
100% U.S. Treasury Securities Money Market Fund	38	—	14,653	14,691	—
Tax Free Money Market Fund	—	—	4,338	4,338	—
Municipal Money Market Fund	629	419	892	1,940	—
California Municipal Money Market Fund	155	103	95	353	—
New York Municipal Money Market Fund	162	106	540	808	—

Voluntary Waivers
Distribution Fees
Municipal Money Market Fund	$5
California Municipal Money Market Fund	5
New York Municipal Money Market Fund	1

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

Certain Funds earn interest on certain uninvested cash balances held at the custodian, which is included in the Interest income from affiliates on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 29, 2020, Tax Free Money Market Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

160	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Board. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended February 29, 2020, the Funds below engaged in such transactions in the following amounts (amounts in thousands):

	Purchases	Sales	Realized Gain (Loss)
Institutional Tax Free Money Market Fund	$813,401	$2,108,485	$—
Tax Free Money Market Fund	2,811,695	2,072,343	—
Municipal Money Market Fund	772,736	1,313,286	—
California Municipal Money Market Fund	233,034	172,134	—
New York Municipal Money Market Fund	1,782,115	746,735	—

4. Class-Specific Expenses

The Funds’ class specific gross expenses for the year ended February 29, 2020 were as follows (amounts in thousands):

	Distribution	Service
Prime Money Market Fund
Class C	$7	$2
Academy	—	14
Agency	—	3,648
Capital	—	14,299
Institutional Class	—	13,964
Morgan	—	9,543
Premier	—	6,872
Reserve	29	34

	$36	$48,376

Institutional Tax Free Money Market Fund
Agency	$—	$80
Capital	—	98
Institutional Class	—	304

	$—	$482

Liquid Assets Money Market Fund
Class C	$154	$51
Agency	—	1,289
Capital	—	755
Institutional Class	—	3,007
Investor	—	25
Morgan	395	1,383
Premier	—	6,456
Reserve	10	12

	$559	$12,978

U.S. Government Money Market Fund
Academy	$—	$7
Agency	—	18,782
Capital	—	40,478
Eagle Class	2,275	2,730
Eagle Private Wealth Class	—	—	(a)
E*Trade	1,696	848
Institutional Class	—	40,685
Investor	—	3,147
Morgan	1,902	6,657
Premier	—	11,750
Reserve	47	57
Service	10,770	5,385

	$16,690	$130,526

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	161

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

	Distribution	Service
U.S. Treasury Plus Money Market Fund
Class C	$2,347	$782
Agency	—	3,132
Capital	—	3,875
Institutional Class	—	17,158
Investor	—	114
Morgan	773	2,706
Premier	—	3,616
Reserve	16	19

	$3,136	$31,402

Federal Money Market Fund
Agency	$—	$308
Institutional Class	—	2,376
Morgan	35	122
Premier	—	520

	$35	$3,326

100% U.S. Treasury Securities Money Market Fund
Agency	$—	$5,643
Capital	—	14,804
Institutional Class	—	19,967
Morgan	1,984	6,944
Premier	—	7,183
Reserve	5,135	6,162

	$7,119	$60,703

Tax Free Money Market Fund
Agency	$—	$1,276
Institutional Class	—	10,425
Morgan	11	39
Premier	—	2,824
Reserve	4,343	5,211

	$4,354	$19,775

Municipal Money Market Fund
Agency	$—	$186
Eagle Class	349	419
Institutional Class	—	2,044
Morgan	22	77
Premier	—	383
Service	924	462

	$1,295	$3,571

California Municipal Money Market Fund
Agency	$—	$20
Eagle Class	7	8
Institutional Class	—	219
Morgan	3	9
Premier	—	738
Service	412	206

	$422	$1,200

162	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	Distribution	Service
New York Municipal Money Market Fund
Agency	$—	$334
Eagle Class	15	19
Institutional Class	—	943
Morgan	119	416
Premier	—	2,530
Reserve	4	4
Service	122	61

	$260	$4,307

(a)	Amount rounds to less than one thousand.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 29, 2020 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$62,802,726	$22,188	$79	$22,109
Institutional Tax Free Money Market Fund	965,407	97	16	81
Securities Lending Money Market Fund	3,466,456	862	48	814
U.S. Government Money Market Fund	152,767,852	33,464	33,489	(25)
U.S. Treasury Plus Money Market Fund	29,498,043	249	427	(178)
100% U.S. Treasury Securities Money Market Fund	67,661,830	1,066	1,190	(124)

Estimated tax cost and unrealized appreciation (depreciation) in value of investments for funds not listed equals their books’ cost and unrealized appreciation (depreciation) in value of investments.

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

The tax character of distributions paid during the year ended February 29, 2020 was as follows (amounts in thousands):

	Ordinary Income*	Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$1,144,421	$—	$—	$1,144,421
Institutional Tax Free Money Market Fund	93	—	11,791	11,884
Securities Lending Money Market Fund	75,337	—	—	75,337
Liquid Assets Money Market Fund	154,275	—	—	154,275
U.S. Government Money Market Fund	2,820,670	—	—	2,820,670
U.S. Treasury Plus Money Market Fund	552,405	—	—	552,405
Federal Money Market Fund	52,009	—	—	52,009
100% U.S. Treasury Securities Money Market Fund	1,072,186	39	—	1,072,225
Tax Free Money Market Fund	246	356	159,391	159,993
Municipal Money Market Fund	77	79	30,383	30,539
California Municipal Money Market Fund	154	90	4,770	5,014
New York Municipal Money Market Fund	265	20	21,473	21,758

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	163

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

The tax character of distributions paid during the year ended February 28, 2019 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$884,662	$—	$—	$884,662
Institutional Tax Free Money Market Fund	47	—	7,821	7,868
Securities Lending Money Market Fund	15,410	—	—	15,410
Liquid Assets Money Market Fund	64,686	—	—	64,686
U.S. Government Money Market Fund	2,578,970	—	—	2,578,970
U.S. Treasury Plus Money Market Fund	506,910	—	—	506,910
Federal Money Market Fund	58,386	—	—	58,386
100% U.S. Treasury Securities Money Market Fund	746,574	—	—	746,574
Tax Free Money Market Fund	1,060	326	196,266	197,652
Municipal Money Market Fund	57	206	33,595	33,858
California Municipal Money Market Fund	51	109	2,932	3,092
New York Municipal Money Market Fund	6	37	8,048	8,091

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

As of February 29, 2020, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Tax Exempt Income	Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$64,619	$—	$—	$22,109
Institutional Tax Free Money Market Fund	3	—	824	81
Securities Lending Money Market Fund	4,830	—	—	814
Liquid Assets Money Market Fund	8,106	—	—	—
U.S. Government Money Market Fund	92,933	(2,409)	—	(25)
U.S. Treasury Plus Money Market Fund	16,890	(191)	—	(178)
Federal Money Market Fund	2,187	—	—	—
100% U.S. Treasury Securities Money Market Fund	52,768	—	—	(124)
Tax Free Money Market Fund	—	6	7,633	—
Municipal Money Market Fund	2	—	543	—
California Municipal Money Market Fund	16	—	291	—
New York Municipal Money Market Fund	174	32	1,481	—

The cumulative timing differences primarily consist of distributions payable.

As of February 29, 2020, the following Funds had the following net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
U.S. Government Money Market Fund	$2,409	$—
U.S. Treasury Plus Money Market Fund	191	—

Net capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. As of February 29, 2020, the following Funds deferred to March 1, 2020 the following net capital losses of (amounts in thousands):

	Net Capital Losses (Gains)		Late Year Ordinary Loss Deferral
	Short-Term	Long-Term
U.S. Government Money Market Fund	$—	$1,880	$—
U.S. Treasury Plus Money Market Fund	(343)	406	—
100% U.S. Treasury Securities Money Market Fund	36	56	—
California Municipal Money Market Fund	—	—	—	(a)

(a)	Amount rounds to less than one thousand.

164	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

During the year ended February 29, 2020, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Utilized
	Short-Term	Long-Term
U.S. Government Money Market Fund	$83	$9
100% U.S. Treasury Securities Money Market Fund	118	—

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

As of February 29, 2020, the Funds had no outstanding loans to another fund. Average loans made to another fund under the Facility for the year ended February 29, 2020, were as follows (amounts in thousands, except number of days outstanding):

	Average Loans	Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$20,093	96	$194

Interest earned as a result of lending money to another fund for the year ended February 29, 2020, if any, is included in Income from interfund lending (net) on the Statements of Operations.

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 2, 2020.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 29, 2020.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 29, 2020, the Funds had individual shareholder and/or omnibus accounts which owned more than 10% of the respective Fund’s outstanding shares as follows:

	Number of individual shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of individual shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Prime Money Market Fund	1	64.6%	—	—
Institutional Tax Free Money Market Fund	1	99.8	—	—
Securities Lending Money Market Fund	—	—	1	100.0%
Liquid Assets Money Market Fund	1	57.2	—	—
U.S. Government Money Market Fund	1	30.3	—	—
U.S. Treasury Plus Money Market Fund	1	17.6	3	49.9
Federal Money Market Fund	1	61.3	1	20.5
100% U.S. Treasury Securities Money Market Fund	1	46.0	—	—
Tax Free Money Market Fund	1	45.6	1	43.1
Municipal Money Market Fund	1	30.0	1	61.3
California Municipal Money Market Fund	2	80.2	1	11.7
New York Municipal Money Market Fund	2	96.1	—	—

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	165

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

The Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The California Municipal Money Market Fund and New York Municipal Money Market Fund primarily invest in issuers in the States of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.

The Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund invest in preferred securities. These securities are typically issued by corporations, generally in the form of interest bearing notes with preferred security characteristics and may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time.

The London InterBank Offered Rate (“LIBOR”) is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain investments of a Fund and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. Recently, the worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

8. Subsequent Event

Subsequent to February 29, 2020, Municipal Money Market Fund and New York Municipal Money Market Fund had net redemptions of $513,079,000 and $791,053,000, which represented 25% and 29%, respectively, of the Funds’ net assets as of February 29, 2020.

166	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Boards of Trustees of JPMorgan Trust I, JPMorgan Trust II and JPMorgan Trust IV and Shareholders of JPMorgan Prime Money Market Fund, JPMorgan Institutional Tax Free Money Market Fund, JPMorgan Securities Lending Money Market Fund, JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Prime Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund (six of the funds constituting JPMorgan Trust I), JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan Municipal Money Market Fund (four of the funds constituting JPMorgan Trust II) and JPMorgan Institutional Tax Free Money Market Fund and JPMorgan Securities Lending Money Market Fund (two of the funds constituting JPMorgan Trust IV) (hereafter collectively referred to as the “Funds”) as of February 29, 2020, the related statements of operations for the year ended February 29, 2020 and the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2020, the results of each of their operations for the year then ended and the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

JPMorgan Prime Money Market Fund,

JPMorgan Liquid Assets Money Market Fund,

JPMorgan U.S. Government Money Market Fund,

JPMorgan U.S. Treasury Plus Money Market Fund,

JPMorgan Federal Money Market Fund,

JPMorgan 100% U.S. Treasury Securities Money Market Fund,

JPMorgan Tax Free Money Market Fund,

JPMorgan Municipal Money Market Fund,

JPMorgan California Municipal Money Market Fund and

JPMorgan New York Municipal Money Market Fund

Statements of changes in net assets for each of the two years in the period ended February 29, 2020 and the financial highlights for each of the periods indicated therein
JPMorgan Institutional Tax Free Money Market Fund	Statement of changes in net assets and the financial highlights for the year ended February 29, 2020 and the period March 1, 2018 (commencement of operations) through February 28, 2019
JPMorgan Securities Lending Money Market Fund	Statement of changes in net assets and the financial highlights for the year ended February 29, 2020 and the period September 19, 2018 (commencement of operations) through February 28, 2019

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

April 28, 2020

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	167

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Chairman since 2020; Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (serving in various roles 1974-present).	127	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Stephen P. Fisher (1959); Trustee of Trusts since 2018.	Retired; Chairman and Chief Executive Officer, NYLIFE Distributors LLC (registered broker-dealer) (serving in various roles 2008-2013); Chairman, NYLIM Service Company LLC (transfer agent) (2008-2017); New York Life Investment Management LLC (registered investment adviser) (serving in various roles 2005-2017); Chairman, IndexIQ Advisors LLC (registered investment adviser for ETFs) (2014-2017); President, MainStay VP Funds Trust (2007-2017), MainStay DefinedTerm Municipal Opportunities Fund (2011-2017) and MainStay Funds Trust (2007-2017) (registered investment companies).	127	Honors Program Advisory Board Member, The Zicklin School of Business, Baruch College, The City University of New York (2017-present).

Kathleen M. Gallagher (1958); Trustee of the Trusts since 2018.	Retired; Chief Investment Officer — Benefit Plans, Ford Motor Company (serving in various roles 1985-2016).	127	Non-Executive Director, Legal & General Investment Management (Holdings) (2018-present); Non-Executive Director, Legal & General Investment Management America (financial services and insurance) (2017-present); Advisory Board Member, Fiduciary Solutions, State Street Global Advisors (2017-present); Member, Client Advisory Council, Financial Engines, LLC (registered investment adviser) (2011-2016); Director, Ford Pension Funds Investment Management Ltd. (2007-2016).

Dennis P. Harrington* (1950); Trustee of Trusts since 2017.	Retired; Partner, Deloitte LLP (accounting firm) (serving in various roles 1984-2012).	127	None

Frankie D. Hughes (1952); Trustee of Trusts since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	127	None

168	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Raymond Kanner** (1953); Trustee of Trusts since 2017.	Retired; Managing Director & Chief Investment Officer, IBM Retirement Funds (2007-2016).	127	Advisory Board Member, Los Angeles Capital (2018-present); Advisory Board Member, State Street Global Advisors Fiduciary Solutions Board (2017-present); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA) (2016-2017); Advisory Board Member, Betterment for Business (robo advisor) (2016-2017); Advisory Board Member, BlueStar Indexes (index creator) (2013-2017); Director, Emerging Markets Growth Fund (registered investment company) (1997-2016); Member, Russell Index Client Advisory Board (2001-2015).

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	127	None

Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	127	None

Marilyn McCoy (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	127	None

Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (serving in various roles 1981-2006).	127	Director, Sun Life Financial (SLF) (financial services and insurance) (2007-2013).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	127	Trustee and Vice Chair, Trout Unlimited (2017-present); Trustee, American Museum of Fly Fishing (2013-present); Vice Chair, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American University in Cairo (1999-2014).

Marian U. Pardo*** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (investment consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	127	President and Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	169

TRUSTEES

(Unaudited) (continued)

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 78 for all Trustees.

(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes ten registered investment companies (127 funds).

*

Two family members of Mr. Harrington are partner and managing director, respectively, of the Funds’ independent registered public accounting firm. Such firm has represented to the Board that those family members are not involved in the audit of the Funds’ financial statements and do not provide other services to the Funds. The Board has concluded that such association does not interfere with Mr. Harrington’s exercise of independent judgment as an Independent Trustee.

**

A family member of Mr. Kanner is employed by JPMorgan Chase Bank, which is affiliated with JPMIM and JPMDS. In that capacity, this employee provides services to various JPMorgan affiliates including JPMIM and JPMDS and for which JPMIM and JPMDS bear some portion of the expense thereof.

***

In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 277 Park Avenue, New York, NY 10172.

170	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (from 2014 to present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (from 1999 to 2014).

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from October 2013 to January 2016.

Gregory S. Samuels (1980), Secretary (2019) (formerly Assistant Secretary since 2010)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2010 to February 2014.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

Anthony Geron (1971), Assistant Secretary (2018)*	Vice President and Assistant General Counsel, JPMorgan Chase since September 2018; Lead Director and Counsel, AXA Equitable Life Insurance Company from 2015 to 2018 and Senior Director and Counsel, AXA Equitable Life Insurance Company from 2014 to 2015.

Carmine Lekstutis (1980), Assistant Secretary (2011)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.

Keri E. Riemer (1976), Assistant Secretary (2019)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2019; Counsel, Seward & Kissel LLP (law firm) (2016-2019); Associate, Seward & Kissel LLP (2011-2016).

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)*	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014.

Aleksandr Fleytekh (1972), Assistant Treasurer (2019)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2012.

Shannon Gaines (1977), Assistant Treasurer (2018)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since January 2014.

Jeffrey D. House (1972), Assistant Treasurer (2017)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since July 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)*	Executive Director, J.P. Morgan Investment Management, Inc. since February 2020, formerly Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) from August 2006 to January 2020.

Gillian I. Sands (1969), Assistant Treasurer (2012)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012.

The contact address for each of the officers, unless otherwise noted, is 277 Park Avenue, New York, NY 10172.

*	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

**	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	171

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2019, and continued to hold your shares at the end of the reporting period, February 29, 2020.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During the Period	Annualized Expense Ratio
JPMorgan Prime Money Market Fund
Class C
Actual*	$1,000.00	$1,005.40	$4.84	0.97%
Hypothetical*	1,000.00	1,020.04	4.87	0.97
Academy
Actual*	1,000.00	1,009.40	0.90	0.18
Hypothetical*	1,000.00	1,023.97	0.91	0.18
Agency
Actual*	1,000.00	1,009.10	1.30	0.26
Hypothetical*	1,000.00	1,023.57	1.31	0.26
Capital
Actual*	1,000.00	1,009.40	0.90	0.18
Hypothetical*	1,000.00	1,023.97	0.91	0.18
IM
Actual*	1,000.00	1,009.60	0.75	0.15
Hypothetical*	1,000.00	1,024.12	0.75	0.15
Institutional Class
Actual*	1,000.00	1,009.20	1.05	0.21
Hypothetical*	1,000.00	1,023.82	1.06	0.21
Morgan
Actual*	1,000.00	1,007.80	2.55	0.51
Hypothetical*	1,000.00	1,022.33	2.56	0.51
Premier
Actual*	1,000.00	1,008.10	2.25	0.45
Hypothetical*	1,000.00	1,022.63	2.26	0.45
Reserve
Actual*	1,000.00	1,006.90	3.49	0.70
Hypothetical*	1,000.00	1,021.38	3.52	0.70

172	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During the Period	Annualized Expense Ratio
JPMorgan Institutional Tax Free Money Market Fund
Agency
Actual*	$1,000.00	$1,004.90	$1.30	0.26%
Hypothetical*	1,000.00	1,023.57	1.31	0.26
Capital
Actual*	1,000.00	1,005.20	0.90	0.18
Hypothetical*	1,000.00	1,023.97	0.91	0.18
IM
Actual*	1,000.00	1,005.30	0.80	0.16
Hypothetical*	1,000.00	1,024.07	0.81	0.16
Institutional Class
Actual*	1,000.00	1,005.10	1.05	0.21
Hypothetical*	1,000.00	1,023.82	1.06	0.21

JPMorgan Securities Lending Money Market Fund
Agency SL
Actual*	1,000.00	1,009.80	0.05	0.01
Hypothetical*	1,000.00	1,024.81	0.05	0.01

JPMorgan Liquid Assets Money Market Fund
Class C
Actual*	1,000.00	1,005.20	4.84	0.97
Hypothetical*	1,000.00	1,020.04	4.87	0.97
Agency
Actual*	1,000.00	1,008.80	1.30	0.26
Hypothetical*	1,000.00	1,023.57	1.31	0.26
Capital
Actual*	1,000.00	1,009.20	0.90	0.18
Hypothetical*	1,000.00	1,023.97	0.91	0.18
Institutional Class
Actual*	1,000.00	1,009.00	1.05	0.21
Hypothetical*	1,000.00	1,023.82	1.06	0.21
Investor
Actual*	1,000.00	1,007.50	2.55	0.51
Hypothetical*	1,000.00	1,022.33	2.56	0.51
Morgan
Actual*	1,000.00	1,007.10	2.94	0.59
Hypothetical*	1,000.00	1,021.93	2.97	0.59
Premier
Actual*	1,000.00	1,007.80	2.25	0.45
Hypothetical*	1,000.00	1,022.63	2.26	0.45
Reserve
Actual*	1,000.00	1,006.60	3.49	0.70
Hypothetical*	1,000.00	1,021.38	3.52	0.70

JPMorgan U.S. Government Money Market Fund
Academy
Actual*	1,000.00	1,008.10	0.90	0.18
Hypothetical*	1,000.00	1,023.97	0.91	0.18
Agency
Actual*	1,000.00	1,007.70	1.30	0.26
Hypothetical*	1,000.00	1,023.57	1.31	0.26
Capital
Actual*	1,000.00	1,008.10	0.90	0.18
Hypothetical*	1,000.00	1,023.97	0.91	0.18

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	173

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During the Period	Annualized Expense Ratio
JPMorgan U.S. Government Money Market Fund (continued)
E*Trade
Actual*	$1,000.00	$1,004.00	$4.98	1.00%
Hypothetical*	1,000.00	1,019.89	5.02	1.00
IM
Actual*	1,000.00	1,008.30	0.75	0.15
Hypothetical*	1,000.00	1,024.12	0.75	0.15
Institutional Class
Actual*	1,000.00	1,008.00	1.05	0.21
Hypothetical*	1,000.00	1,023.82	1.06	0.21
Investor
Actual*	1,000.00	1,006.50	2.49	0.50
Hypothetical*	1,000.00	1,022.38	2.51	0.50
Morgan
Actual*	1,000.00	1,006.10	2.94	0.59
Hypothetical*	1,000.00	1,021.93	2.97	0.59
Premier
Actual*	1,000.00	1,006.80	2.25	0.45
Hypothetical*	1,000.00	1,022.63	2.26	0.45
Reserve
Actual*	1,000.00	1,005.50	3.49	0.70
Hypothetical*	1,000.00	1,021.38	3.52	0.70
Service
Actual*	1,000.00	1,003.80	5.23	1.05
Hypothetical*	1,000.00	1,019.64	5.27	1.05

JPMorgan U.S. Treasury Plus Money Market Fund
Class C
Actual*	1,000.00	1,004.00	4.83	0.97
Hypothetical*	1,000.00	1,020.04	4.87	0.97
Agency
Actual*	1,000.00	1,007.60	1.30	0.26
Hypothetical*	1,000.00	1,023.57	1.31	0.26
Capital
Actual*	1,000.00	1,008.00	0.90	0.18
Hypothetical*	1,000.00	1,023.97	0.91	0.18
IM
Actual*	1,000.00	1,008.20	0.70	0.14
Hypothetical*	1,000.00	1,024.17	0.70	0.14
Institutional Class
Actual*	1,000.00	1,007.90	1.05	0.21
Hypothetical*	1,000.00	1,023.82	1.06	0.21
Investor
Actual*	1,000.00	1,006.40	2.49	0.50
Hypothetical*	1,000.00	1,022.38	2.51	0.50
Morgan
Actual*	1,000.00	1,005.90	2.94	0.59
Hypothetical*	1,000.00	1,021.93	2.97	0.59
Premier
Actual*	1,000.00	1,006.70	2.20	0.44
Hypothetical*	1,000.00	1,022.68	2.21	0.44
Reserve
Actual*	1,000.00	1,005.40	3.49	0.70
Hypothetical*	1,000.00	1,021.38	3.52	0.70

174	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During the Period	Annualized Expense Ratio
JPMorgan Federal Money Market Fund
Agency
Actual*	$1,000.00	$1,007.70	$1.30	0.26%
Hypothetical*	1,000.00	1,023.57	1.31	0.26
Institutional Class
Actual*	1,000.00	1,007.90	1.05	0.21
Hypothetical*	1,000.00	1,023.82	1.06	0.21
Morgan
Actual*	1,000.00	1,006.00	2.94	0.59
Hypothetical*	1,000.00	1,021.93	2.97	0.59
Premier
Actual*	1,000.00	1,006.70	2.25	0.45
Hypothetical*	1,000.00	1,022.63	2.26	0.45

JPMorgan 100% U.S. Treasury Securities Money Market Fund
Agency
Actual*	1,000.00	1,007.50	1.30	0.26
Hypothetical*	1,000.00	1,023.57	1.31	0.26
Capital
Actual*	1,000.00	1,007.90	0.90	0.18
Hypothetical*	1,000.00	1,023.97	0.91	0.18
IM
Actual**	1,000.00	1,001.80	0.19	0.15
Hypothetical*	1,000.00	1,024.12	0.75	0.15
Institutional Class
Actual*	1,000.00	1,007.80	1.05	0.21
Hypothetical*	1,000.00	1,023.82	1.06	0.21
Morgan
Actual*	1,000.00	1,005.80	2.94	0.59
Hypothetical*	1,000.00	1,021.93	2.97	0.59
Premier
Actual*	1,000.00	1,006.60	2.25	0.45
Hypothetical*	1,000.00	1,022.63	2.26	0.45
Reserve
Actual*	1,000.00	1,005.30	3.49	0.70
Hypothetical*	1,000.00	1,021.38	3.52	0.70

JPMorgan Tax Free Money Market Fund
Agency
Actual*	1,000.00	1,004.90	1.30	0.26
Hypothetical*	1,000.00	1,023.57	1.31	0.26
Institutional Class
Actual*	1,000.00	1,005.10	1.05	0.21
Hypothetical*	1,000.00	1,023.82	1.06	0.21
Morgan
Actual*	1,000.00	1,003.20	2.94	0.59
Hypothetical*	1,000.00	1,021.93	2.97	0.59
Premier
Actual*	1,000.00	1,004.00	2.24	0.45
Hypothetical*	1,000.00	1,022.63	2.26	0.45
Reserve
Actual*	1,000.00	1,002.70	3.49	0.70
Hypothetical*	1,000.00	1,021.38	3.52	0.70

JPMorgan Municipal Money Market Fund
Agency
Actual*	1,000.00	1,005.10	1.30	0.26
Hypothetical*	1,000.00	1,023.57	1.31	0.26

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	175

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During the Period	Annualized Expense Ratio
JPMorgan Municipal Money Market Fund (continued)
Institutional Class
Actual*	$1,000.00	$1,005.30	$1.05	0.21%
Hypothetical*	1,000.00	1,023.82	1.06	0.21
Morgan
Actual*	1,000.00	1,003.40	2.94	0.59
Hypothetical*	1,000.00	1,021.93	2.97	0.59
Premier
Actual*	1,000.00	1,004.10	2.24	0.45
Hypothetical*	1,000.00	1,022.63	2.26	0.45
Service
Actual*	1,000.00	1,001.20	5.17	1.04
Hypothetical*	1,000.00	1,019.69	5.22	1.04

JPMorgan California Municipal Money Market Fund
Agency
Actual*	1,000.00	1,004.80	1.30	0.26
Hypothetical*	1,000.00	1,023.57	1.31	0.26
Institutional Class
Actual*	1,000.00	1,005.00	1.05	0.21
Hypothetical*	1,000.00	1,023.82	1.06	0.21
Morgan
Actual*	1,000.00	1,003.10	2.94	0.59
Hypothetical*	1,000.00	1,021.93	2.97	0.59
Premier
Actual*	1,000.00	1,003.80	2.24	0.45
Hypothetical*	1,000.00	1,022.63	2.26	0.45
Service
Actual*	1,000.00	1,001.00	5.12	1.03
Hypothetical*	1,000.00	1,019.74	5.17	1.03

JPMorgan New York Municipal Money Market Fund
Agency
Actual*	1,000.00	1,004.80	1.30	0.26
Hypothetical*	1,000.00	1,023.57	1.31	0.26
Institutional Class
Actual*	1,000.00	1,005.00	1.05	0.21
Hypothetical*	1,000.00	1,023.82	1.06	0.21
Morgan
Actual*	1,000.00	1,003.10	2.94	0.59
Hypothetical*	1,000.00	1,021.93	2.97	0.59
Premier
Actual*	1,000.00	1,003.80	2.24	0.45
Hypothetical*	1,000.00	1,022.63	2.26	0.45
Reserve
Actual*	1,000.00	1,002.60	3.49	0.70
Hypothetical*	1,000.00	1,021.38	3.52	0.70
Service
Actual*	1,000.00	1,000.90	5.17	1.04
Hypothetical*	1,000.00	1,019.69	5.22	1.04

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
**

Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 46/366 (to reflect the one-half year period). Commencement of operations was January 15, 2020.

176	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2020

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 29, 2020. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2020. The information necessary to complete your income tax returns for the calendar year ending December 31, 2020 will be provided under separate cover.

Long Term Capital Gain

Each fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 29, 2020 (amounts in thousands):

Long-Term Capital Gain Distribution
JPMorgan 100% U.S. Treasury Securities Money Market Fund	$39
JPMorgan Tax Free Money Market Fund	356
JPMorgan Municipal Money Market Fund	79
JPMorgan California Municipal Money Market Fund	90
JPMorgan New York Municipal Money Market Fund	20

Qualified Interest Income (QII) and Short Term Capital Gain

Each fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 29, 2020 (amounts in thousands):

	Qualified Interest Income	Short-Term Capital Gain
JPMorgan Prime Money Market Fund	$628,367	$45
JPMorgan Liquid Assets Money Market Fund	87,101	14
JPMorgan U.S. Government Money Market Fund	2,820,670	—
JPMorgan U.S. Treasury Plus Money Market Fund	552,405	—
JPMorgan Federal Money Market Fund	51,911	98
JPMorgan 100% U.S. Treasury Securities Money Market Fund	1,071,522	664

Tax-Exempt Income

Each fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income exempt from federal income tax for the fiscal year ended February 29, 2020 (amounts in thousands):

Exempt Distributions Paid
JPMorgan Institutional Tax Free Money Market Fund	$11,791
JPMorgan Tax Free Money Market Fund	159,391
JPMorgan Municipal Money Market Fund	30,383
JPMorgan California Municipal Money Market Fund	4,770
JPMorgan New York Municipal Money Market Fund	21,473

Treasury Income

Each fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 29, 2020:

Income from U.S. Treasury Obligations
JPMorgan Prime Money Market Fund	2.2%
JPMorgan Securities Lending Money Market Fund	2.3
JPMorgan Liquid Assets Money Market Fund	1.8
JPMorgan U.S. Government Money Market Fund	10.7
JPMorgan U.S. Treasury Plus Money Market Fund	37.4
JPMorgan Federal Money Market Fund	22.4
JPMorgan 100% U.S. Treasury Securities Money Market Fund	98.0

FEBRUARY 29, 2020	J.P. MORGAN MONEY MARKET FUNDS	177

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-PORT. Prior to March 31, 2019, each Fund filed a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Form N-PORT and Form N-Q are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2020. All rights reserved. February 2020.	AN-MMKT-220

Annual Report

J.P. Morgan Income Funds

February 29, 2020

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Floating Rate Income Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Income Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Short Duration Core Plus Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.jpmorganfunds.com and you will be notified by mail each time a report is posted and provided with a website to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan) or, if you are a direct investor, by going to www.jpmorganfunds.com/edelivery.

You may elect to receive paper copies of all future reports free of charge. Contact your financial intermediary or, if you invest directly with the Funds, email us at funds.website.support@jpmorganfunds.com or call 1-800-480-4111. Your election to receive paper reports will apply to all funds held within your account(s).

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

April 3, 2020 (Unaudited)

Dear Shareholders,

Amid the unprecedented global response to the COVID-19 pandemic, all of us at J.P. Morgan Asset Management sincerely hope that you and your loved ones are safe and healthy. We continue to closely monitor the situation globally and implement protocols and processes based on recommendations from relevant authorities aimed at protecting our clients, shareholders, employees, businesses and the broader public health.

“Our detailed planning and investments in technology have allowed us to maintain our high level of service to our clients and shareholders and help them navigate the current uncertainty even as our people have transitioned to working from home and ensuring the well-being of their own households.”
— Andrea L. Lisher

We want to assure you that J.P. Morgan Asset Management is deeply committed to protecting and serving our clients and shareholders through this crisis. We regularly plan and exercise against various events and coordinate closely with regulators, vendors and industry parties, among others, striving for seamless and consistent execution. Throughout each year, we test our resiliency capabilities and core functions. Past events, such as hurricanes or other emergencies, have helped to prepare us for rare events, including multi-day outages. Our technology teams and systems employ distributed operating models and our client services have extensive capabilities through multiple global call centers and digital channels.

Our detailed planning and investments in technology have allowed us to maintain our high level of service to our clients and shareholders and help them navigate the current uncertainty even as our people have transitioned to working from home and ensuring the well-being of their own households.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your assets. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	1

J.P. Morgan Income Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

Overall, interest rates declined during the reporting period amid slowing but still positive growth in the U.S. economy. Financial markets largely rallied in the first months of the reporting period, but investor concerns about slowing global economic growth and an increase in U.S.-China trade tensions drove an increase in market volatility and weighed down asset prices toward the middle of the period.

Amid market volatility, investors flocked to longer-dated U.S. Treasury bonds in August, which drove the yields on the 30-year U.S. Treasury bond below 2% for the first time. More notably, yields on 10-year U.S. Treasury bonds fell below yields on two-year U.S. Treasury bonds for the first time since 2007.

By late 2019 and into early 2020, financial markets strengthened on the back of positive developments in U.S.-China trade negotiations. However, in the final weeks of the reporting period those trade concerns were replaced by investor worries about the impact of COVID-19. Global bond and equity markets experienced sharp declines in late February 2020.

U.S. Treasury bonds generally benefitted as investors sought a perceived safe haven amid volatile markets. By the end of the reporting period, demand for 10-year Treasury bonds had pushed their yield to a record low 1.1%, and investment grade bonds outperformed high yield bonds (also known as “junk bonds”). For the twelve months ended February 29, 2020, the Bloomberg Barclays U.S. Aggregate Index returned 11.68%.

2	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

JPMorgan Core Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	11.83%
Bloomberg Barclays U.S. Aggregate Index	11.68%

Net Assets as of 2/29/2020 (In Thousands)	$33,965,334
Duration as of 2/29/2020	6.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2020, the Fund’s Class I Shares outperformed the Bloomberg Barclays U.S. Aggregate Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s longer overall duration was a leading contributor to performance as interest rates fell during the period. Generally, bonds with longer duration will experience a larger increase in price compared with shorter duration bonds when interest rates decline. The Fund’s underweight position in U.S. Treasury bonds, which underperformed other sectors of the bond market during the period, and the Fund’s security selection in corporate bonds also contributed to relative performance.

The Fund’s allocation to agency commercial mortgage-backed securities, which underperformed residential mortgage-backed securities during the period, was a leading detractor from relative performance. The Fund’s overweight allocation to U.S. agency debentures also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the reporting period, the Fund was underweight in U.S. Treasury securities and overweight in commercial mortgage-backed securities and asset-backed securities, relative to the Benchmark.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	27.1%
Corporate Bonds	21.9
Mortgage-Backed Securities	16.3
Asset-Backed Securities	11.0
Collateralized Mortgage Obligations	9.2
Commercial Mortgage-Backed Securities	7.6
U.S. Government Agency Securities	1.7
Others (each less than 1.0%)	0.7
Short-Term Investments	4.5

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2020. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	3

JPMorgan Core Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2020

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 1, 1992
With Sales Charge*		7.38%	2.63%	3.42%
Without Sales Charge		11.55	3.41	3.82
CLASS C SHARES	March 22, 1999
With CDSC**		9.88	2.77	3.16
Without CDSC		10.88	2.77	3.16
CLASS I SHARES	June 1, 1991	11.83	3.65	4.03
CLASS R2 SHARES	November 3, 2008	11.18	3.11	3.53
CLASS R3 SHARES	September 9, 2016	11.38	3.29	3.70
CLASS R4 SHARES	September 9, 2016	11.72	3.54	3.96
CLASS R5 SHARES	May 15, 2006	11.91	3.72	4.13
CLASS R6 SHARES	February 22, 2005	11.99	3.82	4.21

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/10 TO 2/29/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R3 and Class R4 Shares prior to their inception dates are based on the performance of Class I Shares. With respect to Class R3 and Class R4 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Core Bond Fund and the Bloomberg Barclays U.S. Aggregate Index from February 28, 2010 to February 29, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	11.06%
Bloomberg Barclays U.S. Aggregate Index	11.68%

Net Assets as of 2/29/20 (In Thousands)	$15,671,054
Duration as of 2/29/20	6.0 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Plus Bond Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2020, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. Aggregate Index (the “Benchmark”).

The Fund’s underweight allocation to investment grade corporate credit detracted from performance relative to the Benchmark.

The Fund’s out-of-Benchmark allocation to high yield corporate bonds (also known as “junk bonds”) was a leading contributor to performance relative to the Benchmark. The Fund’s overweight positions and security selection in shorter duration securitized credit sectors, including asset-backed securities, commercial mortgage-backed securities and non-agency mortgage-backed securities, also contributed positively to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to take advantage of pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up research to construct, in their view, a portfolio of undervalued fixed income securities. The managers employed a macro-economic analysis to determine asset allocation and positioning on the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

During the reporting period, the Fund’s managers increased the Fund’s overall duration to 5.95 years at February 29, 2020, from 5.79 years at February 28, 2019.

PORTFOLIO COMPOSITION***
Corporate Bonds	25.4%
Mortgage-Backed Securities	17.0
Asset-Backed Securities	15.1
U.S. Treasury Obligations	15.1
Commercial Mortgage-Backed Securities	10.5
Collateralized Mortgage Obligations	5.3
U.S. Government Agency Securities	1.7
Foreign Government Securities	1.4
Others (each less than 1.0%)	0.4
Short-Term Investments	8.1

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2020. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	5

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2020

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
With Sales Charge*		6.53%	2.77%	4.23%
Without Sales Charge		10.74	3.56	4.63
CLASS C SHARES	May 30, 2000
With CDSC**		9.08	2.91	3.96
Without CDSC		10.08	2.91	3.96
CLASS I SHARES	March 5, 1993	11.06	3.85	4.82
CLASS L SHARES	June 19, 2009	11.01	3.83	4.91
CLASS R2 SHARES	November 3, 2008	10.29	3.16	4.22
CLASS R3 SHARES	September 9, 2016	10.59	3.42	4.47
CLASS R4 SHARES	September 9, 2016	10.86	3.67	4.73
CLASS R5 SHARES	September 9, 2016	11.02	3.82	4.81
CLASS R6 SHARES	February 22, 2005	11.25	3.94	5.00

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/10 TO 2/29/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R3, Class R4 and Class R5 Shares prior to their inception dates are based on the performance of Class I Shares. With respect to Class R3, Class R4 and Class R5 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Core Plus Bond Fund and the Bloomberg Barclays U.S. Aggregate Index from February 28, 2010 to February 29, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

JPMorgan Floating Rate Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	1.76%
Credit Suisse Leveraged Loan Index	3.25%
Bloomberg Barclays U.S. Aggregate Index	11.68%

Net Assets as of 2/29/20 (In Thousands)	$1,006,186

INVESTMENT OBJECTIVE**

The JPMorgan Floating Rate Income Fund (the “Fund”) seeks to provide current income with a secondary objective of capital appreciation.

HOW DID THE MARKET PERFORM?

Bond markets in the U.S. largely provided positive returns for the reporting period. For most of the reporting period, equity and bond markets were supported by continued U.S. economic growth, buoyant corporate earnings and reductions in interest rates by the U.S. Federal Reserve.

While financial markets largely rallied in the first months of the reporting period, investor concerns about slowing global growth and increased U.S.-China trade tensions led to spikes in market volatility in May and August. Investors sought longer-dated U.S. Treasury bonds in August, which drove the yields on the 30-year U.S. Treasury bond below 2% for the first time. More notably, yields on 10-year U.S. Treasury bonds fell below yields on two-year U.S. Treasury bonds for the first time since 2007. This yield curve inversion, which has preceded every U.S. economic recession since 1950, put further pressure on financial markets.

While asset prices generally rebounded in the final months of 2019 and into 2020 amid support from leading central banks and an initial U.S.-China agreement to reduce tariffs, by the end of February global equity prices plummeted as the COVID-19 virus was declared a pandemic.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the Credit Suisse Leveraged Loan Index (the “Loan Index”) for the twelve months ended February 29, 2020.

While the Fund invests mostly in loan assignments, its overall security selection in the health care and information technology sectors, including legacy positions in post-Chapter 11 bankruptcy reorganization equity, was a leading detractor from performance relative to the Loan Index. The Fund’s underweight allocation to securities rated CCC and its overweight allocation to cash and cash equivalents and a JPMorgan U.S. money market fund also detracted from relative performance.

The Fund’s investment selection in the media/telecommunications, services and metals/minerals sectors was a leading positive contributor to relative performance. Relative to the Bloomberg Barclays U.S. Aggregate Index, which does not hold loan assignments, the Fund’s allocation to loan assignments detracted from performance.

HOW WAS THE FUND POSITIONED?

Relative to the Loan Index during the twelve month reporting period, the Fund was overweight in securities rated BB and higher and was underweight in securities rated single B and CCC. The Fund’s portfolio managers generally upgraded the credit quality of the portfolio during the reporting period and gained exposure to higher quality loan assignments and bonds, mainly by investing in floating rate loan facilities issued by corporations and, to a lesser extent, in fixed rate short duration corporate debt securities.

PORTFOLIO COMPOSITION***
Loan Assignments	84.3%
Corporate Bonds	7.5
Others (each less than 1.0%)	1.0
Short-Term Investments	7.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2020. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	7

JPMorgan Floating Rate Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2020

	INCEPTION DATE OF CLASS	1 YEAR		5 YEAR	SINCE INCEPTION
CLASS A SHARES	June 1, 2011
With Sales Charge*		(0.76)%		1.82%	2.44%
Without Sales Charge		1.49		2.29	2.89
CLASS C SHARES	June 1, 2011
With CDSC**		0.00	***	1.79	2.38
Without CDSC		1.00		1.79	2.38
CLASS I SHARES	June 1, 2011	1.76		2.55	3.14
CLASS R6 SHARES	October 31, 2013	1.76		2.66	3.22

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.
***	Amount rounds to less than 0.005%.

LIFE OF FUND PERFORMANCE (6/1/11 TO 2/29/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 1, 2011.

Returns for Class R6 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Class I Shares of JPMorgan Floating Rate Income Fund, the Credit Suisse Leveraged Loan Index and the Bloomberg Barclays U.S. Aggregate Index from June 1, 2011 to February 29, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Credit Suisse Leveraged Loan Index and the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the indices, if applicable. The Credit Suisse Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market. The index reflects reinvestment of all distributions and changes in market prices. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

JPMorgan Government Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	10.63%
Bloomberg Barclays U.S. Government Bond Index	12.04%

Net Assets as of 2/29/2020 (In Thousands)	$2,393,855
Duration as of 2/29/2020	5.2 years

INVESTMENT OBJECTIVE**

The JPMorgan Government Bond Fund (the “Fund”) seeks a high level of current income with liquidity and safety of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2020, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. Government Bond Index (“Benchmark”).

Relative to the Benchmark, the Fund’s shorter overall duration was a leading detractor from performance as interest rates fell during the period. Generally, bonds with shorter duration will experience a smaller increase in price compared with longer duration bonds when interest rates decline. The Fund’s underweight allocations to bonds with 20–30 year maturities and its small allocation to U.S. Treasury Inflation Protected Securities also detracted from relative performance.

The Fund’s security selection in agency mortgage-backed securities, particularly in residential mortgage-backed securities, was a leading contributor to relative performance. The Fund’s overweight positions in bonds with 7–10 year maturities and in U.S. agency bonds also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

While the overall duration of the Benchmark increased as the U.S. government issued more long-dated Treasury bonds, the

Fund’s portfolio managers aimed to keep the duration of the Fund within a range of 5.00 to 5.50 years. The portfolio managers also increased the Fund’s allocation to agency commercial mortgage-backed securities to 18.4% at February 29, 2020 from 14.6% at February 28, 2019. The portfolio managers focused on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	26.0%
Collateralized Mortgage Obligations	24.3
Mortgage-Backed Securities	20.6
Commercial Mortgage-Backed Securities	12.8
U.S. Government Agency Securities	8.2
Asset-Backed Securities	1.3
Short-Term Investments	6.8

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2020. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	9

JPMorgan Government Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2020

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
With Sales Charge*		6.31%	2.00%	3.02%
Without Sales Charge		10.43	2.78	3.42
CLASS C SHARES	March 22, 1999
With CDSC**		8.69	2.12	2.71
Without CDSC		9.69	2.12	2.71
CLASS I SHARES	February 8, 1993	10.63	3.05	3.70
CLASS R2 SHARES	November 3, 2008	10.05	2.48	3.14
CLASS R3 SHARES	September 9, 2016	10.23	2.68	3.32
CLASS R4 SHARES	September 9, 2016	10.61	2.93	3.57
CLASS R6 SHARES	August 1, 2016	10.89	3.15	3.75

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/10 TO 2/29/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R3, Class R4 and Class R6 Shares prior to their inception are based on the performance of Class I Shares, the original class offered. Prior performance of Class R3 and Class R4 Shares have been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Government Bond Fund and the Bloomberg Barclays U.S. Government Bond Index from February 28, 2010 to February 29, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays U.S. Government Bond Index is an unmanaged index composed of securities issued by the U.S. Government. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

JPMorgan High Yield Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	5.07%
Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index	6.10%

Net Assets as of 2/29/2020 (In Thousands)	$6,813,572
Duration as of 2/29/2020	4.5 years

INVESTMENT OBJECTIVE**

The JPMorgan High Yield Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2020, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s security selection in the health care, information technology and retail sectors was a leading detractor from performance. The Fund’s underweight allocation to the metals/minerals sector and its security selection in media/telecom and utilities sectors were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers sought to take specific, targeted credit risks based on the portfolio managers’ analysis of favorable risk/reward opportunities, while continuing to build a core portfolio of improving below investment grade investments (also known as “junk bonds” or “high yield bonds.”) In response to relatively narrow spreads between yields on defensive sector and cyclical sector bonds in early 2020, the portfolio managers positioned the portfolio to be overweight in defensive sectors, such as consumer non-cyclical communications, and generally underweight in cyclical sectors, such as basic industry. Also, the portfolio managers positioned the portfolio to be underweight in bonds rated CCC, the lowest-rated credits, in response to relatively narrow spreads in yields between U.S. Treasury bonds and other sectors of the bond market and investor concerns about the duration and strength of the economic expansion.

PORTFOLIO COMPOSITION***
Corporate Bonds	82.9%
Loan Assignments	6.9
Others (each less than 1.0%)	1.3
Short-Term Investments	8.9

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2020. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	11

JPMorgan High Yield Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2020
	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 13, 1998
With Sales Charge*		0.74%	3.05%	5.66%
Without Sales Charge		4.70	3.84	6.07
CLASS C SHARES	March 22, 1999
With CDSC**		3.30	3.31	5.48
Without CDSC		4.30	3.31	5.48
CLASS I SHARES	November 13, 1998	5.07	4.09	6.31
CLASS R2 SHARES	November 3, 2008	4.33	3.50	5.74
CLASS R3 SHARES	August 21, 2017	4.71	3.75	6.01
CLASS R4 SHARES	August 21, 2017	4.97	4.01	6.27
CLASS R5 SHARES	May 15, 2006	5.11	4.14	6.37
CLASS R6 SHARES	February 22, 2005	5.23	4.25	6.44

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/10 TO 2/29/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 14, 2009, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R3 and Class R4 Shares prior to its inception are based on the performance of Class I Shares, the original class offered. With respect to Class R3 and Class R4 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan High Yield Fund and the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index from February 28, 2010 to February 29, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

JPMorgan Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	9.62%
Bloomberg Barclays U.S. Aggregate Index	11.68%

Net Assets as of 2/29/20 (In Thousands)	$6,073,894
Duration as of 2/29/20	4.4 years

INVESTMENT OBJECTIVE**

The JPMorgan Income Fund (the “Fund”) seeks to provide income with a secondary objective of capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund is flexible in its ability to invest in a wide variety of debt securities and financial instruments of any maturity and is not managed to an index. This allows the Fund to shift its allocations based on changing market conditions. For the twelve months ended February 29, 2020, the Fund underperformed the Bloomberg Barclays U.S. Aggregate Index (the “Index”).

Relative to the Index, the Fund’s shorter overall duration detracted from performance as interest rates fell during the reporting period. Generally, bonds with shorter duration will experience a smaller price increase when interest rates rise relative to longer duration bonds. The Fund’s allocation to high yield bonds (also known as “junk bonds”), which were not held in the Index also detracted from relative performance.

The Fund’s allocation to emerging market debt, which was not held in the Index was a leading contributor to relative performance.

During the reporting period, the Fund’s Class I Shares distributed approximately $0.04 per share each month.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund invested opportunistically among multiple debt markets and sectors that the portfolio managers believed had a high potential to produce income. The Fund’s managers sought to manage risk through exposure to debt markets that they believed had low correlations to each other. During the reporting period, the Fund’s managers increased their allocation to agency and non-agency mortgage-backed securities and commercial mortgage backed securities. The managers decreased the Fund’s exposure to high yield bonds and asset backed securities. The Fund’s overall duration decreased to 4.36 years at February 29, 2020 from 4.48 years at February 28, 2019.

PORTFOLIO COMPOSITION***
Corporate Bonds	33.9%
Collateralized Mortgage Obligations	21.1
Asset-Backed Securities	16.8
Commercial Mortgage-Backed Securities	16.5
Foreign Government Securities	6.0
Mortgage-Backed Securities	2.7
Others (each less than 1.0%)	0.3
Short-Term Investments	2.7

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2020. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	13

JPMorgan Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2020

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	June 2, 2014
With Sales Charge*		5.15%	4.04%	3.93%
Without Sales Charge		9.22	4.83	4.63
CLASS C SHARES	June 2, 2014
With CDSC**		7.63	4.27	4.05
Without CDSC		8.63	4.27	4.05
CLASS I SHARES	June 2, 2014	9.62	5.11	4.89
CLASS R6 SHARES	June 2, 2014	9.52	5.13	4.92

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/2/14 TO 2/29/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 2, 2014.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of JPMorgan Income Fund and the Bloomberg Barclays U.S. Aggregate Index from June 2, 2014 to February 29, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	6.57%
Bloomberg Barclays 1–10 Year U.S. TIPS Index	7.86%
Bloomberg Barclays U.S. Intermediate Aggregate Index	8.41%
Inflation Managed Bond Composite Benchmark[1]	6.69%

Net Assets as of 2/29/2020 (In Thousands)	$1,388,382
Duration as of 2/29/2020	3.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Inflation Managed Bond Fund (the “Fund”) seeks to maximize inflation protected total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2020, the Fund’s Class I Shares underperformed the Bloomberg Barclays 1-10 Year U.S. TIPS (Treasury Inflation Protected Securities) Index (the “Index”), the Bloomberg Barclays U.S. Intermediate Aggregate Index and the Inflation Managed Bond Composite Benchmark (the “Composite Benchmark”).

During the reporting period, the Fund’s inflation hedge, which included CPI-U swaps and TIPS, detracted from absolute performance as inflation expectations declined during the reporting period.

Relative to the Index, the Fund’s shorter overall duration was a leading detractor from performance as interest rates fell during the period. Duration measures the price sensitivity of a bond portfolio relative to changes in interest rates. Generally, bonds with shorter duration will experience a smaller increase in price when interest rates fall relative to longer duration bonds. The Fund’s bias toward a steepening yield curve through its overweight allocation in shorter maturities and its underweight allocation to longer maturities also detracted from relative performance as the yield curve flattened during the period. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

Relative to the Composite Benchmark, the Fund’s bias toward a steepening yield curve was a leading detractor from performance. The Fund’s allocation to non-agency mortgage-backed securities also detracted from relative performance as that sector underperformed other fixed-income sectors.

The Fund’s overweight allocation to corporate bonds, which outperformed U.S. Treasury bonds and other fixed income sectors, helped performance relative to the Composite Benchmark. The Fund’s allocation to U.S. agency debt, which outperformed U.S. Treasury bonds, also helped relative performance.

HOW WAS THE FUND POSITIONED?

Among the Fund’s fixed income holdings, the Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

The Fund’s portfolio managers sought to protect the portfolio from inflation risk across maturities. Therefore, the yield curve positioning of the underlying core bonds was used as the general basis for the Fund’s inflation swap positioning.

The Fund’s portfolio managers manage the duration of the inflation protection versus the duration of the underlying bonds to protect the portfolio from actual, realized inflation, as well as from the loss of value that results from an increase in inflation expectations. The inflation protection was actively managed using CPU-I swaps and TIPS. Generally, the swaps were structured so that a counterparty agrees to pay the cumulative percentage change in the U.S. Consumer Price Index for All Urban Consumers over the duration of the swap. In turn, the Fund pays a compounded fixed rate. U.S. Treasury TIPS adjust the principal of the underlying bond so that it increases with inflation as measured by the U.S. Consumer Price Index of All Urban Consumers, and decreases with deflation. At maturity, a TIPS investor is paid either the adjusted or the original principal, whichever is greater.

PORTFOLIO COMPOSITION***
Corporate Bonds	31.0%
U.S. Treasury Obligations	25.9
Commercial Mortgage-Backed Securities	11.2
Asset-Backed Securities	11.2
Mortgage-Backed Securities	8.5
Collateralized Mortgage Obligations	7.4
U.S. Government Agency Securities	1.7
Foreign Government Securities	0.4
Short-Term Investments	2.7

[1]

The Fund’s composite benchmark is determined by adding the performance return of the Bloomberg Barclays Intermediate Government/Credit Index and 80% of the Bloomberg Barclays Inflation Swap 5-year Zero Coupon Index.

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2020. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	15

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2020

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	March 31, 2010
With Sales Charge*		2.41%	1.28%	1.91%
Without Sales Charge		6.39	2.05	2.30
CLASS C SHARES	March 31, 2010
With CDSC**		4.83	1.41	1.64
Without CDSC		5.83	1.41	1.64
CLASS I SHARES	March 31, 2010	6.57	2.21	2.45
CLASS R5 SHARES	March 31, 2010	6.73	2.28	2.52
CLASS R6 SHARES	November 30, 2010	6.84	2.37	2.58

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/31/10 TO 2/29/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 31, 2010.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Inflation Managed Bond Fund, the Bloomberg Barclays 1–10 Year U.S. TIPS Index, the Bloomberg Barclays U.S. Intermediate Aggregate Index and the Inflation Managed Bond Composite Benchmark from March 31, 2010 to February 29, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1–10 Year U.S. TIPS Index and the Bloomberg Barclays U.S. Intermediate Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The Bloomberg Barclays 1–10 Year U.S. TIPS Index represents the performance of intermediate (1–10 year) U.S. Treasury Inflation Protection Securities. The Bloomberg Barclays U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. The Inflation Managed Bond Composite Benchmark is determined by adding the Bloomberg Barclays Intermediate Government/Credit Index and 80% of the Bloomberg Barclays Inflation Swap 5 Year Zero Coupon Index. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

16	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

JPMorgan Limited Duration Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	4.22%
Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index	4.88%

Net Assets as of 2/29/2020 (In Thousands)	$1,297,105
Duration as of 2/29/2020	1.6 years

INVESTMENT OBJECTIVE**

The JPMorgan Limited Duration Bond Fund (the “Fund”) seeks a high level of current income consistent with low volatility of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2020, the Fund’s Class I Shares underperformed the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s shorter overall duration was a leading detractor from performance as interest rates fell during the period. Generally, bonds with shorter duration will experience as smaller increase in price compared with longer duration bonds when interest rates decline. The Fund’s underweight allocation to corporate bonds, which generally outperformed other sectors of the bond market during the period, also detracted from relative performance.

The Fund had no allocation to U.S. Treasury bonds, which contributed to relative performance as U.S. Treasury bonds generally underperformed other sectors of the bond market during the period. The Fund’s security selection in agency mortgage-backed securities, especially residential mortgage-backed securities, and in corporate bonds also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

During the twelve month period, the Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. While the overall duration of the Benchmark increased as the U.S. government issued more long-dated Treasury bonds, the Fund’s portfolio managers aimed to keep the duration of the Fund at 1.5 years. During the reporting period, the Fund’s overall duration increased to 1.58 years at February 29, 2020 from 1.41 years at February 28, 2019.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	37.5%
Asset-Backed Securities	32.3
Corporate Bonds	9.4
Commercial Mortgage-Backed Securities	7.2
Mortgage-Backed Securities	6.2
Short-Term Investments	7.4

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2020. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	17

JPMorgan Limited Duration Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2020

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 10, 1993
With Sales Charge*		1.63%	1.31%	2.56%
Without Sales Charge		3.96	1.77	2.78
CLASS C SHARES	November 1, 2001
With CDSC**		2.49	1.28	2.27
Without CDSC		3.49	1.28	2.27
CLASS I SHARES	February 2, 1993	4.22	2.02	3.04
CLASS R6 SHARES	February 22, 2005	4.53	2.25	3.25

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/10 TO 2/29/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Limited Duration Bond Fund and the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index from February 28, 2010 to February 29, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or sales charges associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays 1–3 Year U.S. Government/

Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

18	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	8.47%
Bloomberg Barclays U.S. MBS Index	7.45%

Net Assets as of 2/29/2020 (In Thousands)	$3,011,909
Duration as of 2/29/2020	2.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Mortgage-Backed Securities Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2020, the Fund’s Class I Shares outperformed the Bloomberg Barclays U.S. MBS Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s longer overall duration was a leading contributor to performance as interest rates fell during the period. Generally, bonds with longer duration will experience greater price appreciation compared with shorter duration bonds when interest rates decline. The Fund’s overweight allocation to bonds with 5–10 year maturities, its security selection in residential mortgage-backed securities and its security selection in non-agency mortgage-backed securities, commercial mortgage-backed securities and mortgage-related asset-backed securities also contributed to relative performance.

The Fund’s allocation to U.S. Treasury bonds, which underperformed other sectors of the bond market during the period, and its allocation to agency commercial mortgage-backed securities, which underperformed other agency mortgage-backed securities, detracted from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Mortgage-Backed Securities	53.4%
Collateralized Mortgage Obligations	19.4
Asset-Backed Securities	12.1
Commercial Mortgage-Backed Securities	8.0
U.S. Treasury Obligations	0.6
Short-Term Investments	6.5

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2020. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	19

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2020

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	August 18, 2000
With Sales Charge*		4.19%	2.46%	3.37%
Without Sales Charge		8.25	3.24	3.77
CLASS C SHARES	July 2, 2012
With CDSC**		6.69	2.72	3.26
Without CDSC		7.69	2.72	3.26
CLASS I SHARES	August 18, 2000	8.47	3.48	4.04
CLASS R6 SHARES	February 22, 2005	8.73	3.65	4.20

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/10 TO 2/29/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class C Shares prior to its inception are based on the performance of Class I Shares, the original class offered. Prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Mortgage-Backed Securities Fund and the Bloomberg Barclays U.S. MBS Index from February 28, 2010 to February 29, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. MBS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index includes fixed-rate and hybrid adjustable rate mortgage (ARM) pass-through securities. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

20	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

JPMorgan Short Duration Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	4.99%
Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index	4.88%

Net Assets as of 2/29/2020 (In Thousands)	$3,129,145
Duration as of 2/29/2020	1.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration Bond Fund (the “Fund”) seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2020, the Fund’s Class I Shares outperformed the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s security selection in corporate bonds was a leading contributor to performance. The Fund’s out-of-Benchmark allocation to agency mortgage-backed securities, particularly residential mortgage-backed securities, and its security selection in asset- backed securities and commercial mortgage-backed securities also contributed to relative performance.

The Fund’s slightly shorter overall duration compared with the Benchmark detracted from relative performance as interest rates fell during the period. Generally, bonds with shorter duration will experience a smaller increase in price compared with longer duration bonds when interest rates decline.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct what they believed to be a portfolio of undervalued fixed income securities. The Fund had an underweight position in U.S. Treasury bonds and held out-of-Benchmark allocations to mortgage-backed securities and asset-backed securities.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	27.3%
Corporate Bonds	23.1
Asset-Backed Securities	22.1
Collateralized Mortgage Obligations	20.4
Mortgage-Backed Securities	5.1
Commercial Mortgage-Backed Securities	0.6
Short-Term Investments	1.4

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2020. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	21

JPMorgan Short Duration Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2020

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge*		2.45%	1.04%	1.04%
Without Sales Charge		4.84	1.50	1.26
CLASS C SHARES	November 1, 2001
With CDSC**		3.26	0.99	0.77
Without CDSC		4.26	0.99	0.77
CLASS I SHARES	September 4, 1990	4.99	1.73	1.51
CLASS R6 SHARES	February 22, 2005	5.12	1.96	1.76

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/10 TO 2/29/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Short Duration Bond Fund and the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index from February 28, 2010 to February 29, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays 1–3 Year U.S. Government/

Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

22	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

JPMorgan Short Duration Core Plus Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	6.31%
Bloomberg Barclays 1–5 Year Government/Credit Index	6.36%

Net Assets as of 2/29/2020 (In Thousands)	$3,821,712
Duration as of 2/29/2020	2.6 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration Core Plus Fund (the “Fund”) seeks total return, consistent with preservation of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2020, the Fund underperformed the Bloomberg Barclays 1–5 Year Government/Credit Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s out-of-Benchmark allocation to emerging markets debt, while small, was the leading detractor from performance.

The Fund’s out-of-Benchmark allocations to high yield bonds (also known as “junk bonds”), asset-backed securities, commercial mortgage-backed securities and agency mortgage-backed securities were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to take advantage of pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up research to construct, in their view, a portfolio of undervalued fixed income securities. The managers employ a macro-economic analysis to determine asset allocation and positioning on the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

During the reporting period, the Fund’s managers increased the Fund’s overall duration to 2.64 years at February 29, 2020 from 2.54 years at February 28, 2019.

PORTFOLIO COMPOSITION***
Corporate Bonds	33.1%
U.S. Treasury Obligations	17.2
Collateralized Mortgage Obligations	14.8
Mortgage-Backed Securities	11.5
Asset-Backed Securities	11.4
Commercial Mortgage-Backed Securities	8.5
Foreign Government Securities	0.9
Short-Term Investments	2.6

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2020. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	23

JPMorgan Short Duration Core Plus Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2020 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2020

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	March 1, 2013
With Sales Charge*		3.64%	2.98%	2.88%
Without Sales Charge		6.07	3.44	3.22
CLASS C SHARES	March 1, 2013
With CDSC**		4.45	2.91	2.69
Without CDSC		5.45	2.91	2.69
CLASS I SHARES	March 1, 2013	6.31	3.68	3.47
CLASS R6 SHARES	March 1, 2013	6.42	3.79	3.59

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/1/13 TO 2/29/20)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 29, 2017 (the “Effective Date”), the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund were managed using the current strategies.

The Fund commenced operations on March 1, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Short Duration Core Plus Fund and the Bloomberg Barclays 1-5 Year Government/Credit Index from March 1, 2013 to February 29, 2020. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1-5 Year Government/Credit Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Barclays 1-5 Year Government/Credit Index includes the Government and Credit portions of the Barclays Aggregate for securities of 1-5 year maturities. The Government portion includes treasuries and agencies. The Credit portion includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

24	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 27.3%

U.S. Treasury Bonds

8.75%, 8/15/2020	154,785	159,936

8.13%, 5/15/2021	14,932	16,191

8.00%, 11/15/2021	9,475	10,597

2.75%, 8/15/2042	112,100	136,180

2.75%, 11/15/2042	50,000	60,748

3.13%, 2/15/2043	18,180	23,415

2.88%, 5/15/2043	298,860	370,633

3.63%, 8/15/2043	198,140	275,430

3.75%, 11/15/2043	419,249	594,154

3.63%, 2/15/2044	222,265	309,782

3.00%, 11/15/2044	7,821	9,934

2.50%, 2/15/2045	113,600	132,748

2.88%, 8/15/2045	101,060	126,199

2.25%, 8/15/2046	339,932	381,454

3.00%, 2/15/2048	78,220	101,484

3.13%, 5/15/2048	43,243	57,444

2.88%, 5/15/2049	12,946	16,587

2.25%, 8/15/2049	180,150	204,773

2.38%, 11/15/2049	10,660	12,443

U.S. Treasury Inflation Indexed Bonds

1.75%, 1/15/2028	2,100	2,983

3.63%, 4/15/2028	9,066	18,937

2.50%, 1/15/2029	3,587	5,350

U.S. Treasury Inflation Indexed Notes 0.13%, 1/15/2022	22,231	25,410

U.S. Treasury Notes

1.38%, 4/30/2020	5,941	5,940

1.50%, 5/15/2020	15,000	15,001

1.38%, 5/31/2020	10,000	9,998

2.63%, 8/15/2020	215,991	217,316

2.63%, 8/31/2020	5,000	5,032

2.63%, 11/15/2020	34,504	34,857

2.00%, 11/30/2020	2,500	2,516

2.38%, 12/31/2020	8,295	8,380

3.63%, 2/15/2021	80,000	81,913

2.63%, 5/15/2021	19,679	20,054

1.13%, 9/30/2021	125,620	125,919

2.88%, 10/15/2021	100,000	103,066

1.25%, 10/31/2021	150,000	150,727

1.75%, 11/30/2021	70,000	70,982

1.88%, 11/30/2021	76,000	77,238

1.75%, 2/28/2022	202,070	205,417

1.63%, 8/31/2022	150,000	152,719

2.00%, 10/31/2022	13,000	13,380

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

1.75%, 1/31/2023	70,000	71,736

1.50%, 2/28/2023	210,000	213,798

1.75%, 5/15/2023	133,400	137,011

2.75%, 5/31/2023	187,366	198,462

1.38%, 8/31/2023	20,000	20,327

2.75%, 2/15/2024	25,000	26,785

2.13%, 2/29/2024	4,955	5,190

2.50%, 5/15/2024	2,000	2,130

2.13%, 9/30/2024	25,000	26,341

2.25%, 11/15/2024	3,021	3,204

1.75%, 12/31/2024	183,232	190,361

2.00%, 2/15/2025	155,000	162,986

2.88%, 4/30/2025	4,925	5,403

2.13%, 5/15/2025	100,000	105,961

2.88%, 5/31/2025	40,158	44,105

2.00%, 8/15/2025	141,304	149,032

2.25%, 11/15/2025	110,049	117,765

2.00%, 11/15/2026	10,000	10,622

1.75%, 12/31/2026	166,942	174,722

2.88%, 5/15/2028	7,030	8,016

1.75%, 11/15/2029	24,130	25,478

U.S. Treasury STRIPS Bonds

3.60%, 8/15/2020 (a)	185,487	184,507

2.23%, 2/15/2021 (a)	226,400	224,131

2.02%, 5/15/2021 (a)	109,802	108,505

2.98%, 8/15/2021 (a)	108,421	106,903

3.37%, 11/15/2021 (a)	86,969	85,560

2.66%, 2/15/2022 (a)	261,248	256,377

2.62%, 5/15/2022 (a)	149,456	146,380

3.17%, 8/15/2022 (a)	42,105	41,160

2.89%, 11/15/2022 (a)	171,800	167,596

3.23%, 2/15/2023 (a)	254,322	247,593

2.99%, 5/15/2023 (a)	277,105	268,804

2.44%, 8/15/2023 (a)	152,910	148,015

2.63%, 11/15/2023 (a)	30,767	29,677

2.12%, 2/15/2024 (a)	117,209	112,769

2.87%, 5/15/2024 (a)	67,278	64,541

3.07%, 8/15/2024 (a)	51,591	49,359

4.70%, 11/15/2024 (a)	33,200	31,694

6.31%, 2/15/2025 (a)	6,601	6,284

2.09%, 8/15/2025 (a)	10,990	10,400

5.07%, 2/15/2026 (a)	6,700	6,296

5.18%, 5/15/2026 (a)	24,999	23,382

5.33%, 11/15/2031 (a)	33,421	28,443

4.35%, 2/15/2032 (a)	38,866	32,916

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	25

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued

3.74%, 5/15/2032 (a)	196,297	165,393

3.31%, 8/15/2032 (a)	199,800	167,558

3.50%, 11/15/2032 (a)	172,788	144,136

3.81%, 2/15/2033 (a)	36,300	30,136

3.97%, 5/15/2033 (a)	108,105	89,332

5.48%, 8/15/2033 (a)	24,963	20,530

6.16%, 11/15/2033 (a)	33,709	27,573

3.18%, 2/15/2034 (a)	121,891	99,302

4.21%, 5/15/2034 (a)	28,525	23,117

2.32%, 2/15/2041 (a)	75,000	52,652

2.37%, 11/15/2041 (a)	46,050	31,855

Total U.S. Treasury Obligations (Cost $8,398,412)		9,285,578

Corporate Bonds — 22.1%

Aerospace & Defense — 0.3%

Airbus Finance BV (France) 2.70%, 4/17/2023 (b)	3,267	3,405

Airbus SE (France)

3.15%, 4/10/2027 (b)	4,909	5,332

3.95%, 4/10/2047 (b)	1,046	1,298

BAE Systems Holdings, Inc. (United Kingdom) 3.80%, 10/7/2024 (b)	5,000	5,453

BAE Systems plc (United Kingdom) 5.80%, 10/11/2041 (b)	2,500	3,529

Boeing Co. (The) 3.95%, 8/1/2059	11,480	12,569

L3Harris Technologies, Inc.

3.83%, 4/27/2025	7,570	8,339

4.85%, 4/27/2035	1,918	2,379

Lockheed Martin Corp. 4.50%, 5/15/2036	7,200	9,135

Northrop Grumman Corp.

3.20%, 2/1/2027 (c)	5,364	5,769

3.25%, 1/15/2028	1,700	1,841

Precision Castparts Corp. 3.25%, 6/15/2025	5,751	6,165

Rockwell Collins, Inc.

3.20%, 3/15/2024	2,992	3,182

4.35%, 4/15/2047	1,161	1,492

United Technologies Corp.

6.70%, 8/1/2028	701	944

6.05%, 6/1/2036	4,095	5,819

4.50%, 6/1/2042	13,927	17,737

4.15%, 5/15/2045	4,246	5,156

3.75%, 11/1/2046	7,060	8,119

4.63%, 11/16/2048 (c)	6,375	8,561

		116,224

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Airlines — 0.0% (d)

Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 10/29/2024 (c)	3,878	4,187

Automobiles — 0.1%

BMW US Capital LLC (Germany) 2.25%, 9/15/2023 (b)	5,568	5,673

Daimler Finance North America LLC (Germany)

2.25%, 3/2/2020 (b)	2,089	2,089

2.00%, 7/6/2021 (b)	1,250	1,255

3.35%, 2/22/2023 (b) (c)	5,000	5,214

3.30%, 5/19/2025 (b)	1,200	1,266

Hyundai Capital America 3.00%, 3/18/2021 (b) (c)	7,600	7,691

Kia Motors Corp. (South Korea) 2.63%, 4/21/2021 (b)	904	912

		24,100

Banks — 4.7%

ABN AMRO Bank NV (Netherlands)

2.45%, 6/4/2020 (b)	9,759	9,781

4.75%, 7/28/2025 (b)	7,879	8,769

AIB Group plc (Ireland) 4.75%, 10/12/2023 (b)	13,710	14,921

ANZ New Zealand Int’l Ltd. (New Zealand)

2.85%, 8/6/2020 (b)	3,016	3,034

2.75%, 1/22/2021 (b) (c)	3,435	3,480

3.45%, 1/21/2028 (b)	2,000	2,171

2.55%, 2/13/2030 (b) (c)	19,875	20,398

ASB Bank Ltd. (New Zealand)

3.75%, 6/14/2023 (b)	1,700	1,822

3.13%, 5/23/2024 (b)	13,905	14,739

Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b) (c)	1,834	2,079

Banco Santander SA (Spain) 3.13%, 2/23/2023	5,000	5,193

Bank of America Corp.

(ICE LIBOR USD 3 Month + 0.66%), 2.37%, 7/21/2021 (e)	2,530	2,537

(ICE LIBOR USD 3 Month + 0.63%), 3.50%, 5/17/2022 (e)	10,294	10,523

2.50%, 10/21/2022	6,212	6,312

(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (e)	6,248	6,409

(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (e)	10,925	11,218

(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (e)	20,618	21,366

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (e)	1,890	1,990

(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (e)	530	567

4.00%, 1/22/2025 (c)	18,371	20,015

Series L, 3.95%, 4/21/2025	8,782	9,585

(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (e)	1,840	1,932

(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (e)	5,215	5,576

4.45%, 3/3/2026	5,041	5,690

4.25%, 10/22/2026	6,055	6,760

3.25%, 10/21/2027	20,908	22,461

(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (e)	10,025	10,975

(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (e)	27,187	29,376

(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (e)	26,230	29,512

(ICE LIBOR USD 3 Month + 1.21%), 3.97%, 2/7/2030 (e)	22,913	25,974

(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (e)	13,840	14,053

(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040 (c) (e)	21,670	25,377

(ICE LIBOR USD 3 Month + 1.52%), 4.33%, 3/15/2050 (e)	5,380	6,889

Bank of Montreal (Canada)

Series E, 3.30%, 2/5/2024 (c)	8,700	9,266

(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (c) (e)	5,021	5,412

Bank of New Zealand (New Zealand) 3.50%, 2/20/2024 (b)	6,160	6,632

Bank of Nova Scotia (The) (Canada)

3.40%, 2/11/2024	5,930	6,301

4.50%, 12/16/2025	5,835	6,592

Barclays plc (United Kingdom)

3.65%, 3/16/2025 (c)	15,214	16,141

5.20%, 5/12/2026	3,000	3,346

BNP Paribas SA (France)

3.50%, 3/1/2023 (b)	3,000	3,155

3.38%, 1/9/2025 (b)	6,025	6,413

(SOFR + 1.51%), 3.05%, 1/13/2031 (b) (e)	18,020	18,480

BNZ International Funding Ltd. (New Zealand)

2.10%, 9/14/2021 (b)	4,300	4,347

2.65%, 11/3/2022 (b)	3,708	3,834

3.38%, 3/1/2023 (b) (c)	4,500	4,758

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Capital One Bank USA NA 3.38%, 2/15/2023	9,474	9,912

Citigroup, Inc.

2.70%, 3/30/2021 (c)	8,395	8,484

2.75%, 4/25/2022 (c)	12,240	12,520

(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (c) (e)	6,399	6,560

3.88%, 3/26/2025	3,077	3,327

(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (e)	6,470	6,850

4.40%, 6/10/2025	13,411	14,924

3.40%, 5/1/2026	6,100	6,596

4.30%, 11/20/2026	6,200	6,864

4.45%, 9/29/2027	1,491	1,685

6.63%, 1/15/2028	3,363	4,384

(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (e)	18,453	20,212

(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (e)	5,000	5,410

(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (e)	20,900	23,653

(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (e)	3,330	3,880

8.13%, 7/15/2039	1,424	2,470

5.30%, 5/6/2044	698	924

4.75%, 5/18/2046	6,570	8,288

4.65%, 7/23/2048	12,389	16,403

Citizens Bank NA 3.70%, 3/29/2023 (c)	9,645	10,276

Citizens Financial Group, Inc. 2.38%, 7/28/2021	1,590	1,606

Comerica, Inc. 4.00%, 2/1/2029	8,910	10,096

Commonwealth Bank of Australia (Australia)

2.00%, 9/6/2021 (b) (c)	4,035	4,076

3.45%, 3/16/2023 (b)	8,740	9,272

4.50%, 12/9/2025 (b)	4,920	5,530

2.85%, 5/18/2026 (b)	7,040	7,467

3.74%, 9/12/2039 (b)	10,835	11,652

Cooperatieve Rabobank UA (Netherlands)

3.88%, 2/8/2022	11,498	12,038

4.38%, 8/4/2025	7,101	7,885

3.75%, 7/21/2026	8,564	9,289

5.80%, 9/30/2110 (b)	3,139	5,484

Credit Agricole SA (France)

3.75%, 4/24/2023 (b)	3,800	4,031

4.38%, 3/17/2025 (b)	4,405	4,809

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	27

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Credit Suisse Group Funding Guernsey Ltd. (Switzerland)

2.75%, 3/26/2020	1,764	1,765

3.80%, 6/9/2023 (c)	8,035	8,537

3.75%, 3/26/2025	5,499	5,945

Danske Bank A/S (Denmark)

2.00%, 9/8/2021 (b)	4,287	4,319

2.70%, 3/2/2022 (b)	4,254	4,340

Discover Bank

3.35%, 2/6/2023 (c)	2,185	2,291

4.20%, 8/8/2023 (c)	5,100	5,483

4.25%, 3/13/2026	8,109	9,105

Fifth Third Bancorp

3.65%, 1/25/2024	8,495	9,104

3.95%, 3/14/2028	6,740	7,707

HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021 (b) (c)	8,968	9,216

HSBC Holdings plc (United Kingdom)

2.65%, 1/5/2022	20,855	21,232

4.00%, 3/30/2022	6,779	7,088

(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (e)	8,997	9,280

4.25%, 3/14/2024	6,038	6,491

(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (e)	12,403	13,205

4.25%, 8/18/2025	4,932	5,341

4.38%, 11/23/2026	3,162	3,436

(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (e)	9,677	10,602

7.63%, 5/17/2032	8,416	11,778

Industrial & Commercial Bank of China Ltd. (China) 2.45%, 10/20/2021	6,900	6,973

ING Groep NV (Netherlands)

4.10%, 10/2/2023	16,700	18,070

3.95%, 3/29/2027	2,572	2,881

KeyBank NA 3.18%, 5/22/2022	4,225	4,367

KeyCorp 4.15%, 10/29/2025	4,755	5,342

Lloyds Bank plc (United Kingdom) 2.40%, 3/17/2020	7,500	7,503

Lloyds Banking Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (e)	6,788	6,951

4.45%, 5/8/2025	6,285	7,018

4.58%, 12/10/2025	4,700	5,137

4.38%, 3/22/2028	6,745	7,553

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Mitsubishi UFJ Financial Group, Inc. (Japan)

2.95%, 3/1/2021	3,453	3,496

3.00%, 2/22/2022	2,713	2,788

3.76%, 7/26/2023	20,300	21,698

2.53%, 9/13/2023	3,463	3,585

3.41%, 3/7/2024	13,065	13,871

2.19%, 2/25/2025	15,300	15,462

3.75%, 7/18/2039	10,875	12,699

Mizuho Financial Group, Inc. (Japan)

2.63%, 4/12/2021 (b) (c)	4,462	4,516

2.95%, 2/28/2022	1,449	1,489

(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (e)	11,850	11,952

3.17%, 9/11/2027	4,000	4,310

(ICE LIBOR USD 3 Month + 1.31%), 2.87%, 9/13/2030 (c) (e)	11,274	11,722

MUFG Bank Ltd. (Japan) 2.30%, 3/5/2020 (b)	1,000	1,000

National Australia Bank Ltd. (Australia)

3.38%, 1/14/2026	13,717	14,912

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (b) (e)	16,395	17,919

NatWest Markets plc (United Kingdom) 3.63%, 9/29/2022 (b) (c)	13,215	13,865

Nordea Bank Abp (Finland) 4.25%, 9/21/2022 (b)	7,408	7,907

Regions Financial Corp.

2.75%, 8/14/2022 (c)	3,338	3,428

3.80%, 8/14/2023 (c)	5,226	5,625

Royal Bank of Canada (Canada) 4.65%, 1/27/2026 (c)	5,585	6,458

Royal Bank of Scotland Group plc (United Kingdom)

3.88%, 9/12/2023	6,150	6,541

(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (e)	2,780	2,988

(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (c) (e)	5,845	6,301

(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (e)	2,270	2,643

(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (e)	10,470	11,951

Santander UK Group Holdings plc (United Kingdom)

3.57%, 1/10/2023	6,200	6,391

4.75%, 9/15/2025 (b) (c)	6,200	6,849

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Societe Generale SA (France)

3.88%, 3/28/2024 (b) (c)	14,005	15,015

2.63%, 1/22/2025 (b)	23,000	23,438

4.25%, 4/14/2025 (b)	5,280	5,665

3.00%, 1/22/2030 (b)	28,435	28,895

SouthTrust Bank 7.69%, 5/15/2025	2,197	2,740

Standard Chartered plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (b) (c) (e)	10,305	10,714

5.20%, 1/26/2024 (b) (c)	5,291	5,796

(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (b) (e)	3,200	3,357

(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (b) (e)	9,000	9,173

(ICE LIBOR USD 3 Month + 1.91%), 4.30%, 5/21/2030 (b) (c) (e)	8,180	9,156

(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (b) (e)	2,000	2,236

Sumitomo Mitsui Financial Group, Inc. (Japan)

2.44%, 10/19/2021	3,620	3,676

2.85%, 1/11/2022 (c)	8,755	8,977

2.78%, 10/18/2022	4,110	4,240

3.10%, 1/17/2023 (c)	9,971	10,403

3.94%, 10/16/2023	14,575	15,758

4.44%, 4/2/2024 (b)	1,246	1,353

2.63%, 7/14/2026	6,102	6,307

3.01%, 10/19/2026	2,517	2,659

3.04%, 7/16/2029	18,710	19,913

Svenska Handelsbanken AB (Sweden) 3.90%, 11/20/2023	5,938	6,448

Swedbank AB (Sweden) 2.20%, 3/4/2020 (b)	4,360	4,360

Toronto-Dominion Bank (The) (Canada)

2.13%, 4/7/2021	1,501	1,511

3.25%, 3/11/2024 (c)	5,000	5,333

2.65%, 6/12/2024 (c)	10,135	10,646

Truist Bank 3.30%, 5/15/2026	7,380	7,975

Truist Financial Corp.

2.63%, 6/29/2020	6,000	6,015

2.90%, 3/3/2021	2,637	2,665

2.70%, 1/27/2022	3,062	3,129

4.00%, 5/1/2025	4,143	4,592

United Overseas Bank Ltd. (Singapore) 3.20%, 4/23/2021 (b)	5,275	5,375

US Bancorp

Series V, 2.63%, 1/24/2022 (c)	3,191	3,265

3.38%, 2/5/2024 (c)	3,430	3,673

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

7.50%, 6/1/2026	1,256	1,652

Series X, 3.15%, 4/27/2027	1,924	2,106

US Bank NA 2.80%, 1/27/2025	6,833	7,240

Wells Fargo & Co.

3.50%, 3/8/2022	8,071	8,387

3.07%, 1/24/2023	27,889	28,658

3.75%, 1/24/2024	9,465	10,178

3.30%, 9/9/2024	10,308	11,017

3.00%, 4/22/2026	10,654	11,286

4.10%, 6/3/2026	5,921	6,533

(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (e)	23,245	24,792

4.30%, 7/22/2027 (c)	2,925	3,291

5.38%, 11/2/2043	2,755	3,638

4.65%, 11/4/2044	11,097	13,503

4.40%, 6/14/2046	4,816	5,690

4.75%, 12/7/2046	5,184	6,512

Wells Fargo Bank NA 5.85%, 2/1/2037 (c)	1,720	2,390

Westpac Banking Corp. (Australia)

2.00%, 3/3/2020 (b)	6,405	6,405

2.85%, 5/13/2026	7,700	8,118

(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (e)	5,855	6,423

		1,595,721

Beverages — 0.5%

Anheuser-Busch Cos. LLC (Belgium)

4.70%, 2/1/2036	33,310	39,676

4.90%, 2/1/2046	20,399	25,206

Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	1,460	1,749

Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.75%, 1/23/2029	7,240	8,556

4.38%, 4/15/2038	13,419	15,425

4.44%, 10/6/2048	19,858	23,157

4.75%, 4/15/2058	9,838	11,893

5.80%, 1/23/2059 (c)	605	855

Coca-Cola Femsa SAB de CV (Mexico) 2.75%, 1/22/2030	13,140	13,836

Constellation Brands, Inc.

4.40%, 11/15/2025	4,444	5,026

5.25%, 11/15/2048	3,091	4,040

Diageo Capital plc (United Kingdom) 4.83%, 7/15/2020	2,493	2,523

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	29

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Beverages — continued

Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	4,484	5,181

Keurig Dr Pepper, Inc.

3.13%, 12/15/2023	6,900	7,252

4.42%, 5/25/2025	2,714	3,046

3.43%, 6/15/2027	2,015	2,151

4.99%, 5/25/2038 (c)	3,920	4,726

4.42%, 12/15/2046	3,746	4,373

5.09%, 5/25/2048 (c)	4,164	5,293

		183,964

Biotechnology — 0.3%

AbbVie, Inc.

3.20%, 11/21/2029 (b)	27,601	29,112

4.50%, 5/14/2035	15,614	18,449

4.05%, 11/21/2039 (b) (c)	16,908	18,675

4.40%, 11/6/2042	1,000	1,151

4.45%, 5/14/2046	2,145	2,472

4.25%, 11/21/2049 (b) (c)	10,194	11,492

Baxalta, Inc.

3.60%, 6/23/2022	999	1,039

5.25%, 6/23/2045 (c)	327	459

		82,849

Building Products — 0.0% (d)

Johnson Controls International plc 3.75%, 12/1/2021	99	102

Masco Corp. 6.50%, 8/15/2032	10,095	13,269

		13,371

Capital Markets — 2.0%

Bank of New York Mellon Corp. (The)

2.05%, 5/3/2021	2,020	2,035

(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (e)	17,875	18,300

2.20%, 8/16/2023 (c)	3,110	3,187

3.25%, 9/11/2024	3,800	4,083

2.80%, 5/4/2026	1,043	1,108

Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	3,107	3,802

Brookfield Finance, Inc. (Canada)

3.90%, 1/25/2028	3,664	4,059

4.85%, 3/29/2029	5,160	6,111

4.70%, 9/20/2047	5,253	6,499

Charles Schwab Corp. (The)

3.23%, 9/1/2022	1,435	1,503

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued

3.20%, 3/2/2027 (c)	5,710	6,221

3.20%, 1/25/2028 (c)	1,270	1,384

CME Group, Inc. 3.00%, 3/15/2025	5,537	5,895

Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	4,326	4,648

Credit Suisse Group AG (Switzerland)

3.57%, 1/9/2023 (b)	10,753	11,118

(SOFR + 1.56%), 2.59%, 9/11/2025 (b) (e)	6,850	6,993

4.28%, 1/9/2028 (b) (c)	12,016	13,346

(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (b) (e)	2,991	3,251

Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (b)	5,276	5,434

Deutsche Bank AG (Germany)

4.25%, 10/14/2021	13,886	14,329

3.30%, 11/16/2022 (c)	6,440	6,610

FMR LLC 6.45%, 11/15/2039 (b)	2,242	3,429

Goldman Sachs Group, Inc. (The)

5.38%, 3/15/2020	14,150	14,167

3.00%, 4/26/2022	12,883	13,072

(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (e)	16,417	16,742

(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (e)	30,650	31,468

(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (e)	11,501	11,815

3.50%, 1/23/2025	5,018	5,364

3.75%, 5/22/2025	22,195	24,021

(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (e)	13,398	14,171

4.25%, 10/21/2025	10,573	11,549

3.50%, 11/16/2026	15,775	16,961

3.85%, 1/26/2027	18,677	20,528

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (e)	13,876	15,170

6.75%, 10/1/2037	1,435	2,056

(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039 (e)	16,126	19,185

4.80%, 7/8/2044 (c)	10,390	13,286

Intercontinental Exchange, Inc. 4.00%, 10/15/2023	5,021	5,386

Invesco Finance plc

4.00%, 1/30/2024	3,914	4,281

3.75%, 1/15/2026	2,510	2,793

Jefferies Group LLC 6.45%, 6/8/2027	3,725	4,491

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Capital Markets — continued

Macquarie Bank Ltd. (Australia) 4.00%, 7/29/2025 (b)	6,300	6,926

Macquarie Group Ltd. (Australia)

6.25%, 1/14/2021 (b)	9,649	10,031

(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (b) (c) (e)	10,050	11,033

(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (b) (e)	22,700	27,272

Morgan Stanley

5.50%, 7/24/2020	3,130	3,176

5.75%, 1/25/2021	6,509	6,741

2.75%, 5/19/2022	2,000	2,055

3.13%, 1/23/2023	10,000	10,434

3.75%, 2/25/2023	20,743	22,076

4.10%, 5/22/2023	9,880	10,562

(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (e)	16,852	17,898

3.70%, 10/23/2024	7,335	7,976

4.00%, 7/23/2025	21,227	23,569

5.00%, 11/24/2025	9,322	10,757

3.88%, 1/27/2026	10,005	11,065

3.13%, 7/27/2026	2,254	2,402

4.35%, 9/8/2026	1,640	1,836

3.63%, 1/20/2027	17,528	19,237

(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (e)	13,333	14,594

(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (e)	7,397	8,201

(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (e)	10,600	12,912

4.30%, 1/27/2045	7,560	9,289

Nomura Holdings, Inc. (Japan)

6.70%, 3/4/2020	2,610	2,610

2.65%, 1/16/2025	11,898	12,221

Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (e)	2,762	2,983

State Street Corp. 3.10%, 5/15/2023	3,191	3,347

UBS Group AG (Switzerland)

3.49%, 5/23/2023 (b)	7,735	8,041

(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (b) (e)	2,156	2,209

4.13%, 9/24/2025 (b)	2,500	2,786

(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (b) (c) (e)	6,470	6,861

		670,951

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — 0.2%

Air Liquide Finance SA (France) 2.25%, 9/27/2023 (b) (c)	4,179	4,294

Albemarle Corp. 5.45%, 12/1/2044 (c)	3,800	4,827

Dow Chemical Co. (The) 3.00%, 11/15/2022	5,954	6,211

DuPont de Nemours, Inc. 5.32%, 11/15/2038	3,778	4,597

Ecolab, Inc. 3.25%, 1/14/2023 (c)	3,636	3,823

International Flavors & Fragrances, Inc.

4.45%, 9/26/2028 (c)	3,786	4,341

5.00%, 9/26/2048	4,346	5,119

Nutrien Ltd. (Canada)

4.13%, 3/15/2035	6,522	7,246

5.25%, 1/15/2045	4,962	6,227

5.00%, 4/1/2049 (c)	4,150	5,165

Sherwin-Williams Co. (The) 3.13%, 6/1/2024	2,788	2,963

Union Carbide Corp.

7.50%, 6/1/2025	5,426	6,739

7.75%, 10/1/2096	5,919	9,009

		70,561

Commercial Services & Supplies — 0.0% (d)

Waste Management, Inc. 3.45%, 6/15/2029	6,545	7,215

Construction & Engineering — 0.0% (d)

Mexico City Airport Trust (Mexico) 5.50%, 7/31/2047 (b)	1,048	1,136

Construction Materials — 0.1%

CRH America, Inc. (Ireland)

3.88%, 5/18/2025 (b)	2,811	3,105

5.13%, 5/18/2045 (b) (c)	6,052	7,778

Martin Marietta Materials, Inc. 3.45%, 6/1/2027	5,785	6,221

		17,104

Consumer Finance — 0.5%

AerCap Ireland Capital DAC (Ireland)

3.30%, 1/23/2023 (c)	3,849	3,975

3.50%, 1/15/2025 (c)	3,800	3,968

4.45%, 4/3/2026	7,660	8,372

American Express Co. 3.40%, 2/27/2023	4,100	4,315

American Express Credit Corp. 2.38%, 5/26/2020	7,590	7,597

American Honda Finance Corp.

2.90%, 2/16/2024	5,285	5,554

2.30%, 9/9/2026 (c)	1,185	1,232

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	31

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Consumer Finance — continued

Avolon Holdings Funding Ltd. (Ireland)

3.95%, 7/1/2024 (b)	7,840	8,156

4.38%, 5/1/2026 (b)	5,010	5,334

Capital One Financial Corp.

3.75%, 4/24/2024	5,797	6,212

3.20%, 2/5/2025	6,093	6,444

4.20%, 10/29/2025	3,000	3,256

3.75%, 7/28/2026 (c)	7,424	7,954

Caterpillar Financial Services Corp.

2.85%, 6/1/2022 (c)	3,873	3,992

3.25%, 12/1/2024	2,070	2,225

2.40%, 8/9/2026 (c)	5,040	5,264

General Motors Financial Co., Inc.

3.45%, 1/14/2022 (c)	2,097	2,146

3.45%, 4/10/2022 (c)	7,227	7,410

3.70%, 5/9/2023	8,201	8,519

3.95%, 4/13/2024	12,220	12,895

3.50%, 11/7/2024 (c)	7,535	7,819

4.00%, 1/15/2025	7,665	8,110

4.35%, 4/9/2025 (c)	9,605	10,279

4.30%, 7/13/2025	5,275	5,591

4.35%, 1/17/2027	2,007	2,135

HSBC Finance Corp. 7.63%, 5/17/2032	9,000	11,549

John Deere Capital Corp. 2.25%, 9/14/2026 (c)	10,305	10,718

Park Aerospace Holdings Ltd. (Ireland) 5.25%, 8/15/2022 (b)	1,635	1,740

		172,761

Containers & Packaging — 0.1%

International Paper Co. 8.70%, 6/15/2038	2,650	4,248

WRKCo, Inc.

3.00%, 9/15/2024 (c)	920	966

3.75%, 3/15/2025 (c)	7,570	8,189

3.90%, 6/1/2028	2,870	3,161

		16,564

Diversified Consumer Services — 0.1%

Pepperdine University Series 2020, 3.30%, 12/1/2059	9,620	11,101

President & Fellows of Harvard College 3.30%, 7/15/2056	8,351	10,051

University of Southern California Series A, 3.23%, 10/1/2120	9,370	10,505

		31,657

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Financial Services — 0.7%

CK Hutchison International Ltd. (United Kingdom)

1.88%, 10/3/2021 (b)	4,160	4,178

2.75%, 10/3/2026 (b)	6,500	6,795

3.63%, 4/11/2029 (b) (c)	9,685	10,835

GE Capital International Funding Co. Unlimited Co.

2.34%, 11/15/2020	51,979	52,121

4.42%, 11/15/2035 (c)	52,907	60,414

GTP Acquisition Partners I LLC

2.35%, 6/15/2020 (b)	10,258	10,303

3.48%, 6/16/2025 (b)	11,667	12,451

Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (b)	3,907	4,064

Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)

2.65%, 9/19/2022 (b) (c)	4,255	4,338

3.56%, 2/28/2024 (b)	8,350	8,833

National Rural Utilities Cooperative Finance Corp. 2.95%, 2/7/2024	2,585	2,730

ORIX Corp. (Japan)

2.90%, 7/18/2022	3,775	3,883

3.70%, 7/18/2027 (c)	4,000	4,401

Private Export Funding Corp.

Series EE, 2.80%, 5/15/2022	10,700	11,088

Series KK, 3.55%, 1/15/2024	12,505	13,676

Shell International Finance BV (Netherlands) 2.13%, 5/11/2020	8,042	8,046

Siemens Financieringsmaatschappij NV (Germany)

2.90%, 5/27/2022 (b)	4,371	4,528

3.13%, 3/16/2024 (b)	3,440	3,662

2.35%, 10/15/2026 (b)	6,000	6,208

4.40%, 5/27/2045 (b) (c)	3,421	4,305

3.30%, 9/15/2046 (b)	3,050	3,332

		240,191

Diversified Telecommunication Services — 0.8%

AT&T, Inc.

3.55%, 6/1/2024	5,385	5,737

3.95%, 1/15/2025	7,298	7,948

3.60%, 7/15/2025	11,975	12,883

4.30%, 2/15/2030	5,765	6,604

4.50%, 5/15/2035	5,845	6,725

4.90%, 8/15/2037	12,239	14,629

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Diversified Telecommunication Services — continued

6.00%, 8/15/2040	11,179	14,977

5.38%, 10/15/2041	1,573	1,956

4.30%, 12/15/2042	3,861	4,280

Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (b)	11,377	12,043

Deutsche Telekom International Finance BV (Germany)

2.82%, 1/19/2022 (b)	1,100	1,126

3.60%, 1/19/2027 (b)	4,724	5,141

4.88%, 3/6/2042 (b)	2,087	2,683

Qwest Corp. 6.75%, 12/1/2021	7,308	7,728

Telefonica Emisiones SA (Spain)

5.13%, 4/27/2020	4,358	4,379

5.46%, 2/16/2021	2,025	2,094

4.67%, 3/6/2038	5,130	5,951

Verizon Communications, Inc.

2.63%, 8/15/2026	1,771	1,863

4.13%, 3/16/2027	6,080	6,936

4.33%, 9/21/2028	11,983	14,066

3.88%, 2/8/2029	2,840	3,249

4.02%, 12/3/2029	8,193	9,524

4.50%, 8/10/2033	12,088	14,816

4.40%, 11/1/2034	27,768	33,718

4.27%, 1/15/2036	14,663	17,550

5.25%, 3/16/2037	2,773	3,684

4.86%, 8/21/2046	16,339	21,742

4.67%, 3/15/2055	6,685	8,879

		252,911

Electric Utilities — 1.3%

AEP Transmission Co. LLC

3.80%, 6/15/2049 (c)	3,615	4,255

3.15%, 9/15/2049 (c)	2,680	2,838

Alabama Power Co.

6.13%, 5/15/2038	1,904	2,729

6.00%, 3/1/2039 (c)	769	1,099

4.10%, 1/15/2042	923	1,063

Appalachian Power Co.

Series P, 6.70%, 8/15/2037	3,740	5,452

Series Y, 4.50%, 3/1/2049 (c)	3,395	4,252

Arizona Public Service Co. 5.05%, 9/1/2041	3,036	4,014

Ausgrid Finance Pty. Ltd. (Australia) 4.35%, 8/1/2028 (b)	1,500	1,696

Baltimore Gas & Electric Co.

2.80%, 8/15/2022	4,419	4,549

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued

3.50%, 8/15/2046	3,755	4,112

3.20%, 9/15/2049	8,020	8,503

CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	1,066	1,273

China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (b)	10,625	11,522

Cleveland Electric Illuminating Co. (The)

3.50%, 4/1/2028 (b)	3,890	4,277

5.95%, 12/15/2036	840	1,146

Comision Federal de Electricidad (Mexico) 4.88%, 5/26/2021 (b)	4,791	4,939

Commonwealth Edison Co. 3.65%, 6/15/2046	3,615	4,134

DTE Electric Co. 2.65%, 6/15/2022	1,687	1,727

Duke Energy Carolinas LLC 4.25%, 12/15/2041 (c)	1,228	1,502

Duke Energy Corp.

3.55%, 9/15/2021	2,660	2,733

2.65%, 9/1/2026	1,382	1,439

3.40%, 6/15/2029 (c)	3,657	4,016

Duke Energy Indiana LLC

3.75%, 7/15/2020	3,462	3,488

3.75%, 5/15/2046	4,500	5,080

Series YYY, 3.25%, 10/1/2049 (c)	6,895	7,374

Duke Energy Ohio, Inc. 3.70%, 6/15/2046 (c)	3,297	3,792

Duke Energy Progress LLC

4.10%, 5/15/2042 (c)	1,886	2,234

4.10%, 3/15/2043	1,569	1,844

4.15%, 12/1/2044	2,258	2,737

3.70%, 10/15/2046	1,616	1,856

Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (b)	8,002	8,446

Edison International

5.75%, 6/15/2027 (c)	6,000	7,096

4.13%, 3/15/2028 (c)	14,875	16,224

Emera US Finance LP (Canada) 4.75%, 6/15/2046	9,540	11,206

Enel Finance International NV (Italy)

4.63%, 9/14/2025 (b)	3,310	3,718

3.63%, 5/25/2027 (b)	4,590	4,938

3.50%, 4/6/2028 (b)	4,500	4,790

6.00%, 10/7/2039 (b)	897	1,192

Entergy Arkansas LLC 3.50%, 4/1/2026 (c)	2,631	2,900

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	33

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

Entergy Corp. 2.95%, 9/1/2026	2,469	2,601

Entergy Louisiana LLC

2.40%, 10/1/2026 (c)	4,979	5,206

3.25%, 4/1/2028	1,551	1,704

3.05%, 6/1/2031	4,606	5,054

4.00%, 3/15/2033	3,430	4,144

Evergy Metro, Inc.

3.15%, 3/15/2023	3,255	3,411

5.30%, 10/1/2041	8,968	12,341

Evergy, Inc. 2.90%, 9/15/2029	14,800	15,265

Exelon Corp.

3.50%, 6/1/2022 (f)	5,000	5,189

3.40%, 4/15/2026	1,177	1,271

FirstEnergy Corp.

Series C, 4.85%, 7/15/2047 (c)	2,015	2,528

Series C, 3.40%, 3/1/2050	22,080	22,269

FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	830	1,043

Fortis, Inc. (Canada) 3.06%, 10/4/2026	12,384	13,140

Hydro-Quebec (Canada)

9.40%, 2/1/2021	1,614	1,733

Series HY, 8.40%, 1/15/2022	7,174	8,109

Series IO, 8.05%, 7/7/2024	2,642	3,391

Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023 (c)	8,609	9,063

ITC Holdings Corp. 2.70%, 11/15/2022	900	928

Jersey Central Power & Light Co.

4.30%, 1/15/2026 (b) (c)	6,154	6,923

6.15%, 6/1/2037	1,740	2,477

John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	3,724	4,792

Korea Southern Power Co. Ltd. (South Korea)

3.00%, 1/29/2021 (b)	2,906	2,945

Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	2,759	2,987

Massachusetts Electric Co. 4.00%, 8/15/2046 (b) (c)	4,957	5,871

Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	4,530	5,165

Nevada Power Co.

Series N, 6.65%, 4/1/2036 (c)	700	1,044

5.38%, 9/15/2040	1,287	1,692

5.45%, 5/15/2041	3,354	4,618

New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (b)	3,024	3,502

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued

NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	2,239	2,433

Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (b) (c)	3,051	3,288

Ohio Edison Co. 6.88%, 7/15/2036	780	1,210

Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	1,076	1,403

PacifiCorp

3.60%, 4/1/2024 (c)	2,765	2,998

4.15%, 2/15/2050	2,300	2,864

PECO Energy Co. 2.38%, 9/15/2022	5,022	5,138

Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	1,570	1,684

Pepco Holdings LLC 7.45%, 8/15/2032	3,507	4,805

Potomac Electric Power Co. 6.50%, 11/15/2037	1,184	1,764

PPL Capital Funding, Inc. 4.00%, 9/15/2047	2,148	2,410

PPL Electric Utilities Corp.

2.50%, 9/1/2022	1,543	1,581

3.00%, 10/1/2049 (c)	10,000	10,377

Progress Energy, Inc.

4.40%, 1/15/2021	3,388	3,442

3.15%, 4/1/2022	3,380	3,472

7.00%, 10/30/2031	2,600	3,785

Public Service Co. of Colorado

3.20%, 11/15/2020	1,040	1,043

3.55%, 6/15/2046	1,175	1,293

Public Service Co. of Oklahoma

4.40%, 2/1/2021	1,761	1,804

Series G, 6.63%, 11/15/2037	3,901	5,833

Public Service Electric & Gas Co.

3.00%, 5/15/2025 (c)	6,334	6,735

5.38%, 11/1/2039	1,021	1,418

Southern California Edison Co.

3.88%, 6/1/2021 (c)	886	903

1.85%, 2/1/2022	701	698

Series C, 3.50%, 10/1/2023	2,854	3,045

Series B, 3.65%, 3/1/2028 (c)	4,300	4,801

6.00%, 1/15/2034 (c)	895	1,243

6.05%, 3/15/2039	2,197	3,109

3.90%, 12/1/2041	3,408	3,649

Series C, 4.13%, 3/1/2048	1,800	2,066

Southern Co. (The) 3.25%, 7/1/2026	3,108	3,339

Southwestern Public Service Co. 4.50%, 8/15/2041	2,700	3,459

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

State Grid Overseas Investment Ltd. (China) 3.75%, 5/2/2023 (b)	2,000	2,133

Three Gorges Finance I Cayman Islands Ltd. (China) 3.15%, 6/2/2026 (b)	2,482	2,663

Toledo Edison Co. (The) 6.15%, 5/15/2037	5,800	8,478

Union Electric Co.

2.95%, 6/15/2027	2,862	3,071

4.00%, 4/1/2048	1,600	1,970

Virginia Electric & Power Co.

3.45%, 2/15/2024	1,280	1,364

Series A, 6.00%, 5/15/2037	2,100	3,033

Xcel Energy, Inc. 4.80%, 9/15/2041	829	1,031

		453,426

Electrical Equipment — 0.0% (d)

Eaton Corp.

7.63%, 4/1/2024	1,794	2,117

4.00%, 11/2/2032	1,247	1,512

		3,629

Electronic Equipment, Instruments & Components — 0.0% (d)

Arrow Electronics, Inc.

4.50%, 3/1/2023	1,595	1,688

3.25%, 9/8/2024	3,162	3,282

3.88%, 1/12/2028	3,541	3,736

		8,706

Energy Equipment & Services — 0.1%

Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	3,910	4,697

Halliburton Co.

3.80%, 11/15/2025	2,885	3,164

4.85%, 11/15/2035 (c)	3,583	4,137

4.75%, 8/1/2043	2,375	2,563

7.60%, 8/15/2096 (b)	2,242	3,579

Schlumberger Holdings Corp.

3.75%, 5/1/2024 (b)	3,461	3,698

4.00%, 12/21/2025 (b)	48	53

3.90%, 5/17/2028 (b) (c)	7,052	7,598

Schlumberger Investment SA 3.30%, 9/14/2021 (b)	2,931	3,017

		32,506

Entertainment — 0.1%

NBCUniversal Media LLC 5.95%, 4/1/2041	4,575	6,664

TWDC Enterprises 18 Corp. 3.00%, 7/30/2046	1,190	1,263

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Entertainment — continued

Walt Disney Co. (The)

8.88%, 4/26/2023	942	1,146

9.50%, 7/15/2024	1,525	1,995

7.30%, 4/30/2028	3,946	5,482

7.63%, 11/30/2028	2,690	3,872

		20,422

Equity Real Estate Investment Trusts (REITs) — 1.0%

Alexandria Real Estate Equities, Inc.

3.90%, 6/15/2023	900	961

3.80%, 4/15/2026 (c)	2,199	2,435

4.00%, 2/1/2050	9,430	11,391

American Campus Communities Operating Partnership LP 2.85%, 2/1/2030	15,779	16,433

American Tower Corp.

5.00%, 2/15/2024	4,305	4,828

3.38%, 10/15/2026 (c)	4,378	4,709

2.90%, 1/15/2030	12,600	13,055

3.70%, 10/15/2049 (c)	9,970	10,665

American Tower Trust #1 3.07%, 3/15/2023 (b)	6,220	6,416

Boston Properties LP

3.13%, 9/1/2023	3,155	3,317

3.20%, 1/15/2025	4,331	4,622

3.65%, 2/1/2026 (c)	3,157	3,456

Brixmor Operating Partnership LP

3.65%, 6/15/2024 (c)	2,740	2,942

3.85%, 2/1/2025	6,613	7,158

Crown Castle International Corp.

4.88%, 4/15/2022 (c)	5,203	5,524

5.25%, 1/15/2023	2,900	3,182

4.00%, 3/1/2027	2,066	2,286

Digital Realty Trust LP 3.70%, 8/15/2027	2,507	2,754

Diversified Healthcare Trust 6.75%, 4/15/2020 (c)	7,305	7,330

Duke Realty LP 3.25%, 6/30/2026	1,814	1,960

GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (b)	7,843	8,179

Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	5,157	5,526

Healthcare Trust of America Holdings LP

3.75%, 7/1/2027	2,080	2,296

3.10%, 2/15/2030 (c)	9,814	10,261

Healthpeak Properties, Inc.

4.20%, 3/1/2024 (c)	1,349	1,471

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	35

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — continued

3.88%, 8/15/2024 (c)	14,719	16,019

3.40%, 2/1/2025	2,651	2,848

LifeStorage LP 3.50%, 7/1/2026	8,937	9,618

Mid-America Apartments LP 4.00%, 11/15/2025	8,830	9,892

National Retail Properties, Inc.

4.00%, 11/15/2025	5,043	5,598

3.60%, 12/15/2026	5,527	6,069

Office Properties Income Trust

4.00%, 7/15/2022	7,083	7,345

4.25%, 5/15/2024	11,000	11,610

Prologis LP 3.25%, 10/1/2026	3,830	4,166

Realty Income Corp.

3.88%, 4/15/2025	6,245	6,959

3.00%, 1/15/2027	2,243	2,405

4.65%, 3/15/2047	3,757	5,076

Regency Centers LP

4.13%, 3/15/2028 (c)	1,755	1,988

2.95%, 9/15/2029 (c)	10,600	11,236

Scentre Group Trust 1 (Australia)

3.50%, 2/12/2025 (b) (c)	9,910	10,588

3.25%, 10/28/2025 (b)	5,595	5,957

Simon Property Group LP 3.25%, 9/13/2049	12,865	13,448

SITE Centers Corp. 4.70%, 6/1/2027	4,651	5,228

UDR, Inc.

2.95%, 9/1/2026	3,831	4,086

3.50%, 1/15/2028	1,354	1,458

3.00%, 8/15/2031	4,750	4,963

3.10%, 11/1/2034	6,440	6,835

Ventas Realty LP

3.75%, 5/1/2024	4,032	4,339

3.50%, 2/1/2025 (c)	1,929	2,067

4.13%, 1/15/2026	2,746	3,048

3.85%, 4/1/2027	4,308	4,738

Vornado Realty LP 3.50%, 1/15/2025	4,810	5,174

Welltower, Inc.

2.70%, 2/15/2027	5,199	5,399

3.10%, 1/15/2030	2,920	3,119

6.50%, 3/15/2041	5,460	8,094

4.95%, 9/1/2048 (c)	5,000	6,490

WP Carey, Inc.

4.00%, 2/1/2025	5,300	5,708

4.25%, 10/1/2026 (c)	4,970	5,599

		350,324

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food & Staples Retailing — 0.2%

Alimentation Couche-Tard, Inc. (Canada)

2.95%, 1/25/2030 (b)	7,435	7,646

3.80%, 1/25/2050 (b)	13,030	12,917

CVS Pass-Through Trust

7.51%, 1/10/2032 (b)	5,259	6,797

Series 2013, 4.70%, 1/10/2036 (b)	9,700	11,055

Series 2014, 4.16%, 8/11/2036 (b)	1,271	1,379

Kroger Co. (The)

5.40%, 7/15/2040	829	1,041

3.95%, 1/15/2050	11,000	11,449

		52,284

Food Products — 0.2%

Bunge Ltd. Finance Corp. 3.50%, 11/24/2020 (c)	1,281	1,299

Campbell Soup Co. 4.80%, 3/15/2048	5,130	6,263

Cargill, Inc.

3.30%, 3/1/2022 (b)	6,950	7,177

3.25%, 3/1/2023 (b)	1,990	2,097

Conagra Brands, Inc. 5.30%, 11/1/2038	3,420	4,151

General Mills, Inc.

4.00%, 4/17/2025	6,475	7,166

4.55%, 4/17/2038	1,970	2,355

Mead Johnson Nutrition Co. (United Kingdom)

4.13%, 11/15/2025	993	1,116

4.60%, 6/1/2044	955	1,221

Tyson Foods, Inc.

4.88%, 8/15/2034	5,000	6,201

5.15%, 8/15/2044	3,000	3,856

4.55%, 6/2/2047	6,550	7,889

Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	4,100	4,477

		55,268

Gas Utilities — 0.2%

Atmos Energy Corp.

4.15%, 1/15/2043 (c)	7,215	8,452

4.13%, 10/15/2044	1,750	2,083

4.13%, 3/15/2049	6,000	7,473

Boston Gas Co. 4.49%, 2/15/2042 (b)	2,201	2,740

Brooklyn Union Gas Co. (The)

3.87%, 3/4/2029 (b)	5,620	6,286

4.27%, 3/15/2048 (b)	6,500	8,024

CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	1,372	1,393

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Gas Utilities — continued

Dominion Energy Gas Holdings LLC

2.80%, 11/15/2020 (c)	2,214	2,225

Series C, 3.90%, 11/15/2049	4,476	4,864

KeySpan Gas East Corp. 2.74%, 8/15/2026 (b)	4,242	4,452

Korea Gas Corp. (South Korea) 1.88%, 7/18/2021 (b)	4,862	4,891

Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	1,700	1,884

Southern California Gas Co. Series XX, 2.55%, 2/1/2030	7,148	7,541

Southern Natural Gas Co. LLC

8.00%, 3/1/2032	2,103	3,096

4.80%, 3/15/2047 (b)	2,649	3,198

Southwest Gas Corp. 3.80%, 9/29/2046	3,595	4,179

		72,781

Health Care Equipment & Supplies — 0.3%

Abbott Laboratories 4.90%, 11/30/2046	22,375	31,054

Becton Dickinson and Co.

3.73%, 12/15/2024	710	769

4.67%, 6/6/2047	6,000	7,602

Boston Scientific Corp.

3.75%, 3/1/2026	8,425	9,264

4.55%, 3/1/2039	10,225	12,648

4.70%, 3/1/2049	4,695	6,127

Covidien International Finance SA 2.95%, 6/15/2023 (c)	1,826	1,906

DH Europe Finance II SARL

3.25%, 11/15/2039	7,065	7,634

3.40%, 11/15/2049 (c)	3,315	3,656

Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	2,694	2,850

		83,510

Health Care Providers & Services — 1.0%

Aetna, Inc.

6.75%, 12/15/2037	2,959	4,216

4.50%, 5/15/2042	1,777	2,005

Anthem, Inc.

3.13%, 5/15/2022	4,004	4,134

3.30%, 1/15/2023	2,354	2,461

4.10%, 3/1/2028	5,485	6,140

4.63%, 5/15/2042	3,477	4,026

4.65%, 1/15/2043	3,394	3,981

4.65%, 8/15/2044	4,149	4,839

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued

4.55%, 3/1/2048	6,775	7,959

Cigna Corp. 4.80%, 7/15/2046 (b)	1,904	2,292

CommonSpirit Health 4.19%, 10/1/2049	5,540	6,065

Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	10,450	11,310

CVS Health Corp.

4.30%, 3/25/2028	9,692	10,846

3.25%, 8/15/2029	13,755	14,428

4.88%, 7/20/2035	3,500	4,238

5.05%, 3/25/2048	33,852	41,663

Hartford HealthCare Corp. 3.45%, 7/1/2054	23,430	24,954

HCA, Inc.

5.25%, 6/15/2026	11,400	13,040

5.13%, 6/15/2039	4,805	5,589

5.50%, 6/15/2047	9,870	11,723

Laboratory Corp. of America Holdings 3.20%, 2/1/2022	3,409	3,504

Mayo Clinic Series 2016, 4.13%, 11/15/2052	2,975	3,869

MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	7,365	8,364

Memorial Health Services 3.45%, 11/1/2049	25,595	28,944

Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055 (c)	3,335	4,463

Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	2,747	3,223

NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	9,170	9,834

Partners Healthcare System, Inc. Series 2020, 3.34%, 7/1/2060	36,282	40,184

Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	2,942	3,158

Quest Diagnostics, Inc. 3.45%, 6/1/2026	1,684	1,838

Texas Health Resources 4.33%, 11/15/2055	4,275	5,648

Trinity Health Corp. Series 2019, 3.43%, 12/1/2048	20,450	23,033

UnitedHealth Group, Inc.

4.63%, 7/15/2035	6,229	7,775

3.50%, 8/15/2039 (c)	8,210	9,019

		338,765

Hotels, Restaurants & Leisure — 0.0% (d)

McDonald’s Corp.

4.70%, 12/9/2035	6,540	8,227

4.45%, 3/1/2047	3,210	3,888

		12,115

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	37

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Household Products — 0.0% (d)

Kimberly-Clark Corp. 2.75%, 2/15/2026 (c)	2,842	3,030

Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (b)	9,000	9,180

		12,210

Independent Power and Renewable Electricity Producers — 0.1%

Exelon Generation Co. LLC

3.40%, 3/15/2022	7,048	7,269

4.25%, 6/15/2022	2,730	2,874

6.25%, 10/1/2039	1,985	2,482

5.75%, 10/1/2041	1,665	1,973

PSEG Power LLC 4.15%, 9/15/2021	2,879	2,973

Southern Power Co. 5.15%, 9/15/2041 (c)	7,079	8,836

Tri-State Generation & Transmission Association, Inc. 4.25%, 6/1/2046	3,222	3,802

		30,209

Industrial Conglomerates — 0.1%

General Electric Co.

4.38%, 9/16/2020	3,698	3,746

5.30%, 2/11/2021	459	472

4.65%, 10/17/2021	4,892	5,107

2.70%, 10/9/2022	1,523	1,556

5.55%, 1/5/2026	10,701	12,477

5.88%, 1/14/2038	720	923

Roper Technologies, Inc. 3.00%, 12/15/2020 (c)	1,261	1,272

		25,553

Insurance — 1.2%

AIA Group Ltd. (Hong Kong)

3.90%, 4/6/2028 (b)	7,190	8,098

3.60%, 4/9/2029 (b) (c)	5,835	6,476

AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	8,295	12,125

American Financial Group, Inc. 3.50%, 8/15/2026 (c)	8,175	8,900

American International Group, Inc.

3.88%, 1/15/2035	3,407	3,887

4.70%, 7/10/2035	7,065	8,716

4.38%, 1/15/2055	6,799	7,771

Assurant, Inc. 4.20%, 9/27/2023	8,065	8,680

Athene Global Funding

2.75%, 4/20/2020 (b)	7,740	7,750

2.75%, 6/25/2024 (b)	19,000	19,743

2.95%, 11/12/2026 (b)	37,440	39,432

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued

Berkshire Hathaway Finance Corp.

4.40%, 5/15/2042	13,241	16,519

4.30%, 5/15/2043 (c)	2,795	3,460

4.25%, 1/15/2049	8,780	10,978

Chubb INA Holdings, Inc. 2.30%, 11/3/2020	2,420	2,430

CNA Financial Corp. 3.95%, 5/15/2024	2,633	2,856

Dai-ichi Life Insurance Co. Ltd. (The) (Japan) (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (b) (e) (g) (h)	9,929	10,550

Guardian Life Insurance Co. of America (The)

3.70%, 1/22/2070 (b)	6,450	7,278

4.85%, 1/24/2077 (b)	1,663	2,262

Harborwalk Funding Trust (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069 (b) (c) (e)	13,980	17,783

Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	7,410	9,070

Jackson National Life Global Funding 3.05%, 4/29/2026 (b)	4,774	5,152

John Hancock Life Insurance Co. 7.38%, 2/15/2024 (b)	1,000	1,195

Liberty Mutual Group, Inc.

4.57%, 2/1/2029 (b)	3,049	3,588

3.95%, 10/15/2050 (b)	6,000	6,612

Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	1,350	1,736

Lincoln National Corp.

4.20%, 3/15/2022	3,761	3,969

4.00%, 9/1/2023	2,753	2,975

3.80%, 3/1/2028	2,500	2,800

3.05%, 1/15/2030	9,975	10,515

Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (e)	11,200	12,047

Marsh & McLennan Cos., Inc. 2.35%, 3/6/2020	5,001	5,001

Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070 (b)	2,899	3,109

MassMutual Global Funding II 2.50%, 10/17/2022 (b) (c)	3,346	3,452

MetLife, Inc.

4.13%, 8/13/2042	2,027	2,425

4.88%, 11/13/2043 (c)	2,000	2,673

Metropolitan Life Global Funding I 3.88%, 4/11/2022 (b)	12,858	13,549

New York Life Global Funding 3.00%, 1/10/2028 (b)	4,854	5,346

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Insurance — continued

New York Life Insurance Co. 4.45%, 5/15/2069 (b)	11,250	14,195

OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	8,660	9,249

Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (b) (c) (e)	3,766	4,226

Principal Financial Group, Inc. 3.13%, 5/15/2023	794	836

Principal Life Global Funding II 2.38%, 11/21/2021 (b)	1,200	1,221

Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (c) (e) (g) (h)	5,240	5,405

Prudential Financial, Inc. 3.91%, 12/7/2047	9,236	10,455

Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	10,349	13,500

Reliance Standard Life Global Funding II

3.85%, 9/19/2023 (b)	2,595	2,802

2.75%, 1/21/2027 (b)	12,280	12,822

Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (c) (e)	7,600	8,599

Teachers Insurance & Annuity Association of America

4.90%, 9/15/2044 (b)	3,653	4,822

4.27%, 5/15/2047 (b) (c)	5,480	6,753

		395,793

Internet & Direct Marketing Retail — 0.0% (d)

Amazon.com, Inc. 3.88%, 8/22/2037	9,440	11,347

Booking Holdings, Inc. 2.75%, 3/15/2023 (c)	1,923	1,993

		13,340

IT Services — 0.2%

DXC Technology Co. 4.25%, 4/15/2024	3,566	3,820

Fiserv, Inc.

3.20%, 7/1/2026	6,035	6,449

4.40%, 7/1/2049	5,835	6,923

IBM Credit LLC 3.00%, 2/6/2023 (c)	10,400	10,866

International Business Machines Corp. 3.30%, 5/15/2026 (c)	24,860	27,168

Western Union Co. (The) 3.60%, 3/15/2022 (c)	9,000	9,368

		64,594

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Life Sciences Tools & Services — 0.0% (d)

Thermo Fisher Scientific, Inc.

3.00%, 4/15/2023	2,501	2,610

4.15%, 2/1/2024	1,946	2,122

2.95%, 9/19/2026	3,564	3,804

		8,536

Machinery — 0.1%

Caterpillar, Inc. 2.60%, 6/26/2022 (c)	1,913	1,960

nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	6,750	7,430

Parker-Hannifin Corp.

4.45%, 11/21/2044	3,759	4,622

4.10%, 3/1/2047	2,527	2,958

Xylem, Inc. 3.25%, 11/1/2026 (c)	1,420	1,544

		18,514

Media — 0.7%

Charter Communications Operating LLC

6.38%, 10/23/2035	4,374	5,763

5.38%, 4/1/2038	4,923	5,656

4.80%, 3/1/2050	13,160	14,173

Comcast Cable Holdings LLC 10.13%, 4/15/2022	1,614	1,886

Comcast Corp.

3.60%, 3/1/2024	4,708	5,087

3.38%, 8/15/2025 (c)	2,773	3,016

3.95%, 10/15/2025 (c)	9,556	10,695

3.15%, 3/1/2026 (c)	10,162	10,953

3.55%, 5/1/2028 (c)	6,115	6,800

4.25%, 1/15/2033	16,564	20,024

4.20%, 8/15/2034	3,361	4,061

4.60%, 10/15/2038 (c)	11,580	14,580

3.25%, 11/1/2039	19,265	20,834

4.00%, 11/1/2049	5,553	6,587

3.45%, 2/1/2050	6,894	7,608

4.05%, 11/1/2052	2,600	3,100

4.95%, 10/15/2058	14,685	20,065

Cox Communications, Inc.

3.25%, 12/15/2022 (b)	3,027	3,147

3.35%, 9/15/2026 (b)	3,046	3,251

Discovery Communications LLC

4.38%, 6/15/2021 (c)	6,532	6,757

6.35%, 6/1/2040 (c)	5,069	6,737

Fox Corp. 5.58%, 1/25/2049 (b) (c)	1,455	1,956

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	39

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Media — continued

Grupo Televisa SAB (Mexico)

4.63%, 1/30/2026 (c)	1,494	1,680

6.13%, 1/31/2046	1,332	1,793

Sky Ltd. (United Kingdom) 3.75%, 9/16/2024 (b)	1,654	1,811

TCI Communications, Inc. 7.13%, 2/15/2028	1,199	1,628

Time Warner Cable LLC

4.13%, 2/15/2021	1,928	1,956

6.55%, 5/1/2037	2,327	3,031

7.30%, 7/1/2038	2,197	2,983

6.75%, 6/15/2039	1,794	2,325

5.88%, 11/15/2040	7,325	8,760

5.50%, 9/1/2041	6,940	8,117

Time Warner Entertainment Co. LP 8.38%, 7/15/2033	3,041	4,421

ViacomCBS, Inc.

3.70%, 8/15/2024 (c)	5,275	5,662

4.00%, 1/15/2026	4,293	4,706

4.38%, 3/15/2043	6,243	6,709

4.90%, 8/15/2044	2,004	2,277

		240,595

Metals & Mining — 0.1%

Anglo American Capital plc (South Africa) 3.63%, 9/11/2024 (b)	3,283	3,509

Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	1,767	2,519

Glencore Funding LLC (Switzerland)

4.63%, 4/29/2024 (b) (c)	1,967	2,121

4.88%, 3/12/2029 (b) (c)	8,000	8,995

Nucor Corp. 6.40%, 12/1/2037	4,465	6,533

Steel Dynamics, Inc. 2.80%, 12/15/2024	9,805	10,159

		33,836

Multiline Retail — 0.0% (d)

Dollar General Corp. 4.13%, 5/1/2028 (c)	5,750	6,608

Multi-Utilities — 0.3%

CMS Energy Corp.

3.88%, 3/1/2024	4,360	4,732

3.00%, 5/15/2026	3,458	3,669

2.95%, 2/15/2027	2,426	2,530

3.45%, 8/15/2027	1,250	1,376

Consolidated Edison Co. of New York, Inc.

5.70%, 6/15/2040	2,760	3,874

Series 2017, 3.88%, 6/15/2047	3,355	3,841

4.50%, 5/15/2058	1,724	2,191

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — continued

Consumers Energy Co. 3.25%, 8/15/2046	2,150	2,419

Delmarva Power & Light Co. 4.00%, 6/1/2042	1,478	1,708

Dominion Energy, Inc.

Series B, 2.75%, 1/15/2022	3,973	4,058

Series D, 2.85%, 8/15/2026	1,927	2,026

Series F, 5.25%, 8/1/2033	5,067	6,371

7.00%, 6/15/2038 (c)	1,076	1,573

Series C, 4.90%, 8/1/2041	1,840	2,285

New York State Electric & Gas Corp. 3.25%, 12/1/2026 (b) (c)	2,326	2,499

NiSource, Inc.

3.85%, 2/15/2023	2,457	2,586

2.95%, 9/1/2029 (c)	7,940	8,322

6.25%, 12/15/2040	4,380	5,953

5.80%, 2/1/2042	6,726	8,879

San Diego Gas & Electric Co.

6.00%, 6/1/2026	1,852	2,273

Series FFF, 6.13%, 9/15/2037	973	1,373

3.95%, 11/15/2041	2,690	2,992

Sempra Energy 4.05%, 12/1/2023	2,348	2,545

Southern Co. Gas Capital Corp.

3.50%, 9/15/2021	4,609	4,718

2.45%, 10/1/2023 (c)	1,889	1,942

3.25%, 6/15/2026	1,690	1,825

5.88%, 3/15/2041 (c)	10,518	14,791

4.40%, 6/1/2043	1,392	1,632

3.95%, 10/1/2046	2,136	2,376

WEC Energy Group, Inc. 3.55%, 6/15/2025 (c)	7,009	7,632

		114,991

Oil, Gas & Consumable Fuels — 2.0%

ANR Pipeline Co. 9.63%, 11/1/2021	2,933	3,317

Apache Corp.

3.25%, 4/15/2022	345	352

5.10%, 9/1/2040	6,235	6,231

4.75%, 4/15/2043	7,111	6,725

APT Pipelines Ltd. (Australia)

4.20%, 3/23/2025 (b)	2,000	2,169

4.25%, 7/15/2027 (b)	7,325	8,137

BG Energy Capital plc (United Kingdom) 5.13%, 10/15/2041 (b) (c)	5,781	7,837

Boardwalk Pipelines LP 4.80%, 5/3/2029 (c)	6,595	7,007

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

BP Capital Markets America, Inc.

3.25%, 5/6/2022	2,273	2,360

3.41%, 2/11/2026	8,485	9,231

3.02%, 1/16/2027	10,588	11,242

BP Capital Markets plc (United Kingdom)

3.51%, 3/17/2025 (c)	4,509	4,903

3.28%, 9/19/2027	11,924	12,811

Buckeye Partners LP

5.85%, 11/15/2043	11,805	10,860

5.60%, 10/15/2044	6,000	5,310

Canadian Natural Resources Ltd. (Canada)

3.90%, 2/1/2025	3,463	3,763

7.20%, 1/15/2032	359	497

6.45%, 6/30/2033	6,527	8,746

5.85%, 2/1/2035	671	864

6.75%, 2/1/2039	1,794	2,485

Cenovus Energy, Inc. (Canada) 5.25%, 6/15/2037	2,048	2,168

CNOOC Finance 2015 Australia Pty. Ltd. (China) 2.63%, 5/5/2020	11,698	11,714

Ecopetrol SA (Colombia)

5.88%, 9/18/2023	2,575	2,847

4.13%, 1/16/2025	3,333	3,477

5.38%, 6/26/2026	5,409	6,068

Enable Midstream Partners LP

4.40%, 3/15/2027	2,695	2,643

4.95%, 5/15/2028	4,315	4,297

Enbridge, Inc. (Canada)

3.70%, 7/15/2027 (c)	2,692	2,915

4.50%, 6/10/2044	3,980	4,612

(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (e)	6,000	6,300

Energy Transfer Operating LP

4.75%, 1/15/2026	3,400	3,746

7.50%, 7/1/2038 (c)	2,695	3,474

6.05%, 6/1/2041 (c)	4,475	4,925

5.95%, 10/1/2043	3,950	4,388

6.25%, 4/15/2049	5,655	6,518

Eni SpA (Italy)

Series X-R, 4.00%, 9/12/2023 (b) (c)	3,145	3,383

5.70%, 10/1/2040 (b)	4,843	6,239

Eni USA, Inc. (Italy) 7.30%, 11/15/2027	4,040	5,379

EnLink Midstream Partners LP 4.15%, 6/1/2025	7,000	5,916

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Enterprise Products Operating LLC

3.90%, 2/15/2024	2,687	2,891

3.70%, 2/15/2026 (c)	3,040	3,308

3.95%, 2/15/2027 (c)	2,705	2,992

Series J, 5.75%, 3/1/2035	2,509	3,149

7.55%, 4/15/2038	455	680

5.95%, 2/1/2041	1,259	1,632

4.45%, 2/15/2043	455	503

5.10%, 2/15/2045	1,758	2,108

4.20%, 1/31/2050	8,650	9,184

3.70%, 1/31/2051 (c)	10,800	10,765

4.95%, 10/15/2054	1,189	1,371

3.95%, 1/31/2060	6,900	6,755

EQM Midstream Partners LP 5.50%, 7/15/2028 (c)	7,500	6,240

EQT Corp. 3.90%, 10/1/2027 (c)	4,517	2,947

Equinor ASA (Norway)

2.65%, 1/15/2024	5,765	6,027

3.25%, 11/10/2024	3,461	3,722

Exxon Mobil Corp.

3.00%, 8/16/2039	14,245	14,899

4.11%, 3/1/2046	2,726	3,323

3.10%, 8/16/2049	17,965	18,554

Hess Corp. 6.00%, 1/15/2040 (c)	9,098	10,177

Kinder Morgan, Inc.

4.30%, 3/1/2028	13,000	14,508

5.20%, 3/1/2048	6,000	7,111

Magellan Midstream Partners LP

3.20%, 3/15/2025	2,338	2,458

4.20%, 12/1/2042	2,987	3,169

5.15%, 10/15/2043	7,133	8,740

Marathon Oil Corp. 2.80%, 11/1/2022	5,517	5,609

Marathon Petroleum Corp. 3.63%, 9/15/2024	3,980	4,251

MPLX LP

5.25%, 1/15/2025 (b)	4,015	4,231

4.13%, 3/1/2027	3,626	3,888

4.80%, 2/15/2029	3,344	3,747

4.50%, 4/15/2038 (c)	8,393	8,482

5.20%, 3/1/2047	2,341	2,468

4.70%, 4/15/2048 (c)	4,544	4,736

5.50%, 2/15/2049	5,300	5,953

Noble Energy, Inc.

8.00%, 4/1/2027	1,300	1,647

6.00%, 3/1/2041	5,910	6,748

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	41

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

5.25%, 11/15/2043	4,720	4,994

5.05%, 11/15/2044	4,075	4,181

Occidental Petroleum Corp.

6.95%, 7/1/2024	1,103	1,295

7.15%, 5/15/2028	1,480	1,840

7.50%, 5/1/2031	1,794	2,280

7.88%, 9/15/2031	8,707	11,394

4.50%, 7/15/2044	4,780	4,564

4.20%, 3/15/2048 (c)	1,580	1,475

ONEOK Partners LP

3.38%, 10/1/2022	1,164	1,204

5.00%, 9/15/2023	2,576	2,827

6.65%, 10/1/2036	1,825	2,365

ONEOK, Inc.

3.40%, 9/1/2029 (c)	8,395	8,679

5.20%, 7/15/2048	7,350	8,357

4.45%, 9/1/2049	10,905	11,189

Ovintiv, Inc.

8.13%, 9/15/2030	1,485	1,870

7.38%, 11/1/2031	4,761	5,783

6.50%, 8/15/2034	1,000	1,072

Petroleos Mexicanos (Mexico)

6.50%, 3/13/2027	20,000	20,925

5.35%, 2/12/2028	2,547	2,488

6.84%, 1/23/2030 (b)	2,216	2,316

6.63%, 6/15/2035	4,700	4,702

6.75%, 9/21/2047	12,012	11,503

6.35%, 2/12/2048	6,491	6,009

7.69%, 1/23/2050 (b)	4,225	4,411

Phillips 66 4.88%, 11/15/2044	665	800

Phillips 66 Partners LP

3.55%, 10/1/2026	1,453	1,542

3.15%, 12/15/2029	8,545	8,567

4.90%, 10/1/2046 (c)	3,078	3,427

Plains All American Pipeline LP 4.70%, 6/15/2044 (c)	9,300	8,507

Spectra Energy Partners LP

3.50%, 3/15/2025 (c)	4,750	5,051

5.95%, 9/25/2043	1,801	2,282

4.50%, 3/15/2045	1,866	2,085

Suncor Energy, Inc. (Canada)

5.95%, 12/1/2034	11,584	16,005

6.80%, 5/15/2038	3,677	5,368

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Sunoco Logistics Partners Operations LP

4.65%, 2/15/2022	600	630

3.90%, 7/15/2026 (c)	4,366	4,614

6.10%, 2/15/2042	7,220	8,155

5.30%, 4/1/2044	1,840	1,927

TC PipeLines LP 3.90%, 5/25/2027	2,870	3,058

Texas Eastern Transmission LP

2.80%, 10/15/2022 (b)	6,209	6,344

3.50%, 1/15/2028 (b)	908	961

Total Capital International SA (France)

3.46%, 2/19/2029	3,040	3,363

3.46%, 7/12/2049 (c)	12,800	14,013

TransCanada PipeLines Ltd. (Canada)

4.88%, 1/15/2026 (c)	4,155	4,715

6.20%, 10/15/2037	6,345	8,603

4.75%, 5/15/2038	7,750	9,009

Valero Energy Corp. 7.50%, 4/15/2032 (c)	1,081	1,499

Williams Cos., Inc. (The)

3.90%, 1/15/2025	3,506	3,767

4.85%, 3/1/2048 (c)	5,487	5,785

		662,629

Pharmaceuticals — 0.6%

Allergan Finance LLC 4.63%, 10/1/2042	9,850	11,113

Allergan Funding SCS

3.45%, 3/15/2022	5,743	5,949

3.85%, 6/15/2024	3,041	3,297

4.55%, 3/15/2035	3,881	4,633

4.75%, 3/15/2045	7,000	8,524

Allergan, Inc.

3.38%, 9/15/2020	3,111	3,143

2.80%, 3/15/2023	3,954	4,079

AstraZeneca plc (United Kingdom)

6.45%, 9/15/2037	4,250	6,283

4.00%, 9/18/2042	4,270	5,090

Bristol-Myers Squibb Co.

3.20%, 6/15/2026 (b) (c)	12,138	13,249

3.90%, 2/20/2028 (b)	10,610	12,051

3.40%, 7/26/2029 (b)	13,631	15,270

4.13%, 6/15/2039 (b)	7,096	8,630

5.70%, 10/15/2040 (b)	4,195	5,859

5.00%, 8/15/2045 (b)	6,896	9,403

4.55%, 2/20/2048 (b)	6,500	8,591

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Pharmaceuticals — continued

Mylan NV 3.95%, 6/15/2026	4,153	4,515

Mylan, Inc.

3.13%, 1/15/2023 (b)	3,886	4,030

5.40%, 11/29/2043 (c)	1,800	2,171

Pfizer, Inc. 3.90%, 3/15/2039 (c)	15,000	17,797

Shire Acquisitions Investments Ireland DAC

2.88%, 9/23/2023	4,909	5,096

3.20%, 9/23/2026	26,941	28,897

Takeda Pharmaceutical Co. Ltd. (Japan) 5.00%, 11/26/2028	8,565	10,428

Wyeth LLC 6.45%, 2/1/2024	708	841

		198,939

Real Estate Management & Development — 0.0% (d)

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)

3.13%, 3/20/2022 (b)	6,257	6,470

3.88%, 3/20/2027 (b)	6,562	7,355

		13,825

Road & Rail — 0.4%

Burlington Northern Santa Fe LLC

3.75%, 4/1/2024	2,365	2,562

7.29%, 6/1/2036	1,166	1,769

5.75%, 5/1/2040 (c)	3,244	4,589

5.40%, 6/1/2041	9,266	12,661

4.40%, 3/15/2042	2,010	2,465

4.38%, 9/1/2042	4,018	4,918

5.15%, 9/1/2043	3,380	4,556

4.70%, 9/1/2045	3,150	4,033

3.55%, 2/15/2050	7,837	8,842

CSX Corp.

5.50%, 4/15/2041	3,498	4,694

4.75%, 5/30/2042 (c)	1,516	1,899

4.75%, 11/15/2048	8,165	10,577

3.35%, 9/15/2049 (c)	2,710	2,845

ERAC USA Finance LLC

5.25%, 10/1/2020 (b)	2,388	2,436

4.50%, 8/16/2021 (b)	3,474	3,621

2.60%, 12/1/2021 (b)	3,010	3,066

7.00%, 10/15/2037 (b)	425	641

5.63%, 3/15/2042 (b) (c)	3,104	4,207

JB Hunt Transport Services, Inc. 3.88%, 3/1/2026 (c)	8,420	9,357

Norfolk Southern Corp.

2.90%, 2/15/2023	2,558	2,660

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Road & Rail — continued

5.59%, 5/17/2025	51	61

3.95%, 10/1/2042	2,888	3,375

4.05%, 8/15/2052	5,192	6,132

Penske Truck Leasing Co. LP

4.13%, 8/1/2023 (b)	5,795	6,230

3.95%, 3/10/2025 (b)	3,095	3,376

4.20%, 4/1/2027 (b)	2,525	2,762

Ryder System, Inc.

2.50%, 5/11/2020	4,930	4,929

2.88%, 9/1/2020	3,451	3,467

Union Pacific Corp.

3.95%, 8/15/2059	6,000	6,731

4.10%, 9/15/2067	1,962	2,218

		131,679

Semiconductors & Semiconductor Equipment — 0.2%

Analog Devices, Inc.

3.13%, 12/5/2023	2,317	2,447

4.50%, 12/5/2036	2,505	2,825

Broadcom Corp.

3.63%, 1/15/2024	14,519	15,208

3.88%, 1/15/2027	6,459	6,774

Broadcom, Inc. 4.75%, 4/15/2029 (b)	28,740	31,965

		59,219

Software — 0.3%

Microsoft Corp.

3.50%, 2/12/2035	3,459	4,032

4.20%, 11/3/2035	3,974	5,004

4.10%, 2/6/2037	10,421	12,925

4.00%, 2/12/2055	6,030	7,639

3.95%, 8/8/2056	2,205	2,807

Oracle Corp.

2.50%, 5/15/2022	4,115	4,208

2.40%, 9/15/2023	7,023	7,248

2.95%, 11/15/2024	11,020	11,698

2.95%, 5/15/2025 (c)	14,625	15,523

4.30%, 7/8/2034	969	1,191

3.90%, 5/15/2035	1,952	2,279

3.85%, 7/15/2036 (c)	9,478	10,985

4.38%, 5/15/2055	10,500	13,396

VMware, Inc. 2.95%, 8/21/2022 (c)	10,109	10,403

		109,338

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	43

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Specialty Retail — 0.2%

Home Depot, Inc. (The) 3.13%, 12/15/2049	20,740	22,027

Lowe’s Cos., Inc.

3.65%, 4/5/2029	12,563	13,929

4.65%, 4/15/2042 (c)	3,901	4,795

4.55%, 4/5/2049	12,101	14,824

O’Reilly Automotive, Inc. 3.60%, 9/1/2027	4,715	5,245

		60,820

Technology Hardware, Storage & Peripherals — 0.3%

Apple, Inc.

3.20%, 5/13/2025 (c)	12,828	13,842

3.25%, 2/23/2026 (c)	798	871

2.45%, 8/4/2026	5,261	5,514

3.35%, 2/9/2027	10,231	11,253

3.20%, 5/11/2027	5,685	6,220

3.00%, 6/20/2027 (c)	2,880	3,117

2.90%, 9/12/2027 (c)	7,978	8,577

3.45%, 2/9/2045	9,422	10,662

3.85%, 8/4/2046	3,512	4,189

3.75%, 9/12/2047	13,570	16,037

3.75%, 11/13/2047	1,600	1,913

2.95%, 9/11/2049 (c)	8,595	9,031

Dell International LLC 6.02%, 6/15/2026 (b)	13,908	16,288

		107,514

Thrifts & Mortgage Finance — 0.1%

BPCE SA (France)

4.63%, 7/11/2024 (b)	11,600	12,640

3.38%, 12/2/2026 (c)	4,230	4,568

		17,208

Tobacco — 0.0% (d)

BAT Capital Corp. (United Kingdom) 4.54%, 8/15/2047	5,515	5,714

Trading Companies & Distributors — 0.2%

Air Lease Corp.

3.25%, 3/1/2025 (c)	6,266	6,551

3.75%, 6/1/2026	7,000	7,513

3.25%, 10/1/2029	15,000	15,224

Aviation Capital Group LLC

3.88%, 5/1/2023 (b) (c)	7,665	8,051

3.50%, 11/1/2027 (b)	8,105	8,407

BOC Aviation Ltd. (Singapore)

2.75%, 9/18/2022 (b)	3,000	3,058

3.50%, 10/10/2024 (b) (c)	7,945	8,476

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Trading Companies & Distributors — continued

International Lease Finance Corp.

8.63%, 1/15/2022	11,894	13,270

5.88%, 8/15/2022	3,867	4,213

WW Grainger, Inc. 4.60%, 6/15/2045	4,364	5,501

		80,264

Transportation Infrastructure — 0.0% (d)

Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (b)	7,000	7,416

Water Utilities — 0.0% (d)

American Water Capital Corp.

3.45%, 6/1/2029 (c)	5,250	5,791

6.59%, 10/15/2037 (c)	3,354	5,120

4.00%, 12/1/2046	2,241	2,626

		13,537

Wireless Telecommunication Services — 0.2%

America Movil SAB de CV (Mexico)

3.13%, 7/16/2022	3,250	3,351

3.63%, 4/22/2029	12,995	14,418

4.38%, 4/22/2049	8,284	10,268

Rogers Communications, Inc. (Canada) 4.35%, 5/1/2049	9,230	11,011

Vodafone Group plc (United Kingdom)

5.25%, 5/30/2048 (c)	7,449	9,401

4.88%, 6/19/2049 (c)	16,825	20,195

		68,644

Total Corporate Bonds (Cost $6,832,237)		7,486,728

Mortgage-Backed Securities — 16.4%

FHLMC

Pool # 785618, ARM, 4.50%, 7/1/2026 (i)	27	28

Pool # 611141, ARM, 4.15%, 1/1/2027 (i)	31	32

Pool # 846812, ARM, 4.32%, 4/1/2030 (i)	10	10

Pool # 789758, ARM, 4.37%, 9/1/2032 (i)	32	34

Pool # 847621, ARM, 4.57%, 5/1/2033 (i)	932	984

Pool # 781087, ARM, 3.98%, 12/1/2033 (i)	184	194

Pool # 1B1665, ARM, 4.69%, 4/1/2034 (i)	147	154

Pool # 782870, ARM, 4.41%, 9/1/2034 (i)	701	746

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 782979, ARM, 3.88%, 1/1/2035 (i)	994	1,056

Pool # 782980, ARM, 3.88%, 1/1/2035 (i)	383	408

Pool # 1G3591, ARM, 3.92%, 8/1/2035 (i)	52	54

Pool # 1Q0007, ARM, 4.12%, 12/1/2035 (i)	246	260

Pool # 1Q0025, ARM, 3.93%, 2/1/2036 (i)	109	115

Pool # 848431, ARM, 4.28%, 2/1/2036 (i)	482	512

Pool # 1J1380, ARM, 4.77%, 3/1/2036 (i)	363	393

Pool # 1G1861, ARM, 5.16%, 3/1/2036 (i)	493	521

Pool # 1L1286, ARM, 4.75%, 5/1/2036 (i)	365	387

Pool # 1H2618, ARM, 4.76%, 5/1/2036 (i)	415	438

Pool # 1G2415, ARM, 5.22%, 5/1/2036 (i)	114	122

Pool # 848068, ARM, 4.69%, 6/1/2036 (i)	643	678

Pool # 1G2557, ARM, 4.88%, 6/1/2036 (i)	1,578	1,671

Pool # 1A1082, ARM, 3.65%, 7/1/2036 (i)	302	316

Pool # 848365, ARM, 4.51%, 7/1/2036 (i)	292	309

Pool # 1H2623, ARM, 4.64%, 7/1/2036 (i)	191	203

Pool # 1N0189, ARM, 3.50%, 8/1/2036 (i)	17	17

Pool # 1A1085, ARM, 3.79%, 8/1/2036 (i)	378	395

Pool # 1N0206, ARM, 3.90%, 8/1/2036 (i)	1,251	1,301

Pool # 1Q0105, ARM, 4.34%, 9/1/2036 (i)	512	541

Pool # 1B7242, ARM, 4.51%, 9/1/2036 (i)	908	962

Pool # 1G2539, ARM, 3.85%, 10/1/2036 (i)	121	128

Pool # 1A1096, ARM, 3.85%, 10/1/2036 (i)	676	706

Pool # 1A1097, ARM, 3.85%, 10/1/2036 (i)	313	328

Pool # 1N0249, ARM, 3.90%, 10/1/2036 (i)	355	368

Pool # 1J1348, ARM, 4.21%, 10/1/2036 (i)	213	227

Pool # 1K0046, ARM, 4.35%, 10/1/2036 (i)	356	374

Pool # 1G2671, ARM, 3.65%, 11/1/2036 (i)	141	148

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 1J1378, ARM, 3.76%, 11/1/2036 (i)	457	478

Pool # 848115, ARM, 4.05%, 11/1/2036 (i)	303	322

Pool # 1Q0737, ARM, 4.05%, 11/1/2036 (i)	336	351

Pool # 782760, ARM, 4.35%, 11/1/2036 (i)	938	995

Pool # 1J1419, ARM, 3.61%, 12/1/2036 (i)	1,477	1,543

Pool # 1J1418, ARM, 3.81%, 12/1/2036 (i)	39	42

Pool # 1G1386, ARM, 3.93%, 12/1/2036 (i)	449	473

Pool # 1J1634, ARM, 4.09%, 12/1/2036 (i)	1,425	1,501

Pool # 1J1399, ARM, 4.10%, 12/1/2036 (i)	17	18

Pool # 1N1511, ARM, 3.67%, 1/1/2037 (i)	127	132

Pool # 1G1478, ARM, 3.93%, 1/1/2037 (i)	284	301

Pool # 1J0282, ARM, 3.88%, 2/1/2037 (i)	39	42

Pool # 1N0353, ARM, 4.04%, 2/1/2037 (i)	469	495

Pool # 1J1516, ARM, 4.22%, 2/1/2037 (i)	80	85

Pool # 1G1554, ARM, 4.39%, 2/1/2037 (i)	278	289

Pool # 1J1543, ARM, 5.48%, 2/1/2037 (i)	49	52

Pool # 1Q0739, ARM, 3.89%, 3/1/2037 (i)	959	1,008

Pool # 1B7303, ARM, 4.53%, 3/1/2037 (i)	112	119

Pool # 1J1526, ARM, 5.47%, 3/1/2037 (i)	107	112

Pool # 1J0399, ARM, 3.91%, 4/1/2037 (i)	15	16

Pool # 1J1564, ARM, 5.00%, 4/1/2037 (i)	243	256

Pool # 1Q0697, ARM, 3.67%, 5/1/2037 (i)	541	562

Pool # 1A1193, ARM, 4.05%, 5/1/2037 (i)	430	452

Pool # 1N1477, ARM, 4.08%, 5/1/2037 (i)	207	219

Pool # 1N1463, ARM, 4.14%, 5/1/2037 (i)	38	39

Pool # 1Q0783, ARM, 4.90%, 5/1/2037 (i)	669	708

Pool # 1J1621, ARM, 5.06%, 5/1/2037 (i)	340	363

Pool # 1J0533, ARM, 4.68%, 7/1/2037 (i)	105	111

Pool # 1J2945, ARM, 4.00%, 11/1/2037 (i)	47	49

Pool # 1Q0722, ARM, 4.59%, 4/1/2038 (i)	381	407

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	45

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 1Q0789, ARM, 4.67%, 5/1/2038 (i)	195		209

Pool # 848699, ARM, 4.32%, 7/1/2040 (i)	401		425

FHLMC Gold Pools, 15 Year

Pool # G11771, 6.00%, 6/1/2020	—	(j)	1

Pool # G11761, 6.00%, 8/1/2020	1		1

Pool # G12906, 6.00%, 7/1/2021	—	(j)	—	(j)

Pool # G13073, 6.00%, 7/1/2021	5		5

Pool # G13012, 6.00%, 3/1/2022	—	(j)	—	(j)

Pool # G12825, 6.50%, 3/1/2022	6		6

Pool # G13603, 5.50%, 2/1/2024	37		38

FHLMC Gold Pools, 20 Year

Pool # C91158, 6.50%, 1/1/2028	309		345

Pool # C91417, 3.50%, 1/1/2032	4,369		4,614

Pool # C91403, 3.50%, 3/1/2032	1,793		1,894

FHLMC Gold Pools, 30 Year

Pool # G00245, 8.00%, 8/1/2024	4		4

Pool # C00376, 8.00%, 11/1/2024	2		3

Pool # C00414, 7.50%, 8/1/2025	7		7

Pool # C00452, 7.00%, 4/1/2026	9		10

Pool # G00981, 8.50%, 7/1/2028	19		22

Pool # G02210, 7.00%, 12/1/2028	323		369

Pool # C47315, 6.50%, 8/1/2029	702		807

Pool # G03029, 6.00%, 10/1/2029	91		102

Pool # A88871, 7.00%, 1/1/2031	261		295

Pool # C68485, 7.00%, 7/1/2032	27		31

Pool # G01448, 7.00%, 8/1/2032	42		50

Pool # C75791, 5.50%, 1/1/2033	489		552

Pool # A13625, 5.50%, 10/1/2033	315		361

Pool # A16107, 6.00%, 12/1/2033	100		111

Pool # G01864, 5.00%, 1/1/2034	229		256

Pool # A17537, 6.00%, 1/1/2034	221		258

Pool # A23139, 5.00%, 6/1/2034	620		693

Pool # A61572, 5.00%, 9/1/2034	682		766

Pool # A28796, 6.50%, 11/1/2034	54		63

Pool # G03369, 6.50%, 1/1/2035	762		863

Pool # A70350, 5.00%, 3/1/2035	244		267

Pool # A46987, 5.50%, 7/1/2035	658		741

Pool # G05713, 6.50%, 12/1/2035	485		559

Pool # G03777, 5.00%, 11/1/2036	585		662

Pool # C02660, 6.50%, 11/1/2036	169		196

Pool # G02427, 5.50%, 12/1/2036	285		329

Pool # A57681, 6.00%, 12/1/2036	54		63

Pool # G02682, 7.00%, 2/1/2037	61		73

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # G04949, 6.50%, 11/1/2037	358	431

Pool # G03666, 7.50%, 1/1/2038	528	628

Pool # G04952, 7.50%, 1/1/2038	303	376

Pool # G04077, 6.50%, 3/1/2038	457	540

Pool # G05671, 5.50%, 8/1/2038	588	677

Pool # G05190, 7.50%, 9/1/2038	234	276

Pool # C03466, 5.50%, 3/1/2040	207	238

Pool # A93383, 5.00%, 8/1/2040	2,556	2,876

Pool # A93511, 5.00%, 8/1/2040	10,072	11,330

Pool # G06493, 4.50%, 5/1/2041	15,220	16,779

Pool # V80351, 3.00%, 8/1/2043	23,269	24,713

Pool # Q52834, 4.00%, 12/1/2047	4,524	4,820

Pool # Q57995, 5.00%, 8/1/2048	18,911	20,646

Pool # Q61104, 4.00%, 1/1/2049	3,002	3,178

Pool # Q61107, 4.00%, 1/1/2049	4,119	4,359

FHLMC Gold Pools, Other

Pool # G80341, 10.00%, 3/17/2026	5	5

Pool # P20570, 7.00%, 7/1/2029	8	9

Pool # G20027, 10.00%, 10/1/2030	100	107

Pool # B90491, 7.50%, 1/1/2032	739	843

Pool # U80192, 3.50%, 2/1/2033	1,345	1,425

Pool # U80342, 3.50%, 5/1/2033	1,777	1,883

Pool # U80345, 3.50%, 5/1/2033	6,204	6,574

Pool # L10221, 6.00%, 1/1/2034	55	58

Pool # P50523, 6.50%, 12/1/2035	154	169

Pool # H05030, 6.00%, 11/1/2036	78	85

Pool # L10291, 6.50%, 11/1/2036	1,662	1,916

Pool # P51353, 6.50%, 11/1/2036	936	1,061

Pool # P50595, 6.50%, 12/1/2036	1,945	2,250

Pool # P51361, 6.50%, 12/1/2036	863	1,021

Pool # G20028, 7.50%, 12/1/2036	2,304	2,611

Pool # P50531, 6.50%, 1/1/2037	148	166

Pool # P51251, 6.50%, 1/1/2037	53	55

Pool # P50536, 6.50%, 2/1/2037	73	78

Pool # P50556, 6.50%, 6/1/2037	70	77

Pool # U90690, 3.50%, 6/1/2042	22,867	24,361

Pool # U90975, 4.00%, 6/1/2042	17,096	18,432

Pool # T65101, 4.00%, 10/1/2042	877	922

Pool # U90402, 3.50%, 11/1/2042	817	870

Pool # U90673, 4.00%, 1/1/2043	2,183	2,353

Pool # U91192, 4.00%, 4/1/2043	4,097	4,407

Pool # U91488, 3.50%, 5/1/2043	2,467	2,628

Pool # U99051, 3.50%, 6/1/2043	8,033	8,557

Pool # U99134, 4.00%, 1/1/2046	60,487	65,398

Pool # U69030, 4.50%, 1/1/2046	24,777	27,214

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

FHLMC UMBS, 30 Year

Pool # QA0149, 4.00%, 6/1/2049	13,726	14,558

Pool # QA2578, 3.50%, 9/1/2049	4,455	4,647

Pool # RA2008, 4.00%, 1/1/2050	41,682	44,914

Pool # QA7351, 3.00%, 2/1/2050 (k)	15,000	15,619

FNMA

Pool # 470623, ARM, 2.46%, 3/1/2022 (i)	7,551	7,567

Pool # 54844, ARM, 2.72%, 9/1/2027 (i)	27	27

Pool # 303532, ARM, 4.07%, 3/1/2029 (i)	18	18

Pool # 555732, ARM, 4.30%, 8/1/2033 (i)	233	243

Pool # 658481, ARM, 3.32%, 9/1/2033 (i)	256	263

Pool # 746299, ARM, 4.06%, 9/1/2033 (i)	84	88

Pool # 743546, ARM, 3.49%, 11/1/2033 (i)	265	277

Pool # 766610, ARM, 3.71%, 1/1/2034 (i)	85	89

Pool # 777132, ARM, 4.80%, 6/1/2034 (i)	287	304

Pool # 782306, ARM, 3.80%, 7/1/2034 (i)	13	13

Pool # 800422, ARM, 3.07%, 8/1/2034 (i)	248	254

Pool # 790235, ARM, 3.75%, 8/1/2034 (i)	126	131

Pool # 793062, ARM, 4.14%, 8/1/2034 (i)	54	57

Pool # 790964, ARM, 3.84%, 9/1/2034 (i)	13	13

Pool # 794792, ARM, 3.69%, 10/1/2034 (i)	89	92

Pool # 896463, ARM, 4.57%, 10/1/2034 (i)	273	290

Pool # 799912, ARM, 3.61%, 11/1/2034 (i)	52	54

Pool # 781563, ARM, 3.81%, 11/1/2034 (i)	39	41

Pool # 810896, ARM, 3.49%, 1/1/2035 (i)	1,390	1,440

Pool # 809319, ARM, 3.50%, 1/1/2035 (i)	85	89

Pool # 816594, ARM, 3.42%, 2/1/2035 (i)	44	46

Pool # 820602, ARM, 4.05%, 3/1/2035 (i)	135	141

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 745862, ARM, 4.57%, 4/1/2035 (i)	246	256

Pool # 821378, ARM, 4.14%, 5/1/2035 (i)	99	102

Pool # 823660, ARM, 4.52%, 5/1/2035 (i)	50	53

Pool # 888605, ARM, 3.88%, 7/1/2035 (i)	74	77

Pool # 832801, ARM, 3.73%, 9/1/2035 (i)	178	187

Pool # 851432, ARM, 4.95%, 10/1/2035 (i)	389	411

Pool # 849251, ARM, 4.03%, 1/1/2036 (i)	819	850

Pool # 745445, ARM, 4.12%, 1/1/2036 (i)	239	254

Pool # 920340, ARM, 4.50%, 2/1/2036 (i)	70	74

Pool # 920843, ARM, 4.49%, 3/1/2036 (i)	2,181	2,339

Pool # 868952, ARM, 4.67%, 5/1/2036 (i)	94	99

Pool # 872622, ARM, 4.42%, 6/1/2036 (i)	65	68

Pool # 872825, ARM, 4.61%, 6/1/2036 (i)	1,147	1,215

Pool # 884066, ARM, 4.75%, 6/1/2036 (i)	223	234

Pool # 892868, ARM, 4.39%, 7/1/2036 (i)	331	349

Pool # 886558, ARM, 4.11%, 8/1/2036 (i)	482	512

Pool # 745784, ARM, 4.22%, 8/1/2036 (i)	146	149

Pool # 884722, ARM, 4.52%, 8/1/2036 (i)	92	97

Pool # 898179, ARM, 3.45%, 9/1/2036 (i)	997	1,026

Pool # 920547, ARM, 3.85%, 9/1/2036 (i)	244	254

Pool # 893580, ARM, 3.88%, 9/1/2036 (i)	326	340

Pool # 886772, ARM, 3.95%, 9/1/2036 (i)	788	829

Pool # 894452, ARM, 4.07%, 9/1/2036 (i)	316	332

Pool # 894239, ARM, 3.97%, 10/1/2036 (i)	249	261

Pool # 900197, ARM, 4.27%, 10/1/2036 (i)	553	590

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	47

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 900191, ARM, 4.33%, 10/1/2036 (i)	562		599

Pool # 902818, ARM, 3.75%, 11/1/2036 (i)	59		62

Pool # 897470, ARM, 4.23%, 11/1/2036 (i)	136		145

Pool # 902955, ARM, 3.86%, 12/1/2036 (i)	454		477

Pool # 905189, ARM, 3.94%, 12/1/2036 (i)	192		202

Pool # 920954, ARM, 3.37%, 1/1/2037 (i)	353		366

Pool # 888184, ARM, 4.00%, 1/1/2037 (i)	220		232

Pool # 913984, ARM, 3.36%, 2/1/2037 (i)	410		426

Pool # 915645, ARM, 3.93%, 2/1/2037 (i)	384		406

Pool # 888307, ARM, 4.38%, 4/1/2037 (i)	466		490

Pool # 948208, ARM, 3.18%, 7/1/2037 (i)	437		450

Pool # 944096, ARM, 4.09%, 7/1/2037 (i)	69		72

Pool # 995919, ARM, 4.09%, 7/1/2037 (i)	1,142		1,201

Pool # 938346, ARM, 4.34%, 7/1/2037 (i)	295		313

Pool # 945032, ARM, 4.99%, 8/1/2037 (i)	506		540

Pool # 946362, ARM, 3.71%, 9/1/2037 (i)	213		224

Pool # 946450, ARM, 3.74%, 9/1/2037 (i)	31		31

Pool # 946260, ARM, 4.13%, 9/1/2037 (i)	183		190

Pool # 952835, ARM, 4.48%, 9/1/2037 (i)	129		137

Pool # AD0085, ARM, 3.74%, 11/1/2037 (i)	949		988

Pool # 995108, ARM, 4.21%, 11/1/2037 (i)	520		550

Pool # AD0179, ARM, 4.16%, 12/1/2037 (i)	705		745

Pool # 966946, ARM, 3.79%, 1/1/2038 (i)	154		159

FNMA UMBS, 15 Year

Pool # 889265, 5.50%, 6/1/2020	—	(j)	—	(j)

Pool # 889687, 5.50%, 6/1/2020	1		—	(j)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # 889805, 5.50%, 7/1/2020	—	(j)	—	(j)

Pool # 735911, 6.50%, 8/1/2020	1		1

Pool # 745406, 6.00%, 3/1/2021	22		23

Pool # 745502, 6.00%, 4/1/2021	8		8

Pool # 995886, 6.00%, 4/1/2021	9		9

Pool # 938569, 6.00%, 7/1/2021	1		1

Pool # AD0142, 6.00%, 8/1/2021	60		61

Pool # 890129, 6.00%, 12/1/2021	25		26

Pool # 888834, 6.50%, 4/1/2022	39		39

Pool # 889634, 6.00%, 2/1/2023	579		600

Pool # AD0364, 5.00%, 5/1/2023	46		48

Pool # 995381, 6.00%, 1/1/2024	544		569

Pool # 995425, 6.00%, 1/1/2024	188		196

Pool # 995456, 6.50%, 2/1/2024	272		286

Pool # AE0081, 6.00%, 7/1/2024	136		143

Pool # AD0133, 5.00%, 8/1/2024	205		217

FNMA UMBS, 20 Year

Pool # 254305, 6.50%, 5/1/2022	13		14

Pool # 555791, 6.50%, 12/1/2022	45		50

Pool # 889889, 6.50%, 7/1/2024	106		118

Pool # 888656, 6.50%, 4/1/2025	14		16

Pool # AE0096, 5.50%, 7/1/2025	301		326

Pool # 256311, 6.00%, 7/1/2026	215		238

Pool # 256352, 6.50%, 8/1/2026	385		429

Pool # 256803, 6.00%, 7/1/2027	297		329

Pool # 256962, 6.00%, 11/1/2027	133		147

Pool # 257007, 6.00%, 12/1/2027	415		460

Pool # 257048, 6.00%, 1/1/2028	708		783

Pool # 890222, 6.00%, 10/1/2028	517		573

Pool # AE0049, 6.00%, 9/1/2029	355		394

Pool # AO7761, 3.50%, 7/1/2032	1,063		1,122

Pool # MA1138, 3.50%, 8/1/2032	6,589		6,957

Pool # AL6238, 4.00%, 1/1/2035	15,332		16,740

FNMA UMBS, 30 Year

Pool # 70825, 8.00%, 3/1/2021	—	(j)	—	(j)

Pool # 189190, 7.50%, 11/1/2022	4		4

Pool # 50966, 7.00%, 1/1/2024	2		2

Pool # 250066, 8.00%, 5/1/2024	2		2

Pool # 250103, 8.50%, 7/1/2024	6		7

Pool # 303031, 7.50%, 10/1/2024	3		3

Pool # 308499, 8.50%, 5/1/2025	—	(j)	—	(j)

Pool # 399269, 7.00%, 4/1/2026	36		38

Pool # 689977, 8.00%, 3/1/2027	48		53

Pool # 695533, 8.00%, 6/1/2027	40		45

Pool # 313687, 7.00%, 9/1/2027	5		6

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 756024, 8.00%, 9/1/2028	79	90

Pool # 755973, 8.00%, 11/1/2028	172	200

Pool # 455759, 6.00%, 12/1/2028	20	23

Pool # 252211, 6.00%, 1/1/2029	26	29

Pool # 459097, 7.00%, 1/1/2029	27	29

Pool # 889020, 6.50%, 11/1/2029	3,584	4,004

Pool # 598559, 6.50%, 8/1/2031	85	100

Pool # 679886, 6.50%, 2/1/2032	464	518

Pool # 649734, 7.00%, 6/1/2032	42	45

Pool # 682078, 5.50%, 11/1/2032	448	509

Pool # 675555, 6.00%, 12/1/2032	201	227

Pool # AL0045, 6.00%, 12/1/2032	1,122	1,299

Pool # 683351, 5.50%, 2/1/2033	14	16

Pool # 357363, 5.50%, 3/1/2033	595	674

Pool # 674349, 6.00%, 3/1/2033	61	69

Pool # 688625, 6.00%, 3/1/2033	28	32

Pool # 688655, 6.00%, 3/1/2033	33	37

Pool # 695584, 6.00%, 3/1/2033	9	10

Pool # 254693, 5.50%, 4/1/2033	404	457

Pool # 702901, 6.00%, 5/1/2033	156	181

Pool # 720576, 5.00%, 6/1/2033	111	124

Pool # 995656, 7.00%, 6/1/2033	679	803

Pool # 723852, 5.00%, 7/1/2033	142	159

Pool # 729296, 5.00%, 7/1/2033	122	137

Pool # 720155, 5.50%, 7/1/2033	80	89

Pool # 729379, 6.00%, 8/1/2033	37	41

Pool # AA0917, 5.50%, 9/1/2033	1,512	1,673

Pool # 737825, 6.00%, 9/1/2033	73	83

Pool # 750977, 4.50%, 11/1/2033	112	123

Pool # 725027, 5.00%, 11/1/2033	330	370

Pool # 755109, 5.50%, 11/1/2033	30	33

Pool # 753174, 4.00%, 12/1/2033	413	436

Pool # 725017, 5.50%, 12/1/2033	663	761

Pool # 759424, 5.50%, 1/1/2034	63	72

Pool # 751341, 5.50%, 3/1/2034	57	63

Pool # 770405, 5.00%, 4/1/2034	826	935

Pool # 776708, 5.00%, 5/1/2034	266	298

Pool # AC1317, 4.50%, 9/1/2034	217	236

Pool # 888568, 5.00%, 12/1/2034	214	240

Pool # 810663, 5.00%, 1/1/2035	174	190

Pool # 995003, 7.50%, 1/1/2035	308	364

Pool # 995156, 7.50%, 3/1/2035	354	427

Pool # 735503, 6.00%, 4/1/2035	712	831

Pool # 827776, 5.00%, 7/1/2035	107	119

Pool # 820347, 5.00%, 9/1/2035	469	533

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 745148, 5.00%, 1/1/2036	377	428

Pool # 888417, 6.50%, 1/1/2036	2,149	2,439

Pool # 745275, 5.00%, 2/1/2036	299	338

Pool # 833629, 7.00%, 3/1/2036	18	21

Pool # 745418, 5.50%, 4/1/2036	531	610

Pool # 888016, 5.50%, 5/1/2036	705	806

Pool # 888209, 5.50%, 5/1/2036	446	512

Pool # 870770, 6.50%, 7/1/2036	37	43

Pool # 976871, 6.50%, 8/1/2036	1,345	1,539

Pool # AA0922, 6.00%, 9/1/2036	2,502	2,917

Pool # 745948, 6.50%, 10/1/2036	288	329

Pool # AA1019, 6.00%, 11/1/2036	469	549

Pool # 888476, 7.50%, 5/1/2037	244	308

Pool # 928584, 6.50%, 8/1/2037	226	262

Pool # 945870, 6.50%, 8/1/2037	248	284

Pool # 986648, 6.00%, 9/1/2037	639	751

Pool # 928670, 7.00%, 9/1/2037	384	456

Pool # 888890, 6.50%, 10/1/2037	516	609

Pool # 888707, 7.50%, 10/1/2037	1,244	1,514

Pool # 888892, 7.50%, 11/1/2037	418	502

Pool # AL0662, 5.50%, 1/1/2038	1,012	1,156

Pool # 995505, 8.00%, 1/1/2038	36	42

Pool # 929331, 6.00%, 4/1/2038	222	247

Pool # 909236, 7.00%, 9/1/2038	401	478

Pool # 890268, 6.50%, 10/1/2038	647	748

Pool # 995149, 6.50%, 10/1/2038	2,486	2,856

Pool # 934591, 7.00%, 10/1/2038	685	866

Pool # AB2869, 6.00%, 11/1/2038	481	561

Pool # 991908, 7.00%, 11/1/2038	425	504

Pool # 995504, 7.50%, 11/1/2038	355	442

Pool # 257510, 7.00%, 12/1/2038	1,267	1,556

Pool # AD0753, 7.00%, 1/1/2039	2,083	2,545

Pool # AD0780, 7.50%, 4/1/2039	1,290	1,687

Pool # AC2948, 5.00%, 9/1/2039	944	1,061

Pool # AC3740, 5.50%, 9/1/2039	813	916

Pool # AC7296, 5.50%, 12/1/2039	647	728

Pool # AD7790, 5.00%, 8/1/2040	5,161	5,807

Pool # AD9151, 5.00%, 8/1/2040	2,528	2,850

Pool # AL2059, 4.00%, 6/1/2042	11,965	13,287

Pool # AB9017, 3.00%, 4/1/2043	17,073	17,998

Pool # AT5891, 3.00%, 6/1/2043	20,096	21,333

Pool # AB9860, 3.00%, 7/1/2043	16,093	16,965

Pool # AL7527, 4.50%, 9/1/2043	9,814	10,823

Pool # AL7496, 3.50%, 5/1/2044	28,640	31,314

Pool # AX9319, 3.50%, 12/1/2044	17,810	18,834

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	49

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # AL7380, 3.50%, 2/1/2045	16,943	18,525

Pool # AS6479, 3.50%, 1/1/2046	42,217	46,160

Pool # BM3500, 4.00%, 9/1/2047	74,242	80,342

Pool # BE8344, 4.00%, 11/1/2047	8,021	8,516

Pool # BJ7248, 4.00%, 12/1/2047	7,848	8,557

Pool # BE8349, 4.00%, 1/1/2048	7,510	7,959

Pool # BJ5756, 4.00%, 1/1/2048	14,034	14,926

Pool # BJ7310, 4.00%, 1/1/2048	14,094	15,329

Pool # BJ8237, 4.00%, 1/1/2048	9,373	10,159

Pool # BJ8264, 4.00%, 1/1/2048	6,203	6,744

Pool # BM3375, 4.00%, 1/1/2048	15,078	16,393

Pool # BK1007, 4.00%, 2/1/2048	2,912	3,167

Pool # BK1134, 4.00%, 2/1/2048	15,479	16,445

Pool # BM3665, 4.00%, 3/1/2048	61,643	67,206

Pool # BE8366, 4.50%, 7/1/2048	13,549	14,634

Pool # BK7982, 5.00%, 7/1/2048	24,837	27,359

Pool # BN4733, 5.50%, 3/1/2049	1,995	2,223

Pool # BK8745, 4.50%, 4/1/2049	12,726	13,689

Pool # FM1939, 4.50%, 5/1/2049	70,923	76,147

Pool # BK8753, 4.50%, 6/1/2049	20,573	22,361

Pool # CA3713, 5.00%, 6/1/2049	15,348	16,697

Pool # BO2305, 4.00%, 7/1/2049	26,569	28,166

Pool # BO5607, 3.50%, 9/1/2049	12,714	13,262

Pool # BO1405, 4.00%, 9/1/2049	22,698	24,168

Pool # BO4392, 3.50%, 1/1/2050	17,221	18,053

FNMA, 30 Year

Pool # 535183, 8.00%, 6/1/2028	25	27

Pool # 252409, 6.50%, 3/1/2029	107	121

Pool # 653815, 7.00%, 2/1/2033	12	12

Pool # 752786, 6.00%, 9/1/2033	120	134

Pool # CA3029, 4.00%, 1/1/2049	8,658	9,587

Pool # CA5105, 3.50%, 2/1/2050	10,184	11,353

FNMA, Other

Pool # AE0136, 4.30%, 4/1/2020 (i)	1,843	1,844

Pool # AM3498, 2.01%, 6/1/2020	80,712	80,619

Pool # 465491, 4.07%, 7/1/2020	25,088	25,152

Pool # 465973, 3.59%, 10/1/2020	7,924	7,938

Pool # AM1547, 2.00%, 12/1/2020	13,452	13,512

Pool # FN0022, 3.54%, 12/1/2020 (i)	1,446	1,466

Pool # 466854, 3.70%, 12/1/2020	2,971	2,988

Pool # AL4762, 3.56%, 1/1/2021 (i)	1,376	1,395

Pool # 466836, 3.87%, 1/1/2021	9,578	9,658

Pool # FN0003, 4.31%, 1/1/2021 (i)	3,660	3,750

Pool # 467264, 4.33%, 2/1/2021	4,013	4,069

Pool # 467755, 4.25%, 4/1/2021	8,968	9,145

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 467944, 4.25%, 4/1/2021	6,816	6,946

Pool # 468243, 3.97%, 6/1/2021	5,105	5,216

Pool # 468237, 4.02%, 6/1/2021	6,009	6,143

Pool # 468381, 4.10%, 6/1/2021	5,461	5,585

Pool # 468242, 4.19%, 6/1/2021	4,414	4,518

Pool # AL0569, 4.26%, 6/1/2021 (i)	3,943	4,079

Pool # 468066, 4.30%, 6/1/2021	4,491	4,636

Pool # 468102, 4.34%, 6/1/2021	16,142	16,547

Pool # 468614, 3.86%, 7/1/2021	7,650	7,827

Pool # 468667, 3.94%, 7/1/2021	8,968	9,227

Pool # 468651, 3.99%, 7/1/2021	1,333	1,365

Pool # 468564, 4.06%, 7/1/2021	8,186	8,391

Pool # AL0602, 4.23%, 7/1/2021 (i)	4,714	4,877

Pool # 468159, 4.26%, 7/1/2021	18,546	19,046

Pool # 468699, 4.05%, 8/1/2021	1,353	1,390

Pool # 468542, 4.50%, 8/1/2021	24,662	25,451

Pool # AM6602, 2.63%, 9/1/2021	8,210	8,311

Pool # 468994, 3.85%, 9/1/2021	6,904	7,094

Pool # 468936, 3.92%, 9/1/2021	5,277	5,426

Pool # AL0905, 4.06%, 9/1/2021 (i)	5,294	5,502

Pool # 469254, 3.40%, 10/1/2021	2,781	2,849

Pool # AM7314, 2.63%, 11/1/2021	8,000	8,120

Pool # 469552, 3.43%, 11/1/2021	7,988	8,203

Pool # 469873, 3.03%, 12/1/2021	7,542	7,710

Pool # 469545, 3.31%, 12/1/2021	3,087	3,171

Pool # 470269, 2.97%, 1/1/2022	6,054	6,201

Pool # 470324, 3.03%, 1/1/2022	6,686	6,852

Pool # 470280, 3.09%, 1/1/2022	10,597	10,872

Pool # 470181, 3.20%, 1/1/2022	6,810	6,999

Pool # 470359, 3.06%, 2/1/2022	7,497	7,707

Pool # 470202, 3.14%, 2/1/2022	3,805	3,913

Pool # 470622, 2.75%, 3/1/2022	1,387	1,427

Pool # 470826, 2.97%, 3/1/2022	5,381	5,534

Pool # 470555, 3.08%, 3/1/2022	3,325	3,422

Pool # 470539, 3.14%, 3/1/2022	2,370	2,442

Pool # 470779, 3.21%, 3/1/2022	2,690	2,777

Pool # 471033, 3.08%, 4/1/2022	8,214	8,473

Pool # 471177, 2.94%, 5/1/2022	8,428	8,684

Pool # 471151, 3.02%, 5/1/2022	5,358	5,529

Pool # 471599, 2.60%, 6/1/2022	6,723	6,896

Pool # 471747, 2.76%, 6/1/2022	13,778	14,255

Pool # 471839, 2.67%, 7/1/2022	9,472	9,741

Pool # 471881, 2.67%, 7/1/2022	5,426	5,586

Pool # AM0177, 2.82%, 7/1/2022	8,665	8,936

Pool # 471284, 2.98%, 7/1/2022	18,812	19,466

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 471828, 2.65%, 8/1/2022	8,968	9,239

Pool # AM1025, 2.39%, 10/1/2022	5,187	5,336

Pool # AM0664, 2.64%, 10/1/2022	5,457	5,643

Pool # AM1196, 2.37%, 11/1/2022	3,841	3,953

Pool # AM0585, 2.38%, 11/1/2022	6,992	7,197

Pool # AM1437, 2.41%, 11/1/2022	1,261	1,300

Pool # AM1392, 2.44%, 11/1/2022	6,623	6,827

Pool # AM0806, 2.45%, 11/1/2022	12,116	12,530

Pool # AM1385, 2.55%, 11/1/2022	10,138	10,481

Pool # AM1386, 2.55%, 11/1/2022	3,241	3,351

Pool # AM1779, 2.28%, 12/1/2022	8,306	8,538

Pool # AM1476, 2.32%, 12/1/2022	3,044	3,132

Pool # AM1619, 2.34%, 12/1/2022	19,180	19,717

Pool # AM1505, 2.39%, 12/1/2022	8,543	8,805

Pool # AM0811, 2.42%, 12/1/2022	9,491	9,791

Pool # AM2111, 2.34%, 1/1/2023	11,072	11,398

Pool # AM2072, 2.37%, 1/1/2023	8,839	9,095

Pool # AM2252, 2.44%, 1/1/2023	7,997	8,252

Pool # AM2223, 2.45%, 1/1/2023	5,947	6,138

Pool # AM2333, 2.45%, 2/1/2023	11,210	11,599

Pool # AM2695, 2.49%, 3/1/2023	6,516	6,748

Pool # AM2747, 2.50%, 4/1/2023	12,555	13,033

Pool # AM3069, 2.64%, 4/1/2023	2,893	3,000

Pool # AL3594, 2.70%, 4/1/2023 (i)	4,353	4,517

Pool # AM3244, 2.52%, 5/1/2023	28,698	29,837

Pool # AM3577, 2.42%, 6/1/2023	7,266	7,526

Pool # AM3589, 2.77%, 6/1/2023	7,851	8,194

Pool # AL3876, 2.79%, 6/1/2023 (i)	14,502	15,103

Pool # AM3646, 2.64%, 7/1/2023	3,587	3,735

Pool # AM4011, 3.67%, 7/1/2023	42,150	45,312

Pool # AM3990, 3.74%, 7/1/2023	4,687	5,040

Pool # AM4170, 3.51%, 8/1/2023	9,000	9,643

Pool # AM4066, 3.59%, 8/1/2023	9,865	10,597

Pool # AM4716, 3.38%, 12/1/2023	2,944	3,146

Pool # AM4720, 3.45%, 1/1/2024	23,804	25,531

Pool # AM7024, 2.90%, 12/1/2024	8,200	8,756

Pool # AM7231, 2.92%, 12/1/2024	3,989	4,260

Pool # AM7290, 2.97%, 12/1/2024	24,155	25,849

Pool # AM7124, 3.11%, 12/1/2024	25,236	27,169

Pool # AM7682, 2.84%, 1/1/2025	34,730	36,993

Pool # AM7654, 2.86%, 1/1/2025	6,532	6,945

Pool # AM7795, 2.92%, 1/1/2025	32,952	35,223

Pool # AM7698, 2.96%, 1/1/2025	9,350	10,021

Pool # AM7664, 2.99%, 1/1/2025	10,431	11,162

Pool # AM7372, 3.05%, 1/1/2025	1,740	1,872

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 470300, 3.64%, 1/1/2025	4,673	5,128

Pool # AM8251, 2.70%, 4/1/2025	9,660	10,236

Pool # AM8846, 2.68%, 5/1/2025	6,136	6,494

Pool # AM9149, 2.63%, 6/1/2025	6,200	6,543

Pool # AM9548, 3.17%, 8/1/2025	6,800	7,377

Pool # AN0029, 3.10%, 9/1/2025	9,792	10,609

Pool # AM4660, 3.77%, 12/1/2025	26,907	29,971

Pool # AN0767, 3.18%, 1/1/2026	8,413	9,131

Pool # AN1292, 2.84%, 4/1/2026	9,073	9,718

Pool # AN1590, 2.40%, 5/1/2026	9,446	9,943

Pool # AN1413, 2.49%, 5/1/2026	21,697	22,897

Pool # AN1497, 2.61%, 6/1/2026	11,034	11,748

Pool # AN1243, 2.64%, 6/1/2026	7,998	8,520

Pool # AN1247, 2.64%, 6/1/2026	9,848	10,491

Pool # 468645, 4.54%, 7/1/2026	2,245	2,589

Pool # AN2367, 2.46%, 8/1/2026	6,334	6,684

Pool # AM6381, 3.29%, 8/1/2026	33,000	36,280

Pool # AM6392, 3.29%, 8/1/2026	11,405	12,526

Pool # 468574, 4.55%, 8/1/2026	7,598	8,696

Pool # 468573, 4.76%, 8/1/2026	8,540	9,942

Pool # 468927, 4.77%, 8/1/2026	5,435	6,329

Pool # AM6448, 3.25%, 9/1/2026	9,760	10,694

Pool # AN3076, 2.46%, 10/1/2026	25,000	26,437

Pool # AM7062, 3.44%, 10/1/2026	8,219	9,065

Pool # AM7117, 3.14%, 12/1/2026	19,631	21,451

Pool # AM7262, 3.19%, 12/1/2026	16,672	18,260

Pool # AM7011, 3.22%, 12/1/2026	2,844	3,116

Pool # AM7485, 3.24%, 12/1/2026	20,000	22,046

Pool # AM7390, 3.26%, 12/1/2026	7,570	8,309

Pool # AM7265, 3.30%, 12/1/2026	5,326	5,859

Pool # FN0029, 4.66%, 12/1/2026 (i)	9,295	10,609

Pool # AM8008, 2.94%, 2/1/2027	12,239	13,240

Pool # AM7515, 3.34%, 2/1/2027	16,000	17,622

Pool # AM8280, 2.91%, 3/1/2027	5,907	6,389

Pool # AM8529, 3.03%, 4/1/2027	16,000	17,463

Pool # AM8432, 2.79%, 5/1/2027	8,000	8,615

Pool # AM8745, 2.81%, 5/1/2027	9,689	10,425

Pool # AM8596, 2.83%, 5/1/2027	10,575	11,430

Pool # AM8598, 2.83%, 5/1/2027	11,437	12,361

Pool # AM8784, 2.89%, 5/1/2027	8,112	8,762

Pool # AM8558, 2.68%, 6/1/2027	7,881	8,434

Pool # AM8803, 2.78%, 6/1/2027	4,079	4,382

Pool # AM8765, 2.83%, 6/1/2027	7,237	7,830

Pool # AM9087, 3.00%, 6/1/2027	16,500	18,018

Pool # AM9170, 3.00%, 6/1/2027	4,596	5,005

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	51

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # AM9345, 3.25%, 7/1/2027	7,680	8,465

Pool # AN6532, 2.92%, 9/1/2027	4,991	5,434

Pool # AM9723, 3.33%, 9/1/2027	9,628	10,658

Pool # AN7048, 2.90%, 10/1/2027	6,689	7,249

Pool # AM1469, 2.96%, 11/1/2027	3,880	4,230

Pool # AN7669, 2.83%, 12/1/2027	20,254	21,968

Pool # AN8114, 3.00%, 1/1/2028	8,024	8,761

Pool # AN8048, 3.08%, 1/1/2028	40,000	43,799

Pool # AN7943, 3.10%, 1/1/2028	15,000	16,496

Pool # AN1600, 2.59%, 6/1/2028	7,516	8,028

Pool # AN9686, 3.52%, 6/1/2028	40,550	45,903

Pool # AN9486, 3.57%, 6/1/2028	26,476	30,074

Pool # AN2005, 2.73%, 7/1/2028	10,000	10,800

Pool # 387859, 3.53%, 8/1/2028	21,722	24,603

Pool # 387866, 3.53%, 8/1/2028	15,068	17,087

Pool # 387806, 3.55%, 8/1/2028	15,289	17,356

Pool # 387840, 3.65%, 8/1/2028	5,769	6,585

Pool # 387761, 3.78%, 8/1/2028	23,100	26,514

Pool # 109782, 3.55%, 9/1/2028	42,800	48,545

Pool # BL0919, 3.82%, 9/1/2028	19,504	22,422

Pool # BL0112, 3.66%, 10/1/2028	26,140	29,688

Pool # BL1040, 3.81%, 12/1/2028	42,090	48,826

Pool # BL0907, 3.88%, 12/1/2028	11,997	13,878

Pool # BL1435, 3.53%, 1/1/2029	23,495	26,726

Pool # AN4744, 3.30%, 3/1/2029	8,000	9,008

Pool # AN6106, 3.10%, 7/1/2029	5,700	6,333

Pool # AN6173, 3.12%, 7/1/2029	3,651	4,060

Pool # BL4317, 2.27%, 9/1/2029	4,875	5,125

Pool # AN6846, 2.93%, 10/1/2029	13,300	14,624

Pool # AM7018, 3.63%, 10/1/2029	2,760	3,164

Pool # BL4333, 2.52%, 11/1/2029	38,425	40,993

Pool # AM8123, 2.92%, 2/1/2030	8,068	8,883

Pool # AM7785, 3.17%, 2/1/2030	6,184	6,927

Pool # AM7516, 3.55%, 2/1/2030	13,000	14,911

Pool # AM8692, 3.03%, 4/1/2030	25,000	27,966

Pool # AM8544, 3.08%, 4/1/2030	15,359	17,147

Pool # AM8408, 3.13%, 4/1/2030	38,000	42,442

Pool # AM8321, 3.22%, 4/1/2030	10,409	11,678

Pool # AM8889, 2.92%, 5/1/2030	11,320	12,498

Pool # AM8151, 2.94%, 5/1/2030	12,000	13,311

Pool # AM8802, 3.10%, 5/1/2030	5,070	5,670

Pool # AM8807, 3.10%, 5/1/2030	15,122	16,899

Pool # AN9154, 3.64%, 5/1/2030	4,228	4,864

Pool # AM8666, 2.96%, 6/1/2030	9,413	10,383

Pool # AM9020, 2.97%, 6/1/2030	7,889	8,794

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AM9012, 3.13%, 6/1/2030	9,234	10,293

Pool # AM9154, 3.18%, 6/1/2030	9,184	10,281

Pool # AM9296, 3.15%, 7/1/2030	8,949	10,008

Pool # AM9320, 3.30%, 7/1/2030	10,054	11,466

Pool # AN9594, 3.68%, 7/1/2030	25,000	29,044

Pool # AN9876, 3.80%, 7/1/2030	18,562	21,796

Pool # AN9988, 3.85%, 7/1/2030	9,643	11,354

Pool # AN9938, 3.70%, 8/1/2030	8,233	9,576

Pool # 387883, 3.78%, 8/1/2030	35,146	41,186

Pool # AM9219, 3.35%, 9/1/2030	11,083	12,590

Pool # AM9676, 3.37%, 9/1/2030	7,439	8,469

Pool # BL0979, 4.05%, 12/1/2030	4,125	4,899

Pool # BL0853, 3.97%, 1/1/2031	16,700	19,700

Pool # AN1035, 3.21%, 3/1/2031	13,711	15,489

Pool # AH9683, 5.00%, 4/1/2031	981	1,067

Pool # AN1829, 2.90%, 6/1/2031	7,680	8,470

Pool # AN1364, 2.81%, 8/1/2031	4,618	5,062

Pool # BL4310, 2.35%, 10/1/2031	11,325	11,888

Pool # AN2625, 2.50%, 10/1/2031	9,946	10,622

Pool # AN5065, 3.34%, 4/1/2032	26,680	30,367

Pool # AN6155, 3.06%, 8/1/2032	15,000	16,596

Pool # AQ7084, 3.50%, 12/1/2032	2,325	2,461

Pool # 650236, 5.00%, 12/1/2032	5	5

Pool # AR7484, 3.50%, 2/1/2033	4,396	4,655

Pool # AT7117, 3.50%, 6/1/2033	1,789	1,895

Pool # AN9695, 3.67%, 7/1/2033	32,550	38,297

Pool # AN9950, 3.89%, 7/1/2033	9,703	11,124

Pool # 810997, 5.50%, 10/1/2034	117	121

Pool # AM7111, 3.57%, 11/1/2034	17,499	20,063

Pool # AM7122, 3.61%, 11/1/2034	8,650	9,983

Pool # AM8474, 3.45%, 4/1/2035	4,890	5,571

Pool # AM8475, 3.45%, 4/1/2035	1,984	2,260

Pool # AM9188, 3.12%, 6/1/2035	23,000	26,067

Pool # AM9532, 3.63%, 10/1/2035	3,672	4,259

Pool # AN0375, 3.76%, 12/1/2035	3,664	4,291

Pool # 256051, 5.50%, 12/1/2035	200	224

Pool # 256128, 6.00%, 2/1/2036	40	45

Pool # 880219, 7.00%, 2/1/2036	368	440

Pool # 868763, 6.50%, 4/1/2036	8	9

Pool # 907742, 7.00%, 12/1/2036	65	74

Pool # 920934, 6.50%, 1/1/2037	789	941

Pool # 888408, 6.00%, 3/1/2037	705	806

Pool # 888373, 7.00%, 3/1/2037	62	67

Pool # 888412, 7.00%, 4/1/2037	78	89

Pool # 995783, 8.00%, 11/1/2037	81	89

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 257209, 5.50%, 5/1/2038	143		161

Pool # MA0127, 5.50%, 6/1/2039	155		166

Pool # AL2606, 4.00%, 3/1/2042	1,034		1,084

Pool # AO7225, 4.00%, 7/1/2042	3,731		4,020

Pool # AO9352, 4.00%, 7/1/2042	3,753		4,047

Pool # AO9353, 4.00%, 7/1/2042	3,467		3,739

Pool # MA1125, 4.00%, 7/1/2042	4,117		4,437

Pool # MA1178, 4.00%, 9/1/2042	20,844		22,467

Pool # MA1213, 3.50%, 10/1/2042	8,555		9,108

Pool # MA1251, 3.50%, 11/1/2042	22,401		23,847

Pool # MA1253, 4.00%, 11/1/2042	16,823		18,134

Pool # AR1397, 3.00%, 1/1/2043	12,638		13,207

Pool # MA1328, 3.50%, 1/1/2043	2,852		3,036

Pool # AQ9999, 3.00%, 2/1/2043	6,958		7,271

Pool # MA1373, 3.50%, 3/1/2043	4,538		4,831

Pool # MA1404, 3.50%, 4/1/2043	13,738		14,626

Pool # AB9096, 4.00%, 4/1/2043	2,148		2,314

Pool # AB9196, 3.50%, 5/1/2043	5,797		6,171

Pool # AT4051, 3.50%, 5/1/2043	1,446		1,540

Pool # MA1437, 3.50%, 5/1/2043	16,000		17,033

Pool # AT5914, 3.50%, 6/1/2043	8,688		9,253

Pool # MA1463, 3.50%, 6/1/2043	18,730		19,940

Pool # AB9704, 4.00%, 6/1/2043	4,671		5,029

Pool # MA1711, 4.50%, 12/1/2043	21,593		23,801

Pool # AL6167, 3.50%, 1/1/2044	10,230		10,890

Pool # MA1759, 4.00%, 1/1/2044	7,291		7,859

Pool # MA1760, 4.50%, 1/1/2044	7,065		7,788

Pool # AV9286, 4.00%, 2/1/2044	4,248		4,578

Pool # MA1800, 4.00%, 2/1/2044	3,867		4,172

Pool # MA1828, 4.50%, 3/1/2044	16,647		18,343

Pool # MA2429, 4.00%, 10/1/2045	4,502		4,866

Pool # MA2565, 4.00%, 3/1/2046	6,037		6,521

Pool # BM5835, 3.00%, 9/1/2047 (k)	24,377		26,504

Pool # AD0523, 6.00%, 11/1/2048	281		302

FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 3.00%, 4/25/2049 (k)	188,000		193,313

GNMA I, 30 Year

Pool # 313110, 7.50%, 11/15/2022	—	(j)	—	(j)

Pool # 345288, 7.50%, 3/15/2023	1		1

Pool # 352108, 7.00%, 8/15/2023	1		1

Pool # 363030, 7.00%, 9/15/2023	61		64

Pool # 352022, 7.00%, 11/15/2023	3		4

Pool # 366706, 6.50%, 1/15/2024	21		23

Pool # 371281, 7.00%, 2/15/2024	17		17

Pool # 782507, 9.50%, 10/15/2024	18		19

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 780029, 9.00%, 11/15/2024	1	1

Pool # 780965, 9.50%, 12/15/2025	4	4

Pool # 442119, 7.50%, 11/15/2026	7	7

Pool # 411829, 7.50%, 7/15/2027	7	7

Pool # 554108, 6.50%, 3/15/2028	58	65

Pool # 481872, 7.50%, 7/15/2028	5	5

Pool # 468149, 8.00%, 8/15/2028	9	9

Pool # 468236, 6.50%, 9/15/2028	124	138

Pool # 486537, 7.50%, 9/15/2028	23	25

Pool # 486631, 6.50%, 10/15/2028	7	7

Pool # 466406, 6.00%, 11/15/2028	77	85

Pool # 781328, 7.00%, 9/15/2031	611	729

Pool # 569568, 6.50%, 1/15/2032	488	565

Pool # 591882, 6.50%, 7/15/2032	20	22

Pool # 607645, 6.50%, 2/15/2033	81	91

Pool # 607724, 7.00%, 2/15/2033	48	54

Pool # 783123, 5.50%, 4/15/2033	2,151	2,463

Pool # 604209, 6.50%, 4/15/2033	51	57

Pool # 614546, 5.50%, 6/15/2033	23	27

Pool # 781614, 7.00%, 6/15/2033	151	184

Pool # 781689, 5.50%, 12/15/2033	87	100

Pool # 632415, 5.50%, 7/15/2034	38	41

Pool # 574710, 5.50%, 9/15/2034	129	142

Pool # 782615, 7.00%, 6/15/2035	1,576	1,860

Pool # 782025, 6.50%, 12/15/2035	539	633

Pool # 617486, 7.00%, 4/15/2037	273	322

Pool # 782212, 7.50%, 10/15/2037	302	382

Pool # BI6868, 5.00%, 3/15/2049	7,050	7,899

Pool # BM1726, 5.00%, 3/15/2049	9,710	10,876

GNMA II, 30 Year

Pool # 1974, 8.50%, 3/20/2025	2	2

Pool # 1989, 8.50%, 4/20/2025	10	11

Pool # 2006, 8.50%, 5/20/2025	22	24

Pool # 2141, 8.00%, 12/20/2025	4	4

Pool # 2234, 8.00%, 6/20/2026	9	10

Pool # 2270, 8.00%, 8/20/2026	7	8

Pool # 2285, 8.00%, 9/20/2026	8	10

Pool # 2324, 8.00%, 11/20/2026	7	8

Pool # 2499, 8.00%, 10/20/2027	17	19

Pool # 2512, 8.00%, 11/20/2027	16	18

Pool # 2525, 8.00%, 12/20/2027	8	9

Pool # 2549, 7.50%, 2/20/2028	9	11

Pool # 2562, 6.00%, 3/20/2028	45	51

Pool # 2606, 8.00%, 6/20/2028	4	4

Pool # 2633, 8.00%, 8/20/2028	1	1

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	53

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 2646, 7.50%, 9/20/2028	29	33

Pool # 2647, 8.00%, 9/20/2028	2	3

Pool # 2781, 6.50%, 7/20/2029	544	624

Pool # 4224, 7.00%, 8/20/2038	183	212

Pool # 4245, 6.00%, 9/20/2038	3,683	4,231

Pool # 783389, 6.00%, 8/20/2039	1,830	2,075

Pool # 783444, 5.50%, 9/20/2039	970	1,089

Pool # 783967, 4.25%, 12/20/2044	6,405	6,836

Pool # AK8791, 3.75%, 7/20/2045	2,453	2,584

Pool # BD0481, 4.00%, 12/20/2047	3,425	3,592

Pool # BD0484, 4.50%, 12/20/2047	20,839	22,148

Pool # BE0207, 4.50%, 2/20/2048	6,292	6,844

Pool # BE0208, 4.50%, 2/20/2048	9,288	9,963

Pool # BE5169, 4.50%, 2/20/2048	17,678	18,923

Pool # BF2333, 5.50%, 3/20/2048	1,468	1,627

Pool # BA7567, 4.50%, 5/20/2048	7,873	8,379

Pool # BG6360, 5.00%, 5/20/2048	13,847	15,338

Pool # BF2574, 5.50%, 5/20/2048	954	1,040

Pool # BI0728, 5.00%, 7/20/2048	11,872	13,211

Pool # BD0551, 4.50%, 8/20/2048	8,120	8,691

Pool # BI5288, 5.00%, 8/20/2048	15,054	16,674

Pool # BI5289, 5.00%, 8/20/2048	24,218	26,721

Pool # AY2411, 4.25%, 9/20/2048	4,618	5,030

Pool # 784598, 5.00%, 9/20/2048	28,011	30,890

Pool # 784626, 4.50%, 10/20/2048	9,380	9,986

Pool # BK2586, 5.00%, 11/20/2048	12,349	13,363

Pool # BJ7082, 5.00%, 12/20/2048	1,153	1,268

Pool # BJ7085, 5.00%, 12/20/2048	7,882	8,607

Pool # BK7169, 5.00%, 12/20/2048	26,243	28,400

Pool # BK8878, 4.50%, 2/20/2049	7,464	7,928

Pool # BK7189, 5.00%, 2/20/2049	24,249	26,281

Pool # BJ9972, 5.50%, 2/20/2049	3,904	4,277

Pool # BK7198, 4.50%, 3/20/2049	12,001	12,917

Pool # BK7199, 5.00%, 3/20/2049	5,667	6,152

Pool # BL8042, 5.00%, 3/20/2049	12,630	13,985

Pool # BL9333, 5.00%, 3/20/2049	6,378	7,052

Pool # BG0079, 5.50%, 3/20/2049	5,568	6,097

Pool # BI6888, 5.50%, 3/20/2049	2,692	2,947

Pool # BL6756, 5.50%, 3/20/2049	1,462	1,603

Pool # BJ1322, 5.00%, 4/20/2049	8,319	9,218

Pool # BJ9622, 5.00%, 4/20/2049	6,924	7,651

Pool # BK7209, 5.00%, 4/20/2049	28,666	31,168

Pool # BL6758, 5.50%, 4/20/2049	5,937	6,501

Pool # BM9664, 4.50%, 5/20/2049	30,191	32,555

Pool # BM2188, 5.00%, 6/20/2049	1,208	1,296

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BM9683, 5.00%, 6/20/2049	54,101	58,947

Pool # BO2880, 5.00%, 6/20/2049	1,176	1,264

Pool # BN3950, 5.50%, 6/20/2049	9,545	10,463

Pool # BN2629, 4.00%, 7/20/2049	22,204	23,689

Pool # BI0926, 5.00%, 7/20/2049	1,904	2,077

Pool # BI0927, 5.00%, 7/20/2049	1,372	1,473

Pool # BM2186, 5.00%, 7/20/2049	2,208	2,409

Pool # BM2187, 5.00%, 7/20/2049	1,113	1,207

Pool # BO2871, 5.00%, 7/20/2049	889	959

Pool # BO2872, 5.00%, 7/20/2049	2,137	2,325

Pool # BO2878, 5.00%, 7/20/2049	1,304	1,420

Pool # BO2879, 5.00%, 7/20/2049	1,661	1,787

Pool # BO3162, 5.00%, 7/20/2049	78,140	87,352

Pool # BO3173, 5.00%, 7/20/2049	1,659	1,799

Pool # BO3174, 5.00%, 7/20/2049	1,536	1,653

Pool # BO3175, 5.00%, 7/20/2049	1,226	1,348

Pool # BO8226, 5.00%, 7/20/2049	1,347	1,482

Pool # BO8229, 5.00%, 7/20/2049	29,919	32,983

Pool # BO8235, 5.00%, 7/20/2049	2,089	2,253

Pool # BO8236, 5.00%, 7/20/2049	2,698	2,900

Pool # BP4243, 5.00%, 8/20/2049	18,814	20,583

Pool # BN2649, 3.50%, 9/20/2049	6,451	6,824

Pool # BM9713, 4.50%, 9/20/2049	7,947	8,582

Pool # BP4337, 4.50%, 9/20/2049	26,386	28,715

Pool # BQ3224, 4.50%, 9/20/2049	21,568	23,547

Pool # 784810, 5.00%, 9/20/2049	27,262	30,321

Pool # BM9734, 4.00%, 10/20/2049	11,734	12,409

Pool # 784847, 4.50%, 11/20/2049	38,049	41,702

Pool # BQ8694, 4.50%, 11/20/2049	1,232	1,345

Pool # BQ8696, 4.50%, 11/20/2049	1,283	1,407

Pool # BR2686, 4.50%, 11/20/2049	3,563	3,889

Pool # BR2687, 4.50%, 11/20/2049	6,546	7,177

Pool # BR2688, 4.50%, 11/20/2049	4,006	4,373

Pool # BR2689, 4.50%, 11/20/2049	5,492	5,995

Pool # BR2739, 4.50%, 11/20/2049	3,665	4,000

Pool # BR2756, 4.50%, 11/20/2049	2,822	3,094

Pool # BR2757, 4.50%, 11/20/2049	2,927	3,195

Pool # BR3820, 4.50%, 11/20/2049	1,034	1,133

Pool # BR3821, 4.50%, 11/20/2049	2,272	2,480

Pool # BS0953, 4.50%, 11/20/2049	2,429	2,651

Pool # BQ4131, 3.50%, 12/20/2049	21,142	22,232

Pool # BI0940, 4.50%, 12/20/2049	1,000	1,097

Pool # BQ3796, 4.50%, 12/20/2049	4,880	5,362

Pool # BR2730, 4.50%, 12/20/2049	1,238	1,351

Pool # BR2731, 4.50%, 12/20/2049	1,481	1,624

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # BR2732, 4.50%, 12/20/2049	2,241	2,446

Pool # BR2755, 4.50%, 12/20/2049	1,672	1,826

Pool # BR3822, 4.50%, 12/20/2049	2,606	2,857

Pool # BR3823, 4.50%, 12/20/2049	2,571	2,806

Pool # BR3824, 4.50%, 12/20/2049	4,983	5,439

Pool # BS0951, 4.50%, 12/20/2049	2,497	2,738

Pool # BS0952, 4.50%, 12/20/2049	1,922	2,107

Pool # BQ4132, 3.50%, 1/20/2050	7,832	8,285

Pool # BQ4133, 3.50%, 1/20/2050	7,740	8,255

Pool # BR1548, 3.50%, 1/20/2050	5,185	5,383

Pool # BS8380, 4.50%, 2/20/2050	9,102	10,023

GNMA II, Other

Pool # AD0858, 3.75%, 9/20/2038	652	683

Pool # 4285, 6.00%, 11/20/2038	35	39

Pool # AD0862, 3.75%, 1/20/2039	1,610	1,689

Pool # AC0973, 4.36%, 5/20/2063 (i)	1,588	1,606

Pool # 784879, 4.14%, 11/20/2069 (i)	34,037	39,562

Total Mortgage-Backed Securities (Cost $5,296,585)		5,565,434

Asset-Backed Securities — 11.1%

ABFC Trust Series 2005-AQ1, Class A4, 4.69%, 1/25/2034 ‡ (f)	1,563	1,591

Academic Loan Funding Trust Series 2013-1A, Class A, 2.43%, 12/26/2044 (b) (i)	2,465	2,434

ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023 (b)	17,632	17,743

Accelerated Assets LLC Series 2018-1, Class A, 3.87%, 12/2/2033 (b)	12,409	12,981

Air Canada Pass-Through Trust (Canada)

Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	10,186	11,092

Series 2015-1, Class A, 3.60%, 3/15/2027 (b)	4,485	4,837

Series 2017-1, Class AA, 3.30%, 1/15/2030 (b) (c)	7,942	8,586

Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	7,654	8,137

American Airlines Pass-Through Trust

Series 2011-1, Class A, 5.25%, 1/31/2021	491	506

Series 2013-2, Class A, 4.95%, 1/15/2023	1,820	1,915

Series 2014-1, Class A, 3.70%, 10/1/2026 (c)	305	331

Series 2016-2, Class A, 3.65%, 6/15/2028	1,612	1,744

Series 2016-3, Class AA, 3.00%, 10/15/2028	18,920	20,091

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-1, Class AA, 3.65%, 2/15/2029	4,476	4,921

Series 2019-1, Class AA, 3.15%, 2/15/2032	12,322	13,274

American Credit Acceptance Receivables Trust Series 2018-1, Class C, 3.55%, 4/10/2024 (b)	5,682	5,708

American Homes 4 Rent

Series 2015-SFR1, Class A, 3.47%, 4/17/2052 ‡ (b)	16,640	17,656

Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (b)	7,420	8,197

American Homes 4 Rent Trust

Series 2014-SFR2, Class A, 3.79%, 10/17/2036 ‡ (b)	11,372	12,219

Series 2014-SFR2, Class B, 4.29%, 10/17/2036 ‡ (b)	2,400	2,573

Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (b)	8,100	8,821

Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (b)	7,300	8,090

Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	9,075	9,675

Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	3,750	4,081

Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (b)	16,970	19,003

Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡ (b)	1,415	1,594

AmeriCredit Automobile Receivables Trust

Series 2017-2, Class D, 3.42%, 4/18/2023	13,550	13,890

Series 2017-4, Class C, 2.60%, 9/18/2023	18,856	19,164

AMSR Trust Series 2019-SFR1, Class E, 3.47%, 1/19/2039 ‡ (b) (i)	7,800	7,918

Aqua Finance Trust

Series 2017-A, Class A, 3.72%, 11/15/2035 (b)	13,038	13,307

Series 2019-A, Class A, 3.14%, 7/16/2040 (b)	26,226	26,648

Arivo Acceptance Auto Loan Receivables Trust Series 2019-1, Class A, 2.99%, 7/15/2024 (b)	27,595	27,746

Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (b)	24,040	24,651

B2R Mortgage Trust Series 2015-2, Class A, 3.34%, 11/15/2048 (b)	3,952	3,965

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	55

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

BMW Vehicle Owner Trust Series 2018-A, Class A3, 2.35%, 4/25/2022	23,295	23,411

British Airways Pass-Through Trust (United Kingdom)

Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	8,306	9,220

Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	13,272	14,785

Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	9,534	10,371

Business Jet Securities LLC

Series 2018-1, Class A, 4.34%, 2/15/2033 (b)	17,343	17,696

Series 2018-2, Class A, 4.45%, 6/15/2033 (b)	32,782	33,663

Series 2018-2, Class B, 5.44%, 6/15/2033 (b)	7,648	7,874

Series 2019-1, Class A, 4.21%, 7/15/2034 (b)	47,383	48,762

BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027 (b)	762	762

Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 7/17/2023	5,757	5,771

Camillo Issuer LLC

Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	39,809	39,722

Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (b)	42,971	42,971

Capital Auto Receivables Asset Trust Series 2018-1, Class A3, 2.79%, 1/20/2022 (b)	17,296	17,350

Carnow Auto Receivables Trust Series 2018-1A, Class C, 5.21%, 9/15/2023 (b)	14,000	14,421

CARS-DB4 LP

Series 2020-1A, Class A5, 3.48%, 2/15/2050 (b)	5,750	5,880

Series 2020-1A, Class A6, 3.81%, 2/15/2050 (b)	6,000	6,332

Carvana Auto Receivables Trust Series 2019-4A, Class C, 2.72%, 1/15/2025 (b)	11,000	11,241

Chase Funding Trust

Series 2003-4, Class 1A5, 5.12%, 5/25/2033 ‡ (f)	1,075	1,121

Series 2003-6, Class 1A5, 5.02%, 11/25/2034 ‡ (f)	1,421	1,503

Series 2003-6, Class 1A7, 5.02%, 11/25/2034 ‡ (f)	2,421	2,550

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CIG Auto Receivables Trust

Series 2017-1A, Class A, 2.71%, 5/15/2023 (b)	1,738	1,741

Series 2019-1A, Class C, 3.82%, 8/15/2024 (b)	3,000	3,100

Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	950	1,413

Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-UP1, Class A, 3.95%, 4/25/2032 ‡ (b) (f)	10	10

Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3, Class A, 2.39%, 12/25/2033 (i)	6	6

Colony American Finance Ltd. (Cayman Islands) Series 2016-1, Class A, 2.54%, 6/15/2048 (b)	3,032	3,036

Consumer Loan Underlying Bond Credit Trust Series 2018-P1, Class A, 3.39%, 7/15/2025 (b)	5,075	5,099

Continental Airlines Pass-Through Trust

Series 1999-2, Class A-1, 7.26%, 3/15/2020	23	23

Series 2007-1, Class A, 5.98%, 4/19/2022	2,525	2,667

COOF Securitization Trust Ltd. Series 2014-1, Class A, IO, 3.12%, 6/25/2040 ‡ (b) (i)	5,582	513

CoreVest American Finance Trust

Series 2019-2, Class B, 3.42%, 6/15/2052 ‡ (b)	5,250	5,655

Series 2019-2, Class C, 3.68%, 6/15/2052 ‡ (b)	5,526	5,993

Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	38,003	39,363

CPS Auto Receivables Trust

Series 2014-D, Class C, 4.35%, 11/16/2020 (b)	5	5

Series 2015-A, Class C, 4.00%, 2/16/2021 (b)	468	469

Series 2015-B, Class C, 4.20%, 5/17/2021 (b)	7,398	7,441

Series 2015-C, Class D, 4.63%, 8/16/2021 (b)	3,781	3,810

Series 2018-A, Class B, 2.77%, 4/18/2022 (b)	2,505	2,510

Series 2016-C, Class C, 3.27%, 6/15/2022 (b)	919	920

Series 2018-B, Class B, 3.23%, 7/15/2022 (b)	9,572	9,607

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2017-D, Class C, 3.01%, 10/17/2022 (b)	7,027	7,061

Series 2018-A, Class C, 3.05%, 12/15/2023 (b)	2,094	2,111

CPS Auto Trust

Series 2017-A, Class C, 3.31%, 12/15/2022 (b)	3,411	3,423

Series 2017-A, Class D, 4.61%, 12/15/2022 (b)	3,060	3,139

Credit Acceptance Auto Loan Trust

Series 2017-1A, Class B, 3.04%, 12/15/2025 (b)	3,436	3,443

Series 2017-1A, Class C, 3.48%, 2/17/2026 (b)	5,018	5,040

Series 2017-2A, Class C, 3.35%, 6/15/2026 (b)	5,343	5,406

Series 2018-1A, Class A, 3.01%, 2/16/2027 (b)	18,590	18,703

Series 2018-3A, Class B, 3.89%, 10/15/2027 (b)	18,903	19,641

Series 2020-1A, Class C, 2.59%, 6/15/2029 (b)	25,115	25,452

Currency Capital Funding Trust

Series 2018-1A, Class A, 5.91%, 3/17/2026 ‡ (b) (i)	69,651	69,477

Series 2018-1A, Class A2, 5.91%, 3/17/2026 ‡ (b) (i)	1,158	1,155

CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	4,991	5,941

CWABS, Inc. Asset-Backed Certificates

Series 2004-1, Class M1, 2.38%, 3/25/2034 ‡ (i)	205	206

Series 2004-1, Class M2, 2.45%, 3/25/2034 ‡ (i)	59	59

Series 2004-1, Class 3A, 2.19%, 4/25/2034 ‡ (i)	220	210

CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 2.53%, 10/25/2034 (i)	90	87

Dell Equipment Finance Trust Series 2017-2, Class B, 2.47%, 10/24/2022 (b)	7,750	7,771

Delta Air Lines Pass-Through Trust Series 2012-1, Class A, 4.75%, 5/7/2020	1,199	1,206

Diamond Resorts Owner Trust

Series 2017-1A, Class A, 3.27%, 10/22/2029 (b)	7,687	7,856

Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (b)	2,704	2,782

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Drive Auto Receivables Trust

Series 2017-3, Class C, 2.80%, 7/15/2022	757	758

Series 2017-BA, Class D, 3.72%, 10/17/2022 (b)	10,221	10,262

Series 2017-1, Class D, 3.84%, 3/15/2023	23,474	23,769

Series 2019-2, Class B, 3.17%, 11/15/2023	8,290	8,412

Series 2017-3, Class D, 3.53%, 12/15/2023 (b)	60,780	61,455

Series 2016-CA, Class D, 4.18%, 3/15/2024 (b)	19,589	19,900

Series 2018-2, Class C, 3.63%, 8/15/2024	16,904	17,015

Series 2018-3, Class D, 4.30%, 9/16/2024	31,281	32,335

Series 2019-4, Class C, 2.51%, 11/17/2025	16,130	16,413

Series 2019-1, Class D, 4.09%, 6/15/2026	15,350	15,904

Series 2019-2, Class D, 3.69%, 8/17/2026	14,220	14,688

Series 2019-4, Class D, 2.70%, 2/16/2027	10,550	10,740

DT Auto Owner Trust

Series 2018-2A, Class B, 3.43%, 5/16/2022 (b)	7,209	7,216

Series 2016-4A, Class D, 3.77%, 10/17/2022 (b)	5,784	5,814

Series 2019-2A, Class B, 2.99%, 4/17/2023 (b)	15,165	15,375

Series 2017-3A, Class D, 3.58%, 5/15/2023 (b)	10,458	10,549

Series 2017-4A, Class D, 3.47%, 7/17/2023 (b)	17,561	17,698

Series 2018-1A, Class C, 3.47%, 12/15/2023 (b)	15,940	16,012

Series 2018-1A, Class D, 3.81%, 12/15/2023 (b)	14,372	14,656

Series 2018-2A, Class D, 4.15%, 3/15/2024 (b)	18,000	18,561

Series 2019-1A, Class D, 3.87%, 11/15/2024 (b)	9,800	10,136

Elara HGV Timeshare Issuer LLC

Series 2017-A, Class B, 2.96%, 3/25/2030 (b)	4,691	4,749

Series 2017-A, Class C, 3.31%, 3/25/2030 (b)	3,167	3,207

Engs Commercial Finance Trust Series 2016-1A, Class A2, 2.63%, 2/22/2022 (b)	383	383

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	57

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Exeter Automobile Receivables Trust

Series 2016-3A, Class C, 4.22%, 6/15/2022 (b)	4,698	4,745

Series 2018-1A, Class C, 3.03%, 1/17/2023 (b)	14,015	14,107

Series 2017-3A, Class C, 3.68%, 7/17/2023 (b)	9,251	9,499

Series 2019-4A, Class C, 2.44%, 9/16/2024 (b)	33,155	33,624

Series 2019-1A, Class C, 3.82%, 12/16/2024 (b)	8,170	8,380

Series 2019-1A, Class D, 4.13%, 12/16/2024 (b)	7,600	7,869

Series 2019-3A, Class D, 3.11%, 8/15/2025 (b)	18,525	19,006

Series 2020-1A, Class D, 2.73%, 12/15/2025 (b)	22,035	22,545

Fair Square Issuance Trust Series 2020-AA, Class A, 2.90%, 9/20/2024 (b)	5,000	5,048

First Investors Auto Owner Trust

Series 2015-2A, Class D, 4.22%, 12/15/2021 (b)	2,819	2,827

Series 2017-1A, Class A2, 2.20%, 3/15/2022 (b)	508	508

Series 2017-1A, Class C, 2.95%, 4/17/2023 (b)	7,127	7,194

Flagship Credit Auto Trust

Series 2015-3, Class C, 4.65%, 3/15/2022 (b)	4,230	4,267

Series 2016-2, Class B, 3.84%, 9/15/2022 (b)	1,277	1,281

Series 2016-2, Class C, 6.22%, 9/15/2022 (b)	21,080	21,627

Series 2018-2, Class A, 2.97%, 10/17/2022 (b)	10,417	10,465

Series 2017-R, 6.05%, 10/18/2023 ‡	15,039	15,248

Series 2019-2, Class B, 2.92%, 4/15/2025 (b)	21,324	21,907

FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	86,617	93,777

Foundation Finance Trust

Series 2019-1A, Class A, 3.86%, 11/15/2034 (b)	23,980	24,708

Series 2019-1A, Class C, 5.66%, 11/15/2034 ‡ (b)	18,930	20,625

FREED ABS Trust

Series 2018-1, Class A, 3.61%, 7/18/2024 (b)	4,865	4,895

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-1, Class B, 4.56%, 7/18/2024 ‡ (b)	6,000	6,131

Series 2018-2, Class A, 3.99%, 10/20/2025 (b)	3,423	3,454

Series 2019-1, Class A, 3.42%, 6/18/2026 (b)	8,733	8,777

Series 2019-2, Class A, 2.62%, 11/18/2026 (b)	26,516	26,700

GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (i)	166	145

Genesis Sales Finance Master Trust Series 2019-AA, Class A, 4.68%, 8/20/2023 (b)	26,600	27,170

GLS Auto Receivables Issuer Trust Series 2019-1A, Class A, 3.37%, 1/17/2023 (b)	8,171	8,236

GLS Auto Receivables Trust

Series 2016-1A, Class C, 6.90%, 10/15/2021 (b)	3,950	3,999

Series 2018-2A, Class A, 3.25%, 4/18/2022 (b)	678	680

Series 2018-1A, Class A, 2.82%, 7/15/2022 (b)	1,028	1,032

GM Financial Automobile Leasing Trust Series 2018-1, Class A3, 2.61%, 1/20/2021	8,860	8,871

GMAT Trust Series 2013-1A, Class A, 6.97%, 11/25/2043 ‡ (b) (f)	20	20

Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	1,898	1,900

Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (b)	5,699	5,724

Goodgreen Series 2019-2A, Class A, 2.76%, 10/15/2054 (b)	37,748	38,733

Goodgreen Trust

Series 2016-1A, Class A, 3.23%, 10/15/2052 (b)	17,869	18,787

Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	5,115	5,428

Series 2017-2A, Class A, 3.26%, 10/15/2053 (b)	23,372	24,397

HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (b)	15,241	15,222

HERO Funding (Cayman Islands)

Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	20,657	21,735

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2018-1A, Class A2, 4.67%, 9/20/2048 (b)	26,384	28,250

HERO Funding II (Cayman Islands)

Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (b)	5,107	5,200

3.75%, 9/21/2044 ‡	10,014	9,377

Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (b)	4,461	4,572

HERO Funding Trust (Cayman Islands)

Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	8,344	8,612

Series 2016-4A, Class A1, 3.57%, 9/20/2047 (b)	2,361	2,488

Series 2016-4A, Class A2, 4.29%, 9/20/2047 (b)	4,918	5,283

Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	16,260	17,473

HERO Residual Funding (Cayman Islands) Series 2016-1R, Class A1, 4.50%, 9/21/2042 (b)	5,631	5,603

Hertz Fleet Lease Funding LP Series 2018-1, Class A2, 3.23%, 5/10/2032 (b)	12,194	12,288

Hertz Vehicle Financing II LP Series 2018-1A, Class A, 3.29%, 2/25/2024 (b)	23,659	24,752

Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	2,399	2,441

Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 1.83%, 3/25/2036 ‡ (i)	232	230

Hyundai Auto Receivables Trust Series 2018-A, Class A3, 2.79%, 7/15/2022	10,456	10,537

Kabbage Funding LLC

Series 2019-1, Class A, 3.83%, 3/15/2024 (b)	86,993	88,724

Series 2019-1, Class C, 4.61%, 3/15/2024 ‡ (b)	34,000	34,472

KGS-Alpha SBA COOF Trust

Series 2012-3, Class A, IO, 1.54%, 9/25/2026 ‡ (b) (i)	2,309	31

Series 2014-1, Class A, IO, 1.58%, 10/25/2032 ‡ (b) (i)	18,380	646

Series 2012-4, Class A, IO, 0.98%, 9/25/2037 ‡ (b) (i)	40,761	1,036

Series 2012-2, Class A, IO, 0.76%, 8/25/2038 ‡ (b) (i)	23,361	480

Series 2013-2, Class A, IO, 2.13%, 3/25/2039 ‡ (b) (i)	21,009	896

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2012-6, Class A, IO, 0.63%, 5/25/2039 ‡ (b) (i)	19,531	300

Series 2014-2, Class A, IO, 2.94%, 4/25/2040 ‡ (b) (i)	5,395	471

Series 2015-2, Class A, IO, 4.16%, 7/25/2041 ‡ (b) (i)	4,921	550

Lending Point Asset Securitization Trust Series 2020-1, Class A, 2.51%, 2/10/2026 (b)	19,350	19,381

Lendingpoint Funding Trust Series 2018-1, Class A2, 5.66%, 11/15/2024 ‡ (b) (i)	37,652	37,652

Lendmark Funding Trust

Series 2019-2A, Class A, 2.78%, 4/20/2028 (b)	17,859	18,257

Series 2019-2A, Class B, 3.22%, 4/20/2028 ‡ (b)	6,150	6,325

LL ABS Trust Series 2019-1A, Class A, 2.87%, 3/15/2027 (b)	9,919	9,948

Long Beach Mortgage Loan Trust

Series 2004-1, Class M1, 2.38%, 2/25/2034 ‡ (i)	1,369	1,356

Series 2004-3, Class M1, 2.48%, 7/25/2034 ‡ (i)	320	313

LP LMS Asset Securitization Trust

Series 2019-1A, Class A, 4.21%, 11/10/2025 (b)	30,827	30,917

Series 2020-1A, Class A, 3.97%, 2/10/2026 (b)	36,240	36,240

LV Tower 52 Issuer

Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (b)	26,056	26,149

Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (b)	9,584	9,618

Mariner Finance Issuance Trust Series 2019-AA, Class A, 2.96%, 7/20/2032 (b)	33,360	34,193

MarketPlace Loan Trust Series 2017-BS1, Class A, 3.50%, 1/18/2022 (b)	838	838

Marlette Funding Trust

Series 2017-3A, Class B, 3.01%, 12/15/2024 (b)	803	804

Series 2018-1A, Class B, 3.19%, 3/15/2028 ‡ (b)	4,306	4,315

Series 2018-2A, Class A, 3.06%, 7/17/2028 (b)	629	630

Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (b)	5,887	6,634

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	59

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Mid-State Capital Trust

Series 2010-1, Class A, 3.50%, 12/15/2045 (b)	1,512	1,551

Series 2010-1, Class M, 5.25%, 12/15/2045 ‡ (b)	2,722	2,836

MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (b)	18,211	18,924

New Century Home Equity Loan Trust Series 2003-5, Class AI6, 5.06%, 11/25/2033 ‡ (f)	1,381	1,430

NMEF Funding LLC

Series 2019-A, Class A, 2.73%, 8/17/2026 (b)	26,369	26,507

Series 2019-A, Class B, 3.06%, 8/17/2026 ‡ (b)	11,000	11,161

Octane Receivables Trust Series 2019-1A, Class A, 3.16%, 9/20/2023 (b)	32,463	32,660

OL SP LLC

Series 2018, Class A, 4.16%, 2/9/2030	3,850	3,969

Series 2018, Class B, 4.61%, 2/9/2030 ‡	1,203	1,240

OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (b)	16,601	16,653

OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (b)	25,537	26,414

OneMain Financial Issuance Trust

Series 2016-1A, Class A, 3.66%, 2/20/2029 (b)	1,133	1,134

Series 2016-1A, Class C, 6.00%, 2/20/2029 (b)	12,500	12,735

Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 6/8/2023 (b)	12,817	12,836

Oportun Funding VII LLC Series 2017-B, Class A, 3.22%, 10/10/2023 (b)	10,654	10,688

Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024 (b)	35,735	36,190

Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (b)	45,920	46,947

Orange Lake Timeshare Trust Series 2019-A, Class B, 3.36%, 4/9/2038 ‡ (b)	12,485	12,900

Pretium Mortgage Credit Partners I LLC

Series 2018-NPL4, Class A1, 4.83%, 9/25/2058 ‡ (b) (f)	13,035	13,158

Series 2019-NPL1, Class A1, 4.21%, 7/25/2060 ‡ (b) (f)	9,386	9,418

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Progress Residential Trust

Series 2015-SFR3, Class A, 3.07%, 11/12/2032 ‡ (b)	32,235	32,256

Series 2015-SFR3, Class D, 4.67%, 11/12/2032 ‡ (b)	3,041	3,046

Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (b)	4,000	4,002

Series 2017-SFR1, Class E, 4.26%, 8/17/2034 ‡ (b)	6,500	6,663

Series 2018-SFR1, Class E, 4.38%, 3/17/2035 ‡ (b)	12,400	12,654

Prosper Marketplace Issuance Trust

Series 2019-1A, Class A, 3.54%, 4/15/2025 (b)	1,997	2,006

Series 2019-3A, Class A, 3.19%, 7/15/2025 (b)	11,789	11,865

PRPM LLC Series 2020-1A, Class A1, 2.98%, 2/25/2025 (b) (f)	15,800	15,894

Purchasing Power Funding LLC

Series 2018-A, Class B, 3.58%, 8/15/2022 ‡ (b)	6,845	6,849

Series 2018-A, Class C, 3.78%, 8/15/2022 ‡ (b)	6,795	6,798

ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 4.22%, 12/27/2044 (b) (i)	24,428	24,390

Regional Management Issuance Trust Series 2018-1, Class A, 3.83%, 7/15/2027 (b)	20,770	20,950

Series 2019-1, Class A, 3.05%, 11/15/2028 (b)	21,818	22,113

Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (f)	96	39

Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	6,528	6,895

RFLF 1 Issuer LLC Series 2018-1A, Class A, 5.25%, 6/12/2022 ‡ (b)	45,000	45,000

Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041 ‡ (b)	22,469	22,469

Santander Drive Auto Receivables Trust

Series 2018-1, Class D, 3.32%, 3/15/2024	32,463	33,342

Series 2019-2, Class C, 2.90%, 10/15/2024	17,830	18,224

Series 2019-1, Class C, 3.42%, 4/15/2025	16,565	16,887

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Santander Retail Auto Lease Trust Series 2018-A, Class A3, 2.93%, 5/20/2021 (b)	21,257	21,320

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.28%, 1/25/2036 ‡ (f)	513	476

SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (b)	1,156	1,160

SoFi Professional Loan Program LLC Series 2018-A, Class A2A, 2.39%, 2/25/2042 (b)	1,471	1,475

Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030 (c)	3,893	4,181

Springleaf Funding Trust Series 2016-AA, Class B, 3.80%, 11/15/2029 (b)	16,735	16,806

Spruce ABS Trust Series 2016-E1, Class A, 4.32%, 6/15/2028 (b)	3,097	3,169

Structured Asset Securities Corp. Mortgage Pass-Through Certificates

Series 2004-6XS, Class A5A, 6.03%, 3/25/2034 ‡ (f)	671	688

Series 2004-6XS, Class A5B, 6.05%, 3/25/2034 ‡ (f)	537	551

Structured Asset Securities Corp. Pass-Through Certificates

Series 2002-AL1, Class A2, 3.45%, 2/25/2032 ‡	197	191

Series 2002-AL1, Class A3, 3.45%, 2/25/2032 ‡	480	469

Synchrony Card Funding LLC Series 2019-A2, Class A, 2.34%, 6/15/2025	47,475	48,666

Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	34,000	35,082

Tricolor Auto Securitization Trust

Series 2018-1A, Class A, 5.05%, 12/15/2020 (b)	8,506	8,539

Series 2018-2A, Class A, 3.96%, 10/15/2021 (b)	2,887	2,892

Tricon American Homes Trust

Series 2016-SFR1, Class A, 2.59%, 11/17/2033 ‡ (b)	13,999	14,120

Series 2019-SFR1, Class D, 3.20%, 3/17/2038 (b)	4,641	4,756

Series 2019-SFR1, Class E, 3.40%, 3/17/2038 ‡ (b)	11,000	11,346

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United Airlines Pass-Through Trust

Series 2013-1, Class A, 4.30%, 8/15/2025	998	1,093

Series 2016-1, Class B, 3.65%, 1/7/2026 (c)	836	875

Series 2018-1, Class B, 4.60%, 3/1/2026	3,695	3,901

Series 2014-1, Class A, 4.00%, 4/11/2026	5,892	6,453

Series 2019-2, Class B, 3.50%, 5/1/2028	12,165	12,607

Series 2016-1, Class AA, 3.10%, 7/7/2028	2,517	2,697

Series 2016-1, Class A, 3.45%, 7/7/2028	5,967	6,414

Series 2016-2, Class AA, 2.88%, 10/7/2028	1,610	1,697

Series 2018-1, Class AA, 3.50%, 3/1/2030	15,303	16,633

Series 2018-1, Class A, 3.70%, 3/1/2030	8,427	9,028

Series 2019-1, Class AA, 4.15%, 8/25/2031	14,955	16,912

Series 2019-1, Class A, 4.55%, 8/25/2031	13,520	15,523

Series 2019-2, Class AA, 2.70%, 5/1/2032	7,501	8,027

Upstart Securitization Trust Series 2018-1, Class C, 5.00%, 8/20/2025 (b)	3,797	3,830

US Auto Funding LLC

Series 2019-1A, Class A, 3.61%, 4/15/2022 (b)	23,674	23,811

Series 2018-1A, Class A, 5.50%, 7/15/2023 (b)	15,536	15,964

USASF Receivables LLC Series 2017-1, Class A, 5.75%, 9/15/2030 (b)	3,743	3,748

Vericrest Opportunity Loan Trust

Series 2019-NPL7, Class A1A, 3.18%, 10/25/2049 ‡ (b) (f)	33,523	33,613

Series 2019-NPL8, Class A1A, 3.28%, 11/25/2049 ‡ (b) (f)	33,778	33,969

Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 ‡ (b) (f)	46,400	46,691

Series 2020-NPL2, Class A1B, 3.67%, 2/25/2050 ‡ (b) (f)	23,380	23,700

Verizon Owner Trust Series 2017-3A, Class A1A, 2.06%, 4/20/2022 (b)	11,089	11,108

VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047 ‡ (b) (f)	18,214	18,247

VOLT LXXX LLC

Series 2019-NPL6, Class A1A, 3.23%, 10/25/2049 ‡ (b) (f)	10,984	11,018

Series 2019-NPL6, Class A1B, 4.09%, 10/25/2049 ‡ (b) (f)	29,200	29,598

VOLT LXXXIII LLC Series 2019-NPL9, Class A1A, 3.33%, 11/26/2049 ‡ (b) (f)	11,381	11,457

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	61

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

VOLT LXXXIV LLC Series 2019-NP10, Class A1A, 3.43%, 12/27/2049 ‡ (b) (f)	52,500	52,793

VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050 ‡ (b) (f)	32,647	32,790

VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 (b) (f)	31,192	31,328

VOLT LXXXVIII LLC Series 2020-NPL4, Class A1, 2.98%, 3/25/2050 (b) (f)	21,210	21,348

Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡ (b)	9,557	9,820

Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (b)	5,576	5,626

Westlake Automobile Receivables Trust

Series 2016-3A, Class D, 3.58%, 1/18/2022 (b)	2,736	2,739

Series 2017-1A, Class C, 2.70%, 10/17/2022 (b)	281	281

Series 2017-1A, Class D, 3.46%, 10/17/2022 (b)	8,261	8,306

Series 2018-1A, Class C, 2.92%, 5/15/2023 (b)	3,275	3,284

World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	34,790	36,041

World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	18,475	18,707

Total Asset-Backed Securities (Cost $3,688,318)		3,768,884

Collateralized Mortgage Obligations — 9.3%

ACC 1/15/2021 ‡	33,147	33,147

Acre 6.71%, 12/15/2020	42,290	42,290

Alternative Loan Trust

Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	4,596	4,736

Series 2005-J1, Class 1A4, IF, IO, 3.47%, 2/25/2035 ‡ (i)	326	8

Series 2005-1CB, Class 1A6, IF, IO, 5.47%, 3/25/2035 ‡ (i)	1,349	208

Series 2005-22T1, Class A2, IF, IO, 3.44%, 6/25/2035 ‡ (i)	5,188	812

Series 2005-20CB, Class 3A8, IF, IO, 3.12%, 7/25/2035 ‡ (i)	4,441	590

Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	1,858	1,873

Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	66	47

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-37T1, Class A2, IF, IO, 3.42%, 9/25/2035 ‡ (i)	17,929	2,715

Series 2005-54CB, Class 1A2, IF, IO, 3.22%, 11/25/2035 ‡ (i)	7,356	1,103

Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,861	1,777

Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	26	26

Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	760	759

American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (b) (i)	29	30

Antler Mortgage Trust

Series 2019-RTL1, Class A1, 4.46%, 6/27/2022 (b)	21,281	21,533

Series 2018-RTL1, Class A1, 4.34%, 7/25/2022 (b)	32,592	32,749

ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (b)	1,443	1,435

Banc of America Alternative Loan Trust

Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	9	7

Series 2005-5, Class 1CB1, 5.50%, 6/25/2035	297	301

Series 2005-9, Class CBIO, IO, 5.50%, 10/25/2035 ‡	928	160

Banc of America Funding Trust

Series 2004-1, PO, 3/25/2034 ‡	232	194

Series 2004-2, Class 1CB1, 5.75%, 9/20/2034	289	313

Series 2004-C, Class 1A1, 4.38%, 12/20/2034 (i)	303	310

Series 2005-E, Class 4A1, 4.44%, 3/20/2035 (i)	74	74

Series 2005-6, Class 2A7, 5.50%, 10/25/2035	215	211

Series 2005-7, Class 30PO, PO, 11/25/2035 ‡	215	190

Series 2005-8, Class 30PO, PO, 1/25/2036 ‡	78	61

Series 2006-1, Class XPO, PO, 1/25/2036 ‡	126	93

Banc of America Mortgage Trust Series 2003-C, Class 3A1, 5.12%, 4/25/2033 (i)	101	104

BCAP LLC Trust Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (b) (i)	419	423

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Bear Stearns ARM Trust

Series 2003-2, Class A5, 4.09%, 1/25/2033 (b) (i)	914	953

Series 2003-7, Class 3A, 4.31%, 10/25/2033 (i)	82	84

Series 2004-2, Class 14A, 4.15%, 5/25/2034 (i)	412	416

Series 2006-1, Class A1, 3.84%, 2/25/2036 (i)	1,355	1,392

CART 3.25%, 10/15/2024 ‡	11,036	10,893

Cascade Funding Mortgage Trust Series 2018-RM1, Class A1, 4.58%, 6/25/2048 (b) (f)	13,155	13,207

Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-8, Class 1P, PO, 10/25/2033 ‡	103	100

Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates Series 2004-1, Class P, PO, 2/25/2034 ‡	39	35

Chase Mortgage Finance Trust

Series 2007-A2, Class 2A1, 4.14%, 6/25/2035 (i)	432	441

Series 2007-A2, Class 1A1, 4.79%, 6/25/2035 (i)	318	326

Series 2007-A1, Class 9A1, 4.32%, 2/25/2037 (i)	264	268

Series 2007-A1, Class 1A3, 4.41%, 2/25/2037 (i)	316	323

Series 2007-A1, Class 7A1, 4.49%, 2/25/2037 (i)	90	93

Series 2007-A1, Class 2A1, 4.69%, 2/25/2037 (i)	541	563

CHL Mortgage Pass-Through Trust

Series 2004-8, Class 2A1, 4.50%, 6/25/2019	13	13

Series 2002-18, PO, 11/25/2032 ‡	91	86

Series 2004-3, Class A26, 5.50%, 4/25/2034	244	253

Series 2004-3, Class A4, 5.75%, 4/25/2034	166	173

Series 2004-HYB1, Class 2A, 3.59%, 5/20/2034 (i)	83	85

Series 2004-HYB3, Class 2A, 3.85%, 6/20/2034 (i)	514	523

Series 2004-7, Class 2A1, 4.54%, 6/25/2034 (i)	58	61

Series 2004-5, Class 1A4, 5.50%, 6/25/2034	1,054	1,092

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-HYB6, Class A3, 3.93%, 11/20/2034 (i)	311	323

Series 2005-14, Class A2, 5.50%, 7/25/2035	185	163

Series 2005-16, Class A23, 5.50%, 9/25/2035	91	84

Series 2005-22, Class 2A1, 3.57%, 11/25/2035 (i)	1,254	1,154

Citicorp Mortgage Securities Trust

Series 2006-1, Class 2A1, 5.00%, 2/25/2021	16	16

Series 2006-4, Class 1A2, 6.00%, 8/25/2036	463	476

Citigroup Global Markets Mortgage Securities VII, Inc.

Series 2003-UP2, Class PO1, PO, 6/25/2033 ‡	1	1

Series 2003-HYB1, Class A, 4.24%, 9/25/2033 (i)	481	494

Citigroup Mortgage Loan Trust

Series 2009-10, Class 1A1, 4.33%, 9/25/2033 (b) (i)	1,639	1,680

Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (i)	3,693	3,937

Citigroup Mortgage Loan Trust, Inc.

Series 2003-1, Class PO3, PO, 9/25/2033 ‡	38	36

Series 2003-UP3, Class A3, 7.00%, 9/25/2033	27	28

Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	32	31

Series 2003-1, Class PO2, PO, 10/25/2033 ‡	30	27

Series 2003-1, Class 2A5, 5.25%, 10/25/2033	182	186

Series 2004-UST1, Class A6, 4.58%, 8/25/2034 (i)	123	122

Series 2005-1, Class 2A1A, 2.73%, 2/25/2035 (i)	192	167

Series 2005-2, Class 2A11, 5.50%, 5/25/2035	903	927

Series 2005-5, Class 1A2, 3.97%, 8/25/2035 (i)	567	461

Conix Mortgage Asset Trust Series 2013-1, Class A, 12/25/2047 ‡ (l)	8,628	136

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	63

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Credit Suisse First Boston Mortgage Securities Corp.

Series 2004-5, Class 3A1, 5.25%, 8/25/2019	82		75

Series 2003-1, Class DB1, 6.73%, 2/25/2033 (i)	591		612

Series 2003-AR15, Class 3A1, 4.16%, 6/25/2033 (i)	204		207

Series 2003-21, Class 1A4, 5.25%, 9/25/2033	411		420

Series 2003-23, Class 1P, PO, 10/25/2033 ‡	350		303

CSFB Mortgage-Backed Pass-Through Certificates

Series 2003-27, Class 5A3, 5.25%, 11/25/2033	488		503

Series 2003-27, Class 5A4, 5.25%, 11/25/2033	290		296

Series 2004-4, Class 2A4, 5.50%, 9/25/2034	339		354

Series 2004-8, Class 1A4, 5.50%, 12/25/2034	774		809

Series 2005-9, Class AP, PO, 10/25/2035 ‡	136		111

Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 ‡	1,586		18

Series 2005-10, Class AP, PO, 11/25/2035 ‡	70		51

CSMA SFR 4/25/2023 ‡	52,282		52,282

CSMA SFR Holdings II 7/25/2023 ‡	47,607		47,559

CSMC Series 2010-17R, Class 1A1, 4.07%, 6/26/2036 (b) (i)	77		77

CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (b)	5,579		7,419

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 1A1, 4.29%, 6/25/2020 (i)	144		144

DT Asset Trust 5.84%, 12/16/2022	21,900		21,922

FHLMC — GNMA

Series 8, Class ZA, 7.00%, 3/25/2023	42		44

Series 24, Class ZE, 6.25%, 11/25/2023	35		38

Series 29, Class L, 7.50%, 4/25/2024	244		263

FHLMC, Reference REMIC

Series R006, Class ZA, 6.00%, 4/15/2036	2,556		3,039

Series R007, Class ZA, 6.00%, 5/15/2036	3,385		4,010

FHLMC, REMIC

Series 2347, Class VP, 6.50%, 3/15/2020	—	(j)	—	(j)

Series 1807, Class G, 9.00%, 10/15/2020	—	(j)	—	(j)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 1065, Class J, 9.00%, 4/15/2021	—	(j)	—	(j)

Series 1084, Class F, 2.61%, 5/15/2021 (i)	—	(j)	—	(j)

Series 1079, Class S, HB, IF, 28.36%, 5/15/2021 (i)	—	(j)	—	(j)

Series 1084, Class S, HB, IF, 37.76%, 5/15/2021 (i)	—	(j)	—	(j)

Series 1116, Class I, 5.50%, 8/15/2021	—	(j)	—	(j)

Series 1144, Class KB, 8.50%, 9/15/2021	5		6

Series 3688, Class CU, 6.99%, 11/15/2021 (i)	79		80

Series 1196, Class B, HB, IF, 1,104.54%, 1/15/2022 (i)	—	(j)	—	(j)

Series 3284, Class CB, 5.00%, 3/15/2022	63		63

Series 1206, Class IA, 7.00%, 3/15/2022	2		2

Series 1250, Class J, 7.00%, 5/15/2022	3		3

Series 1343, Class LB, 7.50%, 8/15/2022	6		6

Series 1343, Class LA, 8.00%, 8/15/2022	14		15

Series 1370, Class JA, 2.81%, 9/15/2022 (i)	8		9

Series 2512, Class PG, 5.50%, 10/15/2022	219		228

Series 1455, Class WB, IF, 3.84%, 12/15/2022 (i)	9		9

Series 2535, Class BK, 5.50%, 12/15/2022	70		72

Series 1470, Class F, 2.04%, 2/15/2023 (i)	1		1

Series 1466, Class PZ, 7.50%, 2/15/2023	74		78

Series 2586, Class HD, 5.50%, 3/15/2023	799		837

Series 1498, Class I, 2.81%, 4/15/2023 (i)	50		51

Series 2595, Class HC, 5.50%, 4/15/2023	1,019		1,067

Series 1502, Class PX, 7.00%, 4/15/2023	78		83

Series 1491, Class I, 7.50%, 4/15/2023	15		16

Series 1798, Class F, 5.00%, 5/15/2023	79		82

Series 1505, Class Q, 7.00%, 5/15/2023	9		9

Series 1518, Class G, IF, 7.32%, 5/15/2023 (i)	35		38

Series 204, Class E, HB, IF, 1,558.75%, 5/15/2023 (i)	—	(j)	—	(j)

Series 2033, Class J, 5.60%, 6/15/2023	172		181

Series 1541, Class O, 1.18%, 7/15/2023 (i)	35		35

Series 2638, Class DS, IF, 6.94%, 7/15/2023 (i)	55		58

Series 1541, Class M, HB, IF, 23.41%, 7/15/2023 (i)	7		9

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 1570, Class F, 2.54%, 8/15/2023 (i)	2	2

Series 1608, Class L, 6.50%, 9/15/2023	243	260

Series 1573, Class PZ, 7.00%, 9/15/2023	59	63

Series 2571, Class SK, HB, IF, 27.35%, 9/15/2023 (i)	27	37

Series 1591, Class PV, 6.25%, 10/15/2023	35	38

Series 1602, Class SA, IF, 17.30%, 10/15/2023 (i)	31	37

Series 2709, Class PG, 5.00%, 11/15/2023	1,065	1,119

Series 2710, Class HB, 5.50%, 11/15/2023	232	240

Series 1642, Class PJ, 6.00%, 11/15/2023	94	100

Series 2720, Class PC, 5.00%, 12/15/2023	111	116

Series 1983, Class Z, 6.50%, 12/15/2023	59	63

Series 2283, Class K, 6.50%, 12/15/2023	75	80

Series 1658, Class GZ, 7.00%, 1/15/2024	35	37

Series 1700, Class GA, PO, 2/15/2024	19	19

Series 1865, Class D, PO, 2/15/2024	52	51

Series 1671, Class L, 7.00%, 2/15/2024	14	15

Series 1671, Class QC, IF, 10.00%, 2/15/2024 (i)	19	22

Series 1686, Class SH, IF, 15.47%, 2/15/2024 (i)	4	5

Series 1709, Class FA, 0.90%, 3/15/2024 (i)	3	3

Series 1699, Class FC, 2.28%, 3/15/2024 (i)	6	6

Series 1695, Class EB, 7.00%, 3/15/2024	30	32

Series 1706, Class K, 7.00%, 3/15/2024	175	188

Series 2033, Class SN, HB, IF, 26.78%, 3/15/2024 (i)	19	4

Series 1720, Class PL, 7.50%, 4/15/2024	103	110

Series 2306, Class K, PO, 5/15/2024	27	26

Series 2306, Class SE, IF, IO, 8.85%, 5/15/2024 (i)	64	9

Series 1737, Class L, 6.00%, 6/15/2024	114	122

Series 1745, Class D, 7.50%, 8/15/2024	38	41

Series 3614, Class QB, 4.00%, 12/15/2024	1,359	1,419

Series 2903, Class Z, 5.00%, 12/15/2024	325	346

Series 2967, Class S, HB, IF, 24.70%, 4/15/2025 (i)	100	127

Series 3684, Class CY, 4.50%, 6/15/2025	4,682	4,947

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3022, Class SX, IF, 12.73%, 8/15/2025 (i)	43	51

Series 3051, Class DP, HB, IF, 20.73%, 10/15/2025 (i)	125	172

Series 3793, Class AB, 3.50%, 1/15/2026	4,498	4,724

Series 3659, Class VE, 5.00%, 3/15/2026	418	418

Series 1829, Class ZB, 6.50%, 3/15/2026	15	16

Series 1863, Class Z, 6.50%, 7/15/2026	117	126

Series 1890, Class H, 7.50%, 9/15/2026	20	23

Series 1899, Class ZE, 8.00%, 9/15/2026	51	59

Series 1927, Class ZA, 6.50%, 1/15/2027	87	96

Series 1927, Class PH, 7.50%, 1/15/2027	141	161

Series 1963, Class Z, 7.50%, 1/15/2027	51	59

Series 1935, Class FL, 2.36%, 2/15/2027 (i)	4	4

Series 1981, Class Z, 6.00%, 5/15/2027	112	122

Series 1970, Class PG, 7.25%, 7/15/2027	6	7

Series 1987, Class PE, 7.50%, 9/15/2027	46	53

Series 2019, Class Z, 6.50%, 12/15/2027	65	72

Series 2038, Class PN, IO, 7.00%, 3/15/2028	81	13

Series 2040, Class PE, 7.50%, 3/15/2028	247	287

Series 2054, Class PV, 7.50%, 5/15/2028	87	100

Series 2063, Class PG, 6.50%, 6/15/2028	130	146

Series 2064, Class TE, 7.00%, 6/15/2028	15	18

Series 2070, Class C, 6.00%, 7/15/2028	70	78

Series 2075, Class PM, 6.25%, 8/15/2028	276	306

Series 2075, Class PH, 6.50%, 8/15/2028	258	293

Series 2086, Class GB, 6.00%, 9/15/2028	51	57

Series 2089, Class PJ, IO, 7.00%, 10/15/2028	102	11

Series 2095, Class PE, 6.00%, 11/15/2028	229	257

Series 2106, Class ZD, 6.00%, 12/15/2028	454	509

Series 2388, Class FB, 2.26%, 1/15/2029 (i)	103	103

Series 2110, Class PG, 6.00%, 1/15/2029	595	671

Series 2125, Class JZ, 6.00%, 2/15/2029	133	145

Series 2126, Class CB, 6.25%, 2/15/2029	667	742

Series 2132, Class SB, HB, IF, 23.38%, 3/15/2029 (i)	16	26

Series 2141, IO, 7.00%, 4/15/2029	9	1

Series 2169, Class TB, 7.00%, 6/15/2029	516	593

Series 2163, Class PC, IO, 7.50%, 6/15/2029	43	5

Series 2172, Class QC, 7.00%, 7/15/2029	285	333

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	65

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2176, Class OJ, 7.00%, 8/15/2029	132	153

Series 3800, Class AI, IO, 4.00%, 11/15/2029	631	15

Series 2196, Class TL, 7.50%, 11/15/2029	1	1

Series 2201, Class C, 8.00%, 11/15/2029	109	125

Series 2204, Class GB, 8.00%, 12/20/2029 (i)	7	7

Series 2208, Class PG, 7.00%, 1/15/2030	277	325

Series 2209, Class TC, 8.00%, 1/15/2030	71	84

Series 2210, Class Z, 8.00%, 1/15/2030	266	321

Series 2224, Class CB, 8.00%, 3/15/2030	60	72

Series 3654, Class DC, 5.00%, 4/15/2030	6,098	7,021

Series 2230, Class Z, 8.00%, 4/15/2030	80	95

Series 2234, Class PZ, 7.50%, 5/15/2030	62	74

Series 2247, Class Z, 7.50%, 8/15/2030	63	73

Series 2256, Class MC, 7.25%, 9/15/2030	143	171

Series 2259, Class ZM, 7.00%, 10/15/2030	182	214

Series 2262, Class Z, 7.50%, 10/15/2030	19	22

Series 2271, Class PC, 7.25%, 12/15/2030	198	234

Series 2296, Class PD, 7.00%, 3/15/2031	108	127

Series 2313, Class LA, 6.50%, 5/15/2031	42	47

Series 2325, Class PM, 7.00%, 6/15/2031	95	112

Series 2359, Class ZB, 8.50%, 6/15/2031	221	269

Series 2333, Class HC, 6.00%, 7/15/2031	82	94

Series 2332, Class ZH, 7.00%, 7/15/2031	218	258

Series 2344, Class ZD, 6.50%, 8/15/2031	1,353	1,559

Series 2344, Class ZJ, 6.50%, 8/15/2031	151	168

Series 2345, Class NE, 6.50%, 8/15/2031	95	111

Series 2351, Class PZ, 6.50%, 8/15/2031	123	139

Series 2367, Class ME, 6.50%, 10/15/2031	123	137

Series 2399, Class OH, 6.50%, 1/15/2032	164	191

Series 2399, Class TH, 6.50%, 1/15/2032	188	220

Series 2418, Class FO, 2.56%, 2/15/2032 (i)	525	531

Series 2475, Class S, IF, IO, 6.34%, 2/15/2032 (i)	545	103

Series 2410, Class OE, 6.38%, 2/15/2032	133	145

Series 2410, Class NG, 6.50%, 2/15/2032	221	258

Series 2420, Class XK, 6.50%, 2/15/2032	264	308

Series 2410, Class QX, IF, IO, 6.99%, 2/15/2032 (i)	115	27

Series 2412, Class SP, IF, 12.78%, 2/15/2032 (i)	313	408

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2410, Class QS, IF, 15.19%, 2/15/2032 (i)	277	424

Series 2444, Class ES, IF, IO, 6.29%, 3/15/2032 (i)	231	45

Series 2450, Class SW, IF, IO, 6.34%, 3/15/2032 (i)	151	28

Series 2423, Class TB, 6.50%, 3/15/2032	348	389

Series 2430, Class WF, 6.50%, 3/15/2032	353	417

Series 2423, Class MC, 7.00%, 3/15/2032	202	239

Series 2423, Class MT, 7.00%, 3/15/2032	246	292

Series 2434, Class ZA, 6.50%, 4/15/2032	783	877

Series 2435, Class CJ, 6.50%, 4/15/2032	578	674

Series 2441, Class GF, 6.50%, 4/15/2032	85	99

Series 2434, Class TC, 7.00%, 4/15/2032	425	501

Series 2436, Class MC, 7.00%, 4/15/2032	143	164

Series 2455, Class GK, 6.50%, 5/15/2032	255	300

Series 2450, Class GZ, 7.00%, 5/15/2032	229	275

Series 2458, Class ZM, 6.50%, 6/15/2032	234	264

Series 2466, Class DH, 6.50%, 6/15/2032	149	167

Series 2466, Class PH, 6.50%, 6/15/2032	281	328

Series 2474, Class NR, 6.50%, 7/15/2032	280	317

Series 2484, Class LZ, 6.50%, 7/15/2032	356	425

Series 3393, Class JO, PO, 9/15/2032	896	863

Series 2500, Class MC, 6.00%, 9/15/2032	342	398

Series 2835, Class QO, PO, 12/15/2032	46	42

Series 2571, Class FY, 2.41%, 12/15/2032 (i)	329	333

Series 2543, Class YX, 6.00%, 12/15/2032	666	757

Series 2544, Class HC, 6.00%, 12/15/2032	343	394

Series 2571, Class SY, IF, 14.62%, 12/15/2032 (i)	194	277

Series 2552, Class ME, 6.00%, 1/15/2033	413	483

Series 2567, Class QD, 6.00%, 2/15/2033	348	408

Series 2575, Class ME, 6.00%, 2/15/2033	1,537	1,776

Series 2596, Class QG, 6.00%, 3/15/2033	269	299

Series 2586, Class WI, IO, 6.50%, 3/15/2033	172	34

Series 2631, Class SA, IF, 11.81%, 6/15/2033 (i)	611	794

Series 2653, Class PZ, 5.00%, 7/15/2033	3,827	4,322

Series 2642, Class SL, IF, 5.97%, 7/15/2033 (i)	4	5

Series 2692, Class SC, IF, 9.97%, 7/15/2033 (i)	209	270

Series 4238, Class WY, 3.00%, 8/15/2033	4,297	4,584

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2671, Class S, IF, 11.72%, 9/15/2033 (i)	161	221

Series 2733, Class SB, IF, 6.52%, 10/15/2033 (i)	4,758	5,460

Series 2780, Class SY, IF, 12.85%, 11/15/2033 (i)	84	113

Series 2722, Class PF, 2.26%, 12/15/2033 (i)	1,428	1,427

Series 3920, Class LP, 5.00%, 1/15/2034	2,194	2,514

Series 2744, Class PE, 5.50%, 2/15/2034	29	30

Series 2802, Class OH, 6.00%, 5/15/2034	1,115	1,241

Series 2990, Class SL, IF, 18.41%, 6/15/2034 (i)	351	443

Series 3611, PO, 7/15/2034	909	847

Series 3305, Class MG, IF, 3.88%, 7/15/2034 (i)	353	381

Series 2990, Class GO, PO, 2/15/2035	279	254

Series 2929, Class MS, HB, IF, 20.86%, 2/15/2035 (i)	353	511

Series 3077, Class TO, PO, 4/15/2035	402	384

Series 2968, Class EH, 6.00%, 4/15/2035	9,187	10,705

Series 2981, Class FA, 2.06%, 5/15/2035 (i)	460	460

Series 2988, Class AF, 1.96%, 6/15/2035 (i)	600	597

Series 2990, Class WP, IF, 12.70%, 6/15/2035 (i)	14	19

Series 3014, Class OD, PO, 8/15/2035	62	56

Series 3085, Class WF, 2.46%, 8/15/2035 (i)	458	464

Series 3029, Class SO, PO, 9/15/2035	168	162

Series 3064, Class SG, IF, 14.47%, 11/15/2035 (i)	276	409

Series 3101, Class UZ, 6.00%, 1/15/2036	1,049	1,210

Series 3102, Class HS, IF, 18.49%, 1/15/2036 (i)	67	100

Series 3117, Class AO, PO, 2/15/2036	635	596

Series 3117, Class EO, PO, 2/15/2036	233	214

Series 3117, Class OG, PO, 2/15/2036	207	194

Series 3117, Class OK, PO, 2/15/2036	203	187

Series 3122, Class OH, PO, 3/15/2036	391	362

Series 3122, Class OP, PO, 3/15/2036	364	342

Series 3134, PO, 3/15/2036	56	53

Series 3122, Class ZB, 6.00%, 3/15/2036	22	37

Series 3138, PO, 4/15/2036	285	261

Series 3147, PO, 4/15/2036	755	710

Series 3607, Class AO, PO, 4/15/2036	556	502

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3607, Class BO, PO, 4/15/2036	1,019	948

Series 3137, Class XP, 6.00%, 4/15/2036	667	788

Series 3219, Class DI, IO, 6.00%, 4/15/2036	557	118

Series 3819, Class ZQ, 6.00%, 4/15/2036	5,546	6,552

Series 3149, Class SO, PO, 5/15/2036	121	107

Series 3151, PO, 5/15/2036	303	279

Series 3153, Class EO, PO, 5/15/2036	429	389

Series 3233, Class OP, PO, 5/15/2036	82	76

Series 3998, Class GF, 2.11%, 5/15/2036 (i)	3,173	3,179

Series 3710, Class FL, 2.16%, 5/15/2036 (i)	356	356

Series 3171, Class MO, PO, 6/15/2036	769	717

Series 3164, Class MG, 6.00%, 6/15/2036	152	172

Series 3523, Class SD, IF, 15.10%, 6/15/2036 (i)	167	228

Series 3179, Class OA, PO, 7/15/2036	210	195

Series 3194, Class SA, IF, IO, 5.44%, 7/15/2036 (i)	87	19

Series 3181, Class AZ, 6.50%, 7/15/2036	810	939

Series 3195, Class PD, 6.50%, 7/15/2036	620	714

Series 3200, PO, 8/15/2036	284	265

Series 3202, Class HI, IF, IO, 4.99%, 8/15/2036 (i)	4,319	772

Series 3200, Class AY, 5.50%, 8/15/2036	1,300	1,505

Series 3645, Class KZ, 5.50%, 8/15/2036	464	536

Series 3213, Class OA, PO, 9/15/2036	161	145

Series 3218, Class AO, PO, 9/15/2036	135	114

Series 3225, Class EO, PO, 10/15/2036	339	314

Series 3232, Class ST, IF, IO, 5.04%, 10/15/2036 (i)	442	66

Series 3704, Class DT, 7.50%, 11/15/2036	4,435	5,407

Series 3256, PO, 12/15/2036	172	157

Series 3704, Class CT, 7.00%, 12/15/2036	10,358	12,517

Series 3704, Class ET, 7.50%, 12/15/2036	3,695	4,557

Series 3261, Class OA, PO, 1/15/2037	183	167

Series 3260, Class CS, IF, IO, 4.48%, 1/15/2037 (i)	286	53

Series 3274, Class JO, PO, 2/15/2037	52	49

Series 3510, Class OD, PO, 2/15/2037	484	445

Series 3275, Class FL, 2.10%, 2/15/2037 (i)	331	331

Series 3274, Class B, 6.00%, 2/15/2037	376	419

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	67

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 3286, PO, 3/15/2037	66	65

Series 3290, Class SB, IF, IO, 4.79%, 3/15/2037 (i)	486	88

Series 3443, Class SY, IF, 9.00%, 3/15/2037 (i)	166	203

Series 3373, Class TO, PO, 4/15/2037	199	181

Series 3302, Class UT, 6.00%, 4/15/2037	510	597

Series 3316, PO, 5/15/2037	327	316

Series 3318, Class AO, PO, 5/15/2037	12	11

Series 3607, PO, 5/15/2037	1,887	1,721

Series 3315, Class HZ, 6.00%, 5/15/2037	548	607

Series 3326, Class JO, PO, 6/15/2037	35	32

Series 3331, PO, 6/15/2037	184	171

Series 3607, Class OP, PO, 7/15/2037	1,627	1,453

Series 4032, Class TO, PO, 7/15/2037	2,582	2,457

Series 4048, Class FJ, 2.18%, 7/15/2037 (i)	6,429	6,418

Series 3344, Class SL, IF, IO, 4.94%, 7/15/2037 (i)	367	64

Series 3365, PO, 9/15/2037	260	234

Series 3371, Class FA, 2.26%, 9/15/2037 (i)	132	133

Series 3387, Class SA, IF, IO, 4.76%, 11/15/2037 (i)	2,049	383

Series 3383, Class SA, IF, IO, 4.79%, 11/15/2037 (i)	1,366	270

Series 3404, Class SC, IF, IO, 4.34%, 1/15/2038 (i)	2,525	521

Series 3422, Class SE, IF, 13.30%, 2/15/2038 (i)	99	123

Series 3423, Class PB, 5.50%, 3/15/2038	2,145	2,470

Series 3424, Class PI, IF, IO, 5.14%, 4/15/2038 (i)	1,094	168

Series 3453, Class B, 5.50%, 5/15/2038	277	312

Series 3455, Class SE, IF, IO, 4.54%, 6/15/2038 (i)	1,028	175

Series 3461, Class LZ, 6.00%, 6/15/2038	115	133

Series 3461, Class Z, 6.00%, 6/15/2038	2,967	3,401

Series 3481, Class SJ, IF, IO, 4.19%, 8/15/2038 (i)	1,838	341

Series 3895, Class WA, 5.70%, 10/15/2038 (i)	932	1,033

Series 3501, Class CB, 5.50%, 1/15/2039	1,474	1,700

Series 3546, Class A, 3.92%, 2/15/2039 (i)	494	508

Series 3511, Class SA, IF, IO, 4.34%, 2/15/2039 (i)	744	143

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4095, Class FB, 2.06%, 4/15/2039 (i)	2,556	2,567

Series 4087, Class FA, 2.11%, 5/15/2039 (i)	2,176	2,179

Series 3531, Class SM, IF, IO, 4.44%, 5/15/2039 (i)	169	26

Series 3531, Class SA, IF, IO, 4.64%, 5/15/2039 (i)	931	73

Series 3549, Class FA, 2.86%, 7/15/2039 (i)	231	236

Series 3680, Class MA, 4.50%, 7/15/2039	3,963	4,235

Series 4073, Class MF, 2.11%, 8/15/2039 (i)	586	588

Series 4219, Class JA, 3.50%, 8/15/2039	3,079	3,176

Series 3607, Class TO, PO, 10/15/2039	904	822

Series 3795, Class EI, IO, 5.00%, 10/15/2039	1,967	166

Series 3608, Class SC, IF, IO, 4.59%, 12/15/2039 (i)	784	148

Series 3621, Class BO, PO, 1/15/2040	829	768

Series 3802, Class LS, IF, IO, 2.22%, 1/15/2040 (i)	5,473	320

Series 3632, Class BS, IF, 11.97%, 2/15/2040 (i)	2,669	3,716

Series 3966, Class BF, 2.16%, 10/15/2040 (i)	1,047	1,048

Series 3740, Class SB, IF, IO, 4.34%, 10/15/2040 (i)	3,612	648

Series 3740, Class SC, IF, IO, 4.34%, 10/15/2040 (i)	2,738	468

Series 3801, Class GB, 4.50%, 11/15/2040	1,072	1,256

Series 3779, Class GZ, 4.50%, 12/15/2040	13,567	14,738

Series 3779, Class Z, 4.50%, 12/15/2040	36,486	41,144

Series 3860, Class PZ, 5.00%, 5/15/2041	11,409	13,801

Series 3852, Class QN, IF, 5.50%, 5/15/2041 (i)	2,021	2,203

Series 3852, Class TP, IF, 5.50%, 5/15/2041 (i)	5,873	6,580

Series 4048, Class FB, 2.06%, 10/15/2041 (i)	5,546	5,553

Series 3957, Class B, 4.00%, 11/15/2041	4,327	4,737

Series 3966, Class NA, 4.00%, 12/15/2041	2,701	3,011

Series 4012, Class FN, 2.16%, 3/15/2042 (i)	6,660	6,662

Series 4077, Class FB, 2.16%, 7/15/2042 (i)	3,215	3,230

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 4217, Class KY, 3.00%, 6/15/2043	1,794		1,990

Series 4257, Class DZ, 2.50%, 10/15/2043	5,736		5,977

Series 4374, Class NC, 3.75%, 2/15/2046 (f)	2,863		2,889

Series 3688, Class GT, 7.35%, 11/15/2046 (i)	5,069		6,120

Series 4784, Class NZ, 4.00%, 5/15/2048	4,304		4,814

Series 4822, Class Z, 4.00%, 5/15/2048	16,286		18,354

Series 4809, Class KZ, 4.00%, 6/15/2048	20,308		22,729

Series 4818, Class DZ, 4.00%, 6/15/2048	15,979		17,781

Series 4807, Class EZ, 4.00%, 7/15/2048	8,283		9,372

Series 4809, Class ZM, 4.00%, 7/15/2048	32,065		36,434

Series 4822, Class ZB, 4.00%, 7/15/2048	9,209		10,351

Series 4838, Class KZ, 4.00%, 9/15/2048	10,582		11,746

Series 4837, Class ZB, 4.00%, 10/15/2048	8,730		9,977

FHLMC, STRIPS

Series 243, Class 16, IO, 4.50%, 11/15/2020	4		—	(j)

Series 243, Class 17, IO, 4.50%, 12/15/2020	1		—	(j)

Series 134, Class B, IO, 9.00%, 4/1/2022	—	(j)	—	(j)

Series 197, PO, 4/1/2028	466		444

Series 233, Class 11, IO, 5.00%, 9/15/2035	1,008		197

Series 233, Class 12, IO, 5.00%, 9/15/2035	854		162

Series 233, Class 13, IO, 5.00%, 9/15/2035	1,610		311

Series 239, Class S30, IF, IO, 6.04%, 8/15/2036 (i)	2,962		747

Series 264, Class F1, 2.21%, 7/15/2042 (i)	16,053		16,082

Series 262, Class 35, 3.50%, 7/15/2042	34,973		38,021

Series 270, Class F1, 2.16%, 8/15/2042 (i)	6,340		6,394

Series 299, Class 300, 3.00%, 1/15/2043	3,565		3,755

Series 310, PO, 9/15/2043	7,387		6,720

FHLMC, Structured Pass-Through Certificates, Whole Loan

Series T-41, Class 3A, 5.39%, 7/25/2032 (i)	468		532

Series T-48, Class 1A, 4.89%, 7/25/2033 (i)	1,377		1,528

Series T-76, Class 2A, 2.27%, 10/25/2037 (i)	9,696		10,735

Series T-42, Class A5, 7.50%, 2/25/2042	1,915		2,376

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series T-51, Class 2A, 7.50%, 8/25/2042 (i)	323	427

Series T-54, Class 2A, 6.50%, 2/25/2043	1,954	2,371

Series T-54, Class 3A, 7.00%, 2/25/2043	636	780

Series T-56, Class A5, 5.23%, 5/25/2043	4,489	5,165

Series T-57, Class 1AP, PO, 7/25/2043	167	145

Series T-57, Class 1A3, 7.50%, 7/25/2043	439	558

Series T-58, Class APO, PO, 9/25/2043	187	160

Series T-58, Class 4A, 7.50%, 9/25/2043	2,491	2,954

Series T-59, Class 1AP, PO, 10/25/2043	219	183

Series T-59, Class 1A2, 7.00%, 10/25/2043	2,516	3,124

Series T-62, Class 1A1, 3.25%, 10/25/2044 (i)	3,524	3,529

First Horizon Alternative Mortgage Securities Trust

Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	760	615

Series 2007-FA4, Class 1A2, IF, IO, 4.02%, 8/25/2037 ‡ (i)	6,761	1,745

FN 1/1/2050 (k)	38,898	40,174

FN MIZUHO 2.49%, 6/1/2035 (k)	22,962	24,124

FNMA Trust, Whole Loan

Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	1,808	2,124

Series 2003-W8, Class 3F1, 2.03%, 5/25/2042 (i)	249	248

Series 2003-W2, Class 2A9, 5.90%, 7/25/2042	455	526

Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	767	898

Series 2003-W6, Class 2A4, 5.20%, 9/25/2042	2,882	3,240

Series 2003-W6, Class 3A, 6.50%, 9/25/2042	1,076	1,257

Series 2003-W8, Class 2A, 7.00%, 10/25/2042	1,176	1,398

Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	379	443

Series 2004-W8, Class 3A, 7.50%, 6/25/2044	385	458

Series 2004-W15, Class 2AF, 1.88%, 8/25/2044 (i)	1,127	1,121

Series 2005-W3, Class 2AF, 1.85%, 3/25/2045 (i)	9,059	9,025

Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	491	564

Series 2006-W2, Class 2A, 4.20%, 11/25/2045 (i)	1,254	1,331

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	69

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2006-W2, Class 1AF1, 1.85%, 2/25/2046 (i)	4,109		4,109

FNMA, Grantor Trust, Whole Loan

Series 1999-T2, Class A1, 7.50%, 1/19/2039 (i)	570		624

Series 2001-T3, Class A1, 7.50%, 11/25/2040	907		1,007

Series 2002-T16, Class A2, 7.00%, 7/25/2042	1,018		1,225

Series 2004-T2, Class 2A, 4.57%, 7/25/2043 (i)	895		945

Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	1,705		2,013

Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	197		230

Series 2004-T3, Class PT1, 10.15%, 1/25/2044 (i)	204		246

Series 2004-T3, Class 1A2, 6.50%, 2/25/2044	2,525		2,968

Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	1,039		1,238

FNMA, REMIC

Series 1990-60, Class K, 5.50%, 6/25/2020	—	(j)	—	(j)

Series 1990-63, Class H, 9.50%, 6/25/2020	—	(j)	—	(j)

Series 1990-93, Class G, 5.50%, 8/25/2020	—	(j)	—	(j)

Series 1990-102, Class J, 6.50%, 8/25/2020	1		1

Series 1990-94, Class H, HB, 505.00%, 8/25/2020	—	(j)	—	(j)

Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(j)	—	(j)

Series 1990-134, Class SC, IF, 19.16%, 11/25/2020 (i)	—	(j)	—	(j)

Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(j)	—	(j)

Series 1991-24, Class Z, 5.00%, 3/25/2021	—	(j)	—	(j)

Series 2001-4, Class PC, 7.00%, 3/25/2021	13		13

Series 1991-42, Class S, IF, 14.83%, 5/25/2021 (i)	—	(j)	—	(j)

Series G-14, Class L, 8.50%, 6/25/2021	—	(j)	—	(j)

Series G-18, Class Z, 8.75%, 6/25/2021	1		1

Series 2001-48, Class Z, 6.50%, 9/25/2021	168		172

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series G-28, Class S, IF, 13.47%, 9/25/2021 (i)	—	(j)	—	(j)

Series G-35, Class M, 8.75%, 10/25/2021	1		1

Series G-51, Class SA, HB, IF, 25.79%, 12/25/2021 (i)	—	(j)	—	(j)

Series 2002-5, Class PK, 6.00%, 2/25/2022	184		189

Series 2002-1, Class HC, 6.50%, 2/25/2022	32		32

Series 2007-15, Class NO, PO, 3/25/2022	66		65

Series 1992-101, Class J, 7.50%, 6/25/2022	—	(j)	—	(j)

Series G92-42, Class Z, 7.00%, 7/25/2022	2		2

Series G92-35, Class E, 7.50%, 7/25/2022	31		33

Series 1992-117, Class MA, 8.00%, 7/25/2022	48		51

Series G92-44, Class ZQ, 8.00%, 7/25/2022	2		2

Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	(j)	—	(j)

Series 1992-136, Class PK, 6.00%, 8/25/2022	8		9

Series 1996-59, Class J, 6.50%, 8/25/2022	10		11

Series G92-52, Class FD, 1.68%, 9/25/2022 (i)	3		3

Series 1992-143, Class MA, 5.50%, 9/25/2022	5		5

Series 2002-54, Class PG, 6.00%, 9/25/2022	306		317

Series G92-54, Class ZQ, 7.50%, 9/25/2022	19		19

Series 1992-163, Class M, 7.75%, 9/25/2022	14		15

Series 1992-150, Class M, 8.00%, 9/25/2022	52		55

Series G92-62, Class B, PO, 10/25/2022	5		5

Series G92-59, Class F, 1.74%, 10/25/2022 (i)	3		3

Series G92-61, Class Z, 7.00%, 10/25/2022	7		7

Series 1992-188, Class PZ, 7.50%, 10/25/2022	31		33

Series G93-1, Class KA, 7.90%, 1/25/2023	27		29

Series G93-5, Class Z, 6.50%, 2/25/2023	14		15

Series 1997-61, Class ZC, 7.00%, 2/25/2023	135		143

Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (i)	5		6

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2003-17, Class EQ, 5.50%, 3/25/2023	570	596

Series G93-14, Class J, 6.50%, 3/25/2023	10	10

Series 1993-37, Class PX, 7.00%, 3/25/2023	95	100

Series 1993-25, Class J, 7.50%, 3/25/2023	31	33

Series 1993-21, Class KA, 7.70%, 3/25/2023	14	15

Series 1998-4, Class C, PO, 4/25/2023	6	6

Series 2003-23, Class EQ, 5.50%, 4/25/2023	1,098	1,145

Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (i)	22	23

Series 1993-54, Class Z, 7.00%, 4/25/2023	29	30

Series 1993-62, Class SA, IF, 18.12%, 4/25/2023 (i)	14	16

Series 1998-43, Class SA, IF, IO, 18.43%, 4/25/2023 (i)	28	6

Series 2003-39, Class LW, 5.50%, 5/25/2023	257	267

Series 1993-56, Class PZ, 7.00%, 5/25/2023	334	355

Series 2008-47, Class SI, IF, IO, 4.87%, 6/25/2023 (i)	87	3

Series 2008-61, Class BH, 4.50%, 7/25/2023	392	416

Series 1993-136, Class ZB, 6.00%, 7/25/2023 (i)	143	152

Series 1993-122, Class M, 6.50%, 7/25/2023	7	8

Series 1993-99, Class Z, 7.00%, 7/25/2023	168	178

Series 2002-1, Class G, 7.00%, 7/25/2023	109	115

Series G93-27, Class FD, 2.51%, 8/25/2023 (i)	17	17

Series 1999-38, Class SK, IF, IO, 6.42%, 8/25/2023 (i)	5	—	(j)

Series 2002-83, Class CS, 6.88%, 8/25/2023	161	170

Series 1993-141, Class Z, 7.00%, 8/25/2023	275	292

Series 1996-14, Class SE, IF, IO, 9.00%, 8/25/2023 (i)	146	17

Series 1993-205, Class H, PO, 9/25/2023	13	12

Series G93-37, Class H, PO, 9/25/2023	4	4

Series 2008-76, Class GF, 2.28%, 9/25/2023 (i)	1	1

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 1993-178, Class PK, 6.50%, 9/25/2023	15		16

Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (i)	10		11

Series 1993-165, Class SD, IF, 12.66%, 9/25/2023 (i)	8		9

Series 1993-183, Class KA, 6.50%, 10/25/2023	222		238

Series 1993-189, Class PL, 6.50%, 10/25/2023	86		91

Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (i)	5		5

Series 1999-52, Class NS, IF, 18.83%, 10/25/2023 (i)	13		17

Series 1993-179, Class SB, HB, IF, 25.22%, 10/25/2023 (i)	7		8

Series 1994-9, Class E, PO, 11/25/2023	1		1

Series 1995-19, Class Z, 6.50%, 11/25/2023	86		91

Series 1993-230, Class FA, 2.26%, 12/25/2023 (i)	7		7

Series 1993-247, Class FE, 2.63%, 12/25/2023 (i)	19		19

Series 1993-225, Class UB, 6.50%, 12/25/2023	24		26

Series 1993-247, Class SU, IF, 11.91%, 12/25/2023 (i)	9		10

Series 2002-1, Class UD, IF, 18.81%, 12/25/2023 (i)	19		23

Series 1993-247, Class SA, HB, IF, 26.42%, 12/25/2023 (i)	23		27

Series 2009-9, IO, 5.00%, 2/25/2024	14		—	(j)

Series 2009-15, Class MI, IO, 5.00%, 3/25/2024	—	(j)	—	(j)

Series 2009-18, IO, 5.00%, 3/25/2024	4		—	(j)

Series 1994-37, Class L, 6.50%, 3/25/2024	69		74

Series 1994-40, Class Z, 6.50%, 3/25/2024	442		475

Series 1994-62, Class PK, 7.00%, 4/25/2024	647		691

Series 1994-63, Class PK, 7.00%, 4/25/2024	282		305

Series 2004-53, Class NC, 5.50%, 7/25/2024	71		75

Series 2004-65, Class EY, 5.50%, 8/25/2024	755		794

Series 2004-81, Class JG, 5.00%, 11/25/2024	1,196		1,272

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	71

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 1995-2, Class Z, 8.50%, 1/25/2025	16	18

Series G95-1, Class C, 8.80%, 1/25/2025	24	28

Series 2005-67, Class EY, 5.50%, 8/25/2025	832	894

Series 2005-121, Class DX, 5.50%, 1/25/2026	517	553

Series 2006-94, Class GK, HB, IF, 25.12%, 10/25/2026 (i)	113	163

Series 1996-48, Class Z, 7.00%, 11/25/2026	164	179

Series 1997-20, IO, 1.84%, 3/25/2027 (i)	57	1

Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (i)	20	—	(j)

Series 1997-27, Class J, 7.50%, 4/18/2027	35	41

Series 1997-29, Class J, 7.50%, 4/20/2027	52	60

Series 1997-32, Class PG, 6.50%, 4/25/2027	117	130

Series 1997-39, Class PD, 7.50%, 5/20/2027	216	248

Series 1997-42, Class ZC, 6.50%, 7/18/2027	10	11

Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	54	5

Series 1998-36, Class ZB, 6.00%, 7/18/2028	61	68

Series 2008-55, Class S, IF, IO, 5.97%, 7/25/2028 (i)	1,796	209

Series 1998-66, Class SB, IF, IO, 6.52%, 12/25/2028 (i)	43	2

Series 2009-11, Class NB, 5.00%, 3/25/2029	1,425	1,524

Series 1999-18, Class Z, 5.50%, 4/18/2029	95	102

Series 1999-17, Class C, 6.35%, 4/25/2029	38	42

Series 1999-62, Class PB, 7.50%, 12/18/2029	60	69

Series 2000-2, Class ZE, 7.50%, 2/25/2030	329	384

Series 2000-20, Class SA, IF, IO, 7.47%, 7/25/2030 (i)	103	14

Series 2000-52, IO, 8.50%, 1/25/2031	16	3

Series 2001-7, Class PF, 7.00%, 3/25/2031	40	48

Series 2011-31, Class DB, 3.50%, 4/25/2031	8,042	8,640

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	229	40

Series 2001-30, Class PM, 7.00%, 7/25/2031	134	160

Series 2001-36, Class DE, 7.00%, 8/25/2031	256	301

Series 2001-49, Class Z, 6.50%, 9/25/2031	58	67

Series 2001-44, Class MY, 7.00%, 9/25/2031	327	389

Series 2001-44, Class PD, 7.00%, 9/25/2031	72	85

Series 2001-44, Class PU, 7.00%, 9/25/2031	37	44

Series 2001-60, Class QS, IF, 18.81%, 9/25/2031 (i)	167	245

Series 2001-52, Class KB, 6.50%, 10/25/2031	46	52

Series 2003-52, Class SX, IF, 18.07%, 10/25/2031 (i)	107	169

Series 2001-60, Class PX, 6.00%, 11/25/2031	425	490

Series 2001-61, Class Z, 7.00%, 11/25/2031	441	526

Series 2004-74, Class SW, IF, 12.18%, 11/25/2031 (i)	130	178

Series 2001-72, Class SX, IF, 13.68%, 12/25/2031 (i)	12	17

Series 2001-81, Class LO, PO, 1/25/2032	16	15

Series 2002-1, Class SA, IF, 19.90%, 2/25/2032 (i)	34	48

Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (i)	412	16

Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (i)	6	7

Series 2002-21, Class LO, PO, 4/25/2032	14	13

Series 2002-15, Class ZA, 6.00%, 4/25/2032	1,028	1,147

Series 2002-21, Class PE, 6.50%, 4/25/2032	185	215

Series 2002-28, Class PK, 6.50%, 5/25/2032	382	445

Series 2002-37, Class Z, 6.50%, 6/25/2032	167	189

Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	706	127

Series 2002-48, Class GH, 6.50%, 8/25/2032	467	532

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2002-71, Class AP, 5.00%, 11/25/2032	104	113

Series 2011-39, Class ZA, 6.00%, 11/25/2032	3,081	3,606

Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (i)	140	166

Series 2004-61, Class SH, IF, 17.48%, 11/25/2032 (i)	52	80

Series 2004-59, Class BG, PO, 12/25/2032	89	82

Series 2002-78, Class Z, 5.50%, 12/25/2032	987	1,136

Series 2002-77, Class S, IF, 11.50%, 12/25/2032 (i)	73	94

Series 2003-9, Class NZ, 6.50%, 2/25/2033	165	190

Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	172	14

Series 2003-22, Class UD, 4.00%, 4/25/2033	1,645	1,810

Series 2003-35, Class EA, PO, 5/25/2033	46	42

Series 2003-42, Class GB, 4.00%, 5/25/2033	106	117

Series 2003-34, Class AX, 6.00%, 5/25/2033	290	339

Series 2003-34, Class ED, 6.00%, 5/25/2033	1,318	1,534

Series 2003-34, Class GE, 6.00%, 5/25/2033	618	703

Series 2003-39, IO, 6.00%, 5/25/2033 (i)	75	14

Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	687	156

Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	1,232	147

Series 2004-4, Class QI, IF, IO, 5.47%, 6/25/2033 (i)	381	20

Series 2003-47, Class PE, 5.75%, 6/25/2033	480	544

Series 2004-4, Class QM, IF, 10.95%, 6/25/2033 (i)	284	313

Series 2003-64, Class SX, IF, 9.61%, 7/25/2033 (i)	184	228

Series 2004-36, Class SN, IF, 10.95%, 7/25/2033 (i)	4	4

Series 2003-132, Class OA, PO, 8/25/2033	34	33

Series 2003-71, Class DS, IF, 5.26%, 8/25/2033 (i)	736	841

Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	1,764	328

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-73, Class HC, 5.50%, 8/25/2033	816	942

Series 2003-74, Class SH, IF, 7.24%, 8/25/2033 (i)	81	100

Series 2005-56, Class TP, IF, 13.27%, 8/25/2033 (i)	231	279

Series 2003-91, Class SD, IF, 9.79%, 9/25/2033 (i)	120	148

Series 2013-100, Class WB, 3.00%, 10/25/2033	7,887	8,417

Series 2003-105, Class AZ, 5.50%, 10/25/2033	5,946	6,861

Series 2003-116, Class SB, IF, IO, 5.97%, 11/25/2033 (i)	890	176

Series 2006-44, Class P, PO, 12/25/2033	701	650

Series 2003-122, Class ZJ, 6.00%, 12/25/2033	4,868	5,675

Series 2003-130, Class CS, IF, 10.85%, 12/25/2033 (i)	20	21

Series 2004-87, Class F, 2.38%, 1/25/2034 (i)	1,065	1,078

Series 2003-130, Class SX, IF, 9.03%, 1/25/2034 (i)	28	32

Series 2003-131, Class SK, IF, 12.95%, 1/25/2034 (i)	86	101

Series 2004-46, Class EP, PO, 3/25/2034	771	751

Series 2004-28, Class PF, 2.03%, 3/25/2034 (i)	707	706

Series 2004-17, Class H, 5.50%, 4/25/2034	1,783	2,089

Series 2004-25, Class SA, IF, 15.05%, 4/25/2034 (i)	389	557

Series 2004-36, Class FA, 2.03%, 5/25/2034 (i)	1,883	1,879

Series 2004-46, Class SK, IF, 12.03%, 5/25/2034 (i)	103	138

Series 2004-36, Class SA, IF, 15.05%, 5/25/2034 (i)	805	1,201

Series 2004-46, Class QB, IF, 17.49%, 5/25/2034 (i)	155	236

Series 2004-50, Class VZ, 5.50%, 7/25/2034	3,112	3,528

Series 2004-51, Class SY, IF, 10.99%, 7/25/2034 (i)	116	145

Series 2005-93, Class MF, 1.88%, 8/25/2034 (i)	402	402

Series 2004-79, Class SP, IF, 15.33%, 11/25/2034 (i)	42	44

Series 2006-60, Class DO, PO, 4/25/2035	114	114

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	73

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-25, Class PF, 1.98%, 4/25/2035 (i)	854	850

Series 2005-42, Class PS, IF, 12.93%, 5/25/2035 (i)	47	58

Series 2005-74, Class CS, IF, 15.55%, 5/25/2035 (i)	797	1,015

Series 2005-74, Class SK, IF, 15.66%, 5/25/2035 (i)	548	701

Series 2005-74, Class CP, IF, 18.79%, 5/25/2035 (i)	183	237

Series 2005-68, Class UC, 5.00%, 6/25/2035	12	12

Series 2005-59, Class SU, IF, 17.37%, 6/25/2035 (i)	248	402

Series 2005-56, Class S, IF, IO, 5.08%, 7/25/2035 (i)	615	142

Series 2005-66, Class SG, IF, 13.31%, 7/25/2035 (i)	239	344

Series 2005-68, Class PG, 5.50%, 8/25/2035	779	881

Series 2005-73, Class ZB, 5.50%, 8/25/2035	5,082	5,867

Series 2005-73, Class PS, IF, 12.63%, 8/25/2035 (i)	306	407

Series 2005-72, Class SB, IF, 12.81%, 8/25/2035 (i)	274	366

Series 2005-90, PO, 9/25/2035	93	90

Series 2005-75, Class SV, IF, 17.69%, 9/25/2035 (i)	74	106

Series 2010-39, Class OT, PO, 10/25/2035	187	178

Series 2005-84, Class XM, 5.75%, 10/25/2035	683	773

Series 2005-90, Class ES, IF, 12.81%, 10/25/2035 (i)	324	443

Series 2005-106, Class US, IF, 18.60%, 11/25/2035 (i)	1,478	2,166

Series 2005-110, Class GL, 5.50%, 12/25/2035	3,962	4,586

Series 2006-46, Class UC, 5.50%, 12/25/2035	386	417

Series 2005-109, Class PC, 6.00%, 12/25/2035	121	135

Series 2006-15, Class OT, PO, 1/25/2036	15	15

Series 2006-39, Class WC, 5.50%, 1/25/2036	238	258

Series 2006-16, Class OA, PO, 3/25/2036	154	142

Series 2006-8, Class WQ, PO, 3/25/2036	1,458	1,300

Series 2006-8, Class WN, IF, IO, 5.07%, 3/25/2036 (i)	5,346	1,210

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-12, Class BZ, 5.50%, 3/25/2036	1,826	2,068

Series 2006-16, Class HZ, 5.50%, 3/25/2036	617	708

Series 2006-8, Class JZ, 5.50%, 3/25/2036	2,041	2,302

Series 2006-11, Class PS, IF, 18.60%, 3/25/2036 (i)	139	222

Series 2006-22, Class AO, PO, 4/25/2036	498	462

Series 2006-23, Class KO, PO, 4/25/2036	182	170

Series 2006-27, Class OH, PO, 4/25/2036	368	344

Series 2006-23, Class FK, 1.88%, 4/25/2036 (i)	713	709

Series 2006-33, Class LS, HB, IF, 22.83%, 5/25/2036 (i)	160	270

Series 2006-43, PO, 6/25/2036	134	128

Series 2006-43, Class DO, PO, 6/25/2036	415	378

Series 2006-44, Class GO, PO, 6/25/2036	263	243

Series 2006-50, Class JO, PO, 6/25/2036	946	868

Series 2006-50, Class PS, PO, 6/25/2036	1,127	1,078

Series 2006-46, Class FW, 2.03%, 6/25/2036 (i)	297	295

Series 2006-53, Class US, IF, IO, 4.95%, 6/25/2036 (i)	1,131	207

Series 2006-46, Class SW, IF, 18.23%, 6/25/2036 (i)	48	74

Series 2006-113, PO, 7/25/2036	73	73

Series 2006-58, PO, 7/25/2036	158	146

Series 2006-58, Class AP, PO, 7/25/2036	87	80

Series 2006-65, Class QO, PO, 7/25/2036	307	285

Series 2006-56, Class FC, 1.92%, 7/25/2036 (i)	2,493	2,477

Series 2006-58, Class FL, 2.09%, 7/25/2036 (i)	255	255

Series 2006-58, Class IG, IF, IO, 4.89%, 7/25/2036 (i)	453	77

Series 2006-71, Class ZL, 6.00%, 7/25/2036	3,452	4,039

Series 2006-63, Class ZH, 6.50%, 7/25/2036	1,487	1,760

Series 2011-19, Class ZY, 6.50%, 7/25/2036	1,970	2,365

Series 2006-60, Class AK, HB, IF, 22.29%, 7/25/2036 (i)	154	258

Series 2006-62, Class PS, HB, IF, 30.14%, 7/25/2036 (i)	116	243

Series 2006-72, Class TO, PO, 8/25/2036	110	100

Series 2006-79, Class DO, PO, 8/25/2036	223	213

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2006-79, Class OP, PO, 8/25/2036	317	311

Series 2006-79, Class DF, 1.98%, 8/25/2036 (i)	942	938

Series 2007-7, Class SG, IF, IO, 4.87%, 8/25/2036 (i)	810	271

Series 2006-77, Class PC, 6.50%, 8/25/2036	982	1,128

Series 2006-78, Class BZ, 6.50%, 8/25/2036	244	284

Series 2006-86, Class OB, PO, 9/25/2036	305	284

Series 2006-90, Class AO, PO, 9/25/2036	254	238

Series 2008-42, Class AO, PO, 9/25/2036	119	109

Series 2006-85, Class MZ, 6.50%, 9/25/2036	100	116

Series 2009-19, Class PW, 4.50%, 10/25/2036	1,380	1,544

Series 2006-95, Class SG, IF, 19.69%, 10/25/2036 (i)	174	277

Series 2006-109, PO, 11/25/2036	76	70

Series 2006-110, PO, 11/25/2036	478	441

Series 2006-111, Class EO, PO, 11/25/2036	212	196

Series 2006-115, Class OK, PO, 12/25/2036	262	238

Series 2006-119, PO, 12/25/2036	110	104

Series 2006-118, Class A1, 1.72%, 12/25/2036 (i)	498	495

Series 2006-118, Class A2, 1.72%, 12/25/2036 (i)	2,246	2,223

Series 2006-117, Class GS, IF, IO, 5.02%, 12/25/2036 (i)	985	169

Series 2006-115, Class ES, HB, IF, 20.05%, 12/25/2036 (i)	40	61

Series 2006-128, PO, 1/25/2037	274	251

Series 2009-70, Class CO, PO, 1/25/2037	711	655

Series 2006-128, Class BP, 5.50%, 1/25/2037	185	201

Series 2007-10, Class FD, 1.88%, 2/25/2037 (i)	673	674

Series 2007-1, Class SD, HB, IF, 29.24%, 2/25/2037 (i)	73	225

Series 2007-14, Class OP, PO, 3/25/2037	220	207

Series 2007-77, Class FG, 2.13%, 3/25/2037 (i)	522	523

Series 2007-16, Class FC, 2.38%, 3/25/2037 (i)	339	352

Series 2007-22, Class SC, IF, IO, 4.45%, 3/25/2037 (i)	33	1

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-14, Class ES, IF, IO, 4.81%, 3/25/2037 (i)	1,872	341

Series 2009-63, Class P, 5.00%, 3/25/2037	43	48

Series 2007-18, Class MZ, 6.00%, 3/25/2037	560	620

Series 2007-28, Class EO, PO, 4/25/2037	679	656

Series 2007-35, Class SI, IF, IO, 4.47%, 4/25/2037 (i)	473	42

Series 2007-29, Class SG, IF, 17.24%, 4/25/2037 (i)	350	567

Series 2007-43, Class FL, 1.93%, 5/25/2037 (i)	358	357

Series 2007-42, Class B, 6.00%, 5/25/2037	1,136	1,314

Series 2007-54, Class FA, 2.03%, 6/25/2037 (i)	1,936	1,931

Series 2007-98, Class FB, 2.08%, 6/25/2037 (i)	184	192

Series 2007-92, Class YS, IF, IO, 4.15%, 6/25/2037 (i)	370	52

Series 2007-53, Class SH, IF, IO, 4.47%, 6/25/2037 (i)	1,056	164

Series 2007-54, Class WI, IF, IO, 4.47%, 6/25/2037 (i)	424	83

Series 2007-92, Class YA, 6.50%, 6/25/2037	222	255

Series 2007-67, PO, 7/25/2037	505	463

Series 2007-64, Class FB, 2.00%, 7/25/2037 (i)	468	469

Series 2007-97, Class FC, 2.13%, 7/25/2037 (i)	281	281

Series 2007-72, Class EK, IF, IO, 4.77%, 7/25/2037 (i)	3,123	636

Series 2007-65, Class KI, IF, IO, 4.99%, 7/25/2037 (i)	1,226	187

Series 2007-70, Class Z, 5.50%, 7/25/2037	1,324	1,499

Series 2007-60, Class AX, IF, IO, 5.52%, 7/25/2037 (i)	5,180	1,359

Series 2007-62, Class SE, IF, 12.43%, 7/25/2037 (i)	284	365

Series 2012-14, Class FB, 2.08%, 8/25/2037 (i)	614	616

Series 2007-76, Class AZ, 5.50%, 8/25/2037	321	366

Series 2007-76, Class ZG, 6.00%, 8/25/2037	451	522

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	75

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2007-78, Class CB, 6.00%, 8/25/2037	117	136

Series 2007-78, Class PE, 6.00%, 8/25/2037	606	697

Series 2007-81, Class GE, 6.00%, 8/25/2037	547	619

Series 2007-79, Class SB, IF, 18.05%, 8/25/2037 (i)	459	773

Series 2012-87, Class KF, 2.08%, 9/25/2037 (i)	1,836	1,839

Series 2007-88, Class VI, IF, IO, 4.91%, 9/25/2037 (i)	1,642	350

Series 2007-85, Class SL, IF, 12.08%, 9/25/2037 (i)	105	143

Series 2009-86, Class OT, PO, 10/25/2037	4,481	4,282

Series 2007-100, Class SM, IF, IO, 4.82%, 10/25/2037 (i)	1,344	256

Series 2007-91, Class ES, IF, IO, 4.83%, 10/25/2037 (i)	1,808	362

Series 2007-106, Class A7, 6.18%, 10/25/2037 (i)	467	532

Series 2007-108, Class SA, IF, IO, 4.73%, 12/25/2037 (i)	59	7

Series 2007-109, Class AI, IF, IO, 4.77%, 12/25/2037 (i)	1,556	215

Series 2007-112, Class SA, IF, IO, 4.82%, 12/25/2037 (i)	1,699	313

Series 2007-112, Class MJ, 6.50%, 12/25/2037	1,338	1,554

Series 2007-116, Class HI, IO, 1.77%, 1/25/2038 (i)	2,772	123

Series 2008-1, Class BI, IF, IO, 4.28%, 2/25/2038 (i)	1,415	256

Series 2008-4, Class SD, IF, IO, 4.37%, 2/25/2038 (i)	3,336	565

Series 2008-18, Class FA, 2.53%, 3/25/2038 (i)	336	344

Series 2008-16, Class IS, IF, IO, 4.57%, 3/25/2038 (i)	384	44

Series 2008-10, Class XI, IF, IO, 4.60%, 3/25/2038 (i)	513	95

Series 2008-20, Class SA, IF, IO, 5.36%, 3/25/2038 (i)	788	166

Series 2008-18, Class SP, IF, 10.75%, 3/25/2038 (i)	183	225

Series 2008-32, Class SA, IF, IO, 5.22%, 4/25/2038 (i)	358	41

Series 2008-27, Class SN, IF, IO, 5.27%, 4/25/2038 (i)	572	107

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2011-22, Class MA, 6.50%, 4/25/2038	196	201

Series 2008-28, Class QS, IF, 15.82%, 4/25/2038 (i)	215	315

Series 2008-44, PO, 5/25/2038	15	13

Series 2008-46, Class HI, IO, 1.89%, 6/25/2038 (i)	1,080	68

Series 2008-56, Class AC, 5.00%, 7/25/2038	398	445

Series 2008-60, Class JC, 5.00%, 7/25/2038	393	446

Series 2011-47, Class ZA, 5.50%, 7/25/2038	1,531	1,758

Series 2008-53, Class CI, IF, IO, 5.57%, 7/25/2038 (i)	422	69

Series 2008-80, Class SA, IF, IO, 4.22%, 9/25/2038 (i)	1,517	255

Series 2008-81, Class SB, IF, IO, 4.22%, 9/25/2038 (i)	1,143	98

Series 2010-148, Class MA, 4.00%, 2/25/2039	445	450

Series 2009-4, Class BD, 4.50%, 2/25/2039	49	53

Series 2009-6, Class GS, IF, IO, 4.92%, 2/25/2039 (i)	1,114	224

Series 2009-17, Class QS, IF, IO, 5.02%, 3/25/2039 (i)	434	71

Series 2012-89, Class FD, 2.08%, 4/25/2039 (i)	1,666	1,666

Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	705	121

Series 2009-47, Class MT, 7.00%, 7/25/2039	22	26

Series 2009-59, Class HB, 5.00%, 8/25/2039	2,538	2,868

Series 2009-60, Class HT, 6.00%, 8/25/2039	3,222	3,783

Series 2009-65, Class MT, 5.00%, 9/25/2039	1,636	1,723

Series 2009-69, Class WA, 6.03%, 9/25/2039 (i)	1,268	1,457

Series 2009-84, Class WS, IF, IO, 4.27%, 10/25/2039 (i)	404	52

Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	1,589	285

Series 2009-103, Class MB, 4.36%, 12/25/2039 (i)	1,550	1,624

Series 2009-99, Class SC, IF, IO, 4.55%, 12/25/2039 (i)	495	65

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2009-99, Class WA, 6.30%, 12/25/2039 (i)	2,535	2,905

Series 2009-113, Class AO, PO, 1/25/2040	388	349

Series 2009-112, Class ST, IF, IO, 4.62%, 1/25/2040 (i)	1,149	249

Series 2010-1, Class WA, 6.21%, 2/25/2040 (i)	516	577

Series 2010-16, Class WB, 6.20%, 3/25/2040 (i)	1,790	2,100

Series 2010-16, Class WA, 6.44%, 3/25/2040 (i)	1,929	2,253

Series 2010-49, Class SC, IF, 9.41%, 3/25/2040 (i)	2,547	3,215

Series 2010-40, Class FJ, 2.23%, 4/25/2040 (i)	446	449

Series 2010-35, Class SB, IF, IO, 4.79%, 4/25/2040 (i)	776	114

Series 2010-35, Class SJ, IF, 12.24%, 4/25/2040 (i)	1,140	1,540

Series 2010-43, Class FD, 2.23%, 5/25/2040 (i)	683	687

Series 2010-42, Class S, IF, IO, 4.77%, 5/25/2040 (i)	507	98

Series 2010-63, Class AP, PO, 6/25/2040	638	586

Series 2010-64, Class DM, 5.00%, 6/25/2040	4,690	5,190

Series 2010-58, Class MB, 5.50%, 6/25/2040	7,424	8,353

Series 2010-71, Class HJ, 5.50%, 7/25/2040	3,044	3,555

Series 2010-102, Class PN, 5.00%, 9/25/2040	1,794	2,080

Series 2010-111, Class AM, 5.50%, 10/25/2040	11,134	13,140

Series 2010-125, Class SA, IF, IO, 2.81%, 11/25/2040 (i)	5,310	602

Series 2011-101, Class FM, 2.18%, 1/25/2041 (i)	936	941

Series 2010-147, Class SA, IF, IO, 4.90%, 1/25/2041 (i)	5,568	1,257

Series 2011-30, Class LS, IO, 2.17%, 4/25/2041 (i)	5,055	303

Series 2011-149, Class EF, 2.13%, 7/25/2041 (i)	522	523

Series 2011-75, Class FA, 2.18%, 8/25/2041 (i)	1,298	1,310

Series 2011-149, Class MF, 2.13%, 11/25/2041 (i)	2,044	2,047

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2011-118, Class LB, 7.00%, 11/25/2041	8,573	10,466

Series 2011-118, Class MT, 7.00%, 11/25/2041	10,463	12,711

Series 2011-118, Class NT, 7.00%, 11/25/2041	9,178	10,888

Series 2012-99, Class FA, 2.08%, 9/25/2042 (i)	2,731	2,721

Series 2012-101, Class FC, 2.13%, 9/25/2042 (i)	1,597	1,605

Series 2012-97, Class FB, 2.13%, 9/25/2042 (i)	5,816	5,824

Series 2012-108, Class F, 2.13%, 10/25/2042 (i)	4,693	4,683

Series 2013-81, Class TA, 3.00%, 2/25/2043	6,000	6,305

Series 2013-4, Class AJ, 3.50%, 2/25/2043	3,285	3,599

Series 2013-92, PO, 9/25/2043	9,884	8,852

Series 2013-101, Class DO, PO, 10/25/2043	7,802	7,097

Series 2013-128, PO, 12/25/2043	16,589	15,241

Series 2013-135, PO, 1/25/2044	6,378	5,759

Series 2018-63, Class DA, 3.50%, 9/25/2048	12,835	13,410

Series 2018-94, Class DZ, 4.00%, 1/25/2049	15,831	18,090

Series 2010-103, Class SB, IF, IO, 4.47%, 11/25/2049 (i)	726	63

Series 2011-2, Class WA, 5.86%, 2/25/2051 (i)	839	948

Series 2011-58, Class WA, 5.43%, 7/25/2051 (i)	264	303

FNMA, REMIC Trust

Series 2006-72, Class GO, PO, 8/25/2036	549	523

Series 2007-42, Class AO, PO, 5/25/2037	79	73

FNMA, REMIC Trust, Whole Loan

Series 2004-W10, Class A6, 5.75%, 8/25/2034	4,821	5,484

Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	235	263

Series 2007-W5, PO, 6/25/2037	189	175

Series 2007-W7, Class 1A4, HB, IF, 29.21%, 7/25/2037 (i)	159	291

Series 2003-W4, Class 2A, 5.78%, 10/25/2042 (i)	113	128

Series 2003-W1, Class 1A1, 5.27%, 12/25/2042 (i)	849	951

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	77

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2003-W1, Class 2A, 5.79%, 12/25/2042 (i)	224		249

Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	648		779

Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,203		1,436

Series 2006-W3, Class 2A, 6.00%, 9/25/2046	967		1,091

Series 2007-W10, Class 2A, 6.32%, 8/25/2047 (i)	115		131

Series 2009-W1, Class A, 6.00%, 12/25/2049	4,333		5,089

FNMA, REMIC, Whole Loan

Series 2007-101, Class A2, 1.73%, 6/27/2036 (i)	3,041		2,990

Series 2002-90, Class A1, 6.50%, 6/25/2042	485		568

FNMA, STRIPS

Series 368, Class 3, IO, 4.50%, 11/25/2020	—	(j)	—	(j)

Series 218, Class 2, IO, 7.50%, 4/25/2023	4		—	(j)

Series 265, Class 2, 9.00%, 3/25/2024	3		4

Series 300, Class 1, PO, 9/25/2024	355		345

Series 329, Class 1, PO, 1/25/2033	72		66

Series 345, Class 6, IO, 5.00%, 12/25/2033 (i)	97		15

Series 365, Class 8, IO, 5.50%, 5/25/2036	371		79

Series 374, Class 5, IO, 5.50%, 8/25/2036	250		47

Series 393, Class 6, IO, 5.50%, 4/25/2037	110		18

Series 383, Class 33, IO, 6.00%, 1/25/2038	250		50

Series 412, Class F2, 2.13%, 8/25/2042 (i)	5,563		5,589

Series 411, Class F1, 2.18%, 8/25/2042 (i)	13,563		13,622

FNMA, Whole Loan Series 2007-W1, Class 1AF1, 1.89%, 11/25/2046 (i)	7,281		7,175

GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.88%, 6/19/2035 (i)	643		648

GNMA

Series 2008-36, Class AY, 5.00%, 4/16/2023	2		2

Series 1999-4, Class ZB, 6.00%, 2/20/2029	699		699

Series 2001-35, Class SA, IF, IO, 6.59%, 8/16/2031 (i)	118		—	(j)

Series 2002-52, Class GH, 6.50%, 7/20/2032	556		556

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-114, Class SH, IF, 11.66%, 11/17/2032 (i)	101	113

Series 2002-75, Class PB, 6.00%, 11/20/2032	1,107	1,167

Series 2010-14, Class AO, PO, 12/20/2032	189	188

Series 2011-43, Class ZQ, 5.50%, 1/16/2033	3,042	3,415

Series 2003-58, Class BE, 6.50%, 1/20/2033	798	903

Series 2003-11, Class SK, IF, IO, 6.04%, 2/16/2033 (i)	287	4

Series 2008-29, PO, 2/17/2033	112	110

Series 2003-12, Class SP, IF, IO, 6.05%, 2/20/2033 (i)	179	29

Series 2003-24, PO, 3/16/2033	59	57

Series 2003-40, Class TJ, 6.50%, 3/20/2033	1,527	1,724

Series 2003-46, Class TC, 6.50%, 3/20/2033	448	498

Series 2003-25, Class PZ, 5.50%, 4/20/2033	1,696	1,864

Series 2003-46, Class MG, 6.50%, 5/20/2033	595	675

Series 2003-52, Class AP, PO, 6/16/2033	321	298

Series 2003-75, Class ZX, 6.00%, 9/16/2033	929	1,053

Series 2003-90, PO, 10/20/2033	48	45

Series 2010-41, Class WA, 5.82%, 10/20/2033 (i)	1,173	1,350

Series 2003-97, Class SA, IF, IO, 4.89%, 11/16/2033 (i)	631	72

Series 2003-112, Class SA, IF, IO, 4.89%, 12/16/2033 (i)	610	81

Series 2004-28, Class S, IF, 15.10%, 4/16/2034 (i)	314	467

Series 2005-7, Class JM, IF, 13.07%, 5/18/2034 (i)	24	29

Series 2004-46, PO, 6/20/2034	549	534

Series 2004-49, Class Z, 6.00%, 6/20/2034	2,066	2,342

Series 2004-73, Class AE, IF, 11.43%, 8/17/2034 (i)	174	189

Series 2010-103, Class WA, 5.71%, 8/20/2034 (i)	621	708

Series 2004-73, Class JL, IF, IO, 4.89%, 9/16/2034 (i)	2,174	397

Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (i)	240	261

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2004-71, Class SB, HB, IF, 21.38%, 9/20/2034 (i)	240	381

Series 2004-83, Class AP, IF, 10.67%, 10/16/2034 (i)	21	24

Series 2004-89, Class LS, IF, 18.30%, 10/16/2034 (i)	207	295

Series 2004-90, Class SI, IF, IO, 4.45%, 10/20/2034 (i)	3,215	440

Series 2005-44, Class SP, IF, 8.91%, 10/20/2034 (i)	9	9

Series 2004-96, Class SC, IF, IO, 4.43%, 11/20/2034 (i)	1,663	35

Series 2005-3, Class SK, IF, IO, 5.10%, 1/20/2035 (i)	2,168	552

Series 2005-68, Class DP, IF, 12.44%, 6/17/2035 (i)	727	915

Series 2008-79, Class CS, IF, 5.15%, 6/20/2035 (i)	1,133	1,238

Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	223	42

Series 2005-66, Class SP, IF, 15.31%, 8/16/2035 (i)	125	196

Series 2010-14, Class CO, PO, 8/20/2035	1,306	1,206

Series 2005-65, Class SA, IF, 16.49%, 8/20/2035 (i)	27	50

Series 2005-68, Class KI, IF, IO, 4.65%, 9/20/2035 (i)	4,492	1,009

Series 2005-72, Class AZ, 5.50%, 9/20/2035	1,277	1,418

Series 2005-82, PO, 10/20/2035	285	251

Series 2010-14, Class BO, PO, 11/20/2035	404	376

Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	437	74

Series 2006-20, Class QA, 5.75%, 2/20/2036	217	230

Series 2006-16, Class OP, PO, 3/20/2036	355	333

Series 2006-22, Class AO, PO, 5/20/2036	501	487

Series 2006-38, Class SW, IF, IO, 4.85%, 6/20/2036 (i)	57	4

Series 2006-34, PO, 7/20/2036	70	66

Series 2006-33, Class Z, 6.50%, 7/20/2036	2,113	2,485

Series 2006-38, Class ZK, 6.50%, 8/20/2036	2,815	3,202

Series 2006-59, Class SD, IF, IO, 5.05%, 10/20/2036 (i)	675	128

Series 2006-57, Class PZ, 5.56%, 10/20/2036	1,261	1,382

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-65, Class SA, IF, IO, 5.15%, 11/20/2036 (i)	1,101	153

Series 2011-22, Class WA, 5.88%, 2/20/2037 (i)	406	474

Series 2007-57, PO, 3/20/2037	1,182	1,117

Series 2007-9, Class CI, IF, IO, 4.55%, 3/20/2037 (i)	1,170	191

Series 2007-17, Class JO, PO, 4/16/2037	665	593

Series 2007-17, Class JI, IF, IO, 5.15%, 4/16/2037 (i)	1,713	329

Series 2007-19, Class SD, IF, IO, 4.55%, 4/20/2037 (i)	663	69

Series 2010-129, Class AW, 5.97%, 4/20/2037 (i)	783	892

Series 2007-25, Class FN, 1.96%, 5/16/2037 (i)	480	479

Series 2007-28, Class BO, PO, 5/20/2037	103	95

Series 2007-26, Class SC, IF, IO, 4.55%, 5/20/2037 (i)	1,260	158

Series 2007-27, Class SD, IF, IO, 4.55%, 5/20/2037 (i)	1,336	210

Series 2007-35, PO, 6/16/2037	1,882	1,764

Series 2007-36, Class HO, PO, 6/16/2037	181	164

Series 2007-36, Class SE, IF, IO, 4.81%, 6/16/2037 (i)	775	106

Series 2007-36, Class SJ, IF, IO, 4.60%, 6/20/2037 (i)	1,036	105

Series 2007-45, Class QA, IF, IO, 4.99%, 7/20/2037 (i)	1,497	196

Series 2007-40, Class SN, IF, IO, 5.03%, 7/20/2037 (i)	1,486	288

Series 2007-40, Class SD, IF, IO, 5.10%, 7/20/2037 (i)	1,015	175

Series 2007-50, Class AI, IF, IO, 5.13%, 8/20/2037 (i)	360	64

Series 2008-20, PO, 9/20/2037	146	144

Series 2007-53, Class ES, IF, IO, 4.90%, 9/20/2037 (i)	1,047	148

Series 2007-53, Class SW, IF, 15.26%, 9/20/2037 (i)	254	336

Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	1,312	103

Series 2008-7, Class SP, IF, 10.11%, 10/20/2037 (i)	178	206

Series 2009-79, Class OK, PO, 11/16/2037	1,974	1,851

Series 2007-74, Class SL, IF, IO, 4.88%, 11/16/2037 (i)	1,090	174

Series 2007-73, Class MI, IF, IO, 4.35%, 11/20/2037 (i)	1,170	141

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	79

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2007-76, Class SB, IF, IO, 4.85%, 11/20/2037 (i)	2,262	260

Series 2007-67, Class SI, IF, IO, 4.86%, 11/20/2037 (i)	1,275	148

Series 2007-72, Class US, IF, IO, 4.90%, 11/20/2037 (i)	1,032	170

Series 2008-7, Class SK, IF, 15.01%, 11/20/2037 (i)	126	166

Series 2007-79, Class SY, IF, IO, 4.90%, 12/20/2037 (i)	1,589	216

Series 2008-1, PO, 1/20/2038	72	66

Series 2015-137, Class WA, 5.49%, 1/20/2038 (i)	4,143	4,857

Series 2009-106, Class ST, IF, IO, 4.35%, 2/20/2038 (i)	10,142	1,514

Series 2008-17, IO, 5.50%, 2/20/2038	252	27

Series 2008-33, Class XS, IF, IO, 6.04%, 4/16/2038 (i)	618	111

Series 2008-36, Class SH, IF, IO, 4.65%, 4/20/2038 (i)	1,601	24

Series 2008-40, Class SA, IF, IO, 4.74%, 5/16/2038 (i)	5,265	905

Series 2008-55, Class SA, IF, IO, 4.55%, 6/20/2038 (i)	382	66

Series 2008-50, Class KB, 6.00%, 6/20/2038	797	938

Series 2008-60, Class CS, IF, IO, 4.50%, 7/20/2038 (i)	1,346	156

Series 2008-69, Class QD, 5.75%, 7/20/2038	1,227	1,316

Series 2008-71, Class SC, IF, IO, 4.35%, 8/20/2038 (i)	480	63

Series 2012-59, Class WA, 5.56%, 8/20/2038 (i)	1,957	2,295

Series 2008-76, Class US, IF, IO, 4.25%, 9/20/2038 (i)	1,632	306

Series 2008-81, Class S, IF, IO, 4.55%, 9/20/2038 (i)	3,358	331

Series 2009-25, Class SE, IF, IO, 5.95%, 9/20/2038 (i)	705	103

Series 2011-97, Class WA, 6.12%, 11/20/2038 (i)	1,330	1,555

Series 2008-93, Class AS, IF, IO, 4.05%, 12/20/2038 (i)	1,696	209

Series 2008-96, Class SL, IF, IO, 4.35%, 12/20/2038 (i)	950	87

Series 2008-95, Class DS, IF, IO, 5.65%, 12/20/2038 (i)	2,994	646

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2011-163, Class WA, 5.87%, 12/20/2038 (i)	4,405	5,142

Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	298	19

Series 2014-6, Class W, 5.41%, 1/20/2039 (i)	3,586	4,086

Series 2009-6, Class SA, IF, IO, 4.44%, 2/16/2039 (i)	777	98

Series 2009-11, Class SC, IF, IO, 4.49%, 2/16/2039 (i)	1,187	112

Series 2009-10, Class SA, IF, IO, 4.30%, 2/20/2039 (i)	1,355	162

Series 2009-6, Class SH, IF, IO, 4.39%, 2/20/2039 (i)	821	80

Series 2009-24, Class DS, IF, IO, 4.65%, 3/20/2039 (i)	55	—	(j)

Series 2009-31, Class TS, IF, IO, 4.65%, 3/20/2039 (i)	1,250	91

Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	436	81

Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	980	240

Series 2009-22, Class SA, IF, IO, 4.62%, 4/20/2039 (i)	2,368	274

Series 2009-35, Class ZB, 5.50%, 5/16/2039	14,342	16,640

Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	287	44

Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	396	86

Series 2009-102, Class SM, IF, IO, 4.74%, 6/16/2039 (i)	485	10

Series 2009-43, Class SA, IF, IO, 4.30%, 6/20/2039 (i)	1,291	171

Series 2009-42, Class SC, IF, IO, 4.43%, 6/20/2039 (i)	1,846	225

Series 2009-64, Class SN, IF, IO, 4.44%, 7/16/2039 (i)	2,108	298

Series 2009-72, Class SM, IF, IO, 4.59%, 8/16/2039 (i)	2,015	405

Series 2009-104, Class AB, 7.00%, 8/16/2039	1,039	1,159

Series 2009-81, Class SB, IF, IO, 4.44%, 9/20/2039 (i)	3,279	681

Series 2009-75, Class MN, 5.50%, 9/20/2039	2,753	3,437

Series 2009-106, Class AS, IF, IO, 4.74%, 11/16/2039 (i)	2,550	348

Series 2013-147, Class BE, 4.00%, 12/20/2039	3,874	4,611

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2015-91, Class W, 5.25%, 5/20/2040 (i)	3,785	4,354

Series 2013-75, Class WA, 5.15%, 6/20/2040 (i)	1,034	1,178

Series 2011-137, Class WA, 5.56%, 7/20/2040 (i)	1,959	2,298

Series 2010-130, Class CP, 7.00%, 10/16/2040	3,690	4,431

Series 2010-157, Class OP, PO, 12/20/2040	4,940	4,572

Series 2011-75, Class SM, IF, IO, 4.95%, 5/20/2041 (i)	2,560	473

Series 2013-26, Class AK, 4.68%, 9/20/2041 (i)	2,889	3,266

Series 2014-188, Class W, 4.60%, 10/20/2041 (i)	2,991	3,348

Series 2012-141, Class WA, 4.53%, 11/16/2041 (i)	3,101	3,571

Series 2011-157, Class UY, 3.00%, 12/20/2041	1,500	1,677

Series 2012-141, Class WC, 3.70%, 1/20/2042 (i)	2,962	3,282

Series 2012-141, Class WB, 3.97%, 9/16/2042 (i)	1,906	2,124

Series 2014-41, Class W, 4.65%, 10/20/2042 (i)	3,216	3,578

Series 2013-54, Class WA, 4.79%, 11/20/2042 (i)	1,648	1,869

Series 2013-91, Class WA, 4.48%, 4/20/2043 (i)	1,827	2,006

Series 2019-78, Class SW, IF, IO, 4.45%, 6/20/2049 (i)	38,798	6,296

Series 2012-H24, Class FA, 2.18%, 3/20/2060 (i)	165	164

Series 2012-H24, Class FG, 2.16%, 4/20/2060 (i)	215	214

Series 2013-H03, Class FA, 2.03%, 8/20/2060 (i)	15	15

Series 2011-H05, Class FB, 2.23%, 12/20/2060 (i)	1,741	1,743

Series 2011-H06, Class FA, 2.18%, 2/20/2061 (i)	2,202	2,201

Series 2012-H21, Class CF, 2.43%, 5/20/2061 (i)	444	445

Series 2011-H19, Class FA, 2.20%, 8/20/2061 (i)	2,469	2,470

Series 2012-H26, Class JA, 2.28%, 10/20/2061 (i)	117	117

Series 2012-H10, Class FA, 2.28%, 12/20/2061 (i)	43,242	43,320

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2012-H08, Class FB, 2.33%, 3/20/2062 (i)	7,029	7,048

Series 2013-H07, Class MA, 2.28%, 4/20/2062 (i)	14	14

Series 2012-H08, Class FS, 2.43%, 4/20/2062 (i)	5,994	6,039

Series 2012-H15, Class FA, 2.18%, 5/20/2062 (i)	16	16

Series 2012-H26, Class MA, 2.28%, 7/20/2062 (i)	354	354

Series 2012-H18, Class NA, 2.25%, 8/20/2062 (i)	1,558	1,559

Series 2012-H28, Class FA, 2.31%, 9/20/2062 (i)	986	987

Series 2012-H29, Class FA, 2.25%, 10/20/2062 (i)	18,006	18,025

Series 2012-H24, Class FE, 2.33%, 10/20/2062 (i)	288	288

Series 2013-H02, Class HF, 2.03%, 11/20/2062 (i)	50	50

Series 2013-H01, Class FA, 1.65%, 1/20/2063	6,663	6,659

Series 2013-H01, Class JA, 2.05%, 1/20/2063 (i)	8,853	8,826

Series 2013-H04, Class SA, 2.15%, 2/20/2063 (i)	1,896	1,893

Series 2013-H08, Class FC, 2.18%, 2/20/2063 (i)	10,090	10,087

Series 2013-H07, Class HA, 2.14%, 3/20/2063 (i)	7,304	7,295

Series 2013-H09, Class HA, 1.65%, 4/20/2063	3,983	3,974

Series 2013-H14, Class FG, 2.20%, 5/20/2063 (i)	1,968	1,969

Series 2013-H14, Class FC, 2.20%, 6/20/2063 (i)	2,098	2,099

Series 2014-H01, Class FD, 2.38%, 1/20/2064 (i)	16,303	16,375

Series 2014-H05, Class FA, 2.42%, 2/20/2064 (i)	10,738	10,826

Series 2014-H06, Class HB, 2.38%, 3/20/2064 (i)	3,223	3,237

Series 2014-H09, Class TA, 2.33%, 4/20/2064 (i)	11,559	11,596

Series 2014-H10, Class TA, 2.33%, 4/20/2064 (i)	16,587	16,669

Series 2014-H11, Class VA, 2.23%, 6/20/2064 (i)	19,811	19,835

Series 2014-H15, Class FA, 2.23%, 7/20/2064 (i)	18,544	18,566

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	81

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2014-H17, Class FC, 2.23%, 7/20/2064 (i)	14,039	14,055

Series 2014-H19, Class FE, 2.20%, 9/20/2064 (i)	18,220	18,221

Series 2014-H20, Class LF, 2.33%, 10/20/2064 (i)	7,577	7,580

Series 2015-H02, Class FB, 2.23%, 12/20/2064 (i)	8,467	8,475

Series 2015-H03, Class FA, 2.23%, 12/20/2064 (i)	7,773	7,779

Series 2015-H07, Class ES, 2.16%, 2/20/2065 (i)	11,563	11,562

Series 2015-H05, Class FC, 2.21%, 2/20/2065 (i)	30,928	30,896

Series 2015-H06, Class FA, 2.21%, 2/20/2065 (i)	16,625	16,632

Series 2015-H08, Class FC, 2.21%, 3/20/2065 (i)	43,953	43,972

Series 2015-H10, Class FC, 2.21%, 4/20/2065 (i)	35,577	35,592

Series 2015-H12, Class FA, 2.21%, 5/20/2065 (i)	21,958	21,967

Series 2015-H15, Class FD, 2.17%, 6/20/2065 (i)	10,211	10,200

Series 2015-H15, Class FJ, 2.17%, 6/20/2065 (i)	15,332	15,317

Series 2015-H18, Class FA, 2.18%, 6/20/2065 (i)	13,931	13,925

Series 2015-H16, Class FG, 2.17%, 7/20/2065 (i)	17,610	17,591

Series 2015-H16, Class FL, 2.17%, 7/20/2065 (i)	24,902	24,876

Series 2015-H20, Class FA, 2.20%, 8/20/2065 (i)	15,586	15,587

Series 2015-H26, Class FG, 2.25%, 10/20/2065 (i)	4,708	4,717

Series 2015-H32, Class FH, 2.39%, 12/20/2065 (i)	10,524	10,600

Series 2016-H07, Class FA, 2.48%, 3/20/2066 (i)	46,377	46,867

Series 2016-H07, Class FB, 2.48%, 3/20/2066 (i)	11,702	11,825

Series 2016-H11, Class FD, 3.13%, 5/20/2066 (i)	23,065	23,154

Series 2016-H26, Class FC, 2.73%, 12/20/2066 (i)	16,425	16,693

Series 2017-H08, Class XI, IO, 2.09%, 3/20/2067 (i)	74,917	8,600

Series 2017-H14, Class XI, IO, 1.66%, 6/20/2067 (i)	59,170	5,219

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-H09, Class FE, 2.80%, 6/20/2068 (i)	4,414	4,367

Series 2019-H20, Class ID, IO, 1.26%, 12/20/2069 (i)	32,083	3,086

Series 2020-H02, Class MI, IO, 1.16%, 1/20/2070 (i)	74,488	6,356

Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	39,880	39,800

GSMPS Mortgage Loan Trust

Series 2004-4, Class 1AF, 2.03%, 6/25/2034 (b) (i)	452	423

Series 2005-RP2, Class 1AF, 1.98%, 3/25/2035 (b) (i)	804	748

Series 2005-RP3, Class 1AF, 1.98%, 9/25/2035 (b) (i)	5,195	4,585

Series 2005-RP3, Class 1AS, IO, 2.80%, 9/25/2035 ‡ (b) (i)	3,829	521

GSR Mortgage Loan Trust

Series 2003-6F, Class A2, 2.03%, 9/25/2032 (i)	40	40

Series 2003-3F, Class 4A3, 5.75%, 4/25/2033	173	178

Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	606	632

Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	395	428

Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	530	547

Series 2005-5F, Class 8A3, 2.13%, 6/25/2035 (i)	182	172

Series 2005-AR6, Class 3A1, 4.27%, 9/25/2035 (i)	51	51

Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	899	957

Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	428	550

Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	2,538	2,062

Headlands Residential LLC

Series 2017-RPL1, Class A, 3.88%, 8/25/2022 (b) (f)	38,825	38,974

Series 2018-RPL1, Class A, 4.25%, 6/25/2023 (b) (f)	18,838	19,102

Series 2019-RPL1, 3.97%, 6/25/2024 (b) (f)	38,990	39,599

Impac CMB Trust Series 2005-4, Class 2A1, 2.23%, 5/25/2035 (i)	807	793

Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	569	578

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Impac Secured Assets Trust

Series 2006-1, Class 2A1, 1.98%, 5/25/2036 (i)	1,981	1,941

Series 2006-2, Class 2A1, 1.98%, 8/25/2036 (i)	1,082	1,081

JP Morgan Mortgage Trust

Series 2006-A2, Class 5A3, 4.11%, 11/25/2033 (i)	1,989	2,066

Series 2004-A3, Class 4A1, 4.91%, 7/25/2034 (i)	75	78

Series 2006-A3, Class 6A1, 4.12%, 8/25/2034 (i)	537	544

Series 2006-A2, Class 4A1, 4.68%, 8/25/2034 (i)	3,605	3,757

Series 2004-A4, Class 1A1, 4.79%, 9/25/2034 (i)	254	267

Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	36	37

Series 2005-A1, Class 3A4, 4.33%, 2/25/2035 (i)	679	705

Series 2007-A1, Class 5A1, 3.99%, 7/25/2035 (i)	461	465

Series 2007-A1, Class 5A2, 3.99%, 7/25/2035 (i)	184	186

Legacy Mortgage Asset Trust Series 2020-GS1, Class A1, 2.88%, 10/25/2059 (b) (f)	9,961	10,062

Lehman Mortgage Trust

Series 2006-2, Class 1A1, 5.83%, 4/25/2036 (i)	450	399

Series 2007-6, Class 1A8, 6.00%, 7/25/2037	263	248

Series 2008-2, Class 1A6, 6.00%, 3/25/2038	2,648	1,713

LHOME Mortgage Trust

Series 2019-RTL2, Class A1, 3.84%, 3/25/2024 (b)	27,015	27,052

Series 2020-RTL1, Class A1, 3.23%, 10/25/2024 (b)	18,550	18,636

MASTR Adjustable Rate Mortgages Trust

Series 2004-13, Class 2A1, 4.58%, 4/21/2034 (i)	963	987

Series 2004-3, Class 4A2, 3.72%, 4/25/2034 (i)	219	208

Series 2004-15, Class 3A1, 4.32%, 12/25/2034 (i)	268	266

MASTR Alternative Loan Trust

Series 2004-10, Class 1A1, 4.50%, 9/25/2019	9	9

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2004-8, Class 6A1, 5.50%, 9/25/2019	3		3

Series 2005-6, Class 3A1, 5.50%, 11/25/2020	133		131

Series 2003-9, Class 2A1, 6.00%, 12/25/2033	226		234

Series 2003-9, Class 8A1, 6.00%, 1/25/2034	168		173

Series 2004-3, Class 3A1, 6.00%, 4/25/2034	1,566		1,615

Series 2004-3, Class 2A1, 6.25%, 4/25/2034	344		355

Series 2004-6, Class 30PO, PO, 7/25/2034 ‡	215		190

Series 2004-6, Class 7A1, 6.00%, 7/25/2034	146		151

Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	160		140

MASTR Asset Securitization Trust

Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	—	(j)	—	(j)

Series 2004-8, PO, 8/25/2019 ‡	1		1

Series 2004-8, Class 1A1, 4.75%, 8/25/2019	1		—	(j)

Series 2003-12, Class 30PO, PO, 12/25/2033 ‡	27		25

Series 2003-12, Class 6A1, 5.00%, 12/25/2033	87		89

Series 2004-4, Class 1A6, 5.25%, 12/26/2033	436		438

Series 2004-P7, Class A6, 5.50%, 12/27/2033 (b)	169		178

Series 2004-1, Class 30PO, PO, 2/25/2034 ‡	18		16

MASTR Reperforming Loan Trust

Series 2005-2, Class 1A1F, 1.98%, 5/25/2035 (b) (i)	7,188		4,947

Series 2006-2, Class 1A1, 4.36%, 5/25/2036 (b) (i)	852		830

MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (b)	180		153

Merrill Lynch Mortgage Investors Trust

Series 2003-E, Class A1, 2.25%, 10/25/2028 (i)	649		658

Series 2003-F, Class A1, 2.27%, 10/25/2028 (i)	1,413		1,422

Series 2004-A, Class A1, 2.09%, 4/25/2029 (i)	239		235

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	83

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2004-C, Class A2, 2.52%, 7/25/2029 (i)	460	455

Series 2003-A5, Class 2A6, 3.98%, 8/25/2033 (i)	308	314

Series 2004-A4, Class A2, 4.33%, 8/25/2034 (i)	523	541

Series 2004-1, Class 2A1, 3.65%, 12/25/2034 (i)	580	588

Series 2005-A2, Class A1, 3.73%, 2/25/2035 (i)	952	970

Merrill Lynch Mortgage-Backed Securities Trust Series 2007-3, Class 1A3, 2.90%, 6/25/2037 (i)	578	569

Morgan Stanley Mortgage Loan Trust

Series 2004-9, Class 4A, 3.07%, 10/25/2019 (i)	116	114

Series 2004-3, Class 4A, 5.61%, 4/25/2034 (i)	1,480	1,615

MRFC Mortgage Pass-Through Trust

Series 2000-TBC2, Class A1, 2.14%, 6/15/2030 (i)	1,694	1,696

Series 2000-TBC3, Class A1, 2.10%, 12/15/2030 (i)	383	375

NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (i)	462	467

NCUA Guaranteed Notes Trust

Series 2010-R3, Class 1A, 2.23%, 12/8/2020 (i)	9,364	9,369

Series 2010-R3, Class 3A, 2.40%, 12/8/2020	297	299

Nomura Asset Acceptance Corp. Alternative Loan Trust

Series 2003-A1, Class A5, 7.00%, 4/25/2033	69	73

Series 2003-A1, Class A1, 5.50%, 5/25/2033	78	81

Series 2003-A1, Class A2, 6.00%, 5/25/2033	171	178

P-stla 7.25%, 10/11/2022 ‡	40,900	40,900

Pretium Mortgage Credit Partners I LLC Series 2020-CFL1, Class A1, 3.10%, 2/27/2060 (b) (f)	57,142	57,605

Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	562	603

Prog 2018-jpm 7/24/2023 ‡	50,000	50,000

Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 4.28%, 5/25/2035 (i)	15	15

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

RALI Trust

Series 2002-QS16, Class A3, IF, 13.22%, 10/25/2017 (i)	1		1

Series 2003-QS9, Class A3, IF, IO, 5.92%, 5/25/2018 ‡ (i)	8		—	(j)

Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	(j)	—

Series 2003-QS12, Class A2A, IF, IO, 5.97%, 6/25/2018 ‡ (i)	—	(j)	—	(j)

Series 2003-QS14, Class A1, 5.00%, 7/25/2018	9		9

Series 2005-QA6, Class A32, 5.28%, 5/25/2035 (i)	892		668

Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	130		124

RBSSP Resecuritization Trust

Series 2009-12, Class 1A1, 5.45%, 11/25/2033 (b) (i)	1,140		1,146

Series 2009-1, Class 1A1, 6.50%, 2/26/2036 (b) (i)	1,340		1,387

Reperforming Loan REMIC Trust Series 2005-R1, Class 2APO, PO, 3/25/2035 ‡ (b)	53		41

Repo Buyer 8.32%, 5/1/2020 ‡	20,502		20,502

Residential Asset Securitization Trust

Series 2003-A8, Class A5, 4.25%, 10/25/2018	12		12

Series 2003-A14, Class A1, 4.75%, 2/25/2019	—	(j)	—	(j)

Series 2005-A2, Class A4, IF, IO, 3.42%, 3/25/2035 ‡ (i)	5,736		533

Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	501		496

RFMSI Trust Series 2005-SA4, Class 1A1, 4.02%, 9/25/2035 (i)	290		269

RMIP 5.60%, 8/25/2021 ‡	32,562		32,562

SART

4.75%, 7/15/2024	46,640		47,573

4.76%, 6/15/2025	54,167		55,250

SART CRR

Series 4, 2.51%, 10/15/2024 ‡	23,153		22,848

2.75%, 4/15/2026 ‡	16,451		16,248

4.25%, 7/15/2027 ‡	23,525		23,213

Seasoned Credit Risk Transfer Trust

Series 2018-4, Class MA, 3.50%, 3/25/2058	26,473		28,163

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2018-4, Class MZ, 3.50%, 3/25/2058 ‡	12,572	14,783

Series 2019-1, Class MT, 3.50%, 7/25/2058	65,070	70,848

Series 2019-1, Class M55D, 4.00%, 7/25/2058	40,634	43,989

Series 2019-3, Class MB, 3.50%, 10/25/2058 ‡	26,451	30,002

Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 6/25/2028	16,588	17,583

Sequoia Mortgage Trust

Series 2004-8, Class A1, 2.35%, 9/20/2034 (i)	749	746

Series 2004-8, Class A2, 2.45%, 9/20/2034 (i)	919	921

Series 2004-10, Class A1A, 2.27%, 11/20/2034 (i)	331	324

Series 2004-11, Class A1, 2.25%, 12/20/2034 (i)	969	978

Series 2004-12, Class A3, 2.22%, 1/20/2035 (i)	830	796

Structured Asset Mortgage Investments II Trust

Series 2004-AR5, Class 1A1, 2.31%, 10/19/2034 (i)	938	947

Series 2005-AR5, Class A3, 1.90%, 7/19/2035 (i)	3,375	3,300

Structured Asset Securities Corp.

Series 2003-37A, Class 2A, 4.11%, 12/25/2033 (i)	1,045	1,070

Series 2004-4XS, Class 1A5, 5.11%, 2/25/2034 (f)	1,535	1,581

Series 2005-RF3, Class 1A, 1.98%, 6/25/2035 (b) (i)	594	531

Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3, 3.91%, 11/25/2033 (i)	248	253

Thornburg Mortgage Securities Trust

Series 2003-4, Class A1, 2.27%, 9/25/2043 (i)	2,096	2,132

Series 2004-4, Class 3A, 3.55%, 12/25/2044 (i)	1,527	1,567

Vendee Mortgage Trust

Series 1993-1, Class ZB, 7.25%, 2/15/2023	1,172	1,245

Series 1994-1, Class 1, 5.27%, 2/15/2024 (i)	394	416

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	1,073	1,159

Series 1996-1, Class 1Z, 6.75%, 2/15/2026	717	808

Series 1996-2, Class 1Z, 6.75%, 6/15/2026	325	365

Series 1997-1, Class 2Z, 7.50%, 2/15/2027	1,098	1,245

Series 1998-1, Class 2E, 7.00%, 3/15/2028	715	822

vMobo, Inc. 7.50%, 5/31/2024	40,000	40,000

WaMu Mortgage Pass-Through Certificates

Series 2003-S4, Class 2A10, IF, 12.99%, 6/25/2033 (i)	178	233

Series 2004-RS2, Class A4, 5.00%, 11/25/2033	361	370

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-S1, Class A5, 5.50%, 4/25/2033	595	611

Series 2003-AR7, Class A7, 4.44%, 8/25/2033 (i)	481	488

Series 2003-AR9, Class 1A6, 4.33%, 9/25/2033 (i)	3,084	3,159

Series 2003-AR9, Class 2A, 4.40%, 9/25/2033 (i)	551	565

Series 2003-S9, Class P, PO, 10/25/2033 ‡	27	25

Series 2003-AR11, Class A6, 4.11%, 10/25/2033 (i)	1,684	1,724

Series 2003-S9, Class A8, 5.25%, 10/25/2033	2,115	2,160

Series 2004-AR3, Class A1, 4.47%, 6/25/2034 (i)	728	744

Series 2004-AR3, Class A2, 4.47%, 6/25/2034 (i)	936	954

Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	2,349	2,411

Series 2004-S3, Class 1A5, 5.00%, 7/25/2034	330	338

Series 2006-AR10, Class 2P, 3.83%, 9/25/2036 ‡ (i)	56	47

Series 2006-AR8, Class 1A2, 3.88%, 8/25/2046 (i)	429	428

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust

Series 2005-1, Class CP, PO, 3/25/2035 ‡	88	73

Series 2005-1, Class 1A1, 5.50%, 3/25/2035	731	751

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	85

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-2, Class 2A3, IF, IO, 3.37%, 4/25/2035 ‡ (i)	1,904	291

Series 2005-2, Class 1A4, IF, IO, 3.42%, 4/25/2035 ‡ (i)	5,463	727

Series 2005-4, Class CB7, 5.50%, 6/25/2035	1,948	1,948

Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	1,944	398

Series 2005-6, Class 2A4, 5.50%, 8/25/2035	329	326

Series 2006-1, Class 3A2, 5.75%, 2/25/2036	149	143

Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033 ‡	1	1

Wells Fargo Alternative Loan Trust

Series 2003-1, Class APO, PO, 9/25/2033 ‡	40	35

Series 2007-PA3, Class 1A2, 5.75%, 7/25/2037	166	163

Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	140	141

Total Collateralized Mortgage Obligations (Cost $3,034,101)		3,138,945

Commercial Mortgage-Backed Securities — 7.6%

20 Times Square Trust

Series 2018-20TS, Class D, 3.10%, 5/15/2035 (b) (i)	21,000	21,405

Series 2018-20TS, Class E, 3.10%, 5/15/2035 ‡ (b) (i)	13,399	13,513

BAMLL Commercial Mortgage Securities Trust

Series 2012-PARK, Class A, 2.96%, 12/10/2030 (b)	7,026	7,303

Series 2014-520M, Class C, 4.21%, 8/15/2046 ‡ (b) (i)	7,700	8,713

BAMLL Re-REMIC Trust

Series 2016-FR16, Class A, 0.93%, 5/27/2021 (b) (i)	27,564	27,129

Series 2014-FRR5, Class AK30, PO, 6/27/2045 (b)	3,200	2,845

Series 2016-FR13, Class A, 1.61%, 8/27/2045 (b) (i)	9,619	9,194

Series 2015-FR11, Class AK25, 2.55%, 9/27/2045 (b) (i)	7,484	7,464

Series 2014-FRR5, Class A714, PO, 1/27/2047 (b)	16,252	15,916

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banc of America Commercial Mortgage Trust Series 2006-5, Class XC, IO, 0.88%, 9/10/2047 ‡ (b) (i)	1,003	1

Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class D, 4.01%, 3/15/2036 ‡ (b) (i)	6,700	6,700

BB-UBS Trust

Series 2012-TFT, Class A, 2.89%, 6/5/2030 (b)	4,949	4,953

Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	46,923	50,428

Bear Stearns Commercial Mortgage Securities Trust

Series 2006-PW14, Class X1, IO, 0.33%, 12/11/2038 ‡ (b) (i)	5,246	4

Series 2007-T26, Class X1, IO, 0.01%, 1/12/2045 ‡ (b) (i)	92,395	43

BXMT Ltd. Series 2017-FL1, Class D, 4.36%, 6/15/2035 ‡ (b) (i)	20,740	20,740

CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 1.30%, 12/11/2049 ‡ (b) (i)	143	6

CD Mortgage Trust Series 2006-CD3, Class XS, IO, 0.71%, 10/15/2048 ‡ (b) (i)	18,002	119

COBALT CMBS Commercial Mortgage Trust Series 2006-C1, IO, 0.89%, 8/15/2048 ‡ (i)	3,970	53

Commercial Mortgage Trust

Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	4,484	4,844

Series 2018-HOME, Class A, 3.82%, 4/10/2033 (b) (i)	53,745	60,671

Series 2013-SFS, Class A2, 2.99%, 4/12/2035 (b) (i)	6,150	6,388

Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (b)	7,550	7,876

Series 2020-CBM, Class B, 3.10%, 2/10/2037 (b)	14,250	14,871

Series 2006-GG7, Class AM, 5.72%, 7/10/2038 (i)	415	418

Series 2012-CR2, Class XA, IO, 1.63%, 8/15/2045 ‡ (i)	23,317	768

Series 2014-CR19, Class A5, 3.80%, 8/10/2047	13,800	15,043

Series 2015-CR24, Class A5, 3.70%, 8/10/2048	9,250	10,189

Series 2015-CR25, Class A4, 3.76%, 8/10/2048	17,593	19,459

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.02%, 1/15/2049 ‡ (b) (i)	16,701	—	(j)

CSAIL Commercial Mortgage Trust

Series 2017-CX10, Class UESA, 4.03%, 10/15/2032 (b)	29,490	30,993

Series 2017-CX10, Class UESC, 4.24%, 10/15/2032 ‡ (b) (i)	4,929	5,081

CSMC OA LLC

Series 2014-USA, Class A2, 3.95%, 9/15/2037 (b)	2,600	2,843

Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (b)	16,830	17,218

DBUBS Mortgage Trust Series 2011-LC2A, Class XA, IO, 1.03%, 7/10/2044 ‡ (b) (i)	19,511	161

DBWF Mortgage Trust Series 2015-LCM, Class A2, 3.42%, 6/10/2034 (b) (i)	4,000	4,236

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KJ02, Class A2, 2.60%, 9/25/2020	159	159

Series KJ09, Class A2, 2.84%, 9/25/2022	15,410	15,906

Series KS01, Class A2, 2.52%, 1/25/2023	13,479	13,790

Series KSMC, Class A2, 2.62%, 1/25/2023	41,500	42,912

Series K038, Class A2, 3.39%, 3/25/2024	20,914	22,491

Series K731, Class AM, 3.60%, 2/25/2025 (i)	32,000	34,729

Series KPLB, Class A, 2.77%, 5/25/2025	2,314	2,462

Series KLU2, Class A7, 2.23%, 9/25/2025 (i)	21,900	22,503

Series KJ17, Class A2, 2.98%, 11/25/2025	30,043	32,100

Series K052, Class A2, 3.15%, 11/25/2025	23,597	25,675

Series K737, Class AM, 2.10%, 10/25/2026	24,520	25,254

Series K061, Class AM, 3.44%, 11/25/2026 (i)	20,000	22,231

Series K065, Class A2, 3.24%, 4/25/2027	21,719	24,006

Series K065, Class AM, 3.33%, 5/25/2027	11,657	12,912

Series K066, Class A2, 3.12%, 6/25/2027	8,171	8,968

Series K069, Class A2, 3.19%, 9/25/2027 (i)	48,115	53,087

Series K070, Class A2, 3.30%, 11/25/2027 (i)	17,323	19,270

Series K072, Class A2, 3.44%, 12/25/2027	14,689	16,511

Series K072, Class AM, 3.50%, 12/25/2027 (i)	19,000	21,369

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K073, Class A2, 3.35%, 1/25/2028	33,492	37,445

Series W5FX, Class AFX, 3.34%, 4/25/2028 (i)	21,769	24,126

Series K077, Class A2, 3.85%, 5/25/2028 (i)	33,800	39,199

Series K081, Class A2, 3.90%, 8/25/2028 (i)	36,095	42,175

Series K082, Class A2, 3.92%, 9/25/2028 (i)	29,701	34,770

Series K082, Class AM, 3.92%, 9/25/2028 (i)	12,035	14,043

Series K087, Class A2, 3.77%, 12/25/2028	8,150	9,475

Series K088, Class A2, 3.69%, 1/25/2029	355	411

FNMA ACES

Series 2010-M3, Class A3, 4.33%, 3/25/2020 (i)	126	126

Series 2010-M7, Class A2, 3.66%, 11/25/2020	628	633

Series 2011-M1, Class A3, 3.76%, 6/25/2021	4,292	4,371

Series 2011-M8, Class A2, 2.92%, 8/25/2021	4,337	4,403

Series 2013-M9, Class A2, 2.39%, 1/25/2023 (i)	6,652	6,830

Series 2013-M13, Class A2, 2.64%, 4/25/2023 (i)	1,940	2,002

Series 2014-M2, Class A2, 3.51%, 12/25/2023 (i)	13,229	14,077

Series 2014-M3, Class A2, 3.48%, 1/25/2024 (i)	18,523	19,891

Series 2014-M9, Class A2, 3.10%, 7/25/2024 (i)	3,216	3,417

Series 2014-M13, Class A2, 3.02%, 8/25/2024 (i)	11,740	12,467

Series 2015-M1, Class A2, 2.53%, 9/25/2024	12,039	12,596

Series 2015-M3, Class A2, 2.72%, 10/25/2024	30,000	31,622

Series 2015-M7, Class A2, 2.59%, 12/25/2024	7,187	7,511

Series 2015-M2, Class A3, 3.04%, 12/25/2024 (i)	11,134	11,906

Series 2015-M8, Class A2, 2.90%, 1/25/2025 (i)	10,000	10,592

Series 2016-M1, Class A2, 2.94%, 1/25/2026 (i)	64,822	69,732

Series 2016-M11, Class A2, 2.37%, 7/25/2026 (i)	96,850	101,590

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	87

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2017-M3, Class A2, 2.48%, 12/25/2026 (i)	10,891	11,593

Series 2015-M10, Class A2, 3.09%, 4/25/2027 (i)	57,555	62,689

Series 2017-M8, Class A2, 3.06%, 5/25/2027 (i)	33,600	36,766

Series 2017-M12, Class A2, 3.08%, 6/25/2027 (i)	44,413	48,668

Series 2017-M15, Class A2, 2.96%, 9/25/2027 (i)	10,000	10,896

Series 2018-M2, Class A2, 2.90%, 1/25/2028 (i)	22,000	24,023

Series 2018-M4, Class A2, 3.04%, 3/25/2028 (i)	25,707	28,328

Series 2018-M9, Class APT2, 3.12%, 4/25/2028 (i)	97,843	108,142

Series 2018-M8, Class A2, 3.33%, 6/25/2028 (i)	35,260	39,696

Series 2018-M10, Class A2, 3.38%, 7/25/2028 (i)	45,168	50,922

Series 2019-M1, Class A2, 3.56%, 9/25/2028 (i)	34,615	39,634

Series 2019-M2, Class A2, 3.63%, 11/25/2028 (i)	54,000	62,163

Series 2019-M7, Class A2, 3.14%, 4/25/2029	41,965	46,977

Series 2017-M5, Class A2, 3.17%, 4/25/2029 (i)	8,018	8,962

Series 2019-M12, Class A2, 2.89%, 5/25/2029 (i)	75,085	82,303

Series 2017-M11, Class A2, 2.98%, 8/25/2029	14,669	16,267

Series 2020-M5, Class A2, 2.21%, 1/25/2030	46,000	47,860

Series 2018-M3, Class A2, 3.09%, 2/25/2030 (i)	17,874	20,027

FREMF Mortgage Trust

Series 2017-K727, Class B, 3.74%, 7/25/2024 (b) (i)	27,500	29,065

Series 2015-K44, Class B, 3.68%, 1/25/2048 (b) (i)	769	820

Series 2015-K45, Class B, 3.59%, 4/25/2048 (b) (i)	11,025	11,710

Series 2015-K47, Class B, 3.59%, 6/25/2048 (b) (i)	5,000	5,313

Series 2015-K51, Class B, 3.95%, 10/25/2048 (b) (i)	10,000	10,823

Series 2016-K56, Class B, 3.94%, 6/25/2049 (b) (i)	8,451	9,274

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2016-K722, Class B, 3.84%, 7/25/2049 (b) (i)	21,565	22,576

Series 2017-K67, Class B, 3.94%, 9/25/2049 (b) (i)	8,500	9,313

Series 2017-K729, Class B, 3.67%, 11/25/2049 (b) (i)	8,000	8,454

Series 2017-K63, Class B, 3.87%, 2/25/2050 (b) (i)	20,000	21,660

Series 2019-K102, Class B, 3.65%, 12/25/2051 (b) (i)	6,000	6,330

Series 2019-K90, Class B, 4.31%, 2/25/2052 (b) (i)	8,500	9,625

Series 2020-K737, Class B, 3.30%, 1/25/2053 (b) (i)	10,000	10,453

GS Mortgage Securities Trust Series 2006-GG8, Class X, IO, 1.11%, 11/10/2039 ‡ (b) (i)	10,432	49

Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (b)	36,250	39,000

JP Morgan Chase Commercial Mortgage Securities Trust

Series 2005-CB11, Class X1, IO, 0.12%, 8/12/2037 ‡ (b) (i)	9,029	1

Series 2006-CB15, Class X1, IO, 0.32%, 6/12/2043 ‡ (i)	17,232	24

Series 2007-LD12, Class X, IO, 2/15/2051 ‡ (i)	8,172	—	(j)

JPMCC Re-REMIC Trust

Series 2015-FRR2, Class AK36, 2.20%, 12/27/2046 (b) (i)	14,000	13,641

Series 2014-FRR1, Class BK10, 2.44%, 11/27/2049 ‡ (b) (i)	2,900	2,881

Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	8,924	10,265

LB-UBS Commercial Mortgage Trust Series 2007-C2, Class XW, IO, 0.19%, 2/15/2040 ‡ (i)	2,674	—	(j)

ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.74%, 12/12/2049 ‡ (b) (i)	4,984	—	(j)

Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 2/15/2047	7,610	7,698

Morgan Stanley Capital I Trust

Series 2006-IQ12, Class X1, IO, 0.58%, 12/15/2043 ‡ (b) (i)	2,262	—	(j)

Series 2007-HQ11, Class X, IO, 0.22%, 2/12/2044 ‡ (b) (i)	2,233	2

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2007-IQ13, Class X, IO, 0.52%, 3/15/2044 ‡ (b) (i)	4,064	12

Series 2007-HQ13, Class X1, IO, 12/15/2044 ‡ (b) (i)	1,530	—	(j)

Series 2012-C4, Class A3, 2.99%, 3/15/2045	1,752	1,762

MRCD Mortgage Trust

Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	38,560	40,194

Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (b)	81,600	80,164

RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	4,450	4,624

SBALR Commercial Mortgage Trust

Series 2020-RR1, Class A3, 2.83%, 2/13/2053	24,215	24,879

Series RR Trust

Series 2014-1, Class B, PO, 5/25/2047 (b)	8,260	6,657

UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.07%, 5/10/2045 (b) (i)	12,756	423

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	15,527	16,090

UBS-Barclays Commercial Mortgage Trust

Series 2013-C6, Class A4, 3.24%, 4/10/2046	2,357	2,466

Series 2012-C2, Class XA, IO, 1.31%, 5/10/2063 ‡ (b) (i)	45,339	1,171

Series 2012-C2, Class A4, 3.53%, 5/10/2063	9,327	9,702

VNDO Mortgage Trust

Series 2013-PENN, Class A, 3.81%, 12/13/2029 (b)	30,750	31,065

Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (b)	11,148	11,558

Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 ‡ (b) (i)	3,181	—	(j)

Wells Fargo Commercial Mortgage Trust

Series 2013-120B, Class A, 2.71%, 3/18/2028 (b) (i)	13,452	13,438

Series 2015-C30, Class A4, 3.66%, 9/15/2058	8,751	9,613

Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class AK20, PO, 5/27/2045 (b)	8,000	7,499

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

WFRBS Commercial Mortgage Trust

Series 2011-C3, Class A4, 4.38%, 3/15/2044 (b)	8,911	9,089

Series 2013-C11, Class D, 4.26%, 3/15/2045 ‡ (b) (i)	2,500	2,597

Series 2012-C6, Class A4, 3.44%, 4/15/2045	9,229	9,459

Total Commercial Mortgage-backed Securities (Cost $2,396,718)		2,586,688

U.S. Government Agency Securities — 1.7%

FNMA DN, 4.15%, 5/15/2030 (a)	8,071	6,820

Israel Government AID Bond (Israel)

4.24%, 11/1/2023 (a)	3,587	3,422

5.50%, 12/4/2023	7,240	8,430

3.01%, 11/1/2024 (a)	73,521	69,172

3.46%, 5/15/2025 (a)	14,763	13,772

3.42%, 8/15/2025 (a)	23,876	22,173

3.52%, 11/15/2025 (a)	18,275	16,922

2.41%, 8/15/2026 (a)	17,300	15,814

4.64%, 11/15/2026 (a)	2,242	2,040

5.50%, 9/18/2033	6,771	9,973

Resolution Funding Corp. STRIPS

1.98%, 7/15/2020 (a)	225,211	224,169

2.03%, 10/15/2020 (a)	50,759	50,329

DN, 3.10%, 1/15/2026 (a)	8,499	7,842

DN, 2.86%, 10/15/2027 (a)	11,275	10,061

DN, 3.05%, 1/15/2030 (a)	30,700	26,239

DN, 3.26%, 4/15/2030 (a)	18,250	15,521

Tennessee Valley Authority

5.88%, 4/1/2036	31,814	49,149

5.50%, 6/15/2038	493	749

4.63%, 9/15/2060	4,157	6,660

4.25%, 9/15/2065	2,604	3,962

Tennessee Valley Authority STRIPS

DN, 4.02%, 11/1/2025 (a)	17,495	16,180

DN, 5.40%, 7/15/2028 (a)	3,119	2,705

DN, 3.61%, 12/15/2028 (a)	3,500	3,016

DN, 4.86%, 6/15/2035 (a)	2,242	1,622

Total U.S. Government Agency Securities (Cost $552,548)		586,742

Municipal Bonds — 0.4% (m)

California — 0.1%

Education — 0.1%

Regents of the University of California Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	21,120	21,440

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	89

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued

General Obligation — 0.0% (d)

State of California, Various Purpose GO, 7.30%, 10/1/2039	2,400	3,885

Transportation — 0.0% (d)

City of Los Angeles, Department of Airports Series 2009C, Rev., 6.58%, 5/15/2039	3,060	4,324

Total California		29,649

New York — 0.1%

Special Tax — 0.0% (d)

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series D, Rev., 5.60%, 3/15/2040	2,240	3,088

Transportation — 0.1%

Port Authority of New York and New Jersey, Consolidated

Series 164, Rev., 5.65%, 11/1/2040	10,965	16,333

Series 165, Rev., 5.65%, 11/1/2040	3,780	5,630

Series 174, Rev., 4.46%, 10/1/2062	17,925	24,496

		46,459

Total New York		49,547

Ohio — 0.2%

Education — 0.1%

Ohio State University, General Receipts

Series 2016A, Rev., 4.05%, 12/1/2056	3,478	4,666

Series A, Rev., 4.80%, 6/1/2111	9,576	14,770

Rev., 5.59%, 12/1/2114	5,822	9,074

		28,510

Hospital — 0.0% (d)

County of Hamilton, The Christ Hospital Rev., AGM, 3.76%, 6/1/2042	16,870	19,017

Utility — 0.1%

American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	11,725	20,174

Total Ohio		67,701

Total Municipal Bonds (Cost $111,804)		146,897

Foreign Government Securities — 0.4%

Republic of Colombia (Colombia)

4.00%, 2/26/2024	6,987	7,441

4.50%, 1/28/2026	3,811	4,214

7.38%, 9/18/2037	1,400	2,074

5.63%, 2/26/2044	941	1,217

5.00%, 6/15/2045	3,979	4,823

5.20%, 5/15/2049	10,179	12,851

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Republic of Panama (Panama)

3.16%, 1/23/2030	8,850	9,375

4.50%, 4/16/2050	5,100	6,358

Republic of Peru (Peru) 5.63%, 11/18/2050	737	1,137

Republic of South Africa (South Africa) 5.88%, 9/16/2025	3,502	3,867

United Mexican States (Mexico)

3.60%, 1/30/2025	7,166	7,654

4.13%, 1/21/2026 (c)	5,155	5,654

3.75%, 1/11/2028 (c)	22,959	24,588

4.75%, 3/8/2044	3,906	4,527

4.60%, 1/23/2046	15,089	17,117

4.35%, 1/15/2047 (c)	4,228	4,653

4.60%, 2/10/2048 (c)	1,928	2,204

4.50%, 1/31/2050	14,225	16,119

5.75%, 10/12/2110	5,118	6,457

Total Foreign Government Securities (Cost $129,376)		142,330

	SHARES (000)
Short-Term Investments — 4.5%

Investment Companies — 4.0%

JPMorgan Prime Money Market Fund Class Institutional Shares, 1.62% (n) (o) (Cost $1,344,812)	1,344,409	1,345,081

Investment of Cash Collateral From Securities Loaned — 0.5%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.73% (n) (o)	164,001	164,034

JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.51% (n) (o)	18,769	18,769

Total Investment Of Cash Collateral From Securities Loaned (Cost $182,792)		182,803

Total Short-Term Investments (Cost $1,527,604)		1,527,884

Total Investments — 100.8% (Cost $31,967,703)		34,236,110
Liabilities in Excess of Other Assets — (0.8)%		(270,776)

NET ASSETS — 100.0%		33,965,334

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 29, 2020.
CMBS	Commercial Mortgage-Backed Security
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of February 29, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue

SOFR	Secured Overnight Financing Rate

STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	The rate shown is the effective yield as of February 29, 2020.
(b)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(c)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 is approximately $178,097,000.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2020.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 29, 2020.
(g)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 29, 2020.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 29, 2020.
(j)	Amount rounds to less than one thousand.
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Defaulted security.
(m)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of February 29, 2020.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	91

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Corporate Bonds — 25.7%

Aerospace & Defense — 0.3%

Airbus Finance BV (France) 2.70%, 4/17/2023 (a)	589	614

Airbus SE (France)

3.15%, 4/10/2027 (a)	655	711

3.95%, 4/10/2047 (a)	150	186

Arconic, Inc.

5.13%, 10/1/2024	4,362	4,681

6.75%, 1/15/2028 (b)	3,265	3,836

5.95%, 2/1/2037	5,838	6,479

Boeing Co. (The)

3.60%, 5/1/2034 (b)	6,090	6,720

3.25%, 2/1/2035	6,320	6,727

3.95%, 8/1/2059	3,515	3,849

BWX Technologies, Inc. 5.38%, 7/15/2026 (a)	1,274	1,334

Lockheed Martin Corp. 3.80%, 3/1/2045 (b)	600	708

Precision Castparts Corp. 3.25%, 6/15/2025	2,017	2,162

Rockwell Collins, Inc. 4.35%, 4/15/2047	4,986	6,409

TransDigm, Inc. 6.25%, 3/15/2026 (a)	3,890	4,118

United Technologies Corp.

3.95%, 8/16/2025 (b)	240	269

4.50%, 6/1/2042	2,471	3,147

		51,950

Air Freight & Logistics — 0.1%

XPO Logistics, Inc.

6.13%, 9/1/2023 (a)	5,426	5,538

6.75%, 8/15/2024 (a)	3,829	4,040

		9,578

Airlines — 0.1%

Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 10/29/2024	4,396	4,746

United Airlines Holdings, Inc.

5.00%, 2/1/2024 (b)	6,124	6,201

4.88%, 1/15/2025 (b)	2,241	2,252

		13,199

Auto Components — 0.1%

Allison Transmission, Inc.

5.00%, 10/1/2024 (a)	3,616	3,657

4.75%, 10/1/2027 (a)	610	625

5.88%, 6/1/2029 (a)	1,230	1,333

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Auto Components — continued

American Axle & Manufacturing, Inc.

6.63%, 10/15/2022 (b)	1,584	1,591

6.25%, 4/1/2025 (b)	1,460	1,414

Goodyear Tire & Rubber Co. (The) 5.13%, 11/15/2023 (b)	2,512	2,492

Icahn Enterprises LP

6.38%, 12/15/2025 (b)	7,567	7,813

6.25%, 5/15/2026	957	981

		19,906

Automobiles — 0.0% (c)

Daimler Finance North America LLC (Germany)

3.30%, 5/19/2025 (a)	500	528

8.50%, 1/18/2031	195	298

General Motors Co. 7.70%, 4/15/2016 ‡ (d)	2,500	—	(e)

Hyundai Capital America 3.45%, 3/12/2021 (a) (b)	2,000	2,036

		2,862

Banks — 5.2%

ABN AMRO Bank NV (Netherlands)

2.65%, 1/19/2021 (a)	3,500	3,537

4.75%, 7/28/2025 (a)	15,301	17,030

ANZ New Zealand Int’l Ltd. (New Zealand)

2.88%, 1/25/2022 (a)	1,200	1,231

3.40%, 3/19/2024 (a)	1,200	1,290

3.45%, 7/17/2027 (a)	889	974

2.55%, 2/13/2030 (a) (b)	635	652

ASB Bank Ltd. (New Zealand)

3.75%, 6/14/2023 (a)	1,200	1,286

3.13%, 5/23/2024 (a)	615	652

Banco Bradesco SA (Brazil) 3.20%, 1/27/2025 (a)	2,120	2,108

Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022 (a) (f) (g) (h)	1,234	1,300

Banco Nacional de Comercio Exterior SNC (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 8/11/2026 (a) (g)	200	202

Banco Santander SA (Spain)

3.13%, 2/23/2023 (b)	1,600	1,662

4.38%, 4/12/2028	3,400	3,833

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Corporate Bonds — continued

Banks — continued

Bank of America Corp.

(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (g)	57	58

(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (g)	1,805	1,853

(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (g)	29,213	30,272

(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (g)	5,000	5,350

Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (f) (g) (h)	4,010	4,405

4.00%, 1/22/2025	7,677	8,364

(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025 (g)	11,380	12,119

Series L, 3.95%, 4/21/2025	1,326	1,447

(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (g)	519	545

(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (b) (g)	11,100	11,379

(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (b) (g)	6,000	6,415

4.45%, 3/3/2026	1,294	1,461

4.25%, 10/22/2026	473	528

(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (g)	25,260	27,426

(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (g)	6,815	7,461

(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (g)	467	505

(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (g)	13,000	14,627

(ICE LIBOR USD 3 Month + 1.21%), 3.97%, 2/7/2030 (g)	745	845

(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (g)	6,400	6,499

6.98%, 3/7/2037	1,500	2,038

(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040 (g)	1,535	1,798

Series L, 4.75%, 4/21/2045	2,000	2,578

(ICE LIBOR USD 3 Month + 1.52%), 4.33%, 3/15/2050 (g)	1,535	1,965

Bank of America NA (ICE LIBOR USD 3 Month + 0.65%), 3.34%, 1/25/2023 (g)	745	770

Bank of Montreal (Canada)

2.90%, 3/26/2022	560	576

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Banks — continued

Series E, 3.30%, 2/5/2024	2,500	2,663

(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (g)	372	401

Bank of New Zealand (New Zealand)

3.50%, 2/20/2024 (a) (b)	2,935	3,160

2.00%, 2/21/2025 (a)	1,500	1,520

Bank of Nova Scotia (The) (Canada)

3.40%, 2/11/2024	9,645	10,248

2.70%, 8/3/2026	1,660	1,745

Banque Federative du Credit Mutuel SA (France)

3.75%, 7/20/2023 (a)	2,770	2,974

2.38%, 11/21/2024 (a)	2,030	2,089

Barclays plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.36%), 4.34%, 5/16/2024 (g)	800	851

4.38%, 9/11/2024 (b)	1,150	1,226

5.20%, 5/12/2026	2,803	3,126

4.84%, 5/9/2028	2,687	2,973

(ICE LIBOR USD 3 Month + 3.05%), 5.09%, 6/20/2030 (b) (g)	2,098	2,382

BNP Paribas SA (France)

3.80%, 1/10/2024 (a)	2,000	2,140

3.38%, 1/9/2025 (a)	980	1,043

(SOFR + 1.51%), 3.05%, 1/13/2031 (a) (g)	8,075	8,281

BNZ International Funding Ltd. (New Zealand)

2.10%, 9/14/2021 (a)	1,000	1,011

2.90%, 2/21/2022 (a) (b)	1,000	1,033

Canadian Imperial Bank of Commerce (Canada)

(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (b) (g)	2,085	2,128

3.50%, 9/13/2023	750	802

3.10%, 4/2/2024	8,573	9,039

2.25%, 1/28/2025	3,100	3,157

Capital One Bank USA NA 3.38%, 2/15/2023	1,400	1,465

CIT Group, Inc.

5.00%, 8/1/2023	2,694	2,876

4.75%, 2/16/2024	4,418	4,694

5.25%, 3/7/2025	1,774	1,942

6.13%, 3/9/2028	1,295	1,554

Citibank NA 3.65%, 1/23/2024	600	645

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	93

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Corporate Bonds — continued

Banks — continued

Citigroup, Inc.

Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 3/27/2020 (f) (g) (h)	2,062	2,065

Series Q, (ICE LIBOR USD 3 Month + 4.10%), 5.95%, 8/15/2020 (f) (g) (h)	1,545	1,567

2.90%, 12/8/2021 (b)	1,500	1,531

2.75%, 4/25/2022	2,000	2,046

(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (b) (f) (g) (h)	581	603

(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (g)	7,690	8,142

Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (f) (g) (h)	700	754

6.88%, 6/1/2025	645	791

7.00%, 12/1/2025	1,115	1,381

4.30%, 11/20/2026	2,500	2,768

(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (g)	3,000	3,320

6.63%, 1/15/2028	838	1,092

(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (g)	803	880

(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (g)	5,000	5,410

(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (g)	1,600	1,811

(SOFR + 1.42%), 2.98%, 11/5/2030 (g)	3,090	3,251

(SOFR + 1.15%), 2.67%, 1/29/2031 (g)	24,515	25,138

(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (g)	3,000	3,495

Citizens Bank NA 3.70%, 3/29/2023	2,090	2,227

Comerica, Inc.

3.70%, 7/31/2023 (b)	2,000	2,148

4.00%, 2/1/2029	1,500	1,699

Commonwealth Bank of Australia (Australia)

2.50%, 9/18/2022 (a) (b)	1,070	1,102

3.45%, 3/16/2023 (a)	1,200	1,273

3.74%, 9/12/2039 (a)	1,650	1,775

Cooperatieve Rabobank UA (Netherlands)

2.75%, 1/10/2023	1,500	1,557

3.88%, 9/26/2023 (a) (b)	6,540	7,062

4.63%, 12/1/2023 (b)	1,650	1,793

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Banks — continued

Credit Agricole SA (France)

2.38%, 7/1/2021 (a)	26,697	27,087

3.75%, 4/24/2023 (a)	1,200	1,273

3.88%, 4/15/2024 (a)	1,000	1,087

4.38%, 3/17/2025 (a)	5,765	6,294

(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (f) (g) (h)	6,591	7,781

Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 2.75%, 3/26/2020	519	519

Danske Bank A/S (Denmark)

2.80%, 3/10/2021 (a)	1,675	1,692

2.70%, 3/2/2022 (a)	619	632

(EUR Swap Annual 7 Year + 5.47%), 5.88%, 4/6/2022 (f) (g) (h) (i)	EUR 3,700	4,337

Development Bank of the Republic of Belarus JSC (Belarus) 6.75%, 5/2/2024 (a)	1,490	1,574

DNB Bank ASA (Norway) 2.15%, 12/2/2022 (a) (b)	1,500	1,524

Federation des Caisses Desjardins du Quebec (Canada) 2.05%, 2/10/2025 (a)	2,500	2,530

Fifth Third Bancorp

3.65%, 1/25/2024	755	809

2.38%, 1/28/2025	1,060	1,091

3.95%, 3/14/2028 (b)	1,000	1,144

Fifth Third Bank

3.95%, 7/28/2025 (b)	500	560

3.85%, 3/15/2026	234	258

HSBC Holdings plc (United Kingdom)

3.40%, 3/8/2021	15,869	16,147

5.10%, 4/5/2021	1,300	1,348

2.65%, 1/5/2022	3,840	3,909

4.00%, 3/30/2022	716	749

(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023 (b) (g)	12,385	12,734

(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (g)	1,725	1,779

4.25%, 3/14/2024	9,200	9,890

(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (g)	1,250	1,331

(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025 (f) (g) (h)	6,427	6,801

4.25%, 8/18/2025	1,333	1,443

4.30%, 3/8/2026	3,581	3,979

3.90%, 5/25/2026	506	554

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Corporate Bonds — continued

Banks — continued

(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (g)	6,263	6,862

(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (g)	16,630	18,231

6.80%, 6/1/2038	1,264	1,825

Huntington Bancshares, Inc. 2.55%, 2/4/2030	2,500	2,550

Industrial & Commercial Bank of China Ltd. (China)

2.45%, 10/20/2021	400	404

2.96%, 11/8/2022 (b)	350	361

ING Groep NV (Netherlands)

3.15%, 3/29/2022	1,200	1,237

(USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022 (f) (g) (h) (i)	2,957	3,101

4.10%, 10/2/2023	1,320	1,429

3.55%, 4/9/2024	440	471

KeyBank NA 3.18%, 5/22/2022	1,621	1,676

KeyCorp 2.25%, 4/6/2027	1,290	1,304

Lloyds Bank plc (United Kingdom)

6.50%, 9/14/2020 (a)	1,700	1,741

2.25%, 8/14/2022	2,000	2,029

Lloyds Banking Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (g)	2,650	2,714

4.38%, 3/22/2028	633	709

(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/7/2028 (g)	4,500	4,770

Mitsubishi UFJ Financial Group, Inc. (Japan)

3.54%, 7/26/2021	1,600	1,648

3.00%, 2/22/2022	413	425

2.67%, 7/25/2022	2,150	2,205

3.76%, 7/26/2023	5,300	5,665

2.53%, 9/13/2023	423	438

2.19%, 2/25/2025	8,705	8,797

3.20%, 7/18/2029	2,605	2,792

3.75%, 7/18/2039	1,045	1,220

Mizuho Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 1.00%), 3.92%, 9/11/2024 (g)	2,000	2,133

(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (g)	3,400	3,429

National Australia Bank Ltd. (Australia)

3.38%, 1/14/2026 (b)	3,248	3,531

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Banks — continued

2.50%, 7/12/2026	448	467

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (g)	2,605	2,847

National Bank of Canada (Canada) 2.15%, 10/7/2022 (a) (b)	1,800	1,825

NatWest Markets plc (United Kingdom) 3.63%, 9/29/2022 (a)	2,000	2,098

Nordea Bank Abp (Finland) 4.88%, 5/13/2021 (a)	600	622

4.25%, 9/21/2022 (a)	886	946

3.75%, 8/30/2023 (a)	1,250	1,331

PNC Bank NA 2.70%, 10/22/2029	4,150	4,308

PNC Financial Services Group, Inc. (The)

2.60%, 7/23/2026	2,000	2,104

2.55%, 1/22/2030 (b)	9,680	9,984

Royal Bank of Canada (Canada)

3.70%, 10/5/2023 (b)	1,480	1,590

2.25%, 11/1/2024	2,600	2,662

4.65%, 1/27/2026	423	489

Royal Bank of Scotland Group plc (United Kingdom)

(USD Swap Semi 5 Year + 5.80%), 7.50%, 8/10/2020 (f) (g) (h)	2,080	2,100

(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021 (f) (g) (h)	955	1,010

3.88%, 9/12/2023	16,867	17,939

Skandinaviska Enskilda Banken AB (Sweden) 3.05%, 3/25/2022 (a)	1,300	1,337

Societe Generale SA (France)

(USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021 (a) (f) (g) (h)	3,045	3,184

3.88%, 3/28/2024 (a)	1,585	1,699

2.63%, 1/22/2025 (a)	11,635	11,856

4.25%, 4/14/2025 (a)	800	858

(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (a) (f) (g) (h)	2,613	3,034

4.75%, 11/24/2025 (a)	6,630	7,305

3.00%, 1/22/2030 (a)	4,000	4,065

Standard Chartered plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a) (g)	800	832

(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (g)	1,200	1,259

(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (g)	10,365	10,564

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	95

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Corporate Bonds — continued

Banks — continued

Sumitomo Mitsui Financial Group, Inc. (Japan)

2.85%, 1/11/2022 (b)	1,200	1,230

2.78%, 7/12/2022	3,550	3,661

2.78%, 10/18/2022	1,644	1,696

3.10%, 1/17/2023	3,099	3,233

3.75%, 7/19/2023	1,250	1,334

3.94%, 10/16/2023	1,200	1,297

4.44%, 4/2/2024 (a)	1,200	1,303

2.35%, 1/15/2025	5,600	5,709

3.04%, 7/16/2029	785	836

2.75%, 1/15/2030	3,500	3,625

Svenska Handelsbanken AB (Sweden) 3.90%, 11/20/2023	2,600	2,823

Toronto-Dominion Bank (The) (Canada)

3.50%, 7/19/2023	1,200	1,283

3.25%, 3/11/2024 (b)	1,800	1,920

2.65%, 6/12/2024	2,500	2,626

Truist Bank

(ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022 (g)	1,030	1,058

3.20%, 4/1/2024 (b)	1,250	1,323

2.15%, 12/6/2024	500	512

Truist Financial Corp.

3.75%, 12/6/2023 (b)	1,600	1,728

2.85%, 10/26/2024 (b)	800	842

4.00%, 5/1/2025	1,857	2,058

US Bancorp

7.50%, 6/1/2026	2,000	2,631

Series X, 3.15%, 4/27/2027	1,660	1,816

3.00%, 7/30/2029	1,325	1,413

Wachovia Corp.

6.61%, 10/1/2025	1,650	2,024

7.57%, 8/1/2026 (j)	515	663

Wells Fargo & Co.

3.07%, 1/24/2023	9,813	10,083

3.75%, 1/24/2024	1,350	1,452

3.30%, 9/9/2024 (b)	7,565	8,085

(ICE LIBOR USD 3 Month + 0.73%), 2.16%, 2/11/2026 (g)	1,000	1,012

3.00%, 4/22/2026	2,000	2,119

4.10%, 6/3/2026	403	445

3.00%, 10/23/2026	15,235	16,152

(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (g)	16,415	17,508

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Banks — continued

4.30%, 7/22/2027 (b)	173	195

(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b) (g)	4,475	4,865

(ICE LIBOR USD 3 Month + 1.17%), 2.88%, 10/30/2030 (g)	6,200	6,476

(ICE LIBOR USD 3 Month + 1.00%), 2.57%, 2/11/2031 (g)	8,700	8,867

5.38%, 11/2/2043	853	1,126

4.90%, 11/17/2045	6,610	8,358

4.40%, 6/14/2046	3,016	3,563

4.75%, 12/7/2046	9,618	12,081

Westpac Banking Corp. (Australia)

2.75%, 1/11/2023	2,500	2,590

2.85%, 5/13/2026	1,945	2,051

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (g)	2,000	2,028

(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (g)	1,000	1,097

4.42%, 7/24/2039 (b)	520	608

		813,163

Beverages — 0.4%

Anheuser-Busch Cos. LLC (Belgium) 4.90%, 2/1/2046	5,415	6,691

Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.75%, 1/23/2029	8,510	10,057

4.90%, 1/23/2031	7,460	9,063

4.38%, 4/15/2038	5,000	5,748

Coca-Cola Femsa SAB de CV (Mexico) 2.75%, 1/22/2030	835	879

Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	365	422

Keurig Dr Pepper, Inc.

3.55%, 5/25/2021	30,000	30,717

2.55%, 9/15/2026	507	518

3.43%, 6/15/2027 (b)	225	240

		64,335

Biotechnology — 0.6%

AbbVie, Inc.

2.30%, 11/21/2022 (a)	33,130	33,683

2.60%, 11/21/2024 (a)	27,605	28,527

2.95%, 11/21/2026 (a)	14,420	15,118

3.20%, 11/21/2029 (a)	2,526	2,664

4.05%, 11/21/2039 (a)	9,103	10,055

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Corporate Bonds — continued

Biotechnology — continued

Gilead Sciences, Inc.

4.50%, 2/1/2045	2,000	2,448

4.15%, 3/1/2047 (b)	4,850	5,858

		98,353

Building Products — 0.1%

CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (a)	200	218

Standard Industries, Inc.

5.38%, 11/15/2024 (a)	2,785	2,820

6.00%, 10/15/2025 (a)	3,475	3,632

4.75%, 1/15/2028 (a)	3,335	3,432

Summit Materials LLC 5.13%, 6/1/2025 (a)	2,140	2,172

Votorantim Cimentos International SA (Brazil) 7.25%, 4/5/2041 (i)	1,337	1,721

		13,995

Capital Markets — 1.8%

Bank of New York Mellon Corp. (The)

(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (g)	2,321	2,376

2.10%, 10/24/2024 (b)	3,040	3,120

3.95%, 11/18/2025 (b)	996	1,115

3.25%, 5/16/2027	1,200	1,308

BlackRock, Inc. 3.25%, 4/30/2029 (b)	2,350	2,593

Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	159	195

Brookfield Finance, Inc. (Canada)

3.90%, 1/25/2028	1,265	1,401

4.85%, 3/29/2029	280	332

4.70%, 9/20/2047	645	798

Charles Schwab Corp. (The) 3.23%, 9/1/2022	750	785

Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	11,500	12,355

Credit Suisse Group AG (Switzerland)

(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (a) (f) (g) (h)	12,300	13,609

(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (a) (f) (g) (h)	8,000	8,609

(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (g)	250	255

4.28%, 1/9/2028 (a)	1,000	1,111

(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (g)	831	903

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Capital Markets — continued

Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (a)	1,098	1,131

Deutsche Bank AG (Germany) 4.25%, 10/14/2021	1,850	1,909

Goldman Sachs Group, Inc. (The)

5.38%, 3/15/2020	1,104	1,105

Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 5/10/2020 (f) (g) (h)	1,170	1,173

3.00%, 4/26/2022	3,293	3,341

(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (g)	1,000	1,020

(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (g)	12,442	12,774

(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (g)	3,592	3,690

3.50%, 1/23/2025	2,566	2,743

3.75%, 5/22/2025 (b)	4,789	5,183

(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (g)	1,612	1,705

4.25%, 10/21/2025	364	398

3.50%, 11/16/2026	15,000	16,127

3.85%, 1/26/2027	1,664	1,829

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (g)	977	1,068

(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (g)	5,740	6,509

(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (g)	5,610	6,399

(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039 (g)	2,300	2,736

Invesco Finance plc 4.00%, 1/30/2024	1,162	1,271

Jefferies Group LLC

6.45%, 6/8/2027	104	125

6.25%, 1/15/2036	950	1,168

Lehman Brothers Holdings, Inc.

3.60%, 3/13/2009 (d)	235	3

8.00%, 8/1/2015 (d)	295	4

0.00%, 5/17/2049 (d)	1,000	12

LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	2,610	2,708

Macquarie Group Ltd. (Australia)

6.25%, 1/14/2021 (a)	3,709	3,856

(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (a) (g)	3,335	3,661

(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (g)	800	961

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	97

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Corporate Bonds — continued

Capital Markets — continued

Morgan Stanley

5.50%, 7/24/2020	113	115

5.75%, 1/25/2021	1,050	1,087

2.75%, 5/19/2022	1,200	1,233

3.13%, 1/23/2023	2,500	2,609

4.10%, 5/22/2023	750	802

(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (g)	2,240	2,379

3.70%, 10/23/2024	5,979	6,502

(SOFR + 1.15%), 2.72%, 7/22/2025 (g)	11,205	11,598

4.00%, 7/23/2025	2,677	2,972

5.00%, 11/24/2025	1,617	1,866

3.88%, 1/27/2026	4,268	4,720

3.13%, 7/27/2026	5,285	5,632

3.63%, 1/20/2027	3,282	3,602

(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (g)	6,667	7,297

(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (g)	11,433	12,676

(SOFR + 1.14%), 2.70%, 1/22/2031 (g)	17,085	17,621

(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (g)	4,425	5,390

4.38%, 1/22/2047	2,000	2,542

MSCI, Inc.

5.25%, 11/15/2024 (a)	362	372

5.75%, 8/15/2025 (a)	3,640	3,767

Nomura Holdings, Inc. (Japan) 2.65%, 1/16/2025	2,856	2,933

Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (g)	1,000	1,080

Nuveen LLC 4.00%, 11/1/2028 (a) (b)	710	832

S&P Global, Inc. 3.25%, 12/1/2049	2,500	2,767

State Street Corp.

3.10%, 5/15/2023	459	482

(ICE LIBOR USD 3 Month + 0.77%), 3.78%, 12/3/2024 (b) (g)	650	702

2.65%, 5/19/2026	700	737

2.40%, 1/24/2030	2,080	2,149

TD Ameritrade Holding Corp. 2.75%, 10/1/2029	800	835

UBS AG (Switzerland) 2.45%, 12/1/2020 (a)	16,770	16,871

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Capital Markets — continued

UBS Group AG (Switzerland)

(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022 (f) (g) (h) (i)	EUR11,400	13,449

(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (g)	1,303	1,335

(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (g)	10,200	10,816

		285,244

Chemicals — 0.2%

Axalta Coating Systems LLC 4.88%, 8/15/2024 (a)	1,391	1,409

Blue Cube Spinco LLC 10.00%, 10/15/2025	2,695	2,917

Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (a)	2,520	2,492

CF Industries, Inc. 4.95%, 6/1/2043 (b)	5,345	5,670

Chemours Co. (The)

6.63%, 5/15/2023 (b)	753	725

7.00%, 5/15/2025 (b)	3,955	3,688

5.38%, 5/15/2027	2,280	1,956

CVR Partners LP 9.25%, 6/15/2023 (a)	2,267	2,312

Ingevity Corp. 4.50%, 2/1/2026 (a)	2,154	2,120

NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027 (a) (b)	3,040	2,889

Nutrien Ltd. (Canada) 4.13%, 3/15/2035	511	568

OCI NV (Netherlands) 6.63%, 4/15/2023 (a)	1,653	1,713

Scotts Miracle-Gro Co. (The)

5.25%, 12/15/2026	2,020	2,141

4.50%, 10/15/2029 (a)	1,398	1,447

Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a) (b)	2,853	2,646

Union Carbide Corp. 7.75%, 10/1/2096	1,305	1,986

		36,679

Commercial Services & Supplies — 0.2%

ACCO Brands Corp. 5.25%, 12/15/2024 (a)	2,227	2,289

ADT Security Corp. (The)

4.13%, 6/15/2023	2,182	2,224

4.88%, 7/15/2032 (a)	4,570	4,320

Aramark Services, Inc. 5.00%, 2/1/2028 (a)	3,570	3,726

Brink’s Co. (The) 4.63%, 10/15/2027 (a)	5,325	5,458

Harsco Corp. 5.75%, 7/31/2027 (a)	1,110	1,093

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Corporate Bonds — continued

Commercial Services & Supplies — continued

ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 3.90%, 12/21/2065 (a) (g)	5,334	4,214

Nielsen Finance LLC 5.00%, 4/15/2022 (a)	5,000	4,975

Prime Security Services Borrower LLC

5.25%, 4/15/2024 (a)	4,213	4,361

5.75%, 4/15/2026 (a) (b)	4,080	4,243

Republic Services, Inc. 4.75%, 5/15/2023 (b)	190	208

Waste Management, Inc. 3.20%, 6/15/2026	1,135	1,231

		38,342

Communications Equipment — 0.1%

CommScope Technologies LLC

6.00%, 6/15/2025 (a)	3,335	3,135

5.00%, 3/15/2027 (a) (b)	3,370	3,050

CommScope, Inc.

5.50%, 3/1/2024 (a)	3,547	3,598

6.00%, 3/1/2026 (a)	3,934	4,038

Nokia OYJ (Finland)

4.38%, 6/12/2027 (b)	1,955	2,062

6.63%, 5/15/2039	2,046	2,486

Plantronics, Inc. 5.50%, 5/31/2023 (a) (b)	1,979	1,801

		20,170

Construction & Engineering — 0.1%

AECOM 5.13%, 3/15/2027	2,676	2,765

Aeropuerto Internacional de Tocumen SA (Panama) 6.00%, 11/18/2048 (a)	2,820	3,581

Bioceanico Sovereign Certificate Ltd. (Cayman Islands) Zero Coupon, 6/5/2034 (a)	1,880	1,355

MasTec, Inc. 4.88%, 3/15/2023	4,852	4,876

		12,577

Construction Materials — 0.0% (c)

Cemex SAB de CV (Mexico) 7.75%, 4/16/2026 (a)	3,503	3,703

CRH America, Inc. (Ireland) 5.13%, 5/18/2045 (a)	1,249	1,605

		5,308

Consumer Finance — 0.5%

AerCap Ireland Capital DAC (Ireland) 3.30%, 1/23/2023	390	403

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Consumer Finance — continued

Ally Financial, Inc.

4.63%, 3/30/2025 (b)	2,727	2,972

5.75%, 11/20/2025	10,355	11,687

8.00%, 11/1/2031	6,125	8,502

American Express Co.

3.63%, 12/5/2024 (b)	276	300

4.20%, 11/6/2025 (b)	3,000	3,394

American Honda Finance Corp. 2.30%, 9/9/2026 (b)	320	333

Capital One Financial Corp.

3.90%, 1/29/2024	1,185	1,269

3.75%, 4/24/2024 (b)	333	357

3.20%, 2/5/2025	200	211

4.20%, 10/29/2025	1,356	1,472

3.75%, 7/28/2026	840	900

Caterpillar Financial Services Corp. 3.65%, 12/7/2023	1,220	1,320

Credit Acceptance Corp. 6.63%, 3/15/2026 (a)	2,467	2,590

Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	3,633	3,079

Ford Motor Credit Co. LLC

4.54%, 8/1/2026	5,165	5,298

4.27%, 1/9/2027	1,690	1,676

General Motors Financial Co., Inc.

3.70%, 5/9/2023	171	178

3.95%, 4/13/2024	1,000	1,055

3.50%, 11/7/2024 (b)	580	602

4.00%, 1/15/2025	420	444

4.30%, 7/13/2025	1,000	1,060

Global Aircraft Leasing Co. Ltd. (Cayman Islands) 6.50% (cash), 9/15/2024 (a) (k)	3,440	3,378

ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 4.15%, 12/21/2065 (a) (g)	2,235	1,821

John Deere Capital Corp.

2.65%, 6/10/2026 (b)	1,000	1,066

2.25%, 9/14/2026 (b)	750	780

2.45%, 1/9/2030	1,550	1,608

Navient Corp.

6.13%, 3/25/2024 (b)	1,895	1,956

5.00%, 3/15/2027	915	885

Springleaf Finance Corp.

6.13%, 5/15/2022	2,000	2,108

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	99

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Corporate Bonds — continued

Consumer Finance — continued

6.13%, 3/15/2024	5,260	5,543

7.13%, 3/15/2026	14,104	15,656

		83,903

Containers & Packaging — 0.3%

Ardagh Packaging Finance plc

4.25%, 9/15/2022 (a)	1,597	1,591

6.00%, 2/15/2025 (a)	1,000	1,043

4.13%, 8/15/2026 (a)	4,220	4,204

Ball Corp.

4.00%, 11/15/2023	800	822

5.25%, 7/1/2025	3,090	3,417

Berry Global, Inc.

4.50%, 2/15/2026 (a) (b)	1,225	1,205

4.88%, 7/15/2026 (a)	3,660	3,723

5.63%, 7/15/2027 (a) (b)	1,059	1,101

Crown Americas LLC

4.75%, 2/1/2026	1,855	1,913

4.25%, 9/30/2026 (b)	1,750	1,801

Greif, Inc. 6.50%, 3/1/2027 (a)	2,562	2,756

Klabin Austria GmbH (Brazil) 5.75%, 4/3/2029 (i)	1,889	2,031

LABL Escrow Issuer LLC 6.75%, 7/15/2026 (a)	4,510	4,725

Sealed Air Corp.

5.25%, 4/1/2023 (a) (b)	625	659

5.13%, 12/1/2024 (a)	2,365	2,536

5.50%, 9/15/2025 (a)	2,300	2,519

Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (j)	3,113	3,226

		39,272

Distributors — 0.1%

Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	3,369	3,550

Wolverine Escrow LLC 9.00%, 11/15/2026 (a)	3,950	3,940

		7,490

Diversified Consumer Services — 0.1%

President & Fellows of Harvard College 3.30%, 7/15/2056	429	516

Service Corp. International

8.00%, 11/15/2021	2,300	2,461

5.13%, 6/1/2029	3,500	3,785

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Diversified Consumer Services — continued

University of Southern California Series A, 3.23%, 10/1/2120	800	897

		7,659

Diversified Financial Services — 0.6%

ACE Cash Express, Inc. 12.00%, 12/15/2022 (a)	2,659	2,147

AIG Global Funding 1.90%, 10/6/2021 (a)	900	902

CK Hutchison International Ltd. (United Kingdom)

2.88%, 4/5/2022 (a)	800	821

3.63%, 4/11/2029 (a)	1,135	1,270

CNG Holdings, Inc. 12.50%, 6/15/2024 (a)	4,490	4,243

EDP Finance BV (Portugal) 3.63%, 7/15/2024 (a)	16,465	17,559

GE Capital International Funding Co. Unlimited Co.

3.37%, 11/15/2025	5,480	5,842

4.42%, 11/15/2035 (b)	9,770	11,156

GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (a)	3,623	3,866

Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (a)	257	267

MDGH — GMTN BV (United Arab Emirates) 3.70%, 11/7/2049 (a)	2,600	2,779

Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)

2.65%, 9/19/2022 (a)	200	204

3.96%, 9/19/2023 (a)	1,215	1,296

3.56%, 2/28/2024 (a)	1,900	2,010

MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a) (b)	980	912

National Rural Utilities Cooperative Finance Corp.

2.95%, 2/7/2024	350	370

3.40%, 2/7/2028	2,000	2,244

3.70%, 3/15/2029	250	286

ORIX Corp. (Japan)

4.05%, 1/16/2024 (b)	300	326

3.25%, 12/4/2024 (b)	2,850	3,051

Shell International Finance BV (Netherlands)

3.25%, 5/11/2025 (b)	1,098	1,183

2.88%, 5/10/2026 (b)	246	262

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Corporate Bonds — continued

Diversified Financial Services — continued

3.63%, 8/21/2042	2,600	2,808

3.13%, 11/7/2049	7,394	7,608

Siemens Financieringsmaatschappij NV (Germany)

2.00%, 9/15/2023 (a)	2,150	2,196

2.35%, 10/15/2026 (a)	14,900	15,416

Voya Financial, Inc. 5.70%, 7/15/2043	600	851

		91,875

Diversified Telecommunication Services — 0.9%

AT&T, Inc.

3.95%, 1/15/2025	4,202	4,576

4.30%, 2/15/2030 (b)	399	457

6.88%, 10/15/2031	2,025	2,657

4.80%, 6/15/2044	4,200	4,930

CCO Holdings LLC

5.13%, 5/1/2023 (a)	1,000	1,012

5.75%, 9/1/2023	1,527	1,541

5.88%, 4/1/2024 (a)	10,092	10,366

5.38%, 5/1/2025 (a)	3,951	4,060

5.75%, 2/15/2026 (a)	5,330	5,542

5.50%, 5/1/2026 (a)	3,245	3,367

5.13%, 5/1/2027 (a)	7,928	8,243

5.38%, 6/1/2029 (a)	761	810

4.75%, 3/1/2030 (a)	5,928	6,106

CenturyLink, Inc.

Series T, 5.80%, 3/15/2022	4,550	4,772

Series W, 6.75%, 12/1/2023	1,000	1,099

5.63%, 4/1/2025 (b)	1,197	1,248

5.13%, 12/15/2026 (a) (b)	2,240	2,257

Series G, 6.88%, 1/15/2028 (b)	1,126	1,250

Cincinnati Bell, Inc. 8.00%, 10/15/2025 (a)	1,082	1,162

Deutsche Telekom International Finance BV (Germany) 3.60%, 1/19/2027 (a)	508	553

Embarq Corp. 8.00%, 6/1/2036	6,742	7,180

Frontier Communications Corp. 6.88%, 1/15/2025	15,835	7,561

Intelsat Jackson Holdings SA (Luxembourg) 8.50%, 10/15/2024 (a)	8,603	7,528

Level 3 Financing, Inc.

5.63%, 2/1/2023	5,909	5,931

5.38%, 1/15/2024	3,837	3,828

5.38%, 5/1/2025	2,170	2,215

5.25%, 3/15/2026	2,557	2,640

Sprint Capital Corp. 8.75%, 3/15/2032	8,587	11,936

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Diversified Telecommunication Services — continued

Telecom Italia Capital SA (Italy)

6.38%, 11/15/2033	1,061	1,230

6.00%, 9/30/2034	3,048	3,391

7.72%, 6/4/2038	190	246

Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a) (b)	4,990	5,327

Verizon Communications, Inc.

2.63%, 8/15/2026	79	83

4.33%, 9/21/2028	2,156	2,531

4.02%, 12/3/2029	3,263	3,793

4.40%, 11/1/2034	558	678

4.27%, 1/15/2036	3,200	3,830

5.25%, 3/16/2037	457	607

4.67%, 3/15/2055	1,490	1,979

Virgin Media Finance plc (United Kingdom) 5.75%, 1/15/2025 (a)	550	560

Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	1,798	1,845

Windstream Services LLC 8.63%, 10/31/2025 (a) (b) (j)	5,524	5,031

		145,958

Electric Utilities — 1.2%

AEP Texas, Inc. Series E, 6.65%, 2/15/2033	750	1,050

AEP Transmission Co. LLC 3.15%, 9/15/2049	485	514

Alabama Power Co.

6.13%, 5/15/2038	891	1,277

5.50%, 3/15/2041	1,250	1,674

Series A, 4.30%, 7/15/2048	350	432

Appalachian Power Co. Series Y, 4.50%, 3/1/2049	315	394

Arizona Public Service Co.

4.70%, 1/15/2044	150	194

4.25%, 3/1/2049	1,415	1,797

Atlantic City Electric Co. 4.00%, 10/15/2028	1,200	1,385

Baltimore Gas & Electric Co.

4.25%, 9/15/2048	1,400	1,730

3.20%, 9/15/2049 (b)	1,475	1,564

CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	1,024	1,223

Centrais Eletricas Brasileiras SA (Brazil) 4.63%, 2/4/2030 (a) (b)	710	718

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	101

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Corporate Bonds — continued

Electric Utilities — continued

China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	720	781

Cleveland Electric Illuminating Co. (The) 5.50%, 8/15/2024	200	235

Commonwealth Edison Co. 4.00%, 3/1/2048	300	360

Connecticut Light & Power Co. (The) 4.00%, 4/1/2048	1,686	2,130

DTE Electric Co. 3.95%, 6/15/2042	381	436

Duke Energy Carolinas LLC

3.70%, 12/1/2047	1,000	1,142

3.20%, 8/15/2049 (b)	5,725	6,128

Duke Energy Corp. 2.65%, 9/1/2026	361	376

Duke Energy Florida LLC

3.80%, 7/15/2028 (b)	600	681

5.90%, 3/1/2033	412	565

Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049 (b)	2,235	2,390

Duke Energy Ohio, Inc. 4.30%, 2/1/2049	1,470	1,828

Duke Energy Progress LLC

4.10%, 5/15/2042	305	361

3.70%, 10/15/2046	200	230

Edison International 5.75%, 6/15/2027 (b)	9,277	10,972

Empresa de Transmision Electrica SA (Panama) 5.13%, 5/2/2049 (a)	1,270	1,508

Enel Finance International NV (Italy)

2.88%, 5/25/2022 (a)	690	706

3.50%, 4/6/2028 (a)	5,950	6,334

4.88%, 6/14/2029 (a) (b)	7,335	8,483

Entergy Louisiana LLC

3.12%, 9/1/2027	750	819

3.05%, 6/1/2031	6,500	7,132

4.00%, 3/15/2033	10,435	12,607

4.20%, 4/1/2050 (b)	1,400	1,747

Entergy Mississippi LLC 3.85%, 6/1/2049	500	587

Entergy Texas, Inc. 3.55%, 9/30/2049	775	867

Eskom Holdings SOC Ltd. (South Africa)

5.75%, 1/26/2021 (i)	3,200	3,203

6.75%, 8/6/2023 (i)	200	200

Evergy Metro, Inc. 4.20%, 6/15/2047	735	930

Exelon Corp. 4.95%, 6/15/2035	123	151

Florida Power & Light Co.

5.40%, 9/1/2035	600	827

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Electric Utilities — continued

3.70%, 12/1/2047	1,000	1,162

3.95%, 3/1/2048	665	818

Hydro-Quebec (Canada)

9.40%, 2/1/2021	1,028	1,104

Series HY, 8.40%, 1/15/2022	842	952

Series HK, 9.38%, 4/15/2030 (b)	1,000	1,677

Indiana Michigan Power Co. 4.25%, 8/15/2048	550	685

Interstate Power & Light Co. 4.10%, 9/26/2028	800	931

ITC Holdings Corp. 3.65%, 6/15/2024	576	620

Jersey Central Power & Light Co. 6.15%, 6/1/2037	800	1,139

John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	425	547

Massachusetts Electric Co. 5.90%, 11/15/2039 (a) (b)	988	1,421

MidAmerican Energy Co. 3.65%, 8/1/2048	2,000	2,399

Minejesa Capital BV (Indonesia) 4.63%, 8/10/2030 (a)	2,565	2,676

Mississippi Power Co. 3.95%, 3/30/2028	560	626

Monongahela Power Co. 4.10%, 4/15/2024 (a)	8,000	8,778

Nevada Power Co.

Series CC, 3.70%, 5/1/2029	1,700	1,926

5.38%, 9/15/2040	626	823

New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (a)	168	195

NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	537	584

NextEra Energy Operating Partners LP

4.25%, 7/15/2024 (a)	1,480	1,507

4.25%, 9/15/2024 (a)	979	986

4.50%, 9/15/2027 (a)	1,091	1,138

Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	650	750

Northern States Power Co.

6.20%, 7/1/2037	173	260

2.90%, 3/1/2050	425	437

Ohio Power Co. 4.00%, 6/1/2049	600	735

Oncor Electric Delivery Co. LLC 7.25%, 1/15/2033	550	850

PacifiCorp

7.24%, 8/16/2023	250	292

5.75%, 4/1/2037	880	1,247

4.13%, 1/15/2049	1,655	2,042

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Corporate Bonds — continued

Electric Utilities — continued

Pepco Holdings LLC 7.45%, 8/15/2032	1,000	1,370

Potomac Electric Power Co. 6.50%, 11/15/2037	360	536

Public Service Co. of Colorado 4.05%, 9/15/2049 (b)	2,650	3,296

Public Service Co. of New Hampshire

3.50%, 11/1/2023	202	217

3.60%, 7/1/2049	700	818

Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	1,100	1,645

Public Service Electric & Gas Co.

2.25%, 9/15/2026	989	1,023

5.80%, 5/1/2037	850	1,205

5.38%, 11/1/2039	416	578

Southern California Edison Co.

1.85%, 2/1/2022	245	244

Series D, 3.40%, 6/1/2023	1,100	1,158

Series B, 3.65%, 3/1/2028 (b)	1,000	1,117

2.85%, 8/1/2029 (b)	1,800	1,876

Series 06-E, 5.55%, 1/15/2037	450	594

Series 08-A, 5.95%, 2/1/2038	285	404

Series C, 3.60%, 2/1/2045	1,270	1,330

Series C, 4.13%, 3/1/2048	5,099	5,852

Southwestern Electric Power Co.

3.55%, 2/15/2022 (b)	250	258

Series M, 4.10%, 9/15/2028	400	454

Series J, 3.90%, 4/1/2045	1,242	1,387

Southwestern Public Service Co. Series 6, 4.40%, 11/15/2048	3,000	3,803

State Grid Overseas Investment Ltd. (China) 3.75%, 5/2/2023 (a)	2,000	2,133

Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	1,434	1,484

Texas Competitive Electric Holdings Co. LLC 8.50%, 5/1/2020 ‡ (d)	6,233	2

Tucson Electric Power Co.

3.05%, 3/15/2025	600	641

4.85%, 12/1/2048	600	809

Union Electric Co.

2.95%, 6/15/2027	644	691

4.00%, 4/1/2048	2,050	2,524

Virginia Electric & Power Co.

3.45%, 2/15/2024	490	522

6.35%, 11/30/2037	235	352

8.88%, 11/15/2038	670	1,229

3.30%, 12/1/2049 (b)	700	754

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Electric Utilities — continued

Vistra Operations Co. LLC

5.50%, 9/1/2026 (a)	10,988	11,115

5.00%, 7/31/2027 (a)	4,400	4,445

Wisconsin Electric Power Co. 4.30%, 10/15/2048	1,250	1,553

Wisconsin Power & Light Co. 3.05%, 10/15/2027	600	653

		186,047

Electrical Equipment — 0.1%

Eaton Corp. 2.75%, 11/2/2022	900	929

EnerSys 5.00%, 4/30/2023 (a)	5,317	5,565

Sensata Technologies BV

4.88%, 10/15/2023 (a) (b)	1,780	1,878

5.63%, 11/1/2024 (a)	1,533	1,652

5.00%, 10/1/2025 (a)	554	583

		10,607

Electronic Equipment, Instruments & Components — 0.1%

Anixter, Inc. 5.50%, 3/1/2023	1,240	1,311

Arrow Electronics, Inc.

4.00%, 4/1/2025 (b)	653	699

3.88%, 1/12/2028	221	233

CDW LLC

5.50%, 12/1/2024	500	550

5.00%, 9/1/2025	3,960	4,080

4.25%, 4/1/2028	3,256	3,300

		10,173

Energy Equipment & Services — 0.3%

Baker Hughes a GE Co. LLC

5.13%, 9/15/2040	903	1,085

4.08%, 12/15/2047	6,150	6,511

Halliburton Co.

8.75%, 2/15/2021	700	740

3.80%, 11/15/2025	700	768

4.75%, 8/1/2043	270	291

7.60%, 8/15/2096 (a)	275	439

Nabors Industries Ltd. 7.25%, 1/15/2026 (a) (b)	3,435	3,152

Nabors Industries, Inc. 5.75%, 2/1/2025	3,550	2,547

Noble Holding International Ltd. 6.20%, 8/1/2040	1,990	557

Oceaneering International, Inc. 6.00%, 2/1/2028	2,275	2,077

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	103

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Corporate Bonds — continued

Energy Equipment & Services — continued

Precision Drilling Corp. (Canada)

5.25%, 11/15/2024	403	357

7.13%, 1/15/2026 (a) (b)	2,385	2,201

Schlumberger Holdings Corp.

3.75%, 5/1/2024 (a)	505	540

4.00%, 12/21/2025 (a) (b)	569	625

3.90%, 5/17/2028 (a) (b)	14,394	15,507

Schlumberger Investment SA 2.40%, 8/1/2022 (a)	640	653

Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164 (f) (h) (k)	731	213

Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	1,020	1,030

Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	452	459

Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	2,547	2,572

		42,324

Entertainment — 0.2%

Live Nation Entertainment, Inc.

5.63%, 3/15/2026 (a)	1,687	1,733

4.75%, 10/15/2027 (a)	3,330	3,347

NBCUniversal Media LLC 5.95%, 4/1/2041	810	1,180

Netflix, Inc.

5.75%, 3/1/2024	3,797	4,186

5.88%, 2/15/2025	1,332	1,497

4.88%, 4/15/2028	1,200	1,263

5.38%, 11/15/2029 (a)	6,549	7,120

4.88%, 6/15/2030 (a)	5,326	5,613

TWDC Enterprises 18 Corp. 3.00%, 7/30/2046	4,130	4,385

Walt Disney Co. (The)

8.88%, 4/26/2023	147	179

7.75%, 1/20/2024	800	971

		31,474

Equity Real Estate Investment Trusts (REITs) — 0.6%

American Tower Corp. 2.90%, 1/15/2030	290	301

American Tower Trust #1 3.07%, 3/15/2023 (a)	3,135	3,234

Boston Properties LP 3.80%, 2/1/2024	299	323

Brookfield Property REIT, Inc. 5.75%, 5/15/2026 (a)	6,568	6,494

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Equity Real Estate Investment Trusts (REITs) — continued

Diversified Healthcare Trust 6.75%, 4/15/2020 (b)	1,200	1,204

Duke Realty LP 3.25%, 6/30/2026	180	194

ESH Hospitality, Inc.

5.25%, 5/1/2025 (a)	2,500	2,515

4.63%, 10/1/2027 (a)	1,710	1,667

Essex Portfolio LP 2.65%, 3/15/2032	405	415

GLP Capital LP 4.00%, 1/15/2030	4,050	4,303

Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	599	642

HAT Holdings I LLC 5.25%, 7/15/2024 (a) (b)	1,552	1,622

Healthcare Trust of America Holdings LP 3.70%, 4/15/2023	1,340	1,412

Healthpeak Properties, Inc.

3.88%, 8/15/2024	1,064	1,158

3.00%, 1/15/2030 (b)	500	526

Iron Mountain, Inc.

5.75%, 8/15/2024	2,576	2,595

4.88%, 9/15/2027 (a)	2,370	2,400

5.25%, 3/15/2028 (a)	1,935	2,003

MGM Growth Properties Operating Partnership LP 5.63%, 5/1/2024	3,165	3,426

National Retail Properties, Inc. 3.60%, 12/15/2026	948	1,041

Prologis LP 3.00%, 4/15/2050	2,200	2,238

Realty Income Corp.

3.88%, 7/15/2024	2,018	2,206

3.88%, 4/15/2025	840	936

4.65%, 3/15/2047	601	812

Ryman Hospitality Properties, Inc. 4.75%, 10/15/2027 (a)	2,711	2,748

Scentre Group Trust 1 (Australia)

3.50%, 2/12/2025 (a)	1,420	1,517

3.25%, 10/28/2025 (a)	1,000	1,065

Simon Property Group LP

2.75%, 6/1/2023	20,400	21,117

3.25%, 9/13/2049	5,239	5,476

Ventas Realty LP

3.75%, 5/1/2024 (b)	588	633

3.50%, 2/1/2025	448	480

4.13%, 1/15/2026	304	337

3.85%, 4/1/2027	618	680

VICI Properties LP

3.50%, 2/15/2025 (a)	515	516

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — continued

4.25%, 12/1/2026 (a)	2,314	2,337

3.75%, 2/15/2027 (a)	575	570

4.63%, 12/1/2029 (a)	4,211	4,348

4.13%, 8/15/2030 (a)	575	576

		86,067

Food & Staples Retailing — 0.1%

Albertsons Cos., Inc.

3.50%, 2/15/2023 (a)	710	711

6.63%, 6/15/2024	2,880	2,959

4.63%, 1/15/2027 (a)	1,440	1,419

5.88%, 2/15/2028 (a)	1,095	1,138

4.88%, 2/15/2030 (a)	1,010	1,010

Kroger Co. (The) Series B, 7.70%, 6/1/2029	900	1,258

New Albertsons LP 8.00%, 5/1/2031	1,980	2,128

Rite Aid Corp. 6.13%, 4/1/2023 (a)	2,050	1,878

Walmart, Inc.

3.25%, 7/8/2029	2,315	2,578

3.63%, 12/15/2047 (b)	5,230	6,243

		21,322

Food Products — 0.3%

Archer-Daniels-Midland Co. 2.50%, 8/11/2026	1,650	1,718

Bunge Ltd. Finance Corp. 3.50%, 11/24/2020 (b)	305	309

Cargill, Inc.

3.30%, 3/1/2022 (a)	800	826

3.25%, 3/1/2023 (a)	230	242

4.76%, 11/23/2045 (a)	470	635

Conagra Brands, Inc. 3.80%, 10/22/2021	2,000	2,079

Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	2,048	2,151

JBS USA LUX SA

5.75%, 6/15/2025 (a)	4,504	4,622

6.75%, 2/15/2028 (a)	3,263	3,523

6.50%, 4/15/2029 (a)	7,565	8,206

Lamb Weston Holdings, Inc.

4.63%, 11/1/2024 (a) (b)	1,274	1,326

4.88%, 11/1/2026 (a)	4,638	4,812

Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	497	559

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Food Products — continued

Pilgrim’s Pride Corp.

5.75%, 3/15/2025 (a)	3,671	3,743

5.88%, 9/30/2027 (a) (b)	1,266	1,312

Post Holdings, Inc.

5.75%, 3/1/2027 (a)	4,555	4,740

4.63%, 4/15/2030 (a)	885	872

Tyson Foods, Inc. 5.15%, 8/15/2044	155	199

Unilever Capital Corp. (United Kingdom) 2.13%, 9/6/2029 (b)	1,900	1,927

		43,801

Gas Utilities — 0.2%

AmeriGas Partners LP

5.63%, 5/20/2024	2,234	2,323

5.50%, 5/20/2025	1,201	1,222

5.88%, 8/20/2026	1,475	1,530

5.75%, 5/20/2027	586	609

Atmos Energy Corp.

5.50%, 6/15/2041	1,110	1,509

4.15%, 1/15/2043	582	682

4.30%, 10/1/2048	1,250	1,577

Boston Gas Co.

3.00%, 8/1/2029 (a)	175	188

4.49%, 2/15/2042 (a)	369	459

Brooklyn Union Gas Co. (The)

3.87%, 3/4/2029 (a)	7,800	8,724

4.27%, 3/15/2048 (a)	1,000	1,234

CenterPoint Energy Resources Corp. 3.55%, 4/1/2023	975	1,029

KeySpan Gas East Corp. 2.74%, 8/15/2026 (a)	793	832

ONE Gas, Inc. 4.50%, 11/1/2048 (b)	809	1,014

Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	2,000	2,216

Southern California Gas Co.

Series TT, 2.60%, 6/15/2026	1,100	1,152

Series XX, 2.55%, 2/1/2030	715	754

Series VV, 4.30%, 1/15/2049	660	847

Southern Natural Gas Co. LLC

8.00%, 3/1/2032	350	516

4.80%, 3/15/2047 (a) (b)	204	246

		28,663

Health Care Equipment & Supplies — 0.2%

Abbott Laboratories 4.90%, 11/30/2046	4,925	6,835

Becton Dickinson and Co. 6.00%, 5/15/2039	400	522

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	105

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Corporate Bonds — continued

Health Care Equipment & Supplies — continued

Boston Scientific Corp. 4.70%, 3/1/2049	2,500	3,262

DH Europe Finance II SARL 3.25%, 11/15/2039	1,400	1,513

Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a) (b)	1,265	1,309

Hologic, Inc.

4.38%, 10/15/2025 (a)	2,444	2,489

4.63%, 2/1/2028 (a)	1,143	1,186

Medtronic, Inc.

3.50%, 3/15/2025 (b)	2,448	2,680

4.38%, 3/15/2035	1,432	1,831

4.63%, 3/15/2045	31	42

Teleflex, Inc.

4.88%, 6/1/2026	1,114	1,161

4.63%, 11/15/2027	1,294	1,358

		24,188

Health Care Providers & Services — 0.9%

Aetna, Inc.

2.80%, 6/15/2023	546	560

4.50%, 5/15/2042	224	253

Anthem, Inc.

3.13%, 5/15/2022	577	596

3.30%, 1/15/2023	1,505	1,573

Ascension Health 3.95%, 11/15/2046 (b)	687	853

Centene Corp.

6.13%, 2/15/2024	2,373	2,446

5.25%, 4/1/2025 (a)	5,035	5,180

5.38%, 6/1/2026 (a) (b)	6,390	6,725

4.25%, 12/15/2027 (a)	3,515	3,616

4.63%, 12/15/2029 (a) (b)	4,393	4,701

3.38%, 2/15/2030 (a)	1,820	1,820

Cigna Corp. 4.50%, 2/25/2026 (a)	1,000	1,130

Community Health Systems, Inc.

8.63%, 1/15/2024 (a)	135	141

8.00%, 3/15/2026 (a)	3,560	3,677

Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	500	541

CVS Health Corp.

4.00%, 12/5/2023	1,659	1,780

4.10%, 3/25/2025	1,012	1,109

2.88%, 6/1/2026	7,407	7,680

4.30%, 3/25/2028	362	405

5.05%, 3/25/2048	879	1,082

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Health Care Providers & Services — continued

Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	2,980	1,577

Hartford HealthCare Corp. 3.45%, 7/1/2054	2,350	2,503

HCA, Inc.

5.88%, 5/1/2023	4,234	4,626

5.38%, 2/1/2025	2,000	2,211

5.25%, 6/15/2026	8,013	9,166

5.38%, 9/1/2026 (b)	11,440	12,724

5.63%, 9/1/2028	8,331	9,442

5.88%, 2/1/2029	4,823	5,563

Memorial Health Services 3.45%, 11/1/2049	645	729

Memorial Sloan-Kettering Cancer Center

4.13%, 7/1/2052	225	288

Series 2015, 4.20%, 7/1/2055	785	1,051

Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	666	781

NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	1,110	1,191

Polaris Intermediate Corp. 8.50% (cash), 12/1/2022 (a) (b) (k)	2,280	1,938

Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	363	390

Team Health Holdings, Inc. 6.38%, 2/1/2025 (a) (b)	7,841	4,313

Tenet Healthcare Corp.

4.63%, 7/15/2024	4,237	4,237

4.63%, 9/1/2024 (a)	1,385	1,408

5.13%, 5/1/2025	1,100	1,108

4.88%, 1/1/2026 (a)	11,350	11,563

5.13%, 11/1/2027 (a)	5,197	5,398

Texas Health Resources 4.33%, 11/15/2055	1,075	1,420

UnitedHealth Group, Inc.

3.50%, 2/15/2024	1,380	1,477

3.75%, 7/15/2025	5,000	5,541

4.63%, 7/15/2035	98	122

3.95%, 10/15/2042	615	708

3.75%, 10/15/2047	1,120	1,267

3.70%, 8/15/2049 (b)	3,165	3,555

3.88%, 8/15/2059 (b)	805	918

		143,083

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Corporate Bonds — continued

Health Care Technology — 0.0% (c)

IQVIA, Inc.

5.00%, 10/15/2026 (a)	2,575	2,657

5.00%, 5/15/2027 (a)	1,756	1,815

		4,472

Hotels, Restaurants & Leisure — 0.6%

1011778 BC ULC (Canada)

4.25%, 5/15/2024 (a)	2,374	2,376

3.88%, 1/15/2028 (a) (b)	1,845	1,834

Boyne USA, Inc. 7.25%, 5/1/2025 (a)	2,282	2,442

CCM Merger, Inc. 6.00%, 3/15/2022 (a) (b)	2,553	2,578

Cedar Fair LP

5.38%, 4/15/2027 (b)	820	840

5.25%, 7/15/2029 (a)	387	387

Chukchansi Economic Development Authority 9.75%, 5/30/2020 (a) (d)	548	274

Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	6,190	6,252

Enterprise Development Authority (The) 12.00%, 7/15/2024 (a)	5,651	6,470

Hilton Domestic Operating Co., Inc.

4.25%, 9/1/2024	1,800	1,806

5.13%, 5/1/2026	1,530	1,571

4.88%, 1/15/2030	2,700	2,798

Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	2,997	3,207

Hilton Worldwide Finance LLC 4.63%, 4/1/2025	1,136	1,140

International Game Technology plc

6.25%, 2/15/2022 (a)	1,236	1,270

6.50%, 2/15/2025 (a)	6,002	6,497

Marriott Ownership Resorts, Inc.

6.50%, 9/15/2026	3,631	3,903

4.75%, 1/15/2028 (a)	479	479

MGM Resorts International

5.75%, 6/15/2025	6,155	6,740

5.50%, 4/15/2027	1,250	1,349

Sabre GLBL, Inc.

5.38%, 4/15/2023 (a)	2,998	2,998

5.25%, 11/15/2023 (a)	1,050	1,048

Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	7,692	7,716

Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	2,636	2,602

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Hotels, Restaurants & Leisure — continued

Starbucks Corp. 3.80%, 8/15/2025 (b)	1,010	1,114

Station Casinos LLC 5.00%, 10/1/2025 (a)	1,800	1,809

VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	1,178	1,051

Wyndham Destinations, Inc.

5.40%, 4/1/2024 (j)	4,705	5,046

6.35%, 10/1/2025 (j)	399	437

5.75%, 4/1/2027 (j)	923	976

Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	3,064	3,007

Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	4,356	4,209

Yum! Brands, Inc. 4.75%, 1/15/2030 (a)	804	834

		87,060

Household Durables — 0.1%

Lennar Corp.

5.88%, 11/15/2024	1,793	1,957

4.75%, 5/30/2025	2,155	2,329

5.25%, 6/1/2026 (b)	3,550	3,912

Newell Brands, Inc.

4.20%, 4/1/2026 (j)	3,325	3,461

5.38%, 4/1/2036 (j)	3,265	3,638

PulteGroup, Inc.

5.50%, 3/1/2026	1,470	1,620

5.00%, 1/15/2027	435	478

Tempur Sealy International, Inc.

5.63%, 10/15/2023	1,021	1,039

5.50%, 6/15/2026	851	890

Toll Brothers Finance Corp.

4.88%, 11/15/2025	860	940

4.88%, 3/15/2027 (b)	830	905

		21,169

Household Products — 0.1%

Kimberly-Clark Corp. 3.20%, 4/25/2029 (b)	1,000	1,120

Reckitt Benckiser Treasury Services plc (United Kingdom)

2.75%, 6/26/2024 (a)	10,530	11,036

3.00%, 6/26/2027 (a)	350	374

Spectrum Brands, Inc.

6.13%, 12/15/2024	1,409	1,455

5.75%, 7/15/2025	2,874	2,946

5.00%, 10/1/2029 (a)	1,985	2,050

		18,981

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	107

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Corporate Bonds — continued

Independent Power and Renewable Electricity Producers — 0.2%

AES Corp.

4.50%, 3/15/2023	1,220	1,214

5.50%, 4/15/2025 (b)	3,340	3,416

6.00%, 5/15/2026	964	992

Calpine Corp. 5.25%, 6/1/2026 (a)	5,500	5,453

Cemig Geracao e Transmissao SA (Brazil) 9.25%, 12/5/2024 (a) (b)	2,700	3,136

Clearway Energy Operating LLC 5.00%, 9/15/2026	4,842	4,960

Cometa Energia SA de CV (Mexico) 6.38%, 4/24/2035 (a)	2,558	2,961

Exelon Generation Co. LLC 6.25%, 10/1/2039	200	250

NRG Energy, Inc.

7.25%, 5/15/2026	4,171	4,421

6.63%, 1/15/2027	4,812	5,017

5.75%, 1/15/2028	247	257

5.25%, 6/15/2029 (a)	1,949	2,026

		34,103

Industrial Conglomerates — 0.0% (c)

General Electric Co. Series 15BR, 2.22%, 11/20/2020	JPY 100,000	930

Insurance — 0.7%

Aflac, Inc. 4.75%, 1/15/2049	1,900	2,479

AIA Group Ltd. (Hong Kong)

3.20%, 3/11/2025 (a)	996	1,054

3.90%, 4/6/2028 (a) (b)	2,495	2,810

3.60%, 4/9/2029 (a)	495	549

American Financial Group, Inc. 3.50%, 8/15/2026	1,600	1,742

American International Group, Inc.

3.88%, 1/15/2035	2,041	2,329

4.70%, 7/10/2035	1,200	1,480

Aon Corp. 6.25%, 9/30/2040	240	357

Athene Global Funding

2.75%, 6/25/2024 (a)	630	655

2.95%, 11/12/2026 (a)	4,500	4,739

Berkshire Hathaway Finance Corp. 4.25%, 1/15/2049	4,410	5,514

Cincinnati Financial Corp. 6.13%, 11/1/2034	1,100	1,614

CNA Financial Corp. 3.95%, 5/15/2024	373	405

Great-West Lifeco Finance 2018 LP (Canada) 4.58%, 5/17/2048 (a) (b)	406	531

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Insurance — continued

Guardian Life Global Funding

2.50%, 5/8/2022 (a)	900	921

3.40%, 4/25/2023 (a)	16,285	17,335

Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)	271	369

Harborwalk Funding Trust (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069 (a) (g)	1,200	1,526

Jackson National Life Global Funding

3.30%, 2/1/2022 (a)	700	724

2.50%, 6/27/2022 (a) (b)	4,000	4,071

3.25%, 1/30/2024 (a)	575	612

3.88%, 6/11/2025 (a)	12,637	14,070

John Hancock Life Insurance Co. 7.38%, 2/15/2024 (a)	2,550	3,046

Liberty Mutual Group, Inc. 3.95%, 10/15/2050 (a)	475	523

Lincoln National Corp. 3.35%, 3/9/2025	1,100	1,178

Manulife Financial Corp. (Canada) 4.15%, 3/4/2026 (b)	1,207	1,371

Marsh & McLennan Cos., Inc. 2.75%, 1/30/2022	433	443

Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070 (a)	204	219

MassMutual Global Funding II

2.75%, 6/22/2024 (a)	2,000	2,100

2.95%, 1/11/2025 (a)	1,200	1,270

MetLife, Inc.

6.50%, 12/15/2032	700	1,034

4.13%, 8/13/2042	869	1,040

Metropolitan Life Global Funding I

3.88%, 4/11/2022 (a)	649	684

3.00%, 1/10/2023 (a)	1,820	1,906

3.05%, 6/17/2029 (a) (b)	1,500	1,646

Metropolitan Life Insurance Co. 7.80%, 11/1/2025 (a)	1,650	2,138

New York Life Global Funding 3.00%, 1/10/2028 (a)	2,831	3,118

New York Life Insurance Co. 6.75%, 11/15/2039 (a)	303	479

OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	800	854

Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (g)	2,730	3,064

Principal Financial Group, Inc. 3.70%, 5/15/2029 (b)	605	688

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Corporate Bonds — continued

Insurance — continued

Principal Life Global Funding II 3.00%, 4/18/2026 (a)	586	626

Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (f) (g) (h)	600	619

Protective Life Corp. 4.30%, 9/30/2028 (a)	700	795

Prudential Financial, Inc. 3.91%, 12/7/2047 (b)	2,259	2,557

Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	196

Reliance Standard Life Global Funding II

3.85%, 9/19/2023 (a)	1,420	1,534

2.75%, 1/21/2027 (a)	600	626

Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (b) (g)	1,000	1,131

Teachers Insurance & Annuity Association of America

4.90%, 9/15/2044 (a) (b)	500	660

4.27%, 5/15/2047 (a) (b)	800	986

Travelers Property Casualty Corp. 7.75%, 4/15/2026	700	943

		103,360

Internet & Direct Marketing Retail — 0.0% (c)

Amazon.com, Inc. 3.15%, 8/22/2027	2,000	2,192

Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	3,025	2,866

		5,058

IT Services — 0.3%

DXC Technology Co. 4.25%, 4/15/2024	517	554

Gartner, Inc. 5.13%, 4/1/2025 (a)	1,753	1,810

IBM Credit LLC 3.00%, 2/6/2023	2,000	2,089

International Business Machines Corp.

3.00%, 5/15/2024	9,020	9,555

3.30%, 5/15/2026 (b)	5,800	6,339

4.15%, 5/15/2039	10,765	12,987

4.00%, 6/20/2042 (b)	5,000	5,920

4.25%, 5/15/2049 (b)	9,140	11,352

Visa, Inc. 4.15%, 12/14/2035	760	942

Western Union Co. (The) 3.60%, 3/15/2022 (b)	1,200	1,249

		52,797

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Leisure Products — 0.1%

Mattel, Inc.

3.15%, 3/15/2023 (b)	1,427	1,406

6.75%, 12/31/2025 (a)	5,773	6,067

		7,473

Machinery — 0.1%

Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	1,686	1,787

ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023 (a)	2,053	2,089

Caterpillar, Inc. 3.80%, 8/15/2042 (b)	680	811

Colfax Corp.

6.00%, 2/15/2024 (a)	1,908	1,978

6.38%, 2/15/2026 (a)	500	530

Deere & Co. 3.90%, 6/9/2042	800	981

Ingersoll-Rand Co. 7.20%, 6/1/2025	90	102

Otis Worldwide Corp. 3.36%, 2/15/2050 (a) (b)	4,100	4,247

Parker-Hannifin Corp. 6.25%, 5/15/2038	440	632

Tennant Co. 5.63%, 5/1/2025	3,976	4,135

		17,292

Marine — 0.0% (c)

MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	2,633	2,733

Media — 1.4%

AMC Networks, Inc.

5.00%, 4/1/2024	2,596	2,609

4.75%, 8/1/2025	1,693	1,688

Charter Communications Operating LLC 4.80%, 3/1/2050	5,060	5,449

Cinemark USA, Inc. 4.88%, 6/1/2023	1,759	1,751

Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027 (a)	5,997	6,012

Comcast Corp.

3.60%, 3/1/2024	240	259

3.38%, 2/15/2025	5,150	5,562

3.38%, 8/15/2025 (b)	15,381	16,727

3.95%, 10/15/2025	712	797

3.15%, 3/1/2026	758	817

3.15%, 2/15/2028 (b)	3,500	3,796

3.55%, 5/1/2028	1,772	1,970

4.15%, 10/15/2028	9,600	11,126

4.20%, 8/15/2034	4,389	5,303

4.40%, 8/15/2035	3,850	4,760

3.90%, 3/1/2038	7,489	8,738

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	109

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Corporate Bonds — continued

Media — continued

4.60%, 10/15/2038	865	1,089

3.25%, 11/1/2039	8,380	9,063

4.60%, 8/15/2045 (b)	2,405	3,064

3.40%, 7/15/2046	5,000	5,381

3.97%, 11/1/2047	1,115	1,312

4.00%, 3/1/2048	5,140	6,093

4.00%, 11/1/2049	135	160

3.45%, 2/1/2050	1,708	1,885

4.95%, 10/15/2058	4,090	5,588

CSC Holdings LLC

5.25%, 6/1/2024 (b)	4,373	4,728

6.63%, 10/15/2025 (a)	4,895	5,115

10.88%, 10/15/2025 (a)	2,221	2,437

5.50%, 5/15/2026 (a)	5,177	5,360

5.50%, 4/15/2027 (a)	3,352	3,528

5.38%, 2/1/2028 (a)	2,295	2,388

6.50%, 2/1/2029 (a)	289	318

Diamond Sports Group LLC

5.38%, 8/15/2026 (a)	4,542	4,188

6.63%, 8/15/2027 (a) (b)	1,450	1,174

Discovery Communications LLC 4.95%, 5/15/2042	3,775	4,305

DISH DBS Corp.

6.75%, 6/1/2021	754	781

5.88%, 7/15/2022	2,694	2,811

5.00%, 3/15/2023	5,867	5,904

5.88%, 11/15/2024	7,005	7,185

7.75%, 7/1/2026 (b)	5,285	5,679

Entercom Media Corp. 6.50%, 5/1/2027 (a)	928	970

iHeartCommunications, Inc.

6.38%, 5/1/2026	2,900	3,117

8.38%, 5/1/2027	1,552	1,685

5.25%, 8/15/2027 (a)	1,998	2,060

Lamar Media Corp.

5.00%, 5/1/2023	1,250	1,259

5.75%, 2/1/2026	917	954

3.75%, 2/15/2028 (a)	4,290	4,302

4.00%, 2/15/2030 (a)	435	435

Nexstar Broadcasting, Inc. 5.63%, 7/15/2027 (a)	3,740	3,871

Outfront Media Capital LLC

5.63%, 2/15/2024	500	509

5.00%, 8/15/2027 (a)	1,017	1,048

4.63%, 3/15/2030 (a)	2,855	2,863

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Media — continued

Sirius XM Radio, Inc.

4.63%, 5/15/2023 (a)	3,380	3,405

4.63%, 7/15/2024 (a)	1,056	1,089

5.38%, 4/15/2025 (a)	3,116	3,196

5.38%, 7/15/2026 (a)	1,549	1,603

5.00%, 8/1/2027 (a)	790	827

5.50%, 7/1/2029 (a)	3,257	3,508

TEGNA, Inc.

4.63%, 3/15/2028 (a)	1,245	1,212

5.00%, 9/15/2029 (a)	4,145	4,109

Time Warner Cable LLC 7.30%, 7/1/2038	335	455

ViacomCBS, Inc.

(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (g)	5,000	5,100

(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (g)	2,241	2,370

Videotron Ltd. (Canada)

5.00%, 7/15/2022	700	723

5.38%, 6/15/2024 (a)	3,057	3,264

5.13%, 4/15/2027 (a)	838	879

WMG Acquisition Corp.

4.88%, 11/1/2024 (a)	1,240	1,274

5.50%, 4/15/2026 (a)	2,556	2,671

		225,658

Metals & Mining — 0.4%

Alcoa Nederland Holding BV

6.75%, 9/30/2024 (a)	1,246	1,277

7.00%, 9/30/2026 (a)	1,765	1,866

6.13%, 5/15/2028 (a)	980	1,006

Arconic Rolled Products Corp. 6.13%, 2/15/2028 (a)	2,050	2,111

Carpenter Technology Corp. 4.45%, 3/1/2023	1,285	1,364

Commercial Metals Co.

4.88%, 5/15/2023	2,566	2,651

5.75%, 4/15/2026	295	305

FMG Resources August 2006 Pty. Ltd. (Australia)

4.75%, 5/15/2022 (a) (b)	2,004	2,039

5.13%, 3/15/2023 (a) (b)	569	585

5.13%, 5/15/2024 (a) (b)	1,453	1,503

Freeport-McMoRan, Inc.

3.55%, 3/1/2022	3,053	3,080

3.88%, 3/15/2023	12,950	13,019

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Corporate Bonds — continued

Metals & Mining — continued

4.55%, 11/14/2024	1,470	1,488

4.13%, 3/1/2028	1,907	1,807

5.40%, 11/14/2034	1,395	1,361

Glencore Finance Canada Ltd. (Switzerland)

6.90%, 11/15/2037 (a)	100	128

5.55%, 10/25/2042 (a) (j)	4,045	4,605

Glencore Funding LLC (Switzerland) 4.63%, 4/29/2024 (a) (b)	300	324

Indonesia Asahan Aluminium Persero PT (Indonesia)

5.71%, 11/15/2023 (a)	4,130	4,567

6.53%, 11/15/2028 (a)	1,200	1,473

6.76%, 11/15/2048 (a)	2,400	3,158

Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	1,950	1,931

Novelis Corp. 4.75%, 1/30/2030 (a)	1,475	1,450

Nucor Corp.

4.00%, 8/1/2023	1,000	1,076

6.40%, 12/1/2037	1,910	2,795

Steel Dynamics, Inc.

4.13%, 9/15/2025	3,721	3,821

5.00%, 12/15/2026	885	940

		61,730

Multiline Retail — 0.0% (c)

Neiman Marcus Group Ltd. LLC

14.00% (Blend (cash 8.00% + PIK 6.00%)), 4/25/2024 (a) (k)	5,898	2,931

8.00%, 10/25/2024 (a)	9,365	2,669

		5,600

Multi-Utilities — 0.2%

Berkshire Hathaway Energy Co.

2.80%, 1/15/2023 (b)	4,215	4,375

3.25%, 4/15/2028	800	867

6.13%, 4/1/2036	1,349	1,928

3.80%, 7/15/2048	6,195	7,113

CMS Energy Corp. 3.88%, 3/1/2024	1,000	1,085

Consolidated Edison Co. of New York, Inc.

Series 06-E, 5.70%, 12/1/2036	400	539

Series 2017, 3.88%, 6/15/2047	1,275	1,460

Series E, 4.65%, 12/1/2048	1,700	2,162

Series A, 4.13%, 5/15/2049 (b)	800	941

4.50%, 5/15/2058 (b)	808	1,027

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Multi-Utilities — continued

Consumers Energy Co.

4.05%, 5/15/2048	400	487

4.35%, 4/15/2049 (b)	500	646

4.35%, 8/31/2064	491	599

Dominion Energy, Inc.

Series C, 2.00%, 8/15/2021	803	811

Series F, 5.25%, 8/1/2033	785	987

7.00%, 6/15/2038	400	585

Series C, 4.90%, 8/1/2041	46	57

Empresas Publicas de Medellin ESP (Colombia) 4.25%, 7/18/2029 (a) (b)	1,910	1,994

NiSource, Inc. 6.25%, 12/15/2040	1,721	2,339

Puget Sound Energy, Inc. 5.76%, 7/15/2040	900	1,247

San Diego Gas & Electric Co.

6.00%, 6/1/2026	685	841

6.00%, 6/1/2039	500	746

4.50%, 8/15/2040	249	316

		33,152

Oil, Gas & Consumable Fuels — 1.9%

AI Candelaria Spain SLU (Spain) 7.50%, 12/15/2028 (i)	3,100	3,431

Aker BP ASA (Norway) 4.75%, 6/15/2024 (a)	2,600	2,706

ANR Pipeline Co. 9.63%, 11/1/2021	250	283

Antero Midstream Partners LP 5.75%, 3/1/2027 (a)	1,485	1,010

Antero Resources Corp. 5.13%, 12/1/2022 (b)	3,620	2,253

APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	610	678

BG Energy Capital plc (United Kingdom) 4.00%, 10/15/2021 (a) (b)	2,000	2,080

Blue Racer Midstream LLC 6.13%, 11/15/2022 (a)	1,502	1,373

BP Capital Markets America, Inc.

3.80%, 9/21/2025 (b)	1,500	1,657

3.41%, 2/11/2026	1,750	1,904

3.02%, 1/16/2027	1,325	1,407

3.94%, 9/21/2028 (b)	2,300	2,603

4.23%, 11/6/2028	13,770	15,929

3.00%, 2/24/2050 (b)	5,915	5,839

BP Capital Markets plc (United Kingdom)

3.99%, 9/26/2023	11,930	12,923

3.54%, 11/4/2024 (b)	1,800	1,953

3.28%, 9/19/2027	2,988	3,210

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	111

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Buckeye Partners LP

4.13%, 3/1/2025 (a)	1,320	1,320

4.13%, 12/1/2027	2,755	2,658

4.50%, 3/1/2028 (a)	1,320	1,281

Cameron LNG LLC 3.70%, 1/15/2039 (a) (b)	961	1,054

Canadian Natural Resources Ltd. (Canada) 6.45%, 6/30/2033	830	1,112

Cheniere Energy Partners LP

5.25%, 10/1/2025	3,398	3,407

5.63%, 10/1/2026	2,648	2,661

Chesapeake Energy Corp. 11.50%, 1/1/2025 (a) (b)	3,585	2,142

Comstock Resources, Inc. 7.50%, 5/15/2025 (a)	2,401	1,770

Crestwood Midstream Partners LP 5.75%, 4/1/2025 (b)	2,760	2,698

DCP Midstream Operating LP

4.95%, 4/1/2022 (b)	522	531

3.88%, 3/15/2023	5,364	5,340

5.38%, 7/15/2025	1,055	1,105

5.13%, 5/15/2029	1,725	1,695

6.75%, 9/15/2037 (a)	1,080	1,134

5.60%, 4/1/2044	480	446

Diamondback Energy, Inc. 5.38%, 5/31/2025	840	877

Ecopetrol SA (Colombia)

5.88%, 9/18/2023	3,550	3,925

5.88%, 5/28/2045	1,010	1,203

Enbridge, Inc. (Canada) 4.50%, 6/10/2044	125	145

Energy Transfer Operating LP

3.60%, 2/1/2023 (b)	1,146	1,187

4.25%, 3/15/2023 (b)	2,000	2,118

4.75%, 1/15/2026	7,346	8,094

Eni SpA (Italy) 5.70%, 10/1/2040 (a)	1,210	1,559

Eni USA, Inc. (Italy) 7.30%, 11/15/2027	500	666

EnLink Midstream Partners LP

4.40%, 4/1/2024	2,149	1,962

4.15%, 6/1/2025	1,962	1,658

4.85%, 7/15/2026	1,665	1,426

5.60%, 4/1/2044	1,930	1,484

Enterprise Products Operating LLC

3.35%, 3/15/2023	1,252	1,307

3.70%, 2/15/2026 (b)	1,026	1,117

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Oil, Gas & Consumable Fuels — continued

Series J, 5.75%, 3/1/2035	800	1,004

6.45%, 9/1/2040	375	520

5.95%, 2/1/2041	333	432

4.95%, 10/15/2054	330	380

EP Energy LLC

9.38%, 5/1/2024 (a) (d)	6,505	130

8.00%, 11/29/2024 (a) (d)	7,090	2,907

7.75%, 5/15/2026 (a) (d)	6,819	4,023

Equinor ASA (Norway) 7.15%, 11/15/2025	585	748

Exxon Mobil Corp.

3.00%, 8/16/2039	555	581

3.10%, 8/16/2049	4,970	5,133

Genesis Energy LP 7.75%, 2/1/2028	1,314	1,146

Gulfport Energy Corp.

6.63%, 5/1/2023	1,320	690

6.00%, 10/15/2024	1,637	544

6.38%, 1/15/2026	1,018	346

Hess Corp. 5.80%, 4/1/2047 (b)	3,850	4,264

Hilcorp Energy I LP

5.00%, 12/1/2024 (a)	2,038	1,610

6.25%, 11/1/2028 (a)	2,651	1,929

KazMunayGas National Co. JSC (Kazakhstan)

5.38%, 4/24/2030 (i)	2,500	2,908

5.75%, 4/19/2047 (i)	1,061	1,302

6.38%, 10/24/2048 (a)	1,990	2,627

Marathon Oil Corp. 6.80%, 3/15/2032	500	621

MEG Energy Corp. (Canada)

6.50%, 1/15/2025 (a)	1,552	1,529

7.13%, 2/1/2027 (a)	1,999	1,899

MPLX LP 5.20%, 3/1/2047	323	340

NGPL PipeCo LLC

4.38%, 8/15/2022 (a)	1,823	1,904

4.88%, 8/15/2027 (a)	1,835	1,989

7.77%, 12/15/2037 (a)	615	796

Noble Energy, Inc. 5.25%, 11/15/2043	13,550	14,337

NuStar Logistics LP

6.75%, 2/1/2021	1,046	1,067

4.75%, 2/1/2022	2,278	2,324

6.00%, 6/1/2026	1,338	1,398

5.63%, 4/28/2027	1,003	1,023

Oasis Petroleum, Inc. 6.25%, 5/1/2026 (a)	1,860	1,144

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Occidental Petroleum Corp.

3.40%, 4/15/2026	2,300	2,353

7.15%, 5/15/2028	278	345

3.50%, 8/15/2029 (b)	504	508

7.88%, 9/15/2031	800	1,047

7.95%, 6/15/2039	100	135

4.20%, 3/15/2048 (b)	500	467

Oil and Gas Holding Co. BSCC (The) (Bahrain) 7.63%, 11/7/2024 (a)	2,500	2,872

ONEOK Partners LP 6.65%, 10/1/2036	1,465	1,898

ONEOK, Inc. 7.50%, 9/1/2023	3,050	3,583

Ovintiv, Inc.

7.38%, 11/1/2031	175	213

6.50%, 8/15/2034	1,000	1,072

6.63%, 8/15/2037	148	163

Parsley Energy LLC 5.38%, 1/15/2025 (a)	2,000	2,000

PBF Holding Co. LLC 6.00%, 2/15/2028 (a)	2,710	2,676

Pertamina Persero PT (Indonesia) 6.45%, 5/30/2044 (i)	1,600	2,130

Petroleos del Peru SA (Peru) 4.75%, 6/19/2032 (i)	3,372	3,777

Petroleos Mexicanos (Mexico)

(ICE LIBOR USD 3 Month + 3.65%), 5.54%, 3/11/2022 (g)	2,607	2,694

3.50%, 1/30/2023	600	600

6.88%, 8/4/2026	2,600	2,827

6.75%, 9/21/2047	395	378

7.69%, 1/23/2050 (a)	1,905	1,989

7.69%, 1/23/2050 (i)	880	919

6.95%, 1/28/2060 (a)	2,667	2,571

Phillips 66 4.65%, 11/15/2034	1,000	1,185

QEP Resources, Inc.

6.88%, 3/1/2021	978	958

5.38%, 10/1/2022	766	699

5.25%, 5/1/2023	2,196	1,944

5.63%, 3/1/2026 (b)	673	538

Range Resources Corp. 4.88%, 5/15/2025 (b)	3,260	2,061

Saudi Arabian Oil Co. (Saudi Arabia) 4.38%, 4/16/2049 (a)	2,110	2,380

Seven Generations Energy Ltd. (Canada) 5.38%, 9/30/2025 (a)	1,618	1,480

SM Energy Co.

6.13%, 11/15/2022 (b)	686	618

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Oil, Gas & Consumable Fuels — continued

6.75%, 9/15/2026 (b)	1,895	1,497

6.63%, 1/15/2027 (b)	1,293	1,002

Southwestern Energy Co. 7.50%, 4/1/2026 (b)	2,251	1,716

Spectra Energy Partners LP 4.50%, 3/15/2045 (b)	5,810	6,493

Suncor Energy, Inc. (Canada)

7.88%, 6/15/2026	1,937	2,563

7.15%, 2/1/2032	148	218

6.80%, 5/15/2038	1,215	1,774

Sunoco Logistics Partners Operations LP

5.95%, 12/1/2025	464	540

5.35%, 5/15/2045	2,000	2,065

Sunoco LP

4.88%, 1/15/2023	2,681	2,673

5.50%, 2/15/2026	1,861	1,889

6.00%, 4/15/2027	2,540	2,604

Tallgrass Energy Partners LP

4.75%, 10/1/2023 (a) (b)	1,435	1,378

5.50%, 9/15/2024 (a)	1,555	1,442

5.50%, 1/15/2028 (a)	1,975	1,758

Targa Resources Partners LP

5.25%, 5/1/2023	2,882	2,875

4.25%, 11/15/2023	3,426	3,393

5.13%, 2/1/2025	3,895	3,910

5.88%, 4/15/2026	1,345	1,386

5.38%, 2/1/2027 (b)	535	548

6.50%, 7/15/2027	1,730	1,799

5.00%, 1/15/2028 (b)	585	578

TC PipeLines LP 3.90%, 5/25/2027	422	450

TerraForm Power Operating LLC

4.25%, 1/31/2023 (a)	1,872	1,902

5.00%, 1/31/2028 (a)	1,468	1,580

Texas Eastern Transmission LP 3.50%, 1/15/2028 (a)	375	397

Total Capital International SA (France) 3.46%, 7/12/2049 (b)	6,885	7,537

TransCanada PipeLines Ltd. (Canada)

2.50%, 8/1/2022	285	291

3.75%, 10/16/2023 (b)	1,840	1,962

4.25%, 5/15/2028 (b)	1,000	1,120

5.85%, 3/15/2036	1,792	2,325

6.20%, 10/15/2037	1,000	1,356

4.75%, 5/15/2038	1,000	1,162

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	113

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Trinidad Petroleum Holdings Ltd. (Trinidad and Tobago) 9.75%, 6/15/2026 (a)	1,150	1,302

Ultra Resources, Inc. 11.00% (Blend (cash 9.00% + PIK 2.00%)), 7/12/2024 (k)	16,647	1,955

Whiting Petroleum Corp. 5.75%, 3/15/2021	1,166	670

WPX Energy, Inc. 5.75%, 6/1/2026	3,554	3,526

		304,632

Personal Products — 0.0% (c)

Estee Lauder Cos., Inc. (The) 3.13%, 12/1/2049	1,800	1,918

Pharmaceuticals — 0.7%

Advanz Pharma Corp. Ltd. (Canada) 8.00%, 9/6/2024 (b)	5,261	4,893

Allergan Finance LLC 4.63%, 10/1/2042	3,900	4,400

Allergan, Inc. 2.80%, 3/15/2023	500	516

Bausch Health Americas, Inc.

9.25%, 4/1/2026 (a)	2,489	2,781

8.50%, 1/31/2027 (a)	8,664	9,507

Bausch Health Cos., Inc.

7.00%, 3/15/2024 (a)	9,063	9,331

5.50%, 11/1/2025 (a)	7,822	8,053

5.75%, 8/15/2027 (a)	1,155	1,229

5.00%, 1/30/2028 (a)	1,184	1,168

5.25%, 1/30/2030 (a)	1,188	1,175

Bristol-Myers Squibb Co.

2.90%, 7/26/2024 (a)	19,387	20,428

3.20%, 6/15/2026 (a)	2,977	3,250

3.40%, 7/26/2029 (a) (b)	3,870	4,335

4.13%, 6/15/2039 (a)	3,998	4,862

5.00%, 8/15/2045 (a)	3,600	4,909

4.25%, 10/26/2049 (a)	6,500	8,361

Eli Lilly & Co. 4.15%, 3/15/2059	665	834

Pfizer, Inc.

2.75%, 6/3/2026 (b)	1,500	1,599

3.45%, 3/15/2029	495	555

4.10%, 9/15/2038	3,000	3,649

3.90%, 3/15/2039	960	1,139

4.30%, 6/15/2043	4,000	5,151

Pharmacia LLC 6.60%, 12/1/2028 (j)	745	1,013

Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	500	536

		103,674

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Professional Services — 0.0% (c)

AMN Healthcare, Inc. 5.13%, 10/1/2024 (a)	2,004	2,054

Real Estate Management & Development — 0.1%

Celulosa Arauco y Constitucion SA (Chile) 4.25%, 4/30/2029 (a)	2,400	2,483

China Evergrande Group (China) 8.75%, 6/28/2025 (i)	1,300	1,079

Mitsui Fudosan Co. Ltd. (Japan) 2.95%, 1/23/2023 (a)	2,480	2,565

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)

3.13%, 3/20/2022 (a) (b)	579	598

3.88%, 3/20/2027 (a)	603	676

		7,401

Road & Rail — 0.3%

Avis Budget Car Rental LLC

5.25%, 3/15/2025 (a) (b)	3,424	3,451

5.75%, 7/15/2027 (a) (b)	1,354	1,354

Burlington Northern Santa Fe LLC

7.08%, 5/13/2029	100	138

6.15%, 5/1/2037	750	1,090

4.38%, 9/1/2042	510	624

4.70%, 9/1/2045	6,630	8,488

3.55%, 2/15/2050	2,707	3,055

Canadian Pacific Railway Co. (Canada) 9.45%, 8/1/2021	280	311

CSX Corp. 3.25%, 6/1/2027	583	626

DAE Funding LLC (United Arab Emirates)

5.75%, 11/15/2023 (a)	2,135	2,199

5.00%, 8/1/2024 (a)	2,253	2,339

Empresa de Transporte de Pasajeros Metro SA (Chile) 5.00%, 1/25/2047 (i)	2,400	2,841

ERAC USA Finance LLC

3.30%, 10/15/2022 (a)	200	209

2.70%, 11/1/2023 (a)	470	486

7.00%, 10/15/2037 (a)	291	438

Hertz Corp. (The)

5.50%, 10/15/2024 (a) (b)	1,995	1,910

6.00%, 1/15/2028 (a)	1,770	1,637

Indian Railway Finance Corp. Ltd. (India) 3.25%, 2/13/2030 (a)	770	769

JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	460	495

Norfolk Southern Corp.

2.90%, 2/15/2023	462	480

4.05%, 8/15/2052	500	591

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Corporate Bonds — continued

Road & Rail — continued

Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (a)	1,767	1,900

Ryder System, Inc. 3.50%, 6/1/2021	555	569

SMBC Aviation Capital Finance DAC (Ireland)

3.00%, 7/15/2022 (a)	650	671

4.13%, 7/15/2023 (a)	1,100	1,182

Union Pacific Corp. 3.25%, 2/5/2050	4,310	4,439

		42,292

Semiconductors & Semiconductor Equipment — 0.1%

Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	4,244	4,583

Analog Devices, Inc. 4.50%, 12/5/2036	563	635

Broadcom Corp. 3.63%, 1/15/2024 (b)	2,108	2,208

Intel Corp.

3.25%, 11/15/2049 (b)	1,700	1,855

3.10%, 2/15/2060	700	726

Qorvo, Inc. 5.50%, 7/15/2026	4,972	5,136

Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (a)	2,328	2,435

Texas Instruments, Inc.

2.90%, 11/3/2027	1,000	1,070

2.25%, 9/4/2029 (b)	1,800	1,843

3.88%, 3/15/2039 (b)	1,620	1,947

4.15%, 5/15/2048	300	382

		22,820

Software — 0.3%

CDK Global, Inc. 5.25%, 5/15/2029 (a)	1,939	2,068

Fair Isaac Corp. 5.25%, 5/15/2026 (a)	2,330	2,581

Microsoft Corp.

3.50%, 2/12/2035	4,989	5,816

4.20%, 11/3/2035	435	548

3.45%, 8/8/2036	2,000	2,306

4.10%, 2/6/2037	870	1,079

Nuance Communications, Inc. 5.63%, 12/15/2026	6,207	6,548

Open Text Corp. (Canada) 5.88%, 6/1/2026 (a)	2,996	3,172

Oracle Corp.

4.30%, 7/8/2034	567	697

3.90%, 5/15/2035	1,545	1,804

3.85%, 7/15/2036	1,756	2,035

4.38%, 5/15/2055	5,215	6,654

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Software — continued

salesforce.com, Inc. 3.70%, 4/11/2028	1,100	1,243

SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	3,205	3,373

		39,924

Specialty Retail — 0.4%

Caleres, Inc. 6.25%, 8/15/2023 (b)	2,840	2,897

Group 1 Automotive, Inc. 5.25%, 12/15/2023 (a)	7,348	7,415

Home Depot, Inc. (The)

3.13%, 12/15/2049	10,470	11,120

3.50%, 9/15/2056	7,000	7,926

L Brands, Inc.

5.25%, 2/1/2028 (b)	769	746

7.50%, 6/15/2029 (b)	1,704	1,811

6.75%, 7/1/2036	1,625	1,645

Lowe’s Cos., Inc.

3.13%, 9/15/2024 (b)	665	708

2.50%, 4/15/2026	3,000	3,099

3.65%, 4/5/2029	4,372	4,847

3.70%, 4/15/2046	5,000	5,373

4.05%, 5/3/2047	1,774	1,999

Murphy Oil USA, Inc. 4.75%, 9/15/2029 (b)	1,285	1,348

O’Reilly Automotive, Inc. 3.60%, 9/1/2027	185	206

Penske Automotive Group, Inc. 5.50%, 5/15/2026	2,916	3,025

PetSmart, Inc. 7.13%, 3/15/2023 (a)	4,684	4,579

Staples, Inc.

7.50%, 4/15/2026 (a)	7,240	7,193

10.75%, 4/15/2027 (a) (b)	3,571	3,418

		69,355

Technology Hardware, Storage & Peripherals — 0.4%

Apple, Inc.

3.25%, 2/23/2026 (b)	372	406

3.85%, 5/4/2043	6,881	8,216

3.45%, 2/9/2045	8,744	9,895

3.75%, 9/12/2047	6,500	7,682

3.75%, 11/13/2047	1,000	1,195

2.95%, 9/11/2049	870	914

Dell International LLC 7.13%, 6/15/2024 (a)	6,236	6,525

EMC Corp. 3.38%, 6/1/2023	9,388	9,409

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	115

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Corporate Bonds — continued

Technology Hardware, Storage & Peripherals — continued

NCR Corp.

5.75%, 9/1/2027 (a) (b)	1,370	1,442

6.13%, 9/1/2029 (a)	3,830	4,157

Western Digital Corp. 4.75%, 2/15/2026 (b)	2,682	2,769

Xerox Corp. 4.12%, 3/15/2023 (j)	4,000	4,080

		56,690

Textiles, Apparel & Luxury Goods — 0.0% (c)

Hanesbrands, Inc. 4.88%, 5/15/2026 (a) (b)	3,828	4,010

William Carter Co. (The) 5.63%, 3/15/2027 (a)	1,645	1,750

		5,760

Thrifts & Mortgage Finance — 0.5%

BPCE SA (France)

2.75%, 1/11/2023 (a) (b)	20,045	20,688

5.70%, 10/22/2023 (a)	2,000	2,239

5.15%, 7/21/2024 (a)	12,810	14,136

2.38%, 1/14/2025 (a) (b)	2,260	2,293

3.38%, 12/2/2026	250	270

3.50%, 10/23/2027 (a) (b)	1,100	1,176

2.70%, 10/1/2029 (a)	13,090	13,604

Ladder Capital Finance Holdings LLLP

REIT, 5.25%, 3/15/2022 (a)	1,815	1,851

REIT, 5.25%, 10/1/2025 (a)	494	501

Nationwide Building Society (United Kingdom) 2.00%, 1/27/2023 (a) (b)	3,050	3,087

Quicken Loans, Inc.

5.75%, 5/1/2025 (a)	6,280	6,435

5.25%, 1/15/2028 (a)	3,604	3,729

Radian Group, Inc.

4.50%, 10/1/2024	3,751	3,957

4.88%, 3/15/2027	879	932

		74,898

Tobacco — 0.2%

Altria Group, Inc. 3.88%, 9/16/2046 (b)	9,585	9,326

BAT Capital Corp. (United Kingdom)

3.56%, 8/15/2027	5,000	5,278

4.39%, 8/15/2037	11,345	11,972

Philip Morris International, Inc.

4.38%, 11/15/2041	4,073	4,666

4.13%, 3/4/2043	5,000	5,653

		36,895

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Trading Companies & Distributors — 0.2%

Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	4,118	3,186

Air Lease Corp.

3.25%, 3/1/2025	242	253

3.25%, 10/1/2029	1,020	1,035

BOC Aviation Ltd. (Singapore)

2.38%, 9/15/2021 (a)	300	302

2.75%, 9/18/2022 (a)	600	611

3.50%, 10/10/2024 (a)	370	395

International Lease Finance Corp. 8.63%, 1/15/2022	1,000	1,116

United Rentals North America, Inc.

4.63%, 10/15/2025	2,475	2,508

5.88%, 9/15/2026	6,610	6,957

6.50%, 12/15/2026 (b)	2,255	2,404

5.50%, 5/15/2027	4,545	4,749

5.25%, 1/15/2030	1,800	1,894

WESCO Distribution, Inc. 5.38%, 6/15/2024	3,197	3,293

WW Grainger, Inc. 4.60%, 6/15/2045	520	656

		29,359

Transportation Infrastructure — 0.0% (c)

Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	1,300	1,377

Water Utilities — 0.0% (c)

American Water Capital Corp.

3.85%, 3/1/2024 (b)	680	740

3.45%, 6/1/2029 (b)	620	684

		1,424

Wireless Telecommunication Services — 0.4%

America Movil SAB de CV (Mexico)

3.13%, 7/16/2022	1,266	1,305

4.38%, 4/22/2049	1,439	1,784

Crown Castle Towers LLC

3.72%, 7/15/2023 (a)	250	263

3.66%, 5/15/2025 (a)	2,805	3,014

Hughes Satellite Systems Corp. 6.63%, 8/1/2026	2,530	2,783

Sprint Corp.

7.88%, 9/15/2023 (b)	3,143	3,594

7.13%, 6/15/2024	5,952	6,760

7.63%, 2/15/2025	4,193	4,864

7.63%, 3/1/2026	5,467	6,465

T-Mobile US, Inc. 4.50%, 2/1/2026 ‡	1,522	—	(e)

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Corporate Bonds — continued

Wireless Telecommunication Services — continued

T-Mobile USA, Inc.

6.50%, 1/15/2024 ‡	906	—	(e)

6.00%, 4/15/2024 ‡	418	—

6.38%, 3/1/2025 ‡	1,460	—	(e)

5.13%, 4/15/2025 (b)	14,351	14,746

5.13%, 4/15/2025 ‡	9,752	—	(e)

6.50%, 1/15/2026	4,391	4,623

6.50%, 1/15/2026 ‡	4,391	—	(e)

4.50%, 2/1/2026	3,522	3,569

4.75%, 2/1/2028	2,955	3,077

4.75%, 12/31/2164 ‡ (f) (h)	1,522	—	(e)

Ypso Finance Bis SA (Luxembourg) 10.50%, 5/15/2027 ‡ (a)	2,963	3,385

		60,232

Total Corporate Bonds (Cost $3,841,402)		4,031,840

Mortgage-Backed Securities — 17.2%

FHLMC

Pool # 1J1380, ARM, 4.77%, 3/1/2036 (l)	54	58

Pool # 1G1861, ARM, 5.16%, 3/1/2036 (l)	39	41

Pool # 1J1393, ARM, 3.97%, 10/1/2036 (l)	60	63

Pool # 1J1657, ARM, 4.56%, 5/1/2037 (l)	21	22

Pool # 1Q0476, ARM, 4.11%, 10/1/2037 (l)	124	133

FHLMC Gold Pools, 15 Year

Pool # J05944, 5.50%, 1/1/2021	14	14

Pool # G13821, 6.00%, 11/1/2021	6	6

Pool # G13385, 5.50%, 11/1/2023	28	29

Pool # G13603, 5.50%, 2/1/2024	12	13

Pool # G13805, 5.50%, 12/1/2024	67	69

Pool # G14252, 5.50%, 12/1/2024	66	68

Pool # J14494, 4.00%, 2/1/2026	708	746

FHLMC Gold Pools, 20 Year

Pool # C91025, 7.00%, 1/1/2027	78	84

Pool # G30591, 6.00%, 2/1/2028	544	602

Pool # D98914, 4.00%, 1/1/2032	3,661	3,976

Pool # G31099, 4.00%, 1/1/2038	13,993	15,273

FHLMC Gold Pools, 30 Year

Pool # C80091, 6.50%, 1/1/2024	21	23

Pool # C80161, 7.50%, 6/1/2024	1	1

Pool # G00271, 7.00%, 9/1/2024	18	18

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Pool # C80245, 7.50%, 10/1/2024	3	3

Pool # G00278, 7.00%, 11/1/2024	8	8

Pool # C00496, 7.50%, 2/1/2027	1	1

Pool # D81734, 7.00%, 8/1/2027	19	19

Pool # G00747, 8.00%, 8/1/2027	30	35

Pool # D86005, 7.00%, 2/1/2028	3	3

Pool # G02210, 7.00%, 12/1/2028	77	88

Pool # C21930, 6.00%, 2/1/2029	7	8

Pool # C00785, 6.50%, 6/1/2029	14	16

Pool # A27201, 6.50%, 3/1/2032	64	71

Pool # A13067, 4.00%, 9/1/2033	30	32

Pool # G60154, 5.00%, 2/1/2034	14,239	15,970

Pool # G60214, 5.00%, 7/1/2035	13,226	14,825

Pool # C02641, 7.00%, 10/1/2036	37	42

Pool # C02660, 6.50%, 11/1/2036	80	93

Pool # G06172, 5.50%, 12/1/2038	1,476	1,699

Pool # G06576, 5.00%, 9/1/2040	6,711	7,553

Pool # A96733, 4.50%, 2/1/2041	11,752	13,048

Pool # G06493, 4.50%, 5/1/2041	604	666

Pool # G61864, 5.50%, 6/1/2041	5,621	6,478

Pool # Q05956, 4.50%, 2/1/2042	1,668	1,840

Pool # Q11285, 3.50%, 9/1/2042	4,650	5,059

Pool # Q12174, 3.50%, 10/1/2042	5,427	5,905

Pool # G07239, 3.00%, 12/1/2042	4,839	5,103

Pool # Q13796, 3.50%, 12/1/2042	6,821	7,421

Pool # Q15767, 3.00%, 2/1/2043	4,479	4,723

Pool # Q33869, 4.00%, 6/1/2045	4,235	4,586

Pool # G61462, 4.00%, 7/1/2045	23,611	25,547

Pool # Q37784, 3.50%, 12/1/2045	2,980	3,151

Pool # Q39092, 4.00%, 2/1/2046	5,760	6,192

Pool # Q39412, 3.50%, 3/1/2046	2,308	2,441

Pool # Q40797, 3.50%, 5/1/2046	5,671	5,988

Pool # Q40905, 3.50%, 6/1/2046	708	748

Pool # Q40922, 3.50%, 6/1/2046	2,824	2,983

Pool # Q41602, 3.50%, 7/1/2046	1,341	1,408

Pool # Q42079, 3.50%, 7/1/2046	1,216	1,282

Pool # Q42657, 3.50%, 8/1/2046	11,039	11,651

Pool # Q42656, 4.00%, 8/1/2046	795	838

Pool # Q43241, 3.50%, 9/1/2046	11,953	12,612

Pool # Q43237, 4.00%, 9/1/2046	1,732	1,856

Pool # G61565, 4.50%, 4/1/2048	38,348	42,415

FHLMC Gold Pools, Other

Pool # G20027, 10.00%, 10/1/2030	7	7

Pool # B90491, 7.50%, 1/1/2032	225	257

Pool # U89009, 3.50%, 9/1/2032	784	830

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	117

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Mortgage-Backed Securities — continued

Pool # U80074, 3.50%, 10/1/2032	2,877	3,048

Pool # G20028, 7.50%, 12/1/2036	300	340

Pool # U90690, 3.50%, 6/1/2042	2,617	2,788

Pool # U90975, 4.00%, 6/1/2042	608	656

Pool # U90230, 4.50%, 9/1/2042	2,577	2,839

Pool # U90281, 4.00%, 10/1/2042	2,084	2,250

Pool # U92021, 5.00%, 9/1/2043	2,674	2,953

Pool # U99076, 4.50%, 12/1/2043	5,290	5,833

Pool # U99084, 4.50%, 2/1/2044	4,495	4,955

Pool # U92996, 3.50%, 6/1/2045	344	361

Pool # U93026, 3.50%, 7/1/2045	1,181	1,250

Pool # U99134, 4.00%, 1/1/2046	5,152	5,570

Pool # U93155, 3.50%, 5/1/2046	821	868

Pool # U93158, 3.50%, 6/1/2046	1,072	1,129

Pool # U93167, 3.50%, 7/1/2046	965	1,010

Pool # U93172, 3.50%, 7/1/2046	1,105	1,168

FHLMC UMBS, 30 Year Pool # RA2008, 4.00%, 1/1/2050	26,996	29,090

FNMA

Pool # AM2292, ARM, 2.01%, 1/1/2023 (l)	1,223	1,221

Pool # 766610, ARM, 3.71%, 1/1/2034 (l)	63	66

Pool # 823660, ARM, 4.52%, 5/1/2035 (l)	84	88

Pool # 910181, ARM, 3.94%, 3/1/2037 (l)	39	40

Pool # 888304, ARM, 4.01%, 4/1/2037 (l)	3	3

Pool # 888750, ARM, 4.34%, 4/1/2037 (l)	65	69

Pool # 948208, ARM, 3.18%, 7/1/2037 (l)	37	39

Pool # 888620, ARM, 3.62%, 7/1/2037 (l)	65	68

FNMA UMBS, 15 Year

Pool # 890129, 6.00%, 12/1/2021	8	8

Pool # 949379, 6.00%, 8/1/2022	21	22

Pool # 890231, 5.00%, 7/1/2025	161	170

Pool # CA4723, 3.50%, 11/1/2034	13,284	13,984

FNMA UMBS, 20 Year

Pool # MA0602, 3.50%, 12/1/2030	256	266

Pool # BM3254, 4.00%, 1/1/2038	10,754	11,723

Pool # BM3566, 4.00%, 2/1/2038	11,836	12,913

Pool # CA1234, 4.00%, 2/1/2038	4,444	4,849

Pool # CA1238, 4.00%, 2/1/2038	4,292	4,679

INVESTMENTS	PRINCIPAL AMOUNT (000)		VALUE (000)

FNMA UMBS, 30 Year

Pool # 50617, 8.00%, 8/1/2022	—	(e)	—	(e)

Pool # 250228, 9.00%, 4/1/2025	1		1

Pool # 328066, 8.50%, 10/1/2025	—	(e)	—	(e)

Pool # 313692, 8.50%, 12/1/2025	2		2

Pool # 365997, 7.50%, 10/1/2026	2		2

Pool # 250854, 7.50%, 3/1/2027	1		1

Pool # 251569, 7.00%, 3/1/2028	1		1

Pool # 420165, 6.50%, 4/1/2028	38		43

Pool # 455598, 5.50%, 12/1/2028	18		20

Pool # 517656, 5.50%, 7/1/2029	16		17

Pool # 252570, 6.50%, 7/1/2029	17		19

Pool # 517679, 6.50%, 7/1/2029	66		74

Pool # 323866, 6.50%, 8/1/2029	14		16

Pool # 995656, 7.00%, 6/1/2033	179		212

Pool # AL6168, 5.00%, 9/1/2033	6,445		7,221

Pool # 725229, 6.00%, 3/1/2034	1,052		1,202

Pool # AA0918, 5.50%, 9/1/2034	200		224

Pool # 735503, 6.00%, 4/1/2035	103		121

Pool # 745948, 6.50%, 10/1/2036	16		18

Pool # AL0379, 8.00%, 12/1/2036	1,227		1,454

Pool # AA8502, 6.00%, 8/1/2037	30		34

Pool # 995149, 6.50%, 10/1/2038	50		58

Pool # 995504, 7.50%, 11/1/2038	79		99

Pool # AC3237, 5.00%, 10/1/2039	642		722

Pool # AC4467, 4.50%, 12/1/2039	1,239		1,365

Pool # AE1526, 4.50%, 9/1/2040	3,417		3,769

Pool # AE3095, 4.50%, 9/1/2040	1,560		1,720

Pool # AE0681, 4.50%, 12/1/2040	5,555		6,127

Pool # AL0038, 5.00%, 2/1/2041	5,756		6,475

Pool # AX5292, 5.00%, 1/1/2042	21,395		24,344

Pool # BM1065, 5.50%, 2/1/2042	9,134		10,499

Pool # AL2059, 4.00%, 6/1/2042	16,315		18,117

Pool # AB7575, 3.00%, 1/1/2043	4,675		4,894

Pool # AR6380, 3.00%, 2/1/2043	4,455		4,696

Pool # 890564, 3.00%, 6/1/2043	5,779		6,106

Pool # AT5907, 4.00%, 6/1/2043	9,836		10,930

Pool # AS0214, 3.50%, 8/1/2043	10,478		11,458

Pool # AL6848, 5.00%, 6/1/2044	2,476		2,751

Pool # BA2343, 4.00%, 9/1/2045	6,167		6,647

Pool # BA1210, 3.50%, 5/1/2046	1,810		1,913

Pool # BA7485, 3.50%, 6/1/2046	1,049		1,105

Pool # BC2969, 3.50%, 6/1/2046	1,005		1,063

Pool # BD1371, 3.50%, 6/1/2046	2,273		2,398

Pool # BA7492, 4.00%, 6/1/2046	1,663		1,780

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Mortgage-Backed Securities — continued

Pool # BC9368, 4.00%, 6/1/2046	5,414	5,794

Pool # BD1372, 4.00%, 6/1/2046	2,714	2,907

Pool # BD2956, 3.50%, 7/1/2046	8,953	9,445

Pool # BD5456, 3.50%, 8/1/2046	4,468	4,713

Pool # BM1169, 4.00%, 9/1/2046	16,861	18,714

Pool # BE0280, 3.50%, 10/1/2046	5,845	6,169

Pool # AS8335, 4.50%, 11/1/2046	12,726	13,907

Pool # BM1906, 4.00%, 5/1/2047	12,804	14,024

Pool # AS9811, 5.00%, 6/1/2047	6,091	6,770

Pool # BH7565, 4.00%, 8/1/2047	23,553	25,497

Pool # BM3500, 4.00%, 9/1/2047	11,346	12,278

Pool # CA0346, 4.50%, 9/1/2047	27,582	29,823

Pool # BH6687, 4.00%, 11/1/2047	8,307	8,811

Pool # BM3044, 4.00%, 11/1/2047	9,412	10,211

Pool # BE8347, 4.00%, 12/1/2047	4,732	5,013

Pool # BJ5254, 4.00%, 12/1/2047	11,585	12,341

Pool # BM3499, 4.00%, 12/1/2047	87,802	94,970

Pool # BJ5777, 4.50%, 12/1/2047	863	937

Pool # BH6689, 4.00%, 1/1/2048	11,435	12,098

Pool # BJ7311, 4.00%, 1/1/2048	47,250	51,017

Pool # BJ8238, 4.00%, 1/1/2048	15,642	16,902

Pool # BJ8265, 4.00%, 1/1/2048	10,914	11,617

Pool # BK1008, 4.00%, 1/1/2048	2,694	2,906

Pool # BJ4617, 4.00%, 2/1/2048	8,523	9,186

Pool # BJ5772, 4.00%, 2/1/2048	13,912	14,785

Pool # BK1581, 4.00%, 2/1/2048	1,744	1,857

Pool # FM0035, 3.50%, 3/1/2048	20,744	22,016

Pool # BJ5803, 4.00%, 3/1/2048	9,753	10,358

Pool # BK1963, 4.00%, 3/1/2048	6,409	6,939

Pool # BM3665, 4.00%, 3/1/2048	27,191	29,645

Pool # BJ5789, 4.50%, 3/1/2048	5,313	5,764

Pool # BE2789, 4.00%, 4/1/2048	6,476	6,872

Pool # CA1710, 4.50%, 5/1/2048	12,960	13,907

Pool # BK5943, 5.00%, 6/1/2048	6,952	7,618

Pool # BK4130, 4.50%, 7/1/2048	2,215	2,370

Pool # BK6562, 4.50%, 7/1/2048	8,890	9,642

Pool # BK6589, 4.50%, 7/1/2048	3,104	3,366

Pool # BN0133, 4.00%, 8/1/2048	13,247	14,025

Pool # BK9292, 5.00%, 8/1/2048	14,960	16,393

Pool # CA4662, 3.50%, 9/1/2048	9,941	10,653

Pool # BN1312, 4.00%, 9/1/2048	25,069	26,542

Pool # 890863, 5.00%, 9/1/2048	40,805	45,683

Pool # BN0234, 5.00%, 9/1/2048	8,982	9,832

Pool # MA3496, 4.50%, 10/1/2048	10,986	11,773

Pool # BN0861, 5.00%, 10/1/2048	3,922	4,396

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Pool # BK9556, 4.00%, 12/1/2048	10,152	10,859

Pool # BK1176, 5.00%, 1/1/2049	4,611	4,993

Pool # BK8748, 4.50%, 5/1/2049	32,030	34,593

Pool # BO2428, 3.50%, 7/1/2049	15,268	15,945

Pool # BO0592, 4.00%, 7/1/2049	4,454	4,785

FNMA, 30 Year Pool # CA2171, 4.00%, 8/1/2048	23,733	26,380

FNMA, Other

Pool # 465973, 3.59%, 10/1/2020	919	921

Pool # 466430, 3.37%, 11/1/2020	1,619	1,624

Pool # 468564, 4.06%, 7/1/2021	1,204	1,234

Pool # 469612, 3.66%, 12/1/2021	1,415	1,460

Pool # 470622, 2.75%, 3/1/2022	238	245

Pool # AM2285, 2.41%, 1/1/2023	3,469	3,577

Pool # AM2255, 2.51%, 1/1/2023	3,636	3,759

Pool # AM2452, 2.44%, 2/1/2023	6,814	7,041

Pool # AM2859, 2.65%, 3/1/2023	3,900	4,037

Pool # AL3876, 2.79%, 6/1/2023 (l)	3,626	3,776

Pool # AM4170, 3.51%, 8/1/2023	15,000	16,072

Pool # AM5032, 3.64%, 12/1/2023	4,655	5,016

Pool # AM5079, 3.45%, 1/1/2024	4,907	5,261

Pool # AM5473, 3.76%, 3/1/2024	5,300	5,778

Pool # AN2363, 2.23%, 4/1/2024	3,768	3,886

Pool # AM6795, 3.05%, 9/1/2024	10,781	11,520

Pool # AM7290, 2.97%, 12/1/2024	4,099	4,386

Pool # AL6260, 3.09%, 12/1/2024 (l)	1,097	1,139

Pool # AM7682, 2.84%, 1/1/2025	5,881	6,265

Pool # AM7795, 2.92%, 1/1/2025	9,986	10,674

Pool # AN1302, 2.93%, 1/1/2025	4,062	4,320

Pool # AM8090, 2.48%, 2/1/2025	9,478	9,937

Pool # AM8702, 2.73%, 4/1/2025	18,325	19,488

Pool # AM8674, 2.81%, 4/1/2025	18,640	19,897

Pool # AM8691, 2.64%, 6/1/2025	18,777	19,838

Pool # AM9942, 3.09%, 10/1/2025	11,000	11,855

Pool # AN0287, 2.95%, 11/1/2025	5,000	5,387

Pool # AN0707, 3.13%, 2/1/2026	8,588	9,335

Pool # AN1222, 2.78%, 4/1/2026	7,000	7,505

Pool # AN1413, 2.49%, 5/1/2026	9,877	10,423

Pool # AN1503, 2.62%, 5/1/2026	5,623	5,964

Pool # AN1221, 2.81%, 5/1/2026	4,000	4,299

Pool # AN1497, 2.61%, 6/1/2026	10,122	10,777

Pool # AN2193, 2.53%, 7/1/2026	5,821	6,150

Pool # AN2689, 2.20%, 10/1/2026	6,349	6,626

Pool # AN4000, 3.00%, 12/1/2026	2,344	2,547

Pool # AL6937, 3.92%, 12/1/2026 (l)	4,974	5,570

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	119

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Mortgage-Backed Securities — continued

Pool # AN4917, 3.13%, 3/1/2027	13,674	15,013

Pool # AM8854, 2.88%, 7/1/2027	11,707	12,688

Pool # AN6318, 3.18%, 8/1/2027	8,500	9,365

Pool # BL3525, 2.60%, 9/1/2027	11,679	12,384

Pool # BL0497, 3.84%, 10/1/2027	4,816	5,468

Pool # AN1449, 2.97%, 4/1/2028	6,684	7,301

Pool # AN9696, 3.50%, 6/1/2028	34,500	38,918

Pool # AN2005, 2.73%, 7/1/2028	10,620	11,470

Pool # 387807, 3.55%, 8/1/2028	11,451	12,999

Pool # 387845, 3.64%, 8/1/2028	5,190	5,878

Pool # AN2497, 2.60%, 9/1/2028	4,196	4,496

Pool # 387823, 3.56%, 9/1/2028	13,212	14,946

Pool # AN2956, 2.44%, 10/1/2028	7,112	7,540

Pool # AN3080, 2.61%, 11/1/2028	14,080	15,142

Pool # AN3685, 2.69%, 12/1/2028	15,076	16,273

Pool # AN4004, 3.27%, 12/1/2028	8,615	9,663

Pool # BL1040, 3.81%, 12/1/2028	16,000	18,561

Pool # BL0907, 3.88%, 12/1/2028	290	336

Pool # AN4154, 3.17%, 1/1/2029	16,836	18,765

Pool # AN4349, 3.35%, 1/1/2029	8,606	9,713

Pool # AN4344, 3.37%, 1/1/2029	17,195	19,328

Pool # BL1455, 3.75%, 1/1/2029	8,568	9,819

Pool # BL1351, 3.58%, 2/1/2029	43,655	49,570

Pool # BL1339, 3.66%, 2/1/2029	4,111	4,718

Pool # AN1872, 2.90%, 5/1/2029	3,780	4,084

Pool # AN5677, 3.25%, 6/1/2029	9,727	10,892

Pool # BL3509, 2.66%, 8/1/2029	22,452	24,236

Pool # BL3491, 2.84%, 8/1/2029	15,900	17,282

Pool # 387883, 3.78%, 8/1/2030	16,369	19,182

Pool # 387827, 3.80%, 8/1/2030	7,918	9,112

Pool # AN0198, 3.34%, 11/1/2030	4,052	4,610

Pool # BL0853, 3.97%, 1/1/2031	9,941	11,727

Pool # AN1676, 2.99%, 5/1/2031	3,657	4,080

Pool # AN1953, 3.01%, 6/1/2031	1,921	2,139

Pool # AN1683, 3.03%, 6/1/2031	5,000	5,603

Pool # AN2308, 2.87%, 8/1/2031	9,006	9,877

Pool # AN2625, 2.50%, 10/1/2031	12,273	13,108

Pool # BL3368, 2.84%, 11/1/2031	4,475	4,845

Pool # AN4118, 3.24%, 2/1/2032	9,190	10,490

Pool # AO7654, 3.50%, 5/1/2032	3,040	3,219

Pool # AO5230, 3.50%, 6/1/2032	2,110	2,234

Pool # AO7057, 3.50%, 6/1/2032	1,479	1,567

Pool # AO7746, 3.50%, 6/1/2032	132	140

Pool # AO8038, 3.50%, 7/1/2032	3,626	3,840

Pool # AP0645, 3.50%, 7/1/2032	3,290	3,483

INVESTMENTS	PRINCIPAL AMOUNT (000)		VALUE (000)

Pool # AP0682, 3.50%, 7/1/2032	3,784		4,006

Pool # AP1314, 3.50%, 8/1/2032	3,189		3,377

Pool # AQ1534, 3.50%, 10/1/2032	1,022		1,082

Pool # AQ1607, 3.50%, 11/1/2032	802		849

Pool # 650236, 5.00%, 12/1/2032	12		12

Pool # AR7961, 3.50%, 3/1/2033	959		1,016

Pool # BL3453, 3.16%, 8/1/2033	14,690		16,287

Pool # 868763, 6.50%, 4/1/2036	6		6

Pool # 886320, 6.50%, 7/1/2036	25		27

Pool # AO6757, 4.00%, 6/1/2042	3,797		4,095

Pool # MA1125, 4.00%, 7/1/2042	3,285		3,540

Pool # MA1213, 3.50%, 10/1/2042	12,428		13,230

Pool # MA1283, 3.50%, 12/1/2042	1,725		1,837

Pool # MA1328, 3.50%, 1/1/2043	5,983		6,370

Pool # MA1404, 3.50%, 4/1/2043	3,157		3,361

Pool # MA1462, 3.50%, 6/1/2043	1,793		1,915

Pool # MA1463, 3.50%, 6/1/2043	4,404		4,688

Pool # MA1510, 4.00%, 7/1/2043	3,640		3,925

Pool # MA1546, 3.50%, 8/1/2043	6,794		7,232

Pool # AU8840, 4.50%, 11/1/2043	2,320		2,557

Pool # AV2613, 4.50%, 11/1/2043	4,561		5,024

Pool # MA1711, 4.50%, 12/1/2043	3,379		3,724

Pool # AL6167, 3.50%, 1/1/2044	25,066		26,684

Pool # MA2346, 3.50%, 6/1/2045	957		1,011

Pool # MA2462, 4.00%, 11/1/2045	5,713		6,175

Pool # MA2482, 4.00%, 12/1/2045	5,781		6,250

Pool # MA2519, 4.00%, 1/1/2046	5,229		5,652

Pool # BC0784, 3.50%, 4/1/2046	857		906

Pool # MA2593, 4.00%, 4/1/2046	13,263		14,328

Pool # MA2631, 4.00%, 5/1/2046	15,295		16,647

Pool # MA2658, 3.50%, 6/1/2046	3,644		3,853

Pool # MA2690, 3.50%, 7/1/2046	8,370		8,849

Pool # BF0090, 3.50%, 5/1/2056	34,764		37,435

FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 3.00%, 4/25/2049 (m)	60,000		61,696

GNMA I, 15 Year Pool # 782933, 6.50%, 10/15/2023	39		41

GNMA I, 30 Year

Pool # 299559, 10.00%, 11/15/2020	—	(e)	—	(e)

Pool # 314497, 7.25%, 1/15/2022	9		9

Pool # 316247, 9.00%, 1/15/2022	3		3

Pool # 297656, 7.50%, 10/15/2022	3		3

Pool # 376855, 7.00%, 2/15/2024	14		14

Pool # 380930, 7.00%, 4/15/2024	—	(e)	—	(e)

Pool # 780029, 9.00%, 11/15/2024	1		1

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT (000)		VALUE (000)
Mortgage-Backed Securities — continued

Pool # 405529, 8.50%, 11/15/2025	—	(e)	—	(e)

Pool # 430999, 7.50%, 7/15/2026	10		10

Pool # 780481, 7.00%, 12/15/2026	3		3

Pool # 460982, 7.00%, 11/15/2027	2		2

Pool # 427295, 7.25%, 1/15/2028	12		12

Pool # 460759, 6.50%, 2/15/2028	42		46

Pool # 781118, 6.50%, 10/15/2029	36		42

Pool # 783867, 6.00%, 8/15/2036	3,482		4,002

Pool # AS4934, 4.50%, 5/15/2046	2,079		2,321

Pool # AT7538, 4.00%, 7/15/2046	9,580		10,307

Pool # AT7652, 4.00%, 8/15/2046	5,912		6,355

Pool # BM1819, 5.00%, 4/15/2049	9,320		10,493

GNMA II, 30 Year

Pool # 2056, 7.50%, 8/20/2025	2		2

Pool # 2270, 8.00%, 8/20/2026	2		2

Pool # 2285, 8.00%, 9/20/2026	22		25

Pool # 2379, 8.00%, 2/20/2027	1		1

Pool # 2397, 8.00%, 3/20/2027	1		1

Pool # 2445, 8.00%, 6/20/2027	9		10

Pool # 2457, 7.50%, 7/20/2027	23		26

Pool # 2538, 8.00%, 1/20/2028	4		4

Pool # 2581, 8.00%, 4/20/2028	1		1

Pool # 2606, 8.00%, 6/20/2028	1		1

Pool # 2619, 8.00%, 7/20/2028	2		2

Pool # 2633, 8.00%, 8/20/2028	5		5

Pool # 2714, 6.50%, 2/20/2029	4		5

Pool # 4901, 8.00%, 9/20/2031	262		309

Pool # 5020, 7.50%, 5/20/2032	135		155

Pool # 738210, 7.00%, 6/20/2032	258		294

Pool # 738062, 6.00%, 11/20/2032	416		459

Pool # 738059, 6.00%, 10/20/2033	150		164

Pool # 738049, 6.00%, 3/20/2035	470		520

Pool # 737987, 6.00%, 4/20/2036	512		568

Pool # 737975, 6.00%, 9/20/2036	69		76

Pool # 5034, 7.00%, 8/20/2038	123		141

Pool # 4245, 6.00%, 9/20/2038	104		120

Pool # 4930, 7.00%, 10/20/2038	446		541

Pool # 4964, 7.00%, 12/20/2038	80		88

Pool # 4872, 7.00%, 1/20/2039	421		491

Pool # 5072, 6.50%, 10/20/2039	129		146

Pool # 5218, 6.50%, 10/20/2039	201		232

Pool # AS8103, 3.50%, 6/20/2046	2,006		2,122

Pool # AS8104, 3.75%, 6/20/2046	1,749		1,844

Pool # AS8105, 4.00%, 6/20/2046	1,279		1,391

Pool # AS8106, 3.50%, 7/20/2046	2,774		2,916

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Pool # AS8107, 3.75%, 7/20/2046	3,332	3,546

Pool # AY0571, 4.50%, 11/20/2047	10,210	10,847

Pool # BB8791, 4.00%, 12/20/2047	9,070	9,809

Pool # BD6195, 4.00%, 1/20/2048	17,163	17,964

Pool # BE9507, 4.50%, 3/20/2048	4,438	4,758

Pool # BG2382, 4.50%, 3/20/2048	3,169	3,386

Pool # BA7568, 4.50%, 4/20/2048	22,441	24,040

Pool # BD0512, 5.00%, 4/20/2048	12,414	13,269

Pool # BD0532, 5.00%, 6/20/2048	14,169	15,158

Pool # BG3833, 4.50%, 7/20/2048	33,357	35,733

Pool # BD0549, 5.00%, 8/20/2048	13,808	14,767

Pool # BH9109, 4.50%, 10/20/2048	16,956	18,086

Pool # BJ7085, 5.00%, 12/20/2048	19,347	21,127

Pool # BK7188, 4.50%, 2/20/2049	12,492	13,445

Pool # BK7189, 5.00%, 2/20/2049	11,316	12,264

Pool # BN2622, 4.00%, 6/20/2049	12,997	13,749

Pool # BM9677, 4.50%, 6/20/2049	19,132	20,651

Pool # BM9683, 5.00%, 6/20/2049	18,033	19,649

Pool # BJ1310, 4.50%, 7/20/2049	10,519	11,474

Pool # BO2717, 4.50%, 7/20/2049	11,592	12,724

Pool # BO3146, 4.50%, 7/20/2049	4,383	4,799

Pool # BO3147, 4.50%, 7/20/2049	5,167	5,629

Pool # BO3157, 4.50%, 7/20/2049	4,205	4,598

Pool # BO3158, 4.50%, 7/20/2049	3,981	4,315

Pool # BO3159, 4.50%, 7/20/2049	2,554	2,711

Pool # BM9690, 5.00%, 7/20/2049	6,842	7,464

Pool # BM9701, 4.50%, 8/20/2049	37,709	40,031

Total Mortgage-Backed Securities (Cost $2,581,900)		2,694,473

Asset-Backed Securities — 15.3%

ACC Trust

Series 2019-1, Class A, 3.75%, 5/20/2022 (a)	7,260	7,314

Series 2019-2, Class B, 3.63%, 8/21/2023 (a)	10,566	10,718

Air Canada Pass-Through Trust (Canada)

Series 2013-1, Class A, 4.13%, 5/15/2025 (a) (b)	4,380	4,769

Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	3,392	3,659

Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	914	1,018

Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	2,044	2,209

Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	1,110	1,180

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	121

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Asset-Backed Securities — continued

Ally Auto Receivables Trust

Series 2017-3, Class C, 2.37%, 10/17/2022	4,038	4,060

Series 2018-2, Class A3, 2.92%, 11/15/2022	23,480	23,715

American Airlines Pass-Through Trust

Series 2014-1, Class A, 3.70%, 10/1/2026	182	197

Series 2015-1, Class A, 3.38%, 5/1/2027	3,421	3,669

Series 2016-2, Class AA, 3.20%, 6/15/2028	855	918

Series 2016-2, Class A, 3.65%, 6/15/2028	901	975

Series 2016-3, Class AA, 3.00%, 10/15/2028	2,187	2,323

Series 2017-1, Class AA, 3.65%, 2/15/2029	2,180	2,397

American Credit Acceptance Receivables Trust

Series 2016-3, Class C, 4.26%, 8/12/2022 (a)	3,474	3,482

Series 2017-2, Class C, 2.86%, 6/12/2023 (a)	809	810

Series 2017-2, Class D, 3.69%, 6/12/2023 (a)	7,321	7,392

American Homes 4 Rent Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	1,250	1,381

American Homes 4 Rent Trust

Series 2014-SFR3, Class D, 5.04%, 12/17/2036 ‡ (a)	5,000	5,454

Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (a)	17,745	19,871

Series 2015-SFR2, Class D, 5.04%, 10/17/2052 ‡ (a)	2,250	2,478

Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡ (a)	18,630	20,991

AmeriCredit Automobile Receivables Trust

Series 2016-3, Class B, 1.80%, 10/8/2021	68	68

Series 2017-2, Class D, 3.42%, 4/18/2023	11,300	11,584

Series 2017-4, Class D, 3.08%, 12/18/2023	20,124	20,721

AMSR Trust

Series 2019-SFR1, Class F, 3.87%, 1/19/2039 ‡ (a) (l)	19,690	19,981

INVESTMENTS	PRINCIPAL AMOUNT (000)		VALUE (000)

Series 2019-SFR1, Class G, 4.86%, 1/19/2039 ‡ (a) (l)	7,875		8,093

Series 2019-SFR1, Class H, 6.04%, 1/19/2039 ‡ (a) (l)	7,875		8,084

Aqua Finance Trust

Series 2017-A, Class A, 3.72%, 11/15/2035 (a)	5,340		5,451

Series 2019-A, Class B, 3.47%, 7/16/2040 ‡ (a)	19,000		19,785

B2R Mortgage Trust Series 2016-1, Class A, 2.57%, 6/15/2049 (a)	2,536		2,546

BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 7/25/2028 ‡	—	(e)	—	(e)

Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 4.63%, 6/25/2043 ‡ (l)	202		205

BMW Vehicle Lease Trust Series 2017-2, Class A3, 2.07%, 10/20/2020	75		75

BMW Vehicle Owner Trust Series 2018-A, Class A3, 2.35%, 4/25/2022	11,299		11,355

British Airways Pass-Through Trust (United Kingdom)

Series 2013-1, Class A, 4.63%, 6/20/2024 (a) (b)	1,788		1,919

Series 2019-1, Class A, 3.35%, 6/15/2029 (a)	1,560		1,661

Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	744		826

Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	2,215		2,467

Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	565		615

Business Jet Securities LLC

Series 2018-1, Class A, 4.34%, 2/15/2033 (a)	10,380		10,591

Series 2018-1, Class C, 7.75%, 2/15/2033 (a)	1,003		1,046

Series 2018-2, Class A, 4.45%, 6/15/2033 (a)	12,995		13,344

Series 2018-2, Class C, 6.66%, 6/15/2033 (a)	3,120		3,189

Series 2019-1, Class C, 6.95%, 7/15/2034 ‡ (a)	12,832		13,128

BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027 (a)	128		128

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Asset-Backed Securities — continued

Camillo Issuer LLC

Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	9,550	9,530

Series 2017-SFR1, Class A, 5.50%, 6/5/2027 ‡ (a)	21,333	21,333

Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (a)	19,553	19,553

Capital Auto Receivables Asset Trust Series 2018-1, Class A3, 2.79%, 1/20/2022 (a)	12,437	12,476

CarMax Auto Owner Trust

Series 2018-2, Class A2, 2.73%, 8/16/2021	1,894	1,896

Series 2017-1, Class C, 2.84%, 10/17/2022	3,011	3,052

Series 2017-1, Class D, 3.43%, 7/17/2023	4,929	5,016

Series 2018-1, Class D, 3.37%, 7/15/2024	2,732	2,806

Carnow Auto Receivables Trust

Series 2017-1A, Class B, 4.35%, 9/15/2022 (a)	6,685	6,728

Series 2018-1A, Class C, 5.21%, 9/15/2023 (a)	5,960	6,139

CARS-DB4 LP

Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	4,750	5,013

Series 2020-1A, Class B2, 4.52%, 2/15/2050 ‡ (a)	1,750	1,759

Series 2020-1A, Class B3, 4.95%, 2/15/2050 ‡ (a)	3,500	3,610

Carvana Auto Receivables Trust

Series 2019-1A, Class C, 3.50%, 2/15/2024 (a)	9,980	10,317

Series 2019-1A, Class D, 3.88%, 10/15/2024 (a)	7,500	7,841

Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	13,000	13,506

Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	5,000	5,146

Centex Home Equity Loan Trust Series 2001-B, Class A6, 6.36%, 7/25/2032 ‡	41	42

CIG Auto Receivables Trust Series 2017-1A, Class C, 5.33%, 12/16/2024 (a)	2,000	2,016

Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	1,372	2,041

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-UP1, Class A, 3.95%, 4/25/2032 ‡ (a) (j)	8	8

Colony American Finance Ltd. (Cayman Islands)

Series 2016-1, Class A, 2.54%, 6/15/2048 (a)	497	498

Series 2016-2, Class A, 2.55%, 11/15/2048 (a)	6,142	6,178

Consumer Loan Underlying Bond Credit Trust Series 2018-NP1, Class C, 4.74%, 5/15/2024 ‡ (a)	5,481	5,501

Continental Airlines Pass-Through Trust Series 2012-1, Class A, 4.15%, 4/11/2024	136	147

Continental Credit Card Series 2017-1A, Class A, 4.29%, 1/15/2024 (a)	117	118

COOF Securitization Trust Ltd. Series 2014-1, Class A, IO, 3.12%, 6/25/2040 ‡ (a) (l)	4,213	387

CPS Auto Receivables Trust

Series 2017-B, Class C, 2.92%, 2/15/2022 (a)	1,603	1,607

Series 2016-C, Class C, 3.27%, 6/15/2022 (a)	1,477	1,478

Series 2018-B, Class C, 3.58%, 3/15/2023 (a)	13,003	13,211

Series 2017-B, Class D, 3.95%, 3/15/2023 (a)	6,975	7,091

Series 2018-A, Class D, 3.66%, 12/15/2023 (a)	2,161	2,222

Series 2018-D, Class D, 4.34%, 9/16/2024 (a)	2,303	2,399

CPS Auto Trust

Series 2017-A, Class C, 3.31%, 12/15/2022 (a)	932	935

Series 2017-A, Class D, 4.61%, 12/15/2022 (a)	840	861

Credit Acceptance Auto Loan Trust

Series 2017-1A, Class B, 3.04%, 12/15/2025 (a)	999	1,002

Series 2017-1A, Class C, 3.48%, 2/17/2026 (a)	1,460	1,466

Series 2017-3A, Class A, 2.65%, 6/15/2026 (a)	19,220	19,283

Series 2017-2A, Class C, 3.35%, 6/15/2026 (a)	1,621	1,640

Series 2018-1A, Class B, 3.60%, 4/15/2027 (a)	40,547	41,593

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	123

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Asset-Backed Securities — continued

Series 2018-2A, Class B, 3.94%, 7/15/2027 (a)	20,950	21,681

Series 2018-3A, Class C, 4.04%, 12/15/2027 (a)	11,249	11,777

Series 2019-3A, Class C, 3.06%, 3/15/2029 (a)	10,500	10,853

Series 2020-1A, Class C, 2.59%, 6/15/2029 (a)	12,985	13,159

Currency Capital Funding Trust

Series 2018-1A, Class B, 7.16%, 3/17/2026 ‡ (a) (l)	7,960	7,923

Series 2018-1A, Class B2, 7.16%, 3/17/2026 ‡ (a) (l)	132	132

CWABS, Inc. Asset-Backed Certificates

Series 2004-1, Class M1, 2.38%, 3/25/2034 ‡ (l)	105	105

Series 2004-1, Class M2, 2.45%, 3/25/2034 ‡ (l)	30	30

Series 2004-1, Class 3A, 2.19%, 4/25/2034 ‡ (l)	297	284

CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 2.53%, 10/25/2034 (l)	255	247

Delta Air Lines Pass-Through Trust

Series 2012-1, Class A, 4.75%, 5/7/2020	102	103

Series 2007-1, Class A, 6.82%, 8/10/2022	1,380	1,512

Series 2019-1, Class AA, 3.20%, 4/25/2024	6,270	6,659

Series 2015-1, Class AA, 3.63%, 7/30/2027	3,425	3,787

Diamond Resorts Owner Trust

Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (a)	1,236	1,272

Series 2018-1, Class D, 5.90%, 1/21/2031 ‡ (a)	1,421	1,475

Dominion Financial Services 2 LLC Series 2018-1, Class A, 5.35%, 9/15/2022 ‡ (a) (j)	33,800	33,800

Drive Auto Receivables Trust

Series 2017-3, Class C, 2.80%, 7/15/2022	833	833

Series 2017-BA, Class D, 3.72%, 10/17/2022 (a)	2,976	2,988

Series 2017-1, Class D, 3.84%, 3/15/2023	7,167	7,257

Series 2017-3, Class D, 3.53%, 12/15/2023 (a)	22,000	22,244

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Series 2016-CA, Class D, 4.18%, 3/15/2024 (a)	4,921	4,999

Series 2017-AA, Class D, 4.16%, 5/15/2024 (a)	3,059	3,108

Series 2017-BA, Class E, 5.30%, 7/15/2024 (a)	15,290	15,730

Series 2018-2, Class D, 4.14%, 8/15/2024	32,890	33,939

Series 2018-3, Class D, 4.30%, 9/16/2024	14,563	15,054

Series 2019-4, Class D, 2.70%, 2/16/2027	10,500	10,689

DT Auto Owner Trust

Series 2016-4A, Class D, 3.77%, 10/17/2022 (a)	1,335	1,342

Series 2017-1A, Class D, 3.55%, 11/15/2022 (a)	2,256	2,271

Series 2016-3A, Class D, 4.52%, 6/15/2023 (a)	9,179	9,204

Series 2017-4A, Class D, 3.47%, 7/17/2023 (a)	7,429	7,488

Series 2018-1A, Class C, 3.47%, 12/15/2023 (a)	6,712	6,742

Series 2018-1A, Class D, 3.81%, 12/15/2023 (a)	6,053	6,173

Series 2017-2A, Class E, 6.03%, 1/15/2024 (a)	8,750	9,148

Series 2017-1A, Class E, 5.79%, 2/15/2024 (a)	14,000	14,493

Series 2017-3A, Class E, 5.60%, 8/15/2024 (a)	8,295	8,680

Series 2019-2A, Class D, 3.48%, 2/18/2025 (a)	19,000	19,563

E3 (Cayman Islands)

Series 2019-1, Class A, 3.10%, 9/20/2055 (a)	10,714	11,135

Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (a)	8,085	8,006

Elara HGV Timeshare Issuer LLC Series 2017-A, Class A, 2.69%, 3/25/2030 (a)	13,443	13,773

Exeter Automobile Receivables Trust

Series 2016-1A, Class C, 5.52%, 10/15/2021 (a)	22	22

Series 2017-2A, Class B, 2.82%, 5/16/2022 (a)	965	967

Series 2017-1A, Class C, 3.95%, 12/15/2022 (a)	1,800	1,818

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Asset-Backed Securities — continued

Series 2017-2A, Class C, 3.93%, 4/17/2023 (a)	9,065	9,200

Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)	8,221	8,441

Series 2016-3A, Class D, 6.40%, 7/17/2023 (a)	9,400	9,829

Series 2018-1A, Class D, 3.53%, 11/15/2023 (a)	14,215	14,585

Series 2017-2A, Class D, 6.39%, 2/15/2024 (a)	8,000	8,400

Series 2018-3A, Class D, 4.35%, 6/17/2024 (a)	22,280	23,241

Series 2018-4A, Class D, 4.35%, 9/16/2024 (a)	21,800	22,839

Series 2018-2A, Class E, 5.33%, 5/15/2025 (a)	7,000	7,486

Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	14,185	14,349

Fifth Third Auto Trust Series 2019-1, Class A3, 2.64%, 12/15/2023	7,280	7,431

First Investors Auto Owner Trust

Series 2016-2A, Class B, 2.21%, 7/15/2022 (a)	2,457	2,458

Series 2016-2A, Class C, 2.53%, 7/15/2022 (a)	5,000	5,018

Series 2016-2A, Class D, 3.35%, 11/15/2022 (a)	3,500	3,550

Series 2017-3A, Class B, 2.72%, 4/17/2023 (a)	3,454	3,486

Series 2017-3A, Class C, 3.00%, 1/16/2024 (a)	5,458	5,548

Series 2017-3A, Class D, 3.44%, 3/15/2024 (a)	5,096	5,249

Series 2017-3A, Class E, 4.92%, 8/15/2024 (a)	1,300	1,373

Flagship Credit Auto Trust

Series 2016-2, Class C, 6.22%, 9/15/2022 (a)	6,000	6,156

Series 2017-4, Class B, 2.66%, 10/17/2022 (a)	5,872	5,908

Series 2015-3, Class D, 7.12%, 11/15/2022 (a)	6,695	6,833

Series 2017-1, Class B, 2.83%, 3/15/2023 (a)	470	470

Series 2017-1, Class C, 3.22%, 5/15/2023 (a)	2,704	2,724

Series 2017-1, Class D, 4.23%, 5/15/2023 (a)	1,313	1,358

Series 2017-R, 8.24%, 10/18/2023 ‡	10,701	10,743

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Series 2017-4, Class C, 2.92%, 11/15/2023 (a)	5,720	5,820

Series 2017-1, Class E, 6.46%, 12/15/2023 (a)	3,500	3,703

Series 2017-4, Class D, 3.58%, 1/15/2024 (a)	2,630	2,720

Series 2017-2, Class E, 5.55%, 7/15/2024 (a)	3,630	3,818

Series 2019-2, Class C, 3.09%, 5/15/2025 (a)	8,250	8,516

Series 2019-2, Class D, 3.53%, 5/15/2025 (a)	9,500	9,950

Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	5,000	5,236

FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	99,426	107,645

FREED ABS Trust

Series 2018-2, Class A, 3.99%, 10/20/2025 (a)	3,672	3,705

Series 2019-1, Class B, 3.87%, 6/18/2026 ‡ (a)	25,105	25,617

GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class A6, 6.70%, 4/25/2029 ‡ (l)	321	339

GLS Auto Receivables Trust

Series 2016-1A, Class C, 6.90%, 10/15/2021 (a)	2,257	2,285

Series 2018-1A, Class A, 2.82%, 7/15/2022 (a)	1,028	1,033

Series 2017-1A, Class D, 5.50%, 6/17/2024 (a)	4,000	4,119

GM Financial Automobile Leasing Trust Series 2018-1, Class A3, 2.61%, 1/20/2021	3,718	3,722

GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3, 2.81%, 12/16/2022	19,830	20,042

GMAT Trust

Series 2013-1A, Class M, 5.00%, 11/25/2043 ‡ (a) (l)	5,000	3,501

Series 2013-1A, Class A, 6.97%, 11/25/2043 ‡ (a) (j)	3	3

Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (a)	1,495	1,502

Goodgreen (Cayman Islands) Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (l)	8,729	9,372

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	125

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Asset-Backed Securities — continued

Goodgreen Trust

Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	1,523	1,616

Series 2016-1A, Class B, 5.24%, 10/15/2052 ‡ (a)	1,151	1,262

Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	9,888	10,321

HERO Funding (Cayman Islands)

Series 2017-3A, Class A1, 3.19%, 9/20/2048 (a)	5,659	5,819

Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	4,660	4,903

HERO Funding II (Cayman Islands)

Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (a)	623	634

Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	4,962	5,085

HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 (a)	6,562	6,989

HERO Funding Trust (Cayman Islands)

Series 2015-3A, Class A, 4.28%, 9/20/2041 (a)	3,680	3,902

Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	1,642	1,695

Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	4,840	5,201

Series 2017-2A, Class A2, 4.07%, 9/20/2048 (a)	5,445	5,727

HERO Residual Funding (Cayman Islands) Series 2016-1R, Class A1, 4.50%, 9/21/2042 (a)	2,918	2,904

Hertz Fleet Lease Funding LP Series 2018-1, Class A2, 3.23%, 5/10/2032 (a)	5,489	5,531

Hertz Vehicle Financing II LP

Series 2018-1A, Class A, 3.29%, 2/25/2024 (a)	12,344	12,914

Series 2019-3A, Class B, 3.03%, 12/26/2025 (a)	22,245	22,794

Home Partners of America Trust Series 2019-2, Class E, 3.32%, 10/19/2039 ‡ (a)	10,065	10,109

Honda Auto Receivables Owner Trust Series 2018-2, Class A3, 3.01%, 5/18/2022	14,823	15,004

Hyundai Auto Receivables Trust Series 2018-A, Class A3, 2.79%, 7/15/2022	8,105	8,168

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Kabbage Funding LLC

Series 2019-1, Class C, 4.61%, 3/15/2024 ‡ (a)	24,027	24,360

Series 2019-1, Class D, 5.69%, 3/15/2024 ‡ (a)	18,327	18,589

KGS-Alpha SBA COOF Trust

Series 2012-4, Class A, IO, 0.98%, 9/25/2037 ‡ (a) (l)	8,638	219

Series 2012-2, Class A, IO, 0.76%, 8/25/2038 ‡ (a) (l)	6,456	133

Series 2013-2, Class A, IO, 2.13%, 3/25/2039 ‡ (a) (l)	6,210	265

Lending Point Asset Securitization Trust Series 2020-1, Class C, 4.14%, 2/10/2026 (a)	4,500	4,536

Lendingpoint Asset Securitization Trust Series 2019-2, Class B, 3.73%, 11/10/2025 ‡ (a)	6,284	6,341

Lendingpoint Funding Trust Series 2018-1, Class A2, 5.66%, 11/15/2024 ‡ (a) (l)	14,200	14,200

Lendmark Funding Trust

Series 2018-1A, Class D, 6.25%, 12/21/2026 ‡ (a)	7,750	8,075

Series 2018-2A, Class D, 6.78%, 4/20/2027 (a)	8,970	9,561

Long Beach Mortgage Loan Trust Series 2004-1, Class M3, 2.68%, 2/25/2034 ‡ (l)	51	51

LP LMS Asset Securitization Trust Series 2020-1A, Class B, 5.24%, 2/10/2026 (a)	2,942	2,942

LV Tower 52 Issuer

Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (a)	8,685	8,716

Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (a)	10,247	10,284

Mariner Finance Issuance Trust Series 2018-AA, Class D, 6.57%, 11/20/2030 (a)	10,000	10,526

Marlette Funding Trust

Series 2018-1A, Class C, 3.69%, 3/15/2028 (a)	4,250	4,299

Series 2018-2A, Class A, 3.06%, 7/17/2028 (a)	308	309

Series 2020-1A, Class B, 2.38%, 3/15/2030 (a)	17,500	17,723

Mercedes-Benz Auto Lease Trust Series 2018-A, Class A3, 2.41%, 2/16/2021	1,911	1,913

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Asset-Backed Securities — continued

Mid-State Capital Corp. Trust

Series 2005-1, Class A, 5.75%, 1/15/2040	105	115

Series 2005-1, Class M1, 6.11%, 1/15/2040 ‡	2,491	2,747

Series 2006-1, Class A, 5.79%, 10/15/2040 (a)	1,354	1,513

Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (a)	1,643	1,851

Series 2006-1, Class M2, 6.74%, 10/15/2040 ‡ (a)	656	755

Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 3.88%, 3/25/2033 ‡ (l)	242	234

MVW Owner Trust

Series 2019-1A, Class B, 3.00%, 11/20/2036 ‡ (a)	15,648	16,160

Series 2019-1A, Class C, 3.33%, 11/20/2036 ‡ (a)	6,606	6,853

New Century Home Equity Loan Trust

Series 2003-5, Class AI6, 5.06%, 11/25/2033 ‡ (j)	385	399

Series 2005-1, Class M1, 2.30%, 3/25/2035 ‡ (l)	436	436

Nissan Auto Receivables Owner Trust Series 2017-C, Class A3, 2.12%, 4/18/2022	6,772	6,801

OL SP LLC

Series 2018, Class A, 4.16%, 2/9/2030	3,850	3,968

Series 2018, Class C, 4.25%, 2/9/2030 ‡	1,043	1,041

Series 2018, Class B, 4.61%, 2/9/2030 ‡	1,203	1,240

OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (a)	7,250	7,273

OneMain Direct Auto Receivables Trust

Series 2017-2A, Class D, 3.42%, 10/15/2024 (a)	7,062	7,116

Series 2018-1A, Class C, 3.85%, 10/14/2025 (a)	15,882	16,451

OneMain Financial Issuance Trust

Series 2016-1A, Class A, 3.66%, 2/20/2029 (a)	262	263

Series 2016-1A, Class B, 4.57%, 2/20/2029 ‡ (a)	4,000	4,023

Series 2016-1A, Class C, 6.00%, 2/20/2029 (a)	7,400	7,539

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Series 2019-1A, Class E, 5.69%, 2/14/2031 ‡ (a)	16,475	17,446

Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 6/8/2023 (a)	3,915	3,921

Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024 (a)	10,408	10,541

Oportun Funding XIII LLC Series 2019-A, Class B, 3.87%, 8/8/2025 ‡ (a)	13,725	14,029

Orange Lake Timeshare Trust Series 2019-A, Class D, 4.93%, 4/9/2038 ‡ (a)	5,963	6,200

Prestige Auto Receivables Trust Series 2016-2A, Class D, 3.91%, 11/15/2022 (a)	4,452	4,517

Pretium Mortgage Credit Partners I LLC Series 2019-CFL1, Class A2, 4.95%, 1/25/2059 ‡ (a) (j)	7,255	7,313

Progress Residential Trust

Series 2015-SFR3, Class D, 4.67%, 11/12/2032 ‡ (a)	3,154	3,159

Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (a)	5,580	5,583

Series 2017-SFR2, Class D, 3.60%, 12/17/2034 ‡ (a)	1,529	1,546

Series 2017-SFR2, Class E, 4.14%, 12/17/2034 ‡ (a)	7,851	7,968

Series 2017-SFR2, Class F, 4.84%, 12/17/2034 ‡ (a)	4,133	4,199

Series 2018-SFR1, Class F, 4.78%, 3/17/2035 ‡ (a)	3,655	3,724

Series 2018-SFR3, Class E, 4.87%, 10/17/2035 ‡ (a)	10,490	10,919

Series 2019-SFR4, Class E, 3.44%, 10/17/2036 ‡ (a)	8,180	8,344

Prosper Marketplace Issuance Trust Series 2019-2A, Class A, 3.20%, 9/15/2025 (a)	14,315	14,386

Purchasing Power Funding LLC Series 2018-A, Class D, 4.66%, 8/15/2022 ‡ (a)	6,610	6,613

Renew (Cayman Islands)

Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	1,943	2,053

Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	2,655	2,683

Series 2017-2A, Class A, 3.22%, 9/22/2053 (a)	22,392	23,510

Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041 ‡ (a)	6,056	6,056

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	127

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Asset-Backed Securities — continued

Santander Drive Auto Receivables Trust

Series 2017-1, Class C, 2.58%, 5/16/2022	2,296	2,300

Series 2017-1, Class D, 3.17%, 4/17/2023	10,148	10,278

Series 2018-1, Class D, 3.32%, 3/15/2024	13,804	14,177

Series 2019-1, Class C, 3.42%, 4/15/2025	9,150	9,328

Series 2019-2, Class D, 3.22%, 7/15/2025	28,260	29,004

Santander Prime Auto Issuance Notes Trust Series 2018-A, Class E, 5.04%, 9/15/2025 (a)	4,402	4,502

Santander Retail Auto Lease Trust

Series 2018-A, Class A3, 2.93%, 5/20/2021 (a)	8,981	9,008

Series 2018-A, Class D, 3.75%, 12/20/2022 (a)	34,310	34,769

Santander Revolving Auto Loan Trust

Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	32,715	33,874

Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	10,750	11,109

Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	7,500	7,736

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.28%, 1/25/2036 ‡ (j)	186	173

Sierra Timeshare Receivables Funding LLC Series 2019-1A, Class D, 4.75%, 1/20/2036 ‡ (a)	5,988	6,103

SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (a)	249	250

SoFi Professional Loan Program LLC Series 2018-A, Class A2A, 2.39%, 2/25/2042 (a)	625	627

Soundview Home Loan Trust Series 2007-OPT1, Class 2A1, 1.71%, 6/25/2037 ‡ (l)	1,071	803

Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	741	796

Springleaf Funding Trust

Series 2015-BA, Class B, 3.80%, 5/15/2028 ‡ (a)	11,450	11,740

Series 2016-AA, Class C, 4.72%, 11/15/2029 (a)	14,000	14,118

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Spruce ABS Trust Series 2016-E1, Class B, 6.90%, 6/15/2028 ‡ (a)	9,290	9,833

Tidewater Auto Receivables Trust Series 2018-AA, Class D, 4.30%, 11/15/2024 (a)	2,214	2,279

Tricolor Auto Securitization Trust

Series 2018-1A, Class A, 5.05%, 12/15/2020 (a)	3,665	3,679

Series 2018-1A, Class B, 7.30%, 2/16/2021 (a)	8,600	8,687

Series 2018-2A, Class D, 7.98%, 8/15/2022 (a)	15,025	15,322

Tricon American Homes Trust

Series 2016-SFR1, Class C, 3.49%, 11/17/2033 ‡ (a)	3,083	3,114

Series 2019-SFR1, Class F, 3.75%, 3/17/2038 ‡ (a)	7,000	7,133

UAL Pass-Through Trust Series 2007-1, 6.64%, 7/2/2022	805	867

United Airlines Pass-Through Trust

Series 2013-1, Class A, 4.30%, 8/15/2025	509	558

Series 2014-1, Class A, 4.00%, 4/11/2026	2,811	3,079

Series 2014-2, Class A, 3.75%, 9/3/2026	447	489

Series 2016-1, Class AA, 3.10%, 7/7/2028	1,181	1,265

Series 2016-1, Class A, 3.45%, 7/7/2028 (b)	302	325

Series 2016-2, Class AA, 2.88%, 10/7/2028	1,610	1,697

Series 2018-1, Class AA, 3.50%, 3/1/2030	16,790	18,249

Series 2018-1, Class A, 3.70%, 3/1/2030	1,204	1,289

Series 2019-1, Class AA, 4.15%, 8/25/2031	1,493	1,689

Series 2019-1, Class A, 4.55%, 8/25/2031	1,779	2,042

Series 2019-2, Class AA, 2.70%, 5/1/2032	1,861	1,991

US Airways Pass-Through Trust

Series 2012-1, Class A, 5.90%, 10/1/2024	1,714	1,938

Series 2013-1, Class A, 3.95%, 11/15/2025	2,609	2,818

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Asset-Backed Securities — continued

US Auto Funding LLC

Series 2019-1A, Class C, 5.34%, 3/15/2023 (a)	5,000	5,136

Series 2018-1A, Class B, 7.50%, 7/15/2023 (a)	2,851	2,964

USASF Receivables LLC Series 2017-1, Class B, 7.63%, 9/15/2030 (a)	1,196	1,200

Vericrest Opportunity Loan Trust Series 2020-NPL2, Class A1B, 3.67%, 2/25/2050 ‡ (a) (j)	12,000	12,164

Verizon Owner Trust

Series 2017-2A, Class A, 1.92%, 12/20/2021 (a)	3,633	3,635

Series 2018-1A, Class A1A, 2.82%, 9/20/2022 (a)	31,246	31,492

Series 2019-A, Class A1A, 2.93%, 9/20/2023	8,965	9,178

Veros Automobile Receivables Trust

Series 2017-1, Class B, 3.98%, 4/17/2023 (a)	6,267	6,270

Series 2018-1, Class D, 5.74%, 8/15/2025 (a)	6,700	6,885

VM DEBT TRUST Series 2019-1, 9.50%, 5/31/2024	55,000	55,000

VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047 ‡ (a) (j)	7,709	7,724

VOLT LXXXIII LLC Series 2019-NPL9, Class A1B, 4.09%, 11/26/2049 ‡ (a) (j)	16,620	16,819

VOLT LXXXV LLC Series 2020-NPL1, Class A1B, 3.72%, 1/25/2050 ‡ (a) (j)	10,400	10,500

VOLT LXXXVII LLC Series 2020-NPL3, Class A1B, 3.67%, 2/25/2050 (a) (j)	17,560	17,719

Westgate Resorts LLC

Series 2018-1A, Class A, 3.38%, 12/20/2031 (a)	8,703	8,854

Series 2018-1A, Class B, 3.58%, 12/20/2031 ‡ (a)	6,522	6,634

Westlake Automobile Receivables Trust

Series 2017-1A, Class D, 3.46%, 10/17/2022 (a)	2,402	2,415

Series 2018-1A, Class D, 3.41%, 5/15/2023 (a)	3,150	3,190

Series 2017-1A, Class E, 5.05%, 8/15/2024 (a)	4,750	4,818

World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	16,200	16,782

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	40,000	40,502

World Omni Automobile Lease Securitization Trust

Series 2018-A, Class A3, 2.83%, 7/15/2021	9,739	9,767

Series 2018-A, Class A4, 2.94%, 5/15/2023	6,825	6,878

Total Asset-Backed Securities (Cost $2,338,773)		2,397,747

U.S. Treasury Obligations — 15.3%

U.S. Treasury Bonds

7.88%, 2/15/2021	2,625	2,791

8.13%, 5/15/2021	13,600	14,746

8.13%, 8/15/2021	10,000	11,023

8.00%, 11/15/2021	7,920	8,858

5.50%, 8/15/2028	51,594	70,013

5.25%, 2/15/2029	2,500	3,383

4.50%, 2/15/2036	9,615	14,001

5.00%, 5/15/2037	18,415	28,723

4.38%, 2/15/2038	3,500	5,166

4.50%, 5/15/2038	3,890	5,831

3.50%, 2/15/2039	85	114

4.50%, 8/15/2039	20,320	30,821

4.38%, 5/15/2040	8,674	13,040

4.75%, 2/15/2041	52,270	82,589

4.38%, 5/15/2041	37,318	56,469

2.75%, 8/15/2042	9,000	10,933

2.75%, 11/15/2042	83,162	101,039

3.63%, 8/15/2043	17,780	24,716

3.75%, 11/15/2043	112,372	159,252

2.50%, 2/15/2045	65,708	76,783

3.00%, 5/15/2045	8,910	11,348

2.88%, 8/15/2045	45,620	56,968

3.00%, 11/15/2045	54,768	69,956

2.50%, 5/15/2046	118,245	138,859

2.25%, 8/15/2046	630	707

3.00%, 2/15/2047	43,315	55,890

2.75%, 11/15/2047	73,700	91,325

3.38%, 11/15/2048	35,180	49,002

U.S. Treasury Inflation Indexed Bonds 3.63%, 4/15/2028	1,000	2,089

U.S. Treasury Notes

2.13%, 8/15/2021	2,000	2,033

2.88%, 10/15/2021	1,000	1,031

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	129

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
U.S. Treasury Obligations — continued

1.75%, 5/31/2022	352,067	358,709

2.13%, 6/30/2022 (n)	160,000	164,531

2.00%, 8/15/2025	11,953	12,607

1.63%, 5/15/2026	10,909	11,307

U.S. Treasury STRIPS Bonds

3.09%, 5/15/2020 (o)	4,716	4,704

1.57%, 8/15/2020 (o)	1,050	1,044

2.28%, 2/15/2021 (o)	8,165	8,083

2.67%, 5/15/2021 (o)	13,330	13,173

1.66%, 2/15/2022 (o)	18,650	18,302

2.43%, 5/15/2022 (o)	7,390	7,238

4.36%, 11/15/2022 (o)	5,000	4,878

3.01%, 2/15/2023 (o)	225	219

2.12%, 8/15/2023 (o)	15	15

5.94%, 2/15/2028 (o)	2,615	2,382

3.34%, 5/15/2028 (o)	73,010	66,216

3.36%, 11/15/2028 (o)	41,180	37,101

2.21%, 5/15/2029 (o)	61,050	54,427

1.32%, 5/15/2030 (o)	83,218	72,893

2.45%, 5/15/2032 (o)	15,038	12,670

3.33%, 5/15/2033 (o)	54,922	45,385

5.09%, 11/15/2033 (o)	38,350	31,370

2.85%, 2/15/2035 (o)	42,540	33,975

2.93%, 8/15/2040 (o)	60,000	42,639

2.78%, 8/15/2041 (o)	107,505	74,539

3.27%, 2/15/2042 (o)	50,400	34,958

3.28%, 5/15/2042 (o)	73,950	50,996

3.30%, 11/15/2042 (o)	21,800	14,692

2.17%, 11/15/2043 (o)	25,730	16,914

Total U.S. Treasury Obligations (Cost $2,077,496)		2,395,466

Commercial Mortgage-Backed Securities — 10.6%

20 Times Square Trust Series 2018-20TS, Class F, 3.10%, 5/15/2035 ‡ (a) (l)	24,120	24,128

BAMLL Commercial Mortgage Securities Trust

Series 2012-PARK, Class A, 2.96%, 12/10/2030 (a)	2,985	3,103

Series 2016-FR14, Class A, 2.94%, 2/27/2048 (a) (l)	8,400	8,308

BAMLL Re-REMIC Trust

Series 2016-FR16, Class A, 0.93%, 5/27/2021 (a) (l)	5,750	5,659

Series 2013-FRR2, Class B, PO, 9/26/2022 (a)	8,992	8,251

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Series 2014-FRR4, Class BK29, PO, 4/27/2023 (a)	8,600	7,039

Series 2013-FRR3, Class A, PO, 6/26/2023 (a)	14,650	13,090

Series 2016-FR13, Class A, 1.61%, 8/27/2045 (a) (l)	16,500	15,770

Series 2014-FRR5, Class A714, PO, 1/27/2047 (a)	3,050	2,987

Series 2014-FRR5, Class BK37, PO, 1/27/2047 (a)	10,000	8,503

Series 2014-FRR5, Class AK37, 2.57%, 1/27/2047 (a) (l)	15,000	14,534

Series 2014-FRR8, Class A, 2.16%, 11/26/2047 (a) (l)	12,000	11,316

Bancorp Commercial Mortgage Trust Series 2019-CRE6, Class D, 3.96%, 9/15/2036 ‡ (a) (l)	3,000	3,000

BANK Series 2019-BN19, Class A3, 3.18%, 8/15/2061	10,000	11,040

BBCCRE Trust Series 2015-GTP, Class A, 3.97%, 8/10/2033 (a)	9,400	10,346

BB-UBS Trust

Series 2012-TFT, Class A, 2.89%, 6/5/2030 (a)	972	973

Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	13,922	14,962

Series 2012-SHOW, Class E, 4.03%, 11/5/2036 (a) (l)	12,692	13,030

BCRR Trust

Series 2014-FRR1, Class A716, PO, 8/26/2047 (a)	21,000	20,003

Series 2014-FRR1, Class B716, PO, 8/26/2047 ‡ (a)	14,335	13,415

BWAY Mortgage Trust Series 2013-1515, Class F, 3.93%, 3/10/2033 ‡ (a) (l)	5,000	5,207

BXMT Ltd. Series 2017-FL1, Class D, 4.36%, 6/15/2035 ‡ (a) (l)	8,500	8,500

Capmark Mortgage Securities, Inc. Series 1998-C2, Class X, IO, 1.13%, 5/15/2035 ‡ (l)	6,311	40

CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 1.30%, 12/11/2049 ‡ (a) (l)	57	2

CFCRE Commercial Mortgage Trust Series 2011-C2, Class D, 5.74%, 12/15/2047 ‡ (a) (l)	5,000	5,187

Citigroup Commercial Mortgage Trust Series 2020-GC46, Class A5, 2.72%, 1/15/2053	42,585	45,173

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Commercial Mortgage-Backed Securities — continued

Commercial Mortgage Trust

Series 2013-WWP, Class A2, 3.42%, 3/10/2031 (a)	6,100	6,443

Series 2018-HOME, Class A, 3.82%, 4/10/2033 (a) (l)	23,900	26,980

Series 2020-CBM, Class D, 3.63%, 2/10/2037 (a) (l)	8,750	9,042

Series 2006-GG7, Class AM, 5.72%, 7/10/2038 (l)	1,143	1,149

Series 2012-CR2, Class XA, IO, 1.63%, 8/15/2045 ‡ (l)	20,408	672

Series 2015-CR24, Class A5, 3.70%, 8/10/2048	8,032	8,848

Series 2015-CR25, Class A4, 3.76%, 8/10/2048	6,856	7,583

Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.02%, 1/15/2049 ‡ (a) (l)	9,905	—	(e)

CSAIL Commercial Mortgage Trust

Series 2017-CX10, Class UESC, 4.24%, 10/15/2032 ‡ (a) (l)	19,159	19,749

Series 2015-C3, Class A4, 3.72%, 8/15/2048	12,304	13,545

CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (a)	15,200	15,550

DBUBS Mortgage Trust Series 2011-LC2A, Class XA, IO, 1.03%, 7/10/2044 ‡ (a) (l)	10,004	82

Exantas Capital Corp. Ltd. (Cayman Islands)

Series 2018-RSO6, Class C, 3.51%, 6/15/2035 ‡ (a) (l)	4,808	4,807

Series 2018-RSO6, Class D, 4.16%, 6/15/2035 ‡ (a) (l)	4,000	4,000

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KJ13, Class A2, 2.86%, 8/25/2022	10,489	10,797

Series KJ18, Class A2, 3.07%, 8/25/2022	8,633	8,904

Series KJ09, Class A2, 2.84%, 9/25/2022	3,691	3,810

Series KJ07, Class A2, 2.31%, 12/25/2022	16,385	16,796

Series K727, Class AM, 3.04%, 7/25/2024	10,471	11,134

Series K048, Class A2, 3.28%, 6/25/2025 (l)	13,500	14,720

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Series KC02, Class A2, 3.37%, 7/25/2025	31,000	33,253

Series KS07, Class A2, 2.74%, 9/25/2025	21,600	22,958

Series KJ17, Class A2, 2.98%, 11/25/2025	12,710	13,580

Series K052, Class A2, 3.15%, 11/25/2025	3,791	4,125

Series KS06, Class A2, 2.72%, 7/25/2026	10,080	10,752

Series K058, Class AM, 2.72%, 8/25/2026 (l)	20,000	21,314

Series K061, Class AM, 3.44%, 11/25/2026 (l)	10,012	11,129

Series K063, Class AM, 3.51%, 1/25/2027 (l)	25,610	28,594

Series K065, Class A2, 3.24%, 4/25/2027	6,633	7,331

Series K065, Class AM, 3.33%, 5/25/2027	3,557	3,940

Series K069, Class A2, 3.19%, 9/25/2027 (l)	10,340	11,408

Series K070, Class A2, 3.30%, 11/25/2027 (l)	6,045	6,724

Series K073, Class A2, 3.35%, 1/25/2028	14,087	15,750

Series W5FX, Class AFX, 3.34%, 4/25/2028 (l)	9,910	10,983

Series KS11, Class AFX2, 2.65%, 6/25/2029	50,000	53,847

Series K152, Class A2, 3.08%, 1/25/2031	8,843	9,881

FNMA ACES

Series 2011-M8, Class A2, 2.92%, 8/25/2021	446	452

Series 2013-M7, Class A2, 2.28%, 12/27/2022	1,940	1,986

Series 2014-M3, Class A2, 3.48%, 1/25/2024 (l)	6,896	7,405

Series 2014-M13, Class A2, 3.02%, 8/25/2024 (l)	8,909	9,461

Series 2015-M1, Class A2, 2.53%, 9/25/2024	12,965	13,565

Series 2015-M3, Class A2, 2.72%, 10/25/2024	10,000	10,541

Series 2015-M7, Class A2, 2.59%, 12/25/2024	12,210	12,760

Series 2015-M2, Class A3, 3.04%, 12/25/2024 (l)	18,413	19,690

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	131

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Commercial Mortgage-Backed Securities — continued

Series 2015-M8, Class A2, 2.90%, 1/25/2025 (l)	11,700	12,393

Series 2015-M5, Class A1, 2.87%, 3/25/2025 (l)	19,695	20,960

Series 2015-M13, Class A2, 2.71%, 6/25/2025 (l)	1,808	1,921

Series 2016-M6, Class A2, 2.49%, 5/25/2026	9,100	9,530

Series 2016-M7, Class A2, 2.50%, 9/25/2026	10,328	10,866

Series 2017-M1, Class A2, 2.42%, 10/25/2026 (l)	10,660	11,270

Series 2017-M3, Class A2, 2.48%, 12/25/2026 (l)	17,000	18,095

Series 2015-M10, Class A2, 3.09%, 4/25/2027 (l)	8,528	9,289

Series 2017-M8, Class A2, 3.06%, 5/25/2027 (l)	10,260	11,227

Series 2018-M2, Class A2, 2.90%, 1/25/2028 (l)	30,000	32,759

Series 2018-M4, Class A2, 3.04%, 3/25/2028 (l)	11,282	12,432

Series 2018-M7, Class A2, 3.05%, 3/25/2028 (l)	30,256	33,445

Series 2018-M10, Class A2, 3.38%, 7/25/2028 (l)	20,853	23,510

Series 2018-M14, Class A2, 3.58%, 8/25/2028 (l)	36,222	41,474

Series 2019-M1, Class A2, 3.56%, 9/25/2028 (l)	57,380	65,700

Series 2019-M2, Class A2, 3.63%, 11/25/2028 (l)	39,845	45,868

Series 2019-M7, Class A2, 3.14%, 4/25/2029	20,540	22,993

Series 2017-M5, Class A2, 3.17%, 4/25/2029 (l)	30,277	33,842

Series 2019-M12, Class A2, 2.89%, 5/25/2029 (l)	27,815	30,489

Series 2018-M3, Class A2, 3.09%, 2/25/2030 (l)	7,528	8,435

FREMF Mortgage Trust

Series 2015-K720, Class B, 3.39%, 7/25/2022 (a) (l)	11,227	11,593

Series 2015-K720, Class C, 3.39%, 7/25/2022 (a) (l)	11,500	11,718

Series 2017-K727, Class C, 3.74%, 7/25/2024 (a) (l)	3,200	3,335

Series 2013-K25, Class C, 3.62%, 11/25/2045 (a) (l)	4,156	4,339

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Series 2014-K38, Class C, 4.63%, 6/25/2047 (a) (l)	4,750	5,152

Series 2014-K39, Class C, 4.16%, 8/25/2047 (a) (l)	7,000	7,512

Series 2015-K721, Class B, 3.57%, 11/25/2047 (a) (l)	2,585	2,692

Series 2014-K40, Class C, 4.07%, 11/25/2047 (a) (l)	8,542	9,130

Series 2015-K718, Class C, 3.54%, 2/25/2048 (a) (l)	4,000	4,100

Series 2015-K45, Class B, 3.59%, 4/25/2048 (a) (l)	8,920	9,474

Series 2015-K46, Class C, 3.69%, 4/25/2048 (a) (l)	3,545	3,754

Series 2015-K48, Class B, 3.64%, 8/25/2048 (a) (l)	16,085	17,135

Series 2015-K51, Class B, 3.95%, 10/25/2048 (a) (l)	2,750	2,976

Series 2016-K55, Class B, 4.16%, 4/25/2049 (a) (l)	10,000	10,966

Series 2016-K56, Class B, 3.94%, 6/25/2049 (a) (l)	3,549	3,895

Series 2016-K722, Class B, 3.84%, 7/25/2049 (a) (l)	8,010	8,386

Series 2017-K68, Class B, 3.84%, 10/25/2049 (a) (l)	9,423	10,428

Series 2016-K59, Class B, 3.58%, 11/25/2049 (a) (l)	4,714	5,006

Series 2017-K63, Class B, 3.87%, 2/25/2050 (a) (l)	11,895	12,883

Series 2018-K74, Class B, 4.09%, 2/25/2051 (a) (l)	10,000	11,120

FRR Re-REMIC Trust

Series 2018-C1, Class A720, 3.01%, 8/27/2047 (a)	6,500	6,395

Series 2018-C1, Class BK43, 2.90%, 2/27/2048 ‡ (a) (l)	4,000	3,586

Series 2018-C1, Class AK43, 3.05%, 2/27/2048 (a)	5,000	4,822

Series 2018-C1, Class A725, 2.76%, 2/27/2050 (a)	3,000	2,830

Series 2018-C1, Class B725, 3.11%, 2/27/2050 ‡ (a) (l)	6,680	6,148

GS Mortgage Securities Trust Series 2019-GC38, Class A4, 3.97%, 2/10/2052	31,100	36,033

Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	16,270	17,504

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Commercial Mortgage-Backed Securities — continued

JP Morgan Chase Commercial Mortgage Securities Trust

Series 2005-CB11, Class X1, IO, 0.12%, 8/12/2037 ‡ (a) (l)	3,229	1

Series 2006-CB15, Class X1, IO, 0.32%, 6/12/2043 ‡ (l)	3,843	5

Series 2010-C2, Class XA, IO, 1.57%, 11/15/2043 ‡ (a) (l)	2,868	6

Series 2006-LDP8, Class X, IO, 0.29%, 5/15/2045 ‡ (l)	170	—	(e)

JPMCC Re-REMIC Trust

Series 2015-FRR2, Class AK36, 2.20%, 12/27/2046 (a) (l)	5,000	4,871

Series 2015-FRR2, Class AK39, 2.88%, 8/27/2047 (a) (l)	7,000	6,921

Series 2014-FRR1, Class BK10, 2.44%, 11/27/2049 ‡ (a) (l)	6,875	6,831

MF1 Multi-Family Housing Mortgage Loan Trust Series 2019-Q009, Class B, 4.43%, 4/25/2024 ‡ (a) (l)	11,184	11,188

ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.74%, 12/12/2049 ‡ (a) (l)	1,504	—	(e)

Morgan Stanley Capital I Trust Series 2007-HQ11, Class X, IO, 0.22%, 2/12/2044 ‡ (a) (l)	525	1

MRCD Mortgage Trust Series 2019-PARK, Class F, 2.72%, 12/15/2036 ‡ (a)	42,000	40,286

SBALR Commercial Mortgage Trust

Series 2020-RR1, Class XA, IO, 1.29%, 2/13/2053 (l)	71,874	7,091

Series 2020-RR1, Class A3, 2.83%, 2/13/2053	40,000	41,096

Series RR Trust Series 2015-1, Class A, PO, 4/26/2048 (a)	3,000	2,428

UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.07%, 5/10/2045 (a) (l)	6,664	221

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	2,191	2,270

UBS-Barclays Commercial Mortgage Trust

Series 2012-C2, Class XA, IO, 1.31%, 5/10/2063 ‡ (a) (l)	11,865	306

Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,560	1,623

VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (a)	5,291	5,486

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class XC, IO, 0.05%, 12/15/2043 ‡ (a) (l)	441	—	(e)

Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	7,598	8,346

Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class AK16, PO, 12/27/2043 (a)	6,000	5,737

WFRBS Commercial Mortgage Trust

Series 2011-C3, Class A4, 4.38%, 3/15/2044 (a)	2,420	2,468

Series 2013-C11, Class D, 4.26%, 3/15/2045 ‡ (a) (l)	6,640	6,897

Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (a)	12,837	14,262

Total Commercial Mortgage-Backed Securities (Cost $1,536,071)		1,657,357

Collateralized Mortgage Obligations — 5.5%

ABR 2/25/2027	30,000	30,000

ACC 1/15/2021 ‡	15,179	15,179

Acre

6.71%, 12/15/2020	17,350	17,350

Series 2017-B, 8.71%, 12/15/2020	12,400	12,400

Alternative Loan Trust

Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	17	16

Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	25	26

Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	524	538

Series 2005-23CB, Class A2, 5.50%, 7/25/2035	265	268

Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,227	1,172

Series 2005-86CB, Class A11, 5.50%, 2/25/2036	483	428

Series 2006-26CB, Class A9, 6.50%, 9/25/2036	145	116

American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (l)	13	13

Angel Oak Mortgage Trust LLC Series 2017-1, Class A3, 3.64%, 1/25/2047 (a) (l)	171	172

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	133

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT (000)		VALUE (000)
Collateralized Mortgage Obligations — continued

Antler Mortgage Trust

Series 2018-RTL1, Class A2, 4.70%, 7/25/2022 (a)	7,000		7,156

Series 2019-RTL1, Class M, 6.90%, 1/25/2023 ‡ (a) (l)	14,722		15,327

Banc of America Alternative Loan Trust Series 2004-6, Class 4A1, 5.00%, 7/25/2019	10		11

Banc of America Funding Trust

Series 2005-E, Class 4A1, 4.44%, 3/20/2035 (l)	46		47

Series 2005-5, Class 3A5, 5.50%, 8/25/2035	1,500		1,579

Series 2005-7, Class 30PO, PO, 11/25/2035 ‡	62		55

Banc of America Mortgage Trust

Series 2004-2, Class 2A4, 5.50%, 3/25/2034	45		46

Series 2004-F, Class 1A1, 4.67%, 7/25/2034 (l)	139		145

BCAP LLC Trust Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (a) (l)	19		19

Bear Stearns ARM Trust Series 2003-7, Class 3A, 4.31%, 10/25/2033 (l)	61		63

Bear Stearns Mortgage Securities, Inc. Series 1997-6, Class 1A, 6.32%, 3/25/2031 (l)	1		1

Chase Mortgage Finance Trust Series 2007-A2, Class 2A1, 4.14%, 6/25/2035 (l)	820		836

CHL Mortgage Pass-Through Trust

Series 2004-J1, Class 2A1, 4.75%, 1/25/2019	—	(e)	—	(e)

Series 2004-8, Class 2A1, 4.50%, 6/25/2019	4		4

Series 2004-J7, Class 2A2, 4.50%, 8/25/2019	38		39

Series 2004-3, Class A25, 5.75%, 4/25/2034	149		152

Series 2004-5, Class 2A9, 5.25%, 5/25/2034	195		199

Series 2005-22, Class 2A1, 3.57%, 11/25/2035 (l)	274		252

Citicorp Mortgage Securities Trust Series 2006-1, Class 2A1, 5.00%, 2/25/2021	8		8

Citigroup Mortgage Loan Trust Series 2009-3, Class 5A2, 6.00%, 2/25/2037 (a) (l)	227		228

INVESTMENTS	PRINCIPAL AMOUNT (000)		VALUE (000)

Citigroup Mortgage Loan Trust, Inc.

Series 2004-UST1, Class A3, 3.88%, 8/25/2034 (l)	53		54

Series 2004-HYB4, Class AA, 1.96%, 12/25/2034 (l)	53		52

Credit Suisse First Boston Mortgage Securities Corp.

Series 2005-7, Class 5A1, 4.75%, 8/25/2020	1		—	(e)

Series 2005-1, Class 1A16, 5.50%, 2/25/2035	107		108

CSFB Mortgage-Backed Pass-Through Certificates

Series 2005-10, Class 6A13, 5.50%, 11/25/2035	305		234

Series 2005-10, Class 10A4, 6.00%, 11/25/2035	218		106

CSMA SFR Holdings II (United Kingdom) 7/31/2023 ‡	34,194		34,194

CVS Pass-Through Trust

Series 2009, 8.35%, 7/10/2031 (a)	289		384

5.77%, 1/10/2033 (a)	365		435

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 4APO, PO, 6/25/2035 ‡	34		31

DLJ Mortgage Acceptance Corp. Series 1993-19, Class A7, 6.75%, 1/25/2024	100		101

DT Asset Trust 5.84%, 12/16/2022	9,000		9,009

FHLMC — GNMA

Series 24, Class J, 6.25%, 11/25/2023	166		177

Series 23, Class KZ, 6.50%, 11/25/2023	23		24

Series 31, Class Z, 8.00%, 4/25/2024	22		23

FHLMC, REMIC

Series 1316, Class Z, 8.00%, 6/15/2022	12		13

Series 1343, Class LB, 7.50%, 8/15/2022	4		5

Series 1351, Class TF, HB, 1,010.00%, 8/15/2022	—	(e)	1

Series 1456, Class Z, 7.50%, 1/15/2023	9		9

Series 1543, Class VN, 7.00%, 7/15/2023	68		72

Series 1911, Class SD, IF, IO, 10.17%, 7/15/2023 (l)	26		3

Series 2033, Class K, 6.05%, 8/15/2023	92		98

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Collateralized Mortgage Obligations — continued

Series 1577, Class PV, 6.50%, 9/15/2023	63	68

Series 1608, Class L, 6.50%, 9/15/2023	125	134

Series 3890, Class ET, 5.50%, 11/15/2023	92	96

Series 1630, Class PK, 6.00%, 11/15/2023	49	52

Series 1611, Class Z, 6.50%, 11/15/2023	123	132

Series 1628, Class LZ, 6.50%, 12/15/2023	98	105

Series 2756, Class NA, 5.00%, 2/15/2024	84	88

Series 1671, Class I, 7.00%, 2/15/2024	64	66

Series 1671, Class QC, IF, 10.00%, 2/15/2024 (l)	16	18

Series 1695, Class G, HB, IF, 26.78%, 3/15/2024 (l)	10	12

Series 1710, Class GB, HB, IF, 40.34%, 4/15/2024 (l)	6	9

Series 2989, Class TG, 5.00%, 6/15/2025	172	183

Series 3005, Class ED, 5.00%, 7/15/2025	277	295

Series 4030, Class IL, IO, 3.50%, 4/15/2027	1,335	91

Series 4060, Class TB, 2.50%, 6/15/2027	4,000	4,124

Series 2022, Class PE, 6.50%, 1/15/2028	18	21

Series 2036, Class PG, 6.50%, 1/15/2028	98	111

Series 2089, Class PJ, IO, 7.00%, 10/15/2028	19	2

Series 2091, Class PG, 6.00%, 11/15/2028	315	354

Series 2116, Class ZA, 6.00%, 1/15/2029	72	80

Series 2148, Class ZA, 6.00%, 4/15/2029	20	22

Series 2995, Class FT, 1.91%, 5/15/2029 (l)	99	98

Series 2530, Class SK, IF, IO, 6.44%, 6/15/2029 (l)	321	54

Series 2201, Class C, 8.00%, 11/15/2029	55	64

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Series 3648, Class CY, 4.50%, 3/15/2030	635	697

Series 3737, Class DG, 5.00%, 10/15/2030	216	231

Series 2293, Class ZA, 6.00%, 3/15/2031	108	122

Series 2310, Class Z, 6.00%, 4/15/2031	15	17

Series 2313, Class LA, 6.50%, 5/15/2031	6	7

Series 2325, Class JO, PO, 6/15/2031	59	55

Series 2330, Class PE, 6.50%, 6/15/2031	165	191

Series 2410, Class QB, 6.25%, 2/15/2032	300	351

Series 2534, Class SI, IF, 16.75%, 2/15/2032 (l)	38	58

Series 2427, Class GE, 6.00%, 3/15/2032	649	732

Series 2430, Class WF, 6.50%, 3/15/2032	508	600

Series 2594, Class IV, IO, 7.00%, 3/15/2032	87	10

Series 2643, Class SA, HB, IF, 34.72%, 3/15/2032 (l)	15	30

Series 2466, Class DH, 6.50%, 6/15/2032	83	93

Series 4146, Class KI, IO, 3.00%, 12/15/2032	5,007	531

Series 2543, Class YX, 6.00%, 12/15/2032	272	309

Series 2557, Class HL, 5.30%, 1/15/2033	173	198

Series 2586, IO, 6.50%, 3/15/2033	287	30

Series 2610, Class UI, IO, 6.50%, 5/15/2033	204	41

Series 2764, Class S, IF, 9.60%, 7/15/2033 (l)	36	46

Series 2656, Class AC, 6.00%, 8/15/2033	121	144

Series 2733, Class SB, IF, 6.52%, 10/15/2033 (l)	356	409

Series 3005, Class PV, IF, 10.12%, 10/15/2033 (l)	6	7

Series 2699, Class W, 5.50%, 11/15/2033	265	309

Series 2990, Class SL, IF, 18.41%, 6/15/2034 (l)	29	37

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	135

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Collateralized Mortgage Obligations — continued

Series 3611, PO, 7/15/2034	68	63

Series 2845, Class QH, 5.00%, 8/15/2034	220	250

Series 2864, Class NS, IF, IO, 5.42%, 9/15/2034 (l)	93	2

Series 2912, Class EH, 5.50%, 1/15/2035	1,020	1,190

Series 4710, Class UV, 4.00%, 2/15/2035	2,000	2,188

Series 3059, Class B, 5.00%, 2/15/2035	9	9

Series 2980, Class QB, 6.50%, 5/15/2035	26	31

Series 3031, Class BN, IF, 15.29%, 8/15/2035 (l)	282	535

Series 3117, Class EO, PO, 2/15/2036	130	119

Series 3134, PO, 3/15/2036	39	37

Series 3152, Class MO, PO, 3/15/2036	245	227

Series 3184, Class YO, PO, 3/15/2036	434	429

Series 3138, PO, 4/15/2036	42	38

Series 3187, Class Z, 5.00%, 7/15/2036	1,169	1,316

Series 3542, Class TN, IF, 6.00%, 7/15/2036 (l)	24	28

Series 3201, Class IN, IF, IO, 4.57%, 8/15/2036 (l)	176	21

Series 3202, Class HI, IF, IO, 4.99%, 8/15/2036 (l)	903	161

Series 3855, Class AM, 6.50%, 11/15/2036	225	258

Series 3274, Class B, 6.00%, 2/15/2037	102	114

Series 3292, Class DO, PO, 3/15/2037	67	67

Series 3306, Class TC, IF, 3.87%, 4/15/2037 (l)	22	23

Series 3306, Class TB, IF, 4.41%, 4/15/2037 (l)	25	26

Series 3305, Class IW, IF, IO, 4.79%, 4/15/2037 (l)	294	32

Series 3331, PO, 6/15/2037	51	48

Series 3605, Class NC, 5.50%, 6/15/2037	702	808

Series 3383, Class OP, PO, 11/15/2037	96	88

Series 3409, Class DB, 6.00%, 1/15/2038	574	658

Series 3546, Class A, 3.92%, 2/15/2039 (l)	75	77

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Series 3531, Class SM, IF, IO, 4.44%, 5/15/2039 (l)	38	6

Series 3827, Class BD, 4.00%, 8/15/2039	99	100

Series 3572, Class JS, IF, IO, 5.14%, 9/15/2039 (l)	133	21

Series 3592, Class BZ, 5.00%, 10/15/2039	3,249	3,655

Series 3610, Class CA, 4.50%, 12/15/2039	254	280

Series 3609, Class SA, IF, IO, 4.68%, 12/15/2039 (l)	649	118

Series 3653, Class HJ, 5.00%, 4/15/2040	143	163

Series 3677, Class PB, 4.50%, 5/15/2040	2,379	2,660

Series 3852, Class TP, IF, 5.50%, 5/15/2041 (l)	318	357

Series 4374, Class NC, 3.75%, 2/15/2046 (j)	1,001	1,010

Series 4796, Class CZ, 4.00%, 5/15/2048	16,472	18,707

Series 4807, Class EZ, 4.00%, 7/15/2048	3,770	4,266

Series 4822, Class ZB, 4.00%, 7/15/2048	5,627	6,324

Series 4830, Class WZ, 4.00%, 9/15/2048	16,394	18,688

FHLMC, STRIPS

Series 186, PO, 8/1/2027	132	126

Series 262, Class 35, 3.50%, 7/15/2042	4,376	4,757

Series 279, Class 35, 3.50%, 9/15/2042	1,428	1,547

Series 323, Class 300, 3.00%, 1/15/2044	5,150	5,474

Series 334, Class 300, 3.00%, 8/15/2044	4,152	4,421

FHLMC, Structured Pass-Through Certificates, Whole Loan Series T-76, Class 2A, 2.27%, 10/25/2037 (l)	355	393

First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1, 3.56%, 9/25/2034 (l)	146	147

First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.29%, 12/25/2034 (l)	118	124

FN 2.07%, 6/1/2031 (m)	15,000	15,159

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT (000)		VALUE (000)
Collateralized Mortgage Obligations — continued

FNMA Trust, Whole Loan

Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	12		14

Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	143		163

Series 2004-W2, Class 1A, 6.00%, 2/25/2044	205		232

Series 2004-W9, Class 1A3, 6.05%, 2/25/2044	342		393

Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	57		67

Series 2004-W8, Class 3A, 7.50%, 6/25/2044	145		172

Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	236		271

FNMA, Grantor Trust, Whole Loan

Series 2001-T12, IO, 0.51%, 8/25/2041 (l)	13,616		211

Series 2002-T4, IO, 0.40%, 12/25/2041 (l)	28,249		203

Series 2002-T4, Class A2, 7.00%, 12/25/2041	327		381

Series 2002-T4, Class A4, 9.50%, 12/25/2041	530		642

Series 2002-T19, Class A1, 6.50%, 7/25/2042	458		550

Series 2002-T16, Class A2, 7.00%, 7/25/2042	555		668

Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	198		236

Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	216		255

Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	226		261

Series 2004-T3, Class 1IO4, IO, 0.60%, 2/25/2044 (l)	4,327		40

FNMA, REMIC

Series 1990-110, Class H, 8.75%, 9/25/2020	—	(e)	—	(e)

Series 1990-117, Class E, 8.95%, 10/25/2020	—	(e)	—	(e)

Series 2001-4, Class PC, 7.00%, 3/25/2021	11		11

Series G-29, Class O, 8.50%, 9/25/2021	1		1

Series 1991-141, Class PZ, 8.00%, 10/25/2021	3		4

Series 1992-31, Class M, 7.75%, 3/25/2022	3		3

INVESTMENTS	PRINCIPAL AMOUNT (000)		VALUE (000)

Series G92-30, Class Z, 7.00%, 6/25/2022	—	(e)	—	(e)

Series 1992-101, Class J, 7.50%, 6/25/2022	4		4

Series 1992-79, Class Z, 9.00%, 6/25/2022	3		3

Series G92-62, Class B, PO, 10/25/2022	3		3

Series 1995-4, Class Z, 7.50%, 10/25/2022	40		42

Series 1992-200, Class SK, HB, IF, 22.99%, 11/25/2022 (l)	37		43

Series 1997-37, Class SM, IF, IO, 6.37%, 12/25/2022 (l)	33		1

Series 2003-17, Class EQ, 5.50%, 3/25/2023	140		146

Series 1993-23, Class PZ, 7.50%, 3/25/2023	3		4

Series 1993-56, Class PZ, 7.00%, 5/25/2023	24		25

Series 1993-60, Class Z, 7.00%, 5/25/2023	14		15

Series 1993-79, Class PL, 7.00%, 6/25/2023	22		23

Series 1993-141, Class Z, 7.00%, 8/25/2023	46		49

Series 1993-149, Class M, 7.00%, 8/25/2023	22		23

Series 1993-205, Class H, PO, 9/25/2023	1		1

Series 1993-160, Class ZA, 6.50%, 9/25/2023	38		40

Series 1993-165, Class SA, IF, 15.66%, 9/25/2023 (l)	8		10

Series 1995-19, Class Z, 6.50%, 11/25/2023	166		177

Series 1993-255, Class E, 7.10%, 12/25/2023	8		9

Series 1993-247, Class SM, HB, IF, 26.26%, 12/25/2023 (l)	7		8

Series 1994-29, Class Z, 6.50%, 2/25/2024	82		89

Series 2009-17, Class AI, IO, 5.00%, 3/25/2024	—	(e)	—	(e)

Series 1994-65, Class PK, PO, 4/25/2024	13		12

Series 2009-23, Class MI, IO, 4.50%, 4/25/2024	10		—	(e)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	137

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Collateralized Mortgage Obligations — continued

Series 1997-20, Class D, 7.00%, 3/17/2027	84	93

Series 1997-11, Class E, 7.00%, 3/18/2027	19	21

Series 1997-27, Class J, 7.50%, 4/18/2027	9	10

Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	1,994	142

Series 1997-42, Class EG, 8.00%, 7/18/2027	131	149

Series 1997-63, Class ZA, 6.50%, 9/18/2027	83	92

Series 2013-13, Class IK, IO, 2.50%, 3/25/2028	7,067	391

Series 1998-66, Class FB, 1.98%, 12/25/2028 (l)	68	69

Series 1999-47, Class JZ, 8.00%, 9/18/2029	216	252

Series 2000-8, Class Z, 7.50%, 2/20/2030	109	125

Series 2001-36, Class ST, IF, IO, 6.87%, 11/25/2030 (l)	125	29

Series 2001-14, Class Z, 6.00%, 5/25/2031	86	96

Series 2001-16, Class Z, 6.00%, 5/25/2031	123	138

Series 2001-72, Class SB, IF, IO, 5.87%, 12/25/2031 (l)	303	50

Series 2001-81, Class HE, 6.50%, 1/25/2032	580	681

Series 2002-19, Class SC, IF, 11.25%, 3/17/2032 (l)	49	60

Series 2002-56, Class PE, 6.00%, 9/25/2032	668	775

Series 2002-86, Class PG, 6.00%, 12/25/2032	482	562

Series 2012-148, Class IE, IO, 3.00%, 1/25/2033	5,769	632

Series 2003-25, Class KP, 5.00%, 4/25/2033	1,512	1,709

Series 2003-22, Class Z, 6.00%, 4/25/2033	312	359

Series 2003-47, Class PE, 5.75%, 6/25/2033	394	447

Series 2003-64, Class SX, IF, 9.61%, 7/25/2033 (l)	27	34

Series 2003-91, Class SD, IF, 9.79%, 9/25/2033 (l)	6	8

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Series 2003-130, Class HZ, 6.00%, 1/25/2034	11,375	13,382

Series 2004-72, Class F, 2.13%, 9/25/2034 (l)	127	127

Series 2005-19, Class PB, 5.50%, 3/25/2035	3,000	3,440

Series 2009-89, Class A1, 5.41%, 5/25/2035	643	676

Series 2005-42, Class PS, IF, 12.93%, 5/25/2035 (l)	9	11

Series 2005-51, Class MO, PO, 6/25/2035	16	14

Series 2005-53, Class CS, IF, IO, 5.07%, 6/25/2035 (l)	597	64

Series 2005-65, Class KO, PO, 8/25/2035	85	78

Series 2005-72, Class WS, IF, IO, 5.12%, 8/25/2035 (l)	268	41

Series 2005-84, Class XM, 5.75%, 10/25/2035	127	144

Series 2005-90, Class ES, IF, 12.81%, 10/25/2035 (l)	59	80

Series 2005-106, Class US, IF, 18.60%, 11/25/2035 (l)	55	81

Series 2006-9, Class KZ, 6.00%, 3/25/2036	258	298

Series 2006-22, Class AO, PO, 4/25/2036	154	143

Series 2006-27, Class OB, PO, 4/25/2036	1,015	914

Series 2006-27, Class OH, PO, 4/25/2036	58	54

Series 2006-20, Class IB, IF, IO, 4.96%, 4/25/2036 (l)	259	49

Series 2011-19, Class ZY, 6.50%, 7/25/2036	232	278

Series 2006-77, Class PC, 6.50%, 8/25/2036	261	300

Series 2006-110, PO, 11/25/2036	144	133

Series 2006-128, PO, 1/25/2037	139	127

Series 2007-10, Class Z, 6.00%, 2/25/2037	56	63

Series 2007-22, Class SC, IF, IO, 4.45%, 3/25/2037 (l)	44	2

Series 2007-54, Class IB, IF, IO, 4.78%, 6/25/2037 (l)	4,402	970

Series 2008-93, Class AM, 5.50%, 6/25/2037	65	67

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Collateralized Mortgage Obligations — continued

Series 2007-68, Class IA, IO, 6.50%, 6/25/2037	22	2

Series 2007-109, Class YI, IF, IO, 4.82%, 12/25/2037 (l)	2,309	498

Series 2008-91, Class SI, IF, IO, 4.37%, 3/25/2038 (l)	749	86

Series 2010-70, Class SA, IF, IO, 6.00%, 4/25/2038 (l)	886	160

Series 2011-22, Class MA, 6.50%, 4/25/2038	144	148

Series 2008-62, Class SM, IF, IO, 4.57%, 7/25/2038 (l)	661	121

Series 2009-29, Class LA, 1.40%, 5/25/2039 (l)	382	376

Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	308	53

Series 2009-112, Class ST, IF, IO, 4.62%, 1/25/2040 (l)	494	107

Series 2009-112, Class SW, IF, IO, 4.62%, 1/25/2040 (l)	325	48

Series 2010-10, Class NT, 5.00%, 2/25/2040	1,091	1,229

Series 2010-49, Class SC, IF, 9.41%, 3/25/2040 (l)	249	315

Series 2010-35, Class SB, IF, IO, 4.79%, 4/25/2040 (l)	499	73

Series 2010-129, Class PZ, 4.50%, 11/25/2040	3,291	3,782

Series 2011-126, Class KB, 4.00%, 12/25/2041	11,439	12,994

Series 2016-33, Class JA, 3.00%, 7/25/2045	16,533	17,561

Series 2016-38, Class NA, 3.00%, 1/25/2046	12,160	12,899

Series 2007-71, Class GZ, 6.00%, 7/25/2047	164	176

Series 2019-20, Class H, 3.50%, 5/25/2049	19,281	20,269

FNMA, REMIC Trust, Whole Loan

Series 2002-W7, Class IO1, IO, 0.91%, 6/25/2029 (l)	5,126	121

Series 2001-W3, Class A, 7.00%, 9/25/2041 (l)	225	249

Series 2002-W10, IO, 0.91%, 8/25/2042 (l)	2,481	53

Series 2003-W4, Class 2A, 5.78%, 10/25/2042 (l)	89	102

Series 2004-W11, Class 1IO1, IO, 0.35%, 5/25/2044 (l)	12,048	126

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

FNMA, STRIPS

Series 203, Class 2, IO, 8.00%, 2/25/2023	330	27

Series 266, Class 2, IO, 7.50%, 8/25/2024	65	7

Series 313, Class 1, PO, 6/25/2031	606	558

Series 380, Class S36, IF, IO, 6.27%, 7/25/2037 (l)	155	35

Series 383, Class 68, IO, 6.50%, 9/25/2037	91	18

Series 383, Class 86, IO, 7.00%, 9/25/2037 (l)	53	12

Series 383, Class 69, IO, 6.50%, 10/25/2037 (l)	133	26

FTF 8.00%, 8/15/2020	13,500	13,507

GLS Funding III LLC

6/15/2020 ‡	11,000	11,000

0.00%, 6/15/2020 ‡	32,000	32,000

GMACM Mortgage Loan Trust

Series 2003-J10, Class A1, 4.75%, 1/25/2019	13	13

Series 2005-AR3, Class 3A4, 3.88%, 6/19/2035 (l)	75	76

GNMA

Series 1997-7, Class ZA, 9.00%, 5/16/2027	40	40

Series 2014-60, Class W, 4.25%, 2/20/2029 (l)	1,458	1,532

Series 2002-13, Class QA, IF, IO, 6.39%, 2/16/2032 (l)	355	1

Series 2002-84, Class PH, 6.00%, 11/16/2032	549	581

Series 2008-29, PO, 2/17/2033	17	17

Series 2003-18, Class PG, 5.50%, 3/20/2033	593	649

Series 2003-52, Class SB, IF, 8.65%, 6/16/2033 (l)	72	86

Series 2003-101, Class SK, IF, IO, 4.90%, 10/17/2033 (l)	1,014	94

Series 2004-2, Class SA, IF, 14.47%, 1/16/2034 (l)	239	346

Series 2004-19, Class KE, 5.00%, 3/16/2034	2,341	2,597

Series 2004-73, Class AE, IF, 11.43%, 8/17/2034 (l)	7	7

Series 2004-86, Class SP, IF, IO, 4.45%, 9/20/2034 (l)	504	48

Series 2004-90, Class SI, IF, IO, 4.45%, 10/20/2034 (l)	430	59

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	139

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Collateralized Mortgage Obligations — continued

Series 2010-31, Class SK, IF, IO, 4.45%, 11/20/2034 (l)	276	34

Series 2004-105, Class SN, IF, IO, 4.45%, 12/20/2034 (l)	934	91

Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	67	13

Series 2006-23, Class S, IF, IO, 4.85%, 1/20/2036 (l)	187	2

Series 2006-26, Class S, IF, IO, 4.85%, 6/20/2036 (l)	684	97

Series 2006-33, Class PK, 6.00%, 7/20/2036	222	255

Series 2009-81, Class A, 5.75%, 9/20/2036	136	154

Series 2007-7, Class EI, IF, IO, 4.55%, 2/20/2037 (l)	1,079	179

Series 2007-9, Class CI, IF, IO, 4.55%, 3/20/2037 (l)	559	91

Series 2007-17, Class JO, PO, 4/16/2037	69	62

Series 2007-16, Class KU, IF, IO, 5.00%, 4/20/2037 (l)	740	131

Series 2007-22, Class PK, 5.50%, 4/20/2037	1,030	1,180

Series 2007-26, Class SC, IF, IO, 4.55%, 5/20/2037 (l)	220	28

Series 2007-24, Class SA, IF, IO, 4.86%, 5/20/2037 (l)	1,020	204

Series 2009-16, Class SJ, IF, IO, 5.15%, 5/20/2037 (l)	996	143

Series 2008-34, Class OC, PO, 6/20/2037	217	202

Series 2009-106, Class XL, IF, IO, 5.10%, 6/20/2037 (l)	364	72

Series 2009-79, Class OK, PO, 11/16/2037	160	150

Series 2007-67, Class SI, IF, IO, 4.86%, 11/20/2037 (l)	199	23

Series 2008-40, Class SA, IF, IO, 4.74%, 5/16/2038 (l)	777	134

Series 2008-40, Class PS, IF, IO, 4.84%, 5/16/2038 (l)	363	66

Series 2009-77, Class CS, IF, IO, 5.34%, 6/16/2038 (l)	298	17

Series 2008-50, Class SA, IF, IO, 4.58%, 6/20/2038 (l)	1,501	239

Series 2008-49, Class PH, 5.25%, 6/20/2038	1,078	1,232

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Series 2008-55, Class PL, 5.50%, 6/20/2038	985	1,128

Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	427	76

Series 2009-75, Class IY, IO, 5.50%, 6/20/2039	293	32

Series 2009-72, Class SM, IF, IO, 4.59%, 8/16/2039 (l)	393	79

Series 2010-4, Class SB, IF, IO, 4.84%, 8/16/2039 (l)	39	—	(e)

Series 2010-157, Class OP, PO, 12/20/2040	403	373

Series 2015-157, Class GA, 3.00%, 1/20/2045	926	964

Series 2012-H11, Class FA, 2.43%, 2/20/2062 (l)	6,414	6,445

Series 2012-H18, Class FA, 2.28%, 8/20/2062 (l)	1,548	1,550

Series 2013-H04, Class BA, 1.65%, 2/20/2063	1,182	1,181

Series 2013-H20, Class FB, 2.73%, 8/20/2063 (l)	6,008	6,062

Series 2013-H23, Class FA, 3.03%, 9/20/2063 (l)	7,582	7,699

Series 2015-H02, Class HA, 2.50%, 1/20/2065	3,527	3,541

Series 2015-H04, Class FL, 2.20%, 2/20/2065 (l)	7,932	7,933

Series 2015-H23, Class FB, 2.25%, 9/20/2065 (l)	6,956	6,969

Series 2015-H32, Class FH, 2.39%, 12/20/2065 (l)	6,265	6,310

Series 2016-H16, Class FD, 2.89%, 6/20/2066 (l)	10,861	10,901

Series 2016-H17, Class FC, 2.56%, 8/20/2066 (l)	6,756	6,820

Series 2016-H23, Class F, 2.48%, 10/20/2066 (l)	17,612	17,722

Series 2016-H26, Class FC, 2.73%, 12/20/2066 (l)	17,051	17,331

Series 2017-H08, Class XI, IO, 2.09%, 3/20/2067 (l)	22,280	2,558

Series 2017-H08, Class FC, 2.33%, 3/20/2067 (l)	24,950	25,044

Series 2017-H11, Class XI, IO, 2.13%, 5/20/2067 (l)	59,425	6,246

Series 2017-H14, Class XI, IO, 1.66%, 6/20/2067 (l)	22,758	2,007

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Collateralized Mortgage Obligations — continued

Series 2017-H14, Class AI, IO, 2.06%, 6/20/2067 (l)	33,789	3,671

Series 2017-H23, Class FA, 2.21%, 10/20/2067 (l)	30,613	30,626

Series 2019-H09, Class FA, 2.23%, 5/20/2069 (l)	23,015	23,041

Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	16,334	16,302

GSR Mortgage Loan Trust

Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	73	74

Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	123	128

Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	123	133

Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	56	58

Series 2005-5F, Class 8A1, 2.13%, 6/25/2035 (l)	21	20

Series 2005-5F, Class 8A3, 2.13%, 6/25/2035 (l)	12	12

Series 2007-2F, Class 2A7, 5.75%, 2/25/2037	55	79

Headlands Residential LLC

Series 2017-RPL1, Class A, 3.88%, 8/25/2022 (a) (j)	11,950	11,996

Series 2019-RPL1, 3.97%, 6/25/2024 (a) (j)	15,000	15,234

Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	26,750	26,750

Impac CMB Trust

Series 2004-10, Class 3A1, 2.33%, 3/25/2035 (l)	522	510

Series 2004-10, Class 3A2, 2.43%, 3/25/2035 (l)	325	316

Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	8	8

JP Morgan Mortgage Trust

Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	52	52

Series 2006-A2, Class 5A3, 4.11%, 11/25/2033 (l)	121	125

Series 2006-A2, Class 4A1, 4.68%, 8/25/2034 (l)	166	173

Series 2004-S1, Class 3A1, 5.50%, 9/25/2034	18	18

Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	423	431

INVESTMENTS	PRINCIPAL AMOUNT (000)		VALUE (000)

Series 2007-A1, Class 5A2, 3.99%, 7/25/2035 (l)	51		52

LHOME Mortgage Trust Series 2019-RTL3, Class A1, 3.87%, 7/25/2024 (a)	10,520		10,571

MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 4.58%, 4/21/2034 (l)	40		41

MASTR Alternative Loan Trust

Series 2004-10, Class 1A1, 4.50%, 9/25/2019	14		14

Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1		1

Series 2003-7, Class 4A3, 8.00%, 11/25/2033	1		1

Series 2003-8, Class 3A1, 5.50%, 12/25/2033	27		27

Series 2004-6, Class 7A1, 6.00%, 7/25/2034	325		338

Series 2004-6, Class 6A1, 6.50%, 7/25/2034	419		437

Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	34		30

Series 2004-7, Class 3A1, 6.50%, 8/25/2034	29		31

MASTR Asset Securitization Trust

Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	—	(e)	—	(e)

Series 2004-6, Class 3A1, 5.25%, 7/25/2019	—	(e)	—	(e)

Series 2004-8, PO, 8/25/2019 ‡	1		1

Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	71		74

MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (a)	22		19

Merrill Lynch Mortgage Investors Trust

Series 2004-C, Class A2, 2.52%, 7/25/2029 (l)	117		116

Series 2004-D, Class A3, 3.67%, 9/25/2029 (l)	77		78

Morgan Stanley Mortgage Loan Trust

Series 2004-3, Class 4A, 5.61%, 4/25/2034 (l)	264		288

Series 2004-7AR, Class 2A6, 3.95%, 9/25/2034 (l)	94		98

NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (l)	127		129

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	141

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Collateralized Mortgage Obligations — continued

NCUA Guaranteed Notes Trust Series 2010-R3, Class 3A, 2.40%, 12/8/2020	15	15

P-stlb 9.25%, 10/11/2022 ‡	18,500	18,500

PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	43	45

Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	114	122

RALI Trust

Series 2003-QS14, Class A1, 5.00%, 7/25/2018	2	2

Series 2004-QS3, Class CB, 5.00%, 3/25/2019	1	1

Series 2005-QS5, Class A4, 5.75%, 4/25/2035	1,649	1,590

RCO Trust Series 2017-INV1, Class A, 3.20%, 11/25/2052 (a) (l)	12,430	12,480

Residential Asset Securitization Trust

Series 2003-A8, Class A1, 3.75%, 10/25/2018	8	8

Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	116	102

RFMSI Trust Series 2005-SA4, Class 1A1, 4.02%, 9/25/2035 (l)	81	75

RSFR Series 2020-1, Class PT, 4.21%, 2/17/2025 (a) (j)	30,000	30,109

SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (a)	26	26

SART

4.75%, 7/15/2024	21,969	22,408

4.76%, 6/15/2025	30,608	31,221

Seasoned Credit Risk Transfer Trust Series 2019-3, Class M55D, 4.00%, 10/25/2058	24,107	26,191

Sequoia Mortgage Trust Series 2004-8, Class A2, 2.45%, 9/20/2034 (l)	348	349

Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A, 3.97%, 10/25/2034 (l)	177	180

Structured Asset Securities Corp.

Series 2003-37A, Class 2A, 4.11%, 12/25/2033 (l)	95	97

Series 2003-37A, Class 1A, 4.11%, 12/25/2033 (l)	939	950

Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-26A, Class 3A5, 3.87%, 9/25/2033 (l)	852	871

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Vendee Mortgage Trust

Series 1996-2, Class 1Z, 6.75%, 6/15/2026	261	293

Series 1998-1, Class 2E, 7.00%, 3/15/2028	740	851

Series 1999-1, Class 2Z, 6.50%, 1/15/2029	107	124

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-AR8, Class A, 4.41%, 8/25/2033 (l)	134	137

Series 2003-AR9, Class 1A6, 4.33%, 9/25/2033 (l)	102	105

Series 2004-AR3, Class A1, 4.47%, 6/25/2034 (l)	41	41

Series 2004-AR3, Class A2, 4.47%, 6/25/2034 (l)	375	382

Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	472	484

Series 2004-AR11, Class A, 4.22%, 10/25/2034 (l)	339	343

Series 2005-AR2, Class 2A21, 1.96%, 1/25/2045 (l)	50	49

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	516	516

Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA1, Class 2A, 7.00%, 3/25/2034	259	275

Wells Fargo Mortgage-Backed Securities Trust

Series 2004-K, Class 1A2, 4.99%, 7/25/2034 (l)	134	134

Series 2004-U, Class A1, 4.60%, 10/25/2034 (l)	252	252

Total Collateralized Mortgage Obligations (Cost $845,297)		861,908

U.S. Government Agency Securities — 1.7%

FFCB 3.35%, 11/13/2025	8,000	8,985

FHLB

3.13%, 12/12/2025	12,000	13,327

3.25%, 6/9/2028	35,880	41,011

3.32%, 11/13/2035	19,000	22,615

5.63%, 3/14/2036	10,800	16,340

FHLMC DN, 3.66%, 3/15/2031 (o)	14,976	12,410

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
U.S. Government Agency Securities — continued

FNMA

6.63%, 11/15/2030	33,290	50,265

5.63%, 7/15/2037	1,500	2,375

Resolution Funding Corp. STRIPS

2.14%, 7/15/2020 (o)	25,108	24,992

DN, 3.43%, 4/15/2030 (o)	43,000	36,570

3.49%, 4/15/2030 (o)	20,500	17,434

Tennessee Valley Authority 5.88%, 4/1/2036	10,673	16,488

Total U.S. Government Agency Securities (Cost $231,827)		262,812

Foreign Government Securities — 1.4%

Arab Republic of Egypt (Egypt)

4.75%, 4/16/2026 (i)	EUR 1,314	1,501

7.50%, 1/31/2027 (i)	2,100	2,341

7.60%, 3/1/2029 (i)	2,100	2,252

7.05%, 1/15/2032 (a)	1,300	1,323

8.15%, 11/20/2059 (a)	2,900	2,951

Bermuda Government Bond (Bermuda)

3.72%, 1/25/2027 (i)	2,900	3,121

4.75%, 2/15/2029 (a)	2,420	2,813

Democratic Socialist Republic of Sri Lanka (Sri Lanka)

6.75%, 4/18/2028 (i)	2,383	2,183

7.85%, 3/14/2029 (i)	2,369	2,290

Dominican Republic Government Bond (Dominican Republic)

6.88%, 1/29/2026 (i)	3,260	3,704

5.95%, 1/25/2027 (i)	1,700	1,860

6.85%, 1/27/2045 (i)	2,478	2,756

6.40%, 6/5/2049 (i)	1,400	1,479

5.88%, 1/30/2060 (a) (b)	1,450	1,433

Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024 (i)	2,444	2,588

Federal Republic of Nigeria (Nigeria)

6.75%, 1/28/2021 (i)	1,550	1,593

7.63%, 11/21/2025 (a)	3,630	3,975

7.14%, 2/23/2030 (i)	2,700	2,681

Gabonese Republic (Gabon)

6.38%, 12/12/2024 (i)	961	1,006

6.63%, 2/6/2031 (a) (b)	2,600	2,600

Jamaica Government Bond (Jamaica) 6.75%, 4/28/2028	2,480	2,902

Kingdom of Bahrain (Bahrain)

7.00%, 10/12/2028 (i)	2,500	2,891

6.00%, 9/19/2044 (i)	2,247	2,247

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

Kingdom of Morocco (Morocco) 1.50%, 11/27/2031 (a)	EUR 3,080	3,451

Kingdom of Saudi Arabia (Saudi Arabia)

2.00%, 7/9/2039 (a)	EUR 630	748

5.00%, 4/17/2049 (i)	1,850	2,287

Mex Bonos Desarr Fix Rt (Mexico) Series M 20, 8.50%, 5/31/2029	MXN 153,000	8,721

Notas del Tesoro (Panama) 3.75%, 4/17/2026 (a)	2,070	2,218

Oriental Republic of Uruguay (Uruguay)

5.10%, 6/18/2050	1,451	1,831

4.98%, 4/20/2055	1,980	2,464

Province of Alberta (Canada) 3.30%, 3/15/2028	24,500	28,035

Province of Manitoba (Canada) 2.13%, 6/22/2026	1,250	1,308

Province of Nova Scotia (Canada) 9.25%, 3/1/2020	655	655

Province of Quebec (Canada)

7.13%, 2/9/2024	2,220	2,716

6.35%, 1/30/2026	300	377

Republic of Angola (Angola)

9.50%, 11/12/2025 (i)	2,300	2,564

8.00%, 11/26/2029 (a) (b)	3,660	3,669

9.38%, 5/8/2048 (i)	2,500	2,544

9.13%, 11/26/2049 (i)	2,530	2,511

Republic of Colombia (Colombia)

10.38%, 1/28/2033	370	607

5.00%, 6/15/2045	1,450	1,757

Republic of Costa Rica (Costa Rica) 4.38%, 4/30/2025 (i)	2,336	2,320

Republic of Cote d’Ivoire (Ivory Coast)

5.75%, 12/31/2032 (i) (j)	1,710	1,652

6.13%, 6/15/2033 (i)	3,266	3,338

6.88%, 10/17/2040 (a)	EUR 1,400	1,619

6.88%, 10/17/2040 (i)	EUR 500	578

Republic of El Salvador (El Salvador)

7.75%, 1/24/2023 (i)	2,790	3,044

8.63%, 2/28/2029 (i)	1,080	1,292

7.12%, 1/20/2050 (i)	2,965	3,096

7.12%, 1/20/2050 (a) (b)	970	1,013

Republic of Ghana (Ghana) 8.75%, 3/11/2061 (a) (b)	2,700	2,673

Republic of Guatemala (Guatemala) 4.90%, 6/1/2030 (a) (b)	1,190	1,288

Republic of Honduras (Honduras) 7.50%, 3/15/2024 (i)	2,150	2,386

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	143

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Foreign Government Securities — continued

Republic of Kazakhstan (Kazakhstan) 4.88%, 10/14/2044 (i)	400	513

Republic of North Macedonia (Macedonia, the Former Yugoslav Republic of)

2.75%, 1/18/2025 (i)	EUR 2,250	2,688

2.75%, 1/18/2025 (a)	EUR 423	505

Republic of Paraguay (Paraguay)

4.63%, 1/25/2023 (i)	2,700	2,860

5.00%, 4/15/2026 (i)	1,500	1,676

4.70%, 3/27/2027 (i)	1,100	1,230

5.60%, 3/13/2048 (i)	2,489	3,059

Republic of Serbia (Serbia) 1.50%, 6/26/2029 (a)	EUR 3,840	4,366

Republic of South Africa (South Africa)

4.88%, 4/14/2026	1,130	1,182

4.30%, 10/12/2028	1,742	1,717

5.38%, 7/24/2044	400	382

5.65%, 9/27/2047	1,500	1,440

Republic of Turkey (Turkey)

5.75%, 3/22/2024	2,600	2,616

5.25%, 3/13/2030	2,590	2,351

4.88%, 4/16/2043	3,600	2,910

Romania Government Bond (Romania) 4.63%, 4/3/2049 (i)	EUR 1,200	1,666

Russian Federation (Russia) 12.75%, 6/24/2028 (i)	1,750	3,014

State of Mongolia (Mongolia) 10.88%, 4/6/2021 (i)	2,403	2,556

State of Qatar (Qatar) 5.10%, 4/23/2048 (i)	2,450	3,252

Sultanate of Oman Government Bond (Oman)

5.38%, 3/8/2027 (i)	1,200	1,197

5.63%, 1/17/2028 (i)	2,850	2,836

6.00%, 8/1/2029 (i)	1,672	1,687

6.75%, 1/17/2048 (i)	1,679	1,583

Ukraine Government Bond (Ukraine)

7.75%, 9/1/2021 (i)	3,600	3,789

7.75%, 9/1/2023 (i)	3,700	4,000

7.75%, 9/1/2025 (i)	2,500	2,721

7.38%, 9/25/2032 (i)	2,645	2,838

United Arab Emirates Government Bond (United Arab Emirates) 4.13%, 10/11/2047 (i)	2,750	3,320

United Mexican States (Mexico)

3.75%, 1/11/2028 (b)	376	403

4.50%, 4/22/2029	2,400	2,715

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

4.75%, 3/8/2044	1,800	2,086

Total Foreign Government Securities (Cost $205,918)		216,410

Loan Assignments — 0.2% (p)

Chemicals — 0.0% (c)

Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 3.69%, 6/1/2024 (g)	1,174	1,149

Construction & Engineering — 0.1%

Thor, Inc. 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 4.25%), 4.25%, 2/11/2030 ‡ (g)	5,998	5,852

Containers & Packaging — 0.0% (c)

Berry Global, Inc., 1st Lien Term Loan W (ICE LIBOR USD 1 Month + 2.00%), 3.67%, 10/1/2022 (g)	600	592

Diversified Telecommunication Services — 0.0% (c)

Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.85%, 10/2/2024 (g)	1,532	1,527

Electronic Equipment, Instruments & Components — 0.0% (c)

II-VI, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.10%, 5/8/2026 (g)	1,760	1,738

Food & Staples Retailing — 0.0% (c)

Moran Foods LLC, 1st Lien Bridge Loan (ICE LIBOR USD 3 Month + 8.00%), 9.91%, 4/3/2020 (g)	210	210

Moran Foods LLC, Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 9.78%, 12/5/2023 (g)	5,417	894

United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.85%, 10/22/2025 (g) (q)	1,541	1,285

		2,389

Hotels, Restaurants & Leisure — 0.0% (c)

CCM Merger Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.85%, 8/6/2021 (g)	2,860	2,855

Leisure Products — 0.0% (c)

FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 11.94%, 5/16/2022 ‡ (g)	189	189

FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2049 ‡ (d) (g)	772	—	(e)

		189

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)
Loan Assignments — continued

Media — 0.0% (c)

Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.10%, 1/31/2025 (g)	1,866	1,846

Oil, Gas & Consumable Fuels — 0.1%

Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%; ICE LIBOR USD 3 Month + 5.25%), 7.02%, 8/25/2023 (g)	2,206	1,657

Ultra Resources, Inc., Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.60%, 4/12/2024 (g)	3,483	1,907

		3,564

Pharmaceuticals — 0.0% (c)

Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 3 Month + 5.50%), 7.45%, 9/6/2024 (g)	624	583

Specialty Retail — 0.0% (c)

Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 8.42%, 12/18/2026 (g) (r)	1,536	1,475

Total Loan Assignments (cost $26,850)		23,759

Municipal Bonds — 0.1% (s)

California — 0.1%

Education — 0.0% (c)

Regents of the University of California Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	1,820	1,848

University of California Series AD, Rev., 4.86%, 5/15/2112	774	1,184

		3,032

General Obligation — 0.1%

State of California, Various Purpose GO, 7.35%, 11/1/2039	1,980	3,226

Transportation — 0.0% (c)

City of Los Angeles, Department of Airports Series 2009C, Rev., 6.58%, 5/15/2039	1,000	1,413

Utility — 0.0% (c)

Alameda County Joint Powers Authority, Multiple Capital Projects Series 2010A, Rev., 7.05%, 12/1/2044	200	346

Total California		8,017

INVESTMENTS	PRINCIPAL AMOUNT (000)	VALUE (000)

District of Columbia — 0.0% (c)

Water & Sewer — 0.0% (c)

District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series 2014A, Rev., 4.81%, 10/1/2114	345	541

New York — 0.0% (c)

Special Tax — 0.0% (c)

New York State Dormitory Authority, State Personal Income Tax, General Purpose

Series 2010H, Rev., 5.29%, 3/15/2033	560	717

Series 2010H, Rev., 5.39%, 3/15/2040	1,165	1,607

		2,324

Transportation — 0.0% (c)

Port Authority of New York and New Jersey, Consolidated

Series 164, Rev., 5.65%, 11/1/2040	1,450	2,160

Series 165, Rev., 5.65%, 11/1/2040	155	231

Series 174, Rev., 4.46%, 10/1/2062	740	1,011

		3,402

Total New York		5,726

Ohio — 0.0% (c)

Education — 0.0% (c)

Ohio State University, General Receipts

Series A, Rev., 4.80%, 6/1/2111	1,563	2,411

Rev., 5.59%, 12/1/2114	2,000	3,117

		5,528

Utility — 0.0% (c)

American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,040	1,789

Total Ohio		7,317

Total Municipal Bonds (Cost $16,127)		21,601

	SHARES (000)
Common Stocks — 0.0% (c)

Aerospace & Defense — 0.0% (c)

Remington Outdoor Co., Inc. * ‡	15	11

Communications Equipment — 0.0% (c)

Goodman Networks, Inc. * ‡	39	—	(e)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	145

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

INVESTMENTS	SHARES (000)	VALUE (000)
Common Stocks — continued

Diversified Financial Services — 0.0% (c)

ACC Claims Holdings LLC * ‡ (b)	1,551	16

Energy Equipment & Services — 0.0% (c)

Telford Offshore Holdings Ltd. (Cayman Islands) * ‡	34	13

Independent Power and Renewable Electricity Producers — 0.0% (c)

Vistra Energy Corp.	3	50

Media — 0.0% (c)

Clear Channel Outdoor Holdings, Inc. *	502	1,040

iHeartMedia, Inc., Class A * (b)	15	224

		1,264

Oil, Gas & Consumable Fuels — 0.0% (c)

Penn Virginia Corp. *	14	229

Penn Virginia Corp. * ‡	8	120

		349

Pharmaceuticals — 0.0% (c)

Advanz Pharma Corp. Ltd. (Canada) *	275	1,251

Advanz Pharma Corp. Ltd. (Canada) * ‡	26	117

		1,368

Software — 0.0% (c)

Avaya Holdings Corp. * (b)	203	2,629

Specialty Retail — 0.0% (c)

Claire’s Stores, Inc. * ‡	2	1,153

Total Common Stocks (Cost $11,454)		6,853

Preferred Stocks — 0.0% (c)

Automobiles — 0.0% (c)

General Motors Co.

7.25%, 4/15/2041 ‡	21	—	(e)

7.38%, 5/15/2048 ‡	55	—	(e)

7.38%, 10/1/2051 ‡	1	—

7.25%, 2/15/2052 ‡	42	—	(e)

Motors Liquidation Co. 7.25%, 7/15/2041 ‡	1	—	(e)

		—	(e)

Communications Equipment — 0.0% (c)

Goodman Networks, Inc. (Preference) * ‡	46	—	(e)

Internet & Direct Marketing Retail — 0.0% (c)

MYT Holding Co. 10.00%, 6/7/2029 (a)	2,441	2,222

Specialty Retail — 0.0% (c)

Claire’s Stores, Inc. * ‡	1	2,198

Total Preferred Stocks (Cost $3,085)		4,420

INVESTMENTS	NO. OF WARRANTS (000)	VALUE (000)
Warrants — 0.0% (c)

Oil, Gas & Consumable Fuels — 0.0% (c)

Ultra Petroleum Corp. expiring 7/14/2025, price 1.00 USD (Canada) *	268	9

Wireless Telecommunication Services — 0.0% (c)

iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD * ‡	112	1,563

Total Warrants (Cost $1,998)		1,572

	PRINCIPAL AMOUNT (000)
Convertible Bonds — 0.0% (c)

Oil, Gas & Consumable Fuels — 0.0% (c)

Whiting Petroleum Corp. 1.25%, 4/1/2020(Cost $1,313)	1,316	1,174

	NO. OF RIGHTS (000)
Rights — 0.0% (c)

Independent Power and Renewable Electricity Producers — 0.0% (c)

Vistra Energy Corp., expiring 12/31/2049 * ‡ (Cost $—)	103	110

	SHARES
Convertible Preferred Stocks — 0.0% (c)

Automobiles — 0.0% (c)

General Motors Co.

5.25%, 3/6/2032 * ‡	120	—	(e)

1.50%, 7/15/2033 ‡	385	—	(e)

		—	(e)

Total Convertible Preferred Stocks (Cost $–)		—	(e)

	PRINCIPAL AMOUNT (000)
Short-Term Investments — 8.2%

Foreign Government Treasury Bills — 0.0% (c)

Arab Republic of Egypt (Egypt)

15.10%, 7/14/2020 (o)	50,500	3,068

14.39%, 9/8/2020 (o)	15,600	929

Egypt Treasury Bills (Egypt) 14.39%, 7/28/2020 (o)	35,400	2,150

Total Foreign Government Treasury Bills (Cost $6,045)		6,147

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	SHARES (000)	VALUE (000)
Short-Term Investments — continued

Investment Companies — 7.0%

JPMorgan Prime Money Market Fund Class Institutional Shares, 1.62% (t) (u)(Cost $1,097,495)	1,097,203	1,097,752

Investment of Cash Collateral from Securities Loaned — 1.2%

JPMorgan Securities Lending Money Market Fund Agency Class SL Shares, 1.73% (t) (u)	155,030	155,061

JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.51% (t) (u)	27,522	27,522

Total Investment Of Cash Collateral From Securities Loaned (Cost $182,573)		182,583

Total Short-Term Investments (Cost $1,286,113)		1,286,482

Total Investments — 101.2% (Cost $15,005,624)		15,863,984
Liabilities in Excess of Other Assets — (1.2)%		(192,930)

NET ASSETS — 100.0%		15,671,054

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 29, 2020.
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
EUR	Euro
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global medium term note
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of February 29, 2020. The rate may be subject to a cap and floor.

IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
OYJ	Public Limited Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 is approximately $175,797,000.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Defaulted security.
(e)	Amount rounds to less than one thousand.
(f)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 29, 2020.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2020.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	147

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(j)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 29, 2020.
(k)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 29, 2020.
(m)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(n)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.

(o)	The rate shown is the effective yield as of February 29, 2020.
(p)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(q)	All or a portion of this security is unsettled as of February 29, 2020. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(r)	Fund is subject to legal or contractual restrictions on the resale of the security.
(s)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(t)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(u)	The rate shown is the current yield as of February 29, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of February 29, 2020 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

U.S. Treasury 2 Year Note	2,326	06/2020	USD	507,850	2,994

U.S. Treasury 5 Year Note	7,222	06/2020	USD	886,444	10,141

U.S. Treasury 10 Year Note	717	06/2020	USD	96,593	1,493

U.S. Treasury Ultra Bond	2,549	06/2020	USD	529,874	15,580

					30,208

Short Contracts

U.S. Treasury 5 Year Note	(730)	06/2020	USD	(89,602)	(1,017)

U.S. Treasury 10 Year Note	(336)	06/2020	USD	(45,265)	(702)

U.S. Treasury 10 Year Ultra Note	(3,315)	06/2020	USD	(498,079)	(9,279)

U.S. Treasury Long Bond	(1,907)	06/2020	USD	(324,965)	(8,362)

U.S. Treasury Ultra Bond	(234)	06/2020	USD	(48,643)	(1,448)

					(20,808)

					9,400

Abbreviations
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

Forward foreign currency exchange contracts outstanding as of February 29, 2020 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	15,870	USD	17,417	HSBC Bank, NA	3/4/2020	104
USD	17,536	EUR	15,870	Merrill Lynch International	3/4/2020	15
RUB	382,500	USD	5,676	Barclays Bank plc **	3/31/2020	6
USD	9,213	MXN	177,485	Merrill Lynch International	3/31/2020	237
USD	13,955	RUB	907,123	Barclays Bank plc **	3/31/2020	479
EUR	656	USD	711	Merrill Lynch International	4/3/2020	14

Total unrealized appreciation						855

MXN	1,772	USD	92	Goldman Sachs International	3/31/2020	(2)
RUB	330,763	USD	5,014	Citibank, NA **	3/31/2020	(100)
RUB	193,860	USD	2,950	Goldman Sachs International **	3/31/2020	(70)
USD	17,073	EUR	15,774	BNP Paribas	3/31/2020	(372)
USD	17,450	EUR	15,870	HSBC Bank, NA	4/3/2020	(105)

Total unrealized depreciation						(649)

Net unrealized appreciation						206

Abbreviations

EUR	Euro
MXN	Mexican Peso
RUB	Russian Ruble
USD	United States Dollar
* *	Non-deliverable forward.

Over- the- Counter (“OTC”) Credit default swap contracts outstanding — buy protection (a) as of February 29, 2020 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)		UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Federative Republic of Brazil, 4.25%, 1/07/2025	1.00	Quarterly	Barclays Bank plc	6/20/2024	1.24	USD	75,000	1,388	(795)	593

Centrally Cleared Credit default swap contracts outstanding — buy protection (a) as of February 29, 2020 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.EM.25-V2	1.00	Quarterly	6/20/2021	0.74	USD 50,000	1,082	(1,334)	(252)
CDX.NA.HY.33-V2	5.00	Quarterly	12/20/2024	3.78	USD 76,000	(5,233)	657	(4,576)
CDX.NA.HY.33-V2	5.00	Quarterly	12/20/2024	3.78	USD 76,000	(5,275)	698	(4,577)

						(9,426)	21	(9,405)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	149

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

Summary of total swap contracts outstanding as of February 29, 2020 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets

OTC Credit default swap contracts outstanding — buy protection	1,388	593

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Loan Assignments — 86.5% (a)

Aerospace & Defense — 2.0%

Bombardier Recreational Products, Inc., 1st Lien Term Loan B (Canada) (ICE LIBOR USD 3 Month + 2.00%), 3.60%, 12/30/2027 (b) (c)	5,692	5,614

MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.36%, 10/4/2024 (b) (c)	4,942	4,633

TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.25%), 3.85%, 12/9/2025 (b) (c)	10,495	10,246

		20,493

Air Freight & Logistics — 0.2%

XPO Logistics, Inc., Term Loan (ICE LIBOR USD 3 Month + 2.00%), 3.61%, 2/24/2025 (b)	2,098	2,069

Airlines — 0.9%

American Airlines, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 3.66%, 12/15/2023 (b)	4,105	3,973

WestJet Airlines Ltd., 1st Lien Term Loan (Canada) (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 12/11/2026 (b)	5,210	5,010

		8,983

Auto Components — 1.2%

Adient US LLC, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 4.00%; ICE LIBOR USD 3 Month + 4.00%), 6.14%, 5/6/2024 (b)	3,984	3,894

Tenneco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.60%, 12/31/2100 (b) (c)	4,239	3,969

USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.94%, 5/16/2024 (b)	4,704	4,587

		12,450

Automobiles — 0.8%

Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 2 Month + 2.75%), 4.37%, 8/14/2024 (b)	8,292	8,027

Building Products — 0.5%

Advanced Drainage Systems, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.94%, 7/31/2026 (b)	1,803	1,792

Summit Materials LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 3.60%, 11/21/2024 (b)	2,856	2,835

		4,627

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — 3.2%

Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 3.69%, 6/1/2024 (b)	6,089	5,958

Gates Global LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.35%, 4/1/2024 (b) (c)	5,251	5,145

Momentive Performance, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.86%, 5/15/2024 (b)	6,247	5,974

Pelican Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.16%, 5/1/2025 (b)	3,427	3,301

Pelican Products, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 7.75%), 9.41%, 5/1/2026 (b)	2,205	2,092

Trinseo Materials Operating SCA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 3.60%, 9/6/2024 (b)	5,695	5,524

Tronox Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 4.49%, 9/23/2024 (b)	4,108	4,001

		31,995

Commercial Services & Supplies — 1.1%

Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.91%, 9/23/2026 (b)	11,220	10,898

Communications Equipment — 2.0%

API Group Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.10%, 10/1/2026 (b)	5,781	5,708

Avaya, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.90%, 12/15/2024 (b)	5,847	5,545

CommScope, Inc., 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 3.25%), 4.85%, 4/6/2026 (b)	6,820	6,700

Plantronics, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.10%, 7/2/2025 (b)	2,590	2,368

		20,321

Construction & Engineering — 1.2%

Pike Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.86%, 7/24/2026 (b)	6,758	6,689

Zekelman Industries, Inc., 1st Lein Term Loan (ICE LIBOR USD 3 Month + 2.25%), 3.85%, 1/17/2027 (b)	5,750	5,628

		12,317

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	151

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Containers & Packaging — 2.6%

Berry Global, Inc., 1st Lien Term Loan W (ICE LIBOR USD 1 Month + 2.00%), 3.67%, 10/1/2022 (b)	677	668

Berry Global, Inc., 1st Lien Term Loan X

(ICE LIBOR USD 1 Month + 2.00%), 3.67%, 1/19/2024 (b)	1,693	1,667

Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.08%, 4/3/2024 (b)	6,637	6,327

Consolidated Container, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.35%, 5/22/2024 (b) (c)	5,021	4,958

Reynolds Group Holdings, Inc., Term Loan

(ICE LIBOR USD 1 Month + 2.75%), 4.35%, 2/5/2023 (b)	7,369	7,287

Ring Container Technologies LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.35%, 10/31/2024 (b)	1,760	1,742

Viskase Cos., Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.19%, 1/30/2021 (b)	3,908	3,674

		26,323

Diversified Consumer Services — 1.7%

Allied Universal Holdco LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.85%, 7/10/2026 (b) (c)	3,697	3,654

Diamond Sports Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.88%, 8/24/2026 (b)	5,880	5,351

Ensemble RCM LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 5.51%, 8/3/2026 (b)	2,593	2,576

St. George’s University Scholastic Services LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.86%, 7/17/2025 (b)	5,999	5,980

		17,561

Diversified Financial Services — 0.6%

CVS Holdings I LP, Delayed Draw Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.85%, 8/31/2026 (b)	238	233

Ineos Enterprises Group Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.91%, 8/28/2026 (b)	3,951	3,892

Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 1 Month + 7.00%), 8.60%, 3/21/2025 (b)	1,592	1,576

		5,701

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — 7.6%

Centurylink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 3.85%, 3/15/2027 (b) (c)	18,594	18,021

Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.85%, 10/2/2024 (b) (c)	9,911	9,877

Dawn Acquisition LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 5.69%, 12/31/2025 (b)	3,187	3,018

Getty Images, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 6.13%, 2/19/2026 (b) (c)	4,812	4,656

Hargray Communications Group, Inc., Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.60%, 5/16/2024 (b)	10,399	10,224

Intelsat Jackson Holdings, 1st Lien Term Loan (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 5.68%, 11/27/2023 (b)	20,950	20,653

Iridium Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.35%, 11/4/2026 (b)	950	949

Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.10%, 11/1/2024 (b) (c)	3,183	2,562

Securus Technologies Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 8.25%), 9.85%, 11/1/2025 (b)	1,153	524

Windstream Corp., 1st Lien Term Loan B (1-MONTH PRIME + 5.00%), 9.75%, 3/29/2021 (b)	6,318	5,639

		76,123

Electric Utilities — 1.7%

Calpine Construction Finance Co. LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 3.60%, 1/15/2025 (b)	4,170	4,102

Carroll County Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.44%, 2/16/2026 (b)	3,710	3,697

Edgewater Generation LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.35%, 12/13/2025 (b)	3,084	2,956

Frontera Generation Holdings LLC, 1st Lien Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.91%, 5/2/2025 (b)	3,045	2,578

Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.35%, 1/30/2024 (b)	3,860	3,405

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Electric Utilities — continued

Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.75%), 5.35%, 1/30/2024 (b)	218	192

		16,930

Electrical Equipment — 1.3%

Brookfield WEC Holdings Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.60%, 8/1/2025 (b)	10,069	9,876

Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.00%, 12/31/2100 (b) (c)	3,485	3,450

		13,326

Electronic Equipment, Instruments & Components — 0.6%

II-VI, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.10%, 5/8/2026 (b)	2,467	2,436

VeriFone Systems, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 5.69%, 8/20/2025 (b)	3,256	3,134

		5,570

Entertainment — 1.2%

AMC Entertainment Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.61%, 4/22/2026 (b)	6,241	6,026

Banijay Entertainment, 1st Lien Term Loan B (France) (ICE LIBOR USD 3 Month + 4.00%), 4.00%, 2/3/2025 (b) (c)	4,400	4,323

NAI Entertainment Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.11%, 5/8/2025 (b)	1,403	1,401

		11,750

Equity Real Estate Investment Trusts (REITs) — 1.4%

ESH Hospitality, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 3.60%, 9/18/2026 (b)	29	29

GGP, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.10%, 8/27/2025 (b)	10,672	10,432

VICI Properties 1 LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 3.38%, 12/20/2024 (b)	3,445	3,376

		13,837

Food & Staples Retailing — 1.1%

BJ’s Wholesale Club, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 3.90%, 2/3/2024 (b) (c)	2,645	2,620

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food & Staples Retailing — continued

Moran Foods LLC, 1st Lien Bridge Loan (ICE LIBOR USD 3 Month + 8.00%), 9.91%, 4/3/2020 (b)	1,295	1,295

Moran Foods LLC, Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 9.78%, 12/5/2023 (b)	13,099	2,162

United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.85%, 10/22/2025 (b)	5,889	4,910

		10,987

Food Products — 3.3%

Atkins Nutritionals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.40%, 7/7/2024 (b)	3,127	3,119

B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.10%, 10/10/2026 (b)	1,951	1,929

Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.38%, 4/6/2024 (b)	15,919	15,667

Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.69%), 5.29%, 5/23/2025 (b)	2,580	2,528

Hostess Brands LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%, ICE LIBOR USD 2 Month + 2.25%; ICE LIBOR USD 3 Month + 2.25%), 3.98%, 8/3/2025 (b) (c)	4,183	4,107

JBS USA LUX SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 3.60%, 5/1/2026 (b)	6,095	5,984

		33,334

Health Care Providers & Services — 5.6%

CHG Healthcare Services, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.60%, 6/7/2023 (b)	9,965	9,884

CVS Holdings I LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.85%, 7/31/2026 (b)	2,869	2,817

Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 5.35%, 10/10/2025 (b)	7,708	6,182

Lifepoint Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.35%, 11/16/2025 (b) (c)	3,829	3,791

MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.69%, 6/7/2023 (b)	10,784	10,254

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	153

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Health Care Providers & Services — continued

Pearl Intermediate Parent LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.85%, 2/14/2025 (b)	5,502	5,416

Petvet Care Centers LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.35%, 2/14/2025 (b)	761	755

Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.35%, 2/6/2024 (b)	8,492	6,405

Tivity Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.85%, 3/6/2026 (b)	2,457	2,341

U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 6.63%, 6/26/2026 (b) (c)	2,880	2,848

WIRB Copernicus Group, Inc., 1st Lien term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.87%, 1/8/2027 (b)	5,715	5,672

		56,365

Hotels, Restaurants & Leisure — 6.8%

1011778 BC ULC, 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 1.75%), 3.35%, 11/19/2026 (b)	11,412	11,212

CEOC LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 3.60%, 10/7/2024 (b)	8,435	8,388

Club Corp Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.69%, 9/18/2024 (b)	3,534	3,276

Equinox Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.60%, 3/8/2024 (b)	5,663	5,566

Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.94%, 12/1/2023 (b)	9,535	9,297

Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.12%, 10/4/2023 (b)	7,190	7,038

Hanjin International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.10%, 10/19/2020 (b) (c)	3,837	3,798

IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.38%, 2/5/2025 (b) (c)	10,509	10,221

UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.86%, 4/29/2026 (b) (c)	7,926	7,822

Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.42%, 8/2/2026 (b)	1,406	1,378

		67,996

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Household Products — 1.0%

Clover Merger Sub, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.10%, 9/26/2024 (b)	5,924	5,644

Kik Custom Products, 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 4.00%), 5.60%, 5/15/2023 (b)	4,275	4,204

		9,848

Independent Power and Renewable Electricity Producers — 0.6%

ExGen Renewables IV LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.62%, 11/28/2024 (b)	3,563	3,541

Invenergy LLC, Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.10%, 8/28/2025 (b)	2,865	2,858

		6,399

Insurance — 1.6%

Asurion LLC, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.50%), 8.10%, 8/4/2025 (b)	2,444	2,447

Asurion LLC, Term Loan B-6 (ICE LIBOR USD 1 Month + 3.00%), 4.60%, 11/3/2023 (b)	3,151	3,117

Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 4.60%, 11/3/2024 (b)	6,565	6,493

HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 4.54%, 4/25/2025 (b)	3,889	3,775

		15,832

IT Services — 2.3%

Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.61%, 2/6/2026 (b)	3,986	3,994

Exela Intermediate LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 8.38%, 7/12/2023 (b)	5,597	2,037

Go Daddy Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 3.35%, 2/15/2024 (b) (c)	5,229	5,141

Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 4.76%, 11/3/2023 (b)	6,916	6,590

Web.Com Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.39%, 10/10/2025 (b)	1,571	1,525

Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.00%, 12/31/2100 (b) (c)	4,165	4,062

		23,349

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Leisure Products — 1.4%

Delta 2 SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.10%, 2/1/2024 (b) (c)	5,366	5,179

FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 11.94%, 5/16/2022 ‡ (b)	5,157	5,154

FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2049 ‡ (b) (d)	21,042	—	(e)

Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.10%, 12/22/2025 (b) (c)	3,431	3,132

Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.41%, 2/14/2025 (b)	1,045	1,040

		14,505

Life Sciences Tools & Services — 0.4%

Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.85%, 8/30/2024 (b)	3,833	3,758

Machinery — 0.9%

Fluidra SA, 1st Lien Term Loan B (Spain) (ICE LIBOR USD 1 Month + 2.00%), 3.60%, 7/2/2025 (b)	2,981	2,971

Hillman Group, Inc., Initial Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.60%, 5/16/2025 (b)	3,632	3,472

Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.60%, 3/28/2025 (b)	2,992	2,785

		9,228

Media — 10.9%

Altice Financing SA, 1st Lien Term Loan (ICE LIBOR USD 2 Month + 2.75%), 4.41%, 7/15/2025 (b)	6,262	6,039

Altice Financing SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.39%, 1/31/2026 (b)	1,051	1,010

CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.10%, 11/18/2024 (b)	2,917	2,877

Cineworld Finance US Inc., 1st Lien Term Loan B (United Kingdom) (ICE LIBOR USD 3 Month + 2.75%), 2.75%, 2/5/2027 (b) (c)	1,750	1,625

Cineworld Finance US, Inc., 1st Lien Term Loan B (United Kingdom) (ICE LIBOR USD 1 Month + 2.25%), 3.85%, 2/28/2025 (b)	4,912	4,533

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued

Clear Channel Outdoor Holdings Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.10%, 8/21/2026 (b)	12,369	12,199

CSC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 3.91%, 7/17/2025 (b)	6,789	6,702

CSC Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.91%, 1/15/2026 (b)	14,294	14,070

Cumulus Media New Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.35%, 3/31/2026 (b)	4,708	4,602

GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.35%, 10/10/2025 (b) (c)	5,174	5,128

Gray Television, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.91%, 2/7/2024 (b)	1,120	1,109

(ICE LIBOR USD 1 Month + 2.50%), 4.16%, 1/2/2026 (b)	5,098	5,060

Hoya Midco LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.10%, 6/30/2024 (b)	6,474	6,215

iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.50%), 4.66%, 5/1/2026 (b) (c)	9,105	8,923

Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.10%, 1/31/2025 (b)	4,732	4,682

Midcontinent Communications., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 3.44%, 8/15/2026 (b)	1,942	1,944

Mission Broadcasting, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 2.25%), 3.91%, 1/17/2024 (b)	350	348

Nexstar Broadcasting Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.85%, 1/17/2024 (b)	1,566	1,555

Nexstar Broadcasting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.41%, 9/18/2026 (b)	7,875	7,796

Numericable US LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.69%), 5.35%, 1/31/2026 (b)	7,887	7,650

Red Ventures LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.11%, 11/8/2024 (b)	2,738	2,683

Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.94%, 9/25/2026 (b)	2,800	2,676

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	155

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Media — continued

Univision Communications, Inc., 1st Lien Term Loan C-5 (ICE LIBOR USD 1 Month + 2.75%), 4.35%, 3/15/2024 (b)	795	763

		110,189

Metals & Mining — 0.6%

Aleris International, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.75%), 6.35%, 2/27/2023 (b)	5,664	5,648

Multiline Retail — 0.4%

Neiman Marcus Group Ltd. LLC, Term Loan (ICE LIBOR USD 1 Month + 6.00%), 7.67%, 10/25/2023 (b) (c)	2,543	1,954

(ICE LIBOR USD 1 Month + 5.50%), 8.17%, 10/25/2023 (b)	2,361	1,787

		3,741

Oil, Gas & Consumable Fuels — 4.3%

Blackstone CQP Holdco LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.41%, 9/30/2024 (b)	4,283	4,185

Buckeye Partners LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.41%, 11/1/2026 (b)	2,398	2,366

California Resources Corp., Senior Secured First Out (ICE LIBOR USD 3 Month + 4.75%), 6.36%, 12/31/2022 (b)	2,977	2,528

CITGO Holding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 7.00%), 8.60%, 8/1/2023 (b)	3,362	3,362

EG Group Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.96%, 2/7/2025 (b)	968	939

Euro Garages Finco Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.96%, 2/7/2025 (b)	764	742

Grizzly Acquisitions Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 5.16%, 10/1/2025 (b)	2,695	2,646

Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%; ICE LIBOR USD 3 Month + 5.25%), 7.02%, 8/25/2023 (b)	7,154	5,373

Kestrel Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.86%, 6/2/2025 (b)	3,516	3,096

Medallion Midland Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.85%, 10/30/2024 (b)	2,886	2,770

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Moda Midstream LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.85%, 9/29/2025 (b)	3,312	3,286

Oryx Midstream Services LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.60%, 5/22/2026 (b)	3,731	3,505

Prairie ECI Acquiror LP, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.75%), 6.69%, 3/11/2026 (b)	2,375	2,295

Ultra Resources, Inc., Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.60%, 4/12/2024 (b)	11,762	6,440

		43,533

Pharmaceuticals — 4.3%

Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 3 Month + 5.50%), 7.45%, 9/6/2024 (b) (c)	16,742	15,654

Endo Pharmaceuticals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.88%, 4/29/2024 (b)	4,216	4,020

Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.66%, 6/2/2025 (b) (c)	23,729	23,564

		43,238

Real Estate Management & Development — 0.8%

CityCenter Holdings LLC, Term B Loan (ICE LIBOR USD 1 Month + 2.25%), 3.85%, 4/18/2024 (b)	8,230	8,121

Road & Rail — 0.8%

Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 3.91%, 12/30/2026 (b)	2,374	2,358

Hertz Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.36%, 6/30/2023 (b)	6,130	6,088

		8,446

Software — 2.4%

Ascend Learning LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.60%, 7/12/2024 (b)	3,077	3,054

Barracuda Networks, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.86%, 2/12/2025 (b)	2,539	2,523

Greeneden US Holdings II LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.85%, 12/1/2023 (b)	4,331	4,273

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Loan Assignments — continued

Software — continued

Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.86%, 2/25/2027 (b) (c)	2,584		2,526

Landesk Software Group, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 9.00%), 10.68%, 1/20/2025 (b)	830		809

Misys, Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.28%, 6/13/2024 (b)	3,144		2,992

Project Boost Purchaser LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.10%, 6/1/2026 (b)	580		564

Qlik Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.38%, 4/26/2024 (b)	3,472		3,419

Salient CRGT, Inc., Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 8.10%, 2/28/2022 (b)	2,149		2,074

The Ultimate Software Group, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 5.35%, 5/4/2026 (b)	2,399		2,388

			24,622

Specialty Retail — 2.4%

Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 8.42%, 12/18/2026 (b) (f)	2,711		2,602

Digicert, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.60%, 10/16/2026 (b)	3,210		3,174

PetSmart, Inc., Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.66%, 3/11/2022 (b)	7,757		7,656

Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 6.66%, 4/16/2026 (b) (c)	10,644		10,306

			23,738

Technology Hardware, Storage & Peripherals — 1.2%

KDC US Holding Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.35%, 12/22/2025 (b)	6,434		6,381

Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 6.03%, 5/16/2025 (b)	5,145		5,017

Quest Software US Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 8.25%), 10.03%, 5/18/2026 (b)	1,089		1,064

Radiate Holdco LLC, Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.60%, 2/1/2024 (b) (c)	—	(e)	—	(e)

			12,462

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Textiles, Apparel & Luxury Goods — 0.2%

Samsonite IP Holdings SARL, 1st Lien Term Loan B (Luxembourg) (ICE LIBOR USD 1 Month + 1.75%), 3.35%, 4/25/2025 (b)	1,673	1,576

Wireless Telecommunication Services — 1.4%

Sprint Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.13%, 2/2/2024 (b)	9,963	9,864

Syniverse Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 6.87%, 3/9/2023 (b)	3,280	2,997

Syniverse Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 9.00%), 10.87%, 3/11/2024 (b)	1,175	819

		13,680

Total Loan Assignments (Cost $915,217)		869,896

Corporate Bonds — 7.7%

Aerospace & Defense — 0.2%

Bombardier, Inc. (Canada) 6.13%, 1/15/2023 (g)	2,000	2,004

Air Freight & Logistics — 0.2%

XPO Logistics, Inc. 6.13%, 9/1/2023 (g)	1,800	1,837

Airlines — 0.3%

American Airlines Group, Inc. 5.00%, 6/1/2022 (g)	2,505	2,511

Auto Components — 0.5%

American Axle & Manufacturing, Inc. 6.63%, 10/15/2022 (h)	5,012	5,034

Chemicals — 0.3%

Trinseo Materials Operating SCA 5.38%, 9/1/2025 (g)	2,750	2,551

Commercial Services & Supplies — 0.5%

ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 3.90%, 12/21/2065 (b) (g)	6,745	5,329

Communications Equipment — 0.4%

Plantronics, Inc. 5.50%, 5/31/2023 (g)	4,200	3,822

Construction & Engineering — 0.2%

MasTec, Inc. 4.88%, 3/15/2023	1,500	1,508

Containers & Packaging — 0.2%

Ardagh Packaging Finance plc 6.00%, 2/15/2025 (g)	2,000	2,085

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	157

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — 0.0% (i)

Texas Competitive Electric Holdings Co. LLC

8.50%, 5/1/2020 ‡ (d)	75,000	38

Electronic Equipment, Instruments & Components — 0.1%

Ingram Micro, Inc. 5.00%, 8/10/2022	1,400	1,426

Energy Equipment & Services — 0.2%

Transocean Proteus Ltd. 6.25%, 12/1/2024 (g)	2,450	2,475

Equity Real Estate Investment Trusts (REITs) — 0.1%

HAT Holdings I LLC 5.25%, 7/15/2024 (g)	1,200	1,254

Food Products — 0.2%

JBS USA LUX SA 5.88%, 7/15/2024 (g)	2,000	2,036

Health Care Providers & Services — 0.8%

Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	2,870	2,891

HCA Healthcare, Inc. 6.25%, 2/15/2021	2,000	2,078

Tenet Healthcare Corp. 4.63%, 7/15/2024	3,223	3,223

		8,192

Hotels, Restaurants & Leisure — 0.2%

CCM Merger, Inc. 6.00%, 3/15/2022 (g)	732	739

Six Flags Entertainment Corp. 4.88%, 7/31/2024 (g)	1,268	1,252

		1,991

Household Durables — 0.2%

Tempur Sealy International, Inc. 5.63%, 10/15/2023	2,000	2,035

Household Products — 0.2%

Spectrum Brands, Inc. 6.13%, 12/15/2024	2,000	2,066

IT Services — 0.0% (i)

Zayo Group LLC 6.00%, 4/1/2023	485	495

Machinery — 0.4%

ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023 (g)	1,500	1,526

Colfax Corp. 6.00%, 2/15/2024 (g)	2,000	2,073

		3,599

Media — 1.1%

Cinemark USA, Inc. 4.88%, 6/1/2023	1,279	1,273

Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024 (g)	3,082	3,275

Gray Television, Inc. 5.13%, 10/15/2024 (g)	2,000	2,050

Sirius XM Radio, Inc. 4.63%, 7/15/2024 (g)	4,250	4,381

		10,979

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Metals & Mining — 0.0% (i)

Freeport-McMoRan, Inc. 3.88%, 3/15/2023	250		251

Oil, Gas & Consumable Fuels — 0.6%

DCP Midstream Operating LP 3.88%, 3/15/2023	250		249

PBF Logistics LP 6.88%, 5/15/2023	500		512

Summit Midstream Holdings LLC 5.50%, 8/15/2022	500		428

Sunoco LP 4.88%, 1/15/2023	250		249

Targa Resources Partners LP 5.25%, 5/1/2023	250		249

TerraForm Power Operating LLC 4.25%, 1/31/2023 (g)	4,709		4,786

			6,473

Road & Rail — 0.1%

Avis Budget Car Rental LLC 5.50%, 4/1/2023	579		579

Wireless Telecommunication Services — 0.7%

Sprint Corp. 7.88%, 9/15/2023	6,150		7,032

T-Mobile USA, Inc. 4.00%, 4/15/2022 ‡	3,334		—

			7,032

Total Corporate Bonds (Cost $76,916)			77,602

	SHARES (000)
Preferred Stocks — 0.4%

Specialty Retail — 0.4%

Claire’s Stores, Inc. * ‡ (Cost $1,124)	2		3,880

Common Stocks — 0.4%

Aerospace & Defense — 0.1%

Remington Outdoor Co., Inc. * ‡	419		293

Media — 0.1%

Clear Channel Outdoor Holdings, Inc.*	369		764

iHeartMedia, Inc., Class A*	18		278

			1,042

Oil, Gas & Consumable Fuels — 0.0% (i)

Southcross Holdco Equity * ‡	1		106

Software — 0.0% (i)

Avaya Holdings Corp.*	—	(e)	1

Specialty Retail — 0.2%

Claire’s Stores, Inc. * ‡	3		2,034

Total Common Stocks (Cost $10,135)			3,476

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	NO. OF WARRANTS (000)	VALUE ($000)
Warrants — 0.2%

Wireless Telecommunication Services — 0.2%

iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD * ‡ (Cost $2,479)	138	1,939

	NO. OF RIGHTS (000)
Rights — 0.1%

Independent Power and Renewable Electricity Producers — 0.1%

Vistra Energy Corp., expiring 12/31/2049* ‡ (Cost $—)	1,250	1,337

	SHARES (000)
Short-Term Investments — 7.3%

Investment Companies — 7.2%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.44% (j) (k)(Cost $72,982)	72,982	72,982

INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral From Securities Loaned — 0.1%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.51% (j) (k) (Cost $851)	851	851

Total Short-Term Investments (Cost $73,833)		73,833

Total Investments — 102.6% (Cost $1,079,704)		1,031,963
Liabilities in Excess of Other Assets — (2.6)%		(25,777)

NET ASSETS — 100.0%		1,006,186

Percentages indicated are based on net assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SCA	Limited partnership with share capital
USD	United States Dollar

(a)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2020.
(c)	All or a portion of this security is unsettled as of February 29, 2020. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(d)	Defaulted security.

(e)	Amount rounds to less than one thousand.
(f)	Fund is subject to legal or contractual restrictions on the resale of the security.
(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(h)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 is approximately $811,000.
(i)	Amount rounds to less than 0.1% of net assets.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of February 29, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	159

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — 26.2%

U.S. Treasury Bonds

8.00%, 11/15/2021	3,635	4,065

7.25%, 8/15/2022	3,935	4,540

7.13%, 2/15/2023	2,500	2,955

5.25%, 11/15/2028	20,000	26,900

3.75%, 11/15/2043	45,000	63,774

3.00%, 5/15/2045	31,000	39,483

2.75%, 11/15/2047	35,000	43,370

U.S. Treasury Inflation Indexed Bonds 1.38%, 2/15/2044	27,500	39,257

U.S. Treasury Notes

1.13%, 4/30/2020	50,000	49,974

2.63%, 11/15/2020	30,000	30,307

2.63%, 5/15/2021	20,000	20,381

2.75%, 8/15/2021	10,000	10,255

2.00%, 11/30/2022	50,000	51,502

2.63%, 2/28/2023	25,000	26,281

2.13%, 11/30/2023	40,000	41,794

2.25%, 11/15/2024	35,000	37,122

2.13%, 5/15/2025	10,000	10,596

2.00%, 8/15/2025	20,000	21,094

1.63%, 2/15/2026	20,000	20,719

2.25%, 8/15/2027	10,000	10,855

U.S. Treasury STRIPS Bonds

2.22%, 5/15/2020 (a)	72,500	72,321

Total U.S. Treasury Obligations (Cost $571,119)		627,545

Collateralized Mortgage Obligations — 24.4%

FHLMC, REMIC

Series 1343, Class LA, 8.00%, 8/15/2022	9	9

Series 1367, Class K, 5.50%, 9/15/2022	53	55

Series 2688, Class DG, 4.50%, 10/15/2023	173	178

Series 1785, Class A, 6.00%, 10/15/2023	568	600

Series 1591, Class E, 10.00%, 10/15/2023	11	11

Series 1633, Class Z, 6.50%, 12/15/2023	97	103

Series 1694, Class PK, 6.50%, 3/15/2024	58	62

Series 3798, Class AY, 3.50%, 1/15/2026	2,763	2,882

Series 3809, Class BC, 3.50%, 2/15/2026	2,243	2,341

Series 4181, Class VA, 3.00%, 5/15/2026	2,086	2,172

Series 3188, Class GE, 6.00%, 7/15/2026	891	972

Series 3926, Class MW, 4.50%, 9/15/2026	6,351	6,861

Series 1999, Class PU, 7.00%, 10/15/2027	44	49

Series 2031, Class PG, 7.00%, 2/15/2028	94	108

Series 2035, Class PC, 6.95%, 3/15/2028	290	328

Series 2064, Class PD, 6.50%, 6/15/2028	179	205

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2095, Class PE, 6.00%, 11/15/2028	151	169

Series 4066, Class VB, 3.50%, 1/15/2029	4,651	4,954

Series 4050, Class VE, 4.00%, 1/15/2029	5,000	5,336

Series 4314, Class DY, 3.50%, 3/15/2029	1,450	1,590

Series 4336, Class YB, 3.00%, 5/15/2029	2,624	2,771

Series 2152, Class BD, 6.50%, 5/15/2029	64	72

Series 2162, Class TH, 6.00%, 6/15/2029	331	371

Series 4002, Class MV, 4.00%, 1/15/2030	11,001	11,641

Series 3737, Class DG, 5.00%, 10/15/2030	1,731	1,853

Series 3981, Class PA, 3.00%, 4/15/2031	8,758	8,958

Series 2367, Class ME, 6.50%, 10/15/2031	234	260

Series 2647, Class A, 3.25%, 4/15/2032	108	113

Series 2480, Class EJ, 6.00%, 8/15/2032	253	275

Series 4156, Class SB, IF, 3.47%, 1/15/2033 (b)	1,692	1,816

Series 4170, Class TS, IF, 3.51%, 2/15/2033 (b)	3,868	4,439

Series 4186, Class JE, 2.00%, 3/15/2033	11,718	11,967

Series 4188, Class JG, 2.00%, 4/15/2033	7,568	7,727

Series 4206, Class DA, 2.00%, 5/15/2033	5,563	5,682

Series 2611, Class QZ, 5.00%, 5/15/2033	3,326	3,745

Series 2882, Class QD, 4.50%, 7/15/2034	335	351

Series 2927, Class GA, 5.50%, 10/15/2034	189	194

Series 4429, Class HB, 3.00%, 1/15/2035	6,293	6,903

Series 2915, Class MU, 5.00%, 1/15/2035	1,954	2,252

Series 4448, Class DY, 3.00%, 3/15/2035	5,542	6,049

Series 4458, Class BW, 3.00%, 4/15/2035	10,000	10,807

Series 3085, Class VS, HB, IF, 22.09%, 12/15/2035 (b)	315	522

Series 3181, Class OP, PO, 7/15/2036	1,057	961

Series 4867, Class WF, 2.18%, 4/15/2037 (b)	11,771	11,742

Series 3413, Class B, 5.50%, 4/15/2037	319	356

Series 3325, Class JL, 5.50%, 6/15/2037	3,030	3,470

Series 3341, Class PE, 6.00%, 7/15/2037	2,085	2,418

Series 4365, Class HZ, 3.00%, 1/15/2040	6,523	6,948

Series 3699, Class QH, 5.50%, 7/15/2040	2,517	2,757

Series 4047, Class PB, 3.50%, 1/15/2041	12,000	12,979

Series 3927, Class PC, 4.50%, 9/15/2041	3,970	4,875

Series 4002, Class CY, 3.50%, 2/15/2042	4,819	5,666

Series 4039, Class SA, IF, IO, 4.84%, 5/15/2042 (b)	6,993	1,242

Series 4062, Class GY, 4.00%, 6/15/2042	6,109	7,301

Series 4091, Class BQ, 2.00%, 8/15/2042	5,000	5,028

Series 4091, Class PB, 2.00%, 8/15/2042	3,673	3,664

Series 4122, Class PY, 3.00%, 10/15/2042	3,000	3,351

Series 4394, Class PL, 3.50%, 10/15/2044	5,000	5,805

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Collateralized Mortgage Obligations — continued

Series 4594, Class GN, 2.50%, 2/15/2045	3,485		3,610

Series 4606, Class KP, 2.50%, 7/15/2046	21,051		21,816

Series 4748, Class HE, 3.00%, 1/15/2048	6,567		7,198

Series 4937, Class MD, 2.50%, 10/25/2049	24,572		25,403

Series 4925, Class PA, 3.00%, 10/25/2049	20,541		21,812

FHLMC, STRIPS

Series 155, IO, 7.00%, 11/1/2023	10		1

Series 264, Class 30, 3.00%, 7/15/2042	9,521		10,013

Series 267, Class 30, 3.00%, 8/15/2042	5,562		5,897

FHLMC, Structured Pass-Through Certificates, Whole Loan

Series T-54, Class 2A, 6.50%, 2/25/2043	1,258		1,526

Series T-56, Class APO, PO, 5/25/2043	686		650

Series T-51, Class 1A, 6.50%, 9/25/2043 (b)	1,098		1,343

FNMA, Grantor Trust, Whole Loan Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	270		316

FNMA, REMIC

Series G92-35, Class EB, 7.50%, 7/25/2022	2		2

Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(c)	—	(c)

Series 1993-146, Class E, PO, 5/25/2023	22		21

Series 1993-110, Class H, 6.50%, 5/25/2023	28		30

Series 1993-217, Class H, PO, 8/25/2023	6		6

Series 2012-63, Class VA, 4.00%, 8/25/2023	9,421		9,681

Series 1993-205, Class H, PO, 9/25/2023	4		4

Series 1993-228, Class G, PO, 9/25/2023	5		5

Series 1993-155, Class PJ, 7.00%, 9/25/2023	436		466

Series 2003-128, Class DY, 4.50%, 1/25/2024	757		795

Series 1994-51, Class PV, 6.00%, 3/25/2024	512		545

Series 1994-37, Class L, 6.50%, 3/25/2024	124		132

Series 2010-117, Class DY, 4.50%, 10/25/2025	5,000		5,448

Series 2010-155, Class B, 3.50%, 1/25/2026	4,274		4,500

Series 1998-58, Class PC, 6.50%, 10/25/2028	371		420

Series 2000-8, Class Z, 7.50%, 2/20/2030	146		167

Series 2002-92, Class FB, 2.28%, 4/25/2030 (b)	316		318

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	200		35

Series 2003-67, Class SA, HB, IF, 34.93%, 10/25/2031 (b)	67		132

Series 2011-145, Class PB, 3.50%, 1/25/2032	11,500		12,670

Series 2012-100, Class AY, 3.00%, 9/25/2032	5,750		6,258

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-21, Class PZ, 4.50%, 3/25/2033	1,720	1,868

Series 2013-106, Class PY, 3.00%, 10/25/2033	5,300	5,736

Series 2013-130, Class GY, 3.50%, 1/25/2034	3,699	4,254

Series 2014-2, Class QB, 3.00%, 2/25/2034	2,745	2,987

Series 2004-46, Class QD, IF, 17.49%, 3/25/2034 (b)	418	542

Series 2004-54, Class FL, 2.03%, 7/25/2034 (b)	752	751

Series 2015-11, Class AQ, 3.00%, 3/25/2035	6,000	6,467

Series 2005-22, Class EH, 5.00%, 4/25/2035	3,301	3,781

Series 2015-28, Class GB, 3.50%, 5/25/2035	4,000	4,564

Series 2009-89, Class A1, 5.41%, 5/25/2035	257	270

Series 2015-41, Class AY, 3.00%, 6/25/2035	4,653	5,167

Series 2015-51, Class LY, 3.00%, 7/25/2035	4,429	4,728

Series 2006-3, Class SB, IF, IO, 5.07%, 7/25/2035 (b)	1,716	164

Series 2005-58, Class EP, 5.50%, 7/25/2035	391	435

Series 2015-59, Class EB, 3.00%, 8/25/2035	5,879	6,334

Series 2005-83, Class LA, 5.50%, 10/25/2035	572	645

Series 2005-116, Class PC, 6.00%, 1/25/2036	2,726	3,057

Series 2006-51, Class FP, 1.98%, 3/25/2036 (b)	3,223	3,213

Series 2016-28, Class DW, 3.50%, 5/25/2036	4,491	5,183

Series 2006-81, Class FA, 1.98%, 9/25/2036 (b)	41	41

Series 2006-110, PO, 11/25/2036	444	410

Series 2007-76, Class PE, 6.00%, 8/25/2037	1,280	1,522

Series 2012-47, Class QE, 4.00%, 5/25/2038	2,067	2,085

Series 2010-47, Class MB, 5.00%, 9/25/2039	3,210	3,669

Series 2010-68, Class EP, 4.50%, 12/25/2039	1,608	1,720

Series 2010-11, Class CB, 4.50%, 2/25/2040	277	304

Series 2010-4, Class SL, IF, 7.93%, 2/25/2040 (b)	46	71

Series 2012-115, Class ME, 1.75%, 3/25/2042	4,862	4,906

Series 2012-60, Class EP, 3.00%, 4/25/2042	3,011	3,158

Series 2012-50, Class HY, 4.00%, 5/25/2042	5,566	6,665

Series 2012-141, Class PB, 2.50%, 12/25/2042	1,400	1,476

Series 2012-139, Class JA, 3.50%, 12/25/2042	5,589	6,084

Series 2015-48, Class DE, 3.00%, 10/25/2044	11,897	12,869

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	161

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Collateralized Mortgage Obligations — continued

Series 2016-45, Class PC, 3.00%, 9/25/2045	10,350		10,935

Series 2016-38, Class NA, 3.00%, 1/25/2046	11,991		12,719

Series 2019-71, Class CA, 2.50%, 7/25/2046	20,575		21,126

Series 2019-38, Class PC, 3.00%, 2/25/2048	13,701		14,369

Series 2019-65, Class PA, 2.50%, 5/25/2048	14,730		15,110

Series 2020-12, Class JC, 2.00%, 3/25/2050	20,000		20,275

FNMA, REMIC Trust, Whole Loan

Series 1999-W4, Class A9, 6.25%, 2/25/2029	77		85

Series 2002-W7, Class A4, 6.00%, 6/25/2029	857		985

Series 2003-W1, Class 1A1, 5.27%, 12/25/2042 (b)	464		520

Series 2003-W1, Class 2A, 5.79%, 12/25/2042 (b)	248		276

Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,514		1,807

Series 2009-W1, Class A, 6.00%, 12/25/2049	720		845

FNMA, STRIPS

Series 278, Class 3, 2.92%, 11/25/2023 (b)	148		150

Series 278, Class 1, 2.71%, 8/25/2025 (b)	547		555

GNMA

Series 2004-27, Class PD, 5.50%, 4/20/2034	2,950		3,240

Series 2008-15, Class NB, 4.50%, 2/20/2038	432		475

Series 2008-40, Class SA, IF, IO, 4.74%, 5/16/2038 (b)	2,575		443

Series 2009-42, Class TX, 4.50%, 6/20/2039	8,253		9,207

Series 2009-69, Class WM, 5.50%, 8/20/2039	2,185		2,505

Series 2011-29, Class Z, 5.00%, 5/20/2040	15,668		18,943

Series 2012-126, Class BE, 2.00%, 10/20/2042	4,000		3,959

Seasoned Credit Risk Transfer Trust

Series 2019-3, Class M55D, 4.00%, 10/25/2058	3,067		3,332

Total Collateralized Mortgage Obligations (Cost $551,991)			584,523

Mortgage-Backed Securities — 20.7%

FHLMC

Pool # 611141, ARM, 4.15%, 1/1/2027 (b)	42		44

Pool # 846812, ARM, 4.32%, 4/1/2030 (b)	4		4

Pool # 390257, ARM, 2.37%, 7/1/2030 (b)	—	(c)	—	(c)

Pool # 1G2627, ARM, 4.01%, 3/1/2037 (b)	424		445

FHLMC Gold Pools, 20 Year Pool # C90830, 4.50%, 5/1/2024	73		78

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

FHLMC Gold Pools, 30 Year

Pool # A01017, 9.00%, 6/1/2021	—	(c)	—	(c)

Pool # C00078, 9.00%, 11/1/2021	—	(c)	—	(c)

Pool # C80091, 6.50%, 1/1/2024	20		23

Pool # G00229, 8.50%, 5/1/2024	5		5

Pool # C00354, 8.50%, 7/1/2024	10		11

Pool # C00376, 8.00%, 11/1/2024	9		9

Pool # C00418, 7.00%, 8/1/2025	3		3

Pool # C00414, 7.50%, 8/1/2025	10		11

Pool # D63303, 7.00%, 9/1/2025	2		2

Pool # G00981, 8.50%, 7/1/2028	15		18

Pool # C22459, 6.50%, 2/1/2029	3		4

Pool # C00742, 6.50%, 4/1/2029	102		116

Pool # C00785, 6.50%, 6/1/2029	30		33

Pool # C47318, 7.00%, 9/1/2029	309		352

Pool # C01292, 6.00%, 2/1/2032	38		44

Pool # A16155, 5.50%, 11/1/2033	58		63

Pool # C03589, 4.50%, 10/1/2040	680		749

Pool # Q41177, 3.50%, 6/1/2046	19,315		20,754

Pool # G61334, 4.00%, 3/1/2047	5,485		6,053

Pool # Q54902, 4.00%, 3/1/2048	10,676		11,331

Pool # Q54950, 4.00%, 3/1/2048	8,635		9,433

Pool # Q59727, 4.00%, 11/1/2048	13,626		14,884

FHLMC UMBS, 30 Year Pool # ZT1593, 3.50%, 1/1/2049	6,135		6,385

FNMA

Pool # 620061, ARM, 2.28%, 11/1/2027 (b)	20		20

Pool # 89406, ARM, 2.39%, 6/1/2029 (b)	8		8

Pool # 563497, ARM, 2.28%, 11/1/2040 (b)	18		18

FNMA UMBS, 15 Year Pool # MA0512, 4.00%, 9/1/2025	839		881

FNMA UMBS, 20 Year Pool # 762498, 5.00%, 11/1/2023	121		131

FNMA UMBS, 30 Year

Pool # 190257, 7.00%, 2/1/2024	13		14

Pool # 315500, 7.00%, 8/1/2025	16		17

Pool # 250575, 6.50%, 6/1/2026	14		16

Pool # 483802, 5.50%, 2/1/2029	173		194

Pool # 524949, 7.50%, 3/1/2030	14		14

Pool # 545639, 6.50%, 4/1/2032	162		190

Pool # 702435, 5.50%, 5/1/2033	851		971

Pool # 709441, 5.50%, 7/1/2033	331		377

Pool # 730711, 5.50%, 8/1/2033	471		538

Pool # 743127, 5.50%, 10/1/2033	407		468

Pool # 747628, 5.00%, 11/1/2033	892		1,009

Pool # 753662, 5.50%, 12/1/2033	620		712

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mortgage-Backed Securities — continued

Pool # 755615, 5.50%, 1/1/2034	677	777

Pool # 811755, 7.00%, 3/1/2035	1,461	1,809

Pool # 845834, 5.50%, 10/1/2035	347	390

Pool # 888201, 5.50%, 2/1/2036	165	189

Pool # 831409, 5.50%, 4/1/2036	695	794

Pool # 867420, 5.50%, 5/1/2036	408	470

Pool # 745802, 6.00%, 7/1/2036	755	884

Pool # 969708, 4.50%, 3/1/2038	151	166

Pool # AE1216, 3.50%, 1/1/2041	1,170	1,258

Pool # AE1260, 3.50%, 8/1/2041	680	732

Pool # AB5378, 3.50%, 5/1/2042	2,330	2,505

Pool # AO6710, 4.00%, 6/1/2042	4,142	4,604

Pool # AR5147, 3.00%, 3/1/2043	2,520	2,647

Pool # AT8192, 4.00%, 6/1/2043	2,893	3,137

Pool # AS1112, 4.00%, 11/1/2043	5,784	6,307

Pool # BM1109, 4.00%, 10/1/2044	4,600	5,109

Pool # AS4073, 4.00%, 12/1/2044	2,337	2,548

Pool # AL8660, 4.00%, 6/1/2045	6,903	7,675

Pool # AS5648, 3.50%, 7/1/2045	2,451	2,635

Pool # AS6208, 3.50%, 10/1/2045	1,724	1,853

Pool # AS6344, 3.50%, 12/1/2045	3,393	3,647

Pool # BM5560, 4.00%, 1/1/2046	13,864	15,389

Pool # AL8030, 4.00%, 2/1/2046	4,358	4,812

Pool # AX5520, 3.00%, 5/1/2046	1,146	1,203

Pool # AX5546, 3.00%, 9/1/2046	1,684	1,768

Pool # AX5547, 3.50%, 9/1/2046	2,697	2,899

Pool # BM3744, 4.00%, 3/1/2047	14,086	15,675

Pool # BM1049, 4.00%, 4/1/2047	17,809	19,334

Pool # CA0411, 4.00%, 9/1/2047	9,494	10,572

Pool # CA0861, 3.50%, 11/1/2047	5,173	5,560

Pool # BJ1666, 4.00%, 12/1/2047	9,603	10,367

Pool # BM3477, 4.00%, 1/1/2048	8,087	8,777

Pool # CA1006, 4.00%, 1/1/2048	10,344	11,354

Pool # CA1361, 3.50%, 2/1/2048	3,789	4,072

Pool # BD9074, 3.50%, 3/1/2048	1,813	1,948

Pool # BJ4640, 4.00%, 3/1/2048	4,072	4,386

Pool # BD9078, 4.00%, 4/1/2048	2,825	3,078

Pool # BD9077, 3.50%, 5/1/2048	1,345	1,445

Pool # BD9083, 4.00%, 7/1/2048	3,411	3,716

Pool # CA2489, 4.50%, 10/1/2048	7,106	7,609

Pool # BO3159, 3.50%, 7/1/2049	20,193	21,055

Pool # BN7416, 3.50%, 9/1/2049	2,875	3,089

Pool # BO1418, 3.50%, 9/1/2049	9,673	10,086

Pool # BO1427, 3.50%, 9/1/2049	10,018	10,446

Pool # CA4431, 3.50%, 10/1/2049	17,418	18,192

Pool # MA3803, 3.50%, 10/1/2049 (d)	10,601	11,020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # BN0803, 3.50%, 12/1/2049 (d)	5,104		5,325

Pool # MA3872, 3.50%, 12/1/2049 (d)	11,147		11,603

Pool # BN0807, 3.50%, 1/1/2050 (d)	3,219		3,359

Pool # FM2437, 3.00%, 2/1/2050	23,501		24,353

FNMA, Other

Pool # AL1353, 3.26%, 1/1/2022 (b)	6,648		6,901

Pool # AL1463, 3.26%, 1/1/2022 (b)	2,175		2,244

Pool # AM8674, 2.81%, 4/1/2025	6,500		6,938

Pool # AM4660, 3.77%, 12/1/2025	4,257		4,742

Pool # AN0571, 3.10%, 1/1/2026	6,500		7,071

Pool # AL8963, 2.97%, 5/1/2026 (b)	4,681		5,028

Pool # AN2493, 2.36%, 8/1/2026	3,966		4,166

Pool # AM7199, 3.30%, 11/1/2026	3,000		3,311

Pool # AL9769, 2.63%, 12/1/2026 (b)	6,704		7,120

Pool # AN4635, 3.01%, 2/1/2027	6,832		7,442

Pool # FN0040, 3.00%, 6/1/2027 (b)	5,107		5,532

Pool # AN6800, 2.97%, 9/1/2027	3,450		3,764

Pool # AN6825, 2.80%, 10/1/2027	4,000		4,327

Pool # AN9486, 3.57%, 6/1/2028	12,449		14,141

Pool # 405220, 6.00%, 9/1/2028	14		16

Pool # BL0550, 3.77%, 11/1/2028	2,660		3,064

Pool # AN3908, 3.12%, 1/1/2029	8,326		9,117

Pool # AN8493, 3.30%, 2/1/2030	4,924		5,553

Pool # BM5425, 3.16%, 3/1/2030 (b)	5,000		5,603

GNMA I, 30 Year

Pool # 306081, 9.00%, 8/15/2021	23		24

Pool # 780284, 9.00%, 12/15/2021	2		2

Pool # 321560, 8.00%, 7/15/2022	2		2

Pool # 337141, 7.50%, 8/15/2022	5		5

Pool # 339969, 7.00%, 12/15/2022	—	(c)	—	(c)

Pool # 332022, 7.00%, 1/15/2023	2		2

Pool # 346214, 7.00%, 1/15/2023	—	(c)	—	(c)

Pool # 346572, 7.00%, 5/15/2023	1		1

Pool # 348677, 6.50%, 6/15/2023	—	(c)	—	(c)

Pool # 349788, 6.50%, 6/15/2023	1		1

Pool # 358801, 7.50%, 6/15/2023	6		6

Pool # 359588, 7.50%, 6/15/2023	7		7

Pool # 322200, 6.50%, 7/15/2023	8		9

Pool # 346673, 7.00%, 7/15/2023	5		5

Pool # 354538, 7.00%, 7/15/2023	—	(c)	—	(c)

Pool # 357782, 7.00%, 7/15/2023	1		1

Pool # 360889, 7.00%, 7/15/2023	1		1

Pool # 344505, 6.50%, 8/15/2023	3		3

Pool # 356717, 6.50%, 8/15/2023	3		3

Pool # 345375, 6.50%, 9/15/2023	11		12

Pool # 345391, 6.50%, 10/15/2023	3		3

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	163

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Mortgage-Backed Securities — continued

Pool # 354681, 8.00%, 10/15/2023	9		9

Pool # 370927, 6.50%, 11/15/2023	—	(c)	—	(c)

Pool # 346944, 6.50%, 12/15/2023	1		1

Pool # 349265, 6.50%, 12/15/2023	8		8

Pool # 365740, 6.50%, 12/15/2023	1		1

Pool # 369830, 6.50%, 12/15/2023	1		2

Pool # 370289, 6.50%, 12/15/2023	1		1

Pool # 354747, 6.50%, 2/15/2024	74		82

Pool # 362341, 6.50%, 2/15/2024	23		26

Pool # 370338, 6.50%, 2/15/2024	1		1

Pool # 379328, 7.00%, 3/15/2024	4		4

Pool # 391552, 7.00%, 3/15/2024	36		37

Pool # 379001, 7.00%, 4/15/2024	14		14

Pool # 403212, 8.00%, 9/15/2024	7		7

Pool # 780029, 9.00%, 11/15/2024	3		3

Pool # 401860, 7.50%, 6/15/2025	1		1

Pool # 377557, 8.00%, 7/15/2025	7		8

Pool # 422308, 7.50%, 3/15/2026	15		15

Pool # 412644, 8.00%, 7/15/2026	14		14

Pool # 436445, 8.00%, 8/15/2026	—	(c)	—	(c)

Pool # 432398, 7.50%, 3/15/2027	14		14

Pool # 462562, 7.50%, 2/15/2028	21		21

Pool # 472679, 7.00%, 6/15/2028	1		1

Pool # 784010, 4.00%, 3/15/2045	511		554

Pool # 626938, 4.00%, 4/15/2045	359		403

Pool # 784041, 4.00%, 8/15/2045	3,731		4,043

Pool # 784208, 4.00%, 7/15/2046	5,253		5,692

GNMA II, 30 Year

Pool # 2324, 8.00%, 11/20/2026	13		15

Pool # 2344, 8.00%, 12/20/2026	20		22

Pool # 2512, 8.00%, 11/20/2027	50		56

Total Mortgage-Backed Securities (Cost $473,071)			496,282

Commercial Mortgage-Backed Securities — 12.9%

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KJ14, Class A2, 2.81%, 9/25/2024	5,145		5,404

Series K046, Class A2, 3.21%, 3/25/2025	6,026		6,537

Series K048, Class A2, 3.28%, 6/25/2025 (b)	6,500		7,087

Series K049, Class A2, 3.01%, 7/25/2025	3,519		3,794

Series K052, Class A2, 3.15%, 11/25/2025	6,716		7,307

Series K734, Class A2, 3.21%, 2/25/2026	7,000		7,608

Series K067, Class A2, 3.19%, 7/25/2027	6,558		7,235

Series K069, Class A2, 3.19%, 9/25/2027 (b)	3,000		3,310

Series K087, Class A1, 3.59%, 10/25/2027	5,385		5,897

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series W5FX, Class AFX, 3.34%, 4/25/2028 (b)	3,436	3,808

Series K078, Class A2, 3.85%, 6/25/2028	5,779	6,707

Series K081, Class A2, 3.90%, 8/25/2028 (b)	9,055	10,580

Series K086, Class A2, 3.86%, 11/25/2028 (b)	7,320	8,557

Series K086, Class A1, 3.67%, 12/25/2028	2,739	3,020

Series K088, Class A2, 3.69%, 1/25/2029	8,700	10,069

Series K-1511, Class A1, 3.28%, 10/25/2030	9,847	10,890

Series K-1511, Class A3, 3.54%, 3/25/2034	10,000	11,762

Series K-1512, Class A3, 3.06%, 4/25/2034	10,000	11,244

Series Q007, Class APT2, 3.33%, 10/25/2047 (b)	8,580	9,004

FNMA ACES

Series 2015-M13, Class A2, 2.71%, 6/25/2025 (b)	4,464	4,742

Series 2016-M1, Class A2, 2.94%, 1/25/2026 (b)	19,357	20,823

Series 2017-M3, Class A2, 2.48%, 12/25/2026 (b)	6,000	6,387

Series 2017-M4, Class A2, 2.59%, 12/25/2026 (b)	6,387	6,810

Series 2017-M7, Class A2, 2.96%, 2/25/2027 (b)	4,394	4,777

Series 2017-M8, Class A2, 3.06%, 5/25/2027 (b)	12,000	13,131

Series 2018-M4, Class A2, 3.04%, 3/25/2028 (b)	15,000	16,529

Series 2018-M8, Class A2, 3.33%, 6/25/2028 (b)	9,930	11,179

Series 2019-M1, Class A2, 3.56%, 9/25/2028 (b)	10,615	12,154

Series 2019-M2, Class A2, 3.63%, 11/25/2028 (b)	13,500	15,541

Series 2019-M5, Class A2, 3.27%, 1/25/2029	8,720	9,792

Series 2019-M25, Class A2, 2.33%, 11/25/2029 (b)	14,000	14,747

Series 2019-M21, Class 2A2, 2.35%, 2/25/2031	17,000	17,726

Series 2019-M4, Class A2, 3.61%, 2/25/2031	7,500	8,691

Series 2019-M31, Class A2, 2.85%, 4/25/2034	5,500	6,060

Total Commercial Mortgage-Backed Securities (Cost $285,026)		308,909

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 8.3%

FFCB

5.75%, 5/11/2026	10,000	12,725

5.75%, 12/7/2028	12,824	17,471

3.33%, 4/28/2037	15,000	18,038

FNMA

6.25%, 5/15/2029	10,000	14,249

DN, 5.00%, 5/15/2030 (a)	10,000	8,450

FNMA, STRIPS

16.89%, 5/29/2026 (a)	9,200	8,418

2.55%, 10/8/2027 (a)	8,000	7,115

Resolution Funding Corp. STRIPS

2.31%, 7/15/2020 (a)	57,000	56,736

2.09%, 10/15/2020 (a)	18,300	18,145

2.48%, 1/15/2021 (a)	5,000	4,947

DN, 19.35%, 4/15/2028 (a)	15,000	13,262

DN, 5.62%, 1/15/2030 (a)	15,700	13,419

DN, 18.59%, 4/15/2030 (a)	5,000	4,252

Total U.S. Government Agency Securities (Cost $173,096)		197,227

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 1.3%

FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027(Cost $29,110)	28,976	31,371

	SHARES (000)
Short-Term Investments — 6.8%

Investment Companies — 6.8%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.44% (e) (f) (Cost $163,468)	163,468	163,468

Total Investments — 100.6% (Cost $2,246,881)		2,409,325
Liabilities in Excess of Other Assets — (0.6)%		(15,470)

NET ASSETS — 100.0%		2,393,855

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 29, 2020.
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of February 29, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities

(a)	The rate shown is the effective yield as of February 29, 2020.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 29, 2020.
(c)	Amount rounds to less than one thousand.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of February 29, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	165

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 88.6%

Aerospace & Defense — 1.3%

Arconic, Inc.

5.13%, 10/1/2024 (a)	7,000	7,511

5.90%, 2/1/2027	5,825	6,641

6.75%, 1/15/2028	10,659	12,524

5.95%, 2/1/2037	7,024	7,795

Bombardier, Inc. (Canada)

6.00%, 10/15/2022 (b)	7,317	7,166

7.50%, 12/1/2024 (b)	17,210	17,418

TransDigm, Inc. 6.25%, 3/15/2026 (b)	27,207	28,806

		87,861

Air Freight & Logistics — 0.5%

XPO Logistics, Inc.

6.13%, 9/1/2023 (b)	15,564	15,885

6.75%, 8/15/2024 (b)	20,399	21,521

		37,406

Auto Components — 2.0%

Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a) (b)	6,590	5,684

Adient US LLC 7.00%, 5/15/2026 (b)	5,505	5,732

Allison Transmission, Inc.

5.00%, 10/1/2024 (b)	7,460	7,544

4.75%, 10/1/2027 (b)	9,665	9,906

5.88%, 6/1/2029 (b)	963	1,044

American Axle & Manufacturing, Inc.

6.25%, 4/1/2025 (a)	17,920	17,350

6.25%, 3/15/2026 (a)	13,554	13,039

6.50%, 4/1/2027 (a)	14,101	13,530

Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (b)	5,539	4,949

Dana, Inc. 5.38%, 11/15/2027	7,685	7,762

Delphi Technologies plc 5.00%, 10/1/2025 (b)	11,833	12,957

Goodyear Tire & Rubber Co. (The)

5.00%, 5/31/2026 (a)	3,050	3,001

4.88%, 3/15/2027 (a)	4,881	4,722

Icahn Enterprises LP 6.75%, 2/1/2024	7,819	8,093

JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (b)	9,354	9,874

Tenneco, Inc.

5.38%, 12/15/2024 (a)	2,575	2,321

5.00%, 7/15/2026 (a)	10,210	8,780

		136,288

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobiles — 0.0% (c)

General Motors Co.

7.70%, 4/15/2016 ‡ (d)	25,800	—	(e)

7.40%, 9/1/2025 ‡ (d)	9,300	—	(e)

Motors Liquidation Co.

8.25%, 7/15/2023 ‡ (d)	20,000	—	(e)

0.00%, 6/15/2024 ‡ (d)	12,550	—	(e)

6.75%, 5/1/2028 ‡ (d) (f)	10,255	—	(e)

0.00%, 7/15/2033 ‡ (d)	34,006	—	(e)

7.75%, 3/15/2036 ‡ (d)	3,415	—	(e)

7.38%, 5/23/2048 ‡ (d)	6,000	—	(e)

		—	(e)

Banks — 1.4%

Bank of America Corp. Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (a) (g) (h) (i)	17,177	19,043

Barclays plc (United Kingdom)

(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023 (g) (h) (i)	6,252	6,689

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.67%), 8.00%, 6/15/2024 (g) (h) (i)	10,787	11,866

Citigroup, Inc.

Series R, (ICE LIBOR USD 3 Month + 4.48%), 6.13%, 11/15/2020 (g) (h) (i)	5,195	5,220

Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (g) (h) (i)	2,725	2,936

Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (g) (h) (i)	9,565	10,625

Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (b) (g) (h) (i)	5,777	6,820

Royal Bank of Scotland Group plc (United Kingdom)

(USD Swap Semi 5 Year + 5.80%), 7.50%, 8/10/2020 (g) (h) (i)	14,572	14,709

(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021 (g) (h) (i)	4,790	5,068

Societe Generale SA (France) (USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021 (a) (b) (g) (h) (i)	14,360	15,013

		97,989

Building Products — 1.2%

Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (b)	3,240	3,349

American Woodmark Corp. 4.88%, 3/15/2026 (b)	505	511

Griffon Corp. 5.75%, 3/1/2028 (b)	13,285	13,385

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Building Products — continued

JELD-WEN, Inc. 4.88%, 12/15/2027 (b)	14,706	15,210

PGT Innovations, Inc. 6.75%, 8/1/2026 (b)	6,585	7,112

Standard Industries, Inc.

6.00%, 10/15/2025 (b)	16,585	17,331

5.00%, 2/15/2027 (b)	5,605	5,754

4.75%, 1/15/2028 (b)	7,410	7,626

Summit Materials LLC

6.13%, 7/15/2023	4,320	4,342

5.13%, 6/1/2025 (b)	8,090	8,211

		82,831

Capital Markets — 0.5%

LPL Holdings, Inc. 5.75%, 9/15/2025 (b)	17,219	17,865

MSCI, Inc.

5.75%, 8/15/2025 (b)	1,700	1,759

5.38%, 5/15/2027 (b)	11,910	12,744

		32,368

Chemicals — 1.9%

Axalta Coating Systems LLC 4.88%, 8/15/2024 (b)	725	735

Chemours Co. (The) 7.00%, 5/15/2025 (a)	20,289	18,919

CVR Partners LP 9.25%, 6/15/2023 (b)	46,612	47,544

Hexion, Inc. 7.88%, 7/15/2027 (a) (b)	9,180	9,111

NOVA Chemicals Corp. (Canada)

5.00%, 5/1/2025 (b)	9,382	9,148

5.25%, 6/1/2027 (b)	11,511	10,939

OCI NV (Netherlands) 5.25%, 11/1/2024 (a) (b)	7,210	7,354

Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029 (b)	3,052	3,159

Starfruit Finco BV (Netherlands) 8.00%, 10/1/2026 (a) (b)	2,995	2,972

Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a) (b)	17,679	16,397

Valvoline, Inc. 4.25%, 2/15/2030 (b)	5,330	5,257

		131,535

Commercial Services & Supplies — 1.4%

ACCO Brands Corp. 5.25%, 12/15/2024 (b)	7,092	7,290

ADT Security Corp. (The) 4.88%, 7/15/2032 (b)	7,500	7,089

Allied Universal Holdco LLC

6.63%, 7/15/2026 (b)	4,938	5,179

9.75%, 7/15/2027 (b)	3,446	3,678

Aramark Services, Inc. 5.00%, 2/1/2028 (a) (b)	9,530	9,947

Brink’s Co. (The) 4.63%, 10/15/2027 (b)	22,249	22,805

Harsco Corp. 5.75%, 7/31/2027 (a) (b)	4,035	3,974

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Services & Supplies — continued

ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 3.90%, 12/21/2065 (b) (h)	2,554	2,018

Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (a) (b)	4,567	4,510

Nielsen Finance LLC 5.00%, 4/15/2022 (b)	7,019	6,984

Prime Security Services Borrower LLC

5.25%, 4/15/2024 (b)	5,000	5,175

5.75%, 4/15/2026 (a) (b)	17,345	18,039

		96,688

Communications Equipment — 1.3%

CommScope Technologies LLC

6.00%, 6/15/2025 (b)	10,787	10,140

5.00%, 3/15/2027 (a) (b)	7,470	6,759

CommScope, Inc.

5.00%, 6/15/2021 (b)	452	452

5.50%, 3/1/2024 (b)	9,652	9,792

5.50%, 6/15/2024 (b)	9,665	9,183

6.00%, 3/1/2026 (a) (b)	17,195	17,649

8.25%, 3/1/2027 (a) (b)	18,669	18,832

Plantronics, Inc. 5.50%, 5/31/2023 (a) (b)	17,130	15,589

		88,396

Construction & Engineering — 0.2%

MasTec, Inc. 4.88%, 3/15/2023	13,413	13,480

Construction Materials — 0.2%

Cemex SAB de CV (Mexico) 7.75%, 4/16/2026 (b)	16,090	17,007

Consumer Finance — 2.3%

Ally Financial, Inc.

5.75%, 11/20/2025	18,469	20,845

8.00%, 11/1/2031	8,769	12,139

Curo Group Holdings Corp. 8.25%, 9/1/2025 (b)	28,638	24,271

Ford Motor Credit Co. LLC

4.39%, 1/8/2026	9,070	9,158

4.54%, 8/1/2026	18,445	18,920

4.27%, 1/9/2027	8,775	8,701

Global Aircraft Leasing Co. Ltd. (Cayman Islands) 6.50% (cash), 9/15/2024 (b) (j)	12,340	12,116

ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 4.15%, 12/21/2065 (b) (h)	26,531	21,623

Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (b)	2,500	2,749

Springleaf Finance Corp.

6.88%, 3/15/2025	5,670	6,237

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	167

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Consumer Finance — continued

7.13%, 3/15/2026	13,820	15,340

6.63%, 1/15/2028	6,300	6,915

		159,014

Containers & Packaging — 1.9%

Ardagh Packaging Finance plc

6.00%, 2/15/2025 (b)	19,575	20,407

5.25%, 8/15/2027 (a) (b)	18,060	18,354

Berry Global, Inc. 4.88%, 7/15/2026 (b)	8,505	8,651

Greif, Inc. 6.50%, 3/1/2027 (b)	18,389	19,779

LABL Escrow Issuer LLC 6.75%, 7/15/2026 (b)	9,727	10,191

Mauser Packaging Solutions Holding Co.

5.50%, 4/15/2024 (b)	23,611	23,376

7.25%, 4/15/2025 (a) (b)	14,954	14,493

Trivium Packaging Finance BV (Netherlands)

5.50%, 8/15/2026 (b) (k)	5,803	6,013

8.50%, 8/15/2027 (b) (k)	5,412	5,690

		126,954

Distributors — 0.5%

Performance Food Group, Inc. 5.50%, 10/15/2027 (b)	4,773	5,029

Wolverine Escrow LLC

9.00%, 11/15/2026 (b)	18,865	18,818

13.13%, 11/15/2027 (b)	7,055	7,408

		31,255

Diversified Consumer Services — 0.3%

Service Corp. International

8.00%, 11/15/2021	10,675	11,422

4.63%, 12/15/2027	1,400	1,467

5.13%, 6/1/2029	4,455	4,817

		17,706

Diversified Financial Services — 1.4%

ACE Cash Express, Inc. 12.00%, 12/15/2022 (b)	14,183	11,453

CNG Holdings, Inc. 12.50%, 6/15/2024 (b)	29,555	27,929

MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a) (b)	36,542	33,992

Refinitiv US Holdings, Inc.

6.25%, 5/15/2026 (b)	8,101	8,729

8.25%, 11/15/2026 (b)	11,477	12,636

		94,739

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — 10.2%

Altice France SA (France)

7.38%, 5/1/2026 (b)	28,992	30,404

8.13%, 2/1/2027 (b)	13,201	14,386

CCO Holdings LLC

5.13%, 2/15/2023 (a)	7,690	7,748

5.88%, 4/1/2024 (b)	62,899	64,610

5.75%, 2/15/2026 (b)	51,915	53,976

5.50%, 5/1/2026 (b)	39,944	41,446

5.13%, 5/1/2027 (b)	27,691	28,790

5.00%, 2/1/2028 (b)	8,645	8,991

5.38%, 6/1/2029 (b)	12,091	12,873

4.75%, 3/1/2030 (b)	32,409	33,381

CenturyLink, Inc.

Series T, 5.80%, 3/15/2022	10,225	10,723

Series Y, 7.50%, 4/1/2024 (a)	7,240	8,115

5.63%, 4/1/2025 (a)	4,042	4,214

5.13%, 12/15/2026 (a) (b)	12,030	12,120

4.00%, 2/15/2027 (b)	4,930	4,954

Series G, 6.88%, 1/15/2028 (a)	4,143	4,599

Cincinnati Bell, Inc.

7.00%, 7/15/2024 (b)	9,093	9,559

8.00%, 10/15/2025 (b)	6,014	6,461

Embarq Corp. 8.00%, 6/1/2036	37,571	40,013

Frontier Communications Corp.

7.13%, 1/15/2023	3,700	1,711

7.63%, 4/15/2024	3,282	1,559

6.88%, 1/15/2025 (a)	13,438	6,417

11.00%, 9/15/2025	10,429	4,771

8.50%, 4/1/2026 (a) (b)	19,083	19,322

Intelsat Jackson Holdings SA (Luxembourg)

5.50%, 8/1/2023	29,162	25,079

8.00%, 2/15/2024 (b)	17,895	18,343

8.50%, 10/15/2024 (a) (b)	40,649	35,568

9.75%, 7/15/2025 (b)	8,659	7,663

Level 3 Financing, Inc.

5.63%, 2/1/2023	1,886	1,893

5.13%, 5/1/2023	2,713	2,720

5.38%, 1/15/2024	1,485	1,481

5.38%, 5/1/2025	40,110	40,945

5.25%, 3/15/2026	5,865	6,056

Sprint Capital Corp.

6.88%, 11/15/2028	2,596	3,092

8.75%, 3/15/2032 (a)	55,537	77,196

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Diversified Telecommunication Services — continued

Telecom Italia Capital SA (Italy)

6.38%, 11/15/2033	9,921	11,500

6.00%, 9/30/2034	1,190	1,324

Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (b)	9,240	9,864

Virgin Media Finance plc (United Kingdom) 5.25%, 2/15/2022	8,595	8,676

Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (b)	2,815	2,889

Windstream Services LLC

9.00%, 6/30/2025 (b) (d)	9,577	766

8.63%, 10/31/2025 (a) (b) (k)	9,328	8,497

		694,695

Electric Utilities — 0.4%

NextEra Energy Operating Partners LP

4.25%, 7/15/2024 (b)	8,055	8,204

4.50%, 9/15/2027 (b)	1,828	1,907

Texas Competitive Electric Holdings Co. LLC

8.50%, 5/1/2020 ‡ (d)	153,570	48

11.50%, 10/1/2020 ‡ (d)	15,375	31

Vistra Operations Co. LLC

5.50%, 9/1/2026 (b)	12,717	12,865

5.63%, 2/15/2027 (b)	123	126

5.00%, 7/31/2027 (b)	2,665	2,692

		25,873

Electrical Equipment — 0.2%

Sensata Technologies BV

4.88%, 10/15/2023 (b)	10,483	11,060

5.00%, 10/1/2025 (b)	4,699	4,946

		16,006

Electronic Equipment, Instruments & Components — 0.4%

CDW LLC

5.50%, 12/1/2024	3,001	3,301

5.00%, 9/1/2025	3,423	3,527

4.25%, 4/1/2028 (a)	13,432	13,613

MTS Systems Corp. 5.75%, 8/15/2027 (b)	8,555	8,705

		29,146

Energy Equipment & Services — 1.3%

Archrock Partners LP 6.88%, 4/1/2027 (b)	1,752	1,779

Nabors Industries Ltd. 7.25%, 1/15/2026 (a) (b)	4,310	3,954

Noble Holding International Ltd. 6.20%, 8/1/2040 (a)	6,316	1,769

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Energy Equipment & Services — continued

Oceaneering International, Inc. 6.00%, 2/1/2028	2,865	2,616

Precision Drilling Corp. (Canada)

5.25%, 11/15/2024	1,292	1,143

7.13%, 1/15/2026 (a) (b)	8,000	7,384

Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025 (b)	18,557	15,588

Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164 (g) (i) (j)	7,874	2,297

Transocean Pontus Ltd. 6.13%, 8/1/2025 (b)	13,029	13,159

Transocean Poseidon Ltd. 6.88%, 2/1/2027 (b)	18,068	18,343

Transocean Proteus Ltd. 6.25%, 12/1/2024 (b)	5,231	5,283

Transocean, Inc.

7.25%, 11/1/2025 (b)	4,323	3,577

7.50%, 1/15/2026 (a) (b)	1,325	1,054

8.00%, 2/1/2027 (b)	14,220	11,909

		89,855

Entertainment — 1.0%

AMC Entertainment Holdings, Inc. 5.75%, 6/15/2025 (a)	17,544	14,094

Live Nation Entertainment, Inc.

5.63%, 3/15/2026 (b)	10,941	11,242

4.75%, 10/15/2027 (b)	4,315	4,336

Netflix, Inc.

4.88%, 4/15/2028	5,445	5,732

5.88%, 11/15/2028	20,769	23,351

5.38%, 11/15/2029 (b)	505	549

4.88%, 6/15/2030 (b)	10,580	11,149

		70,453

Equity Real Estate Investment Trusts (REITs) — 2.0%

Brookfield Property REIT, Inc. 5.75%, 5/15/2026 (b)	23,145	22,884

ESH Hospitality, Inc.

5.25%, 5/1/2025 (b)	9,775	9,832

4.63%, 10/1/2027 (b)	15,125	14,747

Iron Mountain, Inc. 5.75%, 8/15/2024	18,906	19,048

MGM Growth Properties Operating Partnership LP 5.75%, 2/1/2027	30,270	33,146

Ryman Hospitality Properties, Inc. 4.75%, 10/15/2027 (b)	7,729	7,835

VICI Properties LP

3.50%, 2/15/2025 (b)	1,685	1,688

4.25%, 12/1/2026 (b)	12,414	12,539

3.75%, 2/15/2027 (b)	4,055	4,024

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	169

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — continued

4.63%, 12/1/2029 (b)	9,040	9,334

4.13%, 8/15/2030 (b)	2,990	2,994

		138,071

Food & Staples Retailing — 1.6%

Albertsons Cos., Inc.

3.50%, 2/15/2023 (b)	3,750	3,755

6.63%, 6/15/2024	2,092	2,150

5.75%, 3/15/2025	17,380	18,010

7.50%, 3/15/2026 (b)	17,000	18,891

4.63%, 1/15/2027 (b)	7,600	7,486

4.88%, 2/15/2030 (b)	5,250	5,250

New Albertsons LP

7.75%, 6/15/2026	2,278	2,392

6.63%, 6/1/2028	3,704	3,630

7.45%, 8/1/2029	6,888	7,232

8.00%, 5/1/2031	16,387	17,616

Rite Aid Corp.

6.13%, 4/1/2023 (b)	13,641	12,499

7.50%, 7/1/2025 (b)	7,923	7,903

		106,814

Food Products — 1.9%

B&G Foods, Inc. 5.25%, 4/1/2025 (a)	27,326	26,984

Dole Food Co., Inc. 7.25%, 6/15/2025 (b)	14,076	13,795

JBS USA LUX SA 5.88%, 7/15/2024 (b)	17,180	17,491

Lamb Weston Holdings, Inc. 4.88%, 11/1/2026 (b)	18,132	18,813

Pilgrim’s Pride Corp.

5.75%, 3/15/2025 (b)	21,385	21,806

5.88%, 9/30/2027 (b)	5,700	5,907

Post Holdings, Inc.

5.00%, 8/15/2026 (b)	21,675	22,108

5.63%, 1/15/2028 (b)	505	528

5.50%, 12/15/2029 (b)	505	524

4.63%, 4/15/2030 (b)	4,509	4,444

		132,400

Gas Utilities — 0.3%

AmeriGas Partners LP

5.50%, 5/20/2025	9,132	9,292

5.88%, 8/20/2026	4,381	4,546

5.75%, 5/20/2027	7,858	8,172

		22,010

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Equipment & Supplies — 0.5%

Hill-Rom Holdings, Inc. 5.00%, 2/15/2025 (b)	10,740	11,140

Hologic, Inc. 4.38%, 10/15/2025 (b)	12,922	13,160

Teleflex, Inc. 4.88%, 6/1/2026	7,750	8,079

		32,379

Health Care Providers & Services — 7.9%

Acadia Healthcare Co., Inc.

5.63%, 2/15/2023	9,211	9,280

6.50%, 3/1/2024	7,760	7,964

Centene Corp.

4.75%, 1/15/2025 (a)	12,681	13,002

5.25%, 4/1/2025 (b)	20,291	20,874

5.38%, 6/1/2026 (b)	4,659	4,904

4.25%, 12/15/2027 (b)	19,361	19,919

4.63%, 12/15/2029 (b)	23,574	25,224

3.38%, 2/15/2030 (b)	9,395	9,395

Community Health Systems, Inc.

6.25%, 3/31/2023	8,707	8,724

8.63%, 1/15/2024 (b)	18,227	19,043

8.00%, 3/15/2026 (b)	4,776	4,932

DaVita, Inc.

5.13%, 7/15/2024	25,993	26,340

5.00%, 5/1/2025	12,018	12,195

Encompass Health Corp. 5.75%, 11/1/2024	9,923	10,011

Envision Healthcare Corp. 8.75%, 10/15/2026 (a) (b)	8,401	4,447

HCA Healthcare, Inc. 6.25%, 2/15/2021	11,585	12,034

HCA, Inc.

7.50%, 2/15/2022	15,718	17,371

5.88%, 5/1/2023	21,240	23,205

5.38%, 2/1/2025	51,840	57,309

5.88%, 2/15/2026	19,145	21,612

5.38%, 9/1/2026 (a)	25,575	28,446

5.63%, 9/1/2028	8,094	9,174

3.50%, 9/1/2030	27,338	26,748

Polaris Intermediate Corp. 8.50% (cash), 12/1/2022 (b) (j)	9,996	8,497

Radiology Partners, Inc. 9.25%, 2/1/2028 (a) (b)	7,515	7,552

Team Health Holdings, Inc. 6.38%, 2/1/2025 (a) (b)	36,462	20,054

Tenet Healthcare Corp.

4.63%, 7/15/2024	20,270	20,270

4.63%, 9/1/2024 (b)	4,542	4,616

5.13%, 5/1/2025	25,491	25,682

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Health Care Providers & Services — continued

4.88%, 1/1/2026 (b)	27,331	27,844

6.25%, 2/1/2027 (b)	13,967	14,631

5.13%, 11/1/2027 (b)	14,021	14,564

		535,863

Health Care Technology — 0.2%

IQVIA, Inc.

5.00%, 10/15/2026 (b)	7,733	7,977

5.00%, 5/15/2027 (b)	8,589	8,879

		16,856

Hotels, Restaurants & Leisure — 4.8%

Boyd Gaming Corp.

6.38%, 4/1/2026	3,134	3,267

6.00%, 8/15/2026	10,302	10,582

Boyne USA, Inc. 7.25%, 5/1/2025 (b)	16,780	17,955

Cedar Fair LP 5.38%, 4/15/2027	743	761

Chukchansi Economic Development Authority 9.75%, 5/30/2020 (b) (d)	20,268	10,134

Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a) (b)	13,202	11,420

Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (b)	17,466	17,641

Enterprise Development Authority (The) 12.00%, 7/15/2024 (a) (b)	9,230	10,568

Gateway Casinos & Entertainment Ltd. (Canada) 8.25%, 3/1/2024 (b)	16,220	16,666

Hilton Domestic Operating Co., Inc.

5.13%, 5/1/2026	4,278	4,392

4.88%, 1/15/2030	7,285	7,549

Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	9,020	9,651

Hilton Worldwide Finance LLC

4.63%, 4/1/2025	5,051	5,070

4.88%, 4/1/2027	9,327	9,537

International Game Technology plc 6.50%, 2/15/2025 (b)	20,396	22,079

IRB Holding Corp. 6.75%, 2/15/2026 (b)	9,000	8,932

KFC Holding Co. 5.00%, 6/1/2024 (b)	4,785	4,823

Marriott Ownership Resorts, Inc.

6.50%, 9/15/2026	17,746	19,077

4.75%, 1/15/2028 (b)	1,729	1,729

MGM Resorts International

5.75%, 6/15/2025	505	553

4.63%, 9/1/2026	22,497	23,397

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued

Scientific Games International, Inc. 5.00%, 10/15/2025 (b)	6,760	6,781

Six Flags Entertainment Corp.

4.88%, 7/31/2024 (b)	2,793	2,757

5.50%, 4/15/2027 (a) (b)	11,614	11,215

Stars Group Holdings BV (Canada) 7.00%, 7/15/2026 (b)	8,401	9,031

Station Casinos LLC

5.00%, 10/1/2025 (b)	13,135	13,201

4.50%, 2/15/2028 (b)	13,855	13,197

Wyndham Destinations, Inc.

5.40%, 4/1/2024 (k)	7,133	7,650

6.35%, 10/1/2025 (a) (k)	7,329	8,025

5.75%, 4/1/2027 (k)	6,520	6,893

Wynn Las Vegas LLC 5.50%, 3/1/2025 (a) (b)	13,782	13,524

Wynn Resorts Finance LLC 5.13%, 10/1/2029 (b)	10,900	10,532

Yum! Brands, Inc. 4.75%, 1/15/2030 (b)	6,448	6,690

		325,279

Household Durables — 0.5%

Newell Brands, Inc.

4.20%, 4/1/2026 (k)	3,730	3,882

5.38%, 4/1/2036 (a) (k)	4,420	4,925

Tempur Sealy International, Inc.

5.63%, 10/15/2023	11,613	11,819

5.50%, 6/15/2026	14,674	15,353

		35,979

Household Products — 0.6%

Energizer Holdings, Inc.

6.38%, 7/15/2026 (b)	4,055	4,206

7.75%, 1/15/2027 (b)	505	548

Spectrum Brands, Inc.

6.13%, 12/15/2024	7,694	7,949

5.75%, 7/15/2025	23,071	23,648

5.00%, 10/1/2029 (b)	2,169	2,240

		38,591

Independent Power and Renewable Electricity Producers — 1.0%

Calpine Corp. 5.25%, 6/1/2026 (b)	18,108	17,952

Clearway Energy Operating LLC

5.75%, 10/15/2025	3,850	3,978

5.00%, 9/15/2026 (a)	7,263	7,440

NRG Energy, Inc.

7.25%, 5/15/2026	8,280	8,777

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	171

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Independent Power and Renewable Electricity Producers — continued

6.63%, 1/15/2027	18,745	19,544

5.75%, 1/15/2028	7,134	7,411

		65,102

Internet & Direct Marketing Retail — 0.3%

Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (b)	19,715	18,680

IT Services — 0.5%

Booz Allen Hamilton, Inc. 5.13%, 5/1/2025 (b)	7,797	7,976

Exela Intermediate LLC 10.00%, 7/15/2023 (a) (b)	28,990	9,784

Presidio Holdings, Inc. 4.88%, 2/1/2027 (a) (b)	4,820	4,820

Zayo Group LLC

6.00%, 4/1/2023	4,291	4,382

6.38%, 5/15/2025	10,150	10,379

		37,341

Leisure Products — 0.7%

Mattel, Inc.

6.75%, 12/31/2025 (b)	36,650	38,517

5.88%, 12/15/2027 (a) (b)	6,105	6,380

Vista Outdoor, Inc. 5.88%, 10/1/2023 (a)	1,625	1,572

		46,469

Machinery — 0.2%

Hillman Group, Inc. (The) 6.38%, 7/15/2022 (a) (b)	6,035	5,413

Terex Corp. 5.63%, 2/1/2025 (a) (b) (l)	11,665	11,840

		17,253

Media — 9.3%

Altice Financing SA (Luxembourg) 7.50%, 5/15/2026 (b)	23,230	24,451

Altice Luxembourg SA (Luxembourg) 7.63%, 2/15/2025 (a) (b)	2,207	2,290

Cinemark USA, Inc. 4.88%, 6/1/2023	8,979	8,939

Clear Channel Worldwide Holdings, Inc.

9.25%, 2/15/2024 (b)	57,195	60,770

5.13%, 8/15/2027 (b)	16,768	16,810

CSC Holdings LLC

5.38%, 7/15/2023 (b)	9,703	9,940

7.75%, 7/15/2025 (a) (b)	2,545	2,679

6.63%, 10/15/2025 (b)	13,040	13,627

5.50%, 5/15/2026 (b)	11,173	11,568

5.50%, 4/15/2027 (b)	29,730	31,291

5.38%, 2/1/2028 (b)	7,670	7,979

7.50%, 4/1/2028 (a) (b)	11,235	12,667

6.50%, 2/1/2029 (b)	4,872	5,365

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued

Diamond Sports Group LLC

5.38%, 8/15/2026 (b)	9,206	8,488

6.63%, 8/15/2027 (a) (b)	5,168	4,186

DISH DBS Corp.

5.13%, 5/1/2020	735	737

6.75%, 6/1/2021	29,795	30,853

5.00%, 3/15/2023 (a)	18,109	18,224

5.88%, 11/15/2024	19,338	19,836

7.75%, 7/1/2026 (a)	34,967	37,574

Entercom Media Corp.

7.25%, 11/1/2024 (a) (b)	14,670	15,385

6.50%, 5/1/2027 (a) (b)	7,153	7,475

GCI LLC 6.88%, 4/15/2025	9,330	9,614

Gray Television, Inc.

5.13%, 10/15/2024 (b)	7,380	7,564

5.88%, 7/15/2026 (a) (b)	8,360	8,598

7.00%, 5/15/2027 (b)	17,122	18,573

iHeartCommunications, Inc.

6.38%, 5/1/2026 (a)	4,656	5,003

8.38%, 5/1/2027	32,772	35,589

5.25%, 8/15/2027 (b)	7,110	7,333

Liberty Interactive LLC 8.25%, 2/1/2030 (a)	4,134	4,196

Meredith Corp. 6.88%, 2/1/2026 (a)	8,699	8,723

Midcontinent Communications 5.38%, 8/15/2027 (b)	6,519	6,861

National CineMedia LLC 5.88%, 4/15/2028 (b)	5,420	5,538

Nexstar Broadcasting, Inc.

5.63%, 8/1/2024 (b)	6,040	6,212

5.63%, 7/15/2027 (b)	16,188	16,756

Outfront Media Capital LLC

5.63%, 2/15/2024	3,651	3,719

5.00%, 8/15/2027 (b)	6,183	6,369

Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	3,345	3,547

Sinclair Television Group, Inc. 5.63%, 8/1/2024 (b)	15,403	15,711

Sirius XM Radio, Inc.

4.63%, 5/15/2023 (b)	6,799	6,850

4.63%, 7/15/2024 (b)	3,324	3,427

5.38%, 4/15/2025 (b)	19,013	19,504

5.38%, 7/15/2026 (b)	10,692	11,064

5.00%, 8/1/2027 (b)	10,728	11,224

UPC Holding BV (Netherlands) 5.50%, 1/15/2028 (b)	2,635	2,672

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Media — continued

ViacomCBS, Inc. (ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (a) (h)	22,781	23,236

(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (a) (h)	12,465	13,182

Videotron Ltd. (Canada)

5.38%, 6/15/2024 (b)	7,067	7,545

5.13%, 4/15/2027 (b)	11,159	11,703

		631,447

Metals & Mining — 1.4%

Alcoa Nederland Holding BV

6.75%, 9/30/2024 (b)	7,652	7,843

7.00%, 9/30/2026 (b)	5	5

Allegheny Technologies, Inc. 5.88%, 12/1/2027 (a)	5,169	5,182

Arconic Rolled Products Corp. 6.13%, 2/15/2028 (b)	5,295	5,454

Commercial Metals Co.

4.88%, 5/15/2023	5,918	6,115

5.38%, 7/15/2027	4,415	4,514

Constellium SE

5.75%, 5/15/2024 (b)	855	872

5.88%, 2/15/2026 (a) (b)	3,490	3,547

Freeport-McMoRan, Inc.

3.55%, 3/1/2022	12,395	12,505

3.88%, 3/15/2023	9,290	9,339

4.55%, 11/14/2024	6,215	6,293

4.13%, 3/1/2028	10,380	9,836

5.40%, 11/14/2034	4,841	4,722

Novelis Corp.

5.88%, 9/30/2026 (b)	7,125	7,359

4.75%, 1/30/2030 (b)	7,520	7,391

United States Steel Corp. 6.25%, 3/15/2026 (a)	5,356	4,338

		95,315

Multiline Retail — 0.2%

Neiman Marcus Group Ltd. LLC 14.00% (Blend (Cash 8.00% + PIK 6.00%)), 4/25/2024 (b) (j)	13,151	6,536

8.00%, 10/25/2024 (b)	18,011	5,133

		11,669

Oil, Gas & Consumable Fuels — 7.2%

Aker BP ASA (Norway) 5.88%, 3/31/2025 (b)	10,135	10,647

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Antero Midstream Partners LP

5.38%, 9/15/2024	4,785	3,613

5.75%, 1/15/2028 (b)	4,854	3,332

Antero Resources Corp.

5.38%, 11/1/2021 (a)	3,484	2,905

5.13%, 12/1/2022 (a)	5,151	3,206

5.63%, 6/1/2023	1,819	982

Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (b)	11,660	11,077

Blue Racer Midstream LLC 6.13%, 11/15/2022 (b)	20,559	18,796

Buckeye Partners LP

4.13%, 3/1/2025 (b)	6,730	6,731

3.95%, 12/1/2026	10	10

4.13%, 12/1/2027	2,565	2,474

4.50%, 3/1/2028 (b)	6,730	6,532

Callon Petroleum Co. 6.25%, 4/15/2023 (a)	12,343	10,430

Cheniere Energy Partners LP

5.25%, 10/1/2025	6,240	6,256

5.63%, 10/1/2026	6,500	6,532

Chesapeake Energy Corp. 11.50%, 1/1/2025 (a) (b)	9,334	5,577

Comstock Resources, Inc. 7.50%, 5/15/2025 (b)	13,010	9,591

Crestwood Midstream Partners LP

6.25%, 4/1/2023 (k)	3,385	3,216

5.75%, 4/1/2025	13,529	13,225

5.63%, 5/1/2027 (b)	3,670	3,395

DCP Midstream Operating LP

3.88%, 3/15/2023 (a)	10,500	10,453

6.75%, 9/15/2037 (a) (b)	6,546	6,873

Delek Logistics Partners LP 6.75%, 5/15/2025	13,634	13,847

Denbury Resources, Inc. 9.00%, 5/15/2021 (b)	4,669	4,085

EnLink Midstream Partners LP Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (g) (h) (i)	14,202	9,373

4.40%, 4/1/2024	6,212	5,670

4.15%, 6/1/2025	7,808	6,600

4.85%, 7/15/2026	3,700	3,168

EP Energy LLC

9.38%, 5/1/2024 (b) (d)	6,216	124

8.00%, 11/29/2024 (b) (d)	7,738	3,173

8.00%, 2/15/2025 (b) (d)	15,015	150

7.75%, 5/15/2026 (b) (d)	26,909	15,876

Genesis Energy LP

6.00%, 5/15/2023	7,230	6,868

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	173

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

6.25%, 5/15/2026	7,665	6,400

7.75%, 2/1/2028	6,709	5,854

Global Partners LP

7.00%, 6/15/2023	7,830	8,036

7.00%, 8/1/2027	240	248

Gulfport Energy Corp.

6.00%, 10/15/2024	10,250	3,408

6.38%, 1/15/2026	1,485	505

Hilcorp Energy I LP

5.00%, 12/1/2024 (b)	8,040	6,352

5.75%, 10/1/2025 (b)	1,750	1,400

6.25%, 11/1/2028 (b)	9,002	6,549

Holly Energy Partners LP 5.00%, 2/1/2028 (b)	5,425	5,459

Ithaca Energy North Sea plc (United Kingdom) 9.38%, 7/15/2024 (b)	10,540	10,751

Martin Midstream Partners LP 7.25%, 2/15/2021	19,057	17,628

MEG Energy Corp. (Canada)

7.00%, 3/31/2024 (a) (b)	4,332	4,105

6.50%, 1/15/2025 (b)	3,014	2,969

7.13%, 2/1/2027 (a) (b)	10,196	9,686

NuStar Logistics LP

6.00%, 6/1/2026 (a)	5,434	5,679

5.63%, 4/28/2027	7,869	8,028

Oasis Petroleum, Inc.

6.88%, 3/15/2022	6,481	5,087

6.88%, 1/15/2023	250	194

6.25%, 5/1/2026 (a) (b)	17,263	10,617

Parsley Energy LLC 5.63%, 10/15/2027 (a) (b)	4,149	4,113

PBF Holding Co. LLC 6.00%, 2/15/2028 (a) (b)	5,790	5,718

PBF Logistics LP 6.88%, 5/15/2023 (a)	6,058	6,205

Peabody Energy Corp. 6.00%, 3/31/2022 (b)	5,828	4,980

QEP Resources, Inc.

5.25%, 5/1/2023 (a)	4,482	3,967

5.63%, 3/1/2026 (a)	6,000	4,800

Range Resources Corp. 9.25%, 2/1/2026 (a) (b)	12,430	8,431

SM Energy Co. 6.63%, 1/15/2027 (a)	7,195	5,576

Summit Midstream Holdings LLC

5.50%, 8/15/2022	4,249	3,638

5.75%, 4/15/2025	12,188	9,019

Tallgrass Energy Partners LP 5.50%, 9/15/2024 (b)	10,615	9,846

Targa Resources Partners LP

5.25%, 5/1/2023	16,252	16,213

5.13%, 2/1/2025	3,722	3,736

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

5.88%, 4/15/2026 (a)	18,214	18,762

6.50%, 7/15/2027	510	531

5.00%, 1/15/2028	8,650	8,539

TerraForm Power Operating LLC

4.25%, 1/31/2023 (b)	6,240	6,341

5.00%, 1/31/2028 (b)	8,579	9,234

Ultra Resources, Inc. 11.00% (Blend (cash 9.00% + PIK 2.00%)), 7/12/2024 (j)	41,934	4,925

W&T Offshore, Inc. 9.75%, 11/1/2023 (b)	15,912	14,122

Whiting Petroleum Corp.

5.75%, 3/15/2021	6,496	3,735

6.25%, 4/1/2023	3,730	1,679

6.63%, 1/15/2026 (a)	5,622	2,052

		489,904

Personal Products — 0.1%

Prestige Brands, Inc. 5.13%, 1/15/2028 (b)	3,415	3,568

Revlon Consumer Products Corp. 6.25%, 8/1/2024	7,243	2,825

		6,393

Pharmaceuticals — 3.4%

Advanz Pharma Corp. Ltd. (Canada) 8.00%, 9/6/2024	6,492	6,038

Bausch Health Americas, Inc. 9.25%, 4/1/2026 (b)	15,752	17,600

Bausch Health Cos., Inc.

6.50%, 3/15/2022 (b)	4,259	4,312

5.50%, 3/1/2023 (b)	514	513

5.88%, 5/15/2023 (b)	2,028	2,036

7.00%, 3/15/2024 (b)	14,801	15,239

6.13%, 4/15/2025 (b)	20,684	21,098

5.50%, 11/1/2025 (b)	38,510	39,649

9.00%, 12/15/2025 (b)	39,262	43,717

7.00%, 1/15/2028 (b)	8,548	9,147

5.00%, 1/30/2028 (b)	6,116	6,036

7.25%, 5/30/2029 (b)	7,021	7,723

5.25%, 1/30/2030 (b)	6,000	5,932

Catalent Pharma Solutions, Inc.

4.88%, 1/15/2026 (b)	10,001	10,251

5.00%, 7/15/2027 (b)	6,552	6,822

Endo Dac

6.00%, 7/15/2023 (a) (b)	14,796	11,615

5.88%, 10/15/2024 (a) (b)	6,003	6,033

6.00%, 2/1/2025 (a) (b) (k)	8,650	6,661

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Pharmaceuticals — continued

Mallinckrodt International Finance SA 5.50%, 4/15/2025 (a) (b)	9,330	4,618

Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a) (b)	4,067	4,295

		229,335

Real Estate Management & Development — 0.2%

Highland Ranch 6.70%, 9/1/2020 ‡	4,761	4,761

Kennedy-Wilson, Inc. 5.88%, 4/1/2024	9,041	9,188

		13,949

Road & Rail — 1.2%

Avis Budget Car Rental LLC

5.25%, 3/15/2025 (a) (b)	20,641	20,804

5.75%, 7/15/2027 (a) (b)	9,120	9,120

DAE Funding LLC (United Arab Emirates) 5.00%, 8/1/2024 (b)	7,285	7,563

Hertz Corp. (The)

7.63%, 6/1/2022 (b)	3,043	3,066

5.50%, 10/15/2024 (a) (b)	7,532	7,211

7.13%, 8/1/2026 (b)	14,580	14,367

6.00%, 1/15/2028 (a) (b)	19,758	18,276

		80,407

Semiconductors & Semiconductor Equipment — 0.4%

Qorvo, Inc. 5.50%, 7/15/2026 (a)	17,097	17,661

Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (b)	10,922	11,422

		29,083

Software — 1.1%

ACI Worldwide, Inc. 5.75%, 8/15/2026 (b)	6,540	6,998

CDK Global, Inc. 5.25%, 5/15/2029 (b)	18,773	20,017

Infor US, Inc. 6.50%, 5/15/2022	3,163	3,172

Nuance Communications, Inc. 5.63%, 12/15/2026	13,096	13,816

SS&C Technologies, Inc. 5.50%, 9/30/2027 (b)	27,560	29,007

		73,010

Specialty Retail — 1.2%

Asbury Automotive Group, Inc. 4.50%, 3/1/2028 (b)	3,395	3,402

L Brands, Inc.

6.88%, 11/1/2035	2,178	2,210

6.75%, 7/1/2036	2,538	2,570

PetSmart, Inc.

7.13%, 3/15/2023 (b)	15,460	15,112

5.88%, 6/1/2025 (b)	21,335	21,470

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — continued

Staples, Inc.

7.50%, 4/15/2026 (b)	18,395	18,274

10.75%, 4/15/2027 (a) (b)	16,479	15,774

		78,812

Technology Hardware, Storage & Peripherals — 0.8%

Dell International LLC

5.88%, 6/15/2021 (b)	8,604	8,655

7.13%, 6/15/2024 (a) (b)	8,871	9,281

EMC Corp. 3.38%, 6/1/2023 (a)	11,350	11,376

NCR Corp.

5.75%, 9/1/2027 (a) (b)	14,144	14,887

6.13%, 9/1/2029 (b)	8,985	9,751

		53,950

Textiles, Apparel & Luxury Goods — 0.1%

Hanesbrands, Inc. 4.88%, 5/15/2026 (a) (b)	7,545	7,903

Thrifts & Mortgage Finance — 1.0%

Ladder Capital Finance Holdings LLLP REIT, 5.25%, 3/15/2022 (b)	3,696	3,770

Nationstar Mortgage Holdings, Inc.

8.13%, 7/15/2023 (b)	17,435	18,168

9.13%, 7/15/2026 (b)	9,636	10,436

Quicken Loans, Inc.

5.75%, 5/1/2025 (b)	20,293	20,792

5.25%, 1/15/2028 (b)	11,905	12,318

		65,484

Trading Companies & Distributors — 1.9%

Ahern Rentals, Inc. 7.38%, 5/15/2023 (b)	21,211	16,410

H&E Equipment Services, Inc. 5.63%, 9/1/2025 (a)	8,530	8,889

Herc Holdings, Inc. 5.50%, 7/15/2027 (a) (b)	14,646	15,194

United Rentals North America, Inc.

5.50%, 7/15/2025	2,621	2,702

4.63%, 10/15/2025	11,930	12,089

5.88%, 9/15/2026	18,704	19,685

6.50%, 12/15/2026	22,999	24,524

4.88%, 1/15/2028	5,825	5,978

5.25%, 1/15/2030	12,520	13,171

WESCO Distribution, Inc. 5.38%, 6/15/2024	8,732	8,994

		127,636

Wireless Telecommunication Services — 4.3%

Hughes Satellite Systems Corp. 6.63%, 8/1/2026 (a)	8,561	9,418

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	175

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Wireless Telecommunication Services — continued

Sprint Communications, Inc. 9.25%, 4/15/2022	4,305	4,875

Sprint Corp.

7.25%, 9/15/2021	3,388	3,596

7.88%, 9/15/2023	25,980	29,704

7.13%, 6/15/2024	34,914	39,656

7.63%, 2/15/2025	41,298	47,906

7.63%, 3/1/2026	49,392	58,408

Sprint eWireless, Inc. 7.00%, 3/1/2020 ‡ (d)	6,776	—	(e)

T-Mobile US, Inc. 4.50%, 2/1/2026 ‡	6,472	—	(e)

T-Mobile USA, Inc.

6.50%, 1/15/2024	5,562	5,694

6.50%, 1/15/2024 ‡	5,562	—	(e)

6.00%, 4/15/2024	15,863	16,195

6.00%, 4/15/2024 ‡ (a)	17,049	—	(e)

6.38%, 3/1/2025	2,548	2,620

6.38%, 3/1/2025 ‡	16,845	—	(e)

5.13%, 4/15/2025	5,475	5,626

5.13%, 4/15/2025 ‡	4,296	—	(e)

6.50%, 1/15/2026	7,296	7,681

6.50%, 1/15/2026 ‡	7,296	—	(e)

4.50%, 2/1/2026	23,267	23,580

4.75%, 2/1/2028	16,127	16,792

4.75%, 12/31/2164 ‡ (g) (i)	6,603	—	(e)

Ypso Finance Bis SA (Luxembourg)

10.50%, 5/15/2027 ‡ (b)	12,389	14,155

6.00%, 2/15/2028 (b)	6,555	6,309

		292,215

Total Corporate Bonds (Cost $6,073,262)		6,033,144

Loan Assignments — 7.3% (m)

Auto Components — 0.1%

Adient US LLC, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 4.00%; ICE LIBOR USD 3 Month + 4.00%), 6.14%, 5/6/2024 (h)	3,916	3,828

American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.88%, 4/6/2024 (h)	2,727	2,653

		6,481

Automobiles — 0.3%

Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 2 Month + 2.75%), 4.37%, 8/14/2024 (h)	21,115	20,442

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Communications Equipment — 0.1%

Avaya, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.90%, 12/15/2024 (h)	8,845	8,388

Containers & Packaging — 0.3%

Berry Global, Inc., 1st Lien Term Loan W (ICE LIBOR USD 1 Month + 2.00%), 3.67%, 10/1/2022 (h)	3,750	3,699

Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.08%, 4/3/2024 (h) (n)	2,990	2,851

Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.35%, 2/5/2023 (h)	8,931	8,832

Viskase Cos., Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.19%, 1/30/2021 (h)	7,125	6,697

		22,079

Diversified Telecommunication Services — 0.7%

Altice France SA, 1st Lien Term loan B-13 (ICE LIBOR USD 1 Month + 4.00%), 5.66%, 8/14/2026 (h)	7,177	7,016

Centurylink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 3.85%, 3/15/2027 (h) (n)	6,839	6,628

Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.85%, 10/2/2024 (h)	7,846	7,819

Getty Images, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 6.13%, 2/19/2026 (h)	11,848	11,463

Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.10%, 11/1/2024 (h)	11,911	9,588

Securus Technologies Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 8.25%), 9.85%, 11/1/2025 (h)	1,825	830

Windstream Corp., 1st Lien Term Loan B (1-MONTH PRIME + 5.00%), 9.75%, 3/29/2021 (h)	3,818	3,408

		46,752

Electrical Equipment — 0.1%

Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.00%, 12/31/2100 (h) (n)	4,455	4,410

Electronic Equipment, Instruments & Components — 0.1%

II-VI, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.10%, 5/8/2026 (h)	5,502	5,433

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Entertainment — 0.1%

Banijay Entertainment, 1st Lien Term Loan B (France) (ICE LIBOR USD 3 Month + 4.00%), 4.00%, 2/3/2025 (h) (n)	1,305	1,282

WMG Acquisition Corp., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.13%), 3.73%, 11/1/2023 (h)	9,000	8,863

		10,145

Food & Staples Retailing — 0.3%

Moran Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 8.00%), 11.94%, 9/28/2020 ‡ (h)	10,000	10,000

Moran Foods LLC, Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 9.78%, 12/5/2023 (h)	35,606	5,875

United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.85%, 10/22/2025 (h)	10,013	8,348

		24,223

Food Products — 0.1%

Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.38%, 4/6/2024 (h)	9,222	9,076

Health Care Providers & Services — 0.6%

MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.69%, 6/7/2023 (h)	31,515	29,965

U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 6.63%, 6/26/2026 (h) (n)	14,110	13,951

		43,916

Hotels, Restaurants & Leisure — 0.7%

Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.94%, 12/1/2023 (h)	3,482	3,395

Golden Nugget, Inc., 1st Lien Term Loan B

(ICE LIBOR USD 1 Month + 2.50%), 4.12%, 10/4/2023 (h)	32,870	32,178

UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.86%, 4/29/2026 (h)	11,349	11,199

		46,772

IT Services — 0.2%

Exela Intermediate LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 8.38%, 7/12/2023 (h)	6,852	2,494

Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.00%, 12/31/2100 (h) (n)	10,395	10,139

		12,633

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Leisure Products — 0.2%

FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 11.94%, 5/16/2022 ‡ (h)	4,920	4,918

FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2049 ‡ (d) (h)	20,056	—	(e)

Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.10%, 12/22/2025 (h)	1,490	1,360

Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.41%, 2/14/2025 (h)	4,738	4,712

		10,990

Machinery — 0.2%

Navistar International, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.16%, 11/6/2024 (h)	11,352	11,210

Media — 0.6%

CSC Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.91%, 1/15/2026 (h)	5,069	4,989

iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.50%), 4.66%, 5/1/2026 (h) (n)	13,900	13,622

Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.10%, 1/31/2025 (h)	7,638	7,557

Nexstar Broadcasting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.41%, 9/18/2026 (h)	8,978	8,888

Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.94%, 9/25/2026 (h)	8,313	7,946

		43,002

Multiline Retail — 0.1%

Neiman Marcus Group Ltd. LLC, Term Loan (ICE LIBOR USD 1 Month + 5.50%), 8.17%, 10/25/2023 (h)	8,348	6,318

Oil, Gas & Consumable Fuels — 0.6%

California Resources Corp., Senior Secured First Out (ICE LIBOR USD 3 Month + 4.75%), 6.36%, 12/31/2022 (h)	35,079	29,788

Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%; ICE LIBOR USD 3 Month + 5.25%), 7.02%, 8/25/2023 (h)	9,923	7,452

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	177

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Oil, Gas & Consumable Fuels — continued

Ultra Resources, Inc., Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.60%, 4/12/2024 (h)	6,737	3,688

		40,928

Personal Products — 0.1%

Revlon Consumer Products Corp., Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.11%, 9/7/2023 (h)	7,970	5,340

Pharmaceuticals — 0.7%

Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 3 Month + 5.50%), 7.45%, 9/6/2024 (h)	12,635	11,814

Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.66%, 6/2/2025 (h)	33,989	33,751

		45,565

Software — 0.1%

Greeneden US Holdings II LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.85%, 12/1/2023 (h)	4,904	4,839

Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.86%, 2/25/2027 (h) (n)	2,916	2,850

		7,689

Specialty Retail — 0.8%

Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 8.42%, 12/18/2026 (h) (o)	13,441	12,904

PetSmart, Inc., Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.66%, 3/11/2022 (h)	32,292	31,870

Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 6.66%, 4/16/2026 (h)	9,322	9,026

		53,800

Technology Hardware, Storage & Peripherals — 0.0% (c)

Dell International LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 3.61%, 9/19/2025 (h)	1,439	1,421

Wireless Telecommunication Services — 0.2%

Syniverse Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 6.87%, 3/9/2023 (h)	14,331	13,095

Total Loan Assignments (Cost $551,644)		500,108

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 0.6%

Aerospace & Defense — 0.0% (c)

Remington Outdoor Co., Inc. * ‡	399	279

Communications Equipment — 0.0% (c)

Goodman Networks, Inc. * ‡	300	—	(e)

Diversified Financial Services — 0.0% (c)

ACC Claims Holdings LLC * ‡	7,076	71

Adelphia Recovery Trust * ‡	9,055	—	(e)

		71

Energy Equipment & Services — 0.0% (c)

Telford Offshore Holdings Ltd. (Cayman Islands)* ‡	368	138

Independent Power and Renewable Electricity Producers — 0.2%

Vistra Energy Corp.	550	10,577

Media — 0.1%

Clear Channel Outdoor Holdings, Inc.*	2,312	4,785

iHeartMedia, Inc., Class A * (a)	78	1,179

		5,964

Oil, Gas & Consumable Fuels — 0.0% (c)

Penn Virginia Corp. * ‡	39	624

Ultra Petroleum Corp.*	195	17

		641

Pharmaceuticals — 0.1%

Advanz Pharma Corp. Ltd. (Canada)*	952	4,324

Advanz Pharma Corp. Ltd. (Canada) * ‡	91	408

		4,732

Software — 0.1%

Avaya Holdings Corp. * (a)	763	9,890

Specialty Retail — 0.1%

Claire’s Stores, Inc. * ‡	17	10,022

Total Common Stocks (Cost $67,041)		42,314

Preferred Stocks — 0.6%

Automobiles — 0.0%

General Motors Co.

7.25%, 4/15/2041 ‡	246	—	(e)

7.38%, 5/15/2048 ‡	404	—	(e)

0.68%, 6/1/2049 ‡	50	—	(e)

7.38%, 10/1/2051 ‡	47	—	(e)

7.25%, 2/15/2052 ‡	548	—	(e)

Motors Liquidation Co. 7.25%, 7/15/2041 ‡	284	—	(e)

		—	(e)

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	SHARES (000)	VALUE ($000)
Preferred Stocks — continued

Banks — 0.1%

GMAC Capital Trust I Series 2, (ICE LIBOR USD 3 Month + 5.79%), 7.48%, 2/15/2040 ($25 par value) (h)	260	6,630

Communications Equipment — 0.0% (c)

Goodman Networks, Inc. (Preference) * ‡	358	4

Internet & Direct Marketing Retail — 0.2%

MYT Holding Co. 10.00%, 6/7/2029 (b)	12,962	11,796

Specialty Retail — 0.3%

Claire’s Stores, Inc. * ‡	11	19,778

Total Preferred Stocks (Cost $24,386)		38,208

	NO. OF WARRANTS (000)
Warrants — 0.1%

Oil, Gas & Consumable Fuels — 0.0% (c)

Ultra Petroleum Corp.

expiring 7/14/2025, price 1.00 USD (Canada)*	818	29

Wireless Telecommunication Services — 0.1%

iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD * ‡	586	8,205

Total Warrants (Cost $10,491)		8,234

	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.1%

Media — 0.1%

Liberty Interactive LLC

4.00%, 11/15/2029	2,570	1,860

3.75%, 2/15/2030	4,448	3,214

		5,074

Oil, Gas & Consumable Fuels — 0.0% (c)

Whiting Petroleum Corp. 1.25%, 4/1/2020	2,580	2,302

Total Convertible Bonds (Cost $7,217)		7,376

	NO. OF RIGHTS (000)
Rights — 0.0% (c)

Independent Power and Renewable Electricity Producers — 0.0% (c)

Vistra Energy Corp., expiring 12/31/2049* ‡ (Cost $—)	2,797	2,992

INVESTMENTS	SHARES	VALUE ($000)
Convertible Preferred Stocks — 0.0% (c)

Automobiles — 0.0% (c)

General Motors Co.

3/6/2032 * ‡	973	—	(e)

1.50%, 7/15/2033 ‡	953	—	(e)

		—	(e)

Total Convertible Preferred Stocks (Cost $—)		—	(e)

	SHARES (000)
Short-Term Investments — 9.5%

Investment Companies — 2.8%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.44% (p) (q) (Cost $187,602)	187,602	187,602

Investment of Cash Collateral From Securities Loaned — 6.7%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.73% (p) (q)	410,943	411,025

JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.51% (p) (q)	46,920	46,920

Total Investment of Cash Collateral From Securities Loaned (Cost $457,901)		457,945

Total Short-Term Investments (Cost $645,503)		645,547

Total Investments — 106.8% (Cost $7,379,544)		7,277,923
Liabilities in Excess of Other Assets — (6.8)%		(464,351)

NET ASSETS — 100.0%		6,813,572

Percentages indicated are based on net assets.

Abbreviations

CVR	Contingent Value Rights
GMAC	General Motors Acceptance Corp.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
USD	United States Dollar

(a)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 is approximately $433,562,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	179

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Defaulted security.
(e)	Amount rounds to less than one thousand.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 29, 2020.
(g)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 29, 2020.
(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2020.
(i)	Security is an interest bearing note with preferred security characteristics.
(j)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(k)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 29, 2020.
(l)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of February 29, 2020. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	Fund is subject to legal or contractual restrictions on the resale of the security.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of February 29, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 34.7%

Aerospace & Defense — 0.5%

Arconic, Inc.

5.13%, 10/1/2024	4,373	4,692

5.90%, 2/1/2027	3,054	3,482

6.75%, 1/15/2028	118	139

5.95%, 2/1/2037	110	122

Bombardier, Inc. (Canada)

6.00%, 10/15/2022 (a)	338	331

7.50%, 12/1/2024 (a)	589	596

7.50%, 3/15/2025 (a)	4,755	4,696

BWX Technologies, Inc. 5.38%, 7/15/2026 (a)	1,885	1,973

TransDigm, Inc.

6.50%, 7/15/2024	340	348

6.25%, 3/15/2026 (a)	5,712	6,047

Triumph Group, Inc.

5.25%, 6/1/2022	50	49

6.25%, 9/15/2024 (a)	2,566	2,665

7.75%, 8/15/2025 (b)	2,540	2,515

		27,655

Air Freight & Logistics — 0.1%

XPO Logistics, Inc.

6.13%, 9/1/2023 (a)	3,005	3,067

6.75%, 8/15/2024 (a)	3,998	4,218

		7,285

Airlines — 0.0% (c)

American Airlines Group, Inc. 5.00%, 6/1/2022 (a)	383	384

United Airlines Holdings, Inc.

5.00%, 2/1/2024 (b)	266	269

4.88%, 1/15/2025	388	390

		1,043

Auto Components — 1.0%

Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a) (b)	3,620	3,122

Adient US LLC 7.00%, 5/15/2026 (a) (b)	4,760	4,956

Allison Transmission, Inc.

5.00%, 10/1/2024 (a)	1,130	1,143

4.75%, 10/1/2027 (a)	2,728	2,796

5.88%, 6/1/2029 (a)	3,485	3,777

American Axle & Manufacturing, Inc.

6.63%, 10/15/2022 (b)	215	216

6.25%, 4/1/2025 (b)	9,630	9,324

6.25%, 3/15/2026	828	796

6.50%, 4/1/2027 (b)	3,140	3,013

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Auto Components — continued

Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (a)	884	790

Dana Financing Luxembourg SARL 6.50%, 6/1/2026 (a)	2,380	2,511

Dana, Inc. 5.38%, 11/15/2027	2,745	2,772

Delphi Technologies plc 5.00%, 10/1/2025 (a)	2,940	3,219

Goodyear Tire & Rubber Co. (The)

5.13%, 11/15/2023 (b)	813	807

5.00%, 5/31/2026 (b)	503	495

4.88%, 3/15/2027 (b)	583	564

Icahn Enterprises LP

6.25%, 2/1/2022	1,575	1,602

6.75%, 2/1/2024	370	383

4.75%, 9/15/2024 (a)	500	510

6.38%, 12/15/2025	237	245

6.25%, 5/15/2026	4,191	4,296

IHO Verwaltungs GmbH (Germany) 4.75% (cash), 9/15/2026 (a) (b) (d)	4,960	5,010

JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	331	349

Panther BF Aggregator 2 LP

6.25%, 5/15/2026 (a)	2,900	2,979

8.50%, 5/15/2027 (a)	2,780	2,829

Tenneco, Inc.

5.38%, 12/15/2024 (b)	540	487

5.00%, 7/15/2026 (b)	1,335	1,148

		60,139

Automobiles — 0.0% (c)

General Motors Co. 5.00%, 4/1/2035	240	250

Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027 (a)	1,237	1,044

		1,294

Banks — 0.7%

Australia & New Zealand Banking Group Ltd. (Australia) (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026 (a) (e) (f) (g)	900	1,016

Banco do Brasil SA (Brazil)

(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 7.33%), 9.25%, 4/15/2023 (e) (f) (g) (h)	2,100	2,309

(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.40%), 6.25%, 4/15/2024 (e) (f) (g) (h)	2,500	2,491

Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (e) (f) (g) (h)	3,700	4,208

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	181

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Bank of America Corp.

Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (b) (e) (f) (g)	882	978

Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (e) (f) (g)	34	38

Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028 (e) (f) (g)	500	540

Barclays plc (United Kingdom)

(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023 (e) (f) (g)	9,750	10,433

4.38%, 9/11/2024	200	213

5.20%, 5/12/2026	635	708

4.84%, 5/9/2028	1,340	1,482

CIT Group, Inc.

5.00%, 8/1/2023	1,725	1,841

4.75%, 2/16/2024	121	129

5.25%, 3/7/2025	1,094	1,198

Citigroup, Inc.

Series R, (ICE LIBOR USD 3 Month + 4.48%), 6.13%, 11/15/2020 (e) (f) (g)	43	43

(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (b) (e) (f) (g)	865	898

Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (e) (f) (g)	700	739

Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (e) (f) (g)	4,714	5,079

Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (e) (f) (g)	83	92

Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (e) (f) (g)	200	236

Development Bank of the Republic of Belarus JSC (Belarus) 6.75%, 5/2/2024 (a)	2,600	2,746

HSBC Holdings plc (United Kingdom) (USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025 (e) (f) (g)	800	846

ING Groep NV (Netherlands) (USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022 (e) (f) (g) (h)	900	944

National Australia Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (f)	1,400	1,530

Royal Bank of Scotland Group plc (United Kingdom)

(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021 (e) (f) (g)	500	529

6.00%, 12/19/2023	665	746

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Skandinaviska Enskilda Banken AB (Sweden) (USD Swap Semi 5 Year + 3.49%), 5.63%, 5/13/2022 (e) (f) (g) (h)	400	409

Societe Generale SA (France)

(USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021 (a) (e) (f) (g)	739	773

(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (a) (e) (f) (g)	200	232

Standard Chartered plc (United Kingdom) (USD Swap Semi 5 Year + 6.30%), 7.50%, 4/2/2022 (a) (e) (f) (g)	500	524

		43,950

Beverages — 0.1%

Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	4,030	4,800

Cott Holdings, Inc. (Canada) 5.50%, 4/1/2025 (a)	110	113

		4,913

Biotechnology — 0.3%

AbbVie, Inc. 4.50%, 5/14/2035	13,430	15,868

Building Products — 0.5%

Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	125	129

American Woodmark Corp. 4.88%, 3/15/2026 (a)	1,525	1,543

Builders FirstSource, Inc. 6.75%, 6/1/2027 (a)	1,696	1,823

Elementia SAB de CV (Mexico) 5.50%, 1/15/2025 (h)	1,400	1,360

James Hardie International Finance DAC

4.75%, 1/15/2025 (a)	450	463

5.00%, 1/15/2028 (a)	500	519

JELD-WEN, Inc.

4.63%, 12/15/2025 (a)	440	443

4.88%, 12/15/2027 (a) (b)	950	983

Masonite International Corp.

5.75%, 9/15/2026 (a)	3,330	3,513

5.38%, 2/1/2028 (a)	2,710	2,846

PGT Innovations, Inc. 6.75%, 8/1/2026 (a)	265	286

Standard Industries, Inc.

6.00%, 10/15/2025 (a)	205	214

5.00%, 2/15/2027 (a)	340	349

4.75%, 1/15/2028 (a)	7,193	7,403

Summit Materials LLC

6.13%, 7/15/2023	71	71

5.13%, 6/1/2025 (a)	260	264

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Building Products — continued

6.50%, 3/15/2027 (a)	80	85

Votorantim Cimentos International SA (Brazil) 7.25%, 4/5/2041 (h)	3,800	4,893

		27,187

Capital Markets — 0.3%

Credit Suisse Group AG (Switzerland)

(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (a) (e) (f) (g)	1,000	1,107

(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (a) (e) (f) (g)	5,692	6,125

Goldman Sachs Group, Inc. (The)

Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (b) (e) (f) (g)	5,070	4,983

Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (b) (e) (f) (g)	4,072	4,137

LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	1,150	1,193

MSCI, Inc. 5.38%, 5/15/2027 (a)	2,543	2,721

UBS Group AG (Switzerland) (USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (e) (f) (g) (h)	250	278

		20,544

Chemicals — 0.8%

Ashland LLC 4.75%, 8/15/2022 (i)	24	25

Axalta Coating Systems LLC 4.88%, 8/15/2024 (a)	800	810

Braskem Netherlands Finance BV (Brazil)

4.50%, 1/31/2030 (a)	1,600	1,582

4.50%, 1/31/2030 (h)	1,000	989

Chemours Co. (The)

6.63%, 5/15/2023 (b)	970	934

7.00%, 5/15/2025 (b)	7,326	6,832

CVR Partners LP 9.25%, 6/15/2023 (a)	2,392	2,440

GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)	2,485	2,584

Hexion, Inc. 7.88%, 7/15/2027 (a)	3,110	3,087

Huntsman International LLC 5.13%, 11/15/2022	200	215

INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024 (a) (b)	2,500	2,509

NOVA Chemicals Corp. (Canada)

4.88%, 6/1/2024 (a)	3,250	3,139

5.00%, 5/1/2025 (a)	282	275

5.25%, 6/1/2027 (a)	3,451	3,279

Olin Corp. 5.63%, 8/1/2029	2,620	2,643

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — continued

Orbia Advance Corp. SAB de CV (Mexico) 5.88%, 9/17/2044 (h)	1,100	1,264

Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	150	144

Scotts Miracle-Gro Co. (The)

5.25%, 12/15/2026	1,775	1,882

4.50%, 10/15/2029 (a)	2,975	3,079

Starfruit Finco BV (Netherlands) 8.00%, 10/1/2026 (a) (b)	6,070	6,023

Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	2,026	1,879

Tronox Finance plc 5.75%, 10/1/2025 (a)	251	237

Tronox, Inc. 6.50%, 4/15/2026 (a) (b)	1,804	1,732

Valvoline, Inc. 4.38%, 8/15/2025 (b)	15	15

		47,598

Commercial Services & Supplies — 0.5%

ACCO Brands Corp. 5.25%, 12/15/2024 (a)	2,689	2,764

ADT Security Corp. (The)

4.13%, 6/15/2023	246	251

4.88%, 7/15/2032 (a)	505	477

Allied Universal Holdco LLC

6.63%, 7/15/2026 (a)	242	254

9.75%, 7/15/2027 (a)	72	77

Aramark Services, Inc. 5.00%, 2/1/2028 (a)	5,726	5,977

Brink’s Co. (The) 4.63%, 10/15/2027 (a)	995	1,020

Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	2,860	2,988

Covanta Holding Corp.

5.88%, 3/1/2024	200	202

5.88%, 7/1/2025 (b)	1,390	1,425

Harsco Corp. 5.75%, 7/31/2027 (a) (b)	139	137

KAR Auction Services, Inc. 144A, 5.13%, 6/1/2025 (a)	2,015	2,070

Nielsen Co. Luxembourg SARL (The)

5.50%, 10/1/2021 (a)	185	185

5.00%, 2/1/2025 (a) (b)	146	144

Nielsen Finance LLC 5.00%, 4/15/2022 (a)	8,180	8,139

Prime Security Services Borrower LLC

5.25%, 4/15/2024 (a)	653	676

5.75%, 4/15/2026 (a) (b)	4,665	4,851

		31,637

Communications Equipment — 0.4%

CommScope Technologies LLC 6.00%, 6/15/2025 (a)	4,389	4,126

CommScope, Inc.

5.50%, 3/1/2024 (a)	170	172

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	183

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Communications Equipment — continued

5.50%, 6/15/2024 (a)	448	426

6.00%, 3/1/2026 (a)	7,760	7,965

8.25%, 3/1/2027 (a) (b)	4,945	4,988

Nokia OYJ (Finland)

4.38%, 6/12/2027	2,600	2,743

4.38%, 6/12/2027 (b)	321	339

6.63%, 5/15/2039 (b)	215	261

Plantronics, Inc. 5.50%, 5/31/2023 (a) (b)	2,380	2,166

ViaSat, Inc. 5.63%, 9/15/2025 (a) (b)	2,655	2,622

		25,808

Construction & Engineering — 0.1%

AECOM 5.13%, 3/15/2027	1,928	1,992

Aeropuerto Internacional de Tocumen SA (Panama) 6.00%, 11/18/2048 (h)	2,100	2,667

Bioceanico Sovereign Certificate Ltd. (Cayman Islands) Zero Coupon, 6/5/2034 (h)	3,400	2,450

MasTec, Inc. 4.88%, 3/15/2023	452	454

		7,563

Construction Materials — 0.0% (c)

Cemex SAB de CV (Mexico)

5.70%, 1/11/2025 (a) (b)	600	608

7.75%, 4/16/2026 (a)	1,530	1,617

		2,225

Consumer Finance — 0.8%

Ally Financial, Inc.

8.00%, 3/15/2020	3,040	3,046

4.13%, 2/13/2022	35	36

5.13%, 9/30/2024	128	142

4.63%, 3/30/2025	1,366	1,489

5.75%, 11/20/2025	5,535	6,247

8.00%, 11/1/2031	418	579

Avolon Holdings Funding Ltd. (Ireland)

5.13%, 10/1/2023 (a)	160	171

5.25%, 5/15/2024 (a)	355	388

Credit Acceptance Corp. 6.63%, 3/15/2026 (a)	312	328

Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	1,166	988

FirstCash, Inc. 5.38%, 6/1/2024 (a)	156	160

Ford Motor Credit Co. LLC

4.69%, 6/9/2025	2,470	2,562

4.39%, 1/8/2026	1,500	1,514

4.54%, 8/1/2026	3,245	3,329

4.27%, 1/9/2027	1,840	1,825

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued

General Motors Financial Co., Inc. 5.25%, 3/1/2026	270	301

Global Aircraft Leasing Co. Ltd. (Cayman Islands) 6.50% (cash), 9/15/2024 (a) (d)	3,580	3,515

ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 4.15%, 12/21/2065 (a) (f)	1,135	925

Navient Corp.

6.13%, 3/25/2024	5,680	5,865

5.00%, 3/15/2027	1,055	1,020

Park Aerospace Holdings Ltd. (Ireland)

4.50%, 3/15/2023 (a)	350	366

5.50%, 2/15/2024 (a)	990	1,088

Springleaf Finance Corp.

6.13%, 5/15/2022	245	258

5.63%, 3/15/2023	272	280

6.88%, 3/15/2025	935	1,028

7.13%, 3/15/2026	3,932	4,365

6.63%, 1/15/2028	4,603	5,052

		46,867

Containers & Packaging — 1.0%

Ardagh Packaging Finance plc

6.00%, 2/15/2025 (a)	10,230	10,665

5.25%, 8/15/2027 (a)	6,082	6,181

Ball Corp.

4.00%, 11/15/2023	40	41

5.25%, 7/1/2025	2,340	2,588

Berry Global, Inc.

5.13%, 7/15/2023	187	187

4.50%, 2/15/2026 (a)	525	516

4.88%, 7/15/2026 (a)	6,780	6,897

5.63%, 7/15/2027 (a) (b)	291	303

Crown Americas LLC 4.75%, 2/1/2026	2,151	2,218

Greif, Inc. 6.50%, 3/1/2027 (a)	1,690	1,818

Intertape Polymer Group, Inc. (Canada) 7.00%, 10/15/2026 (a)	32	34

LABL Escrow Issuer LLC 6.75%, 7/15/2026 (a)	8,030	8,413

Mauser Packaging Solutions Holding Co.

5.50%, 4/15/2024 (a)	5,060	5,010

7.25%, 4/15/2025 (a) (b)	5,185	5,025

OI European Group BV 4.00%, 3/15/2023 (a)	14	14

Sealed Air Corp.

5.13%, 12/1/2024 (a)	1,995	2,139

5.50%, 9/15/2025 (a)	1,250	1,369

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Containers & Packaging — continued

Smurfit Kappa Treasury Funding DAC (Ireland) 7.50%, 11/20/2025	950	1,186

Trivium Packaging Finance BV (Netherlands)

5.50%, 8/15/2026 (a) (i)	6,991	7,244

8.50%, 8/15/2027 (a) (b) (i)	1,545	1,624

		63,472

Distributors — 0.2%

Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	4,207	4,433

Wolverine Escrow LLC

8.50%, 11/15/2024 (a) (b)	2,565	2,502

9.00%, 11/15/2026 (a)	5,895	5,880

		12,815

Diversified Consumer Services — 0.2%

Service Corp. International

5.38%, 5/15/2024	300	306

7.50%, 4/1/2027	535	653

4.63%, 12/15/2027	2,455	2,571

5.13%, 6/1/2029 (b)	5,825	6,298

		9,828

Diversified Financial Services — 0.1%

ACE Cash Express, Inc. 12.00%, 12/15/2022 (a)	412	333

CNG Holdings, Inc. 12.50%, 6/15/2024 (a)	735	694

MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a) (b)	1,203	1,119

Refinitiv US Holdings, Inc.

6.25%, 5/15/2026 (a)	5,617	6,053

8.25%, 11/15/2026 (a)	201	221

		8,420

Diversified Telecommunication Services — 2.9%

Altice France SA (France)

7.38%, 5/1/2026 (a)	11,290	11,840

8.13%, 2/1/2027 (a)	400	436

5.50%, 1/15/2028 (a)	3,500	3,504

CCO Holdings LLC

5.88%, 4/1/2024 (a)	4,334	4,452

5.38%, 5/1/2025 (a)	265	272

5.75%, 2/15/2026 (a)	4,531	4,711

5.50%, 5/1/2026 (a)	1,337	1,387

5.13%, 5/1/2027 (a)	18,685	19,427

5.88%, 5/1/2027 (a)	3,380	3,529

5.00%, 2/1/2028 (a)	12,412	12,908

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued

5.38%, 6/1/2029 (a)	1,229	1,309

4.75%, 3/1/2030 (a)	4,817	4,962

CenturyLink, Inc.

Series V, 5.63%, 4/1/2020	1,420	1,423

Series T, 5.80%, 3/15/2022	720	755

Series W, 6.75%, 12/1/2023	388	427

Series Y, 7.50%, 4/1/2024 (b)	3,707	4,155

5.63%, 4/1/2025 (b)	2,711	2,826

5.13%, 12/15/2026 (a) (b)	6,300	6,347

4.00%, 2/15/2027 (a)	2,090	2,100

Series G, 6.88%, 1/15/2028 (b)	17	19

Cincinnati Bell, Inc.

7.00%, 7/15/2024 (a) (b)	1,740	1,829

8.00%, 10/15/2025 (a)	325	349

DKT Finance ApS (Denmark) 9.38%, 6/17/2023 (a)	1,150	1,222

Embarq Corp. 8.00%, 6/1/2036	1,643	1,750

Frontier Communications Corp.

7.63%, 4/15/2024	158	75

6.88%, 1/15/2025	357	171

11.00%, 9/15/2025	369	169

8.50%, 4/1/2026 (a)	2,274	2,302

8.00%, 4/1/2027 (a)	5,235	5,431

Intelsat Jackson Holdings SA (Luxembourg)

5.50%, 8/1/2023 (b)	6,647	5,716

8.00%, 2/15/2024 (a)	5,129	5,257

8.50%, 10/15/2024 (a)	5,163	4,518

9.75%, 7/15/2025 (a)	1,765	1,562

Level 3 Financing, Inc.

5.63%, 2/1/2023	152	153

5.38%, 1/15/2024	375	374

5.38%, 5/1/2025	4,436	4,528

5.25%, 3/15/2026	1,416	1,462

4.63%, 9/15/2027 (a)	3,585	3,657

SES GLOBAL Americas Holdings GP (Luxembourg) 5.30%, 3/25/2044 (a)	110	126

Sprint Capital Corp.

6.88%, 11/15/2028	148	176

8.75%, 3/15/2032	10,816	15,034

Telecom Italia Capital SA (Italy)

6.38%, 11/15/2033	6,765	7,842

6.00%, 9/30/2034	2,211	2,460

7.72%, 6/4/2038	3,920	5,076

Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	500	534

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	185

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Diversified Telecommunication Services — continued

Telefonica Emisiones SA (Spain) 4.90%, 3/6/2048	300	365

Verizon Communications, Inc. 4.40%, 11/1/2034	3,340	4,056

Virgin Media Finance plc (United Kingdom)

6.00%, 10/15/2024 (a)	1,350	1,380

5.75%, 1/15/2025 (a)	200	203

Virgin Media Secured Finance plc (United Kingdom)

5.50%, 8/15/2026 (a)	2,560	2,634

5.50%, 5/15/2029 (a)	7,015	7,200

Windstream Services LLC 8.63%, 10/31/2025 (a) (b) (i)	477	434

		174,834

Electric Utilities — 0.6%

Centrais Eletricas Brasileiras SA (Brazil) 4.63%, 2/4/2030 (a)	2,970	3,004

Cleveland Electric Illuminating Co. (The) 4.55%, 11/15/2030 (a)	500	599

Edison International 4.13%, 3/15/2028	3,675	4,008

Emera US Finance LP (Canada) 4.75%, 6/15/2046	1,410	1,656

Empresa de Transmision Electrica SA (Panama) 5.13%, 5/2/2049 (a)	1,100	1,306

Energuate Trust (Guatemala) 5.88%, 5/3/2027 (h)	1,700	1,785

Eskom Holdings SOC Ltd. (South Africa) 5.75%, 1/26/2021 (h)	3,900	3,904

Fenix Power Peru SA (Peru) 4.32%, 9/20/2027 (h)	2,755	2,797

Inkia Energy Ltd. (Peru) 5.88%, 11/9/2027 (h)	2,200	2,302

Instituto Costarricense de Electricidad (Costa Rica)

6.95%, 11/10/2021 (h)	1,300	1,347

6.38%, 5/15/2043 (h)	690	603

Light Servicos de Eletricidade SA (Brazil) 7.25%, 5/3/2023 (h)	1,803	1,902

Minejesa Capital BV (Indonesia) 4.63%, 8/10/2030 (h)	2,100	2,191

NextEra Energy Capital Holdings, Inc. (ICE LIBOR USD 3 Month + 3.16%), 5.65%, 5/1/2079 (f)	4,110	4,669

NextEra Energy Operating Partners LP

4.25%, 7/15/2024 (a)	213	217

4.25%, 9/15/2024 (a)	52	52

4.50%, 9/15/2027 (a)	201	210

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued

Terraform Global Operating LLC 6.13%, 3/1/2026 (a) (b)	190	197

Vistra Operations Co. LLC

5.50%, 9/1/2026 (a)	501	507

5.63%, 2/15/2027 (a)	1,370	1,404

5.00%, 7/31/2027 (a)	3,380	3,414

		38,074

Electrical Equipment — 0.0% (c)

Sensata Technologies BV

4.88%, 10/15/2023 (a)	255	269

5.63%, 11/1/2024 (a)	200	216

5.00%, 10/1/2025 (a)	517	544

		1,029

Electronic Equipment, Instruments & Components — 0.2%

Anixter, Inc. 6.00%, 12/1/2025	766	820

CDW LLC

5.50%, 12/1/2024	390	429

5.00%, 9/1/2025	468	482

4.25%, 4/1/2028	6,300	6,385

MTS Systems Corp. 5.75%, 8/15/2027 (a)	279	284

Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	2,145	2,164

		10,564

Energy Equipment & Services — 0.4%

Archrock Partners LP

6.00%, 10/1/2022	3,545	3,548

6.88%, 4/1/2027 (a)	1,701	1,728

Diamond Offshore Drilling, Inc. 5.70%, 10/15/2039	124	54

Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	3,575	3,280

Nabors Industries, Inc. 5.75%, 2/1/2025	414	297

Noble Holding International Ltd.

7.95%, 4/1/2025 (i)	59	22

7.88%, 2/1/2026 (a)	140	87

6.20%, 8/1/2040	92	26

5.25%, 3/15/2042	41	11

Precision Drilling Corp. (Canada)

6.50%, 12/15/2021	5	5

7.75%, 12/15/2023	75	74

5.25%, 11/15/2024	201	178

7.13%, 1/15/2026 (a) (b)	3,376	3,116

Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025 (a)	660	554

SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Energy Equipment & Services — continued

Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	4,978	5,028

Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	259	263

Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	337	340

Transocean, Inc.

7.25%, 11/1/2025 (a)	8	6

7.50%, 1/15/2026 (a)	464	369

8.00%, 2/1/2027 (a)	1,645	1,378

7.50%, 4/15/2031	224	133

USA Compression Partners LP

6.88%, 4/1/2026	1,030	997

6.88%, 9/1/2027	13	12

Valaris plc

7.75%, 2/1/2026	82	33

5.75%, 10/1/2044	207	63

		21,602

Entertainment — 0.4%

AMC Entertainment Holdings, Inc.

5.75%, 6/15/2025 (b)	2,788	2,240

5.88%, 11/15/2026 (b)	248	198

6.13%, 5/15/2027 (b)	267	214

Live Nation Entertainment, Inc.

4.88%, 11/1/2024 (a)	3,125	3,187

5.63%, 3/15/2026 (a)	643	661

4.75%, 10/15/2027 (a)	1,820	1,829

Netflix, Inc.

5.88%, 2/15/2025	50	56

4.88%, 4/15/2028	3,845	4,048

5.88%, 11/15/2028	5,335	5,998

5.38%, 11/15/2029 (a)	202	220

4.88%, 6/15/2030 (a)	3,855	4,062

		22,713

Equity Real Estate Investment Trusts (REITs) — 1.0%

Brookfield Property REIT, Inc. 5.75%, 5/15/2026 (a)	3,421	3,382

CoreCivic, Inc. 5.00%, 10/15/2022	55	56

Diversified Healthcare Trust 4.75%, 2/15/2028	2,690	2,818

Equinix, Inc.

5.88%, 1/15/2026	2,018	2,133

5.38%, 5/15/2027	285	307

ESH Hospitality, Inc.

5.25%, 5/1/2025 (a)	4,950	4,979

4.63%, 10/1/2027 (a)	5,300	5,167

GEO Group, Inc. (The) 5.88%, 10/15/2024	250	234

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued

GLP Capital LP

5.25%, 6/1/2025	225	252

5.75%, 6/1/2028 (b)	250	293

HAT Holdings I LLC 5.25%, 7/15/2024 (a) (b)	483	505

Iron Mountain, Inc.

5.75%, 8/15/2024	2,775	2,796

4.88%, 9/15/2027 (a)	3,444	3,487

5.25%, 3/15/2028 (a)	763	790

4.88%, 9/15/2029 (a)	1,325	1,313

MGM Growth Properties Operating Partnership LP

5.63%, 5/1/2024	4,022	4,354

5.75%, 2/1/2027	2,400	2,628

MPT Operating Partnership LP 4.63%, 8/1/2029	1,472	1,546

RHP Hotel Properties LP 5.00%, 4/15/2023	875	887

Ryman Hospitality Properties, Inc. 4.75%, 10/15/2027 (a)	5,575	5,652

SBA Communications Corp. 4.88%, 9/1/2024	2,225	2,285

Uniti Group LP

6.00%, 4/15/2023 (a) (b)	4,795	4,687

8.25%, 10/15/2023	99	92

7.13%, 12/15/2024 (a)	65	59

VICI Properties LP

3.50%, 2/15/2025 (a)	590	591

4.25%, 12/1/2026 (a)	3,443	3,478

3.75%, 2/15/2027 (a)	1,945	1,930

4.63%, 12/1/2029 (a)	1,532	1,582

4.13%, 8/15/2030 (a)	4,240	4,245

		62,528

Food & Staples Retailing — 0.4%

Albertsons Cos., Inc.

3.50%, 2/15/2023 (a)	820	821

6.63%, 6/15/2024	467	480

5.75%, 3/15/2025	2,304	2,387

7.50%, 3/15/2026 (a)	1,480	1,644

4.63%, 1/15/2027 (a)	1,755	1,729

5.88%, 2/15/2028 (a)	1,317	1,369

4.88%, 2/15/2030 (a)	1,160	1,160

Cencosud SA (Chile) 6.63%, 2/12/2045 (h)	2,600	2,921

Kroger Co. (The) 3.88%, 10/15/2046	1,290	1,374

New Albertsons LP

6.63%, 6/1/2028	8	8

7.45%, 8/1/2029	113	119

8.00%, 5/1/2031	870	935

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	187

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Food & Staples Retailing — continued

Rite Aid Corp.

6.13%, 4/1/2023 (a)	4,846	4,440

7.50%, 7/1/2025 (a)	2,814	2,807

Tesco plc (United Kingdom) 6.15%, 11/15/2037 (a)	870	1,127

		23,321

Food Products — 0.5%

B&G Foods, Inc. 5.25%, 4/1/2025 (b)	2,741	2,707

Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	1,640	1,722

Dole Food Co., Inc. 7.25%, 6/15/2025 (a)	650	637

JBS USA LUX SA

5.88%, 7/15/2024 (a)	598	609

5.75%, 6/15/2025 (a)	1,228	1,260

6.75%, 2/15/2028 (a)	1,253	1,353

6.50%, 4/15/2029 (a)	757	821

Kraft Heinz Foods Co. 5.00%, 7/15/2035	2,010	2,131

Lamb Weston Holdings, Inc. 4.88%, 11/1/2026 (a)	3,030	3,144

Pilgrim’s Pride Corp.

5.75%, 3/15/2025 (a)	2,695	2,748

5.88%, 9/30/2027 (a)	397	411

Post Holdings, Inc.

5.50%, 3/1/2025 (a)	320	333

5.00%, 8/15/2026 (a)	732	747

5.75%, 3/1/2027 (a)	2,342	2,437

5.63%, 1/15/2028 (a)	100	105

5.50%, 12/15/2029 (a)	4,455	4,622

4.63%, 4/15/2030 (a)	1,095	1,079

Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026 (a) (b)	3,000	2,940

TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	320	330

		30,136

Gas Utilities — 0.1%

AmeriGas Partners LP

5.63%, 5/20/2024	189	197

5.50%, 5/20/2025	3,952	4,021

5.88%, 8/20/2026	2,038	2,114

5.75%, 5/20/2027	277	288

		6,620

Health Care Equipment & Supplies — 0.2%

Hill-Rom Holdings, Inc.

5.00%, 2/15/2025 (a)	1,093	1,134

4.38%, 9/15/2027 (a)	3,560	3,685

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Equipment & Supplies — continued

Hologic, Inc. 4.38%, 10/15/2025 (a)	4,315	4,395

Teleflex, Inc. 4.88%, 6/1/2026	386	402

		9,616

Health Care Providers & Services — 2.3%

Acadia Healthcare Co., Inc.

6.13%, 3/15/2021	26	26

5.13%, 7/1/2022	165	165

5.63%, 2/15/2023	738	743

6.50%, 3/1/2024	211	217

Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (a) (b)	375	358

Centene Corp.

6.13%, 2/15/2024	176	181

4.75%, 1/15/2025	421	432

5.25%, 4/1/2025 (a)	873	898

5.38%, 6/1/2026 (a)	7,395	7,783

4.25%, 12/15/2027 (a)	3,261	3,355

4.63%, 12/15/2029 (a)	3,950	4,227

3.38%, 2/15/2030 (a)	3,140	3,140

Community Health Systems, Inc.

6.25%, 3/31/2023	4,958	4,967

8.63%, 1/15/2024 (a) (b)	5,285	5,522

8.13%, 6/30/2024 (a) (b)	815	750

8.00%, 3/15/2026 (a)	101	104

CVS Health Corp. 4.88%, 7/20/2035	5,543	6,713

DaVita, Inc.

5.13%, 7/15/2024	946	959

5.00%, 5/1/2025	8,223	8,344

Encompass Health Corp.

5.75%, 11/1/2024	378	382

5.75%, 9/15/2025	1,960	2,027

4.50%, 2/1/2028	4,630	4,682

Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	1,122	594

HCA Healthcare, Inc. 6.25%, 2/15/2021	195	203

HCA, Inc.

5.88%, 5/1/2023 (b)	355	388

5.38%, 2/1/2025	2,180	2,410

5.88%, 2/15/2026	8,253	9,316

5.25%, 6/15/2026	145	166

5.63%, 9/1/2028	11,934	13,526

5.88%, 2/1/2029	17,085	19,708

3.50%, 9/1/2030	1,515	1,482

5.50%, 6/15/2047	2,390	2,839

SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Health Care Providers & Services — continued

Molina Healthcare, Inc. 5.38%, 11/15/2022 (i)	1,500	1,561

Polaris Intermediate Corp. 8.50% (cash), 12/1/2022 (a) (d)	456	387

Team Health Holdings, Inc. 6.38%, 2/1/2025 (a) (b)	1,018	560

Tenet Healthcare Corp.

8.13%, 4/1/2022	255	276

6.75%, 6/15/2023	1,765	1,889

4.63%, 7/15/2024	1,712	1,712

4.63%, 9/1/2024 (a)	86	87

5.13%, 5/1/2025	3,302	3,327

4.88%, 1/1/2026 (a)	9,842	10,026

6.25%, 2/1/2027 (a)	10,278	10,766

5.13%, 11/1/2027 (a)	2,291	2,380

		139,578

Health Care Technology — 0.1%

IQVIA, Inc.

5.00%, 10/15/2026 (a)	2,787	2,875

5.00%, 5/15/2027 (a)	2,912	3,010

		5,885

Hotels, Restaurants & Leisure — 1.9%

1011778 BC ULC (Canada)

4.25%, 5/15/2024 (a)	3,208	3,211

5.00%, 10/15/2025 (a)	2,725	2,737

3.88%, 1/15/2028 (a) (b)	1,970	1,958

Boyd Gaming Corp.

6.38%, 4/1/2026	2,069	2,157

6.00%, 8/15/2026	1,625	1,669

Boyne USA, Inc. 7.25%, 5/1/2025 (a)	594	636

Caesars Resort Collection LLC 5.25%, 10/15/2025 (a)	2,240	2,200

CCM Merger, Inc. 6.00%, 3/15/2022 (a)	1,038	1,048

Cedar Fair LP

5.38%, 4/15/2027	24	25

5.25%, 7/15/2029 (a)	1,975	1,975

Cirsa Finance International SARL (Spain) 7.88%, 12/20/2023 (a)	1,820	1,897

Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a) (b)	726	628

Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	851	860

Eldorado Resorts, Inc. 6.00%, 4/1/2025	1,525	1,594

Enterprise Development Authority (The) 12.00%, 7/15/2024 (a)	1,032	1,182

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued

Gateway Casinos & Entertainment Ltd. (Canada) 8.25%, 3/1/2024 (a)	982	1,009

Hilton Domestic Operating Co., Inc.

5.13%, 5/1/2026	4,492	4,611

4.88%, 1/15/2030	1,404	1,455

Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	459	491

Hilton Worldwide Finance LLC

4.63%, 4/1/2025	1,704	1,710

4.88%, 4/1/2027	3,059	3,128

International Game Technology plc

6.25%, 2/15/2022 (a)	2,135	2,194

6.50%, 2/15/2025 (a)	1,825	1,975

6.25%, 1/15/2027 (a)	3,085	3,261

IRB Holding Corp. 6.75%, 2/15/2026 (a)	858	852

KFC Holding Co. 4.75%, 6/1/2027 (a) (b)	1,440	1,472

LTF Merger Sub, Inc. 8.50%, 6/15/2023 (a)	150	152

Marriott Ownership Resorts, Inc.

6.50%, 9/15/2026	3,565	3,832

4.75%, 1/15/2028 (a)	73	73

Merlin Entertainments Ltd. (United Kingdom) 5.75%, 6/15/2026 (a)	3,050	3,271

MGM Resorts International

6.00%, 3/15/2023	745	802

5.75%, 6/15/2025	6,735	7,375

4.63%, 9/1/2026	5,784	6,015

5.50%, 4/15/2027	6,355	6,861

Motion Bondco DAC (United Kingdom) 6.63%, 11/15/2027 (a)	500	519

Sabre GLBL, Inc.

5.38%, 4/15/2023 (a)	4,975	4,975

5.25%, 11/15/2023 (a) (b)	875	873

Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	4,321	4,334

Six Flags Entertainment Corp.

4.88%, 7/31/2024 (a)	3,291	3,248

5.50%, 4/15/2027 (a) (b)	1,740	1,680

Stars Group Holdings BV (Canada) 7.00%, 7/15/2026 (a) (b)	3,716	3,995

Station Casinos LLC

5.00%, 10/1/2025 (a)	3,136	3,152

4.50%, 2/15/2028 (a)	760	724

VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	283	253

Wyndham Destinations, Inc.

4.25%, 3/1/2022	8	8

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	189

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Hotels, Restaurants & Leisure — continued

5.40%, 4/1/2024 (i)	169	181

6.35%, 10/1/2025 (i)	143	157

5.75%, 4/1/2027 (i)	2,506	2,649

Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	5,189	5,092

Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	6,953	6,718

Yum! Brands, Inc. 4.75%, 1/15/2030 (a)	3,563	3,697

		116,571

Household Durables — 0.5%

Controladora Mabe SA de CV (Mexico) 5.60%, 10/23/2028 (h)	1,300	1,463

Lennar Corp.

5.88%, 11/15/2024	117	128

5.25%, 6/1/2026	490	540

5.00%, 6/15/2027	515	575

4.75%, 11/29/2027	5,620	6,196

Newell Brands, Inc.

3.85%, 4/1/2023 (i)	1,000	1,040

4.20%, 4/1/2026 (i)	7,540	7,847

5.38%, 4/1/2036 (i)	2,780	3,098

PulteGroup, Inc. 5.00%, 1/15/2027	1,460	1,603

Tempur Sealy International, Inc.

5.63%, 10/15/2023	1,162	1,182

5.50%, 6/15/2026	6,754	7,067

Toll Brothers Finance Corp. 3.80%, 11/1/2029 (b)	1,595	1,603

		32,342

Household Products — 0.4%

Central Garden & Pet Co. 5.13%, 2/1/2028	4,480	4,670

Energizer Holdings, Inc.

5.50%, 6/15/2025 (a)	4,105	4,166

7.75%, 1/15/2027 (a)	5,700	6,184

Spectrum Brands, Inc.

6.13%, 12/15/2024	673	696

5.75%, 7/15/2025	4,325	4,433

5.00%, 10/1/2029 (a)	2,578	2,662

		22,811

Independent Power and Renewable Electricity Producers — 0.4%

AES Corp.

5.50%, 4/15/2025	3,838	3,926

5.13%, 9/1/2027	500	519

Calpine Corp.

5.75%, 1/15/2025	49	49

5.25%, 6/1/2026 (a) (b)	5,201	5,156

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Independent Power and Renewable Electricity Producers — continued

Cemig Geracao e Transmissao SA (Brazil) 9.25%, 12/5/2024 (h)	4,200	4,879

Clearway Energy Operating LLC

5.75%, 10/15/2025	55	57

5.00%, 9/15/2026	316	324

Cometa Energia SA de CV (Mexico)

6.38%, 4/24/2035 (h)	2,229	2,580

6.38%, 4/24/2035 (a)	1,143	1,323

NRG Energy, Inc.

7.25%, 5/15/2026	2,315	2,454

6.63%, 1/15/2027	165	172

5.75%, 1/15/2028	3,519	3,655

5.25%, 6/15/2029 (a)	294	306

Vistra Energy Corp. 5.88%, 6/1/2023	72	73

		25,473

Industrial Conglomerates — 0.1%

Alfa SAB de CV (Mexico) 6.88%, 3/25/2044 (h)	3,500	4,446

Grupo KUO SAB de CV (Mexico) 5.75%, 7/7/2027 (a)	1,100	1,122

		5,568

Insurance — 0.0% (c)

CNO Financial Group, Inc. 5.25%, 5/30/2025	490	555

Harborwalk Funding Trust (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069 (a) (f)	600	763

Liberty Mutual Group, Inc. 3.95%, 10/15/2050 (a)	91	100

		1,418

Internet & Direct Marketing Retail — 0.1%

Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (a)	551	573

Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	2,900	2,748

		3,321

IT Services — 0.2%

Booz Allen Hamilton, Inc. 5.13%, 5/1/2025 (a)	283	290

Cogent Communications Group, Inc.

5.63%, 4/15/2021 (a)	120	120

5.38%, 3/1/2022 (a)	1,515	1,553

Exela Intermediate LLC 10.00%, 7/15/2023 (a) (b)	998	337

Gartner, Inc. 5.13%, 4/1/2025 (a)	1,813	1,872

VeriSign, Inc. 4.75%, 7/15/2027	5	5

SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

IT Services — continued

Zayo Group LLC

6.00%, 4/1/2023	338	345

6.38%, 5/15/2025	7,023	7,181

		11,703

Leisure Products — 0.2%

Mattel, Inc.

3.15%, 3/15/2023	765	753

6.75%, 12/31/2025 (a)	8,363	8,789

5.88%, 12/15/2027 (a) (b)	2,635	2,754

Vista Outdoor, Inc. 5.88%, 10/1/2023 (b)	350	339

		12,635

Life Sciences Tools & Services — 0.1%

Avantor, Inc. 6.00%, 10/1/2024 (a)	7,180	7,536

Machinery — 0.1%

Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	116	123

ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023 (a)	530	539

Colfax Corp.

6.00%, 2/15/2024 (a)	1,935	2,006

6.38%, 2/15/2026 (a)	23	24

EnPro Industries, Inc. 5.75%, 10/15/2026	265	282

Hillman Group, Inc. (The) 6.38%, 7/15/2022 (a) (b)	130	117

RBS Global, Inc. 4.88%, 12/15/2025 (a)	525	530

SPX FLOW, Inc.

5.63%, 8/15/2024 (a)	1,135	1,172

5.88%, 8/15/2026 (a)	295	310

Tennant Co. 5.63%, 5/1/2025	679	706

Terex Corp. 5.63%, 2/1/2025 (a) (b) (j)	1,375	1,396

Wabash National Corp. 5.50%, 10/1/2025 (a)	660	649

Welbilt, Inc. 9.50%, 2/15/2024	295	311

		8,165

Marine — 0.1%

MV24 Capital BV (Brazil)

6.75%, 6/1/2034 (a)	4,349	4,514

6.75%, 6/1/2034 (h)	493	512

		5,026

Media — 3.2%

Altice Financing SA (Luxembourg) 7.50%, 5/15/2026 (a)	7,710	8,115

Altice Luxembourg SA (Luxembourg) 7.63%, 2/15/2025 (a)	511	530

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued

AMC Networks, Inc.

5.00%, 4/1/2024	2,730	2,744

4.75%, 8/1/2025 (b)	1,785	1,779

Charter Communications Operating LLC

4.91%, 7/23/2025	30	34

6.38%, 10/23/2035	221	291

5.38%, 4/1/2038	1,760	2,022

6.48%, 10/23/2045	230	296

Cinemark USA, Inc. 4.88%, 6/1/2023	3,316	3,301

Clear Channel Worldwide Holdings, Inc.

9.25%, 2/15/2024 (a)	4,560	4,845

5.13%, 8/15/2027 (a)	8,909	8,931

CSC Holdings LLC

6.75%, 11/15/2021	115	122

5.38%, 7/15/2023 (a)	200	205

5.25%, 6/1/2024 (b)	1,168	1,263

7.75%, 7/15/2025 (a)	200	210

6.63%, 10/15/2025 (a)	1,600	1,672

10.88%, 10/15/2025 (a)	8,280	9,085

5.50%, 5/15/2026 (a)	1,550	1,605

5.50%, 4/15/2027 (a)	400	421

5.38%, 2/1/2028 (a)	210	218

6.50%, 2/1/2029 (a)	8,970	9,878

Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (b)	369	383

Diamond Sports Group LLC

5.38%, 8/15/2026 (a)	7,656	7,059

6.63%, 8/15/2027 (a) (b)	2,667	2,160

Discovery Communications LLC 4.95%, 5/15/2042	3,725	4,248

DISH DBS Corp.

6.75%, 6/1/2021	730	756

5.88%, 7/15/2022	580	605

5.00%, 3/15/2023	704	709

5.88%, 11/15/2024	20,640	21,171

7.75%, 7/1/2026	8,220	8,833

Entercom Media Corp.

7.25%, 11/1/2024 (a) (b)	2,875	3,015

6.50%, 5/1/2027 (a)	1,123	1,174

GCI LLC

6.63%, 6/15/2024 (a)	615	652

6.88%, 4/15/2025	1,725	1,777

Gray Television, Inc.

5.13%, 10/15/2024 (a)	109	112

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	191

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Media — continued

5.88%, 7/15/2026 (a)	1,237	1,272

7.00%, 5/15/2027 (a)	3,427	3,717

iHeartCommunications, Inc.

6.38%, 5/1/2026 (b)	3,253	3,496

8.38%, 5/1/2027	1,354	1,471

5.25%, 8/15/2027 (a)	3,128	3,226

Lamar Media Corp.

5.00%, 5/1/2023	15	15

5.75%, 2/1/2026	1,030	1,071

3.75%, 2/15/2028 (a)	710	712

4.00%, 2/15/2030 (a)	500	500

Liberty Interactive LLC 8.25%, 2/1/2030 (b)	275	279

Meredith Corp. 6.88%, 2/1/2026 (b)	5,860	5,876

Midcontinent Communications 5.38%, 8/15/2027 (a)	326	343

Nexstar Broadcasting, Inc.

5.63%, 8/1/2024 (a)	1,235	1,271

5.63%, 7/15/2027 (a)	5,683	5,882

Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	3,463	3,567

Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	220	233

Sinclair Television Group, Inc.

5.63%, 8/1/2024 (a)	890	908

5.88%, 3/15/2026 (a)	184	189

5.13%, 2/15/2027 (a) (b)	3,210	3,186

Sirius XM Radio, Inc.

4.63%, 7/15/2024 (a)	202	208

5.38%, 4/15/2025 (a)	2,071	2,125

5.38%, 7/15/2026 (a)	2,674	2,767

5.00%, 8/1/2027 (a)	10,277	10,752

5.50%, 7/1/2029 (a)	4,150	4,470

TEGNA, Inc.

4.63%, 3/15/2028 (a)	1,360	1,324

5.00%, 9/15/2029 (a)	2,090	2,072

Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028 (a)	2,400	2,532

UPC Holding BV (Netherlands) 5.50%, 1/15/2028 (a)	2,900	2,941

ViacomCBS, Inc.

(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (f)	1,215	1,240

(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (b) (f)	509	538

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued

Videotron Ltd. (Canada)

5.38%, 6/15/2024 (a)	190	203

5.13%, 4/15/2027 (a)	7,040	7,383

WMG Acquisition Corp.

4.88%, 11/1/2024 (a)	100	103

5.50%, 4/15/2026 (a)	525	548

Ziggo Bond Co. BV (Netherlands) 6.00%, 1/15/2027 (a)	1,050	1,111

Ziggo BV (Netherlands)

5.50%, 1/15/2027 (a)	2,363	2,434

4.88%, 1/15/2030 (a)	2,750	2,840

		193,026

Metals & Mining — 0.8%

Alcoa Nederland Holding BV

6.75%, 9/30/2024 (a)	2,500	2,563

7.00%, 9/30/2026 (a)	945	999

6.13%, 5/15/2028 (a)	3,085	3,166

Allegheny Technologies, Inc. 7.88%, 8/15/2023 (i)	135	143

ArcelorMittal SA (Luxembourg) 7.00%, 10/15/2039 (i)	200	253

Big River Steel LLC 7.25%, 9/1/2025 (a)	265	268

Commercial Metals Co.

4.88%, 5/15/2023	40	41

5.38%, 7/15/2027	359	367

Constellium SE

6.63%, 3/1/2025 (a)	2,610	2,682

5.88%, 2/15/2026 (h)	2,150	2,185

FMG Resources August 2006 Pty. Ltd. (Australia)

4.75%, 5/15/2022 (a) (b)	59	60

5.13%, 3/15/2023 (a) (b)	165	170

5.13%, 5/15/2024 (a) (b)	174	180

4.50%, 9/15/2027 (a)	1,830	1,770

Freeport-McMoRan, Inc.

3.55%, 3/1/2022	31	31

3.88%, 3/15/2023	4,146	4,168

4.55%, 11/14/2024	3,415	3,458

4.13%, 3/1/2028	2,488	2,358

5.40%, 11/14/2034	98	95

5.45%, 3/15/2043	2,072	2,010

Glencore Finance Canada Ltd. (Switzerland) 6.00%, 11/15/2041 (a)	685	818

Hudbay Minerals, Inc. (Canada)

7.25%, 1/15/2023 (a)	160	161

7.63%, 1/15/2025 (a)	85	82

SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Metals & Mining — continued

Indonesia Asahan Aluminium Persero PT (Indonesia)

6.53%, 11/15/2028 (h)	1,050	1,289

6.76%, 11/15/2048 (h)	3,600	4,737

Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	3,750	3,712

Nexa Resources SA (Peru) 5.38%, 5/4/2027 (h)	1,900	1,985

Novelis Corp.

5.88%, 9/30/2026 (a)	3,762	3,886

4.75%, 1/30/2030 (a)	1,620	1,592

Steel Dynamics, Inc.

4.13%, 9/15/2025	399	409

5.00%, 12/15/2026	28	30

United States Steel Corp.

6.88%, 8/15/2025 (b)	365	316

6.25%, 3/15/2026 (b)	576	467

		46,451

Multiline Retail — 0.0% (c)

JC Penney Corp., Inc. 6.38%, 10/15/2036	164	49

Neiman Marcus Group Ltd. LLC 14.00% (Blend (Cash 8.00% +PIK 6.00%)),

4/25/2024 (a) (d)	56	28

8.00%, 10/25/2024 (a)	80	23

		100

Multi-Utilities — 0.1%

Empresas Publicas de Medellin ESP (Colombia) 4.25%, 7/18/2029 (h)	2,700	2,819

Oil, Gas & Consumable Fuels — 4.0%

AI Candelaria Spain SLU (Spain) 7.50%, 12/15/2028 (h)	4,300	4,759

Aker BP ASA (Norway)

4.75%, 6/15/2024 (a)	185	193

5.88%, 3/31/2025 (a)	1,313	1,379

Antero Midstream Partners LP

5.38%, 9/15/2024	4,290	3,239

5.75%, 3/1/2027 (a)	675	459

5.75%, 1/15/2028 (a)	695	477

Antero Resources Corp.

5.13%, 12/1/2022 (b)	7,592	4,726

5.63%, 6/1/2023	300	162

Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026 (a)	3,495	2,097

Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	100	95

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Blue Racer Midstream LLC

6.13%, 11/15/2022 (a)	7,705	7,044

6.63%, 7/15/2026 (a)	905	769

Buckeye Partners LP

4.13%, 3/1/2025 (a)	1,635	1,635

3.95%, 12/1/2026	2,260	2,147

4.13%, 12/1/2027	1,610	1,553

4.50%, 3/1/2028 (a)	1,635	1,587

5.60%, 10/15/2044	900	797

Callon Petroleum Co.

6.25%, 4/15/2023 (b)	1,687	1,425

6.13%, 10/1/2024	294	233

6.38%, 7/1/2026 (b)	159	124

Cenovus Energy, Inc. (Canada)

5.25%, 6/15/2037	410	434

5.40%, 6/15/2047	410	450

Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	350	389

Cheniere Energy Partners LP

5.25%, 10/1/2025	3,038	3,046

5.63%, 10/1/2026	32	32

4.50%, 10/1/2029 (a)	3,845	3,677

Chesapeake Energy Corp. 11.50%, 1/1/2025 (a) (b)	3,304	1,974

CITGO Petroleum Corp. 6.25%, 8/15/2022 (a)	92	92

CNX Midstream Partners LP 6.50%, 3/15/2026 (a)	207	170

CNX Resources Corp. 5.88%, 4/15/2022	1,910	1,748

Comstock Resources, Inc.

7.50%, 5/15/2025 (a)	1,100	811

9.75%, 8/15/2026	1,539	1,289

Crestwood Midstream Partners LP

6.25%, 4/1/2023 (i)	340	323

5.75%, 4/1/2025 (b)	229	224

5.63%, 5/1/2027 (a)	4,235	3,917

DCP Midstream LP Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.38%, 12/15/2022 (e) (f) (g)	235	214

DCP Midstream Operating LP

3.88%, 3/15/2023	350	349

5.38%, 7/15/2025	4,290	4,494

6.75%, 9/15/2037 (a)	124	130

5.60%, 4/1/2044	25	23

Delek Logistics Partners LP 6.75%, 5/15/2025	575	584

Denbury Resources, Inc. 9.00%, 5/15/2021 (a)	1,725	1,509

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	193

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Diamondback Energy, Inc. 5.38%, 5/31/2025	3,390	3,540

Ecopetrol SA (Colombia) 5.88%, 5/28/2045	4,145	4,937

Energy Transfer Operating LP

Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028 (e) (f) (g)	223	199

5.25%, 4/15/2029	1,620	1,820

Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030 (e) (f) (g)	11,705	11,061

5.30%, 4/15/2047	430	446

EnLink Midstream Partners LP

Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (e) (f) (g)	460	304

4.40%, 4/1/2024	374	341

4.15%, 6/1/2025	4,292	3,628

4.85%, 7/15/2026	1,215	1,040

Enterprise Products Operating LLC

4.20%, 1/31/2050	1,470	1,561

(ICE LIBOR USD 3 Month + 2.57%), 5.38%, 2/15/2078 (f)	194	192

EP Energy LLC

9.38%, 5/1/2024 (a) (k)	499	10

8.00%, 11/29/2024 (a) (k)	310	127

7.75%, 5/15/2026 (a) (k)	982	579

Extraction Oil & Gas, Inc. 5.63%, 2/1/2026 (a)	12	4

Genesis Energy LP

6.00%, 5/15/2023	53	50

6.25%, 5/15/2026	455	380

7.75%, 2/1/2028	2,665	2,325

Global Partners LP

7.00%, 6/15/2023	119	122

7.00%, 8/1/2027	635	657

Gulfport Energy Corp.

6.63%, 5/1/2023 (b)	3,075	1,607

6.00%, 10/15/2024	6,189	2,058

6.38%, 1/15/2026	27	9

Hilcorp Energy I LP

5.00%, 12/1/2024 (a)	370	292

5.75%, 10/1/2025 (a) (b)	163	130

6.25%, 11/1/2028 (a)	292	213

Ithaca Energy North Sea plc (United Kingdom) 9.38%, 7/15/2024 (a)	230	234

Martin Midstream Partners LP 7.25%, 2/15/2021	611	565

Matador Resources Co. 5.88%, 9/15/2026	455	407

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

MEG Energy Corp. (Canada)

7.00%, 3/31/2024 (a) (b)	3,481	3,298

6.50%, 1/15/2025 (a)	3,949	3,890

7.13%, 2/1/2027 (a)	2,262	2,149

MPLX LP 4.50%, 4/15/2038	750	758

Murphy Oil Corp. 5.75%, 8/15/2025	2,680	2,602

NAK Naftogaz Ukraine via Kondor Finance plc (Ukraine) 7.63%, 11/8/2026 (h)	4,700	4,908

Newfield Exploration Co. 5.38%, 1/1/2026	100	106

NuStar Logistics LP

6.00%, 6/1/2026	1,579	1,650

5.63%, 4/28/2027	336	343

Oasis Petroleum, Inc.

6.88%, 3/15/2022	3,819	2,998

6.88%, 1/15/2023 (b)	2,458	1,905

6.25%, 5/1/2026 (a)	1,895	1,165

Occidental Petroleum Corp. 3.50%, 8/15/2029	10,210	10,302

Oil and Gas Holding Co. BSCC (The) (Bahrain)

7.63%, 11/7/2024 (h)	1,400	1,608

8.38%, 11/7/2028 (h)	700	845

Parsley Energy LLC

6.25%, 6/1/2024 (a)	35	37

5.38%, 1/15/2025 (a)	1,140	1,140

5.25%, 8/15/2025 (a)	2,500	2,475

PBF Holding Co. LLC 6.00%, 2/15/2028 (a)	3,460	3,417

PBF Logistics LP 6.88%, 5/15/2023 (b)	195	200

Peabody Energy Corp.

6.00%, 3/31/2022 (a)	50	43

6.38%, 3/31/2025 (a)	236	162

Petrobras Global Finance BV (Brazil) 5.75%, 2/1/2029	4,150	4,702

Petroleos Mexicanos (Mexico)

5.38%, 3/13/2022	2,200	2,277

6.88%, 8/4/2026	9,850	10,711

5.63%, 1/23/2046	1,900	1,665

7.69%, 1/23/2050 (h)	1,100	1,148

7.69%, 1/23/2050 (a)	800	835

6.95%, 1/28/2060 (a)	21,590	20,813

Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022 (e) (f) (g)	475	420

QEP Resources, Inc.

5.38%, 10/1/2022	135	123

5.25%, 5/1/2023	85	75

5.63%, 3/1/2026 (b)	79	63

SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Range Resources Corp.

5.00%, 3/15/2023 (b)	6,465	4,685

4.88%, 5/15/2025	395	250

SM Energy Co.

6.13%, 11/15/2022 (b)	3,580	3,222

5.00%, 1/15/2024	38	30

6.75%, 9/15/2026 (b)	179	141

6.63%, 1/15/2027 (b)	2,778	2,153

Southern Gas Corridor CJSC (Azerbaijan) 6.88%, 3/24/2026 (h)	3,200	3,804

Southwestern Energy Co.

6.20%, 1/23/2025 (b) (i)	2,165	1,602

7.50%, 4/1/2026 (b)	4,275	3,260

7.75%, 10/1/2027 (b)	160	121

State Oil Co. of the Azerbaijan Republic (Azerbaijan) 6.95%, 3/18/2030 (h)	3,200	3,940

Summit Midstream Holdings LLC

5.50%, 8/15/2022	130	111

5.75%, 4/15/2025	431	319

Sunoco Logistics Partners Operations LP 5.35%, 5/15/2045	740	764

Sunoco LP

4.88%, 1/15/2023	63	63

5.50%, 2/15/2026	218	221

6.00%, 4/15/2027	623	639

5.88%, 3/15/2028	19	19

Tallgrass Energy Partners LP

5.50%, 9/15/2024 (a)	224	208

5.50%, 1/15/2028 (a)	54	48

Targa Resources Partners LP

5.25%, 5/1/2023	43	43

4.25%, 11/15/2023	175	173

6.75%, 3/15/2024	2,315	2,358

5.13%, 2/1/2025	170	171

5.88%, 4/15/2026	7,125	7,340

5.38%, 2/1/2027 (b)	75	77

6.50%, 7/15/2027	3,016	3,137

5.00%, 1/15/2028 (b)	2,230	2,201

6.88%, 1/15/2029	2,240	2,416

TerraForm Power Operating LLC

4.25%, 1/31/2023 (a)	255	259

5.00%, 1/31/2028 (a)	172	185

Trinidad Petroleum Holdings Ltd. (Trinidad and Tobago) 9.75%, 6/15/2026 (a)	4,100	4,641

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Ultra Resources, Inc. 11.00% (Blend (cash 9.00% + PIK 2.00%)), 7/12/2024 (d)	219	26

W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	471	418

Whiting Petroleum Corp.

5.75%, 3/15/2021	3,365	1,935

6.25%, 4/1/2023 (b)	2,940	1,323

6.63%, 1/15/2026 (b)	797	291

WPX Energy, Inc.

8.25%, 8/1/2023	1,521	1,696

5.75%, 6/1/2026	2,977	2,954

		245,694

Paper & Forest Products — 0.1%

Clearwater Paper Corp. 4.50%, 2/1/2023 (b)	206	207

Suzano Austria GmbH (Brazil) 7.00%, 3/16/2047 (h)	4,150	4,918

		5,125

Personal Products — 0.1%

Coty, Inc. 6.50%, 4/15/2026 (a)	280	288

Edgewell Personal Care Co.

4.70%, 5/19/2021	10	10

4.70%, 5/24/2022	2,250	2,304

Prestige Brands, Inc. 6.38%, 3/1/2024 (a) (b)	3,750	3,865

Revlon Consumer Products Corp. 6.25%, 8/1/2024	207	81

		6,548

Pharmaceuticals — 1.0%

Advanz Pharma Corp. Ltd. (Canada) 8.00%, 9/6/2024	395	367

Bausch Health Americas, Inc.

9.25%, 4/1/2026 (a)	10,452	11,678

8.50%, 1/31/2027 (a)	1,849	2,029

Bausch Health Cos., Inc.

6.50%, 3/15/2022 (a)	256	259

5.50%, 3/1/2023 (a)	7	7

5.88%, 5/15/2023 (a)	92	92

7.00%, 3/15/2024 (a)	2,949	3,036

6.13%, 4/15/2025 (a)	5,981	6,101

5.50%, 11/1/2025 (a)	7,253	7,467

9.00%, 12/15/2025 (a)	5,295	5,896

5.75%, 8/15/2027 (a)	715	761

7.00%, 1/15/2028 (a)	140	150

5.00%, 1/30/2028 (a)	6,204	6,122

7.25%, 5/30/2029 (a)	156	172

5.25%, 1/30/2030 (a)	2,673	2,643

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	195

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Pharmaceuticals — continued

Catalent Pharma Solutions, Inc.

4.88%, 1/15/2026 (a)	277	284

5.00%, 7/15/2027 (a)	980	1,020

Elanco Animal Health, Inc. 5.65%, 8/28/2028 (i)	2,520	2,887

Endo Dac

6.00%, 7/15/2023 (a)	375	294

5.88%, 10/15/2024 (a) (b)	700	704

Mallinckrodt International Finance SA

5.63%, 10/15/2023 (a)	445	256

5.50%, 4/15/2025 (a)	225	111

Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a) (b)	5,763	6,086

		58,422

Professional Services — 0.1%

AMN Healthcare, Inc. 5.13%, 10/1/2024 (a)	420	430

Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026 (a)	2,421	2,585

		3,015

Real Estate Management & Development — 0.1%

Celulosa Arauco y Constitucion SA (Chile) 4.25%, 4/30/2029 (h)	2,300	2,379

China Evergrande Group (China) 8.75%, 6/28/2025 (h)	2,900	2,407

Kennedy-Wilson, Inc. 5.88%, 4/1/2024	54	55

Realogy Group LLC 4.88%, 6/1/2023 (a)	2,080	2,065

		6,906

Road & Rail — 0.4%

Ashtead Capital, Inc. (United Kingdom)

4.38%, 8/15/2027 (a)	500	518

4.00%, 5/1/2028 (a)	2,630	2,655

Avis Budget Car Rental LLC

6.38%, 4/1/2024 (a)	1,015	1,020

5.25%, 3/15/2025 (a) (b)	3,436	3,463

5.75%, 7/15/2027 (a) (b)	648	648

DAE Funding LLC (United Arab Emirates)

4.50%, 8/1/2022 (a)	10	10

5.00%, 8/1/2024 (a)	440	457

Georgian Railway JSC (Georgia) 7.75%, 7/11/2022 (h)	3,000	3,292

Hertz Corp. (The)

7.63%, 6/1/2022 (a)	443	447

6.25%, 10/15/2022	185	181

5.50%, 10/15/2024 (a)	5,875	5,624

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Road & Rail — continued

7.13%, 8/1/2026 (a) (b)	2,755	2,715

6.00%, 1/15/2028 (a)	1,450	1,341

Prumo Participacoes e Investimentos S/A (Brazil) 7.50%, 12/31/2031 (h)	981	1,050

Prumo Participacoes e Investimentos SA (Brazil) 7.50%, 12/31/2031 (a)	1,373	1,469

		24,890

Semiconductors & Semiconductor Equipment — 0.2%

Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	788	851

Broadcom Corp. 3.50%, 1/15/2028	870	898

Entegris, Inc. 4.63%, 2/10/2026 (a)	3,955	4,079

NXP BV (Netherlands) 4.63%, 6/1/2023 (a)	200	216

Qorvo, Inc. 5.50%, 7/15/2026	2,519	2,602

Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (a)	5,275	5,517

		14,163

Software — 0.4%

ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	605	647

Ascend Learning LLC 6.88%, 8/1/2025 (a) (b)	1,350	1,390

CDK Global, Inc.

5.88%, 6/15/2026	495	518

4.88%, 6/1/2027	2,890	2,977

5.25%, 5/15/2029 (a)	1,639	1,747

Genesys Telecommunications Laboratories, Inc. SARL 10.00%, 11/30/2024 (a)	445	475

Infor US, Inc. 6.50%, 5/15/2022	9,248	9,276

NortonLifeLock, Inc. 5.00%, 4/15/2025 (a)	176	179

Nuance Communications, Inc. 5.63%, 12/15/2026	684	722

Open Text Corp. (Canada)

5.88%, 6/1/2026 (a)	508	538

3.88%, 2/15/2028 (a)	1,235	1,229

Solera LLC 10.50%, 3/1/2024 (a)	246	260

SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	4,174	4,393

		24,351

Specialty Retail — 0.6%

eG Global Finance plc (United Kingdom) 6.75%, 2/7/2025 (a)	2,500	2,444

Group 1 Automotive, Inc. 5.25%, 12/15/2023 (a)	262	264

L Brands, Inc.

5.25%, 2/1/2028 (b)	57	55

7.50%, 6/15/2029 (b)	1,254	1,332

6.75%, 7/1/2036	4,435	4,491

SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Specialty Retail — continued

Penske Automotive Group, Inc. 5.50%, 5/15/2026 (b)	3,335	3,460

PetSmart, Inc.

7.13%, 3/15/2023 (a)	3,880	3,792

5.88%, 6/1/2025 (a)	6,781	6,824

Staples, Inc.

7.50%, 4/15/2026 (a)	8,935	8,877

10.75%, 4/15/2027 (a) (b)	3,080	2,948

		34,487

Technology Hardware, Storage & Peripherals — 0.3%

Dell International LLC

5.88%, 6/15/2021 (a)	99	100

7.13%, 6/15/2024 (a)	247	258

6.02%, 6/15/2026 (a)	4,170	4,884

8.35%, 7/15/2046 (a)	180	244

Diebold Nixdorf, Inc. 8.50%, 4/15/2024 (b)	291	262

EMC Corp. 3.38%, 6/1/2023	2,695	2,701

NCR Corp.

5.75%, 9/1/2027 (a)	3,770	3,968

6.13%, 9/1/2029 (a)	3,491	3,789

Western Digital Corp. 4.75%, 2/15/2026	3,068	3,168

Xerox Corp. 4.12%, 3/15/2023 (i)	282	287

		19,661

Textiles, Apparel & Luxury Goods — 0.1%

Hanesbrands, Inc.

4.63%, 5/15/2024 (a)	35	37

4.88%, 5/15/2026 (a) (b)	2,536	2,656

William Carter Co. (The) 5.63%, 3/15/2027 (a)	3,510	3,734

		6,427

Thrifts & Mortgage Finance — 0.1%

Ladder Capital Finance Holdings LLLP 5.25%, 10/1/2025 (a)	2,190	2,220

Nationstar Mortgage Holdings, Inc.

8.13%, 7/15/2023 (a)	1,915	1,996

9.13%, 7/15/2026 (a)	440	476

Quicken Loans, Inc.

5.75%, 5/1/2025 (a)	983	1,007

5.25%, 1/15/2028 (a)	285	295

Radian Group, Inc.

4.50%, 10/1/2024	440	464

4.88%, 3/15/2027	339	360

		6,818

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tobacco — 0.4%

Altria Group, Inc. 4.80%, 2/14/2029	8,910	10,193

BAT Capital Corp. (United Kingdom)

3.46%, 9/6/2029	11,930	12,487

4.39%, 8/15/2037	1,230	1,298

4.54%, 8/15/2047	910	943

Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	1,360	1,627

		26,548

Trading Companies & Distributors — 0.5%

Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	835	646

Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	2,875	2,774

H&E Equipment Services, Inc. 5.63%, 9/1/2025	3,400	3,543

Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	6,728	6,980

United Rentals North America, Inc.

5.50%, 7/15/2025	10	10

4.63%, 10/15/2025	905	917

5.88%, 9/15/2026	205	216

6.50%, 12/15/2026	4,949	5,277

5.50%, 5/15/2027	5,925	6,191

3.88%, 11/15/2027	885	894

4.88%, 1/15/2028	4,625	4,747

WESCO Distribution, Inc. 5.38%, 6/15/2024	245	252

		32,447

Wireless Telecommunication Services — 1.4%

C&W Senior Financing DAC (Ireland) 6.88%, 9/15/2027 (a)	2,620	2,764

Hughes Satellite Systems Corp.

5.25%, 8/1/2026 (b)	2,620	2,872

6.63%, 8/1/2026 (b)	1,919	2,111

Millicom International Cellular SA (Colombia) 5.13%, 1/15/2028 (h)	2,600	2,678

Sprint Corp.

7.25%, 9/15/2021	115	122

7.88%, 9/15/2023 (b)	1,582	1,809

7.13%, 6/15/2024	7,672	8,714

7.63%, 2/15/2025	6,859	7,956

7.63%, 3/1/2026	15,882	18,781

Sprint eWireless, Inc.

7.00%, 3/1/2020 ‡ (k)	156	—

Telefonica Celular del Paraguay SA (Paraguay)

5.88%, 4/15/2027 (a)	800	839

5.88%, 4/15/2027 (h)	500	524

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	197

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — continued

T-Mobile US, Inc.

4.50%, 2/1/2026 ‡	18	—

T-Mobile USA, Inc.

6.00%, 3/1/2023	200	202

6.00%, 3/1/2023 ‡	200	—

6.50%, 1/15/2024	115	118

6.50%, 1/15/2024 ‡	115	—

6.38%, 3/1/2025	380	391

6.38%, 3/1/2025 ‡	135	—

5.13%, 4/15/2025	75	77

6.50%, 1/15/2026	10,415	10,965

6.50%, 1/15/2026 ‡	560	—	(l)

4.50%, 2/1/2026	3,656	3,705

4.75%, 2/1/2028	7,101	7,394

4.75%, 12/31/2164 ‡ (e) (g)	33	—

United States Cellular Corp. 6.70%, 12/15/2033	790	895

Vodafone Group plc (United Kingdom) (USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (f)	3,300	3,812

Ypso Finance Bis SA (Luxembourg)

10.50%, 5/15/2027 ‡ (a)	5,232	5,977

6.00%, 2/15/2028 (a) (b)	1,450	1,396

		84,102

Total Corporate Bonds (Cost $2,121,588)		2,107,180

Collateralized Mortgage Obligations — 21.7%

ABR 2/25/2027	20,000	20,000

ACC 1/15/2021 ‡	9,714	9,714

Acre Series 2017-B, 8.71%, 12/15/2020	500	500

Adjustable Rate Mortgage Trust Series 2006-2, Class 1A4, 4.52%, 5/25/2036 (m)	1,863	1,852

Alternative Loan Trust

Series 2004-18CB, Class 5A1, 6.25%, 9/25/2034	36	37

Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	24	24

Series 2005-23CB, Class A7, 5.25%, 7/25/2035	31	31

Series 2005-23CB, Class A16, 5.50%, 7/25/2035	87	89

Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	606	606

Series 2005-J14, Class A3, 5.50%, 12/25/2035	372	316

Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	700	582

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Angel Oak Mortgage Trust

Series 2019-5, Class M1, 3.30%, 10/25/2049 ‡ (a) (m)	8,000	8,230

Series 2019-5, Class B1, 3.96%, 10/25/2049 ‡ (a) (m)	2,470	2,517

Series 2020-1, Class M1, 3.16%, 12/25/2059 ‡ (a) (m)	4,400	4,446

Series 2020-1, Class B1, 3.76%, 12/25/2059 ‡ (a) (m)	1,550	1,566

Angel Oak Mortgage Trust I LLC Series 2018-PB1, Class A, 4.00%, 8/25/2021 (a)	182	182

Antler Mortgage Trust

Series 2018-RTL1, Class A1, 4.34%, 7/25/2022 (a)	1,705	1,713

Series 2019-RTL1, Class A2, 4.95%, 8/25/2022 (a) (m)	2,000	2,067

Series 2019-RTL1, Class M, 6.90%, 1/25/2023 ‡ (a) (m)	3,000	3,123

Series 2018-RTL1, Class M, 7.39%, 5/25/2023 ‡ (a) (i)	1,700	1,725

Arroyo Mortgage Trust

Series 2019-3, Class M1, 4.20%, 10/25/2048 ‡ (a) (m)	1,000	1,028

Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (m)	1,784	1,813

Banc of America Alternative Loan Trust Series 2005-3, Class 2A1, 5.50%, 4/25/2020	4	4

Banc of America Funding Trust Series 2007-5, Class 4A1, 2.00%, 7/25/2037 (m)	487	323

Bear Stearns ALT-A Trust Series 2004-7, Class 2A1, 4.28%, 8/25/2034 (m)	161	163

Bear Stearns Asset-Backed Securities Trust Series 2003-AC4, Class M1, 5.66%, 9/25/2033 ‡ (i)	135	130

Bellemeade Re Ltd. (Bermuda)

Series 2018-3A, Class M1B, 3.48%, 10/25/2028 ‡ (a) (m)	1,124	1,129

Series 2018-3A, Class M2, 4.38%, 10/25/2028 ‡ (a) (m)	1,140	1,160

Series 2019-1A, Class M2, 4.33%, 3/25/2029 ‡ (a) (m)	1,000	1,004

Series 2019-3A, Class B1, 4.13%, 7/25/2029 ‡ (a) (m)	1,000	1,004

Carter Services, Inc. 5.64%, 2/15/2024 ‡	1,070	1,040

CHL GMSR Issuer Trust

Series 2018-GT1, Class A, 4.38%, 5/25/2023 (a) (m)	840	840

Series 2018-GT1, Class B, 5.13%, 5/25/2023 ‡ (a) (m)	850	850

SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-8, Class 1A5, 5.50%, 11/25/2035	63	63

Citigroup Mortgage Loan Trust, Inc.

Series 2004-NCM2, Class 3CB2, 6.50%, 8/25/2019 ‡	6	6

Series 2003-1, Class 3A5, 5.25%, 9/25/2033	125	129

Civic Mortgage LLC Series 2018-2, Class A2, 5.32%, 11/25/2022 (a) (i)	161	161

COLT Mortgage Loan Trust Series 2020-1, Class A1, 2.49%, 2/25/2050 (a) (m)	2,447	2,474

Connecticut Avenue Securities Trust

Series 2018-R07, Class 1M2, 4.03%, 4/25/2031 ‡ (a) (m)	854	860

Series 2018-R07, Class 1B1, 5.98%, 4/25/2031 (a) (m)	8,186	8,890

Series 2019-R01, Class 2M2, 4.08%, 7/25/2031 (a) (m)	23,119	23,372

Series 2019-R01, Class 2B1, 5.98%, 7/25/2031 ‡ (a) (m)	1,000	1,093

Series 2019-R02, Class 1B1, 5.78%, 8/25/2031 ‡ (a) (m)	10,130	10,915

Series 2019-R05, Class 1B1, 5.73%, 7/25/2039 (a) (m)	1,500	1,567

Series 2019-R06, Class 2B1, 5.38%, 9/25/2039 (a) (m)	10,000	10,231

Series 2019-R07, Class 1M2, 3.73%, 10/25/2039 (a) (m)	16,090	16,112

Series 2019-R07, Class 1B1, 5.03%, 10/25/2039 ‡ (a) (m)	3,000	3,083

Series 2020-R01, Class 1M2, 3.68%, 1/25/2040 ‡ (a) (m)	3,800	3,794

Series 2020-R01, Class 1B1, 4.88%, 1/25/2040 ‡ (a) (m)	2,000	2,002

CSFB Mortgage-Backed Pass-Through Certificates Series 2005-4, Class 2A5, 2.18%, 6/25/2035 (m)	318	256

CSMA SFR Holdings II (United Kingdom) 7/31/2023 ‡	6,825	6,825

Deephave Residential Mortgage Trust

Series 2019-2A, Class B1, 4.72%, 4/25/2059 ‡ (a) (m)	1,500	1,537

Series 2019-2A, Class B2, 5.79%, 4/25/2059 ‡ (a) (m)	1,500	1,531

Deephaven Residential Mortgage Trust

Series 2019-3A, Class B1, 4.26%, 7/25/2059 ‡ (a) (m)	2,000	2,041

Series 2019-3A, Class B2, 5.66%, 7/25/2059 ‡ (a) (m)	2,000	2,033

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-4A, Class B1, 3.99%, 10/25/2059 ‡ (a) (m)	6,690	6,772

Series 2019-4A, Class B2, 4.92%, 10/25/2059 ‡ (a) (m)	5,650	5,687

Series 2020-1, Class A1, 2.34%, 1/25/2060 (a) (m)	4,710	4,726

Series 2020-1, Class A3, 2.65%, 1/25/2060 (a) (m)	5,960	5,980

Series 2020-1, Class M1, 3.01%, 1/25/2060 (a) (m)	9,500	9,568

Series 2020-1, Class B1, 3.66%, 1/25/2060 (a) (m)	4,000	4,028

Deutsche Mortgage Securities, Inc., Mortgage Loan Trust Series 2004-1, Class 3A5, 6.16%, 12/25/2033 (i)	168	174

DT Asset Trust 5.84%, 12/16/2022	500	501

Eagle RE Ltd. (Bermuda)

Series 2019-1, Class M1B, 3.43%, 4/25/2029 ‡ (a) (m)	900	902

Series 2019-1, Class M2, 4.93%, 4/25/2029 ‡ (a) (m)	2,240	2,297

FHLMC STACR Trust

Series 2018-HQA2, Class M2, 3.93%, 10/25/2048 (a) (m)	8,430	8,553

Series 2018-HQA2, Class B1, 5.88%, 10/25/2048 (a) (m)	1,670	1,837

FHLMC Structured Agency Credit Risk Debt Notes

Series 2015-HQA1, Class M3, 6.33%, 3/25/2028 (m)	6,410	6,787

Series 2015-HQA2, Class M3, 6.43%, 5/25/2028 (m)	3,627	3,905

Series 2016-DNA1, Class M3, 7.18%, 7/25/2028 (m)	25,750	28,278

Series 2016-HQA2, Class M3, 6.78%, 11/25/2028 (m)	19,270	20,937

Series 2016-DNA3, Class M3, 6.63%, 12/25/2028 (m)	9,450	10,210

Series 2016-DNA4, Class M3, 5.43%, 3/25/2029 (m)	2,500	2,653

Series 2016-HQA3, Class M3, 5.48%, 3/25/2029 (m)	6,000	6,402

Series 2016-HQA4, Class M3, 5.53%, 4/25/2029 (m)	16,340	17,393

Series 2017-DNA1, Class M2, 4.88%, 7/25/2029 (m)	4,412	4,646

Series 2017-HQA1, Class M2, 5.18%, 8/25/2029 (m)	8,540	8,979

Series 2017-DNA2, Class M2, 5.08%, 10/25/2029 (m)	2,720	2,897

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	199

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2017-DNA2, Class B1, 6.78%, 10/25/2029 (m)	3,000	3,440

Series 2017-HQA2, Class B1, 6.38%, 12/25/2029 (m)	2,500	2,844

Series 2017-DNA3, Class M2, 4.13%, 3/25/2030 (m)	1,860	1,920

Series 2017-HQA3, Class B1, 6.08%, 4/25/2030 (m)	1,000	1,099

Series 2018-HQA1, Class M2, 3.93%, 9/25/2030 (m)	10,880	10,983

Series 2018-HQA1, Class B1, 5.98%, 9/25/2030 (m)	7,510	8,257

FHLMC, REMIC

Series 4102, Class BI, IO, 3.50%, 8/15/2027	1,833	263

Series 4149, IO, 3.00%, 1/15/2033	579	63

Series 4160, IO, 3.00%, 1/15/2033	1,894	196

Series 4212, Class MI, IO, 3.00%, 6/15/2033	2,423	240

Series 2916, Class S, IF, IO, 5.59%, 1/15/2035 (m)	3,173	679

Series 3145, Class GI, IF, IO, 4.94%, 4/15/2036 (m)	2,742	572

Series 3756, Class CB, 4.50%, 11/15/2040	25,245	28,680

Series 3758, Class MW, 4.50%, 11/15/2040	13,702	15,614

Series 4116, Class LS, IF, IO, 4.54%, 10/15/2042 (m)	432	101

Series 4495, Class PI, IO, 4.00%, 9/15/2043	738	82

Series 4321, Class PI, IO, 4.50%, 1/15/2044	576	88

Series 4670, Class TI, IO, 4.50%, 1/15/2044	1,034	129

Series 4550, Class DI, IO, 4.00%, 3/15/2044	527	64

Series 4612, Class QI, IO, 3.50%, 5/15/2044	793	82

Series 4612, Class PI, IO, 3.50%, 6/15/2044	64	7

Series 4657, Class QI, IO, 4.00%, 9/15/2044	833	96

Series 4585, Class JI, IO, 4.00%, 5/15/2045	495	75

Series 4628, Class PI, IO, 4.00%, 7/15/2045	515	71

Series 4844, Class PI, IO, 4.50%, 1/15/2046	3,530	267

Series 4842, Class PI, IO, 4.50%, 4/15/2046	718	64

Series 4599, Class SA, IF, IO, 4.34%, 7/15/2046 (m)	396	84

Series 4681, Class SD, IF, IO, 4.49%, 5/15/2047 (m)	1,035	204

Series 4694, Class SA, IF, IO, 4.44%, 6/15/2047 (m)	1,478	241

Series 4689, Class SD, IF, IO, 4.49%, 6/15/2047 (m)	1,472	282

Series 4707, Class SA, IF, IO, 4.49%, 8/15/2047 (m)	1,191	255

Series 4709, Class SE, IF, IO, 4.49%, 8/15/2047 (m)	1,004	190

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4714, Class SA, IF, IO, 4.49%, 8/15/2047 (m)	1,112	247

Series 4769, IO, 4.00%, 9/15/2047	8,064	979

Series 4746, Class SC, IF, IO, 4.49%, 1/15/2048 (m)	15,595	3,399

Series 4808, Class KZ, 4.00%, 6/15/2048	8,978	10,059

Series 4807, Class EZ, 4.00%, 7/15/2048	10,154	11,489

Series 4825, Class SE, IF, IO, 4.54%, 9/15/2048 (m)	20,239	4,240

Series 4844, Class S, IF, IO, 4.44%, 11/15/2048 (m)	14,294	2,341

Series 4910, Class PI, IO, 5.00%, 7/25/2049	3,391	715

Series 4902, Class SA, IF, IO, 4.39%, 8/25/2049 (m)	45,430	10,201

Series 4919, Class SH, IF, IO, 4.34%, 9/25/2049 (m)	29,733	4,579

Series 4906, Class QS, IF, IO, 4.39%, 9/25/2049 (m)	29,314	6,346

Series 4925, Class SA, IF, IO, 4.39%, 10/25/2049 (m)	46,578	8,826

Series 4932, Class SA, IF, IO, 4.34%, 11/25/2049 (m)	38,029	7,605

Series 4931, Class SY, IF, IO, 4.39%, 11/25/2049 (m)	33,855	7,716

Series 4937, Class MS, IF, IO, 4.39%, 12/25/2049 (m)	75,054	14,251

Series 4954, Class SY, IF, IO, 4.39%, 2/25/2050 (m)	39,504	8,636

Series 4839, Class WS, IF, IO, 4.44%, 8/15/2056 (m)	44,642	10,752

FHLMC, STRIPS

Series 304, Class C32, IO, 3.00%, 10/15/2026	431	27

Series 277, Class S6, IF, IO, 4.39%, 9/15/2042 (m)	31,597	6,219

Series 311, Class S1, IF, IO, 4.29%, 8/15/2043 (m)	1,828	336

Series 326, Class S2, IF, IO, 4.29%, 3/15/2044 (m)	20,742	3,807

Series 342, Class S7, IF, IO, 4.45%, 2/15/2045 (m)	18,450	3,801

Flagstar Mortgage Trust Series 2020-1INV, Class A11, 2.51%, 3/25/2050 (a) (m)	3,010	3,018

FNMA, Connecticut Avenue Securities

Series 2016-C07, Class 2M2, 5.98%, 5/25/2029 (m)	8,671	9,074

Series 2015-C03, Class 1M2, 6.63%, 7/25/2025 (m)	4,502	4,870

SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2016-C03, Class 1M2, 6.93%, 10/25/2028 (m)	3,232	3,489

Series 2016-C03, Class 2M2, 7.53%, 10/25/2028 (m)	1,711	1,848

Series 2016-C05, Class 2M2, 6.08%, 1/25/2029 (m)	2,772	2,918

Series 2016-C06, Class 1M2, 5.88%, 4/25/2029 (m)	29,970	31,783

Series 2017-C01, Class 1M2, 5.18%, 7/25/2029 (m)	5,580	5,849

Series 2017-C01, Class 1B1, 7.38%, 7/25/2029 (m)	6,985	8,299

Series 2017-C02, Class 2M2, 5.28%, 9/25/2029 (m)	12,401	13,039

Series 2017-C05, Class 1M2, 3.83%, 1/25/2030 (m)	13,935	14,173

Series 2017-C05, Class 1B1, 5.23%, 1/25/2030 (m)	1,760	1,881

Series 2017-C06, Class 1M2, 4.28%, 2/25/2030 (m)	3,130	3,201

Series 2017-C06, Class 2B1, 6.08%, 2/25/2030 (m)	8,015	8,876

Series 2017-C07, Class 1B1, 5.63%, 5/25/2030 (m)	5,200	5,655

Series 2018-C01, Class 1B1, 5.18%, 7/25/2030 (m)	2,870	3,036

Series 2018-C02, Class 2M2, 3.83%, 8/25/2030 (m)	1,107	1,118

Series 2018-C03, Class 1M2, 3.78%, 10/25/2030 (m)	400	403

Series 2018-C04, Class 2M2, 4.18%, 12/25/2030 (m)	6,000	6,099

Series 2018-C04, Class 2B1, 6.13%, 12/25/2030 (m)	4,250	4,749

Series 2018-C05, Class 1M2, 3.98%, 1/25/2031 (m)	1,456	1,473

Series 2018-C05, Class 1B1, 5.88%, 1/25/2031 (m)	3,000	3,315

Series 2018-C06, Class 1M2, 3.63%, 3/25/2031 (m)	2,116	2,119

Series 2018-C06, Class 2M2, 3.73%, 3/25/2031 (m)	1,370	1,379

Series 2018-C06, Class 1B1, 5.38%, 3/25/2031 (m)	15,310	16,198

Series 2018-C06, Class 2B1, 5.73%, 3/25/2031 (m)	2,860	3,107

FNMA, REMIC

Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	1,352	122

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2012-93, Class FS, IF, IO, 4.52%, 9/25/2032 (m)	4,319	796

Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	4,114	413

Series 2003-76, Class SB, IF, IO, 5.42%, 8/25/2033 (m)	3,062	562

Series 2014-19, Class VK, 4.50%, 4/25/2034	6,887	7,546

Series 2006-42, Class LI, IF, IO, 4.93%, 6/25/2036 (m)	2,693	439

Series 2011-79, Class SD, IF, IO, 4.27%, 8/25/2041 (m)	7,662	1,508

Series 2011-78, Class JS, IF, IO, 4.37%, 8/25/2041 (m)	3,487	746

Series 2012-127, Class AI, IO, 4.00%, 11/25/2042	842	119

Series 2012-133, Class HS, IF, IO, 4.52%, 12/25/2042 (m)	385	90

Series 2012-133, Class NS, IF, IO, 4.52%, 12/25/2042 (m)	1,782	412

Series 2016-6, Class KI, IO, 4.00%, 2/25/2044	682	85

Series 2015-35, Class SA, IF, IO, 3.97%, 6/25/2045 (m)	20,133	3,332

Series 2016-43, Class MI, IO, 4.00%, 10/25/2045	568	91

Series 2016-56, Class ST, IF, IO, 4.37%, 8/25/2046 (m)	9,497	2,175

Series 2016-63, Class AS, IF, IO, 4.37%, 9/25/2046 (m)	201	46

Series 2016-75, Class SC, IF, IO, 4.47%, 10/25/2046 (m)	13,476	2,835

Series 2016-90, Class IN, IO, 3.50%, 12/25/2046	731	108

Series 2016-95, Class ES, IF, IO, 4.37%, 12/25/2046 (m)	3,345	778

Series 2017-13, Class AS, IF, IO, 4.42%, 2/25/2047 (m)	1,238	277

Series 2017-6, Class SB, IF, IO, 4.42%, 2/25/2047 (m)	244	49

Series 2017-16, Class SM, IF, IO, 4.42%, 3/25/2047 (m)	8,092	1,699

Series 2017-31, Class SG, IF, IO, 4.47%, 5/25/2047 (m)	4,631	930

Series 2017-39, Class ST, IF, IO, 4.47%, 5/25/2047 (m)	2,974	634

Series 2017-69, Class SG, IF, IO, 4.52%, 9/25/2047 (m)	16,546	3,403

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	201

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2017-70, Class SA, IF, IO, 4.52%, 9/25/2047 (m)	1,887	390

Series 2017-69, Class SH, IF, IO, 4.57%, 9/25/2047 (m)	1,722	383

Series 2017-90, Class SP, IF, IO, 4.52%, 11/25/2047 (m)	5,126	1,206

Series 2017-102, Class IJ, IO, 3.50%, 12/25/2047	2,236	240

Series 2017-112, Class SC, IF, IO, 4.52%, 1/25/2048 (m)	6,341	1,260

Series 2018-16, Class SN, IF, IO, 4.62%, 3/25/2048 (m)	4,750	790

Series 2018-27, Class SE, IF, IO, 4.57%, 5/25/2048 (m)	6,067	1,332

Series 2018-67, Class SH, IF, IO, 4.57%, 9/25/2048 (m)	29,366	6,181

Series 2018-67, Class SN, IF, IO, 4.57%, 9/25/2048 (m)	11,271	2,530

Series 2018-73, Class SC, IF, IO, 4.57%, 10/25/2048 (m)	8,866	1,838

Series 2018-78, Class SA, IF, IO, 4.57%, 10/25/2048 (m)	37,107	6,443

Series 2019-32, Class PI, IO, 5.00%, 10/25/2048	2,378	426

Series 2019-47, Class QI, IO, 4.50%, 6/25/2049	4,902	854

Series 2019-31, Class S, IF, IO, 4.42%, 7/25/2049 (m)	20,773	4,595

Series 2019-37, Class CS, IF, IO, 4.42%, 7/25/2049 (m)	7,257	1,788

Series 2019-42, Class SK, IF, IO, 4.42%, 8/25/2049 (m)	16,817	3,215

Series 2019-68, Class US, IF, IO, 4.37%, 11/25/2049 (m)	34,474	7,292

Series 2019-62, Class SP, IF, IO, 4.42%, 11/25/2049 (m)	32,538	7,278

Series 2019-65, Class SP, IF, IO, 4.42%, 11/25/2049 (m)	43,154	8,452

Series 2019-71, Class PS, IF, IO, 4.42%, 11/25/2049 (m)	21,138	4,205

Series 2017-57, Class SA, IF, IO, 4.47%, 8/25/2057 (m)	1,455	277

FNMA, STRIPS

Series 421, Class 7, IO, 3.50%, 5/25/2030	400	27

Series 421, Class C3, IO, 4.00%, 7/25/2030	637	65

FTF 8.00%, 8/15/2020	6,500	6,503

GCAT Trust

Series 2020-NQM1, Class M1, 2.93%, 1/25/2060 (a) (m)	10,871	10,871

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 (a) (m)	3,000	3,000

GMACM Mortgage Loan Trust Series 2004-J2, Class A8, 5.75%, 6/25/2034	57	59

GNMA

Series 2015-110, Class MS, IF, IO, 4.06%, 8/20/2045 (m)	13,212	2,156

Series 2016-49, Class SB, IF, IO, 4.40%, 4/20/2046 (m)	8,063	1,556

Series 2016-83, Class SA, IF, IO, 4.45%, 6/20/2046 (m)	4,802	1,041

Series 2016-108, Class SN, IF, IO, 4.43%, 8/20/2046 (m)	23,230	5,115

Series 2016-108, Class SM, IF, IO, 4.45%, 8/20/2046 (m)	5,355	1,199

Series 2016-111, Class SA, IF, IO, 4.45%, 8/20/2046 (m)	9,115	1,982

Series 2016-120, Class NS, IF, IO, 4.45%, 9/20/2046 (m)	6,040	1,406

Series 2016-120, Class SA, IF, IO, 4.45%, 9/20/2046 (m)	31,555	6,659

Series 2016-146, Class NS, IF, IO, 4.45%, 10/20/2046 (m)	7,390	1,694

Series 2016-147, Class AS, IF, IO, 4.45%, 10/20/2046 (m)	11,075	2,230

Series 2017-192, Class PI, IO, 4.00%, 1/20/2047	2,483	275

Series 2017-36, Class SL, IF, IO, 4.54%, 3/16/2047 (m)	12,626	2,656

Series 2019-132, Class KI, IO, 3.50%, 3/20/2047	2,789	318

Series 2017-68, Class DS, IF, IO, 4.50%, 5/20/2047 (m)	25,139	5,114

Series 2017-68, Class SA, IF, IO, 4.50%, 5/20/2047 (m)	5,593	1,158

Series 2017-80, Class AS, IF, IO, 4.55%, 5/20/2047 (m)	6,467	1,293

Series 2017-85, Class SA, IF, IO, 4.50%, 6/20/2047 (m)	9,195	1,773

Series 2017-101, Class SK, IF, IO, 4.55%, 7/20/2047 (m)	14,456	2,764

Series 2017-107, Class KS, IF, IO, 4.55%, 7/20/2047 (m)	13,253	2,418

Series 2017-120, Class ES, IF, IO, 4.55%, 8/20/2047 (m)	10,340	2,217

Series 2017-134, Class SB, IF, IO, 4.55%, 9/20/2047 (m)	9,054	1,521

Series 2017-134, Class SD, IF, IO, 4.55%, 9/20/2047 (m)	13,434	2,716

SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2017-155, Class KS, IF, IO, 4.55%, 10/20/2047 (m)	9,651	2,030

Series 2017-161, Class DS, IF, IO, 4.60%, 10/20/2047 (m)	6,376	1,500

Series 2017-163, Class HS, IF, IO, 4.55%, 11/20/2047 (m)	18,971	3,294

Series 2017-180, Class SD, IF, IO, 4.55%, 12/20/2047 (m)	9,837	2,117

Series 2018-7, Class DS, IF, IO, 4.05%, 1/20/2048 (m)	6,626	1,013

Series 2018-6, Class CS, IF, IO, 4.55%, 1/20/2048 (m)	7,034	1,683

Series 2018-36, Class SG, IF, IO, 4.55%, 3/20/2048 (m)	6,178	1,397

Series 2018-46, Class AS, IF, IO, 4.55%, 3/20/2048 (m)	22,405	5,118

Series 2018-63, Class BS, IF, IO, 4.55%, 4/20/2048 (m)	14,537	3,464

Series 2018-63, Class SB, IF, IO, 4.55%, 4/20/2048 (m)	8,350	1,836

Series 2018-65, Class DS, IF, IO, 4.55%, 5/20/2048 (m)	9,226	2,082

Series 2018-147, Class SD, IF, IO, 4.50%, 10/20/2048 (m)	6,423	1,190

Series 2019-33, Class PI, IO, 4.00%, 11/20/2048	224	42

Series 2019-49, Class SB, IF, IO, 3.89%, 4/20/2049 (m)	14,582	2,145

Series 2019-42, Class SJ, IF, IO, 4.40%, 4/20/2049 (m)	15,803	2,251

Series 2019-43, Class LS, IF, IO, 4.40%, 4/20/2049 (m)	6,538	1,384

Series 2019-65, Class ST, IF, IO, 4.40%, 5/20/2049 (m)	22,405	3,627

Series 2019-56, Class GS, IF, IO, 4.50%, 5/20/2049 (m)	15,452	2,830

Series 2019-71, Class SK, IF, IO, 4.50%, 6/20/2049 (m)	21,631	4,107

Series 2019-85, Class CS, IF, IO, 4.45%, 7/20/2049 (m)	39,902	7,035

Series 2019-86, Class ST, IF, IO, 4.45%, 7/20/2049 (m)	23,210	3,923

Series 2019-89, Class KS, IF, IO, 4.45%, 7/20/2049 (m)	28,896	5,476

Series 2019-103, Class SC, IF, IO, 4.40%, 8/20/2049 (m)	42,382	7,788

Series 2019-99, Class SJ, IF, IO, 4.40%, 8/20/2049 (m)	21,673	3,679

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-115, Class SA, IF, IO, 4.40%, 9/20/2049 (m)	20,830	4,123

Series 2019-115, Class US, IF, IO, 4.40%, 9/20/2049 (m)	22,784	5,129

Series 2019-119, Class SA, IF, IO, 4.40%, 9/20/2049 (m)	36,980	7,021

Series 2019-120, Class DS, IF, IO, 4.40%, 9/20/2049 (m)	25,230	5,353

Series 2019-112, Class SE, IF, IO, 4.43%, 9/20/2049 (m)	23,121	4,102

Series 2019-115, Class SD, IF, IO, 4.45%, 9/20/2049 (m)	50,216	8,829

Series 2019-115, Class SW, IF, IO, 4.45%, 9/20/2049 (m)	47,847	9,154

Series 2019-117, Class SA, IF, IO, 4.45%, 9/20/2049 (m)	28,268	6,286

Series 2019-132, Class SK, IF, IO, 4.40%, 10/20/2049 (m)	29,554	4,807

Series 2019-138, Class SW, IF, IO, 4.40%, 10/20/2049 (m)	5,876	1,145

Series 2019-137, Class PI, IO, 3.50%, 11/20/2049	28,255	4,532

Series 2019-158, Class SG, IF, IO, 4.40%, 12/20/2049 (m)	29,748	5,714

Series 2020-11, Class LS, IF, IO, 4.40%, 1/20/2050 (m)	84,500	15,038

Series 2020-11, Class SN, IF, IO, 4.40%, 1/20/2050 (m)	32,428	6,334

Series 2015-H13, Class GI, IO, 1.62%, 4/20/2065 (m)	2,866	120

Series 2017-H14, Class FG, 3.49%, 6/20/2067 (m)	572	584

Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	463	462

GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (m)	186	101

GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 4.10%, 9/25/2035 (m)	216	222

HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 1.83%, 1/25/2047 (m)	10,704	10,082

Homeward Opportunities Fund I Trust

Series 2019-1, Class M1, 3.95%, 1/25/2059 ‡ (a) (m)	2,220	2,274

Series 2019-1, Class B1, 4.80%, 1/25/2059 ‡ (a) (m)	2,600	2,663

Series 2019-3, Class B1, 4.02%, 11/25/2059 ‡ (a) (m)	5,000	5,068

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	203

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	1,500	1,500

Impac CMB Trust Series 2005-1, Class 1A2, 2.25%, 4/25/2035 (m)	386	382

IndyMac INDX Mortgage Loan Trust Series 2007-AR21, Class 6A1, 3.46%, 9/25/2037 (m)	17,488	14,790

JP Morgan Mortgage Trust Series 2006-S1, Class 1A1, 6.00%, 4/25/2036	66	72

Lehman Mortgage Trust Series 2007-7, Class 5A7, 6.50%, 8/25/2037	15,118	11,994

LHOME Mortgage Trust

Series 2019-RTL1, Class A1, 4.58%, 10/25/2023 (a) (i)	1,125	1,138

Series 2019-RTL2, Class A1, 3.84%, 3/25/2024 (a)	3,290	3,295

Series 2019-RTL2, Class A2, 4.34%, 3/25/2024 (a) (i)	8,580	8,603

Series 2019-RTL3, Class A1, 3.87%, 7/25/2024 (a)	14,500	14,571

Series 2019-RTL3, Class A2, 4.34%, 7/25/2024 (a) (i)	9,300	9,352

Series 2020-RTL1, Class A1, 3.23%, 10/25/2024 (a)	10,000	10,046

Series 2020-RTL1, Class A2, 3.72%, 10/25/2024 (a) (i)	4,250	4,272

MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.93%, 8/25/2033 ‡ (m)	68	71

MASTR Asset Securitization Trust Series 2003-11, Class 7A2, 5.25%, 12/25/2033	62	63

Merrill Lynch Mortgage Investors Trust Series 2003-A5, Class 2A6, 3.98%, 8/25/2033 (m)	103	105

New Residential Mortgage Loan Trust

Series 2019-2A, Class A1IB, IO, 1.00%, 12/25/2057 (a) (m)	22,231	753

Series 2018-3A, Class A1IC, IO, 1.50%, 5/25/2058 (a) (m)	45,156	2,341

Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 ‡ (a) (m)	3,042	3,069

OBX Trust

Series 2020-INV1, Class A11, 2.57%, 12/25/2049 (a) (m)	4,772	4,768

Series 2019-EXP1, Class 2A1B, 2.58%, 1/25/2059 (a) (m)	1,345	1,324

Series 2019-EXP3, Class 2A1B, 2.53%, 10/25/2059 (a) (m)	2,704	2,722

Series 2020-EXP1, Class 2A1, 2.42%, 2/25/2060 (a) (m)	2,405	2,416

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

P – stlb 9.25%, 10/11/2022 ‡	7,700	7,700

PMT Credit Risk Transfer Trust

Series 2019-2R, Class A, 4.40%, 5/27/2023 (a) (m)	2,793	2,810

Series 2019-1R, Class A, 3.65%, 3/27/2024 (a) (m)	7,003	6,990

PRPM

Series 2019-GS1, Class A1, 3.50%, 10/25/2024 (a) (m)	13,242	13,420

Series 2019-GS1, Class A2, 4.75%, 10/25/2024 (a) (m)	5,202	5,268

PRPM LLC Series 2019-1A, Class A1, 4.50%, 1/25/2024 (a) (i)	2,086	2,112

RAAC Trust Series 2005-SP1, Class 4A1, 7.00%, 9/25/2034	128	133

Repo Buyer 8.32%, 5/1/2020 ‡	3,999	3,999

Repo Buyer RRI Trust 3.06%, 4/14/2055 ‡	10,624	10,339

RSFR Series 2020-1, Class PT, 4.21%, 2/17/2025 (a) (i)	20,000	20,073

SART

4.75%, 7/15/2024	542	553

4.76%, 6/15/2025	1,302	1,329

SART CRR

Series 4, Class B, 4.70%, 4.70%, 10/15/2024 ‡	2,210	2,145

5.01%, 4/15/2026 ‡	1,629	1,584

4.60%, 7/15/2026 ‡	2,038	1,977

Seasoned Credit Risk Transfer Trust Series 2017-3, Class AIO, IO, 0.02%, 7/25/2056 (m)	30,010	39

STACR Trust

Series 2018-HRP1, Class B1, 5.38%, 4/25/2043 ‡ (a) (m)	2,830	2,956

Series 2018-HRP2, Class M3, 4.03%, 2/25/2047 ‡ (a) (m)	14,145	14,445

Series 2018-DNA3, Class B1, 5.53%, 9/25/2048 ‡ (a) (m)	2,300	2,483

Starwood Mortgage Residential Trust Series 2019-1, Class M1, 3.76%, 6/25/2049 ‡ (a) (m)	3,500	3,540

Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 3.26%, 10/25/2037 (m)	2,712	2,704

Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1, 2.48%, 5/25/2047 (m)	18,056	15,517

SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Toorak Mortgage Corp. Ltd.

Series 2018-1, Class A1, 4.34%, 8/25/2021 (a) (i)	940	950

Series 2019-1, Class A1, 4.46%, 3/25/2022 (a) (i)	4,430	4,524

Series 2019-2, Class A1, 3.72%, 9/25/2022 (i)	7,750	7,804

TVC Mortgage Trust Series 2020-RTL1, Class A2, 3.97%, 9/25/2024 (a) (i)	5,500	5,503

Verus Securitization Trust

Series 2018-2, Class A1, 3.68%, 6/1/2058 (a) (m)	465	470

Series 2018-INV2, Class A1FL, 2.83%, 10/25/2058 (a) (m)	5,067	5,084

Series 2019-4, Class M1, 3.21%, 11/25/2059 ‡ (a) (m)	5,200	5,239

Series 2019-INV3, Class B1, 3.73%, 11/25/2059 ‡ (a) (m)	7,606	7,652

Series 2019-4, Class B1, 3.86%, 11/25/2059 ‡ (a) (m)	2,200	2,216

Series 2019-INV1, Class M1, 4.03%, 12/25/2059 (a) (m)	1,190	1,217

Series 2019-INV1, Class B1, 4.99%, 12/25/2059 (a)	750	771

Series 2020-1, Class A2, 2.64%, 1/25/2060 (a) (m)	6,589	6,652

Series 2020-1, Class A3, 2.72%, 1/25/2060 (a) (m)	4,684	4,729

Series 2020-1, Class M1, 3.02%, 1/25/2060 (a) (m)	1,990	2,025

Series 2020-1, Class B1, 3.62%, 1/25/2060 (a) (m)	1,150	1,170

Visio Trust Series 2019-2, Class B1, 3.91%, 11/25/2054 ‡ (a) (m)	820	829

WaMu Mortgage Pass-Through Certificates Series 2003-S4, Class 2A2, 5.50%, 6/25/2033	145	150

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-AR8, Class A, 4.41%, 8/25/2033 (m)	172	175

Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	173	178

Series 2005-AR7, Class A3, 4.28%, 8/25/2035 (m)	109	110

Total Collateralized Mortgage Obligations (Cost $1,289,655)		1,314,988

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 17.2%

5AIF Juniper 2 LLC Series 2018-1, Class A, 5.45%, 8/15/2022 ‡ (a)	1,500	1,500

ABFC Trust Series 2002-OPT1, Class M1, 2.72%, 5/25/2032 ‡ (m)	261	259

ACC Trust

Series 2018-1, Class B, 4.82%, 5/20/2021 (a)	1,211	1,216

Series 2019-1, Class A, 3.75%, 5/20/2022 (a)	169	171

Series 2019-1, Class B, 4.47%, 10/20/2022 (a)	4,033	4,126

Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	5,019	5,051

Series 2018-1, Class C, 6.81%, 2/21/2023 (a)	1,510	1,544

Series 2019-2, Class B, 3.63%, 8/21/2023 (a)	4,470	4,534

Series 2019-1, Class C, 6.41%, 2/20/2024 (a)	2,280	2,353

Series 2019-2, Class C, 5.24%, 10/21/2024 (a)	11,285	11,523

Accelerated Assets LLC

Series 2018-1, Class B, 4.51%, 12/2/2033 ‡ (a)	414	431

Series 2018-1, Class C, 6.65%, 12/2/2033 ‡ (a)	896	947

American Credit Acceptance Receivables Trust

Series 2016-4, Class D, 4.11%, 4/12/2023 (a)	139	139

Series 2019-2, Class B, 3.05%, 5/12/2023 (a)	490	495

Series 2017-2, Class E, 5.52%, 3/12/2024 (a)	1,330	1,363

Series 2018-2, Class E, 5.16%, 9/10/2024 (a)	560	580

Series 2018-3, Class E, 5.17%, 10/15/2024 (a)	1,810	1,903

Series 2018-1, Class F, 6.55%, 12/10/2024 (a)	1,630	1,680

Series 2019-1, Class D, 3.81%, 4/14/2025 (a)	1,580	1,626

Series 2019-1, Class E, 4.84%, 4/14/2025 (a)	1,035	1,070

Series 2019-2, Class C, 3.17%, 6/12/2025 (a)	790	807

Series 2019-2, Class D, 3.41%, 6/12/2025 (a)	6,780	6,962

Series 2019-2, Class E, 4.29%, 6/12/2025 (a)	555	570

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	205

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2018-3, Class F, 6.44%, 6/12/2025 (a)	1,690	1,769

Series 2019-3, Class E, 3.80%, 9/12/2025 (a)	1,393	1,412

Series 2018-4, Class F, 6.94%, 10/13/2025 (a)	1,000	1,055

Series 2019-4, Class C, 2.69%, 12/12/2025 (a)	5,307	5,390

Series 2019-4, Class D, 2.97%, 12/12/2025 (a)	5,600	5,704

Series 2019-4, Class E, 3.85%, 12/12/2025 (a)	4,990	5,068

Series 2019-1, Class F, 6.06%, 12/12/2025 (a)	1,340	1,392

Series 2020-1, Class C, 2.19%, 3/13/2026 (a)	5,850	5,896

Series 2020-1, Class E, 3.32%, 3/13/2026 (a)	10,080	10,146

Series 2019-3, Class F, 5.42%, 5/12/2026 (a)	4,030	4,118

Series 2019-2, Class F, 5.81%, 6/12/2026 (a)	510	528

Series 2019-4, Class F, 5.37%, 9/14/2026 (a)	4,250	4,359

Series 2020-1, Class F, 4.75%, 11/13/2026 (a)	9,000	9,070

AmeriCredit Automobile Receivables Trust Series 2019-1, Class D, 3.62%, 3/18/2025	495	518

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-11, Class M2, 4.14%, 12/25/2033 ‡ (m)	443	441

AMSR Trust

Series 2019-SFR1, Class F, 3.87%, 1/19/2039 ‡ (a) (m)	5,310	5,389

Series 2019-SFR1, Class G, 4.86%, 1/19/2039 ‡ (a) (m)	2,125	2,184

Series 2019-SFR1, Class H, 6.04%, 1/19/2039 ‡ (a) (m)	2,125	2,181

Aqua Finance Trust Series 2019-A, Class C, 4.01%, 7/16/2040 ‡ (a)	7,400	7,732

Arivo Acceptance Auto Loan Receivables Trust

Series 2019-1, Class B, 3.37%, 6/15/2025 (a)	4,500	4,577

Series 2019-1, Class C, 4.35%, 6/15/2026 (a)	1,500	1,525

Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class C, 4.73%, 9/20/2024 (a)	560	601

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Benefit Street Partners CLO XI (Cayman Islands) Series 2017-11A, Class A2A, 3.58%, 4/15/2029 (a) (m)	400	400

BlueMountain CLO Ltd. (Cayman Islands)

Series 2012-2A, Class DR2, 4.59%, 11/20/2028 ‡ (a) (m)	1,100	1,061

Series 2018-3A, Class D, 5.04%, 10/25/2030 ‡ (a) (m)	985	960

Business Jet Securities LLC

Series 2018-1, Class A, 4.34%, 2/15/2033 (a)	308	315

Series 2018-1, Class B, 6.05%, 2/15/2033 ‡ (a)	1,122	1,172

Series 2018-2, Class C, 6.66%, 6/15/2033 (a)	1,120	1,145

Series 2019-1, Class A, 4.21%, 7/15/2034 (a)	8,321	8,563

Series 2019-1, Class C, 6.95%, 7/15/2034 ‡ (a)	6,238	6,381

Camillo Issuer LLC Series 2017-SFR1, Class A, 5.50%, 6/5/2027 ‡ (a)	967	967

CARS-DB4 LP

Series 2020-1A, Class A4, 3.19%, 2/15/2050 (a)	3,500	3,556

Series 2020-1A, Class A5, 3.48%, 2/15/2050 (a)	3,000	3,068

Series 2020-1A, Class B1, 4.17%, 2/15/2050 (a)	3,500	3,555

Series 2020-1A, Class B2, 4.52%, 2/15/2050 ‡ (a)	1,500	1,508

Series 2020-1A, Class B3, 4.95%, 2/15/2050 ‡ (a)	2,000	2,063

Carvana Auto Receivables Trust

Series 2019-1A, Class D, 3.88%, 10/15/2024 (a)	2,000	2,091

Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	4,591	4,701

Series 2019-1A, Class E, 5.64%, 1/15/2026 (a)	500	527

Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	4,000	4,155

Series 2019-3A, Class E, 4.60%, 7/15/2026 (a)	9,700	9,850

Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	6,990	7,195

Cascade Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (m)	8,342	8,474

Centex Home Equity Loan Trust Series 2004-A, Class AF4, 5.01%, 8/25/2032 ‡ (i)	147	155

SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

CIFC Funding Ltd. (Cayman Islands)

Series 2017-1A, Class D, 5.32%, 4/23/2029 ‡ (a) (m)	1,420	1,416

Series 2014-5A, Class BR2, 3.64%, 10/17/2031 ‡ (a) (m)	930	929

CIG Auto Receivables Trust

Series 2017-1A, Class B, 3.81%, 5/15/2023 (a)	75	75

Series 2017-1A, Class C, 5.33%, 12/16/2024 (a)	500	504

Series 2019-1A, Class D, 4.85%, 5/15/2026 (a)	1,660	1,715

Conn’s Receivables Funding LLC

Series 2018-A, Class B, 4.65%, 1/15/2023 ‡ (a)	81	81

Series 2018-A, Class C, 6.02%, 1/15/2023 (a)	359	362

Series 2019-A, Class B, 4.36%, 10/16/2023 ‡ (a)	2,600	2,630

Series 2019-A, Class C, 5.29%, 10/16/2023 ‡ (a)	6,890	6,971

Series 2019-B, Class B, 3.62%, 6/17/2024 ‡ (a)	4,530	4,558

Consumer Loan Underlying Bond Certificate Issuer Trust I

Series 2019-54, Class PT, HB, 31.70%, 2/15/2045 (a) (m)	24,773	24,024

Series 2020-4, Class PT, HB, 37.73%, 3/15/2045 ‡ (a) (m)	8,714	8,621

Consumer Loan Underlying Bond Credit Trust

Series 2017-P2, Class B, 3.56%, 1/15/2024 ‡ (a)	575	577

Series 2018-NP1, Class C, 4.74%, 5/15/2024 ‡ (a)	1,352	1,357

Series 2018-P2, Class C, 5.21%, 10/15/2025 ‡ (a)	1,500	1,560

Series 2019-46, Class PT, HB, 26.47%, 12/15/2044 (a) (m)	17,700	17,220

CoreVest American Finance Trust

Series 2019-1, Class E, 5.49%, 3/15/2052 ‡ (a)	575	627

Series 2019-2, Class E, 5.22%, 6/15/2052 ‡ (a) (m)	1,250	1,342

Series 2019-3, Class XB, IO, 1.39%, 10/15/2052 (a) (m)	53,875	5,604

Series 2019-3, Class XA, IO, 2.04%, 10/15/2052 (a) (m)	46,895	4,267

Series 2019-3, Class A, 2.71%, 10/15/2052 (a)	3,209	3,324

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-3, Class D, 3.76%, 10/15/2052 (a)	8,689	9,133

Series 2019-3, Class E, 4.74%, 10/15/2052 (a) (m)	3,650	3,867

CPS Auto Receivables Trust

Series 2018-A, Class D, 3.66%, 12/15/2023 (a)	400	411

Series 2019-B, Class C, 3.35%, 1/15/2024 (a)	160	164

Series 2020-A, Class B, 2.36%, 2/15/2024 (a)	3,200	3,239

Series 2019-A, Class D, 4.35%, 12/16/2024 (a)	620	653

Series 2020-A, Class D, 2.90%, 12/15/2025 (a)	1,950	1,992

Credit Acceptance Auto Loan Trust Series 2020-1A, Class B, 2.39%, 4/16/2029 (a)	4,550	4,606

Diamond Resorts Owner Trust

Series 2018-1, Class D, 5.90%, 1/21/2031 ‡ (a)	947	983

Series 2019-1A, Class D, 5.25%, 2/20/2032 ‡ (a)	3,695	3,780

Dominion Financial Services 2 LLC Series 2018-1, Class A, 5.35%, 9/15/2022 ‡ (a) (i)	6,825	6,825

Drive Auto Receivables Trust

Series 2017-1, Class D, 3.84%, 3/15/2023	338	343

Series 2019-3, Class B, 2.65%, 2/15/2024	870	883

Series 2018-3, Class D, 4.30%, 9/16/2024	1,456	1,505

Series 2019-3, Class C, 2.90%, 8/15/2025	2,080	2,125

Series 2019-1, Class D, 4.09%, 6/15/2026	1,290	1,337

Series 2019-3, Class D, 3.18%, 10/15/2026	1,780	1,831

Series 2020-1, Class D, 2.70%, 5/17/2027	2,000	2,047

Driven Brands Funding LLC

Series 2019-1A, Class A2, 4.64%, 4/20/2049 (a)	3,623	3,888

Series 2019-2A, Class A2, 3.98%, 10/20/2049 (a)	3,960	4,108

DT Auto Owner Trust

Series 2016-3A, Class D, 4.52%, 6/15/2023 (a)	417	418

Series 2017-2A, Class E, 6.03%, 1/15/2024 (a)	1,320	1,380

Series 2018-3A, Class D, 4.19%, 7/15/2024 (a)	1,230	1,283

Series 2017-3A, Class E, 5.60%, 8/15/2024 (a)	905	947

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	207

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2019-1A, Class D, 3.87%, 11/15/2024 (a)	2,990	3,092

Series 2017-4A, Class E, 5.15%, 11/15/2024 (a)	1,925	2,005

Series 2018-1A, Class E, 5.42%, 3/17/2025 (a)	1,055	1,101

Series 2019-3A, Class D, 2.96%, 4/15/2025 (a)	2,300	2,345

Series 2018-2A, Class E, 5.54%, 6/16/2025 (a)	1,200	1,268

Series 2019-4A, Class C, 2.73%, 7/15/2025 (a)	7,500	7,666

Series 2019-4A, Class D, 2.85%, 7/15/2025 (a)	14,650	14,939

Series 2020-1A, Class D, 2.55%, 11/17/2025 (a)	5,260	5,326

Series 2018-3A, Class E, 5.33%, 11/17/2025 (a)	1,340	1,417

Series 2019-1A, Class E, 4.94%, 2/17/2026 (a)	2,735	2,845

Series 2019-3A, Class E, 3.85%, 8/17/2026 (a)	3,500	3,547

Series 2020-1A, Class E, 3.48%, 2/16/2027 (a)	5,500	5,556

E3 (Cayman Islands) Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (a)	1,198	1,186

Exeter Automobile Receivables Trust

Series 2015-3A, Class D, 6.55%, 10/17/2022 (a)	1,718	1,725

Series 2016-2A, Class D, 8.25%, 4/17/2023 (a)	1,445	1,501

Series 2018-3A, Class C, 3.71%, 6/15/2023 (a)	738	750

Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)	773	794

Series 2016-3A, Class D, 6.40%, 7/17/2023 (a)	3,750	3,921

Series 2018-1A, Class D, 3.53%, 11/15/2023 (a)	1,500	1,539

Series 2017-2A, Class D, 6.39%, 2/15/2024 (a)	1,000	1,050

Series 2019-3A, Class C, 2.79%, 5/15/2024 (a)	2,360	2,406

Series 2018-3A, Class D, 4.35%, 6/17/2024 (a)	1,515	1,580

Series 2018-3A, Class E, 5.43%, 8/15/2024 (a)	9,255	9,912

Series 2018-1A, Class E, 4.64%, 10/15/2024 (a)	1,760	1,841

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-1A, Class D, 4.13%, 12/16/2024 (a)	1,775	1,838

Series 2020-1A, Class C, 2.49%, 1/15/2025 (a)	4,940	5,025

Series 2019-2A, Class D, 3.71%, 3/17/2025 (a)	1,000	1,031

Series 2018-2A, Class E, 5.33%, 5/15/2025 (a)	1,100	1,176

Series 2018-4A, Class E, 5.38%, 7/15/2025 (a)	810	866

Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	4,260	4,371

Series 2018-3A, Class F, 6.55%, 8/25/2025 (a)	5,130	5,509

Series 2019-4A, Class D, 2.58%, 9/15/2025 (a)	7,490	7,603

Series 2020-1A, Class D, 2.73%, 12/15/2025 (a)	10,000	10,231

Series 2019-1A, Class E, 5.20%, 1/15/2026 (a)	6,375	6,657

Series 2019-2A, Class E, 4.68%, 5/15/2026 (a)	5,520	5,709

Series 2019-3A, Class E, 4.00%, 8/17/2026 (a)	7,092	7,240

Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	11,000	11,128

Series 2020-1A, Class E, 3.74%, 1/15/2027 (a)	10,360	10,545

Flagship Credit Auto Trust

Series 2016-1, Class D, 8.59%, 5/15/2023 (a)	1,000	1,045

Series 2016-3, Class E, 6.25%, 10/15/2023 (a)	1,110	1,162

Series 2017-R, 8.24%, 10/18/2023 ‡	868	871

Series 2016-2, Class D, 8.56%, 11/15/2023 (a)	1,290	1,378

Series 2017-4, Class D, 3.58%, 1/15/2024 (a)	175	181

Series 2017-2, Class E, 5.55%, 7/15/2024 (a)	530	557

Series 2019-1, Class D, 4.08%, 2/18/2025 (a)	3,833	4,068

Series 2019-4, Class C, 2.77%, 12/15/2025 (a)	4,100	4,219

Series 2020-1, Class C, 2.24%, 1/15/2026 (a)	10,000	10,050

Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	4,500	4,713

SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

FORA Financial Asset Securitization LLC Series 2019-1, Class A, 4.02%, 10/15/2024 (a)	5,000	5,131

Foundation Finance Trust

Series 2019-1A, Class B, 4.22%, 11/15/2034 (a)	855	925

Series 2019-1A, Class C, 5.66%, 11/15/2034 ‡ (a)	3,055	3,329

FREED ABS Trust

Series 2018-1, Class B, 4.56%, 7/18/2024 ‡ (a)	600	613

Series 2019-1, Class B, 3.87%, 6/18/2026 ‡ (a)	7,950	8,112

Series 2019-1, Class C, 5.39%, 6/18/2026 ‡ (a)	2,200	2,276

Series 2020-FP1, Class A, 2.52%, 3/18/2027 (a)	7,020	7,045

Series 2020-FP1, Class B, 3.06%, 3/18/2027 ‡ (a)	6,150	6,207

Series 2020-FP1, Class C, 4.37%, 3/18/2027 ‡ (a)	5,000	5,033

Genesis Sales Finance Master Trust Series 2019-AA, Class A, 4.68%, 8/20/2023 (a)	2,650	2,707

GLS Auto Receivables Issuer Trust

Series 2019-2A, Class B, 3.32%, 3/15/2024 (a)	1,748	1,801

Series 2019-4A, Class B, 2.78%, 9/16/2024 (a)	1,320	1,348

Series 2019-1A, Class C, 3.87%, 12/16/2024 (a)	1,140	1,183

Series 2019-4A, Class C, 3.06%, 8/15/2025 (a)	1,050	1,075

Series 2019-1A, Class D, 4.94%, 12/15/2025 (a)	830	868

Series 2019-2A, Class D, 4.52%, 2/17/2026 (a)	1,000	1,037

Series 2019-4A, Class D, 4.09%, 8/17/2026 (a)	950	975

Series 2020-1A, Class D, 3.68%, 11/16/2026 (a)	1,250	1,265

GLS Auto Receivables Trust Series 2018-3A, Class D, 5.34%, 8/15/2025 (a)	680	726

Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (a)	976	981

HERO Funding II (Cayman Islands)

Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (a)	623	634

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	446	457

Hertz Vehicle Financing II LP Series 2019-3A, Class C, 3.43%, 12/26/2025 (a)	8,500	8,725

ICG US CLO Ltd. (Cayman Islands) Series 2016-1A, Class A2R, 3.47%, 7/29/2028 (a) (m)	250	250

Kabbage Funding LLC

Series 2019-1, Class B, 4.07%, 3/15/2024 ‡ (a)	1,000	1,014

Series 2019-1, Class C, 4.61%, 3/15/2024 ‡ (a)	1,000	1,014

Series 2019-1, Class D, 5.69%, 3/15/2024 ‡ (a)	13,579	13,773

KREF Ltd. Series 2018-FL1, Class D, 4.21%, 6/15/2036 ‡ (a) (m)	1,680	1,680

Lending Point Asset Securitization Trust Series 2020-1, Class C, 4.14%, 2/10/2026 (a)	4,500	4,536

Lendingpoint Asset Securitization Trust Series 2019-2, Class B, 3.73%, 11/10/2025 ‡ (a)	12,000	12,109

Lendmark Funding Trust

Series 2018-1A, Class B, 4.09%, 12/21/2026 ‡ (a)	790	820

Series 2018-1A, Class C, 5.03%, 12/21/2026 ‡ (a)	1,305	1,355

Series 2018-2A, Class D, 6.78%, 4/20/2027 (a)	2,500	2,665

Series 2019-1A, Class C, 3.90%, 12/20/2027 ‡ (a)	800	828

Series 2019-1A, Class D, 5.34%, 12/20/2027 ‡ (a)	3,000	3,107

Series 2019-2A, Class C, 3.72%, 4/20/2028 ‡ (a)	3,040	3,132

LL ABS Trust

Series 2019-1A, Class A, 2.87%, 3/15/2027 (a)	5,101	5,116

Series 2019-1A, Class C, 5.07%, 3/15/2027 ‡ (a)	3,500	3,561

Long Beach Mortgage Loan Trust Series 2003-4, Class M2, 4.25%, 8/25/2033 ‡ (m)	70	71

LP LMS Asset Securitization Trust Series 2019-1A, Class A, 4.21%, 11/10/2025 (a)	12,213	12,249

LV Tower 52 Issuer Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (a)	195	196

Mariner Finance Issuance Trust Series 2019-AA, Class D, 5.44%, 7/20/2032 ‡ (a)	5,120	5,285

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	209

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Marlette Funding Trust

Series 2017-3A, Class B, 3.01%, 12/15/2024 (a)	25	25

Series 2017-3A, Class C, 4.01%, 12/15/2024 ‡ (a)	295	298

ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049 (a)	14,298	15,311

MFA LLC

Series 2017-NPL1, Class A1, 3.35%, 11/25/2047 ‡ (a) (i)	259	260

Series 2018-NPL2, Class A1, 4.16%, 7/25/2048 ‡ (a) (i)	204	205

New Residential Mortgage LLC

Series 2018-FNT1, Class D, 4.69%, 5/25/2023 ‡ (a)	618	620

Series 2018-FNT1, Class E, 4.89%, 5/25/2023 ‡ (a)	522	525

Octane Receivables Trust

Series 2019-1A, Class A, 3.16%, 9/20/2023 (a)	10,881	10,947

Series 2019-1A, Class B, 3.77%, 7/22/2024 ‡ (a)	12,591	12,820

OnDeck Asset Securitization Trust LLC Series 2018-1A, Class C, 4.52%, 4/18/2022 ‡ (a)	540	544

OneMain Direct Auto Receivables Trust Series 2018-1A, Class D, 4.40%, 1/14/2028 (a)	580	605

OneMain Financial Issuance Trust

Series 2019-1A, Class B, 3.79%, 2/14/2031 ‡ (a)	745	776

Series 2017-1A, Class D, 4.52%, 9/14/2032 ‡ (a)	1,100	1,129

Series 2018-2A, Class D, 4.29%, 3/14/2033 ‡ (a)	1,500	1,600

Oportun Funding VI LLC

Series 2017-A, Class B, 3.97%, 6/8/2023 ‡ (a) (m)	293	294

Orange Lake Timeshare Trust

Series 2019-A, Class D, 4.93%, 4/9/2038 ‡ (a)	3,727	3,875

Oxford Finance Funding LLC Series 2020-1A, Class A2, 3.10%, 2/15/2028 (a)	4,000	4,067

PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 3.98%, 4/25/2023 (a) (m)	4,626	4,650

PNMAC GMSR Issuer Trust

Series 2018-GT1, Class A, 4.48%, 2/25/2023 (a) (m)	4,655	4,675

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-GT2, Class A, 4.28%, 8/25/2025 (a) (m)	2,320	2,327

Popular ABS Mortgage Pass-Through Trust Series 2005-3, Class M1, 5.11%, 7/25/2035 ‡ (i)	274	282

Prestige Auto Receivables Trust

Series 2017-1A, Class E, 4.89%, 5/15/2024 (a)	1,160	1,201

Series 2018-1A, Class E, 5.03%, 1/15/2026 (a)	720	757

Pretium Mortgage Credit Partners I LLC

Series 2018-NPL4, Class A2, 6.05%, 9/25/2058 ‡ (a) (i)	900	910

Series 2019-NPL2, Class A2, 5.93%, 12/25/2058 ‡ (a) (i)	3,020	3,090

Series 2019-CFL1, Class A2, 4.95%, 1/25/2059 ‡ (a) (i)	4,762	4,800

Series 2019-NPL3, Class A2, 4.58%, 7/27/2059 ‡ (a) (i)	2,500	2,521

Series 2019-NPL1, Class A1, 4.21%, 7/25/2060 ‡ (a) (i)	578	580

Progress Residential Trust

Series 2019-SFR1, Class E, 4.47%, 8/17/2035 ‡ (a)	2,000	2,085

Series 2018-SFR3, Class D, 4.43%, 10/17/2035 ‡ (a)	1,047	1,085

Series 2018-SFR3, Class E, 4.87%, 10/17/2035 ‡ (a)	524	545

Series 2019-SFR2, Class E, 4.14%, 5/17/2036 ‡ (a)	4,000	4,138

Series 2019-SFR3, Class E, 3.37%, 9/17/2036 ‡ (a)	6,100	6,204

Prosper Marketplace Issuance Trust Series 2019-2A, Class B, 3.69%, 9/15/2025 ‡ (a)	2,081	2,115

PRPM LLC Series 2020-1A, Class A1, 2.98%, 2/25/2025 (a) (i)	6,000	6,036

RAMP Trust Series 2002-RS2, Class AI5, 5.88%, 3/25/2032 ‡ (m)	105	110

ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 4.22%, 12/27/2044 (a) (m)	16,703	16,677

Regional Management Issuance Trust

Series 2018-1, Class A, 3.83%, 7/15/2027 (a)	1,800	1,815

Series 2019-1, Class C, 4.11%, 11/15/2028 ‡ (a)	5,110	5,212

SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Renaissance Home Equity Loan Trust

Series 2003-4, Class M2F, 6.24%, 3/25/2034 ‡ (i)	151	156

Series 2005-2, Class M1, 5.05%, 8/25/2035 ‡ (i)	601	647

Renew (Cayman Islands) Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	289	292

Republic Finance Issuance Trust Series 2019-A, Class A, 3.43%, 11/22/2027 (a)	4,185	4,281

Santander Drive Auto Receivables Trust

Series 2017-3, Class E, 4.97%, 1/15/2025	5,770	6,052

Series 2019-1, Class D, 3.65%, 4/15/2025	1,410	1,452

Series 2018-2, Class E, 5.02%, 9/15/2025	5,584	5,866

Santander Prime Auto Issuance Notes Trust

Series 2018-A, Class E, 5.04%, 9/15/2025 (a)	1,614	1,651

Series 2018-A, Class F, 6.80%, 9/15/2025 (a)	3,284	3,382

Santander Revolving Auto Loan Trust

Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	4,120	4,258

Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	8,085	8,339

Security National Mortgage Loan Trust Series 2004-2A, Class AF3, 5.77%, 11/25/2034 ‡ (a) (m)	146	147

Shackleton CLO Ltd. (Cayman Islands)

Series 2014-6RA, Class B, 3.57%, 7/17/2028 (a) (m)	1,280	1,279

Series 2013-4RA, Class A2A, 3.45%, 4/13/2031 (a) (m)	1,070	1,056

Sierra Timeshare Receivables Funding LLC

Series 2019-1A, Class D, 4.75%, 1/20/2036 ‡ (a)	898	916

Series 2019-2A, Class D, 4.54%, 5/20/2036 ‡ (a)	2,471	2,515

Series 2019-3A, Class D, 4.18%, 8/20/2036 ‡ (a)	6,090	6,179

Small Business Lending Trust Series 2020-A, Class C, 5.01%, 12/15/2026 ‡ (a)	3,250	3,317

SoFi Consumer Loan Program LLC

Series 2017-6, Class B, 3.52%, 11/25/2026 ‡ (a)	100	103

Series 2017-6, Class C, 4.02%, 11/25/2026 ‡ (a)	100	103

SoFi Consumer Loan Program Trust

Series 2018-1, Class B, 3.65%, 2/25/2027 (a)	450	464

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-1, Class C, 3.97%, 2/25/2027 ‡ (a)	450	462

Sonic Capital LLC

Series 2020-1A, Class A2I, 3.85%, 1/20/2050 (a)	6,000	6,209

Series 2020-1A, Class A2II, 4.34%, 1/20/2050 (a)	6,000	6,272

Springleaf Funding Trust

Series 2015-BA, Class B, 3.80%, 5/15/2028 ‡ (a)	900	923

Series 2016-AA, Class B, 3.80%, 11/15/2029 (a)	750	753

Stanwich Mortgage Loan Trust Series 2019-NPB2, Class A1, 3.48%, 11/16/2024 ‡ (a) (i)	5,250	5,279

Structured Asset Investment Loan Trust Series 2004-8, Class M3, 2.60%, 9/25/2034 ‡ (m)	190	187

Tesla Auto Lease Trust Series 2019-A, Class D, 3.37%, 1/20/2023 (a)	2,700	2,791

Tricolor Auto Securitization Trust Series 2018-1A, Class B, 7.30%, 2/16/2021 (a)	2,700	2,727

United Auto Credit Securitization Trust Series 2018-1, Class D, 3.52%, 11/10/2022 (a)	393	394

US Auto Funding LLC

Series 2019-1A, Class C, 5.34%, 3/15/2023 (a)	7,000	7,190

Series 2018-1A, Class B, 7.50%, 7/15/2023 (a)	1,845	1,918

USASF Receivables LLC Series 2017-1, Class B, 7.63%, 9/15/2030 (a)	191	191

Vericrest Opportunity Loan Trust

Series 2019-NPL4, Class A1B, 4.15%, 8/25/2049 ‡ (a) (i)	7,850	7,942

Series 2019-NPL4, Class A2, 5.44%, 8/25/2049 ‡ (a) (i)	3,910	3,955

Series 2019-NPL5, Class A1B, 4.25%, 9/25/2049 ‡ (a) (i)	6,700	6,757

Series 2019-NPL7, Class A1B, 3.97%, 10/25/2049 ‡ (a) (i)	9,000	9,077

Series 2019-NPL8, Class A1B, 4.09%, 11/25/2049 ‡ (a) (i)	15,000	15,168

Series 2020-NPL2, Class A1B, 3.67%, 2/25/2050 ‡ (a) (i)	12,000	12,164

Veros Automobile Receivables Trust Series 2018-1, Class D, 5.74%, 8/15/2025 (a)	2,500	2,569

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	211

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

VM DEBT TRUST Series 2019-1, 9.50%, 5/31/2024	10,000	10,000

VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047 ‡ (a) (i)	42	42

VOLT LXXX LLC Series 2019-NPL6, Class A1B, 4.09%, 10/25/2049 ‡ (a) (i)	7,435	7,536

VOLT LXXXIII LLC Series 2019-NPL9, Class A1B, 4.09%, 11/26/2049 ‡ (a) (i)	12,130	12,275

VOLT LXXXIV LLC Series 2019-NP10, Class A1B, 3.97%, 12/27/2049 ‡ (a) (i)	14,250	14,379

VOLT LXXXV LLC Series 2020-NPL1, Class A1B, 3.72%, 1/25/2050 ‡ (a) (i)	25,000	25,241

Voya CLO Ltd. (Cayman Islands)

Series 2019-1A, Class A, 3.00%, 4/15/2029 (a) (m)	411	411

Series 2019-1A, Class D, 5.13%, 4/15/2029 ‡ (a) (m)	720	720

Series 2016-3A, Class CR, 5.07%, 10/18/2031 ‡ (a) (m)	935	932

Welk Resorts LLC Series 2019-AA, Class D, 4.03%, 6/15/2038 ‡ (a)	1,797	1,846

Westlake Automobile Receivables Trust

Series 2018-3A, Class D, 4.00%, 10/16/2023 (a)	3,240	3,355

Series 2018-3A, Class E, 4.90%, 12/15/2023 (a)	670	699

Series 2018-2A, Class E, 4.86%, 1/16/2024 (a)	450	471

Series 2019-1A, Class D, 3.67%, 3/15/2024 (a)	3,350	3,456

Series 2019-2A, Class C, 2.84%, 7/15/2024 (a)	2,140	2,177

Series 2019-1A, Class E, 4.49%, 7/15/2024 (a)	950	990

Series 2018-1A, Class F, 5.60%, 7/15/2024 (a)	3,500	3,613

Series 2019-3A, Class C, 2.49%, 10/15/2024 (a)	1,630	1,665

Series 2019-3A, Class D, 2.72%, 11/15/2024 (a)	1,310	1,332

Series 2018-2A, Class F, 6.04%, 1/15/2025 (a)	1,320	1,384

Series 2018-3A, Class F, 6.02%, 2/18/2025 (a)	3,690	3,884

Series 2019-3A, Class E, 3.59%, 3/17/2025 (a)	600	616

Series 2019-2A, Class E, 4.02%, 4/15/2025 (a)	1,080	1,107

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-1A, Class F, 5.67%, 2/17/2026 (a)	1,769	1,837

Series 2019-2A, Class F, 5.00%, 3/16/2026 (a)	1,880	1,928

Series 2019-3A, Class F, 4.72%, 4/15/2026 (a)	1,400	1,430

Total Asset-Backed Securities (Cost $1,028,396)		1,045,403

Commercial Mortgage-Backed Securities — 16.9%

20 Times Square Trust Series 2018-20TS, Class F, 3.10%, 5/15/2035 ‡ (a) (m)	600	600

Banc of America Commercial Mortgage Trust

Series 2017-BNK3, Class D, 3.25%, 2/15/2050 ‡ (a)	1,100	1,051

Series 2007-5, Class AJ, 5.82%, 2/10/2051 (m)	195	211

Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class D, 4.01%, 3/15/2036 ‡ (a) (m)	1,000	1,000

BANK

Series 2019-BN21, Class XA, IO, 1.00%, 10/17/2052 (m)	126,019	8,871

Series 2019-BN23, Class XA, IO, 0.70%, 12/15/2052 (m)	39,052	2,339

Series 2019-BN23, Class E, 2.50%, 12/15/2052 ‡ (a)	3,000	2,563

Series 2019-BN23, Class C, 3.63%, 12/15/2052 ‡	1,000	1,067

Series 2017-BNK7, Class D, 2.71%, 9/15/2060 ‡ (a)	1,000	916

Series 2018-BN12, Class D, 3.00%, 5/15/2061 ‡ (a)	2,780	2,588

Series 2019-BN19, Class XA, IO, 0.96%, 8/15/2061 (m)	22,310	1,740

Series 2019-BN20, Class XA, IO, 0.84%, 9/15/2062 (m)	55,368	3,815

Series 2019-BN20, Class E, 2.50%, 9/15/2062 ‡ (a)	1,500	1,271

Series 2019-BN24, Class XA, IO, 0.77%, 11/15/2062 (m)	100,744	5,705

Series 2019-BN22, Class E, 2.50%, 11/15/2062 ‡ (a)	3,000	2,567

Series 2019-BN24, Class E, 2.50%, 11/15/2062 ‡ (a)	2,500	2,136

Series 2020-BN25, Class XA, IO, 0.89%, 1/15/2063 (m)	192,155	14,508

Series 2020-BN25, Class E, 2.50%, 1/15/2063 (a)	4,250	3,689

SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Barclays Commercial Mortgage Trust

Series 2019-C4, Class D, 3.25%, 8/15/2052 ‡ (a)	3,410	3,254

Series 2019-C5, Class XA, IO, 0.90%, 11/15/2052 (m)	96,736	6,402

BBCMS Mortgage Trust Series 2020-C6, Class E, 2.40%, 2/15/2053 (a)	4,500	3,737

Benchmark Mortgage Trust Series 2018-B1, Class D, 2.75%, 1/15/2051 ‡ (a)	2,484	2,247

BENCHMARK Mortgage Trust Series 2019-B11, Class D, 3.00%, 5/15/2052 ‡ (a)	1,900	1,758

BX Commercial Mortgage Trust Series 2018-IND, Class E, 3.36%, 11/15/2035 ‡ (a) (m)	672	673

CAMB Commercial Mortgage Trust Series 2019-LIFE, Class G, 4.91%, 12/15/2037 ‡ (a) (m)	1,000	1,003

CD Mortgage Trust Series 2017-CD5, Class D, 3.35%, 8/15/2050 ‡ (a)	266	245

CFCRE Commercial Mortgage Trust Series 2016-C6, Class D, 4.21%, 11/10/2049 ‡ (a) (m)	1,900	1,905

Citigroup Commercial Mortgage Trust

Series 2019-SMRT, Class D, 4.74%, 1/10/2036 ‡ (a) (m)	790	862

Series 2019-PRM, Class E, 4.89%, 5/10/2036 ‡ (a)	4,500	4,789

Series 2012-GC8, Class D, 4.88%, 9/10/2045 ‡ (a) (m)	1,875	1,899

Series 2015-GC31, Class D, 4.06%, 6/10/2048 ‡ (m)	3,800	3,909

Series 2015-P1, Class D, 3.23%, 9/15/2048 ‡ (a)	2,285	2,208

Series 2017-P7, Class D, 3.25%, 4/14/2050 ‡ (a)	1,294	1,203

Series 2020-GC46, Class XA, IO, 0.99%, 1/15/2053 (m)	166,061	13,512

Series 2019-GC41, Class E, 3.00%, 8/10/2056 ‡ (a)	5,000	4,385

Series 2015-GC33, Class D, 3.17%, 9/10/2058 ‡	8,000	7,752

Series 2015-GC33, Class E, 4.57%, 9/10/2058 (a) (m)	4,330	3,949

Series 2019-C7, Class XA, IO, 0.88%, 12/15/2072 (m)	149,118	10,768

Series 2019-C7, Class C, 3.95%, 12/15/2072 ‡ (m)	4,700	5,060

COMM Mortgage Trust Series 2015-CR22, Class D, 4.12%, 3/10/2048 (a) (m)	4,174	4,323

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Mortgage Trust

Series 2020-CBM, Class D, 3.63%, 2/10/2037 (a) (m)	1,630	1,684

Series 2020-CBM, Class E, 3.63%, 2/10/2037 (a) (m)	2,670	2,698

Series 2020-CBM, Class F, 3.63%, 2/10/2037 (a) (m)	17,870	17,566

Series 2013-CR8, Class D, 3.95%, 6/10/2046 ‡ (a) (m)	750	779

Series 2013-CR13, Class E, 4.89%, 11/10/2046 (a) (m)	1,500	1,572

Series 2014-UBS2, Class D, 5.00%, 3/10/2047 ‡ (a) (m)	3,210	3,127

Series 2014-LC15, Class D, 4.98%, 4/10/2047 ‡ (a) (m)	1,000	1,039

Series 2014-CR19, Class E, 4.23%, 8/10/2047 (a) (m)	5,000	4,349

Series 2014-CR19, Class D, 4.73%, 8/10/2047 (a) (m)	2,500	2,574

Series 2014-UBS5, Class D, 3.50%, 9/10/2047 ‡ (a)	3,760	3,347

Series 2014-CR20, Class E, 3.22%, 11/10/2047 (a)	1,000	941

Series 2014-CR20, Class D, 3.22%, 11/10/2047 ‡ (a)	2,510	2,455

Series 2014-CR21, Class D, 3.93%, 12/10/2047 ‡ (a) (m)	2,600	2,655

Series 2015-LC19, Class D, 2.87%, 2/10/2048 (a)	1,000	959

Series 2015-CR23, Class D, 4.25%, 5/10/2048 ‡ (m)	1,490	1,522

Series 2015-LC21, Class E, 3.25%, 7/10/2048 (a)	3,000	2,507

Series 2015-LC21, Class D, 4.30%, 7/10/2048 ‡ (m)	2,700	2,797

Series 2016-CR28, Class D, 3.90%, 2/10/2049 ‡ (m)	1,250	1,291

Series 2016-CR28, Class E, 4.15%, 2/10/2049 ‡ (a) (m)	3,588	3,650

Series 2013-CR11, Class D, 5.12%, 8/10/2050 (a) (m)	3,402	3,533

Series 2019-GC44, Class XA, IO, 0.66%, 8/15/2057 (m)	141,910	7,008

Series 2019-GC44, Class E, 2.50%, 8/15/2057 (a)	3,493	2,867

Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	1	1

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	213

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B, 2.89%, 5/15/2036 ‡ (a) (m)	4,400	4,411

CSAIL Commercial Mortgage Trust

Series 2016-C5, Class D, 3.58%, 11/15/2048 ‡ (a) (m)	2,750	2,678

Series 2019-C16, Class C, 4.24%, 6/15/2052 ‡ (m)	2,500	2,760

Series 2019-C18, Class XA, IO, 1.09%, 12/15/2052 (m)	53,548	4,232

Series 2019-C18, Class E, 2.50%, 12/15/2052 (a)	6,515	5,482

Series 2019-C18, Class C, 3.95%, 12/15/2052 ‡ (m)	4,327	4,627

FHLMC, Multi-Family Structured Pass-Through Certificates

Series K009, Class X1, IO, 1.26%, 8/25/2020 (m)	125,536	444

Series K016, Class X1, IO, 1.48%, 10/25/2021 (m)	15,445	315

Series K721, Class X1, IO, 0.32%, 8/25/2022 (m)	64,071	475

Series K721, Class X3, IO, 1.30%, 9/25/2022 (m)	12,550	399

Series K033, Class X1, IO, 0.30%, 7/25/2023 (m)	6,673	64

Series K729, Class X1, IO, 0.36%, 10/25/2024 (m)	18,813	273

Series KC03, Class X1, IO, 0.49%, 11/25/2024 (m)	99,998	2,145

Series K731, Class X3, IO, 2.11%, 5/25/2025 (m)	11,529	1,104

Series K733, Class X3, IO, 2.19%, 1/25/2026 (m)	17,500	1,925

Series KC06, Class X1, IO, 0.90%, 6/25/2026 (m)	39,727	1,711

Series K736, Class X1, IO, 1.31%, 7/25/2026 (m)	91,985	6,609

Series K734, Class X3, IO, 2.17%, 7/25/2026 (m)	26,250	3,107

Series K737, Class X1, IO, 0.64%, 10/25/2026 (m)	138,332	5,262

Series KC04, Class X1, IO, 1.25%, 12/25/2026 (m)	48,005	3,163

Series K064, Class X3, IO, 2.13%, 5/25/2027 (m)	18,830	2,510

Series KC05, Class X1, IO, 1.20%, 6/25/2027 (m)	107,576	7,192

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K075, Class X3, IO, 2.13%, 5/25/2028 (m)	5,471	817

Series K078, Class X3, IO, 2.21%, 10/25/2028 (m)	2,680	424

Series K082, Class X3, IO, 2.21%, 10/25/2028 (m)	27,200	4,392

Series K084, Class X3, IO, 2.24%, 11/25/2028 (m)	19,450	3,186

Series K090, Class X1, IO, 0.71%, 2/25/2029 (m)	32,082	1,883

Series K094, Class X1, IO, 0.88%, 6/25/2029 (m)	32,967	2,394

Series K095, Class X1, IO, 0.95%, 6/25/2029 (m)	51,831	4,008

Series K097, Class X1, IO, 1.09%, 7/25/2029 (m)	74,315	6,748

Series K096, Class X3, IO, 2.11%, 7/25/2029 (m)	48,669	7,701

Series K101, Class X3, IO, 1.89%, 10/25/2029 (m)	35,000	5,343

Series K090, Class X3, IO, 2.31%, 10/25/2029 (m)	97,000	17,596

Series K103, Class X1, IO, 0.76%, 11/25/2029 (m)	120,987	6,658

Series K-1511, Class X3, IO, 3.42%, 4/25/2034 (m)	30,261	11,073

Series K723, Class X3, IO, 1.92%, 10/25/2034 (m)	6,850	431

Series K153, Class X3, IO, 3.77%, 4/25/2035 (m)	4,450	1,534

Series K155, Class X3, IO, 3.12%, 5/25/2036 (m)	5,560	1,752

Series K-1510, Class X3, IO, 3.40%, 1/25/2037 (m)	24,400	8,785

Series K036, Class X3, IO, 2.11%, 12/25/2041 (m)	3,253	240

Series K038, Class X3, IO, 2.49%, 6/25/2042 (m)	2,100	198

Series K720, Class X3, IO, 1.33%, 8/25/2042 (m)	16,800	471

Series K041, Class X3, IO, 1.64%, 11/25/2042 (m)	4,580	329

Series K040, Class X3, IO, 2.04%, 11/25/2042 (m)	17,800	1,502

Series K042, Class X3, IO, 1.60%, 1/25/2043 (m)	2,163	147

Series K718, Class X3, IO, 1.44%, 2/25/2043 (m)	6,035	148

SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series K045, Class X3, IO, 1.50%, 4/25/2043 (m)	4,530	305

Series K046, Class X3, IO, 1.51%, 4/25/2043 (m)	3,450	238

Series K054, Class X3, IO, 1.60%, 4/25/2043 (m)	2,745	232

Series K047, Class X3, IO, 1.49%, 6/25/2043 (m)	3,400	233

Series K050, Class X3, IO, 1.55%, 10/25/2043 (m)	5,232	402

Series K051, Class X3, IO, 1.61%, 10/25/2043 (m)	4,995	401

Series K052, Class X3, IO, 1.61%, 1/25/2044 (m)	2,915	243

Series K726, Class X3, IO, 2.13%, 7/25/2044 (m)	21,130	1,677

Series K067, Class X3, IO, 2.11%, 9/25/2044 (m)	8,580	1,193

Series K727, Class X3, IO, 2.00%, 10/25/2044 (m)	15,000	1,255

Series K068, Class X3, IO, 2.06%, 10/25/2044 (m)	19,730	2,668

Series K059, Class X3, IO, 1.92%, 11/25/2044 (m)	8,000	902

Series K729, Class X3, IO, 1.97%, 11/25/2044 (m)	21,410	1,809

Series K724, Class X3, IO, 1.87%, 12/25/2044 (m)	4,930	332

Series K070, Class X3, IO, 2.04%, 12/25/2044 (m)	42,245	5,811

Series K730, Class X3, IO, 2.04%, 2/25/2045 (m)	47,270	4,251

Series K065, Class X3, IO, 2.18%, 7/25/2045 (m)	13,305	1,842

Series K071, Class X3, IO, 2.01%, 11/25/2045 (m)	12,470	1,695

Series K072, Class X3, IO, 2.14%, 12/25/2045 (m)	20,640	3,020

Series K089, Class X3, IO, 2.30%, 1/25/2046 (m)	50,897	8,965

Series K087, Class X3, IO, 2.32%, 1/25/2046 (m)	41,880	7,192

Series K097, Class X3, IO, 2.02%, 9/25/2046 (m)	51,390	8,266

Series K081, Class X3, IO, 2.23%, 9/25/2046 (m)	23,425	3,802

Series K103, Class X3, IO, 1.91%, 12/25/2046 (m)	40,100	5,991

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K088, Class X3, IO, 2.35%, 2/25/2047 (m)	59,034	10,559

Series K093, Class X3, IO, 2.21%, 5/25/2047 (m)	50,764	8,710

Series K092, Class X3, IO, 2.25%, 5/25/2047 (m)	46,583	8,161

Series K094, Class X3, IO, 2.12%, 7/25/2047 (m)	19,360	3,234

Series K095, Class X3, IO, 2.10%, 8/25/2047 (m)	66,697	11,033

Series K736, Class X3, IO, 2.01%, 9/25/2047 (m)	83,580	9,619

Series K099, Class X3, IO, 2.02%, 10/25/2047 (m)	49,100	7,593

Series K098, Class X3, IO, 2.07%, 10/25/2047 (m)	95,472	15,035

Series K737, Class X3, IO, 1.77%, 1/25/2048 (m)	43,661	4,640

Series K104, Class X1, IO, 1.13%, 2/25/2052 (m)	77,180	7,403

FNMA ACES

Series 2014-M3, Class X2, IO, 0.09%, 1/25/2024 (m)	6	–	(l)

Series 2014-M13, Class X2, IO, 0.08%, 8/25/2024 (m)	78,229	967

Series 2019-M28, Class XAV3, IO, 1.07%, 2/25/2027 (m)	41,876	2,438

Series 2017-M8, Class X, IO, 0.12%, 5/25/2027 (m)	180,694	2,546

Series 2019-M30, Class X4, IO, 0.96%, 8/25/2028 (m)	49,990	2,786

Series 2019-M31, Class X, IO, 0.99%, 9/25/2028 (m)	94,883	7,001

Series 2019-M30, Class X1, IO, 0.34%, 11/25/2028 (m)	84,957	1,939

Series 2019-M30, Class X2, IO, 0.20%, 12/25/2029 (m)	127,971	2,132

Series 2019-M21, Class X2, IO, 1.35%, 2/25/2031 (m)	16,970	1,932

Series 2019-M30, Class X5, IO, 0.37%, 5/25/2033 (m)	199,767	5,647

Series 2019-M31, Class X1, IO, 1.20%, 4/25/2034 (m)	40,858	4,663

Series 2018-M15, Class X, IO, 0.70%, 1/25/2036 (m)	9,556	561

FREMF Mortgage Trust

Series 2017-KF29, Class B, 5.21%, 2/25/2024 (a) (m)	195	199

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	215

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2017-KF31, Class B, 4.56%, 4/25/2024 (a) (m)	902	912

Series 2017-KF32, Class B, 4.21%, 5/25/2024 (a) (m)	353	357

Series 2017-KF36, Class B, 4.31%, 8/25/2024 (a) (m)	1,768	1,789

Series 2017-KF34, Class B, 4.36%, 8/25/2024 (a) (m)	4,002	4,041

Series 2017-KF35, Class B, 4.41%, 8/25/2024 (a) (m)	251	251

Series 2017-KF38, Class B, 4.16%, 9/25/2024 (a) (m)	412	413

Series 2017-KF41, Class B, 4.16%, 11/25/2024 (a) (m)	204	205

Series 2018-KF49, Class B, 3.56%, 6/25/2025 (a) (m)	804	797

Series 2018-KC02, Class B, 4.09%, 7/25/2025 (a) (m)	2,520	2,626

Series 2019-KF58, Class B, 3.81%, 1/25/2026 (a) (m)	928	934

Series 2019-KC06, Class B, 3.82%, 9/25/2026 (a) (m)	7,609	7,763

Series 2016-KF24, Class B, 6.66%, 10/25/2026 (a) (m)	112	118

Series 2017-KF33, Class B, 4.21%, 6/25/2027 (a) (m)	158	160

Series 2017-KF40, Class B, 4.36%, 11/25/2027 (a) (m)	248	251

Series 2018-KF50, Class B, 3.56%, 7/25/2028 (a) (m)	359	358

Series 2018-KF56, Class B, 4.11%, 11/25/2028 (a) (m)	1,026	1,026

Series 2019-KF59, Class B, 4.01%, 2/25/2029 (a) (m)	1,000	1,007

Series 2019-KF61, Class B, 3.86%, 4/25/2029 (a) (m)	1,977	1,977

Series 2019-KF63, Class B, 4.01%, 5/25/2029 (a) (m)	3,000	3,000

Series 2019-KF65, Class B, 4.06%, 7/25/2029 (a) (m)	1,900	1,905

Series 2019-KF70, Class B, 3.96%, 9/25/2029 (a) (m)	3,000	3,007

Series 2019-KF71, Class B, 3.96%, 10/25/2029 (a) (m)	5,534	5,548

Series 2019-KF73, Class B, 4.11%, 11/25/2029 (a) (m)	7,268	7,268

Series 2019-KW10, Class B, 3.62%, 10/25/2032 (a) (m)	5,000	4,860

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2016-K53, Class B, 4.02%, 3/25/2049 (a) (m)	69	75

Series 2017-K67, Class B, 3.94%, 9/25/2049 (a) (m)	145	159

Series 2017-K67, Class C, 3.94%, 9/25/2049 (a) (m)	2,010	2,157

Series 2017-K728, Class B, 3.65%, 11/25/2050 (a) (m)	250	263

Series 2017-K728, Class C, 3.65%, 11/25/2050 (a) (m)	105	109

Series 2019-K734, Class C, 4.05%, 2/25/2051 (a) (m)	4,150	4,411

Series 2019-K103, Class B, 3.57%, 12/25/2051 (a) (m)	2,303	2,432

Series 2019-K103, Class C, 3.57%, 12/25/2051 (a) (m)	1,250	1,289

Series 2019-K102, Class B, 3.65%, 12/25/2051 (a) (m)	7,932	8,369

Series 2019-K102, Class C, 3.65%, 12/25/2051 (a) (m)	9,994	10,365

Series 2020-K104, Class C, 3.54%, 2/25/2052 (a) (m)	13,102	13,570

Series 2019-K94, Class C, 3.97%, 7/25/2052 (a) (m)	4,000	4,273

Series 2019-K100, Class B, 3.49%, 11/25/2052 (a) (m)	5,188	5,469

Series 2020-K737, Class B, 3.30%, 1/25/2053 (a) (m)	3,750	3,920

Series 2020-K737, Class C, 3.30%, 1/25/2053 (a) (m)	8,500	8,701

FRR Re-REMIC Trust

Series 2018-C1, Class BK43, 2.90%, 2/27/2048 ‡ (a) (m)	6,013	5,391

Series 2018-C1, Class A725, 2.76%, 2/27/2050 (a)	1,000	944

Series 2018-C1, Class B725, 3.11%, 2/27/2050 ‡ (a) (m)	2,225	2,048

GNMA

Series 2013-72, IO, 0.50%, 11/16/2047 (m)	148,544	4,171

Series 2012-44, IO, 0.40%, 3/16/2049 (m)	8,809	62

Series 2015-48, IO, 0.66%, 2/16/2050 (m)	3,716	152

Series 2013-80, IO, 0.90%, 3/16/2052 (m)	34,480	1,339

Series 2015-86, IO, 0.75%, 5/16/2052 (m)	34,290	1,566

Series 2013-7, IO, 0.35%, 5/16/2053 (m)	90,900	2,038

Series 2012-89, IO, 0.67%, 12/16/2053 (m)	18,947	335

Series 2012-115, IO, 0.42%, 4/16/2054 (m)	50,538	1,311

Series 2014-124, Class IE, IO, 0.75%, 5/16/2054 (m)	22,781	803

SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2013-48, IO, 0.62%, 7/16/2054 (m)	10,362	371

Series 2014-186, IO, 0.73%, 8/16/2054 (m)	7,959	333

Series 2014-130, Class IB, IO, 0.85%, 8/16/2054 (m)	2,157	81

Series 2015-93, IO, 0.77%, 11/16/2054 (m)	39,362	1,558

Series 2013-179, IO, 0.60%, 1/16/2055 (m)	62,800	1,211

Series 2013-178, IO, 0.64%, 6/16/2055 (m)	51,309	1,449

Series 2016-102, IO, 0.76%, 10/16/2055 (m)	22,798	1,067

Series 2015-33, IO, 0.74%, 2/16/2056 (m)	46,410	2,178

Series 2015-59, IO, 1.00%, 6/16/2056 (m)	12,649	690

Series 2016-97, IO, 1.04%, 7/16/2056 (m)	50,113	3,654

Series 2014-110, IO, 0.69%, 1/16/2057 (m)	30,045	1,289

Series 2016-177, IO, 0.77%, 1/16/2057 (m)	81,903	4,866

Series 2015-172, IO, 0.84%, 3/16/2057 (m)	21,853	1,099

Series 2016-13, IO, 0.87%, 4/16/2057 (m)	24,043	1,385

Series 2015-115, IO, 0.57%, 7/16/2057 (m)	4,377	185

Series 2016-40, IO, 0.72%, 7/16/2057 (m)	50,031	2,397

Series 2017-151, IO, 0.71%, 9/16/2057 (m)	19,329	1,171

Series 2017-146, IO, 0.77%, 9/16/2057 (m)	52,432	3,310

Series 2017-173, IO, 1.36%, 9/16/2057 (m)	19,782	1,765

Series 2016-105, IO, 1.04%, 10/16/2057 (m)	21,959	1,458

Series 2016-157, IO, 0.95%, 11/16/2057 (m)	39,270	2,847

Series 2016-71, Class QI, IO, 0.97%, 11/16/2057 (m)	85,462	5,815

Series 2016-96, IO, 0.98%, 12/16/2057 (m)	3,996	290

Series 2016-155, IO, 0.88%, 2/16/2058 (m)	88,028	6,415

Series 2016-130, IO, 1.01%, 3/16/2058 (m)	50,020	3,572

Series 2016-92, IO, 0.98%, 4/16/2058 (m)	1,786	121

Series 2016-119, IO, 1.12%, 4/16/2058 (m)	134,453	9,498

Series 2016-151, IO, 1.07%, 6/16/2058 (m)	108,457	8,212

Series 2016-87, IO, 0.99%, 8/16/2058 (m)	48,554	3,249

Series 2016-175, IO, 0.90%, 9/16/2058 (m)	37,438	2,467

Series 2017-3, IO, 0.91%, 9/16/2058 (m)	113,086	7,752

Series 2017-54, IO, 0.65%, 12/16/2058 (m)	25,113	1,429

Series 2017-81, IO, 0.81%, 12/16/2058 (m)	25,932	1,684

Series 2017-23, IO, 0.72%, 5/16/2059 (m)	1,902	106

Series 2017-86, IO, 0.77%, 5/16/2059 (m)	10,204	626

Series 2017-51, IO, 0.78%, 5/16/2059 (m)	15,612	991

Series 2017-148, IO, 0.66%, 7/16/2059 (m)	32,542	1,784

Series 2017-69, IO, 0.80%, 7/16/2059 (m)	17,355	1,121

Series 2017-171, IO, 0.70%, 9/16/2059 (m)	6,087	380

Series 2018-57, IO, 0.39%, 10/16/2059 (m)	137,562	6,747

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-157, IO, 0.57%, 12/16/2059 (m)	10,045	571

Series 2019-135, IO, 0.93%, 2/16/2060 (m)	57,826	4,757

Series 2018-106, IO, 0.49%, 4/16/2060 (m)	28,672	1,632

Series 2018-119, IO, 0.65%, 5/16/2060 (m)	48,872	3,276

Series 2019-53, Class IA, IO, 0.85%, 6/16/2061 (m)	15,849	1,267

Series 2019-155, IO, 0.68%, 7/16/2061 (m)	188,195	14,034

Series 2020-14, IO, 0.76%, 2/16/2062 (m)	161,701	12,843

Series 2020-2, IO, 0.81%, 3/16/2062 (m)	87,641	7,008

Series 2020-23, IO, 0.79%, 4/16/2062 (m)	147,690	11,921

GS Mortgage Securities Trust

Series 2012-GCJ9, Class D, 4.74%, 11/10/2045 ‡ (a) (m)	400	415

Series 2013-GC12, Class E, 3.25%, 6/10/2046 ‡ (a)	3,550	3,039

Series 2013-GC12, Class D, 4.45%, 6/10/2046 ‡ (a) (m)	2,240	2,272

Series 2013-GC14, Class D, 4.75%, 8/10/2046 ‡ (a) (m)	1,100	1,154

Series 2015-GC34, Class D, 2.98%, 10/10/2048 ‡	1,810	1,682

Series 2017-GS5, Class D, 3.51%, 3/10/2050 ‡ (a) (m)	2,000	1,961

Series 2020-GC45, Class XA, IO, 0.68%, 2/13/2053 (m)	74,918	4,167

Series 2020-GC45, Class E, 2.85%, 2/13/2053 ‡ (a)	7,000	5,944

Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046 (a) (m)	12,105	12,367

Jackson Park Trust Series 2019-LIC, Class A, 2.77%, 10/14/2039 (a)	2,000	2,129

JP Morgan Chase Commercial Mortgage Securities Trust

Series 2013-C16, Class D, 5.03%, 12/15/2046 ‡ (a) (m)	250	268

Series 2015-JP1, Class E, 4.24%, 1/15/2049 ‡ (a) (m)	3,250	3,269

JPMBB Commercial Mortgage Securities Trust Series 2015-C33, Class D2, 4.12%, 12/15/2048 ‡ (a) (m)	1,000	1,025

JPMCC Re-REMIC Trust Series 2015-FRR2, Class BK39, PO, 8/27/2047 (a)	1,500	1,258

LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 6.05%, 7/15/2044 (m)	19	19

LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (m)	154	93

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	217

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

MF1 Multi-Family Housing Mortgage Loan Trust Series 2019-Q009, Class B, 4.43%, 4/25/2024 ‡ (a) (m)	4,618	4,620

MMFL Re-REMIC Trust Series 2019-1, Class A, 3.03%, 1/28/2024 (a) (m)	6,327	6,312

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2014-C15, Class D, 4.91%, 4/15/2047 ‡ (a) (m)	1,000	1,084

Series 2014-C17, Class D, 4.74%, 8/15/2047 (a) (m)	6,750	7,025

Series 2014-C18, Class D, 3.39%, 10/15/2047 ‡ (a)	4,157	4,108

Series 2015-C27, Class E, 3.24%, 12/15/2047 (a) (m)	2,500	2,247

Series 2015-C27, Class F, 3.24%, 12/15/2047 (a) (m)	6,334	5,346

Series 2014-C19, Class E, 3.25%, 12/15/2047 (a)	3,000	2,782

Series 2015-C21, Class XA, IO, 0.90%, 3/15/2048 (m)	22,472	829

Morgan Stanley Capital I Trust

Series 2018-MP, Class D, 4.28%, 7/11/2040 ‡ (a) (m)	1,000	1,105

Series 2019-H7, Class D, 3.00%, 7/15/2052 ‡ (a)	1,746	1,650

MRCD Mortgage Trust

Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (a)	10,000	9,824

Series 2019-PARK, Class F, 2.72%, 12/15/2036 ‡ (a)	15,000	14,388

Multi-Family Connecticut Avenue Securities Trust

Series 2019-01, Class M7, 3.33%, 10/15/2049 ‡ (a) (m)	6,978	6,970

Series 2019-01, Class M10, 4.88%, 10/15/2049 (a) (m)	5,000	5,208

PFP Ltd. (Cayman Islands) Series 2019-5, Class D, 4.30%, 4/14/2036 ‡ (a) (m)	3,500	3,498

SBALR Commercial Mortgage Trust

Series 2020-RR1, Class XA, IO, 1.29%, 2/13/2053 (m)	95,491	9,421

Series 2020-RR1, Class A2, 2.53%, 2/13/2053	4,000	4,049

Series 2020-RR1, Class B, 3.48%, 2/13/2053	11,440	12,068

Series 2020-RR1, Class C, 3.98%, 2/13/2053 (m)	4,750	4,903

Series 2020-RR1, Class D, 4.06%, 2/13/2053 (m)	4,750	4,062

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Velocity Commercial Capital Loan Trust

Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (m)	4,374	4,508

Series 2018-2, Class M2, 4.51%, 10/26/2048 ‡ (a) (m)	236	243

Series 2018-2, Class M3, 4.72%, 10/26/2048 ‡ (a) (m)	427	440

Series 2019-1, Class A, 3.76%, 3/25/2049 (a) (m)	4,437	4,584

Series 2019-1, Class M1, 3.94%, 3/25/2049 ‡ (a) (m)	1,870	1,941

Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (m)	4,952	5,042

Wells Fargo Commercial Mortgage Trust

Series 2015-NXS1, Class E, 2.88%, 5/15/2048 (a) (m)	3,230	2,948

Series 2017-C38, Class D, 3.00%, 7/15/2050 (a)	1,000	942

Series 2019-C52, Class XA, IO, 1.62%, 8/15/2052 (m)	16,780	2,022

Series 2020-C55, Class D, 2.50%, 2/15/2053 (a)	4,500	3,917

Series 2020-C55, Class E, 2.50%, 2/15/2053 (a)	6,850	5,666

Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class BK20, PO, 5/27/2045 (a)	3,000	2,781

WFRBS Commercial Mortgage Trust Series 2014-C22, Class D, 3.90%, 9/15/2057 (a) (m)	6,540	5,755

Total Commercial Mortgage-Backed Securities (Cost $1,002,245)		1,027,149

Foreign Government Securities — 6.1%

Arab Republic of Egypt (Egypt)

5.58%, 2/21/2023 (h)	2,700	2,788

5.88%, 6/11/2025 (h)	2,800	2,936

7.60%, 3/1/2029 (h)	2,700	2,895

7.05%, 1/15/2032 (h)	11,300	11,498

7.05%, 1/15/2032 (a)	4,700	4,782

Democratic Socialist Republic of Sri Lanka (Sri Lanka)

6.25%, 10/4/2020 (h)	1,500	1,513

5.75%, 4/18/2023 (h)	600	595

6.20%, 5/11/2027 (h)	7,850	7,152

7.85%, 3/14/2029 (a)	750	725

7.55%, 3/28/2030 (a)	2,490	2,338

SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued

Dominican Republic Government Bond (Dominican Republic)

6.00%, 7/19/2028 (h)	12,700	13,994

7.45%, 4/30/2044 (h)	1,800	2,129

5.88%, 1/30/2060 (a) (b)	13,650	13,493

Export Credit Bank of Turkey (Turkey) 8.25%, 1/24/2024 (h)	900	949

Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024 (h)	9,500	10,058

Federal Republic of Nigeria (Nigeria)

6.75%, 1/28/2021 (h)	2,200	2,261

7.63%, 11/21/2025 (h)	6,800	7,446

7.14%, 2/23/2030 (h)	5,100	5,065

Gabonese Republic (Gabon)

6.38%, 12/12/2024 (h)	346	362

6.95%, 6/16/2025 (h)	6,200	6,533

6.63%, 2/6/2031 (a)	13,700	13,700

Hashemite Kingdom of Jordan (Jordan)

5.75%, 1/31/2027 (h)	4,500	4,759

7.38%, 10/10/2047 (h)	4,700	5,051

Islamic Republic of Pakistan (Pakistan)

8.25%, 4/15/2024 (h)	2,500	2,803

6.88%, 12/5/2027 (h)	2,000	2,102

Jamaica Government Bond (Jamaica) 8.00%, 3/15/2039	4,700	6,426

Kingdom of Bahrain (Bahrain) 7.00%, 10/12/2028 (h)	1,900	2,197

Republic of Angola (Angola)

9.50%, 11/12/2025 (h)	6,600	7,357

8.25%, 5/9/2028 (h)	4,900	5,030

8.25%, 5/9/2028 (a)	1,000	1,027

8.00%, 11/26/2029 (a)	5,720	5,734

8.00%, 11/26/2029 (h)	500	501

9.13%, 11/26/2049 (h)	5,100	5,062

Republic of Armenia (Armenia) 3.95%, 9/26/2029 (a)	5,000	4,975

Republic of Belarus (Belarus)

6.88%, 2/28/2023 (h)	1,600	1,716

6.88%, 2/28/2023 (a)	400	429

Republic of Colombia (Colombia) 5.20%, 5/15/2049	3,090	3,901

Republic of Costa Rica (Costa Rica)

4.25%, 1/26/2023 (h)	1,400	1,397

4.38%, 4/30/2025 (h)	1,100	1,092

6.13%, 2/19/2031 (a)	4,280	4,439

5.63%, 4/30/2043 (h)	1,200	1,077

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Republic of Cote d’Ivoire (Ivory Coast)

6.38%, 3/3/2028 (h)	15,150	16,362

5.75%, 12/31/2032 (h) (i)	4,275	4,131

Republic of El Salvador (El Salvador)

7.75%, 1/24/2023 (h)	5,620	6,131

8.63%, 2/28/2029 (h)	7,800	9,335

7.63%, 2/1/2041 (h)	4,400	4,909

7.12%, 1/20/2050 (h)	3,700	3,863

Republic of Ghana (Ghana)

6.38%, 2/11/2027 (a)	7,700	7,604

7.88%, 3/26/2027 (h)	5,500	5,796

7.88%, 2/11/2035 (a)	8,200	8,097

8.95%, 3/26/2051 (h)	500	506

8.75%, 3/11/2061 (a)	3,300	3,267

Republic of Guatemala (Guatemala)

4.50%, 5/3/2026 (h)	2,500	2,650

4.90%, 6/1/2030 (a)	2,100	2,272

Republic of Honduras (Honduras)

7.50%, 3/15/2024 (h)	2,300	2,552

6.25%, 1/19/2027 (h)	2,000	2,231

Republic of Kenya (Kenya)

6.88%, 6/24/2024 (h)	1,700	1,816

8.00%, 5/22/2032 (a)	1,780	1,923

8.00%, 5/22/2032 (h)	1,400	1,513

Republic of Namibia (Namibia) 5.25%, 10/29/2025 (h)	4,900	5,036

Republic of Paraguay (Paraguay)

6.10%, 8/11/2044 (b) (h)	9,775	12,524

5.40%, 3/30/2050 (a)	2,970	3,566

Republic of Senegal (Senegal)

6.25%, 5/23/2033 (h)	5,100	5,350

6.75%, 3/13/2048 (h)	4,500	4,509

Republic of South Africa (South Africa)

5.00%, 10/12/2046	3,500	3,199

5.75%, 9/30/2049	6,020	5,734

Republic of Turkey (Turkey)

3.25%, 3/23/2023	4,800	4,571

5.13%, 2/17/2028	6,100	5,726

5.25%, 3/13/2030	11,550	10,482

4.88%, 4/16/2043	4,300	3,476

Republic of Uzbekistan (Uzbekistan) 5.38%, 2/20/2029 (a) (b)	3,800	4,185

State of Mongolia (Mongolia) 8.75%, 3/9/2024 (h)	4,300	4,774

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	219

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued

Sultanate of Oman Government Bond (Oman)

3.63%, 6/15/2021 (h)	1,000	999

4.88%, 2/1/2025 (h)	4,100	4,141

5.38%, 3/8/2027 (h)	1,400	1,397

6.00%, 8/1/2029 (h)	10,700	10,794

Ukraine Government Bond (Ukraine)

7.75%, 9/1/2020 (h)	1,700	1,727

7.75%, 9/1/2021 (h)	3,300	3,473

7.75%, 9/1/2022 (h)	1,500	1,613

8.99%, 2/1/2024 (h)	3,400	3,808

9.75%, 11/1/2028 (h)	3,700	4,457

Total Foreign Government Securities (Cost $371,877)		370,786

Mortgage-Backed Securities — 2.7%

FHLMC Gold Pools, 30 Year

Pool # Q60739, 5.50%, 12/1/2048	521	570

Pool # Q62821, 5.50%, 4/1/2049	505	552

FHLMC UMBS, 30 Year

Pool # ZA6902, 4.50%, 4/1/2049	778	840

Pool # QA1058, 5.50%, 7/1/2049	741	811

FNMA UMBS, 30 Year

Pool # BK3398, 5.00%, 3/1/2048	735	812

Pool # BK3431, 5.00%, 4/1/2048	907	1,002

Pool # BK4102, 5.00%, 4/1/2048	3,108	3,416

Pool # BK5054, 5.00%, 4/1/2048	1,593	1,760

Pool # BK8067, 4.50%, 7/1/2048	2,505	2,754

Pool # BK9305, 4.50%, 8/1/2048	1,883	2,071

Pool # BK9350, 4.50%, 8/1/2048	1,088	1,196

Pool # BN0135, 4.50%, 8/1/2048	2,210	2,430

Pool # BN0138, 5.50%, 8/1/2048	418	465

Pool # BK9902, 4.50%, 9/1/2048	914	998

Pool # BN0215, 5.50%, 9/1/2048	298	333

Pool # BN0228, 5.50%, 9/1/2048	4,254	4,772

Pool # BN1316, 5.50%, 9/1/2048	757	857

Pool # BN1839, 5.50%, 9/1/2048	1,049	1,187

Pool # BN1840, 5.50%, 9/1/2048	852	963

Pool # BN3566, 5.50%, 12/1/2048	916	1,029

Pool # BN3567, 5.50%, 12/1/2048	550	613

Pool # BN3757, 5.50%, 12/1/2048	564	617

Pool # BN4954, 5.50%, 12/1/2048	779	852

Pool # BN7976, 5.50%, 2/1/2049	722	790

Pool # BN7556, 5.50%, 3/1/2049	1,002	1,133

Pool # BN8449, 5.50%, 3/1/2049	3,946	4,426

Pool # BN9789, 5.50%, 4/1/2049	1,583	1,769

Pool # BO0224, 5.50%, 5/1/2049	888	989

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BO3713, 5.50%, 8/1/2049	1,358	1,523

Pool # BO3714, 5.50%, 8/1/2049	847	950

Pool # BO3925, 4.50%, 9/1/2049	939	1,026

Pool # MA3945, 4.50%, 2/1/2050	24,095	25,812

GNMA I 4.45%, 1/20/2050 (m)	10,865	2,147

GNMA II, 30 Year

Pool # BF2472, 5.50%, 4/20/2048	1,207	1,333

Pool # BG1872, 5.50%, 4/20/2048	644	711

Pool # BF2604, 5.50%, 5/20/2048	587	636

Pool # BF2605, 5.50%, 5/20/2048	1,461	1,599

Pool # BG1886, 5.50%, 5/20/2048	1,048	1,157

Pool # BG1888, 5.50%, 5/20/2048	1,009	1,104

Pool # BN2462, 4.50%, 6/20/2048	326	343

Pool # BG5094, 5.50%, 8/20/2048	662	731

Pool # BH7648, 5.50%, 8/20/2048	528	567

Pool # BH2761, 4.50%, 9/20/2048	2,769	3,024

Pool # BJ4027, 4.50%, 9/20/2048	724	790

Pool # BJ4052, 4.50%, 9/20/2048	786	857

Pool # BI2592, 5.50%, 9/20/2048	919	1,008

Pool # BH5219, 4.50%, 10/20/2048	648	706

Pool # BI9909, 4.50%, 10/20/2048	1,423	1,553

Pool # BJ0977, 4.50%, 10/20/2048	753	822

Pool # BJ4126, 4.50%, 10/20/2048	881	961

Pool # BJ4168, 4.50%, 10/20/2048	1,204	1,314

Pool # BJ4297, 4.50%, 10/20/2048	991	1,081

Pool # BJ4354, 4.50%, 10/20/2048	691	754

Pool # BJ4396, 4.50%, 10/20/2048	1,211	1,322

Pool # BK0831, 5.50%, 12/20/2048	669	720

Pool # BK4821, 5.50%, 12/20/2048	553	604

Pool # BK5396, 5.50%, 12/20/2048	846	927

Pool # BK7681, 5.50%, 12/20/2048	608	663

Pool # BJ9835, 4.50%, 1/20/2049	1,353	1,486

Pool # BJ9554, 5.50%, 1/20/2049	1,178	1,267

Pool # BL7446, 5.50%, 3/20/2049	823	910

Pool # BJ9839, 4.38%, 4/20/2049	780	851

Pool # BL4638, 5.50%, 4/20/2049	733	810

Pool # 784758, 5.50%, 5/20/2049	10,756	11,873

Pool # BL7950, 5.50%, 5/20/2049	757	826

Pool # BL9104, 5.50%, 5/20/2049	747	824

Pool # BL9105, 5.50%, 5/20/2049	676	731

Pool # BM9249, 5.50%, 5/20/2049	863	941

Pool # BN1982, 5.50%, 5/20/2049	733	811

Pool # BN1985, 5.50%, 5/20/2049	628	687

Pool # BN1986, 5.50%, 5/20/2049	706	774

Pool # BN1987, 5.50%, 5/20/2049	867	942

SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # BN1989, 5.50%, 5/20/2049	1,446	1,579

Pool # BN3607, 5.50%, 5/20/2049	1,193	1,315

Pool # BN3608, 5.50%, 5/20/2049	1,316	1,426

Pool # BL9253, 4.50%, 6/20/2049	1,216	1,315

Pool # BN2463, 4.50%, 6/20/2049	613	655

Pool # BM9832, 5.50%, 6/20/2049	792	875

Pool # BJ9846, 4.50%, 7/20/2049	1,714	1,889

Pool # BM5450, 4.50%, 7/20/2049	1,348	1,458

Pool # BM5456, 5.50%, 7/20/2049	2,356	2,607

Pool # BM5457, 5.50%, 7/20/2049	2,161	2,389

Pool # BN8877, 5.50%, 7/20/2049	1,049	1,159

Pool # BO2380, 5.50%, 7/20/2049	725	795

Pool # BO6139, 5.50%, 7/20/2049	1,676	1,838

Pool # BJ9850, 4.50%, 8/20/2049	1,070	1,179

Pool # BN9929, 5.50%, 8/20/2049	1,986	2,195

Pool # BO5553, 5.50%, 8/20/2049	867	949

Pool # BO5554, 5.50%, 8/20/2049	1,281	1,416

Pool # BO5555, 5.50%, 8/20/2049	1,709	1,889

Pool # BO8096, 5.50%, 8/20/2049	1,676	1,854

Pool # BO8097, 5.50%, 8/20/2049	1,766	1,954

Pool # BJ9854, 4.50%, 9/20/2049	1,178	1,299

Pool # 784847, 4.50%, 11/20/2049	9,934	10,888

Pool # BJ9863, 4.50%, 11/20/2049	1,594	1,757

Pool # BQ8922, 4.50%, 12/20/2049	748	854

Total Mortgage-Backed Securities (Cost $164,958)		166,019

	SHARES (000)
Preferred Stocks — 0.2%

Electric Utilities — 0.2%

SCE Trust II 5.10%, 3/15/2018 ($25 par value) (n)	54	1,301

SCE Trust VI 5.00%, 6/26/2022 ($25 par value) (n)	240	5,520

Southern Co. (The) Series 2020, 4.95%, 1/30/2080 ($25 par value)	193	4,765

		11,586

Insurance — 0.0% (c)

MetLife, Inc. Series F, 4.75%, 3/15/2025 ($25 par value) (n)	97	2,384

Internet & Direct Marketing Retail — 0.0% (c)

MYT Holding Co. 10.00%, 6/7/2029 (a)	16	15

Total Preferred Stocks (Cost $14,275)		13,985

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 0.1% (o)

Aerospace & Defense — 0.0% (c)

MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.36%, 10/4/2024 (f)	5	5

Automobiles — 0.0% (c)

Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 2 Month + 2.75%), 4.37%, 8/14/2024 (f)	99	96

Chemicals — 0.0% (c)

Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 3.69%, 6/1/2024 (f)	261	255

Construction & Engineering — 0.0% (c)

Thor, Inc. 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 4.25%), 4.25%, 2/11/2030 ‡ (f)	1,091	1,064

Containers & Packaging — 0.0% (c)

Viskase Cos., Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.19%, 1/30/2021 (f)	97	91

Diversified Consumer Services — 0.0% (c)

Ensemble RCM LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 5.51%, 8/3/2026 (f)	90	89

Diversified Telecommunication Services — 0.0% (c)

Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.85%, 10/2/2024 (f)	207	207

Intelsat Jackson Holdings, 1st Lien Term Loan (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 5.68%, 11/27/2023 (f)	50	49

		256

Electric Utilities — 0.0% (c)

Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.35%, 1/30/2024 (f)	44	38

Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.75%), 5.35%, 1/30/2024 (f)	2	2

		40

Food & Staples Retailing — 0.1%

Moran Foods LLC, 1st Lien Bridge Loan (ICE LIBOR USD 3 Month + 8.00%), 9.91%, 4/3/2020 (f)	1,690	1,690

Moran Foods LLC, Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 9.78%, 12/5/2023 (f)	300	49

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	221

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued

Food & Staples Retailing — continued

United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.85%, 10/22/2025 (f)	264	220

		1,959

Health Care Providers & Services — 0.0% (c)

MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.69%, 6/7/2023 (f)	1,285	1,222

Hotels, Restaurants & Leisure — 0.0% (c)

Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.94%, 12/1/2023 (f)	292	284

Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.12%, 10/4/2023 (f)	614	601

		885

IT Services — 0.0% (c)

Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 4.76%, 11/3/2023 (f)	146	139

Leisure Products — 0.0% (c)

FGI Operating Co. LLC, 1st Lien Term Loan

(ICE LIBOR USD 3 Month + 10.00%), 11.94%, 5/16/2022 ‡ (f)	58	58

FGI Operating Co. LLC, 1st Lien Term Loan B

(ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2049 ‡ (f) (k)	247	—

		58

Oil, Gas & Consumable Fuels — 0.0% (c)

California Resources Corp., Senior Secured First Out (ICE LIBOR USD 3 Month + 4.75%), 6.36%, 12/31/2022 (f)	220	187

Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%; ICE LIBOR USD 3 Month + 5.25%), 7.02%, 8/25/2023 (f)	682	512

		699

Pharmaceuticals — 0.0% (c)

Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 3 Month + 5.50%), 7.45%, 9/6/2024 (f)	681	637

Software — 0.0% (c)

Greeneden US Holdings II LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.85%, 12/1/2023 (f)	97	96

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — continued

Infor US, Inc., Tranche B-6 Term Loan (ICE LIBOR USD 3 Month + 2.75%), 4.69%, 2/1/2022 (f)	73	73

		169

Specialty Retail — 0.0% (c)

Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 8.42%, 12/18/2026 (f) (p)	12	12

Wireless Telecommunication Services — 0.0% (c)

Syniverse Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 6.87%, 3/9/2023 (f)	202	185

Total Loan Assignments (Cost $8,269)		7,861

Municipal Bonds — 0.1% (q)

California — 0.1%

Education — 0.0% (c)

Regents of the University of California Series R, Rev., 5.77%, 5/15/2043	140	207

University of California Series J, Rev., 4.13%, 5/15/2045	100	122

		329

General Obligation — 0.0% (c)

Los Angeles Community College District Series E, GO, 6.75%, 8/1/2049	100	181

Hospital — 0.1%

University of California, Medical Center Series F, Rev., 6.58%, 5/15/2049	255	408

Water & Sewer — 0.0% (c)

Orange County Water District Series 2017B, Rev., 4.06%, 8/15/2041	290	320

Total California		1,238

Colorado — 0.0% (c)

Hospital — 0.0% (c)

Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	175	192

Illinois — 0.0% (c)

Education — 0.0% (c)

Illinois Finance Authority Series A, Rev., 4.00%, 10/1/2049	25	27

Indiana — 0.0% (c)

Other Revenue — 0.0% (c)

Indianapolis Local Public Improvement Bond Bank, Marion County Health and Hospital Series B-2, Rev., 6.12%, 1/15/2040	240	352

SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Municipal Bonds — continued

New Jersey — 0.0% (c)

Transportation — 0.0% (c)

New Jersey Transportation Trust Fund Authority, Transportation System Series 2012A, Rev., 5.00%, 6/15/2042	25		27

Texas — 0.0% (c)

Transportation — 0.0% (c)

North Texas Tollway Authority System

Series B, Rev., 6.72%, 1/1/2049 (b)	131		235

Total Municipal Bonds (Cost $1,743)			2,071

Convertible Bonds — 0.0% (c)

Oil, Gas & Consumable Fuels — 0.0% (c)

Whiting Petroleum Corp. 1.25%, 4/1/2020 (Cost $149)	149		133

	SHARES (000)
Common Stocks — 0.0% (c)

Aerospace & Defense — 0.0% (c)

Remington Outdoor Co., Inc. * ‡	5		4

Capital Markets — 0.0% (c)

UCI Holdings LLC (New Zealand) * ‡	2		35

Media — 0.0% (c)

Clear Channel Outdoor Holdings, Inc.*	6		12

iHeartMedia, Inc., Class A * (b)	—	(l)	4

			16

Oil, Gas & Consumable Fuels — 0.0% (c)

Battalion Oil Corp.*	1		5

Specialty Retail — 0.0% (c)

Claire’s Stores, Inc. * ‡	—	(l)	5

Total Common Stocks (Cost $122)			65

	NO. OF WARRANTS (000)
Warrants — 0.0% (c)

Road & Rail — 0.0%

Jack Cooper Enterprises, Inc. expiring 10/29/2027, price 1.00 USD* ‡	—	(l)	—

Wireless Telecommunication Services — 0.0% (c)

iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD* ‡	2		29

Total Warrants (Cost $37)			29

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.8%

Investment Companies — 0.6%

JPMorgan Prime Money Market Fund Class Institutional Shares, 1.62% (r) (s) (Cost $34,093)	34,078	34,094

Investment of Cash Collateral From Securities Loaned — 2.2%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.73% (r) (s)	121,993	122,018

JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.51% (r) (s)	11,862	11,862

Total Investment of Cash Collateral from Securities Loaned (Cost $133,870)		133,880

Total Short-Term Investments (Cost $167,963)		167,974

Total Investments — 102.5% (Cost $6,171,277)		6,223,643
Liabilities in Excess of Other Assets — (2.5)%		(149,749)

NET ASSETS — 100.0%		6,073,894

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
CIFC	Commercial Industrial Finance Corp.
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of February 29, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	223

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 is approximately $127,176,000.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 29, 2020.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2020.

(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(i)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 29, 2020.
(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	Defaulted security.
(l)	Amount rounds to less than one thousand.
(m)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 29, 2020.
(n)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of February 29, 2020.
(o)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(p)	Fund is subject to legal or contractual restrictions on the resale of the security.
(q)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(r)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(s)	The rate shown is the current yield as of February 29, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

Futures contracts outstanding as of February 29, 2020 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	1,860	06/2020	USD	406,105	2,394
U.S. Treasury 5 Year Note	333	06/2020	USD	40,873	468
U.S. Treasury 10 Year Note	4,111	06/2020	USD	553,829	7,230
U.S. Treasury 10 Year Ultra Note	1,643	06/2020	USD	246,861	5,130
U.S. Treasury Long Bond	97	06/2020	USD	16,529	428
U.S. Treasury Ultra Bond	392	06/2020	USD	81,487	2,394

					18,044

Short Contracts
U.S. Treasury 2 Year Note	(3,742)	06/2020	USD	(817,013)	(4,802)
U.S. Treasury 5 Year Note	(1,362)	06/2020	USD	(167,175)	(1,909)
U.S. Treasury Ultra Bond	(73)	06/2020	USD	(15,175)	(452)

					(7,163)

					10,881

Abbreviations

USD	United States Dollar

Over- the-counter (“OTC”) Credit default swap contracts outstanding — sell protection (a) as of February 29, 2020 (amounts in thousands):
REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	3.73	USD 5,000	(58)	(220)	(278)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	3.73	USD 7,500	(42)	(375)	(417)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	3.73	USD 5,000	(179)	(99)	(278)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	3.73	USD 5,000	(256)	— (e)	(256)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	3.73	USD 5,500	(67)	(239)	(306)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	3.73	USD 12,500	(141)	(552)	(693)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	3.73	USD 8,017	(98)	(348)	(446)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	3.73	USD 12,500	(60)	(634)	(694)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	3.73	USD 5,000	(254)	(24)	(278)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	3.73	USD 2,500	(127)	(12)	(139)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	3.73	USD 12,500	(383)	(312)	(695)

							(1,665)	(2,815)	(4,480)

Centrally Cleared Credit default swap contracts outstanding — buy protection (f) as of February 29, 2020 (amounts in thousands):
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (b)	NOTIONAL AMOUNT (c)	UPFRONT PAYMENTS (RECEIPTS) ($) (d)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.EM.31-V1	1.00	Quarterly	6/20/2024	2.19	USD 37,500	1,057	660	1,717
CDX.NA.EM.31-V1	1.00	Quarterly	6/20/2024	2.19	USD 22,033	715	294	1,009

						1,772	954	2,726

CDX.NA.HY.33-V2	5.00	Quarterly	12/20/2024	3.78	USD 64,000	(4,397)	544	(3,853)
CDX.NA.HY.33-V2	5.00	Quarterly	12/20/2024	3.78	USD 47,500	(3,832)	972	(2,860)
CDX.NA.HY.33-V2	5.00	Quarterly	12/20/2024	3.78	USD 228,596	(17,019)	3,253	(13,766)

						(25,248)	4,769	(20,479)

						(23,476)	5,723	(17,753)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	225

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

(a)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

(e)	Amount rounds to less than one thousand.
(f)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(e)	Amount rounds to less than one thousand.

Abbreviations

CDX	Credit Default Swap Index
CMBX	Commercial Mortgage-Backed Securities Index
USD	United States Dollar

Summary of total swap contracts outstanding as of February 29, 2020 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	Value ($)
Liabilities

OTC Credit default swap contracts outstanding — sell protection	(1,665)	(4,480)

SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 31.5%

Aerospace & Defense — 1.0%

Boeing Co. (The) 7.95%, 8/15/2024	500	618

General Dynamics Corp. 2.25%, 11/15/2022	1,000	1,023

L3Harris Technologies, Inc.

3.85%, 12/15/2026 (a)	475	525

4.85%, 4/27/2035	500	620

Lockheed Martin Corp.

2.50%, 11/23/2020	850	854

3.35%, 9/15/2021	380	391

3.55%, 1/15/2026	700	776

Northrop Grumman Corp. 2.93%, 1/15/2025	1,800	1,906

Precision Castparts Corp.

2.50%, 1/15/2023	500	517

3.25%, 6/15/2025	800	858

Raytheon Co. 3.15%, 12/15/2024	476	513

Rockwell Collins, Inc. 3.20%, 3/15/2024	300	319

United Technologies Corp.

3.95%, 8/16/2025	3,450	3,863

4.13%, 11/16/2028	500	585

4.63%, 11/16/2048	550	739

		14,107

Airlines — 0.0% (b)

Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	208	224

Automobiles — 0.2%

BMW US Capital LLC (Germany) 1.85%, 9/15/2021 (a)	250	252

Daimler Finance North America LLC (Germany) 2.25%, 3/2/2020 (a)	153	153

General Motors Co.

5.00%, 10/1/2028	550	595

6.60%, 4/1/2036	600	722

Hyundai Capital America

3.00%, 6/20/2022 (a)	530	543

2.85%, 11/1/2022 (a)	266	272

Volkswagen Group of America Finance LLC (Germany) 2.50%, 9/24/2021 (a)	345	349

		2,886

Banks — 5.9%

ABN AMRO Bank NV (Netherlands) 2.65%, 1/19/2021 (a)	450	455

ANZ New Zealand Int’l Ltd. (New Zealand) 2.75%, 1/22/2021 (a)	700	709

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a)	1,000	1,134

Bank of America Corp.

3.30%, 1/11/2023	32	33

(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (c)	21	21

(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (c)	3,745	3,881

(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (c)	3,987	4,198

4.00%, 1/22/2025	1,154	1,257

(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (c)	1,500	1,538

(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (c)	1,500	1,604

4.45%, 3/3/2026	556	628

Bank of Montreal (Canada)

2.35%, 9/11/2022	100	102

2.50%, 6/28/2024	500	519

Bank of New Zealand (New Zealand) 3.50%, 2/20/2024 (a)	1,580	1,701

Bank of Nova Scotia (The) (Canada)

2.80%, 7/21/2021	630	643

2.20%, 2/3/2025	600	610

Barclays plc (United Kingdom)

3.65%, 3/16/2025	1,255	1,331

(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025 (c)	500	532

BNP Paribas SA (France)

3.38%, 1/9/2025 (a)	800	851

(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025 (a) (c)	500	550

Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	1,050	1,107

Capital One Bank USA NA

3.38%, 2/15/2023	660	691

(SOFR + 0.91%), 2.28%, 1/28/2026 (c)	1,400	1,424

Citigroup, Inc.

(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (c)	2,000	2,052

(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (c)	1,500	1,588

3.40%, 5/1/2026	650	703

(SOFR + 1.15%), 2.67%, 1/29/2031 (c)	2,400	2,461

(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	2,000	2,330

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	227

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Citizens Financial Group, Inc. 4.30%, 12/3/2025	500	558

Commonwealth Bank of Australia (Australia) 4.50%, 12/9/2025 (a)	1,339	1,505

Cooperatieve Rabobank UA (Netherlands)

3.88%, 2/8/2022	903	945

2.63%, 7/22/2024 (a)	400	417

Credit Agricole SA (France) 3.75%, 4/24/2023 (a)	775	822

Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 4.55%, 4/17/2026	500	564

Discover Bank

4.20%, 8/8/2023	447	481

2.45%, 9/12/2024	900	920

HSBC Holdings plc (United Kingdom)

4.25%, 3/14/2024	800	860

(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	1,800	1,916

(ICE LIBOR USD 3 Month + 1.14%), 2.63%, 11/7/2025 (c)	1,000	1,022

(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (c)	1,250	1,376

Huntington Bancshares, Inc. 2.55%, 2/4/2030	1,600	1,632

ING Groep NV (Netherlands) 3.95%, 3/29/2027	406	455

KeyBank NA 3.30%, 6/1/2025	800	866

Lloyds Bank plc (United Kingdom) 3.30%, 5/7/2021	500	512

Lloyds Banking Group plc (United Kingdom)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (c)	350	356

3.75%, 1/11/2027	869	942

Mitsubishi UFJ Financial Group, Inc. (Japan)

3.00%, 2/22/2022	221	227

3.76%, 7/26/2023	1,000	1,069

2.19%, 2/25/2025	1,000	1,011

3.85%, 3/1/2026	350	389

Mizuho Financial Group, Inc. (Japan)

2.95%, 2/28/2022	580	596

2.60%, 9/11/2022	300	308

Nordea Bank Abp (Finland) 4.25%, 9/21/2022 (a)	591	631

PNC Bank NA 2.45%, 11/5/2020	356	358

PNC Financial Services Group, Inc. (The)

4.38%, 8/11/2020	362	367

2.55%, 1/22/2030	800	825

Regions Financial Corp. 2.75%, 8/14/2022	402	413

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Royal Bank of Canada (Canada) 4.65%, 1/27/2026	1,097	1,269

Royal Bank of Scotland Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (c)	1,435	1,542

(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	620	708

Santander UK Group Holdings plc (United Kingdom) 3.13%, 1/8/2021	250	253

Societe Generale SA (France) 4.25%, 9/14/2023 (a)	1,200	1,291

Standard Chartered plc (United Kingdom)

5.20%, 1/26/2024 (a)	1,200	1,314

(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (c)	600	612

Sumitomo Mitsui Financial Group, Inc. (Japan)

2.70%, 7/16/2024	1,982	2,060

2.45%, 9/27/2024	800	819

Svenska Handelsbanken AB (Sweden) 3.90%, 11/20/2023	442	480

Toronto-Dominion Bank (The) (Canada) 3.15%, 9/17/2020	1,000	1,008

Truist Bank 2.75%, 5/1/2023	1,500	1,558

Truist Financial Corp. 2.63%, 6/29/2020	500	501

US Bancorp

Series V, 2.63%, 1/24/2022	732	749

3.60%, 9/11/2024	215	234

Wachovia Corp. 7.57%, 8/1/2026 (d)	700	901

Wells Fargo & Co.

3.00%, 2/19/2025	368	388

(ICE LIBOR USD 3 Month + 0.83%), 2.41%, 10/30/2025 (c)	3,200	3,278

3.00%, 4/22/2026	800	847

4.30%, 7/22/2027	2,000	2,251

Westpac Banking Corp. (Australia)

2.00%, 3/3/2020 (a)	506	506

2.50%, 6/28/2022	1,100	1,132

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (c)	500	507

		81,204

Beverages — 0.9%

Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.15%, 1/23/2025	4,250	4,729

4.75%, 1/23/2029	2,395	2,831

SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Beverages — continued

Coca-Cola Femsa SAB de CV (Mexico) 2.75%, 1/22/2030	250	263

Constellation Brands, Inc. 3.15%, 8/1/2029	400	421

Diageo Investment Corp. (United Kingdom) 2.88%, 5/11/2022	1,000	1,033

Keurig Dr Pepper, Inc.

4.42%, 5/25/2025	745	836

4.60%, 5/25/2028	400	461

Molson Coors Beverage Co. 2.25%, 3/15/2020	400	400

PepsiCo, Inc.

2.38%, 10/6/2026	200	210

2.63%, 7/29/2029	1,400	1,499

		12,683

Biotechnology — 0.3%

AbbVie, Inc.

2.90%, 11/6/2022	500	516

2.95%, 11/21/2026 (a)	578	606

4.25%, 11/14/2028	1,000	1,144

3.20%, 11/21/2029 (a)	475	501

Baxalta, Inc. 3.60%, 6/23/2022	35	36

Gilead Sciences, Inc.

2.55%, 9/1/2020	300	301

3.70%, 4/1/2024	1,456	1,567

3.50%, 2/1/2025	35	38

		4,709

Building Products — 0.0% (b)

CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (a)	222	242

Capital Markets — 2.7%

Ameriprise Financial, Inc. 4.00%, 10/15/2023	550	595

Bank of New York Mellon Corp. (The)

4.15%, 2/1/2021	440	450

(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (c)	1,000	1,024

3.40%, 1/29/2028	1,500	1,651

BlackRock, Inc. 3.20%, 3/15/2027	400	442

Blackstone Holdings Finance Co. LLC 4.75%, 2/15/2023 (a)	470	514

Brookfield Finance, Inc. (Canada) 4.25%, 6/2/2026	850	964

Charles Schwab Corp. (The) 3.20%, 3/2/2027	250	272

Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	2,320	2,493

Deutsche Bank AG (Germany)

4.25%, 10/14/2021	600	619

3.95%, 2/27/2023	500	519

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued

Goldman Sachs Group, Inc. (The)

2.35%, 11/15/2021	3,195	3,213

(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (c)	500	510

(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (c)	196	201

4.00%, 3/3/2024	2,250	2,446

(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (c)	403	426

4.25%, 10/21/2025	1,592	1,739

3.50%, 11/16/2026	1,200	1,290

3.85%, 1/26/2027	1,000	1,099

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	384	420

Invesco Finance plc 3.75%, 1/15/2026	436	485

Jefferies Group LLC 6.88%, 4/15/2021	400	422

Macquarie Bank Ltd. (Australia) 2.30%, 1/22/2025 (a)	1,000	1,024

Macquarie Group Ltd. (Australia)

6.25%, 1/14/2021 (a)	800	832

(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (c)	200	240

Morgan Stanley

5.75%, 1/25/2021	687	712

2.75%, 5/19/2022	400	411

(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (c)	5,600	5,947

3.70%, 10/23/2024	1,000	1,087

5.00%, 11/24/2025	622	718

4.35%, 9/8/2026	880	985

State Street Corp. 3.10%, 5/15/2023	1,724	1,808

TD Ameritrade Holding Corp. 2.95%, 4/1/2022	219	225

UBS AG (Switzerland) 2.45%, 12/1/2020 (a)	200	201

UBS Group AG (Switzerland)

(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (c)	700	717

(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (c)	449	476

		37,177

Chemicals — 0.4%

Dow Chemical Co. (The)

3.00%, 11/15/2022	594	620

3.50%, 10/1/2024	800	858

Ecolab, Inc. 3.25%, 1/14/2023	330	347

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	229

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Chemicals — continued

International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	93	107

Mosaic Co. (The) 3.25%, 11/15/2022	243	253

Nutrien Ltd. (Canada) 3.38%, 3/15/2025	168	178

Praxair, Inc. 2.20%, 8/15/2022	500	509

Rohm & Haas Co. 7.85%, 7/15/2029	315	428

Sherwin-Williams Co. (The)

3.30%, 2/1/2025	225	236

3.45%, 6/1/2027	670	733

Westlake Chemical Corp. 3.60%, 8/15/2026	1,150	1,230

		5,499

Commercial Services & Supplies — 0.1%

Republic Services, Inc. 3.55%, 6/1/2022	417	435

Waste Management, Inc. 3.45%, 6/15/2029	303	334

		769

Communications Equipment — 0.0% (b)

Cisco Systems, Inc.

2.45%, 6/15/2020	90	90

2.90%, 3/4/2021	181	183

2.95%, 2/28/2026	200	216

		489

Construction Materials — 0.1%

CRH America, Inc. (Ireland) 3.88%, 5/18/2025 (a)	250	276

Martin Marietta Materials, Inc.

3.45%, 6/1/2027	260	280

3.50%, 12/15/2027	300	329

		885

Consumer Finance — 0.9%

AerCap Ireland Capital DAC (Ireland)

3.30%, 1/23/2023	1,200	1,240

3.65%, 7/21/2027	594	612

American Express Co.

3.38%, 5/17/2021	1,000	1,019

2.50%, 7/30/2024	1,000	1,036

American Honda Finance Corp. 2.40%, 6/27/2024	800	826

Avolon Holdings Funding Ltd. (Ireland) 3.95%, 7/1/2024 (a)	260	270

Caterpillar Financial Services Corp.

2.75%, 8/20/2021	510	519

2.85%, 6/1/2022	900	928

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued

General Motors Financial Co., Inc.

3.70%, 5/9/2023	615	639

4.25%, 5/15/2023	770	813

2.90%, 2/26/2025	500	504

4.00%, 10/6/2026	280	290

4.35%, 1/17/2027	400	425

3.85%, 1/5/2028	500	507

John Deere Capital Corp.

3.15%, 10/15/2021	650	670

2.70%, 1/6/2023	298	310

3.45%, 3/13/2025	500	544

Toyota Motor Credit Corp. 2.63%, 1/10/2023	800	831

		11,983

Containers & Packaging — 0.1%

International Paper Co. 3.80%, 1/15/2026	950	1,042

Packaging Corp. of America 3.00%, 12/15/2029	300	316

WRKCo, Inc.

3.00%, 9/15/2024	350	367

4.90%, 3/15/2029	150	177

		1,902

Diversified Financial Services — 0.7%

AIG Global Funding

2.15%, 7/2/2020 (a)	550	551

2.30%, 7/1/2022 (a)	200	202

GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	900	1,028

Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (a)	490	510

Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan) 3.96%, 9/19/2023 (a)	820	875

National Rural Utilities Cooperative Finance Corp. 3.40%, 2/7/2028	1,250	1,403

ORIX Corp. (Japan) 2.90%, 7/18/2022	277	285

Shell International Finance BV (Netherlands)

3.40%, 8/12/2023	150	160

3.25%, 5/11/2025	2,500	2,694

2.88%, 5/10/2026	788	839

3.88%, 11/13/2028	500	566

Siemens Financieringsmaatschappij NV (Germany) 3.13%, 3/16/2024 (a)	400	426

		9,539

SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Diversified Telecommunication Services — 1.0%

AT&T, Inc.

3.55%, 6/1/2024	600	639

3.95%, 1/15/2025	1,183	1,289

3.40%, 5/15/2025	2,900	3,094

4.10%, 2/15/2028	200	224

4.30%, 2/15/2030	1,500	1,718

Telefonica Emisiones SA (Spain)

5.13%, 4/27/2020	409	411

5.46%, 2/16/2021	114	118

Verizon Communications, Inc.

5.15%, 9/15/2023	1,600	1,802

2.63%, 8/15/2026	1,000	1,051

4.33%, 9/21/2028	1,508	1,770

4.02%, 12/3/2029	533	620

4.40%, 11/1/2034	350	425

5.25%, 3/16/2037	320	425

		13,586

Electric Utilities — 1.6%

Arizona Public Service Co. 3.35%, 6/15/2024	372	397

Baltimore Gas & Electric Co. 2.80%, 8/15/2022	1,595	1,642

Cleveland Electric Illuminating Co. (The)

3.50%, 4/1/2028 (a)	476	524

4.55%, 11/15/2030 (a)	290	347

Comision Federal de Electricidad (Mexico) 4.88%, 5/26/2021 (a)	237	244

Connecticut Light & Power Co. (The) Series A, 3.20%, 3/15/2027	700	761

DTE Electric Co.

3.90%, 6/1/2021	200	205

2.65%, 6/15/2022	197	202

3.65%, 3/15/2024	500	541

Duke Energy Carolinas LLC

3.95%, 11/15/2028	1,500	1,732

6.45%, 10/15/2032	50	72

Duke Energy Corp. 3.55%, 9/15/2021	233	239

Duke Energy Indiana LLC 3.75%, 7/15/2020	160	161

Duke Energy Progress LLC 2.80%, 5/15/2022	461	472

Edison International 3.55%, 11/15/2024	600	637

Enel Finance International NV (Italy)

4.63%, 9/14/2025 (a)	425	478

3.63%, 5/25/2027 (a)	450	484

Entergy Arkansas LLC

3.05%, 6/1/2023	765	795

3.50%, 4/1/2026	260	286

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued

Entergy Mississippi LLC 2.85%, 6/1/2028	269	285

Evergy, Inc.

4.85%, 6/1/2021	813	840

2.90%, 9/15/2029	368	379

FirstEnergy Corp. Series B, 4.25%, 3/15/2023	700	749

Fortis, Inc. (Canada) 3.06%, 10/4/2026	341	362

Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	100	105

Interstate Power & Light Co. 4.10%, 9/26/2028	1,000	1,164

Kentucky Utilities Co. 3.30%, 10/1/2025	200	217

Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	94	102

Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (a)	938	1,011

Ohio Power Co. Series M, 5.38%, 10/1/2021	1,200	1,278

Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	300	391

Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	256	275

PPL Capital Funding, Inc. 4.20%, 6/15/2022	752	791

PPL Electric Utilities Corp. 2.50%, 9/1/2022	224	230

Progress Energy, Inc. 4.40%, 1/15/2021	260	264

Public Service Co. of Colorado 3.20%, 11/15/2020	74	74

Public Service Co. of New Hampshire 3.50%, 11/1/2023	283	305

Public Service Co. of Oklahoma 4.40%, 2/1/2021	220	225

Southern California Edison Co. 3.88%, 6/1/2021	958	976

Southern Co. (The) 3.25%, 7/1/2026	500	537

Virginia Electric & Power Co. Series C, 2.75%, 3/15/2023	1,600	1,653

		22,432

Electrical Equipment — 0.0% (b)

ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	350	361

Electronic Equipment, Instruments & Components — 0.1%

Arrow Electronics, Inc. 3.88%, 1/12/2028	926	977

Energy Equipment & Services — 0.1%

Halliburton Co.

8.75%, 2/15/2021	750	792

3.80%, 11/15/2025	350	384

Schlumberger Holdings Corp. 3.75%, 5/1/2024 (a)	460	492

Schlumberger Investment SA 3.30%, 9/14/2021 (a)	233	240

		1,908

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	231

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Entertainment — 0.1%

Walt Disney Co. (The)

3.70%, 10/15/2025	1,000	1,112

7.43%, 10/1/2026	600	800

		1,912

Equity Real Estate Investment Trusts (REITs) — 1.1%

Alexandria Real Estate Equities, Inc.

3.95%, 1/15/2027	285	316

3.38%, 8/15/2031	475	527

American Tower Corp.

3.50%, 1/31/2023	860	905

2.40%, 3/15/2025	400	411

American Tower Trust #1 3.07%, 3/15/2023 (a)	500	516

Boston Properties LP 3.80%, 2/1/2024	909	981

Brixmor Operating Partnership LP 3.85%, 2/1/2025	375	406

Crown Castle International Corp. 4.45%, 2/15/2026	1,200	1,349

Duke Realty LP 3.63%, 4/15/2023	672	712

Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	163	175

Healthcare Trust of America Holdings LP 3.10%, 2/15/2030	269	281

Healthpeak Properties, Inc. 3.88%, 8/15/2024	2,098	2,283

Liberty Property LP 4.40%, 2/15/2024	150	167

National Retail Properties, Inc. 3.60%, 12/15/2026	247	271

Realty Income Corp.

3.25%, 10/15/2022	600	627

3.88%, 7/15/2024	400	437

Regency Centers LP 2.95%, 9/15/2029	266	282

Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	400	427

Simon Property Group LP

2.00%, 9/13/2024	1,200	1,218

2.45%, 9/13/2029	520	531

SITE Centers Corp. 3.63%, 2/1/2025	100	106

UDR, Inc.

2.95%, 9/1/2026	106	113

3.20%, 1/15/2030	583	616

Ventas Realty LP

3.75%, 5/1/2024	470	506

3.50%, 2/1/2025	90	97

4.13%, 1/15/2026	158	175

Welltower, Inc. 4.50%, 1/15/2024	900	988

		15,423

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food & Staples Retailing — 0.4%

Alimentation Couche-Tard, Inc. (Canada) 2.95%, 1/25/2030 (a)	187	193

Costco Wholesale Corp. 2.75%, 5/18/2024	1,094	1,157

Kroger Co. (The)

4.50%, 1/15/2029 (e)	950	1,119

5.40%, 7/15/2040	92	115

Sysco Corp. 3.25%, 7/15/2027	200	218

Walmart, Inc.

3.30%, 4/22/2024	200	215

3.05%, 7/8/2026	700	759

3.70%, 6/26/2028	1,000	1,135

		4,911

Food Products — 0.3%

Campbell Soup Co. 3.95%, 3/15/2025	300	326

Cargill, Inc. 3.30%, 3/1/2022 (a)	900	930

General Mills, Inc. 4.00%, 4/17/2025	1,200	1,328

Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	89	100

Smithfield Foods, Inc. 5.20%, 4/1/2029 (a)	556	634

Tyson Foods, Inc.

2.25%, 8/23/2021	313	316

3.90%, 9/28/2023	500	539

Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	200	218

		4,391

Gas Utilities — 0.1%

Atmos Energy Corp. 2.63%, 9/15/2029	350	371

CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	843	856

		1,227

Health Care Equipment & Supplies — 0.5%

Abbott Laboratories

3.88%, 9/15/2025	1,284	1,427

3.75%, 11/30/2026	650	733

Becton Dickinson and Co.

3.36%, 6/6/2024	100	106

3.70%, 6/6/2027	1,500	1,657

Boston Scientific Corp. 3.75%, 3/1/2026	500	550

Medtronic, Inc. 3.50%, 3/15/2025	1,868	2,045

Zimmer Biomet Holdings, Inc.

3.70%, 3/19/2023	174	184

3.55%, 4/1/2025	530	569

		7,271

SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Health Care Providers & Services — 1.1%

Anthem, Inc.

3.30%, 1/15/2023	700	732

3.65%, 12/1/2027	1,000	1,093

Cigna Corp. 3.50%, 6/15/2024 (a)	400	426

CommonSpirit Health 3.35%, 10/1/2029	733	777

CVS Health Corp.

3.70%, 3/9/2023	1,000	1,057

4.10%, 3/25/2025	4,934	5,408

HCA, Inc. 4.13%, 6/15/2029	1,250	1,374

Laboratory Corp. of America Holdings 3.25%, 9/1/2024	1,000	1,063

Quest Diagnostics, Inc. 2.95%, 6/30/2030	93	96

UnitedHealth Group, Inc.

4.70%, 2/15/2021	255	260

3.38%, 11/15/2021	187	192

2.75%, 2/15/2023	365	378

2.88%, 3/15/2023	645	673

3.75%, 7/15/2025	1,200	1,330

		14,859

Hotels, Restaurants & Leisure — 0.2%

McDonald’s Corp.

3.38%, 5/26/2025	1,250	1,348

3.80%, 4/1/2028	440	490

Starbucks Corp. 2.70%, 6/15/2022	326	335

		2,173

Independent Power and Renewable Electricity Producers — 0.0% (b)

Exelon Generation Co. LLC

3.40%, 3/15/2022	90	93

4.25%, 6/15/2022	90	95

		188

Industrial Conglomerates — 0.4%

General Electric Co.

4.38%, 9/16/2020	125	126

5.30%, 2/11/2021	95	98

4.65%, 10/17/2021	1,919	2,003

5.88%, 1/14/2038	70	90

Honeywell International, Inc. 4.25%, 3/1/2021	1,200	1,234

Roper Technologies, Inc.

3.00%, 12/15/2020	208	210

3.80%, 12/15/2026	1,000	1,111

		4,872

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — 1.3%

AIA Group Ltd. (Hong Kong) 3.60%, 4/9/2029 (a)	595	660

Allstate Corp. (The) 3.15%, 6/15/2023	651	691

American International Group, Inc.

3.75%, 7/10/2025	818	892

3.90%, 4/1/2026	400	443

Assurant, Inc. 4.20%, 9/27/2023	145	156

Athene Global Funding 2.75%, 6/25/2024 (a)	550	571

Chubb INA Holdings, Inc. 2.70%, 3/13/2023	1,900	1,975

CNA Financial Corp.

3.95%, 5/15/2024	499	541

4.50%, 3/1/2026	364	414

Guardian Life Global Funding

2.50%, 5/8/2022 (a)	500	511

3.40%, 4/25/2023 (a)	230	245

Jackson National Life Global Funding 3.05%, 4/29/2026 (a)	1,135	1,225

Liberty Mutual Group, Inc.

4.25%, 6/15/2023 (a)	210	228

4.57%, 2/1/2029 (a)	1,640	1,930

Lincoln National Corp. 4.20%, 3/15/2022	864	912

Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	449	510

Marsh & McLennan Cos., Inc.

2.35%, 3/6/2020	824	824

3.88%, 3/15/2024	700	761

Metropolitan Life Global Funding I

3.88%, 4/11/2022 (a)	426	449

3.00%, 1/10/2023 (a)	1,600	1,675

New York Life Global Funding 2.35%, 7/14/2026 (a)	953	990

Principal Financial Group, Inc. 3.13%, 5/15/2023	471	496

Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	650	848

Reliance Standard Life Global Funding II 3.85%, 9/19/2023 (a)	373	403

		18,350

Internet & Direct Marketing Retail — 0.1%

Amazon.com, Inc.

3.15%, 8/22/2027	900	986

3.88%, 8/22/2037	350	421

		1,407

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	233

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

IT Services — 0.3%

DXC Technology Co. 4.25%, 4/15/2024	151	162

Fidelity National Information Services, Inc. 3.75%, 5/21/2029	208	234

International Business Machines Corp.

2.25%, 2/19/2021	1,150	1,159

3.50%, 5/15/2029	1,800	2,024

Western Union Co. (The) 3.60%, 3/15/2022	100	104

		3,683

Life Sciences Tools & Services — 0.1%

Thermo Fisher Scientific, Inc. 3.20%, 8/15/2027	1,250	1,350

Machinery — 0.2%

Illinois Tool Works, Inc. 3.50%, 3/1/2024	1,400	1,517

Parker-Hannifin Corp. 3.30%, 11/21/2024	228	244

Stanley Black & Decker, Inc. 3.40%, 3/1/2026	900	983

Xylem, Inc. 3.25%, 11/1/2026	111	121

		2,865

Media — 1.2%

Charter Communications Operating LLC 4.91%, 7/23/2025	2,460	2,756

Comcast Corp.

3.00%, 2/1/2024	1,168	1,233

3.70%, 4/15/2024	4,500	4,887

3.38%, 2/15/2025	1,226	1,324

3.95%, 10/15/2025	209	234

3.15%, 3/1/2026	221	238

3.90%, 3/1/2038	1,136	1,326

Cox Communications, Inc. 3.50%, 8/15/2027 (a)	615	662

Discovery Communications LLC

4.38%, 6/15/2021	422	437

3.95%, 3/20/2028	900	978

Fox Corp. 4.71%, 1/25/2029 (a)	910	1,067

Grupo Televisa SAB (Mexico) 4.63%, 1/30/2026	285	320

Time Warner Entertainment Co. LP 8.38%, 7/15/2033	500	727

ViacomCBS, Inc. 3.70%, 8/15/2024	1,019	1,094

		17,283

Metals & Mining — 0.2%

Anglo American Capital plc (South Africa) 4.50%, 3/15/2028 (a)	1,000	1,125

Glencore Funding LLC (Switzerland) 4.88%, 3/12/2029 (a)	500	562

Nucor Corp. 4.00%, 8/1/2023	305	328

Steel Dynamics, Inc. 3.45%, 4/15/2030	28	29

		2,044

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — 0.2%

CMS Energy Corp. 2.95%, 2/15/2027	170	177

Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	690	779

Consumers Energy Co. 2.85%, 5/15/2022	137	142

Dominion Energy, Inc. Series B, 2.75%, 9/15/2022	350	358

NiSource, Inc.

2.65%, 11/17/2022	184	188

3.85%, 2/15/2023	300	316

3.95%, 3/30/2048	100	111

Sempra Energy 4.05%, 12/1/2023	192	208

Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	939	961

		3,240

Oil, Gas & Consumable Fuels — 3.3%

Apache Corp. 4.25%, 1/15/2030 (e)	500	519

APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	922	1,024

BP Capital Markets America, Inc.

3.22%, 11/28/2023	750	789

3.22%, 4/14/2024	3,067	3,251

Cameron LNG LLC 2.90%, 7/15/2031 (a)	146	153

Canadian Natural Resources Ltd. (Canada) 3.85%, 6/1/2027	600	641

Cenovus Energy, Inc. (Canada) 3.80%, 9/15/2023	1,200	1,271

Chevron Corp.

3.19%, 6/24/2023	285	299

2.95%, 5/16/2026	1,200	1,287

CNOOC Nexen Finance 2014 ULC (China) 4.25%, 4/30/2024	833	913

Ecopetrol SA (Colombia)

4.13%, 1/16/2025	467	487

5.38%, 6/26/2026	773	867

Enbridge, Inc. (Canada) 2.50%, 1/15/2025	400	409

Energy Transfer Operating LP

3.60%, 2/1/2023	267	277

4.90%, 2/1/2024	570	621

4.05%, 3/15/2025	182	195

2.90%, 5/15/2025	2,700	2,754

Eni SpA (Italy) Series X-R, 4.00%, 9/12/2023 (a)	1,145	1,232

Enterprise Products Operating LLC

3.35%, 3/15/2023	225	235

3.90%, 2/15/2024	263	283

SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

3.75%, 2/15/2025	850	926

3.70%, 2/15/2026	651	708

3.95%, 2/15/2027	596	659

Equinor ASA (Norway) 2.65%, 1/15/2024	1,179	1,233

Exxon Mobil Corp. 2.71%, 3/6/2025	1,200	1,260

Kinder Morgan, Inc. 3.15%, 1/15/2023	1,500	1,556

Magellan Midstream Partners LP 4.25%, 2/1/2021	1,294	1,322

Marathon Petroleum Corp. 3.63%, 9/15/2024	964	1,030

MPLX LP

3.38%, 3/15/2023	200	209

4.13%, 3/1/2027	518	555

4.25%, 12/1/2027 (a)	118	129

Newfield Exploration Co. 5.38%, 1/1/2026	1,200	1,272

Noble Energy, Inc.

3.85%, 1/15/2028	350	362

3.25%, 10/15/2029	600	610

Occidental Petroleum Corp.

2.90%, 8/15/2024	1,000	1,014

3.50%, 8/15/2029	1,000	1,009

ONEOK Partners LP 3.38%, 10/1/2022	600	621

ONEOK, Inc. 3.40%, 9/1/2029	1,000	1,034

Petroleos Mexicanos (Mexico)

6.88%, 8/4/2026	731	795

5.35%, 2/12/2028	395	386

6.84%, 1/23/2030 (a)	276	288

Phillips 66 3.90%, 3/15/2028	700	764

Plains All American Pipeline LP

3.65%, 6/1/2022	705	725

3.85%, 10/15/2023	800	833

Suncor Energy, Inc. (Canada)

3.60%, 12/1/2024	1,350	1,459

5.95%, 12/1/2034	300	415

Sunoco Logistics Partners Operations LP 5.95%, 12/1/2025	506	589

TC PipeLines LP 3.90%, 5/25/2027	141	150

Texas Eastern Transmission LP 2.80%, 10/15/2022 (a)	1,153	1,178

Total Capital Canada Ltd. (France) 2.75%, 7/15/2023	821	855

Total Capital International SA (France)

2.70%, 1/25/2023	200	207

3.75%, 4/10/2024	600	653

TransCanada PipeLines Ltd. (Canada) 3.75%, 10/16/2023	2,345	2,500

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Williams Cos., Inc. (The) 3.90%, 1/15/2025	262	281

		45,094

Pharmaceuticals — 1.0%

Allergan Funding SCS 3.85%, 6/15/2024	1,250	1,355

Bristol-Myers Squibb Co.

3.95%, 10/15/2020 (a)	700	712

2.00%, 8/1/2022	1,210	1,236

3.25%, 8/15/2022 (a)	600	627

2.90%, 7/26/2024 (a)	1,000	1,054

3.40%, 7/26/2029 (a)	561	628

Eli Lilly & Co. 3.38%, 3/15/2029	600	674

Merck & Co., Inc. 3.40%, 3/7/2029	750	840

Mylan, Inc. 3.13%, 1/15/2023 (a)	600	622

Novartis Capital Corp. (Switzerland) 3.00%, 11/20/2025	1,153	1,244

Pfizer, Inc. 3.20%, 9/15/2023	3,200	3,404

Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	700	751

Zoetis, Inc. 3.00%, 9/12/2027	900	964

		14,111

Real Estate Management & Development — 0.0% (b)

Mitsui Fudosan Co. Ltd. (Japan) 3.65%, 7/20/2027 (a)	219	241

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	325	364

		605

Road & Rail — 0.9%

Burlington Northern Santa Fe LLC

3.60%, 9/1/2020	125	126

4.10%, 6/1/2021	2,000	2,055

Canadian Pacific Railway Co. (Canada) 4.50%, 1/15/2022	1,146	1,209

CSX Corp.

3.25%, 6/1/2027	1,068	1,148

4.25%, 3/15/2029	500	579

ERAC USA Finance LLC

4.50%, 8/16/2021 (a)	315	328

3.85%, 11/15/2024 (a)	650	707

JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	400	445

Norfolk Southern Corp.

2.90%, 2/15/2023	562	584

3.85%, 1/15/2024	750	814

2.90%, 6/15/2026	200	214

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	235

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Road & Rail — continued

Penske Truck Leasing Co. LP 4.20%, 4/1/2027 (a)	1,250	1,367

Union Pacific Corp.

3.75%, 3/15/2024	800	863

3.25%, 1/15/2025	850	911

2.40%, 2/5/2030	600	614

		11,964

Semiconductors & Semiconductor Equipment — 0.5%

Analog Devices, Inc.

2.95%, 1/12/2021	600	607

3.13%, 12/5/2023	122	129

Broadcom Corp. 3.63%, 1/15/2024	2,554	2,675

Intel Corp. 2.45%, 11/15/2029	1,400	1,456

QUALCOMM, Inc. 3.25%, 5/20/2027	913	985

Texas Instruments, Inc. 2.75%, 3/12/2021	790	799

		6,651

Software — 0.5%

Microsoft Corp.

3.13%, 11/3/2025	1,800	1,961

2.40%, 8/8/2026	1,200	1,262

Oracle Corp.

2.50%, 5/15/2022	540	552

2.95%, 11/15/2024	1,600	1,698

2.65%, 7/15/2026	1,800	1,901

6.50%, 4/15/2038	50	76

		7,450

Specialty Retail — 0.4%

Advance Auto Parts, Inc. 4.50%, 12/1/2023	250	275

Home Depot, Inc. (The)

3.75%, 2/15/2024	486	530

2.95%, 6/15/2029	1,500	1,621

Lowe’s Cos., Inc.

3.13%, 9/15/2024	1,004	1,069

3.65%, 4/5/2029	638	707

O’Reilly Automotive, Inc.

3.55%, 3/15/2026	300	327

3.60%, 9/1/2027	463	515

		5,044

Technology Hardware, Storage & Peripherals — 0.4%

Apple, Inc.

2.75%, 1/13/2025	1,700	1,799

3.20%, 5/13/2025	1,154	1,245

2.90%, 9/12/2027	2,474	2,660

		5,704

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tobacco — 0.1%

BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	1,000	1,050

Philip Morris International, Inc. 3.38%, 8/11/2025	850	924

		1,974

Trading Companies & Distributors — 0.2%

Air Lease Corp.

3.88%, 7/3/2023	400	422

3.63%, 4/1/2027	1,240	1,319

Aircastle Ltd. 4.40%, 9/25/2023	550	586

BOC Aviation Ltd. (Singapore)

2.38%, 9/15/2021 (a)	500	503

3.50%, 10/10/2024 (a)	400	427

		3,257

Water Utilities — 0.1%

American Water Capital Corp. 3.40%, 3/1/2025	664	722

Wireless Telecommunication Services — 0.2%

America Movil SAB de CV (Mexico) 3.13%, 7/16/2022	693	715

Rogers Communications, Inc. (Canada) 3.63%, 12/15/2025	608	667

Vodafone Group plc (United Kingdom) 3.75%, 1/16/2024	1,800	1,933

		3,315

Total Corporate Bonds (Cost $415,545)		436,902

U.S. Treasury Obligations — 26.3%

U.S. Treasury Inflation Indexed Bonds

0.63%, 4/15/2023	91,134	96,878

0.38%, 7/15/2025	91,591	103,519

2.00%, 1/15/2026	22,000	32,395

U.S. Treasury Inflation Indexed Notes

0.13%, 4/15/2021 (f)	42,932	46,595

0.13%, 4/15/2022	63,779	67,838

U.S. Treasury Inflation Linked Notes

0.13%, 1/15/2023	15,966	17,984

Total U.S. Treasury Obligations (Cost $362,440)		365,209

Commercial Mortgage-Backed Securities — 11.4%

20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035 (a) (g)	1,162	1,216

BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	1,400	1,505

SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KJ02, Class A2, 2.60%, 9/25/2020	9	9

Series KJ08, Class A2, 2.36%, 8/25/2022	292	297

Series KJ13, Class A2, 2.86%, 8/25/2022	1,188	1,222

Series KJ18, Class A2, 3.07%, 8/25/2022	1,525	1,573

Series KF12, Class A, 2.36%, 9/25/2022 (g)	160	160

Series KJ09, Class A2, 2.84%, 9/25/2022	450	464

Series KSMC, Class A2, 2.62%, 1/25/2023	6,000	6,204

Series K027, Class A2, 2.64%, 1/25/2023	800	827

Series KJ11, Class A2, 2.93%, 1/25/2023	1,243	1,297

Series K029, Class A2, 3.32%, 2/25/2023	2,045	2,151

Series K034, Class A2, 3.53%, 7/25/2023 (g)	5,000	5,349

Series K036, Class A2, 3.53%, 10/25/2023 (g)	3,000	3,220

Series K038, Class A2, 3.39%, 3/25/2024	4,768	5,128

Series K727, Class AM, 3.04%, 7/25/2024	1,400	1,489

Series K039, Class A2, 3.30%, 7/25/2024	2,550	2,746

Series J22F, Class A2, 4.09%, 9/25/2024	356	390

Series K729, Class A2, 3.14%, 10/25/2024	1,219	1,305

Series K041, Class A2, 3.17%, 10/25/2024	7,000	7,539

Series K046, Class A2, 3.21%, 3/25/2025	2,503	2,715

Series KL3L, Class ALNZ, 3.46%, 4/25/2025 (g)	2,000	2,180

Series KPLB, Class A, 2.77%, 5/25/2025	1,750	1,862

Series K048, Class A2, 3.28%, 6/25/2025 (g)	3,480	3,794

Series K049, Class A2, 3.01%, 7/25/2025	2,469	2,662

Series KLU2, Class A7, 2.23%, 9/25/2025 (g)	550	565

Series K056, Class A2, 2.53%, 5/25/2026	4,000	4,228

Series K058, Class A1, 2.34%, 7/25/2026	1,747	1,809

Series K737, Class AM, 2.10%, 10/25/2026	3,110	3,203

Series K060, Class A2, 3.30%, 10/25/2026	2,000	2,213

Series K066, Class A2, 3.12%, 6/25/2027	1,362	1,495

Series K067, Class A2, 3.19%, 7/25/2027	1,686	1,860

Series K069, Class A2, 3.19%, 9/25/2027 (g)	3,500	3,862

Series K070, Class A2, 3.30%, 11/25/2027 (g)	910	1,012

Series K072, Class A2, 3.44%, 12/25/2027	473	532

Series K073, Class A2, 3.35%, 1/25/2028	2,759	3,085

Series K081, Class A1, 3.88%, 2/25/2028	1,269	1,415

Series K077, Class A2, 3.85%, 5/25/2028 (g)	1,690	1,960

Series K078, Class A2, 3.85%, 6/25/2028	1,541	1,788

Series K079, Class A2, 3.93%, 6/25/2028	3,600	4,205

Series K083, Class A2, 4.05%, 9/25/2028 (g)	594	702

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA ACES

Series 2013-M7, Class A2, 2.28%, 12/27/2022	1,746	1,788

Series 2013-M13, Class A2, 2.64%, 4/25/2023 (g)	1,862	1,922

Series 2014-M1, Class A2, 3.21%, 7/25/2023 (g)	2,592	2,723

Series 2014-M2, Class A2, 3.51%, 12/25/2023 (g)	6,042	6,429

Series 2014-M3, Class A2, 3.48%, 1/25/2024 (g)	2,393	2,569

Series 2014-M8, Class A2, 3.06%, 6/25/2024 (g)	6,400	6,791

Series 2014-M9, Class A2, 3.10%, 7/25/2024 (g)	4,663	4,955

Series 2014-M13, Class A2, 3.02%, 8/25/2024 (g)	1,973	2,095

Series 2016-M6, Class A2, 2.49%, 5/25/2026	800	838

Series 2015-M10, Class A2, 3.09%, 4/25/2027 (g)	1,400	1,525

Series 2017-M8, Class A2, 3.06%, 5/25/2027 (g)	1,500	1,641

Series 2017-M12, Class A2, 3.08%, 6/25/2027 (g)	4,145	4,542

Series 2017-M13, Class A2, 2.94%, 9/25/2027 (g)	472	516

Series 2018-M2, Class A2, 2.90%, 1/25/2028 (g)	3,400	3,713

Series 2018-M4, Class A2, 3.04%, 3/25/2028 (g)	2,415	2,661

Series 2018-M9, Class APT2, 3.12%, 4/25/2028 (g)	3,600	3,979

Series 2018-M14, Class A2, 3.58%, 8/25/2028 (g)	400	458

Series 2017-M5, Class A2, 3.17%, 4/25/2029 (g)	3,500	3,912

Series 2018-M3, Class A2, 3.09%, 2/25/2030 (g)	1,384	1,551

Series 2018-M13, Class A1, 3.70%, 3/25/2030 (g)	743	846

FREMF Mortgage Trust

Series 2015-K44, Class B, 3.68%, 1/25/2048 (a) (g)	1,500	1,599

Series 2016-K722, Class B, 3.84%, 7/25/2049 (a) (g)	735	769

ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.74%, 12/12/2049 ‡ (a) (g)	455	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	237

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 2/15/2047	930	941

Morgan Stanley Capital I Trust Series 2007-HQ11, Class X, IO, 0.22%, 2/12/2044 ‡ (a) (g)	335	—	(h)

MRCD Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	300	313

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	866	897

UBS-Barclays Commercial Mortgage Trust

Series 2013-C6, Class A4, 3.24%, 4/10/2046	1,486	1,555

Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,040	1,082

VNDO Mortgage Trust Series 2013-PENN, Class A, 3.81%, 12/13/2029 (a)	2,750	2,778

WFRBS Commercial Mortgage Trust Series 2012-C6, Class A4, 3.44%, 4/15/2045	1,781	1,826

Total Commercial Mortgage-Backed Securities (Cost $150,082)		158,452

Asset-Backed Securities — 11.4%

ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	394	396

Air Canada Pass-Through Trust (Canada)

Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	458	498

Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	198	214

Ally Auto Receivables Trust

Series 2017-2, Class A3, 1.78%, 8/16/2021	101	101

Series 2017-3, Class A3, 1.74%, 9/15/2021	121	121

Series 2018-1, Class A3, 2.35%, 6/15/2022	520	522

Series 2018-2, Class A3, 2.92%, 11/15/2022	1,606	1,622

Series 2019-1, Class A3, 2.91%, 9/15/2023	522	533

American Airlines Pass-Through Trust

Series 2011-1, Class A, 5.25%, 1/31/2021	35	37

Series 2013-2, Class A, 4.95%, 1/15/2023	487	512

Series 2016-2, Class A, 3.65%, 6/15/2028	108	117

Series 2016-3, Class AA, 3.00%, 10/15/2028	178	189

Series 2017-1, Class AA, 3.65%, 2/15/2029	240	264

American Credit Acceptance Receivables Trust

Series 2018-3, Class B, 3.49%, 6/13/2022 (a)	135	135

Series 2019-1, Class A, 3.06%, 7/12/2022 (a)	207	207

Series 2019-4, Class B, 2.43%, 10/12/2023 (a)	455	459

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

American Express Credit Account Master Trust Series 2019-1, Class A, 2.87%, 10/15/2024	1,120	1,157

AmeriCredit Automobile Receivables Trust

Series 2017-2, Class A3, 1.98%, 12/20/2021	24	24

Series 2017-3, Class A3, 1.90%, 3/18/2022	96	96

Series 2017-4, Class A3, 2.04%, 7/18/2022	101	101

Series 2018-1, Class A3, 3.07%, 12/19/2022	1,022	1,029

Series 2018-2, Class A3, 3.15%, 3/20/2023	1,158	1,174

Series 2018-3, Class A3, 3.38%, 7/18/2023	5,600	5,707

Series 2019-1, Class A3, 2.97%, 11/20/2023	485	494

Series 2019-2, Class A3, 2.28%, 1/18/2024	1,850	1,877

Ascentium Equipment Receivables Trust Series 2017-1A, Class A3, 2.29%, 6/10/2021 (a)	73	74

Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (a)	710	728

BA Credit Card Trust

Series 2018-A2, Class A2, 3.00%, 9/15/2023	6,750	6,892

Series 2019-A1, Class A1, 1.74%, 1/15/2025	1,600	1,621

BMW Vehicle Lease Trust

Series 2017-2, Class A3, 2.07%, 10/20/2020	1	1

Series 2018-1, Class A3, 3.26%, 7/20/2021	175	177

Business Jet Securities LLC Series 2018-1, Class A, 4.34%, 2/15/2033 (a)	696	710

Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 7/17/2023	463	464

CarMax Auto Owner Trust

Series 2016-4, Class A3, 1.40%, 8/15/2021	80	80

Series 2017-1, Class A3, 1.98%, 11/15/2021	377	378

Series 2017-3, Class A3, 1.97%, 4/15/2022	229	229

Series 2017-4, Class A3, 2.11%, 10/17/2022	132	132

Series 2018-1, Class A3, 2.48%, 11/15/2022	461	464

Series 2018-2, Class A3, 2.98%, 1/17/2023	6,632	6,736

Series 2018-3, Class A3, 3.13%, 6/15/2023	1,948	1,987

Series 2018-4, Class A3, 3.36%, 9/15/2023	277	285

Series 2019-1, Class A3, 3.05%, 3/15/2024	800	822

Series 2020-1, Class A3, 1.89%, 12/16/2024	692	703

Carvana Auto Receivables Trust Series 2019-2A, Class C, 3.00%, 6/17/2024 (a)	1,100	1,125

Citibank Credit Card Issuance Trust Series 2018-A1, Class A1, 2.49%, 1/20/2023	6,794	6,858

CNH Equipment Trust

Series 2017-A, Class A3, 2.07%, 5/16/2022	159	159

Series 2017-B, Class A3, 1.86%, 9/15/2022	224	224

Series 2017-C, Class A3, 2.08%, 2/15/2023	197	198

SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	259	273

CoreVest American Finance Trust Series 2019-3, Class A, 2.71%, 10/15/2052 (a)	299	310

CPS Auto Receivables Trust

Series 2018-D, Class A, 3.06%, 1/17/2022 (a)	85	85

Series 2019-D, Class A, 2.17%, 12/15/2022 (a)	173	174

Series 2020-A, Class A, 2.09%, 5/15/2023 (a)	485	487

CPS Auto Trust Series 2018-C, Class A, 2.87%, 9/15/2021 (a)	19	19

Credit Acceptance Auto Loan Trust

Series 2017-3A, Class A, 2.65%, 6/15/2026 (a)	191	192

Series 2018-1A, Class A, 3.01%, 2/16/2027 (a)	538	541

Series 2018-2A, Class A, 3.47%, 5/17/2027 (a)	1,295	1,316

Series 2019-3A, Class A, 2.38%, 11/15/2028 (a)	265	270

Series 2020-1A, Class A, 2.01%, 2/15/2029 (a)	1,575	1,589

Dell Equipment Finance Trust Series 2019-1, Class A3, 2.83%, 3/22/2024 (a)	1,090	1,113

Delta Air Lines Pass-Through Trust Series 2012-1, Class A, 4.75%, 5/7/2020	182	183

Drive Auto Receivables Trust

Series 2018-5, Class A3, 3.34%, 10/15/2022	228	228

Series 2019-1, Class A3, 3.18%, 10/17/2022	544	545

Series 2018-4, Class B, 3.36%, 10/17/2022	360	360

Series 2019-4, Class A3, 2.16%, 5/15/2023	255	257

Series 2020-1, Class A3, 2.02%, 11/15/2023	385	388

Series 2018-2, Class C, 3.63%, 8/15/2024	892	898

DT Auto Owner Trust

Series 2018-3A, Class A, 3.02%, 2/15/2022 (a)	190	191

Series 2019-1A, Class A, 3.08%, 9/15/2022 (a)	254	255

Series 2019-2A, Class C, 3.18%, 2/18/2025 (a)	650	666

Exeter Automobile Receivables Trust

Series 2019-3A, Class A, 2.59%, 9/15/2022 (a)	563	564

Series 2019-4A, Class A, 2.18%, 1/17/2023 (a)	401	402

Series 2020-1A, Class A, 2.05%, 6/15/2023 (a)	608	610

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Fifth Third Auto Trust Series 2019-1, Class A4, 2.69%, 11/16/2026	355	368

First Investors Auto Owner Trust

Series 2017-2A, Class A2, 2.27%, 7/15/2022 (a)	121	122

Series 2018-1A, Class A2, 3.22%, 1/17/2023 (a)	568	570

Series 2019-1A, Class A, 2.89%, 3/15/2024 (a)	466	472

Flagship Credit Auto Trust

Series 2018-2, Class A, 2.97%, 10/17/2022 (a)	518	520

Series 2018-3, Class A, 3.07%, 2/15/2023 (a)	324	327

Series 2017-2, Class B, 2.57%, 4/15/2023 (a)	159	159

Series 2019-2, Class A, 2.83%, 10/16/2023 (a)	2,856	2,889

Series 2019-2, Class B, 2.92%, 4/15/2025 (a)	650	668

Series 2019-4, Class C, 2.77%, 12/15/2025 (a)	310	319

Ford Credit Auto Lease Trust

Series 2018-B, Class A4, 3.30%, 2/15/2022	819	833

Series 2019-A, Class A3, 2.90%, 5/15/2022	4,205	4,260

Series 2020-A, Class A3, 1.85%, 3/15/2023	600	606

Ford Credit Auto Owner Trust

Series 2017-A, Class A3, 1.67%, 6/15/2021	97	96

Series 2018-B, Class A4, 3.38%, 3/15/2024	340	355

FREED ABS Trust Series 2020-FP1, Class A, 2.52%, 3/18/2027 (a)	720	723

GLS Auto Receivables Issuer Trust Series 2019-2A, Class A, 3.06%, 4/17/2023 (a)	287	290

GM Financial Automobile Leasing Trust

Series 2018-2, Class A3, 3.06%, 6/21/2021	645	647

Series 2018-3, Class A3, 3.18%, 6/21/2021	939	944

Series 2018-1, Class A4, 2.68%, 12/20/2021	757	759

Series 2019-1, Class A3, 2.98%, 12/20/2021	800	810

Series 2019-3, Class A3, 2.03%, 6/20/2022	810	818

GM Financial Consumer Automobile Series 2017-1A, Class A3, 1.78%, 10/18/2021 (a)	91	91

GM Financial Consumer Automobile Receivables Trust

Series 2018-1, Class A3, 2.32%, 7/18/2022	171	171

Series 2018-2, Class A3, 2.81%, 12/16/2022	1,140	1,152

Series 2018-3, Class A3, 3.02%, 5/16/2023	6,750	6,846

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	239

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

GMAT Trust Series 2013-1A, Class A, 6.97%, 11/25/2043 ‡ (a) (d)	4	4

Harley-Davidson Motorcycle Trust Series 2019-A, Class A3, 2.34%, 2/15/2024	865	880

HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	308	324

Honda Auto Receivables Owner Trust

Series 2017-3, Class A3, 1.79%, 9/20/2021	112	112

Series 2018-2, Class A3, 3.01%, 5/18/2022	1,105	1,118

Series 2018-3, Class A3, 2.95%, 8/22/2022	5,000	5,070

Series 2019-4, Class A3, 1.83%, 1/18/2024	525	533

Hyundai Auto Lease Securitization Trust

Series 2018-B, Class A4, 3.20%, 6/15/2022 (a)	1,275	1,293

Series 2019-A, Class A3, 2.98%, 7/15/2022 (a)	6,685	6,796

Hyundai Auto Receivables Trust

Series 2017-A, Class A3, 1.76%, 8/16/2021	132	132

Series 2017-B, Class A3, 1.77%, 1/18/2022	304	305

Series 2018-A, Class A3, 2.79%, 7/15/2022	843	849

Series 2018-B, Class A3, 3.20%, 12/15/2022	655	669

John Deere Owner Trust

Series 2017-B, Class A3, 1.82%, 10/15/2021	75	76

Series 2018-B, Class A3, 3.08%, 11/15/2022	1,492	1,512

Kabbage Funding LLC Series 2019-1, Class A, 3.83%, 3/15/2024 (a)	300	306

Mercedes-Benz Auto Lease Trust

Series 2018-A, Class A3, 2.41%, 2/16/2021	107	107

Series 2018-B, Class A3, 3.21%, 9/15/2021	585	589

Series 2019-A, Class A3, 3.10%, 11/15/2021	255	258

Series 2019-B, Class A3, 2.00%, 10/17/2022	75	76

Series 2020-A, Class A3, 1.84%, 12/15/2022	722	728

NextGear Floorplan Master Owner Trust Series 2017-1A, Class A2, 2.54%, 4/18/2022 (a)	416	416

Nissan Auto Lease Trust

Series 2020-A, Class A2A, 1.80%, 5/16/2022	5,600	5,632

Series 2019-B, Class A3, 2.27%, 7/15/2022	495	500

Series 2019-A, Class A4, 2.78%, 7/15/2024	305	312

Nissan Auto Receivables Owner Trust

Series 2017-C, Class A3, 2.12%, 4/18/2022	211	212

Series 2018-C, Class A3, 3.22%, 6/15/2023	980	1,005

OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024 (a)	1,606	1,633

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Santander Drive Auto Receivables Trust

Series 2019-1, Class A3, 3.00%, 12/15/2022	380	381

Series 2019-2, Class A3, 2.59%, 5/15/2023	405	407

Santander Retail Auto Lease Trust

Series 2018-A, Class A3, 2.93%, 5/20/2021 (a)	898	901

Series 2019-A, Class A3, 2.77%, 6/20/2022 (a)	1,820	1,857

SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (a)	37	37

Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	137	147

Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	2,600	2,683

Tesla Auto Lease Trust

Series 2018-B, Class A, 3.71%, 8/20/2021 (a)	729	741

Series 2019-A, Class A3, 2.16%, 10/20/2022 (a)	370	375

Toyota Auto Receivables Owner Trust

Series 2017-A, Class A3, 1.73%, 2/16/2021	17	17

Series 2020-A, Class A2, 1.67%, 11/15/2022	5,600	5,627

Series 2020-A, Class A3, 1.66%, 5/15/2024	2,770	2,798

United Airlines Pass-Through Trust

Series 2016-1, Class AA, 3.10%, 7/7/2028	1,215	1,302

Series 2016-2, Class AA, 2.88%, 10/7/2028	1,252	1,319

Series 2018-1, Class AA, 3.50%, 3/1/2030	765	832

Series 2018-1, Class A, 3.70%, 3/1/2030	722	774

US Auto Funding LLC Series 2019-1A, Class B, 3.99%, 12/15/2022 (a)	700	713

Vericrest Opportunity Loan Trust

Series 2019-NPL4, Class A1A, 3.35%, 8/25/2049 ‡ (a) (d)	408	408

Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 ‡ (a) (d)	1,535	1,545

Series 2020-NPL5, Class A1A, 2.98%, 3/25/2050 (a) (d)	1,025	1,029

Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	1,040	1,063

VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050 ‡ (a) (d)	871	875

VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 (a) (d)	1,560	1,566

World Financial Network Credit Card Master Trust

Series 2017-A, Class A, 2.12%, 3/15/2024	746	747

Series 2018-A, Class A, 3.07%, 12/16/2024	2,677	2,720

Series 2018-B, Class A, 3.46%, 7/15/2025	1,564	1,614

SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

World Omni Auto Receivables Trust

Series 2020-A, Class A3, 1.70%, 1/17/2023	1,955	1,972

Series 2017-B, Class A3, 1.95%, 2/15/2023	233	234

Series 2018-C, Class A3, 3.13%, 11/15/2023	2,085	2,131

Series 2019-B, Class A3, 2.59%, 7/15/2024	917	936

World Omni Automobile Lease Securitization Trust

Series 2018-A, Class A3, 2.83%, 7/15/2021	749	751

Series 2018-B, Class A3, 3.19%, 12/15/2021	894	908

Series 2019-A, Class A3, 2.94%, 5/16/2022	900	919

Total Asset-Backed Securities (Cost $156,274)		158,140

Mortgage-Backed Securities — 8.6%

FHLMC Gold Pools, 15 Year Pool # G13603, 5.50%, 2/1/2024	6	6

FHLMC Gold Pools, 20 Year Pool # C91030, 5.50%, 5/1/2027	68	74

FHLMC Gold Pools, 30 Year

Pool # A15232, 5.00%, 10/1/2033	168	190

Pool # A57681, 6.00%, 12/1/2036	1	1

Pool # G06493, 4.50%, 5/1/2041	949	1,046

FHLMC Gold Pools, Other Pool # U90690, 3.50%, 6/1/2042	1,118	1,192

FHLMC UMBS, 30 Year Pool # ZM6956, 4.50%, 6/1/2048	2,494	2,727

FNMA Pool # AM2292, ARM, 2.01%, 1/1/2023 (g)	826	824

FNMA UMBS, 15 Year Pool # 995381, 6.00%, 1/1/2024	3	3

FNMA UMBS, 20 Year Pool # MA1138, 3.50%, 8/1/2032	835	882

FNMA UMBS, 30 Year

Pool # AL0045, 6.00%, 12/1/2032	313	362

Pool # 735503, 6.00%, 4/1/2035	79	93

Pool # 888460, 6.50%, 10/1/2036	485	589

Pool # 888890, 6.50%, 10/1/2037	12	14

Pool # 949320, 7.00%, 10/1/2037	44	48

Pool # 995149, 6.50%, 10/1/2038	27	31

Pool # 994410, 7.00%, 11/1/2038	227	279

Pool # AD9151, 5.00%, 8/1/2040	598	674

Pool # AE0681, 4.50%, 12/1/2040	1,115	1,229

Pool # BM3500, 4.00%, 9/1/2047	2,236	2,420

Pool # BM3499, 4.00%, 12/1/2047	2,458	2,659

Pool # BE8354, 4.00%, 3/1/2048	1,904	2,022

FNMA, Other

Pool # AM3498, 2.01%, 6/1/2020	4,800	4,795

Pool # AM3165, 3.05%, 10/1/2020	1,801	1,802

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 465973, 3.59%, 10/1/2020	1,021	1,022

Pool # 465721, 4.04%, 10/1/2020	1,000	1,002

Pool # 466430, 3.37%, 11/1/2020	1,388	1,392

Pool # 468066, 4.30%, 6/1/2021	3,054	3,152

Pool # 468614, 3.86%, 7/1/2021	1,109	1,135

Pool # 468159, 4.26%, 7/1/2021	947	973

Pool # AM6602, 2.63%, 9/1/2021	1,310	1,326

Pool # 469873, 3.03%, 12/1/2021	1,177	1,204

Pool # AL2044, 3.82%, 5/1/2022 (g)	1,544	1,592

Pool # 471513, 2.90%, 6/1/2022	1,016	1,048

Pool # 471881, 2.67%, 7/1/2022	2,000	2,059

Pool # 471828, 2.65%, 8/1/2022	2,000	2,061

Pool # AM1804, 2.19%, 12/1/2022	852	874

Pool # AM1619, 2.34%, 12/1/2022	2,357	2,423

Pool # AM2285, 2.41%, 1/1/2023	3,469	3,577

Pool # AL3594, 2.70%, 4/1/2023 (g)	2,054	2,131

Pool # AM3301, 2.35%, 5/1/2023	2,191	2,263

Pool # AM3244, 2.52%, 5/1/2023	3,000	3,119

Pool # AM3432, 2.40%, 7/1/2023	2,993	3,101

Pool # AM4628, 3.69%, 11/1/2023	1,131	1,220

Pool # AM4716, 3.38%, 12/1/2023	1,448	1,547

Pool # AM7290, 2.97%, 12/1/2024	399	427

Pool # AM8674, 2.81%, 4/1/2025	2,200	2,348

Pool # AM8846, 2.68%, 5/1/2025	1,923	2,035

Pool # AN0029, 3.10%, 9/1/2025	2,448	2,652

Pool # AN1413, 2.49%, 5/1/2026	840	886

Pool # AN1497, 2.61%, 6/1/2026	860	916

Pool # AN1243, 2.64%, 6/1/2026	1,600	1,704

Pool # AN1247, 2.64%, 6/1/2026	1,576	1,679

Pool # AN3076, 2.46%, 10/1/2026	1,700	1,798

Pool # BL1211, 4.01%, 2/1/2027	595	679

Pool # AM8529, 3.03%, 4/1/2027	2,400	2,619

Pool # AN6732, 2.83%, 5/1/2027	1,200	1,290

Pool # AN7338, 3.06%, 11/1/2027	1,000	1,099

Pool # AN7943, 3.10%, 1/1/2028	2,500	2,749

Pool # AN1161, 3.05%, 4/1/2028	995	1,091

Pool # AN9486, 3.57%, 6/1/2028	3,716	4,221

Pool # AN2069, 2.35%, 8/1/2028	1,440	1,518

Pool # AN2466, 2.57%, 8/1/2028	2,380	2,544

Pool # AM4410, 4.25%, 10/1/2028	1,629	1,932

Pool # BL0907, 3.88%, 12/1/2028	700	810

Pool # AN6158, 2.99%, 7/1/2029	500	551

Pool # AN6099, 3.04%, 7/1/2029	500	553

Pool # AN5998, 3.06%, 7/1/2029	478	527

Pool # BM4162, 3.20%, 10/1/2029 (g)	495	543

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	241

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # BL4333, 2.52%, 11/1/2029	1,200		1,280

Pool # 109707, 3.80%, 9/1/2033	831		947

Pool # MA1125, 4.00%, 7/1/2042	1,757		1,894

Pool # MA1437, 3.50%, 5/1/2043	1,896		2,019

Pool # MA1463, 3.50%, 6/1/2043	1,721		1,832

FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 3.00%, 4/25/2049 (i)	7,000		7,198

GNMA II, 30 Year

Pool # 4245, 6.00%, 9/20/2038	144		165

Pool # BA7567, 4.50%, 5/20/2048	3,149		3,352

Pool # BI0416, 4.50%, 11/20/2048	277		296

Pool # BM9692, 4.50%, 7/20/2049	1,189		1,284

Total Mortgage-Backed Securities (Cost $114,636)			119,621

Collateralized Mortgage Obligations — 7.5%

Bear Stearns ALT-A Trust Series 2004-6, Class 1A, 2.27%, 7/25/2034 (g)	80		80

CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019	—	(h)	—	(h)

Citigroup Mortgage Loan Trust, Inc.

Series 2003-1, Class 3A4, 5.25%, 9/25/2033	11		12

Series 2004-HYB4, Class WA, 4.03%, 12/25/2034 ‡ (g)	29		30

CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27, Class 5A4, 5.25%, 11/25/2033	22		22

FHLMC, REMIC

Series 3874, Class DW, 3.50%, 6/15/2021	648		654

Series 3372, Class BD, 4.50%, 10/15/2022	—	(h)	—	(h)

Series 2626, Class JC, 5.00%, 6/15/2023	418		435

Series 2649, Class WB, 3.50%, 7/15/2023	227		232

Series 1578, Class K, 6.90%, 9/15/2023	9		9

Series 2685, Class DT, 5.00%, 10/15/2023	328		344

Series 2687, Class JH, 5.00%, 10/15/2023	79		83

Series 2701, Class AC, 5.00%, 11/15/2023	532		558

Series 3521, Class B, 4.00%, 4/15/2024	397		412

Series 3544, Class BC, 4.00%, 6/15/2024	37		39

Series 3546, Class NB, 4.00%, 6/15/2024	1,756		1,838

Series 3562, Class JC, 4.00%, 8/15/2024	809		847

Series 3563, Class BD, 4.00%, 8/15/2024	540		571

Series 3571, Class MY, 4.00%, 9/15/2024	194		201

Series 3575, Class EB, 4.00%, 9/15/2024	562		594

Series 3577, Class B, 4.00%, 9/15/2024	892		926

Series 3578, Class KB, 4.00%, 9/15/2024	137		143

Series 2989, Class TG, 5.00%, 6/15/2025	510		543

Series 2988, Class TY, 5.50%, 6/15/2025	22		23

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 3816, Class HA, 3.50%, 11/15/2025	1,611		1,706

Series 3087, Class KX, 5.50%, 12/15/2025	58		62

Series 3787, Class AY, 3.50%, 1/15/2026	735		768

Series 3794, Class LB, 3.50%, 1/15/2026	655		684

Series 3102, Class CE, 5.50%, 1/15/2026	773		827

Series 3123, Class HT, 5.00%, 3/15/2026	80		86

Series 3121, Class JD, 5.50%, 3/15/2026	24		26

Series 3150, Class EQ, 5.00%, 5/15/2026	290		311

Series 3898, Class KH, 3.50%, 6/15/2026	821		863

Series 3885, Class AC, 4.00%, 6/15/2026	619		644

Series 3911, Class B, 3.50%, 8/15/2026	991		1,040

Series 3959, Class PB, 3.00%, 11/15/2026	2,500		2,679

Series 4337, Class VJ, 3.50%, 6/15/2027	1,840		1,974

Series 3337, Class MD, 5.50%, 6/15/2027	45		49

Series 2110, Class PG, 6.00%, 1/15/2029	111		125

Series 3755, Class ML, 5.50%, 6/15/2029	—	(h)	—	(h)

Series 3563, Class LB, 4.00%, 8/15/2029	25		27

Series 3653, Class B, 4.50%, 4/15/2030	160		176

Series 3824, Class EY, 3.50%, 3/15/2031	412		445

Series 2525, Class AM, 4.50%, 4/15/2032	653		726

Series 2441, Class GF, 6.50%, 4/15/2032	24		28

Series 2436, Class MC, 7.00%, 4/15/2032	17		19

Series 2760, Class KT, 4.50%, 9/15/2032	91		101

Series 2505, Class D, 5.50%, 9/15/2032	127		146

Series 2544, Class KE, 5.50%, 12/15/2032	71		81

Series 2557, Class HL, 5.30%, 1/15/2033	170		195

Series 2575, Class PE, 5.50%, 2/15/2033	48		56

Series 2586, Class WG, 4.00%, 3/15/2033	212		233

Series 2596, Class QD, 4.00%, 3/15/2033	183		200

Series 2621, Class QH, 5.00%, 5/15/2033	192		213

Series 2649, Class PJ, 3.50%, 6/15/2033	13		14

Series 2624, Class QH, 5.00%, 6/15/2033	260		300

Series 2648, Class BK, 5.00%, 7/15/2033	19		21

Series 4238, Class UY, 3.00%, 8/15/2033	3,650		3,904

Series 2673, Class PE, 5.50%, 9/15/2033	434		507

Series 2696, Class DG, 5.50%, 10/15/2033	370		426

Series 2725, Class TA, 4.50%, 12/15/2033	284		336

Series 2733, Class ME, 5.00%, 1/15/2034	363		416

Series 2768, Class PK, 5.00%, 3/15/2034	261		285

Series 3659, Class VG, 5.00%, 9/15/2034	530		550

Series 2934, Class KG, 5.00%, 2/15/2035	273		312

Series 3077, Class TO, PO, 4/15/2035	18		17

Series 2960, Class JH, 5.50%, 4/15/2035	777		894

Series 3082, Class PW, 5.50%, 12/15/2035	57		66

Series 3084, Class BH, 5.50%, 12/15/2035	1,246		1,455

SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 3098, Class KG, 5.50%, 1/15/2036	1,127		1,295

Series 3136, Class CO, PO, 4/15/2036	35		33

Series 3145, Class AJ, 5.50%, 4/15/2036	42		48

Series 3819, Class ZQ, 6.00%, 4/15/2036	783		926

Series 3200, PO, 8/15/2036	75		70

Series 3270, Class AT, 5.50%, 1/15/2037	38		44

Series 3272, Class PA, 6.00%, 2/15/2037	8		10

Series 3348, Class HT, 6.00%, 7/15/2037	61		72

Series 3747, Class PA, 4.00%, 4/15/2038	153		155

Series 3740, Class BP, 4.50%, 4/15/2038	17		17

Series 4085, Class FB, 2.06%, 1/15/2039 (g)	274		275

Series 3501, Class A, 4.50%, 1/15/2039	204		220

Series 3508, Class PK, 4.00%, 2/15/2039	5		5

Series 3513, Class A, 4.50%, 2/15/2039	20		22

Series 4219, Class JA, 3.50%, 8/15/2039	1,287		1,328

Series 3827, Class BM, 5.50%, 8/15/2039	242		248

Series 3653, Class HJ, 5.00%, 4/15/2040	960		1,096

Series 3677, Class KB, 4.50%, 5/15/2040	1,696		1,887

Series 3677, Class PB, 4.50%, 5/15/2040	1,021		1,142

Series 3904, Class EC, 2.00%, 8/15/2040	244		247

Series 3715, Class PC, 4.50%, 8/15/2040	234		262

Series 3955, Class HB, 3.00%, 12/15/2040	264		274

Series 3828, Class PU, 4.50%, 3/15/2041	106		116

Series 3852, Class TP, IF, 5.50%, 5/15/2041 (g)	445		499

Series 3956, Class EB, 3.25%, 11/15/2041	1,984		2,134

Series 3963, Class JB, 4.50%, 11/15/2041	1,650		1,904

Series 4026, Class MQ, 4.00%, 4/15/2042	129		142

Series 4616, Class HP, 3.00%, 9/15/2046	2,276		2,435

Series 3688, Class GT, 7.35%, 11/15/2046 (g)	41		49

FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	1,094		1,189

FNMA, REMIC

Series 2010-103, Class GB, 4.00%, 9/25/2020	126		126

Series 2010-135, Class HE, 3.00%, 1/25/2021	9		9

Series 2011-75, Class BL, 3.50%, 8/25/2021	659		665

Series 2007-113, Class DB, 4.50%, 12/25/2022	—	(h)	1

Series 2003-5, Class EQ, 5.50%, 2/25/2023	33		35

Series 2003-48, Class TC, 5.00%, 6/25/2023	42		43

Series 2003-55, Class HY, 5.00%, 6/25/2023	37		38

Series 2008-70, Class BY, 4.00%, 8/25/2023	22		22

Series 2006-22, Class CE, 4.50%, 8/25/2023	128		133

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2008-65, Class CD, 4.50%, 8/25/2023	—	(h)	—	(h)

Series 2004-44, Class KT, 6.00%, 6/25/2024	150		156

Series 2004-53, Class NC, 5.50%, 7/25/2024	57		60

Series 2009-71, Class MB, 4.50%, 9/25/2024	36		38

Series 2004-70, Class EB, 5.00%, 10/25/2024	115		120

Series 2010-49, Class KB, 4.00%, 5/25/2025	685		708

Series 2010-41, Class DC, 4.50%, 5/25/2025	225		233

Series 1997-57, Class PN, 5.00%, 9/18/2027	138		149

Series 2009-39, Class LB, 4.50%, 6/25/2029	115		121

Series 2009-96, Class DB, 4.00%, 11/25/2029	160		171

Series 2010-28, Class DE, 5.00%, 4/25/2030	323		356

Series 2001-63, Class TC, 6.00%, 12/25/2031	66		76

Series 2001-81, Class HE, 6.50%, 1/25/2032	170		200

Series 2002-75, Class GB, 5.50%, 11/25/2032	86		91

Series 2011-39, Class ZA, 6.00%, 11/25/2032	687		804

Series 2002-85, Class PE, 5.50%, 12/25/2032	58		66

Series 2003-21, Class OU, 5.50%, 3/25/2033	40		46

Series 2003-26, Class EB, 3.50%, 4/25/2033	800		868

Series 2003-23, Class CH, 5.00%, 4/25/2033	47		52

Series 2003-63, Class YB, 5.00%, 7/25/2033	139		158

Series 2003-69, Class N, 5.00%, 7/25/2033	259		297

Series 2003-80, Class QG, 5.00%, 8/25/2033	384		435

Series 2003-85, Class QD, 5.50%, 9/25/2033	157		182

Series 2003-94, Class CE, 5.00%, 10/25/2033	38		42

Series 2005-5, Class CK, 5.00%, 1/25/2035	287		313

Series 2005-29, Class WC, 4.75%, 4/25/2035	514		560

Series 2005-48, Class TD, 5.50%, 6/25/2035	294		341

Series 2005-53, Class MJ, 5.50%, 6/25/2035	382		443

Series 2005-62, Class CP, 4.75%, 7/25/2035	28		29

Series 2005-58, Class EP, 5.50%, 7/25/2035	36		40

Series 2005-68, Class BE, 5.25%, 8/25/2035	250		294

Series 2005-68, Class PG, 5.50%, 8/25/2035	158		178

Series 2005-110, Class MB, 5.50%, 9/25/2035	3		3

Series 2005-102, Class PG, 5.00%, 11/25/2035	512		590

Series 2005-110, Class GL, 5.50%, 12/25/2035	597		690

Series 2006-49, Class PA, 6.00%, 6/25/2036	67		79

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	243

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2009-19, Class PW, 4.50%, 10/25/2036	385	430

Series 2006-114, Class HE, 5.50%, 12/25/2036	421	491

Series 2007-33, Class HE, 5.50%, 4/25/2037	35	40

Series 2007-65, Class KI, IF, IO, 4.99%, 7/25/2037 (g)	9	1

Series 2007-71, Class KP, 5.50%, 7/25/2037	66	72

Series 2007-71, Class GB, 6.00%, 7/25/2037	254	299

Series 2009-86, Class OT, PO, 10/25/2037	49	46

Series 2013-83, Class CA, 3.50%, 10/25/2037	382	386

Series 2010-9, Class MD, 5.00%, 2/25/2038	105	109

Series 2011-22, Class MA, 6.50%, 4/25/2038	101	103

Series 2008-72, Class BX, 5.50%, 8/25/2038	24	28

Series 2008-74, Class B, 5.50%, 9/25/2038	11	13

Series 2009-62, Class HJ, 6.00%, 5/25/2039	294	317

Series 2009-37, Class KI, IF, IO, 4.37%, 6/25/2039 (g)	14	2

Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	16	3

Series 2009-92, Class AD, 6.00%, 11/25/2039	835	921

Series 2009-112, Class ST, IF, IO, 4.62%, 1/25/2040 (g)	116	25

Series 2010-22, Class PE, 5.00%, 3/25/2040	2,598	2,903

Series 2010-35, Class SB, IF, IO, 4.79%, 4/25/2040 (g)	43	6

Series 2010-37, Class CY, 5.00%, 4/25/2040	1,484	1,685

Series 2010-54, Class EA, 4.50%, 6/25/2040	56	61

Series 2010-64, Class DM, 5.00%, 6/25/2040	9	10

Series 2010-71, Class HJ, 5.50%, 7/25/2040	204	238

Series 2010-123, Class BP, 4.50%, 11/25/2040	3,670	4,101

Series 2011-5, Class CP, 4.50%, 11/25/2040	228	241

Series 2011-41, Class KL, 4.00%, 5/25/2041	1,006	1,136

Series 2011-50, Class LP, 4.00%, 6/25/2041	500	564

Series 2012-137, Class CF, 1.93%, 8/25/2041 (g)	609	608

Series 2012-103, Class DA, 3.50%, 10/25/2041	257	272

Series 2012-14, Class DE, 3.50%, 3/25/2042	1,000	1,093

Series 2012-139, Class JA, 3.50%, 12/25/2042	578	629

Series 2013-104, Class CY, 5.00%, 10/25/2043	2,250	2,876

Series 2019-65, Class PA, 2.50%, 5/25/2048	491	504

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-96, Class CB, 4.00%, 11/25/2049	29	32

FNMA, STRIPS

Series 293, Class 1, PO, 12/25/2024	17	17

Series 314, Class 1, PO, 7/25/2031	48	45

GNMA

Series 2002-44, Class JC, 6.00%, 7/20/2032	30	31

Series 2002-79, Class KL, 5.50%, 11/20/2032	295	309

Series 2003-10, Class KJ, 5.50%, 2/20/2033	80	87

Series 2003-29, Class PD, 5.50%, 4/16/2033	299	328

Series 2003-33, Class NE, 5.50%, 4/16/2033	171	185

Series 2003-65, Class AP, 5.50%, 8/20/2033	109	122

Series 2003-77, Class TK, 5.00%, 9/16/2033	408	443

Series 2004-16, Class GC, 5.50%, 2/20/2034	1,124	1,293

Series 2004-54, Class BG, 5.50%, 7/20/2034	25	28

Series 2004-93, Class PD, 5.00%, 11/16/2034	745	824

Series 2004-101, Class BE, 5.00%, 11/20/2034	596	664

Series 2005-11, Class PL, 5.00%, 2/20/2035	273	311

Series 2005-26, Class XY, 5.50%, 3/20/2035	1,034	1,175

Series 2005-33, Class AY, 5.50%, 4/16/2035	268	302

Series 2005-49, Class B, 5.50%, 6/20/2035	90	102

Series 2005-51, Class DC, 5.00%, 7/20/2035	221	243

Series 2005-56, Class BD, 5.00%, 7/20/2035	34	39

Series 2006-7, Class ND, 5.50%, 8/20/2035	34	39

Series 2007-37, Class LB, 5.50%, 6/16/2037	248	283

Series 2007-79, Class BL, 5.75%, 8/20/2037	186	212

Series 2009-106, Class ST, IF, IO, 4.35%, 2/20/2038 (g)	175	26

Series 2008-7, Class PQ, 5.00%, 2/20/2038	450	511

Series 2008-9, Class PW, 5.25%, 2/20/2038	583	663

Series 2008-23, Class YA, 5.25%, 3/20/2038	135	152

Series 2008-35, Class NF, 5.00%, 4/20/2038	135	152

Series 2008-34, Class PG, 5.25%, 4/20/2038	159	177

Series 2008-33, Class PB, 5.50%, 4/20/2038	494	563

Series 2008-38, Class BG, 5.00%, 5/16/2038	781	871

Series 2008-43, Class NB, 5.50%, 5/20/2038	223	256

Series 2010-7, Class EA, 5.00%, 6/16/2038	80	83

Series 2008-56, Class PX, 5.50%, 6/20/2038	433	486

Series 2008-58, Class PE, 5.50%, 7/16/2038	1,160	1,320

Series 2008-62, Class SA, IF, IO, 4.50%, 7/20/2038 (g)	3	1

Series 2008-76, Class US, IF, IO, 4.25%, 9/20/2038 (g)	98	18

SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2011-97, Class WA, 6.12%, 11/20/2038 (g)	1,112		1,301

Series 2009-15, Class NA, 5.00%, 12/20/2038	1		1

Series 2008-95, Class DS, IF, IO, 5.65%, 12/20/2038 (g)	93		20

Series 2009-14, Class AG, 4.50%, 3/20/2039	156		172

Series 2009-72, Class SM, IF, IO, 4.59%, 8/16/2039 (g)	226		45

Series 2009-61, Class AP, 4.00%, 8/20/2039	20		22

Series 2010-130, Class BD, 4.00%, 12/20/2039	348		376

Series 2010-157, Class OP, PO, 12/20/2040	196		181

Series 2014-H11, Class VA, 2.23%, 6/20/2064 (g)	1,548		1,550

Series 2015-H20, Class FA, 2.20%, 8/20/2065 (g)	2,135		2,135

Series 2015-H26, Class FG, 2.25%, 10/20/2065 (g)	1,550		1,553

GSR Mortgage Loan Trust Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	119		124

JP Morgan Mortgage Trust

Series 2006-A2, Class 5A3, 4.11%, 11/25/2033 (g)	263		274

Series 2007-A1, Class 5A5, 3.99%, 7/25/2035 (g)	57		57

MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 4.58%, 4/21/2034 (g)	72		73

MASTR Asset Securitization Trust Series 2003-11, Class 8A1, 5.50%, 12/25/2033	56		56

Merrill Lynch Mortgage Investors Trust

Series 2003-F, Class A1, 2.27%, 10/25/2028 (g)	132		132

Series 2004-B, Class A1, 2.13%, 5/25/2029 (g)	186		186

Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.61%, 4/25/2034 (g)	40		43

PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	8		8

Prime Mortgage Trust Series 2004-2, Class A2, 4.75%, 11/25/2019	1		1

RALI Trust Series 2004-QS3, Class CB, 5.00%, 3/25/2019	—	(h)	—	(h)

Seasoned Credit Risk Transfer Trust Series 2019-3, Class M55D, 4.00%, 10/25/2058	665		722

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	762	812

Sequoia Mortgage Trust Series 2004-11, Class A1, 2.25%, 12/20/2034 (g)	314	317

Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 2.35%, 1/19/2034 (g)	144	142

Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 3.55%, 12/25/2044 (g)	212	218

Vendee Mortgage Trust Series 2003-2, Class Z, 5.00%, 5/15/2033	635	716

WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR11, Class A6, 4.11%, 10/25/2033 (g)	130	133

Total Collateralized Mortgage Obligations (Cost $100,001)		104,770

U.S. Government Agency Securities — 1.8%

FNMA 2.63%, 9/6/2024	21,959	23,543

Resolution Funding Corp. STRIPS 1.80%, 7/15/2020 (j)	800	796

Total U.S. Government Agency Securities (Cost $22,596)		24,339

Foreign Government Securities — 0.4%

Republic of Colombia (Colombia)

3.00%, 1/30/2030	900	910

7.38%, 9/18/2037	300	444

Republic of Panama (Panama)

4.00%, 9/22/2024	347	375

3.16%, 1/23/2030	400	424

United Mexican States (Mexico)

3.63%, 3/15/2022	568	591

4.00%, 10/2/2023	694	742

3.60%, 1/30/2025	1,076	1,149

4.13%, 1/21/2026	332	364

Total Foreign Government Securities (Cost $4,684)		4,999

	SHARES (000)
Short-Term Investments — 2.7%

Investment Companies — 2.6%

JPMorgan Prime Money Market Fund Class Institutional Shares, 1.62% (k) (l) (Cost $36,592)	36,576	36,595

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	245

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued

Investment of Cash Collateral From Securities Loaned — 0.1%

JPMorgan U.S. Government Money Market Fund

Class IM Shares, 1.51% (k) (l) (Cost $1,453)	1,453	1,453

Total Short-Term Investments (Cost $38,045)		38,048

Total Investments — 101.6% (Cost $1,364,303)		1,410,480
Liabilities in Excess of Other Assets — (1.6)%		(22,098)

NET ASSETS — 100.0%		1,388,382

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 29, 2020.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of February 29, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2020.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 29, 2020.
(e)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 is approximately $1,415,000.
(f)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 29, 2020.
(h)	Amount rounds to less than one thousand.
(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	The rate shown is the effective yield as of February 29, 2020.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of February 29, 2020.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

Futures contracts outstanding as of February 29, 2020 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

U.S. Treasury 10 Year Note	1,224	06/2020	USD	164,896	2,549

					2,549

Short Contracts

U.S. Treasury 10 Year Ultra Note	(384)	06/2020	USD	(57,696)	(797)

					(797)

					1,752

Abbreviations

USD	United States Dollar

Centrally Cleared Inflation-linked swap contracts outstanding as of February 29, 2020 (amounts in thousands):
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	1.19% at termination	Receive	2/28/2021	USD	23,000	—	(30)	(30)
CPI-U at termination	1.43% at termination	Receive	3/3/2025	USD	27,753	—	—	—
CPI-U at termination	1.61% at termination	Receive	10/15/2024	USD	7,061	—	(43)	(43)
CPI-U at termination	1.64% at termination	Receive	1/30/2025	USD	60,070	—	(631)	(631)
CPI-U at termination	1.65% at termination	Receive	2/6/2025	USD	41,531	—	(461)	(461)
CPI-U at termination	1.65% at termination	Receive	9/4/2024	USD	20,684	—	(160)	(160)
CPI-U at termination	1.67% at termination	Receive	2/24/2025	USD	178,848	(26)	(2,100)	(2,126)
CPI-U at termination	1.68% at termination	Receive	2/11/2025	USD	33,155	—	(409)	(409)
CPI-U at termination	1.68% at termination	Receive	2/21/2025	USD	43,470	—	(549)	(549)
CPI-U at termination	1.69% at termination	Receive	2/19/2025	USD	10,986	—	(145)	(145)
CPI-U at termination	1.70% at termination	Receive	2/14/2025	USD	8,175	—	(111)	(111)
CPI-U at termination	1.71% at termination	Receive	12/4/2024	USD	19,978	—	(209)	(209)
CPI-U at termination	1.71% at termination	Receive	11/29/2024	USD	45,972	—	(476)	(476)
CPI-U at termination	1.72% at termination	Receive	12/6/2024	USD	31,627	—	(363)	(363)
CPI-U at termination	1.72% at termination	Receive	12/9/2024	USD	8,322	—	(98)	(98)
CPI-U at termination	1.72% at termination	Receive	11/29/2024	USD	45,972	—	(500)	(500)
CPI-U at termination	1.73% at termination	Receive	12/6/2024	USD	18,562	—	(223)	(223)
CPI-U at termination	1.80% at termination	Receive	1/13/2025	USD	65,388	16	(1,198)	(1,182)
CPI-U at termination	1.83% at termination	Receive	1/3/2025	USD	6,094	—	(117)	(117)
CPI-U at termination	1.84% at termination	Receive	1/7/2025	USD	10,195	—	(204)	(204)
CPI-U at termination	1.85% at termination	Receive	1/7/2025	USD	160,056	(2)	(3,268)	(3,270)

						(12)	(11,295)	(11,307)

Abbreviations

CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a)	Value of floating rate index at February 29, 2020 was 2.59%.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	247

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — 37.6%

Alternative Loan Trust

Series 2004-J4, Class 1A6, 5.40%, 6/25/2034 (a)	4	4

Series 2004-33, Class 3A3, 3.69%, 12/25/2034 (b)	227	229

Antler Mortgage Trust Series 2018-RTL1, Class A1, 4.34%, 7/25/2022 (c)	4,527	4,549

Banc of America Funding Trust Series 2006-1, Class 2A1, 5.50%, 1/25/2036	220	226

Banc of America Mortgage Trust

Series 2004-D, Class 2A2, 4.81%, 5/25/2034 (b)	208	210

Series 2005-A, Class 3A1, 4.00%, 2/25/2035 (b)	15	15

Bear Stearns Asset-Backed Securities I Trust Series 2004-AC6, Class M1, 2.63%, 11/25/2034 ‡ (b)	219	48

Connecticut Avenue Securities Trust

Series 2019-R07, Class 1M1, 2.40%, 10/25/2039 (b) (c)	5,861	5,862

Series 2020-R01, Class 1M1, 2.43%, 1/25/2040 ‡ (b) (c)	4,974	4,984

Credit Suisse First Boston Mortgage Securities Corp.

Series 2005-5, Class 1A1, 5.00%, 7/25/2020	29	29

Series 2004-5, Class 4A1, 6.00%, 9/25/2034	447	469

CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, Class 2A4, 4.30%, 10/25/2033 (b)	465	475

FHLMC — GNMA Series 1, Class S, IF, IO, 7.33%, 10/25/2022 (b)	6	—	(d)

FHLMC, REMIC

Series 3952, Class MA, 3.00%, 11/15/2021	321	324

Series 1343, Class LA, 8.00%, 8/15/2022	3	3

Series 1370, Class JA, 2.81%, 9/15/2022 (b)	2	2

Series 1379, Class W, 1.47%, 10/15/2022 (b)	2	2

Series 1508, Class KA, 1.64%, 5/15/2023 (b)	1	1

Series 1689, Class M, PO, 3/15/2024	44	43

Series 2033, Class PR, PO, 3/15/2024	24	23

Series 1771, Class PK, 8.00%, 2/15/2025	30	33

Series 1981, Class Z, 6.00%, 5/15/2027	9	10

Series 1974, Class ZA, 7.00%, 7/15/2027	52	58

Series 2338, Class FN, 2.16%, 8/15/2028 (b)	18	18

Series 3737, Class DG, 5.00%, 10/15/2030	577	618

Series 2477, Class FZ, 2.21%, 6/15/2031 (b)	7	7

Series 2416, Class SA, IF, 12.40%, 2/15/2032 (b)	38	50

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2416, Class SH, IF, 12.68%, 2/17/2032 (b)	22	26

Series 4120, Class KI, IO, 3.00%, 10/15/2032	2,182	172

Series 4150, Class GE, 2.00%, 1/15/2033	8,417	8,579

Series 4206, Class DA, 2.00%, 5/15/2033	2,967	3,030

Series 3300, Class FA, 1.96%, 8/15/2035 (b)	249	248

Series 3085, Class VS, HB, IF, 22.09%, 12/15/2035 (b)	216	358

Series 4867, Class WF, 2.18%, 4/15/2037 (b)	21,812	21,758

Series 4350, Class AF, 2.13%, 12/15/2037 (b)	4,974	4,934

Series 4350, Class FK, 2.13%, 6/15/2038 (b)	5,210	5,181

Series 4515, Class FA, 2.15%, 8/15/2038 (b)	2,788	2,784

Series 4350, Class KF, 2.13%, 1/15/2039 (b)	1,074	1,064

Series 4111, Class FA, 2.01%, 8/15/2039 (b)	1,688	1,689

Series 3832, Class PL, 5.00%, 8/15/2039	365	369

Series 4448, Class TF, 2.10%, 5/15/2040 (b)	5,912	5,868

Series 3860, Class FP, 2.06%, 6/15/2040 (b)	2,034	2,032

Series 4480, Class FM, 2.13%, 6/15/2040 (b)	5,460	5,457

Series 4457, Class KF, 2.13%, 10/15/2040 (b)	9,609	9,608

Series 4363, Class FA, 2.15%, 9/15/2041 (b)	4,768	4,742

Series 4413, Class WF, 2.13%, 10/15/2041 (b)	4,161	4,130

Series 4559, Class AF, 2.28%, 3/15/2042 (b)	2,705	2,709

Series 4074, Class FE, 2.06%, 7/15/2042 (b)	4,101	4,105

Series 4150, Class F, 2.03%, 1/15/2043 (b)	8,179	8,131

Series 4161, Class YF, 2.03%, 2/15/2043 (b)	6,302	6,265

Series 4281, Class FB, 2.21%, 12/15/2043 (b)	6,380	6,395

Series 4606, Class FL, 2.16%, 12/15/2044 (b)	8,412	8,400

Series 4594, Class GN, 2.50%, 2/15/2045	3,485	3,610

FHLMC, STRIPS Series 328, Class S4, IF, IO, 2.29%, 2/15/2038 (b)	8,468	539

FHLMC, Structured Pass-Through Certificates, Whole Loan

Series T-51, Class 1APO, PO, 9/25/2042	48	42

Series T-54, Class 4A, 4.12%, 2/25/2043 (b)	1,762	1,852

First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.29%, 12/25/2034 (b)	198	207

Flagstar Mortgage Trust

Series 2018-5, Class A2, 4.00%, 9/25/2048 (b) (c)	1,933	1,989

Series 2019-2, Class A2, 3.50%, 12/25/2049 (b) (c)	9,484	9,732

SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

FNMA Trust, Whole Loan Series 2004-W2, Class 4A, 4.27%, 2/25/2044 (b)	282		293

FNMA, Connecticut Avenue Securities Series 2017-C01, Class 1M1, 2.93%, 7/25/2029 (b)	92		92

FNMA, Grantor Trust, Whole Loan

Series 2002-T6, Class A4, 4.68%, 3/25/2041 (b)	724		759

Series 2001-T8, Class A1, 7.50%, 7/25/2041	239		284

FNMA, REMIC

Series 1990-64, Class Z, 10.00%, 6/25/2020	1		1

Series 1990-145, Class A, 3.68%, 12/25/2020 (b)	—	(d)	—	(d)

Series 1991-142, Class PL, 8.00%, 10/25/2021	9		10

Series 1991-156, Class F, 2.93%, 11/25/2021 (b)	11		11

Series 1992-91, Class SQ, HB, IF, 7,883.25%, 5/25/2022 (b)	—	(d)	—	(d)

Series 1992-112, Class GB, 7.00%, 7/25/2022	21		22

Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(d)	—	(d)

Series 1992-154, Class SA, IF, IO, 5.40%, 8/25/2022 (b)	1		—	(d)

Series 1992-200, Class FK, 2.34%, 11/25/2022 (b)	10		10

Series 1993-27, Class S, IF, 7.31%, 2/25/2023 (b)	11		12

Series 1993-146, Class E, PO, 5/25/2023	23		23

Series 1993-110, Class H, 6.50%, 5/25/2023	24		26

Series 1993-119, Class H, 6.50%, 7/25/2023	2		3

Series 1993-165, Class FH, 2.78%, 9/25/2023 (b)	12		12

Series 1993-179, Class FM, 2.29%, 10/25/2023 (b)	58		59

Series G94-9, Class PJ, 6.50%, 8/17/2024	189		203

Series 2012-114, Class VE, 3.50%, 10/25/2025	2,634		2,731

Series 2013-26, Class AV, 3.50%, 4/25/2026	2,984		3,144

Series 1997-74, Class E, 7.50%, 10/20/2027	18		21

Series 2001-9, Class F, 1.92%, 2/17/2031 (b)	43		43

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	43		7

Series 2013-15, Class DC, 2.00%, 3/25/2033	2,747		2,801

Series 2003-21, Class FK, 2.03%, 3/25/2033 (b)	14		14

Series 2013-43, Class YH, 2.50%, 5/25/2033	1,708		1,768

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-17, Class BF, 1.98%, 1/25/2034 (b)	360	359

Series 2006-3, Class SB, IF, IO, 5.07%, 7/25/2035 (b)	490	47

Series 2006-16, Class HZ, 5.50%, 3/25/2036	413	473

Series 2006-124, Class FC, 1.98%, 1/25/2037 (b)	1,297	1,291

Series 2014-23, Class FA, 2.08%, 10/25/2039 (b)	23,514	23,387

Series 2012-38, Class PA, 2.00%, 9/25/2041	1,973	2,013

Series 2013-54, Class HF, 1.83%, 10/25/2041 (b)	3,744	3,729

Series 2012-93, Class ME, 2.50%, 1/25/2042	3,054	3,150

Series 2012-13, Class FA, 2.21%, 2/25/2042 (b)	12,502	12,526

Series 2012-31, Class FB, 2.18%, 4/25/2042 (b)	13,480	13,488

Series 2013-23, Class KJ, 2.25%, 5/25/2042	3,264	3,368

Series 2012-119, Class FB, 1.98%, 11/25/2042 (b)	7,542	7,500

Series 2012-139, Class JA, 3.50%, 12/25/2042	4,008	4,364

Series 2013-6, Class FL, 2.03%, 2/25/2043 (b)	1,500	1,489

Series 2014-49, Class AF, 2.10%, 8/25/2044 (b)	262	262

Series 2015-42, Class BF, 2.09%, 6/25/2045 (b)	6,709	6,675

Series 2016-25, Class LA, 3.00%, 7/25/2045	13,611	14,504

Series 2016-33, Class JA, 3.00%, 7/25/2045	4,900	5,204

Series 2015-91, Class AF, 2.15%, 12/25/2045 (b)	6,123	6,085

Series 2016-58, Class SA, IO, 1.91%, 8/25/2046 (b)	27,503	1,206

Series 2017-108, Class PA, 3.00%, 6/25/2047	3,928	4,175

Series 2017-104, Class LA, 3.00%, 11/25/2047	3,535	3,737

Series 2019-38, Class PC, 3.00%, 2/25/2048	5,916	6,205

Series 2019-65, Class PA, 2.50%, 5/25/2048	6,383	6,548

Series 2019-77, Class FP, 2.18%, 1/25/2050 (b)	19,901	19,882

Series 2014-66, Class WF, 2.13%, 10/25/2054 (b)	3,046	3,035

FNMA, REMIC Trust, Whole Loan

Series 2003-W4, Class 5A, 4.37%, 10/25/2042 (b)	758	780

Series 2003-W15, Class 3A, 4.47%, 12/25/2042 (b)	834	918

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	249

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2003-W1, Class 2A, 5.79%, 12/25/2042 (b)	178	197

Series 2009-W1, Class A, 6.00%, 12/25/2049	377	443

GNMA

Series 2011-158, Class EB, 4.00%, 12/20/2026	2,358	2,596

Series 2010-166, Class GP, 3.00%, 4/20/2039	1,900	1,946

Series 2012-61, Class FM, 2.06%, 5/16/2042 (b)	5,107	5,116

Series 2012-H21, Class FA, 2.23%, 7/20/2062 (b)	2,309	2,311

Series 2013-H16, Class FA, 2.27%, 7/20/2063 (b)	11,859	11,878

Series 2014-H07, Class FC, 2.33%, 5/20/2064 (b)	13,648	13,717

Series 2014-H11, Class JA, 2.23%, 6/20/2064 (b)	4,117	4,121

Series 2014-H17, Class FM, 2.17%, 8/20/2064 (b)	11,221	11,226

Series 2015-H03, Class FD, 2.37%, 1/20/2065 (b)	6,524	6,536

Series 2015-H04, Class FL, 2.20%, 2/20/2065 (b)	12,006	12,007

Series 2015-H12, Class FJ, 2.16%, 5/20/2065 (b)	13,511	13,501

Series 2015-H14, Class FB, 2.16%, 5/20/2065 (b)	17,649	17,636

Series 2015-H12, Class FA, 2.21%, 5/20/2065 (b)	7,319	7,322

Series 2015-H19, Class FN, 2.17%, 7/20/2065 (b)	11,973	11,960

Series 2015-H23, Class TA, 2.20%, 9/20/2065 (b)	15,041	15,041

GSAA Trust Series 2004-CW1, Class 1A1, 5.50%, 4/1/2034	609	646

GSR Mortgage Loan Trust Series 2004-10F, Class 7A1, 5.50%, 9/25/2034	211	219

Impac CMB Trust

Series 2004-3, Class 3A, 2.27%, 3/25/2034 (b)	6	6

Series 2004-6, Class 1A2, 2.41%, 10/25/2034 (b)	123	124

Series 2005-5, Class A1, 2.27%, 8/25/2035 (b)	726	728

IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A1, 3.81%, 3/25/2037 (b)	397	380

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

JP Morgan Mortgage Trust Series 2003-A1, Class 1A1, 3.64%, 10/25/2033 (b)	58	59

LHOME Mortgage Trust Series 2020-RTL1, Class A1, 3.23%, 10/25/2024 (c)	2,500	2,511

MASTR Adjustable Rate Mortgages Trust

Series 2004-13, Class 2A1, 4.58%, 4/21/2034 (b)	128	131

Series 2004-13, Class 3A7B, 3.48%, 11/21/2034 (b)	412	423

MASTR Seasoned Securitization Trust Series 2003-1, Class 3A2, 2.03%, 2/25/2033 (b)	57	52

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates

Series 2002-TBC1, Class B1, 2.66%, 9/15/2030 ‡ (b)	51	50

Series 2002-TBC1, Class B2, 3.06%, 9/15/2030 ‡ (b)	25	26

Series 2001-TBC1, Class B1, 2.54%, 11/15/2031 ‡ (b)	183	183

Merrill Lynch Mortgage Investors Trust

Series 2004-D, Class A1, 2.29%, 9/25/2029 (b)	224	222

Series 2004-1, Class 2A3, 3.65%, 12/25/2034 (b)	159	161

Metlife Securitization Trust

Series 2017-1A, Class A, 3.00%, 4/25/2055 (b) (c)	1,675	1,722

Series 2018-1A, Class A, 3.75%, 3/25/2057 (b) (c)	4,467	4,729

Morgan Stanley Dean Witter Capital I, Inc. Trust

Series 2003-HYB1, Class A4, 3.38%, 3/25/2033 (b)	123	123

Series 2003-HYB1, Class B1, 3.38%, 3/25/2033 ‡ (b)	94	68

Morgan Stanley Mortgage Loan Trust

Series 2004-3, Class 4A, 5.61%, 4/25/2034 (b)	1,320	1,440

Series 2004-5AR, Class 3A3, 3.89%, 7/25/2034 (b)	156	159

Series 2004-5AR, Class 3A5, 3.89%, 7/25/2034 (b)	878	895

Series 2004-11AR, Class 1A2A, 1.94%, 1/25/2035 (b)	348	339

MRFC Mortgage Pass-Through Trust Series 2002-TBC2, Class B1, 2.51%, 8/15/2032 ‡ (b)	84	82

NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3, Class AF, 2.08%, 2/25/2035 (b) (c)	865	758

SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

New Residential Mortgage Loan Trust Series 2018-4A, Class A1S, 2.38%, 1/25/2048 (b) (c)	3,655	3,640

Nomura Asset Acceptance Corp. Alternative Loan Trust

Series 2003-A3, Class A1, 5.50%, 8/25/2033 (a)	234	241

Series 2004-AR1, Class 5A1, 2.39%, 8/25/2034 (b)	5	5

Prime Mortgage Trust Series 2005-2, Class 2A1, 6.35%, 10/25/2032 (b)	355	366

RALI Trust Series 2003-QS16, Class A1, 5.00%, 8/25/2018	10	7

RFMSI Trust

Series 2005-SA2, Class 2A2, 4.45%, 6/25/2035 (b)	1,006	1,016

Series 2006-SA4, Class 2A1, 5.20%, 11/25/2036 (b)	398	382

Sequoia Mortgage Trust

Series 11, Class A, 2.55%, 12/20/2032 (b)	20	20

Series 2003-3, Class A2, 2.60%, 7/20/2033 (b)	109	107

Series 2004-11, Class A2, 2.56%, 12/20/2034 (b)	777	768

Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A1, 2.35%, 3/19/2034 (b)	62	62

Structured Asset Mortgage Investments Trust Series 2002-AR2, Class A3, 2.40%, 7/19/2032 (b)	471	408

Structured Asset Securities Corp. Mortgage Pass-Through Certificates

Series 2003-24A, Class 2A, 3.82%, 7/25/2033 (b)	713	735

Series 2003-40A, Class 4A, 3.99%, 1/25/2034 (b)	404	408

Thornburg Mortgage Securities Trust Series 2004-4, Class 5A, 3.46%, 12/25/2044 (b)	2,225	2,254

WaMu Mortgage Pass-Through Certificates Trust

Series 2004-AR3, Class A1, 4.47%, 6/25/2034 (b)	582	594

Series 2004-AR11, Class A, 4.22%, 10/25/2034 (b)	313	316

Total Collateralized Mortgage Obligations (Cost $484,002)		488,165

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 32.3%

Accredited Mortgage Loan Trust

Series 2003-3, Class A1, 5.21%, 1/25/2034 ‡ (a)	808	864

American Credit Acceptance Receivables Trust

Series 2018-3, Class B, 3.49%, 6/13/2022 (c)	337	337

Series 2020-1, Class B, 2.08%, 12/13/2023 (c)	3,133	3,148

American Express Credit Account Master Trust Series 2019-1, Class A, 2.87%, 10/15/2024	4,265	4,407

AmeriCredit Automobile Receivables Trust Series 2019-2, Class A3, 2.28%, 1/18/2024	9,000	9,131

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-7, Class M1, 2.90%, 8/25/2033 ‡ (b)	178	178

Amortizing Residential Collateral Trust Series 2002-BC9, Class M1, 3.28%, 12/25/2032 ‡ (b)	1,799	1,786

AMRESCO Residential Securities Corp. Mortgage Loan Trust

Series 1998-1, Class M1A, 2.27%, 1/25/2028 ‡ (b)	14	14

Series 1998-3, Class M1A, 2.26%, 9/25/2028 ‡ (b)	171	172

Avis Budget Rental Car Funding AESOP LLC

Series 2019-1A, Class A, 3.45%, 3/20/2023 (c)	1,429	1,480

Series 2019-3A, Class A, 2.36%, 3/20/2026 (c)	10,490	10,825

B2R Mortgage Trust Series 2015-2, Class A, 3.34%, 11/15/2048 (c)	502	503

Bank of The West Auto Trust Series 2017-1, Class A3, 2.11%, 1/15/2023 (c)	1,106	1,111

Bear Stearns Asset-Backed Securities I Trust Series 2005-HE1, Class M2, 2.87%, 1/25/2035 ‡ (b)	1,139	1,143

Bear Stearns Asset-Backed Securities Trust Series 2003-SD1, Class A, 2.53%, 12/25/2033 ‡ (b)	570	561

BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A, 3.28%, 9/26/2033 (c)	3,348	3,486

Business Jet Securities LLC

Series 2018-2, Class A, 4.45%, 6/15/2033 (c)	3,466	3,559

Series 2019-1, Class A, 4.21%, 7/15/2034 (c)	7,022	7,226

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	251

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

BXG Receivables Note Trust Series 2018-A, Class A, 3.77%, 2/2/2034 (c)	2,618	2,768

Carvana Auto Receivables Trust

Series 2019-1A, Class A3, 3.08%, 11/15/2022 (c)	4,630	4,666

Series 2019-2A, Class A3, 2.58%, 3/15/2023 (c)	8,000	8,073

Series 2019-3A, Class B, 2.51%, 4/15/2024 (c)	3,340	3,398

Centex Home Equity Loan Trust Series 2002-A, Class MV1, 2.48%, 1/25/2032 ‡ (b)	129	128

CIG Auto Receivables Trust

Series 2017-1A, Class A, 2.71%, 5/15/2023 (c)	109	109

Series 2019-1A, Class A, 3.33%, 8/15/2024 (c)	2,045	2,065

CNH Equipment Trust Series 2019-C, Class A3, 2.01%, 12/16/2024	4,200	4,262

Colony American Finance Ltd. (Cayman Islands) Series 2016-1, Class A, 2.54%, 6/15/2048 (c)	578	579

CoreVest American Finance Trust Series 2019-1, Class A, 3.32%, 3/15/2052 (c)	3,390	3,585

Countrywide Asset-Backed Certificates

Series 2003-BC2, Class 2A1, 2.23%, 6/25/2033 ‡ (b)	113	109

Series 2003-BC5, Class M1, 2.68%, 9/25/2033 ‡ (b)	60	61

Series 2004-S1, Class M2, 5.58%, 2/25/2035 ‡ (a)	32	32

CPS Auto Receivables Trust

Series 2017-D, Class B, 2.43%, 1/18/2022 (c)	363	363

Series 2020-A, Class B, 2.36%, 2/15/2024 (c)	2,080	2,105

Credit Acceptance Auto Loan Trust Series 2017-2A, Class B, 3.02%, 4/15/2026 (c)	5,489	5,524

CWHEQ Revolving Home Equity Loan Trust

Series 2005-E, Class 2A, 1.88%, 11/15/2035 ‡ (b)	132	127

Series 2005-M, Class A1, 1.90%, 2/15/2036 ‡ (b)	565	550

Diamond Resorts Owner Trust

Series 2018-1, Class A, 3.70%, 1/21/2031 (c)	1,135	1,181

Series 2019-1A, Class A, 2.89%, 2/20/2032 (c)	6,887	7,051

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Discover Card Execution Note Trust

Series 2019-A2, Class A, 1.93%, 12/15/2023 (b)	4,097	4,101

Series 2019-A1, Class A1, 3.04%, 7/15/2024	3,160	3,267

Drive Auto Receivables Trust

Series 2018-3, Class B, 3.37%, 9/15/2022	219	219

Series 2019-1, Class A3, 3.18%, 10/17/2022	2,405	2,409

Series 2018-4, Class B, 3.36%, 10/17/2022	818	819

Series 2019-2, Class A3, 3.04%, 3/15/2023	2,115	2,127

Series 2019-4, Class B, 2.23%, 1/16/2024	2,210	2,236

Exeter Automobile Receivables Trust

Series 2018-2A, Class B, 3.27%, 5/16/2022 (c)	526	527

Series 2019-3A, Class A, 2.59%, 9/15/2022 (c)	3,410	3,421

Series 2017-3A, Class B, 2.81%, 9/15/2022 (c)	3,683	3,699

Series 2019-4A, Class B, 2.30%, 12/15/2023 (c)	5,220	5,264

Series 2019-1A, Class C, 3.82%, 12/16/2024 (c)	2,365	2,426

First Franklin Mortgage Loan Trust

Series 2002-FF1, Class M1, 2.68%, 4/25/2032 ‡ (b)	98	94

Series 2002-FF4, Class M1, 3.20%, 2/25/2033 ‡ (b)	578	473

Series 2003-FFH1, Class M2, 4.25%, 9/25/2033 ‡ (b)	254	245

Series 2004-FF8, Class M4, 3.23%, 10/25/2034 ‡ (b)	218	159

Flagship Credit Auto Trust Series 2017-2, Class B, 2.57%, 4/15/2023 (c)	1,260	1,262

Ford Credit Auto Lease Trust Series 2017-B, Class A4, 2.17%, 2/15/2021	7	7

FORT CRE LLC Series 2018-1A, Class A1, 2.98%, 11/16/2035 (b) (c)	5,000	5,000

FREED ABS Trust

Series 2018-2, Class A, 3.99%, 10/20/2025 (c)	1,312	1,324

Series 2019-1, Class A, 3.42%, 6/18/2026 (c)	1,118	1,123

Series 2020-FP1, Class A, 2.52%, 3/18/2027 (c)	4,370	4,385

Fremont Home Loan Trust Series 2005-C, Class M2, 2.36%, 7/25/2035 ‡ (b)	2,997	3,000

GLS Auto Receivables Issuer Trust Series 2019-1A, Class A, 3.37%, 1/17/2023 (c)	894	901

SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

GLS Auto Receivables Trust

Series 2018-1A, Class A, 2.82%, 7/15/2022 (c)	1,625	1,631

Series 2018-3A, Class A, 3.35%, 8/15/2022 (c)	846	850

Series 2018-2A, Class B, 3.71%, 3/15/2023 (c)	2,105	2,136

GM Financial Automobile Leasing Trust Series 2018-1, Class A4, 2.68%, 12/20/2021	1,666	1,672

GM Financial Consumer Automobile Receivables Trust Series 2019-1, Class A3, 2.97%, 11/16/2023	3,345	3,412

Goodgreen (Cayman Islands)

Series 2018-1A, Class A, 3.93%, 10/15/2053 (b) (c)	4,157	4,463

Series 2019-1A, Class A, 3.86%, 10/15/2054 (c)	3,070	3,283

Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053 (c)	2,559	2,672

GreenPoint Mortgage Funding Trust Series 2005-HE3, Class A, 1.84%, 9/15/2030 ‡ (b)	23	23

HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (c)	2,116	2,227

Hertz Fleet Lease Funding LP Series 2018-1, Class A2, 3.23%, 5/10/2032 (c)	1,167	1,176

Hertz Vehicle Financing II LP Series 2017-2A, Class A, 3.29%, 10/25/2023 (c)	2,601	2,707

Hertz Vehicle Financing LLC Series 2018-2A, Class A, 3.65%, 6/27/2022 (c)	4,132	4,239

Hilton Grand Vacations Trust Series 2018-AA, Class A, 3.54%, 2/25/2032 (c)	1,327	1,389

Irwin Home Equity Loan Trust Series 2004-1, Class 1A1, 1.95%, 12/25/2024 ‡ (b)	2	2

Kabbage Funding LLC Series 2019-1, Class A, 3.83%, 3/15/2024 (c)	4,900	4,998

Lehman Home Equity Loan Trust Series 1998-1, Class A1, 7.00%, 5/25/2028 ‡	3	1

Lendmark Funding Trust

Series 2019-1A, Class A, 3.00%, 12/20/2027 (c)	8,400	8,612

Series 2019-2A, Class A, 2.78%, 4/20/2028 (c)	6,003	6,137

Long Beach Mortgage Loan Trust Series 2004-1, Class M3, 2.68%, 2/25/2034 ‡ (b)	114	114

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Marlette Funding Trust

Series 2018-2A, Class A, 3.06%, 7/17/2028 (c)	62	62

Series 2019-1A, Class A, 3.44%, 4/16/2029 (c)	1,698	1,719

Series 2019-2A, Class A, 3.13%, 7/16/2029 (c)	1,552	1,569

Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4, 3.25%, 10/15/2024	840	859

Morgan Stanley ABS Capital I, Inc. Trust Series 2005-WMC4, Class M5, 2.60%, 4/25/2035 ‡ (b)	4,128	4,156

New Century Home Equity Loan Trust

Series 2003-5, Class AII, 2.43%, 11/25/2033 ‡ (b)	178	160

Nissan Auto Lease Trust

Series 2017-B, Class A4, 2.17%, 12/15/2021	895	895

Series 2018-A, Class A4, 3.35%, 9/15/2023	2,685	2,737

Ocwen Master Advance Receivables Trust Series 2019-T2, Class AT2, 2.42%, 8/15/2051 (c)	2,365	2,395

OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (c)	2,076	2,083

OneMain Direct Auto Receivables Trust

Series 2017-2A, Class B, 2.55%, 11/14/2023 (c)	4,416	4,422

Series 2018-1A, Class A, 3.43%, 12/16/2024 (c)	3,277	3,331

Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 6/8/2023 (c)	2,750	2,754

Oportun Funding VII LLC Series 2017-B, Class A, 3.22%, 10/10/2023 (c)	2,130	2,137

Oportun Funding X LLC Series 2018-C, Class A, 4.10%, 10/8/2024 (c)	2,503	2,595

Pretium Mortgage Credit Partners I LLC Series 2018-NPL4, Class A1, 4.83%, 9/25/2058 ‡ (a) (c)	2,198	2,219

Progress Residential Trust

Series 2015-SFR3, Class A, 3.07%, 11/12/2032 ‡ (c)	5,447	5,451

Series 2017-SFR1, Class A, 2.77%, 8/17/2034 (c)	996	1,010

Series 2018-SFR1, Class A, 3.26%, 3/17/2035 (c)	2,792	2,840

Series 2019-SFR1, Class A, 3.42%, 8/17/2035 (c)	9,500	9,831

Series 2018-SFR2, Class A, 3.71%, 8/17/2035 ‡ (c)	5,525	5,670

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	253

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2018-SFR3, Class A, 3.88%, 10/17/2035 (c)	4,997	5,162

Series 2019-SFR2, Class A, 3.15%, 5/17/2036 (c)	7,000	7,219

Series 2019-SFR4, Class A, 2.69%, 10/17/2036 (c)	8,500	8,731

Prosper Marketplace Issuance Trust Series 2019-1A, Class A, 3.54%, 4/15/2025 (c)	349	351

RASC Trust Series 2003-KS4, Class MI2, 5.51%, 6/25/2033 ‡ (a)	523	482

Santander Retail Auto Lease Trust Series 2019-A, Class A3, 2.77%, 6/20/2022 (c)	6,060	6,182

Sierra Timeshare Receivables Funding LLC Series 2019-2A, Class A, 2.59%, 5/20/2036 (c)	1,946	1,974

SoFi Consumer Loan Program LLC

Series 2016-1, Class A, 3.26%, 8/25/2025 (c)	552	559

Series 2016-3, Class A, 3.05%, 12/26/2025 (c)	154	154

Series 2017-1, Class A, 3.28%, 1/26/2026 (c)	213	213

Series 2017-3, Class A, 2.77%, 5/25/2026 (c)	305	308

Series 2017-4, Class A, 2.50%, 5/26/2026 (c)	412	414

Series 2017-5, Class A2, 2.78%, 9/25/2026 (c)	2,219	2,235

SoFi Consumer Loan Program Trust

Series 2018-3, Class A2, 3.67%, 8/25/2027 (c)	5,250	5,322

Series 2019-1, Class A, 3.24%, 2/25/2028 (c)	1,071	1,082

SoFi Professional Loan Program LLC

Series 2016-B, Class A1, 2.83%, 6/25/2033 (b) (c)	466	470

Series 2015-B, Class A1, 2.68%, 4/25/2035 (b) (c)	417	419

Series 2015-C, Class A1, 2.68%, 8/27/2035 (b) (c)	313	314

Series 2017-E, Class A1, 2.13%, 11/26/2040 (b) (c)	498	498

SoFi Professional Loan Program Trust Series 2018-B, Class A2FX, 3.34%, 8/25/2047 (c)	4,574	4,743

Structured Asset Investment Loan Trust

Series 2003-BC2, Class A3, 2.33%, 4/25/2033 ‡ (b)	56	55

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Synchrony Card Funding LLC Series 2019-A2, Class A, 2.34%, 6/15/2025	5,800	5,946

Synchrony Credit Card Master Note Trust Series 2017-2, Class A, 2.62%, 10/15/2025	3,077	3,183

Tesla Auto Lease Trust

Series 2018-B, Class A, 3.71%, 8/20/2021 (c)	3,013	3,062

Series 2019-A, Class A2, 2.13%, 4/20/2022 (c)	8,000	8,079

Towd Point Mortgage Trust Series 2018-4, Class A1, 3.00%, 6/25/2058 ‡ (b) (c)	6,309	6,581

Tricon American Homes Trust

Series 2016-SFR1, Class A, 2.59%, 11/17/2033 ‡ (c)	4,301	4,338

Series 2019-SFR1, Class A, 2.75%, 3/17/2038 (c)	3,293	3,433

US Auto Funding LLC Series 2019-1A, Class A, 3.61%, 4/15/2022 (c)	1,646	1,655

Vericrest Opportunity Loan Trust

Series 2019-NPL4, Class A1A, 3.35%, 8/25/2049 ‡ (a) (c)	4,813	4,814

Series 2019-NPL5, Class A1A, 3.35%, 9/25/2049 ‡ (a) (c)	5,169	5,194

Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 ‡ (a) (c)	8,070	8,121

Verizon Owner Trust

Series 2017-3A, Class A1B, 1.92%, 4/20/2022 (b) (c)	2,075	2,076

Series 2018-A, Class A1A, 3.23%, 4/20/2023	2,405	2,458

Series 2019-B, Class A1A, 2.33%, 12/20/2023	9,000	9,167

VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047 ‡ (a) (c)	2,050	2,054

VOLT LXXX LLC Series 2019-NPL6, Class A1A, 3.23%, 10/25/2049 ‡ (a) (c)	7,118	7,140

VOLT LXXXIII LLC Series 2019-NPL9, Class A1A, 3.33%, 11/26/2049 ‡ (a) (c)	3,653	3,678

VOLT LXXXIV LLC Series 2019-NP10, Class A1A, 3.43%, 12/27/2049 ‡ (a) (c)	6,000	6,034

VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050 ‡ (a) (c)	5,442	5,466

VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 (a) (c)	7,798	7,832

VOLT LXXXVIII LLC Series 2020-NPL4, Class A1, 2.98%, 3/25/2050 (a) (c)	6,000	6,039

Westgate Resorts LLC Series 2016-1A, Class A, 3.50%, 12/20/2028 (c)	1,017	1,021

World Financial Network Credit Card Master Trust Series 2018-B, Class A, 3.46%, 7/15/2025	8,158	8,423

Total Asset-Backed Securities (Cost $411,021)		418,475

SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 9.4%

Banks — 3.6%

Bank of America Corp. (ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (e)	1,724	1,786

Barclays plc (United Kingdom) 2.88%, 6/8/2020	3,169	3,169

Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 3 Month + 0.66%), 2.55%, 9/13/2023 (e)	3,000	3,039

Capital One NA 2.15%, 9/6/2022	2,300	2,323

Citigroup, Inc. (ICE LIBOR USD 3 Month + 1.07%), 2.95%, 12/8/2021 (e)	4,000	4,044

Federation des Caisses Desjardins du Quebec (Canada) (ICE LIBOR USD 3 Month + 0.33%), 2.10%, 10/30/2020 (c) (e)	5,000	5,011

HSBC USA, Inc. 9.30%, 6/1/2021	2,000	2,177

Mitsubishi UFJ Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 1.06%), 2.95%, 9/13/2021 (e)	3,000	3,037

Mizuho Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 1.14%), 3.03%, 9/13/2021 (e)	3,000	3,037

(ICE LIBOR USD 3 Month + 0.94%), 2.55%, 2/28/2022 (e)	4,000	4,047

Sumitomo Mitsui Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 0.97%), 2.81%, 1/11/2022 (e) (f)	3,000	3,035

Wells Fargo & Co. (ICE LIBOR USD 3 Month + 0.73%), 2.16%, 2/11/2026 (e)	6,400	6,477

Wells Fargo Bank NA (ICE LIBOR USD 3 Month + 0.66%), 2.54%, 9/9/2022 (e)	6,000	6,046

		47,228

Biotechnology — 0.7%

AbbVie, Inc. (ICE LIBOR USD 3 Month + 0.65%), 2.35%, 11/21/2022 (c) (e)	8,500	8,581

Capital Markets — 0.3%

Goldman Sachs Group, Inc. (The) (ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (e)	1,000	1,027

Morgan Stanley 2.50%, 4/21/2021	2,925	2,957

		3,984

Chemicals — 0.2%

Mosaic Co. (The) 3.25%, 11/15/2022	2,559	2,661

Consumer Finance — 1.2%

American Honda Finance Corp. (ICE LIBOR USD 3 Month + 0.61%), 2.50%, 9/9/2021 (e)	3,000	3,023

Capital One Financial Corp. (ICE LIBOR USD 3 Month + 0.45%), 2.22%, 10/30/2020 (e)	5,000	5,004

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued

General Motors Financial Co., Inc. (ICE LIBOR USD 3 Month + 1.55%), 3.39%, 1/14/2022 (e)	4,000	4,045

Toyota Motor Credit Corp. (ICE LIBOR USD 3 Month + 0.69%), 2.54%, 1/11/2022 (e)	4,000	4,039

		16,111

Diversified Financial Services — 0.3%

Shell International Finance BV (Netherlands) (ICE LIBOR USD 3 Month + 0.45%), 2.18%, 5/11/2020 (e)	4,000	4,004

Diversified Telecommunication Services — 0.1%

AT&T, Inc. 2.45%, 6/30/2020	1,314	1,315

Electric Utilities — 0.2%

Florida Power & Light Co. (ICE LIBOR USD 3 Month + 0.40%), 2.14%, 5/6/2022 (e)	3,030	3,026

Health Care Providers & Services — 0.3%

CVS Health Corp. (ICE LIBOR USD 3 Month + 0.72%), 2.61%, 3/9/2021 (e)	3,500	3,510

Insurance — 0.6%

Chubb INA Holdings, Inc. 2.30%, 11/3/2020	880	884

Metropolitan Life Global Funding I (SOFR + 0.57%), 2.17%, 9/7/2020 (c) (e)	6,000	6,010

New York Life Global Funding 2.00%, 4/13/2021 (c)	1,234	1,245

		8,139

IT Services — 0.6%

International Business Machines Corp. 2.80%, 5/13/2021	3,250	3,313

Western Union Co. (The) 3.60%, 3/15/2022	3,700	3,851

		7,164

Media — 0.2%

Comcast Corp. (ICE LIBOR USD 3 Month + 0.44%), 2.35%, 10/1/2021 (e)	2,550	2,561

Oil, Gas & Consumable Fuels — 0.4%

CNOOC Finance 2015 Australia Pty. Ltd. (China) 2.63%, 5/5/2020	2,882	2,886

Phillips 66 Partners LP 2.45%, 12/15/2024	1,585	1,606

		4,492

Road & Rail — 0.2%

Ryder System, Inc. 2.50%, 5/11/2020	2,210	2,210

Semiconductors & Semiconductor Equipment — 0.2%

Texas Instruments, Inc. 1.75%, 5/1/2020	2,753	2,753

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	255

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Wireless Telecommunication Services — 0.3%

Vodafone Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.99%), 2.83%, 1/16/2024 (e)	3,600	3,634

Total Corporate Bonds (Cost $120,196)		121,373

Commercial Mortgage-Backed Securities — 7.1%

20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035 (b) (c)	3,291	3,443

A10 Term Asset Financing LLC Series 2017-1A, Class A2, 2.65%, 3/15/2036 (c)	309	309

BAMLL Commercial Mortgage Securities Trust

Series 2015-200P, Class A, 3.22%, 4/14/2033 (c)	3,500	3,760

Series 2018-DSNY, Class A, 2.51%, 9/15/2034 (b) (c)	6,000	5,981

Bayview Commercial Asset Trust

Series 2004-3, Class A2, 2.26%, 1/25/2035 (b) (c)	172	171

Series 2005-2A, Class A2, 1.98%, 8/25/2035 (b) (c)	709	682

Series 2005-2A, Class M1, 2.06%, 8/25/2035 ‡ (b) (c)	142	136

Series 2007-3, Class A2, 1.92%, 7/25/2037 (b) (c)	707	668

BBCMS Trust Series 2015-VFM, Class A1, 2.47%, 3/10/2036 (c)	1,879	1,921

BHMS Series 2018-ATLS, Class A, 2.91%, 7/15/2035 (b) (c)	6,000	6,003

BX Commercial Mortgage Trust Series 2018-IND, Class A, 2.41%, 11/15/2035 (b) (c)	2,262	2,261

BXMT Ltd. Series 2017-FL1, Class A, 2.53%, 6/15/2035 (b) (c)	2,063	2,059

Commercial Mortgage Trust Series 2020-CBM, Class A1, 2.24%, 2/10/2037 (c)	12,200	12,320

Exantas Capital Corp. Ltd. (Cayman Islands) Series 2018-RSO6, Class A, 2.49%, 6/15/2035 (b) (c)	429	427

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KL3W, Class AFLW, 2.11%, 8/25/2025 (b)	10,000	10,016

Series K086, Class A1, 3.67%, 12/25/2028	1,823	2,010

Series Q007, Class APT2, 3.33%, 10/25/2047 (b)	4,290	4,502

FNMA ACES Series 2017-M15, Class ATS1, 2.99%, 11/25/2027	4,319	4,525

Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (c)	5,000	5,379

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054 (c)	5,000	5,195

One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 2/10/2032 (c)	5,000	5,219

PFP Ltd. (Cayman Islands) Series 2019-5, Class A, 2.62%, 4/14/2036 (b) (c)	2,485	2,484

UBS Commercial Mortgage Trust

Series 2018-C10, Class A1, 3.18%, 5/15/2051	5,053	5,181

Series 2018-C14, Class A2, 4.26%, 12/15/2051	6,346	6,910

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (c)	1,155	1,197

Total Commercial Mortgage-Backed Securities (Cost $90,472)		92,759

Mortgage-Backed Securities — 6.2%

FHLMC

Pool # 645083, ARM, 3.09%, 12/1/2021 (b)	4	4

Pool # 846013, ARM, 4.73%, 6/1/2022 (b)	2	2

Pool # 611299, ARM, 4.66%, 1/1/2023 (b)	49	51

Pool # 611203, ARM, 4.72%, 1/1/2023 (b)	2	2

Pool # 845297, ARM, 4.05%, 2/1/2023 (b)	7	7

Pool # 846144, ARM, 4.25%, 6/1/2025 (b)	4	4

Pool # 785866, ARM, 3.94%, 12/1/2026 (b)	2	2

Pool # 755248, ARM, 4.32%, 12/1/2026 (b)	93	96

Pool # 611141, ARM, 4.15%, 1/1/2027 (b)	18	19

Pool # 788688, ARM, 4.43%, 8/1/2027 (b)	80	82

Pool # 788665, ARM, 4.28%, 11/1/2027 (b)	15	15

Pool # 846774, ARM, 4.38%, 12/1/2027 (b)	38	39

Pool # 788664, ARM, 4.62%, 7/1/2028 (b)	19	19

Pool # 786902, ARM, 4.10%, 10/1/2029 (b)	9	9

Pool # 846716, ARM, 4.40%, 12/1/2029 (b)	2	2

Pool # 645242, ARM, 4.39%, 1/1/2030 (b)	8	9

Pool # 846812, ARM, 4.32%, 4/1/2030 (b)	8	9

Pool # 611278, ARM, 4.68%, 7/1/2030 (b)	128	133

Pool # 847263, ARM, 4.39%, 4/1/2032 (b)	74	78

FHLMC Gold Pools, 30 Year

Pool # C00387, 9.00%, 2/1/2025	4	4

Pool # C35263, 7.50%, 5/1/2028	3	3

Pool # G00981, 8.50%, 7/1/2028	8	9

FHLMC Gold Pools, Other Pool # U49009, 3.00%, 8/1/2028	2,976	3,099

FHLMC UMBS, 30 Year Pool # RA2012, 3.50%, 1/1/2050	8,989	9,394

FNMA

Pool # 116590, ARM, 3.50%, 12/1/2020 (b)	1	1

Pool # 124510, ARM, 4.07%, 11/1/2021 (b)	1	1

SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 241828, ARM, 4.25%, 11/1/2023 (b)	6		6

Pool # 276617, ARM, 3.60%, 4/1/2024 (b)	7		7

Pool # 323269, ARM, 4.36%, 1/1/2025 (b)	121		125

Pool # 326092, ARM, 3.73%, 7/1/2025 (b)	—	(d)	1

Pool # 313555, ARM, 3.85%, 6/1/2026 (b)	1		1

Pool # 423291, ARM, 4.39%, 8/1/2026 (b)	47		48

Pool # 70179, ARM, 3.54%, 7/1/2027 (b)	5		5

Pool # 535984, ARM, 4.66%, 12/1/2028 (b)	18		18

Pool # 576757, ARM, 4.04%, 3/1/2029 (b)	19		19

Pool # 323798, ARM, 3.81%, 5/1/2029 (b)	3		3

Pool # 540206, ARM, 4.40%, 5/1/2030 (b)	24		25

Pool # 594577, ARM, 4.58%, 11/1/2030 (b)	33		33

Pool # 124945, ARM, 4.18%, 1/1/2031 (b)	2		2

Pool # 555563, ARM, 3.92%, 5/1/2033 (b)	101		107

Pool # 725111, ARM, 4.11%, 9/1/2033 (b)	44		46

Pool # 788301, ARM, 4.20%, 2/1/2034 (b)	63		66

Pool # 545182, ARM, 4.35%, 3/1/2038 (b)	8		8

FNMA UMBS, 15 Year Pool # AD1969, 4.00%, 2/1/2025	1,045		1,097

FNMA UMBS, 20 Year

Pool # 254911, 5.00%, 10/1/2023	741		800

Pool # MA1338, 3.00%, 2/1/2033	2,143		2,242

Pool # MA1401, 3.00%, 4/1/2033	825		860

Pool # MA1490, 3.00%, 7/1/2033	2,689		2,813

FNMA UMBS, 30 Year

Pool # 50748, 7.50%, 6/1/2023	1		1

Pool # 331955, 7.50%, 11/1/2024	11		11

Pool # 567874, 7.50%, 10/1/2030	27		27

Pool # 995724, 6.00%, 4/1/2039	331		390

Pool # AD0588, 5.00%, 12/1/2039	1,513		1,735

Pool # AD9721, 5.50%, 8/1/2040	500		558

Pool # BM3048, 4.00%, 10/1/2042	5,887		6,539

Pool # AS4592, 4.00%, 2/1/2045	7,995		8,717

Pool # BM5560, 4.00%, 1/1/2046	7,365		8,175

Pool # CA0411, 4.00%, 9/1/2047	7,061		7,864

Pool # CA2489, 4.50%, 10/1/2048	4,264		4,565

Pool # MA3496, 4.50%, 10/1/2048	4,112		4,407

Pool # MA3564, 4.50%, 1/1/2049	4,495		4,797

Pool # MA3803, 3.50%, 10/1/2049 (g)	5,782		6,011

FNMA, 30 Year

Pool # 345876, 8.50%, 10/1/2024	4		4

Pool # 595470, 7.00%, 3/1/2027	7		7

Pool # 421016, 8.00%, 11/1/2027	3		3

FNMA, Other

Pool # 570566, 12.00%, 11/1/2030	49		53

Pool # BK7908, 4.00%, 11/1/2048	4,510		4,746

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GNMA I, 15 Year Pool # 723171, 4.50%, 10/15/2024	642	666

GNMA I, 30 Year

Pool # 378315, 7.00%, 6/15/2024	4	4

Pool # 780029, 9.00%, 11/15/2024	1	1

Pool # 781090, 9.50%, 7/15/2025	6	6

Pool # 412336, 8.00%, 10/15/2027	6	6

GNMA II, 30 Year

Pool # 314478, 7.85%, 12/20/2021	3	3

Pool # 314483, 7.40%, 2/20/2022	5	5

Pool # 314500, 7.40%, 3/20/2022	7	7

Pool # 334396, 7.25%, 8/20/2022	8	8

Pool # 1429, 7.50%, 10/20/2023	3	3

Pool # 2036, 8.00%, 7/20/2025	9	9

Pool # 2270, 8.00%, 8/20/2026	11	13

Total Mortgage-Backed Securities (Cost $78,123)		80,766

	SHARES (000)
Short-Term Investments — 7.4%

Investment Companies — 7.4%

JPMorgan Prime Money Market Fund Class Institutional Shares, 1.62% (h) (i) (Cost $95,507)	95,486	95,534

Investment of Cash Collateral from Securities Loaned — 0.0% (j)

JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.51% (h) (i) (Cost $8)	8	8

Total Short-Term Investments (Cost $95,515)		95,542

Total Investments — 100.0% (Cost $1,279,329)		1,297,080
Other Assets Less Liabilities — 0.0% (j)		25

NET ASSETS — 100.0%		1,297,105

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 29, 2020.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	257

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of February 29, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 29, 2020.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 29, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(d)	Amount rounds to less than one thousand.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2020.
(f)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 is approximately $8,000.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of February 29, 2020.
(j)	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — 53.9%

FHLMC

Pool # 645242, ARM, 4.39%, 1/1/2030 (a)	5		6

Pool # 781087, ARM, 3.98%, 12/1/2033 (a)	65		68

Pool # 1B1665, ARM, 4.69%, 4/1/2034 (a)	34		35

Pool # 782979, ARM, 3.88%, 1/1/2035 (a)	79		84

Pool # 1B2844, ARM, 4.27%, 3/1/2035 (a)	39		41

Pool # 1Q0007, ARM, 4.12%, 12/1/2035 (a)	51		54

Pool # 972200, ARM, 3.98%, 3/1/2036 (a)	62		66

Pool # 1J1380, ARM, 4.77%, 3/1/2036 (a)	48		52

Pool # 1H2618, ARM, 4.76%, 5/1/2036 (a)	42		44

Pool # 1G2557, ARM, 4.88%, 6/1/2036 (a)	135		143

Pool # 1A1085, ARM, 3.79%, 8/1/2036 (a)	70		73

Pool # 1Q0105, ARM, 4.34%, 9/1/2036 (a)	50		52

Pool # 1A1096, ARM, 3.85%, 10/1/2036 (a)	126		131

Pool # 1N0249, ARM, 3.90%, 10/1/2036 (a)	18		19

Pool # 1B7163, ARM, 3.94%, 10/1/2036 (a)	3		3

Pool # 1J1348, ARM, 4.21%, 10/1/2036 (a)	114		122

Pool # 1G2671, ARM, 3.65%, 11/1/2036 (a)	69		73

Pool # 1J1378, ARM, 3.76%, 11/1/2036 (a)	76		80

Pool # 1Q0737, ARM, 4.05%, 11/1/2036 (a)	75		78

Pool # 782760, ARM, 4.35%, 11/1/2036 (a)	149		159

Pool # 1G1386, ARM, 3.93%, 12/1/2036 (a)	27		28

Pool # 1J0282, ARM, 3.88%, 2/1/2037 (a)	44		47

Pool # 1J1516, ARM, 4.22%, 2/1/2037 (a)	22		24

Pool # 1G1555, ARM, 4.58%, 2/1/2037 (a)	30		32

Pool # 1J1543, ARM, 5.48%, 2/1/2037 (a)	12		12

Pool # 1Q0739, ARM, 3.89%, 3/1/2037 (a)	132		138

Pool # 1Q0697, ARM, 3.67%, 5/1/2037 (a)	60		63

Pool # 1B3485, ARM, 4.53%, 7/1/2037 (a)	15		16

Pool # 1G2229, ARM, 4.22%, 9/1/2037 (a)	40		43

Pool # 1K0134, ARM, 4.49%, 10/1/2037 (a)	16		17

Pool # 1Q0722, ARM, 4.59%, 4/1/2038 (a)	50		54

Pool # 1Q0789, ARM, 4.67%, 5/1/2038 (a)	26		28

FHLMC Gold Pools, 15 Year

Pool # G13753, 5.50%, 2/1/2021	2		2

Pool # G13073, 6.00%, 7/1/2021	2		2

Pool # G13012, 6.00%, 3/1/2022	—	(b)	—	(b)

Pool # G12825, 6.50%, 3/1/2022	7		6

Pool # G12978, 5.50%, 12/1/2022	68		70

FHLMC Gold Pools, 20 Year

Pool # C91042, 5.50%, 5/1/2027	294		320

Pool # C91158, 6.50%, 1/1/2028	237		264

Pool # C91180, 5.50%, 3/1/2028	109		118

Pool # D98938, 4.00%, 2/1/2032	881		950

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

FHLMC Gold Pools, 30 Year

Pool # D53146, 6.50%, 5/1/2024	1		2

Pool # C18115, 6.00%, 11/1/2028	1		1

Pool # C00701, 6.50%, 1/1/2029	27		30

Pool # G03029, 6.00%, 10/1/2029	51		57

Pool # C68485, 7.00%, 7/1/2032	20		23

Pool # G01448, 7.00%, 8/1/2032	41		48

Pool # C75791, 5.50%, 1/1/2033	125		141

Pool # C01735, 4.00%, 10/1/2033	77		82

Pool # A13625, 5.50%, 10/1/2033	288		331

Pool # A16253, 6.00%, 11/1/2033	29		33

Pool # A16843, 6.00%, 12/1/2033	79		90

Pool # A24712, 6.50%, 7/1/2034	55		61

Pool # A28796, 6.50%, 11/1/2034	103		121

Pool # A46417, 7.00%, 4/1/2035	260		316

Pool # A46987, 5.50%, 7/1/2035	574		647

Pool # A80290, 5.00%, 11/1/2035	630		710

Pool # G05713, 6.50%, 12/1/2035	540		623

Pool # A54679, 6.50%, 6/1/2036	36		41

Pool # C02637, 7.00%, 10/1/2036	151		175

Pool # C02660, 6.50%, 11/1/2036	103		120

Pool # G04077, 6.50%, 3/1/2038	175		207

Pool # G05190, 7.50%, 9/1/2038	25		29

Pool # C03466, 5.50%, 3/1/2040	154		177

Pool # A93511, 5.00%, 8/1/2040	1,586		1,784

Pool # G06493, 4.50%, 5/1/2041	2,108		2,324

Pool # G60039, 3.00%, 4/1/2043	6,909		7,256

Pool # G60105, 5.00%, 6/1/2044	3,258		3,662

Pool # Q37784, 3.50%, 12/1/2045	1,921		2,031

Pool # Q39412, 3.50%, 3/1/2046	1,524		1,612

Pool # Q40797, 3.50%, 5/1/2046	2,436		2,572

Pool # Q40922, 3.50%, 6/1/2046	1,228		1,297

Pool # Q42079, 3.50%, 7/1/2046	1,895		1,999

Pool # Q61709, 4.50%, 2/1/2049	4,485		4,801

Pool # Q62088, 4.50%, 2/1/2049	1,095		1,207

FHLMC Gold Pools, Other

Pool # G80208, Class 360, 10.50%, 7/20/2021	—	(b)	—	(b)

Pool # G20027, 10.00%, 10/1/2030	13		14

Pool # B90491, 7.50%, 1/1/2032	164		188

Pool # U80047, 4.00%, 9/1/2032	945		1,012

Pool # U80068, 3.50%, 10/1/2032	773		817

Pool # U80125, 3.50%, 1/1/2033	1,855		1,966

Pool # U80173, 3.50%, 1/1/2033	1,822		1,930

Pool # U80265, 3.50%, 4/1/2033	2,233		2,366

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	259

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # L10221, 6.00%, 1/1/2034	46	48

Pool # L10224, 6.00%, 12/1/2034	122	131

Pool # H00158, 6.00%, 4/1/2036	217	223

Pool # L10291, 6.50%, 11/1/2036	328	378

Pool # P51353, 6.50%, 11/1/2036	125	142

Pool # P50595, 6.50%, 12/1/2036	461	534

Pool # P51361, 6.50%, 12/1/2036	106	126

Pool # G20028, 7.50%, 12/1/2036	193	218

Pool # G80365, 6.50%, 10/17/2038	159	182

Pool # U90690, 3.50%, 6/1/2042	6,710	7,148

Pool # U90975, 4.00%, 6/1/2042	4,056	4,373

Pool # T65101, 4.00%, 10/1/2042	1,172	1,232

Pool # U90378, 4.00%, 11/1/2042	5,693	6,134

Pool # U90542, 4.00%, 12/1/2042	2,748	2,965

Pool # U91449, 4.00%, 5/1/2043	4,870	5,254

Pool # U99051, 3.50%, 6/1/2043	1,027	1,095

Pool # U99134, 4.00%, 1/1/2046	2,721	2,942

Pool # U69030, 4.50%, 1/1/2046	2,234	2,454

Pool # U69039, 4.00%, 2/1/2046	4,738	5,157

FHLMC UMBS, 30 Year

Pool # RA1617, 3.50%, 8/1/2049	6,902	7,208

Pool # RA1623, 4.00%, 9/1/2049	5,769	6,169

Pool # QA5403, 4.00%, 11/1/2049	1,193	1,287

Pool # QA5096, 4.00%, 12/1/2049	6,483	6,902

Pool # QA5982, 4.00%, 12/1/2049	1,077	1,163

Pool # RA2008, 4.00%, 1/1/2050	7,949	8,565

Pool # QA7351, 3.00%, 2/1/2050 (c)	8,706	9,065

FNMA

Pool # 470623, ARM, 2.46%, 3/1/2022 (a)	3,368	3,375

Pool # 54844, ARM, 2.72%, 9/1/2027 (a)	4	4

Pool # 303532, ARM, 4.07%, 3/1/2029 (a)	9	9

Pool # 555258, ARM, 3.29%, 1/1/2033 (a)	97	99

Pool # 722421, ARM, 3.29%, 7/1/2033 (a)	22	22

Pool # 686040, ARM, 4.63%, 7/1/2033 (a)	93	98

Pool # 746299, ARM, 4.06%, 9/1/2033 (a)	64	68

Pool # 743546, ARM, 3.49%, 11/1/2033 (a)	148	154

Pool # 749923, ARM, 3.90%, 11/1/2033 (a)	5	5

Pool # 766610, ARM, 3.71%, 1/1/2034 (a)	43	45

Pool # 735648, ARM, 3.67%, 2/1/2034 (a)	64	67

Pool # 770377, ARM, 4.38%, 4/1/2034 (a)	51	53

Pool # 751531, ARM, 4.71%, 5/1/2034 (a)	60	63

Pool # 778908, ARM, 4.30%, 6/1/2034 (a)	42	43

Pool # 800422, ARM, 3.07%, 8/1/2034 (a)	261	267

Pool # 793062, ARM, 4.14%, 8/1/2034 (a)	50	53

Pool # 735332, ARM, 4.38%, 8/1/2034 (a)	77	81

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 790964, ARM, 3.84%, 9/1/2034 (a)	28	30

Pool # 794797, ARM, 3.47%, 10/1/2034 (a)	68	71

Pool # 803594, ARM, 3.56%, 10/1/2034 (a)	52	54

Pool # 803599, ARM, 3.81%, 10/1/2034 (a)	136	141

Pool # 735740, ARM, 4.36%, 10/1/2034 (a)	75	78

Pool # 896463, ARM, 4.57%, 10/1/2034 (a)	152	162

Pool # 810896, ARM, 3.49%, 1/1/2035 (a)	597	619

Pool # 816594, ARM, 3.42%, 2/1/2035 (a)	25	26

Pool # 735513, ARM, 3.46%, 2/1/2035 (a)	19	19

Pool # 735539, ARM, 4.04%, 4/1/2035 (a)	228	242

Pool # 745862, ARM, 4.57%, 4/1/2035 (a)	102	106

Pool # 821378, ARM, 4.14%, 5/1/2035 (a)	87	89

Pool # 823660, ARM, 4.52%, 5/1/2035 (a)	49	51

Pool # 821179, ARM, 4.64%, 5/1/2035 (a)	16	16

Pool # 745766, ARM, 3.78%, 6/1/2035 (a)	50	53

Pool # 832801, ARM, 3.73%, 9/1/2035 (a)	61	64

Pool # 849251, ARM, 4.03%, 1/1/2036 (a)	64	67

Pool # 920843, ARM, 4.49%, 3/1/2036 (a)	919	985

Pool # 872825, ARM, 4.61%, 6/1/2036 (a)	171	181

Pool # 892868, ARM, 4.39%, 7/1/2036 (a)	74	78

Pool # 886558, ARM, 4.11%, 8/1/2036 (a)	49	53

Pool # 920547, ARM, 3.85%, 9/1/2036 (a)	136	141

Pool # 894239, ARM, 3.97%, 10/1/2036 (a)	48	50

Pool # 900191, ARM, 4.33%, 10/1/2036 (a)	62	66

Pool # 902818, ARM, 3.75%, 11/1/2036 (a)	13	14

Pool # 902955, ARM, 3.86%, 12/1/2036 (a)	38	40

Pool # 905189, ARM, 3.94%, 12/1/2036 (a)	23	24

Pool # 995919, ARM, 4.09%, 7/1/2037 (a)	145	152

Pool # 938346, ARM, 4.34%, 7/1/2037 (a)	27	29

Pool # AD0085, ARM, 3.74%, 11/1/2037 (a)	85	88

Pool # AD0179, ARM, 4.16%, 12/1/2037 (a)	63	67

Pool # 966946, ARM, 3.79%, 1/1/2038 (a)	17	17

FNMA UMBS, 15 Year

Pool # 826493, 5.00%, 7/1/2020	3	3

Pool # 735911, 6.50%, 8/1/2020	1	1

Pool # 995886, 6.00%, 4/1/2021	1	1

Pool # 938569, 6.00%, 7/1/2021	1	1

Pool # AD0142, 6.00%, 8/1/2021	3	3

Pool # 888834, 6.50%, 4/1/2022	9	9

Pool # 995428, 5.50%, 11/1/2023	29	30

Pool # 995456, 6.50%, 2/1/2024	76	80

Pool # AD0133, 5.00%, 8/1/2024	66	70

FNMA UMBS, 20 Year

Pool # 254002, 7.50%, 9/1/2021	3	3

Pool # 254305, 6.50%, 5/1/2022	24	27

SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 555791, 6.50%, 12/1/2022	33	37

Pool # 889889, 6.50%, 7/1/2024	24	27

Pool # 257055, 6.50%, 12/1/2027	99	111

Pool # AE0049, 6.00%, 9/1/2029	102	113

Pool # MA0602, 3.50%, 12/1/2030	1,154	1,198

Pool # AP3582, 3.50%, 8/1/2032	1,830	1,932

Pool # AL6238, 4.00%, 1/1/2035	1,889	2,062

FNMA UMBS, 30 Year

Pool # 689977, 8.00%, 3/1/2027	28	30

Pool # 695533, 8.00%, 6/1/2027	13	15

Pool # 756020, 8.50%, 12/1/2027	12	13

Pool # 527285, 7.00%, 11/1/2028	8	8

Pool # 755973, 8.00%, 11/1/2028	106	123

Pool # 455759, 6.00%, 12/1/2028	20	23

Pool # 776702, 4.50%, 5/1/2029	14	15

Pool # 889020, 6.50%, 11/1/2029	123	137

Pool # 567036, 8.50%, 2/1/2030	33	34

Pool # 598559, 6.50%, 8/1/2031	33	39

Pool # 613000, 7.00%, 11/1/2031	27	27

Pool # 610591, 7.00%, 1/1/2032	52	59

Pool # 788150, 6.00%, 3/1/2032	25	28

Pool # 644694, 7.00%, 5/1/2032	16	16

Pool # 649734, 7.00%, 6/1/2032	30	33

Pool # 668825, 7.00%, 8/1/2032	10	10

Pool # 682078, 5.50%, 11/1/2032	250	284

Pool # 668562, 6.00%, 12/1/2032	44	50

Pool # 675555, 6.00%, 12/1/2032	26	30

Pool # AL0045, 6.00%, 12/1/2032	261	302

Pool # 357363, 5.50%, 3/1/2033	383	433

Pool # 674349, 6.00%, 3/1/2033	21	24

Pool # 688625, 6.00%, 3/1/2033	29	32

Pool # 688655, 6.00%, 3/1/2033	30	34

Pool # 695584, 6.00%, 3/1/2033	9	10

Pool # 702901, 6.00%, 5/1/2033	238	277

Pool # 695403, 5.00%, 6/1/2033	145	163

Pool # 995656, 7.00%, 6/1/2033	203	241

Pool # 723852, 5.00%, 7/1/2033	69	78

Pool # 729296, 5.00%, 7/1/2033	168	188

Pool # 726912, 4.00%, 8/1/2033	8	8

Pool # 753696, 4.00%, 8/1/2033	27	28

Pool # 729379, 6.00%, 8/1/2033	28	31

Pool # 726914, 6.50%, 8/1/2033	14	15

Pool # 737825, 6.00%, 9/1/2033	41	46

Pool # AA7943, 4.00%, 10/1/2033	436	477

Pool # 750977, 4.50%, 11/1/2033	49	53

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 725017, 5.50%, 12/1/2033	355	407

Pool # 759424, 5.50%, 1/1/2034	84	96

Pool # 751182, 5.50%, 3/1/2034	65	74

Pool # 751341, 5.50%, 3/1/2034	20	22

Pool # 767378, 5.50%, 3/1/2034	39	44

Pool # 776565, 4.00%, 4/1/2034	391	414

Pool # AC1317, 4.50%, 9/1/2034	321	349

Pool # 820347, 5.00%, 9/1/2035	65	74

Pool # 745281, 6.00%, 1/1/2036	51	59

Pool # 888417, 6.50%, 1/1/2036	105	119

Pool # 833629, 7.00%, 3/1/2036	40	46

Pool # 893268, 6.50%, 8/1/2036	70	78

Pool # 833657, 7.50%, 8/1/2036	18	21

Pool # AA0922, 6.00%, 9/1/2036	289	337

Pool # 878225, 6.50%, 10/1/2036	125	149

Pool # 985683, 8.00%, 10/1/2036	95	113

Pool # 888476, 7.50%, 5/1/2037	60	75

Pool # 945870, 6.50%, 8/1/2037	63	72

Pool # 946338, 7.00%, 9/1/2037	44	51

Pool # 888707, 7.50%, 10/1/2037	139	169

Pool # 889883, 6.50%, 3/1/2038	120	136

Pool # AC9081, 6.50%, 9/1/2038	174	211

Pool # 909236, 7.00%, 9/1/2038	366	436

Pool # 934591, 7.00%, 10/1/2038	76	97

Pool # AB2869, 6.00%, 11/1/2038	305	356

Pool # 995504, 7.50%, 11/1/2038	44	54

Pool # 257510, 7.00%, 12/1/2038	177	217

Pool # AD0753, 7.00%, 1/1/2039	346	422

Pool # 890661, 7.00%, 2/1/2039	1,707	1,996

Pool # AD0780, 7.50%, 4/1/2039	662	865

Pool # AD6377, 5.50%, 5/1/2040	197	226

Pool # AD4951, 5.00%, 7/1/2040	2,981	3,352

Pool # BM5364, 4.00%, 4/1/2042	3,443	3,759

Pool # AL6839, 5.00%, 4/1/2042	1,981	2,219

Pool # AR8128, 3.50%, 3/1/2043	2,019	2,149

Pool # AB9944, 3.00%, 7/1/2043	3,925	4,160

Pool # AL8256, 3.00%, 8/1/2043	4,119	4,372

Pool # AZ8089, 4.00%, 7/1/2045	2,156	2,327

Pool # BA2343, 4.00%, 9/1/2045	4,646	5,007

Pool # BC9441, 3.50%, 4/1/2046	538	574

Pool # BC6982, 4.00%, 4/1/2046	3,533	3,800

Pool # BD0299, 3.50%, 5/1/2046	836	891

Pool # BC1249, 3.50%, 6/1/2046	773	816

Pool # BD1243, 3.50%, 6/1/2046	916	967

Pool # BD3066, 3.50%, 7/1/2046	2,365	2,500

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	261

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # BD3088, 3.50%, 7/1/2046	874	924

Pool # BD5248, 3.50%, 8/1/2046	3,125	3,306

Pool # BD7764, 3.50%, 9/1/2046	2,093	2,209

Pool # BE5870, 3.50%, 1/1/2047	5,020	5,338

Pool # BH4665, 4.00%, 6/1/2047	4,940	5,345

Pool # BH7626, 4.00%, 8/1/2047	3,084	3,290

Pool # BM3500, 4.00%, 9/1/2047	4,025	4,356

Pool # BJ1778, 4.50%, 10/1/2047	1,561	1,681

Pool # BM3044, 4.00%, 11/1/2047	4,786	5,192

Pool # BE8351, 4.00%, 2/1/2048	3,023	3,217

Pool # BM3455, 4.50%, 2/1/2048	3,834	4,197

Pool # BK7006, 4.50%, 6/1/2048	2,151	2,315

Pool # BD9084, 4.50%, 7/1/2048	2,249	2,480

Pool # CA4662, 3.50%, 9/1/2048	3,948	4,231

Pool # 890863, 5.00%, 9/1/2048	4,798	5,371

Pool # BN1829, 4.50%, 10/1/2048	3,956	4,274

Pool # BN4960, 5.00%, 12/1/2048	1,877	2,041

Pool # BM5430, 5.00%, 1/1/2049	5,711	6,397

Pool # BN5013, 5.00%, 1/1/2049	4,449	4,984

Pool # BN6788, 4.50%, 2/1/2049	1,950	2,083

Pool # BK0317, 4.00%, 3/1/2049	4,174	4,430

Pool # BO0719, 5.00%, 6/1/2049	1,881	2,112

Pool # BO0721, 5.00%, 6/1/2049	3,668	4,101

Pool # BO0722, 5.00%, 6/1/2049	2,797	3,125

Pool # BO4280, 4.00%, 7/1/2049	6,787	7,311

Pool # BN8529, 4.50%, 7/1/2049	1,286	1,404

Pool # BO3436, 4.50%, 7/1/2049	4,466	4,920

Pool # BO0718, 5.00%, 7/1/2049	2,589	2,915

Pool # BO0720, 5.00%, 7/1/2049	2,966	3,315

Pool # BO2496, 5.00%, 7/1/2049	3,710	4,197

Pool # BO2497, 5.00%, 7/1/2049	4,265	4,804

Pool # BO2498, 5.00%, 7/1/2049	5,082	5,720

Pool # BO2499, 5.00%, 7/1/2049	1,450	1,634

Pool # BO3408, 5.00%, 7/1/2049	1,407	1,523

Pool # BO3999, 4.00%, 8/1/2049	4,047	4,283

Pool # BO1036, 4.50%, 8/1/2049	1,486	1,594

Pool # BO2495, 5.00%, 8/1/2049	3,724	4,217

Pool # BK8769, 3.50%, 10/1/2049	5,982	6,253

Pool # CA4363, 4.00%, 10/1/2049	7,521	7,989

Pool # BO2888, 4.00%, 11/1/2049	5,086	5,412

Pool # BO4387, 4.00%, 11/1/2049	3,521	3,749

Pool # BO2405, 3.50%, 12/1/2049	5,941	6,247

Pool # BP1125, 4.00%, 12/1/2049	1,118	1,203

Pool # BP1128, 4.00%, 1/1/2050	1,517	1,625

Pool # BP1132, 4.00%, 1/1/2050	1,879	2,047

Pool # BP1141, 4.00%, 1/1/2050	1,253	1,331

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

FNMA, 30 Year

Pool # 535183, 8.00%, 6/1/2028	19		21

Pool # 252155, 7.00%, 10/1/2028	35		40

Pool # 252334, 6.50%, 2/1/2029	99		111

Pool # 252409, 6.50%, 3/1/2029	93		105

Pool # 253275, 8.50%, 3/1/2030	1		1

Pool # 535442, 8.50%, 6/1/2030	2		3

Pool # 653815, 7.00%, 2/1/2033	20		21

Pool # 752786, 6.00%, 9/1/2033	40		44

Pool # 954255, 6.50%, 8/1/2037	708		826

Pool # 931717, 6.50%, 8/1/2039	316		365

Pool # CA3030, 4.50%, 1/1/2049	10,740		11,950

Pool # CA4047, 4.00%, 8/1/2049	11,700		12,879

Pool # CA4520, 3.50%, 11/1/2049	7,236		8,064

FNMA, Other

Pool # AE0136, 4.30%, 4/1/2020 (a)	345		346

Pool # 465491, 4.07%, 7/1/2020	6,994		7,011

Pool # 466090, 3.28%, 10/1/2020	2,599		2,596

Pool # 465721, 4.04%, 10/1/2020	1,600		1,604

Pool # 466430, 3.37%, 11/1/2020	3,331		3,341

Pool # FN0022, 3.54%, 12/1/2020 (a)	806		817

Pool # 466689, 3.59%, 12/1/2020	664		668

Pool # 466836, 3.87%, 1/1/2021	2,810		2,834

Pool # FN0003, 4.31%, 1/1/2021 (a)	454		465

Pool # 467264, 4.33%, 2/1/2021	1,342		1,361

Pool # 467278, 4.35%, 2/1/2021	1,783		1,808

Pool # 467344, 4.48%, 2/1/2021	1,731		1,757

Pool # 467944, 4.25%, 4/1/2021	2,000		2,038

Pool # 468243, 3.97%, 6/1/2021	2,190		2,237

Pool # 468237, 4.02%, 6/1/2021	3,000		3,067

Pool # 468066, 4.30%, 6/1/2021	1,347		1,391

Pool # 468102, 4.34%, 6/1/2021	9,000		9,226

Pool # 458063, 9.16%, 6/15/2021	—	(b)	—	(b)

Pool # 468614, 3.86%, 7/1/2021	2,133		2,182

Pool # 468667, 3.94%, 7/1/2021	4,000		4,116

Pool # 468665, 3.97%, 7/1/2021	3,037		3,111

Pool # 468651, 3.99%, 7/1/2021	637		652

Pool # 468564, 4.06%, 7/1/2021	7,554		7,743

Pool # 468128, 4.33%, 7/1/2021	1,144		1,175

Pool # 468699, 4.05%, 8/1/2021	2,810		2,886

Pool # AM6602, 2.63%, 9/1/2021	600		607

Pool # AM7314, 2.63%, 11/1/2021	2,000		2,030

Pool # 469552, 3.43%, 11/1/2021	2,237		2,298

Pool # 469873, 3.03%, 12/1/2021	6,938		7,093

Pool # 470324, 3.03%, 1/1/2022	3,905		4,002

SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 470166, 3.09%, 1/1/2022	6,436	6,601

Pool # 470302, 3.13%, 1/1/2022	1,693	1,738

Pool # 470350, 3.24%, 1/1/2022	4,492	4,618

Pool # 470546, 2.99%, 2/1/2022	2,041	2,094

Pool # 470202, 3.14%, 2/1/2022	2,545	2,618

Pool # 470622, 2.75%, 3/1/2022	773	795

Pool # 923803, 5.00%, 4/1/2022	6	6

Pool # 471177, 2.94%, 5/1/2022	3,416	3,520

Pool # 471199, 3.00%, 5/1/2022	2,740	2,826

Pool # 471151, 3.02%, 5/1/2022	4,332	4,470

Pool # 471313, 3.08%, 5/1/2022	2,140	2,210

Pool # 471599, 2.60%, 6/1/2022	4,581	4,699

Pool # 471747, 2.76%, 6/1/2022	6,916	7,156

Pool # 471674, 2.79%, 6/1/2022	1,907	1,962

Pool # 471735, 2.79%, 6/1/2022	2,282	2,349

Pool # 471256, 2.98%, 6/1/2022	3,000	3,101

Pool # 471839, 2.67%, 7/1/2022	5,070	5,214

Pool # 471947, 2.75%, 7/1/2022	1,623	1,668

Pool # 471828, 2.65%, 8/1/2022	8,320	8,572

Pool # 471871, 2.86%, 8/1/2022	3,866	4,009

Pool # 471901, 2.90%, 9/1/2022	2,737	2,843

Pool # AM0903, 2.53%, 10/1/2022	3,779	3,900

Pool # AM0904, 2.53%, 10/1/2022	4,759	4,912

Pool # AM1196, 2.37%, 11/1/2022	3,974	4,090

Pool # AM0585, 2.38%, 11/1/2022	1,733	1,784

Pool # AM1619, 2.34%, 12/1/2022	4,186	4,303

Pool # AM0811, 2.42%, 12/1/2022	3,020	3,116

Pool # AM1835, 2.53%, 12/1/2022	2,000	2,069

Pool # AM2111, 2.34%, 1/1/2023	3,211	3,305

Pool # AM2859, 2.65%, 3/1/2023	2,000	2,070

Pool # AM3069, 2.64%, 4/1/2023	1,780	1,845

Pool # AM3563, 2.51%, 6/1/2023	867	900

Pool # AM3990, 3.74%, 7/1/2023	950	1,022

Pool # AM4066, 3.59%, 8/1/2023	3,000	3,223

Pool # AM4044, 3.49%, 9/1/2023	6,068	6,495

Pool # AM4716, 3.38%, 12/1/2023	1,448	1,547

Pool # AM7024, 2.90%, 12/1/2024	1,000	1,068

Pool # AM7589, 2.95%, 12/1/2024	1,927	2,057

Pool # AM7290, 2.97%, 12/1/2024	1,162	1,243

Pool # AM7576, 3.04%, 12/1/2024	1,995	2,141

Pool # AM7124, 3.11%, 12/1/2024	3,989	4,295

Pool # AM7682, 2.84%, 1/1/2025	1,668	1,776

Pool # AM7571, 2.89%, 1/1/2025	1,510	1,613

Pool # AN0029, 3.10%, 9/1/2025	2,345	2,541

Pool # AN0287, 2.95%, 11/1/2025	4,500	4,848

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AM4660, 3.77%, 12/1/2025	4,910	5,469

Pool # AM6381, 3.29%, 8/1/2026	5,000	5,497

Pool # 468574, 4.55%, 8/1/2026	2,706	3,097

Pool # 468573, 4.76%, 8/1/2026	2,597	3,024

Pool # AM6808, 3.24%, 10/1/2026	1,992	2,184

Pool # AM7321, 3.12%, 11/1/2026	963	1,052

Pool # 469615, 4.08%, 11/1/2026	9,882	11,339

Pool # AM7118, 3.14%, 12/1/2026	1,808	1,976

Pool # AN4571, 3.07%, 2/1/2027	1,752	1,910

Pool # AN4363, 3.25%, 2/1/2027	4,260	4,666

Pool # AN4917, 3.13%, 3/1/2027	4,100	4,502

Pool # AM8529, 3.03%, 4/1/2027	1,000	1,091

Pool # BL1958, 3.42%, 4/1/2027	3,300	3,638

Pool # 470893, 3.46%, 4/1/2027	2,144	2,393

Pool # AM8745, 2.81%, 5/1/2027	1,676	1,804

Pool # AM8595, 2.83%, 5/1/2027	4,000	4,323

Pool # AM8987, 2.79%, 6/1/2027	915	986

Pool # AM9169, 3.08%, 6/1/2027	2,350	2,568

Pool # AN6318, 3.18%, 8/1/2027	3,000	3,305

Pool # AM0414, 2.87%, 9/1/2027	1,300	1,413

Pool # AN9656, 3.57%, 7/1/2028	2,384	2,692

Pool # AM3894, 3.85%, 7/1/2028	1,076	1,240

Pool # AN2216, 2.64%, 8/1/2028	2,500	2,681

Pool # AN9699, 3.53%, 8/1/2028	5,350	6,065

Pool # AN2497, 2.60%, 9/1/2028	3,973	4,256

Pool # 109421, 3.75%, 9/1/2028	1,966	2,235

Pool # AN9248, 3.81%, 9/1/2028	5,250	5,972

Pool # BL0920, 3.82%, 9/1/2028	2,508	2,875

Pool # AN3570, 2.71%, 11/1/2028	10,000	10,793

Pool # BL0418, 3.85%, 11/1/2028	5,300	6,160

Pool # AN3828, 2.67%, 12/1/2028	3,654	3,926

Pool # AN3685, 2.69%, 12/1/2028	4,020	4,339

Pool # BL0985, 3.89%, 12/1/2028	4,912	5,649

Pool # BL0819, 3.95%, 12/1/2028	5,075	5,901

Pool # AN4154, 3.17%, 1/1/2029	6,060	6,754

Pool # AN4349, 3.35%, 1/1/2029	2,970	3,352

Pool # BL1435, 3.53%, 1/1/2029	8,000	9,100

Pool # BL1430, 3.85%, 1/1/2029	3,000	3,477

Pool # AN4697, 3.22%, 2/1/2029	5,000	5,583

Pool # BL1450, 3.56%, 2/1/2029	5,171	5,874

Pool # BL1339, 3.66%, 2/1/2029	6,110	7,011

Pool # AN4975, 3.21%, 3/1/2029	2,065	2,306

Pool # AN5279, 3.34%, 4/1/2029	4,395	4,820

Pool # AN6158, 2.99%, 7/1/2029	2,400	2,647

Pool # AN5989, 3.21%, 7/1/2029	3,000	3,343

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	263

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # AM7018, 3.63%, 10/1/2029	1,840	2,110

Pool # AM7013, 3.39%, 12/1/2029	1,423	1,611

Pool # AN7947, 3.16%, 1/1/2030	2,000	2,232

Pool # AN7812, 3.03%, 2/1/2030	11,601	12,801

Pool # AN8154, 3.17%, 2/1/2030	6,375	7,135

Pool # AN8514, 3.27%, 2/1/2030	2,000	2,256

Pool # AM7516, 3.55%, 2/1/2030	2,000	2,294

Pool # AM8692, 3.03%, 4/1/2030	3,000	3,356

Pool # AN6878, 3.11%, 4/1/2030	925	1,020

Pool # AM8408, 3.13%, 4/1/2030	6,000	6,701

Pool # AM8889, 2.92%, 5/1/2030	3,000	3,312

Pool # AM8666, 2.96%, 6/1/2030	1,883	2,077

Pool # AM8958, 2.97%, 6/1/2030	3,000	3,342

Pool # AM9012, 3.13%, 6/1/2030	1,000	1,115

Pool # AM9014, 3.20%, 6/1/2030	1,484	1,667

Pool # AN9588, 3.88%, 6/1/2030	2,362	2,766

Pool # AM9320, 3.30%, 7/1/2030	1,005	1,146

Pool # AM9489, 3.40%, 7/1/2030	1,886	2,142

Pool # AN9928, 3.80%, 7/1/2030	5,030	5,913

Pool # AN9888, 3.85%, 7/1/2030	11,000	12,945

Pool # AM9755, 3.32%, 8/1/2030	2,365	2,670

Pool # 387961, 3.61%, 8/1/2030	5,420	6,270

Pool # AM9676, 3.37%, 9/1/2030	1,395	1,588

Pool # AM9218, 3.39%, 9/1/2030	2,495	2,832

Pool # AN0099, 3.28%, 11/1/2030	7,067	8,008

Pool # 467096, 4.97%, 2/1/2031	3,072	3,642

Pool # AN1676, 2.99%, 5/1/2031	3,850	4,296

Pool # AI2479, 5.00%, 5/1/2031	403	438

Pool # AN1683, 3.03%, 6/1/2031	5,268	5,904

Pool # AN4187, 3.49%, 1/1/2032	2,000	2,313

Pool # AN4118, 3.24%, 2/1/2032	8,000	9,132

Pool # AN4964, 3.32%, 4/1/2032	1,911	2,181

Pool # AN6123, 3.06%, 8/1/2032	800	892

Pool # AN6651, 2.94%, 10/1/2032	671	745

Pool # AD8548, 5.50%, 1/1/2033	173	185

Pool # AR7484, 3.50%, 2/1/2033	1,631	1,727

Pool # AT7117, 3.50%, 6/1/2033	1,995	2,113

Pool # 754922, 5.50%, 9/1/2033	68	76

Pool # 762520, 4.00%, 11/1/2033	327	348

Pool # BL1425, 4.06%, 1/1/2034	2,937	3,500

Pool # AM7111, 3.57%, 11/1/2034	2,275	2,608

Pool # AM7122, 3.61%, 11/1/2034	2,276	2,627

Pool # AM9188, 3.12%, 6/1/2035	2,000	2,267

Pool # 847108, 6.50%, 10/1/2035	76	86

Pool # 881628, 5.00%, 1/1/2036	24	25

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # 256128, 6.00%, 2/1/2036	21		24

Pool # 868763, 6.50%, 4/1/2036	7		8

Pool # 872740, 6.50%, 6/1/2036	62		70

Pool # 907742, 7.00%, 12/1/2036	36		41

Pool # 256651, 6.00%, 3/1/2037	31		36

Pool # 888408, 6.00%, 3/1/2037	98		112

Pool # 888373, 7.00%, 3/1/2037	67		73

Pool # 888796, 6.00%, 9/1/2037	132		142

Pool # 888698, 7.00%, 10/1/2037	172		202

Pool # 953501, 7.00%, 11/1/2037	144		162

Pool # 257172, 5.50%, 4/1/2038	35		39

Pool # AD0810, 6.00%, 11/1/2039	1		1

Pool # AB1830, 3.50%, 11/1/2040	890		951

Pool # AL2606, 4.00%, 3/1/2042	615		645

Pool # AO6757, 4.00%, 6/1/2042	2,255		2,431

Pool # AO7225, 4.00%, 7/1/2042	1,664		1,793

Pool # AO9352, 4.00%, 7/1/2042	930		1,003

Pool # AO9353, 4.00%, 7/1/2042	928		1,001

Pool # AP0838, 4.00%, 7/1/2042	8,127		8,764

Pool # MA1125, 4.00%, 7/1/2042	732		789

Pool # MA1177, 3.50%, 9/1/2042	865		921

Pool # MA1178, 4.00%, 9/1/2042	1,923		2,073

Pool # MA1213, 3.50%, 10/1/2042	4,225		4,498

Pool # AR1397, 3.00%, 1/1/2043	1,566		1,636

Pool # AB8517, 3.00%, 2/1/2043	932		974

Pool # MA1373, 3.50%, 3/1/2043	4,048		4,309

Pool # MA1437, 3.50%, 5/1/2043	1,248		1,328

Pool # MA1442, 4.00%, 5/1/2043	3,173		3,422

Pool # MA1463, 3.50%, 6/1/2043	2,025		2,156

Pool # MA1552, 3.00%, 8/1/2043	1,106		1,156

Pool # MA1582, 3.50%, 9/1/2043	268		286

Pool # MA2434, 3.50%, 9/1/2045	1,362		1,440

Pool # MA2493, 3.50%, 12/1/2045	321		339

Pool # BC1157, 3.50%, 1/1/2046	1,090		1,153

Pool # MA2545, 3.50%, 2/1/2046	596		630

Pool # BC4832, 3.50%, 3/1/2046	677		715

Pool # AS6970, 3.50%, 4/1/2046	4,038		4,270

Pool # BC8400, 3.50%, 5/1/2046	894		945

Pool # AS7424, 3.50%, 6/1/2046	1,916		2,026

Pool # MA2658, 3.50%, 6/1/2046	5,809		6,143

FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 3.00%, 4/25/2049 (c)	20,000		20,565

GNMA I, 30 Year

Pool # 608665, 6.50%, 8/15/2022	75		77

Pool # 313110, 7.50%, 11/15/2022	—	(b)	—	(b)

SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 554105, 6.50%, 3/15/2023	17	18

Pool # 345288, 7.50%, 3/15/2023	3	3

Pool # 623185, 7.00%, 8/15/2023	10	10

Pool # 628407, 6.50%, 11/15/2023	17	18

Pool # 782507, 9.50%, 10/15/2024	6	6

Pool # 441957, 6.38%, 8/15/2026	39	43

Pool # 780653, 6.50%, 10/15/2027	350	391

Pool # 450038, 7.50%, 7/15/2028	5	5

Pool # 486537, 7.50%, 9/15/2028	4	5

Pool # 486631, 6.50%, 10/15/2028	2	2

Pool # 556255, 6.50%, 10/15/2031	35	39

Pool # 569568, 6.50%, 1/15/2032	218	252

Pool # 611453, 7.00%, 4/15/2032	11	11

Pool # 569423, 7.00%, 5/15/2032	63	71

Pool # 591882, 6.50%, 7/15/2032	20	22

Pool # 552665, 7.00%, 7/15/2032	54	61

Pool # 782032, 7.00%, 10/15/2032	145	170

Pool # 591420, 7.50%, 1/15/2033	19	19

Pool # 607645, 6.50%, 2/15/2033	19	22

Pool # 604168, 6.50%, 4/15/2033	37	41

Pool # 615786, 7.00%, 5/15/2033	19	20

Pool # 781614, 7.00%, 6/15/2033	48	58

Pool # 638733, 7.00%, 3/15/2037	163	177

Pool # AT7652, 4.00%, 8/15/2046	2,687	2,888

Pool # 784450, 4.00%, 2/15/2048	9,250	9,751

Pool # BI6468, 5.00%, 12/15/2048	7,916	8,916

Pool # BM1750, 5.00%, 4/15/2049	4,932	5,526

Pool # BM1957, 5.00%, 5/15/2049	7,653	8,614

Pool # BM9691, 4.50%, 7/15/2049	11,714	12,707

Pool # BM2141, 5.00%, 7/15/2049	5,793	6,520

Pool # BM2163, 5.00%, 7/15/2049	8,925	9,996

Pool # BM2281, 5.00%, 7/15/2049	7,337	8,256

Pool # BM2305, 5.00%, 8/15/2049	5,337	5,962

GNMA II, 30 Year

Pool # 1974, 8.50%, 3/20/2025	2	2

Pool # 2006, 8.50%, 5/20/2025	3	3

Pool # 2234, 8.00%, 6/20/2026	2	2

Pool # 2270, 8.00%, 8/20/2026	2	2

Pool # 2324, 8.00%, 11/20/2026	1	2

Pool # 2499, 8.00%, 10/20/2027	4	5

Pool # 2549, 7.50%, 2/20/2028	1	2

Pool # 2646, 7.50%, 9/20/2028	4	4

Pool # 737076, 6.50%, 10/20/2033	218	241

Pool # 616732, 6.50%, 9/20/2034	134	143

Pool # 748766, 6.50%, 1/20/2039	102	113

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 752496, 6.50%, 1/20/2039	175	206

Pool # 783389, 6.00%, 8/20/2039	1,020	1,157

Pool # 783444, 5.50%, 9/20/2039	197	221

Pool # AE8053, 4.00%, 12/20/2043	1,975	2,108

Pool # AJ9020, 4.50%, 10/20/2044	466	487

Pool # 783967, 4.25%, 12/20/2044	1,986	2,120

Pool # AK8803, 4.00%, 3/20/2046	1,781	1,936

Pool # AS8110, 3.75%, 8/20/2046	2,744	2,909

Pool # AY2381, 4.25%, 7/20/2047	1,378	1,501

Pool # AY2388, 4.25%, 9/20/2047	3,806	4,145

Pool # AY2392, 4.25%, 11/20/2047	4,355	4,745

Pool # BB8795, 4.00%, 1/20/2048	6,829	7,382

Pool # AY2395, 4.25%, 1/20/2048	3,563	3,881

Pool # AY2404, 4.25%, 5/20/2048	5,283	5,757

Pool # BG6360, 5.00%, 5/20/2048	4,649	5,150

Pool # BF2645, 5.50%, 5/20/2048	2,229	2,467

Pool # AY2405, 4.25%, 6/20/2048	6,312	6,877

Pool # BD0531, 5.00%, 6/20/2048	3,230	3,492

Pool # BD0532, 5.00%, 6/20/2048	2,543	2,721

Pool # BF2971, 5.00%, 6/20/2048	3,618	4,028

Pool # AY2407, 4.25%, 7/20/2048	2,536	2,764

Pool # AY2408, 4.50%, 7/20/2048	1,594	1,757

Pool # BG7397, 4.50%, 7/20/2048	1,701	1,808

Pool # BF3017, 5.00%, 7/20/2048	2,144	2,328

Pool # AY2409, 4.25%, 8/20/2048	2,002	2,180

Pool # AY2410, 4.50%, 8/20/2048	1,274	1,393

Pool # BD0550, 5.00%, 8/20/2048	4,405	4,748

Pool # BG7389, 5.00%, 8/20/2048	1,970	2,170

Pool # BG7391, 5.00%, 8/20/2048	2,722	2,974

Pool # AY2412, 4.50%, 9/20/2048	6,263	6,903

Pool # 784626, 4.50%, 10/20/2048	3,505	3,731

Pool # BI4488, 4.50%, 11/20/2048	2,425	2,598

Pool # BK2584, 5.00%, 11/20/2048	1,187	1,290

Pool # BK2585, 5.00%, 11/20/2048	3,968	4,341

Pool # BK2586, 5.00%, 11/20/2048	3,994	4,322

Pool # BI6431, 4.50%, 12/20/2048	3,966	4,323

Pool # BI6669, 4.50%, 12/20/2048	3,698	4,031

Pool # BJ9819, 4.75%, 12/20/2048	5,784	6,376

Pool # BH3133, 5.00%, 12/20/2048	5,596	6,197

Pool # BJ7083, 5.00%, 12/20/2048	1,448	1,583

Pool # BJ7084, 5.00%, 12/20/2048	4,358	4,769

Pool # BK7169, 5.00%, 12/20/2048	4,052	4,385

Pool # BJ9821, 4.75%, 1/20/2049	5,759	6,349

Pool # BJ1334, 5.00%, 1/20/2049	6,213	6,882

Pool # BJ9637, 5.00%, 1/20/2049	1,976	2,185

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	265

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # BJ9641, 5.00%, 1/20/2049	3,281	3,653

Pool # BJ9642, 5.00%, 1/20/2049	1,970	2,186

Pool # BJ9824, 4.50%, 2/20/2049	2,611	2,879

Pool # BJ9825, 4.50%, 2/20/2049	1,471	1,620

Pool # BK7188, 4.50%, 2/20/2049	5,830	6,274

Pool # BJ9630, 5.00%, 2/20/2049	1,597	1,771

Pool # BJ9633, 5.00%, 2/20/2049	2,320	2,584

Pool # BJ9830, 5.00%, 2/20/2049	1,626	1,822

Pool # BK7189, 5.00%, 2/20/2049	4,850	5,256

Pool # BK7198, 4.50%, 3/20/2049	3,961	4,263

Pool # BJ9841, 4.75%, 5/20/2049	2,100	2,314

Pool # BJ9842, 5.00%, 5/20/2049	1,811	2,030

Pool # BL6765, 5.50%, 5/20/2049	7,687	8,421

Pool # BN0907, 4.50%, 6/20/2049	2,615	2,863

Pool # BJ9844, 4.75%, 6/20/2049	2,648	2,919

Pool # BN1498, 5.00%, 6/20/2049	3,341	3,720

Pool # BN1499, 5.00%, 6/20/2049	5,944	6,596

Pool # BN1500, 5.50%, 6/20/2049	1,652	1,848

Pool # BO0521, 4.00%, 7/20/2049	1,977	2,077

Pool # BJ9848, 4.75%, 7/20/2049	3,578	3,944

Pool # BJ9847, 5.00%, 7/20/2049	4,125	4,625

Pool # BN0879, 5.00%, 7/20/2049	1,336	1,500

Pool # BO3160, 5.00%, 7/20/2049	1,103	1,237

Pool # BP4237, 5.00%, 7/20/2049	1,390	1,557

Pool # BP4238, 5.00%, 7/20/2049	1,092	1,224

Pool # BP4240, 5.00%, 7/20/2049	993	1,113

Pool # BP4241, 5.00%, 7/20/2049	1,529	1,710

Pool # BP4242, 5.00%, 7/20/2049	993	1,113

Pool # BL9354, 4.00%, 8/20/2049	3,634	3,933

Pool # BM2418, 4.00%, 8/20/2049	5,751	6,140

Pool # BN0884, 4.00%, 8/20/2049	1,341	1,452

Pool # BN0889, 4.50%, 8/20/2049	2,076	2,275

Pool # BN7048, 4.50%, 8/20/2049	5,280	5,748

Pool # BN7049, 4.50%, 8/20/2049	6,609	7,242

Pool # BJ9851, 5.00%, 8/20/2049	4,828	5,413

Pool # BN0890, 5.00%, 8/20/2049	731	820

Pool # BN0891, 5.00%, 8/20/2049	1,291	1,450

Pool # BN0892, 5.00%, 8/20/2049	1,603	1,801

Pool # BN0893, 5.00%, 8/20/2049	1,807	2,029

Pool # BO3257, 5.00%, 8/20/2049	1,191	1,334

Pool # BP4290, 5.00%, 8/20/2049	1,189	1,300

Pool # BP4291, 5.00%, 8/20/2049	1,309	1,431

Pool # BP4292, 5.00%, 8/20/2049	2,817	3,081

Pool # BP4293, 5.00%, 8/20/2049	2,117	2,311

Pool # BP4294, 5.00%, 8/20/2049	1,956	2,135

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BN0896, 4.00%, 9/20/2049	1,741	1,880

Pool # BM9714, 4.50%, 9/20/2049	4,353	4,737

Pool # BP4337, 4.50%, 9/20/2049	5,961	6,487

Pool # BQ3224, 4.50%, 9/20/2049	5,966	6,514

Pool # 784810, 5.00%, 9/20/2049	7,892	8,778

Pool # AC2995, 5.00%, 9/20/2049	5,094	5,625

Pool # BJ9855, 5.00%, 9/20/2049	4,559	5,106

Pool # BP2853, 5.00%, 9/20/2049	4,295	4,733

Pool # BP8644, 5.00%, 9/20/2049	1,707	1,917

Pool # BP8645, 5.00%, 9/20/2049	1,943	2,179

Pool # AC2994, 4.50%, 10/20/2049	1,875	2,036

Pool # BQ9513, 3.50%, 11/20/2049	5,000	5,259

Pool # BQ3791, 4.00%, 11/20/2049	4,987	5,309

Pool # 784847, 4.50%, 11/20/2049	7,450	8,165

Pool # BP2896, 4.50%, 11/20/2049	3,181	3,486

Pool # BP7772, 4.50%, 11/20/2049	1,431	1,558

Pool # BP8665, 4.50%, 11/20/2049	1,429	1,566

Pool # BP8666, 4.50%, 11/20/2049	2,508	2,746

Pool # BR2685, 4.50%, 11/20/2049	3,840	4,211

Pool # BJ9864, 4.75%, 11/20/2049	1,150	1,268

Pool # BJ9865, 5.00%, 11/20/2049	5,066	5,681

Pool # BP8667, 5.00%, 11/20/2049	1,242	1,395

Pool # BP8668, 5.00%, 11/20/2049	1,304	1,465

Pool # BR1542, 5.00%, 11/20/2049	1,993	2,235

Pool # BP8669, 5.50%, 11/20/2049	1,194	1,348

Pool # BP7668, 3.50%, 12/20/2049	13,512	14,263

Pool # BP7795, 3.50%, 12/20/2049	3,914	4,122

Pool # BP8670, 3.50%, 12/20/2049	1,109	1,183

Pool # BL9372, 4.00%, 12/20/2049	1,971	2,132

Pool # BP5516, 4.00%, 12/20/2049	2,074	2,225

Pool # BP8672, 4.00%, 12/20/2049	1,059	1,148

Pool # BP8673, 4.00%, 12/20/2049	1,232	1,342

Pool # BP8674, 4.00%, 12/20/2049	1,509	1,634

Pool # BQ3790, 4.00%, 12/20/2049	7,977	8,552

Pool # BJ9866, 4.50%, 12/20/2049	3,790	4,179

Pool # BL9374, 4.50%, 12/20/2049	1,250	1,362

Pool # BP8676, 4.50%, 12/20/2049	1,025	1,124

Pool # BP8677, 4.50%, 12/20/2049	2,242	2,457

Pool # BS1005, 4.50%, 12/20/2049	1,700	1,851

Pool # BS1415, 4.50%, 12/20/2049	1,606	1,750

Pool # BS1420, 4.50%, 12/20/2049	1,114	1,219

Pool # BS1422, 4.50%, 12/20/2049	1,059	1,159

Pool # BS1423, 4.50%, 12/20/2049	1,450	1,580

Pool # BP8678, 5.00%, 12/20/2049	1,484	1,666

Pool # BQ7048, 5.00%, 12/20/2049	2,233	2,503

SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # BP8679, 5.50%, 12/20/2049	1,201	1,356

Pool # BP8021, 3.50%, 1/20/2050	3,060	3,261

Pool # BP8681, 3.50%, 1/20/2050	1,584	1,690

Pool # BL9379, 4.00%, 1/20/2050	3,228	3,492

Pool # BP8682, 4.00%, 1/20/2050	1,621	1,752

Pool # BP8683, 4.00%, 1/20/2050	1,765	1,909

Pool # BT0281, 4.00%, 1/20/2050	6,314	6,811

Pool # BP8688, 4.50%, 1/20/2050	2,618	2,869

Pool # BR0539, 4.50%, 1/20/2050	5,201	5,698

Pool # BS0988, 4.50%, 1/20/2050	2,114	2,304

Pool # BS0989, 4.50%, 1/20/2050	2,253	2,444

Pool # BS0990, 4.50%, 1/20/2050	1,479	1,619

Pool # BS1419, 4.50%, 1/20/2050	2,380	2,593

Pool # BS6575, 4.50%, 1/20/2050	1,208	1,322

Pool # BS6576, 4.50%, 1/20/2050	3,865	4,230

Pool # BS6577, 4.50%, 1/20/2050	1,258	1,370

Pool # BS6578, 4.50%, 1/20/2050	3,017	3,286

Pool # BQ7050, 5.00%, 1/20/2050	1,129	1,266

Pool # BP8020, 3.50%, 2/20/2050	2,997	3,194

Pool # BP8022, 3.50%, 2/20/2050	2,199	2,344

Pool # BQ1338, 4.00%, 2/20/2050	7,643	8,291

Pool # BQ7054, 4.00%, 2/20/2050	2,730	2,969

Pool # BQ7056, 5.00%, 2/20/2050	1,064	1,195

Pool # BS8384, 5.00%, 2/20/2050	2,969	3,312

GNMA II, Other

Pool # AD0018, 3.75%, 12/20/2032	1,281	1,330

Pool # 4285, 6.00%, 11/20/2038	49	55

Pool # BO1377, 3.75%, 2/20/2040	1,286	1,377

Pool # AC0979, 4.38%, 4/20/2063 (a)	1,382	1,401

Pool # AC0977, 4.34%, 5/20/2063 (a)	1,134	1,150

Pool # AC0973, 4.36%, 5/20/2063 (a)	709	717

Total Mortgage-Backed Securities (Cost $1,558,512)		1,623,213

Collateralized Mortgage Obligations — 19.6%

Acre 6.71%, 12/15/2020	3,315	3,315

Alternative Loan Trust

Series 2004-J3, Class 4A1, 4.75%, 4/25/2019	7	7

Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	741	764

Series 2005-J1, Class 1A4, IF, IO, 3.47%, 2/25/2035 ‡ (a)	122	3

Series 2005-1CB, Class 1A6, IF, IO, 5.47%, 3/25/2035 ‡ (a)	430	66

Series 2005-22T1, Class A2, IF, IO, 3.44%, 6/25/2035 ‡ (a)	1,981	310

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-20CB, Class 3A8, IF, IO, 3.12%, 7/25/2035 ‡ (a)	2,251	299

Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	80	57

Series 2005-37T1, Class A2, IF, IO, 3.42%, 9/25/2035 ‡ (a)	3,595	545

Series 2005-54CB, Class 1A2, IF, IO, 3.22%, 11/25/2035 ‡ (a)	2,734	410

Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	458	438

Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	14	14

Series 2005-57CB, Class 3A2, IF, IO, 3.47%, 12/25/2035 ‡ (a)	291	36

Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	228	227

Series 2005-86CB, Class A11, 5.50%, 2/25/2036	301	267

Series 2006-7CB, Class 1A2, IF, IO, 3.67%, 5/25/2036 ‡ (a)	9,756	2,351

Series 2006-26CB, Class A9, 6.50%, 9/25/2036	375	300

American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (d)	13	13

Angel Oak Mortgage Trust LLC Series 2017-1, Class A3, 3.64%, 1/25/2047 (a) (d)	122	123

Antler Mortgage Trust

Series 2019-RTL1, Class A1, 4.46%, 6/27/2022 (d)	5,400	5,464

Series 2018-RTL1, Class A1, 4.34%, 7/25/2022 (d)	3,621	3,638

Series 2019-RTL1, Class A2, 4.95%, 8/25/2022 (a) (d)	4,008	4,143

ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (d)	177	176

Banc of America Alternative Loan Trust Series 2005-12, Class CBIO, IO, 5.75%, 1/25/2036 ‡	752	130

Banc of America Funding Trust

Series 2004-1, PO, 3/25/2034 ‡	69	58

Series 2004-3, Class 1A1, 5.50%, 10/25/2034	132	138

Series 2004-C, Class 1A1, 4.38%, 12/20/2034 (a)	136	140

Series 2005-1, Class 30IO, IO, 5.50%, 2/25/2035 ‡	250	48

Series 2005-E, Class 4A1, 4.44%, 3/20/2035 (a)	73	74

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	267

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-4, Class 30PO, PO, 8/25/2035 ‡	33	28

Series 2005-6, Class 2A7, 5.50%, 10/25/2035	139	136

Series 2005-7, Class 30PO, PO, 11/25/2035 ‡	21	18

Series 2005-8, Class 30PO, PO, 1/25/2036 ‡	85	66

Banc of America Mortgage Trust

Series 2003-C, Class 3A1, 5.12%, 4/25/2033 (a)	76	78

Series 2003-J, Class 3A2, 4.56%, 11/25/2033 (a)	206	212

BCAP LLC Trust Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (a) (d)	87	88

Bear Stearns ARM Trust

Series 2003-4, Class 3A1, 4.40%, 7/25/2033 (a)	128	132

Series 2003-7, Class 3A, 4.31%, 10/25/2033 (a)	70	72

Series 2004-1, Class 12A1, 4.23%, 4/25/2034 (a)	242	249

Series 2004-2, Class 14A, 4.15%, 5/25/2034 (a)	92	93

Series 2006-1, Class A1, 3.84%, 2/25/2036 (a)	414	425

Bear Stearns Asset-Backed Securities Trust Series 2003-AC5, Class A1, 5.75%, 10/25/2033 (e)	303	313

Cascade Funding Mortgage Trust Series 2018-RM1, Class A1, 4.58%, 6/25/2048 (d) (e)	1,925	1,933

Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-9, Class 1P, PO, 11/25/2033 ‡	16	16

Chase Mortgage Finance Trust

Series 2007-A2, Class 2A1, 4.14%, 6/25/2035 (a)	241	246

Series 2007-A1, Class 9A1, 4.32%, 2/25/2037 (a)	171	174

Series 2007-A1, Class 1A3, 4.41%, 2/25/2037 (a)	950	973

Series 2007-A1, Class 7A1, 4.49%, 2/25/2037 (a)	97	100

Series 2007-A1, Class 2A1, 4.69%, 2/25/2037 (a)	71	73

CHL Mortgage Pass-Through Trust

Series 2004-3, PO, 4/25/2034 ‡	14	13

Series 2004-3, Class A26, 5.50%, 4/25/2034	154	160

Series 2004-HYB1, Class 2A, 3.59%, 5/20/2034 (a)	52	53

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-HYB3, Class 2A, 3.85%, 6/20/2034 (a)	300	305

Series 2004-7, Class 2A1, 4.54%, 6/25/2034 (a)	44	46

Series 2004-5, Class 1A4, 5.50%, 6/25/2034	411	426

Series 2004-13, Class 1A4, 5.50%, 8/25/2034	263	273

Series 2004-HYB6, Class A3, 3.93%, 11/20/2034 (a)	193	200

Series 2005-16, Class A23, 5.50%, 9/25/2035	119	110

Series 2005-22, Class 2A1, 3.57%, 11/25/2035 (a)	547	504

Series 2007-4, Class 1A52, IF, IO, 3.77%, 5/25/2037 ‡ (a)	1,966	474

Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-6, Class APO, PO, 9/25/2035 ‡	26	22

Citigroup Global Markets Mortgage Securities VII, Inc.

Series 2003-UP2, Class PO1, PO, 6/25/2033 ‡	1	—	(b)

Series 2003-HYB1, Class A, 4.24%, 9/25/2033 (a)	109	112

Citigroup Mortgage Loan Trust

Series 2009-10, Class 1A1, 4.33%, 9/25/2033 (a) (d)	265	272

Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (d)	658	702

Citigroup Mortgage Loan Trust, Inc.

Series 2003-1, Class WPO2, PO, 6/25/2031 ‡	6	6

Series 2003-1, Class WA2, 6.50%, 6/25/2031 ‡	6	7

Series 2003-1, Class PO3, PO, 9/25/2033 ‡	33	31

Series 2003-UP3, Class A3, 7.00%, 9/25/2033	7	7

Series 2003-1, Class 2A5, 5.25%, 10/25/2033	44	45

Series 2004-UST1, Class A3, 3.88%, 8/25/2034 (a)	59	61

Series 2004-UST1, Class A6, 4.58%, 8/25/2034 (a)	48	48

Series 2005-1, Class 2A1A, 2.73%, 2/25/2035 (a)	128	111

Series 2005-2, Class 2A11, 5.50%, 5/25/2035	302	310

Series 2005-5, Class 1A2, 3.97%, 8/25/2035 (a)	383	311

SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Conix Mortgage Asset Trust Series 2013-1, Class A, 12/25/2047 ‡ (f)	1,618		26

Credit Suisse First Boston Mortgage Securities Corp.

Series 2004-5, Class 3A1, 5.25%, 8/25/2019	32		29

Series 2003-1, Class DB1, 6.73%, 2/25/2033 (a)	428		444

Series 2003-AR15, Class 3A1, 4.16%, 6/25/2033 (a)	228		230

Series 2003-21, Class 1A4, 5.25%, 9/25/2033	105		108

Series 2004-AR2, Class 2A1, 3.87%, 3/25/2034 (a)	298		313

CSFB Mortgage-Backed Pass-Through Certificates

Series 2003-27, Class 5A3, 5.25%, 11/25/2033	302		312

Series 2003-27, Class 5A4, 5.25%, 11/25/2033	219		224

Series 2003-29, Class 1A1, 6.50%, 12/25/2033	243		253

Series 2003-29, Class 5A1, 7.00%, 12/25/2033	166		172

Series 2004-4, Class 2A4, 5.50%, 9/25/2034	151		158

Series 2004-8, Class 1A4, 5.50%, 12/25/2034	247		258

Series 2005-4, Class 2X, IO, 5.50%, 6/25/2035 ‡ (a)	755		86

Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 ‡	530		6

CSMA SFR Holdings II (United Kingdom) 7/31/2023 ‡	5,558		5,558

FHLMC, REMIC

Series 2347, Class VP, 6.50%, 3/15/2020	—	(b)	—	(b)

Series 2967, Class JI, IO, 5.00%, 4/15/2020	—	(b)	—	(b)

Series 1807, Class G, 9.00%, 10/15/2020	—	(b)	—	(b)

Series 1065, Class J, 9.00%, 4/15/2021	—	(b)	—	(b)

Series 1084, Class F, 2.61%, 5/15/2021 (a)	—	(b)	—	(b)

Series 1079, Class S, HB, IF, 28.36%, 5/15/2021 (a)	—	(b)	—	(b)

Series 1084, Class S, HB, IF, 37.76%, 5/15/2021 (a)	—	(b)	—	(b)

Series 1082, Class D, HB, 1,007.78%, 5/15/2021	—	(b)	—	(b)

Series 186, Class I, HB, 1,009.50%, 8/15/2021	—	(b)	—	(b)

Series 1133, Class H, 7.00%, 9/15/2021	—	(b)	—	(b)

Series 1144, Class KB, 8.50%, 9/15/2021	2		2

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 189, Class K, HB, 1,009.50%, 10/15/2021	—	(b)	—	(b)

Series 3688, Class CU, 6.99%, 11/15/2021 (a)	21		21

Series 3511, IO, 5.00%, 12/15/2021	3		—	(b)

Series 1196, Class B, HB, IF, 1,104.54%, 1/15/2022 (a)	—	(b)	—	(b)

Series 3282, Class YD, 5.50%, 2/15/2022	350		358

Series 2462, Class NB, 6.50%, 6/15/2022	34		35

Series 1343, Class LB, 7.50%, 8/15/2022	2		2

Series 1343, Class LA, 8.00%, 8/15/2022	5		5

Series 1395, Class G, 6.00%, 10/15/2022	2		2

Series 1374, Class Z, 7.00%, 10/15/2022	6		6

Series 1401, Class J, 7.00%, 10/15/2022	13		14

Series 2535, Class BK, 5.50%, 12/15/2022	17		18

Series 1470, Class F, 2.04%, 2/15/2023 (a)	1		1

Series 1466, Class PZ, 7.50%, 2/15/2023	24		25

Series 1798, Class F, 5.00%, 5/15/2023	12		12

Series 1518, Class G, IF, 7.32%, 5/15/2023 (a)	8		9

Series 1505, Class QB, IF, 16.86%, 5/15/2023 (a)	1		1

Series 204, Class E, HB, IF, 1,558.75%, 5/15/2023 (a)	—	(b)	—	(b)

Series 2033, Class J, 5.60%, 6/15/2023	48		50

Series 1526, Class L, 6.50%, 6/15/2023	4		5

Series 1541, Class O, 1.18%, 7/15/2023 (a)	10		10

Series 1677, Class Z, 7.50%, 7/15/2023	35		38

Series 1570, Class F, 2.54%, 8/15/2023 (a)	2		2

Series 1552, Class IA, IF, 18.20%, 8/15/2023 (a)	85		102

Series 1570, Class SA, HB, IF, 22.76%, 8/15/2023 (a)	6		7

Series 1578, Class K, 6.90%, 9/15/2023	22		24

Series 1578, Class V, IO, 7.00%, 9/15/2023	3		—	(b)

Series 2571, Class SK, HB, IF, 27.35%, 9/15/2023 (a)	14		19

Series 1591, Class PV, 6.25%, 10/15/2023	46		48

Series 1602, Class SA, IF, 17.30%, 10/15/2023 (a)	10		12

Series 1813, Class I, PO, 11/15/2023	100		97

Series 1813, Class J, IF, IO, 4.25%, 11/15/2023 (a)	386		26

Series 2720, Class PC, 5.00%, 12/15/2023	114		120

Series 1628, Class LZ, 6.50%, 12/15/2023	62		66

Series 1638, Class H, 6.50%, 12/15/2023	66		71

Series 2283, Class K, 6.50%, 12/15/2023	15		16

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	269

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 1644, Class K, 6.75%, 12/15/2023	28	30

Series 1658, Class GZ, 7.00%, 1/15/2024	77	83

Series 1865, Class D, PO, 2/15/2024	6	6

Series 1760, Class ZD, 1.25%, 2/15/2024 (a)	105	104

Series 2756, Class NA, 5.00%, 2/15/2024	33	34

Series 1671, Class QC, IF, 10.00%, 2/15/2024 (a)	6	7

Series 1686, Class SH, IF, 15.47%, 2/15/2024 (a)	2	2

Series 1699, Class FC, 2.28%, 3/15/2024 (a)	4	4

Series 1695, Class EB, 7.00%, 3/15/2024	31	33

Series 2033, Class SN, HB, IF, 26.78%, 3/15/2024 (a)	3	—	(b)

Series 2306, Class K, PO, 5/15/2024	7	7

Series 2306, Class SE, IF, IO, 8.85%, 5/15/2024 (a)	18	2

Series 1745, Class D, 7.50%, 8/15/2024	13	14

Series 3614, Class QB, 4.00%, 12/15/2024	1,287	1,345

Series 2967, Class S, HB, IF, 24.70%, 4/15/2025 (a)	26	33

Series 3022, Class SX, IF, 12.73%, 8/15/2025 (a)	33	40

Series 1829, Class ZB, 6.50%, 3/15/2026	19	21

Series 1863, Class Z, 6.50%, 7/15/2026	42	45

Series 1899, Class ZE, 8.00%, 9/15/2026	20	23

Series 1963, Class Z, 7.50%, 1/15/2027	21	24

Series 2470, Class SL, IF, 9.00%, 1/15/2027 (a)	10	10

Series 1985, Class PR, IO, 8.00%, 7/15/2027	7	1

Series 2065, Class PX, IO, 0.75%, 8/17/2027	3,105	39

Series 1987, Class PE, 7.50%, 9/15/2027	8	10

Series 2038, Class PN, IO, 7.00%, 3/15/2028	5	1

Series 2042, Class T, 7.00%, 3/15/2028	4	5

Series 2040, Class PE, 7.50%, 3/15/2028	48	56

Series 2060, Class Z, 6.50%, 5/15/2028	17	19

Series 2061, Class DC, IO, 6.50%, 6/15/2028	39	4

Series 2075, Class PH, 6.50%, 8/15/2028	107	121

Series 2086, Class GB, 6.00%, 9/15/2028	17	19

Series 2089, Class PJ, IO, 7.00%, 10/15/2028	8	1

Series 2111, Class SB, IF, IO, 5.84%, 1/15/2029 (a)	96	14

Series 2110, Class PG, 6.00%, 1/15/2029	71	80

Series 2125, Class JZ, 6.00%, 2/15/2029	27	29

Series 2130, Class QS, 6.00%, 3/15/2029	58	64

Series 2132, Class ZL, 6.50%, 3/15/2029	16	17

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2132, Class SB, HB, IF, 23.38%, 3/15/2029 (a)	11	17

Series 2141, IO, 7.00%, 4/15/2029	2	—	(b)

Series 2303, Class ZN, 8.50%, 4/15/2029	155	180

Series 2163, Class PC, IO, 7.50%, 6/15/2029	8	1

Series 2178, Class PB, 7.00%, 8/15/2029	17	19

Series 2201, Class C, 8.00%, 11/15/2029	23	26

Series 2204, Class GB, 8.00%, 12/20/2029 (a)	2	2

Series 2209, Class TC, 8.00%, 1/15/2030	90	107

Series 2210, Class Z, 8.00%, 1/15/2030	54	66

Series 2224, Class CB, 8.00%, 3/15/2030	17	20

Series 2247, Class Z, 7.50%, 8/15/2030	13	15

Series 2256, Class MC, 7.25%, 9/15/2030	55	65

Series 2254, Class Z, 9.00%, 9/15/2030	109	136

Series 2259, Class ZM, 7.00%, 10/15/2030	63	74

Series 2271, Class PC, 7.25%, 12/15/2030	78	92

Series 2296, Class PD, 7.00%, 3/15/2031	23	28

Series 2303, Class ZD, 7.00%, 4/15/2031	357	424

Series 2694, Class BA, 4.00%, 6/15/2031	22	23

Series 2359, Class ZB, 8.50%, 6/15/2031	54	66

Series 2388, Class UZ, 8.50%, 6/15/2031	21	24

Series 2344, Class ZD, 6.50%, 8/15/2031	157	182

Series 2344, Class ZJ, 6.50%, 8/15/2031	18	20

Series 2345, Class NE, 6.50%, 8/15/2031	10	11

Series 2372, Class F, 2.16%, 10/15/2031 (a)	11	11

Series 2367, Class ZK, 6.00%, 10/15/2031	198	227

Series 2368, Class AS, IF, 16.62%, 10/15/2031 (a)	6	9

Series 2383, Class FD, 2.16%, 11/15/2031 (a)	11	11

Series 2399, Class TH, 6.50%, 1/15/2032	166	194

Series 2494, Class SX, IF, IO, 5.34%, 2/15/2032 (a)	439	67

Series 2410, Class OE, 6.38%, 2/15/2032	35	38

Series 2410, Class QX, IF, IO, 6.99%, 2/15/2032 (a)	32	8

Series 2410, Class QS, IF, 15.19%, 2/15/2032 (a)	40	61

Series 2433, Class SA, IF, 16.62%, 2/15/2032 (a)	85	133

Series 2431, Class F, 2.16%, 3/15/2032 (a)	555	557

Series 2464, Class FE, 2.66%, 3/15/2032 (a)	139	142

Series 2444, Class ES, IF, IO, 6.29%, 3/15/2032 (a)	37	7

Series 2450, Class SW, IF, IO, 6.34%, 3/15/2032 (a)	42	8

SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2423, Class MC, 7.00%, 3/15/2032	45	53

Series 2423, Class MT, 7.00%, 3/15/2032	53	63

Series 2434, Class TC, 7.00%, 4/15/2032	56	67

Series 2436, Class MC, 7.00%, 4/15/2032	86	98

Series 2450, Class GZ, 7.00%, 5/15/2032	46	55

Series 3393, Class JO, PO, 9/15/2032	166	160

Series 2513, Class ZC, 5.50%, 10/15/2032	126	141

Series 2517, Class Z, 5.50%, 10/15/2032	109	120

Series 2835, Class QO, PO, 12/15/2032	51	47

Series 2552, Class FP, 2.66%, 1/15/2033 (a)	754	770

Series 2557, Class HL, 5.30%, 1/15/2033	492	564

Series 2586, Class WI, IO, 6.50%, 3/15/2033	138	28

Series 2611, Class SQ, IF, 9.68%, 5/15/2033 (a)	34	44

Series 2631, Class SA, IF, 11.81%, 6/15/2033 (a)	25	32

Series 2692, Class SC, IF, 9.97%, 7/15/2033 (a)	88	113

Series 2671, Class S, IF, 11.72%, 9/15/2033 (a)	38	53

Series 2725, Class SC, IF, 6.59%, 11/15/2033 (a)	104	112

Series 2722, Class PF, 2.26%, 12/15/2033 (a)	1,026	1,025

Series 2763, Class ZA, 6.00%, 3/15/2034	3,241	3,889

Series 2779, Class ZC, 6.00%, 4/15/2034	2,154	2,532

Series 2802, Class ZY, 6.00%, 5/15/2034	247	307

Series 3318, Class BT, IF, 7.00%, 5/15/2034 (a)	1,129	1,261

Series 2990, Class SL, IF, 18.41%, 6/15/2034 (a)	49	62

Series 3611, PO, 7/15/2034	208	194

Series 3305, Class MB, IF, 4.14%, 7/15/2034 (a)	72	77

Series 3659, Class VG, 5.00%, 9/15/2034	5,900	6,118

Series 3077, Class TO, PO, 4/15/2035	149	143

Series 2990, Class WP, IF, 12.70%, 6/15/2035 (a)	2	3

Series 3035, Class Z, 5.85%, 9/15/2035	939	1,075

Series 3117, Class EO, PO, 2/15/2036	133	123

Series 3117, Class OG, PO, 2/15/2036	134	125

Series 3117, Class OK, PO, 2/15/2036	136	125

Series 3143, Class BC, 5.50%, 2/15/2036	240	278

Series 3122, Class OH, PO, 3/15/2036	23	22

Series 3134, PO, 3/15/2036	19	18

Series 3152, Class MO, PO, 3/15/2036	245	227

Series 3122, Class ZB, 6.00%, 3/15/2036	25	42

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3138, PO, 4/15/2036	76	70

Series 3607, Class AO, PO, 4/15/2036	173	156

Series 3607, Class BO, PO, 4/15/2036	173	160

Series 3137, Class XP, 6.00%, 4/15/2036	744	879

Series 3219, Class DI, IO, 6.00%, 4/15/2036	115	24

Series 3149, Class SO, PO, 5/15/2036	59	52

Series 3151, PO, 5/15/2036	211	195

Series 3153, Class EO, PO, 5/15/2036	116	105

Series 3210, PO, 5/15/2036	154	153

Series 3604, PO, 5/15/2036	177	158

Series 3998, Class GF, 2.11%, 5/15/2036 (a)	809	810

Series 3171, Class MO, PO, 6/15/2036	109	102

Series 3179, Class OA, PO, 7/15/2036	95	88

Series 3194, Class SA, IF, IO, 5.44%, 7/15/2036 (a)	54	12

Series 3200, PO, 8/15/2036	149	139

Series 3232, Class ST, IF, IO, 5.04%, 10/15/2036 (a)	155	23

Series 3237, Class AO, PO, 11/15/2036	190	170

Series 3704, Class DT, 7.50%, 11/15/2036	948	1,156

Series 3704, Class ET, 7.50%, 12/15/2036	682	842

Series 3260, Class CS, IF, IO, 4.48%, 1/15/2037 (a)	109	20

Series 3262, Class SG, IF, IO, 4.74%, 1/15/2037 (a)	32	5

Series 3274, Class JO, PO, 2/15/2037	36	34

Series 3274, Class MO, PO, 2/15/2037	67	62

Series 3275, Class FL, 2.10%, 2/15/2037 (a)	37	37

Series 3288, Class GS, IF, 0.90%, 3/15/2037 (a)	30	29

Series 3290, Class SB, IF, IO, 4.79%, 3/15/2037 (a)	292	53

Series 3373, Class TO, PO, 4/15/2037	145	132

Series 3316, Class JO, PO, 5/15/2037	20	19

Series 3607, PO, 5/15/2037	434	396

Series 3322, Class NS, IF, 7.00%, 5/15/2037 (a)	796	930

Series 3371, Class FA, 2.26%, 9/15/2037 (a)	49	49

Series 3385, Class SN, IF, IO, 4.34%, 11/15/2037 (a)	79	10

Series 3387, Class SA, IF, IO, 4.76%, 11/15/2037 (a)	216	40

Series 3422, Class AI, IO, 0.25%, 1/15/2038 (e)	808	7

Series 3404, Class SC, IF, IO, 4.34%, 1/15/2038 (a)	310	64

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	271

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 3451, Class SA, IF, IO, 4.39%, 5/15/2038 (a)	64	9

Series 3537, Class MI, IO, 5.00%, 6/15/2038	557	99

Series 3461, Class LZ, 6.00%, 6/15/2038	113	131

Series 3481, Class SJ, IF, IO, 4.19%, 8/15/2038 (a)	427	79

Series 3895, Class WA, 5.70%, 10/15/2038 (a)	294	325

Series 3546, Class A, 3.92%, 2/15/2039 (a)	50	52

Series 3511, Class SA, IF, IO, 4.34%, 2/15/2039 (a)	101	19

Series 3531, Class SA, IF, IO, 4.64%, 5/15/2039 (a)	319	25

Series 3549, Class FA, 2.86%, 7/15/2039 (a)	48	49

Series 4580, Class PT, 6.94%, 8/15/2039 (a)	1,700	1,972

Series 3572, Class JS, IF, IO, 5.14%, 9/15/2039 (a)	347	53

Series 3795, Class EI, IO, 5.00%, 10/15/2039	685	58

Series 3621, PO, 1/15/2040	304	280

Series 3621, Class BO, PO, 1/15/2040	209	194

Series 3623, Class LO, PO, 1/15/2040	287	257

Series 3632, Class BS, IF, 11.97%, 2/15/2040 (a)	869	1,210

Series 3714, Class IP, IO, 5.00%, 8/15/2040	1,306	158

Series 3966, Class BF, 2.16%, 10/15/2040 (a)	834	835

Series 3747, Class PY, 4.00%, 10/15/2040	1,500	1,773

Series 3740, Class SC, IF, IO, 4.34%, 10/15/2040 (a)	658	112

Series 3747, Class CY, 4.50%, 10/15/2040	2,373	2,849

Series 3753, PO, 11/15/2040	1,986	1,835

Series 3770, Class PY, 5.00%, 12/15/2040	1,655	2,043

Series 3860, Class PZ, 5.00%, 5/15/2041	3,095	3,744

Series 3852, Class QN, IF, 5.50%, 5/15/2041 (a)	137	150

Series 3852, Class TP, IF, 5.50%, 5/15/2041 (a)	262	293

Series 3966, Class NA, 4.00%, 12/15/2041	1,916	2,136

Series 4015, Class MY, 3.50%, 3/15/2042	1,000	1,111

Series 4830, Class K, 4.00%, 8/15/2042	2,005	2,035

Series 4136, Class HS, IF, 2.34%, 11/15/2042 (a)	1,099	1,078

Series 4177, Class MQ, 2.50%, 3/15/2043	1,000	1,044

Series 4274, Class EM, 4.00%, 11/15/2043	1,000	1,238

Series 4280, Class EO, PO, 12/15/2043	1,438	1,303

Series 4281, Class OB, PO, 12/15/2043	1,701	1,543

Series 4377, Class JP, 3.00%, 8/15/2044	5,348	5,663

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 4456, Class SA, IF, IO, 4.49%, 3/15/2045 (a)	7,678		1,412

Series 4480, Class SE, IF, IO, 4.52%, 6/15/2045 (a)	7,546		1,540

Series 4708, Class F, 1.96%, 8/15/2047 (a)	5,529		5,485

Series 4888, Class AZ, 4.00%, 12/15/2048	5,770		6,584

FHLMC, STRIPS

Series 16, Class B, IO, 10.00%, 6/1/2020	—	(b)	—	(b)

Series 243, Class 16, IO, 4.50%, 11/15/2020	1		—	(b)

Series 243, Class 17, IO, 4.50%, 12/15/2020	1		—	(b)

Series 134, Class B, IO, 9.00%, 4/1/2022	1		—	(b)

Series 191, IO, 8.00%, 1/1/2028	506		91

Series 197, PO, 4/1/2028	208		198

Series 233, Class 11, IO, 5.00%, 9/15/2035	262		51

Series 233, Class 12, IO, 5.00%, 9/15/2035	152		29

Series 233, Class 13, IO, 5.00%, 9/15/2035	359		69

Series 239, Class S30, IF, IO, 6.04%, 8/15/2036 (a)	498		126

Series 262, Class 35, 3.50%, 7/15/2042	15,096		16,412

Series 299, Class 300, 3.00%, 1/15/2043	795		837

Series 310, PO, 9/15/2043	1,890		1,719

FHLMC, Structured Pass-Through Certificates, Whole Loan

Series T-41, Class 3A, 5.39%, 7/25/2032 (a)	185		210

Series T-76, Class 2A, 2.27%, 10/25/2037 (a)	2,162		2,394

Series T-42, Class A5, 7.50%, 2/25/2042	663		823

Series T-51, Class 2A, 7.50%, 8/25/2042 (a)	52		69

Series T-54, Class 2A, 6.50%, 2/25/2043	1,161		1,408

Series T-54, Class 3A, 7.00%, 2/25/2043	542		665

Series T-56, Class A5, 5.23%, 5/25/2043	1,001		1,152

Series T-58, Class APO, PO, 9/25/2043	80		69

Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	43		52

Series T-59, Class 1AP, PO, 10/25/2043	82		68

Series T-62, Class 1A1, 3.25%, 10/25/2044 (a)	995		997

First Horizon Alternative Mortgage Securities Trust

Series 2004-AA4, Class A1, 3.91%, 10/25/2034 (a)	255		256

Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	232		188

Series 2007-FA4, Class 1A2, IF, IO, 4.02%, 8/25/2037 ‡ (a)	3,590		927

FN 1/1/2050 (c)	10,000		10,328

SEE NOTES TO FINANCIAL STATEMENTS.

272	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

FNMA Trust, Whole Loan

Series 2003-W17, Class 1A7, 5.75%, 8/25/2033	3,401		3,804

Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	252		296

Series 2003-W8, Class 3F1, 2.03%, 5/25/2042 (a)	167		166

Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	211		247

Series 2003-W8, Class 2A, 7.00%, 10/25/2042	146		173

Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	204		239

Series 2005-W3, Class 2AF, 1.85%, 3/25/2045 (a)	437		435

Series 2005-W4, Class 3A, 4.27%, 6/25/2045 (a)	1,014		1,077

Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	164		189

Series 2006-W2, Class 1AF1, 1.85%, 2/25/2046 (a)	229		229

FNMA, Grantor Trust, Whole Loan

Series 2001-T7, Class A1, 7.50%, 2/25/2041	355		421

Series 2001-T12, Class A2, 7.50%, 8/25/2041	234		279

Series 2001-T10, PO, 12/25/2041	14		14

Series 2002-T4, Class A2, 7.00%, 12/25/2041	147		172

Series 2002-T4, Class A3, 7.50%, 12/25/2041	330		392

Series 2002-T16, Class A2, 7.00%, 7/25/2042	136		164

Series 2002-T19, Class A2, 7.00%, 7/25/2042	306		366

Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	235		272

Series 2004-T3, Class PT1, 10.15%, 1/25/2044 (a)	184		222

FNMA, REMIC

Series 1990-60, Class K, 5.50%, 6/25/2020	—	(b)	—	(b)

Series 1990-93, Class G, 5.50%, 8/25/2020	—	(b)	—	(b)

Series 1990-102, Class J, 6.50%, 8/25/2020	1		1

Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(b)	—	(b)

Series 1990-134, Class SC, IF, 19.16%, 11/25/2020 (a)	—	(b)	—	(b)

Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(b)	—	(b)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 1991-44, Class G, 8.50%, 5/25/2021	1		1

Series 1991-60, Class PM, HB, 1,009.00%, 6/25/2021	—	(b)	—	(b)

Series G92-7, Class JQ, 8.50%, 1/25/2022	3		3

Series G92-14, Class Z, 7.00%, 2/25/2022	—	(b)	—	(b)

Series 2007-15, Class NO, PO, 3/25/2022	18		17

Series 1992-101, Class J, 7.50%, 6/25/2022	1		1

Series G92-42, Class Z, 7.00%, 7/25/2022	1		1

Series G92-44, Class ZQ, 8.00%, 7/25/2022	1		1

Series 1996-59, Class J, 6.50%, 8/25/2022	1		1

Series G92-54, Class ZQ, 7.50%, 9/25/2022	3		4

Series G92-62, Class B, PO, 10/25/2022	2		2

Series G92-61, Class Z, 7.00%, 10/25/2022	15		16

Series G93-1, Class KA, 7.90%, 1/25/2023	11		12

Series 1993-108, Class D, PO, 2/25/2023	—	(b)	—	(b)

Series 1993-27, Class S, IF, 7.31%, 2/25/2023 (a)	10		11

Series 1993-25, Class J, 7.50%, 3/25/2023	23		24

Series 1993-31, Class K, 7.50%, 3/25/2023	4		4

Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (a)	9		10

Series 1993-54, Class Z, 7.00%, 4/25/2023	46		48

Series 1993-62, Class SA, IF, 18.12%, 4/25/2023 (a)	2		3

Series 1998-43, Class SA, IF, IO, 18.43%, 4/25/2023 (a)	21		5

Series 1993-97, Class FA, 2.88%, 5/25/2023 (a)	2		2

Series 2008-47, Class SI, IF, IO, 4.87%, 6/25/2023 (a)	57		2

Series 1993-162, Class F, 2.58%, 8/25/2023 (a)	6		6

Series 1996-14, Class SE, IF, IO, 9.00%, 8/25/2023 (a)	35		4

Series 1993-228, Class G, PO, 9/25/2023	2		2

Series 2008-76, Class GF, 2.28%, 9/25/2023 (a)	—	(b)	—	(b)

Series 1993-165, Class SD, IF, 12.66%, 9/25/2023 (a)	1		1

Series 2000-18, Class EC, PO, 10/25/2023	64		62

Series 1993-179, Class SB, HB, IF, 25.22%, 10/25/2023 (a)	10		12

Series 1993-230, Class FA, 2.26%, 12/25/2023 (a)	2		2

Series 2002-1, Class UD, IF, 18.81%, 12/25/2023 (a)	15		19

Series 1994-26, Class J, PO, 1/25/2024	156		151

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	273

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2009-9, IO, 5.00%, 2/25/2024	7		—	(b)

Series 2009-12, IO, 4.50%, 3/25/2024	—	(b)	—	(b)

Series 1994-37, Class L, 6.50%, 3/25/2024	14		15

Series G94-7, Class PJ, 7.50%, 5/17/2024	90		97

Series 2004-53, Class NC, 5.50%, 7/25/2024	88		93

Series 1995-2, Class Z, 8.50%, 1/25/2025	6		6

Series 2006-72, Class HO, PO, 8/25/2026	66		62

Series 2006-94, Class GI, IF, IO, 5.02%, 10/25/2026 (a)	724		74

Series 2006-94, Class GK, HB, IF, 25.12%, 10/25/2026 (a)	30		44

Series G97-2, Class ZA, 8.50%, 2/17/2027	23		27

Series 1997-20, IO, 1.84%, 3/25/2027 (a)	6		—	(b)

Series 1997-27, Class J, 7.50%, 4/18/2027	5		5

Series 1997-24, Class Z, 8.00%, 4/18/2027	5		6

Series 1997-46, Class Z, 7.50%, 6/17/2027	132		149

Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	4		—	(b)

Series 1998-30, Class ZA, 6.50%, 5/20/2028	287		323

Series 1998-36, Class ZB, 6.00%, 7/18/2028	35		39

Series 2002-7, Class FD, 2.33%, 4/25/2029 (a)	79		80

Series 1999-62, Class PB, 7.50%, 12/18/2029	31		35

Series 2000-52, IO, 8.50%, 1/25/2031	5		1

Series 2002-60, Class FA, 2.38%, 2/25/2031 (a)	261		263

Series 2002-60, Class FB, 2.38%, 2/25/2031 (a)	261		263

Series 2001-4, Class ZA, 6.50%, 3/25/2031	258		294

Series 2001-7, Class PF, 7.00%, 3/25/2031	21		25

Series 2002-50, Class ZA, 6.00%, 5/25/2031	386		435

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	31		5

Series 2001-49, Class LZ, 8.50%, 7/25/2031	58		68

Series 2001-38, Class FB, 2.13%, 8/25/2031 (a)	84		85

Series 2001-36, Class DE, 7.00%, 8/25/2031	50		58

Series 2001-44, Class PD, 7.00%, 9/25/2031	24		28

Series 2001-44, Class PU, 7.00%, 9/25/2031	31		37

Series 2001-53, Class FX, 1.98%, 10/25/2031 (a)	231		232

Series 2003-52, Class SX, IF, 18.07%, 10/25/2031 (a)	13		20

Series 2001-61, Class Z, 7.00%, 11/25/2031	127		152

Series 2001-72, Class SX, IF, 13.68%, 12/25/2031 (a)	13		18

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2002-1, Class SA, IF, 19.90%, 2/25/2032 (a)	7	11

Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (a)	159	6

Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (a)	8	10

Series 2002-30, Class Z, 6.00%, 5/25/2032	216	242

Series 2002-37, Class Z, 6.50%, 6/25/2032	15	17

Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	306	55

Series 2004-61, Class FH, 2.43%, 11/25/2032 (a)	1,246	1,258

Series 2011-39, Class ZA, 6.00%, 11/25/2032	1,374	1,608

Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (a)	50	59

Series 2004-59, Class BG, PO, 12/25/2032	74	69

Series 2002-77, Class S, IF, 11.50%, 12/25/2032 (a)	35	45

Series 2003-2, Class F, 2.38%, 2/25/2033 (a)	543	550

Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	294	24

Series 2003-22, Class UD, 4.00%, 4/25/2033	418	460

Series 2003-39, IO, 6.00%, 5/25/2033 (a)	23	4

Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	488	111

Series 2004-4, Class QI, IF, IO, 5.47%, 6/25/2033 (a)	143	7

Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	640	153

Series 2004-4, Class QM, IF, 10.95%, 6/25/2033 (a)	36	39

Series 2004-36, Class SN, IF, 10.95%, 7/25/2033 (a)	1	1

Series 2003-132, Class OA, PO, 8/25/2033	22	21

Series 2003-132, Class PI, IO, 5.50%, 8/25/2033	55	4

Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	231	43

Series 2003-74, Class SH, IF, 7.24%, 8/25/2033 (a)	27	34

Series 2003-86, Class ZA, 5.50%, 9/25/2033	260	295

Series 2003-91, Class SD, IF, 9.79%, 9/25/2033 (a)	33	41

Series 2003-105, Class AZ, 5.50%, 10/25/2033	1,381	1,594

Series 2003-116, Class SB, IF, IO, 5.97%, 11/25/2033 (a)	257	51

SEE NOTES TO FINANCIAL STATEMENTS.

274	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2006-44, Class P, PO, 12/25/2033	500	463

Series 2003-122, Class ZJ, 6.00%, 12/25/2033	1,474	1,718

Series 2004-87, Class F, 2.38%, 1/25/2034 (a)	204	206

Series 2003-130, Class SX, IF, 9.03%, 1/25/2034 (a)	14	16

Series 2003-131, Class SK, IF, 12.95%, 1/25/2034 (a)	29	34

Series 2004-46, Class EP, PO, 3/25/2034	156	152

Series 2004-28, Class PF, 2.03%, 3/25/2034 (a)	390	390

Series 2004-17, Class H, 5.50%, 4/25/2034	398	466

Series 2004-25, Class SA, IF, 15.05%, 4/25/2034 (a)	102	147

Series 2004-46, Class SK, IF, 12.03%, 5/25/2034 (a)	44	59

Series 2004-36, Class SA, IF, 15.05%, 5/25/2034 (a)	169	252

Series 2004-46, Class QB, IF, 17.49%, 5/25/2034 (a)	72	110

Series 2004-50, Class VZ, 5.50%, 7/25/2034	1,735	1,967

Series 2004-51, Class SY, IF, 10.99%, 7/25/2034 (a)	22	27

Series 2014-44, Class B, 2.50%, 8/25/2034	928	966

Series 2005-67, Class HG, 5.50%, 1/25/2035	17	17

Series 2005-7, Class LO, PO, 2/25/2035	542	505

Series 2005-15, Class MO, PO, 3/25/2035	121	119

Series 2005-13, Class FL, 2.03%, 3/25/2035 (a)	105	104

Series 2006-60, Class DO, PO, 4/25/2035	19	19

Series 2005-74, Class SK, IF, 15.66%, 5/25/2035 (a)	229	293

Series 2005-56, Class S, IF, IO, 5.08%, 7/25/2035 (a)	343	79

Series 2005-66, Class SV, IF, IO, 5.12%, 7/25/2035 (a)	336	37

Series 2005-103, Class SC, IF, 8.22%, 7/25/2035 (a)	277	349

Series 2005-66, Class SG, IF, 13.31%, 7/25/2035 (a)	115	166

Series 2005-68, Class PG, 5.50%, 8/25/2035	298	336

Series 2005-73, Class PS, IF, 12.63%, 8/25/2035 (a)	85	114

Series 2005-90, PO, 9/25/2035	129	126

Series 2005-90, Class AO, PO, 10/25/2035	42	40

Series 2010-39, Class OT, PO, 10/25/2035	160	153

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-84, Class XM, 5.75%, 10/25/2035	174	197

Series 2005-90, Class ES, IF, 12.81%, 10/25/2035 (a)	301	412

Series 2005-106, Class US, IF, 18.60%, 11/25/2035 (a)	184	269

Series 2006-15, Class OT, PO, 1/25/2036	5	5

Series 2006-8, Class WQ, PO, 3/25/2036	483	430

Series 2006-8, Class WN, IF, IO, 5.07%, 3/25/2036 (a)	1,771	401

Series 2006-16, Class HZ, 5.50%, 3/25/2036	206	237

Series 2006-23, Class KO, PO, 4/25/2036	76	71

Series 2006-27, Class OH, PO, 4/25/2036	169	157

Series 2006-44, Class GO, PO, 6/25/2036	201	186

Series 2006-50, Class JO, PO, 6/25/2036	120	111

Series 2006-50, Class PS, PO, 6/25/2036	170	162

Series 2006-53, Class US, IF, IO, 4.95%, 6/25/2036 (a)	319	58

Series 2006-113, PO, 7/25/2036	35	35

Series 2006-58, PO, 7/25/2036	201	186

Series 2006-58, Class AP, PO, 7/25/2036	74	68

Series 2006-65, Class QO, PO, 7/25/2036	83	77

Series 2006-56, Class FT, 2.38%, 7/25/2036 (a)	773	828

Series 2006-63, Class ZH, 6.50%, 7/25/2036	237	280

Series 2006-72, Class TO, PO, 8/25/2036	98	89

Series 2006-79, Class DO, PO, 8/25/2036	132	127

Series 2007-7, Class SG, IF, IO, 4.87%, 8/25/2036 (a)	254	85

Series 2006-77, Class PC, 6.50%, 8/25/2036	714	821

Series 2006-78, Class BZ, 6.50%, 8/25/2036	181	210

Series 2006-86, Class OB, PO, 9/25/2036	170	158

Series 2006-90, Class AO, PO, 9/25/2036	142	133

Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	962	222

Series 2006-110, PO, 11/25/2036	102	94

Series 2006-111, Class EO, PO, 11/25/2036	57	52

Series 2006-105, Class ME, 5.50%, 11/25/2036	1,010	1,169

Series 2006-115, Class OK, PO, 12/25/2036	208	189

Series 2006-119, PO, 12/25/2036	61	58

Series 2006-118, Class A2, 1.72%, 12/25/2036 (a)	116	114

Series 2006-120, Class PF, 1.88%, 12/25/2036 (a)	161	159

Series 2006-117, Class GS, IF, IO, 5.02%, 12/25/2036 (a)	203	35

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	275

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2006-120, IO, 6.50%, 12/25/2036	362	75

Series 2015-91, Class AC, 7.50%, 12/25/2036 (a)	2,529	3,124

Series 2006-126, Class AO, PO, 1/25/2037	358	327

Series 2007-1, Class SD, HB, IF, 29.24%, 2/25/2037 (a)	33	100

Series 2007-14, Class OP, PO, 3/25/2037	123	115

Series 2007-16, Class FC, 2.38%, 3/25/2037 (a)	49	51

Series 2007-22, Class SC, IF, IO, 4.45%, 3/25/2037 (a)	36	1

Series 2007-14, Class ES, IF, IO, 4.81%, 3/25/2037 (a)	497	91

Series 2009-63, Class P, 5.00%, 3/25/2037	29	32

Series 2007-18, Class MZ, 6.00%, 3/25/2037	402	445

Series 2010-54, Class FD, 1.87%, 5/25/2037 (a)	8,871	8,781

Series 2007-39, Class EF, 1.88%, 5/25/2037 (a)	40	40

Series 2007-46, Class ZK, 5.50%, 5/25/2037	733	820

Series 2007-54, Class FA, 2.03%, 6/25/2037 (a)	151	151

Series 2007-54, Class WI, IF, IO, 4.47%, 6/25/2037 (a)	473	93

Series 2007-64, Class FB, 2.00%, 7/25/2037 (a)	209	209

Series 2007-72, Class EK, IF, IO, 4.77%, 7/25/2037 (a)	1,034	211

Series 2007-65, Class KI, IF, IO, 4.99%, 7/25/2037 (a)	249	38

Series 2007-60, Class AX, IF, IO, 5.52%, 7/25/2037 (a)	366	96

Series 2007-76, Class ZG, 6.00%, 8/25/2037	335	388

Series 2007-78, Class CB, 6.00%, 8/25/2037	98	114

Series 2007-79, Class SB, IF, 18.05%, 8/25/2037 (a)	38	65

Series 2007-88, Class VI, IF, IO, 4.91%, 9/25/2037 (a)	163	35

Series 2009-86, Class OT, PO, 10/25/2037	563	538

Series 2007-100, Class SM, IF, IO, 4.82%, 10/25/2037 (a)	413	79

Series 2007-91, Class ES, IF, IO, 4.83%, 10/25/2037 (a)	550	110

Series 2007-106, Class A7, 6.18%, 10/25/2037 (a)	72	82

Series 2007-112, Class SA, IF, IO, 4.82%, 12/25/2037 (a)	989	182

Series 2007-116, Class HI, IO, 1.77%, 1/25/2038 (a)	796	35

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2008-1, Class BI, IF, IO, 4.28%, 2/25/2038 (a)	309	56

Series 2008-12, Class CO, PO, 3/25/2038	674	623

Series 2008-16, Class IS, IF, IO, 4.57%, 3/25/2038 (a)	163	19

Series 2008-10, Class XI, IF, IO, 4.60%, 3/25/2038 (a)	158	29

Series 2008-20, Class SA, IF, IO, 5.36%, 3/25/2038 (a)	299	63

Series 2009-79, Class UA, 7.00%, 3/25/2038	32	37

Series 2008-32, Class SA, IF, IO, 5.22%, 4/25/2038 (a)	53	6

Series 2008-27, Class SN, IF, IO, 5.27%, 4/25/2038 (a)	89	17

Series 2008-44, PO, 5/25/2038	17	15

Series 2011-47, Class ZA, 5.50%, 7/25/2038	512	588

Series 2008-53, Class CI, IF, IO, 5.57%, 7/25/2038 (a)	143	23

Series 2008-80, Class SA, IF, IO, 4.22%, 9/25/2038 (a)	279	47

Series 2008-81, Class SB, IF, IO, 4.22%, 9/25/2038 (a)	188	16

Series 2008-80, Class GP, 6.25%, 9/25/2038	22	26

Series 2010-148, Class MA, 4.00%, 2/25/2039	89	90

Series 2009-4, Class BD, 4.50%, 2/25/2039	28	31

Series 2009-6, Class GS, IF, IO, 4.92%, 2/25/2039 (a)	146	29

Series 2009-17, Class QS, IF, IO, 5.02%, 3/25/2039 (a)	161	27

Series 2009-62, Class HJ, 6.00%, 5/25/2039	147	158

Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	360	62

Series 2009-47, Class MT, 7.00%, 7/25/2039	25	29

Series 2009-69, PO, 9/25/2039	134	122

Series 2009-84, Class WS, IF, IO, 4.27%, 10/25/2039 (a)	114	15

Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	227	41

Series 2009-92, Class AD, 6.00%, 11/25/2039	209	230

Series 2009-103, Class MB, 4.36%, 12/25/2039 (a)	733	768

Series 2009-99, Class SC, IF, IO, 4.55%, 12/25/2039 (a)	85	11

Series 2009-99, Class WA, 6.30%, 12/25/2039 (a)	492	563

Series 2009-113, Class FB, 2.18%, 1/25/2040 (a)	149	150

SEE NOTES TO FINANCIAL STATEMENTS.

276	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2009-112, Class ST, IF, IO, 4.62%, 1/25/2040 (a)	290	63

Series 2010-23, Class KS, IF, IO, 5.47%, 2/25/2040 (a)	247	43

Series 2010-1, Class WA, 6.21%, 2/25/2040 (a)	1,036	1,158

Series 2010-16, Class WB, 6.20%, 3/25/2040 (a)	1,733	2,032

Series 2010-16, Class WA, 6.44%, 3/25/2040 (a)	875	1,023

Series 2010-49, Class SC, IF, 9.41%, 3/25/2040 (a)	441	557

Series 2010-40, Class FJ, 2.23%, 4/25/2040 (a)	186	188

Series 2010-35, Class SB, IF, IO, 4.79%, 4/25/2040 (a)	225	33

Series 2010-43, Class FD, 2.23%, 5/25/2040 (a)	457	460

Series 2010-42, Class S, IF, IO, 4.77%, 5/25/2040 (a)	105	20

Series 2010-61, Class WA, 6.00%, 6/25/2040 (a)	328	379

Series 2010-68, Class SA, IF, IO, 3.37%, 7/25/2040 (a)	1,018	140

Series 2010-103, Class ME, 4.00%, 9/25/2040	1,061	1,155

Series 2010-111, Class AM, 5.50%, 10/25/2040	1,273	1,503

Series 2010-123, Class FL, 2.06%, 11/25/2040 (a)	103	103

Series 2010-125, Class SA, IF, IO, 2.81%, 11/25/2040 (a)	1,185	134

Series 2010-130, Class CY, 4.50%, 11/25/2040	2,721	3,213

Series 2010-147, Class SA, IF, IO, 4.90%, 1/25/2041 (a)	2,484	561

Series 2011-20, Class MW, 5.00%, 3/25/2041	1,674	2,022

Series 2011-30, Class LS, IO, 2.17%, 4/25/2041 (a)	611	37

Series 2011-75, Class FA, 2.18%, 8/25/2041 (a)	148	149

Series 2011-118, Class LB, 7.00%, 11/25/2041	998	1,219

Series 2011-118, Class MT, 7.00%, 11/25/2041	1,632	1,983

Series 2011-118, Class NT, 7.00%, 11/25/2041	1,637	1,943

Series 2013-2, Class LZ, 3.00%, 2/25/2043	554	572

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-4, Class AJ, 3.50%, 2/25/2043	3,256	3,567

Series 2013-92, PO, 9/25/2043	1,959	1,755

Series 2013-101, Class DO, PO, 10/25/2043	2,000	1,819

Series 2018-11, Class LA, 3.50%, 7/25/2045	5,323	5,570

Series 2015-85, Class HD, 3.00%, 11/25/2045	240	239

Series 2018-63, Class DA, 3.50%, 9/25/2048	5,129	5,359

Series 2018-68, Class DZ, 4.00%, 9/25/2048	2,123	2,379

Series 2019-20, Class H, 3.50%, 5/25/2049	4,820	5,067

Series 2010-103, Class SB, IF, IO, 4.47%, 11/25/2049 (a)	770	67

Series 2011-2, Class WA, 5.86%, 2/25/2051 (a)	184	208

Series 2011-43, Class WA, 5.89%, 5/25/2051 (a)	260	304

Series 2011-58, Class WA, 5.43%, 7/25/2051 (a)	570	653

Series 2012-21, Class WA, 5.61%, 3/25/2052 (a)	966	1,119

FNMA, REMIC Trust Series 2006-72, Class GO, PO, 8/25/2036	146	139

FNMA, REMIC Trust, Whole Loan

Series 2004-W4, Class A7, 5.50%, 6/25/2034	821	948

Series 2007-W2, Class 1A1, 1.98%, 3/25/2037 (a)	226	225

Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	123	137

Series 2007-W7, Class 1A4, HB, IF, 29.21%, 7/25/2037 (a)	19	35

Series 2001-W3, Class A, 7.00%, 9/25/2041 (a)	475	526

Series 2002-W10, IO, 0.91%, 8/25/2042 (a)	1,748	38

Series 2003-W4, Class 2A, 5.78%, 10/25/2042 (a)	26	30

Series 2003-W1, Class 1A1, 5.27%, 12/25/2042 (a)	202	226

Series 2003-W1, Class 2A, 5.79%, 12/25/2042 (a)	129	143

Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	434	521

Series 2006-W3, Class 2A, 6.00%, 9/25/2046	186	210

Series 2006-W3, Class 1AF1, 1.87%, 10/25/2046 (a)	148	147

Series 2009-W1, Class A, 6.00%, 12/25/2049	1,028	1,207

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	277

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

FNMA, REMIC, Whole Loan

Series 2007-101, Class A2, 1.73%, 6/27/2036 (a)	269		264

Series 2003-7, Class A1, 6.50%, 12/25/2042	226		260

FNMA, STRIPS

Series 368, Class 3, IO, 4.50%, 11/25/2020	—	(b)	—	(b)

Series 213, Class 2, IO, 8.00%, 3/25/2023	51		4

Series 218, Class 2, IO, 7.50%, 4/25/2023	67		6

Series 265, Class 2, 9.00%, 3/25/2024	2		2

Series 300, Class 1, PO, 9/25/2024	77		74

Series 293, Class 1, PO, 12/25/2024	150		146

Series 285, Class 1, PO, 2/25/2027	4		4

Series 331, Class 13, IO, 7.00%, 11/25/2032	147		31

Series 345, Class 6, IO, 5.00%, 12/25/2033 (a)	72		11

Series 351, Class 7, IO, 5.00%, 4/25/2034 (a)	158		22

Series 356, Class 3, IO, 5.00%, 1/25/2035	201		30

Series 365, Class 8, IO, 5.50%, 5/25/2036	255		55

Series 373, Class 1, PO, 7/25/2036	1,581		1,480

Series 374, Class 5, IO, 5.50%, 8/25/2036	93		18

Series 393, Class 6, IO, 5.50%, 4/25/2037	45		7

Series 383, Class 32, IO, 6.00%, 1/25/2038	220		52

GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.88%, 6/19/2035 (a)	491		495

GNMA

Series 2008-36, Class AY, 5.00%, 4/16/2023	1		1

Series 1999-4, Class ZB, 6.00%, 2/20/2029	79		79

Series 2001-35, Class SA, IF, IO, 6.59%, 8/16/2031 (a)	52		—	(b)

Series 2010-14, Class AO, PO, 12/20/2032	21		21

Series 2003-11, Class SK, IF, IO, 6.04%, 2/16/2033 (a)	237		3

Series 2008-29, PO, 2/17/2033	38		37

Series 2003-24, PO, 3/16/2033	8		7

Series 2003-41, Class ID, IO, 5.50%, 5/20/2033	276		41

Series 2003-90, PO, 10/20/2033	21		20

Series 2010-41, Class WA, 5.82%, 10/20/2033 (a)	1,006		1,158

Series 2003-112, Class SA, IF, IO, 4.89%, 12/16/2033 (a)	314		42

Series 2005-24, Class ST, IF, 7.50%, 1/17/2034 (a)	26		27

Series 2004-28, Class S, IF, 15.10%, 4/16/2034 (a)	83		123

Series 2004-46, Class AO, PO, 6/20/2034	111		104

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-73, Class AE, IF, 11.43%, 8/17/2034 (a)	32	35

Series 2010-103, Class WA, 5.71%, 8/20/2034 (a)	519	592

Series 2004-73, Class JL, IF, IO, 4.89%, 9/16/2034 (a)	1,091	199

Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (a)	27	29

Series 2004-90, Class SI, IF, IO, 4.45%, 10/20/2034 (a)	351	48

Series 2005-68, Class DP, IF, 12.44%, 6/17/2035 (a)	98	124

Series 2010-14, Class CO, PO, 8/20/2035	809	747

Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (a)	1,063	196

Series 2005-68, Class KI, IF, IO, 4.65%, 9/20/2035 (a)	658	148

Series 2005-72, Class AZ, 5.50%, 9/20/2035	712	790

Series 2005-85, IO, 5.50%, 11/16/2035	271	41

Series 2010-14, Class BO, PO, 11/20/2035	123	114

Series 2006-16, Class OP, PO, 3/20/2036	113	106

Series 2006-22, Class AO, PO, 5/20/2036	78	76

Series 2006-38, Class SW, IF, IO, 4.85%, 6/20/2036 (a)	169	11

Series 2006-34, PO, 7/20/2036	66	63

Series 2006-59, Class SD, IF, IO, 5.05%, 10/20/2036 (a)	100	19

Series 2011-22, Class WA, 5.88%, 2/20/2037 (a)	1,357	1,585

Series 2007-57, PO, 3/20/2037	285	269

Series 2007-17, Class JO, PO, 4/16/2037	86	77

Series 2007-17, Class JI, IF, IO, 5.15%, 4/16/2037 (a)	628	121

Series 2010-129, Class AW, 5.97%, 4/20/2037 (a)	524	597

Series 2007-31, Class AO, PO, 5/16/2037	410	403

Series 2007-25, Class FN, 1.96%, 5/16/2037 (a)	67	67

Series 2007-28, Class BO, PO, 5/20/2037	15	14

Series 2007-26, Class SC, IF, IO, 4.55%, 5/20/2037 (a)	309	39

Series 2007-36, Class HO, PO, 6/16/2037	14	13

Series 2007-36, Class SE, IF, IO, 4.81%, 6/16/2037 (a)	288	39

Series 2007-36, Class SG, IF, IO, 4.82%, 6/20/2037 (a)	456	69

Series 2007-45, Class QA, IF, IO, 4.99%, 7/20/2037 (a)	134	18

SEE NOTES TO FINANCIAL STATEMENTS.

278	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2007-40, Class SD, IF, IO, 5.10%, 7/20/2037 (a)	323	56

Series 2007-42, Class SB, IF, IO, 5.10%, 7/20/2037 (a)	324	55

Series 2007-50, Class AI, IF, IO, 5.13%, 8/20/2037 (a)	212	37

Series 2008-20, PO, 9/20/2037	53	52

Series 2007-53, Class SW, IF, 15.26%, 9/20/2037 (a)	42	56

Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	221	17

Series 2009-79, Class OK, PO, 11/16/2037	214	201

Series 2007-74, Class SL, IF, IO, 4.88%, 11/16/2037 (a)	810	129

Series 2007-76, Class SA, IF, IO, 4.88%, 11/20/2037 (a)	260	33

Series 2007-79, Class SY, IF, IO, 4.90%, 12/20/2037 (a)	369	50

Series 2008-2, Class MS, IF, IO, 5.50%, 1/16/2038 (a)	208	40

Series 2008-1, PO, 1/20/2038	46	42

Series 2015-137, Class WA, 5.49%, 1/20/2038 (a)	419	491

Series 2008-13, Class PI, IO, 5.50%, 2/16/2038	626	96

Series 2008-10, Class S, IF, IO, 4.18%, 2/20/2038 (a)	144	18

Series 2009-106, Class ST, IF, IO, 4.35%, 2/20/2038 (a)	877	131

Series 2008-33, Class XS, IF, IO, 6.04%, 4/16/2038 (a)	138	25

Series 2008-36, Class SH, IF, IO, 4.65%, 4/20/2038 (a)	325	5

Series 2012-52, Class WA, 6.17%, 4/20/2038 (a)	3,295	3,858

Series 2008-40, Class SA, IF, IO, 4.74%, 5/16/2038 (a)	1,236	213

Series 2008-55, Class SA, IF, IO, 4.55%, 6/20/2038 (a)	158	27

Series 2008-62, Class SA, IF, IO, 4.50%, 7/20/2038 (a)	977	154

Series 2008-71, Class SC, IF, IO, 4.35%, 8/20/2038 (a)	59	8

Series 2012-59, Class WA, 5.56%, 8/20/2038 (a)	645	757

Series 2009-25, Class SE, IF, IO, 5.95%, 9/20/2038 (a)	153	22

Series 2011-97, Class WA, 6.12%, 11/20/2038 (a)	1,558	1,821

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2008-93, Class AS, IF, IO, 4.05%, 12/20/2038 (a)	241	30

Series 2008-96, Class SL, IF, IO, 4.35%, 12/20/2038 (a)	177	16

Series 2008-95, Class DS, IF, IO, 5.65%, 12/20/2038 (a)	618	133

Series 2011-163, Class WA, 5.87%, 12/20/2038 (a)	1,490	1,739

Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	58	4

Series 2009-6, Class SA, IF, IO, 4.44%, 2/16/2039 (a)	206	26

Series 2009-10, Class SA, IF, IO, 4.30%, 2/20/2039 (a)	347	42

Series 2009-24, Class DS, IF, IO, 4.65%, 3/20/2039 (a)	12	—	(b)

Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	1,079	193

Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	219	41

Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	260	64

Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	80	12

Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	187	41

Series 2009-102, Class SM, IF, IO, 4.74%, 6/16/2039 (a)	108	2

Series 2009-43, Class SA, IF, IO, 4.30%, 6/20/2039 (a)	224	30

Series 2009-42, Class SC, IF, IO, 4.43%, 6/20/2039 (a)	433	53

Series 2009-64, Class SN, IF, IO, 4.44%, 7/16/2039 (a)	385	54

Series 2009-54, Class JZ, 5.50%, 7/20/2039	1,527	1,768

Series 2009-67, Class SA, IF, IO, 4.39%, 8/16/2039 (a)	306	43

Series 2009-72, Class SM, IF, IO, 4.59%, 8/16/2039 (a)	594	120

Series 2009-104, Class AB, 7.00%, 8/16/2039	497	554

Series 2009-106, Class AS, IF, IO, 4.74%, 11/16/2039 (a)	646	88

Series 2015-91, Class W, 5.25%, 5/20/2040 (a)	1,262	1,451

Series 2013-75, Class WA, 5.15%, 6/20/2040 (a)	615	700

Series 2011-137, Class WA, 5.56%, 7/20/2040 (a)	2,184	2,563

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	279

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2010-130, Class CP, 7.00%, 10/16/2040	457	549

Series 2010-157, Class OP, PO, 12/20/2040	1,346	1,246

Series 2011-100, Class MY, 4.00%, 7/20/2041	2,000	2,202

Series 2012-24, Class WA, 5.56%, 7/20/2041 (a)	3,119	3,650

Series 2013-26, Class AK, 4.68%, 9/20/2041 (a)	1,611	1,821

Series 2014-188, Class W, 4.60%, 10/20/2041 (a)	1,595	1,786

Series 2012-141, Class WA, 4.53%, 11/16/2041 (a)	4,715	5,430

Series 2012-141, Class WC, 3.70%, 1/20/2042 (a)	2,642	2,928

Series 2012-141, Class WB, 3.97%, 9/16/2042 (a)	3,947	4,398

Series 2012-138, Class PT, 4.02%, 11/16/2042 (a)	3,925	4,364

Series 2013-54, Class WA, 4.79%, 11/20/2042 (a)	2,205	2,501

Series 2017-99, Class PT, 6.01%, 8/20/2044 (a)	1,355	1,618

Series 2019-31, Class HC, 3.50%, 5/20/2046	6,222	6,407

Series 2018-160, Class PA, 3.50%, 7/20/2046	6,917	7,174

Series 2016-90, Class LI, IO, 4.00%, 7/20/2046	5,710	648

Series 2019-111, IO, 5.00%, 4/20/2049	15,479	2,524

Series 2019-65, Class ST, IF, IO, 4.40%, 5/20/2049 (a)	19,483	3,154

Series 2012-H24, Class FG, 2.16%, 4/20/2060 (a)	49	49

Series 2013-H03, Class FA, 2.03%, 8/20/2060 (a)	11	11

Series 2013-H05, Class FB, 2.13%, 2/20/2062 (a)	84	84

Series 2013-H07, Class MA, 2.28%, 4/20/2062 (a)	11	11

Series 2012-H08, Class FC, 2.30%, 4/20/2062 (a)	2,990	2,997

Series 2013-H02, Class HF, 2.03%, 11/20/2062 (a)	19	19

Series 2013-H01, Class JA, 2.05%, 1/20/2063 (a)	3,484	3,474

Series 2013-H04, Class SA, 2.15%, 2/20/2063 (a)	2,325	2,322

Series 2013-H08, Class FC, 2.18%, 2/20/2063 (a)	3,068	3,067

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-H08, Class BF, 2.13%, 3/20/2063 (a)	1,459	1,455

Series 2013-H07, Class HA, 2.14%, 3/20/2063 (a)	4,073	4,068

Series 2013-H09, Class HA, 1.65%, 4/20/2063	1,903	1,899

Series 2014-H17, Class FC, 2.23%, 7/20/2064 (a)	840	841

Series 2015-H32, Class FH, 2.39%, 12/20/2065 (a)	3,801	3,829

Series 2016-H13, Class FD, 1.98%, 5/20/2066 (a)	5,662	5,668

Series 2016-H13, Class FT, 2.31%, 5/20/2066 (a)	3,028	3,033

Series 2016-H11, Class FD, 3.13%, 5/20/2066 (a)	2,079	2,087

Series 2016-H16, Class FC, 2.89%, 7/20/2066 (a)	7,185	7,211

Series 2016-H26, Class FC, 2.73%, 12/20/2066 (a)	1,603	1,629

Series 2017-H05, Class FC, 2.48%, 2/20/2067 (a)	1,719	1,731

Series 2017-H08, Class XI, IO, 2.09%, 3/20/2067 (a)	6,601	758

Series 2017-H11, Class XI, IO, 2.13%, 5/20/2067 (a)	17,608	1,851

Series 2017-H14, Class XI, IO, 1.66%, 6/20/2067 (a)	7,738	682

Series 2017-H14, Class AI, IO, 2.06%, 6/20/2067 (a)	9,365	1,017

Series 2017-H16, Class F, 2.25%, 8/20/2067 (a)	4,431	4,386

Series 2017-H17, Class FQ, 2.39%, 9/20/2067 (a)	5,687	5,676

Series 2018-H13, Class DF, 2.22%, 7/20/2068 (a)	5,410	5,345

Series 2019-H09, Class IB, IO, 1.81%, 4/20/2069 (a)	25,684	998

Series 2019-H10, Class IB, IO, 2.06%, 5/20/2069 (a)	34,870	2,023

Series 2019-H12, Class JI, IO, 1.98%, 7/20/2069 (a)	32,644	1,942

Series 2019-H14, Class KI, IO, 2.25%, 7/20/2069 (a)	22,381	1,500

Series 2019-H15, Class IJ, IO, 2.11%, 8/20/2069 (a)	30,407	1,943

Series 2019-H18, Class CI, IO, 1.12%, 10/20/2069 (a)	38,783	2,967

Series 2019-H18, Class KI, IO, 2.34%, 11/20/2069 (a)	26,402	1,724

SEE NOTES TO FINANCIAL STATEMENTS.

280	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2020-H02, Class DI, IO, 2.06%, 12/20/2069 (a)	40,908	2,598

GNMA, Whole Loan Series 2020-H04, Class FH, 2.25%, 2/20/2070 (a)	6,000	6,000

GNR GNR-AMHERST HECM 2.34%, 2/20/2060 (c)	7,380	7,380

Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	3,119	3,113

GSMPS Mortgage Loan Trust

Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (d)	268	269

Series 2004-4, Class 1AF, 2.03%, 6/25/2034 (a) (d)	134	125

Series 2005-RP2, Class 1AF, 1.98%, 3/25/2035 (a) (d)	258	240

Series 2005-RP3, Class 1AF, 1.98%, 9/25/2035 (a) (d)	1,638	1,446

Series 2005-RP3, Class 1AS, IO, 2.80%, 9/25/2035 ‡ (a) (d)	745	102

Series 2006-RP2, Class 1AS2, IF, IO, 4.42%, 4/25/2036 ‡ (a) (d)	1,477	256

GSR Mortgage Loan Trust

Series 2003-6F, Class A2, 2.03%, 9/25/2032 (a)	11	11

Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	194	198

Series 2003-13, Class 1A1, 4.29%, 10/25/2033 (a)	45	47

Series 2004-3F, Class 3A8, 13.50%, 2/25/2034	23	28

Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	324	338

Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	304	312

Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	185	191

Series 2005-5F, Class 8A3, 2.13%, 6/25/2035 (a)	51	48

Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	546	581

Series 2006-1F, Class 1AP, PO, 2/25/2036 ‡	132	114

Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,981	1,610

Headlands Residential LLC

Series 2017-RPL1, Class A, 3.88%, 8/25/2022 (d) (e)	3,325	3,337

Series 2018-RPL1, Class A, 4.25%, 6/25/2023 (d) (e)	3,570	3,620

Series 2019-RPL1, 3.97%, 6/25/2024 (d) (e)	6,000	6,094

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Impac CMB Trust Series 2005-2, Class 2M1, 2.41%, 4/25/2035 ‡ (a)	69	67

Impac Secured Assets CMN Owner Trust Series 2001-8, Class A6, 6.44%, 1/25/2032	394	407

Impac Secured Assets Trust Series 2006-2, Class 2A1, 1.98%, 8/25/2036 (a)	158	158

IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A, 3.64%, 3/25/2036 (a)	117	107

JP Morgan Mortgage Trust

Series 2006-A2, Class 5A2, 4.11%, 11/25/2033 (a)	222	230

Series 2006-A2, Class 5A3, 4.11%, 11/25/2033 (a)	401	417

Series 2004-A3, Class 4A1, 4.91%, 7/25/2034 (a)	36	37

Series 2006-A3, Class 6A1, 4.12%, 8/25/2034 (a)	105	106

Series 2006-A2, Class 4A1, 4.68%, 8/25/2034 (a)	281	293

Series 2004-A4, Class 1A1, 4.79%, 9/25/2034 (a)	62	65

Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	8	8

Series 2005-A1, Class 3A4, 4.33%, 2/25/2035 (a)	201	208

Series 2007-A1, Class 5A2, 3.99%, 7/25/2035 (a)	128	130

Legacy Mortgage Asset Trust Series 2020-GS1, Class A1, 2.88%, 10/25/2059 (d) (e)	4,980	5,031

Lehman Mortgage Trust

Series 2006-2, Class 1A1, 5.83%, 4/25/2036 (a)	251	223

Series 2007-6, Class 1A8, 6.00%, 7/25/2037	117	110

Series 2008-2, Class 1A6, 6.00%, 3/25/2038	443	286

LHOME Mortgage Trust

Series 2019-RTL2, Class A1, 3.84%, 3/25/2024 (d)	2,595	2,599

Series 2019-RTL3, Class A1, 3.87%, 7/25/2024 (d)	5,500	5,527

Series 2020-RTL1, Class A1, 3.23%, 10/25/2024 (d)	7,250	7,283

MASTR Adjustable Rate Mortgages Trust

Series 2004-13, Class 2A1, 4.58%, 4/21/2034 (a)	77	79

Series 2004-3, Class 4A2, 3.72%, 4/25/2034 (a)	38	36

Series 2004-4, Class 2A1, 4.36%, 5/25/2034 (a)	19	18

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	281

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2004-13, Class 3A7, 4.69%, 11/21/2034 (a)	384		394

Series 2004-15, Class 3A1, 4.32%, 12/25/2034 (a)	124		123

MASTR Alternative Loan Trust

Series 2003-8, Class 5A1, 5.00%, 11/25/2018	1		1

Series 2004-10, Class 1A1, 4.50%, 9/25/2019	7		6

Series 2003-4, Class 2A1, 6.25%, 6/25/2033	205		212

Series 2003-8, Class 3A1, 5.50%, 12/25/2033	42		43

Series 2003-9, Class 8A1, 6.00%, 1/25/2034	61		62

Series 2004-1, Class 30PO, PO, 2/25/2034 ‡	54		49

Series 2004-3, Class 30PO, PO, 4/25/2034 ‡	116		102

Series 2004-3, Class 30X1, IO, 6.00%, 4/25/2034 ‡	69		14

Series 2004-3, Class 2A1, 6.25%, 4/25/2034	170		176

Series 2004-5, Class 30PO, PO, 6/25/2034 ‡	139		120

Series 2004-5, Class 30X1, IO, 6.00%, 6/25/2034 ‡	37		6

Series 2004-6, Class 30X1, IO, 5.50%, 7/25/2034 ‡	56		9

Series 2004-6, Class 7A1, 6.00%, 7/25/2034	556		578

Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	35		31

Series 2004-7, Class AX1, IO, 5.50%, 8/25/2034 ‡	176		28

Series 2005-3, Class AX2, IO, 6.00%, 4/25/2035 ‡	1,090		194

MASTR Asset Securitization Trust

Series 2003-11, Class 15PO, PO, 12/25/2018 ‡	—	(b)	—	(b)

Series 2004-8, PO, 8/25/2019 ‡	1		1

Series 2004-8, Class 1A1, 4.75%, 8/25/2019	—	(b)	—

Series 2003-12, Class 6A1, 5.00%, 12/25/2033	49		50

Series 2004-P7, Class A6, 5.50%, 12/27/2033 (d)	85		89

Series 2004-1, Class 30PO, PO, 2/25/2034 ‡	9		8

Series 2004-3, PO, 3/25/2034 ‡	4		3

MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 1.98%, 5/25/2035 (a) (d)	1,503		1,034

MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (d)	100		85

Merrill Lynch Mortgage Investors Trust

Series 2003-A, Class 2A2, 2.49%, 3/25/2028 (a)	95		94

Series 2003-E, Class A1, 2.25%, 10/25/2028 (a)	435		440

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2003-F, Class A1, 2.27%, 10/25/2028 (a)	731		736

Series 2004-D, Class A2, 2.39%, 9/25/2029 (a)	315		309

Series 2004-E, Class A2A, 2.76%, 11/25/2029 (a)	135		137

Series 2003-A4, Class 2A, 4.82%, 7/25/2033 (a)	65		65

Series 2003-A5, Class 2A6, 3.98%, 8/25/2033 (a)	172		175

Series 2004-A4, Class A2, 4.33%, 8/25/2034 (a)	233		241

Series 2004-1, Class 2A1, 3.65%, 12/25/2034 (a)	202		205

Series 2005-A1, Class 3A, 4.10%, 12/25/2034 (a)	34		35

Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.61%, 4/25/2034 (a)	330		360

MortgageIT Trust Series 2005-5, Class A1, 2.15%, 12/25/2035 (a)	73		73

NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (d)	285		289

Nomura Asset Acceptance Corp. Alternative Loan Trust

Series 2003-A1, Class A5, 7.00%, 4/25/2033	23		24

Series 2003-A1, Class A1, 5.50%, 5/25/2033	22		23

Series 2003-A1, Class A2, 6.00%, 5/25/2033	34		36

P -stla 7.25%, 10/11/2022 ‡	3,200		3,200

Pretium Mortgage Credit Partners I LLC Series 2020-CFL1, Class A1, 3.10%, 2/27/2060 (d) (e)	5,020		5,061

Prime Mortgage Trust

Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	251		269

Series 2004-1, Class 2A3, 5.25%, 8/25/2034	10		10

Series 2005-4, Class 2PO, PO, 10/25/2035 ‡	95		56

Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 4.28%, 5/25/2035 (a)	10		10

PRPM Series 2019-GS1, Class A1, 3.50%, 10/25/2024 (a) (d)	2,365		2,396

RALI Trust

Series 2002-QS16, Class A3, IF, 13.22%, 10/25/2017 (a)	—	(b)	—	(b)

Series 2003-QS9, Class A3, IF, IO, 5.92%, 5/25/2018 ‡ (a)	1		—	(b)

SEE NOTES TO FINANCIAL STATEMENTS.

282	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	(b)	—

Series 2003-QS12, Class A2A, IF, IO, 5.97%, 6/25/2018 ‡ (a)	—	(b)	—

Series 2003-QS14, Class A1, 5.00%, 7/25/2018	3		3

Series 2004-QA4, Class NB3, 4.76%, 9/25/2034 ‡ (a)	232		239

Series 2004-QA6, Class NB2, 4.04%, 12/26/2034 (a)	96		84

Series 2005-QA6, Class A32, 5.28%, 5/25/2035 (a)	663		496

Series 2005-QA10, Class A31, 4.52%, 9/25/2035 (a)	92		81

Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	184		176

RBSSP Resecuritization Trust

Series 2009-12, Class 1A1, 5.45%, 11/25/2033 (a) (d)	136		137

Series 2009-1, Class 1A1, 6.50%, 2/26/2036 (a) (d)	261		270

RCO Trust

Series 2017-INV1, Class A, 3.20%, 11/25/2052 (a) (d)	2,376		2,386

Series 2017-INV1, Class M1, 3.90%, 11/25/2052 ‡ (a) (d)	2,483		2,533

Repo Buyer 8.32%, 5/1/2020 ‡	5,499		5,499

Repo Buyer RRI Trust 3.06%, 4/14/2055 ‡	4,942		4,809

Residential Asset Securitization Trust

Series 2003-A14, Class A1, 4.75%, 2/25/2019	—	(b)	—	(b)

Series 2003-A5, Class A1, 5.50%, 6/25/2033	131		136

Series 2004-IP2, Class 1A1, 4.12%, 12/25/2034 (a)	355		371

Series 2005-A2, Class A4, IF, IO, 3.42%, 3/25/2035 ‡ (a)	2,132		198

Series 2005-A16, Class AX, IO, 5.75%, 2/25/2036 ‡	815		183

Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	296		292

Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	232		203

RFMSI Trust Series 2005-SA4, Class 1A1, 4.02%, 9/25/2035 (a)	138		128

RMIP 5.60%, 8/25/2021 ‡	2,556		2,556

Seasoned Credit Risk Transfer Trust

Series 2017-4, Class MT, 3.50%, 6/25/2057 ‡	4,411		4,783

Series 2019-1, Class M55D, 4.00%, 7/25/2058	5,560		6,019

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-3, Class M55D, 4.00%, 10/25/2058	4,724	5,133

Series 2019-4, Class M55D, 4.00%, 2/25/2059	4,550	4,934

Sequoia Mortgage Trust

Series 2003-1, Class 1A, 2.41%, 4/20/2033 (a)	280	278

Series 2004-8, Class A1, 2.35%, 9/20/2034 (a)	501	499

Series 2004-8, Class A2, 2.45%, 9/20/2034 (a)	410	411

Series 2004-9, Class A1, 2.33%, 10/20/2034 (a)	1,139	1,132

Series 2004-10, Class A1A, 2.27%, 11/20/2034 (a)	406	398

Structured Asset Mortgage Investments II Trust

Series 2004-AR5, Class 1A1, 2.31%, 10/19/2034 (a)	554	559

Series 2005-AR5, Class A3, 1.90%, 7/19/2035 (a)	923	903

Structured Asset Securities Corp. Series 2003-37A, Class 2A, 4.11%, 12/25/2033 (a)	705	722

Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3, 3.91%, 11/25/2033 (a)	155	158

Thornburg Mortgage Securities Trust

Series 2003-4, Class A1, 2.27%, 9/25/2043 (a)	38	38

Series 2004-1, Class II2A, 3.08%, 3/25/2044 ‡ (a)	36	36

Toorak Mortgage Corp. Ltd. Series 2019-2, Class A1, 3.72%, 9/25/2022 (e)	3,440	3,464

TVC Mortgage Trust Series 2020-RTL1, Class A1, 3.47%, 9/25/2024 (d)	6,660	6,663

Vendee Mortgage Trust

Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	854	923

Series 1996-1, Class 1Z, 6.75%, 2/15/2026	183	206

Series 1996-2, Class 1Z, 6.75%, 6/15/2026	99	111

Series 1997-1, Class 2Z, 7.50%, 2/15/2027	222	252

Series 1998-1, Class 2E, 7.00%, 3/15/2028	160	184

vMobo, Inc. 7.50%, 5/31/2024	10,000	10,000

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-S1, Class A5, 5.50%, 4/25/2033	232	238

Series 2003-S3, Class 1A4, 5.50%, 6/25/2033	77	79

Series 2003-AR8, Class A, 4.41%, 8/25/2033 (a)	169	173

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	283

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2003-AR7, Class A7, 4.44%, 8/25/2033 (a)	201	204

Series 2003-AR9, Class 1A6, 4.33%, 9/25/2033 (a)	684	701

Series 2003-AR9, Class 2A, 4.40%, 9/25/2033 (a)	157	161

Series 2003-S9, Class P, PO, 10/25/2033 ‡	9	9

Series 2003-AR11, Class A6, 4.11%, 10/25/2033 (a)	475	486

Series 2003-S9, Class A8, 5.25%, 10/25/2033	505	516

Series 2004-AR3, Class A1, 4.47%, 6/25/2034 (a)	41	42

Series 2004-AR3, Class A2, 4.47%, 6/25/2034 (a)	275	280

Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	924	949

Series 2006-AR10, Class 2P, 3.83%, 9/25/2036 ‡ (a)	43	36

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust

Series 2005-4, Class DP, PO, 6/25/2020 ‡	36	23

Series 2005-1, Class 1A1, 5.50%, 3/25/2035	61	63

Series 2005-2, Class 1A4, IF, IO, 3.42%, 4/25/2035 ‡ (a)	3,099	413

Series 2005-4, Class CB7, 5.50%, 6/25/2035	404	404

Series 2005-6, Class 2A4, 5.50%, 8/25/2035	301	299

Series 2005-11, Class A4, IF, IO, 3.32%, 1/25/2036 ‡ (a)	4,756	642

Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA2, Class 2A, 7.00%, 7/25/2033	218	236

Wells Fargo Mortgage-Backed Securities Trust

Series 2004-U, Class A1, 4.60%, 10/25/2034 (a)	584	584

Series 2007-7, Class A7, 6.00%, 6/25/2037	221	222

Total Collateralized Mortgage Obligations (Cost $564,076)		590,688

Asset-Backed Securities — 12.3%

ABFC Trust Series 2005-AQ1, Class A4, 4.69%, 1/25/2034 ‡ (e)	258	263

Accelerated Assets LLC Series 2018-1, Class B, 4.51%, 12/2/2033 ‡ (d)	2,620	2,729

American Homes 4 Rent

Series 2015-SFR1, Class A, 3.47%, 4/17/2052 ‡ (d)	1,824	1,935

Series 2015-SFR1, Class D, 4.41%, 4/17/2052 ‡ (d)	4,390	4,693

Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (d)	3,975	4,391

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

American Homes 4 Rent Trust

Series 2014-SFR2, Class A, 3.79%, 10/17/2036 ‡ (d)	3,125	3,358

Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (d)	4,085	4,449

Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (d)	1,500	1,662

Series 2014-SFR3, Class B, 4.20%, 12/17/2036 ‡ (d)	5,850	6,263

Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (d)	1,570	1,708

Series 2014-SFR3, Class D, 5.04%, 12/17/2036 ‡ (d)	3,650	3,981

Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (d)	3,172	3,552

Series 2015-SFR2, Class A, 3.73%, 10/17/2052 ‡ (d)	1,851	2,018

Series 2015-SFR2, Class D, 5.04%, 10/17/2052 ‡ (d)	3,100	3,415

Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡ (d)	3,600	4,056

B2R Mortgage Trust

Series 2015-2, Class A, 3.34%, 11/15/2048 (d)	803	805

Series 2016-1, Class A, 2.57%, 6/15/2049 (d)	1,690	1,697

Series 2016-1, Class B, 3.87%, 6/15/2049 ‡ (d)	2,000	2,017

BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027 (d)	204	204

Camillo Issuer LLC

Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	3,852	3,844

Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (d)	2,821	2,821

CARS-DB4 LP Series 2020-1A, Class B1, 4.17%, 2/15/2050 (d)	10,000	10,157

Chase Funding Trust

Series 2002-3, Class 1A5, 5.91%, 6/25/2032 ‡ (e)	876	881

Series 2003-4, Class 1A5, 5.12%, 5/25/2033 ‡ (e)	457	476

Series 2003-6, Class 1A7, 5.02%, 11/25/2034 ‡ (e)	316	333

Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-UP1, Class A, 3.95%, 4/25/2032 ‡ (d) (e)	2	2

Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3, Class A, 2.39%, 12/25/2033 (a)	1	1

SEE NOTES TO FINANCIAL STATEMENTS.

284	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Colony American Finance Ltd. (Cayman Islands)

Series 2016-1, Class A, 2.54%, 6/15/2048 (d)	273	273

Series 2016-2, Class A, 2.55%, 11/15/2048 (d)	1,325	1,333

CoreVest American Finance Trust

Series 2017-2, Class M, 5.62%, 12/25/2027 ‡ (d)	2,200	2,428

Series 2019-3, Class XB, IO, 1.39%, 10/15/2052 (a) (d)	27,000	2,808

Series 2019-3, Class XA, IO, 2.04%, 10/15/2052 (a) (d)	23,449	2,134

Series 2019-3, Class A, 2.71%, 10/15/2052 (d)	3,059	3,169

Diamond Resorts Owner Trust

Series 2016-1, Class A, 3.08%, 11/20/2028 (d)	1,778	1,786

Series 2017-1A, Class A, 3.27%, 10/22/2029 (d)	680	695

Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (d)	464	477

Series 2018-1, Class B, 4.19%, 1/21/2031 ‡ (d)	2,712	2,818

Series 2019-1A, Class B, 3.53%, 2/20/2032 ‡ (d)	4,659	4,767

Series 2019-1A, Class C, 4.02%, 2/20/2032 ‡ (d)	2,917	2,985

Dominion Financial Services 2 LLC Series 2018-1, Class A, 5.35%, 9/15/2022 ‡ (d) (e)	7,300	7,300

E3 (Cayman Islands)

Series 2019-1, Class B, 4.15%, 9/20/2055 ‡ (d)	2,806	2,896

Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (d)	1,713	1,697

FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	5,864	6,348

FNMA, REMIC Trust Series 2001-W4, Class AF6, 5.61%, 1/25/2032 (e)	66	70

FORT CRE LLC Series 2018-1A, Class C, 4.46%, 11/16/2035 ‡ (a) (d)	900	905

Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (d)	1,064	1,069

Goodgreen Series 2019-2A, Class A, 2.76%, 10/15/2054 (d)	2,992	3,070

Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (d)	450	478

HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (d)	1,616	1,700

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

HERO Funding II (Cayman Islands)

Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (d)	2,180	2,220

Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (d)	2,231	2,286

HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 (d)	1,378	1,468

HERO Funding Trust

Series 2015-1A, Class A, 3.84%, 9/21/2040 (d)	40	42

Series 2016-2A, Class A, 3.75%, 9/20/2041 (d)	1,638	1,715

Series 2016-3A, Class A1, 3.08%, 9/20/2042 (d)	1,095	1,130

Series 2016-4A, Class A1, 3.57%, 9/20/2047 (d)	3,256	3,432

Series 2016-4A, Class A2, 4.29%, 9/20/2047 (d)	3,256	3,497

Series 2017-1A, Class A2, 4.46%, 9/20/2047 (d)	1,431	1,538

Series 2017-2A, Class A1, 3.28%, 9/20/2048 (d)	2,255	2,341

HERO Residual Funding (Cayman Islands) Series 2016-1R, Class A1, 4.50%, 9/21/2042 (d)	793	789

Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 1.83%, 3/25/2036 ‡ (a)	60	60

Home Partners of America Trust Series 2019-1, Class E, 3.60%, 9/17/2039 (d)	4,288	4,420

KGS-Alpha SBA COOF Trust

Series 2012-3, Class A, IO, 1.54%, 9/25/2026 ‡ (a) (d)	536	7

Series 2012-4, Class A, IO, 0.98%, 9/25/2037 ‡ (a) (d)	8,638	220

Series 2012-6, Class A, IO, 0.63%, 5/25/2039 ‡ (a) (d)	6,310	97

Series 2015-2, Class A, IO, 4.16%, 7/25/2041 ‡ (a) (d)	984	110

Legacy Mortgage Asset Trust Series 2019-GS5, Class A1, 3.20%, 5/25/2059 (d) (e)	7,860	7,948

Long Beach Mortgage Loan Trust Series 2004-1, Class M1, 2.38%, 2/25/2034 ‡ (a)	600	594

LV Tower 52 Issuer

Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (d)	2,388	2,397

Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (d)	964	968

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	285

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Madison Avenue Manufactured Housing Contract Trust Series 2002-A, IO, 0.30%, 3/25/2032 ‡	62,424	414

Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (d)	1,641	1,849

Mid-State Capital Trust

Series 2010-1, Class A, 3.50%, 12/15/2045 (d)	422	433

Series 2010-1, Class M, 5.25%, 12/15/2045 ‡ (d)	650	677

New Century Home Equity Loan Trust Series 2003-5, Class AI6, 5.06%, 11/25/2033 ‡ (e)	270	279

Ocwen Master Advance Receivables Trust Series 2019-T2, Class DT2, 3.04%, 8/15/2051 ‡ (d)	5,000	5,063

Orange Lake Timeshare Trust Series 2019-A, Class C, 3.61%, 4/9/2038 ‡ (d)	5,516	5,702

Pretium Mortgage Credit Partners I LLC

Series 2019-CFL1, Class A1, 3.72%, 1/25/2059 ‡ (d) (e)	5,095	5,137

Series 2019-NPL1, Class A1, 4.21%, 7/25/2060 ‡ (d) (e)	3,061	3,072

Progress Residential Trust

Series 2015-SFR3, Class A, 3.07%, 11/12/2032 ‡ (d)	5,803	5,807

Series 2015-SFR3, Class C, 4.33%, 11/12/2032 (d)	2,000	2,002

Series 2015-SFR3, Class D, 4.67%, 11/12/2032 ‡ (d)	2,093	2,097

Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (d)	4,350	4,352

Series 2017-SFR2, Class C, 3.40%, 12/17/2034 ‡ (d)	2,320	2,343

Series 2019-SFR1, Class E, 4.47%, 8/17/2035 ‡ (d)	6,400	6,673

Series 2019-SFR2, Class E, 4.14%, 5/17/2036 ‡ (d)	6,285	6,501

Series 2019-SFR3, Class E, 3.37%, 9/17/2036 ‡ (d)	7,300	7,424

Series 2019-SFR4, Class E, 3.44%, 10/17/2036 ‡ (d)	1,325	1,351

PRPM LLC

Series 2019-3A, Class A1, 3.35%, 7/25/2024 ‡ (d) (e)	9,007	9,054

Series 2019-4A, Class A1, 3.35%, 11/25/2024 ‡ (d) (e)	6,653	6,701

Series 2020-1A, Class A1, 2.98%, 2/25/2025 (d) (e)	5,850	5,885

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (e)	479	196

Renew (Cayman Islands)

Series 2017-1A, Class A, 3.67%, 9/20/2052 (d)	575	607

Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (d)	398	403

Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041 ‡ (d)	2,191	2,191

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.28%, 1/25/2036 ‡ (e)	74	69

Sierra Timeshare Receivables Funding LLC

Series 2018-3A, Class C, 4.17%, 9/20/2035 ‡ (d)	569	595

Series 2019-1A, Class C, 3.77%, 1/20/2036 ‡ (d)	2,395	2,441

Series 2019-3A, Class B, 2.75%, 8/20/2036 ‡ (d)	7,899	7,984

Structured Asset Securities Corp. Pass-Through Certificates

Series 2002-AL1, Class A2, 3.45%, 2/25/2032 ‡	131	127

Series 2002-AL1, Class A3, 3.45%, 2/25/2032 ‡	357	348

Tricon American Homes Trust Series 2016-SFR1, Class C, 3.49%, 11/17/2033 ‡ (d)	1,247	1,260

Vericrest Opportunity Loan Trust

Series 2019-NPL4, Class A1B, 4.15%, 8/25/2049 ‡ (d) (e)	5,800	5,868

Series 2019-NPL5, Class A1B, 4.25%, 9/25/2049 ‡ (d) (e)	4,900	4,942

Series 2019-NPL7, Class A1B, 3.97%, 10/25/2049 ‡ (d) (e)	3,500	3,530

Series 2019-NPL8, Class A1A, 3.28%, 11/25/2049 ‡ (d) (e)	4,673	4,700

Series 2019-NPL8, Class A1B, 4.09%, 11/25/2049 ‡ (d) (e)	5,980	6,047

Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 ‡ (d) (e)	4,520	4,548

Series 2020-NPL2, Class A1B, 3.67%, 2/25/2050 ‡ (d) (e)	2,810	2,848

Series 2020-NPL5, Class A1A, 2.98%, 3/25/2050 (d) (e)	7,460	7,490

Series 2020-NPL5, Class A1B, 3.47%, 3/25/2050 (d) (e)	3,745	3,757

VOLT LXXX LLC Series 2019-NPL6, Class A1A, 3.23%, 10/25/2049 ‡ (d) (e)	3,141	3,151

SEE NOTES TO FINANCIAL STATEMENTS.

286	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

VOLT LXXXIII LLC Series 2019-NPL9, Class A1B, 4.09%, 11/26/2049 ‡ (d) (e)	6,360	6,436

VOLT LXXXIV LLC Series 2019-NP10, Class A1A, 3.43%, 12/27/2049 ‡ (d) (e)	8,000	8,045

VOLT LXXXV LLC

Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050 ‡ (d) (e)	10,028	10,072

Series 2020-NPL1, Class A1B, 3.72%, 1/25/2050 ‡ (d) (e)	7,500	7,573

VOLT LXXXVII LLC

Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 (d) (e)	9,358	9,399

Series 2020-NPL3, Class A1B, 3.67%, 2/25/2050 (d) (e)	4,000	4,036

VOLT LXXXVIII LLC Series 2020-NPL4, Class A1, 2.98%, 3/25/2050 (d) (e)	6,930	6,975

VSE VOI Mortgage LLC Series 2018-A, Class A, 3.56%, 2/20/2036 (d)	942	989

Welk Resorts LLC

Series 2019-AA, Class A, 2.80%, 6/15/2038 (d)	3,989	4,100

Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡ (d)	3,946	4,054

Westgate Resorts LLC

Series 2016-1A, Class B, 4.50%, 12/20/2028 (d)	1,704	1,715

Total Asset-Backed Securities (Cost $361,436)		369,508

Commercial Mortgage-Backed Securities — 8.1%

BAMLL Commercial Mortgage Securities Trust

Series 2012-PARK, Class A, 2.96%, 12/10/2030 (d)	7,578	7,877

Series 2014-520M, Class C, 4.21%, 8/15/2046 ‡ (a) (d)	2,500	2,829

Series 2016-FR14, Class A, 2.94%, 2/27/2048 (a) (d)	5,185	5,128

BAMLL Re-REMIC Trust

Series 2013-FRR1, Class A1, PO, 12/26/2020 (d)	5,500	5,387

Series 2016-FR16, Class A, 0.93%, 5/27/2021 (a) (d)	1,985	1,954

Series 2014-FRR5, Class AK30, PO, 6/27/2045 (d)	4,500	4,001

Series 2016-FR13, Class A, 1.61%, 8/27/2045 (a) (d)	6,365	6,083

Series 2015-FR11, Class AK25, 2.55%, 9/27/2045 (a) (d)	4,500	4,488

Series 2014-FRR5, Class A714, PO, 1/27/2047 (d)	3,000	2,938

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2014-FRR8, Class A, 2.16%, 11/26/2047 (a) (d)	3,585	3,380

Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class D, 4.01%, 3/15/2036 ‡ (a) (d)	2,000	2,000

BB-UBS Trust

Series 2012-TFT, Class A, 2.89%, 6/5/2030 (d)	966	967

Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (d)	4,100	4,406

Series 2012-SHOW, Class E, 4.03%, 11/5/2036 (a) (d)	3,575	3,670

Commercial Mortgage Trust

Series 2013-300P, Class A1, 4.35%, 8/10/2030 (d)	1,500	1,620

Series 2013-SFS, Class A2, 2.99%, 4/12/2035 (a) (d)	1,247	1,295

Series 2006-GG7, Class AM, 5.72%, 7/10/2038 (a)	108	109

Series 2013-CR9, Class XB, IO, 0.22%, 7/10/2045 ‡ (a) (d)	140,329	1,033

Series 2012-CR2, Class XA, IO, 1.63%, 8/15/2045 ‡ (a)	4,704	155

Series 2014-CR19, Class A5, 3.80%, 8/10/2047	1,500	1,635

Series 2015-CR24, Class A5, 3.70%, 8/10/2048	1,542	1,698

Series 2015-CR25, Class A4, 3.76%, 8/10/2048	1,562	1,728

CSAIL Commercial Mortgage Trust

Series 2017-CX10, Class UESB, 4.24%, 10/15/2032 ‡ (a) (d)	7,969	8,345

Series 2017-CX10, Class UESC, 4.24%, 10/15/2032 ‡ (a) (d)	2,900	2,989

CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (d)	1,700	1,739

DBWF Mortgage Trust Series 2015-LCM, Class A1, 3.00%, 6/10/2034 (d)	1,244	1,276

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KJ02, Class A2, 2.60%, 9/25/2020	14	14

Series KJ09, Class A2, 2.84%, 9/25/2022	1,491	1,539

Series KJ07, Class A2, 2.31%, 12/25/2022	3,570	3,660

Series KS01, Class A2, 2.52%, 1/25/2023	1,926	1,970

Series KPLB, Class A, 2.77%, 5/25/2025	321	341

Series K065, Class A2, 3.24%, 4/25/2027	1,848	2,043

Series K065, Class AM, 3.33%, 5/25/2027	993	1,100

Series K077, Class AM, 3.85%, 5/25/2028 (a)	4,025	4,651

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	287

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

FNMA ACES

Series 2016-M2, Class AV2, 2.15%, 1/25/2023	3,141	3,196

Series 2014-M3, Class A2, 3.48%, 1/25/2024 (a)	1,930	2,072

Series 2014-M9, Class A2, 3.10%, 7/25/2024 (a)	4,231	4,495

Series 2015-M3, Class A2, 2.72%, 10/25/2024	3,000	3,162

Series 2015-M7, Class A2, 2.59%, 12/25/2024	1,211	1,266

Series 2015-M2, Class A3, 3.04%, 12/25/2024 (a)	2,141	2,290

Series 2015-M13, Class A2, 2.71%, 6/25/2025 (a)	3,091	3,284

Series 2016-M6, Class A2, 2.49%, 5/25/2026	4,500	4,713

Series 2017-M3, Class A2, 2.48%, 12/25/2026 (a)	1,890	2,012

Series 2017-M8, Class A2, 3.06%, 5/25/2027 (a)	2,860	3,130

Series 2017-M15, Class A2, 2.96%, 9/25/2027 (a)	5,000	5,448

Series 2018-M7, Class A2, 3.05%, 3/25/2028 (a)	4,377	4,838

Series 2019-M1, Class A2, 3.56%, 9/25/2028 (a)	4,615	5,284

Series 2019-M2, Class A2, 3.63%, 11/25/2028 (a)	5,625	6,475

Series 2018-M3, Class A2, 3.09%, 2/25/2030 (a)	1,255	1,406

FREMF Mortgage Trust

Series 2015-K720, Class B, 3.39%, 7/25/2022 (a) (d)	6,000	6,195

Series 2014-K39, Class C, 4.16%, 8/25/2047 (a) (d)	3,099	3,326

Series 2014-K41, Class C, 3.83%, 11/25/2047 (a) (d)	1,830	1,934

Series 2014-K40, Class C, 4.07%, 11/25/2047 (a) (d)	1,626	1,738

Series 2015-K45, Class B, 3.59%, 4/25/2048 (a) (d)	5,075	5,391

Series 2015-K46, Class C, 3.69%, 4/25/2048 (a) (d)	3,000	3,177

Series 2015-K48, Class B, 3.64%, 8/25/2048 (a) (d)	5,545	5,907

Series 2015-K48, Class C, 3.64%, 8/25/2048 (a) (d)	5,000	5,222

Series 2015-K49, Class C, 3.72%, 10/25/2048 (a) (d)	3,000	3,150

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-K50, Class B, 3.78%, 10/25/2048 (a) (d)	2,100	2,256

Series 2015-K51, Class B, 3.95%, 10/25/2048 (a) (d)	1,000	1,082

Series 2016-K722, Class B, 3.84%, 7/25/2049 (a) (d)	5,250	5,496

Series 2016-K59, Class B, 3.58%, 11/25/2049 (a) (d)	1,902	2,020

GS Mortgage Securities Trust Series 2006-GG8, Class X, IO, 1.11%, 11/10/2039 ‡ (a) (d)	1,919	9

JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-CB15, Class X1, IO, 0.32%, 6/12/2043 ‡ (a)	4,419	6

JPMCC Re-REMIC Trust

Series 2015-FRR2, Class AK36, 2.20%, 12/27/2046 (a) (d)	3,500	3,410

Series 2014-FRR1, Class BK10, 2.44%, 11/27/2049 ‡ (a) (d)	3,500	3,478

Series 2014-FRR1, Class AK10, 4.29%, 11/27/2049 (d)	456	456

Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (d)	2,686	3,090

LB-UBS Commercial Mortgage Trust Series 2006-C1, Class XCL, IO, 0.38%, 2/15/2041 ‡ (a) (d)	2,554	—	(b)

Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 2/15/2047	423	428

Morgan Stanley Capital I Trust Series 2012-C4, Class A3, 2.99%, 3/15/2045	366	368

MRCD Mortgage Trust

Series 2019-PARK, Class A, 2.72%, 12/15/2036 (d)	5,000	5,212

Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (d)	7,000	6,877

Multi-Family Connecticut Avenue Securities Trust Series 2019-01, Class M7, 3.33%, 10/15/2049 ‡ (a) (d)	3,688	3,684

PFP Ltd. (Cayman Islands) Series 2019-5, Class D, 4.30%, 4/14/2036 ‡ (a) (d)	3,000	2,999

RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (d)	2,123	2,206

UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.07%, 5/10/2045 (a) (d)	5,689	189

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (d)	3,015	3,124

SEE NOTES TO FINANCIAL STATEMENTS.

288	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

UBS-Barclays Commercial Mortgage Trust

Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	897

Series 2012-C2, Class XA, IO, 1.31%, 5/10/2063 ‡ (a) (d)	10,315	266

Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,300	1,352

VNDO Mortgage Trust

Series 2013-PENN, Class A, 3.81%, 12/13/2029 (d)	2,500	2,526

Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (d)	2,991	3,101

Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 ‡ (a) (d)	491	—	(b)

Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class A, 2.71%, 3/18/2028 (a) (d)	3,000	2,997

WFRBS Commercial Mortgage Trust

Series 2011-C3, Class A4, 4.38%, 3/15/2044 (d)	1,210	1,234

Series 2013-C11, Class D, 4.26%, 3/15/2045 ‡ (a) (d)	750	779

Series 2012-C6, Class A4, 3.44%, 4/15/2045	1,187	1,217

Total Commercial Mortgage-Backed Securities (Cost $228,035)		243,918

U.S. Treasury Obligations — 0.6%

U.S. Treasury Notes

1.50%, 5/15/2020	12,000	12,001

1.88%, 11/30/2021	6,400	6,504

U.S. Treasury STRIPS Bonds 7.01%, 11/15/2030 (g)	150	130

Total U.S. Treasury Obligations (Cost $18,496)		18,635

	SHARES (000)
Short-Term Investments — 6.5%

Investment Companies — 6.5%

JPMorgan Prime Money Market Fund Class Institutional Shares, 1.62% (h) (i) (Cost $196,939)	196,881	196,979

Total Investments — 101.0% (Cost $2,927,494)		3,042,941
Liabilities in Excess of Other Assets — (1.0)%		(31,032)

NET ASSETS — 100.0%		3,011,909

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 29, 2020.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of February 29, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 29, 2020.
(b)	Amount rounds to less than one thousand.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 29, 2020.
(f)	Defaulted security.
(g)	The rate shown is the effective yield as of February 29, 2020.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of February 29, 2020.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	289

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 27.2%

U.S. Treasury Notes

1.38%, 4/30/2021	2,865	2,875

1.50%, 9/30/2021	91,345	92,098

1.25%, 10/31/2021	50,000	50,242

1.50%, 10/31/2021	2,265	2,285

2.00%, 10/31/2021	18,500	18,818

1.75%, 11/30/2021	63,000	63,883

2.50%, 1/15/2022	51,750	53,252

1.38%, 1/31/2022	1,640	1,654

1.63%, 8/31/2022	89,385	91,005

1.50%, 9/15/2022	11,000	11,170

1.38%, 10/15/2022	9,295	9,413

1.63%, 11/15/2022	44,860	45,740

2.00%, 11/30/2022	55,000	56,652

1.63%, 12/15/2022	3,296	3,363

1.50%, 1/15/2023	2,515	2,559

2.38%, 1/31/2023	134,250	139,982

1.63%, 4/30/2023	175,000	179,006

2.25%, 1/31/2024	12,000	12,618

2.00%, 4/30/2024	15,300	15,975

Total U.S. Treasury Obligations (Cost $837,628)		852,590

Corporate Bonds — 23.0%

Airlines — 0.0% (a)

Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	627	677

Auto Components — 0.1%

Toyota Industries Corp. (Japan) 3.11%, 3/12/2022 (b)	4,050	4,170

Automobiles — 0.7%

BMW US Capital LLC (Germany) 1.85%, 9/15/2021 (b)	1,826	1,837

Daimler Finance North America LLC (Germany)

2.85%, 1/6/2022 (b)	1,178	1,202

3.40%, 2/22/2022 (b)	5,000	5,149

Hyundai Capital America

3.95%, 2/1/2022 (b)	1,500	1,557

3.00%, 6/20/2022 (b)	1,445	1,481

2.85%, 11/1/2022 (b)	3,885	3,975

2.38%, 2/10/2023 (b)	3,810	3,852

Volkswagen Group of America Finance LLC (Germany) 4.00%, 11/12/2021 (b)	2,700	2,811

		21,864

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — 9.2%

ABN AMRO Bank NV (Netherlands) 3.40%, 8/27/2021 (b)	3,700	3,807

AIB Group plc (Ireland)

4.75%, 10/12/2023 (b)	2,415	2,628

(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (b) (c)	4,465	4,775

ANZ New Zealand Int’l Ltd. (New Zealand) 2.88%, 1/25/2022 (b)	3,000	3,078

ASB Bank Ltd. (New Zealand) 3.13%, 5/23/2024 (b)	1,256	1,331

Australia & New Zealand Banking Group Ltd. (Australia)

4.88%, 1/12/2021 (b)	1,000	1,030

2.63%, 11/9/2022	1,500	1,549

Bank of America Corp.

5.00%, 5/13/2021	4,605	4,795

(ICE LIBOR USD 3 Month + 0.66%), 2.37%, 7/21/2021 (c)	7,951	7,974

(ICE LIBOR USD 3 Month + 0.63%), 3.50%, 5/17/2022 (c)	6,000	6,133

(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (c)	5,370	5,508

Bank of New Zealand (New Zealand) 3.50%, 2/20/2024 (b)	2,370	2,552

Bank of Nova Scotia (The) (Canada) 2.00%, 11/15/2022	8,520	8,623

Banque Federative du Credit Mutuel SA (France)

2.13%, 11/21/2022 (b)	6,025	6,125

3.75%, 7/20/2023 (b)	1,480	1,589

Barclays Bank plc (United Kingdom)

5.14%, 10/14/2020	1,310	1,338

10.18%, 6/12/2021 (b)	2,080	2,289

Barclays plc (United Kingdom)

3.68%, 1/10/2023	2,835	2,924

(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023 (c)	7,355	7,720

BBVA USA

3.50%, 6/11/2021	2,820	2,891

2.88%, 6/29/2022	3,824	3,937

BNP Paribas SA (France)

2.95%, 5/23/2022 (b)	5,000	5,157

3.50%, 3/1/2023 (b)	2,100	2,208

BNZ International Funding Ltd. (New Zealand) 2.90%, 2/21/2022 (b)	5,410	5,587

SEE NOTES TO FINANCIAL STATEMENTS.

290	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (c)	2,500	2,551

Citigroup, Inc.

2.70%, 10/27/2022	2,500	2,573

(SOFR + 0.87%), 2.31%, 11/4/2022 (c)	3,960	3,995

(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (c)	13,924	14,275

(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (c)	6,966	7,148

Citizens Bank NA 2.55%, 5/13/2021	3,640	3,689

Citizens Financial Group, Inc. 2.38%, 7/28/2021	1,620	1,636

Cooperatieve Rabobank UA (Netherlands)

2.75%, 1/10/2022	500	511

3.88%, 2/8/2022	2,000	2,094

Credit Agricole SA (France)

3.38%, 1/10/2022 (b)	5,000	5,152

3.75%, 4/24/2023 (b)	2,885	3,060

Danske Bank A/S (Denmark) 2.00%, 9/8/2021 (b)	800	806

Discover Bank 3.20%, 8/9/2021	3,000	3,064

DNB Bank ASA (Norway) 2.15%, 12/2/2022 (b)	7,135	7,247

Fifth Third Bancorp

3.50%, 3/15/2022	1,000	1,039

2.60%, 6/15/2022	750	771

First Horizon National Corp. 3.50%, 12/15/2020	1,970	1,996

HSBC Holdings plc (United Kingdom) 2.65%, 1/5/2022	16,460	16,758

HSBC USA, Inc. 9.30%, 6/1/2021	1,400	1,524

Huntington Bancshares, Inc.

7.00%, 12/15/2020	1,815	1,888

3.15%, 3/14/2021	803	814

KeyBank NA 2.50%, 11/22/2021	750	765

KeyCorp 2.90%, 9/15/2020	4,000	4,030

Lloyds Bank plc (United Kingdom)

3.30%, 5/7/2021	1,300	1,330

2.25%, 8/14/2022	600	609

Lloyds Banking Group plc (United Kingdom) 3.00%, 1/11/2022	1,200	1,227

Mitsubishi UFJ Financial Group, Inc. (Japan)

3.54%, 7/26/2021	1,600	1,648

3.22%, 3/7/2022	1,400	1,447

2.62%, 7/18/2022	800	819

2.67%, 7/25/2022	3,535	3,626

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Mizuho Financial Group, Inc. (Japan)

2.95%, 2/28/2022	4,290	4,407

2.60%, 9/11/2022	536	551

National Bank of Canada (Canada) 2.15%, 10/7/2022 (b)	3,890	3,943

Nordea Bank Abp (Finland)

4.88%, 5/13/2021 (b)	700	726

4.25%, 9/21/2022 (b)	870	929

3.75%, 8/30/2023 (b)	1,115	1,187

Regions Bank 2.75%, 4/1/2021	2,000	2,023

Royal Bank of Scotland Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (c)	6,535	6,748

Santander UK Group Holdings plc (United Kingdom)

3.13%, 1/8/2021	5,000	5,060

2.88%, 8/5/2021	5,100	5,185

Santander UK plc (United Kingdom) 2.13%, 11/3/2020	1,000	1,004

Skandinaviska Enskilda Banken AB (Sweden)

2.63%, 11/17/2020 (b)	850	856

2.80%, 3/11/2022	1,700	1,743

3.05%, 3/25/2022 (b)	1,600	1,646

Societe Generale SA (France)

3.25%, 1/12/2022 (b)	1,905	1,962

4.25%, 9/14/2023 (b)	2,850	3,067

3.88%, 3/28/2024 (b)	2,890	3,098

Standard Chartered plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.20%), 2.74%, 9/10/2022 (b) (c)	7,000	7,091

(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (b) (c)	1,400	1,456

Sumitomo Mitsui Financial Group, Inc. (Japan)

2.44%, 10/19/2021	900	914

2.85%, 1/11/2022	1,890	1,938

2.78%, 7/12/2022	3,010	3,104

Svenska Handelsbanken AB (Sweden) 2.45%, 3/30/2021	1,000	1,012

Truist Bank

2.85%, 4/1/2021	300	304

2.80%, 5/17/2022	1,500	1,540

(ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022 (c)	1,610	1,654

Truist Financial Corp.

2.90%, 3/3/2021	3,125	3,159

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	291

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

2.05%, 5/10/2021	2,500	2,517

3.05%, 6/20/2022	1,530	1,581

Wells Fargo & Co.

2.50%, 3/4/2021	7,634	7,694

2.10%, 7/26/2021	8,248	8,323

3.07%, 1/24/2023	2,000	2,055

3.75%, 1/24/2024	600	646

Wells Fargo Bank NA

3.63%, 10/22/2021	3,300	3,411

(ICE LIBOR USD 3 Month + 0.61%), 2.90%, 5/27/2022 (c)	1,100	1,118

		287,292

Beverages — 0.3%

Coca-Cola European Partners plc (United Kingdom)

3.50%, 9/15/2020	1,460	1,475

3.25%, 8/19/2021	350	357

Constellation Brands, Inc. 3.75%, 5/1/2021	2,000	2,055

Keurig Dr Pepper, Inc.

3.55%, 5/25/2021	1,000	1,024

2.53%, 11/15/2021	1,255	1,270

3.13%, 12/15/2023	1,735	1,824

Pernod Ricard SA (France)

5.75%, 4/7/2021 (b)	850	889

4.45%, 1/15/2022 (b)	600	632

		9,526

Biotechnology — 0.6%

AbbVie, Inc. 2.30%, 11/21/2022 (b)	19,695	20,024

Building Products — 0.1%

Johnson Controls International plc 5.00%, 3/30/2020	1,015	1,017

Masco Corp. 3.50%, 4/1/2021	815	829

		1,846

Capital Markets — 2.8%

Ameriprise Financial, Inc. 3.00%, 3/22/2022	1,035	1,071

Credit Suisse Group AG (Switzerland) 3.57%, 1/9/2023 (b)	7,311	7,559

Deutsche Bank AG (Germany)

3.13%, 1/13/2021	12,000	12,118

3.15%, 1/22/2021	1,325	1,337

Goldman Sachs Group, Inc. (The)

2.88%, 2/25/2021	1,000	1,010

2.35%, 11/15/2021	1,200	1,207

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued

3.00%, 4/26/2022	2,375	2,410

(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (c)	18,799	19,171

(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (c)	6,825	7,007

Macquarie Bank Ltd. (Australia) 2.10%, 10/17/2022 (b)	6,440	6,569

Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023 (b) (c)	2,000	2,075

Morgan Stanley

5.75%, 1/25/2021	4,236	4,387

3.13%, 1/23/2023	10,319	10,767

3.75%, 2/25/2023	4,362	4,643

Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	1,650	1,650

UBS Group AG (Switzerland) 2.65%, 2/1/2022 (b)	3,626	3,705

		86,686

Chemicals — 0.1%

Eastman Chemical Co. 3.50%, 12/1/2021	2,025	2,095

International Flavors & Fragrances, Inc. 3.40%, 9/25/2020	651	657

		2,752

Consumer Finance — 1.6%

AerCap Ireland Capital DAC (Ireland)

3.95%, 2/1/2022	1,105	1,141

3.50%, 5/26/2022	1,625	1,671

4.63%, 7/1/2022	7,540	7,989

3.30%, 1/23/2023	3,500	3,615

American Express Co. 3.00%, 2/22/2021	1,000	1,013

Avolon Holdings Funding Ltd. (Ireland)

5.13%, 10/1/2023 (b)	4,787	5,131

5.25%, 5/15/2024 (b)	2,625	2,866

Capital One Financial Corp.

3.05%, 3/9/2022	5,340	5,478

3.20%, 1/30/2023	2,500	2,595

Caterpillar Financial Services Corp. 1.93%, 10/1/2021	1,952	1,965

General Motors Financial Co., Inc. 4.20%, 3/1/2021	11,821	12,100

Park Aerospace Holdings Ltd. (Ireland)

5.25%, 8/15/2022 (b)	2,250	2,394

4.50%, 3/15/2023 (b)	1,490	1,558

		49,516

SEE NOTES TO FINANCIAL STATEMENTS.

292	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Diversified Financial Services — 0.6%

AIG Global Funding

3.35%, 6/25/2021 (b)	1,685	1,724

2.70%, 12/15/2021 (b)	1,700	1,731

CK Hutchison International II Ltd. (United Kingdom) 2.25%, 9/29/2020 (b)	513	515

CK Hutchison International Ltd. (United Kingdom) 2.88%, 4/5/2022 (b)	1,200	1,232

GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	10,419	10,447

Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)

3.41%, 2/28/2022 (b)	685	705

3.96%, 9/19/2023 (b)	1,000	1,067

Siemens Financieringsmaatschappij NV (Germany) 2.90%, 5/27/2022 (b)	610	632

		18,053

Diversified Telecommunication Services — 0.2%

AT&T, Inc.

4.00%, 1/15/2022	2,540	2,659

3.80%, 3/15/2022	4,754	4,972

		7,631

Electric Utilities — 0.8%

Edison International

3.13%, 11/15/2022	1,495	1,541

2.95%, 3/15/2023	7,680	7,866

Emera US Finance LP (Canada) 2.70%, 6/15/2021	1,930	1,960

Enel Finance International NV (Italy) 2.88%, 5/25/2022 (b)	3,100	3,173

Entergy Corp. 5.13%, 9/15/2020	444	448

Entergy Louisiana LLC 4.80%, 5/1/2021	310	320

Exelon Corp. 3.50%, 6/1/2022 (d)	850	882

Florida Power & Light Co. (ICE LIBOR USD 3 Month + 0.40%), 2.14%, 5/6/2022 (c)	1,175	1,174

NextEra Energy Capital Holdings, Inc. 2.90%, 4/1/2022	860	885

Progress Energy, Inc. 4.40%, 1/15/2021	6,135	6,233

Southern California Edison Co. 1.85%, 2/1/2022	475	473

Xcel Energy, Inc. 2.60%, 3/15/2022	1,300	1,334

		26,289

Electronic Equipment, Instruments & Components — 0.0% (a)

Arrow Electronics, Inc. 6.00%, 4/1/2020	664	666

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Energy Equipment & Services — 0.1%

Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	1,190	1,217

National Oilwell Varco, Inc. 2.60%, 12/1/2022	1,202	1,213

		2,430

Equity Real Estate Investment Trusts (REITs) — 0.6%

American Tower Corp.

3.30%, 2/15/2021	2,190	2,218

2.25%, 1/15/2022	1,000	1,013

3.00%, 6/15/2023	3,140	3,274

Crown Castle International Corp. 2.25%, 9/1/2021	6,091	6,142

Office Properties Income Trust

4.15%, 2/1/2022	1,433	1,478

4.00%, 7/15/2022	3,423	3,550

WEA Finance LLC (France) 3.25%, 10/5/2020 (b)	1,000	1,008

		18,683

Food Products — 0.3%

Cargill, Inc. 3.25%, 11/15/2021 (b)	2,775	2,867

Conagra Brands, Inc. 3.25%, 9/15/2022	2,800	2,887

McCormick & Co., Inc. 3.50%, 9/1/2023	1,000	1,057

Mondelez International Holdings Netherlands BV 2.00%, 10/28/2021 (b)	1,200	1,211

		8,022

Gas Utilities — 0.3%

CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	2,400	2,438

Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	7,023	7,059

		9,497

Health Care Equipment & Supplies — 0.1%

Becton Dickinson and Co. 2.40%, 6/5/2020	960	962

Zimmer Biomet Holdings, Inc. 2.70%, 4/1/2020	2,702	2,703

		3,665

Health Care Providers & Services — 0.5%

Allergan Sales LLC 5.00%, 12/15/2021 (b)	420	442

Anthem, Inc.

4.35%, 8/15/2020	815	825

2.50%, 11/21/2020	833	837

Cigna Corp.

4.13%, 9/15/2020 (b)	3,014	3,055

3.75%, 7/15/2023	2,000	2,129

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	293

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Health Care Providers & Services — continued

CVS Health Corp. 3.70%, 3/9/2023	8,745	9,243

		16,531

Hotels, Restaurants & Leisure — 0.0% (a)

Royal Caribbean Cruises Ltd. 2.65%, 11/28/2020	1,095	1,097

Household Products — 0.0% (a)

Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (b)	800	816

Independent Power and Renewable Electricity Producers — 0.1%

Exelon Generation Co. LLC 3.40%, 3/15/2022	1,798	1,854

Industrial Conglomerates — 0.1%

General Electric Co. 5.30%, 2/11/2021	1,325	1,363

Roper Technologies, Inc. 3.00%, 12/15/2020	830	837

		2,200

Insurance — 1.1%

American International Group, Inc. 3.30%, 3/1/2021	4,015	4,073

Athene Global Funding

4.00%, 1/25/2022 (b)	600	629

3.00%, 7/1/2022 (b)	3,863	3,993

2.75%, 6/25/2024 (b)	2,970	3,086

Hartford Financial Services Group, Inc. (The) 5.50%, 3/30/2020	1,150	1,153

Jackson National Life Global Funding

3.30%, 6/11/2021 (b)	1,400	1,434

3.30%, 2/1/2022 (b)	1,295	1,339

Liberty Mutual Group, Inc.

5.00%, 6/1/2021 (b)	800	835

4.95%, 5/1/2022 (b)	500	536

Lincoln National Corp. 4.20%, 3/15/2022	600	633

Marsh & McLennan Cos., Inc. 3.50%, 12/29/2020	565	574

MassMutual Global Funding II 2.00%, 4/15/2021 (b)	2,272	2,293

Metropolitan Life Global Funding I

3.38%, 1/11/2022 (b)	1,500	1,554

2.40%, 6/17/2022 (b)	1,650	1,694

Nationwide Financial Services, Inc. 5.38%, 3/25/2021 (b)	707	736

Pricoa Global Funding I

2.55%, 11/24/2020 (b)	4,417	4,451

3.45%, 9/1/2023 (b)	466	495

Reliance Standard Life Global Funding II

2.15%, 1/21/2023 (b)	3,770	3,840

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued

3.85%, 9/19/2023 (b)	1,388	1,499

WR Berkley Corp. 5.38%, 9/15/2020	500	510

		35,357

Media — 0.1%

Charter Communications Operating LLC 3.58%, 7/23/2020	3,770	3,791

Multi-Utilities — 0.1%

Ameren Corp. 2.70%, 11/15/2020	552	555

Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	500	512

TECO Finance, Inc. 5.15%, 3/15/2020	475	475

		1,542

Oil, Gas & Consumable Fuels — 0.7%

APT Pipelines Ltd. (Australia) 3.88%, 10/11/2022 (b)	5,800	6,070

BG Energy Capital plc (United Kingdom) 4.00%, 10/15/2021 (b)	1,990	2,070

BP Capital Markets America, Inc. 4.50%, 10/1/2020	470	478

Canadian Natural Resources Ltd. (Canada) 2.95%, 1/15/2023	1,900	1,961

CNOOC Finance 2015 Australia Pty. Ltd. (China) 2.63%, 5/5/2020	1,376	1,378

Enbridge Energy Partners LP 4.20%, 9/15/2021	750	772

Enbridge, Inc. (Canada) 2.90%, 7/15/2022	400	411

Kinder Morgan Energy Partners LP 6.50%, 4/1/2020	640	642

Magellan Midstream Partners LP 4.25%, 2/1/2021	800	817

Marathon Petroleum Corp. 3.40%, 12/15/2020	1,350	1,362

ONEOK Partners LP 5.00%, 9/15/2023	840	922

Pioneer Natural Resources Co. 3.45%, 1/15/2021	425	431

Sabine Pass Liquefaction LLC

5.63%, 2/1/2021 (d)	1,250	1,279

6.25%, 3/15/2022	485	522

Texas Gas Transmission LLC 4.50%, 2/1/2021 (b)	1,100	1,120

TransCanada PipeLines Ltd. (Canada) 3.80%, 10/1/2020	715	724

Williams Cos., Inc. (The) 5.25%, 3/15/2020	525	526

		21,485

SEE NOTES TO FINANCIAL STATEMENTS.

294	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Pharmaceuticals — 0.4%

Bristol-Myers Squibb Co. 2.75%, 2/15/2023 (b)	1,500	1,556

EMD Finance LLC (Germany) 2.40%, 3/19/2020 (b)	1,280	1,280

Mylan NV 3.15%, 6/15/2021	1,610	1,636

Shire Acquisitions Investments Ireland DAC

2.40%, 9/23/2021	3,970	4,021

2.88%, 9/23/2023	2,500	2,595

		11,088

Real Estate Management & Development — 0.1%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022 (b)	3,000	3,102

Road & Rail — 0.3%

Burlington Northern Santa Fe LLC 8.13%, 4/15/2020	465	469

Penske Truck Leasing Co. LP 3.65%, 7/29/2021 (b)	1,000	1,027

Ryder System, Inc.

2.50%, 5/11/2020	1,320	1,320

3.50%, 6/1/2021	645	661

SMBC Aviation Capital Finance DAC (Ireland) 3.00%, 7/15/2022 (b)	6,200	6,399

		9,876

Semiconductors & Semiconductor Equipment — 0.2%

Broadcom Corp. 3.00%, 1/15/2022	5,052	5,151

Broadcom, Inc. 3.13%, 4/15/2021 (b)	2,100	2,133

		7,284

Software — 0.1%

VMware, Inc. 2.30%, 8/21/2020	2,295	2,298

Specialty Retail — 0.1%

Advance Auto Parts, Inc. 4.50%, 1/15/2022	1,200	1,262

AutoZone, Inc. 2.50%, 4/15/2021	1,000	1,009

O’Reilly Automotive, Inc. 3.80%, 9/1/2022	725	761

		3,032

Technology Hardware, Storage & Peripherals — 0.0% (a)

Dell International LLC 4.42%, 6/15/2021 (b)	500	515

Thrifts & Mortgage Finance — 0.2%

BPCE SA (France)

2.75%, 12/2/2021	500	511

3.00%, 5/22/2022 (b)	5,850	6,005

Nationwide Building Society (United Kingdom) (ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023 (b) (c)	615	639

		7,155

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Trading Companies & Distributors — 0.4%

Air Lease Corp. 2.75%, 1/15/2023	6,305	6,408

BOC Aviation Ltd. (Singapore) 2.38%, 9/15/2021 (b)	1,900	1,912

International Lease Finance Corp. 8.25%, 12/15/2020	2,700	2,830

		11,150

Wireless Telecommunication Services — 0.0% (a)

Crown Castle Towers LLC

3.72%, 7/15/2023 (b)	1,400	1,475

Total Corporate Bonds (Cost $704,878)		720,937

Asset-Backed Securities — 22.1%

American Credit Acceptance Receivables Trust

Series 2016-3, Class C, 4.26%, 8/12/2022 (b)	1,118	1,121

Series 2019-1, Class B, 3.32%, 4/12/2023 (b)	1,550	1,566

Series 2017-2, Class D, 3.69%, 6/12/2023 (b)	3,100	3,130

Series 2019-3, Class B, 2.59%, 8/14/2023 (b)	4,900	4,956

Series 2017-4, Class C, 2.94%, 1/10/2024 (b)	351	351

AmeriCredit Automobile Receivables Trust

Series 2016-4, Class B, 1.83%, 12/8/2021	4,122	4,123

Series 2017-2, Class A3, 1.98%, 12/20/2021	126	125

Series 2017-3, Class A3, 1.90%, 3/18/2022	1,303	1,304

Series 2018-2, Class A3, 3.15%, 3/20/2023	4,631	4,694

Series 2017-3, Class B, 2.24%, 6/19/2023	5,405	5,432

Series 2018-2, Class B, 3.45%, 6/18/2024	3,000	3,097

Amur Equipment Finance Receivables V LLC Series 2018-1A, Class A2, 3.24%, 12/20/2023 (b)	4,202	4,235

Ascentium Equipment Receivables Trust Series 2018-1A, Class A2, 2.92%, 12/10/2020 (b)	244	244

BCC Funding Corp. XVI LLC Series 2019-1A, Class A2, 2.46%, 8/20/2024 (b)	9,000	9,074

Bear Stearns Asset-Backed Securities Trust

Series 2003-SD2, Class 2A, 4.63%, 6/25/2043 ‡ (e)	193	196

British Airways Pass-Through Trust (United Kingdom) Series 2013-1, Class A, 4.63%, 6/20/2024 (b)	1,809	1,942

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	295

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027 (b)	256	256

California Republic Auto Receivables Trust Series 2016-2, Class A4, 1.83%, 12/15/2021	226	226

CarMax Auto Owner Trust

Series 2016-3, Class A3, 1.39%, 5/17/2021	23	23

Series 2018-2, Class A2, 2.73%, 8/16/2021	230	231

Series 2017-4, Class A3, 2.11%, 10/17/2022	924	927

Series 2018-3, Class A3, 3.13%, 6/15/2023	3,000	3,059

Series 2019-1, Class A3, 3.05%, 3/15/2024	14,720	15,132

Carnow Auto Receivables Trust

Series 2018-1A, Class A, 3.61%, 10/15/2021 (b)	752	754

Series 2019-1A, Class A, 2.72%, 11/15/2022 (b)	3,364	3,378

Carvana Auto Receivables Trust

Series 2019-1A, Class A3, 3.08%, 11/15/2022 (b)	5,090	5,130

Series 2019-2A, Class A3, 2.58%, 3/15/2023 (b)	9,380	9,465

Series 2019-3A, Class B, 2.51%, 4/15/2024 (b)	4,070	4,141

CIG Auto Receivables Trust

Series 2017-1A, Class A, 2.71%, 5/15/2023 (b)	1,720	1,723

Series 2019-1A, Class A, 3.33%, 8/15/2024 (b)	1,504	1,518

CNH Equipment Trust

Series 2016-B, Class A3, 1.63%, 8/15/2021	19	19

Series 2017-B, Class A3, 1.86%, 9/15/2022	1,118	1,120

Colony American Finance Ltd. (Cayman Islands)

Series 2016-1, Class A, 2.54%, 6/15/2048 (b)	1,059	1,061

Series 2016-2, Class A, 2.55%, 11/15/2048 (b)	1,627	1,636

Consumer Loan Underlying Bond Credit Trust

Series 2018-P1, Class A, 3.39%, 7/15/2025 (b)	414	416

Series 2018-P3, Class A, 3.82%, 1/15/2026 (b)	373	377

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Continental Airlines Pass-Through Trust

Series 2000-1, Class A-1, 8.05%, 11/1/2020	721	735

Series 2007-1, Class A, 5.98%, 4/19/2022	639	676

CPS Auto Receivables Trust

Series 2019-B, Class A, 2.89%, 5/16/2022 (b)	328	329

Series 2019-A, Class A, 3.18%, 6/15/2022 (b)	843	846

Series 2019-C, Class A, 2.55%, 9/15/2022 (b)	1,698	1,706

Series 2019-B, Class B, 3.09%, 4/17/2023 (b)	760	772

Series 2020-A, Class A, 2.09%, 5/15/2023 (b)	3,157	3,166

Series 2017-C, Class D, 3.79%, 6/15/2023 (b)	2,000	2,039

Series 2019-C, Class B, 2.63%, 8/15/2023 (b)	4,785	4,851

Series 2019-D, Class B, 2.35%, 11/15/2023 (b)	4,915	4,955

Series 2019-A, Class B, 3.58%, 12/16/2024 (b)	3,060	3,115

CPS Auto Trust

Series 2018-C, Class A, 2.87%, 9/15/2021 (b)	45	45

Series 2018-C, Class B, 3.43%, 7/15/2022 (b)	1,455	1,462

Credit Acceptance Auto Loan Trust

Series 2017-2A, Class A, 2.55%, 2/17/2026 (b)	4,459	4,467

Series 2017-3A, Class A, 2.65%, 6/15/2026 (b)	4,120	4,134

Series 2018-1A, Class A, 3.01%, 2/16/2027 (b)	3,677	3,699

Series 2018-2A, Class A, 3.47%, 5/17/2027 (b)	5,520	5,610

Series 2018-2A, Class B, 3.94%, 7/15/2027 (b)	4,000	4,140

Series 2018-3A, Class A, 3.55%, 8/15/2027 (b)	7,178	7,328

Series 2019-1A, Class A, 3.33%, 2/15/2028 (b)	10,000	10,279

Series 2020-1A, Class A, 2.01%, 2/15/2029 (b)	8,835	8,915

CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 2.53%, 10/25/2034 (e)	149	144

SEE NOTES TO FINANCIAL STATEMENTS.

296	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Delta Air Lines Pass-Through Trust

Series 2007-1, Class A, 6.82%, 8/10/2022	969	1,062

Series 2002-1, Class G-1, 6.72%, 1/2/2023	1,418	1,515

Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 2/20/2032 (b)	7,186	7,358

Drive Auto Receivables Trust

Series 2018-3, Class B, 3.37%, 9/15/2022	98	98

Series 2019-1, Class A3, 3.18%, 10/17/2022	3,923	3,930

Series 2018-4, Class B, 3.36%, 10/17/2022	795	796

Series 2018-1, Class C, 3.22%, 3/15/2023	1,978	1,982

Series 2019-1, Class B, 3.41%, 6/15/2023	6,460	6,523

Series 2019-2, Class B, 3.17%, 11/15/2023	710	721

Series 2017-AA, Class D, 4.16%, 5/15/2024 (b)	3,794	3,855

Series 2018-2, Class D, 4.14%, 8/15/2024	5,125	5,288

DT Auto Owner Trust

Series 2018-3A, Class A, 3.02%, 2/15/2022 (b)	720	722

Series 2018-2A, Class B, 3.43%, 5/16/2022 (b)	783	784

Series 2019-1A, Class A, 3.08%, 9/15/2022 (b)	2,088	2,097

Series 2018-3A, Class B, 3.56%, 9/15/2022 (b)	3,600	3,638

Series 2016-4A, Class D, 3.77%, 10/17/2022 (b)	455	458

Series 2019-2A, Class B, 2.99%, 4/17/2023 (b)	1,670	1,693

Series 2019-1A, Class B, 3.41%, 4/17/2023 (b)	3,675	3,726

Series 2019-3A, Class B, 2.60%, 5/15/2023 (b)	1,885	1,906

Series 2017-4A, Class D, 3.47%, 7/17/2023 (b)	5,932	5,978

Series 2018-1A, Class C, 3.47%, 12/15/2023 (b)	1,174	1,179

Series 2019-3A, Class C, 2.74%, 4/15/2025 (b)	1,870	1,900

Exeter Automobile Receivables Trust

Series 2019-1A, Class A, 3.20%, 4/15/2022 (b)	1,450	1,453

Series 2017-2A, Class B, 2.82%, 5/16/2022 (b)	1,710	1,713

Series 2019-2A, Class A, 2.93%, 7/15/2022 (b)	1,379	1,383

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-3A, Class A, 2.59%, 9/15/2022 (b)	1,285	1,289

Series 2015-3A, Class D, 6.55%, 10/17/2022 (b)	3,154	3,168

Series 2017-1A, Class C, 3.95%, 12/15/2022 (b)	4,187	4,230

Series 2018-1A, Class C, 3.03%, 1/17/2023 (b)	580	584

Series 2019-1A, Class B, 3.45%, 2/15/2023 (b)	3,925	3,963

Series 2020-1A, Class A, 2.05%, 6/15/2023 (b)	5,236	5,252

Series 2019-3A, Class B, 2.58%, 8/15/2023 (b)	4,565	4,621

Series 2017-1A, Class D, 6.20%, 11/15/2023 (b)	2,635	2,777

Series 2019-4A, Class B, 2.30%, 12/15/2023 (b)	7,965	8,032

Series 2020-1A, Class B, 2.26%, 4/15/2024 (b)	3,025	3,061

Fair Square Issuance Trust Series 2020-AA, Class A, 2.90%, 9/20/2024 (b)	2,250	2,271

FHLMC, Structured Pass-Through Securities Certificates Series T-20, Class A6, 7.49%, 9/25/2029 (d)	2	2

First Investors Auto Owner Trust

Series 2017-1A, Class A2, 2.20%, 3/15/2022 (b)	248	248

Series 2016-1A, Class C, 3.41%, 4/18/2022 (b)	2,003	2,007

Series 2018-1A, Class A1, 2.84%, 5/16/2022 (b)	20	20

Series 2016-2A, Class B, 2.21%, 7/15/2022 (b)	1,691	1,691

Series 2017-3A, Class A2, 2.41%, 12/15/2022 (b)	1,194	1,196

Series 2018-1A, Class A2, 3.22%, 1/17/2023 (b)	4,750	4,769

Series 2017-3A, Class B, 2.72%, 4/17/2023 (b)	1,085	1,095

Series 2017-3A, Class C, 3.00%, 1/16/2024 (b)	2,000	2,033

Series 2019-1A, Class A, 2.89%, 3/15/2024 (b)	1,636	1,655

Flagship Credit Auto Trust

Series 2015-2, Class C, 4.08%, 12/15/2021 (b)	1,594	1,600

Series 2015-3, Class C, 4.65%, 3/15/2022 (b)	819	826

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	297

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2017-4, Class A, 2.07%, 4/15/2022 (b)	563	563

Series 2018-1, Class A, 2.59%, 6/15/2022 (b)	794	796

Series 2018-1, Class B, 3.13%, 1/17/2023 (b)	1,600	1,618

Series 2018-3, Class A, 3.07%, 2/15/2023 (b)	3,772	3,798

Series 2017-1, Class B, 2.83%, 3/15/2023 (b)	271	272

Series 2018-4, Class A, 3.41%, 5/15/2023 (b)	2,013	2,038

Series 2019-1, Class A, 3.11%, 8/15/2023 (b)	3,973	4,022

Series 2019-3, Class A, 2.33%, 2/15/2024 (b)	2,778	2,798

Ford Credit Auto Owner Trust Series 2016-1, Class A, 2.31%, 8/15/2027 (b)	2,700	2,725

FREED ABS Trust

Series 2018-1, Class A, 3.61%, 7/18/2024 (b)	280	282

Series 2019-1, Class A, 3.42%, 6/18/2026 (b)	1,066	1,072

Series 2019-2, Class A, 2.62%, 11/18/2026 (b)	6,079	6,121

Series 2020-FP1, Class A, 2.52%, 3/18/2027 (b)	7,945	7,973

GLS Auto Receivables Issuer Trust

Series 2019-1A, Class A, 3.37%, 1/17/2023 (b)	1,520	1,532

Series 2019-3A, Class A, 2.58%, 7/17/2023 (b)	2,691	2,711

GLS Auto Receivables Trust

Series 2018-2A, Class A, 3.25%, 4/18/2022 (b)	718	720

Series 2018-1A, Class A, 2.82%, 7/15/2022 (b)	1,028	1,032

Series 2018-3A, Class A, 3.35%, 8/15/2022 (b)	850	854

GM Financial Automobile Leasing Trust Series 2018-2, Class A3, 3.06%, 6/21/2021	919	922

GM Financial Consumer Automobile Receivables Trust Series 2019-1, Class A3, 2.97%, 11/16/2023	6,065	6,186

GMAT Trust Series 2013-1A, Class A, 6.97%, 11/25/2043 ‡ (b) (d)	9	9

Kabbage Funding LLC Series 2019-1, Class A, 3.83%, 3/15/2024 (b)	7,950	8,108

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Legacy Mortgage Asset Trust Series 2019-GS5, Class A1, 3.20%, 5/25/2059 (b) (d)	2,620	2,649

Lending Point Asset Securitization Trust Series 2020-1, Class A, 2.51%, 2/10/2026 (b)	8,500	8,514

Lendmark Funding Trust Series 2019-1A, Class A, 3.00%, 12/20/2027 (b)	6,400	6,562

LV Tower 52 Issuer Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (b)	13,571	13,619

Mariner Finance Issuance Trust

Series 2018-AA, Class A, 4.20%, 11/20/2030 (b)	12,490	12,857

Series 2019-AA, Class A, 2.96%, 7/20/2032 (b)	7,845	8,041

Marlette Funding Trust

Series 2018-2A, Class A, 3.06%, 7/17/2028 (b)	502	502

Series 2018-3A, Class A, 3.20%, 9/15/2028 (b)	2,019	2,024

Series 2018-4A, Class A, 3.71%, 12/15/2028 (b)	1,154	1,168

Series 2019-1A, Class A, 3.44%, 4/16/2029 (b)	4,877	4,936

Series 2019-2A, Class A, 3.13%, 7/16/2029 (b)	841	851

Series 2019-3A, Class A, 2.69%, 9/17/2029 (b)	6,839	6,894

Series 2020-1A, Class A, 2.24%, 3/15/2030 (b)	3,150	3,165

Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4, 3.25%, 10/15/2024	1,500	1,535

Morgan Stanley ABS Capital I, Inc. Trust

Series 2003-SD1, Class M1, 3.88%, 3/25/2033 ‡ (e)	239	231

NCUA Guaranteed Notes Trust Series 2010-A1, Class A, 2.02%, 12/7/2020 (e)	2,231	2,231

NRZ Advance Receivables Trust Series 2019-T1, Class AT1, 2.59%, 7/15/2052 (b)	2,640	2,670

Ocwen Master Advance Receivables Trust Series 2019-T2, Class AT2, 2.42%, 8/15/2051 (b)	2,365	2,395

OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024 (b)	3,507	3,565

OneMain Financial Issuance Trust

Series 2019-1A, Class A, 3.48%, 2/14/2031 (b)	9,130	9,320

SEE NOTES TO FINANCIAL STATEMENTS.

298	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2017-1A, Class A1, 2.37%, 9/14/2032 (b)	1,273	1,277

Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (b)	5,950	6,083

Prestige Auto Receivables Trust

Series 2016-1A, Class D, 5.15%, 11/15/2021 (b)	4,000	4,056

Series 2016-2A, Class D, 3.91%, 11/15/2022 (b)	2,500	2,537

Pretium Mortgage Credit Partners I LLC

Series 2019-CFL1, Class A1, 3.72%, 1/25/2059 ‡ (b) (d)	3,810	3,841

Prosper Marketplace Issuance Trust

Series 2018-2A, Class A, 3.35%, 10/15/2024 (b)	1,412	1,415

Series 2019-1A, Class A, 3.54%, 4/15/2025 (b)	898	902

Series 2019-3A, Class A, 3.19%, 7/15/2025 (b)	3,966	3,992

Series 2019-2A, Class A, 3.20%, 9/15/2025 (b)	2,013	2,023

PRPM LLC Series 2019-3A, Class A1, 3.35%, 7/25/2024 ‡ (b) (d)	1,471	1,478

Regional Management Issuance Trust Series 2018-1, Class A, 3.83%, 7/15/2027 (b)	2,713	2,737

Santander Drive Auto Receivables Trust

Series 2017-1, Class C, 2.58%, 5/16/2022	670	671

Series 2018-1, Class B, 2.63%, 7/15/2022	986	987

Series 2018-2, Class B, 3.03%, 9/15/2022	1,402	1,406

Series 2017-3, Class C, 2.76%, 12/15/2022	852	855

Series 2018-4, Class B, 3.27%, 1/17/2023	7,287	7,315

Santander Retail Auto Lease Trust

Series 2017-A, Class A3, 2.22%, 1/20/2021 (b)	1,756	1,757

Series 2018-A, Class A3, 2.93%, 5/20/2021 (b)	1,419	1,423

Series 2019-B, Class A3, 2.30%, 1/20/2023 (b)	7,750	7,880

Sierra Timeshare Receivables Funding LLC

Series 2018-3A, Class A, 3.69%, 9/20/2035 (b)	1,265	1,325

Series 2019-3A, Class A, 2.34%, 8/20/2036 (b)	2,092	2,115

Skopos Auto Receivables Trust Series 2019-1A, Class A, 2.90%, 12/15/2022 (b)	6,138	6,158

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Small Business Lending Trust Series 2020-A, Class A, 2.62%, 12/15/2026 (b)	6,750	6,783

SoFi Consumer Loan Program LLC

Series 2016-3, Class A, 3.05%, 12/26/2025 (b)	2,503	2,510

Series 2017-3, Class A, 2.77%, 5/25/2026 (b)	3,863	3,892

Series 2016-5, Class A, 3.06%, 9/25/2028 (b)	263	264

SoFi Consumer Loan Program Trust

Series 2018-3, Class A1, 3.20%, 8/25/2027 (b)	130	130

Series 2018-4, Class A, 3.54%, 11/26/2027 (b)	1,731	1,749

Series 2019-1, Class A, 3.24%, 2/25/2028 (b)	2,142	2,164

SoFi Professional Loan Program LLC Series 2017-F, Class A1FX, 2.05%, 1/25/2041 (b)	194	194

Synchrony Credit Card Master Note Trust

Series 2016-2, Class A, 2.21%, 5/15/2024	2,538	2,563

Series 2017-2, Class A, 2.62%, 10/15/2025	3,839	3,971

Tesla Auto Lease Trust Series 2018-B, Class A, 3.71%, 8/20/2021 (b)	6,603	6,710

Tidewater Auto Receivables Trust Series 2018-AA, Class A2, 3.12%, 7/15/2022 (b)	169	170

Tricon American Homes Trust

Series 2016-SFR1, Class A, 2.59%, 11/17/2033 ‡ (b)	6,144	6,197

United Auto Credit Securitization Trust Series 2018-2, Class D, 4.26%, 5/10/2023 (b)	3,585	3,645

Upgrade Receivables Trust

Series 2018-1A, Class A, 3.76%, 11/15/2024 (b)	272	272

Series 2019-1A, Class A, 3.48%, 3/15/2025 (b)	2,823	2,833

Upstart Securitization Trust Series 2020-1, Class A, 2.32%, 4/22/2030 (b)	7,815	7,859

US Auto Funding LLC Series 2019-1A, Class A, 3.61%, 4/15/2022 (b)	2,241	2,254

Vericrest Opportunity Loan Trust

Series 2019-NPL4, Class A1A, 3.35%, 8/25/2049 ‡ (b) (d)	4,937	4,938

Series 2019-NPL5, Class A1A, 3.35%, 9/25/2049 ‡ (b) (d)	6,977	7,010

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	299

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2019-NPL7, Class A1A, 3.18%, 10/25/2049 ‡ (b) (d)	3,056	3,064

Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 ‡ (b) (d)	15,915	16,015

Series 2020-NPL5, Class A1A, 2.98%, 3/25/2050 (b) (d)	8,390	8,424

Verizon Owner Trust Series 2017-2A, Class B, 2.22%, 12/20/2021 ‡ (b)	10,526	10,566

Veros Automobile Receivables Trust Series 2018-1, Class A, 3.63%, 5/15/2023 (b)	1,300	1,303

Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A4, 3.15%, 7/22/2024	3,450	3,567

VOLT LXXX LLC Series 2019-NPL6, Class A1A, 3.23%, 10/25/2049 ‡ (b) (d)	8,898	8,925

VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050 ‡ (b) (d)	7,614	7,647

VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 (b) (d)	11,974	12,026

Westlake Automobile Receivables Trust

Series 2018-2A, Class A2A, 2.84%, 9/15/2021 (b)	11	11

Series 2019-1A, Class A2A, 3.06%, 5/16/2022 (b)	1,317	1,323

Series 2017-1A, Class C, 2.70%, 10/17/2022 (b)	65	66

Series 2017-2A, Class D, 3.28%, 12/15/2022 (b)	1,500	1,519

Series 2018-1A, Class D, 3.41%, 5/15/2023 (b)	3,140	3,180

Series 2018-3A, Class C, 3.61%, 10/16/2023 (b)	4,117	4,199

Series 2018-2A, Class C, 3.50%, 1/16/2024 (b)	4,000	4,049

Series 2017-2A, Class E, 4.63%, 7/15/2024 (b)	6,000	6,148

World Financial Network Credit Card Master Trust

Series 2017-A, Class A, 2.12%, 3/15/2024	3,385	3,389

Series 2015-B, Class A, 2.55%, 6/17/2024	1,494	1,502

Series 2018-A, Class A, 3.07%, 12/16/2024	10,351	10,517

Series 2016-A, Class A, 2.03%, 4/15/2025	8,830	8,894

Series 2019-C, Class A, 2.21%, 7/15/2026	3,090	3,153

World Omni Auto Receivables Trust

Series 2017-B, Class A3, 1.95%, 2/15/2023	1,131	1,136

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2019-A, Class A3, 3.04%, 5/15/2024	3,590		3,686

Total Asset-Backed Securities (Cost $682,731)			690,274

Collateralized Mortgage Obligations — 20.3%

Alternative Loan Trust Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	15		15

Antler Mortgage Trust

Series 2019-RTL1, Class A1, 4.46%, 6/27/2022 (b)	6,500		6,577

Series 2018-RTL1, Class A1, 4.34%, 7/25/2022 (b)	10,718		10,769

Bear Stearns ARM Trust Series 2003-7, Class 3A, 4.31%, 10/25/2033 (e)	61		63

CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2		2

Citicorp Mortgage Securities Trust Series 2006-1, Class 2A1, 5.00%, 2/25/2021	31		32

Citigroup Mortgage Loan Trust, Inc.

Series 2003-UP3, Class A1, 7.00%, 9/25/2033	33		33

Series 2004-UST1, Class A6, 4.58%, 8/25/2034 (e)	329		327

Credit Suisse First Boston Mortgage Securities Corp. Series 2003-23, Class 8A1, 5.00%, 9/25/2018	68		68

CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8, Class 6A1, 4.50%, 12/25/2019	67		67

CSMC Mortgage-Backed Trust Series 2007-5, Class 5A5, 5.46%, 4/1/2037 (e)	492		253

FHLMC — GNMA

Series 31, Class Z, 8.00%, 4/25/2024	117		125

Series 56, Class Z, 7.50%, 9/20/2026	38		43

FHLMC, REMIC

Series 2979, Class BC, 5.00%, 4/15/2020	3		3

Series 4305, Class EA, 1.75%, 9/15/2020	70		70

Series 3750, Class GB, 2.50%, 10/15/2020	38		38

Series 1807, Class G, 9.00%, 10/15/2020	—	(f)	—	(f)

Series 1056, Class KZ, 6.50%, 3/15/2021	—	(f)	—	(f)

Series 1053, Class G, 7.00%, 3/15/2021	—	(f)	—	(f)

Series 1082, Class C, 9.00%, 5/15/2021	—	(f)	—	(f)

Series 1087, Class I, 8.50%, 6/15/2021	—	(f)	—	(f)

Series 1125, Class Z, 8.25%, 8/15/2021	2		2

Series 3925, Class CA, 2.00%, 9/15/2021	810		812

SEE NOTES TO FINANCIAL STATEMENTS.

300	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 3929, Class DA, 2.00%, 9/15/2021	636		637

Series 159, Class H, 4.50%, 9/15/2021	—	(f)	—	(f)

Series 189, Class D, 6.50%, 10/15/2021	—	(f)	—	(f)

Series 1142, Class IA, 7.00%, 10/15/2021	1		1

Series 1169, Class G, 7.00%, 11/15/2021	—	(f)	—	(f)

Series 3872, Class ND, 2.00%, 12/15/2021	78		79

Series 2418, Class MF, 6.00%, 2/15/2022	60		62

Series 1343, Class LA, 8.00%, 8/15/2022	4		5

Series 1424, Class F, 1.59%, 11/15/2022 (e)	1		1

Series 1480, Class LZ, 7.50%, 3/15/2023	20		22

Series 3784, Class F, 2.06%, 7/15/2023 (e)	776		776

Series 3784, Class S, IF, IO, 4.94%, 7/15/2023 (e)	833		56

Series 3229, Class AF, 1.91%, 8/15/2023 (e)	432		431

Series 1560, Class Z, 7.00%, 8/15/2023	53		56

Series 2682, Class JG, 4.50%, 10/15/2023	1,104		1,149

Series 2686, Class GC, 5.00%, 10/15/2023	1,321		1,383

Series 2790, Class TN, 4.00%, 5/15/2024	142		148

Series 1754, Class Z, 8.50%, 9/15/2024	23		26

Series 3800, Class CD, 3.10%, 3/15/2025	375		376

Series 1779, Class Z, 8.50%, 4/15/2025	65		74

Series 3763, Class NE, 2.50%, 5/15/2025	271		274

Series 4303, Class VA, 3.50%, 5/15/2025	520		545

Series 2989, Class TG, 5.00%, 6/15/2025	2,042		2,174

Series 2997, Class BC, 5.00%, 6/15/2025	2,596		2,748

Series 3005, Class ED, 5.00%, 7/15/2025	1,023		1,087

Series 3973, Class MA, 3.00%, 8/15/2025	259		262

Series 3955, Class WA, 2.50%, 11/15/2025	217		219

Series 3815, Class EA, 4.00%, 12/15/2025	82		83

Series 3826, Class BK, 3.00%, 3/15/2026	884		913

Series 3945, Class CA, 3.00%, 3/15/2026	689		704

Series 3864, Class PG, 3.50%, 5/15/2026	146		152

Series 3887, Class GM, 4.00%, 7/15/2026 (d)	174		187

Series 3903, Class GB, 4.00%, 8/15/2026	929		974

Series 3909, Class HG, 4.00%, 8/15/2026 (d)	473		498

Series 1888, Class Z, 7.00%, 8/15/2026	100		110

Series 3936, Class AB, 3.00%, 10/15/2026	914		943

Series 3946, Class BU, 3.00%, 10/15/2026	338		350

Series 3996, Class BA, 1.50%, 2/15/2027	314		315

Series 4015, Class GL, 2.25%, 3/15/2027	270		278

Series 4020, Class N, 3.00%, 3/15/2027	153		158

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4054, Class AE, 1.50%, 4/15/2027	631	637

Series 4039, Class AB, 1.50%, 5/15/2027	535	536

Series 4039, Class PB, 1.50%, 5/15/2027	1,374	1,377

Series 4043, Class PB, 1.50%, 5/15/2027	1,044	1,046

Series 4097, Class HJ, 1.50%, 8/15/2027	1,600	1,605

Series 4100, Class EC, 1.50%, 8/15/2027	6,949	6,968

Series 4103, Class HA, 2.50%, 9/15/2027	427	439

Series 4361, Class CA, 2.50%, 9/15/2027	1,096	1,124

Series 4257, Class A, 2.50%, 10/15/2027	971	989

Series 4131, Class BC, 1.25%, 11/15/2027	283	283

Series 4286, Class J, 2.50%, 11/15/2027	1,035	1,055

Series 4141, Class BI, IO, 2.50%, 12/15/2027	7,664	477

Series 4207, Class JD, 1.50%, 5/15/2028	442	444

Series 4204, Class EG, 1.75%, 5/15/2028	2,393	2,420

Series 4217, Class UD, 1.75%, 6/15/2028	685	693

Series 4085, Class VB, 3.50%, 9/15/2028	2,466	2,616

Series 2090, Class F, 1.86%, 10/15/2028 (e)	180	179

Series 4710, Class HV, 3.50%, 11/15/2028	827	871

Series 4304, Class TD, 2.00%, 12/15/2028	3,722	3,778

Series 3523, Class MX, 4.50%, 4/15/2029	186	198

Series 2995, Class FT, 1.91%, 5/15/2029 (e)	203	201

Series 4338, Class TH, 2.25%, 5/15/2029	3,238	3,300

Series 4338, Class GE, 2.50%, 5/15/2029	237	243

Series 3976, Class AE, 2.50%, 8/15/2029	158	159

Series 3737, Class JL, 3.50%, 8/15/2029	1,000	1,002

Series 3738, Class CT, 3.50%, 8/15/2029	2,323	2,327

Series 3977, Class AB, 3.00%, 9/15/2029	348	349

Series 3984, Class EA, 3.50%, 11/15/2029	179	180

Series 3721, Class DG, 2.75%, 9/15/2030	459	476

Series 3775, Class DB, 4.00%, 12/15/2030	709	764

Series 3779, Class LB, 4.00%, 12/15/2030	771	836

Series 2303, Class FY, 1.96%, 4/15/2031 (e)	220	218

Series 2326, Class ZQ, 6.50%, 6/15/2031	247	276

Series 4252, Class MD, 3.00%, 7/15/2031	199	206

Series 2362, Class F, 2.06%, 9/15/2031 (e)	165	165

Series 4254, Class TA, 2.50%, 10/15/2031	1,455	1,502

Series 2500, Class FD, 2.16%, 3/15/2032 (e)	273	274

Series 4318, Class KB, 2.50%, 4/15/2032	847	866

Series 4170, Class QE, 2.00%, 5/15/2032	315	318

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	301

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 4094, Class BF, 2.06%, 8/15/2032 (e)	789	794

Series 2492, Class GH, 6.00%, 8/15/2032	382	443

Series 4120, Class KA, 1.75%, 10/15/2032	1,309	1,321

Series 4142, Class PG, 2.00%, 12/15/2032	200	203

Series 2711, Class FC, 2.56%, 2/15/2033 (e)	1,720	1,750

Series 2638, Class JG, 5.00%, 2/15/2033	7	7

Series 2602, Class FH, 1.97%, 4/15/2033 (e)	309	307

Series 2617, Class Z, 5.50%, 5/15/2033	155	179

Series 2662, Class MT, 4.50%, 8/15/2033	174	185

Series 2693, Class Z, 5.50%, 10/15/2033	280	320

Series 3005, Class PV, IF, 10.12%, 10/15/2033 (e)	12	14

Series 2806, Class FA, 2.66%, 2/15/2034 (e)	477	488

Series 2922, Class GA, 5.50%, 5/15/2034	11	11

Series 2989, Class MU, IF, IO, 5.34%, 7/15/2034 (e)	2,226	410

Series 3204, Class ZM, 5.00%, 8/15/2034	998	1,128

Series 2953, Class MF, 1.96%, 12/15/2034 (e)	183	183

Series 2898, Class PG, 5.00%, 12/15/2034	1,177	1,343

Series 3003, Class LD, 5.00%, 12/15/2034	223	256

Series 4265, Class FD, 2.06%, 1/15/2035 (e)	540	538

Series 2933, Class EM, 5.50%, 1/15/2035	138	154

Series 2929, Class PG, 5.00%, 2/15/2035	154	174

Series 2953, Class PG, 5.50%, 3/15/2035	543	625

Series 2976, Class HZ, 4.50%, 5/15/2035	514	553

Series 3002, Class BN, 5.00%, 7/15/2035	444	503

Series 3013, Class HZ, 5.00%, 8/15/2035	1,541	1,751

Series 3036, Class NE, 5.00%, 9/15/2035	191	218

Series 3101, Class UZ, 6.00%, 1/15/2036	349	402

Series 3174, Class LF, 2.01%, 5/15/2036 (e)	473	473

Series 3710, Class FL, 2.16%, 5/15/2036 (e)	53	53

Series 4271, Class CE, 2.00%, 8/15/2036	8,810	8,918

Series 3662, Class ZB, 5.50%, 8/15/2036	271	317

Series 3704, Class DC, 4.00%, 11/15/2036	1,195	1,237

Series 3855, Class AM, 6.50%, 11/15/2036	3,785	4,344

Series 3258, Class PM, 5.50%, 12/15/2036	825	932

Series 4655, Class CA, 3.00%, 1/15/2037	483	489

Series 4279, Class JA, 3.00%, 2/15/2037	987	1,018

Series 4181, Class LA, 3.00%, 3/15/2037	882	892

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3305, Class IW, IF, IO, 4.79%, 4/15/2037 (e)	489	53

Series 3318, Class HF, 1.92%, 5/15/2037 (e)	680	672

Series 3326, Class FG, 2.01%, 6/15/2037 (e)	1,170	1,165

Series 4182, Class C, 3.00%, 6/15/2037	314	316

Series 3724, Class CM, 5.50%, 6/15/2037	576	671

Series 3351, Class ZC, 5.50%, 7/15/2037	2,289	2,661

Series 3420, Class EI, IO, 1.12%, 8/15/2037 (d)	6,259	293

Series 3805, Class PA, 4.50%, 10/15/2037	391	398

Series 4305, Class KA, 3.00%, 3/15/2038	1,034	1,036

Series 3429, Class S, IF, IO, 5.16%, 3/15/2038 (e)	824	196

Series 4318, Class LH, 3.00%, 6/15/2038	347	347

Series 3459, Class MB, 5.00%, 6/15/2038	202	228

Series 4290, Class CA, 3.50%, 12/15/2038	525	541

Series 4085, Class FB, 2.06%, 1/15/2039 (e)	192	192

Series 3546, Class A, 3.92%, 2/15/2039 (e)	716	736

Series 4061, Class CF, 2.01%, 3/15/2039 (e)	369	369

Series 4059, Class BC, 2.50%, 4/15/2039	310	312

Series 3540, Class A, 5.00%, 5/15/2039	608	664

Series 4428, Class LA, 3.00%, 6/15/2039	1,902	1,968

Series 4346, Class A, 3.50%, 7/15/2039	181	192

Series 3597, Class HM, 4.50%, 8/15/2039	530	571

Series 3569, Class NY, 5.00%, 8/15/2039	1,045	1,183

Series 4209, Class A, 4.00%, 9/15/2039	490	503

Series 3572, Class JS, IF, IO, 5.14%, 9/15/2039 (e)	798	123

Series 3962, Class FB, 2.16%, 10/15/2039 (e)	112	113

Series 4212, Class LA, 3.00%, 10/15/2039	1,522	1,559

Series 3585, Class KW, 4.50%, 10/15/2039	3,189	3,514

Series 3768, Class MB, 4.00%, 12/15/2039	302	318

Series 3910, Class CT, 4.00%, 12/15/2039	270	278

Series 3609, Class SA, IF, IO, 4.68%, 12/15/2039 (e)	3,735	677

Series 4329, Class KA, 3.00%, 1/15/2040	1,162	1,201

Series 4327, Class A, 4.00%, 2/15/2040	318	325

Series 3632, Class PK, 5.00%, 2/15/2040	790	876

Series 4352, Class A, 3.00%, 4/15/2040	415	429

Series 3656, Class PM, 5.00%, 4/15/2040	4,598	5,247

Series 3819, Class G, 4.00%, 6/15/2040	154	163

SEE NOTES TO FINANCIAL STATEMENTS.

302	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 3786, Class NA, 4.50%, 7/15/2040	248		263

Series 3960, Class FJ, 2.01%, 8/15/2040 (e)	178		178

Series 3726, Class PA, 3.00%, 8/15/2040	635		656

Series 4088, Class LE, 4.00%, 10/15/2040	1,648		1,715

Series 3803, Class FY, 2.06%, 1/15/2041 (e)	340		341

Series 4080, Class DA, 2.00%, 3/15/2041	630		640

Series 3844, Class FA, 2.11%, 4/15/2041 (e)	439		439

Series 3862, Class GA, 4.00%, 4/15/2041	463		510

Series 4074, Class PA, 3.00%, 5/15/2041	3,301		3,423

Series 4229, Class MA, 3.50%, 5/15/2041	12,806		13,381

Series 3859, Class JB, 5.00%, 5/15/2041	657		738

Series 4150, Class JE, 2.00%, 6/15/2041	1,764		1,788

Series 3939, Class BZ, 4.50%, 6/15/2041	5,543		6,026

Series 4150, Class FN, 1.96%, 7/15/2041 (e)	842		842

Series 4105, Class HA, 2.00%, 7/15/2041	2,877		2,910

Series 4152, Class LE, 1.75%, 8/15/2041	8,986		9,069

Series 4150, Class FY, 1.96%, 8/15/2041 (e)	817		814

Series 4143, Class NA, 2.50%, 8/15/2041	9,637		9,902

Series 3966, Class VZ, 4.00%, 12/15/2041	1,950		2,092

Series 4215, Class NA, 3.00%, 4/15/2042	331		345

Series 4143, Class AE, 2.00%, 9/15/2042	3,512		3,566

Series 4247, Class AK, 4.50%, 12/15/2042	881		931

Series 4795, Class MP, 3.50%, 5/15/2043	4,313		4,449

Series 4314, Class LP, 3.50%, 7/15/2043	244		257

Series 4311, Class ED, 2.75%, 9/15/2043	656		688

Series 4480, Class LA, 3.50%, 9/15/2043	1,035		1,086

Series 4330, Class PE, 3.00%, 11/15/2043	633		653

Series 4338, Class A, 2.50%, 5/15/2044	1,034		1,073

Series 4505, Class P, 3.50%, 5/15/2044	2,576		2,730

Series 4800, Class UA, 3.50%, 12/15/2044	611		621

Series 4759, Class MA, 3.00%, 9/15/2045	528		548

Series 4374, Class NC, 3.75%, 2/15/2046 (d)	2,662		2,686

FHLMC, STRIPS

Series 302, Class 350, 3.50%, 2/15/2028	462		490

Series 218, PO, 2/1/2032	162		153

FNMA, REMIC

Series 1990-58, Class J, 7.00%, 5/25/2020	—	(f)	—	(f)

Series 2010-60, IO, 4.00%, 6/25/2020	36		—	(f)

Series 1990-61, Class H, 7.00%, 6/25/2020	—	(f)	—	(f)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 1990-109, Class J, 7.00%, 9/25/2020	—	(f)	—	(f)

Series 1990-106, Class J, 8.50%, 9/25/2020	—	(f)	—	(f)

Series 1990-111, Class Z, 8.75%, 9/25/2020	—	(f)	—	(f)

Series 1990-123, Class G, 7.00%, 10/25/2020	—	(f)	—	(f)

Series 1990-117, Class E, 8.95%, 10/25/2020	—	(f)	—	(f)

Series 1990-132, Class Z, 7.00%, 11/25/2020	—	(f)	—	(f)

Series 1990-137, Class X, 9.00%, 12/25/2020	1		2

Series 2011-17, Class CJ, 2.75%, 3/25/2021	60		60

Series 2011-67, Class EJ, 2.50%, 7/25/2021	—	(f)	—	(f)

Series 2011-66, Class QA, 3.50%, 7/25/2021	70		70

Series 1991-130, Class C, 9.00%, 9/25/2021	—	(f)	—	(f)

Series 2011-104, Class DC, 1.50%, 10/25/2021	288		287

Series G92-19, Class M, 8.50%, 4/25/2022	19		19

Series 1992-96, Class B, PO, 5/25/2022	—	(f)	—	(f)

Series G92-40, Class ZC, 7.00%, 7/25/2022	1		1

Series G92-35, Class E, 7.50%, 7/25/2022	2		2

Series G92-35, Class EA, 8.00%, 7/25/2022	57		60

Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(f)	—	(f)

Series 1992-131, Class KB, 8.00%, 8/25/2022	155		164

Series G92-54, Class ZQ, 7.50%, 9/25/2022	1		1

Series 1992-185, Class L, 8.00%, 10/25/2022	166		176

Series G92-64, Class J, 8.00%, 11/25/2022	394		415

Series G92-66, Class K, 8.00%, 12/25/2022	177		186

Series 2011-98, Class VC, 3.50%, 1/25/2023	600		605

Series 2011-116, Class VA, 3.50%, 2/25/2023	597		610

Series 1997-44, Class N, PO, 6/25/2023	106		103

Series 1993-216, Class E, PO, 8/25/2023	58		57

Series 1993-235, Class G, PO, 9/25/2023	4		4

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	303

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 1993-165, Class SN, IF, 11.47%, 9/25/2023 (e)	1	1

Series 2003-106, Class WG, 4.50%, 11/25/2023	2,750	2,864

Series 1993-226, Class PK, 6.00%, 12/25/2023	161	172

Series 1994-15, Class ZK, 5.50%, 2/25/2024	374	394

Series 1994-43, Class PK, 6.35%, 2/25/2024	174	184

Series 2001-40, PO, 4/25/2024	73	71

Series G94-6, Class PJ, 8.00%, 5/17/2024	157	168

Series 2013-52, Class PV, 3.00%, 10/25/2024	2,215	2,292

Series 2010-38, Class B, 4.00%, 4/25/2025	359	371

Series 2011-26, Class EG, 3.00%, 6/25/2025	1,549	1,565

Series 2014-3, Class BV, 3.00%, 6/25/2025	1,635	1,672

Series 2011-141, Class CA, 2.00%, 12/25/2025	1,114	1,119

Series 2011-17, Class GD, 3.50%, 2/25/2026	181	185

Series 2011-48, Class CN, 4.00%, 6/25/2026 (d)	150	160

Series 2011-61, Class B, 3.00%, 7/25/2026	848	876

Series 2013-100, Class VW, 3.00%, 11/25/2026	1,372	1,427

Series 2012-32, Class DE, 3.00%, 12/25/2026	421	433

Series 2015-96, Class EA, 3.00%, 12/25/2026	574	605

Series 2012-26, Class CA, 2.50%, 3/25/2027	154	158

Series 2012-53, Class BK, 1.75%, 5/25/2027	4,567	4,618

Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	12,758	912

Series 2012-102, Class GA, 1.38%, 9/25/2027	3,579	3,582

Series 2012-127, Class AC, 1.50%, 11/25/2027	1,144	1,142

Series 2012-124, Class HG, 2.00%, 11/25/2027	702	715

Series 2013-1, Class LA, 1.25%, 2/25/2028	11,146	11,143

Series 2013-5, Class DA, 1.50%, 2/25/2028	810	809

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2014-26, Class HC, 2.50%, 2/25/2028	355	361

Series 2013-13, Class KD, 1.50%, 3/25/2028	559	561

Series 2008-72, IO, 5.00%, 8/25/2028	94	6

Series 2013-137, Class BA, 1.50%, 1/25/2029	916	919

Series 2009-15, Class AC, 5.50%, 3/25/2029	1,367	1,487

Series 2010-14, Class AC, 4.00%, 3/25/2030	424	453

Series 2013-101, Class HA, 3.00%, 10/25/2030	266	272

Series 2012-14, Class EA, 2.50%, 12/25/2030	136	139

Series 2012-20, Class BD, 2.00%, 1/25/2031	6,079	6,170

Series 2001-38, Class EA, PO, 8/25/2031	83	79

Series 2015-89, Class KE, 2.00%, 11/25/2031	222	226

Series 2012-98, Class QG, 1.75%, 1/25/2032	1,346	1,359

Series 2001-81, Class HE, 6.50%, 1/25/2032	3,454	4,051

Series 2002-34, Class FA, 2.16%, 5/18/2032 (e)	205	205

Series 2016-12, Class EG, 2.00%, 5/25/2032	1,167	1,188

Series 2013-109, Class BA, 3.00%, 10/25/2032	1,568	1,645

Series 2002-64, Class PG, 5.50%, 10/25/2032	2,828	3,237

Series 2004-61, Class FH, 2.43%, 11/25/2032 (e)	1,453	1,467

Series 2002-77, Class TF, 2.66%, 12/18/2032 (e)	286	292

Series 2002-77, Class QG, 5.50%, 12/25/2032	694	798

Series 2002-84, Class DZ, 5.50%, 12/25/2032	424	472

Series 2002-94, Class BZ, 5.50%, 1/25/2033	1,638	1,872

Series 2013-18, Class TG, 2.00%, 2/25/2033	1,168	1,184

Series 2003-7, Class FB, 2.38%, 2/25/2033 (e)	419	424

Series 2003-42, Class CI, IO, 6.50%, 5/25/2033	282	53

Series 2003-49, IO, 6.50%, 6/25/2033	401	83

SEE NOTES TO FINANCIAL STATEMENTS.

304	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2003-58, Class GL, 3.50%, 7/25/2033	203	214

Series 2003-84, Class PZ, 5.00%, 9/25/2033	121	137

Series 2013-119, Class VA, 3.00%, 10/25/2033	2,928	3,029

Series 2003-107, Class ZD, 6.00%, 11/25/2033	2,328	2,620

Series 2014-19, Class VK, 4.50%, 4/25/2034	2,000	2,191

Series 2004-60, Class LB, 5.00%, 4/25/2034	138	142

Series 2005-19, Class PA, 5.50%, 7/25/2034	132	132

Series 2004-72, Class F, 2.13%, 9/25/2034 (e)	254	253

Series 2004-91, Class BR, 5.50%, 12/25/2034	116	133

Series 2004-90, Class ZU, 6.00%, 12/25/2034	1,584	1,885

Series 2005-5, Class PA, 5.00%, 1/25/2035	724	792

Series 2004-101, Class AR, 5.50%, 1/25/2035	24	27

Series 2005-27, Class HZ, 5.00%, 4/25/2035	3,259	3,700

Series 2005-31, Class PB, 5.50%, 4/25/2035	1,430	1,633

Series 2005-38, Class FK, 1.93%, 5/25/2035 (e)	813	809

Series 2005-66, Class PF, 1.88%, 7/25/2035 (e)	287	285

Series 2005-64, Class PL, 5.50%, 7/25/2035	134	150

Series 2005-103, Class BT, IF, 6.50%, 7/25/2035 (e)	346	399

Series 2006-4, Class PB, 6.00%, 9/25/2035	1,536	1,657

Series 2010-39, Class FT, 2.58%, 10/25/2035 (e)	1,204	1,218

Series 2005-88, Class ZC, 5.00%, 10/25/2035	3,744	4,248

Series 2007-109, Class VZ, 5.00%, 10/25/2035	3,169	3,590

Series 2005-84, Class MB, 5.75%, 10/25/2035	32	35

Series 2013-114, Class JA, 3.00%, 11/25/2035	362	373

Series 2005-99, Class AF, 1.98%, 12/25/2035 (e)	180	179

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2014-88, Class ER, 2.50%, 2/25/2036	161	166

Series 2006-16, Class FC, 1.96%, 3/25/2036 (e)	183	182

Series 2006-14, Class DB, 5.50%, 3/25/2036	646	735

Series 2006-27, Class BF, 1.93%, 4/25/2036 (e)	365	363

Series 2006-46, Class FW, 2.03%, 6/25/2036 (e)	516	513

Series 2006-42, Class PF, 2.04%, 6/25/2036 (e)	386	386

Series 2006-50, Class PE, 5.00%, 6/25/2036	655	746

Series 2009-71, Class JT, 6.00%, 6/25/2036	345	405

Series 2006-101, Class FC, 1.93%, 7/25/2036 (e)	427	426

Series 2006-101, Class FD, 1.93%, 7/25/2036 (e)	273	272

Series 2006-56, Class DC, 2.28%, 7/25/2036 (e)	455	457

Series 2006-58, Class ST, IF, IO, 5.52%, 7/25/2036 (e)	355	70

Series 2014-23, Class PA, 3.50%, 8/25/2036	7,025	7,209

Series 2007-1, Class NF, 1.88%, 2/25/2037 (e)	686	682

Series 2007-16, Class FC, 2.38%, 3/25/2037 (e)	30	31

Series 2007-22, Class SC, IF, IO, 4.45%, 3/25/2037 (e)	47	2

Series 2007-33, Class MS, IF, IO, 4.96%, 4/25/2037 (e)	2,276	353

Series 2011-71, Class FB, 2.13%, 5/25/2037 (e)	667	669

Series 2007-57, Class ZE, 4.75%, 5/25/2037	889	940

Series 2007-54, Class FA, 2.03%, 6/25/2037 (e)	252	252

Series 2013-55, Class BA, 3.00%, 6/25/2037	1,352	1,373

Series 2007-B2, Class ZA, 5.50%, 6/25/2037	3,742	4,361

Series 2008-93, Class AM, 5.50%, 6/25/2037	289	299

Series 2008-5, Class PE, 5.00%, 8/25/2037	178	203

Series 2007-85, Class SH, IF, IO, 4.87%, 9/25/2037 (e)	1,400	134

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	305

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2013-74, Class HP, 3.00%, 10/25/2037	369	382

Series 2013-83, Class CA, 3.50%, 10/25/2037	3,626	3,670

Series 2010-68, Class DA, 4.50%, 10/25/2037	114	116

Series 2007-106, Class A7, 6.18%, 10/25/2037 (e)	303	345

Series 2013-88, Class EA, 3.00%, 11/25/2037	1,724	1,753

Series 2007-117, Class FM, 2.33%, 1/25/2038 (e)	290	292

Series 2007-117, Class MF, 2.33%, 1/25/2038 (e)	544	547

Series 2008-24, Class PF, 2.28%, 2/25/2038 (e)	253	255

Series 2012-22, Class DA, 2.00%, 3/25/2038	6,059	6,097

Series 2008-18, Class SE, IF, IO, 4.64%, 3/25/2038 (e)	144	20

Series 2010-149, Class LB, 4.00%, 4/25/2038	722	730

Series 2008-25, Class DZ, 5.75%, 4/25/2038	684	782

Series 2010-136, Class CA, 2.00%, 6/25/2038	5,366	5,373

Series 2012-3, Class AD, 3.00%, 7/25/2038	2,740	2,740

Series 2013-139, Class EA, 3.00%, 8/25/2038	2,470	2,515

Series 2013-96, Class YA, 3.50%, 9/25/2038	1,450	1,512

Series 2008-83, Class CA, 6.00%, 9/25/2038	855	1,007

Series 2011-48, Class HC, 3.00%, 10/25/2038	392	399

Series 2013-92, Class A, 3.50%, 12/25/2038	4,109	4,181

Series 2013-15, Class EF, 1.98%, 3/25/2039 (e)	254	254

Series 2012-56, Class FG, 2.13%, 3/25/2039 (e)	401	402

Series 2010-134, Class DJ, 2.25%, 3/25/2039	1,974	1,992

Series 2011-104, Class KE, 2.50%, 3/25/2039	75	76

Series 2011-104, Class KY, 4.00%, 3/25/2039	327	340

Series 2012-89, Class FD, 2.08%, 4/25/2039 (e)	1,919	1,920

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-29, Class LA, 1.40%, 5/25/2039 (e)	1,683	1,658

Series 2009-62, Class HJ, 6.00%, 5/25/2039	524	566

Series 2012-73, Class LF, 2.08%, 6/25/2039 (e)	546	547

Series 2011-117, Class AP, 2.00%, 7/25/2039	10,637	10,690

Series 2012-14, Class DA, 2.00%, 7/25/2039	89	90

Series 2009-70, Class FA, 2.83%, 9/25/2039 (e)	197	201

Series 2014-82, Class LA, 3.00%, 9/25/2039	1,533	1,571

Series 2009-73, Class HJ, 6.00%, 9/25/2039	232	268

Series 2010-118, Class EF, 2.08%, 10/25/2039 (e)	313	313

Series 2009-86, Class PE, 5.00%, 10/25/2039	5,632	6,446

Series 2009-87, Class B, 4.50%, 11/25/2039	3,185	3,484

Series 2009-112, Class SW, IF, IO, 4.62%, 1/25/2040 (e)	4,424	658

Series 2013-1, Class BA, 3.00%, 2/25/2040	2,902	2,977

Series 2010-35, Class KF, 2.13%, 4/25/2040 (e)	722	725

Series 2011-4, Class PK, 3.00%, 4/25/2040	2,320	2,381

Series 2010-37, Class CY, 5.00%, 4/25/2040	104	118

Series 2011-3, Class KA, 5.00%, 4/25/2040	789	834

Series 2011-61, Class ZA, 5.00%, 4/25/2040	1,964	2,243

Series 2010-43, Class HJ, 5.50%, 5/25/2040	318	372

Series 2010-58, Class FA, 2.18%, 6/25/2040 (e)	620	623

Series 2010-58, Class FY, 2.36%, 6/25/2040 (e)	269	273

Series 2012-63, Class MA, 4.00%, 6/25/2040	1,483	1,542

Series 2010-64, Class DM, 5.00%, 6/25/2040	1,719	1,902

Series 2015-15, Class EH, 2.50%, 8/25/2040	1,087	1,105

Series 2016-66, Class DE, 2.00%, 9/25/2040	2,662	2,700

SEE NOTES TO FINANCIAL STATEMENTS.

306	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2012-44, Class LA, 3.50%, 9/25/2040	410	426

Series 2012-9, Class YF, 2.03%, 11/25/2040 (e)	346	345

Series 2013-106, Class GA, 2.50%, 11/25/2040	291	301

Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	1,955	141

Series 2015-44, Class J, 3.50%, 12/25/2040	109	113

Series 2012-70, Class HP, 2.00%, 1/25/2041	5,923	6,004

Series 2011-18, Class KY, 4.00%, 3/25/2041	1,504	1,665

Series 2013-15, Class CP, 1.75%, 4/25/2041	7,675	7,741

Series 2013-96, Class CA, 4.00%, 4/25/2041	1,512	1,572

Series 2011-53, Class FT, 2.21%, 6/25/2041 (e)	232	233

Series 2011-52, Class GB, 5.00%, 6/25/2041	195	222

Series 2013-77, Class EP, 2.50%, 7/25/2041	3,834	3,923

Series 2012-16, Class WH, 4.00%, 7/25/2041	303	322

Series 2011-128, Class KP, 4.50%, 7/25/2041	200	217

Series 2011-59, Class NZ, 5.50%, 7/25/2041	1,260	1,454

Series 2012-147, Class NE, 1.75%, 8/25/2041	6,049	6,098

Series 2012-137, Class UE, 1.75%, 9/25/2041	10,018	10,098

Series 2013-5, Class AE, 1.75%, 9/25/2041	8,172	8,241

Series 2013-126, Class CA, 4.00%, 9/25/2041	763	834

Series 2011-141, Class MA, 3.50%, 10/25/2041	2,123	2,267

Series 2012-27, Class PL, 2.00%, 2/25/2042	551	560

Series 2012-133, Class AP, 1.75%, 3/25/2042	10,220	10,309

Series 2012-100, Class TL, 4.00%, 4/25/2042	618	661

Series 2013-9, Class CB, 5.50%, 4/25/2042	5,319	6,089

Series 2012-128, Class VF, 1.88%, 6/25/2042 (e)	1,085	1,079

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2013-96, Class FY, 1.98%, 7/25/2042 (e)	378		376

Series 2013-93, Class PJ, 3.00%, 7/25/2042	1,556		1,623

Series 2013-81, Class NC, 3.00%, 10/25/2042	1,364		1,421

Series 2013-72, Class AF, 1.88%, 11/25/2042 (e)	183		183

Series 2018-22, Class DE, 3.50%, 11/25/2042	1,368		1,399

Series 2013-61, Class BA, 3.00%, 1/25/2043	3,998		4,158

Series 2013-58, Class FP, 1.88%, 2/25/2043 (e)	1,577		1,567

Series 2013-66, Class LB, 1.50%, 4/25/2043	183		185

Series 2013-64, Class PF, 1.88%, 4/25/2043 (e)	1,198		1,190

Series 2018-38, Class EC, 4.00%, 4/25/2043	142		146

Series 2014-3, Class BL, 2.50%, 6/25/2043	245		251

Series 2014-32, Class DK, 3.00%, 8/25/2043	1,070		1,112

Series 2016-100, Class P, 3.50%, 11/25/2044	222		237

Series 2015-33, Class P, 2.50%, 6/25/2045	2,595		2,688

Series 2017-18, Class DA, 3.00%, 8/25/2045	4,221		4,396

Series 2016-2, Class GA, 3.00%, 2/25/2046	3,590		3,774

Series 2017-10, Class FA, 2.03%, 3/25/2047 (e)	503		503

Series 2019-25, Class GQ, 3.50%, 6/25/2049	7,201		7,430

Series 2019-72, Class KA, 2.50%, 9/25/2049	1,936		1,967

FNMA, REMIC Trust, Whole Loan Series 1995-W3, Class A, 9.00%, 4/25/2025	—	(f)	—	(f)

FNMA, REMIC, Whole Loan Series 2001-50, Class BA, 7.00%, 10/25/2041	129		148

FNMA, STRIPS

Series 268, Class 2, IO, 9.00%, 2/25/2023	—	(f)	—	(f)

Series 289, Class 1, PO, 11/25/2027	169		160

Series 334, Class 17, IO, 6.50%, 2/25/2033 (e)	248		51

Series 334, Class 9, IO, 6.00%, 3/25/2033	558		109

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	307

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 334, Class 13, IO, 6.00%, 3/25/2033 (e)	212	39

Series 356, Class 16, IO, 5.50%, 6/25/2035 (e)	173	30

Series 359, Class 16, IO, 5.50%, 10/25/2035 (e)	162	29

Series 369, Class 19, IO, 6.00%, 10/25/2036 (e)	191	39

Series 369, Class 26, IO, 6.50%, 10/25/2036 (e)	122	26

Series 386, Class 20, IO, 6.50%, 8/25/2038 (e)	269	53

Series 394, Class C3, IO, 6.50%, 9/25/2038	517	108

FNMA, Whole Loan Series 2007-W1, Class 1AF1, 1.89%, 11/25/2046 (e)	2,316	2,283

GNMA

Series 2011-132, Class GJ, 2.00%, 9/16/2026	669	683

Series 2011-155, Class A, 3.00%, 11/20/2026	193	202

Series 2011-158, Class AB, 3.00%, 11/20/2026	650	671

Series 2012-3, Class AK, 3.00%, 1/16/2027	3,031	3,160

Series 2012-32, Class EG, 3.00%, 3/16/2027	1,435	1,490

Series 2013-75, Class AC, 1.50%, 5/20/2028	2,691	2,699

Series 2003-11, PO, 2/16/2033	121	119

Series 2003-11, Class FC, 2.16%, 2/16/2033 (e)	293	293

Series 2003-50, Class F, 1.96%, 5/16/2033 (e)	244	244

Series 2004-39, Class IN, IO, 5.50%, 6/20/2033	288	29

Series 2006-23, Class S, IF, IO, 4.85%, 1/20/2036 (e)	782	9

Series 2006-26, Class S, IF, IO, 4.85%, 6/20/2036 (e)	6,610	937

Series 2012-38, Class TF, 1.96%, 12/16/2036 (e)	83	83

Series 2007-16, Class KU, IF, IO, 5.00%, 4/20/2037 (e)	4,120	730

Series 2009-106, Class XL, IF, IO, 5.10%, 6/20/2037 (e)	3,789	754

Series 2013-23, Class BP, 3.00%, 9/20/2037	1,080	1,113

Series 2010-143, Class PH, 3.00%, 11/16/2037	195	197

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2008-75, Class SP, IF, IO, 5.82%, 8/20/2038 (e)	1,307	173

Series 2009-108, Class WG, 4.00%, 9/20/2038	83	83

Series 2009-14, Class SA, IF, IO, 4.43%, 3/20/2039 (e)	3,957	384

Series 2009-14, Class KS, IF, IO, 4.65%, 3/20/2039 (e)	1,640	198

Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	494	121

Series 2010-162, Class PE, 3.00%, 5/20/2039	4,084	4,099

Series 2018-63, Class EC, 3.00%, 6/20/2039	3,805	3,838

Series 2009-75, Class NB, 4.50%, 6/20/2039	276	296

Series 2011-48, Class QA, 5.00%, 8/16/2039	615	628

Series 2010-144, Class DA, 4.00%, 9/16/2039	172	180

Series 2013-117, Class A, 2.50%, 10/20/2039	1,511	1,533

Series 2013-167, Class EP, 2.50%, 11/20/2039	2,029	2,062

Series 2011-26, Class PA, 4.00%, 7/20/2040	162	171

Series 2013-71, Class NA, 2.50%, 8/20/2041	173	178

Series 2012-96, Class WP, 6.50%, 8/16/2042	4,981	5,895

Series 2015-80, Class CP, 4.50%, 6/20/2045	1,124	1,225

Series 2015-80, Class CQ, 5.00%, 6/20/2045	812	898

Series 2010-H26, Class LF, 2.08%, 8/20/2058 (e)	355	354

Series 2010-H03, Class FA, 2.21%, 3/20/2060 (e)	4,823	4,832

Series 2011-H08, Class FA, 2.33%, 2/20/2061 (e)	4,012	4,023

Series 2011-H11, Class FA, 2.23%, 3/20/2061 (e)	662	662

Series 2011-H11, Class FB, 2.23%, 4/20/2061 (e)	623	624

Series 2011-H21, Class FA, 2.33%, 10/20/2061 (e)	402	404

Series 2013-H05, Class FB, 2.13%, 2/20/2062 (e)	1,257	1,255

Series 2012-H14, Class NA, 2.00%, 6/20/2062	754	754

SEE NOTES TO FINANCIAL STATEMENTS.

308	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2012-H14, Class FK, 2.31%, 7/20/2062 (e)	613	615

Series 2012-H18, Class NA, 2.25%, 8/20/2062 (e)	421	421

Series 2012-H20, Class BA, 2.29%, 9/20/2062 (e)	1,144	1,146

Series 2012-H23, Class WA, 2.25%, 10/20/2062 (e)	520	521

Series 2012-H29, Class FA, 2.25%, 10/20/2062 (e)	226	227

Series 2012-H30, Class GA, 2.08%, 12/20/2062 (e)	483	482

Series 2013-H08, Class FA, 2.08%, 3/20/2063 (e)	893	891

Series 2013-H11, Class FA, 2.18%, 4/20/2063 (e)	746	746

Series 2013-H14, Class FG, 2.20%, 5/20/2063 (e)	224	224

Series 2013-H19, Class FC, 2.33%, 8/20/2063 (e)	6,532	6,547

Series 2014-H05, Class FB, 2.33%, 12/20/2063 (e)	854	857

Series 2014-H02, Class FB, 2.38%, 12/20/2063 (e)	2,755	2,767

Series 2014-H16, Class FL, 2.16%, 7/20/2064 (e)	1,122	1,121

Series 2014-H14, Class GF, 2.20%, 7/20/2064 (e)	485	485

Series 2014-H21, Class FA, 2.38%, 10/20/2064 (e)	435	436

Series 2015-H04, Class FL, 2.20%, 2/20/2065 (e)	282	282

Series 2015-H13, Class FG, 2.13%, 4/20/2065 (e)	712	711

Series 2015-H09, Class FA, 2.35%, 4/20/2065 (e)	597	598

Series 2015-H14, Class FB, 2.16%, 5/20/2065 (e)	310	310

Series 2015-H14, Class FA, 2.30%, 6/20/2065 (e)	2,269	2,267

Series 2015-H27, Class FA, 2.48%, 9/20/2065 (e)	2,241	2,254

Series 2015-H29, Class FA, 2.43%, 10/20/2065 (e)	130	130

Series 2017-H07, Class FG, 2.19%, 2/20/2067 (e)	814	814

Series 2017-H14, Class FD, 2.20%, 6/20/2067 (e)	875	875

Series 2017-H16, Class CF, 2.20%, 7/20/2067 (e)	1,127	1,127

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2017-H15, Class FN, 2.23%, 7/20/2067 (e)	797		797

Series 2018-H04, Class FG, 2.01%, 2/20/2068 (e)	875		870

Series 2018-H07, Class FE, 2.08%, 2/20/2068 (e)	379		378

Headlands Residential LLC Series 2019-RPL1, 3.97%, 6/25/2024 (b) (d)	7,000		7,109

JP Morgan Mortgage Trust

Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	308		304

Series 2006-A2, Class 4A1, 4.68%, 8/25/2034 (e)	855		891

MASTR Alternative Loan Trust Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	(f)	—	(f)

ML Trust XLIV Series 44, Class G, 9.00%, 8/20/2020 ‡	—	(f)	—	(f)

NCUA Guaranteed Notes Trust

Series 2010-R3, Class 1A, 2.23%, 12/8/2020 (e)	6,133		6,137

Series 2010-R3, Class 3A, 2.40%, 12/8/2020	380		382

Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR6, Class 4A1, 1.89%, 12/25/2035 (e)	1,436		571

Pretium Mortgage Credit Partners I LLC Series 2020-CFL1, Class A1, 3.10%, 2/27/2060 (b) (d)	4,970		5,011

Prime Mortgage Trust Series 2005-2, Class 1A1, 4.75%, 7/25/2020	4		4

Vendee Mortgage Trust Series 1994-3C, Class 3, 9.78%, 3/15/2021	—	(f)	—	(f)

Verus Securitization Trust Series 2019-2, Class A1, 3.21%, 5/25/2059 (b) (e)	1,108		1,119

Visio Trust Series 2019-2, Class A1, 2.72%, 11/25/2054 (b) (e)	7,570		7,659

Total Collateralized Mortgage Obligations (Cost $622,585)			635,453

Mortgage-Backed Securities — 5.1%

FHLMC

Pool # 611141, ARM, 4.15%, 1/1/2027 (e)	17		18

Pool # 786211, ARM, 5.75%, 1/1/2027 (e)	1		1

Pool # 846774, ARM, 4.38%, 12/1/2027 (e)	20		21

Pool # 1B2844, ARM, 4.27%, 3/1/2035 (e)	67		70

Pool # 1L1380, ARM, 4.62%, 3/1/2035 (e)	1,661		1,788

Pool # 1L1379, ARM, 5.09%, 10/1/2035 (e)	895		961

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	309

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 1J1380, ARM, 4.77%, 3/1/2036 (e)	563		610

Pool # 1G1861, ARM, 5.16%, 3/1/2036 (e)	418		441

Pool # 1J1313, ARM, 4.33%, 6/1/2036 (e)	104		109

Pool # 1G1028, ARM, 4.56%, 7/1/2036 (e)	43		46

Pool # 1N0273, ARM, 3.72%, 8/1/2036 (e)	208		217

Pool # 1K0035, ARM, 4.73%, 8/1/2036 (e)	327		347

Pool # 1J1393, ARM, 3.97%, 10/1/2036 (e)	837		876

Pool # 1J1378, ARM, 3.76%, 11/1/2036 (e)	233		244

Pool # 1N0346, ARM, 3.44%, 12/1/2036 (e)	115		119

Pool # 1J1467, ARM, 3.64%, 12/1/2036 (e)	168		177

Pool # 1J1418, ARM, 3.81%, 12/1/2036 (e)	83		87

Pool # 1J1541, ARM, 3.93%, 1/1/2037 (e)	868		916

Pool # 1J1516, ARM, 4.22%, 2/1/2037 (e)	78		83

Pool # 1J1543, ARM, 5.48%, 2/1/2037 (e)	103		109

Pool # 1N1458, ARM, 3.76%, 3/1/2037 (e)	384		399

Pool # 1J1635, ARM, 4.48%, 3/1/2037 (e)	225		236

Pool # 1J1522, ARM, 5.04%, 3/1/2037 (e)	193		204

Pool # 1Q0339, ARM, 4.39%, 4/1/2037 (e)	34		36

Pool # 1Q0697, ARM, 3.67%, 5/1/2037 (e)	754		782

Pool # 1J1681, ARM, 4.86%, 6/1/2037 (e)	1,233		1,312

Pool # 1J1685, ARM, 4.86%, 6/1/2037 (e)	553		581

Pool # 847871, ARM, 3.34%, 8/1/2037 (e)	120		125

Pool # 1J2834, ARM, 4.15%, 8/1/2037 (e)	160		170

Pool # 1B3605, ARM, 4.53%, 8/1/2037 (e)	223		233

Pool # 1Q0476, ARM, 4.11%, 10/1/2037 (e)	211		225

Pool # 1J2945, ARM, 4.00%, 11/1/2037 (e)	57		59

Pool # 1Q0894, ARM, 4.75%, 1/1/2038 (e)	449		485

Pool # 1Q0722, ARM, 4.59%, 4/1/2038 (e)	425		454

FHLMC Gold Pools, 15 Year

Pool # G12859, 6.00%, 6/1/2020	—	(f)	—	(f)

Pool # G13056, 5.50%, 12/1/2020	4		4

Pool # G12880, 5.00%, 1/1/2021	—	(f)	—	(f)

Pool # G13621, 6.50%, 8/1/2021	2		2

Pool # J03447, 6.00%, 9/1/2021	27		27

Pool # G13821, 6.00%, 11/1/2021	57		58

Pool # J10285, 5.50%, 4/1/2022	3		3

Pool # J21988, 2.00%, 1/1/2023	321		327

Pool # G14702, 2.50%, 3/1/2023	57		59

Pool # J24206, 2.00%, 6/1/2023	136		137

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # J24411, 2.00%, 6/1/2023	472		480

Pool # G13274, 5.50%, 10/1/2023	593		618

Pool # G13301, 5.50%, 10/1/2023	1,712		1,793

Pool # J10284, 6.00%, 12/1/2023	44		45

Pool # G13433, 5.50%, 1/1/2024	232		243

Pool # G15542, 2.50%, 8/1/2025	395		405

Pool # J14494, 4.00%, 2/1/2026	4,943		5,204

Pool # J14783, 4.00%, 3/1/2026	132		139

Pool # J15974, 4.00%, 6/1/2026	1,873		1,971

Pool # G14643, 4.00%, 8/1/2026	162		171

Pool # J18745, 3.00%, 4/1/2027	1,304		1,360

Pool # J20463, 2.50%, 9/1/2027	254		264

Pool # G14606, 2.50%, 11/1/2027	876		906

Pool # G18462, 2.00%, 4/1/2028	1,286		1,316

Pool # G14973, 4.00%, 12/1/2028	153		164

Pool # G16386, 2.00%, 3/1/2030	550		563

Pool # J31731, 3.00%, 5/1/2030	758		797

FHLMC Gold Pools, 20 Year

Pool # G30195, 6.50%, 5/1/2021	—	(f)	1

Pool # G30262, 6.00%, 10/1/2024	143		158

Pool # C91261, 4.50%, 8/1/2029	246		266

Pool # C91349, 4.50%, 12/1/2030	233		252

Pool # G30565, 4.50%, 10/1/2031	475		514

Pool # G30701, 5.00%, 11/1/2031	193		210

Pool # C91447, 3.50%, 5/1/2032	385		406

Pool # C91581, 3.00%, 11/1/2032	1,867		1,954

Pool # G30669, 4.50%, 12/1/2033	2,683		2,922

Pool # C91761, 4.00%, 5/1/2034	1,843		1,987

FHLMC Gold Pools, 30 Year

Pool # A30588, 6.00%, 7/1/2032	124		138

Pool # G01665, 5.50%, 3/1/2034	2,972		3,400

Pool # G05046, 5.00%, 11/1/2036	177		201

Pool # G03073, 5.50%, 7/1/2037	1,503		1,726

Pool # G04772, 7.00%, 8/1/2038	165		195

Pool # G05798, 5.50%, 1/1/2040	343		394

Pool # G08729, 4.50%, 9/1/2046	1,454		1,587

FHLMC Gold Pools, Other

Pool # T45022, 2.50%, 1/1/2028	7,109		7,300

Pool # T40143, 2.50%, 7/1/2028	1,705		1,751

Pool # U79019, 3.00%, 7/1/2028	282		293

Pool # U79026, 2.50%, 9/1/2028	352		362

Pool # U49013, 3.00%, 9/1/2028	2,665		2,775

Pool # G20027, 10.00%, 10/1/2030	80		85

Pool # G20028, 7.50%, 12/1/2036	3,690		4,182

SEE NOTES TO FINANCIAL STATEMENTS.

310	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

FNMA

Pool # 325081, ARM, 4.35%, 10/1/2025 (e)	5	5

Pool # 409902, ARM, 4.72%, 6/1/2027 (e)	8	8

Pool # 52597, ARM, 2.72%, 7/1/2027 (e)	3	3

Pool # 725902, ARM, 3.90%, 9/1/2034 (e)	54	56

Pool # 810896, ARM, 3.49%, 1/1/2035 (e)	51	52

Pool # 865095, ARM, 4.94%, 10/1/2035 (e)	760	817

Pool # 848757, ARM, 3.36%, 12/1/2035 (e)	172	178

Pool # AD0295, ARM, 4.59%, 3/1/2036 (e)	722	760

Pool # 894571, ARM, 4.65%, 3/1/2036 (e)	1,103	1,188

Pool # 877009, ARM, 4.89%, 3/1/2036 (e)	1,212	1,301

Pool # 871502, ARM, 4.59%, 4/1/2036 (e)	53	53

Pool # 895687, ARM, 3.76%, 5/1/2036 (e)	104	109

Pool # 886952, ARM, 4.43%, 6/1/2036 (e)	3	3

Pool # 882099, ARM, 4.53%, 7/1/2036 (e)	133	139

Pool # 886558, ARM, 4.11%, 8/1/2036 (e)	225	239

Pool # 745858, ARM, 4.44%, 8/1/2036 (e)	112	119

Pool # 884722, ARM, 4.52%, 8/1/2036 (e)	135	142

Pool # 887714, ARM, 4.54%, 8/1/2036 (e)	147	154

Pool # 745762, ARM, 4.65%, 8/1/2036 (e)	1	1

Pool # 882241, ARM, 4.20%, 10/1/2036 (e)	222	233

Pool # 870920, ARM, 3.66%, 12/1/2036 (e)	28	30

Pool # AD0296, ARM, 3.78%, 12/1/2036 (e)	531	551

Pool # 905593, ARM, 3.88%, 12/1/2036 (e)	81	85

Pool # 905196, ARM, 4.12%, 12/1/2036 (e)	56	59

Pool # 920954, ARM, 3.37%, 1/1/2037 (e)	730	756

Pool # 888143, ARM, 3.60%, 1/1/2037 (e)	56	59

Pool # 913984, ARM, 3.36%, 2/1/2037 (e)	396	410

Pool # 910178, ARM, 3.99%, 3/1/2037 (e)	604	632

Pool # 936588, ARM, 3.36%, 4/1/2037 (e)	154	159

Pool # 888750, ARM, 4.34%, 4/1/2037 (e)	111	117

Pool # 948208, ARM, 3.18%, 7/1/2037 (e)	704	725

Pool # 888620, ARM, 3.62%, 7/1/2037 (e)	109	114

Pool # 944105, ARM, 3.95%, 7/1/2037 (e)	16	16

Pool # 950385, ARM, 2.81%, 8/1/2037 (e)	15	15

Pool # 950382, ARM, 2.99%, 8/1/2037 (e)	1,230	1,259

Pool # 952182, ARM, 3.58%, 11/1/2037 (e)	328	345

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # AD0081, ARM, 3.84%, 11/1/2037 (e)	377		394

Pool # 995108, ARM, 4.21%, 11/1/2037 (e)	1,047		1,108

Pool # 966911, ARM, 3.76%, 12/1/2037 (e)	144		151

FNMA UMBS, 10 Year

Pool # MA1288, 2.00%, 12/1/2022	384		390

Pool # MA1313, 2.00%, 1/1/2023	535		545

Pool # AL3486, 2.00%, 5/1/2023	325		331

Pool # MA1443, 2.00%, 5/1/2023	170		172

Pool # AT8048, 2.00%, 7/1/2023	356		363

Pool # MA1535, 2.00%, 8/1/2023	348		351

Pool # MA1585, 2.00%, 9/1/2023	559		569

Pool # MA1626, 2.00%, 10/1/2023	380		387

Pool # MA1693, 2.00%, 11/1/2023	395		402

Pool # MA1713, 2.00%, 11/1/2023	816		824

Pool # AS1597, 2.00%, 1/1/2024	349		355

Pool # MA2006, 2.00%, 7/1/2024	776		788

Pool # MA2233, 2.50%, 4/1/2025	157		161

Pool # BM1023, 2.50%, 5/1/2026	195		200

Pool # BO9968, 2.00%, 1/1/2027 (g)	960		977

FNMA UMBS, 15 Year

Pool # 745014, 6.00%, 5/1/2020	—	(f)	—	(f)

Pool # 888601, 5.50%, 6/1/2020	2		2

Pool # 735742, 5.00%, 7/1/2020	2		2

Pool # 995886, 6.00%, 4/1/2021	3		4

Pool # AD0452, 6.00%, 4/1/2021	19		19

Pool # 897937, 6.00%, 8/1/2021	150		153

Pool # 890129, 6.00%, 12/1/2021	59		60

Pool # 889094, 6.50%, 1/1/2023	188		195

Pool # 995286, 6.50%, 3/1/2023	13		13

Pool # AL0229, 5.50%, 9/1/2023	381		393

Pool # AA1035, 6.00%, 12/1/2023	75		78

Pool # AD0471, 5.50%, 1/1/2024	492		504

Pool # 995381, 6.00%, 1/1/2024	154		161

Pool # AE0081, 6.00%, 7/1/2024	593		623

Pool # 931730, 5.00%, 8/1/2024	190		201

Pool # AD0365, 5.50%, 9/1/2024	210		216

Pool # AD0662, 5.50%, 1/1/2025	1,321		1,387

Pool # AL2193, 5.50%, 7/1/2025	1,736		1,821

Pool # AJ5336, 3.00%, 11/1/2026	152		158

Pool # AK0971, 3.00%, 2/1/2027	143		149

Pool # AO0800, 3.00%, 4/1/2027	195		202

Pool # AB5817, 2.00%, 8/1/2027	271		277

Pool # AP4048, 2.50%, 8/1/2027	1,359		1,404

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	311

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # AP7842, 3.00%, 9/1/2027	152		159

Pool # AL3439, 4.00%, 9/1/2027	723		767

Pool # AL2656, 2.50%, 10/1/2027	1,549		1,597

Pool # 890782, 2.00%, 5/1/2028	366		374

Pool # AU6018, 3.00%, 9/1/2028	352		364

Pool # AL6105, 4.00%, 12/1/2029	130		137

Pool # BM3270, 2.50%, 4/1/2030	510		525

FNMA UMBS, 20 Year

Pool # 535519, 7.00%, 8/1/2020	2		2

Pool # 253946, 7.00%, 8/1/2021	5		5

Pool # 254344, 6.50%, 6/1/2022	231		257

Pool # 745763, 6.50%, 3/1/2025	150		168

Pool # 256714, 5.50%, 5/1/2027	296		322

Pool # MA0214, 5.00%, 10/1/2029	1,593		1,737

Pool # AD5474, 5.00%, 5/1/2030	518		565

Pool # MA0534, 4.00%, 10/1/2030	226		244

Pool # AL4165, 4.50%, 1/1/2031	1,260		1,366

Pool # MA0804, 4.00%, 7/1/2031	221		238

Pool # MA0792, 4.50%, 7/1/2031	1,909		2,079

Pool # MA3894, 4.00%, 9/1/2031	335		361

Pool # 890653, 4.50%, 1/1/2032	898		973

Pool # AL5958, 4.00%, 3/1/2032	2,474		2,640

Pool # AL1722, 4.50%, 4/1/2032	166		180

Pool # AL3190, 4.00%, 12/1/2032	785		846

Pool # AL5373, 4.50%, 5/1/2034	877		955

FNMA UMBS, 30 Year

Pool # 545334, 8.50%, 9/1/2021	—	(f)	1

Pool # 250511, 6.50%, 3/1/2026	2		3

Pool # 555889, 8.00%, 12/1/2030	23		25

Pool # 254548, 5.50%, 12/1/2032	1,635		1,826

Pool # 555458, 5.50%, 5/1/2033	2,700		3,076

Pool # AB0054, 4.50%, 12/1/2034	4,452		4,863

Pool # 735503, 6.00%, 4/1/2035	2,082		2,431

Pool # 745275, 5.00%, 2/1/2036	3,934		4,457

Pool # 889118, 5.50%, 4/1/2036	4,147		4,706

Pool # 889209, 5.00%, 5/1/2036	226		254

Pool # 745948, 6.50%, 10/1/2036	318		364

Pool # 889494, 5.50%, 1/1/2037	317		363

Pool # AD0249, 5.50%, 4/1/2037	2,956		3,338

Pool # 995024, 5.50%, 8/1/2037	460		526

Pool # 950302, 7.00%, 8/1/2037	698		851

Pool # 888890, 6.50%, 10/1/2037	915		1,081

Pool # 929005, 6.00%, 1/1/2038	641		749

Pool # 890268, 6.50%, 10/1/2038	1,677		1,936

Pool # 995149, 6.50%, 10/1/2038	1,009		1,159

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # AL7521, 5.00%, 6/1/2039	580		647

Pool # AC3237, 5.00%, 10/1/2039	265		298

Pool # AB2025, 5.00%, 1/1/2040	1,377		1,548

Pool # AD6431, 4.50%, 6/1/2040	369		407

FNMA, 30 Year

Pool # 415460, 8.50%, 3/1/2027	6		6

Pool # 801357, 5.50%, 8/1/2034	73		81

FNMA, Other

Pool # AM8263, 2.42%, 4/1/2022	1,000		1,014

Pool # AQ9357, 2.50%, 1/1/2028	477		490

Pool # AL4012, 2.50%, 8/1/2028	980		1,006

Pool # MA1557, 3.00%, 8/1/2028	480		500

Pool # MA2344, 2.50%, 7/1/2030	1,150		1,180

Pool # BK4847, 2.50%, 4/1/2033	890		927

GNMA I, 15 Year

Pool # 782933, 6.50%, 10/15/2023	212		222

Pool # 783929, 4.00%, 5/15/2026	208		218

GNMA I, 30 Year

Pool # 780010, 9.50%, 3/15/2023	—	(f)	—	(f)

Pool # 403964, 9.00%, 9/15/2024	1		1

Pool # 780831, 9.50%, 12/15/2024	5		6

Pool # 780115, 8.50%, 4/15/2025	4		4

Pool # 780965, 9.50%, 12/15/2025	12		12

Pool # 423946, 9.00%, 10/15/2026	1		1

Pool # 687926, 6.50%, 9/15/2038	2,217		2,781

GNMA II

Pool # 8785, ARM, 3.88%, 5/20/2021 (e)	—	(f)	—	(f)

Pool # 8807, ARM, 3.25%, 7/20/2021 (e)	3		3

Pool # 8938, ARM, 4.00%, 3/20/2022 (e)	2		3

Pool # 8046, ARM, 3.25%, 9/20/2022 (e)	9		9

Pool # 8746, ARM, 3.13%, 11/20/2025 (e)	30		31

Pool # 8790, ARM, 4.00%, 1/20/2026 (e)	12		12

Pool # 80053, ARM, 4.00%, 3/20/2027 (e)	1		1

Pool # 80152, ARM, 4.00%, 1/20/2028 (e)	1		1

GNMA II, 15 Year

Pool # 5136, 4.00%, 8/20/2026	133		140

Pool # 5208, 3.00%, 10/20/2026 (g)	2,328		2,407

Pool # 5277, 3.50%, 1/20/2027	424		445

GNMA II, 30 Year

Pool # 1974, 8.50%, 3/20/2025	5		5

Pool # 1989, 8.50%, 4/20/2025	7		8

Pool # 2285, 8.00%, 9/20/2026	8		10

Pool # 2499, 8.00%, 10/20/2027	3		3

Pool # 2525, 8.00%, 12/20/2027	1		1

Pool # 2646, 7.50%, 9/20/2028	5		6

SEE NOTES TO FINANCIAL STATEMENTS.

312	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 4224, 7.00%, 8/20/2038	1,331	1,542

Pool # 4245, 6.00%, 9/20/2038	1,480	1,700

Pool # 4247, 7.00%, 9/20/2038	1,869	2,262

Total Mortgage-Backed Securities (Cost $153,363)		158,846

Commercial Mortgage-Backed Securities — 0.6%

BX Commercial Mortgage Trust Series 2020-BXLP, Class A, 2.46%, 12/15/2029 (b) (e)	8,145	8,149

Commercial Mortgage Trust

Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (b)	4,355	4,543

Series 2020-CBM, Class B, 3.10%, 2/10/2037 (b)	4,765	4,973

Total Commercial Mortgage-Backed Securities (Cost $17,538)		17,665

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.4%

Investment Companies — 1.4%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.44% (h) (i) (Cost $43,227)	43,227	43,227

	PRINCIPAL AMOUNT ($000)

U.S. Treasury Obligations — 0.0% (a)

U.S. Treasury Bills 1.52%, 4/23/2020 (j) (k) (Cost $1,450)	1,453	1,450

Total Short-Term Investments (Cost $44,677)		44,677

Total Investments — 99.7% (Cost $3,063,400)		3,120,442
Other Assets Less Liabilities — 0.3%		8,703

NET ASSETS — 100.0%		3,129,145

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 29, 2020.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of February 29, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2020.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 29, 2020.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 29, 2020.
(f)	Amount rounds to less than one thousand.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of February 29, 2020.
(j)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(k)	The rate shown is the effective yield as of February 29, 2020.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	313

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

Futures contracts outstanding as of February 29, 2020 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED (DEPRECIATION) ($)

Long Contracts

U.S. Treasury 2 Year Note	1,911	06/2020	USD	417,240	2,460

					2,460

Short Contracts

U.S. Treasury 5 Year Note	(677)	06/2020	USD	(83,096)	(943)

U.S. Treasury 10 Year Note	(213)	06/2020	USD	(28,695)	(445)

U.S. Treasury 10 Year Ultra Note	(118)	06/2020	USD	(17,730)	(330)

					(1,718)

					742

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

314	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 33.2%

Aerospace & Defense — 0.1%

Arconic, Inc.

5.13%, 10/1/2024	700	751

5.90%, 2/1/2027	555	633

Bombardier, Inc. (Canada)

6.00%, 10/15/2022 (a)	300	294

6.13%, 1/15/2023 (a)	695	696

BWX Technologies, Inc. 5.38%, 7/15/2026 (a)	185	194

Rockwell Collins, Inc. 3.10%, 11/15/2021	100	103

TransDigm, Inc.

6.50%, 7/15/2024	800	818

6.25%, 3/15/2026 (a)	700	741

Triumph Group, Inc.

6.25%, 9/15/2024 (a)	500	519

7.75%, 8/15/2025	385	381

		5,130

Air Freight & Logistics — 0.0% (b)

XPO Logistics, Inc.

6.13%, 9/1/2023 (a)	318	325

6.75%, 8/15/2024 (a)	623	657

		982

Airlines — 0.0% (b)

American Airlines Group, Inc. 5.00%, 6/1/2022 (a)	227	228

Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 10/29/2024	70	75

United Airlines Holdings, Inc.

5.00%, 2/1/2024	200	203

4.88%, 1/15/2025	465	467

		973

Auto Components — 0.3%

Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	870	750

Adient US LLC 7.00%, 5/15/2026 (a)	620	646

Allison Transmission, Inc.

5.00%, 10/1/2024 (a)	850	859

5.88%, 6/1/2029 (a)	465	504

American Axle & Manufacturing, Inc.

6.63%, 10/15/2022	486	488

6.25%, 4/1/2025	1,355	1,312

Dana Financing Luxembourg SARL 6.50%, 6/1/2026 (a)	1,510	1,593

Goodyear Tire & Rubber Co. (The) 5.13%, 11/15/2023	625	620

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Auto Components — continued

Icahn Enterprises LP

6.25%, 2/1/2022	250	254

6.75%, 2/1/2024	365	378

6.25%, 5/15/2026	620	636

Panther BF Aggregator 2 LP 6.25%, 5/15/2026 (a)	1,025	1,053

Toyota Industries Corp. (Japan) 3.11%, 3/12/2022 (a)	1,695	1,745

		10,838

Automobiles — 1.3%

BMW Finance NV (Germany) 2.25%, 8/12/2022 (a)	1,890	1,916

Daimler Finance North America LLC (Germany)

2.00%, 7/6/2021 (a)	1,500	1,506

3.40%, 2/22/2022 (a)	10,540	10,854

2.55%, 8/15/2022 (a)	5,710	5,809

3.35%, 2/22/2023 (a)	150	156

Hyundai Capital America

3.00%, 6/20/2022 (a)	4,680	4,795

2.85%, 11/1/2022 (a)	6,845	7,003

2.38%, 2/10/2023 (a)	4,375	4,423

Volkswagen Group of America Finance LLC (Germany)

2.70%, 9/26/2022 (a)	7,290	7,455

4.25%, 11/13/2023 (a)	1,605	1,739

2.85%, 9/26/2024 (a)	2,000	2,072

		47,728

Banks — 11.4%

ABN AMRO Bank NV (Netherlands)

2.45%, 6/4/2020 (a)	200	200

2.65%, 1/19/2021 (a)	200	202

3.40%, 8/27/2021 (a)	1,900	1,955

AIB Group plc (Ireland)

4.75%, 10/12/2023 (a)	2,000	2,177

(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (c)	1,520	1,625

ANZ New Zealand Int’l Ltd. (New Zealand)

2.75%, 1/22/2021 (a)	200	203

2.88%, 1/25/2022 (a)	870	892

1.90%, 2/13/2023 (a)	6,900	6,985

3.40%, 3/19/2024 (a)	560	602

ASB Bank Ltd. (New Zealand) 3.75%, 6/14/2023 (a)	1,750	1,876

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	315

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Banco Santander SA (Spain)

3.50%, 4/11/2022	7,000	7,268

3.85%, 4/12/2023	6,000	6,356

Bank of America Corp.

(ICE LIBOR USD 3 Month + 0.66%), 2.37%, 7/21/2021 (c)	650	652

(ICE LIBOR USD 3 Month + 0.65%), 2.60%, 6/25/2022 (c)	215	216

2.50%, 10/21/2022	360	366

(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (c)	4,820	4,944

(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (c)	6,000	6,161

(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (c)	340	352

(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (c)	3,590	3,680

(ICE LIBOR USD 3 Month + 0.64%), 2.01%, 2/13/2026 (c)	7,825	7,886

Bank of New Zealand (New Zealand)

3.50%, 2/20/2024 (a)	5,190	5,588

2.00%, 2/21/2025 (a)	5,170	5,241

Bank of Nova Scotia (The) (Canada) 2.00%, 11/15/2022	4,080	4,129

Banque Federative du Credit Mutuel SA (France)

2.70%, 7/20/2022 (a)	730	753

3.75%, 7/20/2023 (a)	15,790	16,955

Barclays Bank plc (United Kingdom)

2.65%, 1/11/2021	2,000	2,017

7.63%, 11/21/2022	370	412

Barclays plc (United Kingdom)

3.68%, 1/10/2023	11,858	12,230

(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023 (c)	6,115	6,419

BBVA USA

3.50%, 6/11/2021	1,750	1,794

2.88%, 6/29/2022	4,000	4,118

BNP Paribas SA (France)

2.95%, 5/23/2022 (a)	4,000	4,126

(ICE LIBOR USD 3 Month + 1.11%), 2.82%, 11/19/2025 (a) (c)	7,170	7,426

BNZ International Funding Ltd. (New Zealand)

2.90%, 2/21/2022 (a)	750	774

2.65%, 11/3/2022 (a)	1,500	1,551

3.38%, 3/1/2023 (a)	1,500	1,586

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (c)	15,825	16,151

Capital One Bank USA NA (SOFR + 0.62%), 2.01%, 1/27/2023 (c)	7,490	7,550

Capital One NA 2.15%, 9/6/2022	2,040	2,060

CIT Group, Inc.

5.00%, 8/1/2023	225	240

4.75%, 2/16/2024	235	250

Citibank NA

(ICE LIBOR USD 3 Month + 0.53%), 3.16%, 2/19/2022 (c)	835	847

(ICE LIBOR USD 3 Month + 0.60%), 2.84%, 5/20/2022 (c)	790	801

Citigroup, Inc.

2.75%, 4/25/2022	500	512

(SOFR + 0.87%), 2.31%, 11/4/2022 (c)	4,665	4,706

(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (c)	6,130	6,284

(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (c)	12,210	12,529

Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (c) (d) (e)	680	733

Citizens Bank NA 3.25%, 2/14/2022	565	583

Credit Agricole SA (France)

3.38%, 1/10/2022 (a)	15,000	15,454

3.75%, 4/24/2023 (a)	5,000	5,304

Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.80%, 6/9/2023	1,000	1,063

Danske Bank A/S (Denmark)

2.20%, 3/2/2020 (a)	285	285

5.00%, 1/12/2022 (a)	250	265

Discover Bank 3.10%, 6/4/2020	250	251

DNB Bank ASA (Norway) 2.15%, 12/2/2022 (a)	8,065	8,192

Fifth Third Bancorp

2.60%, 6/15/2022	100	103

2.38%, 1/28/2025	5,000	5,146

HSBC Bank plc (United Kingdom) 4.13%, 8/12/2020 (a)	380	384

HSBC Holdings plc (United Kingdom)

2.95%, 5/25/2021	200	203

(ICE LIBOR USD 3 Month + 0.65%), 2.54%, 9/11/2021 (c)	300	300

(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023 (c)	4,435	4,560

3.60%, 5/25/2023	4,000	4,235

SEE NOTES TO FINANCIAL STATEMENTS.

316	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

(ICE LIBOR USD 3 Month + 1.14%), 2.63%, 11/7/2025 (c)	2,730	2,789

Huntington Bancshares, Inc. 2.30%, 1/14/2022	633	639

Huntington National Bank (The) 3.13%, 4/1/2022	900	930

ING Groep NV (Netherlands) 3.55%, 4/9/2024	475	509

Lloyds Bank plc (United Kingdom)

3.30%, 5/7/2021	200	205

2.25%, 8/14/2022	1,890	1,917

Lloyds Banking Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (c)	2,000	2,048

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (c)	4,130	4,206

Mitsubishi UFJ Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 0.65%), 2.44%, 7/26/2021 (c)	85	86

3.54%, 7/26/2021	145	149

3.22%, 3/7/2022	10,825	11,190

2.62%, 7/18/2022	3,325	3,403

3.46%, 3/2/2023	4,000	4,207

2.19%, 2/25/2025	8,175	8,262

Mizuho Financial Group, Inc. (Japan)

2.95%, 2/28/2022	4,400	4,520

2.60%, 9/11/2022	5,000	5,140

(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023 (c)	6,040	6,206

MUFG Union Bank NA 3.15%, 4/1/2022	700	722

National Australia Bank Ltd. (Australia)

2.50%, 1/12/2021	500	504

3.70%, 11/4/2021	250	259

National Bank of Canada (Canada) 2.15%, 10/7/2022 (a)	3,155	3,198

Nordea Bank Abp (Finland) 2.50%, 9/17/2020 (a)	200	201

Royal Bank of Canada (Canada) 2.25%, 11/1/2024	4,500	4,607

Royal Bank of Scotland Group plc (United Kingdom)

6.13%, 12/15/2022	250	273

(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (c)	9,370	9,675

(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (c)	8,555	9,194

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Santander UK Group Holdings plc (United Kingdom)

3.13%, 1/8/2021	10,711	10,840

2.88%, 8/5/2021	2,000	2,033

Santander UK plc (United Kingdom)

2.13%, 11/3/2020	2,400	2,411

2.50%, 1/5/2021	385	388

3.40%, 6/1/2021	3,625	3,717

Skandinaviska Enskilda Banken AB (Sweden)

3.05%, 3/25/2022 (a)	1,960	2,016

2.20%, 12/12/2022 (a)	10,925	11,061

Societe Generale SA (France)

3.25%, 1/12/2022 (a) (f)	9,000	9,270

3.88%, 3/28/2024 (a)	1,000	1,072

2.63%, 1/22/2025 (a)	5,515	5,620

Standard Chartered plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.20%), 2.74%, 9/10/2022 (a) (c)	5,000	5,065

(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a) (c)	11,720	12,185

(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (c)	3,475	3,542

Sumitomo Mitsui Financial Group, Inc. (Japan)

2.85%, 1/11/2022	830	851

2.78%, 7/12/2022	8,000	8,250

2.78%, 10/18/2022	65	67

3.10%, 1/17/2023	4,075	4,252

2.70%, 7/16/2024	3,075	3,197

Truist Bank

2.80%, 5/17/2022	1,000	1,027

(ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022 (c)	2,594	2,664

Truist Financial Corp.

2.20%, 3/16/2023	2,210	2,259

2.50%, 8/1/2024	1,225	1,265

Wells Fargo & Co.

2.63%, 7/22/2022	500	512

3.07%, 1/24/2023	1,375	1,413

3.75%, 1/24/2024	5,000	5,377

(ICE LIBOR USD 3 Month + 0.83%), 2.41%, 10/30/2025 (c)	6,225	6,376

(ICE LIBOR USD 3 Month + 0.73%), 2.16%, 2/11/2026 (c)	5,080	5,141

Wells Fargo Bank NA

(ICE LIBOR USD 3 Month + 0.49%), 3.33%, 7/23/2021 (c)	2,000	2,013

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	317

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

(ICE LIBOR USD 3 Month + 0.61%), 2.90%, 5/27/2022 (c)	2,175	2,211

(ICE LIBOR USD 3 Month + 0.65%), 2.08%, 9/9/2022 (c)	4,385	4,419

		434,261

Beverages — 0.4%

Constellation Brands, Inc.

2.70%, 5/9/2022	50	51

2.65%, 11/7/2022	65	66

4.25%, 5/1/2023	7,640	8,179

Keurig Dr Pepper, Inc.

3.55%, 5/25/2021	270	276

4.06%, 5/25/2023	5,500	5,905

		14,477

Biotechnology — 0.6%

AbbVie, Inc.

2.30%, 11/21/2022 (a)	6,185	6,288

2.60%, 11/21/2024 (a)	17,445	18,028

		24,316

Building Products — 0.1%

Masonite International Corp. 5.38%, 2/1/2028 (a)	705	740

Standard Industries, Inc.

6.00%, 10/15/2025 (a)	700	732

4.75%, 1/15/2028 (a)	405	417

Summit Materials LLC

6.13%, 7/15/2023	50	50

5.13%, 6/1/2025 (a)	260	264

		2,203

Capital Markets — 2.8%

Credit Suisse AG (Switzerland) 2.10%, 11/12/2021	15,965	16,124

Credit Suisse Group AG (Switzerland)

3.57%, 1/9/2023 (a)	8,750	9,047

(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024 (a) (c)	250	268

Deutsche Bank AG (Germany)

3.15%, 1/22/2021	2,750	2,775

4.25%, 10/14/2021	1,100	1,135

3.95%, 2/27/2023	1,775	1,843

Goldman Sachs Group, Inc. (The)

2.35%, 11/15/2021	670	674

(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (c)	13,009	13,267

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued

Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (c) (d) (e)	755	742

3.63%, 1/22/2023	5,000	5,273

(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (c)	1,995	2,048

(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (c)	7,190	7,386

LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	120	124

Macquarie Bank Ltd. (Australia) 2.10%, 10/17/2022 (a)	3,210	3,275

Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023 (a) (c)	5,005	5,193

Morgan Stanley

2.75%, 5/19/2022	1,500	1,541

(SOFR + 0.83%), 2.41%, 6/10/2022 (c)	1,395	1,402

4.88%, 11/1/2022	5,000	5,410

3.13%, 1/23/2023	11,500	12,000

3.75%, 2/25/2023	4,000	4,257

(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (c)	1,885	2,002

MSCI, Inc. 5.38%, 5/15/2027 (a)	800	856

UBS AG (Switzerland) 2.45%, 12/1/2020 (a)	200	201

UBS Group AG (Switzerland)

2.65%, 2/1/2022 (a)	1,500	1,533

3.49%, 5/23/2023 (a)	4,054	4,214

(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (c)	5,035	5,158

		107,748

Chemicals — 0.2%

Air Liquide Finance SA (France) 1.75%, 9/27/2021 (a)	200	201

Ashland LLC 4.75%, 8/15/2022 (g)	54	56

Celanese US Holdings LLC 3.50%, 5/8/2024	290	308

CF Industries, Inc.

3.40%, 12/1/2021 (a)	92	95

5.15%, 3/15/2034	465	522

Chemours Co. (The) 7.00%, 5/15/2025 (f)	1,260	1,175

CVR Partners LP 9.25%, 6/15/2023 (a)	525	536

NOVA Chemicals Corp. (Canada)

4.88%, 6/1/2024 (a)	275	266

5.25%, 6/1/2027 (a)	1,030	979

OCI NV (Netherlands) 6.63%, 4/15/2023 (a)	450	466

Olin Corp. 5.63%, 8/1/2029	570	575

Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029 (a)	745	771

		5,950

SEE NOTES TO FINANCIAL STATEMENTS.

318	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Commercial Services & Supplies — 0.1%

ACCO Brands Corp. 5.25%, 12/15/2024 (a)	12	12

ADT Security Corp. (The) 4.13%, 6/15/2023	315	321

Aramark Services, Inc. 5.00%, 2/1/2028 (a)	1,140	1,190

Brambles USA, Inc. (Australia) 4.13%, 10/23/2025 (a)	240	267

Brink’s Co. (The) 4.63%, 10/15/2027 (a)	310	318

Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	475	496

Covanta Holding Corp. 6.00%, 1/1/2027	645	664

Nielsen Finance LLC 5.00%, 4/15/2022 (a)	1,120	1,115

Prime Security Services Borrower LLC 5.25%, 4/15/2024 (a)	730	756

		5,139

Communications Equipment — 0.1%

CommScope, Inc.

5.50%, 3/1/2024 (a)	130	132

5.50%, 6/15/2024 (a)	730	694

6.00%, 3/1/2026 (a)	2,590	2,658

Nokia OYJ (Finland) 4.38%, 6/12/2027	485	512

Plantronics, Inc. 5.50%, 5/31/2023 (a)	331	301

Telefonaktiebolaget LM Ericsson (Sweden) 4.13%, 5/15/2022	100	103

		4,400

Construction & Engineering — 0.0% (b)

AECOM 5.13%, 3/15/2027	490	506

MasTec, Inc. 4.88%, 3/15/2023	500	503

		1,009

Construction Materials — 0.0% (b)

Cemex SAB de CV (Mexico) 5.70%, 1/11/2025 (a)	1,700	1,721

Consumer Finance — 1.5%

AerCap Ireland Capital DAC (Ireland)

3.95%, 2/1/2022	4,726	4,883

3.50%, 5/26/2022	1,415	1,455

3.30%, 1/23/2023	8,730	9,016

4.88%, 1/16/2024	10	11

3.50%, 1/15/2025	155	162

Ally Financial, Inc.

5.13%, 9/30/2024	730	808

5.75%, 11/20/2025	915	1,033

American Express Co.

2.75%, 5/20/2022 (f)	1,460	1,496

3.40%, 2/27/2023	265	279

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued

(ICE LIBOR USD 3 Month + 0.75%), 2.51%, 8/3/2023 (c)	35	35

3.70%, 8/3/2023	35	38

American Honda Finance Corp. 2.05%, 1/10/2023	1,755	1,782

Avolon Holdings Funding Ltd. (Ireland)

3.63%, 5/1/2022 (a)	4,500	4,606

5.25%, 5/15/2024 (a)	8,786	9,593

3.95%, 7/1/2024 (a)	1,305	1,358

2.88%, 2/15/2025 (a)	3,670	3,666

Capital One Financial Corp. 3.90%, 1/29/2024	2,405	2,575

Caterpillar Financial Services Corp.

1.90%, 9/6/2022	1,865	1,886

2.85%, 5/17/2024	480	504

Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	140	119

Ford Motor Credit Co. LLC 4.27%, 1/9/2027	920	912

Global Aircraft Leasing Co. Ltd. (Cayman Islands)

6.50% (cash), 9/15/2024 (a) (h)	1,085	1,065

John Deere Capital Corp. 2.60%, 3/7/2024	1,380	1,442

Navient Corp.

6.13%, 3/25/2024	1,000	1,033

5.00%, 3/15/2027	175	169

Park Aerospace Holdings Ltd. (Ireland) 5.25%, 8/15/2022 (a)	6,460	6,873

Springleaf Finance Corp.

7.75%, 10/1/2021	205	218

6.13%, 5/15/2022	740	780

7.13%, 3/15/2026	1,180	1,310

		59,107

Containers & Packaging — 0.3%

Ardagh Packaging Finance plc

6.00%, 2/15/2025 (a)	1,400	1,459

5.25%, 8/15/2027 (a)	1,205	1,225

Ball Corp. 5.25%, 7/1/2025	555	614

Berry Global, Inc.

5.13%, 7/15/2023	500	500

4.88%, 7/15/2026 (a)	745	758

Crown Americas LLC 4.75%, 2/1/2026	355	366

Graphic Packaging International LLC 4.75%, 7/15/2027 (a)	350	382

LABL Escrow Issuer LLC 6.75%, 7/15/2026 (a)	1,900	1,991

Mauser Packaging Solutions Holding Co.

5.50%, 4/15/2024 (a)	750	742

7.25%, 4/15/2025 (a)	815	790

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	319

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Containers & Packaging — continued

OI European Group BV 4.00%, 3/15/2023 (a)	12	12

Owens-Brockway Glass Container, Inc. 5.88%, 8/15/2023 (a)	400	423

Reynolds Group Issuer, Inc. (ICE LIBOR USD 3 Month + 3.50%), 5.33%, 7/15/2021 (a) (c)	200	199

Sealed Air Corp. 5.13%, 12/1/2024 (a)	345	370

Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (g)	990	1,026

		10,857

Distributors — 0.0% (b)

Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	350	369

Wolverine Escrow LLC 9.00%, 11/15/2026 (a)	976	973

		1,342

Diversified Consumer Services — 0.0% (b)

Service Corp. International 4.63%, 12/15/2027	1,275	1,336

Diversified Financial Services — 0.4%

AIG Global Funding

2.70%, 12/15/2021 (a)	748	762

2.30%, 7/1/2022 (a)	985	997

CK Hutchison International Ltd. (United Kingdom) 2.88%, 4/5/2022 (a)	9,735	9,993

CNG Holdings, Inc. 12.50%, 6/15/2024 (a)	160	151

GTP Acquisition Partners I LLC 2.35%, 6/15/2020 (a)	600	603

MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	525	488

Refinitiv US Holdings, Inc.

6.25%, 5/15/2026 (a)	450	485

8.25%, 11/15/2026 (a)	325	358

		13,837

Diversified Telecommunication Services — 0.7%

Altice France SA (France) 7.38%, 5/1/2026 (a)	1,725	1,809

AT&T, Inc. 3.40%, 5/15/2025	220	235

CCO Holdings LLC

4.00%, 3/1/2023 (a)	200	202

5.88%, 4/1/2024 (a)	850	873

5.13%, 5/1/2027 (a)	3,605	3,748

5.00%, 2/1/2028 (a)	3,885	4,041

CenturyLink, Inc.

Series V, 5.63%, 4/1/2020	130	130

Series T, 5.80%, 3/15/2022	545	572

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued

Series W, 6.75%, 12/1/2023	245	269

Series Y, 7.50%, 4/1/2024	575	645

5.63%, 4/1/2025	975	1,016

5.13%, 12/15/2026 (a)	800	806

Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	270	284

Frontier Communications Corp. 8.00%, 4/1/2027 (a)	1,400	1,452

Intelsat Jackson Holdings SA (Luxembourg)

5.50%, 8/1/2023	1,590	1,368

8.00%, 2/15/2024 (a)	767	786

Level 3 Financing, Inc.

5.63%, 2/1/2023	210	211

5.13%, 5/1/2023	100	100

5.38%, 5/1/2025	780	796

Sprint Capital Corp. 8.75%, 3/15/2032	2,215	3,079

Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	1,255	1,455

Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	550	587

Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	1,275	1,308

		25,772

Electric Utilities — 1.2%

American Electric Power Co., Inc. Series I, 3.65%, 12/1/2021	145	151

American Transmission Systems, Inc. 5.25%, 1/15/2022 (a)	200	213

Ausgrid Finance Pty. Ltd. (Australia) 3.85%, 5/1/2023 (a)	6,087	6,408

Edison International

2.40%, 9/15/2022	6,000	6,084

3.13%, 11/15/2022	1,760	1,814

2.95%, 3/15/2023	5,410	5,541

Emera US Finance LP (Canada) 2.70%, 6/15/2021	2,575	2,615

Eskom Holdings SOC Ltd. (South Africa) 5.75%, 1/26/2021 (i)	1,800	1,802

Evergy, Inc. 2.45%, 9/15/2024	1,300	1,338

Exelon Corp. 3.50%, 6/1/2022 (g)	375	389

FirstEnergy Corp. 2.05%, 3/1/2025	3,390	3,437

Florida Power & Light Co. (ICE LIBOR USD 3 Month + 0.40%), 2.14%, 5/6/2022 (c)	1,070	1,069

Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	20	21

Instituto Costarricense de Electricidad (Costa Rica) 6.95%, 11/10/2021 (i)	1,500	1,554

SEE NOTES TO FINANCIAL STATEMENTS.

320	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

ITC Holdings Corp. 2.70%, 11/15/2022	5,805	5,988

Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	230	259

LG&E & KU Energy LLC 3.75%, 11/15/2020	122	123

NextEra Energy Capital Holdings, Inc.

2.40%, 9/1/2021	3,145	3,193

2.90%, 4/1/2022	600	617

NextEra Energy Operating Partners LP 4.25%, 7/15/2024 (a)	153	156

PNM Resources, Inc. 3.25%, 3/9/2021	69	70

Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	337	349

Vistra Operations Co. LLC 5.00%, 7/31/2027 (a)	1,310	1,323

		44,514

Electronic Equipment, Instruments & Components — 0.1%

Anixter, Inc. 6.00%, 12/1/2025	470	503

CDW LLC

5.50%, 12/1/2024	500	550

4.25%, 4/1/2028	830	841

		1,894

Energy Equipment & Services — 0.4%

Archrock Partners LP 6.88%, 4/1/2027 (a)	555	564

Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	10,470	10,705

Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	745	684

Nabors Industries, Inc. 4.63%, 9/15/2021	58	58

Precision Drilling Corp. (Canada)

6.50%, 12/15/2021	74	73

5.25%, 11/15/2024	632	559

Schlumberger Holdings Corp.

3.75%, 5/1/2024 (a)	220	235

3.90%, 5/17/2028 (a)	77	83

Transocean Guardian Ltd. 5.88%, 1/15/2024 (a)	605	599

Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	155	157

Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	210	212

		13,929

Entertainment — 0.1%

AMC Entertainment Holdings, Inc. 5.75%, 6/15/2025	515	413

Live Nation Entertainment, Inc.

4.88%, 11/1/2024 (a)	740	755

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Entertainment — continued

4.75%, 10/15/2027 (a)	10	10

Netflix, Inc.

4.88%, 4/15/2028	685	721

5.88%, 11/15/2028	1,335	1,501

4.88%, 6/15/2030 (a)	165	174

		3,574

Equity Real Estate Investment Trusts (REITs) — 0.9%

American Tower Corp.

3.30%, 2/15/2021	1,500	1,519

3.50%, 1/31/2023	5,305	5,585

3.00%, 6/15/2023	110	115

2.40%, 3/15/2025	2,640	2,710

2.75%, 1/15/2027	3,000	3,094

Brookfield Property REIT, Inc. 5.75%, 5/15/2026 (a)	590	583

Crown Castle International Corp. 4.88%, 4/15/2022	100	106

ESH Hospitality, Inc.

5.25%, 5/1/2025 (a)	985	991

4.63%, 10/1/2027 (a)	440	429

HAT Holdings I LLC 5.25%, 7/15/2024 (a)	175	183

Iron Mountain, Inc.

5.75%, 8/15/2024	349	352

4.88%, 9/15/2027 (a)	725	734

4.88%, 9/15/2029 (a)	435	431

MGM Growth Properties Operating Partnership LP 5.75%, 2/1/2027	1,065	1,166

Ryman Hospitality Properties, Inc. 4.75%, 10/15/2027 (a)	960	973

SBA Communications Corp.

4.00%, 10/1/2022	200	202

4.88%, 9/1/2024	580	596

Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	6,294	6,725

Ventas Realty LP 3.50%, 4/15/2024	710	759

VICI Properties LP

3.50%, 2/15/2025 (a)	100	100

4.25%, 12/1/2026 (a)	855	863

3.75%, 2/15/2027 (a)	430	427

4.13%, 8/15/2030 (a)	610	611

WEA Finance LLC (France) 2.88%, 1/15/2027 (a)	3,110	3,212

Welltower, Inc. 3.63%, 3/15/2024	2,325	2,503

		34,969

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	321

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Food & Staples Retailing — 0.1%

Albertsons Cos., Inc.

3.50%, 2/15/2023 (a)	135	135

6.63%, 6/15/2024	605	622

4.63%, 1/15/2027 (a)	270	266

5.88%, 2/15/2028 (a)	350	364

4.88%, 2/15/2030 (a)	190	190

Rite Aid Corp.

6.13%, 4/1/2023 (a)	1,305	1,196

7.50%, 7/1/2025 (a)	530	528

Safeway, Inc. 3.95%, 8/15/2020	475	472

		3,773

Food Products — 0.1%

Bunge Ltd. Finance Corp. 3.00%, 9/25/2022	100	103

Campbell Soup Co. 3.65%, 3/15/2023	1,018	1,073

JBS USA LUX SA 5.88%, 7/15/2024 (a)	625	636

Lamb Weston Holdings, Inc. 4.88%, 11/1/2026 (a)	750	778

Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (a)	400	408

Post Holdings, Inc.

5.00%, 8/15/2026 (a)	525	536

5.75%, 3/1/2027 (a)	525	546

5.50%, 12/15/2029 (a)	705	732

4.63%, 4/15/2030 (a)	189	186

		4,998

Gas Utilities — 0.1%

AmeriGas Partners LP

5.63%, 5/20/2024	580	603

5.50%, 5/20/2025	455	463

Dominion Energy Gas Holdings LLC Series A, 2.50%, 11/15/2024	3,590	3,702

		4,768

Health Care Equipment & Supplies — 0.1%

Becton Dickinson and Co. (ICE LIBOR USD 3 Month + 0.88%), 2.84%, 12/29/2020 (c)	149	149

Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	735	761

Hologic, Inc. 4.38%, 10/15/2025 (a)	610	621

Teleflex, Inc. 4.63%, 11/15/2027	565	593

		2,124

Health Care Providers & Services — 1.2%

Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	350	353

Aetna, Inc.

2.75%, 11/15/2022	223	228

2.80%, 6/15/2023	60	62

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued

Anthem, Inc. 2.95%, 12/1/2022	75	77

Centene Corp.

4.75%, 5/15/2022	125	126

6.13%, 2/15/2024	125	129

5.38%, 6/1/2026 (a)	1,195	1,258

4.25%, 12/15/2027 (a)	900	926

3.38%, 2/15/2030 (a)	995	995

Cigna Corp. 3.20%, 9/17/2020	255	257

Community Health Systems, Inc.

6.25%, 3/31/2023	510	511

8.63%, 1/15/2024 (a)	825	862

CVS Health Corp.

3.70%, 3/9/2023	15,700	16,593

4.10%, 3/25/2025	68	75

DaVita, Inc.

5.13%, 7/15/2024	295	299

5.00%, 5/1/2025	1,735	1,760

Encompass Health Corp.

5.13%, 3/15/2023	250	251

4.50%, 2/1/2028	980	991

HCA Healthcare, Inc. 6.25%, 2/15/2021	245	254

HCA, Inc.

5.88%, 5/1/2023	485	530

5.38%, 2/1/2025	200	221

5.88%, 2/15/2026	2,065	2,331

5.38%, 9/1/2026	785	873

5.88%, 2/1/2029	3,140	3,622

Laboratory Corp. of America Holdings 2.30%, 12/1/2024	5,740	5,881

Tenet Healthcare Corp.

8.13%, 4/1/2022	560	607

4.88%, 1/1/2026 (a)	2,640	2,690

6.25%, 2/1/2027 (a)	2,135	2,236

		44,998

Health Care Technology — 0.0% (b)

IQVIA, Inc. 5.00%, 5/15/2027 (a)	800	827

Hotels, Restaurants & Leisure — 0.5%

1011778 BC ULC (Canada)

4.25%, 5/15/2024 (a)	625	625

5.00%, 10/15/2025 (a)	360	362

Boyd Gaming Corp. 6.00%, 8/15/2026	125	128

Caesars Resort Collection LLC 5.25%, 10/15/2025 (a)	755	741

CCM Merger, Inc. 6.00%, 3/15/2022 (a)	628	634

SEE NOTES TO FINANCIAL STATEMENTS.

322	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Hotels, Restaurants & Leisure — continued

Cedar Fair LP

5.38%, 6/1/2024	260	265

5.25%, 7/15/2029 (a)	345	345

Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	271	274

Enterprise Development Authority (The) 12.00%, 7/15/2024 (a)	355	406

Hilton Domestic Operating Co., Inc. 5.13%, 5/1/2026	1,050	1,078

Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	321	343

Hilton Worldwide Finance LLC 4.88%, 4/1/2027	600	614

International Game Technology plc

6.25%, 2/15/2022 (a)	600	617

6.25%, 1/15/2027 (a)	440	465

KFC Holding Co. 4.75%, 6/1/2027 (a)	715	731

Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026	575	618

MGM Resorts International

5.75%, 6/15/2025	2,680	2,934

4.63%, 9/1/2026	43	45

5.50%, 4/15/2027	500	540

Sabre GLBL, Inc. 5.38%, 4/15/2023 (a)	1,100	1,100

Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	619	621

Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	1,175	1,160

Stars Group Holdings BV (Canada) 7.00%, 7/15/2026 (a)	570	613

Station Casinos LLC 5.00%, 10/1/2025 (a)	470	472

Wyndham Destinations, Inc.

3.90%, 3/1/2023	285	285

5.40%, 4/1/2024 (g)	70	75

Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	1,460	1,433

Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	1,095	1,058

		18,582

Household Durables — 0.2%

Lennar Corp.

4.88%, 12/15/2023	150	160

5.25%, 6/1/2026	965	1,063

Meritage Homes Corp. 6.00%, 6/1/2025	455	511

Newell Brands, Inc. 4.20%, 4/1/2026 (g)	2,000	2,082

PulteGroup, Inc. 5.50%, 3/1/2026	335	369

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Household Durables — continued

Tempur Sealy International, Inc.

5.63%, 10/15/2023	625	636

5.50%, 6/15/2026	1,200	1,256

		6,077

Household Products — 0.1%

Central Garden & Pet Co. 5.13%, 2/1/2028	720	751

Energizer Holdings, Inc.

5.50%, 6/15/2025 (a)	500	507

7.75%, 1/15/2027 (a)	845	917

Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (a)	1,900	1,938

Spectrum Brands, Inc.

5.75%, 7/15/2025	750	769

5.00%, 10/1/2029 (a)	660	681

		5,563

Independent Power and Renewable Electricity Producers — 0.1%

AES Corp.

5.50%, 4/15/2025	1,085	1,110

6.00%, 5/15/2026	565	581

Calpine Corp. 5.50%, 2/1/2024	190	187

Exelon Generation Co. LLC 3.40%, 3/15/2022	380	392

NRG Energy, Inc. 7.25%, 5/15/2026	750	795

		3,065

Insurance — 0.7%

Athene Global Funding 3.00%, 7/1/2022 (a)	5,165	5,339

Jackson National Life Global Funding

2.25%, 4/29/2021 (a)	115	116

3.30%, 6/11/2021 (a)	250	256

3.30%, 2/1/2022 (a)	970	1,003

MassMutual Global Funding II 2.25%, 7/1/2022 (a)	1,380	1,405

Protective Life Global Funding

2.16%, 9/25/2020 (a)	150	150

(ICE LIBOR USD 3 Month + 0.52%), 2.48%, 6/28/2021 (a) (c)	150	151

3.40%, 6/28/2021 (a)	1,500	1,539

2.00%, 9/14/2021 (a)	2,200	2,218

Reliance Standard Life Global Funding II

2.63%, 7/22/2022 (a)	2,415	2,482

2.15%, 1/21/2023 (a)	4,505	4,589

3.85%, 9/19/2023 (a)	45	49

2.50%, 10/30/2024 (a)	6,190	6,396

Suncorp-Metway Ltd. (Australia) 2.38%, 11/9/2020 (a)	105	105

		25,798

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	323

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

IT Services — 0.1%

Exela Intermediate LLC 10.00%, 7/15/2023 (a)	104	35

International Business Machines Corp. 2.85%, 5/13/2022	2,150	2,216

Zayo Group LLC

6.00%, 4/1/2023	100	102

5.75%, 1/15/2027 (a)	1,175	1,202

		3,555

Leisure Products — 0.0% (b)

Mattel, Inc. 6.75%, 12/31/2025 (a)	1,640	1,724

Life Sciences Tools & Services — 0.0% (b)

Avantor, Inc. 6.00%, 10/1/2024 (a)	1,115	1,170

Machinery — 0.0% (b)

ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023 (a)	250	254

Colfax Corp.

6.00%, 2/15/2024 (a)	353	366

6.38%, 2/15/2026 (a)	9	10

Tennant Co. 5.63%, 5/1/2025	500	520

		1,150

Media — 0.8%

Altice Financing SA (Luxembourg) 7.50%, 5/15/2026 (a)	955	1,005

Altice Luxembourg SA (Luxembourg) 7.63%, 2/15/2025 (a)	200	208

AMC Networks, Inc. 5.00%, 4/1/2024	815	819

Cablevision Systems Corp. 5.88%, 9/15/2022	450	473

Cinemark USA, Inc. 4.88%, 6/1/2023	739	736

Clear Channel Worldwide Holdings, Inc.

9.25%, 2/15/2024 (a)	1,159	1,231

5.13%, 8/15/2027 (a)	1,200	1,203

CSC Holdings LLC

5.25%, 6/1/2024	935	1,011

10.88%, 10/15/2025 (a)	200	220

6.50%, 2/1/2029 (a)	2,225	2,450

Diamond Sports Group LLC

5.38%, 8/15/2026 (a)	820	756

6.63%, 8/15/2027 (a) (f)	485	393

DISH DBS Corp.

5.13%, 5/1/2020	200	200

6.75%, 6/1/2021	250	259

5.00%, 3/15/2023	250	252

5.88%, 11/15/2024	1,774	1,820

7.75%, 7/1/2026	2,460	2,643

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued

Entercom Media Corp.

7.25%, 11/1/2024 (a) (f)	900	944

6.50%, 5/1/2027 (a)	177	185

Gray Television, Inc.

5.13%, 10/15/2024 (a)	250	256

7.00%, 5/15/2027 (a)	385	418

iHeartCommunications, Inc. 6.38%, 5/1/2026	800	860

Interpublic Group of Cos., Inc. (The)

3.50%, 10/1/2020	65	65

3.75%, 10/1/2021	90	93

Lamar Media Corp.

5.75%, 2/1/2026	350	364

3.75%, 2/15/2028 (a)	120	120

4.00%, 2/15/2030 (a)	85	85

Meredith Corp. 6.88%, 2/1/2026	1,135	1,138

Nexstar Broadcasting, Inc.

5.63%, 8/1/2024 (a)	300	309

5.63%, 7/15/2027 (a)	655	678

Sinclair Television Group, Inc. 5.13%, 2/15/2027 (a)	610	605

Sirius XM Radio, Inc.

4.63%, 7/15/2024 (a)	1,265	1,304

5.38%, 7/15/2026 (a)	1,705	1,764

TEGNA, Inc.

4.88%, 9/15/2021 (a)	200	200

5.50%, 9/15/2024 (a)	500	513

4.63%, 3/15/2028 (a)	235	229

UPC Holding BV (Netherlands) 5.50%, 1/15/2028 (a)	1,010	1,024

ViacomCBS, Inc. (ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (c)	550	582

Videotron Ltd. (Canada)

5.38%, 6/15/2024 (a)	600	640

5.13%, 4/15/2027 (a)	1,185	1,243

		29,298

Metals & Mining — 0.2%

Alcoa Nederland Holding BV

6.75%, 9/30/2024 (a)	200	205

7.00%, 9/30/2026 (a)	1,375	1,454

Allegheny Technologies, Inc. 7.88%, 8/15/2023 (g)	55	59

Big River Steel LLC 7.25%, 9/1/2025 (a)	25	25

Commercial Metals Co. 4.88%, 5/15/2023	155	160

Constellium SE 5.75%, 5/15/2024 (a)	250	255

SEE NOTES TO FINANCIAL STATEMENTS.

324	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Metals & Mining — continued

FMG Resources August 2006 Pty. Ltd. (Australia)

4.75%, 5/15/2022 (a)	215	219

4.50%, 9/15/2027 (a)	450	435

Freeport-McMoRan, Inc.

3.88%, 3/15/2023	1,040	1,046

4.55%, 11/14/2024	430	435

4.13%, 3/1/2028	407	386

5.45%, 3/15/2043	520	504

Hudbay Minerals, Inc. (Canada) 7.25%, 1/15/2023 (a)	50	50

Novelis Corp.

5.88%, 9/30/2026 (a)	350	362

4.75%, 1/30/2030 (a)	280	275

Steel Dynamics, Inc. 5.25%, 4/15/2023	80	81

		5,951

Multi-Utilities — 0.2%

Ameren Corp.

2.70%, 11/15/2020	573	576

2.50%, 9/15/2024	880	906

CenterPoint Energy, Inc. 2.50%, 9/1/2024	1,685	1,740

Dominion Energy, Inc.

4.10%, 4/1/2021 (g)	1,250	1,283

2.72%, 8/15/2021 (g)	1,150	1,169

NiSource, Inc. 2.65%, 11/17/2022	10	10

Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	75	77

Sempra Energy

2.40%, 3/15/2020	350	350

(ICE LIBOR USD 3 Month + 0.45%), 2.34%, 3/15/2021 (c)	195	196

WEC Energy Group, Inc. 3.38%, 6/15/2021	100	102

		6,409

Oil, Gas & Consumable Fuels — 1.8%

Antero Resources Corp. 5.13%, 12/1/2022	1,377	857

APT Pipelines Ltd. (Australia) 3.88%, 10/11/2022 (a)	10,128	10,599

Blue Racer Midstream LLC 6.13%, 11/15/2022 (a)	1,730	1,582

Buckeye Partners LP

4.13%, 3/1/2025 (a)	285	285

3.95%, 12/1/2026	1,205	1,145

4.50%, 3/1/2028 (a)	285	276

Callon Petroleum Co.

6.25%, 4/15/2023 (f)	108	91

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

6.13%, 10/1/2024	78	62

Canadian Natural Resources Ltd. (Canada) 2.95%, 1/15/2023	340	351

Cheniere Energy Partners LP 5.25%, 10/1/2025	1,205	1,208

Chesapeake Energy Corp. 11.50%, 1/1/2025 (a)	37	22

Comstock Resources, Inc. 9.75%, 8/15/2026	276	231

Concho Resources, Inc. 4.38%, 1/15/2025	1,977	2,041

Crestwood Midstream Partners LP 6.25%, 4/1/2023 (g)	930	884

DCP Midstream Operating LP 3.88%, 3/15/2023	785	781

Delek Logistics Partners LP 6.75%, 5/15/2025	70	71

Denbury Resources, Inc. 9.00%, 5/15/2021 (a)	315	276

Diamondback Energy, Inc. 5.38%, 5/31/2025	6,000	6,265

Enbridge, Inc. (Canada)

2.90%, 7/15/2022	75	77

2.50%, 1/15/2025	5,900	6,028

Energen Corp. 4.63%, 9/1/2021	6,823	7,037

EnLink Midstream Partners LP 4.40%, 4/1/2024	1,085	990

EP Energy LLC 7.75%, 5/15/2026 (a) (j)	145	86

Genesis Energy LP 7.75%, 2/1/2028	247	215

Gulfport Energy Corp.

6.63%, 5/1/2023 (f)	660	345

6.00%, 10/15/2024	1,080	359

Hilcorp Energy I LP 5.00%, 12/1/2024 (a)	132	104

Martin Midstream Partners LP 7.25%, 2/15/2021	150	139

Matador Resources Co. 5.88%, 9/15/2026	40	36

MEG Energy Corp. (Canada)

6.50%, 1/15/2025 (a)	1,007	992

7.13%, 2/1/2027 (a)	378	359

Murphy Oil Corp. 5.75%, 8/15/2025	365	354

NuStar Logistics LP

4.80%, 9/1/2020	100	101

6.75%, 2/1/2021	50	51

6.00%, 6/1/2026	470	491

Oasis Petroleum, Inc.

6.88%, 3/15/2022	879	690

6.88%, 1/15/2023 (f)	125	97

6.25%, 5/1/2026 (a)	505	310

Occidental Petroleum Corp.

2.60%, 8/13/2021	1,495	1,514

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	325

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

2.70%, 8/15/2022	930	948

2.90%, 8/15/2024	2,000	2,027

ONEOK, Inc. 2.75%, 9/1/2024	3,370	3,469

Parsley Energy LLC

6.25%, 6/1/2024 (a)	700	733

5.25%, 8/15/2025 (a)	430	426

PBF Holding Co. LLC 6.00%, 2/15/2028 (a)	590	583

PBF Logistics LP 6.88%, 5/15/2023	75	77

Peabody Energy Corp. 6.00%, 3/31/2022 (a)	60	51

QEP Resources, Inc. 5.25%, 5/1/2023	620	549

Range Resources Corp. 5.00%, 3/15/2023 (f)	1,000	725

SM Energy Co.

6.13%, 11/15/2022	625	562

6.63%, 1/15/2027 (f)	685	531

Southwestern Energy Co. 6.20%, 1/23/2025 (g)	1,170	866

Summit Midstream Holdings LLC 5.50%, 8/15/2022	105	90

Sunoco LP

4.88%, 1/15/2023	85	85

5.50%, 2/15/2026	240	243

Tallgrass Energy Partners LP 4.75%, 10/1/2023 (a)	610	586

Targa Resources Partners LP

5.25%, 5/1/2023	955	953

5.88%, 4/15/2026	1,285	1,323

6.88%, 1/15/2029	1,180	1,273

TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	314	319

Total Capital International SA (France) 2.43%, 1/10/2025	1,500	1,556

Ultra Resources, Inc. 11.00% (Blend (cash 9.00% + PIK 2.00%)), 7/12/2024 (h)	184	22

W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	134	119

Whiting Petroleum Corp.

5.75%, 3/15/2021	585	336

6.63%, 1/15/2026	635	232

WPX Energy, Inc.

5.25%, 9/15/2024	750	754

5.75%, 6/1/2026	500	496

		67,336

Paper & Forest Products — 0.0% (b)

Clearwater Paper Corp. 4.50%, 2/1/2023	250	251

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Personal Products — 0.0% (b)

Edgewell Personal Care Co. 4.70%, 5/24/2022	475	486

Prestige Brands, Inc. 6.38%, 3/1/2024 (a)	595	614

		1,100

Pharmaceuticals — 0.6%

Allergan Funding SCS 3.45%, 3/15/2022	300	311

Bausch Health Americas, Inc.

9.25%, 4/1/2026 (a)	3,465	3,871

8.50%, 1/31/2027 (a)	50	55

Bausch Health Cos., Inc.

5.88%, 5/15/2023 (a)	56	56

7.00%, 3/15/2024 (a)	130	134

6.13%, 4/15/2025 (a)	725	740

5.50%, 11/1/2025 (a)	2,260	2,327

7.00%, 1/15/2028 (a)	27	29

5.00%, 1/30/2028 (a)	224	221

5.25%, 1/30/2030 (a)	228	225

Elanco Animal Health, Inc. 5.65%, 8/28/2028 (g)	650	745

EMD Finance LLC (Germany)

2.40%, 3/19/2020 (a)	150	150

2.95%, 3/19/2022 (a)	150	154

Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	1,290	1,362

Shire Acquisitions Investments Ireland DAC

2.40%, 9/23/2021	1,100	1,114

2.88%, 9/23/2023	9,068	9,413

Zoetis, Inc.

(ICE LIBOR USD 3 Month + 0.44%), 2.13%, 8/20/2021 (c)	185	185

3.25%, 8/20/2021	240	247

		21,339

Professional Services — 0.0% (b)

AMN Healthcare, Inc. 5.13%, 10/1/2024 (a)	175	179

Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026 (a)	400	427

		606

Real Estate Management & Development — 0.1%

China Evergrande Group (China) 8.75%, 6/28/2025 (i)	2,100	1,743

Howard Hughes Corp. (The) 5.38%, 3/15/2025 (a)	670	684

		2,427

SEE NOTES TO FINANCIAL STATEMENTS.

326	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Road & Rail — 0.1%

Avis Budget Car Rental LLC

6.38%, 4/1/2024 (a)	369	371

5.25%, 3/15/2025 (a)	500	504

5.75%, 7/15/2027 (a)	580	580

Hertz Corp. (The)

7.63%, 6/1/2022 (a)	138	139

5.50%, 10/15/2024 (a)	1,820	1,742

JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	400	445

Ryder System, Inc. 3.50%, 6/1/2021	15	15

		3,796

Semiconductors & Semiconductor Equipment — 0.1%

Analog Devices, Inc. 2.50%, 12/5/2021	75	76

Qorvo, Inc. 5.50%, 7/15/2026	365	377

Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (a)	1,620	1,694

		2,147

Software — 0.0% (b)

CDK Global, Inc. 4.88%, 6/1/2027	730	752

SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	705	742

		1,494

Specialty Retail — 0.2%

Group 1 Automotive, Inc. 5.25%, 12/15/2023 (a)	375	379

L Brands, Inc.

5.63%, 10/15/2023	825	889

6.88%, 11/1/2035	500	507

Penske Automotive Group, Inc. 5.50%, 5/15/2026	935	970

PetSmart, Inc.

7.13%, 3/15/2023 (a)	915	894

5.88%, 6/1/2025 (a)	1,220	1,228

Staples, Inc.

7.50%, 4/15/2026 (a)	1,670	1,659

10.75%, 4/15/2027 (a)	830	795

		7,321

Technology Hardware, Storage & Peripherals — 0.1%

EMC Corp. 3.38%, 6/1/2023	1,720	1,724

NCR Corp.

6.38%, 12/15/2023	450	458

5.75%, 9/1/2027 (a)	970	1,021

Western Digital Corp. 4.75%, 2/15/2026	605	625

Xerox Corp. 4.12%, 3/15/2023 (g)	165	168

		3,996

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Textiles, Apparel & Luxury Goods — 0.0% (b)

Hanesbrands, Inc. 4.63%, 5/15/2024 (a)	250	261

William Carter Co. (The) 5.63%, 3/15/2027 (a)	370	394

		655

Thrifts & Mortgage Finance — 0.8%

BPCE SA (France)

3.00%, 5/22/2022 (a)	8,426	8,649

2.75%, 1/11/2023 (a)	5,420	5,594

(ICE LIBOR USD 3 Month + 1.24%), 3.13%, 9/12/2023 (a) (c)	250	255

2.38%, 1/14/2025 (a)	3,855	3,912

Ladder Capital Finance Holdings LLLP 5.25%, 3/15/2022 (a)	210	214

Nationstar Mortgage Holdings, Inc. 8.13%, 7/15/2023 (a)	125	130

Nationwide Building Society (United Kingdom)

2.00%, 1/27/2023 (a)	5,200	5,263

(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023 (a) (c)	5,375	5,587

(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 3/8/2024 (a) (c)	1,000	1,047

Radian Group, Inc. 4.50%, 10/1/2024	335	354

		31,005

Tobacco — 0.7%

BAT Capital Corp. (United Kingdom)

2.76%, 8/15/2022	7,220	7,394

2.79%, 9/6/2024	9,615	9,886

Imperial Brands Finance plc (United Kingdom)

2.95%, 7/21/2020 (a)	200	201

3.75%, 7/21/2022 (a)	1,500	1,567

3.13%, 7/26/2024 (a)	8,410	8,687

Reynolds American, Inc. (United Kingdom) 4.00%, 6/12/2022	150	157

		27,892

Trading Companies & Distributors — 0.7%

Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	145	112

Air Lease Corp.

3.50%, 1/15/2022	1,500	1,542

3.75%, 2/1/2022	419	431

2.63%, 7/1/2022	485	491

2.25%, 1/15/2023	5,811	5,855

2.75%, 1/15/2023	9,004	9,151

3.88%, 7/3/2023	3,000	3,164

3.00%, 9/15/2023	810	835

4.25%, 2/1/2024	1,000	1,078

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	327

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Trading Companies & Distributors — continued

Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	600	579

Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	1,070	1,110

United Rentals North America, Inc.

6.50%, 12/15/2026	1,285	1,370

3.88%, 11/15/2027	500	505

4.88%, 1/15/2028	1,575	1,617

WESCO Distribution, Inc. 5.38%, 6/15/2024	250	257

		28,097

Transportation Infrastructure — 0.2%

Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	7,105	7,527

Wireless Telecommunication Services — 0.3%

Hughes Satellite Systems Corp.

7.63%, 6/15/2021	50	53

5.25%, 8/1/2026	800	877

Sprint Corp.

7.25%, 9/15/2021	300	318

7.88%, 9/15/2023	1,025	1,172

7.13%, 6/15/2024	100	114

7.63%, 2/15/2025	546	633

7.63%, 3/1/2026	3,679	4,351

T-Mobile US, Inc. 4.50%, 2/1/2026 ‡	78	—

T-Mobile USA, Inc.

6.50%, 1/15/2024 ‡	100	—

6.00%, 4/15/2024	150	153

6.50%, 1/15/2026	750	790

4.50%, 2/1/2026	328	332

4.75%, 2/1/2028	3,273	3,408

4.75%, 12/31/2164 ‡ (d) (e)	78	—

Vodafone Group plc (United Kingdom)

3.75%, 1/16/2024	75	80

4.13%, 5/30/2025	135	150

Ypso Finance Bis SA (Luxembourg)

10.50%, 5/15/2027 ‡ (a)	425	486

6.00%, 2/15/2028 (a)	240	231

		13,148

Total Corporate Bonds (Cost $1,254,282)		1,267,973

U.S. Treasury Obligations — 17.2%

U.S. Treasury Notes

2.25%, 3/31/2021	85	86

1.50%, 9/30/2021	73,110	73,713

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

1.38%, 1/31/2022	335	338

2.50%, 2/15/2022	1,430	1,474

2.13%, 5/15/2022	1,595	1,637

1.75%, 6/15/2022	13,985	14,258

1.75%, 7/15/2022	2,620	2,673

1.88%, 7/31/2022	8,205	8,397

1.50%, 8/15/2022	84,555	85,820

1.38%, 10/15/2022	160,220	162,248

1.63%, 11/15/2022	80,585	82,165

1.63%, 12/15/2022	600	612

1.50%, 1/15/2023	218,250	222,044

1.75%, 1/31/2023	435	446

1.75%, 12/31/2024	425	441

2.38%, 5/15/2029	985	1,092

Total U.S. Treasury Obligations (Cost $646,648)		657,444

Collateralized Mortgage Obligations — 14.7%

Alternative Loan Trust

Series 2004-25CB, Class A1, 6.00%, 12/25/2034	283	288

Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	250	256

Angel Oak Mortgage Trust

Series 2019-5, Class A1, 2.59%, 10/25/2049 (a) (k)	4,677	4,700

Series 2019-5, Class A3, 2.92%, 10/25/2049 (a) (k)	3,742	3,754

Series 2019-5, Class B1, 3.96%, 10/25/2049 ‡ (a) (k)	1,060	1,080

Series 2019-3, Class A1, 2.93%, 5/25/2059 (a) (k)	1,508	1,518

Series 2019-3, Class B1, 4.10%, 5/25/2059 ‡ (a) (k)	1,000	1,011

Angel Oak Mortgage Trust I LLC Series 2018-2, Class A1, 3.67%, 7/27/2048 (a) (k)	263	266

Arroyo Mortgage Trust

Series 2019-1, Class A1, 3.80%, 1/25/2049 (a) (k)	310	318

Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (k)	826	840

CHL Mortgage Pass-Through Trust

Series 2005-J2, Class 3A8, 5.50%, 8/25/2035	867	752

Series 2006-HYB2, Class 2A1B, 3.59%, 4/20/2036 (k)	206	193

SEE NOTES TO FINANCIAL STATEMENTS.

328	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

CIM Trust

Series 2019-INV2, Class A11, 2.61%, 5/25/2049 ‡ (a) (k)	722	722

Series 2019-INV3, Class A11, 2.61%, 8/25/2049 (a) (k)	4,492	4,493

Citigroup Mortgage Loan Trust

Series 2019-IMC1, Class A1, 2.72%, 7/25/2049 (a) (k)	994	1,001

Series 2019-IMC1, Class A3, 3.03%, 7/25/2049 (a) (k)	939	945

Series 2019-IMC1, Class B1, 3.97%, 7/25/2049 ‡ (a) (k)	410	413

Civic Mortgage LLC Series 2018-2, Class A1, 4.35%, 11/25/2022 (a) (g)	120	120

COLT Mortgage Loan Trust

Series 2018-4, Class A1, 4.01%, 12/28/2048 (a) (k)	500	506

Series 2019-3, Class A1, 2.76%, 8/25/2049 (a) (k)	692	702

Series 2019-4, Class A1, 2.58%, 11/25/2049 (a) (k)	1,923	1,947

Series 2019-4, Class A2, 2.84%, 11/25/2049 (a) (k)	1,686	1,708

Series 2019-4, Class A3, 2.99%, 11/25/2049 (a) (k)	2,530	2,559

Connecticut Avenue Securities Trust

Series 2019-R02, Class 1M2, 3.93%, 8/25/2031 ‡ (a) (k)	549	553

Series 2019-R05, Class 1M2, 3.63%, 7/25/2039 ‡ (a) (k)	2,000	2,003

Series 2019-R06, Class 2M2, 3.73%, 9/25/2039 ‡ (a) (k)	5,000	5,028

Series 2019-R07, Class 1M2, 3.73%, 10/25/2039 (a) (k)	3,250	3,255

Series 2020-R01, Class 1M2, 3.68%, 1/25/2040 ‡ (a) (k)	735	734

CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9, Class 1A2, 5.25%, 10/25/2035	1,670	1,702

Deephaven Residential Mortgage Trust

Series 2017-3A, Class B2, 6.25%, 10/25/2047 ‡ (a) (k)	1,000	1,005

Series 2019-4A, Class A1, 2.79%, 10/25/2059 (a) (k)	6,489	6,529

Series 2019-4A, Class A3, 3.05%, 10/25/2059 (a) (k)	2,744	2,760

Series 2019-4A, Class B1, 3.99%, 10/25/2059 ‡ (a) (k)	2,620	2,652

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 2.38%, 10/25/2047 (k)	1,008	965

FHLMC Structured Agency Credit Risk Debt Notes

Series 2017-DNA3, Class M1, 2.38%, 3/25/2030 (k)	111	110

Series 2017-DNA3, Class M2, 4.13%, 3/25/2030 (k)	250	258

Series 2018-HQA1, Class M2, 3.93%, 9/25/2030 (k)	400	404

FHLMC, REMIC

Series 3806, Class L, 3.50%, 2/15/2026	5,000	5,336

Series 4533, Class KA, 3.00%, 11/15/2026	539	572

Series 3703, Class DY, 4.00%, 8/15/2030	257	278

Series 3036, Class NE, 5.00%, 9/15/2035	212	242

Series 3294, Class NE, 5.50%, 3/15/2037	378	440

Series 4284, Class EJ, 3.00%, 10/15/2038	225	232

Series 4460, Class E, 3.00%, 11/15/2039	1,031	1,059

Series 3820, Class GJ, 3.50%, 12/15/2039	133	137

Series 4462, Class A, 3.00%, 1/15/2040	2,875	2,944

Series 3904, Class EC, 2.00%, 8/15/2040	70	71

Series 3966, Class AG, 3.00%, 10/15/2040	1,668	1,709

Series 4091, Class TA, 3.00%, 5/15/2041	142	148

Series 4673, Class NA, 3.50%, 5/15/2041	479	493

Series 4467, Class AB, 3.00%, 7/15/2041	922	959

Series 4048, Class CA, 2.00%, 9/15/2041	416	424

Series 4454, Class B, 3.00%, 10/15/2041	66	68

Series 4467, Class DA, 3.00%, 11/15/2041	258	264

Series 4012, Class GS, IF, IO, 4.84%, 3/15/2042 (k)	9,742	2,323

Series 4778, Class EA, 4.00%, 10/15/2042	3,347	3,420

Series 4784, Class PA, 3.50%, 3/15/2043	2,363	2,438

Series 4809, Class HA, 4.50%, 3/15/2043	5,940	6,047

Series 4661, Class HA, 3.00%, 5/15/2043	2,434	2,510

Series 4239, Class LD, 3.00%, 8/15/2043	144	152

Series 4834, Class AB, 3.50%, 9/15/2043	9,577	9,777

Series 4680, Class LG, 3.00%, 10/15/2043	19,923	20,625

Series 4680, Class LA, 3.50%, 10/15/2043	8,375	8,775

Series 4480, Class QA, 3.00%, 11/15/2043	179	187

Series 4711, Class HA, 3.00%, 12/15/2043	112	117

Series 4466, Class NL, 3.50%, 12/15/2043	3,776	3,980

Series 4623, Class EB, 2.50%, 12/15/2044	349	359

Series 4477, Class SA, IF, IO, 4.49%, 5/15/2045 (k)	9,608	2,008

Series 4505, Class SA, IF, IO, 4.49%, 8/15/2045 (k)	7,137	1,763

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	329

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 4843, Class PH, 4.00%, 7/15/2046	4,716	4,839

Series 4767, Class LA, 3.50%, 8/15/2046	6,822	7,165

Series 4681, Class SD, IF, IO, 4.49%, 5/15/2047 (k)	799	157

Series 4924, Class YP, 3.00%, 2/25/2049	5,766	6,081

Series 4906, Class QS, IF, IO, 4.39%, 9/25/2049 (k)	9,643	2,087

Series 4925, Class SA, IF, IO, 4.39%, 10/25/2049 (k)	10,456	1,981

Series 4937, Class MS, IF, IO, 4.39%, 12/25/2049 (k)	28,487	5,409

Series 4954, Class SB, IF, IO, 4.39%, 2/25/2050 (k)	16,418	3,513

Series 4954, Class SY, IF, IO, 4.39%, 2/25/2050 (k)	16,552	3,619

Series 4632, Class MA, 4.00%, 8/15/2054	13,259	14,341

Series 4634, Class MD, 5.00%, 11/15/2054	28,828	31,571

Series 4630, Class MA, 4.00%, 1/15/2055	25,651	27,460

Series 4839, Class WS, IF, IO, 4.44%, 8/15/2056 (k)	21,830	5,258

FHLMC, STRIPS

Series 306, Class 250, 2.50%, 5/15/2028	169	173

Series 267, Class S5, IF, IO, 4.34%, 8/15/2042 (k)	9,965	1,787

Series 342, Class S7, IF, IO, 4.45%, 2/15/2045 (k)	3,690	760

FNMA, Connecticut Avenue Securities

Series 2017-C07, Class 2M2, 4.13%, 5/25/2030 (k)	4,624	4,679

Series 2018-C01, Class 1M2, 3.88%, 7/25/2030 (k)	3,000	3,037

Series 2018-C02, Class 2M2, 3.83%, 8/25/2030 (k)	3,689	3,725

Series 2018-C05, Class 1M2, 3.98%, 1/25/2031 (k)	8,935	9,042

FNMA, REMIC

Series 2013-40, Class VA, 3.50%, 5/25/2026	1,005	1,058

Series 2017-41, Class MV, 4.00%, 8/25/2028	2,376	2,620

Series 2018-88, Class VB, 4.00%, 2/25/2030	15,586	16,624

Series 2014-3, Class AM, 2.50%, 1/25/2032	2,028	2,072

Series 2013-67, Class VB, 4.00%, 6/25/2032	400	429

Series 2014-12, Class ED, 2.50%, 12/25/2032	1,494	1,532

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	2,320	233

Series 2015-80, Class CA, 3.00%, 4/25/2040	678	697

Series 2014-84, Class KA, 3.00%, 11/25/2040	754	782

Series 2013-81, Class AE, 3.50%, 2/25/2041	853	889

Series 2016-11, Class LA, 3.50%, 5/25/2042	2,404	2,521

Series 2015-55, Class QA, 3.50%, 10/25/2042	278	288

Series 2018-18, Class P, 3.50%, 4/25/2043	1,571	1,622

Series 2015-2, Class PA, 2.25%, 3/25/2044	197	203

Series 2015-27, Class HA, 3.00%, 3/25/2044	8,540	8,926

Series 2014-75, Class JA, 3.00%, 10/25/2044	486	513

Series 2017-56, Class CA, 3.00%, 10/25/2044	30,921	32,207

Series 2016-63, Class JA, 2.50%, 12/25/2044	419	442

Series 2017-14, Class DA, 3.00%, 2/25/2045	1,124	1,172

Series 2015-54, Class FA, 1.98%, 7/25/2045 (k)	125	124

Series 2015-85, Class SA, IF, IO, 3.99%, 11/25/2045 (k)	8,020	1,567

Series 2018-84, Class CA, 4.00%, 11/25/2045	3,525	3,634

Series 2018-12, Class P, 3.00%, 3/25/2046	15,671	16,262

Series 2016-40, Class FA, 2.28%, 7/25/2046 (k)	38	38

Series 2016-74, Class GS, IF, IO, 4.37%, 10/25/2046 (k)	3,368	742

Series 2017-13, Class AS, IF, IO, 4.42%, 2/25/2047 (k)	830	185

Series 2017-47, Class ST, IF, IO, 4.47%, 6/25/2047 (k)	793	191

Series 2017-69, Class SH, IF, IO, 4.57%, 9/25/2047 (k)	827	184

Series 2019-17, Class GB, 4.00%, 10/25/2047	1,678	1,815

Series 2018-27, Class SE, IF, IO, 4.57%, 5/25/2048 (k)	1,649	362

Series 2019-31, Class S, IF, IO, 4.42%, 7/25/2049 (k)	9,038	1,999

SEE NOTES TO FINANCIAL STATEMENTS.

330	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2019-42, Class SK, IF, IO, 4.42%, 8/25/2049 (k)	8,890	1,700

Series 2016-98, Class A, 4.00%, 6/25/2050	27,194	29,478

Series 2016-98, Class DA, 4.00%, 12/25/2051	38,595	41,977

Series 2017-46, Class LB, 3.50%, 12/25/2052	665	703

Series 2017-49, Class JD, 3.50%, 7/25/2053	2,444	2,571

Series 2017-49, Class JA, 4.00%, 7/25/2053	2,291	2,436

Series 2017-96, Class KA, 3.00%, 1/25/2055	724	762

FWDSecuritization Trust

Series 2019-INV1, Class A1, 2.81%, 6/25/2049 (a) (k)	871	884

Series 2019-INV1, Class A2, 3.01%, 6/25/2049 (a) (k)	610	620

Series 2019-INV1, Class A3, 3.11%, 6/25/2049 (a) (k)	871	886

Series 2019-INV1, Class M1, 3.48%, 6/25/2049 ‡ (a) (k)	500	510

GCAT LLC

Series 2019-NQM1, Class M1, 3.85%, 2/25/2059 ‡ (a) (k)	500	505

GCAT Trust

Series 2019-NQM2, Class A1, 2.86%, 9/25/2059 (a) (g)	2,703	2,731

Series 2019-NQM2, Class A3, 3.16%, 9/25/2059 (a) (g)	2,703	2,732

Series 2019-NQM2, Class B1, 4.01%, 9/25/2059 ‡ (a) (k)	2,000	2,018

GNMA

Series 2013-180, Class VM, 3.00%, 8/16/2036	1,000	1,031

Series 2010-101, Class LE, 3.00%, 8/20/2039	136	138

Series 2010-166, Class SD, IF, IO, 4.37%, 12/20/2040 (k)	1,265	304

Series 2012-39, Class MI, IO, 4.00%, 3/16/2042	531	102

Series 2015-123, Class SE, IF, IO, 4.07%, 9/20/2045 (k)	11,452	1,828

Series 2016-108, Class SM, IF, IO, 4.45%, 8/20/2046 (k)	1,488	333

Series 2016-146, Class NS, IF, IO, 4.45%, 10/20/2046 (k)	1,899	435

Series 2017-80, Class AS, IF, IO, 4.55%, 5/20/2047 (k)	1,907	381

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-93, Class SE, IF, IO, 4.55%, 6/20/2047 (k)	1,993	415

Series 2017-163, Class PA, 3.00%, 7/20/2047	14,980	15,652

Series 2017-117, Class SB, IF, IO, 4.55%, 8/20/2047 (k)	1,199	264

Series 2017-134, Class SD, IF, IO, 4.55%, 9/20/2047 (k)	1,835	371

Series 2017-155, Class KS, IF, IO, 4.55%, 10/20/2047 (k)	1,978	416

Series 2017-163, Class HS, IF, IO, 4.55%, 11/20/2047 (k)	8,598	1,493

Series 2017-180, Class SD, IF, IO, 4.55%, 12/20/2047 (k)	2,007	432

Series 2018-36, Class SG, IF, IO, 4.55%, 3/20/2048 (k)	1,663	376

Series 2018-46, Class AS, IF, IO, 4.55%, 3/20/2048 (k)	9,075	2,073

Series 2018-139, Class SB, IF, IO, 4.50%, 10/20/2048 (k)	14,617	3,227

Series 2019-71, Class SK, IF, IO, 4.50%, 6/20/2049 (k)	9,475	1,799

Series 2019-115, Class SW, IF, IO, 4.45%, 9/20/2049 (k)	25,597	4,897

Series 2019-117, Class SA, IF, IO, 4.45%, 9/20/2049 (k)	13,789	3,067

Homeward Opportunities Fund I Trust

Series 2019-1, Class A1, 3.45%, 1/25/2059 (a) (k)	689	697

Series 2019-2, Class A1, 2.70%, 9/25/2059 (a) (k)	1,538	1,551

LHOME Mortgage Trust Series 2019-RTL3, Class A1, 3.87%, 7/25/2024 (a)	4,255	4,276

New Residential Mortgage Loan Trust

Series 2018-NQM1, Class A1, 3.99%, 11/25/2048 (a) (k)	662	675

Series 2019-NQM1, Class A1, 3.67%, 1/25/2049 (a) (k)	412	416

Series 2019-NQM3, Class A1, 2.80%, 7/25/2049 (a) (k)	2,122	2,136

Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (a) (k)	9,718	9,830

Series 2019-NQM5, Class A3, 3.07%, 11/25/2059 (a) (k)	4,325	4,351

Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 ‡ (a) (k)	3,041	3,068

OBX Trust

Series 2020-INV1, Class A11, 2.57%, 12/25/2049 (a) (k)	5,067	5,062

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	331

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2019-EXP3, Class 2A1A, 2.53%, 10/25/2059 (a) (k)	3,744		3,749

Series 2019-EXP3, Class 2A1B, 2.53%, 10/25/2059 (a) (k)	2,160		2,174

PRPM Series 2019-GS1, Class A1, 3.50%, 10/25/2024 (a) (k)	5,675		5,752

RALI Trust Series 2003-QS12, Class A4, 3.35%, 6/25/2018	—	(l)	—	(l)

Spruce Hill Mortgage Loan Trust

Series 2019-SH1, Class A1, 3.40%, 4/29/2049 (a) (k)	578		583

Series 2019-SH1, Class A3, 3.65%, 4/29/2049 (a) (k)	289		292

Starwood Mortgage Residential Trust

Series 2019-1, Class A1, 2.94%, 6/25/2049 (a) (k)	1,630		1,649

Series 2019-1, Class A3, 3.30%, 6/25/2049 (a) (k)	815		824

Series 2019-1, Class M1, 3.76%, 6/25/2049 ‡ (a) (k)	1,000		1,011

Structured Asset Mortgage Investments II Trust Series 2006-AR6, Class 2A1, 1.82%, 7/25/2046 (k)	1,516		1,279

Verus Securitization Trust

Series 2019-1, Class A1, 3.84%, 2/25/2059 (a) (k)	345		351

Series 2019-2, Class A1, 3.21%, 5/25/2059 (a) (k)	502		507

Series 2019-4, Class A1, 2.64%, 11/25/2059 (a) (g)	4,734		4,774

Series 2019-4, Class M1, 3.21%, 11/25/2059 ‡ (a) (k)	1,600		1,612

Series 2019-4, Class B1, 3.86%, 11/25/2059 ‡ (a) (k)	600		604

WaMu Mortgage Pass-Through Certificates Trust

Series 2005-AR5, Class A6, 4.36%, 5/25/2035 (k)	153		156

Total Collateralized Mortgage Obligations (Cost $551,461)			563,450

Mortgage-Backed Securities — 11.5%

FHLMC Gold Pools, 15 Year

Pool # J24740, 3.00%, 7/1/2028	92		96

Pool # G15655, 3.00%, 10/1/2028	234		244

Pool # G18528, 3.50%, 10/1/2029	6,069		6,386

Pool # G15890, 3.00%, 7/1/2031	6,321		6,629

FHLMC Gold Pools, 20 Year Pool # C91649, 3.00%, 4/1/2033	69		72

FHLMC Gold Pools, 30 Year Pool # G61879, 4.50%, 3/1/2047	532		581

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC UMBS, 15 Year

Pool # ZS8594, 3.00%, 1/1/2031	3,264	3,391

Pool # ZS8598, 3.00%, 2/1/2031	3,397	3,529

Pool # ZK8180, 2.50%, 7/1/2031	10,898	11,263

Pool # SB0268, 3.00%, 5/1/2033	1,000	1,040

Pool # SB0041, 3.50%, 7/1/2034	6,229	6,605

FHLMC UMBS, 20 Year Pool # ZS9524, 3.50%, 1/1/2044	21,015	22,520

FHLMC UMBS, 30 Year

Pool # SD0057, 3.50%, 5/1/2048	9,511	10,249

Pool # ZS4790, 4.00%, 9/1/2048	5,750	6,077

Pool # ZA6144, 4.50%, 12/1/2048	5,258	5,645

Pool # ZA6946, 4.00%, 5/1/2049	5,532	5,839

FNMA UMBS, 15 Year

Pool # BM4202, 3.50%, 12/1/2029	9,890	10,396

Pool # AS4939, 2.50%, 5/1/2030	8,009	8,262

Pool # AL8153, 3.00%, 3/1/2031	6,315	6,619

Pool # AS7323, 2.50%, 6/1/2031	8,978	9,323

Pool # AL9552, 3.50%, 8/1/2031	612	651

Pool # MA2868, 2.50%, 1/1/2032	39,764	40,992

Pool # BM1036, 2.50%, 2/1/2032	1,043	1,079

Pool # AS9697, 3.50%, 5/1/2032	245	259

Pool # FM1162, 2.50%, 7/1/2032	8,933	9,281

Pool # CA0778, 3.00%, 11/1/2032	394	415

Pool # BM5464, 3.00%, 2/1/2033	5,718	5,945

Pool # FM1163, 2.50%, 7/1/2033	6,908	7,121

Pool # MA3828, 3.00%, 11/1/2034	7,903	8,190

Pool # MA3970, 2.00%, 3/1/2035	8,669	8,793

FNMA UMBS, 20 Year

Pool # MA1446, 3.50%, 5/1/2033	340	359

Pool # MA1527, 3.00%, 8/1/2033	214	224

Pool # MA1921, 3.50%, 6/1/2034	13,317	14,074

Pool # CA1791, 3.50%, 2/1/2038	25,425	26,788

FNMA UMBS, 30 Year

Pool # AB1463, 4.00%, 9/1/2040	13,347	14,540

Pool # AL7453, 4.00%, 2/1/2045	9,155	9,996

Pool # AS7039, 4.50%, 4/1/2046	2,360	2,576

Pool # FM1719, 4.50%, 11/1/2046	25,515	28,111

Pool # BM4478, 4.00%, 9/1/2048	10,530	11,591

Pool # CA3519, 4.50%, 5/1/2049	47,089	52,189

Pool # MA3907, 4.00%, 1/1/2050	11,849	12,527

FNMA, Other

Pool # BF0125, 4.00%, 7/1/2056	17,489	19,192

Pool # BF0144, 3.50%, 10/1/2056	8,794	9,446

Pool # BF0184, 4.00%, 2/1/2057	5,508	6,044

SEE NOTES TO FINANCIAL STATEMENTS.

332	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # BF0263, 3.50%, 5/1/2058 (m)	8,627	9,283

Pool # BF0381, 4.00%, 4/1/2059 (m)	4,941	5,417

GNMA II, 30 Year

Pool # MA6220, 4.00%, 10/20/2049	8,186	8,576

Total Mortgage-Backed Securities (Cost $431,152)		438,425

Asset-Backed Securities — 11.3%

ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	8,443	8,496

American Credit Acceptance Receivables Trust

Series 2016-4, Class D, 4.11%, 4/12/2023 (a)	554	557

Series 2017-2, Class D, 3.69%, 6/12/2023 (a)	600	606

Series 2019-4, Class B, 2.43%, 10/12/2023 (a)	5,700	5,758

Series 2018-1, Class D, 3.93%, 4/10/2024 (a)	600	612

Series 2018-2, Class E, 5.16%, 9/10/2024 (a)	750	777

Series 2018-3, Class C, 3.75%, 10/15/2024 (a)	500	505

Series 2018-3, Class E, 5.17%, 10/15/2024 (a)	750	789

Series 2019-3, Class D, 2.89%, 9/12/2025 (a)	913	927

Series 2019-3, Class E, 3.80%, 9/12/2025 (a)	577	585

Series 2019-4, Class C, 2.69%, 12/12/2025 (a)	4,010	4,073

Series 2019-4, Class D, 2.97%, 12/12/2025 (a)	2,980	3,035

Series 2019-4, Class E, 3.85%, 12/12/2025 (a)	3,340	3,392

Series 2020-1, Class C, 2.19%, 3/13/2026 (a)	14,630	14,744

Series 2020-1, Class E, 3.32%, 3/13/2026 (a)	5,000	5,033

AmeriCredit Automobile Receivables Trust

Series 2017-2, Class D, 3.42%, 4/18/2023	5,160	5,290

Series 2017-3, Class D, 3.18%, 7/18/2023	500	514

Series 2019-1, Class C, 3.36%, 2/18/2025	750	784

Series 2019-2, Class C, 2.74%, 4/18/2025	1,000	1,032

Series 2019-2, Class D, 2.99%, 6/18/2025	3,500	3,605

Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (a)	4,730	4,850

Bank of The West Auto Trust Series 2019-1, Class A3, 2.43%, 4/15/2024 (a)	2,344	2,388

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BCC Funding Corp. XVI LLC Series 2019-1A, Class A2, 2.46%, 8/20/2024 (a)	15,000	15,123

Business Jet Securities LLC Series 2018-1, Class A, 4.34%, 2/15/2033 (a)	99	101

CARS-DB4 LP

Series 2020-1A, Class A4, 3.19%, 2/15/2050 (a)	1,500	1,524

Series 2020-1A, Class B1, 4.17%, 2/15/2050 (a)	1,500	1,524

Carvana Auto Receivables Trust

Series 2019-4A, Class B, 2.53%, 7/15/2024 (a)	7,550	7,672

Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	1,821	1,864

Cascade Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (k)	4,907	4,985

Conn’s Receivables Funding LLC

Series 2018-A, Class C, 6.02%, 1/15/2023 (a)	159	160

Series 2019-A, Class C, 5.29%, 10/16/2023 ‡ (a)	1,000	1,012

Series 2019-B, Class B, 3.62%, 6/17/2024 ‡ (a)	2,500	2,515

Consumer Loan Underlying Bond Credit Trust

Series 2017-P2, Class B, 3.56%, 1/15/2024 ‡ (a)	182	183

Series 2018-NP1, Class C, 4.74%, 5/15/2024 ‡ (a)	1,096	1,100

Continental Airlines Pass-Through Trust Series 2012-1, Class A, 4.15%, 4/11/2024	68	73

CPS Auto Receivables Trust

Series 2017-D, Class C, 3.01%, 10/17/2022 (a)	500	503

Series 2019-B, Class C, 3.35%, 1/15/2024 (a)	4,575	4,699

Series 2020-A, Class B, 2.36%, 2/15/2024 (a)	2,185	2,211

Series 2020-A, Class C, 2.54%, 12/15/2025 (a)	1,690	1,714

Series 2020-A, Class D, 2.90%, 12/15/2025 (a)	1,500	1,532

CPS Auto Trust

Series 2016-D, Class D, 4.53%, 1/17/2023 (a)	130	133

Series 2018-C, Class D, 4.40%, 6/17/2024 (a)	500	522

Credit Acceptance Auto Loan Trust

Series 2017-2A, Class B, 3.02%, 4/15/2026 (a)	2,935	2,954

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	333

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2018-3A, Class B, 3.89%, 10/15/2027 (a)	350	364

Series 2018-3A, Class C, 4.04%, 12/15/2027 (a)	350	366

Series 2019-3A, Class A, 2.38%, 11/15/2028 (a)	3,210	3,264

Series 2019-3A, Class B, 2.86%, 1/16/2029 (a)	4,500	4,642

Delta Air Lines Pass-Through Trust Series 2015-1, Class B, 4.25%, 7/30/2023	105	113

Drive Auto Receivables Trust

Series 2019-4, Class A2B, 2.01%, 6/15/2022 (k)	1,699	1,700

Series 2019-3, Class B, 2.65%, 2/15/2024	1,187	1,205

Series 2018-3, Class D, 4.30%, 9/16/2024	500	517

Series 2019-2, Class C, 3.42%, 6/16/2025	500	511

Series 2019-3, Class C, 2.90%, 8/15/2025	1,000	1,022

Series 2019-4, Class C, 2.51%, 11/17/2025	2,000	2,035

Series 2018-4, Class D, 4.09%, 1/15/2026	500	515

Series 2019-1, Class D, 4.09%, 6/15/2026	7,500	7,771

Series 2019-2, Class D, 3.69%, 8/17/2026	500	517

Series 2019-3, Class D, 3.18%, 10/15/2026	3,000	3,086

Series 2019-4, Class D, 2.70%, 2/16/2027	5,000	5,090

DT Auto Owner Trust

Series 2017-3A, Class D, 3.58%, 5/15/2023 (a)	350	353

Series 2017-4A, Class D, 3.47%, 7/17/2023 (a)	269	271

Series 2017-2A, Class E, 6.03%, 1/15/2024 (a)	1,500	1,568

Series 2019-4A, Class B, 2.36%, 1/16/2024 (a)	3,560	3,599

Series 2017-1A, Class E, 5.79%, 2/15/2024 (a)	5,000	5,176

Series 2018-3A, Class D, 4.19%, 7/15/2024 (a)	800	834

Series 2019-4A, Class C, 2.73%, 7/15/2025 (a)	2,068	2,114

Series 2019-4A, Class D, 2.85%, 7/15/2025 (a)	10,000	10,198

Series 2020-1A, Class C, 2.29%, 11/17/2025 (a)	5,156	5,217

Series 2020-1A, Class D, 2.55%, 11/17/2025 (a)	3,735	3,782

Series 2020-1A, Class E, 3.48%, 2/16/2027 (a)	5,000	5,051

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Exeter Automobile Receivables Trust

Series 2018-3A, Class C, 3.71%, 6/15/2023 (a)	540	549

Series 2016-3A, Class D, 6.40%, 7/17/2023 (a)	3,000	3,137

Series 2017-1A, Class D, 6.20%, 11/15/2023 (a)	1,860	1,960

Series 2019-3A, Class C, 2.79%, 5/15/2024 (a)	1,500	1,529

Series 2018-3A, Class E, 5.43%, 8/15/2024 (a)	3,385	3,625

Series 2019-4A, Class C, 2.44%, 9/16/2024 (a)	5,000	5,071

Series 2020-1A, Class C, 2.49%, 1/15/2025 (a)	2,700	2,746

Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	620	636

Series 2019-4A, Class D, 2.58%, 9/15/2025 (a)	5,000	5,076

Series 2020-1A, Class D, 2.73%, 12/15/2025 (a)	1,440	1,473

Series 2019-3A, Class E, 4.00%, 8/17/2026 (a)	810	827

Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	3,000	3,035

Fair Square Issuance Trust Series 2020-AA, Class A, 2.90%, 9/20/2024 (a)	2,750	2,776

First Investors Auto Owner Trust Series 2019-2A, Class B, 2.47%, 1/15/2025 (a)	9,095	9,291

Flagship Credit Auto Trust

Series 2018-3, Class A, 3.07%, 2/15/2023 (a)	298	300

Series 2017-4, Class D, 3.58%, 1/15/2024 (a)	300	310

Series 2019-4, Class B, 2.53%, 11/17/2025 (a)	3,360	3,451

Series 2019-4, Class C, 2.77%, 12/15/2025 (a)	2,480	2,552

Series 2020-1, Class C, 2.24%, 1/15/2026 (a)	3,460	3,478

FORA Financial Asset Securitization LLC Series 2019-1, Class A, 4.02%, 10/15/2024 (a)	3,000	3,078

FREED ABS Trust

Series 2018-1, Class A, 3.61%, 7/18/2024 (a)	35	35

Series 2018-1, Class B, 4.56%, 7/18/2024 ‡ (a)	200	204

SEE NOTES TO FINANCIAL STATEMENTS.

334	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2018-2, Class B, 4.61%, 10/20/2025 ‡ (a)	500	516

Series 2019-1, Class B, 3.87%, 6/18/2026 ‡ (a)	1,000	1,020

Series 2019-2, Class A, 2.62%, 11/18/2026 (a)	3,786	3,813

Series 2019-2, Class B, 3.19%, 11/18/2026 ‡ (a)	6,410	6,515

Series 2020-FP1, Class A, 2.52%, 3/18/2027 (a)	9,530	9,564

GLS Auto Receivables Issuer Trust

Series 2019-4A, Class A, 2.47%, 11/15/2023 (a)	3,529	3,552

Series 2019-4A, Class B, 2.78%, 9/16/2024 (a)	1,500	1,532

Series 2019-3A, Class C, 2.96%, 5/15/2025 (a)	5,000	5,118

Series 2019-4A, Class C, 3.06%, 8/15/2025 (a)	1,200	1,229

GLS Auto Receivables Trust

Series 2018-1A, Class B, 3.52%, 8/15/2023 (a)	500	507

Series 2018-2A, Class C, 4.17%, 4/15/2024 (a)	300	312

Lendmark Funding Trust Series 2019-2A, Class A, 2.78%, 4/20/2028 (a)	11,255	11,506

LL ABS Trust Series 2019-1A, Class A, 2.87%, 3/15/2027 (a)	4,955	4,970

Marlette Funding Trust

Series 2017-3A, Class B, 3.01%, 12/15/2024 (a)	21	21

Series 2017-3A, Class C, 4.01%, 12/15/2024 ‡ (a)	200	202

Series 2019-4A, Class A, 2.39%, 12/17/2029 (a)	8,385	8,444

Series 2020-1A, Class A, 2.24%, 3/15/2030 (a)	3,900	3,918

ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049 (a)	746	799

MFA LLC

Series 2017-NPL1, Class A1, 3.35%, 11/25/2047 ‡ (a) (g)	323	325

Series 2018-NPL1, Class A1, 3.88%, 5/25/2048 ‡ (a) (g)	429	433

Morgan Stanley ABS Capital I, Inc. Trust

Series 2004-SD1, Class A, 2.43%, 8/25/2034 ‡ (k)	664	666

OnDeck Asset Securitization Trust II LLC Series 2019-1A, Class A, 2.65%, 11/18/2024 (a)	9,575	9,730

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Prestige Auto Receivables Trust

Series 2017-1A, Class E, 4.89%, 5/15/2024 (a)	1,000	1,035

Series 2018-1A, Class C, 3.75%, 10/15/2024 (a)	500	518

Series 2018-1A, Class D, 4.14%, 10/15/2024 (a)	7,240	7,634

Prosper Marketplace Issuance Trust Series 2019-4A, Class A, 2.48%, 2/17/2026 (a)	4,313	4,334

Regional Management Issuance Trust Series 2019-1, Class A, 3.05%, 11/15/2028 (a)	8,182	8,293

Santander Drive Auto Receivables Trust

Series 2017-3, Class E, 4.97%, 1/15/2025	5,000	5,244

Series 2018-4, Class D, 3.98%, 12/15/2025	500	518

Santander Revolving Auto Loan Trust Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	14,400	14,910

Small Business Lending Trust Series 2020-A, Class A, 2.62%, 12/15/2026 (a)	4,500	4,522

SoFi Consumer Loan Program LLC

Series 2017-6, Class B, 3.52%, 11/25/2026 ‡ (a)	192	198

Series 2017-6, Class C, 4.02%, 11/25/2026 ‡ (a)	300	309

SoFi Consumer Loan Program Trust Series 2020-A, Class A2FX, 2.54%, 5/15/2046 (a)	2,625	2,719

Springleaf Funding Trust Series 2016-AA, Class B, 3.80%, 11/15/2029 (a)	500	502

Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A, 2.56%, 11/25/2031 (a)	2,167	2,267

United Airlines Pass-Through Trust

Series 2016-2, Class B, 3.65%, 10/7/2025	25	25

Series 2019-1, Class AA, 4.15%, 8/25/2031	311	352

Upstart Securitization Trust

Series 2019-2, Class A, 2.90%, 9/20/2029 (a)	3,725	3,755

Series 2020-1, Class A, 2.32%, 4/22/2030 (a)	9,585	9,638

US Airways Pass-Through Trust Series 2012-2, Class A, 4.63%, 6/3/2025	89	97

Vantage Data Centers Issuer LLC Series 2019-1A, Class A2, 3.19%, 7/15/2044 (a)	697	716

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	335

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Vericrest Opportunity Loan Trust

Series 2019-NPL7, Class A1A, 3.18%, 10/25/2049 ‡ (a) (g)	4,403	4,415

Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 ‡ (a) (g)	13,315	13,398

VOLT LXXXIII LLC

Series 2019-NPL9, Class A1A, 3.33%, 11/26/2049 ‡ (a) (g)	6,850	6,896

VOLT LXXXV LLC

Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050 ‡ (a) (g)	3,809	3,826

Westlake Automobile Receivables Trust

Series 2018-3A, Class D, 4.00%, 10/16/2023 (a)	500	518

Series 2019-2A, Class C, 2.84%, 7/15/2024 (a)	2,000	2,034

Series 2019-3A, Class C, 2.49%, 10/15/2024 (a)	4,500	4,596

Series 2019-3A, Class D, 2.72%, 11/15/2024 (a)	4,000	4,066

Series 2019-2A, Class D, 3.20%, 11/15/2024 (a)	1,000	1,026

Series 2019-3A, Class E, 3.59%, 3/17/2025 (a)	1,700	1,745

Series 2019-3A, Class F, 4.72%, 4/15/2026 (a)	2,000	2,043

Total Asset-Backed Securities (Cost $426,902)		433,317

Commercial Mortgage-Backed Securities — 8.5%

Ashford Hospitality Trust Series 2018-KEYS, Class B, 3.11%, 5/15/2035 ‡ (a) (k)	600	599

Barclays Commercial Mortgage Trust Series 2019-C5, Class XA, IO, 0.90%, 11/15/2052 (k)	112,879	7,470

BHMS Series 2018-ATLS, Class A, 2.91%, 7/15/2035 (a) (k)	500	500

BX Commercial Mortgage Trust

Series 2020-BXLP, Class C, 2.78%, 12/15/2029 (a) (k)	5,235	5,240

Series 2020-BXLP, Class D, 2.91%, 12/15/2029 (a) (k)	3,720	3,730

Series 2020-BXLP, Class F, 3.66%, 12/15/2029 (a) (k)	7,510	7,510

Series 2018-IND, Class E, 3.36%, 11/15/2035 ‡ (a) (k)	1,435	1,437

BX Trust Series 2019-CALM, Class E, 3.66%, 11/25/2032 ‡ (a) (k)	3,750	3,752

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BXMT Ltd.

Series 2017-FL1, Class B, 3.16%, 6/15/2035 ‡ (a) (k)	500	500

Series 2017-FL1, Class D, 4.36%, 6/15/2035 ‡ (a) (k)	300	300

CAMB Commercial Mortgage Trust

Series 2019-LIFE, Class E, 3.81%, 12/15/2037 ‡ (a) (k)	200	200

CGDBB Commercial Mortgage Trust

Series 2017-BIOC, Class C, 2.71%, 7/15/2032 ‡ (a) (k)	365	365

Citigroup Commercial Mortgage Trust

Series 2019-SMRT, Class D, 4.74%, 1/10/2036 ‡ (a) (k)	400	437

Series 2019-PRM, Class C, 3.90%, 5/10/2036 ‡ (a)	1,750	1,860

Series 2019-PRM, Class D, 4.35%, 5/10/2036 ‡ (a)	2,144	2,301

Series 2019-PRM, Class E, 4.89%, 5/10/2036 ‡ (a)	1,000	1,064

Series 2015-P1, Class D, 3.23%, 9/15/2048 ‡ (a)	2,000	1,932

Commercial Mortgage Trust

Series 2015-3BP, Class B, 3.24%, 2/10/2035 (a) (k)	14,370	15,283

Series 2020-CBM, Class D, 3.63%, 2/10/2037 (a) (k)	10,000	10,334

Series 2020-CBM, Class E, 3.63%, 2/10/2037 (a) (k)	10,000	10,105

Series 2014-UBS2, Class D, 5.00%, 3/10/2047 ‡ (a) (k)	1,500	1,461

Series 2014-LC15, Class D, 4.98%, 4/10/2047 ‡ (a) (k)	1,000	1,039

Series 2014-CR19, Class D, 4.73%, 8/10/2047 (a) (k)	3,291	3,388

Series 2014-CR20, Class D, 3.22%, 11/10/2047 ‡ (a)	4,000	3,913

Series 2014-CR21, Class D, 3.93%, 12/10/2047 ‡ (a) (k)	4,000	4,085

Series 2015-CR23, Class D, 4.25%, 5/10/2048 ‡ (k)	2,000	2,043

Series 2015-LC21, Class D, 4.30%, 7/10/2048 ‡ (k)	1,000	1,036

Series 2019-GC44, Class XA, IO, 0.66%, 8/15/2057 (k)	66,958	3,307

Credit Suisse Mortgage Capital Certificates

Series 2019-ICE4, Class B, 2.89%, 5/15/2036 ‡ (a) (k)	1,200	1,203

Series 2019-ICE4, Class D, 3.26%, 5/15/2036 ‡ (a) (k)	1,000	1,000

SEE NOTES TO FINANCIAL STATEMENTS.

336	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

DBGS Mortgage Trust Series 2018-5BP, Class D, 3.01%, 6/15/2033 ‡ (a) (k)	300	300

DBUBS Mortgage Trust Series 2011-LC1A, Class C, 5.69%, 11/10/2046 (a) (k)	245	251

FHLMC, Multi-Family Structured Pass-Through Certificates

Series K018, Class X1, IO, 1.30%, 1/25/2022 (k)	5,465	102

Series K721, Class X3, IO, 1.30%, 9/25/2022 (k)	6,071	193

Series K027, Class X1, IO, 0.76%, 1/25/2023 (k)	10,690	194

Series K034, Class X1, IO, 0.10%, 7/25/2023 (k)	165,408	593

Series K033, Class X1, IO, 0.30%, 7/25/2023 (k)	51,839	501

Series KC03, Class X1, IO, 0.49%, 11/25/2024 (k)	58,499	1,255

Series KC06, Class X1, IO, 0.90%, 6/25/2026 (k)	38,000	1,636

Series K734, Class X3, IO, 2.17%, 7/25/2026 (k)	40,000	4,735

Series KC05, Class X1, IO, 1.20%, 6/25/2027 (k)	28,991	1,938

Series K078, Class X1, IO, 0.09%, 6/25/2028 (k)	49,888	504

Series K082, Class X3, IO, 2.21%, 10/25/2028 (k)	8,700	1,405

Series K096, Class X3, IO, 2.11%, 7/25/2029 (k)	48,000	7,595

Series K090, Class X3, IO, 2.31%, 10/25/2029 (k)	32,598	5,913

Series K723, Class X3, IO, 1.92%, 10/25/2034 (k)	7,410	466

Series K025, Class X3, IO, 1.75%, 11/25/2040 (k)	3,360	145

Series K042, Class X3, IO, 1.60%, 1/25/2043 (k)	6,375	434

Series K054, Class X3, IO, 1.60%, 4/25/2043 (k)	3,700	313

Series K068, Class X3, IO, 2.06%, 10/25/2044 (k)	3,368	455

Series K059, Class X3, IO, 1.92%, 11/25/2044 (k)	5,700	643

Series K061, Class X3, IO, 1.97%, 12/25/2044 (k)	2,775	327

Series K070, Class X3, IO, 2.04%, 12/25/2044 (k)	16,537	2,275

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K072, Class X3, IO, 2.14%, 12/25/2045 (k)	1,200	176

Series K087, Class X3, IO, 2.32%, 1/25/2046 (k)	14,050	2,413

Series K097, Class X3, IO, 2.02%, 9/25/2046 (k)	20,477	3,294

Series K088, Class X3, IO, 2.35%, 2/25/2047 (k)	10,500	1,878

Series K093, Class X3, IO, 2.21%, 5/25/2047 (k)	50,000	8,579

Series K092, Class X3, IO, 2.25%, 5/25/2047 (k)	39,434	6,909

Series K095, Class X3, IO, 2.10%, 8/25/2047 (k)	25,000	4,135

Series K736, Class X3, IO, 2.01%, 9/25/2047 (k)	50,000	5,754

Series K099, Class X3, IO, 2.02%, 10/25/2047 (k)	13,745	2,126

FNMA ACES Series 2019-M21, Class X2, IO, 1.35%, 2/25/2031 (k)	34,938	3,977

FREMF Series 2018-KF46, Class B, 3.61%, 3/25/2028 (a) (k)	337	334

FREMF Mortgage Trust

Series 2017-K727, Class C, 3.74%, 7/25/2024 (a) (k)	4,000	4,168

Series 2017-KF36, Class B, 4.31%, 8/25/2024 (a) (k)	4,642	4,699

Series 2017-KF34, Class B, 4.36%, 8/25/2024 (a) (k)	6,031	6,089

Series 2017-KF38, Class B, 4.16%, 9/25/2024 (a) (k)	142	143

Series 2017-KF39, Class B, 4.16%, 11/25/2024 (a) (k)	165	167

Series 2018-KF42, Class B, 3.86%, 12/25/2024 (a) (k)	2,963	2,965

Series 2018-KF53, Class B, 3.71%, 10/25/2025 (k)	1,213	1,212

Series 2019-KC03, Class B, 4.37%, 1/25/2026 (a) (k)	5,000	5,324

Series 2019-KF62, Class B, 3.71%, 4/25/2026 (a) (k)	1,000	1,000

Series 2019-KC06, Class B, 3.82%, 9/25/2026 (a) (k)	7,600	7,754

Series 2010-K8, Class B, 5.29%, 9/25/2043 (a) (k)	1,050	1,053

Series 2011-K15, Class B, 4.96%, 8/25/2044 (a) (k)	135	141

Series 2012-K17, Class B, 4.32%, 12/25/2044 (a) (k)	280	292

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	337

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2012-K18, Class B, 4.25%, 1/25/2045 (a) (k)	385	403

Series 2012-K19, Class B, 4.02%, 5/25/2045 (a) (k)	300	314

Series 2012-K21, Class B, 3.94%, 7/25/2045 (a) (k)	530	553

Series 2012-K22, Class B, 3.69%, 8/25/2045 (a) (k)	190	199

Series 2013-K26, Class B, 3.60%, 12/25/2045 (a) (k)	6,500	6,822

Series 2011-K12, Class B, 4.34%, 1/25/2046 (a) (k)	500	510

Series 2013-K31, Class C, 3.63%, 7/25/2046 (a) (k)	3,000	3,147

Series 2013-K34, Class B, 3.73%, 9/25/2046 (a) (k)	1,000	1,065

Series 2011-K14, Class B, 5.18%, 2/25/2047 (a) (k)	1,100	1,139

Series 2014-K716, Class B, 3.95%, 8/25/2047 (a) (k)	250	256

Series 2014-K40, Class C, 4.07%, 11/25/2047 (a) (k)	2,000	2,138

Series 2011-K13, Class B, 4.61%, 1/25/2048 (a) (k)	600	614

Series 2015-K49, Class B, 3.72%, 10/25/2048 (a) (k)	10,165	10,877

Series 2015-K51, Class C, 3.95%, 10/25/2048 (a) (k)	4,955	5,255

Series 2011-K11, Class B, 4.42%, 12/25/2048 (a) (k)	305	310

Series 2017-K726, Class C, 3.97%, 7/25/2049 (a) (k)	2,300	2,429

Series 2017-K729, Class B, 3.67%, 11/25/2049 (a) (k)	200	211

Series 2017-K729, Class C, 3.67%, 11/25/2049 (a) (k)	3,000	3,136

Series 2017-K62, Class C, 3.87%, 1/25/2050 (a) (k)	10,500	11,148

Series 2017-K728, Class B, 3.65%, 11/25/2050 (a) (k)	1,825	1,922

GNMA

Series 2015-115, IO, 0.57%, 7/16/2057 (k)	2,659	113

Series 2017-54, IO, 0.65%, 12/16/2058 (k)	18,152	1,033

Series 2017-23, IO, 0.72%, 5/16/2059 (k)	3,349	187

GPMT Ltd. (Cayman Islands) Series 2018-FL1, Class A, 2.53%, 11/21/2035 (a) (k)	102	102

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GRACE Mortgage Trust Series 2014-GRCE, Class B, 3.52%, 6/10/2028 ‡ (a)	4,100	4,161

GS Mortgage Securities Corp. Trust

Series 2016-RENT, Class C, 4.07%, 2/10/2029 ‡ (a) (k)	4,200	4,254

Series 2016-RENT, Class E, 4.07%, 2/10/2029 ‡ (a) (k)	2,000	2,019

GS Mortgage Securities Trust

Series 2013-GC12, Class E, 3.25%, 6/10/2046 ‡ (a)	2,000	1,712

Series 2013-GC12, Class D, 4.45%, 6/10/2046 ‡ (a) (k)	2,000	2,029

Series 2013-GC14, Class D, 4.75%, 8/10/2046 ‡ (a) (k)	874	917

Series 2015-GC34, Class D, 2.98%, 10/10/2048 ‡	1,500	1,393

JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class E, 4.24%, 1/15/2049 ‡ (a) (k)	2,320	2,334

KNDL Mortgage Trust Series 2019-KNSQ, Class A, 2.46%, 5/15/2036 (a) (k)	950	951

LB-UBS Commercial Mortgage Trust Series 2007-C6, Class AJ, 6.26%, 7/15/2040 (k)	201	202

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2014-C15, Class C, 4.91%, 4/15/2047 (k)	300	331

Series 2014-C17, Class D, 4.74%, 8/15/2047 (a) (k)	2,000	2,081

Series 2015-C23, Class D, 4.15%, 7/15/2050 ‡ (a) (k)	2,000	2,032

Morgan Stanley Capital I Trust

Series 2018-SUN, Class B, 2.86%, 7/15/2035 ‡ (a) (k)	250	250

Series 2011-C1, Class E, 5.37%, 9/15/2047 ‡ (a) (k)	3,000	3,083

MRCD Mortgage Trust

Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	6,960	7,255

Series 2019-PARK, Class B, 2.72%, 12/15/2036 ‡ (a)	6,000	6,163

Series 2019-PARK, Class D, 2.72%, 12/15/2036 ‡ (a)	10,000	10,022

Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (a)	7,500	7,368

Multi-Family Connecticut Avenue Securities Trust Series 2019-01, Class M7, 3.33%, 10/15/2049 ‡ (a) (k)	3,541	3,537

SEE NOTES TO FINANCIAL STATEMENTS.

338	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Nationslink Funding Corp. Commercial Loan Pass-Through Certificates Series 1999-LTL1, Class E, 5.00%, 1/22/2026 ‡ (a)	409	419

Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (k)	3,099	3,193

WFRBS Commercial Mortgage Trust

Series 2013-C11, Class B, 3.71%, 3/15/2045 ‡ (k)	150	157

Series 2013-C12, Class B, 3.86%, 3/15/2048 (k)	150	157

Series 2014-C22, Class D, 3.90%, 9/15/2057 (a) (k)	1,000	880

Total Commercial Mortgage-Backed Securities (Cost $318,551)		324,932

Foreign Government Securities — 0.9%

Arab Republic of Egypt (Egypt)

6.13%, 1/31/2022 (i)	700	724

5.58%, 2/21/2023 (i)	500	516

5.88%, 6/11/2025 (i)	500	525

Democratic Socialist Republic of Sri Lanka (Sri Lanka)

6.25%, 7/27/2021 (i)	1,000	1,014

5.75%, 4/18/2023 (i)	1,100	1,090

6.85%, 3/14/2024 (a)	1,120	1,131

6.35%, 6/28/2024 (a)	350	347

Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024 (i)	3,300	3,494

Federal Republic of Nigeria (Nigeria)

6.38%, 7/12/2023 (i)	2,000	2,126

7.63%, 11/21/2025 (i)	1,300	1,424

Gabonese Republic (Gabon) 6.38%, 12/12/2024 (i)	1,345	1,408

Lebanese Republic (Lebanon) 6.38%, 3/9/2020	4,362	1,968

Republic of Angola (Angola) 9.50%, 11/12/2025 (i)	3,000	3,344

Republic of Ecuador (Ecuador) 10.75%, 1/31/2029 (i)	3,249	2,474

Republic of El Salvador (El Salvador) 5.88%, 1/30/2025 (i)	3,100	3,272

Republic of Kenya (Kenya) 6.88%, 6/24/2024 (i)	3,300	3,525

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ukraine Government Bond (Ukraine)

7.75%, 9/1/2020 (i)	100	101

7.75%, 9/1/2021 (i)	1,200	1,263

7.75%, 9/1/2023 (i)	3,700	4,000

Total Foreign Government Securities (Cost $36,086)		33,746

	SHARES (000)
Short-Term Investments — 2.6%

Investment Companies — 2.3%

JPMorgan Prime Money Market Fund Class IM Shares, 1.67% (n) (o)(Cost $88,579)	88,546	88,599

Investment of Cash Collateral from Securities Loaned — 0.2%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.51% (n) (o) (Cost $7,158)	7,158	7,158

	PRINCIPAL AMOUNT ($000)

U.S. Treasury Obligations — 0.1%

U.S. Treasury Bills 1.52%, 4/23/2020 (p) (q) (Cost $2,079)	2,084	2,081

Total Short-Term Investments (Cost $97,816)		97,838

Total Investments — 99.9% (Cost $3,762,898)		3,817,125
Other Assets Less Liabilities — 0.1%		4,587

NET ASSETS — 100.0%		3,821,712

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	339

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2020 (continued)

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of February 29, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 29, 2020.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 29, 2020.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 is approximately $6,861,000.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 29, 2020.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(j)	Defaulted security.
(k)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 29, 2020.
(l)	Amount rounds to less than one thousand.
(m)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of February 29, 2020.
(p)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(q)	The rate shown is the effective yield as of February 29, 2020.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

340	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

Futures contracts outstanding as of February 29, 2020 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts
U.S. Treasury 2 Year Note	1,235	06/2020	USD	269,645	1,589
U.S. Treasury 5 Year Note	2,559	06/2020	USD	314,098	1,996
U.S. Treasury Ultra Bond	53	06/2020	USD	11,017	324

					3,909

Short Contracts
U.S. Treasury 10 Year Note	(1,048)	06/2020	USD	(141,185)	(2,189)
U.S. Treasury 10 Year Ultra Note	(446)	06/2020	USD	(67,012)	(1,248)
U.S. Treasury Long Bond	(26)	06/2020	USD	(4,431)	(114)

					(3,551)

					358

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	341

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2020

(Amounts in thousands, except per share amounts)

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund		JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
ASSETS:
Investments in non-affiliates, at value	$32,708,226	$14,583,649		$958,130		$2,245,857
Investments in affiliates, at value	1,345,081	1,097,752		72,982		163,468
Investment of cash collateral received from securities loaned, at value (See Note 2.H.)	182,803	182,583		851		—
Restricted cash for OTC derivatives	—	480		—		—
Cash	4,651	—		2,967		328
Foreign currency, at value	—	327		57		—
Deposits at broker for futures contracts	—	3,815		—		—
Receivables:
Investment securities sold	51,128	129,775		29,970		3
Investment securities sold — delayed delivery securities	63,566	—		585		—
Fund shares sold	133,307	41,230		14		35,757
Interest and dividends from non-affiliates	137,167	85,920		3,161		7,194
Dividends from affiliates	1,734	1,344		86		149
Tax reclaims	—	—	(a)	53		—
Securities lending income (See Note 2.H.)	28	47		—	(a)	—
Variation margin on futures contracts	—	9,338		—		—
Variation margin on centrally cleared swaps (net upfront receipts of $0, $9,426, $0 and $0, respectively)	—	4,679		—		—
Unrealized appreciation on forward foreign currency exchange contracts	—	855		—		—
Outstanding OTC swap contracts, at value (net upfront payments of $0, $1,388, $0 and $0, respectively)	—	593		—		—

Total Assets	34,627,691	16,142,387		1,068,856		2,452,756

LIABILITIES:
Payables:
Due to custodian	—	693		—		—
Investment securities purchased	50,020	166,363		51,166		20,310
Investment securities purchased — delayed delivery securities	361,174	76,573		—		31,157
Collateral received on securities loaned (See Note 2.H.)	182,803	182,583		851		—
Fund shares redeemed	56,010	38,247		9,818		6,469
Unrealized depreciation on forward foreign currency exchange contracts	—	649		—		—
Unrealized depreciation on unfunded commitments	—	—		4		—
Accrued liabilities:
Investment advisory fees	7,152	3,524		471		411
Administration fees	1,183	817		65		87
Distribution fees	739	490		16		125
Service fees	1,519	300		30		183
Custodian and accounting fees	262	240		26		22
Trustees’ and Chief Compliance Officer’s fees	3	1		—		—
Deferred foreign capital gains tax	—	3		—		—
Other	1,492	850		223		137

Total Liabilities	662,357	471,333		62,670		58,901

Net Assets	$33,965,334	$15,671,054		$1,006,186		$2,393,855

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

342	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
NET ASSETS:
Paid-in-Capital	$31,586,776	$14,799,197	$1,305,666	$2,234,149
Total distributable earnings (loss) (a)	2,378,558	871,857	(299,480)	159,706

Total Net Assets	$33,965,334	$15,671,054	$1,006,186	$2,393,855

Net Assets:
Class A	$2,252,691	$1,818,636	$31,754	$441,395
Class C	463,544	197,747	15,886	40,117
Class I	9,781,487	2,912,783	388,979	1,277,275
Class L	—	334,418	—	—
Class R2	88,227	49,308	—	34,898
Class R3	15,807	9,629	—	23,849
Class R4	1,403	4,057	—	7,982
Class R5	315,213	19,644	—	—
Class R6	21,046,962	10,324,832	569,567	568,339

Total	$33,965,334	$15,671,054	$1,006,186	$2,393,855

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	183,656	208,707	3,555	39,554
Class C	37,525	22,555	1,785	3,607
Class I	798,073	334,423	43,552	114,531
Class L	—	38,337	—	—
Class R2	7,204	5,659	—	3,130
Class R3	1,293	1,107	—	2,139
Class R4	115	466	—	716
Class R5	25,752	2,254	—	—
Class R6	1,714,983	1,184,309	63,775	50,970

Net Asset Value (b):
Class A — Redemption price per share	$12.27	$8.71	$8.93	$11.16
Class C — Offering price per share (c)	12.35	8.77	8.90	11.12
Class I — Offering and redemption price per share	12.26	8.71	8.93	11.15
Class L — Offering and redemption price per share	—	8.72	—	—
Class R2 — Offering and redemption price per share	12.25	8.71	—	11.15
Class R3 — Offering and redemption price per share	12.23	8.70	—	11.15
Class R4 — Offering and redemption price per share	12.24	8.70	—	11.15
Class R5 — Offering and redemption price per share	12.24	8.71	—	—
Class R6 — Offering and redemption price per share	12.27	8.72	8.93	11.15
Class A maximum sales charge	3.75%	3.75%	2.25%	3.75%
Class A maximum public offering price per share
[net asset value per share/(100% — maximum sales charge)]	$12.75	$9.05	$9.14	$11.59

Cost of investments in non-affiliates	$30,440,099	$13,725,556	$1,005,871	$2,083,413
Cost of investments in affiliates	1,344,812	1,097,495	72,982	163,468
Cost of foreign currency	—	333	60	—
Investment securities on loan, at value (See Note 2.H.)	178,097	175,797	811	—
Cost of investment of cash collateral (See Note 2.H.)	182,792	182,573	851	—

(a)

Total distributable earnings for JPMorgan Floating Rate Income Fund have been aggregated to conform to the current presentation requirements for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 2.O.

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(c)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	343

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan High Yield Fund	JPMorgan Income Fund		JPMorgan Inflation Managed Bond Fund		JPMorgan Limited Duration Bond Fund
ASSETS:
Investments in non-affiliates, at value	$6,632,376	$6,055,669		$1,372,432		$1,201,538
Investments in affiliates, at value	187,602	34,094		36,595		95,534
Investment of cash collateral received from securities loaned, at value (See Note 2.H.)	457,945	133,880		1,453		8
Restricted cash for OTC derivatives	—	650		—		—
Cash	1,377	14,355		—		112
Foreign currency, at value	665	—		—		—
Deposits at broker for futures contracts	—	9,721		—		—
Deposits at broker for centrally cleared swaps	—	12,622		—		—
Receivables:
Due from custodian	3,638	8,492		—		—
Investment securities sold	9,747	26		10,045		83
Investment securities sold — delayed delivery securities	170	2		—		—
Fund shares sold	4,251	39,535		324		6,021
Interest and dividends from non-affiliates	102,463	53,436		5,790		2,616
Dividends from affiliates	609	48		38		128
Securities lending income (See Note 2.H.)	182	39		1		—	(a)
Variation margin on futures contracts	—	8,170		945		—
Variation margin on centrally cleared swaps (net upfront receipts of $0, $23,476, $0 and $0, respectively)	—	842		—		—

Total Assets	7,401,025	6,371,581		1,427,623		1,306,040

LIABILITIES:
Payables:
Due to custodian	—	—		48		—
Distributions	—	99		—		—
Investment securities purchased	101,810	118,272		26,701		6
Investment securities purchased — delayed delivery securities	516	102		7,165		5,985
Collateral received on securities loaned (See Note 2.H.)	457,945	133,880		1,453		8
Fund shares redeemed	22,456	38,469		120		2,412
Variation margin on centrally cleared swaps (net upfront receipts of $0, $0, $12 and $0, respectively)	—	—		3,086		—
Outstanding OTC swap contracts, at value (net upfront receipts of $0, $1,665, $0 and $0, respectively)	—	4,480		—		—
Accrued liabilities:
Investment advisory fees	2,789	909		269		145
Administration fees	414	50		62		48
Distribution fees	162	672		7		50
Service fees	251	31		32		87
Custodian and accounting fees	113	58		60		24
Trustees’ and Chief Compliance Officer’s fees	2	—	(a)	—	(a)	—	(a)
Other	995	665		238		170

Total Liabilities	587,453	297,687		39,241		8,935

Net Assets	$6,813,572	$6,073,894		$1,388,382		$1,297,105

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

344	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Inflation Managed Bond Fund	JPMorgan Limited Duration Bond Fund
NET ASSETS:
Paid-in-Capital	$7,443,000	$6,005,184	$1,424,776	$1,291,789
Total distributable earnings (loss)	(629,428)	68,710	(36,394)	5,316

Total Net Assets	$6,813,572	$6,073,894	$1,388,382	$1,297,105

Net Assets:
Class A	$496,262	$838,317	$25,555	$189,571
Class C	94,217	939,761	3,871	21,366
Class I	1,401,211	3,652,760	175,319	342,871
Class R2	5,636	—	—	—
Class R3	383	—	—	—
Class R4	35	—	—	—
Class R5	28,706	—	14,442	—
Class R6	4,787,122	643,056	1,169,195	743,297

Total	$6,813,572	$6,073,894	$1,388,382	$1,297,105

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	70,171	86,485	2,447	18,637
Class C	13,290	96,967	373	2,124
Class I	196,882	377,195	16,796	33,711
Class R2	798	—	—	—
Class R3	54	—	—	—
Class R4	5	—	—	—
Class R5	4,024	—	1,378	—
Class R6	672,377	66,429	111,829	72,962

Net Asset Value (a):
Class A — Redemption price per share	$7.07	$9.69	$10.44	$10.17
Class C — Offering price per share (b)	7.09	9.69	10.39	10.06
Class I — Offering and redemption price per share	7.12	9.68	10.44	10.17
Class R2 — Offering and redemption price per share	7.06	—	—	—
Class R3 — Offering and redemption price per share	7.12	—	—	—
Class R4 — Offering and redemption price per share	7.12	—	—	—
Class R5 — Offering and redemption price per share	7.13	—	10.48	—
Class R6 — Offering and redemption price per share	7.12	9.68	10.46	10.19
Class A maximum sales charge	3.75%	3.75%	3.75%	2.25%
Class A maximum public offering price per share
[net asset value per share/(100% — maximum sales charge)]	$7.35	$10.07	$10.85	$10.40

Cost of investments in non-affiliates	$6,734,041	$6,003,314	$1,326,258	$1,183,814
Cost of investments in affiliates	187,602	34,093	36,592	95,507
Cost of foreign currency	723	—	—	—
Investment securities on loan, at value (See Note 2.H.)	433,562	127,176	1,415	8
Cost of investment of cash collateral (See Note 2.H.)	457,901	133,870	1,453	8

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	345

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2020 (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Mortgage-Backed Securities Fund		JPMorgan Short Duration Bond Fund		JPMorgan Short Duration Core Plus Fund
ASSETS:
Investments in non-affiliates, at value	$2,845,962		$3,077,215		$3,721,368
Investments in affiliates, at value	196,979		43,227		88,599
Investment of cash collateral received from securities loaned, at value (See Note 2.H.)	—		—		7,158
Cash	—		726		—
Foreign currency, at value	—		—		12
Receivables:
Investment securities sold	108		111		1,346
Investment securities sold — delayed delivery securities	10,240		—		4,736
Fund shares sold	12,873		13,035		4,896
Interest and dividends from non-affiliates	9,438		12,148		19,006
Dividends from affiliates	245		51		4
Tax reclaims	—		—		4
Securities lending income (See Note 2.H.)	—		—	(a)	3
Variation margin on futures contracts	—		—		276

Total Assets	3,075,845		3,146,513		3,847,408

LIABILITIES:
Payables:
Due to custodian	13		—		1,311
Investment securities purchased	1,079		6,435		422
Investment securities purchased — delayed delivery securities	57,433		3,358		14,611
Collateral received on securities loaned (See Note 2.H.)	—		—		7,158
Fund shares redeemed	4,505		5,923		1,129
Variation margin on futures contracts	—		661		—
Accrued liabilities:
Investment advisory fees	394		462		516
Administration fees	72		136		77
Distribution fees	36		73		22
Service fees	188		34		13
Custodian and accounting fees	56		45		24
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—		—	(a)
Other	160		241		413

Total Liabilities	63,936		17,368		25,696

Net Assets	$3,011,909		$3,129,145		$3,821,712

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

346	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

	JPMorgan Mortgage-Backed Securities Fund	JPMorgan Short Duration Bond Fund	JPMorgan Short Duration Core Plus Fund
NET ASSETS:
Paid-in-Capital	$2,894,880	$3,091,946	$3,781,395
Total distributable earnings (loss)	117,029	37,199	40,317

Total Net Assets	$3,011,909	$3,129,145	$3,821,712

Net Assets:
Class A	$149,102	$305,826	$95,222
Class C	12,887	23,359	7,825
Class I	1,451,956	673,511	187,225
Class R6	1,397,964	2,126,449	3,531,440

Total	$3,011,909	$3,129,145	$3,821,712

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	12,563	27,810	9,781
Class C	1,119	2,109	805
Class I	125,712	61,161	19,230
Class R6	121,069	193,142	362,782

Net Asset Value (a):
Class A — Redemption price per share	$11.87	$11.00	$9.74
Class C — Offering price per share (b)	11.52	11.08	9.72
Class I — Offering and redemption price per share	11.55	11.01	9.74
Class R6 — Offering and redemption price per share	11.55	11.01	9.73
Class A maximum sales charge	3.75%	2.25%	2.25%
Class A maximum public offering price per share
[net asset value per share/(100% — maximum sales charge)]	$12.33	$11.25	$9.96

Cost of investments in non-affiliates	$2,730,555	$3,020,173	$3,667,161
Cost of investments in affiliates	196,939	43,227	88,579
Cost of foreign currency	—	—	12
Investment securities on loan, at value (See Note 2.H.)	—	—	6,861
Cost of investment of cash collateral (See Note 2.H.)	—	—	7,158

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	347

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 29, 2020

(Amounts in thousands)

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$996,769	$521,156	$82,098		$55,599
Interest income from affiliates	20	5	33		— (a)
Dividend income from non-affiliates	156	13	1,188		—
Dividend income from affiliates	13,683	13,590	1,496		2,112
Income from securities lending (net) (See Note 2.H.)	350	854	26		—

Total investment income	1,010,978	535,618	84,841		57,711

EXPENSES:
Investment advisory fees	89,583	44,150	7,942		5,821
Administration fees	14,547	9,892	1,083		1,526
Distribution fees:
Class A	5,292	3,699	133		1,001
Class C	3,605	1,398	149		261
Class R2	443	147	—		197
Class R3	30	18	—		49
Service fees:
Class A	5,292	3,699	133		1,001
Class C	1,202	466	50		87
Class I	20,961	5,841	1,553		2,702
Class L	—	333	—		—
Class R2	221	74	—		98
Class R3	30	18	—		49
Class R4	14	9	—		15
Class R5	278	17	—		—
Custodian and accounting fees	1,190	1,035	80		117
Interest expense to affiliates	17	14	—	(a)	—
Professional fees	452	295	176		94
Collateral management fees	—	15	—		—
Trustees’ and Chief Compliance Officer’s fees	144	81	31		32
Printing and mailing costs	2,917	1,631	38		233
Registration and filing fees	732	430	119		210
Transfer agency fees (See Note 2.K.)	368	244	42		101
Other	329	263	48		37

Total expenses	147,647	73,769	11,577		13,631

Less fees waived	(13,080)	(7,736)	(1,367)		(2,951)
Less expense reimbursements	(50)	—	—		(10)

Net expenses	134,517	66,033	10,210		10,670

Net investment income (loss)	$876,461	$469,585	$74,631		$47,041

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

348	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$311,034	$109,316 (a)	$(32,933)	$512
Investments in affiliates	(38)	(49)	—	—
Options purchased	—	(1,120)	—	—
Futures contracts	—	20,545	—	—
Foreign currency transactions	—	(157)	— (b)	—
Forward foreign currency exchange contracts	—	2,114	—	—
Swaps	—	(7,819)	—	—

Net realized gain (loss)	310,996	122,830	(32,933)	512

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	2,335,784	939,308	(11,126)	156,975
Investments in affiliates	228	126	—	—
Futures contracts	—	12,995	—	—
Foreign currency translations	—	(42)	(1)	—
Forward foreign currency exchange contracts	—	31	—	—
Swaps	—	1,452	—	—
Unfunded commitments	—	—	18	—

Change in net unrealized appreciation/depreciation	2,336,012	953,870	(11,109)	156,975

Net realized/unrealized gains (losses)	2,647,008	1,076,700	(44,042)	157,487

Change in net assets resulting from operations	$3,523,469	$1,546,285	$30,589	$204,528

(a)	Net of foreign capital gains tax of less than $1,000 for JPMorgan Core Plus Bond Fund.
(b)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	349

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 29, 2020 (continued)

(Amounts in thousands)

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Inflation Managed Bond Fund	JPMorgan Limited Duration Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$513,116	$130,438	$31,580	$31,940
Interest income from affiliates	7	4	521	—	(a)
Dividend income from non-affiliates	1,055	2,914	—	—
Dividend income from affiliates	7,885	1,109	379	1,786
Income from securities lending (net) (See Note 2.H.)	2,288	279	2	—	(a)

Total investment income	524,351	134,744	32,482	33,726

EXPENSES:
Investment advisory fees	44,716	7,713	3,370	2,548
Administration fees	6,255	1,889	800	884
Distribution fees:
Class A	1,394	1,211	63	428
Class C	823	2,844	39	150
Class R2	32	—	—	—
Class R3	1	—	—	—
Service fees:
Class A	1,394	1,211	63	428
Class C	275	948	13	50
Class I	7,161	3,105	444	719
Class R2	16	—	—	—
Class R3	1	—	—	—
Class R4	— (a)	—	—	—
Class R5	32	—	15	—
Custodian and accounting fees	426	288	211	148
Interest expense to affiliates	48	51	23	1
Professional fees	215	141	107	90
Collateral management fees	11	11	16	—
Trustees’ and Chief Compliance Officer’s fees	58	32	29	30
Printing and mailing costs	1,017	172	19	102
Registration and filing fees	316	1,033	86	223
Transfer agency fees (See Note 2.K.)	1,020	49	13	25
Other	134	167	69	25

Total expenses	65,345	20,865	5,380	5,851

Less fees waived	(8,474)	(6,432)	(502)	(1,536)
Less expense reimbursements	(5)	(43)	(3)	—

Net expenses	56,866	14,390	4,875	4,315

Net investment income (loss)	$467,485	$120,354	$27,607	$29,411

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

350	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Inflation Managed Bond Fund	JPMorgan Limited Duration Bond Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(20,598)	$5,699	$14,108	$215
Investments in affiliates	—	(1)	7	10
Options purchased	—	(2,360)	—	—
Futures contracts	—	9,252	6,031	—
Foreign currency transactions	— (a)	—	—	—
Options written	—	382	—	—
Swaps	2,881	(5,965)	(25,327)	—

Net realized gain (loss)	(17,717)	7,007	(5,181)	225

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(41,664)	50,742	46,639	20,687
Investments in affiliates	44	10	— (a)	11
Futures contracts	—	10,954	1,820	—
Foreign currency translations	(19)	1	—	—
Swaps	(125)	2,908	(317)	—

Change in net unrealized appreciation/depreciation	(41,764)	64,615	48,142	20,698

Net realized/unrealized gains (losses)	(59,481)	71,622	42,961	20,923

Change in net assets resulting from operations	$408,004	$191,976	$70,568	$50,334

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	351

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 29, 2020 (continued)

(Amounts in thousands)

	JPMorgan Mortgage-Backed Securities Fund	JPMorgan Short Duration Bond Fund	JPMorgan Short Duration Core Plus Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$84,010	$85,315	$45,270
Interest income from affiliates	1	— (a)	1
Dividend income from affiliates	2,498	487	1,492
Income from securities lending (net) (See Note 2.H.)	—	1	22

Total investment income	86,509	85,803	46,785

EXPENSES:
Investment advisory fees	6,898	7,080	4,134
Administration fees	1,848	2,309	1,240
Distribution fees:
Class A	313	649	199
Class C	84	198	46
Service fees:
Class A	313	649	199
Class C	28	66	15
Class I	2,770	1,734	357
Custodian and accounting fees	303	278	137
Interest expense to affiliates	5	4	2
Professional fees	111	112	118
Collateral management fees	—	—	5
Trustees’ and Chief Compliance Officer’s fees	34	36	29
Printing and mailing costs	220	276	75
Registration and filing fees	185	170	449
Transfer agency fees (See Note 2.K.)	39	59	22
Other	33	25	31

Total expenses	13,184	13,645	7,058

Less fees waived	(4,994)	(2,812)	(1,314)
Less expense reimbursements	—	—	(2)

Net expenses	8,190	10,833	5,742

Net investment income (loss)	78,319	74,970	41,043

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	13,117	15,077	3,172
Investments in affiliates	24	—	(34)
Futures contracts	—	(3,984)	(1,214)
Foreign currency transactions	—	—	(1)
Swaps	—	—	(232)

Net realized gain (loss)	13,141	11,093	1,691

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	110,587	65,028	53,191
Investments in affiliates	15	—	20
Futures contracts	—	742	331
Foreign currency translations	—	—	— (a)
Swaps	—	—	(4)

Change in net unrealized appreciation/depreciation	110,602	65,770	53,538

Net realized/unrealized gains (losses)	123,743	76,863	55,229

Change in net assets resulting from operations	$202,062	$151,833	$96,272

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

352	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$876,461	$834,415	$469,585	$428,300
Net realized gain (loss)	310,996	(47,555)	122,830	(76,023)
Change in net unrealized appreciation/depreciation	2,336,012	46,703	953,870	82,660

Change in net assets resulting from operations	3,523,469	833,563	1,546,285	434,937

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(62,556)	(49,369)	(43,600)	(35,091)
Class C	(11,014)	(11,509)	(4,226)	(4,006)
Class I	(271,840)	(207,109)	(75,905)	(46,108)
Class L	—	—	(10,655)	(11,886)
Class R2	(2,311)	(2,230)	(722)	(505)
Class R3	(353)	(138)	(203)	(150)
Class R4	(180)	(168)	(116)	(64)
Class R5	(9,144)	(10,780)	(542)	(244)
Class R6	(666,319)	(579,928)	(339,224)	(325,291)

Total distributions to shareholders	(1,023,717)	(861,231)	(475,193)	(423,345)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,914,260	1,074,248	578,204	2,085,776

NET ASSETS:
Change in net assets	4,414,012	1,046,580	1,649,296	2,097,368
Beginning of period	29,551,322	28,504,742	14,021,758	11,924,390

End of period	$33,965,334	$29,551,322	$15,671,054	$14,021,758

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	353

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Floating Rate Income Fund			JPMorgan Government Bond Fund
	Year Ended February 29, 2020	Period September 1, 2018 to February 28, 2019 (a)	Year Ended August 31, 2018	Year Ended February 29, 2020	Year Ended February 28, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$74,631	$66,866	$105,864	$47,041	$33,070
Net realized gain (loss)	(32,933)	(24,500)	(22,967)	512	(574)
Change in net unrealized appreciation/depreciation	(11,109)	(25,491)	7,907	156,975	8,006

Change in net assets resulting from operations	30,589	16,875	90,804	204,528	40,502

DISTRIBUTIONS TO SHAREHOLDERS: (b)
Class A	(2,535)	(3,466)	(4,238)	(8,417)	(8,654)
Class C	(860)	(512)	(733)	(520)	(574)
Class I	(31,627)	(32,067)	(54,644)	(25,639)	(15,803)
Class R2	—	—	—	(689)	(847)
Class R3	—	—	—	(385)	(184)
Class R4	—	—	—	(133)	(75)
Class R6	(38,411)	(31,937)	(43,768)	(11,418)	(6,826)

Total distributions to shareholders	(73,433)	(67,982)	(103,383)	(47,201)	(32,963)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,172,691)	(801,230)	670,828	522,884	391,699

NET ASSETS:
Change in net assets	(1,215,535)	(852,337)	658,249	680,211	399,238
Beginning of period	2,221,721	3,074,058	2,415,809	1,713,644	1,314,406

End of period	$1,006,186	$2,221,721	$3,074,058	$2,393,855	$1,713,644

(a)	The Fund changed its fiscal year end from August 31st to the last day of February.
(b)

The distributions for the year ended August 31, 2018 for JPMorgan Floating Rate Income Fund have been reclassified to conform to current period presentation for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 2.O. Prior period balances were as follows:

JPMorgan Floating Rate Income Fund
Year Ended August 31, 2018
Class A
From net investment income	$(4,238)
Class C
From net investment income	(733)
Class I
From net investment income	(54,644)
Class R6
From net investment income	(43,768)

SEE NOTES TO FINANCIAL STATEMENTS.

354	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$467,485	$510,374	$120,354	$16,590
Net realized gain (loss)	(17,717)	(138,661)	7,007	(134)
Distributions of capital gains received from investment company affiliates	—	—	—	— (a)
Change in net unrealized appreciation/depreciation	(41,764)	(62,360)	64,615	3,127

Change in net assets resulting from operations	408,004	309,353	191,976	19,583

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(30,367)	(34,884)	(23,208)	(8,417)
Class C	(5,338)	(7,225)	(16,011)	(1,701)
Class I	(160,714)	(191,263)	(62,042)	(2,241)
Class R2	(327)	(366)	—	—
Class R3	(19)	(11)	—	—
Class R4	(3)	(2)	—	—
Class R5	(1,795)	(3,740)	—	—
Class R6	(275,599)	(275,004)	(20,872)	(4,099)

Total distributions to shareholders	(474,162)	(512,495)	(122,133)	(16,458)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,679,729)	(260,357)	5,452,541	358,580

NET ASSETS:
Change in net assets	(1,745,887)	(463,499)	5,522,384	361,705
Beginning of period	8,559,459	9,022,958	551,510	189,805

End of period	$6,813,572	$8,559,459	$6,073,894	$551,510

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	355

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Inflation Managed Bond Fund		JPMorgan Limited Duration Bond Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$27,607	$30,644	$29,411	$25,426
Net realized gain (loss)	(5,181)	(17,433)	225	82
Change in net unrealized appreciation/depreciation	48,142	2,352	20,698	1,851

Change in net assets resulting from operations	70,568	15,563	50,334	27,359

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(572)	(561)	(3,762)	(2,980)
Class C	(88)	(93)	(344)	(292)
Class I	(4,416)	(4,918)	(6,968)	(5,526)
Class R5	(375)	(304)	—	—
Class R6	(22,043)	(24,907)	(18,492)	(16,466)

Total distributions to shareholders	(27,494)	(30,783)	(29,566)	(25,264)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	241,179	(321,627)	168,649	93,742

NET ASSETS:
Change in net assets	284,253	(336,847)	189,417	95,837
Beginning of period	1,104,129	1,440,976	1,107,688	1,011,851

End of period	$1,388,382	$1,104,129	$1,297,105	$1,107,688

SEE NOTES TO FINANCIAL STATEMENTS.

356	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

	JPMorgan Mortgage-Backed Securities Fund		JPMorgan Short Duration Bond Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$78,319	$64,778	$74,970	$67,098
Net realized gain (loss)	13,141	1,128	11,093	(19,093)
Change in net unrealized appreciation/depreciation	110,602	7,065	65,770	31,405

Change in net assets resulting from operations	202,062	72,971	151,833	79,410

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,897)	(3,159)	(5,572)	(4,154)
Class C	(304)	(261)	(424)	(333)
Class I	(38,740)	(29,384)	(16,478)	(15,278)
Class R6	(43,965)	(32,459)	(52,709)	(47,152)

Total distributions to shareholders	(86,906)	(65,263)	(75,183)	(66,917)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	703,681	220,489	(111,701)	(506,145)

NET ASSETS:
Change in net assets	818,837	228,197	(35,051)	(493,652)
Beginning of period	2,193,072	1,964,875	3,164,196	3,657,848

End of period	$3,011,909	$2,193,072	$3,129,145	$3,164,196

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	357

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Short Duration Core Plus Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$41,043	$5,134
Net realized gain (loss)	1,691	(1,048)
Change in net unrealized appreciation/depreciation	53,538	2,427

Change in net assets resulting from operations	96,272	6,513

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,895)	(1,798)
Class C	(113)	(64)
Class I	(3,630)	(2,308)
Class R6	(35,361)	(931)

Total distributions to shareholders	(40,999)	(5,101)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	3,490,718	177,188

NET ASSETS:
Change in net assets	3,545,991	178,600
Beginning of period	275,721	97,121

End of period	$3,821,712	$275,721

SEE NOTES TO FINANCIAL STATEMENTS.

358	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$985,175	$697,404	$904,706	$757,112
Distributions reinvested	60,436	46,635	42,523	34,150
Cost of shares redeemed	(834,777)	(1,009,154)	(493,402)	(550,141)

Change in net assets resulting from Class A capital transactions	$210,834	$(265,115)	$453,827	$241,121

Class C
Proceeds from shares issued	$126,977	$41,213	$51,455	$22,825
Distributions reinvested	10,436	10,862	4,115	3,865
Cost of shares redeemed	(236,648)	(165,271)	(45,644)	(61,213)

Change in net assets resulting from Class C capital transactions	$(99,235)	$(113,196)	$9,926	$(34,523)

Class I
Proceeds from shares issued	$3,894,854	$2,913,769	$1,528,588	$1,086,188
Distributions reinvested	258,158	195,599	71,377	42,096
Cost of shares redeemed	(2,335,212)	(3,010,989)	(619,949)	(546,496)

Change in net assets resulting from Class I capital transactions	$1,817,800	$98,379	$980,016	$581,788

Class L
Proceeds from shares issued	$—	$—	$85,190	$67,348
Distributions reinvested	—	—	10,036	11,126
Cost of shares redeemed	—	—	(116,822)	(189,695)

Change in net assets resulting from Class L capital transactions	$—	$—	$(21,596)	$(111,221)

Class R2
Proceeds from shares issued	$21,565	$14,700	$39,918	$6,987
Distributions reinvested	2,187	2,041	631	330
Cost of shares redeemed	(30,563)	(30,831)	(13,898)	(9,470)

Change in net assets resulting from Class R2 capital transactions	$(6,811)	$(14,090)	$26,651	$(2,153)

Class R3
Proceeds from shares issued	$6,943	$7,481	$5,764	$3,890
Distributions reinvested	151	100	191	143
Cost of shares redeemed	(2,250)	(1,028)	(1,820)	(6,720)

Change in net assets resulting from Class R3 capital transactions	$4,844	$6,553	$4,135	$(2,687)

Class R4
Proceeds from shares issued	$2,092	$1,123	$1,213	$3,068
Distributions reinvested	180	168	116	64
Cost of shares redeemed	(6,725)	(1,406)	(992)	(464)

Change in net assets resulting from Class R4 capital transactions	$(4,453)	$(115)	$337	$2,668

Class R5
Proceeds from shares issued	$104,011	$69,536	$5,538	$15,373
Distributions reinvested	5,872	7,841	542	244
Cost of shares redeemed	(68,049)	(216,674)	(3,345)	(1,897)

Change in net assets resulting from Class R5 capital transactions	$41,834	$(139,297)	$2,735	$13,720

Class R6
Proceeds from shares issued	$4,404,159	$4,804,062	$3,605,167	$3,345,250
Distributions reinvested	644,785	565,981	336,283	324,755
Cost of shares redeemed	(5,099,497)	(3,868,914)	(4,819,277)	(2,272,942)

Change in net assets resulting from Class R6 capital transactions	$(50,553)	$1,501,129	$(877,827)	$1,397,063

Total change in net assets resulting from capital transactions	$1,914,260	$1,074,248	$578,204	$2,085,776

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	359

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
SHARE TRANSACTIONS:
Class A
Issued	83,262	61,911	107,186	94,011
Reinvested	5,102	4,146	5,038	4,254
Redeemed	(70,455)	(89,709)	(58,824)	(68,513)

Change in Class A Shares	17,909	(23,652)	53,400	29,752

Class C
Issued	10,621	3,636	6,067	2,822
Reinvested	877	959	485	479
Redeemed	(19,926)	(14,593)	(5,386)	(7,573)

Change in Class C Shares	(8,428)	(9,998)	1,166	(4,272)

Class I
Issued	328,824	259,141	181,582	135,208
Reinvested	21,804	17,408	8,459	5,248
Redeemed	(197,703)	(267,990)	(73,676)	(68,174)

Change in Class I Shares	152,925	8,559	116,365	72,282

Class L
Issued	—	—	10,080	8,366
Reinvested	—	—	1,190	1,385
Redeemed	—	—	(13,825)	(23,600)

Change in Class L Shares	—	—	(2,555)	(13,849)

Class R2
Issued	1,828	1,308	4,711	870
Reinvested	185	182	75	41
Redeemed	(2,597)	(2,744)	(1,647)	(1,178)

Change in Class R2 Shares	(584)	(1,254)	3,139	(267)

Class R3
Issued	586	663	684	483
Reinvested	13	9	23	18
Redeemed	(191)	(92)	(215)	(837)

Change in Class R3 Shares	408	580	492	(336)

Class R4
Issued	180	100	142	382
Reinvested	15	15	14	8
Redeemed	(568)	(125)	(118)	(58)

Change in Class R4 Shares	(373)	(10)	38	332

Class R5
Issued	8,795	6,191	654	1,916
Reinvested	497	699	64	30
Redeemed	(5,759)	(19,218)	(398)	(236)

Change in Class R5 Shares	3,533	(12,328)	320	1,710

Class R6
Issued	371,217	425,400	426,826	415,089
Reinvested	54,439	50,307	39,897	40,434
Redeemed	(430,723)	(344,355)	(571,454)	(283,365)

Change in Class R6 Shares	(5,067)	131,352	(104,731)	172,158

SEE NOTES TO FINANCIAL STATEMENTS.

360	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

	JPMorgan Floating Rate Income Fund			JPMorgan Government Bond Fund
	Year Ended February 29, 2020	Period September 1, 2018 to February 28, 2019 (a)	Year Ended August 31, 2018	Year Ended February 29, 2020	Year Ended February 28, 2019
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$15,170	$39,129	$117,372	$190,479	$133,776
Distributions reinvested	2,534	3,466	4,234	5,280	4,798
Cost of shares redeemed	(104,812)	(90,152)	(38,974)	(164,334)	(193,721)

Change in net assets resulting from Class A capital transactions	$(87,108)	$(47,557)	$82,632	$31,425	$(55,147)

Class C
Proceeds from shares issued	$720	$4,459	$5,590	$17,684	$6,491
Distributions reinvested	850	505	721	480	514
Cost of shares redeemed	(8,880)	(3,425)	(9,694)	(14,052)	(16,447)

Change in net assets resulting from Class C capital transactions	$(7,310)	$1,539	$(3,383)	$4,112	$(9,442)

Class I
Proceeds from shares issued	$46,158	$175,073	$747,849	$750,590	$491,847
Distributions reinvested	31,105	31,804	46,643	21,432	12,478
Cost of shares redeemed	(687,928)	(623,536)	(657,234)	(470,496)	(196,212)

Change in net assets resulting from Class I capital transactions	$(610,665)	$(416,659)	$137,258	$301,526	$308,113

Class R2
Proceeds from shares issued	$—	$—	$—	$14,444	$12,420
Distributions reinvested	—	—	—	526	554
Cost of shares redeemed	—	—	—	(24,989)	(22,018)

Change in net assets resulting from Class R2 capital transactions	$—	$—	$—	$(10,019)	$(9,044)

Class R3
Proceeds from shares issued	$—	$—	$—	$15,011	$14,551
Distributions reinvested	—	—	—	78	71
Cost of shares redeemed	—	—	—	(7,563)	(3,564)

Change in net assets resulting from Class R3 capital transactions	$—	$—	$—	$7,526	$11,058

Class R4
Proceeds from shares issued	$—	$—	$—	$4,855	$4,694
Distributions reinvested	—	—	—	133	75
Cost of shares redeemed	—	—	—	(1,835)	(1,206)

Change in net assets resulting from Class R4 capital transactions	$—	$—	$—	$3,153	$3,563

Class R6
Proceeds from shares issued	$109,651	$111,728	$746,143	$325,507	$215,955
Distributions reinvested	38,223	31,937	42,249	9,533	6,081
Cost of shares redeemed	(615,482)	(482,218)	(334,071)	(149,879)	(79,438)

Change in net assets resulting from Class R6 capital transactions	$(467,608)	$(338,553)	$454,321	$185,161	$142,598

Total change in net assets resulting from capital transactions	$(1,172,691)	$(801,230)	$670,828	$522,884	$391,699

(a)	The Fund changed its fiscal year end from August 31st to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	361

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Floating Rate Income Fund			JPMorgan Government Bond Fund
	Year Ended February 29, 2020	Period September 1, 2018 to February 28, 2019 (a)	Year Ended August 31, 2018	Year Ended February 29, 2020	Year Ended February 28, 2019
SHARE TRANSACTIONS:
Class A
Issued	1,654	4,227	12,492	17,734	13,052
Reinvested	278	377	451	492	469
Redeemed	(11,381)	(9,792)	(4,149)	(15,339)	(18,922)

Change in Class A Shares	(9,449)	(5,188)	8,794	2,887	(5,401)

Class C
Issued	80	481	597	1,644	635
Reinvested	93	55	77	45	51
Redeemed	(976)	(373)	(1,034)	(1,317)	(1,612)

Change in Class C Shares	(803)	163	(360)	372	(926)

Class I
Issued	5,026	18,825	79,502	69,846	47,876
Reinvested	3,407	3,453	4,971	1,995	1,220
Redeemed	(75,102)	(68,006)	(69,898)	(43,877)	(19,175)

Change in Class I Shares	(66,669)	(45,728)	14,575	27,964	29,921

Class R2
Issued	—	—	—	1,344	1,213
Reinvested	—	—	—	49	54
Redeemed	—	—	—	(2,325)	(2,153)

Change in Class R2 Shares	—	—	—	(932)	(886)

Class R3
Issued	—	—	—	1,393	1,426
Reinvested	—	—	—	7	7
Redeemed	—	—	—	(705)	(349)

Change in Class R3 Shares	—	—	—	695	1,084

Class R4
Issued	—	—	—	453	460
Reinvested	—	—	—	12	7
Redeemed	—	—	—	(172)	(118)

Change in Class R4 Shares	—	—	—	293	349

Class R6
Issued	12,001	12,178	79,377	30,254	21,108
Reinvested	4,191	3,469	4,500	887	595
Redeemed	(67,201)	(52,468)	(35,534)	(13,890)	(7,773)

Change in Class R6 Shares	(51,009)	(36,821)	48,343	17,251	13,930

(a)	The Fund changed its fiscal year end from August 31st to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

362	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$354,564	$360,123	$841,013	$244,228
Distributions reinvested	29,963	34,482	23,177	8,407
Cost of shares redeemed	(433,224)	(459,838)	(323,187)	(53,818)

Change in net assets resulting from Class A capital transactions	$(48,697)	$(65,233)	$541,003	$198,817

Class C
Proceeds from shares issued	$10,540	$12,771	$889,300	$66,205
Distributions reinvested	4,955	6,764	15,981	1,682
Cost of shares redeemed	(49,920)	(45,425)	(50,164)	(12,143)

Change in net assets resulting from Class C capital transactions	$(34,425)	$(25,890)	$855,117	$55,744

Class I
Proceeds from shares issued	$2,272,875	$2,043,979	$3,672,730	$111,203
Distributions reinvested	126,196	146,798	61,770	2,230
Cost of shares redeemed	(4,461,701)	(1,953,565)	(224,227)	(20,128)

Change in net assets resulting from Class I capital transactions	$(2,062,630)	$237,212	$3,510,273	$93,305

Class R2
Proceeds from shares issued	$1,508	$1,634	$—	$—
Distributions reinvested	284	295	—	—
Cost of shares redeemed	(2,796)	(2,886)	—	—

Change in net assets resulting from Class R2 capital transactions	$(1,004)	$(957)	$—	$—

Class R3
Proceeds from shares issued	$110	$309	$—	$—
Distributions reinvested	19	11	—	—
Cost of shares redeemed	(58)	(23)	—	—

Change in net assets resulting from Class R3 capital transactions	$71	$297	$—	$—

Class R4
Proceeds from shares issued	$2	$24	$—	$—
Distributions reinvested	3	2	—	—
Cost of shares redeemed	(22)	— (a)	—	—

Change in net assets resulting from Class R4 capital transactions	$(17)	$26	$—	$—

Class R5
Proceeds from shares issued	$10,566	$19,648	$—	$—
Distributions reinvested	1,522	3,530	—	—
Cost of shares redeemed	(38,657)	(38,624)	—	—

Change in net assets resulting from Class R5 capital transactions	$(26,569)	$(15,446)	$—	$—

Class R6
Proceeds from shares issued	$2,082,161	$1,064,563	$551,609	$25,877
Distributions reinvested	269,892	271,304	20,575	3,816
Cost of shares redeemed	(1,858,511)	(1,726,233)	(26,036)	(18,979)

Change in net assets resulting from Class R6 capital transactions	$493,542	$(390,366)	$546,148	$10,714

Total change in net assets resulting from capital transactions	$(1,679,729)	$(260,357)	$5,452,541	$358,580

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	363

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
SHARE TRANSACTIONS:
Class A
Issued	49,325	50,682	87,796	26,495
Reinvested	4,182	4,864	2,415	912
Redeemed	(60,552)	(65,112)	(33,837)	(5,852)

Change in Class A Shares	(7,045)	(9,566)	56,374	21,555

Class C
Issued	1,465	1,780	92,504	7,173
Reinvested	690	952	1,660	183
Redeemed	(6,948)	(6,368)	(5,222)	(1,315)

Change in Class C Shares	(4,793)	(3,636)	88,942	6,041

Class I
Issued	313,773	285,913	381,861	12,104
Reinvested	17,512	20,570	6,409	242
Redeemed	(620,238)	(274,360)	(23,308)	(2,179)

Change in Class I Shares	(288,953)	32,123	364,962	10,167

Class R2
Issued	210	230	—	—
Reinvested	40	42	—	—
Redeemed	(391)	(404)	—	—

Change in Class R2 Shares	(141)	(132)	—	—

Class R3
Issued	15	43	—	—
Reinvested	3	1	—	—
Redeemed	(8)	(3)	—	—

Change in Class R3 Shares	10	41	—	—

Class R4
Issued	— (a)	3	—	—
Reinvested	— (a)	— (a)	—	—
Redeemed	(2)	— (a)	—	—

Change in Class R4 Shares	(2)	3	—	—

Class R5
Issued	1,459	2,725	—	—
Reinvested	211	494	—	—
Redeemed	(5,365)	(5,365)	—	—

Change in Class R5 Shares	(3,695)	(2,146)	—	—

Class R6
Issued	287,792	148,209	58,150	2,821
Reinvested	37,434	38,034	2,144	414
Redeemed	(257,556)	(240,906)	(2,717)	(2,068)

Change in Class R6 Shares	67,670	(54,663)	57,577	1,167

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

364	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

	JPMorgan Inflation Managed Bond Fund		JPMorgan Limited Duration Bond Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$5,424	$10,964	$98,869	$117,622
Distributions reinvested	560	547	3,632	2,880
Cost of shares redeemed	(7,100)	(8,314)	(68,758)	(89,191)

Change in net assets resulting from Class A capital transactions	$(1,116)	$3,197	$33,743	$31,311

Class C
Proceeds from shares issued	$421	$1,929	$9,098	$10,259
Distributions reinvested	88	93	309	272
Cost of shares redeemed	(2,842)	(1,598)	(9,020)	(7,476)

Change in net assets resulting from Class C capital transactions	$(2,333)	$424	$387	$3,055

Class I
Proceeds from shares issued	$57,179	$116,341	$208,422	$259,894
Distributions reinvested	4,128	4,712	6,369	4,913
Cost of shares redeemed	(92,776)	(126,341)	(158,490)	(199,054)

Change in net assets resulting from Class I capital transactions	$(31,469)	$(5,288)	$56,301	$65,753

Class R5
Proceeds from shares issued	$3,872	$11,894	$—	$—
Distributions reinvested	110	53	—	—
Cost of shares redeemed	(4,044)	(3,800)	—	—

Change in net assets resulting from Class R5 capital transactions	$(62)	$8,147	$—	$—

Class R6
Proceeds from shares issued	$461,788	$180,473	$122,724	$103,708
Distributions reinvested	22,040	24,903	18,284	16,439
Cost of shares redeemed	(207,669)	(533,483)	(62,790)	(126,524)

Change in net assets resulting from Class R6 capital transactions	$276,159	$(328,107)	$78,218	$(6,377)

Total change in net assets resulting from capital transactions	$241,179	$(321,627)	$168,649	$93,742

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	365

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Inflation Managed Bond Fund		JPMorgan Limited Duration Bond Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
SHARE TRANSACTIONS:
Class A
Issued	529	1,086	9,798	11,792
Reinvested	55	54	360	289
Redeemed	(695)	(828)	(6,812)	(8,941)

Change in Class A Shares	(111)	312	3,346	3,140

Class C
Issued	42	193	911	1,041
Reinvested	9	9	31	27
Redeemed	(279)	(160)	(905)	(757)

Change in Class C Shares	(228)	42	37	311

Class I
Issued	5,589	11,546	20,647	26,065
Reinvested	404	469	632	493
Redeemed	(9,067)	(12,546)	(15,716)	(19,954)

Change in Class I Shares	(3,074)	(531)	5,563	6,604

Class R5
Issued	377	1,170	—	—
Reinvested	11	5	—	—
Redeemed	(393)	(375)	—	—

Change in Class R5 Shares	(5)	800	—	—

Class R6
Issued	44,497	17,799	12,146	10,379
Reinvested	2,152	2,473	1,811	1,647
Redeemed	(20,282)	(52,870)	(6,206)	(12,667)

Change in Class R6 Shares	26,367	(32,598)	7,751	(641)

SEE NOTES TO FINANCIAL STATEMENTS.

366	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

	JPMorgan Mortgage-Backed Securities Fund		JPMorgan Short Duration Bond Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$72,918	$51,040	$264,493	$314,348
Distributions reinvested	3,855	3,116	5,441	4,028
Cost of shares redeemed	(39,486)	(57,511)	(267,711)	(409,462)

Change in net assets resulting from Class A capital transactions	$37,287	$(3,355)	$2,223	$(91,086)

Class C
Proceeds from shares issued	$4,812	$2,180	$9,343	$9,780
Distributions reinvested	285	252	412	319
Cost of shares redeemed	(2,795)	(4,245)	(16,476)	(15,728)

Change in net assets resulting from Class C capital transactions	$2,302	$(1,813)	$(6,721)	$(5,629)

Class I
Proceeds from shares issued	$748,922	$403,520	$220,557	$185,855
Distributions reinvested	33,220	24,015	16,051	14,939
Cost of shares redeemed	(341,688)	(359,488)	(318,750)	(475,658)

Change in net assets resulting from Class I capital transactions	$440,454	$68,047	$(82,142)	$(274,864)

Class R6
Proceeds from shares issued	$354,156	$325,167	$640,733	$1,064,504
Distributions reinvested	42,159	30,989	41,848	39,725
Cost of shares redeemed	(172,677)	(198,546)	(707,642)	(1,238,795)

Change in net assets resulting from Class R6 capital transactions	$223,638	$157,610	$(25,061)	$(134,566)

Total change in net assets resulting from capital transactions	$703,681	$220,489	$(111,701)	$(506,145)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	367

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Mortgage-Backed Securities Fund		JPMorgan Short Duration Bond Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
SHARE TRANSACTIONS:
Class A
Issued	6,243	4,543	24,312	29,473
Reinvested	331	278	501	377
Redeemed	(3,381)	(5,139)	(24,691)	(38,365)

Change in Class A Shares	3,193	(318)	122	(8,515)

Class C
Issued	426	200	853	910
Reinvested	25	23	38	30
Redeemed	(248)	(389)	(1,506)	(1,464)

Change in Class C Shares	203	(166)	(615)	(524)

Class I
Issued	65,878	36,865	20,237	17,394
Reinvested	2,927	2,199	1,475	1,399
Redeemed	(30,254)	(32,887)	(29,307)	(44,518)

Change in Class I Shares	38,551	6,177	(7,595)	(25,725)

Class R6
Issued	31,157	29,697	58,833	99,661
Reinvested	3,719	2,839	3,847	3,720
Redeemed	(15,235)	(18,198)	(65,081)	(115,965)

Change in Class R6 Shares	19,641	14,338	(2,401)	(12,584)

SEE NOTES TO FINANCIAL STATEMENTS.

368	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

	JPMorgan Short Duration Core Plus Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$86,685	$126,531
Distributions reinvested	1,892	1,797
Cost of shares redeemed	(96,547)	(38,418)

Change in net assets resulting from Class A capital transactions	$(7,970)	$89,910

Class C
Proceeds from shares issued	$5,653	$4,579
Distributions reinvested	110	64
Cost of shares redeemed	(3,169)	(852)

Change in net assets resulting from Class C capital transactions	$2,594	$3,791

Class I
Proceeds from shares issued	$158,090	$100,030
Distributions reinvested	3,629	2,306
Cost of shares redeemed	(104,424)	(34,415)

Change in net assets resulting from Class I capital transactions	$57,295	$67,921

Class R6
Proceeds from shares issued	$3,497,274	$23,304
Distributions reinvested	35,357	931
Cost of shares redeemed	(93,832)	(8,669)

Change in net assets resulting from Class R6 capital transactions	$3,438,799	$15,566

Total change in net assets resulting from capital transactions	$3,490,718	$177,188

SHARE TRANSACTIONS:
Class A
Issued	9,036	13,537
Reinvested	198	192
Redeemed	(10,121)	(4,115)

Change in Class A Shares	(887)	9,614

Class C
Issued	590	491
Reinvested	11	7
Redeemed	(331)	(91)

Change in Class C Shares	270	407

Class I
Issued	16,487	10,718
Reinvested	379	247
Redeemed	(10,931)	(3,678)

Change in Class I Shares	5,935	7,287

Class R6
Issued	364,050	2,496
Reinvested	3,670	100
Redeemed	(9,757)	(926)

Change in Class R6 Shares	357,963	1,670

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	369

STATEMENTS OF CASH FLOWS

FOR THE YEAR ENDED FEBRUARY 29, 2020

JPMorgan Income Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase in net assets resulting from operations	$191,976

Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(7,487,328)
Proceeds from disposition of investment securities	2,084,360
Purchases of short-term investments — affiliates, net	(144,218)
Change in unrealized (appreciation)/depreciation on investments in non-affiliates	(50,742)
Change in unrealized (appreciation)/depreciation on investments in affiliates	(10)
Net realized (gain)/loss on investments in non-affiliates	(5,699)
Net realized (gain)/loss on investments in affiliates	1
Net realized (gain)/loss on options purchased	2,360
Net amortization (accretion) of income	48,910
Increase in interest and dividends receivable from non-affiliates	(48,212)
Increase in dividends receivable from affiliates	(25)
Increase in securities lending income	(33)
Increase in variation margin receivable	(8,793)
Decrease in prepaid expenses and other assets	22
Increase in due from custodian	(6,825)
Increase in collateral received on securities loaned	122,122
Increase in outstanding swap contracts, at value, net	4,480
Increase in investment advisory fees payable	823
Increase in administration fees payable	50
Increase in distribution fees payable	583
Increase in service fees payable	29
Increase in custodian and accounting fees payable	35
Decrease in collateral management fees payable	(13)
Increase in other accrued expenses payable	364

Net cash provided (used) by operating activities	(5,295,783)

Cash flows provided (used) by financing activities:
Proceeds from shares issued	5,917,889
Payment for shares redeemed	(586,248)
Cash distributions paid to shareholders (net of reinvestments of $121,503)	(570)

Net cash provided (used) by financing activities	5,331,071

Cash:
Net increase (decrease) in unrestricted and restricted cash, foreign currency and deposits at broker	35,288
Restricted and unrestricted cash and foreign currency at beginning of period	2,060

Restricted and unrestricted cash and foreign currency at end of period	$37,348

Supplemental disclosure of cash flow information:

For the year ended February 29, 2020, the Fund paid approximately $51,000 in interest expense to affiliates.

For purposes of reporting the Statements of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

Reconciliation of restricted and unrestricted cash and foreign currency at the end of period to the Statement of Assets and Liabilities:

	February 28, 2019	February 29, 2020
Cash	$—	$14,355
Restricted cash for OTC derivatives	—	650
Deposits at broker:
Futures contracts	2,060	9,721
Centrally cleared swaps	—	12,622

	$2,060	$37,348

SEE NOTES TO FINANCIAL STATEMENTS.

370	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

JPMorgan Mortgage-Backed Securities Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase in net assets resulting from operations	$202,062

Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(1,167,658)
Proceeds from disposition of investment securities	546,148
Purchases of short-term investments — affiliates, net	(71,541)
Change in unrealized (appreciation)/depreciation on investments in non-affiliates	(110,587)
Change in unrealized (appreciation)/depreciation on investments in affiliates	(15)
Net realized (gain)/loss on investments in non-affiliates	(13,117)
Net realized (gain)/loss on investments in affiliates	(24)
Net amortization (accretion) of income	6,412
Increase in interest and dividends receivable from non-affiliates	(2,254)
Decrease in dividends receivable from affiliates	24
Decrease in prepaid expenses and other assets	1
Increase in investment advisory fees payable	153
Increase in administration fees payable	72
Increase in distribution fees payable	10
Increase in service fees payable	70
Increase in custodian and accounting fees payable	5
Increase in other accrued expenses payable	90

Net cash provided (used) by operating activities	(610,149)

Cash flows provided (used) by financing activities:
Due to custodian	(21)
Proceeds from shares issued	1,170,731
Payment for shares redeemed	(553,174)
Cash distributions paid to shareholders (net of reinvestments of $79,519)	(7,387)

Net cash provided (used) by financing activities	610,149

Cash:
Net increase (decrease) in unrestricted and restricted cash, foreign currency and deposits at broker	—
Restricted and unrestricted cash and foreign currency at beginning of period	—

Restricted and unrestricted cash and foreign currency at end of period	$—

Supplemental disclosure of cash flow information:

For the year ended February 29, 2020, the Fund paid approximately $5,000 in interest expense to affiliates.

For purposes of reporting the Statements of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	371

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Fund
Class A
Year Ended February 29, 2020	$11.33	$0.29	$1.00	$1.29	$(0.29)	$(0.06)	$(0.35)
Year Ended February 28, 2019	11.33	0.29	0.01	0.30	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2018	11.55	0.28	(0.19)	0.09	(0.28)	(0.03)	(0.31)
Year Ended February 28, 2017	11.75	0.26	(0.16)	0.10	(0.26)	(0.04)	(0.30)
Year Ended February 29, 2016	11.84	0.25	(0.07)	0.18	(0.25)	(0.02)	(0.27)

Class C
Year Ended February 29, 2020	11.40	0.23	1.00	1.23	(0.22)	(0.06)	(0.28)
Year Ended February 28, 2019	11.41	0.22	— (f)	0.22	(0.22)	(0.01)	(0.23)
Year Ended February 28, 2018	11.63	0.21	(0.19)	0.02	(0.21)	(0.03)	(0.24)
Year Ended February 28, 2017	11.82	0.19	(0.16)	0.03	(0.18)	(0.04)	(0.22)
Year Ended February 29, 2016	11.90	0.17	(0.06)	0.11	(0.17)	(0.02)	(0.19)

Class I
Year Ended February 29, 2020	11.32	0.32	1.00	1.32	(0.32)	(0.06)	(0.38)
Year Ended February 28, 2019	11.32	0.32	0.01	0.33	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2018	11.55	0.31	(0.20)	0.11	(0.31)	(0.03)	(0.34)
Year Ended February 28, 2017	11.74	0.28	(0.14)	0.14	(0.29)	(0.04)	(0.33)
Year Ended February 29, 2016	11.83	0.27	(0.07)	0.20	(0.27)	(0.02)	(0.29)

Class R2
Year Ended February 29, 2020	11.31	0.25	1.00	1.25	(0.25)	(0.06)	(0.31)
Year Ended February 28, 2019	11.32	0.25	— (f)	0.25	(0.25)	(0.01)	(0.26)
Year Ended February 28, 2018	11.54	0.24	(0.19)	0.05	(0.24)	(0.03)	(0.27)
Year Ended February 28, 2017	11.73	0.23	(0.14)	0.09	(0.24)	(0.04)	(0.28)
Year Ended February 29, 2016	11.82	0.22	(0.07)	0.15	(0.22)	(0.02)	(0.24)

Class R3
Year Ended February 29, 2020	11.30	0.28	0.99	1.27	(0.28)	(0.06)	(0.34)
Year Ended February 28, 2019	11.30	0.28	0.01	0.29	(0.28)	(0.01)	(0.29)
Year Ended February 28, 2018	11.53	0.27	(0.20)	0.07	(0.27)	(0.03)	(0.30)
September 9, 2016 (g) through February 28, 2017	11.93	0.12	(0.35)	(0.23)	(0.13)	(0.04)	(0.17)

Class R4
Year Ended February 29, 2020	11.30	0.31	1.00	1.31	(0.31)	(0.06)	(0.37)
Year Ended February 28, 2019	11.31	0.31	— (f)	0.31	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2018	11.54	0.31	(0.21)	0.10	(0.30)	(0.03)	(0.33)
September 9, 2016 (g) through February 28, 2017	11.93	0.13	(0.34)	(0.21)	(0.14)	(0.04)	(0.18)

Class R5
Year Ended February 29, 2020	11.30	0.33	1.00	1.33	(0.33)	(0.06)	(0.39)
Year Ended February 28, 2019	11.31	0.32	— (f)	0.32	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2018	11.53	0.32	(0.19)	0.13	(0.32)	(0.03)	(0.35)
Year Ended February 28, 2017	11.72	0.30	(0.15)	0.15	(0.30)	(0.04)	(0.34)
Year Ended February 29, 2016	11.82	0.28	(0.07)	0.21	(0.29)	(0.02)	(0.31)

Class R6
Year Ended February 29, 2020	11.33	0.34	1.00	1.34	(0.34)	(0.06)	(0.40)
Year Ended February 28, 2019	11.34	0.34	— (f)	0.34	(0.34)	(0.01)	(0.35)
Year Ended February 28, 2018	11.56	0.33	(0.19)	0.14	(0.33)	(0.03)	(0.36)
Year Ended February 28, 2017	11.75	0.31	(0.15)	0.16	(0.31)	(0.04)	(0.35)
Year Ended February 29, 2016	11.84	0.30	(0.07)	0.23	(0.30)	(0.02)	(0.32)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

372	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$12.27	11.55%	$2,252,691	0.75%	2.49%	0.86%	29%
11.33	2.71	1,877,469	0.75	2.58	0.90	23
11.33	0.73	2,146,164	0.75	2.42	0.92	26
11.55	0.91	2,567,827	0.74	2.21	0.98	23
11.75	1.57	3,071,916	0.74	2.11	0.98	22

12.35	10.88	463,544	1.35	1.90	1.36	29
11.40	1.98	524,049	1.35	1.98	1.40	23
11.41	0.10	638,131	1.36	1.81	1.41	26
11.63	0.31	914,004	1.39	1.57	1.46	23
11.82	0.98	978,417	1.39	1.47	1.45	22

12.26	11.83	9,781,487	0.50	2.74	0.60	29
11.32	2.97	7,302,212	0.50	2.84	0.65	23
11.32	0.89	7,208,052	0.50	2.67	0.66	26
11.55	1.18	12,046,116	0.55	2.42	0.71	23
11.74	1.77	11,761,684	0.57	2.29	0.71	22

12.25	11.18	88,227	1.10	2.14	1.11	29
11.31	2.27	88,087	1.10	2.23	1.16	23
11.32	0.41	102,320	1.06	2.11	1.20	26
11.54	0.75	112,325	0.99	1.97	1.36	23
11.73	1.32	113,488	0.99	1.87	1.34	22

12.23	11.38	15,807	0.85	2.38	0.86	29
11.30	2.63	10,001	0.85	2.50	0.90	23
11.30	0.57	3,443	0.85	2.32	0.94	26
11.53	(1.89)	439	0.86	2.15	0.93	23

12.24	11.72	1,403	0.60	2.66	0.61	29
11.30	2.78	5,521	0.60	2.74	0.65	23
11.31	0.81	5,637	0.59	2.71	0.72	26
11.54	(1.73)	20	0.64	2.35	0.70	23

12.24	11.91	315,213	0.44	2.79	0.45	29
11.30	2.94	251,174	0.45	2.88	0.50	23
11.31	1.03	390,635	0.45	2.72	0.51	26
11.53	1.30	437,365	0.44	2.52	0.53	23
11.72	1.83	446,658	0.44	2.42	0.52	22

12.27	11.99	21,046,962	0.34	2.90	0.35	29
11.33	3.03	19,492,809	0.35	2.99	0.40	23
11.34	1.13	18,010,360	0.35	2.83	0.40	26
11.56	1.40	11,462,704	0.34	2.61	0.40	23
11.75	2.00	13,142,391	0.34	2.52	0.41	22

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	373

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Plus Bond Fund
Class A
Year Ended February 29, 2020	$8.10	$0.24	$0.62	$0.86	$(0.25)	$—	$(0.25)
Year Ended February 28, 2019	8.09	0.23	0.01	0.24	(0.23)	—	(0.23)
Year Ended February 28, 2018	8.22	0.22	(0.14)	0.08	(0.21)	—	(0.21)
Year Ended February 28, 2017	8.15	0.20	0.07	0.27	(0.20)	—	(0.20)
Year Ended February 29, 2016	8.40	0.24	(0.23)	0.01	(0.24)	(0.02)	(0.26)

Class C
Year Ended February 29, 2020	8.15	0.19	0.62	0.81	(0.19)	—	(0.19)
Year Ended February 28, 2019	8.14	0.18	— (f)	0.18	(0.17)	—	(0.17)
Year Ended February 28, 2018	8.26	0.17	(0.13)	0.04	(0.16)	—	(0.16)
Year Ended February 28, 2017	8.19	0.15	0.07	0.22	(0.15)	—	(0.15)
Year Ended February 29, 2016	8.44	0.18	(0.23)	(0.05)	(0.18)	(0.02)	(0.20)

Class I
Year Ended February 29, 2020	8.10	0.27	0.61	0.88	(0.27)	—	(0.27)
Year Ended February 28, 2019	8.09	0.26	— (f)	0.26	(0.25)	—	(0.25)
Year Ended February 28, 2018	8.22	0.24	(0.13)	0.11	(0.24)	—	(0.24)
Year Ended February 28, 2017	8.14	0.23	0.07	0.30	(0.22)	—	(0.22)
Year Ended February 29, 2016	8.39	0.25	(0.23)	0.02	(0.25)	(0.02)	(0.27)

Class L
Year Ended February 29, 2020	8.11	0.27	0.61	0.88	(0.27)	—	(0.27)
Year Ended February 28, 2019	8.10	0.25	0.01	0.26	(0.25)	—	(0.25)
Year Ended February 28, 2018	8.22	0.24	(0.13)	0.11	(0.23)	—	(0.23)
Year Ended February 28, 2017	8.16	0.22	0.06	0.28	(0.22)	—	(0.22)
Year Ended February 29, 2016	8.40	0.26	(0.22)	0.04	(0.26)	(0.02)	(0.28)

Class R2
Year Ended February 29, 2020	8.10	0.21	0.61	0.82	(0.21)	—	(0.21)
Year Ended February 28, 2019	8.09	0.20	0.01	0.21	(0.20)	—	(0.20)
Year Ended February 28, 2018	8.21	0.19	(0.13)	0.06	(0.18)	—	(0.18)
Year Ended February 28, 2017	8.14	0.17	0.07	0.24	(0.17)	—	(0.17)
Year Ended February 29, 2016	8.39	0.20	(0.23)	(0.03)	(0.20)	(0.02)	(0.22)

Class R3
Year Ended February 29, 2020	8.09	0.23	0.62	0.85	(0.24)	—	(0.24)
Year Ended February 28, 2019	8.08	0.22	0.01	0.23	(0.22)	—	(0.22)
Year Ended February 28, 2018	8.21	0.20	(0.12)	0.08	(0.21)	—	(0.21)
September 9, 2016 (g) through February 28, 2017	8.39	0.09	(0.18)	(0.09)	(0.09)	—	(0.09)

Class R4
Year Ended February 29, 2020	8.09	0.25	0.62	0.87	(0.26)	—	(0.26)
Year Ended February 28, 2019	8.09	0.24	— (f)	0.24	(0.24)	—	(0.24)
Year Ended February 28, 2018	8.21	0.23	(0.13)	0.10	(0.22)	—	(0.22)
September 9, 2016 (g) through February 28, 2017	8.39	0.10	(0.18)	(0.08)	(0.10)	—	(0.10)

Class R5
Year Ended February 29, 2020	8.10	0.27	0.61	0.88	(0.27)	—	(0.27)
Year Ended February 28, 2019	8.09	0.26	— (f)	0.26	(0.25)	—	(0.25)
Year Ended February 28, 2018	8.22	0.24	(0.14)	0.10	(0.23)	—	(0.23)
September 9, 2016 (g) through February 28, 2017	8.39	0.10	(0.16)	(0.06)	(0.11)	—	(0.11)

Class R6
Year Ended February 29, 2020	8.10	0.27	0.63	0.90	(0.28)	—	(0.28)
Year Ended February 28, 2019	8.10	0.26	— (f)	0.26	(0.26)	—	(0.26)
Year Ended February 28, 2018	8.22	0.25	(0.13)	0.12	(0.24)	—	(0.24)
Year Ended February 28, 2017	8.15	0.23	0.07	0.30	(0.23)	—	(0.23)
Year Ended February 29, 2016	8.40	0.26	(0.22)	0.04	(0.27)	(0.02)	(0.29)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

374	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$8.71	10.74%	$1,818,636	0.74%	2.89%	0.90%	36%
8.10	3.00	1,258,207	0.74	2.88	0.91	51
8.09	0.98	1,016,261	0.74	2.65	0.92	42
8.22	3.34	1,074,610	0.74	2.44	1.03	59
8.15	0.09	836,190	0.75	2.88	1.02	45

8.77	10.08	197,747	1.39	2.25	1.40	36
8.15	2.31	174,310	1.39	2.22	1.41	51
8.14	0.43	208,888	1.39	2.00	1.41	42
8.26	2.64	276,380	1.39	1.80	1.48	59
8.19	(0.60)	263,986	1.40	2.23	1.49	45

8.71	11.06	2,912,783	0.45	3.18	0.65	36
8.10	3.30	1,765,753	0.45	3.19	0.66	51
8.09	1.27	1,179,405	0.45	2.94	0.67	42
8.22	3.74	1,190,948	0.45	2.75	0.74	59
8.14	0.21	432,632	0.64	3.00	0.69	45

8.72	11.01	334,418	0.49	3.16	0.50	36
8.11	3.26	331,602	0.48	3.13	0.50	51
8.10	1.36	443,474	0.48	2.92	0.51	42
8.22	3.46	1,309,781	0.48	2.70	0.56	59
8.16	0.49	804,375	0.49	3.14	0.55	45

8.71	10.29	49,308	1.14	2.47	1.20	36
8.10	2.59	20,410	1.14	2.48	1.19	51
8.09	0.69	22,556	1.14	2.25	1.21	42
8.21	2.91	34,380	1.14	2.05	1.41	59
8.14	(0.34)	34,621	1.15	2.48	1.41	45

8.70	10.59	9,629	0.90	2.73	0.91	36
8.09	2.85	4,976	0.89	2.70	0.91	51
8.08	0.91	7,688	0.89	2.48	0.93	42
8.21	(1.07)	20	0.93	2.22	0.95	59

8.70	10.86	4,057	0.64	3.00	0.65	36
8.09	2.99	3,461	0.64	3.05	0.66	51
8.09	1.21	773	0.64	2.76	0.87	42
8.21	(0.95)	20	0.68	2.46	0.70	59

8.71	11.02	19,644	0.49	3.16	0.50	36
8.10	3.27	15,665	0.48	3.22	0.51	51
8.09	1.23	1,810	0.49	2.90	0.57	42
8.22	(0.75)	20	0.49	2.65	0.51	59

8.72	11.25	10,324,832	0.39	3.26	0.39	36
8.10	3.23	10,447,374	0.39	3.24	0.41	51
8.10	1.46	9,043,535	0.39	2.99	0.41	42
8.22	3.68	4,548,970	0.39	2.79	0.42	59
8.15	0.43	2,388,798	0.40	3.22	0.42	45

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	375

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan Floating Rate Income Fund
Class A
Year Ended February 29, 2020	$9.23	$0.46	$(0.32)	$0.14	$(0.44)	$—		$(0.44)
September 1, 2018 through February 28, 2019 (f)	9.37	0.21	(0.13)	0.08	(0.22)	—		(0.22)
Year Ended August 31, 2018	9.41	0.36	(0.05)	0.31	(0.35)	—		(0.35)
Year Ended August 31, 2017	9.36	0.35	0.05	0.40	(0.35)	—		(0.35)
Year Ended August 31, 2016	9.56	0.40	(0.20)	0.20	(0.40)	—		(0.40)
Year Ended August 31, 2015	10.04	0.38	(0.47)	(0.09)	(0.39)	—	(g)	(0.39)

Class C
Year Ended February 29, 2020	9.20	0.40	(0.31)	0.09	(0.39)	—		(0.39)
September 1, 2018 through February 28, 2019 (f)	9.34	0.19	(0.13)	0.06	(0.20)	—		(0.20)
Year Ended August 31, 2018	9.38	0.31	(0.05)	0.26	(0.30)	—		(0.30)
Year Ended August 31, 2017	9.34	0.31	0.04	0.35	(0.31)	—		(0.31)
Year Ended August 31, 2016	9.54	0.35	(0.19)	0.16	(0.36)	—		(0.36)
Year Ended August 31, 2015	10.02	0.33	(0.46)	(0.13)	(0.35)	—	(g)	(0.35)

Class I
Year Ended February 29, 2020	9.23	0.47	(0.31)	0.16	(0.46)	—		(0.46)
September 1, 2018 through February 28, 2019 (f)	9.37	0.22	(0.13)	0.09	(0.23)	—		(0.23)
Year Ended August 31, 2018	9.41	0.39	(0.05)	0.34	(0.38)	—		(0.38)
Year Ended August 31, 2017	9.37	0.37	0.05	0.42	(0.38)	—		(0.38)
Year Ended August 31, 2016	9.57	0.42	(0.19)	0.23	(0.43)	—		(0.43)
Year Ended August 31, 2015	10.05	0.40	(0.46)	(0.06)	(0.42)	—	(g)	(0.42)

Class R6
Year Ended February 29, 2020	9.24	0.48	(0.32)	0.16	(0.47)	—		(0.47)
September 1, 2018 through February 28, 2019 (f)	9.37	0.23	(0.12)	0.11	(0.24)	—		(0.24)
Year Ended August 31, 2018	9.41	0.40	(0.06)	0.34	(0.38)	—		(0.38)
Year Ended August 31, 2017	9.37	0.39	0.04	0.43	(0.39)	—		(0.39)
Year Ended August 31, 2016	9.57	0.43	(0.19)	0.24	(0.44)	—		(0.44)
Year Ended August 31, 2015	10.05	0.41	(0.46)	(0.05)	(0.43)	—	(g)	(0.43)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	The Fund changed its fiscal year end from August 31st to the last day of February.
(g)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

376	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$8.93	1.49%	$31,754	0.99%	5.05%	1.20%	46%
9.23	0.87	120,066	0.99	4.58	1.17	12
9.37	3.38	170,374	0.98	3.88	1.16	38
9.41	4.36	88,390	0.98	3.76	1.18	51
9.36	2.30	83,254	0.99	4.29	1.22	41
9.56	(0.92)	85,854	0.99	3.85	1.25	16

8.90	1.00	15,886	1.49	4.36	1.68	46
9.20	0.63	23,816	1.49	4.09	1.67	12
9.34	2.87	22,641	1.48	3.35	1.67	38
9.38	3.74	26,114	1.48	3.25	1.69	51
9.34	1.78	21,937	1.49	3.79	1.73	41
9.54	(1.37)	26,637	1.49	3.35	1.73	16

8.93	1.76	388,979	0.74	5.19	0.91	46
9.23	1.00	1,017,750	0.74	4.82	0.90	12
9.37	3.63	1,460,764	0.73	4.11	0.91	38
9.41	4.51	1,329,888	0.73	3.96	0.91	51
9.37	2.55	868,497	0.74	4.51	0.91	41
9.57	(0.61)	1,946,646	0.74	4.09	0.92	16

8.93	1.76	569,567	0.64	5.21	0.66	46
9.24	1.16	1,060,089	0.64	4.93	0.65	12
9.37	3.73	1,420,279	0.63	4.21	0.66	38
9.41	4.61	971,417	0.63	4.10	0.66	51
9.37	2.65	837,611	0.64	4.67	0.66	41
9.57	(0.49)	391,548	0.64	4.18	0.67	16

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	377

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Government Bond Fund
Class A
Year Ended February 29, 2020	$10.32	$0.23	$0.84	$1.07	$(0.23)	$—	$(0.23)
Year Ended February 28, 2019	10.27	0.23	0.04	0.27	(0.22)	—	(0.22)
Year Ended February 28, 2018	10.54	0.22	(0.26)	(0.04)	(0.22)	(0.01)	(0.23)
Year Ended February 28, 2017	10.86	0.22	(0.28)	(0.06)	(0.22)	(0.04)	(0.26)
Year Ended February 29, 2016	11.02	0.23	— (f)	0.23	(0.24)	(0.15)	(0.39)

Class C
Year Ended February 29, 2020	10.29	0.16	0.83	0.99	(0.16)	—	(0.16)
Year Ended February 28, 2019	10.24	0.17	0.04	0.21	(0.16)	—	(0.16)
Year Ended February 28, 2018	10.50	0.15	(0.25)	(0.10)	(0.15)	(0.01)	(0.16)
Year Ended February 28, 2017	10.83	0.15	(0.29)	(0.14)	(0.15)	(0.04)	(0.19)
Year Ended February 29, 2016	10.98	0.15	0.01	0.16	(0.16)	(0.15)	(0.31)

Class I
Year Ended February 29, 2020	10.32	0.25	0.83	1.08	(0.25)	—	(0.25)
Year Ended February 28, 2019	10.26	0.25	0.06	0.31	(0.25)	—	(0.25)
Year Ended February 28, 2018	10.53	0.25	(0.26)	(0.01)	(0.25)	(0.01)	(0.26)
Year Ended February 28, 2017	10.86	0.25	(0.29)	(0.04)	(0.25)	(0.04)	(0.29)
Year Ended February 29, 2016	11.02	0.26	— (f)	0.26	(0.27)	(0.15)	(0.42)

Class R2
Year Ended February 29, 2020	10.31	0.19	0.84	1.03	(0.19)	—	(0.19)
Year Ended February 28, 2019	10.26	0.19	0.05	0.24	(0.19)	—	(0.19)
Year Ended February 28, 2018	10.53	0.19	(0.26)	(0.07)	(0.19)	(0.01)	(0.20)
Year Ended February 28, 2017	10.85	0.20	(0.28)	(0.08)	(0.20)	(0.04)	(0.24)
Year Ended February 29, 2016	11.01	0.20	0.01	0.21	(0.22)	(0.15)	(0.37)

Class R3
Year Ended February 29, 2020	10.32	0.21	0.84	1.05	(0.22)	—	(0.22)
Year Ended February 28, 2019	10.27	0.22	0.05	0.27	(0.22)	—	(0.22)
Year Ended February 28, 2018	10.53	0.21	(0.25)	(0.04)	(0.21)	(0.01)	(0.22)
September 9, 2016 (g) through February 28, 2017	10.90	0.09	(0.32)	(0.23)	(0.10)	(0.04)	(0.14)

Class R4
Year Ended February 29, 2020	10.31	0.24	0.84	1.08	(0.24)	—	(0.24)
Year Ended February 28, 2019	10.26	0.24	0.05	0.29	(0.24)	—	(0.24)
Year Ended February 28, 2018	10.53	0.24	(0.26)	(0.02)	(0.24)	(0.01)	(0.25)
September 9, 2016 (g) through February 28, 2017	10.90	0.10	(0.32)	(0.22)	(0.11)	(0.04)	(0.15)

Class R6
Year Ended February 29, 2020	10.31	0.27	0.84	1.11	(0.27)	—	(0.27)
Year Ended February 28, 2019	10.26	0.27	0.05	0.32	(0.27)	—	(0.27)
Year Ended February 28, 2018	10.53	0.26	(0.26)	— (f)	(0.26)	(0.01)	(0.27)
August 1, 2016 (g) through February 28, 2017	10.97	0.14	(0.40)	(0.26)	(0.14)	(0.04)	(0.18)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

378	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.16	10.43%	$441,395	0.74%	2.11%	0.91%	12%
10.32	2.71	378,477	0.74	2.22	0.93	10
10.27	(0.43)	432,065	0.74	2.08	0.94	15
10.54	(0.57)	527,069	0.74	2.07	1.13	15
10.86	2.16	574,262	0.75	2.13	1.13	15

11.12	9.69	40,117	1.36	1.49	1.41	12
10.29	2.09	33,288	1.35	1.62	1.42	10
10.24	(0.96)	42,602	1.36	1.46	1.43	15
10.50	(1.36)	67,251	1.43	1.38	1.49	15
10.83	1.49	73,435	1.48	1.40	1.52	15

11.15	10.63	1,277,275	0.47	2.37	0.65	12
10.32	3.09	892,985	0.47	2.49	0.67	10
10.26	(0.16)	581,435	0.47	2.35	0.69	15
10.53	(0.38)	640,915	0.47	2.34	0.83	15
10.86	2.46	597,868	0.48	2.40	0.81	15

11.15	10.05	34,898	1.09	1.77	1.18	12
10.31	2.36	41,890	1.09	1.87	1.19	10
10.26	(0.74)	50,768	1.06	1.76	1.23	15
10.53	(0.82)	57,838	0.99	1.82	1.42	15
10.85	1.92	61,217	1.00	1.88	1.41	15

11.15	10.23	23,849	0.84	1.99	0.90	12
10.32	2.62	14,896	0.84	2.11	0.92	10
10.27	(0.40)	3,696	0.84	1.99	0.95	15
10.53	(2.18)	499	0.83	1.89	0.93	15

11.15	10.61	7,982	0.59	2.24	0.65	12
10.31	2.88	4,367	0.59	2.37	0.67	10
10.26	(0.27)	757	0.59	2.25	1.01	15
10.53	(2.09)	33	0.64	2.01	0.72	15

11.15	10.89	568,339	0.34	2.49	0.40	12
10.31	3.12	347,741	0.34	2.62	0.42	10
10.26	(0.03)	203,083	0.34	2.49	0.42	15
10.53	(2.37)	66,335	0.34	2.33	0.43	15

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	379

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan High Yield Fund
Class A
Year Ended February 29, 2020	$7.13	$0.38	$(0.05)	$0.33	$(0.39)	$—		$(0.39)
Year Ended February 28, 2019	7.28	0.39	(0.14)	0.25	(0.40)	—		(0.40)
Year Ended February 28, 2018	7.44	0.39	(0.15)	0.24	(0.40)	—		(0.40)
Year Ended February 28, 2017	6.65	0.39	0.79	1.18	(0.39)	—		(0.39)
Year Ended February 29, 2016	7.71	0.40	(1.06)	(0.66)	(0.40)	—	(f)	(0.40)

Class C
Year Ended February 29, 2020	7.14	0.35	(0.05)	0.30	(0.35)	—		(0.35)
Year Ended February 28, 2019	7.30	0.36	(0.16)	0.20	(0.36)	—		(0.36)
Year Ended February 28, 2018	7.45	0.35	(0.14)	0.21	(0.36)	—		(0.36)
Year Ended February 28, 2017	6.66	0.35	0.79	1.14	(0.35)	—		(0.35)
Year Ended February 29, 2016	7.72	0.36	(1.06)	(0.70)	(0.36)	—	(f)	(0.36)

Class I
Year Ended February 29, 2020	7.17	0.40	(0.04)	0.36	(0.41)	—		(0.41)
Year Ended February 28, 2019	7.32	0.41	(0.14)	0.27	(0.42)	—		(0.42)
Year Ended February 28, 2018	7.48	0.41	(0.15)	0.26	(0.42)	—		(0.42)
Year Ended February 28, 2017	6.68	0.40	0.80	1.20	(0.40)	—		(0.40)
Year Ended February 29, 2016	7.75	0.42	(1.07)	(0.65)	(0.42)	—	(f)	(0.42)

Class R2
Year Ended February 29, 2020	7.12	0.36	(0.06)	0.30	(0.36)	—		(0.36)
Year Ended February 28, 2019	7.27	0.37	(0.14)	0.23	(0.38)	—		(0.38)
Year Ended February 28, 2018	7.43	0.37	(0.15)	0.22	(0.38)	—		(0.38)
Year Ended February 28, 2017	6.64	0.36	0.80	1.16	(0.37)	—		(0.37)
Year Ended February 29, 2016	7.70	0.38	(1.06)	(0.68)	(0.38)	—	(f)	(0.38)

Class R3
Year Ended February 29, 2020	7.17	0.38	(0.05)	0.33	(0.38)	—		(0.38)
Year Ended February 28, 2019	7.32	0.39	(0.15)	0.24	(0.39)	—		(0.39)
August 21, 2017 (g) through February 28, 2018	7.45	0.20	(0.10)	0.10	(0.23)	—		(0.23)

Class R4
Year Ended February 29, 2020	7.17	0.39	(0.04)	0.35	(0.40)	—		(0.40)
Year Ended February 28, 2019	7.32	0.41	(0.15)	0.26	(0.41)	—		(0.41)
August 21, 2017 (g) through February 28, 2018	7.45	0.21	(0.10)	0.11	(0.24)	—		(0.24)

Class R5
Year Ended February 29, 2020	7.18	0.41	(0.05)	0.36	(0.41)	—		(0.41)
Year Ended February 28, 2019	7.33	0.42	(0.15)	0.27	(0.42)	—		(0.42)
Year Ended February 28, 2018	7.49	0.42	(0.16)	0.26	(0.42)	—		(0.42)
Year Ended February 28, 2017	6.69	0.41	0.80	1.21	(0.41)	—		(0.41)
Year Ended February 29, 2016	7.75	0.42	(1.06)	(0.64)	(0.42)	—	(f)	(0.42)

Class R6
Year Ended February 29, 2020	7.17	0.41	(0.04)	0.37	(0.42)	—		(0.42)
Year Ended February 28, 2019	7.32	0.43	(0.15)	0.28	(0.43)	—		(0.43)
Year Ended February 28, 2018	7.48	0.42	(0.15)	0.27	(0.43)	—		(0.43)
Year Ended February 28, 2017	6.68	0.41	0.80	1.21	(0.41)	—		(0.41)
Year Ended February 29, 2016	7.74	0.42	(1.06)	(0.64)	(0.42)	—	(f)	(0.42)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

380	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$7.07	4.70%	$496,262	0.99%	5.31%	1.16%	60%
7.13	3.62	550,227	0.99	5.52	1.22	47
7.28	3.30	632,060	0.99	5.27	1.23	47
7.44	18.04	977,249	0.99	5.38	1.32	52
6.65	(8.73)	859,215	1.00	5.52	1.37	52

7.09	4.30	94,217	1.49	4.81	1.65	60
7.14	2.95	129,121	1.49	5.01	1.72	47
7.30	2.92	158,458	1.49	4.77	1.72	47
7.45	17.38	211,878	1.52	4.84	1.81	52
6.66	(9.26)	197,406	1.55	4.92	1.85	52

7.12	5.07	1,401,211	0.74	5.57	0.92	60
7.17	3.86	3,482,173	0.74	5.77	1.00	47
7.32	3.54	3,322,653	0.74	5.52	0.99	47
7.48	18.40	6,435,665	0.77	5.58	1.10	52
6.68	(8.64)	4,480,999	0.80	5.66	1.12	52

7.06	4.33	5,636	1.34	4.95	1.50	60
7.12	3.27	6,679	1.34	5.16	1.58	47
7.27	2.97	7,794	1.33	4.94	1.59	47
7.43	17.74	8,591	1.29	5.08	1.79	52
6.64	(9.06)	8,533	1.30	5.19	1.82	52

7.12	4.71	383	1.09	5.19	1.15	60
7.17	3.51	316	1.09	5.50	1.30	47
7.32	1.34	20	1.09	5.20	1.25	47

7.12	4.97	35	0.84	5.47	1.11	60
7.17	3.77	53	0.84	5.70	1.37	47
7.32	1.49	27	0.84	5.47	1.01	47

7.13	5.11	28,706	0.69	5.61	0.75	60
7.18	3.91	55,422	0.69	5.80	0.82	47
7.33	3.59	72,349	0.69	5.58	0.82	47
7.49	18.40	70,096	0.72	5.64	0.86	52
6.69	(8.46)	57,112	0.75	5.73	0.88	52

7.12	5.23	4,787,122	0.59	5.70	0.64	60
7.17	4.02	4,335,468	0.59	5.92	0.71	47
7.32	3.70	4,829,597	0.59	5.68	0.71	47
7.48	18.49	5,558,568	0.65	5.71	0.73	52
6.68	(8.44)	3,685,406	0.70	5.91	0.76	52

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	381

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
JPMorgan Income Fund
Class A
Year Ended February 29, 2020	$9.32	$0.45	$0.38	$0.83	$(0.46)	$—	(e)	$(0.46)
Year Ended February 28, 2019	9.36	0.47	(0.04)	0.43	(0.47)	—		(0.47)
Year Ended February 28, 2018	9.54	0.50	(0.19)	0.31	(0.49)	—		(0.49)
Year Ended February 28, 2017	9.10	0.49	0.44	0.93	(0.49)	—		(0.49)
Year Ended February 29, 2016	9.86	0.51	(0.77)	(0.26)	(0.50)	—		(0.50)

Class C
Year Ended February 29, 2020	9.32	0.40	0.38	0.78	(0.41)	—	(e)	(0.41)
Year Ended February 28, 2019	9.36	0.42	(0.04)	0.38	(0.42)	—		(0.42)
Year Ended February 28, 2018	9.54	0.44	(0.19)	0.25	(0.43)	—		(0.43)
Year Ended February 28, 2017	9.10	0.45	0.43	0.88	(0.44)	—		(0.44)
Year Ended February 29, 2016	9.86	0.46	(0.78)	(0.32)	(0.44)	—		(0.44)

Class I
Year Ended February 29, 2020	9.31	0.48	0.37	0.85	(0.48)	—	(e)	(0.48)
Year Ended February 28, 2019	9.35	0.50	(0.05)	0.45	(0.49)	—		(0.49)
Year Ended February 28, 2018	9.53	0.53	(0.20)	0.33	(0.51)	—		(0.51)
Year Ended February 28, 2017	9.10	0.52	0.42	0.94	(0.51)	—		(0.51)
Year Ended February 29, 2016	9.86	0.53	(0.77)	(0.24)	(0.52)	—		(0.52)

Class R6
Year Ended February 29, 2020	9.31	0.47	0.39	0.86	(0.49)	—	(e)	(0.49)
Year Ended February 28, 2019	9.35	0.50	(0.05)	0.45	(0.49)	—		(0.49)
Year Ended February 28, 2018	9.53	0.52	(0.19)	0.33	(0.51)	—		(0.51)
Year Ended February 28, 2017	9.09	0.53	0.43	0.96	(0.52)	—		(0.52)
Year Ended February 29, 2016	9.86	0.54	(0.78)	(0.24)	(0.53)	—		(0.53)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Commencing on February 28, 2019, the Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short.
For periods prior to February 28, 2019 and for the year ended February 29, 2020, the Fund did not transact in securities sold short.
(e)	Amount rounds to less than $0.005.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

382	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (excluding securities sold short) (d)	Portfolio turnover rate (including securities sold short) (d)

$9.69	9.10%	$838,317	0.65%		4.72%		0.97%		77%	—%
9.32	4.74	280,513	0.64		5.15		1.08		54	62
9.36	3.25	80,060	0.65		5.22		1.24		40	—
9.54	10.36	22,787	0.75		5.21		1.62		59	—
9.10	(2.76)	14,142	0.75	(f)	5.53	(f)	1.68	(f)	74	—

9.69	8.52	939,761	1.21		4.16		1.46		77	—
9.32	4.16	74,767	1.19		4.60		1.58		54	62
9.36	2.69	18,564	1.20		4.65		1.76		40	—
9.54	9.76	2,085	1.24		4.70		2.15		59	—
9.10	(3.29)	696	1.25	(f)	4.83	(f)	2.55	(f)	74	—

9.68	9.39	3,652,760	0.40		4.95		0.71		77	—
9.31	5.03	113,854	0.39		5.45		0.83		54	62
9.35	3.52	19,319	0.39		5.60		1.04		40	—
9.53	10.53	34,667	0.46		5.52		1.34		59	—
9.10	(2.50)	26,588	0.50	(f)	5.56	(f)	1.67	(f)	74	—

9.68	9.40	643,056	0.40		4.96		0.46		77	—
9.31	5.04	82,376	0.39		5.37		0.59		54	62
9.35	3.53	71,862	0.39		5.51		0.69		40	—
9.53	10.76	22	0.40		5.58		2.27		59	—
9.09	(2.51)	20	0.40	(f)	5.63	(f)	2.45	(f)	74	—

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	383

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Inflation Managed Bond Fund
Class A
Year Ended February 29, 2020	$10.04	$0.24	$0.39	$0.63	$(0.23)
Year Ended February 28, 2019	10.15	0.22	(0.11)	0.11	(0.22)
Year Ended February 28, 2018	10.34	0.20	(0.19)	0.01	(0.20)
Year Ended February 28, 2017	10.14	0.18	0.19	0.37	(0.17)
Year Ended February 29, 2016	10.37	0.13	(0.22)	(0.09)	(0.14)

Class C
Year Ended February 29, 2020	9.98	0.18	0.40	0.58	(0.17)
Year Ended February 28, 2019	10.09	0.15	(0.10)	0.05	(0.16)
Year Ended February 28, 2018	10.29	0.13	(0.19)	(0.06)	(0.14)
Year Ended February 28, 2017	10.09	0.11	0.20	0.31	(0.11)
Year Ended February 29, 2016	10.33	0.07	(0.23)	(0.16)	(0.08)

Class I
Year Ended February 29, 2020	10.04	0.26	0.39	0.65	(0.25)
Year Ended February 28, 2019	10.15	0.24	(0.11)	0.13	(0.24)
Year Ended February 28, 2018	10.34	0.22	(0.19)	0.03	(0.22)
Year Ended February 28, 2017	10.14	0.20	0.19	0.39	(0.19)
Year Ended February 29, 2016	10.37	0.16	(0.23)	(0.07)	(0.16)

Class R5
Year Ended February 29, 2020	10.08	0.26	0.40	0.66	(0.26)
Year Ended February 28, 2019	10.19	0.23	(0.10)	0.13	(0.24)
Year Ended February 28, 2018	10.39	0.21	(0.19)	0.02	(0.22)
Year Ended February 28, 2017	10.18	0.20	0.20	0.40	(0.19)
Year Ended February 29, 2016	10.41	0.16	(0.23)	(0.07)	(0.16)

Class R6
Year Ended February 29, 2020	10.05	0.27	0.41	0.68	(0.27)
Year Ended February 28, 2019	10.16	0.25	(0.11)	0.14	(0.25)
Year Ended February 28, 2018	10.36	0.22	(0.19)	0.03	(0.23)
Year Ended February 28, 2017	10.15	0.21	0.20	0.41	(0.20)
Year Ended February 29, 2016	10.38	0.16	(0.22)	(0.06)	(0.17)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

384	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$10.44	6.39%	$25,555	0.75%	2.30%	0.95%	146%
10.04	1.13	25,681	0.75	2.16	0.98	74
10.15	0.12	22,800	0.74	1.91	0.97	68
10.34	3.63	26,932	0.75	1.76	1.21	41
10.14	(0.85)	51,090	0.75	1.32	1.15	27

10.39	5.83	3,871	1.39	1.74	1.47	146
9.98	0.48	6,004	1.40	1.51	1.50	74
10.09	(0.63)	5,644	1.38	1.24	1.50	68
10.29	3.05	5,807	1.39	1.08	1.58	41
10.09	(1.53)	3,534	1.40	0.67	1.53	27

10.44	6.57	175,319	0.58	2.52	0.70	146
10.04	1.28	199,425	0.60	2.34	0.72	74
10.15	0.26	206,975	0.58	2.12	0.72	68
10.34	3.83	558,497	0.60	1.91	0.73	41
10.14	(0.70)	694,213	0.60	1.52	0.72	27

10.48	6.62	14,442	0.51	2.57	0.55	146
10.08	1.33	13,938	0.55	2.33	0.57	74
10.19	0.23	5,945	0.53	2.00	0.57	68
10.39	3.95	711	0.52	1.94	0.53	41
10.18	(0.64)	11,844	0.55	1.54	0.58	27

10.46	6.84	1,169,195	0.42	2.62	0.44	146
10.05	1.41	859,081	0.47	2.46	0.47	74
10.16	0.31	1,199,612	0.45	2.14	0.47	68
10.36	4.05	855,276	0.47	2.02	0.47	41
10.15	(0.56)	798,786	0.46	1.55	0.46	27

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	385

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Limited Duration Bond Fund
Class A
Year Ended February 29, 2020	$10.00	$0.22	$0.17	$0.39	$(0.22)
Year Ended February 28, 2019	9.98	0.21	0.02	0.23	(0.21)
Year Ended February 28, 2018	9.99	0.14	(0.01)	0.13	(0.14)
Year Ended February 28, 2017	9.97	0.09	0.02	0.11	(0.09)
Year Ended February 29, 2016	10.02	0.07	(0.05)	0.02	(0.07)

Class C
Year Ended February 29, 2020	9.89	0.17	0.17	0.34	(0.17)
Year Ended February 28, 2019	9.87	0.16	0.02	0.18	(0.16)
Year Ended February 28, 2018	9.88	0.08	(0.01)	0.07	(0.08)
Year Ended February 28, 2017	9.86	0.04	0.02	0.06	(0.04)
Year Ended February 29, 2016	9.91	0.02	(0.05)	(0.03)	(0.02)

Class I
Year Ended February 29, 2020	10.00	0.24	0.18	0.42	(0.25)
Year Ended February 28, 2019	9.98	0.24	0.02	0.26	(0.24)
Year Ended February 28, 2018	9.99	0.16	(0.01)	0.15	(0.16)
Year Ended February 28, 2017	9.96	0.11	0.04	0.15	(0.12)
Year Ended February 29, 2016	10.02	0.10	(0.06)	0.04	(0.10)

Class R6
Year Ended February 29, 2020	10.01	0.27	0.18	0.45	(0.27)
Year Ended February 28, 2019	9.99	0.26	0.02	0.28	(0.26)
Year Ended February 28, 2018	10.00	0.18	(0.01)	0.17	(0.18)
Year Ended February 28, 2017	9.98	0.13	0.03	0.16	(0.14)
Year Ended February 29, 2016	10.03	0.11	(0.04)	0.07	(0.12)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

386	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$10.17	3.96%	$189,571	0.69%	2.18%	0.85%	27%
10.00	2.34	152,859	0.68	2.14	0.88	28
9.98	1.27	121,268	0.68	1.37	0.89	22
9.99	1.13	149,919	0.68	0.89	0.95	21
9.97	0.19	198,338	0.68	0.70	0.95	23

10.06	3.49	21,366	1.19	1.68	1.36	27
9.89	1.86	20,632	1.18	1.64	1.38	28
9.87	0.76	17,540	1.18	0.83	1.39	22
9.88	0.63	41,003	1.18	0.39	1.44	21
9.86	(0.31)	50,910	1.18	0.20	1.44	23

10.17	4.22	342,871	0.44	2.43	0.60	27
10.00	2.59	281,354	0.43	2.40	0.62	28
9.98	1.53	214,976	0.43	1.62	0.62	22
9.99	1.47	238,500	0.43	1.14	0.65	21
9.96	0.35	323,384	0.43	0.95	0.63	23

10.19	4.53	743,297	0.24	2.63	0.35	27
10.01	2.79	652,843	0.23	2.58	0.37	28
9.99	1.73	658,067	0.23	1.82	0.37	22
10.00	1.58	757,219	0.23	1.35	0.37	21
9.98	0.66	680,614	0.23	1.14	0.37	23

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	387

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mortgage-Backed Securities Fund
Class A
Year Ended February 29, 2020	$11.31	$0.33	$0.59	$0.92	$(0.32)	$(0.04)	$(0.36)
Year Ended February 28, 2019	11.25	0.33	0.06	0.39	(0.33)	—	(0.33)
Year Ended February 28, 2018	11.45	0.34	(0.21)	0.13	(0.33)	—	(0.33)
Year Ended February 28, 2017	11.66	0.29	(0.21)	0.08	(0.28)	(0.01)	(0.29)
Year Ended February 29, 2016	11.65	0.30	0.02	0.32	(0.30)	(0.01)	(0.31)

Class C
Year Ended February 29, 2020	10.99	0.27	0.57	0.84	(0.27)	(0.04)	(0.31)
Year Ended February 28, 2019	10.95	0.27	0.04	0.31	(0.27)	—	(0.27)
Year Ended February 28, 2018	11.15	0.27	(0.20)	0.07	(0.27)	—	(0.27)
Year Ended February 28, 2017	11.36	0.23	(0.20)	0.03	(0.23)	(0.01)	(0.24)
Year Ended February 29, 2016	11.36	0.23	0.03	0.26	(0.25)	(0.01)	(0.26)

Class I
Year Ended February 29, 2020	11.02	0.35	0.57	0.92	(0.35)	(0.04)	(0.39)
Year Ended February 28, 2019	10.97	0.35	0.05	0.40	(0.35)	—	(0.35)
Year Ended February 28, 2018	11.18	0.36	(0.21)	0.15	(0.36)	—	(0.36)
Year Ended February 28, 2017	11.38	0.31	(0.19)	0.12	(0.31)	(0.01)	(0.32)
Year Ended February 29, 2016	11.39	0.32	0.01	0.33	(0.33)	(0.01)	(0.34)

Class R6
Year Ended February 29, 2020	11.01	0.37	0.58	0.95	(0.37)	(0.04)	(0.41)
Year Ended February 28, 2019	10.97	0.37	0.04	0.41	(0.37)	—	(0.37)
Year Ended February 28, 2018	11.17	0.37	(0.19)	0.18	(0.38)	—	(0.38)
Year Ended February 28, 2017	11.38	0.33	(0.20)	0.13	(0.33)	(0.01)	(0.34)
Year Ended February 29, 2016	11.39	0.34	0.01	0.35	(0.35)	(0.01)	(0.36)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

388	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$11.87	8.25%	$149,102	0.64%	2.88%	0.90%	23%
11.31	3.50	105,957	0.65	2.98	0.98	22
11.25	1.12	109,033	0.65	2.95	0.98	14
11.45	0.69	142,557	0.64	2.48	1.05	27
11.66	2.82	209,213	0.64	2.56	0.99	16

11.52	7.69	12,887	1.14	2.38	1.41	23
10.99	2.91	10,062	1.15	2.47	1.48	22
10.95	0.65	11,849	1.15	2.44	1.48	14
11.15	0.22	18,062	1.14	2.00	1.54	27
11.36	2.31	19,275	1.14	2.06	1.51	16

11.55	8.47	1,451,956	0.39	3.13	0.64	23
11.02	3.77	960,112	0.39	3.23	0.71	22
10.97	1.33	888,646	0.40	3.19	0.72	14
11.18	1.06	1,021,648	0.39	2.74	0.76	27
11.38	2.97	1,073,033	0.39	2.83	0.72	16

11.55	8.73	1,397,964	0.24	3.28	0.39	23
11.01	3.83	1,116,941	0.24	3.37	0.46	22
10.97	1.57	955,347	0.25	3.34	0.47	14
11.17	1.13	1,182,534	0.24	2.89	0.46	27
11.38	3.14	1,384,768	0.24	2.98	0.46	16

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	389

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short Duration Bond Fund
Class A
Year Ended February 29, 2020	$10.72	$0.23	$0.28	$0.51	$(0.23)	$—	$(0.23)
Year Ended February 28, 2019	10.68	0.17	0.04	0.21	(0.17)	—	(0.17)
Year Ended February 28, 2018	10.81	0.11	(0.13)	(0.02)	(0.11)	—	(0.11)
Year Ended February 28, 2017	10.83	0.07	(0.01)	0.06	(0.07)	(0.01)	(0.08)
Year Ended February 29, 2016	10.87	0.07	(0.03)	0.04	(0.07)	(0.01)	(0.08)

Class C
Year Ended February 29, 2020	10.80	0.18	0.28	0.46	(0.18)	—	(0.18)
Year Ended February 28, 2019	10.75	0.12	0.05	0.17	(0.12)	—	(0.12)
Year Ended February 28, 2018	10.88	0.05	(0.13)	(0.08)	(0.05)	—	(0.05)
Year Ended February 28, 2017	10.90	0.01	(0.01)	— (d)	(0.01)	(0.01)	(0.02)
Year Ended February 29, 2016	10.94	0.01	(0.03)	(0.02)	(0.01)	(0.01)	(0.02)

Class I
Year Ended February 29, 2020	10.74	0.26	0.27	0.53	(0.26)	—	(0.26)
Year Ended February 28, 2019	10.70	0.20	0.04	0.24	(0.20)	—	(0.20)
Year Ended February 28, 2018	10.83	0.14	(0.13)	0.01	(0.14)	—	(0.14)
Year Ended February 28, 2017	10.84	0.09	0.01	0.10	(0.10)	(0.01)	(0.11)
Year Ended February 29, 2016	10.89	0.10	(0.04)	0.06	(0.10)	(0.01)	(0.11)

Class R6
Year Ended February 29, 2020	10.74	0.27	0.27	0.54	(0.27)	—	(0.27)
Year Ended February 28, 2019	10.69	0.22	0.05	0.27	(0.22)	—	(0.22)
Year Ended February 28, 2018	10.83	0.16	(0.13)	0.03	(0.17)	—	(0.17)
Year Ended February 28, 2017	10.84	0.12	— (d)	0.12	(0.12)	(0.01)	(0.13)
Year Ended February 29, 2016	10.89	0.12	(0.03)	0.09	(0.13)	(0.01)	(0.14)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

390	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$11.00	4.84%	$305,826	0.66%	2.13%	0.84%	88%
10.72	1.99	296,927	0.80	1.60	0.86	80
10.68	(0.16)	386,702	0.80	1.02	0.86	44
10.81	0.55	535,288	0.80	0.61	0.90	37
10.83	0.35	528,045	0.80	0.63	0.92	45

11.08	4.26	23,359	1.17	1.64	1.35	88
10.80	1.56	29,415	1.30	1.09	1.36	80
10.75	(0.69)	34,926	1.30	0.50	1.36	44
10.88	0.05	89,565	1.30	0.10	1.42	37
10.90	(0.16)	110,872	1.30	0.13	1.41	45

11.01	4.99	673,511	0.41	2.38	0.59	88
10.74	2.24	738,371	0.55	1.83	0.60	80
10.70	0.08	1,010,587	0.55	1.26	0.60	44
10.83	0.90	2,867,193	0.55	0.83	0.66	37
10.84	0.50	7,145,093	0.55	0.88	0.66	45

11.01	5.12	2,126,449	0.29	2.51	0.34	88
10.74	2.60	2,099,483	0.30	2.09	0.35	80
10.69	0.25	2,225,633	0.30	1.52	0.35	44
10.83	1.15	2,563,439	0.30	1.10	0.36	37
10.84	0.77	3,171,892	0.30	1.13	0.35	45

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	391

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Short Duration Core Plus Fund
Class A
Year Ended February 29, 2020	$9.41	$0.24	$0.31	$0.55	$(0.22)
Year Ended February 28, 2019	9.40	0.25	— (d)	0.25	(0.24)
Year Ended February 28, 2018	9.59	0.32	(0.19)	0.13	(0.32)
Year Ended February 28, 2017	8.87	0.42	0.72	1.14	(0.42)
Year Ended February 29, 2016	9.76	0.41	(0.89)	(0.48)	(0.41)

Class C
Year Ended February 29, 2020	9.39	0.18	0.33	0.51	(0.18)
Year Ended February 28, 2019	9.38	0.20	— (d)	0.20	(0.19)
Year Ended February 28, 2018	9.57	0.27	(0.19)	0.08	(0.27)
Year Ended February 28, 2017	8.85	0.37	0.72	1.09	(0.37)
Year Ended February 29, 2016	9.75	0.36	(0.89)	(0.53)	(0.37)

Class I
Year Ended February 29, 2020	9.40	0.25	0.34	0.59	(0.25)
Year Ended February 28, 2019	9.39	0.27	— (d)	0.27	(0.26)
Year Ended February 28, 2018	9.58	0.35	(0.19)	0.16	(0.35)
Year Ended February 28, 2017	8.86	0.44	0.72	1.16	(0.44)
Year Ended February 29, 2016	9.76	0.43	(0.89)	(0.46)	(0.44)

Class R6
Year Ended February 29, 2020	9.40	0.24	0.35	0.59	(0.26)
Year Ended February 28, 2019	9.39	0.28	(0.01)	0.27	(0.26)
Year Ended February 28, 2018	9.58	0.35	(0.18)	0.17	(0.36)
Year Ended February 28, 2017	8.86	0.45	0.73	1.18	(0.46)
Year Ended February 29, 2016	9.77	0.44	(0.90)	(0.46)	(0.45)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

392	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$9.74	5.95%	$95,222	0.64%	2.46%	0.92%	157%
9.41	2.66	100,349	0.63	2.68	1.05	83
9.40	1.40	9,900	0.77	3.30	1.26	226
9.59	13.07	4,246	0.89	4.43	1.33	77
8.87	(5.03)	2,570	0.90	4.34	1.25	42

9.72	5.45	7,825	1.14	1.92	1.41	157
9.39	2.15	5,019	1.13	2.16	1.58	83
9.38	0.88	1,207	1.29	2.87	1.77	226
9.57	12.55	1,283	1.39	3.93	1.91	77
8.85	(5.61)	264	1.40	3.82	1.88	42

9.74	6.31	187,225	0.39	2.64	0.65	157
9.40	2.90	125,030	0.38	2.92	0.79	83
9.39	1.65	56,434	0.55	3.70	0.97	226
9.58	13.34	125,336	0.64	4.68	1.01	77
8.86	(4.86)	108,974	0.65	4.55	0.94	42

9.73	6.31	3,531,440	0.32	2.47	0.37	157
9.40	2.95	45,323	0.32	2.97	0.54	83
9.39	1.75	29,580	0.42	3.71	0.72	226
9.58	13.51	34,516	0.49	4.83	0.75	77
8.86	(4.81)	45,491	0.50	4.65	0.69	42

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	393

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 11 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversification Classification
JPMorgan Core Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Core Plus Bond Fund	Class A, Class C, Class I, Class L(1), Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Floating Rate Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Government Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4 and Class R6	JPM II	Diversified
JPMorgan High Yield Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Inflation Managed Bond Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM I	Diversified
JPMorgan Limited Duration Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Mortgage-Backed Securities Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Short Duration Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Short Duration Core Plus Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified

(1)

Effective December 1, 2016, Class L Shares are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Fund unless they meet certain requirements as described in the Fund’s prospectus. Effective June 2, 2020, Class L Shares of JPMorgan Core Plus Bond Fund will convert to Class I Shares of the Fund.

JPMorgan Floating Rate Income Fund changed its fiscal year end from August 31st to the last day of February.

The investment objective of JPMorgan Core Bond Fund (“Core Bond Fund”) is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of JPMorgan Core Plus Bond Fund (“Core Plus Bond Fund”) is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

The investment objective of JPMorgan Floating Rate Income Fund (“Floating Rate Income Fund”) is to seek to provide current income with a secondary objective of capital appreciation.

The investment objective of JPMorgan Government Bond Fund (“Government Bond Fund”) is to seek a high level of current income with liquidity and safety of principal.

The investment objective of JPMorgan High Yield Fund (“High Yield Fund”) is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

The investment objective of JPMorgan Income Fund (“Income Fund”) is to seek to provide income with a secondary objective of capital appreciation.

The investment objective of JPMorgan Inflation Managed Bond Fund (“Inflation Managed Bond Fund”) is to seek to maximize inflation protected total return.

The investment objective of JPMorgan Limited Duration Bond Fund (“Limited Duration Bond Fund”) is to seek a high level of current income consistent with low volatility of principal.

The investment objective of JPMorgan Mortgage-Backed Securities Fund (“Mortgage-Backed Securities Fund”) is to seek to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

The investment objective of JPMorgan Short Duration Bond Fund (‘Short Duration Bond Fund”) is to seek current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

The investment objective of JPMorgan Short Duration Core Plus Fund (“Short Duration Core Plus Fund”) is to seek total return consistent with preservation of capital.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Class C Shares automatically convert to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

394	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the “Boards”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Income Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund at February 29, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	395

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$2,797,415	$971,469		$3,768,884
Collateralized Mortgage Obligations	—	2,731,968	406,977		3,138,945
Commercial Mortgage-Backed Securities	—	2,426,667	160,021		2,586,688
Corporate Bonds	—	7,486,728	—		7,486,728
Foreign Government Securities	—	142,330	—		142,330
Mortgage-Backed Securities	—	5,565,434	—		5,565,434
Municipal Bonds	—	146,897	—		146,897
U.S. Government Agency Securities	—	586,742	—		586,742
U.S. Treasury Obligations	—	9,285,578	—		9,285,578
Short-Term Investments
Investment Companies	1,345,081	—	—		1,345,081
Investment of cash collateral from securities loaned	182,803	—	—		182,803

Total Short-Term Investments	1,527,884	—	—		1,527,884

Total Investments in Securities	$1,527,884	$31,169,759	$1,538,467		$34,236,110

Core Plus Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$1,784,840	$612,907		$2,397,747
Collateralized Mortgage Obligations	—	735,572	126,336		861,908
Commercial Mortgage-Backed Securities	—	1,477,763	179,594		1,657,357
Common Stocks
Aerospace & Defense	—	—	11		11
Communications Equipment	—	—	—	(a)	—	(a)
Diversified Financial Services	—	—	16		16
Energy Equipment & Services	—	—	13		13
Oil, Gas & Consumable Fuels	229	—	120		349
Pharmaceuticals	1,251	—	117		1,368
Specialty Retail	—	—	1,153		1,153
Other Common Stocks	3,943	—	—		3,943

Total Common Stocks	5,423	—	1,430		6,853

Convertible Bonds	—	1,174	—		1,174
Convertible Preferred Stocks	—	—	—	(a)	—	(a)

396	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Corporate Bonds
Automobiles	$—	$2,862	$—	(a)	$2,862
Electric Utilities	—	186,045	2		186,047
Wireless Telecommunication Services	—	56,847	3,385		60,232
Other Corporate Bonds	—	3,782,699	—		3,782,699

Total Corporate Bonds	—	4,028,453	3,387		4,031,840

Foreign Government Securities	—	216,410	—		216,410
Loan Assignments
Construction & Engineering	—	—	5,852		5,852
Leisure Products	—	—	189		189
Other Loan Assignments	—	17,718	—		17,718

Total Loan Assignments	—	17,718	6,041		23,759

Mortgage-Backed Securities	—	2,694,473	—		2,694,473
Municipal Bonds	—	21,601	—		21,601
Preferred Stocks
Automobiles	—	—	—	(a)	— (a)
Communications Equipment	—	—	—	(a)	— (a)
Specialty Retail	—	—	2,198		2,198
Other Preferred Stocks	—	2,222	—		2,222

Total Preferred Stocks	—	2,222	2,198		4,420

Rights	—	—	110		110
U.S. Government Agency Securities	—	262,812	—		262,812
U.S. Treasury Obligations	—	2,395,466	—		2,395,466
Warrants
Wireless Telecommunication Services	—	—	1,563		1,563
Other Warrants	—	9	—		9

Total Warrants	—	9	1,563		1,572

Short-Term Investments
Investment Companies	1,097,752	—	—		1,097,752
Investment of cash collateral from securities loaned	182,583	—	—		182,583
Foreign Government Treasury Bills	—	6,147	—		6,147

Total Short-Term Investments	1,280,335	6,147	—		1,286,482

Total Investments in Securities	$1,285,758	$13,644,660	$933,566		$15,863,984

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$855	$—		$855
Futures Contracts	30,208	—	—		30,208
Swaps	—	1,355	—		1,355

Total Appreciation in Other Financial Instruments	$30,208	$2,210	$—		$32,418

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(649)	$—		$(649)
Futures Contracts	(20,808)	—	—		(20,808)
Swaps	—	(2,129)	—		(2,129)

Total Depreciation in Other Financial Instruments	$(20,808)	$(2,778)	$—		$(23,586)

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	397

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

Floating Rate Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$—	$293		$293
Oil, Gas & Consumable Fuels	—	—	106		106
Specialty Retail	—	—	2,034		2,034
Other Common Stocks	1,043	—	—		1,043

Total Common Stocks	1,043	—	2,433		3,476

Corporate Bonds
Electric Utilities	—	—	38		38
Wireless Telecommunication Services	—	7,032	—	(b)	7,032
Other Corporate Bonds	—	70,532	—		70,532

Total Corporate Bonds	—	77,564	38		77,602

Loan Assignments
Leisure Products	—	9,351	5,154		14,505
Other Loan Assignments	—	855,391	—		855,391

Total Loan Assignments	—	864,742	5,154		869,896

Preferred Stocks	—	—	3,880		3,880
Rights	—	—	1,337		1,337
Warrants	—	—	1,939		1,939
Short-Term Investments
Investment Companies	72,982	—	—		72,982
Investment of cash collateral from securities loaned	851	—	—		851

Total Short-Term Investments	73,833	—	—		73,833

Total Investments in Securities	$74,876	$942,306	$14,781	*	$1,031,963

*

Level 3 securities are valued by brokers and pricing services. At February 29, 2020, the value of these securities was approximately $14,781,000. The inputs for these securities are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

Government Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (c)	$163,468	$2,245,857	$—		$2,409,325

High Yield Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$—	$279		$279
Communications Equipment	—	—	—	(a)	—	(a)
Diversified Financial Services	—	—	71		71
Energy Equipment & Services	—	—	138		138
Oil, Gas & Consumable Fuels	17	—	624		641
Pharmaceuticals	4,324	—	408		4,732
Specialty Retail	—	—	10,022		10,022
Other Common Stocks	26,431	—	—		26,431

Total Common Stocks	30,772	—	11,542		42,314

Convertible Bonds	—	7,376	—		7,376
Convertible Preferred Stocks	—	—	—	(a)	—	(a)

398	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Corporate Bonds
Automobiles	$—	$—	$—	(a)	$—	(a)
Electric Utilities	—	25,794	79		25,873
Real Estate Management & Development	—	9,188	4,761		13,949
Wireless Telecommunication Services	—	278,060	14,155		292,215
Other Corporate Bonds	—	5,701,107	—		5,701,107

Total Corporate Bonds	—	6,014,149	18,995		6,033,144

Loan Assignments
Food & Staples Retailing	—	14,223	10,000		24,223
Leisure Products	—	6,072	4,918		10,990
Other Loan Assignments	—	464,895	—		464,895

Total Loan Assignments	—	485,190	14,918		500,108

Preferred Stocks
Automobiles	—	—	—	(a)	—	(a)
Banks	6,630	—	—		6,630
Communications Equipment	—	—	4		4
Specialty Retail	—	—	19,778		19,778
Other Preferred Stocks	—	11,796	—		11,796

Total Preferred Stocks	6,630	11,796	19,782		38,208

Rights	—	—	2,992		2,992
Warrants
Wireless Telecommunication Services	—	—	8,205		8,205
Other Warrants	—	29	—		29

Total Warrants	—	29	8,205		8,234

Short-Term Investments
Investment Companies	187,602	—	—		187,602
Investment of cash collateral from securities loaned	457,945	—	—		457,945

Total Short-Term Investments	645,547	—	—		645,547

Total Investments in Securities	$682,949	$6,518,540	$76,434		$7,277,923

Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$694,288	$351,115		$1,045,403
Collateralized Mortgage Obligations	—	1,144,695	170,293		1,314,988
Commercial Mortgage-Backed Securities	—	852,761	174,388		1,027,149
Common Stocks
Aerospace & Defense	—	—	4		4
Capital Markets	—	—	35		35
Specialty Retail	—	—	5		5
Other Common Stocks	21	—	—		21

Total Common Stocks	21	—	44		65

Convertible Bonds	—	133	—		133
Corporate Bonds
Wireless Telecommunication Services	—	78,125	5,977		84,102
Other Corporate Bonds	—	2,023,078	—		2,023,078

Total Corporate Bonds	—	2,101,203	5,977		2,107,180

Foreign Government Securities	—	370,786	—		370,786

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	399

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Loan Assignments
Construction & Engineering	$—	$—	$1,064		$1,064
Leisure Products	—	—	58		58
Other Loan Assignments	—	6,739	—		6,739

Total Loan Assignments	—	6,739	1,122		7,861

Mortgage-Backed Securities	—	166,019	—		166,019
Municipal Bonds	—	2,071	—		2,071
Preferred Stocks
Electric Utilities	11,586	—	—		11,586
Insurance	2,384	—	—		2,384
Other Preferred Stocks	—	15	—		15

Total Preferred Stocks	13,970	15	—		13,985

Warrants	—	—	29		29
Short-Term Investments
Investment Companies	34,094	—	—		34,094
Investment of cash collateral from securities loaned	133,880	—	—		133,880

Total Short-Term Investments	167,974	—	—		167,974

Total Investments in Securities	$181,965	$5,338,710	$702,968		$6,223,643

Appreciation in Other Financial Instruments
Futures Contracts	$18,044	$—	$—		$18,044
Swaps	—	5,723	—		5,723

Total Appreciation in Other Financial Instruments	$18,044	$5,723	$—		$23,767

Depreciation in Other Financial Instruments
Futures Contracts	$(7,163)	$—	$—		$(7,163)
Swaps	—	(2,815)	—		(2,815)

Total Depreciation in Other Financial Instruments	$(7,163)	$(2,815)	$—		$(9,978)

Inflation Managed Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$155,308	$2,832		$158,140
Collateralized Mortgage Obligations	—	104,740	30		104,770
Commercial Mortgage-Backed Securities	—	158,452	—	(a)	158,452
Corporate Bonds	—	436,902	—		436,902
Foreign Government Securities	—	4,999	—		4,999
Mortgage-Backed Securities	—	119,621	—		119,621
U.S. Government Agency Securities	—	24,339	—		24,339
U.S. Treasury Obligations	—	365,209	—		365,209
Short-Term Investments
Investment Companies	36,595	—	—		36,595
Investment of cash collateral from securities loaned	1,453	—	—		1,453

Total Short-Term Investments	38,048	—	—		38,048

Total Investments in Securities	$38,048	$1,369,570	$2,862		$1,410,480

400	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

Inflation Managed Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Appreciation in Other Financial Instruments
Futures Contracts	$2,549	$—	$—		$2,549

Depreciation in Other Financial Instruments
Futures Contracts	$(797)	$—	$—		$(797)
Swaps	—	(11,295)	—		(11,295)

Total Depreciation in Other Financial Instruments	$(797)	$(11,295)	$—		$(12,092)

Limited Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$337,026	$81,449		$418,475
Collateralized Mortgage Obligations	—	482,724	5,441		488,165
Commercial Mortgage-Backed Securities	—	92,623	136		92,759
Corporate Bonds	—	121,373	—		121,373
Mortgage-Backed Securities	—	80,766	—		80,766
Short-Term Investments
Investment Companies	95,534	—	—		95,534
Investment of cash collateral from securities loaned	8	—	—		8

Total Short-Term Investments	95,542	—	—		95,542

Total Investments in Securities	$95,542	$1,114,512	$87,026		$1,297,080

Mortgage-Backed Securities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$120,158	$249,350		$369,508
Collateralized Mortgage Obligations	—	552,744	37,944		590,688
Commercial Mortgage-Backed Securities	—	206,730	37,188		243,918
Mortgage-Backed Securities	—	1,623,213	—		1,623,213
U.S. Treasury Obligations	—	18,635	—		18,635
Short-Term Investments
Investment Companies	196,979	—	—		196,979

Total Investments in Securities	$196,979	$2,521,480	$324,482		$3,042,941

Short Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$606,538	$83,736		$690,274
Collateralized Mortgage Obligations	—	635,453	—	(a)	635,453
Commercial Mortgage-Backed Securities	—	17,665	—		17,665
Corporate Bonds	—	720,937	—		720,937
Mortgage-Backed Securities	—	158,846	—		158,846
U.S. Treasury Obligations	—	852,590	—		852,590

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	401

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

Short Duration Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$43,227	$—	$—	$43,227
U.S. Treasury Obligations	—	1,450	—	1,450

Total Short-Term Investments	43,227	1,450	—	44,677

Total Investments in Securities	$43,227	$2,993,479	$83,736	$3,120,442

Appreciation in Other Financial Instruments
Futures Contracts	$2,460	$—	$—	$2,460

Depreciation in Other Financial Instruments
Futures Contracts	$(1,718)	$—	$—	$(1,718)

Short Duration Core Plus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$389,584	$43,733	$433,317
Collateralized Mortgage Obligations	—	538,921	24,529	563,450
Commercial Mortgage-Backed Securities	—	242,255	82,677	324,932
Corporate Bonds
Wireless Telecommunication Services	—	12,662	486	13,148
Other Corporate Bonds	—	1,254,825	—	1,254,825

Total Corporate Bonds	—	1,267,487	486	1,267,973

Foreign Government Securities	—	33,746	—	33,746
Mortgage-Backed Securities	—	438,425	—	438,425
U.S. Treasury Obligations	—	657,444	—	657,444
Short-Term Investments
Investment Companies	88,599	—	—	88,599
Investment of cash collateral from securities loaned	7,158	—	—	7,158
U.S. Treasury Obligations	—	2,081	—	2,081

Total Short-Term Investments	95,757	2,081	—	97,838

Total Investments in Securities	$95,757	$3,569,943	$151,425	$3,817,125

Appreciation in Other Financial Instruments
Futures Contracts	$3,909	$—	$—	$3,909

Depreciation in Other Financial Instruments
Futures Contracts	$(3,551)	$—	$—	$(3,551)

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.
(c)

Portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

402	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Core Bond Fund	Balance as of February 28, 2019	Realized gain (loss)		Change in net unrealized appreciation (depreciation)		Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2020
Investments in Securities:
Asset-Backed Securities	$943,862	$139		$10,071		$(1,194)	$438,880	$(468,127)	$47,838	$—	$971,469
Collateralized Mortgage Obligations	105,652	—	(a)	5,232		(1,772)	453,315	(155,450)	—	—	406,977
Commercial Mortgage-Backed Securities	114,259	(23)		7,033		(1,720)	84,715	(24,191)	—	(20,052)	160,021
Corporate Bonds — Capital Markets	371	—		—	(a)	— (a)	—	(371)	—	—	—

Total	$1,164,144	$116		$22,336		$(4,686)	$976,910	$(648,139)	$47,838	$(20,052)	$1,538,467

Core Plus Bond Fund	Balance as of February 28, 2019		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2020
Investments in Securities:
Asset-Backed Securities	$559,416		$(4,713)	$14,281	$(288)		$291,203		$(287,131)	$40,139	$—	$612,907
Collateralized Mortgage Obligations	47,167		4	596	—	(a)	224,183		(145,614)	—	—	126,336
Commercial Mortgage-Backed Securities	139,135		(1,946)	7,601	(644)		64,335		(28,887)	—	—	179,594
Common Stocks — Aerospace & Defense	27		—	(16)	—		—		—	—	—	11
Common Stocks — Communications Equipment	—	(a)	—	—	—		—		—	—	—	—	(a)
Common Stocks — Diversified Financial Services	16		—	—	—		—		—	—	—	16
Common Stocks — Energy Equipment & Services	42		—	(29)	—		—		—	—	—	13
Common Stocks — Oil, Gas & Consumable Fuels	—		—	(284)	—		—		—	404	—	120
Common Stocks — Pharmaceuticals	4,899		—	(1,817)	—		—		(3,472)	507	—	117
Common Stocks — Specialty Retail	1,528		—	(375)	—		—		—	—	—	1,153
Convertible Preferred Stocks — Automobiles	—	(a)	—	—	—		—		—	—	—	—	(a)
Corporate Bonds — Automobiles	—	(a)	—	—	—		—		—	—	—	—	(a)
Corporate Bonds — Capital Markets	75		— (a)	— (a)	—	(a)	—	(a)	(75)	—	—	—
Corporate Bonds — Communications Equipment	1		(1)	—	—		—		— (a)	—	—	—
Corporate Bonds — Electric Utilities	18		—	(16)	—		—		—	—	—	2
Corporate Bonds — Wireless Telecommunication Services	—	(a)	—	422	—		2,963		—	—	—	3,385
Loan Assignments — Construction & Engineering	—		—	— (a)	—		7,460		(1,608)	—	—	5,852
Loan Assignments — Leisure Products	173		—	(4)	4		16		—	—	—	189
Loan Assignments — Specialty Retail	1,176		588	(392)	—		—		(1,372)	—	—	—

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	403

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

Core Plus Bond Fund	Balance as of February 28, 2019		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2020
Preferred Stocks — Automobiles	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)
Preferred Stocks — Communications Equipment	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Specialty Retail	1,711		—	487	—	—	—	—	—	2,198
Rights — Independent Power and Renewable Electricity Producers	80		—	30	—	—	—	—	—	110
Warrants — Wireless Telecommunication Services	—		—	(435)	—	1,998	—	—	—	1,563

Total	$755,464		$(6,068)	$20,049	$(928)	$592,158	$(468,159)	$41,050	$—	$933,566

Floating Rate Income Fund	Balance as of February 28, 2019		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as February 29, 2020
Investments in Securities:
Common Stocks — Aerospace & Defense	$733		$—	$(440)	$—	$—	$—	$—	$—	$293
Common Stocks — Oil, Gas & Consumable	767		—	(661)	—	—	—	—	—	106
Common Stocks — Specialty Retail	2,694		—	(660)	—	—	—	—	—	2,034
Corporate Bonds — Electric Utilities	225		—	(187)	—	—	—	—	—	38
Corporate Bonds — Wireless Telecommunication Services	—	(b)	—	—	—	—	—	—	—	—	(b)
Loan Assignments — Leisure Products	4,704		—	(113)	113	450	—	—	—	5,154
Loan Assignments — Specialty Retail	2,075		1,037	(692)	—	—	(2,420)	—	—	—
Preferred Stocks — Specialty Retail	3,019		—	861	—	—	—	—	—	3,880
Rights — Independent Power and Renewable Electricity Producers	969		—	368	—	—	—	—	—	1,337
Warrants — Wireless Telecommunication Services	—		—	(540)	—	2,479	—	—	—	1,939

Total	$15,186		$1,037	$(2,064)	$113	$2,929	$(2,420)	$—	$—	$14,781

High Yield Fund	Balance as of February 28, 2019		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]		Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2020
Investments in Securities:
Asset-Backed Securities	$—	(a)	$—	$—	$—	$—	$—	(a)	$—	$—	$—
Common Stocks — Aerospace & Defense	698		—	(419)	—	—	—		—	—	279
Common Stocks — Communications Equipment	—	(a)	—	—	—	—	—		—	—	—	(a)
Common Stocks — Diversified Financial Services	71		—	—	—	—	—		—	—	71
Common Stocks — Energy Equipment & Services	460		—	(322)	—	—	—		—	—	138
Common Stocks — Oil, Gas & Consumable Fuels	—		—	(1,483)	—	—	—		2,107	—	624
Common Stocks — Pharmaceuticals	17,013		—	(6,311)	—	—	(12,056)		1,762	—	408

404	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

High Yield Fund	Balance as of February 28, 2019		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2020
Common Stocks — Specialty Retail	$13,280		$—	$(3,258)	$—		$—	$—	$—	$—	$10,022
Convertible Preferred Stocks — Automobiles	—	(a)	—	—	—		—	—	—	—	—	(a)
Corporate Bonds — Automobiles	—	(a)	—	—	—		—	—	—	—	—	(a)
Corporate Bonds — Communications Equipment	2		(1)	—	—		—	(1)	—	—	—
Corporate Bonds — Diversified Telecommunication Services	8,531		—	—	—		—	—	—	(8,531)	—
Corporate Bonds — Electric Utilities	526		43	(446)	—		—	(44)	—	—	79
Corporate Bonds — Real Estate Management & Development	5,863		—	(18)	13		—	(1,097)	—	—	4,761
Corporate Bonds — Wireless Telecommunication Services	—	(a)	—	1,594	(2)		12,563	—	—	—	14,155
Loan Assignments — Food & Staples Retailing	—		—	194	—	(a)	9,806	—	—	—	10,000
Loan Assignments — Leisure Products	4,487		—	(108)	108		431	—	—	—	4,918
Loan Assignments — Specialty Retail	10,287		5,143	(3,429)	—		—	(12,001)	—	—	—
Preferred Stocks — Automobiles	—	(a)	—	—	—		—	—	—	—	—	(a)
Preferred Stocks — Communications Equipment	4		—	—	—		—	—	—	—	4
Preferred Stocks — Specialty Retail	14,877		—	4,901	—		—	—	—	—	19,778
Rights — Independent Power and Renewable Electricity Producers	2,168		—	824	—		—	—	—	—	2,992
Warrants — Wireless Telecommunication Services	—		—	(2,286)	—		10,491	—	—	—	8,205

Total	$78,267		$5,185	$(10,567)	$119		$33,291	$(25,199)	$3,869	$(8,531)	$76,434

Income Fund	Balance as of February 28, 2019		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2020
Investments in Securities
Asset-Backed Securities	$52,233		$(46)	$5,262	$(15)	$317,431	$(31,841)	$8,091	$—	$351,115
Collateralized Mortgage Obligations	6,620		112	1,812	— (a)	175,155	(14,418)	1,012	—	170,293
Commercial Mortgage-Backed Securities	7,996		144	5,985	95	163,693	(6,947)	3,422	—	174,388
Common Stocks — Aerospace & Defense	9		—	(5)	—	—	—	—	—	4
Common Stocks — Capital Markets	30		—	5	—	—	—	—	—	35
Common Stocks — Specialty Retail	7		—	(2)	—	—	—	—	—	5
Corporate Bonds — Wireless Telecommunication Services	—	(b)	—	202	(19)	5,794	—	—	—	5,977
Loan Assignments — Construction & Engineering	—		—	— (a)	—	1,356	(292)	—	—	1,064
Loan Assignments — Leisure Products	53		—	(1)	1	5	—	—	—	58

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	405

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

Income Fund	Balance as of February 28, 2019		Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2020
Loan Assignments — Specialty Retail	$5		$2		$(2)	$—		$—		$(5)	$—	$—	$—
Preferred Stocks — Specialty Retail	6		3		(4)	—		—		(5)	—	—	—
Warrants — Road & Rail	—	(b)	—		—	—		—		—	—	—	—	(b)
Warrants — Wireless Telecommunication Services	—		—		(8)	—		37		—	—	—	29

Total	$66,959		$215		$13,244	$62		$663,471		$(53,508)	$12,525	$—	$702,968

Limited Duration Bond Fund	Balance as of February 28, 2019		Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as February 29, 2020
Investments in Securities:
Asset-Backed Securities	$71,541		$—	(a)	$1,137	$7		$43,695		$(34,931)	$—	$—	$81,449
Collateralized Mortgage Obligations	1,364		—	(a)	112	—	(a)	5,000		(1,035)	—	—	5,441
Commercial Mortgage-Backed Securities	158		—		3	—		—		(25)	—	—	136
Corporate Bonds — Capital Markets	57		—	(a)	— (a)	—	(a)	—	(a)	(57)	—	—	—

Total	$73,120		$—	(a)	$1,252	$7		$48,695		$(36,048)	$—	$—	$87,026

Mortgage-Backed Securities Fund	Balance as of February 28, 2019	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2020
Investments in Securities:
Asset-Backed Securities	$158,660	$(58)	$4,383	$(349)	$159,546	$(91,630)	$18,798	$—	$249,350
Collateralized Mortgage Obligations	15,657	— (a)	2,090	(1,318)	26,860	(7,997)	2,652	—	37,944
Commercial Mortgage-Backed Securities	20,820	—	1,568	(589)	15,639	(250)	—	—	37,188

Total	$195,137	$(58)	$8,041	$(2,256)	$202,045	$(99,877)	$21,450	$—	$324,482

Short Duration Bond Fund	Balance as of February 28, 2019		Realized gain (loss)	Change in net unrealized appreciation (depreciation)		Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2020
Investments in Securities
Asset-Backed Securities	$71,765		$4	$566		$56	$56,000	$(44,655)	$—	$—	$83,736
Collateralized Mortgage Obligations	—	(a)	—	—	(a)	—	—	— (a)	—	—	—	(a)

Total	$71,765		$4	$566		$56	$56,000	$(44,655)	$—	$—	$83,736

406	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

Short Duration Core Plus Fund	Balance as of February 28, 2019		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2020
Investments in Securities
Asset-Backed Securities	$5,028		$5	$352	$(4)	$44,116	$(5,764)	$—	$—	$43,733
Collateralized Mortgage Obligations	—		—	180	— (a)	24,677	(328)	—	—	24,529
Commercial Mortgage-Backed Securities	4,199		—	1,772	9	77,059	(1,021)	659	—	82,677
Corporate Bonds — Wireless Telecommunication Services	—	(b)	—	6	(2)	482	—	—	—	486

Total	$9,227		$5	$2,310	$3	$146,334	$(7,113)	$659	$—	$151,425

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 29, 2020, which were valued using significant unobservable inputs (level 3), were as follows (amounts in thousands):

Core Bond Fund	$21,945
Core Plus Bond Fund	16,510
Floating Rate Income Fund	(1,372)
High Yield Fund	(2,178)
Income Fund	13,142
Limited Duration Bond Fund	1,236
Mortgage-Backed Securities Fund	8,134
Short Duration Bond Fund	565
Short Duration Core Plus Fund	2,313

These amounts are included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

Transfers from level 2 and level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the year ended February 29, 2020 for Mortgage-Backed Securities Fund.

There were no significant transfers into or out of level 3 for the year ended February 29, 2020 for Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund.

Core Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at 02/29/2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$640,744	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 32.00% (14.34%)
			Constant Default Rate	0.00% - 20.00% (4.03%)
			Yield (Discount Rate of Cash Flows)	1.74% - 8.11% (2.94%)

Asset-Backed Securities	640,744

	56,623	Discounted Cash Flow	PSA Prepayment Model
			Constant Prepayment Rate	0.00% - 100.00% (80.94%)
			Constant Default Rate	0.00% - 4.92% (0.51%)
			Yield (Discount Rate of Cash Flows)	0.41% - 199.00% (4.44%)

Collateralized Mortgage Obligations	56,623

	139,226	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (1.64%)
			Yield (Discount Rate of Cash Flows)	(3.92)% - 41.39% (3.14%)

Commercial Mortgage-Backed Securities	139,226

Total	$836,593

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 29, 2020, the value of these investments was approximately $701,874,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	407

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Core Plus Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at 02/29/2020		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$16		Terms of Exchange Offer	Expected Recovery	$0.01 ($0.01)
	—	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)

Common Stocks	16

	—	(d)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)
	—	(d)	Pending Distribution Amount	Discount for potential outcome (e)	100.00% (100.00%)

Preferred Stocks	—	(d)

	—	(d)	Pending Distribution Amount	Discount for potential outcome (e)	100.00% (100.00%)

Corporate Bonds	—	(d)

	441,580		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (12.89%)
				Constant Default Rate	0.00% - 20.00% (0.18%)
				Yield (Discount Rate of Cash Flows)	1.74% - 8.11% (3.49%)

Asset-Backed Securities	441,580

	117		Discounted Cash Flow	Constant Prepayment Rate	5.51% - 16.00% (9.67%)
				Constant Default Rate	0.00% - 2.16% (1.89%)
				Yield (Discount Rate of Cash Flows)	1.61% - 4.89% (3.47%)

Collateralized Mortgage Obligations	117

	148,871		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.74%)
				Yield (Discount Rate of Cash Flows)	(3.92%) - 5.82% (3.49%)

Commercial Mortgage-Backed Securities	148,871

Total	$590,584

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 29, 2020, the value of these investments was approximately $342,982,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Securities senior in the issuing entity capital structure result in this security being valued at zero.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(d)	Amount rounds to less than one thousand.
(e)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

408	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

High Yield Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at 02/29/2020		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$71		Terms of Exchange Offer / Restructuring	Expected Recovery	$0.01 ($0.01)
	—	(b)(c)	Market Comparable Companies	EBITDA Multiple (d)	5.0x (5.0x)
	—	(c)	Pending Distribution Amount	Discount for potential outcome (e)	100.00% (100.00%)

Common Stocks	71

	4		Market Comparable Companies	EBITDA Multiple (d)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)
	—	(b)(c)	Pending Distribution Amount	Discount for potential outcome (e)	100.00% (100.00%)

Preferred Stocks	4

	—	(c)	Pending Distribution Amount	Discount for potential outcome (e)	100.00% (100.00%)

Corporate Bonds	—	(c)

Total	$75

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 29, 2020, the value of these investments was approximately $76,359,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Securities senior in the issuing entity capital structure result in this security being valued at zero.
(c)	Amount rounds to less than one thousand.
(d)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(e)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Income Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at 02/29/2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$328,506	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (20.38%)
			Constant Default Rate	0.00% - 7.18% (0.21%)
			Yield (Discount Rate of Cash Flows)	1.71% - 11.00% (3.82%)

Asset-Backed Securities	328,506

	111,100	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 25.00% (16.68%)
			Constant Default Rate	0.00% - 2.90% (0.00%)
			Yield (Discount Rate of Cash Flows)	2.84% - 6.74% (3.88%)

Collateralized Mortgage Obligations	111,100

	170,890	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (1.54%)
			Constant Default Rate	0.00% - 5.00% (0.04%)
			Yield (Discount Rate of Cash Flows)	2.33% - 8.51% (3.92%)

Commercial Mortgage-Backed Securities	170,890

Total	$610,496

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 29, 2020, the value of these investments was approximately $92,472,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	409

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Limited Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements

(Amounts in thousands)

	Fair Value at 02/29/2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$81,449	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (14.57%)
			Constant Default Rate	0.00% - 94.25% (0.55%)
			Yield (Discount Rate of Cash Flows)	1.74% - 39.66% (2.77%)

Asset-Backed Securities	81,449

	5,441	Discounted Cash Flow	PSA Prepayment Model
			Constant Prepayment Rate	0.50% - 16.71% (9.81%)
			Constant Default Rate	0.00% - 5.76% (0.07%)
			Yield (Discount Rate of Cash Flows)	2.07% - 6.13% (2.33%)

Collateralized Mortgage Obligations	5,441

	136	Discounted Cash Flow	Constant Prepayment Rate	6.20% (6.20%)
			Constant Default Rate	3.00% (3.00%)
			Yield (Discount Rate of Cash Flows)	2.71% (2.71%)

Commercial Mortgage-Backed Securities	136

Total	$87,026

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Mortgage-Backed Securities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at 02/29/2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$227,007	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (12.03%)
			Constant Default Rate	0.00% - 3.55% (0.04%)
			Yield (Discount Rate of Cash Flows)	1.89% - 8.11% (3.12%)

Asset-Backed Securities	227,007

	16,145	Discounted Cash Flow	PSA Prepayment Model
			Constant Prepayment Rate	0.00% - 100.00% (38.16%)
			Constant Default Rate	0.00% - 4.92% (1.17%)
			Yield (Discount Rate of Cash Flows)	0.85% - 199.00% (7.02%)

Collateralized Mortgage Obligations	16,145

	33,156	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (1.27%)
			Yield (Discount Rate of Cash Flows)	(3.92)% - 41.39% (2.90%)

Commercial Mortgage-Backed Securities	33,156

Total	$276,308

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 29, 2020, the value of these investments was approximately $48,174,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

410	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Short Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at 02/29/2020		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$70,117		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 23.00% (15.29%)
				Constant Default Rate	0.00% - 20.00% (0.02%)
				Yield (Discount Rate of Cash Flows)	1.56% - 6.92% (2.64%)

Asset-Backed Securities	70,117

	—	(b)	Discounted Cash Flow	PSA Prepayment Model	234.00% (234.00%)
				Yield (Discount Rate of Cash Flows)	3.40% (3.40%)

Collateralized Mortgage Obligations	—	(b)

$70,117

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 29, 2020, the value of these investments was approximately $13,619,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Short Duration Core Plus Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at 02/29/2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$43,733	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (18.81%)
			Constan Default Rate	0.00% - 1.87% (0.03%)
			Yield (Discount Rate of Cash Flows)	1.71% - 3.69% (2.68%)

Asset-Backed Securities	43,733

	23,449	Discounted Cash Flow	Constant Prepayment Rate	10.00% - 27.00% (18.16%)
			Yield (Discount Rate of Cash Flows)	2.22% - 3.72% (3.49%)

Collateralized Mortgage Obligation	23,449

	81,877	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (5.08%)
			Yield (Discount Rate of Cash Flows)	1.70% - 8.51% (3.16%)

Commercial Mortgage-Backed Securities	81,877

Total	$149,059

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 29, 2020, the value of these investments was approximately $2,366,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	411

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset values of the Funds.

As of February 29, 2020, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and Regulation S under the Securities Act.

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

The Funds had delayed delivery securities outstanding as of February 29, 2020, which are shown as a Receivable for Investment securities sold — delayed delivery securities and Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 29, 2020 are detailed on the SOIs.

D. Loan Assignments — Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund and Income Fund invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The above Funds invest in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, a Fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). A Fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.

Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a Fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

At February 29, 2020, Floating Rate Income Fund had investments in loan assignments that amounted to more than 5% of the Fund’s net assets, by agent bank as follows:

Agent Bank	Percentage
Barclays Bank plc	16.2%
Bank of America, N.A.	14.4
Credit Suisse International	11.9
JPMorgan Chase Bank, N.A.	8.8
Morgan Stanley	7.6

E. Unfunded Commitments — Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund and Income Fund have entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities.

412	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.D.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of Interest income from non-affiliates on the Statements of Operations.

At February 29, 2020, Floating Rate Income Fund had the following loan commitment outstanding in which all or a portion of the commitment was unfunded which could be extended at the options of the borrower (amounts in thousands):

					Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
CVS Holdings I LP	Delayed Draw Term Loan	08/31/2026	4.250%	5.850%	$480	$471	$238	$233	$718	$704

F. Derivatives — Core Plus Bond Fund, High Yield Fund, Income Fund, Inflation Managed Bond Fund, Short Duration Bond Fund and Short Duration Core Plus Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Funds.

Notes F(1) — F(4) below describe the various derivatives used by the Funds.

(1). Options — Core Plus Bond Fund and Income Fund purchased and/or sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within their portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	413

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Funds’ exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The Funds may be required to post or receive collateral for over-the-counter options. Cash collateral posted by the Funds is considered restricted.

(2). Futures Contracts — Core Plus Bond Fund, Income Fund, Inflation Managed Bond Fund, Short Duration Bond Fund and Short Duration Core Plus Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures exposes the Funds to interest risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — Core Plus Bond Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — Core Plus Bond Fund, High Yield Fund, Income Fund, Inflation Managed Bond Fund and Short Duration Core Plus Fund engaged in various swap transactions, including interest rate and credit default swaps, to manage interest rate (e.g., duration, yield curve) and credit risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over the counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

414	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

Upfront payments made and/or received by a Fund are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties, cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.G). Otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Funds is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, which provides collateral management services to the Funds (See Note 3.F).

Core Plus Bond Fund’s and Income Fund’s swap contracts at net value and collateral posted by counterparty as of February 29, 2020 are as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Core Plus Bond Fund	Collateral Posted	Barclays Bank plc	$593	$480
Income Fund	Collateral Posted	Merrill Lynch International	(1,229)	650

The Funds may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearinghouse.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

Core Plus Bond Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Inflation-Linked Swaps

Inflation Managed Bond Fund used inflation-linked swaps to provide inflation protection within their portfolios. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index for all Urban Consumers upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	415

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

Interest Rate Swaps

Short Duration Core Plus Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.

(5). Summary of Derivatives Information

The following tables present the value of derivatives held as of February 29, 2020 by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Core Plus Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Exchange Contracts	Centrally Cleared Swaps (b)	OTC Swaps	Total
Credit contracts	Receivables	$—	$—	$—	$593	$593
Foreign exchange contracts	Receivables	—	855	—	—	855
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	30,208	—	—	—	30,208

Total		$30,208	$855	$—	$593	$31,656

Gross Liabilities:
Credit contracts	Payables	$—	$—	$(9,405)	$—	$(9,405)
Foreign exchange contracts	Payables	—	(649)	—	—	(649)
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(20,808)	—	—	—	(20,808)

Total		$(20,808)	$(649)	$(9,405)	$—	$(30,862)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Income Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Centrally Cleared Swaps (b)	OTC Swaps	Total
Credit contracts	Receivables	$—	$2,726	$—	$2,726
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	18,044	—	—	18,044

Total		$18,044	$2,726	$—	$20,770

Gross Liabilities:
Credit contracts	Payables	$—	$(20,479)	$(4,480)	$(24,959)
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(7,163)	—	—	(7,163)

Total		$(7,163)	$(20,479)	$(4,480)	$(32,122)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

416	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

Inflation Managed Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$2,549	$—	$2,549

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(797)	$(11,307)	$(12,104)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Short Duration Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$2,460

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(1,718)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Short Duration Core Plus Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$3,909

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(3,551)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following tables present the effect of derivatives on the Statements of Operations for the year ended February 29, 2020, by primary underlying risk exposure (amounts in thousands):

Core Plus Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(7,819)	$(7,819)
Foreign exchange contracts	—	—	2,114	—	2,114
Interest rate contracts	(1,120)	20,545	—	—	19,425

Total	$(1,120)	$20,545	$2,114	$(7,819)	$13,720

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	417

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$1,452	$1,452
Foreign exchange contracts	—	31	—	31
Interest rate contracts	12,995	—	—	12,995

Total	$12,995	$31	$1,452	$14,478

High Yield Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Swaps
Credit contracts	$2,881

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Swaps
Credit contracts	$(125)

Income Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Options	Futures Contracts	Swaps	Total
Credit contracts	$—	$—	$(5,965)	$(5,965)
Interest rate contracts	(1,978)	9,252	—	7,274

Total	$(1,978)	$9,252	$(5,965)	$1,309

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Swaps	Total
Credit contracts	$—	$2,908	$2,908
Interest rate contracts	10,954	—	10,954

Total	$10,954	$2,908	$13,862

Inflation Managed Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Swaps	Total
Interest rate contracts	$6,031	$(25,327)	$(19,296)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Swaps	Total
Interest rate contracts	$1,820	$(317)	$1,503

Short Duration Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Interest rate contracts	$(3,984)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Interest rate contracts	$742

418	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

Short Duration Core Plus Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Swaps	Total
Credit contracts	$—	$9	$9
Interest rate contracts	(1,214)	(241)	(1,455)

Total	$(1,214)	$(232)	$(1,446)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Swaps	Total
Interest rate contracts	$331	$(4)	$327

Derivatives Volume

The tables below disclose the volume of the Funds’ futures contracts, forward foreign currency exchange contracts, options and swaps activity during the year ended February 29, 2020 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Core Plus Bond Fund		High Yield Fund		Income Fund		Inflation Managed Bond Fund	Short Duration Bond Fund		Short Duration Core Plus Fund
Futures Contracts — Interest:
Average Notional Balance Long	$1,986,069		$—		$415,895		$367,852	$509,420	(d)	$220,776
Average Notional Balance Short	876,036		—		742,548		19,598	204,783	(d)	94,354
Ending Notional Balance Long	2,020,761		—		1,345,684		164,896	417,240		594,760
Ending Notional Balance Short	1,006,554		—		999,363		57,696	129,521		212,628

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	11,042		—		—		—	—		—
Average Settlement Value Sold	44,879		—		—		—	—		—
Ending Settlement Value Purchased	31,860		—		—		—	—		—
Ending Settlement Value Sold	75,227		—		—		—	—		—

Exchange-Traded Options:
Average Number of Contracts Purchased	35,850	(a)	—		1,563		—	—		—
Average Number of Contracts Written	—		—		1,563		—	—		—

Credit Default Swaps:
Average Notional Balance — Buy Protection	200,692		—		208,421		—	—		8,865	(e)
Average Notional Balance — Sell Protection	—		310,500	(b)	43,009	(c)	—	—		—
Ending Notional Balance — Buy Protection	277,000		—		399,629		—	—		—
Ending Notional Balance — Sell Protection	—				81,017		—	—		—

Interest Rate-Related Swaps (Inflation-Linked Swaps & Interest Rate Swaps):
Average Notional Balance — Pays Fixed rate	—		—		—		1,204,780	—		19,808	(f)
Average Notional Balance — Receives Fixed rate	—		—		—		103,180	—		—
Ending Notional Balance — Pays Fixed Rate	—		—		—		866,899	—		—

(a)	The average number of contracts represents the options contracts held for 1 day during the period.
(b)	For the period March 1, 2019 through September 30, 2019.
(c)	For the period January 1, 2020 through February 29, 2020.
(d)	For the period November 1, 2019 through February 29, 2020.
(e)	For the period June 1, 2019 through June 30, 2019.
(f)	For the period March 1, 2019 through December 31, 2019.

The Funds’ derivatives contracts held at February 29, 2020 are not accounted for as hedging instruments under GAAP.

G. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	419

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

H. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market and/or the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability.

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of February 29, 2020 (amounts in thousands).

	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Core Bond Fund	$178,097	$(178,097)	$—
Core Plus Bond Fund	175,797	(175,797)	—
Floating Rate Income Fund	811	(811)	—
High Yield Fund	433,562	(433,562)	—
Income Fund	127,176	(127,176)	—
Inflation Managed Bond Fund	1,415	(1,415)	—
Limited Duration Bond Fund	8	(8)	—
Short Duration Core Plus Fund	6,861	(6,861)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

420	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.15% to 0.06%. For the year ended February 29, 2020, JPMIM waived fees associated with the Funds’ investment in the JPMorgan U.S. Government Money Market Fund as follows (amounts in thousands):

Core Bond Fund	$21
Core Plus Bond Fund	28
Floating Rate Income Fund	2
High Yield Fund	44
Income Fund	10
Inflation Managed Bond Fund	—	(a)
Limited Duration Bond Fund	—	(a)
Short Duration Bond Fund	—	(a)
Short Duration Core Plus Fund	2

(a)	Amount rounds to less than one thousand.

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).

Government Bond Fund and Mortgage-Backed Securities Fund did not lend out any securities during the year ended February 29, 2020. Short Duration Bond Fund did not have any securities out on loan at February 29, 2020.

I. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Funds may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the tables below. Amounts in the tables below are in thousands.

Core Bond Fund

For the year ended February 29, 2020
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 29, 2020	Shares at February 29, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.62% (a) (b)	$280,679	$10,376,912	$9,312,689	$(38)	$217	$1,345,081	1,344,409	$13,683		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.73% (a) (b)	101,014	589,000	526,000	9 *	11	164,034	164,001	2,640	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.51% (a) (b)	32,462	584,770	598,463	—	—	18,769	18,769	543	*	—

Total	$414,155	$11,550,682	$10,437,152	$(29)	$228	$1,527,884		$16,866		$—

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	421

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

Core Plus Bond Fund

For the year ended February 29, 2020
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 29, 2020	Shares at February 29, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.62% (a) (b)	$400,553	$6,357,484	$5,660,376	$(49)	$140	$1,097,752	1,097,203	$13,590		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.73% (a) (b)	169,038	491,000	505,000	37 *	(14)	155,061	155,030	3,548	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.51% (a) (b)	57,912	597,914	628,304	—	—	27,522	27,522	743	*	—

Total	$627,503	$7,446,398	$6,793,680	$(12)	$126	$1,280,335		$17,881		$—

Floating Rate Income Fund

For the year ended February 29, 2020
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 29, 2020	Shares at February 29, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares (a)	$—	$13,000	$13,000	$—	$—	$—	—	$27	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.51% (a) (b)	6,824	81,582	87,555	—	—	851	851	57	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.44% (a) (b)	162,036	837,991	927,045	—	—	72,982	72,982	1,496		—

Total	$168,860	$932,573	$1,027,600	$—	$—	$73,833		$1,580		$—

Government Bond Fund

For the year ended February 29, 2020
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 29, 2020	Shares at February 29, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.44% (a) (b)	$171,369	$755,383	$763,284	$—	$—	$163,468	163,468	$2,112	$—

422	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

High Yield Fund

For the year ended February 29, 2020
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at February 29, 2020	Shares at February 29, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.73% (a) (b)	$—	$1,225,000	$814,001	$(18	)*	$44	$411,025	410,943	$6,757	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.51% (a) (b)	—	1,048,728	1,001,808	—		—	46,920	46,920	1,098	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.44% (a) (b)	394,426	5,380,073	5,586,897	—		—	187,602	187,602	7,885		—

Total	$394,426	$7,653,801	$7,402,706	$(18)		$44	$645,547		$15,740		$—

Income Fund

For the year ended February 29, 2020
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at February 29, 2020	Shares at February 29, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.62% (a) (b)	$11,989	$4,141,480	$4,119,374	$(1)		$—	(c)	$34,094	34,078	$1,109		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.73% (a) (b)	—	462,000	339,999	7	*	10		122,018	121,993	1,063	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.51% (a) (b)	11,758	295,054	294,950	—		—		11,862	11,862	252	*	—

Total	$23,747	$4,898,534	$4,754,323	$6		$10		$167,974		$2,424		$—

Inflation Managed Bond Fund

For the year ended February 29, 2020
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at February 29, 2020	Shares at February 29, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.62% (a) (b)	$22,094	$899,068	$884,574	$7	$—	(c)	$36,595	36,576	$379		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.51% (a) (b)	—	4,343	2,890	—	—		1,453	1,453	10	*	—

Total	$22,094	$903,411	$887,464	$7	$—	(c)	$38,048		$389		$—

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	423

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

Limited Duration Bond Fund

For the year ended February 29, 2020
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 29, 2020	Shares at February 29, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.62% (a) (b)	$81,722	$462,798	$449,007	$10	$11	$95,534	95,486	$1,786		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.51% (a) (b)	—	1,536	1,528	—	—	8	8	1	*	—

Total	$81,722	$464,334	$450,535	$10	$11	$95,542		$1,787		$—

Mortgage-Backed Securities Fund

For the year ended February 29, 2020
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 29, 2020	Shares at February 29, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.62% (a) (b)	$125,399	$998,208	$926,667	$24	$15	$196,979	196,881	$2,498	$—

Short Duration Bond Fund

For the year ended February 29, 2020
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 29, 2020	Shares at February 29, 2020	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	$274	$10,634	$10,908	$—	$—	$—	—	$3	*	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.44% (a) (b)	5,286	1,425,502	1,387,561	—	—	43,227	43,227	487		—

Total	$5,560	$1,436,136	$1,398,469	$—	$—	$43,227		$490		$—

Short Duration Core Plus Fund

For the year ended February 29, 2020
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 29, 2020	Shares at February 29, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.67% (a) (b)	$—	$5,220,885	$5,132,272	$(34)	$20	$88,599	88,546	$1,283		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.51% (a) (b)	—	28,242	21,084	—	—	7,158	7,158	46	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares (a)	7,481	681,232	688,713	—	—	—	—	209		—

Total	$7,481	$5,930,359	$5,842,069	$(34)	$20	$95,757		$1,538		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

424	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

(b)	The rate shown is the current yield as of February 29, 2020.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

J. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Funds. These amounts are included in Interest income from non-affiliates on the Statements of Operations.

Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, Inflation Managed Bond Fund and Short Duration Core Plus Fund invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

K. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended February 29, 2020 are as follows:

	Class A	Class C		Class I	Class L	Class R2	Class R3		Class R4		Class R5		Class R6		Total
Core Bond Fund
Transfer agency fees	$120	$16		$49	n/a	$9	$1		$—	(a)	$5		$168		$368
Core Plus Bond Fund
Transfer agency fees	78	10		24	$5	15	1		—	(a)	—	(a)	111		244
Floating Rate Income Fund
Transfer agency fees	19	3		12	n/a	n/a	n/a		n/a		n/a		8		42
Government Bond Fund
Transfer agency fees	57	5		17	n/a	10	1		—	(a)	n/a		11		101
High Yield Fund
Transfer agency fees	88	11		868	n/a	7	—	(a)	—	(a)	2		44		1,020
Income Fund
Transfer agency fees	32	6		11	n/a	n/a	n/a		n/a		n/a		—	(a)	49
Inflation Managed Bond Fund
Transfer agency fees	2	1		3	n/a	n/a	n/a		n/a		—	(a)	7		13
Limited Duration Bond Fund
Transfer agency fees	13	2		4	n/a	n/a	n/a		n/a		n/a		6		25
Mortgage-Backed Securities Fund
Transfer agency fees	11	1		12	n/a	n/a	n/a		n/a		n/a		15		39
Short Duration Bond Fund
Transfer agency fees	14	2		23	n/a	n/a	n/a		n/a		n/a		20		59
Short Duration Core Plus Fund
Transfer agency fees	13	—	(a)	2	n/a	n/a	n/a		n/a		n/a		7		22

(a)	Amount rounds to less than one thousand.

L. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 29, 2020, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

M. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	425

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

regulations that exist in the markets in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

N. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly for all funds except for Income Fund in which distributions from net investment income, if any, are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Core Bond Fund	$6,908	$(6,759)	$(149)
Core Plus Bond Fund	5,129	(2,722)	(2,407)
Floating Rate Income Fund	200	(725)	525
Government Bond Fund	232	(232)	—
High Yield Fund	3,373	4,027	(7,400)
Income Fund	377	(114)	(263)
Inflation Managed Bond Fund	28	(432)	404
Limited Duration Bond Fund	250	(241)	(9)
Mortgage-Backed Securities Fund	1,198	(1,196)	(2)
Short Duration Bond Fund	163	(100)	(63)
Short Duration Core Plus Fund	10	(69)	59

The reclassifications for the Funds relate primarily to callable bonds, investments in contingent payment debt instruments and investments in partnerships.

O. Recent Accounting Pronouncements — In March 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities, which shortens the amortization period for certain callable debt securities held at a premium. Specifically, it required the premium to be amortized to the earliest call date. The Funds have adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of the beginning of the period of adoption. As a result of the adoption of ASU 2017-08, as of March 1, 2019, the amortized cost basis of investments and unrealized appreciation (depreciation) of investments of the Funds were increased (decreased) by the amounts presented in the following table (amounts in thousands). The adoption of ASU 2017-08 had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

	Amortized Cost Basis of Investments	Unrealized Appreciation (Depreciation) of Investments
Core Bond Fund	$(6,908)	$6,908
Core Plus Bond Fund	(5,129)	5,129
Floating Rate Income Fund	(203,357)	203,357
Government Bond Fund	(232)	232
High Yield Fund	(3,373)	3,373
Income Fund	(377)	377
Inflation Managed Bond Fund	(144)	144
Limited Duration Bond Fund	(250)	250
Mortgage-Backed Securities Fund	(1,198)	1,198
Short Duration Bond Fund	(163)	163
Short Duration Core Plus Fund	(53)	53

In August 2018, the SEC adopted the Disclosure Update and Simplification Rule (the “Rule”). The Rule is part of the SEC’s overall project to improve disclosure effectiveness by amending certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded in light of other SEC disclosure requirements, U.S. GAAP, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Funds’ net assets or results of operation.

426	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Fund	0.28	%(1)
Core Plus Bond Fund	0.30
Floating Rate Income Fund	0.55
Government Bond Fund	0.28	(1)
High Yield Fund	0.50	(2)
Income Fund	0.30	(3)
Inflation Managed Bond Fund	0.28	(4)
Limited Duration Bond Fund	0.20	(5)
Mortgage-Backed Securities Fund	0.25	(3)
Short Duration Bond Fund	0.22	(5)
Short Duration Core Plus Fund	0.25

(1)	Prior to July 1, 2019, the investment advisory fee was accrued daily and paid monthly at an annual rate of 0.30% on each Fund’s respective average daily net assets.
(2)	Prior to July 1, 2019, the investment advisory fee was accrued daily and paid monthly at an annual rate of 0.60% on the Fund’s average daily net assets.
(3)	Prior to July 1, 2019, the investment advisory fee was accrued daily and paid monthly at an annual rate of 0.35% on each Fund’s respective average daily net assets.
(4)	Prior to September 1, 2019, the investment advisory fee was accrued daily and paid monthly at an annual rate of 0.35% on the Fund’s average daily net assets.
(5)	Prior to July 1, 2019, the investment advisory fee was accrued daily and paid monthly at an annual rate of 0.25% on each Fund’s respective average daily net assets.

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the year ended February 29, 2020, the effective rate for Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, Government Bond Fund, High Yield Fund, Income Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund was 0.05%, 0.07%, 0.08%, 0.08%, 0.08%, 0.08%, 0.08%, 0.08%, 0.08%, 0.08% and 0.08%, respectively, of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R3
0.25%	0.75%	0.50%	0.25%

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	427

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares (except for Class C Shares of Limited Duration Bond Fund and Short Duration Bond Fund purchased prior to September 3, 2013) and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 29, 2020, JPMDS retained the following (amounts in thousands):

	Front-End Sales Charge		CDSC
Core Bond Fund	$366		$—	(a)
Core Plus Bond Fund	322		—	(a)
Floating Rate Income Fund	3		—
Government Bond Fund	47		—
High Yield Fund	93		—	(a)
Income Fund	326		2
Inflation Managed Bond Fund	—	(a)	—	(a)
Limited Duration Bond Fund	14		—	(a)
Mortgage-Backed Securities Fund	38		—	(a)
Short Duration Bond Fund	71		1
Short Duration Core Plus Fund	9		6

(a)	Amount rounds to less than one thousand.

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Core Bond Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Core Plus Bond Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Floating Rate Income Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
Government Bond Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	n/a
High Yield Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Income Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
Inflation Managed Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Limited Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
Mortgage-Backed Securities Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
Short Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
Short Duration Core Plus Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for Core Plus Bond Fund, High Yield Fund, Income Fund, Inflation Managed Bond Fund and Short Duration Core Plus Fund. The amounts paid directly to JPMCB by the Funds for these services are included in Collateral management fees on the Statements of Operations.

G. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation,

428	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A		Class C		Class I		Class L		Class R2	Class R3		Class R4		Class R5		Class R6
Core Bond Fund	0.75%		1.40%		0.50%		n/a		1.10%	0.85%		0.60%		0.45%		0.35%
Core Plus Bond Fund	0.75		n/a	(1)	0.46	(1)	n/a	(1)	1.15	n/a	(1)	n/a	(1)	n/a	(1)	n/a	(1)
Floating Rate Income Fund	1.00		1.50		0.75		n/a		n/a	n/a		n/a		n/a		n/a	(2)
Government Bond Fund	0.75		n/a	( [3] )	0.48		n/a		1.10	0.85		0.60		n/a		0.35
High Yield Fund	1.00		1.50		0.75		n/a		1.35	1.10		0.85		0.70		0.60
Income Fund	0.65		1.20		0.40		n/a		n/a	n/a		n/a		n/a		0.40
Inflation Managed Bond Fund	0.75	( [4] )	1.40	( [4] )	0.55	( [4] )	n/a		n/a	n/a		n/a		0.45	( [4] )	0.35	( [4] )
Limited Duration Bond Fund	0.70		1.20		0.45		n/a		n/a	n/a		n/a		n/a		0.25
Mortgage-Backed Securities Fund	0.65		1.15		0.40		n/a		n/a	n/a		n/a		n/a		0.25
Short Duration Bond Fund	0.59	( [5] )	1.09	( [5] )	0.34	( [5] )	n/a		n/a	n/a		n/a		n/a		0.28	( [5] )
Short Duration Core Plus Fund	0.64		1.14		0.39		n/a		n/a	n/a		n/a		n/a		0.33

(1)

Effective July 1, 2019, the contractual expense limitation for Class C Shares, Class L Shares, Class R3 Shares, Class R4 Shares, Class R5 Shares and Class R6 Shares expired. Prior to July 1, 2019, the contractual expense limitation was 1.40%, 0.49%, 0.90%, 0.65%, 0.50% and 0.40% for Class C Shares, Class L Shares, Class R3 Shares, Class R4 Shares, Class R5 Shares and Class R6 Shares, respectively. Effective June 3, 2020, the contractual expense limitation for Class I Shares will be extended through June 2, 2022.

(2)	Effective January 1, 2020, the contractual expense limitation for Class R6 Shares expired. Prior to January 1, 2020, the contractual expense limitation was 0.65%.
(3)	Effective July 1, 2019, the contractual expense limitation for Class C Shares expired. Prior to July 1, 2019, the contractual expense limitation was 1.48%.
(4)

Prior to July 1, 2019, the contractual expense limitation was 0.50% for Class R6 Shares. Prior to September 1, 2019, the contractual expense limitation for Class I Shares and Class R5 Shares was 0.60% and 0.55%, respectively. The contractual expense limitation for Class A Shares, Class C Shares, Class I Shares, Class R5 Shares and Class R6 Shares of Inflation Managed Bond Fund were in effect for the year ended February 29, 2020, except for Class R6 Shares, which had no contractual expense limitation during the period July 1, 2019 through August 31, 2019. The contractual expense limitation percentages are in place until at least August 31, 2020.

(5)	Prior to July 1, 2019, the contractual expense limitation was 0.80%, 1.30%, 0.55% and 0.30% for Class A Shares, Class C Shares, Class I Shares and Class R6 Shares, respectively.

Except as noted above, the expense limitation agreements were in effect for the year ended February 29, 2020 and are in place until at least June 30, 2020.

For the year ended February 29, 2020, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Core Bond Fund	$922	$600	$10,300	$11,822	$50
Core Plus Bond Fund	9	—	6,503	6,512	—
Floating Rate Income Fund	69	46	1,082	1,197	—
Government Bond Fund	569	379	1,783	2,731	10
High Yield Fund	1,950	1,294	4,448	7,692	5
Income Fund	747	498	5,081	6,326	43
Inflation Managed Bond Fund	155	103	209	467	3
Limited Duration Bond Fund	668	444	253	1,365	—
Mortgage-Backed Securities Fund	2,168	1,332	1,253	4,753	—
Short Duration Bond Fund	894	595	1,272	2,761	—
Short Duration Core Plus Fund	458	305	449	1,212	2

Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	429

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

The amounts of waivers resulting from investments in these money market funds for the year ended February 29, 2020 were as follows (amounts in thousands):

Core Bond Fund	$1,258
Core Plus Bond Fund	1,224
Floating Rate Income Fund	170
Government Bond Fund	220
High Yield Fund	782
Income Fund	106
Inflation Managed Bond Fund	35
Limited Duration Bond Fund	171
Mortgage-Backed Securities Fund	241
Short Duration Bond Fund	51
Short Duration Core Plus Fund	102

H. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 29, 2020, Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 29, 2020, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Fund	$7,548,426	$6,304,235	$2,252,032	$2,627,413
Core Plus Bond Fund	4,458,787	4,489,504	614,833	647,504
Floating Rate Income Fund	635,481	1,641,970	—	—
Government Bond Fund	586,044	191,223	147,576	41,209
High Yield Fund	4,696,585	6,165,147	—	—
Income Fund	7,418,362	1,913,404	34,329	40,085
Inflation Managed Bond Fund	355,073	257,612	1,416,797	1,289,755
Limited Duration Bond Fund	455,887	294,072	—	—
Mortgage-Backed Securities Fund	1,195,811	496,767	6,436	43,200
Short Duration Bond Fund	1,217,641	1,329,566	1,477,122	1,485,579
Short Duration Core Plus Fund	3,313,971	483,156	2,629,729	2,058,045

430	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 29, 2020 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$31,975,208	$2,286,849	$25,947	$2,260,902
Core Plus Bond Fund	15,013,203	943,247	91,672	851,575
Floating Rate Income Fund	1,081,063	6,014	55,114	(49,100)
Government Bond Fund	2,247,574	162,070	319	161,751
High Yield Fund	7,405,317	219,889	347,283	(127,394)
Income Fund	6,161,776	131,415	80,900	50,515
Inflation Managed Bond Fund	1,366,264	47,388	12,727	34,661
Limited Duration Bond Fund	1,279,598	18,744	1,262	17,482
Mortgage-Backed Securities Fund	2,928,702	120,477	6,238	114,239
Short Duration Bond Fund	3,064,594	60,126	3,536	56,590
Short Duration Core Plus Fund	3,764,550	66,612	13,679	52,933

For the Funds, the difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals, mark to market of futures contracts, defaulted bonds, investments in contingent payment debt instruments and investments in partnerships.

The tax character of distributions paid during the year February 29, 2020 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Fund	$875,635	$148,082	$1,023,717
Core Plus Bond Fund	475,193	—	475,193
Floating Rate Income Fund	73,433	—	73,433
Government Bond Fund	47,201	—	47,201
High Yield Fund	474,162	—	474,162
Income Fund	121,069	1,064	122,133
Inflation Managed Bond Fund	27,494	—	27,494
Limited Duration Bond Fund	29,566	—	29,566
Mortgage-Backed Securities Fund	82,556	4,350	86,906
Short Duration Bond Fund	75,183	—	75,183
Short Duration Core Plus Fund	40,999	—	40,999

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year February 28, 2019 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Fund	$834,526	$26,705	$861,231
Core Plus Bond Fund	423,345	—	423,345
Floating Rate Income Fund(1)	67,982	—	67,982
Government Bond Fund	32,963	—	32,963
High Yield Fund	512,495	—	512,495
Income Fund	16,458	—	16,458
Inflation Managed Bond Fund	30,783	—	30,783
Limited Duration Bond Fund	25,264	—	25,264
Mortgage-Backed Securities Fund	65,263	—	65,263
Short Duration Bond Fund	66,917	—	66,917
Short Duration Core Plus Fund	5,101	—	5,101

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
(1)	The tax character of distributions paid during the period ended February 28, 2019.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	431

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

The tax character of distributions paid during the year ended August 31, 2018 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Floating Rate Income Fund	$103,383	$—	$103,383

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

As of February 29, 2020, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Core Bond Fund	$35,145	$89,900	$2,253,994
Core Plus Bond Fund	16,763	20,867	834,632
Floating Rate Income Fund	1,651	(251,164)	(49,310)
Government Bond Fund	232	(1,975)	161,519
High Yield Fund	10,426	(508,848)	(130,825)
Income Fund	9,786	8,944	50,105
Inflation Managed Bond Fund	—	(70,867)	34,517
Limited Duration Bond Fund	184	(12,041)	17,234
Mortgage-Backed Securities Fund	616	3,452	113,040
Short Duration Bond Fund	737	(19,373)	56,016
Short Duration Core Plus Fund	833	(11,712)	52,753

For the Funds, the cumulative timing differences primarily consist of wash sale loss deferrals, mark to market of futures contracts, defaulted bonds, investments in contingent payment debt instruments, investments in partnerships, post-October capital loss deferrals and straddle loss deferrals.

As of February 29, 2020, the following Funds had the following net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term		Long-Term
Floating Rate Income Fund	$38,133		$213,031
Government Bond Fund	719		1,256
High Yield Fund	78,167		430,681
Inflation Managed Bond Fund	70,867		—
Limited Duration Bond Fund	—		12,041
Short Duration Bond Fund	459		18,914
Short Duration Core Plus Fund	682	*	11,030	*

*	Amount includes capital loss carry forwards which are limited in future years under Internal Revenue Code sections 381-384.

During the year ended February 29, 2020 the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Utilized
	Short-Term	Long-Term
Core Bond Fund	$12,851	$10,759
Core Plus Bond Fund	44,308	45,309
Government Bond Fund	513	—
Income Fund	746	1,416
Inflation Managed Bond Fund	—	2,273
Limited Duration Bond Fund	—	212
Mortgage-Backed Securities Fund	242	808
Short Duration Bond Fund	10,841	—
Short Duration Core Plus Fund	3,814	—

432	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

Specified ordinary losses and net capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 29, 2020 the Funds deferred to March 1, 2020 the following specified ordinary losses and net capital losses of (amounts in thousands):

	Specified Ordinary Losses		Net Capital Losses (Gains)
			Short-Term	Long-Term
Core Plus Bond Fund	$287		$—	$—
Floating Rate Income Fund	—	(a)	(2,223)	2,831
Government Bond Fund	—		—	—	(a)
Short Duration Core Plus Fund	—		—	1,529

(a)	Amount rounds to less than one thousand.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Funds had no borrowings outstanding from another fund at February 29, 2020. Average borrowings from the Facility during the year ended February 29, 2020 were as follows (amounts in thousands, except number of days outstanding):

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
High Yield Fund	$73,666	2.75%	3	$17

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 2, 2020.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 29, 2020.

The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month London InterBank Offered Rate (“LIBOR”). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 13, 2019, this agreement has been amended and restated for a term of 364 days, unless extended.

The Funds did not utilize the Credit Facility during the year ended February 29, 2020.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	433

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2020 (continued)

As of February 29, 2020, the Funds had individual shareholder and/or omnibus accounts which owned more than 10% of the respective Fund’s outstanding shares as follows:

	Number of individual shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of individual shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Core Bond Fund	1	15.8%	1	11.7%
Core Plus Bond Fund	1	17.4	2	27.0
Floating Rate Income Fund	1	45.8	—	—
Government Bond Fund	—	—	2	26.8
High Yield Fund	1	11.1	1	14.9
Income Fund	1	21.6	2	48.1
Inflation Managed Bond Fund	3	53.6	—	—
Limited Duration Bond Fund	2	40.0	1	10.7
Short Duration Bond Fund	1	47.6	1	15.8
Short Duration Core Plus Fund	4	74.9	—	—

As of February 29, 2020, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Blend Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of certain Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Blend Funds	JPMorgan SmartRetirement Funds
Core Bond Fund	—	—	17.7%
Core Plus Bond Fund	—	—	12.4
Floating Rate Income Fund	23.1%	—	14.5
High Yield Fund	—	—	26.0
Inflation Managed Bond Fund	12.8	10.0%	53.7
Limited Duration Bond Fund	43.4	—	—
Short Duration Core Plus Fund	—	14.5	74.9

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

A significant portion of the Funds’ (except Floating Rate Income Fund and High Yield Fund) investments are comprised of asset-backed or mortgage-related securities, including securities backed by sub-prime mortgages.

Floating Rate Income Fund and High Yield Fund may invest up to 100% of the Funds’ total assets in below investment grade securities or unrated securities that JPMIM deems to be of equivalent quality. Such securities may include so called “distressed debt”.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Certain derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.

434	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap contracts and forward foreign currency exchange contracts.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region.

Core Bond Fund, Core Plus Bond Fund, High Yield Fund and Short Duration Core Plus Fund invest in interest bearing notes with preferred security characteristics. These securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain investments of a Fund and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. Recently, the worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	435

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Boards of Trustees of JPMorgan Trust I and JPMorgan Trust II and Shareholders of JPMorgan Core Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Floating Rate Income Fund, JPMorgan Government Bond Fund, JPMorgan High Yield Fund, JPMorgan Income Fund, JPMorgan Inflation Managed Bond Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Mortgage-Backed Securities Fund, JPMorgan Short Duration Bond Fund and JPMorgan Short Duration Core Plus Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Floating Rate Income Fund, JPMorgan Income Fund, JPMorgan Inflation Managed Bond Fund and JPMorgan Short Duration Core Plus Fund (four of the funds constituting JPMorgan Trust I) and JPMorgan Core Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Government Bond Fund, JPMorgan High Yield Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Mortgage-Backed Securities Fund and JPMorgan Short Duration Bond Fund (seven of the funds constituting JPMorgan Trust II) (hereafter collectively referred to as the “Funds”) as of February 29, 2020, the related statements of operations and cash flows for JPMorgan Income Fund and JPMorgan Mortgage-Backed Securities Fund for the year ended February 29, 2020 and the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2020, the results of each of their operations and the cash flows for JPMorgan Income Fund and JPMorgan Mortgage-Backed Securities Fund for the year then ended and the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

JPMorgan Inflation Managed Bond Fund,

JPMorgan Short Duration Core Plus Fund,

JPMorgan Limited Duration Bond Fund,

JPMorgan Short Duration Bond Fund,

JPMorgan Core Bond Fund,

JPMorgan Mortgage- Backed Securities Fund,

JPMorgan Government Bond Fund,

JPMorgan High Yield Fund,

JPMorgan Core Plus Bond Fund and

JPMorgan Income Fund

Statements of changes in net assets for each of the two years in the period ended February 29, 2020 and the financial highlights for each of the periods indicated therein
JPMorgan Floating Rate Income Fund

Statements of changes in net assets for the year ended February 29, 2020, the period September 1, 2018 through February 28, 2019 and the year ended August 31, 2018 and the financial highlights for the year ended February 29, 2020, the period September 1, 2018 through February 28, 2019 and each of the four years in the period ended August 31, 2018

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included physical inspection of securities owned as of February 29, 2020 and held by the custodian and confirmation of securities owned as of February 29, 2020 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

April 28, 2020

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

436	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Chairman since 2020; Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (serving in various roles 1974-present).	127	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Stephen P. Fisher (1959); Trustee of Trusts since 2018.	Retired; Chairman and Chief Executive Officer, NYLIFE Distributors LLC (registered broker-dealer) (serving in various roles 2008-2013); Chairman, NYLIM Service Company LLC (transfer agent) (2008-2017); New York Life Investment Management LLC (registered investment adviser) (serving in various roles 2005-2017); Chairman, IndexIQ Advisors LLC (registered investment adviser for ETFs) (2014-2017); President, MainStay VP Funds Trust (2007-2017), MainStay DefinedTerm Municipal Opportunities Fund (2011-2017) and MainStay Funds Trust (2007-2017) (registered investment companies).	127	Honors Program Advisory Board Member, The Zicklin School of Business, Baruch College, The City University of New York (2017-present).

Kathleen M. Gallagher (1958); Trustee of the Trusts since 2018.	Retired; Chief Investment Officer — Benefit Plans, Ford Motor Company (serving in various roles 1985-2016).	127	Non-Executive Director, Legal & General Investment Management (Holdings) (2018-present); Non-Executive Director, Legal & General Investment Management America (financial services and insurance) (2017-present); Advisory Board Member, Fiduciary Solutions, State Street Global Advisors (2017-present); Member, Client Advisory Council, Financial Engines, LLC (registered investment adviser) (2011-2016); Director, Ford Pension Funds Investment Management Ltd. (2007-2016).

Dennis P. Harrington* (1950); Trustee of Trusts since 2017.	Retired; Partner, Deloitte LLP (accounting firm) (serving in various roles 1984-2012).	127	None

Frankie D. Hughes (1952); Trustee of Trusts since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	127	None

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	437

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Raymond Kanner** (1953); Trustee of Trusts since 2017.	Retired; Managing Director & Chief Investment Officer, IBM Retirement Funds (2007-2016).	127	Advisory Board Member, Los Angeles Capital (2018-present); Advisory Board Member, State Street Global Advisors Fiduciary Solutions Board (2017-present); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA) (2016-2017); Advisory Board Member, Betterment for Business (robo advisor) (2016-2017); Advisory Board Member, BlueStar Indexes (index creator) (2013-2017); Director, Emerging Markets Growth Fund (registered investment company) (1997-2016); Member, Russell Index Client Advisory Board (2001-2015).

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	127	None

Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	127	None

Marilyn McCoy (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	127	None

Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (serving in various roles 1981-2006).	127	Director, Sun Life Financial (SLF) (financial services and insurance) (2007-2013).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	127	Trustee and Vice Chair, Trout Unlimited (2017-present); Trustee, American Museum of Fly Fishing (2013-present); Vice Chair, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American University in Cairo (1999-2014).

Marian U. Pardo*** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (investment consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	127	President and Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

438	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 78 for all Trustees.

(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Boards of Trustees serve currently includes ten registered investment companies (127 funds).

*

Two family members of Mr. Harrington are partner and managing director, respectively, of the Funds’ independent registered public accounting firm. Such firm has represented to the Boards that those family members are not involved in the audit of the Funds’ financial statements and do not provide other services to the Funds. The Boards have concluded that such association does not interfere with Mr. Harrington’s exercise of independent judgment as an Independent Trustee.

**

A family member of Mr. Kanner is employed by JPMorgan Chase Bank, which is affiliated with JPMIM and JPMDS. In that capacity, this employee provides services to various JPMorgan affiliates including JPMIM and JPMDS and for which JPMIM and JPMDS bear some portion of the expense thereof.

***

In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 277 Park Avenue, New York, NY 10172.

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	439

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (from 2014 to present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (from 1999 to 2014).

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from October 2013 to January 2016.

Gregory S. Samuels (1980), Secretary (2019) (formerly Assistant Secretary since 2010)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2010 to February 2014.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

Anthony Geron (1971), Assistant Secretary (2018)*	Vice President and Assistant General Counsel, JPMorgan Chase since September 2018; Lead Director and Counsel, AXA Equitable Life Insurance Company from 2015 to 2018 and Senior Director and Counsel, AXA Equitable Life Insurance Company from 2014 to 2015.

Carmine Lekstutis (1980), Assistant Secretary (2011)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.

Keri E. Riemer (1976), Assistant Secretary (2019)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2019; Counsel, Seward & Kissel LLP (law firm) (2016-2019); Associate, Seward & Kissel LLP (2011-2016).

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)*	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014.

Aleksandr Fleytekh (1972), Assistant Treasurer (2019)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2012.

Shannon Gaines (1977), Assistant Treasurer (2018)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since January 2014.

Jeffrey D. House (1972), Assistant Treasurer (2017)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since July 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)*	Executive Director, J.P. Morgan Investment Management, Inc. since February 2020, formerly Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) from August 2006 to January 2020.

Gillian I. Sands (1969), Assistant Treasurer (2012)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012.

The contact address for each of the officers, unless otherwise noted, is 277 Park Avenue, New York, NY 10172.

*	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

**	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

440	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2019, and continued to hold your shares at the end of the reporting period, February 29, 2020.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Core Bond Fund
Class A
Actual	$1,000.00	$1,030.90	$3.79	0.75%
Hypothetical	1,000.00	1,021.13	3.77	0.75
Class C
Actual	1,000.00	1,027.60	6.76	1.34
Hypothetical	1,000.00	1,018.20	6.72	1.34
Class I
Actual	1,000.00	1,032.20	2.48	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49
Class R2
Actual	1,000.00	1,029.20	5.55	1.10
Hypothetical	1,000.00	1,019.39	5.52	1.10
Class R3
Actual	1,000.00	1,030.50	4.29	0.85
Hypothetical	1,000.00	1,020.64	4.27	0.85
Class R4
Actual	1,000.00	1,031.50	2.98	0.59
Hypothetical	1,000.00	1,021.93	2.97	0.59
Class R5
Actual	1,000.00	1,032.50	2.22	0.44
Hypothetical	1,000.00	1,022.68	2.21	0.44
Class R6
Actual	1,000.00	1,033.00	1.72	0.34
Hypothetical	1,000.00	1,023.17	1.71	0.34

JPMorgan Core Plus Bond Fund
Class A
Actual	1,000.00	1,028.20	3.73	0.74
Hypothetical	1,000.00	1,021.18	3.72	0.74

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	441

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Core Plus Bond Fund (continued)
Class C
Actual	$1,000.00	$1,025.90	$7.00	1.39%
Hypothetical	1,000.00	1,017.95	6.97	1.39
Class I
Actual	1,000.00	1,029.70	2.27	0.45
Hypothetical	1,000.00	1,022.63	2.26	0.45
Class L
Actual	1,000.00	1,029.50	2.47	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49
Class R2
Actual	1,000.00	1,026.10	5.74	1.14
Hypothetical	1,000.00	1,019.19	5.72	1.14
Class R3
Actual	1,000.00	1,027.50	4.59	0.91
Hypothetical	1,000.00	1,020.34	4.57	0.91
Class R4
Actual	1,000.00	1,028.70	3.28	0.65
Hypothetical	1,000.00	1,021.63	3.27	0.65
Class R5
Actual	1,000.00	1,029.50	2.47	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49
Class R6
Actual	1,000.00	1,030.00	1.97	0.39
Hypothetical	1,000.00	1,022.92	1.96	0.39

JPMorgan Floating Rate Income Fund
Class A
Actual	1,000.00	1,003.70	4.93	0.99
Hypothetical	1,000.00	1,019.94	4.97	0.99
Class C
Actual	1,000.00	1,001.20	7.41	1.49
Hypothetical	1,000.00	1,017.45	7.47	1.49
Class I
Actual	1,000.00	1,005.00	3.69	0.74
Hypothetical	1,000.00	1,021.18	3.72	0.74
Class R6
Actual	1,000.00	1,005.50	3.24	0.65
Hypothetical	1,000.00	1,021.63	3.27	0.65

JPMorgan Government Bond Fund
Class A
Actual	1,000.00	1,028.10	3.73	0.74
Hypothetical	1,000.00	1,021.18	3.72	0.74
Class C
Actual	1,000.00	1,025.10	6.85	1.36
Hypothetical	1,000.00	1,018.10	6.82	1.36
Class I
Actual	1,000.00	1,029.50	2.37	0.47
Hypothetical	1,000.00	1,022.53	2.36	0.47
Class R2
Actual	1,000.00	1,026.30	5.49	1.09
Hypothetical	1,000.00	1,019.44	5.47	1.09
Class R3
Actual	1,000.00	1,027.60	4.23	0.84
Hypothetical	1,000.00	1,020.69	4.22	0.84

442	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Government Bond Fund (continued)
Class R4
Actual	$1,000.00	$1,028.90	$2.98	0.59%
Hypothetical	1,000.00	1,021.93	2.97	0.59
Class R6
Actual	1,000.00	1,030.20	1.72	0.34
Hypothetical	1,000.00	1,023.17	1.71	0.34

JPMorgan High Yield Fund
Class A
Actual	1,000.00	1,012.20	5.00	1.00
Hypothetical	1,000.00	1,019.89	5.02	1.00
Class C
Actual	1,000.00	1,009.60	7.49	1.50
Hypothetical	1,000.00	1,017.40	7.52	1.50
Class I
Actual	1,000.00	1,013.30	3.75	0.75
Hypothetical	1,000.00	1,021.13	3.77	0.75
Class R2
Actual	1,000.00	1,010.40	6.75	1.35
Hypothetical	1,000.00	1,018.15	6.77	1.35
Class R3
Actual	1,000.00	1,011.60	5.50	1.10
Hypothetical	1,000.00	1,019.39	5.52	1.10
Class R4
Actual	1,000.00	1,012.80	4.20	0.84
Hypothetical	1,000.00	1,020.69	4.22	0.84
Class R5
Actual	1,000.00	1,013.60	3.45	0.69
Hypothetical	1,000.00	1,021.43	3.47	0.69
Class R6
Actual	1,000.00	1,014.10	2.95	0.59
Hypothetical	1,000.00	1,021.93	2.97	0.59

JPMorgan Income Fund
Class A
Actual	1,000.00	1,028.10	3.33	0.66
Hypothetical	1,000.00	1,021.58	3.32	0.66
Class C
Actual	1,000.00	1,025.40	6.09	1.21
Hypothetical	1,000.00	1,018.85	6.07	1.21
Class I
Actual	1,000.00	1,029.40	2.02	0.40
Hypothetical	1,000.00	1,022.87	2.01	0.40
Class R6
Actual	1,000.00	1,030.60	2.07	0.41
Hypothetical	1,000.00	1,022.82	2.06	0.41

JPMorgan Inflation Managed Bond Fund
Class A
Actual	1,000.00	1,025.40	3.83	0.76
Hypothetical	1,000.00	1,021.08	3.82	0.76
Class C
Actual	1,000.00	1,023.20	6.94	1.38
Hypothetical	1,000.00	1,018.00	6.92	1.38
Class I
Actual	1,000.00	1,026.40	2.82	0.56
Hypothetical	1,000.00	1,022.08	2.82	0.56

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	443

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Inflation Managed Bond Fund (continued)
Class R5
Actual	$1,000.00	$1,026.80	$2.32	0.46%
Hypothetical	1,000.00	1,022.58	2.31	0.46
Class R6
Actual	1,000.00	1,028.40	1.82	0.36
Hypothetical	1,000.00	1,023.07	1.81	0.36

JPMorgan Limited Duration Bond Fund
Class A
Actual	1,000.00	1,015.10	3.46	0.69
Hypothetical	1,000.00	1,021.43	3.47	0.69
Class C
Actual	1,000.00	1,012.80	5.96	1.19
Hypothetical	1,000.00	1,018.95	5.97	1.19
Class I
Actual	1,000.00	1,016.30	2.21	0.44
Hypothetical	1,000.00	1,022.68	2.21	0.44
Class R6
Actual	1,000.00	1,017.30	1.20	0.24
Hypothetical	1,000.00	1,023.67	1.21	0.24

JPMorgan Mortgage-Backed Securities Fund
Class A
Actual	1,000.00	1,023.50	3.22	0.64
Hypothetical	1,000.00	1,021.68	3.22	0.64
Class C
Actual	1,000.00	1,020.80	5.73	1.14
Hypothetical	1,000.00	1,019.19	5.72	1.14
Class I
Actual	1,000.00	1,024.60	1.96	0.39
Hypothetical	1,000.00	1,022.92	1.96	0.39
Class R6
Actual	1,000.00	1,025.30	1.21	0.24
Hypothetical	1,000.00	1,023.67	1.21	0.24

JPMorgan Short Duration Bond Fund
Class A
Actual	1,000.00	1,017.80	2.96	0.59
Hypothetical	1,000.00	1,021.93	2.97	0.59
Class C
Actual	1,000.00	1,015.90	5.46	1.09
Hypothetical	1,000.00	1,019.44	5.47	1.09
Class I
Actual	1,000.00	1,019.00	1.71	0.34
Hypothetical	1,000.00	1,023.17	1.71	0.34
Class R6
Actual	1,000.00	1,019.30	1.41	0.28
Hypothetical	1,000.00	1,023.47	1.41	0.28

JPMorgan Short Duration Core Plus Fund
Class A
Actual	1,000.00	1,021.30	3.22	0.64
Hypothetical	1,000.00	1,021.68	3.22	0.64
Class C
Actual	1,000.00	1,018.70	5.72	1.14
Hypothetical	1,000.00	1,019.19	5.72	1.14

444	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Short Duration Core Plus Fund (continued)
Class I
Actual	$1,000.00	$1,022.40	$1.91	0.38%
Hypothetical	1,000.00	1,022.97	1.91	0.38
Class R6
Actual	1,000.00	1,021.90	1.61	0.32
Hypothetical	1,000.00	1,023.27	1.61	0.32

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	445

LIQUIDITY RISK MANAGEMENT PROGRAM

(Unaudited)

Each of the Funds has adopted the J.P. Morgan Funds Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a Fund could not meet requests to redeem shares issued by a Fund without significant dilution of remaining investors’ interest in the Funds. Among other things, the Liquidity Rule requires that a written report be provided to the Boards of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquidity Investment Minimum (“HLIM”) established for a Fund and any material changes to the Program.

The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). On February 11, 2020, the Board of Trustees reviewed the Program Administrator’s initial written report (the “Report”) concerning the operation of the Program for the period from December 1, 2018 through December 31, 2019 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.

The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying each of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule), whether an HLIM should be established for a Fund (and, for Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a Fund has invested below its HLIM) and the procedures for monitoring for this limit; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit; and (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

446	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2020

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 29, 2020. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2020. The information necessary to complete your income tax returns for the calendar year ending December 31, 2020 will be provided under separate cover.

Long-Term Capital Gain

Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 29, 2020 (amounts in thousands):

Long-Term Capital Gain Distribution
JPMorgan Core Bond Fund	$148,082
JPMorgan Income Fund	1,064
JPMorgan Mortgage-Backed Securities Fund	4,350

Qualified Interest Income (QII) and Short-Term Capital Gain

Each Fund listed below paid the following amount, or the maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 29, 2020 (amounts in thousands):

	Qualified Interest Income	Short-Term Capital Gain
JPMorgan Core Bond Fund	$795,426	$953
JPMorgan Core Plus Bond Fund	415,284	—
JPMorgan Government Bond Fund	47,201	—
JPMorgan High Yield Fund	381,717	—
JPMorgan Limited Duration Bond Fund	27,883	—
JPMorgan Short Duration Bond Fund	67,064	—

Treasury Income

Each Fund listed below had the following percentage, or the maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 29, 2020:

Income from U.S. Treasury Obligations
JPMorgan Core Bond Fund	21.7%
JPMorgan Core Plus Bond Fund	10.8
JPMorgan Government Bond Fund	31.2
JPMorgan High Yield Fund	0.1
JPMorgan Income Fund	0.2
JPMorgan Inflation Managed Bond Fund	17.2
JPMorgan Mortgage-Backed Securities Fund	1.1
JPMorgan Short Duration Bond Fund	23.2
JPMorgan Short Duration Core Plus Fund	13.9

FEBRUARY 29, 2020	J.P. MORGAN INCOME FUNDS	447

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-PORT. Prior to March 31, 2019, each Fund filed a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Form N-PORT and Form N-Q are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2020. All rights reserved. February 2020.	AN-INC2-220

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is Dennis P. Harrington. He is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2020 – $907,944

2019 – $895,526

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2020 – $103,470

2019 – $103,470

Audit-related fees consists of semi-annual financial statement reviews and security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2020 – $166,274

2019 – $166,249

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 29, 2020 and 2019, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2020 – Not applicable

2019 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2020 – 0.0%

2019 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable – Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2019 – $25.0 million

2018 – $32.5 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 6, 2020

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
May 6, 2020